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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

        Investment Company Act file number: 811-3153

                        FRANK RUSSELL INVESTMENT COMPANY
               (Exact name of registrant as specified in charter)

                      909 A STREET, TACOMA WASHINGTON 98402
               (Address of principal executive offices) (Zip code)

                      GREGORY J. LYONS, ASSISTANT SECRETARY
                        FRANK RUSSELL INVESTMENT COMPANY
                                  909 A STREET
                            TACOMA, WASHINGTON 98402
                                  253-439-2406
          -------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 253-439-9500
Date of fiscal year end:     OCTOBER 31
Date of reporting period:    November 1, 2004 to April 30, 2005

ITEM 1. REPORTS TO STOCKHOLDERS

                                                FRANK RUSSELL INVESTMENT COMPANY

MONEY MARKET FUNDS

2005 SEMIANNUAL REPORT


CLASS A AND S SHARES:

MONEY MARKET FUND


CLASS S SHARES:

US GOVERNMENT MONEY MARKET FUND

TAX FREE MONEY MARKET FUND



APRIL 30, 2005


                                                            (FRANK RUSSELL LOGO)

Frank Russell Investment Company

Frank Russell Investment Company is a series investment company with 34 different investment portfolios referred to as Funds. These financial statements report on three of these Funds.

Frank Russell Investment Management Company

Responsible for overall management and administration of the Funds.

                                  [Blank Page]

                        Frank Russell Investment Company

                               Money Market Funds

                               Semiannual Report

                           April 30, 2005 (Unaudited)

                               Table of Contents

                                                                            Page
Money Market Fund....................................................         3

US Government Money Market Fund......................................         8

Tax Free Money Market Fund...........................................        11

Notes to Schedules of Investments....................................        20

Statement of Assets and Liabilities..................................        21

Statement of Operations..............................................        22

Statement of Changes in Net Assets...................................        24

Financial Highlights.................................................        26

Notes to Financial Statements........................................        28

Shareholder Requests for Other Information...........................        33

Basis for Approval of Investment Advisory Contracts..................        34

Disclosure of Information about Fund Directors.......................        37

Manager, Money Managers and Service Providers........................        42

Frank Russell Investment Company - Money Market Funds

Copyright (c) Frank Russell Company 2005. All rights reserved. This material is proprietary and may not be reproduced, transferred, or distributed in any form without prior written permission from Frank Russell Company. It is delivered on an "as is" basis without warranty. The Russell logo is a trademark and service mark of Frank Russell Company. Frank Russell Company and Standard & Poor's Corporation are the owners of the trademarks, service marks, and copyrights related to their respective indexes. This material must be accompanied or preceded by a current Frank Russell Investment Company Prospectus containing complete information concerning the investment objectives and operations of the Company, charges, and expenses. The Prospectus should be read carefully before an investment is made. Russell Fund Distributors, Inc., is the distributor of Frank Russell Investment Company.

                                  [Blank Page]

FRANK RUSSELL INVESTMENT COMPANY
MONEY MARKET FUND

SHAREHOLDER EXPENSE EXAMPLE -- APRIL 30, 2005 (UNAUDITED)

--------------------------------------------------------------------------------

FUND EXPENSES

THE FOLLOWING DISCLOSURE PROVIDES IMPORTANT INFORMATION REGARDING EACH FUND'S EXPENSE EXAMPLE, WHICH APPEARS ON EACH FUND'S INDIVIDUAL PAGE IN THIS SEMIANNUAL REPORT. PLEASE REFER TO THIS INFORMATION WHEN REVIEWING THE EXPENSE EXAMPLE FOR A FUND.

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including advisory and administrative fees; distribution and/or service (12b-1) fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from November 1, 2004 to April 30, 2005.

ACTUAL EXPENSES

The information in the table under the heading "Actual Performance" provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table under the heading "Hypothetical Performance (5% return before expenses)" provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds.

To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading "Hypothetical Performance (5% return before expenses)" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                  HYPOTHETICAL
                                                  PERFORMANCE
                              ACTUAL               (5% RETURN
CLASS A                       PERFORMANCE       BEFORE EXPENSES)
-------                       --------------    ----------------
Beginning Account Value
November 1, 2004              $     1,000.00      $     1,000.00
Ending Account Value
April 30, 2005                $     1,010.90      $     1,023.86
Expenses Paid During
Period*                       $         1.15      $         1.15

* Expenses are equal to the Fund's annualized expense ratio of 0.23%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Includes amounts waived and/or reimbursed by the investment adviser. Without the waiver and/or reimbursement, expenses would have been higher.

                                                  HYPOTHETICAL
                                                  PERFORMANCE
                                  ACTUAL           (5% RETURN
CLASS S                        PERFORMANCE      BEFORE EXPENSES)
-------                       --------------    ----------------
Beginning Account Value
November 1, 2004              $     1,000.00      $     1,000.00
Ending Account Value April
30, 2005                      $     1,011.30      $     1,024.31
Expenses Paid During
Period*                       $         0.70      $         0.70

* Expenses are equal to the Fund's annualized expense ratio of 0.14%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Includes amounts waived and/or reimbursed by the investment adviser. Without the waiver and/or reimbursement, expenses would have been higher.

                                                            Money Market Fund  3

FRANK RUSSELL INVESTMENT COMPANY
MONEY MARKET FUND

SCHEDULE OF INVESTMENTS -- APRIL 30, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                               PRINCIPAL                          DATE
                                                               AMOUNT ($)         RATE             OF            VALUE
                                                               OR SHARES           %           MATURITY#           $
--------------------------------------------------------------------------------------------------------------------------
CORPORATE BONDS AND NOTES - 34.0%
Allstate Corp.                                                      29,756       7.875          05/01/05            29,756
Allstate Financial Global Funding                                    5,000       6.150          02/01/06             5,087
Allstate Financial Global Funding (E)                               10,000       3.175          12/20/05            10,009
Associates Corp. of NA (E)                                          12,950       3.190          06/27/05            12,950
Bank One Corp.                                                       8,942       7.625          08/01/05             9,047
Bank One NA Illinois (E)                                            14,500       3.260          01/13/06            14,516
Bear Stearns Master Note (E)                                       130,000       3.150          12/01/10           130,000
Citigroup Global Markets (E)                                        30,000       3.221          07/25/05            30,006
Citigroup Global Markets (E)                                        10,750       3.380          01/27/06            10,769
Citigroup Global Markets (E)                                        50,000       3.030          03/16/06            50,023
Federal National Mortgage Association Note                          30,000       1.360          05/03/05            30,000
General Electric Capital Corp. (E)                                  11,400       2.870          05/12/05            11,400
Goldman Sachs Group, Inc. (E)                                       50,000       3.160          07/29/05            50,000
Goldman Sachs Group, Inc. (E)                                       15,000       3.054          05/15/06            14,997
Heller Financial, Inc.                                              17,040       8.000          06/15/05            17,160
HSBC Finance                                                        40,841       8.000          05/09/05            40,893
HSBC Finance (E)                                                    10,400       3.330          06/17/05            10,405
Merrill Lynch & Co Inc (E)                                          15,000       3.430          04/18/06            15,045
Morgan Stanley (E)                                                  49,225       3.370          03/27/06            49,362
Morgan Stanley (E)                                                  80,000       2.730          05/03/06            80,001
New York Life Insurance Co. (E)                                     25,000       2.908          05/18/05            25,000
New York Life Insurance Co. (E)                                     50,000       2.928          11/18/05            50,000
Pacific Life Insurance Co. (E)                                      50,000       3.210          07/25/05            50,000
Presbyterian Homes & Services Series B2 (E)                         17,024       2.860          12/01/28            17,024
Principal Life Global Funding I (E)                                 50,000       3.060          02/24/06            50,088
Protective Life Insurance Co. (E)                                   50,000       3.010          02/26/06            50,000
Tango Finance Corp. (E)                                             15,000       3.131          01/17/06            15,001
The Travelers Insurance Co. (E)                                     75,000       3.190          11/10/05            75,000
                                                                                                              ------------

TOTAL CORPORATE BONDS AND NOTES (amortized cost $953,539)                                                          953,539
                                                                                                              ------------

MUNICIPAL BONDS - 1.1%
Illinois Health Facilities Authority Revenue, weekly demand
   (E)(n)                                                            3,655       2.850          07/01/24             3,655
Illinois Health Facilities Authority Revenue, weekly demand
   (E)(n)                                                           27,300       3.060          01/01/28            27,300
                                                                                                              ------------

TOTAL MUNICIPAL BONDS (amortized cost $30,955)                                                                      30,955
                                                                                                              ------------

REGISTERED INVESTMENT COMPANY FUNDS - 0.0%
Merrill Lynch Premier Institutional Fund                           361,495                                             361
Reserve Primary Fund Class 8                                       226,422                                             226
                                                                                                              ------------

TOTAL REGISTERED INVESTMENT COMPANY FUNDS (cost $587)                                                                  587
                                                                                                              ------------

DOMESTIC CERTIFICATES OF DEPOSIT - 8.4%
Bank of the West                                                    50,000       2.900          05/02/05            50,000
Bank of the West                                                    40,000       2.980          05/12/05            40,000
Bank of the West                                                    25,000       3.040          06/15/05            25,000
Bank of the West                                                    25,000       3.070          06/27/05            25,000
Bank of the West                                                    50,000       3.095          06/30/05            50,000

 4  Money Market Fund

FRANK RUSSELL INVESTMENT COMPANY
MONEY MARKET FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                               PRINCIPAL                          DATE
                                                               AMOUNT ($)         RATE             OF            VALUE
                                                               OR SHARES           %           MATURITY#           $
--------------------------------------------------------------------------------------------------------------------------
Citibank NA                                                         34,055       2.740          05/13/05            34,055
Wilmington Trust Co.                                                13,000       3.090          07/11/05            12,999
                                                                                                              ------------

TOTAL DOMESTIC CERTIFICATES OF DEPOSIT (amortized cost
$237,054)                                                                                                          237,054
                                                                                                              ------------

DOMESTIC COMMERCIAL PAPER - 51.9%
Atlantis One Funding Corp.                                          13,700       2.590          05/05/05            13,696
Atlantis One Funding Corp.                                          50,000       2.950          07/25/05            49,652
Banco Continental de Panama SA                                      21,000       2.980          05/27/05            20,955
BTM Capital Corp.                                                   50,000       2.820          05/04/05            49,988
BTM Capital Corp.                                                   15,000       2.840          05/05/05            14,995
BTM Capital Corp.                                                   10,000       3.030          06/13/05             9,964
BTM Capital Corp.                                                   45,000       3.060          06/21/05            44,805
BTM Capital Corp.                                                   15,000       3.110          07/12/05            14,907
Co-Op Association of Tractor Dealers - Series A                      3,290       2.640          06/08/05             3,281
Co-Op Association of Tractor Dealers - Series A                      4,100       2.750          06/10/05             4,087
Co-Op Association of Tractor Dealers - Series A                      6,100       2.750          06/13/05             6,079
Co-Op Association of Tractor Dealers - Series A                      5,100       2.700          06/14/05             5,083
Co-Op Association of Tractor Dealers - Series A                      8,700       2.700          06/15/05             8,671
Co-Op Association of Tractor Dealers - Series A                      3,200       2.750          06/20/05             3,188
Co-Op Association of Tractor Dealers - Series A                      3,000       2.750          06/24/05             2,988
Co-Op Association of Tractor Dealers - Series A                      6,100       2.900          07/08/05             6,067
Co-Op Association of Tractor Dealers - Series A                      1,500       2.980          08/15/05             1,487
Co-Op Association of Tractor Dealers - Series A                      6,000       3.100          08/26/05             5,940
Co-Op Association of Tractor Dealers - Series B                      4,300       2.570          05/06/05             4,298
Co-Op Association of Tractor Dealers - Series B                      7,100       2.750          06/20/05             7,073
Co-Op Association of Tractor Dealers - Series B                      5,000       2.750          06/24/05             4,979
Co-Op Association of Tractor Dealers - Series B                     26,300       3.150          08/01/05            26,094
Co-Op Association of Tractor Dealers - Series B                     20,700       2.950          08/10/05            20,529
Co-Op Association of Tractor Dealers - Series B                      5,100       2.980          08/15/05             5,055
Co-Op Association of Tractor Dealers - Series B                      5,000       3.250          09/20/05             4,935
Co-Op Association of Tractor Dealers - Series B                      9,500       3.300          09/23/05             9,374
Credit Suisse First Boston USA, Inc.                                25,000       2.690          05/09/05            24,985
Eiffel Funding LLC                                                  42,000       2.810          05/02/05            41,997
Eiffel Funding LLC                                                  20,300       2.790          05/09/05            20,287
Eiffel Funding LLC                                                  15,000       2.860          06/02/05            14,962
Fairway Finance                                                      5,470       2.850          05/09/05             5,467
Fairway Finance                                                     30,000       3.000          05/31/05            29,925
Fairway Finance                                                     49,227       2.940          06/14/05            49,050
Galleon Capital Corp.                                               41,419       2.860          05/09/05            41,393
Galleon Capital Corp.                                               50,000       2.700          05/12/05            49,959
Galleon Capital Corp.                                               30,000       2.620          06/09/05            29,915
General Electric Capital Corp.                                      75,000       2.980          05/02/05            74,994
General Electric Capital Corp.                                      50,000       2.980          05/31/05            49,882
Giro Balanced Funding Corp.                                         20,000       2.830          05/23/05            19,966
Gotham Funding Corp.                                                75,000       3.000          05/16/05            74,908
Gotham Funding Corp.                                                45,000       3.030          05/23/05            44,917
Gotham Funding Corp.                                                20,000       3.040          05/31/05            19,949
HSBC Finance                                                        45,000       2.850          05/31/05            44,893
Ivory Funding Corp.                                                  6,466       2.850          05/09/05             6,462
Ivory Funding Corp.                                                 25,906       2.740          05/16/05            25,876
Ivory Funding Corp.                                                 32,818       2.760          05/18/05            32,775

                                                            Money Market Fund  5

FRANK RUSSELL INVESTMENT COMPANY
MONEY MARKET FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                               PRINCIPAL                          DATE
                                                               AMOUNT ($)         RATE             OF            VALUE
                                                               OR SHARES           %           MATURITY#           $
--------------------------------------------------------------------------------------------------------------------------
Ivory Funding Corp.                                                 36,290       3.130          07/27/05            36,015
Lockhart Funding LLC                                                10,000       2.875          05/04/05             9,998
Lockhart Funding LLC                                                 6,000       2.980          06/02/05             5,984
Lockhart Funding LLC                                                 8,000       3.010          06/06/05             7,976
Lockhart Funding LLC                                                50,000       3.040          06/16/05            49,806
Lockhart Funding LLC                                                58,000       3.030          06/20/05            57,756
Long Lane Master Trust IV                                            7,188       2.820          05/03/05             7,187
Long Lane Master Trust IV                                           50,000       2.860          05/06/05            49,980
Long Lane Master Trust IV                                           46,806       2.790          05/16/05            46,752
Long Lane Master Trust IV                                           33,091       3.040          05/31/05            33,007
Principal Financial Services, Inc.                                  25,000       3.000          05/05/05            24,992
Tango Finance Corp.                                                  9,500       2.690          05/03/05             9,499
Tango Finance Corp.                                                 34,490       2.940          06/30/05            34,321
Three Pillars Funding Corp.                                         20,051       2.900          05/13/05            20,032
Three Rivers Funding Corp.                                          12,529       2.830          05/06/05            12,524
                                                                                                              ------------

TOTAL DOMESTIC COMMERCIAL PAPER (amortized cost $1,456,561)                                                      1,456,561
                                                                                                              ------------

EURODOLLAR CERTIFICATES OF DEPOSIT - 1.8%
Societe Generale (Cayman)                                           50,350       2.940          05/02/05            50,350
                                                                                                              ------------

TOTAL EURODOLLAR CERTIFICATES OF DEPOSIT (amortized cost
$50,350)                                                                                                            50,350
                                                                                                              ------------

UNITED STATES GOVERNMENT AGENCIES - 1.0%
AID to INH Portugal Guaranteed Note, weekly demand (LIBOR
   Floater) (E)                                                      8,125       3.600          12/01/17             8,212
Federal Home Loan Bank Note                                          6,095       1.560          05/13/05             6,095
Federal National Mortgage Association Note                          15,000       1.750          05/23/05            15,000
                                                                                                              ------------

TOTAL UNITED STATES GOVERNMENT AGENCIES (amortized cost
$29,307)                                                                                                            29,307
                                                                                                              ------------

YANKEE CERTIFICATES OF DEPOSIT - 1.8%
Deutsche Bank AG (NY)                                               25,000       2.110          06/14/05            25,000
Royal Bank of Scotland PLC                                          25,000       1.490          05/04/05            24,999
                                                                                                              ------------

TOTAL YANKEE CERTIFICATES OF DEPOSIT (amortized cost
$49,999)                                                                                                            49,999
                                                                                                              ------------

TOTAL INVESTMENTS - 100.0% (amortized cost $2,808,352) (+)                                                       2,808,352

OTHER ASSETS AND LIABILITIES, NET - 0.0%                                                                               749
                                                                                                              ------------

NET ASSETS - 100.0%                                                                                              2,809,101
                                                                                                              ============

See accompanying notes which are an integral part of the financial statements.

 6  Money Market Fund

FRANK RUSSELL INVESTMENT COMPANY
MONEY MARKET FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2005 (UNAUDITED)

                                                         % OF
                                                          NET
               PORTFOLIO SUMMARY                        ASSETS
-------------------------------------------------------------------
Corporate Bonds & Notes                                        34.0
Municipal Bonds                                                 1.1
Registered Investment Company Funds                              --*
Domestic Certificates of Deposit                                8.4
Domestic Commercial Paper                                      51.9
Eurodollar Certificates of Deposit                              1.8
United States Government Agencies                               1.0
Yankee Certificates of Deposit                                  1.8
                                                    ---------------
Total Investments                                             100.0
Other Assets and Liabilities, Net                                --*
                                                    ---------------

Net Assets                                                    100.0
                                                    ===============

*  Less than .05%.

  See accompanying notes which are an integral part of the financial statements.

                                                            Money Market Fund  7

FRANK RUSSELL INVESTMENT COMPANY
US GOVERNMENT MONEY MARKET FUND

SHAREHOLDER EXPENSE EXAMPLE -- APRIL 30, 2005 (UNAUDITED)

--------------------------------------------------------------------------------

FUND EXPENSES

THE FOLLOWING DISCLOSURE PROVIDES IMPORTANT INFORMATION REGARDING EACH FUND'S EXPENSE EXAMPLE, WHICH APPEARS ON EACH FUND'S INDIVIDUAL PAGE IN THIS SEMIANNUAL REPORT. PLEASE REFER TO THIS INFORMATION WHEN REVIEWING THE EXPENSE EXAMPLE FOR A FUND.

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including advisory and administrative fees; distribution and/or service (12b-1) fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from November 1, 2004 to April 30, 2005.

ACTUAL EXPENSES

The information in the table under the heading "Actual Performance" provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table under the heading "Hypothetical Performance (5% return before expenses)" provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading "Hypothetical Performance (5% return before expenses)" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                  HYPOTHETICAL
                                                  PERFORMANCE
                                  ACTUAL           (5% RETURN
CLASS S                        PERFORMANCE      BEFORE EXPENSES)
-------                       --------------    ----------------
Beginning Account Value
November 1, 2004              $     1,000.00      $     1,000.00
Ending Account Value April
30, 2005                      $     1,009.00      $     1,022.57
Expenses Paid During
Period*                       $         2.44      $         2.46

* Expenses are equal to the Fund's annualized expense ratio of 0.49%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

 8  US Government Money Market Fund

FRANK RUSSELL INVESTMENT COMPANY
US GOVERNMENT MONEY MARKET FUND

SCHEDULE OF INVESTMENTS -- APRIL 30, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                               PRINCIPAL                          DATE
                                                               AMOUNT ($)         RATE             OF            VALUE
                                                               OR SHARES           %           MATURITY#           $
--------------------------------------------------------------------------------------------------------------------------
UNITED STATES GOVERNMENT AGENCIES - 32.8%
Aid to Sri Lanka Guaranteed Note (LIBOR Floater) (E)                 1,875       3.600          06/15/12             1,884
Federal Farm Credit Bank Note                                          150       2.250          09/08/05               149
Federal Farm Credit Bank Note (E)                                    1,350       2.920          06/20/06             1,350
Federal Home Loan Bank                                                 350       1.760          05/27/05               350
Federal Home Loan Bank                                               2,000       2.060          06/10/05             1,999
Federal Home Loan Bank                                               1,000       2.250          06/16/05               999
Federal Home Loan Bank                                               1,500       1.625          06/17/05             1,497
Federal Home Loan Bank                                                 300       6.425          06/27/05               302
Federal Home Loan Bank                                               1,000       1.420          07/08/05               997
Federal Home Loan Bank                                                 125       1.750          08/12/05               124
Federal Home Loan Bank (E)                                             600       2.760          06/02/06               600
Federal National Mortgage Association                                  500       1.610          05/13/05               500
Federal National Mortgage Association                                  310       1.750          05/23/05               310
Federal National Mortgage Association                                  100       6.350          06/10/05               100
Federal National Mortgage Association                                  950       4.250          06/15/05               951
Federal National Mortgage Association                                1,440       5.750          06/15/05             1,445
Federal National Mortgage Association                                  150       6.440          06/21/05               151
Student Loan Marketing Association Note                              1,000       1.450          06/15/05               998
                                                                                                              ------------

TOTAL INVESTMENTS - 32.8% (amortized cost $14,706)                                                                  14,706
                                                                                                              ------------

REPURCHASE AGREEMENTS - 67.1%
Agreement with ABN-AMRO Bank and The Bank of New York
   (Tri-party) of $30,030 dated April 29, 2005 at 2.870% to
   be repurchased at $30,037 on May 2, 2005, collateralized
   by: $30,636 par various U.S. Government Agency Notes,
   valued at $30,632                                                                                                30,030
                                                                                                              ------------

TOTAL REPURCHASE AGREEMENTS (identified cost $30,030)                                                               30,030
                                                                                                              ------------

TOTAL INVESTMENTS AND REPURCHASE AGREEMENTS - 99.9%
(cost $44,736) (+)                                                                                                  44,736

OTHER ASSETS AND LIABILITIES, NET - 0.1%                                                                                28
                                                                                                              ------------

NET ASSETS - 100.0%                                                                                                 44,764
                                                                                                              ============

  See accompanying notes which are an integral part of the financial statements.

                                              US Government Money Market Fund  9

FRANK RUSSELL INVESTMENT COMPANY
US GOVERNMENT MONEY MARKET FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2005 (UNAUDITED)

                                                         % OF
                                                          NET
               PORTFOLIO SUMMARY                        ASSETS
-------------------------------------------------------------------
United States Government Agencies                              32.8
Repurchase Agreements                                          67.1
                                                    ---------------
Total Investments and Repurchase Agreements                    99.9
Other Assets and Liabilities, Net                               0.1
                                                    ---------------

Net Assets                                                    100.0
                                                    ===============

See accompanying notes which are an integral part of the financial statements.

 10  US Government Money Market Fund

FRANK RUSSELL INVESTMENT COMPANY
TAX FREE MONEY MARKET FUND

SHAREHOLDER EXPENSE EXAMPLE -- APRIL 30, 2005 (UNAUDITED)

--------------------------------------------------------------------------------

FUND EXPENSES

THE FOLLOWING DISCLOSURE PROVIDES IMPORTANT INFORMATION REGARDING EACH FUND'S EXPENSE EXAMPLE, WHICH APPEARS ON EACH FUND'S INDIVIDUAL PAGE IN THIS SEMIANNUAL REPORT. PLEASE REFER TO THIS INFORMATION WHEN REVIEWING THE EXPENSE EXAMPLE FOR A FUND.

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including advisory and administrative fees; distribution and/or service (12b-1) fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from November 1, 2004 to April 30, 2005.

ACTUAL EXPENSES

The information in the table under the heading "Actual Performance" provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table under the heading "Hypothetical Performance (5% return before expenses)" provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading "Hypothetical Performance (5% return before expenses)" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                  HYPOTHETICAL
                                                  PERFORMANCE
                                  ACTUAL           (5% RETURN
CLASS S                        PERFORMANCE      BEFORE EXPENSES)
-------                       --------------    ----------------
Beginning Account Value
November 1, 2004              $     1,000.00      $     1,000.00
Ending Account Value April
30, 2005                      $     1,007.50      $     1,023.21
Expenses Paid During
Period*                       $         1.79      $         1.81

* Expenses are equal to the Fund's annualized expense ratio of 0.36%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

                                                  Tax Free Money Market Fund  11

FRANK RUSSELL INVESTMENT COMPANY
TAX FREE MONEY MARKET FUND

SCHEDULE OF INVESTMENTS -- APRIL 30, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                               PRINCIPAL                          DATE
                                                               AMOUNT ($)         RATE             OF            VALUE
                                                               OR SHARES           %           MATURITY#           $
--------------------------------------------------------------------------------------------------------------------------
SHORT-TERM TAX-EXEMPT OBLIGATIONS - 99.7%
Alabama - 1.3%
Lauderdale County Public Park Recreation Board Revenue
   Bonds, weekly demand (E)                                            600       3.000          12/01/20               600
Spring Hill College Educational Building Authority Revenue
   Bonds, weekly demand (E)                                          1,000       3.030          09/01/24             1,000
                                                                                                              ------------
                                                                                                                     1,600
                                                                                                              ------------

Arizona - 0.6%
Maricopa County Industrial Development Authority Revenue
   Bonds, weekly demand (E)                                            805       3.000          04/15/30               805
                                                                                                              ------------

California - 1.3%
CSUCI Financing Authority Revenue Bonds, annual demand (E)             500       1.600          08/01/31               500
GAF Tax Exempt Bond Grantor Trust, monthly demand (E)                1,000       2.800          10/01/12             1,000
Rohnert Park California Revenue Bonds, weekly demand (E)               115       3.040          06/15/25               115
                                                                                                              ------------
                                                                                                                     1,615
                                                                                                              ------------

Colorado - 7.9%
Arapahoe County Water & Wastewater Authority Revenue Bonds,
   annual demand (E)                                                 2,000       3.020          12/01/33             2,000
City of Colorado Springs Colorado Revenue Bonds, weekly
   demand (E)                                                        1,800       3.000          11/01/29             1,800
Colorado Health Facilities Authority Revenue Bonds, weekly
   demand (E)                                                          500       3.150          10/01/30               500
Denver City & County Colorado Revenue Bonds, weekly demand
   (E)                                                               2,685       3.050          12/01/29             2,685
SBC Metropolitan District General Obligation, Ltd., weekly
   demand (E)                                                        1,930       3.090          12/01/17             1,930
Superior Metropolitan District No. 1 Revenue Bonds, annual
   demand (E)(u)                                                     1,000       2.300          12/01/20             1,000
                                                                                                              ------------
                                                                                                                     9,915
                                                                                                              ------------

Delaware - 0.6%
Delaware State Economic Development Authority Revenue Bonds,
   weekly demand (E)                                                   300       3.030          05/01/15               300
Delaware State Economic Development Authority Revenue Bonds,
   weekly demand (E)                                                   450       3.000          12/01/15               450
                                                                                                              ------------
                                                                                                                       750
                                                                                                              ------------

District of Columbia - 0.5%
District of Columbia Revenue Bonds, weekly demand (E)                  600       3.100          12/01/23               600
                                                                                                              ------------

Florida - 0.6%
Fort Pierce Florida Revenue Bonds, weekly demand (E)                   300       3.000          10/01/17               300
Pinellas County Health Facility Authority Revenue Bonds,
   weekly demand (E)                                                   500       3.050          12/01/15               500
                                                                                                              ------------
                                                                                                                       800
                                                                                                              ------------

Georgia - 7.0%
Dalton Georgia Revenue Bonds, weekly demand (E)                      1,080       3.080          01/01/12             1,080
De Kalb County Housing Authority Revenue Bonds, weekly
   demand (E)                                                          400       3.080          06/15/25               400
Fulton County Housing Authority Revenue Bonds, weekly demand
   (E)                                                               1,000       3.000          06/01/23             1,000
Gainesville & Hall County Development Authority Revenue
   Bonds, weekly demand (E)(u)                                         700       3.050          11/15/33               700

 12  Tax Free Money Market Fund

FRANK RUSSELL INVESTMENT COMPANY
TAX FREE MONEY MARKET FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                               PRINCIPAL                          DATE
                                                               AMOUNT ($)         RATE             OF            VALUE
                                                               OR SHARES           %           MATURITY#           $
--------------------------------------------------------------------------------------------------------------------------
Gwinnett County Development Authority Revenue Bonds, weekly
   demand (E)                                                           65       3.000          03/01/17                65
Gwinnett County Development Authority Revenue Bonds, weekly
   demand (E)                                                        2,900       3.000          04/01/18             2,900
Gwinnett County Development Authority Revenue Bonds, weekly
   demand (E)                                                          900       3.000          03/01/21               900
Gwinnett County Hospital Authority Revenue Bonds, weekly
   demand (E)(u)                                                       600       3.000          07/01/32               600
Marietta Housing Authority Revenue Bonds, weekly demand (E)          1,250       3.040          02/01/26             1,250
                                                                                                              ------------
                                                                                                                     8,895
                                                                                                              ------------

Idaho - 0.3%
Idaho Health Facilities Authority Revenue Bonds, weekly
   demand (E)(u)                                                       400       3.050          05/01/22               400
                                                                                                              ------------

Illinois - 7.1%
Belleville Illinois Revenue Bonds, weekly demand (E)                   500       3.010          12/01/08               500
Illinois Educational Facilities Authority Revenue Bonds,
   semi-annual demand                                                  450       8.750          07/01/05               455
Illinois Educational Facilities Authority Revenue Bonds,
   weekly demand (E)                                                   100       3.000          11/01/25               100
Illinois Educational Facilities Authority Revenue Bonds,
   weekly demand (E)                                                 1,465       2.970          07/01/29             1,465
Illinois Educational Facilities Authority Revenue Bonds,
   weekly demand (E)                                                 1,000       3.000          08/01/30             1,000
Illinois Educational Facilities Authority Revenue Bonds,
   weekly demand (E)                                                   400       3.000          03/01/34               400
Illinois Finance Authority Revenue Bonds, weekly demand (E)            800       3.100          04/01/21               800
Illinois Finance Authority Revenue Bonds, weekly demand (E)            700       3.100          08/01/26               700
Illinois Finance Authority Revenue Bonds, weekly demand (E)            575       3.030          07/01/33               575
Illinois Finance Authority Revenue Bonds, weekly demand
   (E)(u)                                                              845       3.030          02/01/19               845
Oakbrook Terrace Illinois Revenue Bonds, weekly demand (E)           2,100       2.350          12/01/25             2,100
                                                                                                              ------------
                                                                                                                     8,940
                                                                                                              ------------

Indiana - 2.7%
Indiana Educational Facilities Authority Revenue Bonds,
   weekly demand (E)(u)                                                100       3.050          07/01/32               100
Indiana Health Facility Financing Authority Revenue Bonds,
   weekly demand (E)                                                 1,000       3.000          01/01/20             1,000
Indiana Health Facility Financing Authority Revenue Bonds,
   weekly demand (E)                                                   750       3.100          12/01/29               750
Indiana University Revenue Bonds, weekly demand (E)                  1,100       2.950          11/01/18             1,100
Tippecanoe School Corp. General Obligation Unlimited                   400       2.000          07/01/05               400
                                                                                                              ------------
                                                                                                                     3,350
                                                                                                              ------------

Iowa - 1.2%
Iowa Finance Authority Revenue Bonds, weekly demand (E)                400       3.100          07/01/31               400
Iowa Finance Authority Revenue Bonds, weekly demand (E)                400       3.100          11/01/32               400
Iowa Finance Authority Revenue Bonds, weekly demand (E)(u)             200       3.050          07/01/24               200
Iowa Finance Authority Revenue Bonds, weekly demand (E)(u)             100       3.100          07/01/26               100
Iowa Higher Education Loan Authority Revenue Bonds, weekly
   demand (E)(u)                                                       400       3.050          11/01/32               400
                                                                                                              ------------
                                                                                                                     1,500
                                                                                                              ------------

Kansas - 3.2%
Kansas Development Finance Authority Revenue Bonds, weekly
   demand (E)                                                        2,100       3.050          12/01/18             2,100
Kansas Development Finance Authority Revenue Bonds, weekly
   demand (E)                                                          800       3.050          12/01/34               800
Prairie Village Kansas Revenue Bonds, weekly demand (E)              1,150       3.000          11/01/30             1,150
                                                                                                              ------------
                                                                                                                     4,050
                                                                                                              ------------

                                                  Tax Free Money Market Fund  13

FRANK RUSSELL INVESTMENT COMPANY
TAX FREE MONEY MARKET FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                               PRINCIPAL                          DATE
                                                               AMOUNT ($)         RATE             OF            VALUE
                                                               OR SHARES           %           MATURITY#           $
--------------------------------------------------------------------------------------------------------------------------
Kentucky - 5.6%
County of Jefferson Kentucky Revenue Bonds, weekly demand
   (E)                                                               1,700       3.010          10/01/19             1,700
Kentucky Asset Liability Commission Revenue Notes                    2,500       3.000          06/29/05             2,506
Kentucky Association of Counties Certificate of
   Participation                                                     2,500       3.000          06/30/05             2,505
Lexington-Fayette Urban County Government Revenue Bonds,
   annual demand (E)(u)                                                380       2.750          04/01/15               380
                                                                                                              ------------
                                                                                                                     7,091
                                                                                                              ------------

Louisiana - 1.3%
Louisiana Public Facilities Authority Revenue Notes                  1,690       3.000          10/20/05             1,700
                                                                                                              ------------

Maryland - 0.8%
County of Montgomery Maryland, monthly demand (E)                      641       2.350          04/01/14               641
Maryland State Economic Development Corp. Revenue Bonds,
   weekly demand (E)                                                   400       3.000          09/01/24               400
                                                                                                              ------------
                                                                                                                     1,041
                                                                                                              ------------

Massachusetts - 2.4%
Commonwealth of Massachusetts General Obligation Unlimited,
   weekly demand (E)(u)                                              1,520       3.070          12/01/24             1,520
Hull Massachusetts General Obligation, Ltd. Notes                    1,500       3.000          07/14/05             1,504
                                                                                                              ------------
                                                                                                                     3,024
                                                                                                              ------------

Michigan - 6.5%
Lansing Economic Development Corp. Revenue Bonds,
   semi-annual demand (E)                                            1,490       2.250          05/01/12             1,490
Leelanau County Economic Development Corp., semi-annual
   demand (E)                                                          265       2.350          06/15/06               265
Michigan State Housing Development Authority Revenue Bonds,
   weekly demand (E)                                                 2,600       3.000          08/15/32             2,600
Michigan State Job Development Authority Revenue Bonds,
   monthly demand (E)                                                1,900       2.400          11/01/14             1,900
Michigan Strategic Fund Revenue Bonds, semi-annual demand
   (E)                                                                  90       2.650          10/15/05                90
Northern Michigan University Revenue Bonds, weekly demand
   (E)                                                                 200       3.050          06/01/31               200
Northville Township Economic Development Corp. Revenue
   Bonds, weekly demand (E)                                            500       2.990          05/01/14               500
Oakland County Economic Development Corp. Revenue Bonds,
   semi-annual demand (E)                                              725       2.500          08/01/15               725
Sterling Heights Economic Development Corp. Revenue Bonds,
   weekly demand (E)                                                   470       3.010          12/01/10               470
                                                                                                              ------------
                                                                                                                     8,240
                                                                                                              ------------

Minnesota - 2.8%
Arden Hills Minnesota Revenue Bonds, weekly demand (E)                 496       3.100          09/01/29               496
City of Austin Minnesota Revenue Bonds, weekly demand (E)            1,400       3.100          12/01/13             1,400
City of Minneapolis Minnesota Revenue Bonds, weekly demand
   (E)                                                                 500       3.150          05/01/26               500
St. Paul Housing & Redevelopment Authority Revenue Bonds,
   weekly demand (E)                                                 1,155       3.150          08/01/25             1,155
                                                                                                              ------------
                                                                                                                     3,551
                                                                                                              ------------

 14  Tax Free Money Market Fund

FRANK RUSSELL INVESTMENT COMPANY
TAX FREE MONEY MARKET FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                               PRINCIPAL                          DATE
                                                               AMOUNT ($)         RATE             OF            VALUE
                                                               OR SHARES           %           MATURITY#           $
--------------------------------------------------------------------------------------------------------------------------
Missouri - 4.1%
Clayton Industrial Development Authority Revenue Bonds,
   weekly demand (E)                                                 1,000       3.160          01/01/09             1,000
Kansas City Industrial Development Authority Revenue Bonds,
   weekly demand (E)                                                   100       3.050          04/01/27               100
Missouri State Health & Educational Facilities Authority
   Revenue Bonds, weekly demand (E)                                    160       3.100          10/01/09               160
Missouri State Health & Educational Facilities Authority
   Revenue Bonds, weekly demand (E)                                  1,000       3.100          10/01/24             1,000
Missouri State Health & Educational Facilities Authority
   Revenue Bonds, weekly demand (E)                                    350       3.050          06/01/26               350
Missouri State Health & Educational Facilities Authority
   Revenue Bonds, weekly demand (E)                                    100       3.100          07/01/32               100
Missouri State Health & Educational Facilities Authority
   Revenue Bonds, weekly demand (E)(u)                                 100       3.100          08/15/28               100
St. Charles County Industrial Development Authority Revenue
   Bonds, weekly demand (E)                                          2,300       3.090          12/01/27             2,300
                                                                                                              ------------
                                                                                                                     5,110
                                                                                                              ------------

Montana - 2.5%
Montana Health Facilities Authority Revenue Bonds, weekly
   demand (E)(u)                                                     3,095       3.000          12/01/15             3,096
                                                                                                              ------------

Multi-State and Other - 0.7%
Greystone Municipal Lease Certificate Trust Certificate of
   Participation, weekly demand (E)(a)                                 205       3.160          07/01/05               205
Greystone Revenue Bond Certificate Trust Series 1998-1 Class
   SR, weekly demand (E)(e)                                            700       3.120          05/01/28               700
                                                                                                              ------------
                                                                                                                       905
                                                                                                              ------------

New Jersey - 1.7%
Dumont New Jersey Notes                                              2,075       3.625          04/06/06             2,087
                                                                                                              ------------

New York - 2.3%
Albany Industrial Development Agency Revenue Bonds, weekly
   demand (E)                                                          480       3.080          07/01/32               480
Herkimer County Industrial Development Agency Revenue Bonds,
   weekly demand (E)(u)                                              1,270       3.070          12/01/14             1,270
Marlboro Central School District General Obligation
   Unlimited Notes                                                   1,200       3.750          04/13/06             1,209
                                                                                                              ------------
                                                                                                                     2,959
                                                                                                              ------------

North Carolina - 2.2%
Mcdowell County Industrial Facilities & Pollution Control
   Financing Authority Revenue Bonds, weekly demand (E)              1,870       3.020          05/01/22             1,870
North Carolina Medical Care Commission Revenue Bonds, weekly
   demand (E)(u)                                                       840       3.050          11/15/09               840
                                                                                                              ------------
                                                                                                                     2,710
                                                                                                              ------------

Ohio - 6.0%
American Municipal Power-Ohio, Inc. Revenue Notes                      580       2.850          03/31/06               580
Clermont County Ohio Revenue Bonds, semi-annual demand (E)           1,470       1.850          05/01/12             1,470
New Albany Community Authority Revenue Bonds, weekly demand
   (E)                                                               1,165       3.000          02/01/25             1,165

                                                  Tax Free Money Market Fund  15

FRANK RUSSELL INVESTMENT COMPANY
TAX FREE MONEY MARKET FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                               PRINCIPAL                          DATE
                                                               AMOUNT ($)         RATE             OF            VALUE
                                                               OR SHARES           %           MATURITY#           $
--------------------------------------------------------------------------------------------------------------------------
Stark County Ohio Revenue Bonds, semi-annual demand (E)              1,465       2.500          09/01/15             1,465
Stark County Ohio Revenue Bonds, weekly demand (E)                   1,685       1.300          09/15/16             1,685
University of Toledo Revenue Bonds, weekly demand (E)(u)               100       3.050          06/01/32               100
Wapakonetka Ohio General Obligation, Ltd. Notes                      1,100       2.200          06/16/05             1,100
                                                                                                              ------------
                                                                                                                     7,565
                                                                                                              ------------

Oklahoma - 0.8%
Tulsa County Industrial Authority Revenue Bonds, annual
   demand                                                            1,000       2.050          05/15/17             1,000
                                                                                                              ------------

Pennsylvania - 0.5%
City of Philadelphia Pennsylvania Revenue Bonds, weekly
   demand (E)                                                          100       2.990          06/15/23               100
Pennsylvania Higher Educational Facilities Authority Revenue
   Bonds, annual demand                                                500       1.950          11/01/31               500
                                                                                                              ------------
                                                                                                                       600
                                                                                                              ------------

Tennessee - 3.7%
Franklin County Health & Educational Facilities Board
   Revenue Bonds, semi-annual demand (E)                             1,375       2.550          09/01/10             1,375
Knox County Health Educational & Housing Facilities Board
   Revenue Bonds, weekly demand (E)                                    320       3.000          03/01/19               320
Knox County Industrial Development Board Revenue Bonds,
   weekly demand (E)                                                 1,900       2.650          12/01/14             1,900
Wilson County Industrial Development Board, weekly demand
   (E)                                                               1,100       3.030          07/01/26             1,100
                                                                                                              ------------
                                                                                                                     4,695
                                                                                                              ------------

Texas - 5.0%
City of Houston Texas Revenue Bonds, weekly demand (E)               1,000       3.080          05/15/26             1,000
City of Houston Texas Revenue Bonds, weekly demand (E)               1,990       3.080          05/15/27             1,990
Garland Health Facilities Development Corp. Revenue Bonds,
   weekly demand (E)                                                   400       3.000          11/15/32               400
Gulf Coast Waste Disposal Authority Revenue Bonds, weekly
   demand (E)                                                          490       3.010          12/01/08               490
State of Texas Notes                                                 2,000       3.000          08/31/05             2,009
Tarrant County Housing Finance Corp. Revenue Bonds, weekly
   demand (E)                                                          460       3.040          02/15/27               460
                                                                                                              ------------
                                                                                                                     6,349
                                                                                                              ------------

Utah - 2.5%
Utah Transit Authority Revenue Bonds, weekly demand (E)(u)           3,200       3.000          09/01/32             3,201
                                                                                                              ------------

Vermont - 2.2%
Vermont Educational & Health Buildings Financing Agency
   Revenue Bonds, weekly demand (E)                                  1,345       3.100          06/01/22             1,345
Vermont Educational & Health Buildings Financing Agency
   Revenue Bonds, weekly demand (E)                                    695       3.100          06/01/27               695
Vermont Educational & Health Buildings Financing Agency
   Revenue Bonds, weekly demand (E)(u)                                 126       3.050          08/01/05               126
Vermont Industrial Development Authority Revenue Bonds,
   monthly demand (E)(u)                                               545       2.350          12/01/13               545
                                                                                                              ------------
                                                                                                                     2,711
                                                                                                              ------------

 16  Tax Free Money Market Fund

FRANK RUSSELL INVESTMENT COMPANY
TAX FREE MONEY MARKET FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                               PRINCIPAL                          DATE
                                                               AMOUNT ($)         RATE             OF            VALUE
                                                               OR SHARES           %           MATURITY#           $
--------------------------------------------------------------------------------------------------------------------------
Virginia - 0.6%
Harrisonburg Redevelopment & Housing Authority Revenue
   Bonds, weekly demand (E)                                            700       3.080          02/01/07               700
                                                                                                              ------------

Washington - 4.6%
Washington State Housing Finance Commission Revenue Bonds,
   weekly demand (E)                                                 1,255       3.050          08/01/24             1,255
Washington State Housing Finance Commission Revenue Bonds,
   weekly demand (E)                                                 1,000       3.050          12/01/33             1,000
Washington State Housing Finance Commission Revenue Bonds,
   weekly demand (E)(u)                                              2,200       3.050          08/01/19             2,200
Washington State Housing Finance Commission Revenue Bonds,
   weekly demand (E)(u)                                              1,310       3.050          01/01/34             1,310
                                                                                                              ------------
                                                                                                                     5,765
                                                                                                              ------------

West Virginia - 0.8%
Marshall County West Virginia Revenue Bonds, weekly demand
   (E)                                                               1,000       3.150          03/01/26             1,000
                                                                                                              ------------

Wisconsin - 5.8%
City of Milwaukee Wisconsin Revenue Bonds, weekly demand (E)           550       3.000          06/01/29               550
Delavan Darien School District Revenue Notes                         1,000       3.000          08/26/05             1,004
Milwaukee Redevelopment Authority Revenue Bonds, weekly
   demand (E)                                                          600       3.150          07/01/21               600
Sturgeon Bay School District Revenue Notes                           1,000       2.090          10/26/05             1,000
Wisconsin State Health & Educational Facilities Authority
   Revenue Bonds, weekly demand (E)                                    200       3.100          11/01/17               200
Wisconsin State Health & Educational Facilities Authority
   Revenue Bonds, weekly demand (E)                                  1,855       3.050          06/01/19             1,855
Wisconsin State Health & Educational Facilities Authority
   Revenue Bonds, weekly demand (E)                                  1,340       3.030          08/15/30             1,340
Wisconsin State Health & Educational Facilities Authority
   Revenue Bonds, weekly demand (E)(u)                                 700       3.100          12/01/32               700
                                                                                                              ------------
                                                                                                                     7,249
                                                                                                              ------------

TOTAL SHORT-TERM TAX-EXEMPT OBLIGATIONS (cost $125,569)                                                            125,569
                                                                                                              ------------

TOTAL INVESTMENTS - 99.7% (identified cost $125,569) (+)                                                           125,569

OTHER ASSETS AND LIABILITIES, NET - 0.3%                                                                               416
                                                                                                              ------------

NET ASSETS - 100.0%                                                                                                125,985
                                                                                                              ============

  See accompanying notes which are an integral part of the financial statements.

                                                  Tax Free Money Market Fund  17

FRANK RUSSELL INVESTMENT COMPANY
TAX FREE MONEY MARKET FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2005 (UNAUDITED)

----------------------------------------------------------------------------
QUALITY RATINGS AS A % OF VALUE
P-1/A-1; MIG1/SP-1/F1 or equivalent                                  100%

ECONOMIC SECTOR EMPHASIS AS A % OF VALUE
Non-Profit                                                            16
Industrial Revenue Bond                                               13
Multi-Family Housing Bond                                             11
Education (colleges and universities)                                  9
Nursing Home                                                           8
Cashflow Note                                                          7
Hospital                                                               7
School District                                                        7
Water and Sewer                                                        5
Annual Appropriation                                                   3
Electric                                                               3
Special Tax                                                            3
Bond Anticipation Note                                                 2
Local General Obligation                                               2
Asset Backed                                                           1
General Obligation                                                     1
Miscellaneous Revenue                                                  1
Single-Family Housing Bond                                             1
Escrow to Maturity                                                    --
                                                                   -----
                                                                     100%
                                                                   =====

See accompanying notes which are an integral part of the financial statements.

 18  Tax Free Money Market Fund

FRANK RUSSELL INVESTMENT COMPANY
TAX FREE MONEY MARKET FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2005 (UNAUDITED)

                                                                     % OF
                                                                      NET
PORTFOLIO SUMMARY                                                   ASSETS
-------------------------------------------------------------------------------
Alabama                                                                     1.3
Arizona                                                                     0.6
California                                                                  1.3
Colorado                                                                    7.9
Delaware                                                                    0.6
District of Columbia                                                        0.5
Florida                                                                     0.6
Georgia                                                                     7.0
Idaho                                                                       0.3
Illinois                                                                    7.1
Indiana                                                                     2.7
Iowa                                                                        1.2
Kansas                                                                      3.2
Kentucky                                                                    5.6
Louisiana                                                                   1.3
Maryland                                                                    0.8
Massachusetts                                                               2.4
Michigan                                                                    6.5
Minnesota                                                                   2.8
Missouri                                                                    4.1
Montana                                                                     2.5
Multi-State and Other                                                       0.7
New Jersey                                                                  1.7
New York                                                                    2.3
North Carolina                                                              2.2
Ohio                                                                        6.0
Oklahoma                                                                    0.8
Pennsylvania                                                                0.5
Tennessee                                                                   3.7
Texas                                                                       5.0
Utah                                                                        2.5
Vermont                                                                     2.2
Virginia                                                                    0.6
Washington                                                                  4.6
West Virginia                                                               0.8
Wisconsin                                                                   5.8
                                                                ---------------
Total Investments                                                          99.7
Other Assets and Liabilities, Net                                           0.3
                                                                ---------------

Net Assets                                                                100.0
                                                                ===============

  See accompanying notes which are an integral part of the financial statements.

                                                  Tax Free Money Market Fund  19

FRANK RUSSELL INVESTMENT COMPANY
MONEY MARKET FUNDS

NOTES TO SCHEDULES OF INVESTMENTS -- APRIL 30, 2005 (UNAUDITED)

--------------------------------------------------------------------------------

FOOTNOTES:

(E) Adjustable or floating rate security. Rate shown reflects rate in effect at period end. Variable Rate.
(u)   Bond is insured by a guarantor.
(ae) Pre-refunded: These bonds are collateralized by US Treasury securities, which are held in escrow by a trustee and used to pay principal and interest in the tax-exempt issue and to retire the bonds in full at the earliest refunding date. The rate noted is for descriptive purposes; effective yield may vary.
(+) The identified cost for Federal income tax purpose is the same as shown above.
(n)   Taxable security.
(a) Multi-State bond issue including Alabama, California, Colorado, Connecticut, Florida, Georgia, Illinois, Indiana, Kansas, Kentucky, Massachusetts, New Hampshire, New Jersey, New York, Ohio, Oklahoma, Pennsylvania, South Carolina, Texas, and Virginia.
(e) Multi-State bond issue including Arkansas, Florida, Georgia, Kansas, Kentucky, Tennessee, and Virginia.
# All securities with a maturity date greater than thirteen months have a demand feature or an optional or mandatory put, or are pre-refunded, resulting in an effective maturity of thirteen months or less. Additionally, all daily and weekly demand securities are backed by direct payment of letters of credit.

ABBREVIATIONS:

LIBOR - London Interbank Offered Rate

A-1 - A short-term obligation rated A-1 is rated in the highest category by Standard & Poor's for commercial paper obligations. The obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus (+) sign. This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

F-1 - Highest credit quality. Indicates the strongest capacity for timely payment of financial commitments; (may have an added "+" to denote any exceptionally strong credit feature.)

MIG1 - This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the markets for refinancing.

P-1 - The highest tax-exempt rating given by Moody's Investor Services to commercial paper with a "superior capacity for repayment."

SP-1 - The highest short-term municipal note credit rating given by Standard & Poor's Corporation to notes with a "very strong or strong capacity to pay principal and interest."

 20  Notes to Schedules of Investments

FRANK RUSSELL INVESTMENT COMPANY
MONEY MARKET FUNDS

STATEMENT OF ASSETS AND LIABILITIES -- APRIL 30, 2005 (UNAUDITED)

                                                         MONEY MARKET           US GOVERNMENT             TAX FREE
AMOUNTS IN THOUSANDS                                         FUND             MONEY MARKET FUND      MONEY MARKET FUND
------------------------------------------------------------------------------------------------------------------------
ASSETS
Investments at amortized cost which approximates
   value                                              $         2,808,352    $            14,706    $            125,569
Repurchase agreements at cost which approximates
   value                                                               --                 30,030                      --
Cash                                                                   --                     --                      52
Receivables:
      Interest                                                      7,469                    139                     622
      Fund shares sold                                                113                     --                      --
Prepaid expenses                                                        8                      1                      15
                                                      -------------------    -------------------    --------------------
Total assets                                                    2,815,942                 44,876                 126,258
                                                      -------------------    -------------------    --------------------

LIABILITIES
Payables:
      Due to Custodian                                                330                     --                      --
      Accrued fees to affiliates                                      279                     21                      38
      Other accrued expenses                                          123                     11                      11
      Dividends                                                     6,109                     80                     224
                                                      -------------------    -------------------    --------------------
Total liabilities                                                   6,841                    112                     273
                                                      -------------------    -------------------    --------------------

NET ASSETS                                            $         2,809,101    $            44,764    $            125,985
                                                      ===================    ===================    ====================
NET ASSETS CONSIST OF:
Undistributed (overdistributed) net investment
   income                                             $               (25)   $                --    $                 --
Accumulated net realized gain (loss)                                 (138)                   (49)                   (126)
Shares of beneficial interest                                      28,093                    448                   1,261
Additional paid-in capital                                      2,781,171                 44,365                 124,850
                                                      -------------------    -------------------    --------------------
NET ASSETS                                            $         2,809,101    $            44,764    $            125,985
                                                      ===================    ===================    ====================

NET ASSET VALUE, per share:
   Net asset value per share: Class A*                $              1.00    $                --    $                 --
      Class A - Net assets                            $         8,941,593    $                --    $                 --
      Class A - Shares outstanding ($.01 par
         value)                                                 8,941,591                     --                      --
   Net asset value per share: Class S*                $              1.00    $              1.00    $               1.00
      Class S - Net assets                            $     2,800,159,366    $        44,763,619    $        125,985,412
      Class S - Shares outstanding ($.01 par
         value)                                             2,800,325,475             44,812,487             126,111,911
------------------------------------------------------------------------------------------------------------------------

* Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.

  See accompanying notes which are an integral part of the financial statements.
                                         Statement of Assets and Liabilities  21

FRANK RUSSELL INVESTMENT COMPANY
MONEY MARKET FUNDS

STATEMENT OF OPERATIONS -- FOR THE PERIOD ENDED APRIL 30, 2005 (UNAUDITED)

                                                                  MONEY MARKET           US GOVERNMENT             TAX FREE
AMOUNTS IN THOUSANDS                                                  FUND             MONEY MARKET FUND      MONEY MARKET FUND
---------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
      Dividends                                                $               368    $                --    $                 --
      Interest                                                              34,342                    542                   1,278
                                                               -------------------    -------------------    --------------------
Total investment income                                                     34,710                    542                   1,278
                                                               -------------------    -------------------    --------------------

EXPENSES
      Advisory fees                                                          2,849                     47                     135
      Administrative fees                                                      712                     12                      34
      Custodian fees                                                           290                     17                      32
      Distribution fees - Class A                                                3                     --                      --
      Transfer agent fees                                                      100                     22                      15
      Professional fees                                                         52                      7                       8
      Registration fees                                                         96                      9                      14
      Trustees' fees                                                            38                      1                       2
      Printing fees                                                             36                      2                       2
      Miscellaneous                                                             29                      1                       2
                                                               -------------------    -------------------    --------------------
      Expenses before reductions                                             4,205                    118                     244
      Expense reductions                                                    (2,142)                    (2)                     (3)
                                                               -------------------    -------------------    --------------------
Net expenses                                                                 2,063                    116                     241
                                                               -------------------    -------------------    --------------------
Net investment income (loss)                                                32,647                    426                   1,037
                                                               -------------------    -------------------    --------------------

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments                                        (27)                    (1)                     --
                                                               -------------------    -------------------    --------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS          $            32,620    $               425    $              1,037
                                                               ===================    ===================    ====================

See accompanying notes which are an integral part of the financial statements.

 22  Statement of Operations

                      (This page intentionally left blank)

FRANK RUSSELL INVESTMENT COMPANY
MONEY MARKET FUNDS

STATEMENT OF CHANGES IN NET ASSETS

                                                                                         MONEY MARKET
                                                                                             FUND
                                                                          -------------------------------------------
                                                                              SIX MONTHS             FISCAL YEAR
                                                                                 ENDED                  ENDED
                                                                            APRIL 30, 2005           OCTOBER 31,
AMOUNTS IN THOUSANDS                                                          (UNAUDITED)                2004
---------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
      Net investment income (loss)                                        $            32,622    $             32,881
      Net realized gain (loss)                                                             (2)                     33
                                                                          -------------------    --------------------
Net increase (decrease) in net assets from operations                                  32,620                  32,914
                                                                          -------------------    --------------------

DISTRIBUTIONS
      From net investment income
         Class A                                                                          (77)                    (26)
         Class S                                                                      (32,227)                (33,031)
                                                                          -------------------    --------------------
Net decrease in net assets from distributions                                         (32,304)                (33,057)
                                                                          -------------------    --------------------

SHARE TRANSACTIONS
      Net increase (decrease) in net assets from share transactions                  (153,896)                598,520
                                                                          -------------------    --------------------

TOTAL NET INCREASE (DECREASE) IN NET ASSETS                                          (153,580)                598,377

NET ASSETS
      Beginning of period                                                           2,962,681               2,364,304
                                                                          -------------------    --------------------
      End of period                                                       $         2,809,101    $          2,962,681
                                                                          ===================    ====================
Undistributed (overdistributed) net investment income included in net
       assets                                                             $                --    $               (343)

See accompanying notes which are an integral part of the financial statements.

 24  Statement of Changes in Net Assets

                         US GOVERNMENT                                        TAX FREE
                       MONEY MARKET FUND                                 MONEY MARKET FUND
     -----------------------------------------------------   ------------------------------------------
               SIX MONTHS                  FISCAL YEAR           SIX MONTHS             FISCAL YEAR
                 ENDED                        ENDED                 ENDED                  ENDED
             APRIL 30, 2005                OCTOBER 31,         APRIL 30, 2005           OCTOBER 31,
              (UNAUDITED)                     2004               (UNAUDITED)               2004
-------------------------------------------------------------------------------------------------------

     $                          426    $               465   $             1,037    $             1,147
                                 (1)                    (5)                   --                     (4)
     ------------------------------    -------------------   -------------------    -------------------
                                425                    460                 1,037                  1,143
     ------------------------------    -------------------   -------------------    -------------------

                                 --                     --                    --                     --
                               (426)                  (465)               (1,023)                (1,161)
     ------------------------------    -------------------   -------------------    -------------------
                               (426)                  (465)               (1,023)                (1,161)
     ------------------------------    -------------------   -------------------    -------------------

                             (9,858)                (7,591)              (14,801)                 3,112
     ------------------------------    -------------------   -------------------    -------------------

                             (9,859)                (7,596)              (14,787)                 3,094

                             54,623                 62,219               140,772                137,678
     ------------------------------    -------------------   -------------------    -------------------
     $                       44,764    $            54,623   $           125,985    $           140,772
     ==============================    ===================   ===================    ===================
     $                           --    $                --   $                --    $               (14)

  See accompanying notes which are an integral part of the financial statements.

                                          Statement of Changes in Net Assets  25

FRANK RUSSELL INVESTMENT COMPANY
MONEY MARKET FUNDS

FINANCIAL HIGHLIGHTS -- FOR THE PERIODS ENDED

For a Share Outstanding Throughout Each Period.

                                                  $                    $                 $                 $
                                           NET ASSET VALUE,           NET            TOTAL FROM      DISTRIBUTIONS
                                             BEGINNING OF         INVESTMENT         INVESTMENT        FROM NET
                                                PERIOD         INCOME (LOSS)(A)      OPERATIONS    INVESTMENT INCOME
--------------------------------------------------------------------------------------------------------------------
MONEY MARKET FUND
Class A
April 30, 2005 *                                1.0000               .0108             .0108            (.0108)
October 31, 2004                                1.0000               .0108             .0108            (.0108)
October 31, 2003 (1)                            1.0000               .0051             .0051            (.0051)
--------------------------------------------------------------------------------------------------------------------
Class S
April 30, 2005 *                                1.0000               .0113             .0113            (.0113)
October 31, 2004                                1.0000               .0117             .0117            (.0117)
October 31, 2003                                1.0000               .0121             .0121            (.0121)
October 31, 2002                                1.0000               .0185             .0185            (.0185)
October 31, 2001                                1.0000               .0483             .0483            (.0483)
October 31, 2000 (2)                            1.0000               .0519             .0519            (.0519)
December 31, 1999                               1.0000               .0515             .0515            (.0515)
--------------------------------------------------------------------------------------------------------------------
US GOVERNMENT MONEY MARKET FUND
Class S
April 30, 2005 *                                1.0000               .0090             .0090            (.0090)
October 31, 2004                                1.0000               .0081             .0081            (.0081)
October 31, 2003                                1.0000               .0085             .0085            (.0085)
October 31, 2002                                1.0000               .0173             .0173            (.0173)
October 31, 2001                                1.0000               .0446             .0446            (.0446)
October 31, 2000 (2)                            1.0000               .0500             .0500            (.0500)
December 31, 1999                               1.0000               .0483             .0483            (.0483)
--------------------------------------------------------------------------------------------------------------------
TAX FREE MONEY MARKET FUND
Class S
April 30, 2005 *                                1.0000               .0075             .0075            (.0075)
October 31, 2004                                1.0000               .0085             .0085            (.0085)
October 31, 2003                                1.0000               .0094             .0094            (.0094)
October 31, 2002                                1.0000               .0152             .0152            (.0152)
October 31, 2001                                1.0000               .0317             .0317            (.0317)
October 31, 2000 (2)                            1.0000               .0333             .0333            (.0333)
December 31, 1999                               1.0000               .0326             .0326            (.0326)
--------------------------------------------------------------------------------------------------------------------

*     For the six months ended April 30, 2005 (Unaudited).
(1) For the period April 21, 2003 (commencement of operations) to October 31, 2003.
(2)   For the ten months ended October 31, 2000.
(a)   Average month-end shares were used for this calculation.
(b)   Periods less than one year are not annualized.
(c)   The ratios for periods less than one year are annualized.
(d) May reflect amounts waived and/or reimbursed by the investment advisor and for certain funds, custody credit arrangements. The custody credit arrangements had an impact of less than .005%.

See accompanying notes which are an integral part of the financial statements.

 26  Financial Highlights

                                                                                        %
                              $                                     $           RATIO OF EXPENSES
           $           NET ASSET VALUE,          %             NET ASSETS,         TO AVERAGE
         TOTAL              END OF             TOTAL          END OF PERIOD        NET ASSETS,
     DISTRIBUTIONS          PERIOD           RETURN(B)            (000)             NET(C)(D)
-------------------------------------------------------------------------------------------------
         (.0108)            1.0000              1.09                8,942              .23
         (.0108)            1.0000              1.08                3,989              .25
         (.0051)            1.0000               .59                  682              .26
-------------------------------------------------------------------------------------------------
         (.0113)            1.0000              1.13            2,800,159              .14
         (.0117)            1.0000              1.17            2,958,692              .15
         (.0121)            1.0000              1.28            2,363,623              .16
         (.0185)            1.0000              1.87            1,904,819              .14
         (.0483)            1.0000              4.94            1,886,741              .14
         (.0519)            1.0000              5.32            1,757,430              .17
         (.0515)            1.0000              5.27            2,026,717              .17
-------------------------------------------------------------------------------------------------
         (.0090)            1.0000               .90               44,764              .49
         (.0081)            1.0000               .82               54,623              .47
         (.0085)            1.0000               .86               62,219              .41
         (.0173)            1.0000              1.74               93,182              .25
         (.0446)            1.0000              4.55              108,884              .37
         (.0500)            1.0000              5.12               81,316              .32
         (.0483)            1.0000              4.93              190,150              .30
-------------------------------------------------------------------------------------------------
         (.0075)            1.0000               .75              125,985              .36
         (.0085)            1.0000               .85              140,772              .36
         (.0094)            1.0000               .94              137,678              .32
         (.0152)            1.0000              1.53              174,623              .25
         (.0317)            1.0000              3.22              180,699              .30
         (.0333)            1.0000              3.38              169,808              .34
         (.0326)            1.0000              3.31              246,695              .21
-------------------------------------------------------------------------------------------------

             %                   %
     RATIO OF EXPENSES     RATIO OF NET
        TO AVERAGE       INVESTMENT INCOME
        NET ASSETS,         TO AVERAGE
         GROSS(C)        NET ASSETS(C)(D)
------------------------------------------
            .38                2.25
            .40                1.18
           5.24                 .96
------------------------------------------
            .29                2.29
            .30                1.16
            .31                1.21
            .29                1.84
            .29                4.78
            .32                6.23
            .32                5.15
------------------------------------------
            .50                1.80
            .47                 .81
            .48                 .87
            .45                1.73
            .63                4.43
            .58                5.91
            .54                4.83
------------------------------------------
            .36                1.54
            .37                 .84
            .36                 .95
            .35                1.52
            .40                3.17
            .44                3.96
            .31                3.28
------------------------------------------

  See accompanying notes which are an integral part of the financial statements.

                                                        Financial Highlights  27

FRANK RUSSELL INVESTMENT COMPANY
MONEY MARKET FUNDS

NOTES TO FINANCIAL STATEMENTS -- APRIL 30, 2005 (UNAUDITED)

--------------------------------------------------------------------------------
1. ORGANIZATION

   Frank Russell Investment Company (the "Investment Company") is a series investment company with 34 different investment portfolios referred to as Funds. These financial statements report on three of these Funds. The Investment Company is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. It is organized and operates as a Massachusetts business trust under an amended and restated master trust agreement dated August 19, 2002. The Investment Company's master trust agreement permits the Board of Trustees to issue an unlimited number of shares of beneficial interest at a $.01 par value per share.

2. SIGNIFICANT ACCOUNTING POLICIES

   The Funds' financial statements are prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP") which require the use of management estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following is a summary of the significant accounting policies consistently followed by each Fund in the preparation of its financial statements.

   Security valuation

   The Funds' portfolio investments are valued using the amortized cost method. Under this method, a portfolio instrument is initially valued at cost and thereafter a constant accretion/amortization to maturity of any discount or premium is assumed. While amortized cost provides certainty in valuation, it may result in periods when the value of an instrument is higher or lower than the price a Fund would receive if it sold the instrument.

   Investments in other mutual funds are valued at their net asset value per share, calculated at the close of business.

   Investment transactions

   Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the basis of specific identified cost.

   Investment income

   Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis.

   Federal income taxes

   Since the Investment Company is a Massachusetts business trust, each Fund is a separate corporate taxpayer and determines its net investment income and capital gains (or losses) and the amounts to be distributed to each Fund's shareholders without regard to the income and capital gains (or losses) of the other Funds.

   It is each Fund's intention to qualify as a regulated investment company and distribute all of its taxable income and capital gains. Therefore, no federal income tax provision was required for the Funds.

   Dividends and distributions to shareholders

   The Money Market, US Government Money Market and Tax Free Money Market Funds declare and record dividends daily and pay them monthly. Capital gain distributions are generally declared and paid annually. An additional distribution may be paid by the Funds to avoid imposition of federal income and excise tax on any remaining undistributed capital gains and net investment income.

   The timing and characterization of certain income and capital gain distributions are determined in accordance with federal tax regulations which may differ from GAAP. As a result, net investment income and net realized gain (or loss) on investment for a reporting period may differ significantly from distributions during such period. The differences between tax regulations and GAAP primarily relate to investments in certain securities sold at a loss and capital loss carryforwards. Accordingly, a Fund may periodically make reclassifications among certain of its capital accounts without impacting its net asset value.

 28  Notes to Financial Statements

FRANK RUSSELL INVESTMENT COMPANY
MONEY MARKET FUNDS

NOTES TO FINANCIAL STATEMENTS, CONTINUED -- APRIL 30, 2005 (UNAUDITED)

--------------------------------------------------------------------------------

   Expenses

   The Funds will pay their own expenses other than those expressly assumed by Frank Russell Investment Management Company ("FRIMCo" or "Advisor"). Most expenses can be directly attributed to the individual Funds. Expenses which cannot be directly attributed to a specific Fund are allocated among all Funds principally based on their relative net assets.

   Class Allocation

   The Money Market Fund offers the following classes of shares: Class A and Class S. All share classes have identical voting, dividend, liquidation, and other rights and the same terms and conditions. The separate classes of shares differ principally in the distribution fees. Shareholders of each class bear certain expenses that pertain to that particular class. Realized and unrealized gains (losses), net investment income, and expenses with the exception of class level expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class.

   Repurchase agreements

   The Funds may engage in repurchase agreements with several financial institutions whereby a Fund, through its custodian, receives delivery of underlying securities as collateral. Each Fund's money manager will monitor repurchase agreements daily to determine that the market value (including accrued interest) of the underlying securities at Fed wire closing time remains at least equal to 102% of the repurchase price. The money manager will notify the seller to immediately increase the collateral on the repurchase agreement to 102% of the repurchase price if collateral value falls below 102%. If the seller defaults, and the fair value of the collateral declines, realization of the collateral by the Fund may be delayed or limited.

   Guarantees

   In the normal course of business the Funds enter into contracts that contain a variety of representations which provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds expect the risk of loss to be remote.

3. RELATED PARTIES

   Advisor and Administrator

   FRIMCo advises and administers all of the Funds which comprise the Investment Company. FRIMCo is a wholly-owned subsidiary of Frank Russell Company (a subsidiary of The Northwestern Mutual Life Insurance Company). Frank Russell Company provides consulting and money manager evaluation to FRIMCo.

   The Investment Company Funds are permitted to invest their cash reserves (i.e., cash awaiting investment or cash held to meet redemption requests or to pay expenses) in the Money Market, US Government Money Market, and Tax Free Money Market Funds. As of April 30, 2005, $1,658,334,099, $4,803,000,
   and $11,409,848, respectively, represents the investments of other FRIC Funds not presented herein. In addition, a portion of the collateral received from the Investment Company's securities lending program in the amount of $550,000,000 is invested in the Money Market Fund.

   The advisory and administrative fees, which are based upon the average daily net assets of the Money Market Funds and the rates specified in the table below, are payable monthly and total $3,031,678 and $757,919 respectively, for the period ended April 30, 2005.

                                                    ANNUAL RATE
                                             ADVISOR       ADMINISTRATOR
   ----------------------------------------------------------------------
   Money Market                                0.20%            0.05%
   US Government Money Market                  0.20             0.05
   Tax Free Money Market                       0.20             0.05

   The Advisor has contractually agreed to waive 0.15% of its 0.25% combined advisory and administrative fees, at least until February 28, 2006, for the Money Market Fund. The amount of such waiver for the period ended April 30, 2005 was $2,136,971. The advisor does not have the ability to recover amounts waived for the period ended April 30, 2005 or previous periods.

                                               Notes to Financial Statements  29

FRANK RUSSELL INVESTMENT COMPANY
MONEY MARKET FUNDS

NOTES TO FINANCIAL STATEMENTS, CONTINUED -- APRIL 30, 2005 (UNAUDITED)

--------------------------------------------------------------------------------

   Custodian

   The Funds have entered into arrangements with their Custodian whereby custody credits realized as a result of uninvested cash balances were used to reduce a portion of the Funds' expenses. During the period ended April 30, 2005, the Funds' custodian fees were reduced by the following amounts under these arrangements:

Money Market                           $            948
US Government Money Market                           87
Tax Free Money Market                             1,672

   Transfer agent

   The Investment Company has a contract with FRIMCo to provide transfer agent services to the Funds. Total fees for the Funds reported herein for the period ended April 30, 2005 were $138,048.

   For the period ended April 30, 2005, the Advisor paid the following amounts to certain Funds with respect to referral fees received:

                                            AMOUNT
                FUNDS                        PAID
-------------------------------------------------------
Money Market                           $          3,882
US Government Money Market                        1,786
Tax Free Money Market                             1,164

   Distributor

   The Investment Company has a Distribution Plan pursuant to Rule 12b-1 (the "Plan") under the 1940 Act. Under this Plan, the Investment Company is authorized to make payments to Russell Fund Distributors, Inc. (the "Distributor") a wholly-owned subsidiary of FRIMCo, or any Selling Agents, as defined in the Plan, for sales support services provided, and related expenses incurred which are primarily intended to result in the sale of the Class A shares subject to the Distribution Plan. The 12b-1 distribution payments shall not exceed 0.15% of the average daily net assets of a Fund's Class A shares on an annual basis.

   Accrued Fees to Affiliates

   Accrued fees payable to affiliates as of April 30, 2005 were as follows:

                                                              US GOVERNMENT         TAX FREE
                                            MONEY MARKET       MONEY MARKET       MONEY MARKET
   ---------------------------------------------------------------------------------------------
   Advisory fees                          $        112,308   $          7,068   $         21,902
   Administration fees                             112,524              1,766              5,476
   Distribution fees                                   695                 --                 --
   Transfer agent fees                              43,925             11,902             10,604
   Trustee fees                                      9,859                240                475
                                          ----------------   ----------------   ----------------
                                          $        279,311   $         20,976   $         38,457
                                          ================   ================   ================

   Board of Trustees

   The Russell Fund Complex consists of Frank Russell Investment Company ("FRIC"), which has 34 Funds, and Russell Investment Funds ("RIF"), which has five Funds. Each of the Trustees is a Trustee for both FRIC and RIF. During the period, the Russell Fund Complex paid each of its Trustees not affiliated with FRIMCo a retainer of $52,000 per year, $5,000 for each regular quarterly meeting attended in person, $2,000 for each special meeting attended in person, and $2,000 for each Audit Committee meeting or Nominating and Governance Committee meeting or any other committee meeting established and approved by the Board that is attended in person. Each Trustee receives a $500 fee for attending the meetings (quarterly, special, committee) by phone instead of receiving the full fee had the member attended in person. Trustees' out of pocket expenses are also paid by the Russell Fund Complex. During the period, the Lead Trustee was paid a fee of $10,000 per year. The Audit Committee Chair was paid a fee of $12,000 per year and the Nominating and Governance Committee Chair was paid a fee of $6,000 per year.

 30  Notes to Financial Statements

FRANK RUSSELL INVESTMENT COMPANY
MONEY MARKET FUNDS

NOTES TO FINANCIAL STATEMENTS, CONTINUED -- APRIL 30, 2005 (UNAUDITED)

--------------------------------------------------------------------------------

4. FEDERAL INCOME TAXES

   At October 31, 2004, certain Funds had net tax basis capital loss carryforwards which may be applied against any realized net taxable gains in each succeeding year or until their respective expiration dates, whichever occurs first. Available capital loss carryforwards and expiration dates are as follows:

                                              10/31/05           10/31/06           10/31/07
   ---------------------------------------------------------------------------------------------
   Money Market                           $             --   $             --   $             --
   US Government Money Market                        1,570                762              1,782
   Tax Free Money Market                                --                 --                 --

                                           10/31/08         10/31/09         10/31/10         10/31/11         10/31/12
   -----------------------------------------------------------------------------------------------------------------------
   Money Market                         $       90,627   $       35,378   $           --   $       43,223   $           --
   US Government Money Market                    8,484           15,034            2,688           17,267            4,791
   Tax Free Money Market                        68,310           59,628               19               --            4,408

                                            TOTALS
   -----------------------------------
   Money Market                         $      169,228
   US Government Money Market                   52,378
   Tax Free Money Market                       132,365

5. FUND SHARE TRANSACTIONS (amounts in thousands)

   Share transactions for the periods ended April 30, 2005 and October 31, 2004 were as follows:

                                                                 CLASS A                                 CLASS S
                                                       ON A CONSTANT DOLLAR BASIS              ON A CONSTANT DOLLAR BASIS
                                                  -------------------------------------   -------------------------------------
                                                        2005                2004                2005                2004
                                                  -----------------   -----------------   -----------------   -----------------
   Money Market
      Proceeds from shares sold                   $          12,248   $           8,470   $      10,503,974   $      16,907,677
      Proceeds from reinvestment of
         distributions                                           56                  20               3,852               4,172
      Payments for shares redeemed                           (7,352)             (5,186)        (10,666,674)        (16,316,633)
                                                  -----------------   -----------------   -----------------   -----------------
      Total net increase (decrease)               $           4,952   $           3,304   $        (158,848)  $         595,216
                                                  =================   =================   =================   =================
   US Government Money Market
      Proceeds from shares sold                   $              --   $              --   $          48,877   $          92,918
      Proceeds from reinvestment of
         distributions                                           --                  --                 324                 340
      Payments for shares redeemed                               --                  --             (59,059)           (100,849)
                                                  -----------------   -----------------   -----------------   -----------------
      Total net increase (decrease)               $              --   $              --   $          (9,858)  $          (7,591)
                                                  =================   =================   =================   =================
   Tax Free Money Market
      Proceeds from shares sold                   $              --   $              --   $         180,174   $         327,582
      Proceeds from reinvestment of
         distributions                                           --                  --                 712                 827
      Payments for shares redeemed                               --                  --            (195,687)           (325,297)
                                                  -----------------   -----------------   -----------------   -----------------
      Total net increase (decrease)               $              --   $              --   $         (14,801)  $           3,112
                                                  =================   =================   =================   =================

6. LINE OF CREDIT

   The Investment Company has a $75 million revolving credit facility for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Funds are charged an annual commitment fee of .125% on the average daily unused amount of the aggregate commitment, which is allocated among each of the Funds. Interest is calculated at the Federal Fund Rate plus .50% annually. The Funds may borrow up to a maximum of 33.33% of the value of their net assets under the agreement. The agreement will expire December 21, 2005 and will be reviewed at such time for possible renewal. The Funds did not have any drawdowns for the period ended April 30, 2005.

                                               Notes to Financial Statements  31

FRANK RUSSELL INVESTMENT COMPANY
MONEY MARKET FUNDS

NOTES TO FINANCIAL STATEMENTS, CONTINUED -- APRIL 30, 2005 (UNAUDITED)

--------------------------------------------------------------------------------

7. BENEFICIAL INTEREST

   As of April 30, 2005, the following table includes each shareholder with shares of beneficial interest of greater than 10% of the total outstanding shares of each respective Fund:

                   FUNDS                   # OF SHAREHOLDERS             %
   --------------------------------------------------------------------------------
   Money Market                                    1                   19.6
   US Government Money Market                      3                   58.4
   Tax Free Money Market                           2                   55.3

 32  Notes to Financial Statements

FRANK RUSSELL INVESTMENT COMPANY
MONEY MARKET FUNDS

SHAREHOLDER REQUESTS FOR OTHER INFORMATION -- APRIL 30, 2005 (UNAUDITED)

--------------------------------------------------------------------------------

A description of the policies and procedures that the Fund has adopted to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling the Fund at (800) 787-7354, and (ii) on the Securities and Exchange Commission's website at www.sec.gov. Information on how the Funds voted proxies relating to portfolio securities during the 12-month period ended June 30, 2004 is available at www.russell.com and on the Securities and Exchange Commission's website at www.sec.gov.

The Funds will file their complete schedule of investments with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Funds' Form N-Q is available (i) without charge, upon request, by calling the Fund at (800) 787-7354, (ii) at www.russell.com, (iii) on the Securities and Exchange Commission's website at www.sec.gov., and (iv) the Securities and Exchange Commission's public reference room.

                                  Shareholder Requests for Other Information  33

FRANK RUSSELL INVESTMENT COMPANY
MONEY MARKET FUNDS

BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACTS (UNAUDITED)

--------------------------------------------------------------------------------
APPROVAL OF INVESTMENT ADVISORY AGREEMENT

The Board of Trustees, including all of the Independent Trustees, last considered and approved the continuation of the advisory agreement with FRIMCo and the portfolio management contract (together, the "investment advisory agreements") with each Money Manager of the Funds at a meeting held on February 23, 2005. During the course of a year, the Trustees received a wide variety of materials regarding the investment performance of the Funds, sales and redemptions of the Funds' shares, and the management of the Funds by FRIMCo. In preparation for the annual review, the Board, with the advice and assistance of independent counsel, also received and considered (1) information and reports prepared by FRIMCo relating to the services provided by FRIMCo (and its affiliates) to the Funds, including information requested by the Trustees, and
(2) information received from an independent, nationally recognized provider of investment company information comparing the performance of each of the Funds and its operating expenses over various periods of time with other peer funds ("Comparable Funds") not managed by FRIMCo believed by the provider to be generally comparable in investment objectives and size to the Funds (collectively, the "Agreement Renewal Information").

Prior to voting, the Independent Trustees reviewed the proposed continuance of the investment advisory agreements with management and independent counsel and received a memorandum from independent counsel discussing the legal standards for their consideration of the proposed continuances. The Independent Trustees also reviewed the proposed continuance in a private session with independent counsel at which no representatives of FRIMCo or management were present. The discussion below reflects both of these reviews.

In evaluating the advisory agreement with FRIMCo and the portfolio management contracts with the Money Managers of the Funds, the Board considered that the Tax Free Money Market Fund, in employing a manager-of-managers method of investment, operates in a manner that is distinctly different from most other investment companies. In the case of most other investment companies, an advisory fee is paid by the investment company to its adviser which in turn employs and compensates individual portfolio managers to make specific securities selections consistent with the adviser's style and investment philosophy.

The Board considered that FRIMCo (rather than any Money Manager) is responsible under the investment advisory agreement for determining, implementing and maintaining the investment program for each Fund.

FRIMCo is responsible for selecting Money Managers for the Tax Free Money Market Fund. The Money Manager for this Fund in effect performs the function of an individual portfolio manager who is responsible for selecting portfolio securities for the portion of the Fund assigned to it by FRIMCo in accordance with the Fund's applicable investment objective, policies and restrictions (each, a "segment"). FRIMCo is responsible for communicating performance expectations and evaluations to the Money Manager; supervising compliance by the Money Manager with this Fund's investment objectives and policies; authorizing the Money Manager to engage in certain investment strategies for this Fund; and recommending annually to the Board whether a portfolio management contract should be renewed, modified or terminated. In addition to its annual recommendation as to the renewal, modification or termination of the portfolio management contract, FRIMCo is responsible for recommending to the Board the restructuring of Fund segments and additions of new Money Managers or replacements of existing Money Managers at any time when, based on FRIMCo's research and analysis, such actions are appropriate. FRIMCo may develop specific constraints from time to time for each Money Manager intended to capitalize on the strengths of that Money Manager or to coordinate the investment activities of Money Managers for a fund in a complementary manner. Therefore, FRIMCo's selection of Money Managers is made not only on the basis of performance considerations but anticipated compatibility with other Money Managers in the same fund, if any. The performance of individual Money Managers for a fund may reflect the roles assigned to them by FRIMCo in the fund's investment activities and any constraints placed by FRIMCo upon their selection of portfolio securities. In light of the foregoing, the overall performance of the Tax Free Money Market Fund over appropriate periods reflects in great part the performance of FRIMCo in designing this Fund's investment program, structuring Fund segments, selecting an effective Money Manager for each segment with a style that is complementary to the styles of the Money Managers of other Fund segments, and in multi-manager funds, allocating assets among the Money Managers in a manner designed to achieve the objectives of the fund.

The Board also considered that the prospectus for the Tax Free Money Market Fund emphasizes to investors FRIMCo's role as the principal investment manager for the Fund, rather than the investment selection role of the Fund's Money Managers, and describe the manner in which the Fund operates so that investors may take the information into account when deciding to purchase shares of the Fund.

 34  Basis for Approval of Investment Advisory Contracts

FRANK RUSSELL INVESTMENT COMPANY
MONEY MARKET FUNDS

BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACTS, CONTINUED (UNAUDITED)

--------------------------------------------------------------------------------

In addition to these general factors relating to the manager of managers structure of the Tax Free Money Market Fund, the Trustees considered, with respect to each Fund, various specific factors on the basis of the Agreement Renewal Information in evaluating renewal of the advisory agreement with FRIMCo, including the following:

1. The nature, scope and quality of the services provided to the Fund by FRIMCo;

2. The advisory fee paid by the Fund to FRIMCo and the fact that it encompasses all investment advisory fees paid by the Fund, including the fees for any Money Managers of such Fund;

3. Information provided by FRIMCo as to other fees and benefits received by FRIMCo or its affiliates from the Fund, including any administrative, transfer agent, cash management and securities lending fees, soft dollar arrangements and commissions in connection with portfolio securities transactions;

4. Information provided by FRIMCo as to investment advisory fees paid by Comparable Funds;

5. Information provided by FRIMCo as to expenses incurred by the Fund;

6. Information provided by FRIMCo as to the profits that FRIMCo derives from its mutual fund operations generally and from each Fund; and

7. The importance of supporting quality, long-term service by FRIMCo to help achieve the Fund's investment performance, including the continuing need of FRIMCo to retain and attract qualified investment and service professionals to serve the Funds.

On the basis of the information received, the Board, in respect of each Fund, found the advisory fees charged and costs and expenses incurred by FRIMCo to be fair and reasonable; after giving effect to waivers and/or reimbursements; and considering the composition of the Comparable Funds, the relative performance and expense ratio of the Fund were comparable to those of peer funds; FRIMCo's methodology of allocating expenses of operating funds in the complex was reasonable; and FRIMCo's profitability with respect to the Fund was reasonable in light of the nature, scope and quality of the services provided by FRIMCo.

The Board also considered the special expertise of FRIMCo with respect to the manager of managers structure of the Funds and the likelihood that, at the current expense ratio of the Tax Free Money Market Fund, there would be no acceptable alternative investment managers to replace FRIMCo on comparable terms given the need to conduct the manager of managers, strategy of this Fund selected by its shareholders in purchasing their shares.

With respect to the evaluation of the terms of portfolio management contracts with the Money Manager of the Tax Free Money Market Fund, the Board received and considered information from FRIMCo reporting for the Money Manager, among other things, the Money Manager's performance over various periods; FRIMCo's assessment of the performance of the Money Manager; any significant business relationships between the Money Manager and Fund, FRIMCo or FRIMCo's affiliates; and FRIMCo's recommendation to retain the Money Manager at the current fee rate, to retain the Money Manager at a reduced fee rate or to terminate the Money Manager. FRIMCo recommended that the Money Manager be retained at its current fee rate. FRIMCo advised the Board that it does not regard Money Manager profitability as relevant to its evaluation of the investment advisory agreements with Money Managers because the willingness of Money Managers to serve in such capacity depends upon arm's-length negotiations with FRIMCo; FRIMCo is aware of the fees charged by Money Managers to other clients; and FRIMCo believes that the fees agreed upon with Money Managers are fair and reasonable in light of the anticipated quality of investment advisory services to be rendered. The Board accepted FRIMCo's explanation in light of the Board's findings as to the fairness and reasonableness of the aggregate investment advisory fees paid by the Tax Free Money Market Fund and the fact that the Money Manager's fee is paid by FRIMCo.

Based substantially upon FRIMCo's recommendations together with the information received from FRIMCo in support of its recommendations, the Board concluded that the fees paid to the Money Managers of the Tax Free Money Market Fund were fair and reasonable in light of the quality of the investment advisory services provided and that continuation of the portfolio management agreement with the Money Manager of the Tax Free Money Market Fund was in the interests of shareholders.

In their deliberations, the Trustees did not identify any particular information as to the investment advisory agreement with FRIMCo or, other than FRIMCo's recommendation, the portfolio management agreement with the Money Manager that was all-important or controlling and each Trustee attributed different weights to the various factors considered. The Trustees evaluated all information available to them on a Fund-by-Fund basis and their determinations were made in respect of each Fund.

                         Basis for Approval of Investment Advisory Contracts  35

FRANK RUSSELL INVESTMENT COMPANY
MONEY MARKET FUNDS

BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACTS, CONTINUED (UNAUDITED)

--------------------------------------------------------------------------------

At a meeting held on March 24, 2005, the Trustees received a proposal from FRIMCo to effect a Money Manager change for the Tax Free Money Market Fund. In the case of such Fund, the Trustees approved the terms of the proposed portfolio management agreements with the successor Money Manager based substantially upon FRIMCo's recommendation; its explanation as to the lack of relevance of profitability to the evaluation of portfolio management agreements with Money Managers; and its belief that the proposed investment advisory fees for the successor Money Manager would be fair and reasonable in light of the anticipated quality of investment advisory services to be rendered. The Trustees also considered their findings at the February 23, 2005 meeting as to the fairness and reasonableness of the aggregate investment advisory fees paid by the Fund, and the fact that the aggregate investment advisory fees paid by such Fund would not increase as a result of the implementation of any proposed Money Manager change because each Money Manager's investment advisory fee is paid by FRIMCo.

 36  Basis for Approval of Investment Advisory Contracts

FRANK RUSSELL INVESTMENT COMPANY
MONEY MARKET FUNDS

DISCLOSURE OF INFORMATION ABOUT FUND DIRECTORS -- APRIL 30, 2005 (UNAUDITED)

--------------------------------------------------------------------------------

The following tables provide information for each officer and trustee of the Russell Fund Complex. The Russell Fund Complex consists of Frank Russell Investment Company ("FRIC"), which has 34 funds, and Russell Investment Funds ("RIF"), which has five funds. Each of the trustees is a trustee of both FRIC and RIF. The first table provides information for trustees who are interested trustees. The second table provides information for the independent trustees. The third table provides information for the trustees emeritus. The fourth table provides information for the officers.

----------------------------------------------------------------------------------------------------------------------------
                                                                                             No. of
                                                                                           Portfolios
                                                                                           in Russell
                      Position(s) Held                                                        Fund
       Name,           with Fund and         Term           Principal Occupation(s)          Complex            Other
        Age,             Length of            of                   During the               Overseen      Directorships Held
      Address           Time Served         Office                Past 5 Years             by Trustee         by Trustee
----------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEES
----------------------------------------------------------------------------------------------------------------------------
 *Lynn L. Anderson,   Trustee since     Appointed until  - Vice Chairman, FRC                  39         - Trustee, The
  Born April 22,      1987              successor is     - Chairman of the Board, FRIC                      SSgA Funds
  1939                                  duly elected       and RIF                                          (investment
                                        and qualified    - CEO, Russell Fund                                company)
  909 A Street                                             Distributors, Inc.
  Tacoma, Washington                                       (broker-dealer "RFD")
  98402-1616                                             - President and Chairman of
                                                           the Board, SSgA Funds
                                                           (investment company)
                                                         - Chairman of the Board, FRTC
                                                         - Until July 2004, Director,
                                                           Frank Russell Investments
                                                           (Ireland) Limited (Irish
                                                           limited company) and Frank
                                                           Russell Investments (Cayman)
                                                           Ltd. (manager of variable
                                                           capital investment
                                                           companies)
                                                         - Until October 2002,
                                                           President and CEO, FRIC and
                                                           RIF
                                                         - Until January 2005, Chairman
                                                           of the Board, RFD and FRIMCo
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
 *Michael J.A.        Trustee since     Appointed until  - Chairman of the Board, FRC          39         None
  Phillips,           2002              successor is     - 1990-2003, President, FRC
  Born January 20,                      duly elected     - 1993-2003, CEO, FRC Trustee,
  1948                                  and qualified      FRIC and RIF
                                                         - Director, FRTC; Frank
  909 A Street                                             Russell Investments (Suisse)
  Tacoma, Washington                                       S.A. (global investment
  98402-1616                                               services); Frank Russell
                                                           Company Limited (consultant
                                                           to institutional investors
                                                           in Europe and the UK)
                                                         - Chairman of the Board and
                                                           President, Russell 20-20
                                                           Association; and Frank
                                                           Russell Investments
                                                           (Delaware), Inc. (general
                                                           partner in various limited
                                                           partnerships ("FRIDI")
                                                         - Until 2004, Director,
                                                           Russell Investment Group
                                                           Pty. Limited (consultant to
                                                           superannuation funds in
                                                           Australia); and Frank
                                                           Russell Japan Co., Ltd.
                                                           (consultant to institutional
                                                           investors in Japan)
                                                         - Director, Harold LeMay
                                                           Museum (classic car museum)
                                                         - Advisory board member,
                                                           University of Washington,
                                                           Tacoma (educational
                                                           institution)
----------------------------------------------------------------------------------------------------------------------------



* Each of Messrs. Anderson and Phillips is also an officer and/or director of one or more an affiliates of FRIC and RIF and is therefore an interested trustee.

                              Disclosure of Information about Fund Directors  37

FRANK RUSSELL INVESTMENT COMPANY
MONEY MARKET FUNDS

DISCLOSURE OF INFORMATION ABOUT FUND DIRECTORS, CONTINUED -- APRIL 30, 2005 (UNAUDITED)

--------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
                                                                                             No. of
                                                                                           Portfolios
                                                                                           in Russell
                      Position(s) Held                                                        Fund
       Name,           with Fund and         Term           Principal Occupation(s)          Complex            Other
        Age,             Length of            of                   During the               Overseen      Directorships Held
      Address           Time Served         Office                Past 5 Years             by Trustee         by Trustee
----------------------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES
----------------------------------------------------------------------------------------------------------------------------
 Paul E. Anderson,    Trustee since     Appointed until  - 1996 to present, President,         39         None
 Born October 15,     1984              successor is       Anderson Management Group
 1931                                   duly elected       LLC (private investments
                                        and qualified      consulting)
 909 A Street
 Tacoma, Washington
 98402-1616
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
 Kristianne Blake,    Trustee since     Appointed until  - President, Kristianne Gates         39         - Trustee WM Group
 Born January 22,     2000              successor is       Blake, P.S. (accounting                          of Funds
 1954                                   duly elected       services)                                        (investment
                                        and qualified                                                       company);
 909 A Street                                                                                             - Director, Avista
 Tacoma, Washington                                                                                         Corp
 98402-1616
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
 Daniel P. Connealy,  Trustee since     Appointed until  - June 2004 to present, Senior        39         - Director, Gold
 Born June 6, 1946    2003              successor is       Vice President and Chief                         Banc
                                        duly elected       Financial Officer, Waddell &                     Corporation,
 909 A Street                           and qualified      Reed Financial, Inc.                             Inc.
 Tacoma, Washington                                      - 2003, Retired
 98402-1616                                              - 2001-2003, Vice President
                                                           and Chief Financial Officer,
                                                           Janus Capital Group Inc.
                                                         - 1979-2001, Audit and
                                                           Accounting Partner,
                                                           PricewaterhouseCoopers LLP
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
 Jonathan Fine,       Trustee since     Appointed until  - President and Chief                 39         None
 Born July 8, 1954    2004              successor is       Executive Officer, United
                                        duly elected       Way of King County, WA
 909 A Street                           and qualified    - 1996-2000, Chief Executive
 Tacoma, Washington                                        Officer, Seattle/King County
 98402-1616                                                Chapter of the American Red
                                                           Cross
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
 Lee C. Gingrich,     Trustee since     Appointed until  - Retired since 1995                  39         None
 Born October 6,      1984              successor is
 1930                                   duly elected
                                        and qualified
 909 A Street
 Tacoma, Washington
 98402-1616
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
 Raymond P.           Trustee since     Appointed until  - Currently, President,               39         None
 Tennison, Jr.,       2000              successor is       Simpson Investment Company
 Born December 21,                      duly elected       and several additional
 1955                                   and qualified      subsidiary companies,
                                                           including Simpson Timber
 909 A Street                                              Company, Simpson Paper
 Tacoma, Washington                                        Company and Simpson Tacoma
 98402-1616                                                Kraft Company
----------------------------------------------------------------------------------------------------------------------------



 38  Disclosure of Information about Fund Directors

FRANK RUSSELL INVESTMENT COMPANY
MONEY MARKET FUNDS

DISCLOSURE OF INFORMATION ABOUT FUND DIRECTORS, CONTINUED -- APRIL 30, 2005 (UNAUDITED)

--------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
                                                                                             No. of
                                                                                           Portfolios
                                                                                           in Russell
                      Position(s) Held                                                        Fund
       Name,           with Fund and         Term           Principal Occupation(s)          Complex            Other
        Age,             Length of            of                   During the               Overseen      Directorships Held
      Address           Time Served         Office                Past 5 Years             by Trustee         by Trustee
----------------------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES (CONTINUED)
----------------------------------------------------------------------------------------------------------------------------
 Julie W. Weston,     Trustee since     Appointed until  - Retired since 2000                  39         None
 Born October 2,      2002              successor is     - 1987 to 2000, Arbitrator,
 1943                                   duly elected       The American Arbitration
                                        and qualified      Association Commercial Panel
 909 A Street                                            - 1995 to 1999, Hearing
 Tacoma, Washington                                        Officer, University of
 98402-1616                                                Washington
                                                         - 1987 to 2002, Director,
                                                           Smith Barney Fundamental
                                                           Value Fund
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
 TRUSTEES EMERITUS
----------------------------------------------------------------------------------------------------------------------------
 *George F. Russell,  Trustee Emeritus  Until            - Director Emeritus, Frank            39         None
  Jr.,                and Chairman      resignation or     Russell Company (investment
  Born July 3, 1932   Emeritus since    removal            consultant to institutional
                      1999                                 investors ("FRC"); and
  909 A Street                                             FRIMCo
  Tacoma, Washington                                     - Chairman Emeritus, FRIC and
  98402-1616                                               RIF; Frank Russell
                                                           Securities, Inc.
                                                           (broker-dealer and
                                                           investment advisor ("FRS");
                                                           Russell 20-20 Association
                                                           (non-profit corporation);
                                                           and Frank Russell Trust
                                                           Company (non-depository
                                                           trust company ("FRTC")
                                                         - Chairman, Sunshine
                                                           Management Services, LLC
                                                           (investment advisor)
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
 Paul Anton, Ph.D.,   Trustee Emeritus  Five year term   - Retired since 1997                  39         None
 Born December 1,     since 2003                         - Trustee of FRIC and RIF
 1919                                                      until 2002
 909 A Street
 Tacoma, Washington
 98402-1616
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
 William E. Baxter,   Trustee Emeritus  Five year term   - Retired since 1986                  39         None
 Born June 8, 1925    since 2004                         - Trustee of FRIC and RIF
                                                           until 2004
 909 A Street
 Tacoma, Washington
 98402-1616
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
 Eleanor W. Palmer,   Trustee Emeritus  Five year term   - Retired since 1981                  39         None
 Born May 5, 1926     since 2004                         - Trustee of FRIC and RIF
                                                           until 2004
 909 A Street
 Tacoma, Washington
 98402-1616
----------------------------------------------------------------------------------------------------------------------------



* Mr. Russell is also a director emeritus of one or more affiliates of FRIC and RIF.

                              Disclosure of Information about Fund Directors  39

FRANK RUSSELL INVESTMENT COMPANY
MONEY MARKET FUNDS

DISCLOSURE OF INFORMATION ABOUT FUND DIRECTORS, CONTINUED -- APRIL 30, 2005 (UNAUDITED)

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
       Name,            Position(s) Held         Term                        Principal Occupation(s)
        Age,          with Fund and Length        of                               During the
      Address            of Time Served         Office                            Past 5 Years
--------------------------------------------------------------------------------------------------------------------
OFFICERS
--------------------------------------------------------------------------------------------------------------------
 Cheryl Wichers       Chief Compliance      Until removed    - Chief Compliance Officer, FRIC
 Born December 16,    Officer since 2005    by Trustees      - Chief Compliance Officer, RIF
 1966                                                        - Chief Compliance Officer, FRIMCo
                                                             - April 2002-May 2005, Manager, Global Regulatory
 909 A Street                                                  Policy
 Tacoma, Washington                                          - 1998-2003, Compliance Supervisor, Russell Investment
 98402-1616                                                    Group
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
 Greg J. Stark,       President and Chief   Annual and       - President and CEO, FRIC and RIF
 Born May 3, 1968     Executive Officer     until successor  - Chairman of the Board, President and CEO, FRIMCo
                      since 2004            is chosen and    - Chairman of the Board and President, RFD and Russell
 909 A Street                               qualified by       Insurance Agency, Inc. (insurance agency ("RIA")
 Tacoma, Washington                         Trustees         - Until 2004, Managing Director of Individual Investor
 98402-1616                                                    Services, FRC
                                                             - 2000 to 2004, Managing Director, Sales and Client
                                                               Service, FRIMCo
                                                             - 1998 to 2000, Representative Director, Frank Russell
                                                               Company, Ltd. (asset manager in Japan)
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
 Mark E. Swanson,     Treasurer and Chief   Annual and       - Treasurer and Chief Accounting Officer, FRIC and RIF
 Born November 26,    Accounting Officer    until successor  - Director, Funds Administration, FRIMCo, FRTC and RFD
 1963                 since 1998            is chosen and    - Treasurer and Principal Accounting Officer, SSgA
                                            qualified by       Funds
 909 A Street                               Trustees
 Tacoma, Washington
 98402-1616
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
 Thomas F. Hanly,     Chief Investment      Until removed    - Chief Investment Officer, FRIC, RIF, FRC, FRTC
 Born November 17,    Officer since 2004    by Trustees      - Director and Chief Investment Officer, FRIMCo and RFD
 1964                                                        - Director, Frank Russell International Services Co.,
                                                               Inc. (provide services to U.S. personnel secunded to
 909 A Street                                                  overseas enterprises ("FRISCo")
 Tacoma, Washington                                          - 1999 to 2003, Chief Financial Officer, FRC, FRIC and
 98402-1616                                                    RIF
--------------------------------------------------------------------------------------------------------------------

 40  Disclosure of Information about Fund Directors

FRANK RUSSELL INVESTMENT COMPANY
MONEY MARKET FUNDS

DISCLOSURE OF INFORMATION ABOUT FUND DIRECTORS, CONTINUED -- APRIL 30, 2005 (UNAUDITED)

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
       Name,            Position(s) Held         Term                        Principal Occupation(s)
        Age,          with Fund and Length        of                               During the
      Address            of Time Served         Office                            Past 5 Years
--------------------------------------------------------------------------------------------------------------------
OFFICERS (CONTINUED)
--------------------------------------------------------------------------------------------------------------------
 Karl J. Ege,         Secretary and         Annual and       - Secretary and General Counsel, FRIC, RIF, FRIMCo,
 Born October 8,      General Counsel       until successor    FRTC, and RFD
 1941                 since 1994            is chosen and    - Secretary, General Counsel and Managing Director of
                                            qualified          Law and Government Affairs, FRC
 909 A Street                                                - Director, Secretary and General Counsel, Frank
 Tacoma, Washington                                            Russell Capital Inc. (investment advisor); Russell
 98402-1616                                                    Real Estate Advisors, Inc. (real estate investment
                                                               advisor)
                                                             - Director and Secretary, Russell 20-20 Association;
                                                               RIA; A Street Investment Associates, Inc. (real
                                                               estate leasing); FRIDI; and FRISCo
                                                             - Director and Assistant Secretary, Frank Russell
                                                               Company Limited and Russell Systems Limited (limited
                                                               company)
                                                             - Director, FRS, Russell Investment Group Pty. Ltd.;
                                                               Frank Russell Japan Co., Ltd. (holding company);
                                                               Frank Russell Investment Company Plc Frank Russell
                                                               Institutional Funds Plc, Frank Russell Multi-Manager
                                                               Funds plc; Frank Russell Investment Company II plc,
                                                               Frank Russell Investment Company III plc, Russell
                                                               Alternative Investment Fund plc, and Russell
                                                               Diversified Alternatives Fund (each, an investment
                                                               company); Frank Russell Asset Management (Cayman) LLC
                                                               (general partner of limited partnerships); Russell
                                                               Investment Group Limited (institutional consultant);
                                                               Russell Investment Management Ltd. (institutional
                                                               investment management); Russell Investment Group
                                                               Private Limited (investment and fund management
                                                               advisory services); and Frank Russell Investments
                                                               (Ireland) Ltd.
                                                             - Statutory Auditor, Frank Russell Company, Ltd. (asset
                                                               management and consulting)
--------------------------------------------------------------------------------------------------------------------

                              Disclosure of Information about Fund Directors  41

MONEY MARKET FUNDS

FRANK RUSSELL INVESTMENT COMPANY
909 A Street, Tacoma, Washington 98402
(800) 787-7354

--------------------------------------------------------------------------------

TRUSTEES
 Lynn L. Anderson
 Paul E. Anderson
 Kristianne Blake
 Daniel P. Connealy
 Jonathan Fine
 Lee C. Gingrich
 Michael J.A. Phillips
 Raymond P. Tennison, Jr.
 Julie W. Weston

TRUSTEES EMERITUS
 George F. Russell, Jr.
 Paul Anton, PhD
 William E. Baxter
 Eleanor W. Palmer

OFFICERS
 Gregory J. Stark, President and Chief Executive Officer
 Cheryl Wichers, Chief Compliance Officer (effective May 17, 2005) Thomas F. Hanly, Chief Investment Officer
 Mark E. Swanson, Treasurer and Chief Accounting Officer
 Karl J. Ege, Secretary

ADVISOR, ADMINISTRATOR, TRANSFER AND DIVIDEND DISBURSING AGENT
 Frank Russell Investment Management Company
 909 A Street
 Tacoma, WA 98402

CUSTODIAN
 State Street Bank and Trust Company
 Allan Forbes Building
 150 Newport Avenue AFB35
 North Quincy, MA 02171

OFFICE OF SHAREHOLDER INQUIRIES
 909 A Street
 Tacoma, WA 98402
 (800) 787-7354

LEGAL COUNSEL
 Stradley, Ronon, Stevens & Young, LLP
 2600 One Commerce Square
 Philadelphia, PA 19103-7098

DISTRIBUTOR
 Russell Fund Distributors, Inc.
 909 A Street
 Tacoma, WA 98402

MONEY MANAGERS AS OF APRIL 30, 2005

Money Market Fund
 Frank Russell Investment Management Company, Tacoma, WA

US Government Money Market Fund
 Frank Russell Investment Management Company, Tacoma, WA

Tax Free Money Market Fund
 Neuberger Berman Management, Inc., New York, NY

This report is prepared from the books and records of the Funds and is submitted for the general information of shareholders and is not authorized for distribution to prospective investors unless accompanied or preceded by an effective Prospectus. Nothing herein contained is to be considered an offer of sale or a solicitation of an offer to buy shares of Frank Russell Investment Company. Such offering is made only by Prospectus, which includes details as to offering price and other material information.

 42  Manager, Money Managers and Service Providers

(FRANK RUSSELL LOGO)

FRANK RUSSELL INVESTMENT COMPANY
909 A Street
Tacoma, Washington  98402
800-787-7354
Fax: 253-591-3495
www.russell.com                                              36-08-070 (1 04/05)

                                                FRANK RUSSELL INVESTMENT COMPANY


RUSSELL FUNDS

2005 SEMIANNUAL REPORT


CLASS A AND B SHARES:


RUSSELL MULTI-MANAGER PRINCIPAL PROTECTED FUND




APRIL 30, 2005

                                                            (FRANK RUSSELL LOGO)

Frank Russell Investment Company

Frank Russell Investment Company is a series investment company with 34 different investment portfolios referred to as Funds. These financial statements report on one of these Funds.

Frank Russell Investment Management Company

Responsible for overall management and administration of the Funds.

                                  [Blank Page]

                        Frank Russell Investment Company

                 Russell Multi-Manager Principal Protected Fund

                               Semiannual Report

                           April 30, 2005 (Unaudited)

                               Table of Contents

                                                                            Page
Shareholder Expense Example..........................................         3

Schedule of Investments..............................................         4

Notes to Schedule of Investments.....................................         7

Statement of Assets and Liabilities..................................         8

Statement of Operations..............................................         9

Statement of Changes in Net Assets...................................        10

Financial Highlights - Class A.......................................        11

Financial Highlights - Class B.......................................        12

Notes to Financial Statements........................................        13

Shareholder Requests for Other Information...........................        21

Basis for Approval of Investment Advisory Contracts..................        22

Disclosure of Information about Fund Directors.......................        25

Manager, Money Managers and Service Providers........................        30

Frank Russell Investment Company - Russell Multi-Manager Principal Protected
Fund

Copyright (c) Frank Russell Company 2005. All rights reserved. This material is proprietary and may not be reproduced, transferred, or distributed in any form without prior written permission from Frank Russell Company. It is delivered on an "as is" basis without warranty. The Russell logo is a trademark and service mark of Frank Russell Company. Frank Russell Company and Standard & Poor's Corporation are the owners of the trademarks, service marks, and copyrights related to their respective indexes. This material must be accompanied or preceded by a current Frank Russell Investment Company Prospectus containing complete information concerning the investment objectives and operations of the Company, charges, and expenses. The Prospectus should be read carefully before an investment is made. Russell Fund Distributors, Inc., is the distributor of Frank Russell Investment Company.

                                  [Blank Page]

FRANK RUSSELL INVESTMENT COMPANY
RUSSELL MULTI-MANAGER PRINCIPAL PROTECTED FUND

SHAREHOLDER EXPENSE EXAMPLE -- APRIL 30, 2005 (UNAUDITED)

--------------------------------------------------------------------------------

FUND EXPENSES

THE FOLLOWING DISCLOSURE PROVIDES IMPORTANT INFORMATION REGARDING THE FUND'S EXPENSE EXAMPLE. PLEASE REFER TO THIS INFORMATION WHEN REVIEWING THE EXPENSE EXAMPLE FOR THE FUND.

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including advisory and administrative fees; distribution and/or service (12b-1) fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from November 1, 2004 to April 30, 2005.

ACTUAL EXPENSES

The information in the table under the heading "Actual Performance" provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table under the heading "Hypothetical Performance (5% return before expenses)" provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading "Hypothetical Performance (5% return before expenses)" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                  HYPOTHETICAL
                                                  PERFORMANCE
                                  ACTUAL           (5% RETURN
CLASS A                        PERFORMANCE      BEFORE EXPENSES)
-------                       --------------    ----------------
Beginning Account Value
November 1, 2004              $     1,000.00      $     1,000.00
Ending Account Value April
30, 2005                      $       946.70      $     1,014.69
Expenses Paid During
Period*                       $        10.04      $        10.39

* Expenses are equal to the Fund's annualized expense ratio of 2.08%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

                                                  HYPOTHETICAL
                                                  PERFORMANCE
                                  ACTUAL           (5% RETURN
CLASS B                        PERFORMANCE      BEFORE EXPENSES)
-------                       --------------    ----------------
Beginning Account Value
November 1, 2004              $     1,000.00      $     1,000.00
Ending Account Value April
30, 2005                      $       943.20      $     1,010.97
Expenses Paid During
Period*                       $        13.64      $        14.11

* Expenses are equal to the Fund's annualized expense ratio of 2.83%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

                                                  Shareholder Expense Example  3

FRANK RUSSELL INVESTMENT COMPANY
RUSSELL MULTI-MANAGER PRINCIPAL PROTECTED FUND

SCHEDULE OF INVESTMENTS -- APRIL 30, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
COMMON STOCKS - 27.8%
Auto and Transportation - 0.5%
Canadian National Railway Co.                           1,256              72
CNF, Inc.                                                 510              22
FedEx Corp.                                             1,160              99
Union Pacific Corp.                                     1,073              69
United Parcel Service, Inc. Class B                       863              62
                                                                 ------------
                                                                          324
                                                                 ------------

Consumer Discretionary - 3.4%
Accenture, Ltd. Class A (AE)                            3,530              77
Carnival Corp.                                          2,860             140
eBay, Inc. (AE)                                         2,380              76
Electronic Arts, Inc. (AE)                              2,530             135
Federated Department Stores, Inc.                         326              19
Gap, Inc. (The)                                         5,730             122
Gillette Co. (The)                                      1,534              79
Interpublic Group of Cos., Inc. (AE)                    5,230              67
Kimberly-Clark Corp.                                    1,041              65
Newell Rubbermaid, Inc.                                 2,120              46
Nike, Inc. Class B                                        610              47
Staples, Inc.                                           6,640             127
Target Corp.                                            4,424             205
Tiffany & Co.                                             800              24
TJX Cos., Inc.                                          6,160             140
Tribune Co.                                             1,433              55
Univision Communications, Inc. Class A (AE)             3,380              89
Viacom, Inc. Class B                                    4,260             147
Wal-Mart Stores, Inc.                                   3,570             168
Walt Disney Co.                                        10,420             275
Waste Management, Inc.                                  2,175              62
Yahoo!, Inc. (AE)                                       2,810              97
                                                                 ------------
                                                                        2,262
                                                                 ------------

Consumer Staples - 2.5%
Altria Group, Inc.                                      2,700             175
Campbell Soup Co.                                       1,548              46
Clorox Co.                                              1,002              63
Colgate-Palmolive Co.                                   5,760             287
CVS Corp.                                               1,430              74
General Mills, Inc.                                     1,400              69
HJ Heinz Co.                                            1,737              64
Kraft Foods, Inc. Class A                               4,444             144
Kroger Co. (The) (AE)                                   6,171              97
PepsiCo, Inc.                                           5,596             311
Procter & Gamble Co.                                    6,340             343
                                                                 ------------
                                                                        1,673
                                                                 ------------

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------

Financial Services - 4.9%
American Express Co.                                    3,470             183
American International Group, Inc.                      8,361             425
Automatic Data Processing, Inc.                           653              28
Bank of America Corp.                                   7,222             325
Bank of New York Co., Inc. (The)                        2,788              78
Chubb Corp.                                               170              14
Cigna Corp.                                               631              58
Citigroup, Inc.                                         4,407             207
Golden West Financial Corp.                             1,170              73
Goldman Sachs Group, Inc.                               3,184             340
Hartford Financial Services Group, Inc.                   896              65
JPMorgan Chase & Co.                                    9,862             350
Legg Mason, Inc.                                        2,445             173
Lehman Brothers Holdings, Inc.                          1,440             132
Marshall & Ilsley Corp.                                   822              35
MBNA Corp.                                              1,112              22
Mellon Financial Corp.                                  2,290              63
Merrill Lynch & Co., Inc.                               1,419              77
SLM Corp.                                               3,380             161
Wachovia Corp.                                            848              43
Wells Fargo & Co.                                       5,995             359
                                                                 ------------
                                                                        3,211
                                                                 ------------

Health Care - 5.0%
Abbott Laboratories                                     4,570             225
Amgen, Inc. (AE)                                        3,240             189
Baxter International, Inc.                              3,186             118
Boston Scientific Corp. (AE)                            4,490             133
Bristol-Myers Squibb Co.                                1,862              48
Cardinal Health, Inc.                                   1,954             109
Eli Lilly & Co.                                         4,370             256
Genzyme Corp. (AE)                                      2,820             165
Gilead Sciences, Inc. (AE)                              4,140             154
GlaxoSmithKline PLC ADR                                 1,464              74
Guidant Corp.                                           1,966             146
Johnson & Johnson                                       5,760             395
Medimmune, Inc. (AE)                                    1,947              49
Medtronic, Inc.                                         3,960             209
Merck & Co., Inc.                                       2,086              71
Novartis AG ADR                                         2,649             129
Pfizer, Inc.                                            4,821             131
Roche Holding AG ADR                                    1,290              78
Schering-Plough Corp.                                   2,627              55
Wyeth                                                   8,901             400
Zimmer Holdings, Inc. (AE)                              1,760             143
                                                                 ------------
                                                                        3,277
                                                                 ------------

 4  Schedule of Investments

FRANK RUSSELL INVESTMENT COMPANY
RUSSELL MULTI-MANAGER PRINCIPAL PROTECTED FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Integrated Oils - 1.5%
BP PLC ADR                                                188              11
ChevronTexaco Corp.                                       300              16
ConocoPhillips                                          2,420             254
Exxon Mobil Corp.                                      11,346             648
Total SA ADR                                              590              65
                                                                 ------------
                                                                          994
                                                                 ------------

Materials and Processing - 1.8%
Alcoa, Inc.                                             1,593              46
Barrick Gold Corp.                                      1,358              30
Dow Chemical Co. (The)                                  2,640             121
EI Du Pont de Nemours & Co.                             2,749             130
Fluor Corp.                                               300              15
International Paper Co.                                 3,261             112
Masco Corp.                                             4,390             138
Monsanto Co.                                            4,661             273
Newmont Mining Corp.                                    2,738             104
Potash Corp. of Saskatchewan (AE)                         472              40
Praxair, Inc.                                           4,119             193
                                                                 ------------
                                                                        1,202
                                                                 ------------

Miscellaneous - 0.8%
Eaton Corp.                                             1,252              73
General Electric Co.                                    4,679             169
Honeywell International, Inc.                           1,427              51
Tyco International, Ltd.                                6,629             208
                                                                 ------------
                                                                          501
                                                                 ------------

Other Energy - 1.2%
Baker Hughes, Inc.                                      1,974              87
El Paso Corp.                                           2,710              27
EOG Resources, Inc.                                     2,870             136
Halliburton Co.                                         4,710             196
Noble Corp.                                             4,170             212
Schlumberger, Ltd.                                      1,670             114
                                                                 ------------
                                                                          772
                                                                 ------------

Producer Durables - 1.8%
Caterpillar, Inc.                                       2,646             233
Deere & Co.                                             2,275             142
Emerson Electric Co.                                      868              54
Illinois Tool Works, Inc.                                 890              75
Lexmark International, Inc. Class A (AE)                  610              42
Lockheed Martin Corp.                                   3,650             222
Pall Corp.                                                602              16
Parker Hannifin Corp.                                   1,161              70
United Technologies Corp.                               2,560             260

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Xerox Corp. (AE)                                        4,659              62
                                                                 ------------
                                                                        1,176
                                                                 ------------

Technology - 3.1%
Amdocs, Ltd. (AE)                                       1,040              28
Analog Devices, Inc.                                    5,285             180
Apple Computer, Inc. (AE)                               2,020              73
Cisco Systems, Inc. (AE)                               11,690             202
Dell, Inc. (AE)                                         7,640             266
EMC Corp. (AE)                                         25,549             335
General Dynamics Corp.                                    457              48
Hewlett-Packard Co.                                     2,566              53
International Business Machines Corp.                     527              40
Mercury Interactive Corp. (AE)                          1,800              74
Microsoft Corp.                                         5,102             129
Motorola, Inc.                                          6,509             100
Oracle Corp. (AE)                                      20,110             232
Qualcomm, Inc. (AE)                                     1,760              61
Raytheon Co.                                              338              13
Sun Microsystems, Inc. (AE)                            16,300              59
Texas Instruments, Inc.                                 1,440              36
Veritas Software Corp. (AE)                             3,630              75
Xilinx, Inc.                                            2,780              75
                                                                 ------------
                                                                        2,079
                                                                 ------------

Utilities - 1.3%
Comcast Corp. Special Class A (AE)                      3,836             122
Entergy Corp.                                             570              42
Exelon Corp.                                            2,980             148
SBC Communications, Inc.                                2,882              69
Sprint Corp.                                            8,737             194
Verizon Communications, Inc.                            3,097             111
Vodafone Group PLC ADR                                  5,986             156
                                                                 ------------
                                                                          842
                                                                 ------------

TOTAL COMMON STOCKS
(cost $15,766)                                                         18,313
                                                                 ------------

LONG-TERM DEBT OBLIGATIONS - 64.4%
United States Government Treasuries - 64.4%
United States Treasury Strip
   Principal Only
   Zero Coupon due 02/15/08                            38,090          34,383
   Zero Coupon due 05/15/08                             9,070           8,111
                                                                 ------------

TOTAL LONG-TERM DEBT OBLIGATIONS
(cost $43,473)                                                         42,494
                                                                 ------------

                                                      Schedule of Investments  5

FRANK RUSSELL INVESTMENT COMPANY
RUSSELL MULTI-MANAGER PRINCIPAL PROTECTED FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
SHORT-TERM INVESTMENTS - 8.0%
Frank Russell Investment Company Money Market
   Fund                                               137,000             137
Frank Russell Investment Company US Government
   Money Market Fund                                4,803,000           4,803
United States Treasury Bills (c)(z)(sec.)
   2.710% due 06/09/05                                    350             349
   2.720% due 06/09/05                                     30              30
                                                                 ------------

TOTAL SHORT-TERM INVESTMENTS
(cost $5,319)                                                           5,319
                                                                 ------------

TOTAL INVESTMENTS - 100.2%
(identified cost $64,558)                                              66,126
OTHER ASSETS AND LIABILITIES,
NET - (0.2%)                                                             (120)
                                                                 ------------
NET ASSETS - 100.0%                                                    66,006
                                                                 ============

                                                                       UNREALIZED
FUTURES CONTRACTS                                    NOTIONAL         APPRECIATION
(NUMBER OF CONTRACTS)                                 AMOUNT         (DEPRECIATION)
                                                         $                  $
------------------------------------------------------------------------------------
Long Positions
S&P 500 Index
   expiration date 06/05 (1)                                  290                 --

United States Treasury 2 Year Notes
   expiration date 06/05 (12)                               2,492                 (3)

United States Treasury 5 Year Notes
   expiration date 06/05 (18)                               1,952                  1
                                                                     ---------------

Total Unrealized Appreciation (Depreciation) on
   Open Futures Contracts                                                         (2)
                                                                     ===============

                                                         % OF
                                                          NET
PORTFOLIO SUMMARY                                       ASSETS
-------------------------------------------------------------------
Auto and Transportation                                         0.5
Consumer Discretionary                                          3.4
Consumer Staples                                                2.5
Financial Services                                              4.9
Health Care                                                     5.0
Integrated Oils                                                 1.5
Materials and Processing                                        1.8
Miscellaneous                                                   0.8
Other Energy                                                    1.2
Producer Durables                                               1.8
Technology                                                      3.1
Utilities                                                       1.3
Long-Term Debt Obligations                                     64.4
Short-Term Investments                                          8.0
                                                    ---------------
Total Investments                                             100.2
Other Assets and Liabilities, Net                              (0.2)
                                                    ---------------

Net Assets                                                    100.0
                                                    ===============
Futures Contracts                                                --*

*  Less than .05%

See accompanying notes which are an integral part of the financial statements.

 6  Schedule of Investments

FRANK RUSSELL INVESTMENT COMPANY
RUSSELL MULTI-MANAGER PRINCIPAL PROTECTED FUND

NOTES TO SCHEDULE OF INVESTMENTS -- APRIL 30, 2005 (UNAUDITED)

--------------------------------------------------------------------------------
FOOTNOTES:

(AE)    Nonincome-producing security.
(o)     Real Estate Investment Trust (REIT).
(sec.) All or a portion of the shares of this security are held as collateral in connection with futures contracts purchased (sold) or options written by the Fund.
(z)     Rate noted is yield-to-maturity from date of acquisition.
(c)     At amortized cost, which approximates market.

ABBREVIATIONS:

ADR - American Depositary Receipt
GDR - Global Depositary Receipt
ADS - American Depositary Share
CMO - Collateralized Mortgage Obligation
GDS - Global Depositary Share
LIBOR - London Interbank Offered Rate
FDIC - Federal Deposit Insurance Company
STRIP - Separate Trading of Registered Interest and Principal of Securities

                                             Notes to Schedule of Investments  7

FRANK RUSSELL INVESTMENT COMPANY
RUSSELL MULTI-MANAGER PRINCIPAL PROTECTED FUND

STATEMENT OF ASSETS AND LIABILITIES -- APRIL 30, 2005 (UNAUDITED)

Amounts in thousands
--------------------------------------------------------------------------------

ASSETS
Investments at market (identified cost $64,558).....................................    $               66,126
Receivables:
   Dividends and interest...........................................................                        26
   Dividends from affiliated money market funds.....................................                         7
   Investments sold.................................................................                       114
   From Advisor.....................................................................                        46
   Daily variation margin on futures contracts......................................                         4
Prepaid expenses....................................................................                        24
                                                                                        ----------------------

Total assets........................................................................                    66,347
                                                                                        ----------------------

LIABILITIES
Payables:
      Investments purchased.................................    $                 28
      Fund shares redeemed..................................                     107
      Accrued fees to affiliates............................                     115
      Other accrued expenses................................                      84
      Daily variation margin on futures contracts...........                       7
                                                                --------------------

Total liabilities...................................................................                       341
                                                                                        ----------------------

NET ASSETS..........................................................................    $               66,006
                                                                                        ======================

Net Assets Consist of:
Net investment loss.................................................................    $                 (115)
Accumulated net realized gain (loss)................................................                       656
Unrealized appreciation (depreciation) on:
   Investments......................................................................                     1,568
   Futures contracts................................................................                        (2)
Shares of beneficial interest.......................................................                        65
Additional paid-in capital..........................................................                    63,834
                                                                                        ----------------------

NET ASSETS..........................................................................    $               66,006
                                                                                        ======================

NET ASSET VALUE, PER SHARE:
   Class A ($2,266,822 divided by 218,900 shares of $.01 par value shares of
     beneficial interest outstanding)...............................................    $                10.36
                                                                                        ======================
   Class B ($63,739,250 divided by 6,256,746 shares of $.01 par value shares of
     beneficial interest outstanding)...............................................    $                10.19
                                                                                        ======================

See accompanying notes which are an integral part of the financial statements.

 8  Statement of Assets and Liabilities

FRANK RUSSELL INVESTMENT COMPANY
RUSSELL MULTI-MANAGER PRINCIPAL PROTECTED FUND

STATEMENT OF OPERATIONS -- FOR THE PERIOD ENDED APRIL 30, 2005 (UNAUDITED)

Amounts in thousands
--------------------------------------------------------------------------------

INVESTMENT INCOME
   Dividends........................................................................    $                  178
   Dividends from affiliated money market funds.....................................                        45
   Interest.........................................................................                       669
                                                                                        ----------------------
Total investment income.............................................................                       892

EXPENSES
   Advisory fees............................................    $                315
   Administrative fees......................................                      18
   Custodian fees...........................................                      50
   Distribution fees - Class B..............................                     260
   Transfer agent fees......................................                      35
   Professional fees........................................                      30
   Registration fees........................................                      12
   Shareholder servicing fees - Class A.....................                       3
   Shareholder servicing fees - Class B.....................                      87
   Trustees' fees...........................................                       1
   Insurance policy fees....................................                     269
   Printing fees............................................                       1
   Miscellaneous............................................                       1
                                                                --------------------
   Expenses before reductions...............................                   1,082
   Expense reductions.......................................                     (75)
                                                                --------------------
Net expenses........................................................................                     1,007
                                                                                        ----------------------

Net investment income (loss)........................................................                      (115)
                                                                                        ----------------------

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
   Investments..............................................                     775
   Futures contracts........................................                      (7)                      768
                                                                --------------------
Net change in unrealized appreciation (depreciation) on:
   Investments..............................................                  (1,085)
   Futures contracts........................................                      (3)                   (1,088)
                                                                --------------------    ----------------------
Net realized and unrealized gain (loss).............................................                      (320)
                                                                                        ----------------------

NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS...............................    $                 (435)
                                                                                        ======================

  See accompanying notes which are an integral part of the financial statements.

                                                      Statement of Operations  9

FRANK RUSSELL INVESTMENT COMPANY
RUSSELL MULTI-MANAGER PRINCIPAL PROTECTED FUND

STATEMENT OF CHANGES IN NET ASSETS

                                                                     SIX MONTHS              FISCAL YEAR
                                                                       ENDED                    ENDED
                                                                   APRIL 30, 2005            OCTOBER 31,
AMOUNTS IN THOUSANDS                                                (UNAUDITED)                  2004
--------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
   Net investment income (loss).............................    $               (115)   $                 (439)
   Net realized gain (loss).................................                     768                     1,019
   Net change in unrealized appreciation (depreciation).....                  (1,088)                      975
                                                                --------------------    ----------------------

Net increase (decrease) in net assets from operations.......                    (435)                    1,555
                                                                --------------------    ----------------------

DISTRIBUTIONS
   From net realized gain
      Class A...............................................                     (20)                      (29)
      Class B...............................................                    (579)                     (801)
                                                                --------------------    ----------------------

Net decrease in net assets from distributions...............                    (599)                     (830)
                                                                --------------------    ----------------------

SHARE TRANSACTIONS
   Net increase (decrease) in net assets from share
     transactions...........................................                  (9,496)                  (13,785)
                                                                --------------------    ----------------------

TOTAL NET INCREASE (DECREASE) IN NET ASSETS.................                 (10,530)                  (13,060)

NET ASSETS
   Beginning of period......................................                  76,536                    89,596
                                                                --------------------    ----------------------
   End of period............................................    $             66,006    $               76,536
                                                                ====================    ======================

See accompanying notes which are an integral part of the financial statements.

 10  Statement of Changes in Net Assets

FRANK RUSSELL INVESTMENT COMPANY
RUSSELL MULTI-MANAGER PRINCIPAL PROTECTED FUND

FINANCIAL HIGHLIGHTS - CLASS A

For a Share Outstanding Throughout each Period.

                                                                                FISCAL YEAR ENDED OCTOBER 31,
                                                                                ------------------------------
                                                                   2005*            2004            2003**
--------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD........................    $      10.48    $      10.31    $        10.00
                                                                ------------    ------------    --------------

INCOME FROM OPERATIONS
   Net investment income (loss) (a).........................             .02             .02               .02
   Net realized and unrealized gain (loss)..................            (.06)            .17               .29
                                                                ------------    ------------    --------------
      Total income (loss) from operations...................            (.04)            .19               .31
                                                                ------------    ------------    --------------

DISTRIBUTIONS
   From net investment income (b)...........................              --              --                --
   From net realized gain...................................            (.08)           (.02)               --
                                                                ------------    ------------    --------------
      Total distributions...................................            (.08)           (.02)               --
                                                                ------------    ------------    --------------

NET ASSET VALUE, END OF PERIOD..............................    $      10.36    $      10.48    $        10.31
                                                                ============    ============    ==============

TOTAL RETURN (%) (c)(d).....................................           (5.33)           2.61              3.17

RATIOS/SUPPLEMENTAL DATA:
   Net Assets, end of period (in thousands).................           2,267           2,567             3,521

   Ratios to average net assets (%) (e):
      Operating expenses, net (f)...........................            2.08            2.10              2.02
      Operating expenses, gross.............................            2.29            2.34              2.24
      Net investment income (loss) (f)......................             .40             .19               .27
   Portfolio turnover rate (%) (c)..........................            8.79           81.15             38.14

*     For the six months ended April 30, 2005 (Unaudited).
** For the period January 21, 2003 (commencement of operations) to October 31, 2003.
(a)   Average month-end shares were used for this calculation.
(b)   Less than $.01 per share for the period ended October 31, 2003.
(c)   Periods less than one year are not annualized.
(d) Excludes the effects of sales charges. If sales charges were included, the total return would be lower.
(e)   The ratios for periods less than one year are annualized.
(f) May reflect amounts waived and/or reimbursed by the investment advisor and for certain funds, custody credit arrangements. The custody credit arrangements had an impact of less than .005%.

  See accompanying notes which are an integral part of the financial statements.

                                                        Financial Highlights  11

FRANK RUSSELL INVESTMENT COMPANY
RUSSELL MULTI-MANAGER PRINCIPAL PROTECTED FUND

FINANCIAL HIGHLIGHTS - CLASS B

For a Share Outstanding Throughout each Period.

                                                                                FISCAL YEAR ENDED OCTOBER 31,
                                                                                ------------------------------
                                                                   2005*            2004            2003**
--------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD........................    $      10.35    $      10.26    $        10.00
                                                                ------------    ------------    --------------

INCOME FROM OPERATIONS
   Net investment income (loss) (a).........................            (.02)           (.06)             (.04)
   Net realized and unrealized gain (loss)..................            (.06)            .17               .30
                                                                ------------    ------------    --------------
      Total income (loss) from operations...................            (.08)            .11               .26
                                                                ------------    ------------    --------------

DISTRIBUTIONS
   From net investment income (b)...........................              --              --                --
   From net realized gain...................................            (.08)           (.02)               --
                                                                ------------    ------------    --------------
      Total distributions...................................            (.08)           (.02)               --
                                                                ------------    ------------    --------------

NET ASSET VALUE, END OF PERIOD..............................    $      10.19    $      10.35    $        10.26
                                                                ============    ============    ==============

TOTAL RETURN (%) (c)(d).....................................           (5.68)           1.83              2.60

RATIOS/SUPPLEMENTAL DATA:
   Net Assets, end of period (in thousands).................          63,739          73,969            86,075

   Ratios to average net assets (%) (e):
      Operating expenses, net (f)...........................            2.83            2.85              2.79
      Operating expenses, gross.............................            3.04            3.09              3.01
      Net investment income (loss) (f)......................            (.35)           (.56)             (.49)
   Portfolio turnover rate (%) (c)..........................            8.79           81.15             38.14

*     For the six months ended April 30, 2005 (Unaudited).
** For the period January 21, 2003 (commencement of operations) to October 31, 2003.
(a)   Average month-end shares were used for this calculation.
(b)   Less than $.01 per share for the period ended October 31, 2003.
(c)   Periods less than one year are not annualized.
(d) Excludes the effects of sales charges. If sales charges were included, the total return would be lower.
(e)   The ratios for periods less than one year are annualized.
(f) May reflect amounts waived and/or reimbursed by the investment advisor and for certain funds, custody credit arrangements. The custody credit arrangements had an impact of less than .005%.

See accompanying notes which are an integral part of the financial statements.

 12  Financial Highlights

FRANK RUSSELL INVESTMENT COMPANY
RUSSELL MULTI-MANAGER PRINCIPAL PROTECTED FUND

NOTES TO FINANCIAL STATEMENTS -- APRIL 30, 2005 (UNAUDITED)

--------------------------------------------------------------------------------
1. ORGANIZATION

   Frank Russell Investment Company (the "Investment Company") is a series investment company with 34 different investment portfolios referred to as Funds. These financial statements report on one of these Funds. The Investment Company is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. It is organized and operates as a Massachusetts business trust under an amended and restated master trust agreement dated August 19, 2002. The Investment Company's master trust agreement permits the Board of Trustees to issue an unlimited number of shares of beneficial interest at a $.01 par value per share.

   The Fund has an Offering Period, a Guarantee Period and a Post Guarantee Period. Shares of the Fund were offered during the Offering Period but are not offered during the Guarantee Period, except in connection with reinvestment of distributions and dividends. Shares of the Fund will be offered on a continuous basis during the Post Guarantee Period without the principal protection feature. During the Guarantee Period, the Fund seeks some capital growth, while seeking to preserve principal. As of April 30, 2005, the Fund's allocation to equity securities was approximately 30% and the Fund's allocation to fixed income securities was approximately 70% of total net assets. Provided that all dividends and distributions received from the Fund have been reinvested and no shares have been redeemed by a shareholder, the Fund guarantees that the amount distributed, if any, to each shareholder at the end of the Guarantee Period will be no less than the value of that shareholder's investment as of the inception of the Guarantee Period less certain expenses. Certain extraordinary expenses which are not covered by the Expense Limitation Agreement, such as litigation and other expenses not incurred in the ordinary course of the Fund's business, will reduce the Guarantee Amount. The Fund's Guarantee is backed by an unconditional and irrevocable financial guarantee from Ambac Assurance Corporation ("Ambac"), a financial guarantor and an operating subsidiary of Ambac Financial Group, Inc., pursuant to a financial guarantee insurance policy issued by Ambac for the benefit of the shareholders of the Fund. The Fund will pay to Ambac a fee equal to 0.75% per annum of the average daily net assets of the Fund during the Guarantee Period for providing the financial guarantee insurance policy. If the value of a shareholder's account is less than the Guaranteed Amount on the Guarantee Maturity Date, the Fund will be unable to meet its obligations under the Guarantee. If the Fund is unable to meet its obligations under the Guarantee on the Guarantee Maturity Date, the insurance policy requires Ambac to pay the Fund an amount sufficient to ensure that all shareholders would be able to redeem their shares on the Guarantee Maturity Date for an amount equal to their respective Guaranteed Amounts on the Guarantee Maturity Date. During the Post Guarantee Period, which will commence immediately following the Guarantee Period, the Fund seeks long-term growth of capital through investments primarily in common stocks and other equity securities. The following table presents the time periods of the Fund's three phases:

Offering Period                                        01/21/03 - 02/27/03
Guarantee Period                                       03/03/03 - 03/03/08
Post Guarantee Period Commencement                     03/04/08

2. SIGNIFICANT ACCOUNTING POLICIES

   The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP") which require the use of management estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

   Security valuation

   The Fund values portfolio securities according to Board-approved Securities Valuation Procedures, including Market Value Procedures, Fair Value Procedures and Pricing Services. Money market fund securities are priced using the amortized cost method of valuation. Debt obligation securities maturing within 60 days of the date of purchase are priced using the amortized cost method of valuation, unless the Board determines that amortized cost does not represent market value of short-term debt obligations.

                                               Notes to Financial Statements  13

FRANK RUSSELL INVESTMENT COMPANY
RUSSELL MULTI-MANAGER PRINCIPAL PROTECTED FUND

NOTES TO FINANCIAL STATEMENTS, CONTINUED -- APRIL 30, 2005 (UNAUDITED)

--------------------------------------------------------------------------------

   Ordinarily, the Fund values each portfolio security based on market quotations provided by Pricing Services or alternative pricing services or dealers (when permitted by the Market Value Procedures). Generally, Fund securities are valued at the close of the market on which they are traded as follows:

   - US listed equities; equity and fixed income options: Last sale price; last bid price if no sales;

   - US over-the-counter equities: Official closing price; last bid price if no closing price;

   - Listed ADRs/GDRs: Last sale price; last bid price if no sales;

   - Municipal bonds, US bonds: Evaluated bid price; broker quote if no evaluated bid price;

   - Futures: Settlement price.

   - Investments in other mutual funds are valued at their net asset value per share, calculated at the close of business.

   - Short-term investments purchased by the Fund and maturing within 60 days of the date of purchase are valued at "amortized cost" unless the Board of Trustees determines that amortized cost does not represent fair value.

   - The value of swap agreements is equal to the Fund's obligation (or rights) under swap contracts which will generally be equal to the net amounts to be paid or received under the contracts based upon the relative values of the positions held by each party to the contracts.

   If market quotations are not readily available for a security or if subsequent events suggest that a market quotation is not reliable, the Fund will use the security's fair value, as determined in accordance with the Fair Value Procedures. This generally means that equity securities and fixed income securities listed and traded principally on any national securities exchange are valued on the basis of the last sale price or, lacking any sales, at the closing bid price, on the primary exchange on which the security is traded. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Fund's Board of Trustees believes reflects fair value. The use of fair value pricing by the Fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated using current market values. Fair value pricing could also cause discrepancies between the daily movement of the value of Fund shares and the daily movement of the benchmark index if the index is valued using another pricing method.

   This policy is intended to assure that the Fund's net asset values fairly reflect security values as of the time of pricing. Events or circumstances affecting the values of Fund securities that occur between the closing of the principal markets on which they trade and the time the net asset value of Fund Shares is determined may be reflected in the calculation of net asset values for the Fund when the Fund deems that the particular event or circumstance would materially affect the Fund's net asset value. Investments in frequently traded exchange listed securities will use fair value pricing in limited circumstances since reliable market quotations will often be readily available. Examples of events that could trigger fair value pricing of one or more securities are: a material market movement (defined in the Fair Value Procedures as the movement by any two of four major US Indexes greater than a certain percentage); a company event such as a material business development, dividend declaration, stock split or rights offering; a material disaster or an armed conflict.

   Investment transactions

   Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the basis of specific identified cost incurred by each money manager within a particular Fund.

   Investment income

   Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. All premiums and discounts, including original issue discounts, are amortized/accreted using the interest method.

   Federal income taxes

   Since the Investment Company is a Massachusetts business trust, each Fund is a separate corporate taxpayer and determines its net investment income and capital gains (or losses) and the amounts to be distributed to each Fund's shareholders without regard to the income and capital gains (or losses) of the other Funds.

 14  Notes to Financial Statements

FRANK RUSSELL INVESTMENT COMPANY
RUSSELL MULTI-MANAGER PRINCIPAL PROTECTED FUND

NOTES TO FINANCIAL STATEMENTS, CONTINUED -- APRIL 30, 2005 (UNAUDITED)

--------------------------------------------------------------------------------

   It is each Fund's intention to qualify as a regulated investment company and distribute all of its taxable income and capital gains. Therefore, no federal income or excise tax provision was required for the Fund.

   Dividends and distributions to shareholders

   Income, dividends and capital gain distributions, if any, are recorded on the ex-dividend date. Dividends and capital gain distributions are generally declared and paid annually. An additional distribution may be paid by the Fund to avoid imposition of federal income tax on any remaining undistributed capital gains and net investment income.

   The timing and characterization of certain income and capital gain distributions are determined in accordance with federal tax regulations which may differ from GAAP. As a result, net investment income and net realized gain (or loss) on investments for a reporting period may differ significantly from distributions during such period. The differences between tax regulations and GAAP primarily relate to investments in futures, wash sale deferrals, and certain securities sold at a loss.

   Expenses

   The Fund will pay its own expenses other than those expressly assumed by Frank Russell Investment Management Company ("FRIMCo" or "Advisor"). Most expenses can be directly attributed to the individual Fund. Expenses which cannot be directly attributed to a specific Fund are allocated among all Funds principally based on their relative net assets.

   Class Allocation

   The Fund presented herein offers the following classes of shares: Class A and Class B. All share classes have identical voting, dividend, liquidation and other rights and the same terms and conditions. The separate classes of shares differ principally in the applicable sales charges, distribution fees and shareholder servicing fees. Class B Shares were purchased at net asset value without paying an initial sales charge. However, if a shareholder redeems his or her Class B Shares within five years of the purchase date, the shareholder will pay a deferred sales charge calculated as a percentage of NAV at time of purchase. Shareholders of each class bear certain expenses that pertain to that particular class. Realized and unrealized gains (losses), net investment income, and expenses with the exception of class level expenses, are allocated daily to each class of Shares based upon the relative proportion of net assets of each class. Class B Shares, along with their pro rata reinvested dividend shares, automatically convert to Class A Shares eight years after purchase.

   Derivatives

   To the extent permitted by the investment objectives, restrictions and policies set forth in the Fund's Prospectus and Statement of Additional Information, the Fund may participate in various derivative-based transactions. Derivative securities are instruments or agreements whose value is derived from an underlying security or index. They include options, futures, swaps, forwards, structured notes and stripped securities. These instruments offer unique characteristics and risks that assist the Fund in meeting its investment strategies.

   The Fund typically uses derivatives in two ways: hedging and return enhancement. The Fund may use a hedging strategy for its cash reserves to achieve a strategy of being fully invested by exposing those reserves to the performance of appropriate markets by purchasing equity or fixed income securities, as appropriate, and/or derivatives. Hedging is also used by the Fund to limit or control risks, such as adverse movements in exchange rates and interest rates. Return enhancement can be accomplished through the use of derivatives in a Fund. By purchasing certain instruments, the Fund may more effectively achieve the desired portfolio characteristics that assist the Fund in meeting its investment objectives. Depending on how the derivatives are structured and utilized, the risks associated with them may vary widely. These risks are generally categorized as market risk, liquidity risk and counterparty or credit risk.

   Options

   The Fund may purchase and sell (write) call and put options on securities and securities indices, provided such options are traded on a national securities exchange or in an over-the-counter market.

   When the Fund writes a covered call or a put option, an amount equal to the premium received by the Fund is included in the Fund's Statement of Assets and Liabilities as an asset and as an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. The Fund receives a premium on the sale of a call

                                               Notes to Financial Statements  15

FRANK RUSSELL INVESTMENT COMPANY
RUSSELL MULTI-MANAGER PRINCIPAL PROTECTED FUND

NOTES TO FINANCIAL STATEMENTS, CONTINUED -- APRIL 30, 2005 (UNAUDITED)

--------------------------------------------------------------------------------

   option but gives up the opportunity to profit from any increase in stock value above the exercise price of the option, and when the Fund writes a put option it is exposed to a decline in the price of the underlying security.

   If an option which the Fund has written either expires on its stipulated expiration date or the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss, if the cost of a closing purchase transaction exceeds the premium received when the option was sold) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a call option which the Fund has written is exercised, the Fund realizes a capital gain or loss from the sale of the underlying security, and the proceeds from such sale are increased by the premium originally received. When a put option which a Fund has written is exercised, the amount of the premium originally received will reduce the cost of the security which a Fund purchases upon exercise of the option. Realized gains (losses) on purchased options are included in net realized gain (loss) from investments.

   The Fund's use of written options involves, to varying degrees, elements of market risk in excess of the amount recognized in the Statement of Assets and Liabilities. The face or contract amounts of these instruments reflect the extent of the Fund's exposure to market risk. The risks may be caused by an imperfect correlation between movements in the price of the instrument and the price of the underlying securities and interest rates.

   Futures Contracts

   The Fund utilizes futures contracts to manage allocations between equity and fixed-income weightings. The face or contract amounts of these instruments reflect the extent of the Fund's exposure to market risk. The primary risks associated with the use of futures contracts are an imperfect correlation between the change in market value of the securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market. Upon entering into a futures contract, the Funds are required to deposit with a broker an amount, termed the initial margin, which typically represents 5% of the purchase price indicated in the futures contract. Payments to and from the broker, known as variation margin, are required to be made on a daily basis as the price of the futures contract fluctuates. Changes in initial settlement value are accounted for as unrealized appreciation (depreciation) until the contracts are terminated, at which time realized gains and losses are recognized.

   Index Swap Agreements

   The Fund may enter into index swap agreements as an additional hedging strategy for cash reserves held by the Fund or to effect investment transactions consistent with the Fund's investment objectives and strategies. Swap agreements are two party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard swap transaction, the two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular investments or instruments. The returns to be exchanged between the parties are calculated with respect to a "notional amount" (i.e. a specified dollar amount that is hypothetically invested in a "basket" of securities representing a particular index). Amounts paid to and received from the swap counterparties representing capital appreciation and depreciation on the underlying securities and accrued interest expense and interest income are recorded as net realized gain (loss). The Fund is exposed to credit risk in the event of non-performance by the swap counterparties; however, the Fund does not anticipate non-performance by the counterparties.

   Interest Rate Swap Agreements

   The Fund may enter into interest rate swap agreements, on either an asset-based or liability-based basis, depending on whether they are hedging their assets or their liabilities, and will usually enter into interest rate swaps on a net basis, i.e., the two payment streams are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. When the Fund engages in an interest rate swap, it exchanges its obligations to pay or rights to receive payments for the obligations or rights to receive payments of another party (i.e., an exchange of floating rate payments for fixed rate payments).

   The Fund expects to enter into these transactions primarily to preserve a return or spread on a particular investment or portion of their portfolios or to protect against any increase in the price of securities they anticipate purchasing at a later date. The net amount of the excess, if any, of the Fund's obligations over their entitlements with respect to each interest rate swap will be accrued on a daily basis and an amount of cash or liquid high-grade debt securities having an aggregate net asset value at least equal to the accrued excess will be maintained in a segregated account by the Fund's custodian. To the extent that the Funds enter into interest rate swaps on other than a net basis, the amount maintained in a segregated account will be the full amount of

 16  Notes to Financial Statements

FRANK RUSSELL INVESTMENT COMPANY
RUSSELL MULTI-MANAGER PRINCIPAL PROTECTED FUND

NOTES TO FINANCIAL STATEMENTS, CONTINUED -- APRIL 30, 2005 (UNAUDITED)

--------------------------------------------------------------------------------

   the Funds' obligations, if any, with respect to such interest rate swaps, accrued on a daily basis. If there is a default by the other party to such a transaction, the Fund will have contractual remedies pursuant to the agreement related to the transaction. The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid.

   Guarantees

   In the normal course of business the Fund enters into contracts that contain a variety of representations which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund expects the risk of loss to be remote.

3. INVESTMENT TRANSACTIONS

   Securities

   During the period ended April 30, 2005, purchases and sales of investment securities (excluding US Government and Agency obligations, short-term investments, options, futures and repurchase agreements) were $35,326,065 and $44,691,174, respectively. There were no purchases and sales of US Government and Agency obligations (excluding short-term instruments, options, futures and repurchase agreements). Under the Financial Guarantee Agreement with Ambac, the Fund has certain restrictions with respect to the type, weighting, and duration of securities for which it may enter into transactions.

   Securities Lending

   The Investment Company has a securities lending program whereby each Fund can loan securities with a value up to 33 1/3% of its total assets to certain brokers. The Fund receives cash (US currency), US Government or US Government agency obligations as collateral against the loaned securities. To the extent that a loan is collateralized by cash, such collateral shall be invested by the securities lending agent, State Street Bank and Trust Company ("State Street"), in short-term instruments, money market mutual funds, and such other short-term investments, provided the investments meet certain quality and diversification requirements. The collateral received is recorded on the Fund's statement of assets and liabilities along with the related obligation to return the collateral. Income generated from the investment of cash collateral, less negotiated rebate fees paid to participating brokers and transaction costs, is divided between the Fund and State Street and is recorded as income for the Fund. To the extent that a loan is secured by non-cash collateral, brokers pay the Fund negotiated lenders' fees, which are divided between the Fund and State Street and are recorded as securities lending income for the Fund. All collateral received will be in an amount at least equal to 102% (for loans of US securities) or 105% (for non-US securities) of the market value of the loaned securities at the inception of each loan. The market value of the loaned securities is determined at the close of business of the Funds and any additional required collateral is delivered to the Fund the next day. Should the borrower of the securities fail financially, there is a risk of delay in recovery of the securities or loss of rights in the collateral. Consequently, loans are made only to borrowers which are deemed to be of good financial standing. There were no outstanding securities on loan and no income was earned on securities lending as of April 30, 2005.

4. RELATED PARTIES

   Advisor and Administrator

   FRIMCo advises and administers all of the Funds which comprise the Investment Company. FRIMCo is a wholly-owned subsidiary of Frank Russell Company (a subsidiary of The Northwestern Mutual Life Insurance Company). Frank Russell Company provides consulting and money manager evaluation services to FRIMCo.

   The Fund is permitted to invest its cash reserves (i.e., cash awaiting investment or cash held to meet redemption requests or to pay expenses) in Frank Russell Investment Company's Money Market Fund and US Government Money Market Fund (collectively the "Money Market Funds") (two of the Investment Portfolios of the Investment Company not presented herein). As of April 30, 2005, $137,000 of the Money Market Fund's net assets represents investments by this Fund and $1,658,197,099 represents the investments of other FRIC Funds not presented herein. As of April 30, 2005, $4,803,000 of the US Government Money Market Fund's net assets represents investment by this Fund.

                                               Notes to Financial Statements  17

FRANK RUSSELL INVESTMENT COMPANY
RUSSELL MULTI-MANAGER PRINCIPAL PROTECTED FUND

NOTES TO FINANCIAL STATEMENTS, CONTINUED -- APRIL 30, 2005 (UNAUDITED)

--------------------------------------------------------------------------------

   The advisory and administrative fees are based upon the average daily net assets of the Fund and the rate specified in the table below. The advisory and administrative fees are payable monthly and total $315,565 and $17,930, respectively, for the period ended April 30, 2005.

                                                    ANNUAL RATE
                                             ADVISOR       ADMINISTRATOR
   ----------------------------------------------------------------------
   Guarantee Period                            0.88%            0.05%
   Post Guarantee Period                       0.88             0.05

   Pursuant to an expense limitation agreement (the "Expense Limitation Agreement") and subject to possible reimbursement to the Advisor within three years, the Advisor has contractually agreed to waive, during the Guarantee Period ending March 3, 2008, up to the full amount of its 0.93% combined advisory and administrative fees and to reimburse the Fund to the extent that expenses for Class A and Class B Shares exceed 2.10% and 2.85%, respectively, of average net assets on an annualized basis. Certain expenses that are not covered by the Expense Limitation Agreement, such as extraordinary expenses and other expenses not incurred in the ordinary course of the Fund's business, will reduce the Guaranteed Amount. The total amount of the waiver for the period ended April 30, 2005 was $69,061.

   To the extent fees are waived by the Advisor, the Fund may reimburse the Advisor for any reductions in the Fund's expenses during the three years following the reduction if such reimbursement is requested by the Advisor, if such reimbursement can be achieved within the specified expense limitation and if the Board of Trustees approves the reimbursement as not inconsistent with the best interest of the Fund. For the periods ended April 30, 2005, October 31, 2004 and October 31, 2003, the Advisor has not recouped waivers of $69,061, $201,841 and $140,944, respectively.

   The Fund's expense ratio was less than its expense cap for the period ended April 30, 2005 due to a one-time expense reimbursement from the Advisor during the period.

   The Advisor reimbursed the Fund for amounts previously paid by the Fund to Russell/Mellon Analytical Services for analytical services received. The amount of the reimbursement for the period ended April 30, 2005 was $6,508.

   Custodian

   The Fund has entered into arrangements with its Custodian whereby custody credits realized as a result of uninvested cash balances were used to reduce a portion of the Fund's expenses. During the period ended April 30, 2005, the Fund's custodian fees were reduced $22 under these arrangements.

   Transfer agent

   The Investment Company has a contract with FRIMCo to provide transfer agent services to the Fund. Total fees for the Fund reported herein for the period ended April 30, 2005 were $35,096.

   Distributor and Shareholder Servicing

   The Investment Company has a Distribution Plan pursuant to Rule 12b-1 (the "Plan") under the 1940 Act. Under this Plan, the Investment Company is authorized to make payments to Russell Fund Distributors, Inc. (the "Distributor") a wholly-owned subsidiary of FRIMCo, or any Selling Agents, as defined in the Plan, for sales support services provided and related expenses incurred which were primarily intended to result in the sale of the Class B Shares subject to the Distribution Plan. The 12b-1 distribution payments shall not exceed 0.75% of the average daily net assets of a Fund's Class B Shares on an annual basis.

   In addition, the Investment Company has adopted a Shareholder Services Plan (the "Services Plan") under which the Fund may make payments to the Distributor or any Servicing Agent for any activities or expenses primarily intended to assist, support or service the Servicing Agents' clients who beneficially own Class A or Class B Shares of the Fund. The shareholder servicing payments shall not exceed 0.25% of the average daily net assets of a Fund's Class A and Class B Shares on an annual basis.

   Pursuant to the rules of the National Association of Securities Dealers, Inc. ("NASD"), the aggregate initial sales charges, deferred sales charges and asset-based sales charges on Shares of the Fund may not exceed 6.25% of total gross sales, subject to certain exclusions. This 6.25% limitation is imposed at the class level on each of the Class A Shares and the Class B Shares of the Fund rather than on a per shareholder basis. Therefore, long-term shareholders of the Class A and Class B Shares may pay more than the economic equivalent of the maximum sales charges permitted by the NASD.

 18  Notes to Financial Statements

FRANK RUSSELL INVESTMENT COMPANY
RUSSELL MULTI-MANAGER PRINCIPAL PROTECTED FUND

NOTES TO FINANCIAL STATEMENTS, CONTINUED -- APRIL 30, 2005 (UNAUDITED)

--------------------------------------------------------------------------------

   Accrued fees payable to affiliates as of April 30, 2005 were as follows:

                                                RUSSELL
                                             MULTI-MANAGER
                                          PRINCIPAL PROTECTED
   ----------------------------------------------------------
   Advisory fees                           $         49,321
   Administration fees                                2,800
   Distribution fees                                 40,586
   Shareholder servicing fees                        13,952
   Transfer agent fees                                8,338
   Trustee fees                                         344
                                           ----------------
                                           $        115,341
                                           ================

   Brokerage commissions

   The Fund will effect transactions through Frank Russell Securities, Inc. ("FRS") and its global network of correspondent brokers. FRS is an affiliate of FRIMCo. Trades placed through FRS and its correspondents are used to obtain either research services for FRIMCo, to assist it in its capacity as a manager of managers, to generate commission rebates to the Funds on whose behalf the trades were made or to manage trading associated with changes in managers, rebalancing across existing managers, cash flows and other portfolio transitions. For purposes of trading to obtain research services for FRIMCo or to generate commission rebates to the Fund, the Fund's money managers are requested to and FRIMCo may, with respect to transactions it places, effect transactions with or through FRS or other brokers and its correspondents or other brokers only to the extent that the Fund will receive competitive execution, price and commissions. Research services provided to FRIMCo by FRS or other brokers include performance measurement statistics, fund analytics systems and market monitoring systems. Research services will be obtained from unaffiliated third parties at market rates. Research provided to FRIMCo will benefit the particular Funds generating the trading activity and may also benefit other Funds within FRIC and other funds and clients managed or advised by FRIMCo or its affiliates. Similarly, the Fund will benefit from research provided with respect to trading by those other funds and clients. In some cases, research may also be provided by non-affiliated brokers.

   FRS or other brokers may also rebate to the Fund a portion of commissions earned on certain trading by the Fund through FRS and its correspondents in the form of commission recapture. Commission recapture is paid solely to the Fund generating the applicable trades. Commission recapture is generated on the instructions of the Soft Dollar Committee once FRIMCo's research budget has been met. For the period ended April 30, 2005, there was no commission recapture for the Fund.

   FRS retains a portion of all commissions generated, regardless of whether the trades were used to provide research services to FRIMCo or commission recapture to the Funds. Trades through FRS for transition services and manager funding (i.e. brokerage arrangements designed to reduce costs and optimize performance during the transition of Fund assets upon the hiring, termination or additional funding of a money manager) and are at ordinary and customary commission rates and do not result in commission rebates or accrued credits for the procurement of research related services.

   The amount retained by Frank Russell Securities, Inc. for the period ended April 30, 2005 was $591.

   Additionally, the Fund paid brokerage commissions to non-affiliated brokers who provided brokerage and research services to the Advisor.

   Board of Trustees

   The Russell Fund Complex consists of Frank Russell Investment Company ("FRIC"), which has 34 Funds, and Russell Investment Funds ("RIF"), which has five Funds. Each of the Trustees is a Trustee for both FRIC and RIF. During the period, the Russell Fund Complex paid each of its Trustees not affiliated with FRIMCo a retainer of $52,000 per year, $5,000 for each regular quarterly meeting attended in person, $2,000 for each special meeting attended in person, and $2,000 for each Audit Committee meeting or Nominating and Governance Committee meeting or any other committee meeting established and approved by the Board that is attended in person. Each Trustee receives a $500 fee for attending the meetings (quarterly, special, committee) by phone instead of receiving the full fee had the member attended in person. Trustees' out of pocket expenses are also paid by the Russell Fund Complex. During the period, the Lead Trustee was paid a fee of $10,000 per year.

                                               Notes to Financial Statements  19

FRANK RUSSELL INVESTMENT COMPANY
RUSSELL MULTI-MANAGER PRINCIPAL PROTECTED FUND

NOTES TO FINANCIAL STATEMENTS, CONTINUED -- APRIL 30, 2005 (UNAUDITED)

--------------------------------------------------------------------------------

   The Audit Committee Chair was paid a fee of $12,000 per year and the Nominating and Governance Committee Chair was paid a fee of $6,000 per year.

5. FEDERAL INCOME TAXES

   At April 30, 2005, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

   Cost of Investments                    $     64,687,646
                                          ================
   Unrealized Appreciation                       2,681,512
   Unrealized Depreciation                      (1,243,384)
                                          ----------------
   Net Unrealized Appreciation
      (Depreciation)                      $      1,438,128
                                          ================

6. FUND SHARE TRANSACTIONS (amounts in thousands)

   Share transactions for the periods ended April 30, 2005 and October 31, 2004 were as follows:

                                                                 SHARES                                  DOLLARS
                                                  -------------------------------------   -------------------------------------
   RUSSELL MULTI-MANAGER PRINCIPAL                      2005                2004                2005                2004
   PROTECTED FUND                                 -----------------   -----------------   -----------------   -----------------
      Class A
      Proceeds from shares sold                                  --                  --   $              --   $              --
      Proceeds from reinvestment of
         distributions                                            2                   3                  19                  28
      Payments for shares redeemed                              (28)                (99)               (293)             (1,028)
                                                  -----------------   -----------------   -----------------   -----------------
      Net increase (decrease)                                   (26)                (96)               (274)             (1,000)
                                                  -----------------   -----------------   -----------------   -----------------
      Class B
      Proceeds from shares sold                                  --                  --                  --                  --
      Proceeds from reinvestment of
         distributions                                           52                  73                 545                 753
      Payments for shares redeemed                             (945)             (1,312)             (9,767)            (13,538)
                                                  -----------------   -----------------   -----------------   -----------------
      Net increase (decrease)                                  (893)             (1,239)             (9,222)            (12,785)
                                                  -----------------   -----------------   -----------------   -----------------
      Total increase (decrease)                                (919)             (1,335)  $          (9,496)  $         (13,785)
                                                  =================   =================   =================   =================

7. LINE OF CREDIT

   The Investment Company has a $75 million revolving credit facility for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Funds are charged an annual commitment fee of .125% on the average daily unused amount of the aggregate commitment, which is allocated among each of the Funds. Interest is calculated at the Federal Fund Rate plus .50% annually. The Fund may borrow up to a maximum of 33.33% of the value of its net assets under the agreement. The agreement will expire December 21, 2005 and will be reviewed at such time for possible renewal. The Fund did not have any drawdowns for the period ended April 30, 2005.

8. BENEFICIAL INTEREST

   As of April 30, 2005, the Fund had no shareholders with shares of beneficial interest of greater than 10% of the total outstanding shares.

 20  Notes to Financial Statements

FRANK RUSSELL INVESTMENT COMPANY
RUSSELL MULTI-MANAGER PRINCIPAL PROTECTED FUND

SHAREHOLDER REQUESTS FOR OTHER INFORMATION -- APRIL 30, 2005 (UNAUDITED)

--------------------------------------------------------------------------------
A description of the policies and procedures that the Fund has adopted to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling the Fund at (800) 787-7354, and (ii) on the Securities and Exchange Commission's website at www.sec.gov. Information on how the Funds voted proxies relating to portfolio securities during the 12-month period ended June 30, 2004 is available at www.russell.com and on the Securities and Exchange Commission's website at www.sec.gov.

The Funds will file their complete schedule of investments with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Funds' Form N-Q is available (i) without charge, upon request, by calling the Fund at (800) 787-7354, (ii) at www.russell.com, (iii) on the Securities and Exchange Commission's website at www.sec.gov., and (iv) the Securities and Exchange Commission's public reference room.

Ambac Assurance Corporation, a Wisconsin domiciled stock insurance company (the "Insurer"), is the issuer of a financial guarantee policy for the benefit of shareholders of the Fund. If the Fund is unable to meet its obligations under the guarantee on the Guarantee Maturity Date, the insurance policy requires Ambac to pay the Fund an amount sufficient to ensure that all shareholders would be able to redeem their shares on the Guarantee Maturity Date for an amount equal to their respective guaranteed amounts on the Guarantee Maturity Date. Ambac is a wholly-owned subsidiary of AFG, a publicly-held company. AFG is subject to the informational requirements of the Securities Exchange Act, and in accordance therewith files reports and other information with the SEC. Such reports and other information, including AFG's most recent annual or quarterly report, may be inspected and copied at the public reference facilities maintained by the Securities and Exchange Commission, or may be obtained free of charge by calling the Fund at (800) 787-7354.

                                  Shareholder Requests for Other Information  21

FRANK RUSSELL INVESTMENT COMPANY
RUSSELL MULTI-MANAGER PRINCIPAL PROTECTED FUND

BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACTS (UNAUDITED)

--------------------------------------------------------------------------------
APPROVAL OF INVESTMENT ADVISORY AGREEMENT

The Board of Trustees, including all of the Independent Trustees, last considered and approved the continuation of the advisory agreement with FRIMCo and the portfolio management contract (together, the "investment advisory agreements") with each Money Manager of the Fund at a meeting held on February 23, 2005. During the course of a year, the Trustees received a wide variety of materials regarding the investment performance of the Fund, sales and redemptions of the Fund's shares, and the management of the Fund by FRIMCo. In preparation for the annual review, the Board, with the advice and assistance of independent counsel, also received and considered (1) information and reports prepared by FRIMCo relating to the services provided by FRIMCo (and its affiliates) to the Fund, including information requested by the Trustees, and
(2) information received from an independent, nationally recognized provider of investment company information comparing the performance of the Fund and its operating expenses over various periods of time with other peer funds ("Comparable Funds") not managed by FRIMCo believed by the provider to be generally comparable in investment objectives and size to the Fund (collectively, the "Agreement Renewal Information").

Prior to voting, the Independent Trustees reviewed the proposed continuance of the investment advisory agreements with management and independent counsel and received a memorandum from independent counsel discussing the legal standards for their consideration of the proposed continuances. The Independent Trustees also reviewed the proposed continuance in a private session with independent counsel at which no representatives of FRIMCo or management were present. The discussion below reflects both of these reviews.

In evaluating the advisory agreement with FRIMCo and the portfolio management contracts with the Money Managers of the Fund, the Board considered that the Fund, in employing a manager-of-managers method of investment, operates in a manner that is distinctly different from most other investment companies. In the case of most other investment companies, an advisory fee is paid by the investment company to its adviser which in turn employs and compensates individual portfolio managers to make specific securities selections consistent with the adviser's style and investment philosophy.

The Board considered that FRIMCo (rather than any Money Manager) is responsible under the investment advisory agreement for determining, implementing and maintaining the investment program for the Fund. Assets of the Fund have been allocated among multiple Money Managers.

FRIMCo is responsible for selecting Money Managers for the Fund and for determining allocations and reallocations of assets among the Money Managers. Each Money Manager for the Fund in effect performs the function of an individual portfolio manager who is responsible for selecting portfolio securities for the portion of the Fund assigned to it by FRIMCo in accordance with the Fund's investment objective, policies and restrictions (each, a "segment"). FRIMCo is responsible for communicating performance expectations and evaluations to each Money Manager; supervising compliance by each Money Manager with the Fund's investment objectives and policies; authorizing Money Managers to engage in certain investment strategies for the Fund; and recommending annually to the Board whether portfolio management contracts should be renewed, modified or terminated. In addition to its annual recommendation as to the renewal, modification or termination of portfolio management contracts, FRIMCo is responsible for recommending to the Board the restructuring of Fund segments and additions of new Money Managers or replacements of existing Money Managers at any time when, based on FRIMCo's research and analysis, such actions are appropriate. FRIMCo may develop specific constraints from time to time for each Money Manager intended to capitalize on the strengths of that Money Manager or to coordinate the investment activities of Money Managers for the Fund in a complementary manner. Therefore, FRIMCo's selection of Money Managers is made not only on the basis of performance considerations but anticipated compatibility with other Money Managers in the Fund. The performance of individual Money Managers for the Fund may reflect the roles assigned to them by FRIMCo in the Fund's investment activities and any constraints placed by FRIMCo upon their selection of portfolio securities. In light of the foregoing, the overall performance of the Fund over appropriate periods reflects in great part the performance of FRIMCo in designing the Fund's investment program, structuring Fund segments, selecting an effective Money Manager for each segment with a style that is complementary to the styles of the Money Managers of other Fund segments, and allocating assets among the Money Managers in a manner designed to achieve the objectives of the Fund.

The Board also considered that the prospectus for the Fund emphasizes to investors FRIMCo's role as the principal investment manager for the Fund, rather than the investment selection role of the Fund's Money Managers, and describes the manner in which the Fund operates so that investors may take the information into account when deciding to purchase shares of the Fund.

 22  Basis for Approval of Investment Advisory Contracts

FRANK RUSSELL INVESTMENT COMPANY
RUSSELL MULTI-MANAGER PRINCIPAL PROTECTED FUND

BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACTS, CONTINUED (UNAUDITED)

--------------------------------------------------------------------------------

In addition to these general factors relating to the manager of managers structure of the Fund, the Trustees considered various specific factors on the basis of the Agreement Renewal Information in evaluating renewal of the advisory agreement with FRIMCo, including the following:

1. The nature, scope and quality of the services provided to the Fund by FRIMCo;

2. The advisory fee paid by the Fund to FRIMCo and the fact that it encompasses all investment advisory fees paid by the Fund, including the fees for any Money Managers of the Fund;

3. Information provided by FRIMCo as to other fees and benefits received by FRIMCo or its affiliates from the Fund, including any administrative, transfer agent, cash management and securities lending fees, soft dollar arrangements and commissions in connection with portfolio securities transactions;

4. Information provided by FRIMCo as to investment advisory fees paid by Comparable Funds;

5. Information provided by FRIMCo as to expenses incurred by the Fund;

6. Information provided by FRIMCo as to the profits that FRIMCo derives from its mutual fund operations generally and from the Fund; and

7. The importance of supporting quality, long-term service by FRIMCo to help achieve the Fund's investment performance, including the continuing need of FRIMCo to retain and attract qualified investment and service professionals to serve the Fund.

On the basis of the information received, the Board, in respect of the Fund, found the advisory fees charged and costs and expenses incurred by FRIMCo to be fair and reasonable; after giving effect to waivers and/or reimbursements; and considering the composition of the Comparable Funds, the relative performance and expense ratio of the Fund were comparable to those of peer funds; FRIMCo's methodology of allocating expenses of operating funds in the complex was reasonable; and FRIMCo's profitability with respect to the Fund was reasonable in light of the nature, scope and quality of the services provided by FRIMCo.

The Board considered for the Fund whether economies of scale have been realized and whether the fees for the Fund appropriately reflect or should be revised to reflect any such economies. In its deliberations, the Board noted its findings reached at a meeting held on December 6, 2004 that the investment advisory fees for the Fund appropriately reflect any economies of scale realized by the Fund. Its findings at the earlier meeting were based upon information and analyses prepared by FRIMCo, including information as to variability of Money Manager investment advisory fees and other factors associated with the manager of managers structure employed by the Fund relevant to the Board's deliberations, and took into consideration the Fund's rising costs of compliance with applicable laws, rules and regulations.

The Trustees considered that fees payable to FRIMCo by institutional clients with investment objectives similar to those of the Fund are lower, and may, in some cases, be substantially lower, than the rates paid by the Fund. FRIMCo reviewed with the Trustees the differences in the scope of services it provides to institutional clients and the Fund. For example, institutional clients have fewer administrative needs than the Fund. It was further noted that since the Fund must be able to constantly redeem its shares, it is more difficult to manage than institutional accounts, where assets are relatively stable. Accordingly, the Trustees did not regard these fee differences as relevant to their deliberations.

The Board also considered the special expertise of FRIMCo with respect to the manager of managers structure of the Fund and the likelihood that, at the current expense ratio of the Fund, there would be no acceptable alternative investment managers to replace FRIMCo on comparable terms given the need to conduct the manager of managers, multi-style strategy of the Fund selected by its shareholders in purchasing their shares.

With respect to the evaluation of the terms of portfolio management contracts with Money Managers, the Board received and considered information from FRIMCo reporting for each Money Manager, among other things, the Money Manager's performance over various periods; FRIMCo's assessment of the performance of each Money Manager; any significant business relationships between the Money Manager and the Fund, FRIMCo or FRIMCo's affiliates; and FRIMCo's recommendation to retain the Money Manager at the current fee rate, to retain the Money Manager at a reduced fee rate or to terminate the Money Manager. FRIMCo recommended that each Money Manager be retained at its current fee rate. FRIMCo advised the Board that it does not regard Money Manager profitability as relevant to its evaluation of the investment advisory agreements with Money Managers because the

                         Basis for Approval of Investment Advisory Contracts  23

FRANK RUSSELL INVESTMENT COMPANY
RUSSELL MULTI-MANAGER PRINCIPAL PROTECTED FUND

BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACTS, CONTINUED (UNAUDITED)

--------------------------------------------------------------------------------

willingness of Money Managers to serve in such capacity depends upon arm's-length negotiations with FRIMCo; FRIMCo is aware of the fees charged by Money Managers to other clients; and FRIMCo believes that the fees agreed upon with Money Managers are fair and reasonable in light of the anticipated quality of investment advisory services to be rendered. The Board accepted FRIMCo's explanation in light of the Board's findings as to the fairness and reasonableness of the aggregate investment advisory fees paid by the Fund and the fact that each Money Manager's fee is paid by FRIMCo.

Based substantially upon FRIMCo's recommendations together with the information received from FRIMCo in support of its recommendations, the Board concluded that the fees paid to the Money Managers of the Fund were fair and reasonable in light of the quality of the investment advisory services provided and that continuation of the portfolio management agreement with each Money Manager of the Fund was in the interests of shareholders.

In their deliberations, the Trustees did not identify any particular information as to the investment advisory agreement with FRIMCo or, other than FRIMCo's recommendation, the portfolio management agreement with any Money Manager that was all-important or controlling and each Trustee attributed different weights to the various factors considered. The Trustees evaluated all information available to them and their determinations were made in respect of the Fund.

 24  Basis for Approval of Investment Advisory Contracts

FRANK RUSSELL INVESTMENT COMPANY
RUSSELL MULTI-MANAGER PRINCIPAL PROTECTED FUND

DISCLOSURE OF INFORMATION ABOUT FUND DIRECTORS -- APRIL 30, 2005 (UNAUDITED)

--------------------------------------------------------------------------------

The following tables provide information for each officer and trustee of the Russell Fund Complex. The Russell Fund Complex consists of Frank Russell Investment Company ("FRIC"), which has 34 funds, and Russell Investment Funds ("RIF"), which has five funds. Each of the trustees is a trustee of both FRIC and RIF. The first table provides information for trustees who are interested trustees. The second table provides information for the independent trustees. The third table provides information for the trustees emeritus. The fourth table provides information for the officers.

----------------------------------------------------------------------------------------------------------------------------
                                                                                             No. of
                                                                                           Portfolios
                                                                                           in Russell
                      Position(s) Held                                                        Fund
       Name,           with Fund and         Term           Principal Occupation(s)          Complex            Other
        Age,             Length of            of                   During the               Overseen      Directorships Held
      Address           Time Served         Office                Past 5 Years             by Trustee         by Trustee
----------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEES
----------------------------------------------------------------------------------------------------------------------------
 *Lynn L. Anderson,   Trustee since     Appointed until  - Vice Chairman, FRC                  39         - Trustee, The
  Born April 22,      1987              successor is     - Chairman of the Board, FRIC                      SSgA Funds
  1939                                  duly elected       and RIF                                          (investment
                                        and qualified    - CEO, Russell Fund                                company)
  909 A Street                                             Distributors, Inc.
  Tacoma, Washington                                       (broker-dealer "RFD")
  98402-1616                                             - President and Chairman of
                                                           the Board, SSgA Funds
                                                           (investment company)
                                                         - Chairman of the Board, FRTC
                                                         - Until July 2004, Director,
                                                           Frank Russell Investments
                                                           (Ireland) Limited (Irish
                                                           limited company) and Frank
                                                           Russell Investments (Cayman)
                                                           Ltd. (manager of variable
                                                           capital investment
                                                           companies)
                                                         - Until October 2002,
                                                           President and CEO, FRIC and
                                                           RIF
                                                         - Until January 2005, Chairman
                                                           of the Board, RFD and FRIMCo
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
 *Michael J.A.        Trustee Since     Appointed until  - Chairman of the Board, FRC          39         None
  Phillips,           2002              successor is     - 1990-2003, President, FRC
  Born January 20,                      duly elected     - 1993-2003, CEO, FRC Trustee,
  1948                                  and qualified.     FRIC and RIF
                                                         - Director, FRTC; Frank
  909 A Street                                             Russell Investments (Suisse)
  Tacoma, Washington                                       S.A. (global investment
  98402-1616                                               services); Frank Russell
                                                           Company Limited (consultant
                                                           to institutional investors
                                                           in Europe and the UK)
                                                         - Chairman of the Board and
                                                           President, Russell 20-20
                                                           Association; and Frank
                                                           Russell Investments
                                                           (Delaware), Inc. (general
                                                           partner in various limited
                                                           partnerships ("FRIDI")
                                                         - Until 2004, Director,
                                                           Russell Investment Group
                                                           Pty. Limited (consultant to
                                                           superannuation funds in
                                                           Australia); and Frank
                                                           Russell Japan Co., Ltd.
                                                           (consultant to institutional
                                                           investors in Japan)
                                                         - Director, Harold LeMay
                                                           Museum (classic car museum)
                                                           Advisory board member,
                                                           University of Washington,
                                                           Tacoma (educational
                                                           institution)
----------------------------------------------------------------------------------------------------------------------------



* Each of Messrs. Anderson and Phillips is also an officer and/or director of one or more an affiliates of FRIC and RIF and is therefore an interested trustee.

                              Disclosure of Information about Fund Directors  25

FRANK RUSSELL INVESTMENT COMPANY
RUSSELL MULTI-MANAGER PRINCIPAL PROTECTED FUND

DISCLOSURE OF INFORMATION ABOUT FUND DIRECTORS, CONTINUED -- APRIL 30, 2005 (UNAUDITED)

--------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
                                                                                             No. of
                                                                                           Portfolios
                                                                                           in Russell
                      Position(s) Held                                                        Fund
       Name,           with Fund and         Term           Principal Occupation(s)          Complex            Other
        Age,             Length of            of                   During the               Overseen      Directorships Held
      Address           Time Served         Office                Past 5 Years             by Trustee         by Trustee
----------------------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES
----------------------------------------------------------------------------------------------------------------------------
 Paul E. Anderson,    Trustee since     Appointed until  - 1996 to present, President,         39         None
 Born October 15,     1984              successor is       Anderson Management Group
 1931                                   duly elected       LLC (private investments
                                        and qualified      consulting)
 909 A Street
 Tacoma, Washington
 98402-1616
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
 Kristianne Blake,    Trustee since     Appointed until  - President, Kristianne Gates         39         - Trustee WM Group
 Born January 22,     2000              successor is       Blake, P.S. (accounting                          of Funds
 1954                                   duly elected       services)                                        (investment
                                        and qualified                                                       company);
 909 A Street                                                                                             - Director, Avista
 Tacoma, Washington                                                                                         Corp
 98402-1616
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
 Daniel P. Connealy   Trustee since     Appointed until  - June 2004 to present, Senior        39         - Director, Gold
 Born June 6, 1946    2003              successor is       Vice President and Chief                         Banc
                                        duly elected       Financial Officer, Waddell &                     Corporation,
 909 A Street                           and qualified      Reed Financial, Inc.                             Inc.
 Tacoma, Washington                                      - 2003, Retired
 98402-1616                                              - 2001-2003, Vice President
                                                           and Chief Financial Officer,
                                                           Janus Capital Group Inc.
                                                         - 1979-2001, Audit and
                                                           Accounting Partner,
                                                           PricewaterhouseCoopers LLP
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
 Jonathan Fine        Trustee since     Appointed until  - President and Chief                 39         None
 Born July 8, 1954    2004              successor is       Executive Officer, United
                                        duly elected       Way of King County, WA
 909 A Street                           and qualified    - 1996-2000, Chief Executive
 Tacoma, Washington                                        Officer, Seattle/King County
 98402-1616                                                Chapter of the American Red
                                                           Cross
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
 Lee C. Gingrich,     Trustee since     Appointed until  - Retired since 1995                  39         None
 Born October 6,      1984              successor is
 1930                                   duly elected
                                        and qualified
 909 A Street
 Tacoma, Washington
 98402-1616
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
 Raymond P.           Trustee since     Appointed until  - Currently, President,               39         None
 Tennison, Jr.        2000              successor is       Simpson Investment Company
 Born December 21,                      duly elected       and several additional
 1955                                   and qualified      subsidiary companies,
                                                           including Simpson Timber
 909 A Street                                              Company, Simpson Paper
 Tacoma, Washington                                        Company and Simpson Tacoma
 98402-1616                                                Kraft Company
----------------------------------------------------------------------------------------------------------------------------

 26  Disclosure of Information about Fund Directors

FRANK RUSSELL INVESTMENT COMPANY
RUSSELL MULTI-MANAGER PRINCIPAL PROTECTED FUND

DISCLOSURE OF INFORMATION ABOUT FUND DIRECTORS, CONTINUED -- APRIL 30, 2005 (UNAUDITED)

--------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
                                                                                             No. of
                                                                                           Portfolios
                                                                                           in Russell
                      Position(s) Held                                                        Fund
       Name,           with Fund and         Term           Principal Occupation(s)          Complex            Other
        Age,             Length of            of                   During the               Overseen      Directorships Held
      Address           Time Served         Office                Past 5 Years             by Trustee         by Trustee
----------------------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES (CONTINUED)
----------------------------------------------------------------------------------------------------------------------------
 Julie W. Weston,     Trustee since     Appointed until  - Retired since 2000                  39         None
 Born October 2,      2002              successor is     - 1987 to 2000, Arbitrator,
 1943                                   duly elected       The American Arbitration
                                        and qualified      Association Commercial Panel
 909 A Street                                            - 1995 to 1999, Hearing
 Tacoma, Washington                                        Officer, University of
 98402-1616                                                Washington
                                                         - 1987 to 2002, Director,
                                                           Smith Barney Fundamental
                                                           Value Fund
----------------------------------------------------------------------------------------------------------------------------
 TRUSTEES EMERITUS
----------------------------------------------------------------------------------------------------------------------------
 *George F. Russell,  Trustee Emeritus  Until            - Director Emeritus, Frank            39         None
  Jr.,                and Chairman      resignation or     Russell Company (investment
  Born July 3, 1932   Emeritus since    removal            consultant to institutional
                      1999                                 investors ("FRC"); and
  909 A Street                                             FRIMCo
  Tacoma, Washington                                     - Chairman Emeritus, FRIC and
  98402-1616                                               RIF; Frank Russell
                                                           Securities, Inc.
                                                           (broker-dealer and
                                                           investment advisor ("FRS");
                                                           Russell 20-20 Association
                                                           (non-profit corporation);
                                                           and Frank Russell Trust
                                                           Company (non-depository
                                                           trust company ("FRTC")
                                                         - Chairman, Sunshine
                                                           Management Services, LLC
                                                           (investment advisor)
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
 Paul Anton, Ph.D.,   Trustee Emeritus  Five year term   - Retired since 1997                  39         None
 Born December 1,     since 2003                         - Trustee of FRIC and RIF
 1919                                                      Until 2002
 909 A Street
 Tacoma, Washington
 98402-1616
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
 William E. Baxter,   Trustee Emeritus  Five year term   - Retired since 1986                  39         None
 Born June 8, 1925    since 2004                         - Trustee of FRIC and RIF
                                                           Until 2004
 909 A Street
 Tacoma, Washington
 98402-1616
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
 Eleanor W. Palmer,   Trustee Emeritus  Five year term   - Retired since 1981                  39         None
 Born May 5, 1926     since 2004                         - Trustee of FRIC and RIF
                                                           Until 2004
 909 A Street
 Tacoma, Washington
 98402-1616
----------------------------------------------------------------------------------------------------------------------------



* Mr. Russell is also a director emeritus of one or more affiliates of FRIC and RIF.

                              Disclosure of Information about Fund Directors  27

FRANK RUSSELL INVESTMENT COMPANY
RUSSELL MULTI-MANAGER PRINCIPAL PROTECTED FUND

DISCLOSURE OF INFORMATION ABOUT FUND DIRECTORS, CONTINUED -- APRIL 30, 2005 (UNAUDITED)

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
                                Position(s) Held
            Name,                with Fund and         Term                        Principal Occupation(s)
             Age,                  Length of            of                               During the
           Address                Time Served         Office                            Past 5 Years
--------------------------------------------------------------------------------------------------------------------------
OFFICERS
--------------------------------------------------------------------------------------------------------------------------
 Cheryl Wichers                 Chief Compliance  Until removed    - Chief Compliance Officer, FRIC
 Born December 16, 1966         Officer since     by Trustees      - Chief Compliance Officer, RIF
                                2005                               - Chief Compliance Officer, FRIMCo
 909 A Street                                                      - April 2002-May 2005, Manager, Global Regulatory
 Tacoma, Washington                                                  Policy
 98402-1616                                                        - 1998-2003, Compliance Supervisor, Russell Investment
                                                                     Group
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
 Greg J. Stark,                 President and     Annual and       - President and CEO, FRIC and RIF
 Born May 3, 1968               Chief Executive   until successor  - Chairman of the Board, President and CEO, FRIMCo
                                Officer since     is chosen and    - Chairman of the Board and President, RFD and Russell
 909 A Street                   2004              qualified by       Insurance Agency, Inc. (insurance agency ("RIA")
 Tacoma, Washington                               Trustees         - Until 2004, Managing Director of Individual Investor
 98402-1616                                                          Services, FRC
                                                                   - 2000 to 2004, Managing Director, Sales and Client
                                                                     Service, FRIMCo
                                                                   - 1998 to 2000, Representative Director, Frank Russell
                                                                     Company, Ltd. (asset manager in Japan)
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
 Mark E. Swanson,               Treasurer and     Annual and       - Treasurer and Chief Accounting Officer, FRIC and RIF
 Born November 26, 1963         Chief Accounting  until successor  - Director, Funds Administration, FRIMCo, FRTC and RFD
                                Officer since     is chosen and    - Treasurer and Principal Accounting Officer, SSgA
 909 A Street                   1998              qualified by       Funds
 Tacoma, Washington                               Trustees
 98402-1616
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
 Thomas F. Hanly,               Chief Investment  Until removed    - Chief Investment Officer, FRIC, RIF, FRC, FRTC
 Born November 17, 1964         Officer since     by Trustees      - Director and Chief Investment Officer, FRIMCo and RFD
                                2004                               - Director, Frank Russell International Services Co.,
 909 A Street                                                        Inc. (provide services to U.S. personnel secunded to
 Tacoma, Washington                                                  overseas enterprises ("FRISCo")
 98402-1616                                                        - 1999 to 2003, Chief Financial Officer, FRC, FRIC and
                                                                     RIF
--------------------------------------------------------------------------------------------------------------------------

 28  Disclosure of Information about Fund Directors

FRANK RUSSELL INVESTMENT COMPANY
RUSSELL MULTI-MANAGER PRINCIPAL PROTECTED FUND

DISCLOSURE OF INFORMATION ABOUT FUND DIRECTORS, CONTINUED -- APRIL 30, 2005 (UNAUDITED)

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
                                Position(s) Held
            Name,                with Fund and         Term                        Principal Occupation(s)
             Age,                  Length of            of                               During the
           Address                Time Served         Office                            Past 5 Years
--------------------------------------------------------------------------------------------------------------------------
OFFICERS (CONTINUED)
--------------------------------------------------------------------------------------------------------------------------
 Karl J. Ege,                   Secretary and     Annual and       - Secretary and General Counsel, FRIC, RIF, FRIMCo,
 Born October 8, 1941           General Counsel   until successor    FRTC, and RFD
                                since 1994        is chosen and    - Secretary, General Counsel and Managing Director of
 909 A Street                                     qualified.         Law and Government Affairs, FRC
 Tacoma, Washington                                                - Director, Secretary and General Counsel, Frank
 98402-1616                                                          Russell Capital Inc. (investment advisor); Russell
                                                                     Real Estate Advisors, Inc. (real estate investment
                                                                     advisor)
                                                                   - Director and Secretary, Russell 20-20 Association;
                                                                     RIA; A Street Investment Associates, Inc. (real
                                                                     estate leasing); FRIDI; and FRISCo
                                                                   - Director and Assistant Secretary, Frank Russell
                                                                     Company Limited and Russell Systems Limited (limited
                                                                     company)
                                                                   - Director, FRS, Russell Investment Group Pty. Ltd.;
                                                                     Frank Russell Japan Co., Ltd. (holding company);
                                                                     Frank Russell Investment Company Plc Frank Russell
                                                                     Institutional Funds Plc, Frank Russell Multi-Manager
                                                                     Funds plc; Frank Russell Investment Company II plc,
                                                                     Frank Russell Investment Company III plc, Russell
                                                                     Alternative Investment Fund plc, and Russell
                                                                     Diversified Alternatives Fund (each, an investment
                                                                     company); Frank Russell Asset Management (Cayman) LLC
                                                                     (general partner of limited partnerships); Russell
                                                                     Investment Group Limited (institutional consultant);
                                                                     Russell Investment Management Ltd. (institutional
                                                                     investment management); Russell Investment Group
                                                                     Private Limited (investment and fund management
                                                                     advisory services); and Frank Russell Investments
                                                                     (Ireland) Ltd.
                                                                   - Statutory Auditor, Frank Russell Company, Ltd. (asset
                                                                     management and consulting)
--------------------------------------------------------------------------------------------------------------------------

                              Disclosure of Information about Fund Directors  29

RUSSELL MULTI-MANAGER PRINCIPAL PROTECTED FUND

FRANK RUSSELL INVESTMENT COMPANY
909 A Street, Tacoma, Washington 98402
(800) 787-7354

--------------------------------------------------------------------------------

TRUSTEES
 Lynn L. Anderson
 Paul E. Anderson
 Kristianne Blake
 Daniel P. Connealy
 Jonathan Fine
 Lee C. Gingrich
 Michael J.A. Phillips
 Raymond P. Tennison, Jr.
 Julie W. Weston

TRUSTEES EMERITUS
 George F. Russell, Jr.
 Paul Anton, PhD
 William E. Baxter
 Eleanor W. Palmer

OFFICERS
 Gregory J. Stark, President and Chief Executive Officer
 Cheryl Wichers, Chief Compliance Officer (effective May 17,
   2005)
 Thomas F. Hanly, Chief Investment Officer
 Mark E. Swanson, Treasurer and Chief Accounting Officer
 Karl J. Ege, Secretary

ADVISOR, ADMINISTRATOR, TRANSFER AND DIVIDEND DISBURSING AGENT
 Frank Russell Investment Management Company
 909 A Street
 Tacoma, WA 98402

CUSTODIAN
 State Street Bank and Trust Company
 Allan Forbes Building
 150 Newport Avenue AFB35
 North Quincy, MA 02171

OFFICE OF SHAREHOLDER INQUIRIES
 909 A Street
 Tacoma, WA 98402
 (800) 787-7354

LEGAL COUNSEL
 Stradley, Ronon, Stevens & Young, LLP
 2600 One Commerce Square
 Philadelphia, PA 19103-7098

DISTRIBUTOR
 Russell Fund Distributors, Inc.
 909 A Street
 Tacoma, WA 98402

MONEY MANAGERS AS OF APRIL 30, 2005
 Lehman Brothers Asset Management LLC, Chicago, IL
 Lord, Abbett & Co., Jersey City, NJ
 MFS Institutional Advisors, Inc., Boston, MA

This report is prepared from the books and records of the Funds and is submitted for the general information of shareholders and is not authorized for distribution to prospective investors unless accompanied or preceded by an effective Prospectus. Nothing herein contained is to be considered an offer of sale or a solicitation of an offer to buy shares of Frank Russell Investment Company. Such offering is made only by Prospectus, which includes details as to offering price and other material information.

 30  Manager, Money Managers and Service Providers

(FRANK RUSSELL LOGO)

Frank Russell Investment Company
909 A Street
Tacoma, Washington 98402

800-787-7354
Fax:253-591-3495

www.russell.com                                              36-08-095 (1 04/05)

                                                FRANK RUSSELL INVESTMENT COMPANY


LIFEPOINTS(R) FUNDS

2005 SEMIANNUAL REPORT


CLASS A, C, D, E, AND S SHARES:


EQUITY AGGRESSIVE STRATEGY FUND

AGGRESSIVE STRATEGY FUND

BALANCED STRATEGY FUND

MODERATE STRATEGY FUND

CONSERVATIVE STRATEGY FUND



CLASS D, E, AND S SHARES:

2010 STRATEGY FUND

2020 STRATEGY FUND

2030 STRATEGY FUND

2040 STRATEGY FUND


APRIL 30, 2005

                                                          (FRANK RUSSELL LOGO)

Frank Russell Investment Company

Frank Russell Investment Company is a series investment company with 34 different investment portfolios referred to as Funds. These financial statements report on nine of these Funds.

Frank Russell Investment Management Company

Responsible for overall management and administration of the Funds.

                                  [Blank Page]

                        Frank Russell Investment Company

                              LifePoints(R) Funds

                               Semiannual Report

                           April 30, 2005 (Unaudited)

                               Table of Contents

                                                                            Page
Equity Aggressive Strategy Fund......................................         3

Aggressive Strategy Fund.............................................         6

Balanced Strategy Fund...............................................         9

Moderate Strategy Fund...............................................        12

Conservative Strategy Fund...........................................        15

2010 Strategy Fund...................................................        18

2020 Strategy Fund...................................................        20

2030 Strategy Fund...................................................        22

2040 Strategy Fund...................................................        24

Statement of Assets and Liabilities..................................        26

Statement of Operations..............................................        28

Statement of Changes in Net Assets...................................        30

Financial Highlights.................................................        34

Notes to Financial Highlights........................................        46

Notes to Financial Statements........................................        47

Shareholder Requests for Other Information...........................        63

Basis for Approval of Investment Advisory Contracts..................        64

Disclosure of Information about Fund Directors.......................        68

Manager, Money Managers and Service Providers........................        72

Frank Russell Investment Company - LifePoints Funds

Copyright (c) Frank Russell Company 2005. All rights reserved. This material is proprietary and may not be reproduced, transferred, or distributed in any form without prior written permission from Frank Russell Company. It is delivered on an "as is" basis without warranty. The Russell logo is a trademark and service mark of Frank Russell Company. Frank Russell Company and Standard & Poor's Corporation are the owners of the trademarks, service marks, and copyrights related to their respective indexes. This material must be accompanied or preceded by a current Frank Russell Investment Company Prospectus containing complete information concerning the investment objectives and operations of the Company, charges, and expenses. The Prospectus should be read carefully before an investment is made. Russell Fund Distributors, Inc., is the distributor of Frank Russell Investment Company.

                                  [Blank Page]

FRANK RUSSELL INVESTMENT COMPANY
LIFEPOINTS(R) EQUITY AGGRESSIVE STRATEGY FUND

SHAREHOLDER EXPENSE EXAMPLE -- APRIL 30, 2005 (UNAUDITED)

--------------------------------------------------------------------------------

FUND EXPENSES

THE FOLLOWING DISCLOSURE PROVIDES IMPORTANT INFORMATION REGARDING EACH FUND'S EXPENSE EXAMPLE, WHICH APPEARS ON EACH FUND'S INDIVIDUAL PAGE IN THIS SEMIANNUAL REPORT. PLEASE REFER TO THIS INFORMATION WHEN REVIEWING THE EXPENSE EXAMPLE FOR A FUND.

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including advisory and administrative fees; distribution and/or service (12b-1) fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from November 1, 2004 to April 30, 2005.

ACTUAL EXPENSES

The information in the table under the heading "Actual Performance" provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table under the heading "Hypothetical Performance (5% return before expenses)" provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading "Hypothetical Performance (5% return before expenses)" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                  HYPOTHETICAL
                                                  PERFORMANCE
                                  ACTUAL           (5% RETURN
CLASS A                        PERFORMANCE      BEFORE EXPENSES)
-------                       --------------    ----------------
Beginning Account Value
November 1, 2004              $     1,000.00      $     1,000.00
Ending Account Value
April 30, 2005                $       992.20      $     1,023.76
Expenses Paid During
Period*                       $         1.23      $         1.25

* Expenses are equal to the Fund's annualized expense ratio of 0.25%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Includes amounts waived and/or reimbursed by the investment adviser. Without the waiver and/or reimbursement, expenses would have been higher.

                                                  HYPOTHETICAL
                                                  PERFORMANCE
                                  ACTUAL           (5% RETURN
CLASS C                        PERFORMANCE      BEFORE EXPENSES)
-------                       --------------    ----------------
Beginning Account Value
November 1, 2004              $     1,000.00      $     1,000.00
Ending Account Value
April 30, 2005                $     1,048.50      $     1,020.04
Expenses Paid During
Period*                       $         5.08      $         5.01

* Expenses are equal to the Fund's annualized expense ratio of 1.00%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Includes amounts waived and/or reimbursed by the investment adviser. Without the waiver and/or reimbursement, expenses would have been higher.

                                                  HYPOTHETICAL
                                                  PERFORMANCE
                                  ACTUAL           (5% RETURN
CLASS D                        PERFORMANCE      BEFORE EXPENSES)
-------                       --------------    ----------------
Beginning Account Value
November 1, 2004              $     1,000.00      $     1,000.00
Ending Account Value
April 30, 2005                $     1,051.70      $     1,022.52
Expenses Paid During
Period*                       $         2.54      $         2.51

* Expenses are equal to the Fund's annualized expense ratio of 0.50%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Includes amounts waived and/or reimbursed by the investment adviser. Without the waiver and/or reimbursement, expenses would have been higher.

                                                  HYPOTHETICAL
                                                  PERFORMANCE
                                  ACTUAL           (5% RETURN
CLASS E                        PERFORMANCE      BEFORE EXPENSES)
-------                       --------------    ----------------
Beginning Account Value
November 1, 2004              $     1,000.00      $     1,000.00
Ending Account Value
April 30, 2005                $     1,053.00      $     1,023.76
Expenses Paid During
Period*                       $         1.27      $         1.25

* Expenses are equal to the Fund's annualized expense ratio of 0.25%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Includes amounts waived and/or reimbursed by the investment adviser. Without the waiver and/or reimbursement, expenses would have been higher.

                                LifePoints(R) Equity Aggressive Strategy Fund  3

FRANK RUSSELL INVESTMENT COMPANY
LIFEPOINTS(R) EQUITY AGGRESSIVE STRATEGY FUND

SHAREHOLDER EXPENSE EXAMPLE, CONTINUED -- APRIL 30, 2005 (UNAUDITED)

--------------------------------------------------------------------------------

                                                  HYPOTHETICAL
                                                  PERFORMANCE
                                  ACTUAL           (5% RETURN
CLASS S                        PERFORMANCE      BEFORE EXPENSES)
-------                       --------------    ----------------
Beginning Account Value
November 1, 2004              $     1,000.00      $     1,000.00
Ending Account Value
April 30, 2005                $     1,054.80      $     1,025.00
Expenses Paid During
Period*                       $         0.00      $         0.00

* Expenses are equal to the Fund's annualized expense ratio of 0.00%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Includes amounts waived and/or reimbursed by the investment adviser. Without the waiver and/or reimbursement, expenses would have been higher.

 4  LifePoints(R) Equity Aggressive Strategy Fund

FRANK RUSSELL INVESTMENT COMPANY
LIFEPOINTS(R) EQUITY AGGRESSIVE STRATEGY FUND

SCHEDULE OF INVESTMENTS -- APRIL 30, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
INVESTMENTS - 99.9%
Portfolios of the Frank Russell
   Investment Company Series
   Mutual Fund - Class S Shares

Domestic Equities - 71.0%
Diversified Equity Fund                             5,972,250         247,669
Quantitative Equity Fund                            6,865,992         247,588
Real Estate Securities Fund                         1,468,745          63,479
Special Growth Fund                                 1,168,228          55,397
                                                                 ------------
                                                                      614,133
                                                                 ------------

International Equities - 28.9%
Emerging Markets Fund                               2,935,049          43,057
International Securities Fund                       3,459,027         207,196
                                                                 ------------
                                                                      250,253
                                                                 ------------

TOTAL INVESTMENTS - 99.9%
(identified cost $751,217)                                            864,386

OTHER ASSETS AND LIABILITIES,
NET - 0.1%                                                                881
                                                                 ------------

NET ASSETS - 100.0%                                                   865,267
                                                                 ============

                                                         % OF
                                                          NET
               PORTFOLIO SUMMARY                        ASSETS
-------------------------------------------------------------------
Domestic Equities                                              71.0
International Equities                                         28.9
                                                    ---------------
Total Investments                                              99.9
Other Assets and Liabilities, Net                               0.1
                                                    ---------------

Net Assets                                                    100.0
                                                    ===============

  See accompanying notes which are an integral part of the financial statements.

                                LifePoints(R) Equity Aggressive Strategy Fund  5

FRANK RUSSELL INVESTMENT COMPANY
LIFEPOINTS(R) AGGRESSIVE STRATEGY FUND

SHAREHOLDER EXPENSE EXAMPLE -- APRIL 30, 2005 (UNAUDITED)

--------------------------------------------------------------------------------

FUND EXPENSES

THE FOLLOWING DISCLOSURE PROVIDES IMPORTANT INFORMATION REGARDING EACH FUND'S EXPENSE EXAMPLE, WHICH APPEARS ON EACH FUND'S INDIVIDUAL PAGE IN THIS SEMIANNUAL REPORT. PLEASE REFER TO THIS INFORMATION WHEN REVIEWING THE EXPENSE EXAMPLE FOR A FUND.

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including advisory and administrative fees; distribution and/or service (12b-1) fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from November 1, 2004 to April 30, 2005.

ACTUAL EXPENSES

The information in the table under the heading "Actual Performance" provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table under the heading "Hypothetical Performance (5% return before expenses)" provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading "Hypothetical Performance (5% return before expenses)" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                  HYPOTHETICAL
                                                  PERFORMANCE
                                  ACTUAL           (5% RETURN
CLASS A                        PERFORMANCE      BEFORE EXPENSES)
-------                       --------------    ----------------
Beginning Account Value
November 1, 2004              $     1,000.00      $     1,000.00
Ending Account Value
April 30, 2005                $       983.90      $     1,023.76
Expenses Paid During
Period*                       $         1.23      $         1.25

* Expenses are equal to the Fund's annualized expense ratio of 0.25%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Includes amounts waived and/or reimbursed by the investment adviser. Without the waiver and/or reimbursement, expenses would have been higher.

                                                  HYPOTHETICAL
                                                  PERFORMANCE
                                  ACTUAL           (5% RETURN
CLASS C                        PERFORMANCE      BEFORE EXPENSES)
-------                       --------------    ----------------
Beginning Account Value
November 1, 2004              $     1,000.00      $     1,000.00
Ending Account Value
April 30, 2005                $     1,040.70      $     1,020.04
Expenses Paid During
Period*                       $         5.06      $         5.01

* Expenses are equal to the Fund's annualized expense ratio of 1.00%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Includes amounts waived and/or reimbursed by the investment adviser. Without the waiver and/or reimbursement, expenses would have been higher.

                                                  HYPOTHETICAL
                                                  PERFORMANCE
                                  ACTUAL           (5% RETURN
CLASS D                        PERFORMANCE      BEFORE EXPENSES)
-------                       --------------    ----------------
Beginning Account Value
November 1, 2004              $     1,000.00      $     1,000.00
Ending Account Value
April 30, 2005                $     1,043.80      $     1,022.52
Expenses Paid During
Period*                       $         2.53      $         2.51

* Expenses are equal to the Fund's annualized expense ratio of 0.50%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Includes amounts waived and/or reimbursed by the investment adviser. Without the waiver and/or reimbursement, expenses would have been higher.

                                                  HYPOTHETICAL
                                                  PERFORMANCE
                                  ACTUAL           (5% RETURN
CLASS E                        PERFORMANCE      BEFORE EXPENSES)
-------                       --------------    ----------------
Beginning Account Value
November 1, 2004              $     1,000.00      $     1,000.00
Ending Account Value
April 30, 2005                $     1,044.00      $     1,023.76
Expenses Paid During
Period*                       $         1.27      $         1.25

* Expenses are equal to the Fund's annualized expense ratio of 0.25%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Includes amounts waived and/or reimbursed by the investment adviser. Without the waiver and/or reimbursement, expenses would have been higher.

 6  LifePoints(R) Aggressive Strategy Fund

FRANK RUSSELL INVESTMENT COMPANY
LIFEPOINTS(R) AGGRESSIVE STRATEGY FUND

SHAREHOLDER EXPENSE EXAMPLE, CONTINUED -- APRIL 30, 2005 (UNAUDITED)

--------------------------------------------------------------------------------

                                                  HYPOTHETICAL
                                                  PERFORMANCE
                                  ACTUAL           (5% RETURN
CLASS S                        PERFORMANCE      BEFORE EXPENSES)
-------                       --------------    ----------------
Beginning Account Value
November 1, 2004              $     1,000.00      $     1,000.00
Ending Account Value
April 30, 2005                $     1,046.10      $     1,025.00
Expenses Paid During
Period*                       $         0.00      $         0.00

* Expenses are equal to the Fund's annualized expense ratio of 0.00%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Includes amounts waived and/or reimbursed by the investment adviser. Without the waiver and/or reimbursement, expenses would have been higher.

                                       LifePoints(R) Aggressive Strategy Fund  7

FRANK RUSSELL INVESTMENT COMPANY
LIFEPOINTS(R) AGGRESSIVE STRATEGY FUND

SCHEDULE OF INVESTMENTS -- APRIL 30, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
INVESTMENTS - 99.8%
Portfolios of the Frank Russell
   Investment Company Series
   Mutual Fund - Class S Shares

Bonds - 20.3%
Multistrategy Bond Fund                            36,911,733         387,204
                                                                 ------------

Domestic Equities - 56.7%
Diversified Equity Fund                            10,366,121         429,883
Quantitative Equity Fund                           11,911,825         429,540
Real Estate Securities Fund                         2,746,754         118,715
Special Growth Fund                                 2,126,110         100,820
                                                                 ------------
                                                                    1,078,958
                                                                 ------------

International Equities - 22.8%
Emerging Markets Fund                               5,124,102          75,171
International Securities Fund                       5,978,175         358,093
                                                                 ------------
                                                                      433,264
                                                                 ------------

TOTAL INVESTMENTS - 99.8%
(identified cost $1,731,802)                                        1,899,426

OTHER ASSETS AND LIABILITIES,
NET - 0.2%                                                              3,330
                                                                 ------------

NET ASSETS - 100.0%                                                 1,902,756
                                                                 ============

                                                         % OF
                                                          NET
               PORTFOLIO SUMMARY                        ASSETS
-------------------------------------------------------------------
Bonds                                                          20.3
Domestic Equities                                              56.7
International Equities                                         22.8
                                                    ---------------
Total Investments                                              99.8
Other Assets and Liabilities, Net                               0.2
                                                    ---------------

Net Assets                                                    100.0
                                                    ===============

See accompanying notes which are an integral part of the financial statements.

 8  LifePoints(R) Aggressive Strategy Fund

FRANK RUSSELL INVESTMENT COMPANY
LIFEPOINTS(R) BALANCED STRATEGY FUND

SHAREHOLDER EXPENSE EXAMPLE -- APRIL 30, 2005 (UNAUDITED)

--------------------------------------------------------------------------------

FUND EXPENSES

THE FOLLOWING DISCLOSURE PROVIDES IMPORTANT INFORMATION REGARDING EACH FUND'S EXPENSE EXAMPLE, WHICH APPEARS ON EACH FUND'S INDIVIDUAL PAGE IN THIS SEMIANNUAL REPORT. PLEASE REFER TO THIS INFORMATION WHEN REVIEWING THE EXPENSE EXAMPLE FOR A FUND.

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including advisory and administrative fees; distribution and/or service (12b-1) fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from November 1, 2004 to April 30, 2005.

ACTUAL EXPENSES

The information in the table under the heading "Actual Performance" provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table under the heading "Hypothetical Performance (5% return before expenses)" provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading "Hypothetical Performance (5% return before expenses)" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                  HYPOTHETICAL
                                                  PERFORMANCE
                                  ACTUAL           (5% RETURN
CLASS A                        PERFORMANCE      BEFORE EXPENSES)
-------                       --------------    ----------------
Beginning Account Value
November 1, 2004              $     1,000.00      $     1,000.00
Ending Account Value
April 30, 2005                $       977.40      $     1,023.76
Expenses Paid During
Period*                       $         1.23      $         1.25

* Expenses are equal to the Fund's annualized expense ratio of 0.25%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Includes amounts waived and/or reimbursed by the investment adviser. Without the waiver and/or reimbursement, expenses would have been higher.

                                                  HYPOTHETICAL
                                                  PERFORMANCE
                                  ACTUAL           (5% RETURN
CLASS C                        PERFORMANCE      BEFORE EXPENSES)
-------                       --------------    ----------------
Beginning Account Value
November 1, 2004              $     1,000.00      $     1,000.00
Ending Account Value
April 30, 2005                $     1,032.40      $     1,020.04
Expenses Paid During
Period*                       $         5.04      $         5.01

* Expenses are equal to the Fund's annualized expense ratio of 1.00%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Includes amounts waived and/or reimbursed by the investment adviser. Without the waiver and/or reimbursement, expenses would have been higher.

                                                  HYPOTHETICAL
                                                  PERFORMANCE
                                  ACTUAL           (5% RETURN
CLASS D                        PERFORMANCE      BEFORE EXPENSES)
-------                       --------------    ----------------
Beginning Account Value
November 1, 2004              $     1,000.00      $     1,000.00
Ending Account Value
April 30, 2005                $     1,034.60      $     1,022.52
Expenses Paid During
Period*                       $         2.52      $         2.51

* Expenses are equal to the Fund's annualized expense ratio of 0.50%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Includes amounts waived and/or reimbursed by the investment adviser. Without the waiver and/or reimbursement, expenses would have been higher.

                                                  HYPOTHETICAL
                                                  PERFORMANCE
                                  ACTUAL           (5% RETURN
CLASS E                        PERFORMANCE      BEFORE EXPENSES)
-------                       --------------    ----------------
Beginning Account Value
November 1, 2004              $     1,000.00      $     1,000.00
Ending Account Value
April 30, 2005                $     1,035.80      $     1,023.76
Expenses Paid During
Period*                       $         1.26      $         1.25

* Expenses are equal to the Fund's annualized expense ratio of 0.25%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Includes amounts waived and/or reimbursed by the investment adviser. Without the waiver and/or reimbursement, expenses would have been higher.

                                         LifePoints(R) Balanced Strategy Fund  9

FRANK RUSSELL INVESTMENT COMPANY
LIFEPOINTS(R) BALANCED STRATEGY FUND

SHAREHOLDER EXPENSE EXAMPLE, CONTINUED -- APRIL 30, 2005 (UNAUDITED)

--------------------------------------------------------------------------------

                                                  HYPOTHETICAL
                                                  PERFORMANCE
                                  ACTUAL           (5% RETURN
CLASS S                        PERFORMANCE      BEFORE EXPENSES)
-------                       --------------    ----------------
Beginning Account Value
November 1, 2004              $     1,000.00      $     1,000.00
Ending Account Value
April 30, 2005                $     1,037.90      $     1,025.00
Expenses Paid During
Period*                       $         0.00      $         0.00

* Expenses are equal to the Fund's annualized expense ratio of 0.00%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Includes amounts waived and/or reimbursed by the investment adviser. Without the waiver and/or reimbursement, expenses would have been higher.

 10  LifePoints(R) Balanced Strategy Fund

FRANK RUSSELL INVESTMENT COMPANY
LIFEPOINTS(R) BALANCED STRATEGY FUND

SCHEDULE OF INVESTMENTS -- APRIL 30, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
INVESTMENTS - 99.8%
Portfolios of the Frank Russell
   Investment Company Series
   Mutual Fund - Class S Shares

Bonds - 40.2%
Diversified Bond Fund                              24,818,531         588,696
Multistrategy Bond Fund                            56,425,133         591,900
                                                                 ------------
                                                                    1,180,596
                                                                 ------------

Domestic Equities - 40.8%
Diversified Equity Fund                            11,141,530         462,039
Quantitative Equity Fund                           12,808,827         461,886
Real Estate Securities Fund                         3,499,177         151,234
Special Growth Fund                                 2,639,189         125,150
                                                                 ------------
                                                                    1,200,309
                                                                 ------------

International Equities - 18.8%
Emerging Markets Fund                               5,929,992          86,993
International Securities Fund                       7,782,102         466,148
                                                                 ------------
                                                                      553,141
                                                                 ------------

TOTAL INVESTMENTS - 99.8%
(identified cost $2,657,328)                                        2,934,046

OTHER ASSETS AND LIABILITIES,
NET - 0.2%                                                              7,149
                                                                 ------------

NET ASSETS - 100.0%                                                 2,941,195
                                                                 ============

                                                         % OF
                                                          NET
               PORTFOLIO SUMMARY                        ASSETS
-------------------------------------------------------------------
Bonds                                                          40.2
Domestic Equities                                              40.8
International Equities                                         18.8
                                                    ---------------
Total Investments                                              99.8
Other Assets and Liabilities, Net                               0.2
                                                    ---------------

Net Assets                                                    100.0
                                                    ===============

  See accompanying notes which are an integral part of the financial statements.

                                        LifePoints(R) Balanced Strategy Fund  11

FRANK RUSSELL INVESTMENT COMPANY
LIFEPOINTS(R) MODERATE STRATEGY FUND

SHAREHOLDER EXPENSE EXAMPLE -- APRIL 30, 2005 (UNAUDITED)

--------------------------------------------------------------------------------

FUND EXPENSES

THE FOLLOWING DISCLOSURE PROVIDES IMPORTANT INFORMATION REGARDING EACH FUND'S EXPENSE EXAMPLE, WHICH APPEARS ON EACH FUND'S INDIVIDUAL PAGE IN THIS SEMIANNUAL REPORT. PLEASE REFER TO THIS INFORMATION WHEN REVIEWING THE EXPENSE EXAMPLE FOR A FUND.

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including advisory and administrative fees; distribution and/or service (12b-1) fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from November 1, 2004 to April 30, 2005.

ACTUAL EXPENSES

The information in the table under the heading "Actual Performance" provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table under the heading "Hypothetical Performance (5% return before expenses)" provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading "Hypothetical Performance (5% return before expenses)" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                  HYPOTHETICAL
                                                  PERFORMANCE
                                  ACTUAL           (5% RETURN
CLASS A                        PERFORMANCE      BEFORE EXPENSES)
-------                       --------------    ----------------
Beginning Account Value
November 1, 2004              $     1,000.00      $     1,000.00
Ending Account Value
April 30, 2005                $       962.00      $     1,023.76
Expenses Paid During
Period*                       $         1.22      $         1.25

* Expenses are equal to the Fund's annualized expense ratio of 0.25%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Includes amounts waived and/or reimbursed by the investment adviser. Without the waiver and/or reimbursement, expenses would have been higher.

                                                  HYPOTHETICAL
                                                  PERFORMANCE
                                  ACTUAL           (5% RETURN
CLASS C                        PERFORMANCE      BEFORE EXPENSES)
-------                       --------------    ----------------
Beginning Account Value
November 1, 2004              $     1,000.00      $     1,000.00
Ending Account Value
April 30, 2005                $     1,017.90      $     1,020.04
Expenses Paid During
Period*                       $         5.00      $         5.01

* Expenses are equal to the Fund's annualized expense ratio of 1.00%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Includes amounts waived and/or reimbursed by the investment adviser. Without the waiver and/or reimbursement, expenses would have been higher.

                                                  HYPOTHETICAL
                                                  PERFORMANCE
                                  ACTUAL           (5% RETURN
CLASS D                        PERFORMANCE      BEFORE EXPENSES)
-------                       --------------    ----------------
Beginning Account Value
November 1, 2004              $     1,000.00      $     1,000.00
Ending Account Value
April 30, 2005                $     1,021.20      $     1,022.52
Expenses Paid During
Period*                       $         2.51      $         2.51

* Expenses are equal to the Fund's annualized expense ratio of 0.50%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Includes amounts waived and/or reimbursed by the investment adviser. Without the waiver and/or reimbursement, expenses would have been higher.

                                                  HYPOTHETICAL
                                                  PERFORMANCE
                                  ACTUAL           (5% RETURN
CLASS E                        PERFORMANCE      BEFORE EXPENSES)
-------                       --------------    ----------------
Beginning Account Value
November 1, 2004              $     1,000.00      $     1,000.00
Ending Account Value
April 30, 2005                $     1,021.50      $     1,023.76
Expenses Paid During
Period*                       $         1.25      $         1.25

* Expenses are equal to the Fund's annualized expense ratio of 0.25%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Includes amounts waived and/or reimbursed by the investment adviser. Without the waiver and/or reimbursement, expenses would have been higher.

 12  LifePoints(R) Moderate Strategy Fund

FRANK RUSSELL INVESTMENT COMPANY
LIFEPOINTS(R) MODERATE STRATEGY FUND

SHAREHOLDER EXPENSE EXAMPLE, CONTINUED -- APRIL 30, 2005 (UNAUDITED)

--------------------------------------------------------------------------------

                                                  HYPOTHETICAL
                                                  PERFORMANCE
                                  ACTUAL           (5% RETURN
CLASS S                        PERFORMANCE      BEFORE EXPENSES)
-------                       --------------    ----------------
Beginning Account Value
November 1, 2004              $     1,000.00      $     1,000.00
Ending Account Value
April 30, 2005                $     1,023.60      $     1,025.00
Expenses Paid During
Period*                       $         0.00      $         0.00

* Expenses are equal to the Fund's annualized expense ratio of 0.00%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Includes amounts waived and/or reimbursed by the investment adviser. Without the waiver and/or reimbursement, expenses would have been higher.

                                        LifePoints(R) Moderate Strategy Fund  13

FRANK RUSSELL INVESTMENT COMPANY
LIFEPOINTS(R) MODERATE STRATEGY FUND

SCHEDULE OF INVESTMENTS -- APRIL 30, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
INVESTMENTS - 99.8%
Portfolios of the Frank Russell
   Investment Company Series
   Mutual Fund - Class S Shares

Bonds - 60.1%
Diversified Bond Fund                               8,876,071         210,540
Short Duration Bond Fund                           13,557,256         255,419
                                                                 ------------
                                                                      465,959
                                                                 ------------

Domestic Equities - 28.9%
Diversified Equity Fund                             2,016,103          83,608
Quantitative Equity Fund                            2,311,122          83,339
Real Estate Securities Fund                           741,067          32,029
Special Growth Fund                                   520,403          24,678
                                                                 ------------
                                                                      223,654
                                                                 ------------

International Equities - 10.8%
International Securities Fund                       1,402,376          84,002
                                                                 ------------

TOTAL INVESTMENTS - 99.8%
(identified cost $720,578)                                            773,615

OTHER ASSETS AND LIABILITIES,
NET - 0.2%                                                              1,546
                                                                 ------------

NET ASSETS - 100.0%                                                   775,161
                                                                 ============

                                                         % OF
                                                          NET
               PORTFOLIO SUMMARY                        ASSETS
-------------------------------------------------------------------
Bonds                                                          60.1
Domestic Equities                                              28.9
International Equities                                         10.8
                                                    ---------------
Total Investments                                              99.8
Other Assets and Liabilities, Net                               0.2
                                                    ---------------

Net Assets                                                    100.0
                                                    ===============

See accompanying notes which are an integral part of the financial statements.

 14  LifePoints(R) Moderate Strategy Fund

FRANK RUSSELL INVESTMENT COMPANY
LIFEPOINTS(R) CONSERVATIVE STRATEGY FUND

SHAREHOLDER EXPENSE EXAMPLE -- APRIL 30, 2005 (UNAUDITED)

--------------------------------------------------------------------------------

FUND EXPENSES

THE FOLLOWING DISCLOSURE PROVIDES IMPORTANT INFORMATION REGARDING EACH FUND'S EXPENSE EXAMPLE, WHICH APPEARS ON EACH FUND'S INDIVIDUAL PAGE IN THIS SEMIANNUAL REPORT. PLEASE REFER TO THIS INFORMATION WHEN REVIEWING THE EXPENSE EXAMPLE FOR A FUND.

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including advisory and administrative fees; distribution and/or service (12b-1) fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from November 1, 2004 to April 30, 2005.

ACTUAL EXPENSES

The information in the table under the heading "Actual Performance" provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table under the heading "Hypothetical Performance (5% return before expenses)" provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading "Hypothetical Performance (5% return before expenses)" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                  HYPOTHETICAL
                                                  PERFORMANCE
                                  ACTUAL           (5% RETURN
CLASS A                        PERFORMANCE      BEFORE EXPENSES)
-------                       --------------    ----------------
Beginning Account Value
November 1, 2004              $     1,000.00      $     1,000.00
Ending Account Value
April 30, 2005                $       952.70      $     1,023.76
Expenses Paid During
Period*                       $         1.21      $         1.25

* Expenses are equal to the Fund's annualized expense ratio of 0.25%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Includes amounts waived and/or reimbursed by the investment adviser. Without the waiver and/or reimbursement, expenses would have been higher.

                                                  HYPOTHETICAL
                                                  PERFORMANCE
                                  ACTUAL           (5% RETURN
CLASS C                        PERFORMANCE      BEFORE EXPENSES)
-------                       --------------    ----------------
Beginning Account Value
November 1, 2004              $     1,000.00      $     1,000.00
Ending Account Value
April 30, 2005                $     1,007.00      $     1,020.04
Expenses Paid During
Period*                       $         4.98      $         5.01

* Expenses are equal to the Fund's annualized expense ratio of 1.00%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Includes amounts waived and/or reimbursed by the investment adviser. Without the waiver and/or reimbursement, expenses would have been higher.

                                                  HYPOTHETICAL
                                                  PERFORMANCE
                                  ACTUAL           (5% RETURN
CLASS D                        PERFORMANCE      BEFORE EXPENSES)
-------                       --------------    ----------------
Beginning Account Value
November 1, 2004              $     1,000.00      $     1,000.00
Ending Account Value
April 30, 2005                $     1,010.30      $     1,022.52
Expenses Paid During
Period*                       $         2.49      $         2.51

* Expenses are equal to the Fund's annualized expense ratio of 0.50%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Includes amounts waived and/or reimbursed by the investment adviser. Without the waiver and/or reimbursement, expenses would have been higher.

                                                  HYPOTHETICAL
                                                  PERFORMANCE
                                  ACTUAL           (5% RETURN
CLASS E                        PERFORMANCE      BEFORE EXPENSES)
-------                       --------------    ----------------
Beginning Account Value
November 1, 2004              $     1,000.00      $     1,000.00
Ending Account Value
April 30, 2005                $     1,010.60      $     1,023.76
Expenses Paid During
Period*                       $         1.25      $         1.25

* Expenses are equal to the Fund's annualized expense ratio of 0.25%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Includes amounts waived and/or reimbursed by the investment adviser. Without the waiver and/or reimbursement, expenses would have been higher.

                                    LifePoints(R) Conservative Strategy Fund  15

FRANK RUSSELL INVESTMENT COMPANY
LIFEPOINTS(R) CONSERVATIVE STRATEGY FUND

SHAREHOLDER EXPENSE EXAMPLE, CONTINUED -- APRIL 30, 2005 (UNAUDITED)

--------------------------------------------------------------------------------

                                                  HYPOTHETICAL
                                                  PERFORMANCE
                                  ACTUAL           (5% RETURN
CLASS S                        PERFORMANCE      BEFORE EXPENSES)
-------                       --------------    ----------------
Beginning Account Value
November 1, 2004              $     1,000.00      $     1,000.00
Ending Account Value
April 30, 2005                $     1,011.90      $     1,025.00
Expenses Paid During
Period*                       $         0.00      $         0.00

* Expenses are equal to the Fund's annualized expense ratio of 0.00%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Includes amounts waived and/or reimbursed by the investment adviser. Without the waiver and/or reimbursement, expenses would have been higher.

 16  LifePoints(R) Conservative Strategy Fund

FRANK RUSSELL INVESTMENT COMPANY
LIFEPOINTS(R) CONSERVATIVE STRATEGY FUND

SCHEDULE OF INVESTMENTS -- APRIL 30, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
INVESTMENTS - 99.8%
Portfolios of the Frank Russell
   Investment Company Series
   Mutual Fund - Class S Shares

Bonds - 79.7%
Diversified Bond Fund                               4,649,878         110,295
Short Duration Bond Fund                           15,398,096         290,100
                                                                 ------------
                                                                      400,395
                                                                 ------------

Domestic Equities - 17.1%
Diversified Equity Fund                               843,962          34,999
Quantitative Equity Fund                              971,232          35,023
Real Estate Securities Fund                           356,491          15,408
                                                                 ------------
                                                                       85,430
                                                                 ------------

International Equities - 3.0%
International Securities Fund                         253,646          15,193
                                                                 ------------

TOTAL INVESTMENTS - 99.8%
(identified cost $477,641)                                            501,018

OTHER ASSETS AND LIABILITIES,
NET - 0.2%                                                              1,201
                                                                 ------------

NET ASSETS - 100.0%                                                   502,219
                                                                 ============

                                                         % OF
                                                          NET
               PORTFOLIO SUMMARY                        ASSETS
-------------------------------------------------------------------
Bonds                                                          79.7
Domestic Equities                                              17.1
International Equities                                          3.0
                                                    ---------------
Total Investments                                              99.8
Other Assets and Liabilities, Net                               0.2
                                                    ---------------

Net Assets                                                    100.0
                                                    ===============

  See accompanying notes which are an integral part of the financial statements.

                                    LifePoints(R) Conservative Strategy Fund  17

FRANK RUSSELL INVESTMENT COMPANY
LIFEPOINTS(R) 2010 STRATEGY FUND

SHAREHOLDER EXPENSE EXAMPLE -- APRIL 30, 2005 (UNAUDITED)

--------------------------------------------------------------------------------

FUND EXPENSES

THE FOLLOWING DISCLOSURE PROVIDES IMPORTANT INFORMATION REGARDING EACH FUND'S EXPENSE EXAMPLE, WHICH APPEARS ON EACH FUND'S INDIVIDUAL PAGE IN THIS SEMIANNUAL REPORT. PLEASE REFER TO THIS INFORMATION WHEN REVIEWING THE EXPENSE EXAMPLE FOR A FUND.

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including advisory and administrative fees; distribution and/or service (12b-1) fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from January 1, 2005 to April 30, 2005.

ACTUAL EXPENSES

The information in the table under the heading "Actual Performance" provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table under the heading "Hypothetical Performance (5% return before expenses)" provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading "Hypothetical Performance (5% return before expenses)" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                  HYPOTHETICAL
                                                  PERFORMANCE
                                  ACTUAL           (5% RETURN
CLASS D                        PERFORMANCE      BEFORE EXPENSES)
-------                       --------------    ----------------
Beginning Account Value
January 1, 2005               $     1,000.00      $     1,000.00
Ending Account Value
April 30, 2005                $       983.30      $     1,014.96
Expenses Paid During
Period*                       $         1.60      $         1.62

* Expenses are equal to the Fund's annualized expense ratio of 0.49%, multiplied by the average account value over the period, multiplied by 120/365 (to reflect the period since inception). Includes amounts waived and/or reimbursed by the investment adviser. Without the waiver and/or reimbursement, expenses would have been higher.

                                                  HYPOTHETICAL
                                                  PERFORMANCE
                                  ACTUAL           (5% RETURN
CLASS E                        PERFORMANCE      BEFORE EXPENSES)
-------                       --------------    ----------------
Beginning Account Value
January 1, 2005               $     1,000.00      $     1,000.00
Ending Account Value
April 30, 2005                $       983.90      $     1,015.75
Expenses Paid During
Period*                       $         0.82      $         0.83

* Expenses are equal to the Fund's annualized expense ratio of 0.25%, multiplied by the average account value over the period, multiplied by 120/365 (to reflect the period since inception). Includes amounts waived and/or reimbursed by the investment adviser. Without the waiver and/or reimbursement, expenses would have been higher.

                                                  HYPOTHETICAL
                                                  PERFORMANCE
                                  ACTUAL           (5% RETURN
CLASS S                        PERFORMANCE      BEFORE EXPENSES)
-------                       --------------    ----------------
Beginning Account Value
January 1, 2005               $     1,000.00      $     1,000.00
Ending Account Value
April 30, 2005                $       984.50      $     1,016.57
Expenses Paid During
Period*                       $         0.00      $         0.00

* Expenses are equal to the Fund's annualized expense ratio of 0.00%, multiplied by the average account value over the period, multiplied by 120/365 (to reflect the period since inception). Includes amounts waived and/or reimbursed by the investment adviser. Without the waiver and/or reimbursement, expenses would have been higher.

 18  LifePoints(R) 2010 Strategy Fund

FRANK RUSSELL INVESTMENT COMPANY
LIFEPOINTS(R) 2010 STRATEGY FUND

SCHEDULE OF INVESTMENTS -- APRIL 30, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
INVESTMENTS - 100.0%
Portfolios of the Frank Russell
   Investment Company Series
   Mutual Fund - Class S Shares

Bonds - 56.1%
Diversified Bond Fund                                  32,133             762
Multistrategy Bond Fund                                14,403             151
Short Duration Bond Fund                               39,469             744
                                                                 ------------
                                                                        1,657
                                                                 ------------

Domestic Equities - 31.1%
Diversified Equity Fund                                 8,528             354
Quantitative Equity Fund                                9,735             351
Real Estate Securities Fund                             2,881             125
Special Growth Fund                                     1,875              89
                                                                 ------------
                                                                          919
                                                                 ------------

International Equities - 12.8%
Emerging Markets Fund                                   1,501              22
International Securities Fund                           5,937             355
                                                                 ------------
                                                                          377
                                                                 ------------

TOTAL INVESTMENTS - 100.0%
(identified cost $3,012)                                                2,953

OTHER ASSETS AND LIABILITIES,
NET - (0.0%)                                                               (1)
                                                                 ------------

NET ASSETS - 100.0%                                                     2,952
                                                                 ============

                                                         % OF
                                                          NET
               PORTFOLIO SUMMARY                        ASSETS
-------------------------------------------------------------------
Bonds                                                          56.1
Domestic Equities                                              31.1
International Equities                                         12.8
                                                    ---------------
Total Investments                                             100.0
Other Assets and Liabilities, Net                                --*
                                                    ---------------

Net Assets                                                    100.0
                                                    ===============

*  Less than .05%.

  See accompanying notes which are an integral part of the financial statements.

                                            LifePoints(R) 2010 Strategy Fund  19

FRANK RUSSELL INVESTMENT COMPANY
LIFEPOINTS(R) 2020 STRATEGY FUND

SHAREHOLDER EXPENSE EXAMPLE -- APRIL 30, 2005 (UNAUDITED)

--------------------------------------------------------------------------------

FUND EXPENSES

THE FOLLOWING DISCLOSURE PROVIDES IMPORTANT INFORMATION REGARDING EACH FUND'S EXPENSE EXAMPLE, WHICH APPEARS ON EACH FUND'S INDIVIDUAL PAGE IN THIS SEMIANNUAL REPORT. PLEASE REFER TO THIS INFORMATION WHEN REVIEWING THE EXPENSE EXAMPLE FOR A FUND.

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including advisory and administrative fees; distribution and/or service (12b-1) fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from January 1, 2005 to April 30, 2005.

ACTUAL EXPENSES

The information in the table under the heading "Actual Performance" provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table under the heading "Hypothetical Performance (5% return before expenses)" provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading "Hypothetical Performance (5% return before expenses)" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                  HYPOTHETICAL
                                                  PERFORMANCE
                                  ACTUAL           (5% RETURN
CLASS D                        PERFORMANCE      BEFORE EXPENSES)
-------                       --------------    ----------------
Beginning Account Value
January 1, 2005               $     1,000.00      $     1,000.00
Ending Account Value
April 30, 2005                $       979.80      $     1,014.96
Expenses Paid During
Period*                       $         1.59      $         1.62

* Expenses are equal to the Fund's annualized expense ratio of 0.49%, multiplied by the average account value over the period, multiplied by 120/365 (to reflect the period since inception). Includes amounts waived and/or reimbursed by the investment adviser. Without the waiver and/or reimbursement, expenses would have been higher.

                                                  HYPOTHETICAL
                                                  PERFORMANCE
                                  ACTUAL           (5% RETURN
CLASS E                        PERFORMANCE      BEFORE EXPENSES)
-------                       --------------    ----------------
Beginning Account Value
January 1, 2005               $     1,000.00      $     1,000.00
Ending Account Value
April 30, 2005                $       980.40      $     1,015.75
Expenses Paid During
Period*                       $         0.81      $         0.83

* Expenses are equal to the Fund's annualized expense ratio of 0.25%, multiplied by the average account value over the period, multiplied by 120/365 (to reflect the period since inception). Includes amounts waived and/or reimbursed by the investment adviser. Without the waiver and/or reimbursement, expenses would have been higher.

                                                  HYPOTHETICAL
                                                  PERFORMANCE
                                  ACTUAL           (5% RETURN
CLASS S                        PERFORMANCE      BEFORE EXPENSES)
-------                       --------------    ----------------
Beginning Account Value
January 1, 2005               $     1,000.00      $     1,000.00
Ending Account Value
April 30, 2005                $       981.00      $     1,016.57
Expenses Paid During
Period*                       $         0.00      $         0.00

* Expenses are equal to the Fund's annualized expense ratio of 0.00%, multiplied by the average account value over the period, multiplied by 120/365 (to reflect the period since inception). Includes amounts waived and/or reimbursed by the investment adviser. Without the waiver and/or reimbursement, expenses would have been higher.

 20  LifePoints(R) 2020 Strategy Fund

FRANK RUSSELL INVESTMENT COMPANY
LIFEPOINTS(R) 2020 STRATEGY FUND

SCHEDULE OF INVESTMENTS -- APRIL 30, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
INVESTMENTS - 100.0%
Portfolios of the Frank Russell
   Investment Company Series
   Mutual Fund - Class S Shares

Bonds - 46.1%
Diversified Bond Fund                                  27,680             657
Multistrategy Bond Fund                                43,210             453
Short Duration Bond Fund                               13,157             248
                                                                 ------------
                                                                        1,358
                                                                 ------------

Domestic Equities - 37.1%
Diversified Equity Fund                                10,269             426
Quantitative Equity Fund                               11,723             423
Real Estate Securities Fund                             3,220             139
Special Growth Fund                                     2,164             103
                                                                 ------------
                                                                        1,091
                                                                 ------------

International Equities - 16.8%
Emerging Markets Fund                                   4,505              66
International Securities Fund                           7,150             428
                                                                 ------------
                                                                          494
                                                                 ------------

TOTAL INVESTMENTS - 100.0%
(identified cost $3,011)                                                2,943

OTHER ASSETS AND LIABILITIES,
NET - (0.0%)                                                               (1)
                                                                 ------------

NET ASSETS - 100.0%                                                     2,942
                                                                 ============

                                                         % OF
                                                          NET
               PORTFOLIO SUMMARY                        ASSETS
-------------------------------------------------------------------
Bonds                                                          46.1
Domestic Equities                                              37.1
International Equities                                         16.8
                                                    ---------------
Total Investments                                             100.0
Other Assets and Liabilities, Net                                --*
                                                    ---------------

Net Assets                                                    100.0
                                                    ===============

*  Less than .05%.

  See accompanying notes which are an integral part of the financial statements.

                                            LifePoints(R) 2020 Strategy Fund  21

FRANK RUSSELL INVESTMENT COMPANY
LIFEPOINTS(R) 2030 STRATEGY FUND

SHAREHOLDER EXPENSE EXAMPLE -- APRIL 30, 2005 (UNAUDITED)

--------------------------------------------------------------------------------

FUND EXPENSES

THE FOLLOWING DISCLOSURE PROVIDES IMPORTANT INFORMATION REGARDING EACH FUND'S EXPENSE EXAMPLE, WHICH APPEARS ON EACH FUND'S INDIVIDUAL PAGE IN THIS SEMIANNUAL REPORT. PLEASE REFER TO THIS INFORMATION WHEN REVIEWING THE EXPENSE EXAMPLE FOR A FUND.

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including advisory and administrative fees; distribution and/or service (12b-1) fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from January 1, 2005 to April 30, 2005.

ACTUAL EXPENSES

The information in the table under the heading "Actual Performance" provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table under the heading "Hypothetical Performance (5% return before expenses)" provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading "Hypothetical Performance (5% return before expenses)" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                  HYPOTHETICAL
                                                  PERFORMANCE
                                  ACTUAL           (5% RETURN
CLASS D                        PERFORMANCE      BEFORE EXPENSES)
-------                       --------------    ----------------
Beginning Account Value
January 1, 2005               $     1,000.00      $     1,000.00
Ending Account Value
April 30, 2005                $       976.30      $     1,014.96
Expenses Paid During
Period*                       $         1.59      $         1.62

* Expenses are equal to the Fund's annualized expense ratio of 0.49%, multiplied by the average account value over the period, multiplied by 120/365 (to reflect the period since inception). Includes amounts waived and/or reimbursed by the investment adviser. Without the waiver and/or reimbursement, expenses would have been higher.

                                                  HYPOTHETICAL
                                                  PERFORMANCE
                                  ACTUAL           (5% RETURN
CLASS E                        PERFORMANCE      BEFORE EXPENSES)
-------                       --------------    ----------------
Beginning Account Value
January 1, 2005               $     1,000.00      $     1,000.00
Ending Account Value
April 30, 2005                $       976.90      $     1,015.75
Expenses Paid During
Period*                       $         0.81      $         0.83

* Expenses are equal to the Fund's annualized expense ratio of 0.25%, multiplied by the average account value over the period, multiplied by 120/365 (to reflect the period since inception). Includes amounts waived and/or reimbursed by the investment adviser. Without the waiver and/or reimbursement, expenses would have been higher.

                                                  HYPOTHETICAL
                                                  PERFORMANCE
                                  ACTUAL           (5% RETURN
CLASS S                        PERFORMANCE      BEFORE EXPENSES)
-------                       --------------    ----------------
Beginning Account Value
January 1, 2005               $     1,000.00      $     1,000.00
Ending Account Value
April 30, 2005                $       977.50      $     1,016.57
Expenses Paid During
Period*                       $         0.00      $         0.00

* Expenses are equal to the Fund's annualized expense ratio of 0.00%, multiplied by the average account value over the period, multiplied by 120/365 (to reflect the period since inception). Includes amounts waived and/or reimbursed by the investment adviser. Without the waiver and/or reimbursement, expenses would have been higher.

 22  LifePoints(R) 2030 Strategy Fund

FRANK RUSSELL INVESTMENT COMPANY
LIFEPOINTS(R) 2030 STRATEGY FUND

SCHEDULE OF INVESTMENTS -- APRIL 30, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
INVESTMENTS - 100.0%
Portfolios of the Frank Russell
   Investment Company Series
   Mutual Fund - Class S Shares

Bonds - 37.0%
Diversified Bond Fund                                  20,362             483
Multistrategy Bond Fund                                57,614             604
                                                                 ------------
                                                                        1,087
                                                                 ------------

Domestic Equities - 43.3%
Diversified Equity Fund                                12,115             503
Quantitative Equity Fund                               13,830             499
Real Estate Securities Fund                             3,525             152
Special Growth Fund                                     2,423             115
                                                                 ------------
                                                                        1,269
                                                                 ------------

International Equities - 19.7%
Emerging Markets Fund                                   6,409              94
International Securities Fund                           8,048             482
                                                                 ------------
                                                                          576
                                                                 ------------

TOTAL INVESTMENTS - 100.0%
(identified cost $3,009)                                                2,932

OTHER ASSETS AND LIABILITIES,
NET - (0.0%)                                                               (1)
                                                                 ------------

NET ASSETS - 100.0%                                                     2,931
                                                                 ============

                                                         % OF
                                                          NET
               PORTFOLIO SUMMARY                        ASSETS
-------------------------------------------------------------------
Bonds                                                          37.0
Domestic Equities                                              43.3
International Equities                                         19.7
                                                    ---------------
Total Investments                                             100.0
Other Assets and Liabilities, Net                                --*
                                                    ---------------

Net Assets                                                    100.0
                                                    ===============

*  Less than .05%.

  See accompanying notes which are an integral part of the financial statements.

                                            LifePoints(R) 2030 Strategy Fund  23

FRANK RUSSELL INVESTMENT COMPANY
LIFEPOINTS(R) 2040 STRATEGY FUND

SHAREHOLDER EXPENSE EXAMPLE -- APRIL 30, 2005 (UNAUDITED)

--------------------------------------------------------------------------------

FUND EXPENSES

THE FOLLOWING DISCLOSURE PROVIDES IMPORTANT INFORMATION REGARDING EACH FUND'S EXPENSE EXAMPLE, WHICH APPEARS ON EACH FUND'S INDIVIDUAL PAGE IN THIS SEMIANNUAL REPORT. PLEASE REFER TO THIS INFORMATION WHEN REVIEWING THE EXPENSE EXAMPLE FOR A FUND.

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including advisory and administrative fees; distribution and/or service (12b-1) fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from January 1, 2005 to April 30, 2005.

ACTUAL EXPENSES

The information in the table under the heading "Actual Performance" provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table under the heading "Hypothetical Performance (5% return before expenses)" provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading "Hypothetical Performance (5% return before expenses)" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                  HYPOTHETICAL
                                                  PERFORMANCE
                                  ACTUAL           (5% RETURN
CLASS D                        PERFORMANCE      BEFORE EXPENSES)
-------                       --------------    ----------------
Beginning Account Value
January 1, 2005               $     1,000.00      $     1,000.00
Ending Account Value
April 30, 2005                $       972.70      $     1,014.96
Expenses Paid During
Period*                       $         1.59      $         1.62

* Expenses are equal to the Fund's annualized expense ratio of 0.49%, multiplied by the average account value over the period, multiplied by 120/365 (to reflect the period since inception). Includes amounts waived and/or reimbursed by the investment adviser. Without the waiver and/or reimbursement, expenses would have been higher.

                                                  HYPOTHETICAL
                                                  PERFORMANCE
                                  ACTUAL           (5% RETURN
CLASS E                        PERFORMANCE      BEFORE EXPENSES)
-------                       --------------    ----------------
Beginning Account Value
January 1, 2005               $     1,000.00      $     1,000.00
Ending Account Value
April 30, 2005                $       973.30      $     1,015.75
Expenses Paid During
Period*                       $         0.81      $         0.83

* Expenses are equal to the Fund's annualized expense ratio of 0.25%, multiplied by the average account value over the period, multiplied by 120/365 (to reflect the period since inception). Includes amounts waived and/or reimbursed by the investment adviser. Without the waiver and/or reimbursement, expenses would have been higher.

                                                  HYPOTHETICAL
                                                  PERFORMANCE
                                  ACTUAL           (5% RETURN
CLASS S                        PERFORMANCE      BEFORE EXPENSES)
-------                       --------------    ----------------
Beginning Account Value
January 1, 2005               $     1,000.00      $     1,000.00
Ending Account Value
April 30, 2005                $       973.90      $     1,016.57
Expenses Paid During
Period*                       $         0.00      $         0.00

* Expenses are equal to the Fund's annualized expense ratio of 0.00%, multiplied by the average account value over the period, multiplied by 120/365 (to reflect the period since inception). Includes amounts waived and/or reimbursed by the investment adviser. Without the waiver and/or reimbursement, expenses would have been higher.

 24  LifePoints(R) 2040 Strategy Fund

FRANK RUSSELL INVESTMENT COMPANY
LIFEPOINTS(R) 2040 STRATEGY FUND

SCHEDULE OF INVESTMENTS -- APRIL 30, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
INVESTMENTS - 100.0%
Portfolios of the Frank Russell
   Investment Company Series
   Mutual Fund - Class S Shares

Bonds - 29.0%
Diversified Bond Fund                                  10,180             242
Multistrategy Bond Fund                                57,611             604
                                                                 ------------
                                                                          846
                                                                 ------------

Domestic Equities - 49.7%
Diversified Equity Fund                                14,065             583
Quantitative Equity Fund                               16,055             579
Real Estate Securities Fund                             3,796             164
Special Growth Fund                                     2,654             126
                                                                 ------------
                                                                        1,452
                                                                 ------------

International Equities - 21.3%
Emerging Markets Fund                                   7,210             106
International Securities Fund                           8,630             517
                                                                 ------------
                                                                          623
                                                                 ------------

TOTAL INVESTMENTS - 100.0%
(identified cost $3,007)                                                2,921

OTHER ASSETS AND LIABILITIES,
NET - (0.0%)                                                               (1)
                                                                 ------------

NET ASSETS - 100.0%                                                     2,920
                                                                 ============

                                                         % OF
                                                          NET
               PORTFOLIO SUMMARY                        ASSETS
-------------------------------------------------------------------
Bonds                                                          29.0
Domestic Equities                                              49.7
International Equities                                         21.3
                                                    ---------------
Total Investments                                             100.0
Other Assets and Liabilities, Net                                --*
                                                    ---------------

Net Assets                                                    100.0
                                                    ===============

*  Less than .05%.

  See accompanying notes which are an integral part of the financial statements.

                                            LifePoints(R) 2040 Strategy Fund  25

FRANK RUSSELL INVESTMENT COMPANY
LIFEPOINTS(R) FUNDS

STATEMENT OF ASSETS AND LIABILITIES -- APRIL 30, 2005 (UNAUDITED)

                                      EQUITY AGGRESSIVE    AGGRESSIVE STRATEGY    BALANCED STRATEGY     MODERATE STRATEGY
AMOUNTS IN THOUSANDS                    STRATEGY FUND             FUND                  FUND                  FUND
--------------------------------------------------------------------------------------------------------------------------
ASSETS
Investments, at identified cost       $         751,217     $       1,731,802     $       2,657,328    $           720,578
--------------------------------------------------------------------------------------------------------------------------
Investments, at market                          864,386             1,899,426             2,934,046                773,615
Receivables:
      Fund shares sold                            3,270                 7,250                13,119                  3,247
                                      -----------------     -----------------     -----------------    -------------------
Total assets                                    867,656             1,906,676             2,947,165                776,862
                                      -----------------     -----------------     -----------------    -------------------

LIABILITIES
Payables:
      Investments purchased                       1,180                 1,887                 2,722                    551
      Fund shares redeemed                          858                 1,304                 2,103                    854
      Accrued fees to affiliates                    351                   729                 1,145                    296
                                      -----------------     -----------------     -----------------    -------------------
Total liabilities                                 2,389                 3,920                 5,970                  1,701
                                      -----------------     -----------------     -----------------    -------------------

NET ASSETS                            $         865,267     $       1,902,756     $       2,941,195    $           775,161
                                      =================     =================     =================    ===================
Net Assets Consist of:
Undistributed (overdistributed)
   net investment income              $            (360)    $            (730)    $          (1,150)   $              (304)
Accumulated net realized gain
   (loss)                                       (48,648)              (18,353)              (39,369)                (5,684)
Unrealized appreciation
   (depreciation) on investments                113,169               167,624               276,718                 53,037
Shares of beneficial interest                       899                 1,854                 2,791                    733
Additional paid-in capital                      800,207             1,752,361             2,702,205                727,379
                                      -----------------     -----------------     -----------------    -------------------
NET ASSETS                            $         865,267     $       1,902,756     $       2,941,195    $           775,161
                                      =================     =================     =================    ===================

NET ASSET VALUE, offering and
   redemption price per share:
   Net asset value per share:
      Class A*                        $            9.81     $           10.26     $           10.54    $             10.56
   Maximum offering price per
      share (Net asset value plus
      sales charge of 5.75%):
      Class A                         $           10.41     $           10.89     $           11.18    $             11.20
      Class A -- Net assets           $      68,441,628     $     260,657,091     $     434,352,841    $        82,832,813
      Class A -- Shares
         outstanding ($.01 par
         value)                               6,975,239            25,403,982            41,225,956              7,840,334
   Net asset value per share:
      Class C*                        $            9.44     $           10.20     $           10.49    $             10.52
      Class C -- Net assets           $     236,387,317     $     472,867,728     $     792,373,357    $       163,868,937
      Class C -- Shares
         outstanding ($.01 par
         value)                              25,028,331            46,359,125            75,562,924             15,572,454
   Net asset value per share:
      Class D*                        $            9.66     $           10.29     $           10.55    $             10.60
      Class D -- Net assets           $     262,418,483     $     540,200,521     $     792,226,084    $       283,698,388
      Class D -- Shares
         outstanding ($.01 par
         value)                              27,177,543            52,500,539            75,058,947             26,776,578
   Net asset value per share:
      Class E*                        $            9.66     $           10.27     $           10.55    $             10.57
      Class E -- Net assets           $     175,958,560     $     345,571,517     $     458,037,056    $       141,997,766
      Class E -- Shares
         outstanding ($.01 par
         value)                              18,224,431            33,644,262            43,403,378             13,435,233
   Net asset value per share:
      Class S*                        $            9.77     $           10.32     $           10.60    $             10.60
      Class S -- Net assets           $     122,060,803     $     283,459,038     $     464,205,593    $       102,762,645
      Class S -- Shares
         outstanding ($.01 par
         value)                              12,495,960            27,468,530            43,804,347              9,698,354

* Net asset value per share equals class level net assets divided class level shares of beneficial interest outstanding.

See accompanying notes which are an integral part of the financial statements.

 26  Statement of Assets and Liabilities

    CONSERVATIVE STRATEGY    2010 STRATEGY     2020 STRATEGY     2030 STRATEGY     2040 STRATEGY
            FUND                  FUND              FUND              FUND              FUND
-------------------------------------------------------------------------------------------------
       $      477,641        $        3,012    $        3,011    $        3,009    $        3,007
-------------------------------------------------------------------------------------------------
              501,018                 2,953             2,943             2,932             2,921
                2,196                    --                --                --                --
       --------------        --------------    --------------    --------------    --------------
              503,214                 2,953             2,943             2,932             2,921
       --------------        --------------    --------------    --------------    --------------

                  437                    --                --                --                --
                  384                    --                --                --                --
                  174                     1                 1                 1                 1
       --------------        --------------    --------------    --------------    --------------
                  995                     1                 1                 1                 1
       --------------        --------------    --------------    --------------    --------------

       $      502,219        $        2,952    $        2,942    $        2,931    $        2,920
       ==============        ==============    ==============    ==============    ==============
       $         (173)       $           (1)   $           (1)   $           (1)   $           (1)
                 (924)                   --                --                --                --
               23,377                   (59)              (68)              (77)              (86)
                  473                     3                 3                 3                 3
              479,466                 3,009             3,008             3,006             3,004
       --------------        --------------    --------------    --------------    --------------
       $      502,219        $        2,952    $        2,942    $        2,931    $        2,920
       ==============        ==============    ==============    ==============    ==============

       $        10.61        $           --    $           --    $           --    $           --
       $        11.26        $           --    $           --    $           --    $           --
       $   33,275,114        $           --    $           --    $           --    $           --
            3,136,197                    --                --                --                --
       $        10.57        $           --    $           --    $           --    $           --
       $   85,098,148        $           --    $           --    $           --    $           --
            8,052,077                    --                --                --                --
       $        10.66        $         9.80    $         9.77    $         9.74    $         9.71
       $  153,451,432        $      983,218    $      979,850    $      976,277    $      972,565
           14,398,675               100,347           100,298           100,243           100,188
       $        10.62        $         9.80    $         9.77    $         9.74    $         9.71
       $  183,115,471        $      984,013    $      980,621    $      977,067    $      973,352
           17,234,773               100,407           100,357           100,304           100,249
       $        10.66        $         9.80    $         9.77    $         9.74    $         9.71
       $   47,279,142        $      984,808    $      981,413    $      977,857    $      974,138
            4,434,954               100,468           100,418           100,365           100,309

  See accompanying notes which are an integral part of the financial statements.

                                         Statement of Assets and Liabilities  27

FRANK RUSSELL INVESTMENT COMPANY
LIFEPOINTS(R) FUNDS

STATEMENT OF OPERATIONS -- FOR THE PERIOD ENDED APRIL 30, 2005 (UNAUDITED)

                                            EQUITY AGGRESSIVE    AGGRESSIVE STRATEGY    BALANCED STRATEGY     MODERATE STRATEGY
AMOUNTS IN THOUSANDS                          STRATEGY FUND             FUND                  FUND                  FUND
--------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
      Income distributions from
         Underlying Funds                   $           9,342     $          23,439     $          39,433    $             9,574
                                            -----------------     -----------------     -----------------    -------------------
EXPENSES
      Advisory fees                                       820                 1,758                 2,723                    739
      Administrative fees                                 190                   404                   630                    173
      Custodian fees                                       16                    17                    19                     16
      Distribution fees - Class A                          70                   262                   447                     88
      Distribution fees - Class C                         825                 1,632                 2,733                    593
      Distribution fees - Class D                         317                   638                   934                    338
      Transfer agent fees                                 419                   742                   843                    232
      Professional fees                                    24                    31                    42                     22
      Registration fees                                    36                    59                    78                     32
      Shareholder servicing fees - Class
         C                                                275                   544                   911                    198
      Shareholder servicing fees - Class
         D                                                317                   638                   934                    339
      Shareholder servicing fees - Class
         E                                                213                   418                   556                    170
      Trustees' fees                                        9                    19                    30                      8
      Printing fees                                         8                    14                    24                      6
      Offering costs                                       --                    --                    --                     --
      Miscellaneous                                         5                     8                    12                      4
                                            -----------------     -----------------     -----------------    -------------------
      Expenses before reductions                        3,544                 7,184                10,916                  2,958
      Expense reductions                               (1,527)               (3,052)               (4,400)                (1,233)
                                            -----------------     -----------------     -----------------    -------------------
Net Expenses                                            2,017                 4,132                 6,516                  1,725
                                            -----------------     -----------------     -----------------    -------------------
Net investment income (loss)                            7,325                19,307                32,917                  7,849
                                            -----------------     -----------------     -----------------    -------------------

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
      Investments                                          95                    (9)                  (41)                   757
      Capital gain distributions from
         Underlying Funds                               6,965                14,399                21,778                  4,587
                                            -----------------     -----------------     -----------------    -------------------
Net realized gain (loss)                                7,060                14,390                21,737                  5,344
                                            -----------------     -----------------     -----------------    -------------------
Net change in unrealized appreciation
   (depreciation) on investments                       21,251                29,565                28,263                    726
                                            -----------------     -----------------     -----------------    -------------------
Net realized and unrealized gain (loss)                28,311                43,955                50,000                  6,070
                                            -----------------     -----------------     -----------------    -------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                          $          35,636     $          63,262     $          82,917    $            13,919
                                            =================     =================     =================    ===================

* For the period January 1, 2005 (commencement of operations) to April 30, 2005.

See accompanying notes which are an integral part of the financial statements.

 28  Statement of Operations

           CONSERVATIVE STRATEGY     2010 STRATEGY       2020 STRATEGY       2030 STRATEGY        2040 STRATEGY
                   FUND                  FUND*               FUND*               FUND*                FUND*
------------------------------------------------------------------------------------------------------------------
             $           5,826     $              14   $              12   $              10   $                 9
             -----------------     -----------------   -----------------   -----------------   -------------------
                           486                     2                   2                   2                     2
                           115                     1                   1                   1                     1
                            16                     1                   1                   1                     1
                            35                    --                  --                  --                    --
                           296                    --                  --                  --                    --
                           188                     1                   1                   1                     1
                           152                    --                  --                  --                    --
                            21                     2                   1                   2                     1
                            25                     2                   2                   1                     2
                            99                    --                  --                  --                    --
                           188                     1                   1                   1                     1
                           232                     1                   1                   1                     1
                             6                    --                  --                  --                    --
                             5                     1                   1                   1                     1
                            --                    26                  26                  26                    27
                             3                    --                  --                  --                    --
             -----------------     -----------------   -----------------   -----------------   -------------------
                         1,867                    38                  37                  37                    38
                          (829)                  (35)                (35)                (35)                  (35)
             -----------------     -----------------   -----------------   -----------------   -------------------
                         1,038                     3                   2                   2                     3
             -----------------     -----------------   -----------------   -----------------   -------------------
                         4,788                    11                  10                   8                     6
             -----------------     -----------------   -----------------   -----------------   -------------------

                           267                    --                  --                  --                    --
                         1,699                    --                  --                  --                    --
             -----------------     -----------------   -----------------   -----------------   -------------------
                         1,966                    --                  --                  --                    --
             -----------------     -----------------   -----------------   -----------------   -------------------
                        (2,005)                  (59)                (68)                (77)                  (86)
             -----------------     -----------------   -----------------   -----------------   -------------------
                           (39)                  (59)                (68)                (77)                  (86)
             -----------------     -----------------   -----------------   -----------------   -------------------
             $           4,749     $             (48)  $             (58)  $             (69)  $               (80)
             =================     =================   =================   =================   ===================


See accompanying notes which are an integral part of the financial statements.
                                                     Statement of Operations  29

FRANK RUSSELL INVESTMENT COMPANY
LIFEPOINTS(R) FUNDS

STATEMENT OF CHANGES IN NET ASSETS

                                                                                       EQUITY AGGRESSIVE
                                                                                         STRATEGY FUND
                                                                          -------------------------------------------
                                                                              SIX MONTHS             FISCAL YEAR
                                                                                 ENDED                  ENDED
                                                                            APRIL 30, 2005           OCTOBER 31,
AMOUNTS IN THOUSANDS                                                          (UNAUDITED)                2004
---------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
      Net investment income (loss)                                        $             7,325    $              4,299
      Net realized gain (loss)                                                          7,060                  (6,186)
      Net change in unrealized appreciation (depreciation)                             21,251                  65,506
                                                                          -------------------    --------------------
Net increase (decrease) in net assets from operations                                  35,636                  63,619
                                                                          -------------------    --------------------

DISTRIBUTIONS
      From net investment income
         Class A                                                                         (550)                   (146)
         Class C                                                                       (1,602)                   (797)
         Class D                                                                       (2,336)                 (1,482)
         Class E                                                                       (1,791)                 (1,610)
         Class S                                                                       (1,406)                 (1,016)
      From net realized gain
         Class A                                                                           --                      --
         Class C                                                                           --                      --
         Class D                                                                           --                      --
         Class E                                                                           --                      --
         Class S                                                                           --                      --
                                                                          -------------------    --------------------
Net decrease in net assets from distributions                                          (7,685)                 (5,051)
                                                                          -------------------    --------------------

SHARE TRANSACTIONS
      Net increase (decrease) in net assets from share transactions                   112,915                 184,563
                                                                          -------------------    --------------------

TOTAL NET INCREASE (DECREASE) IN NET ASSETS                                           140,866                 243,131

NET ASSETS
      Beginning of period                                                             724,401                 481,270
                                                                          -------------------    --------------------

      End of period                                                       $           865,267    $            724,401
                                                                          ===================    ====================

      Undistributed (overdistributed) net investment income included
       in net assets                                                      $              (360)   $                 --

See accompanying notes which are an integral part of the financial statements.

 30  Statement of Changes in Net Assets

         AGGRESSIVE STRATEGY               BALANCED STRATEGY                MODERATE STRATEGY
                 FUND                             FUND                             FUND
    ------------------------------   ------------------------------   ------------------------------
      SIX MONTHS      FISCAL YEAR      SIX MONTHS      FISCAL YEAR      SIX MONTHS      FISCAL YEAR
        ENDED            ENDED           ENDED            ENDED           ENDED            ENDED
    APRIL 30, 2005    OCTOBER 31,    APRIL 30, 2005    OCTOBER 31,    APRIL 30, 2005    OCTOBER 31,
     (UNAUDITED)         2004         (UNAUDITED)         2004         (UNAUDITED)         2004
----------------------------------------------------------------------------------------------------

    $      19,307    $      14,808   $      32,917    $      35,837   $       7,849    $       9,164
           14,390           (1,926)         21,737           (2,021)          5,344            1,608
           29,565           99,616          28,263          138,025             726           24,258
    -------------    -------------   -------------    -------------   -------------    -------------
           63,262          112,498          82,917          171,841          13,919           35,030
    -------------    -------------   -------------    -------------   -------------    -------------

           (2,533)          (1,015)         (4,837)          (2,365)           (860)            (571)
           (3,883)          (2,834)         (7,316)          (7,408)         (1,332)          (1,516)
           (5,734)          (4,386)         (9,209)          (9,658)         (2,925)          (3,286)
           (4,194)          (3,904)         (6,078)          (8,770)         (1,647)          (2,034)
           (3,693)          (3,281)         (6,627)          (7,636)         (1,389)          (1,757)
               --               --            (830)             (75)           (172)             (54)
               --               --          (1,779)            (266)           (416)            (232)
               --               --          (1,814)            (277)           (707)            (379)
               --               --          (1,104)            (202)           (357)            (225)
               --               --          (1,097)            (179)           (281)            (175)
    -------------    -------------   -------------    -------------   -------------    -------------
          (20,037)         (15,420)        (40,691)         (36,836)        (10,086)          10,229
    -------------    -------------   -------------    -------------   -------------    -------------

          316,585          572,605         444,390          773,815          76,851          226,452
    -------------    -------------   -------------    -------------   -------------    -------------

          359,810          669,683         486,616          908,820          80,684          251,253

        1,542,946          873,263       2,454,579        1,545,759         694,477          443,224
    -------------    -------------   -------------    -------------   -------------    -------------

    $   1,902,756    $   1,542,946   $   2,941,195    $   2,454,579   $     775,161    $     694,477
    =============    =============   =============    =============   =============    =============

    $        (730)   $          --   $      (1,150)   $          --   $        (304)   $          --

         CONSERVATIVE STRATEGY
                  FUND
     ------------------------------
       SIX MONTHS      FISCAL YEAR
         ENDED            ENDED
     APRIL 30, 2005    OCTOBER 31,
      (UNAUDITED)         2004
---
     $       4,788    $       7,561
             1,966            1,507
            (2,005)           9,209
     -------------    -------------
             4,749           18,277
     -------------    -------------
              (326)            (239)
              (589)            (783)
            (1,483)          (2,034)
            (2,019)          (3,670)
              (544)            (835)
               (91)             (31)
              (275)            (222)
              (515)            (394)
              (646)            (742)
              (147)            (137)
     -------------    -------------
            (6,635)          (9,087)
     -------------    -------------
            30,248           76,427
     -------------    -------------
            28,362           85,617
           473,857          388,240
     -------------    -------------
     $     502,219    $     473,857
     =============    =============
     $        (173)   $          --

  See accompanying notes which are an integral part of the financial statements.

                                          Statement of Changes in Net Assets  31

FRANK RUSSELL INVESTMENT COMPANY
LIFEPOINTS(R) FUNDS

STATEMENT OF CHANGES IN NET ASSETS, CONTINUED

                                                                             2010 STRATEGY
AMOUNTS IN THOUSANDS                                                             FUND*
----------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
      Net investment income (loss)                                        $                 11
      Net realized gain (loss)                                                              --
      Net change in unrealized appreciation (depreciation)                                 (59)
                                                                          --------------------
Net increase (decrease) in net assets from operations                                      (48)
                                                                          --------------------

DISTRIBUTIONS
      From net investment income
         Class A                                                                            --
         Class C                                                                            --
         Class D                                                                            (3)
         Class E                                                                            (4)
         Class S                                                                            (5)
      From net realized gain
         Class A                                                                            --
         Class C                                                                            --
         Class D                                                                            --
         Class E                                                                            --
         Class S                                                                            --
                                                                          --------------------
Net decrease in net assets from distributions                                              (12)
                                                                          --------------------

SHARE TRANSACTIONS
      Net increase (decrease) in net assets from share transactions                      3,012
                                                                          --------------------

TOTAL NET INCREASE (DECREASE) IN NET ASSETS                                              2,952

NET ASSETS
      Beginning of period                                                                   --
                                                                          --------------------

      End of period                                                       $              2,952
                                                                          ====================

      Undistributed (overdistributed) net investment income included
       in net assets                                                      $                 (1)

* For the period January 1, 2005 (commencement of operations) to April 30, 2005 (Unaudited).

See accompanying notes which are an integral part of the financial statements.

 32  Statement of Changes in Net Assets

    2020 STRATEGY            2030 STRATEGY            2040 STRATEGY
        FUND*                    FUND*                    FUND*
-------------------------------------------------------------------

    $          10            $           8            $           6
               --                       --                       --
              (68)                     (77)                     (86)
    -------------            -------------            -------------
              (58)                     (69)                     (80)
    -------------            -------------            -------------

               --                       --                       --
               --                       --                       --
               (3)                      (2)                      (2)
               (4)                      (3)                      (2)
               (4)                      (4)                      (3)
               --                       --                       --
               --                       --                       --
               --                       --                       --
               --                       --                       --
               --                       --                       --
    -------------            -------------            -------------
              (11)                      (9)                      (7)
    -------------            -------------            -------------

            3,011                    3,009                    3,007
    -------------            -------------            -------------

            2,942                    2,931                    2,920

               --                       --                       --
    -------------            -------------            -------------

    $       2,942            $       2,931            $       2,920
    =============            =============            =============

    $          (1)           $          (1)           $          (1)

  See accompanying notes which are an integral part of the financial statements.

                                          Statement of Changes in Net Assets  33

FRANK RUSSELL INVESTMENT COMPANY
LIFEPOINTS(R) FUNDS

FINANCIAL HIGHLIGHTS -- FOR THE PERIODS ENDED

For a Share Outstanding Throughout Each Period.

                                                  $                    $                  $               $
                                           NET ASSET VALUE,           NET            NET REALIZED     TOTAL FROM
                                             BEGINNING OF         INVESTMENT        AND UNREALIZED    INVESTMENT
                                                PERIOD        INCOME (LOSS)(A)(B)    GAIN (LOSS)      OPERATIONS
-----------------------------------------------------------------------------------------------------------------
EQUITY AGGRESSIVE STRATEGY FUND
Class A
April 30, 2005 *                                  9.42                .09                  .41            .50
October 31, 2004                                  8.50                .06                  .95           1.01
October 31, 2003 (2)                              6.38                .02                 2.13           2.15
-----------------------------------------------------------------------------------------------------------------
Class C
April 30, 2005 *                                  9.07                .06                  .38            .44
October 31, 2004                                  8.23                .01                  .89            .90
October 31, 2003                                  6.60               (.01)                1.65           1.64
October 31, 2002                                  7.70               (.02)                (.93)          (.95)
October 31, 2001                                 10.24               (.04)               (2.30)         (2.34)
October 31, 2000 (5)                             11.38               (.04)                (.35)          (.39)
December 31, 1999 (7)                             9.80                .06                 1.98           2.04
-----------------------------------------------------------------------------------------------------------------
Class D
April 30, 2005 *                                  9.27                .09                  .39            .48
October 31, 2004                                  8.38                .06                  .91            .97
October 31, 2003                                  6.70                .02                 1.69           1.71
October 31, 2002                                  7.79                .01                 (.94)          (.93)
October 31, 2001                                 10.33                 --(e)             (2.32)         (2.32)
October 31, 2000 (5)                             11.43                 --(e)              (.34)          (.34)
December 31, 1999                                 9.81                .06                 2.01           2.07
-----------------------------------------------------------------------------------------------------------------
Class E
April 30, 2005 *                                  9.27                .10                  .39            .49
October 31, 2004                                  8.37                .08                  .91            .99
October 31, 2003                                  6.69                .04                 1.68           1.72
October 31, 2002                                  7.76                .03                 (.93)          (.90)
October 31, 2001                                 10.28                .03                (2.32)         (2.29)
October 31, 2000 (5)                             11.39                .03                 (.35)          (.32)
December 31, 1999                                 9.80                .10                 2.00           2.10
-----------------------------------------------------------------------------------------------------------------
Class S
April 30, 2005 *                                  9.37                .12                  .40            .52
October 31, 2004                                  8.45                .11                  .91           1.02
October 31, 2003                                  6.75                .07                 1.69           1.76
October 31, 2002                                  7.83                .06                 (.96)          (.90)
October 31, 2001                                 10.34                .05                (2.33)         (2.28)
October 31, 2000 (8)                             10.91                .04                  .17            .21
-----------------------------------------------------------------------------------------------------------------

                                                  $                 $
                                            DISTRIBUTIONS     DISTRIBUTIONS         $
                                              FROM NET          FROM NET          TOTAL
                                          INVESTMENT INCOME   REALIZED GAIN   DISTRIBUTIONS
-------------------------------------------------------------------------------------------
EQUITY AGGRESSIVE STRATEGY FUND
Class A
April 30, 2005 *                                (.11)               --            (.11)
October 31, 2004                                (.09)               --            (.09)
October 31, 2003 (2)                            (.03)               --            (.03)
-------------------------------------------------------------------------------------------
Class C
April 30, 2005 *                                (.07)               --            (.07)
October 31, 2004                                (.06)               --            (.06)
October 31, 2003                                (.01)               --            (.01)
October 31, 2002                                (.01)             (.14)           (.15)
October 31, 2001                                (.12)             (.08)           (.20)
October 31, 2000 (5)                            (.14)             (.61)           (.75)
December 31, 1999 (7)                           (.30)             (.16)           (.46)
-------------------------------------------------------------------------------------------
Class D
April 30, 2005 *                                (.09)               --            (.09)
October 31, 2004                                (.08)               --            (.08)
October 31, 2003                                (.03)               --            (.03)
October 31, 2002                                (.02)             (.14)           (.16)
October 31, 2001                                (.14)             (.08)           (.22)
October 31, 2000 (5)                            (.15)             (.61)           (.76)
December 31, 1999                               (.29)             (.16)           (.45)
-------------------------------------------------------------------------------------------
Class E
April 30, 2005 *                                (.10)               --            (.10)
October 31, 2004                                (.09)               --            (.09)
October 31, 2003                                (.04)               --            (.04)
October 31, 2002                                (.03)             (.14)           (.17)
October 31, 2001                                (.15)             (.08)           (.23)
October 31, 2000 (5)                            (.18)             (.61)           (.79)
December 31, 1999                               (.35)             (.16)           (.51)
-------------------------------------------------------------------------------------------
Class S
April 30, 2005 *                                (.12)               --            (.12)
October 31, 2004                                (.10)               --            (.10)
October 31, 2003                                (.06)               --            (.06)
October 31, 2002                                (.04)             (.14)           (.18)
October 31, 2001                                (.15)             (.08)           (.23)
October 31, 2000 (8)                            (.17)             (.61)           (.78)
-------------------------------------------------------------------------------------------

See accompanying notes which are an integral part of the financial statements.

 34  Financial Highlights

                                                                     %
           $                                     $           RATIO OF EXPENSES
    NET ASSET VALUE,          %             NET ASSETS,         TO AVERAGE
         END OF             TOTAL          END OF PERIOD        NET ASSETS,
         PERIOD        RETURN(%)(C)(F)         (000)             NET(D)(H)
------------------------------------------------------------------------------
          9.81                5.22             68,442               .25
          9.42               11.92             43,148               .25
          8.50               33.75              7,399               .25
------------------------------------------------------------------------------
          9.44                4.85            236,387              1.00
          9.07               10.94            192,211              1.00
          8.23               24.91             99,808              1.00
          6.60              (12.73)            45,267              1.00
          7.70              (23.24)            40,982              1.00
         10.24               (3.37)            43,005              1.00
         11.38               21.26             15,860              1.00
------------------------------------------------------------------------------
          9.66                5.17            262,418               .50
          9.27               11.59            225,187               .50
          8.38               25.60            128,624               .50
          6.70              (12.34)            36,092               .50
          7.79              (22.91)            12,208               .50
         10.33               (2.90)            12,592               .50
         11.43               21.58              3,732               .50
------------------------------------------------------------------------------
          9.66                5.30            175,959               .25
          9.27               11.83            152,589               .25
          8.37               25.89            155,984               .25
          6.69              (12.05)           111,765               .25
          7.76              (22.72)           156,698               .25
         10.28               (2.75)           190,273               .25
         11.39               21.96            202,066               .25
------------------------------------------------------------------------------
          9.77                5.48            122,061                --
          9.37               12.09            111,266                --
          8.45               26.26             89,455                --
          6.75              (11.95)            58,236                --
          7.83              (22.43)            46,029                --
         10.34                1.93             25,524                --
------------------------------------------------------------------------------

             %                   %
     RATIO OF EXPENSES     RATIO OF NET
        TO AVERAGE       INVESTMENT INCOME          %
        NET ASSETS,         TO AVERAGE          PORTFOLIO
        GROSS(D)(G)      NET ASSETS(C)(H)    TURNOVER RATE(C)
-------------------------------------------------------------
            .62                 .96                 .93
            .65                 .69               12.46
           1.19                 .30               17.81
-------------------------------------------------------------
           1.37                 .61                 .93
           1.40                 .13               12.46
           1.43                (.19)              17.81
           1.42                (.32)              29.86
           1.39                (.45)              47.86
           1.35                (.35)              58.41
           1.34                 .59               76.20
-------------------------------------------------------------
            .87                 .89                 .93
            .90                 .64               12.46
            .93                 .24               17.81
            .92                 .20               29.86
            .89                 .05               47.86
            .85                 .01               58.41
            .84                 .64               76.20
-------------------------------------------------------------
            .62                1.01                 .93
            .65                 .89               12.46
            .68                 .59               17.81
            .67                 .44               29.86
            .64                 .30               47.86
            .60                 .24               58.41
            .59                 .99               76.20
-------------------------------------------------------------
            .37                1.17                 .93
            .40                1.21               12.46
            .43                 .90               17.81
            .42                 .72               29.86
            .39                 .59               47.86
            .35                 .45               58.41
-------------------------------------------------------------

  See accompanying notes which are an integral part of the financial statements.

                                                        Financial Highlights  35

FRANK RUSSELL INVESTMENT COMPANY
LIFEPOINTS(R) FUNDS

FINANCIAL HIGHLIGHTS -- FOR THE PERIODS ENDED

For a Share Outstanding Throughout Each Period.

                                                  $                    $                  $               $
                                           NET ASSET VALUE,           NET            NET REALIZED     TOTAL FROM
                                             BEGINNING OF         INVESTMENT        AND UNREALIZED    INVESTMENT
                                                PERIOD        INCOME (LOSS)(A)(B)    GAIN (LOSS)      OPERATIONS
-----------------------------------------------------------------------------------------------------------------
AGGRESSIVE STRATEGY FUND
Class A
April 30, 2005 *                                  9.95                .12                  .32            .44
October 31, 2004                                  9.12                .11                  .87            .98
October 31, 2003 (4)                              7.20                .04                 1.94           1.98
-----------------------------------------------------------------------------------------------------------------
Class C
April 30, 2005 *                                  9.89                .09                  .31            .40
October 31, 2004                                  9.09                .06                  .84            .90
October 31, 2003                                  7.49                .02                 1.61           1.63
October 31, 2002                                  8.46                .04                 (.79)          (.75)
October 31, 2001                                 10.35                .05                (1.80)         (1.75)
October 31, 2000 (5)                             11.15                .05                 (.29)          (.24)
December 31, 1999 (6)                            10.11                .13                 1.36           1.49
-----------------------------------------------------------------------------------------------------------------
Class D
April 30, 2005 *                                  9.97                .11                  .33            .44
October 31, 2004                                  9.15                .11                  .84            .95
October 31, 2003                                  7.54                .05                 1.63           1.68
October 31, 2002                                  8.52                .08                 (.79)          (.71)
October 31, 2001                                 10.41                .10                (1.81)         (1.71)
October 31, 2000 (5)                             11.20                .09                 (.28)          (.19)
December 31, 1999                                 9.95                .15                 1.57           1.72
-----------------------------------------------------------------------------------------------------------------
Class E
April 30, 2005 *                                  9.96                .13                  .31            .44
October 31, 2004                                  9.13                .15                  .82            .97
October 31, 2003                                  7.51                .08                 1.63           1.71
October 31, 2002                                  8.49                .11                 (.81)          (.70)
October 31, 2001                                 10.38                .12                (1.80)         (1.68)
October 31, 2000 (5)                             11.17                .11                 (.28)          (.17)
December 31, 1999                                 9.94                .18                 1.56           1.74
-----------------------------------------------------------------------------------------------------------------
Class S
April 30, 2005 *                                 10.00                .14                  .32            .46
October 31, 2004                                  9.16                .16                  .84           1.00
October 31, 2003                                  7.54                .10                 1.63           1.73
October 31, 2002                                  8.52                .13                 (.81)          (.68)
October 31, 2001                                 10.41                .14                (1.80)         (1.66)
October 31, 2000 (9)                             10.82                .11                  .09            .20
-----------------------------------------------------------------------------------------------------------------

                                                  $                 $
                                            DISTRIBUTIONS     DISTRIBUTIONS         $
                                              FROM NET          FROM NET          TOTAL
                                          INVESTMENT INCOME   REALIZED GAIN   DISTRIBUTIONS
-------------------------------------------------------------------------------------------
AGGRESSIVE STRATEGY FUND
Class A
April 30, 2005 *                                (.13)               --            (.13)
October 31, 2004                                (.15)               --            (.15)
October 31, 2003 (4)                            (.06)               --            (.06)
-------------------------------------------------------------------------------------------
Class C
April 30, 2005 *                                (.09)               --            (.09)
October 31, 2004                                (.10)               --            (.10)
October 31, 2003                                (.03)               --            (.03)
October 31, 2002                                (.05)             (.17)           (.22)
October 31, 2001                                (.10)             (.04)           (.14)
October 31, 2000 (5)                            (.18)             (.38)           (.56)
December 31, 1999 (6)                           (.29)             (.16)           (.45)
-------------------------------------------------------------------------------------------
Class D
April 30, 2005 *                                (.12)               --            (.12)
October 31, 2004                                (.13)               --            (.13)
October 31, 2003                                (.07)               --            (.07)
October 31, 2002                                (.10)             (.17)           (.27)
October 31, 2001                                (.14)             (.04)           (.18)
October 31, 2000 (5)                            (.22)             (.38)           (.60)
December 31, 1999                               (.31)             (.16)           (.47)
-------------------------------------------------------------------------------------------
Class E
April 30, 2005 *                                (.13)               --            (.13)
October 31, 2004                                (.14)               --            (.14)
October 31, 2003                                (.09)               --            (.09)
October 31, 2002                                (.11)             (.17)           (.28)
October 31, 2001                                (.17)             (.04)           (.21)
October 31, 2000 (5)                            (.24)             (.38)           (.62)
December 31, 1999                               (.35)             (.16)           (.51)
-------------------------------------------------------------------------------------------
Class S
April 30, 2005 *                                (.14)               --            (.14)
October 31, 2004                                (.16)               --            (.16)
October 31, 2003                                (.11)               --            (.11)
October 31, 2002                                (.13)             (.17)           (.30)
October 31, 2001                                (.19)             (.04)           (.23)
October 31, 2000 (9)                            (.23)             (.38)           (.61)
-------------------------------------------------------------------------------------------

See accompanying notes which are an integral part of the financial statements.

 36  Financial Highlights

                                                                     %
           $                                     $           RATIO OF EXPENSES
    NET ASSET VALUE,          %             NET ASSETS,         TO AVERAGE
         END OF             TOTAL          END OF PERIOD        NET ASSETS,
         PERIOD        RETURN(%)(C)(F)         (000)             NET(D)(H)
------------------------------------------------------------------------------
         10.26                4.42            260,657               .25
          9.95               10.76            154,884               .25
          9.12               27.35             27,700               .25
------------------------------------------------------------------------------
         10.20                4.07            472,868              1.00
          9.89                9.90            381,245              1.00
          9.09               21.89            219,946              1.00
          7.49               (9.20)           102,324              1.00
          8.46              (17.06)            80,514              1.00
         10.35               (2.15)            67,296              1.00
         11.15               15.21             29,365              1.00
------------------------------------------------------------------------------
         10.29                4.38            540,200               .50
          9.97               10.41            452,502               .50
          9.15               22.44            232,636               .50
          7.54               (8.78)            58,031               .50
          8.52              (16.58)            15,307               .50
         10.41               (1.72)            12,628               .50
         11.20               17.69              6,096               .50
------------------------------------------------------------------------------
         10.27                4.40            345,572               .25
          9.96               10.72            307,304               .25
          9.13               22.90            233,112               .25
          7.51               (8.64)           152,805               .25
          8.49              (16.40)           177,992               .25
         10.38               (1.50)           193,351               .25
         11.17               17.95            167,677               .25
------------------------------------------------------------------------------
         10.32                4.61            283,459                --
         10.00               10.99            247,011                --
          9.16               23.10            159,869                --
          7.54               (8.37)           108,267                --
          8.52              (16.15)            86,466                --
         10.41                1.59             35,585                --
------------------------------------------------------------------------------

             %                   %
     RATIO OF EXPENSES     RATIO OF NET
        TO AVERAGE       INVESTMENT INCOME          %
        NET ASSETS,         TO AVERAGE          PORTFOLIO
        GROSS(D)(G)      NET ASSETS(C)(H)    TURNOVER RATE(C)
-------------------------------------------------------------
            .60                1.12                 .11
            .63                1.11                2.22
            .74                 .51               15.15
-------------------------------------------------------------
           1.35                 .82                 .11
           1.38                 .67                2.22
           1.41                 .24               15.15
           1.39                 .51               11.73
           1.38                 .53               13.12
           1.35                 .43               40.57
           1.38                1.50               71.44
-------------------------------------------------------------
            .85                1.08                 .11
            .88                1.14                2.22
            .91                 .66               15.15
            .89                 .92               11.73
            .88                1.02               13.12
            .85                 .81               40.57
            .88                1.48               71.44
-------------------------------------------------------------
            .60                1.22                 .11
            .63                1.54                2.22
            .66                1.02               15.15
            .64                1.29               11.73
            .63                1.30               13.12
            .60                1.04               40.57
            .63                1.73               71.44
-------------------------------------------------------------
            .35                1.34                 .11
            .38                1.70                2.22
            .41                1.30               15.15
            .39                1.51               11.73
            .38                1.50               13.12
            .35                1.15               40.57
-------------------------------------------------------------

  See accompanying notes which are an integral part of the financial statements.

                                                        Financial Highlights  37

FRANK RUSSELL INVESTMENT COMPANY
LIFEPOINTS(R) FUNDS

FINANCIAL HIGHLIGHTS -- FOR THE PERIODS ENDED

For a Share Outstanding Throughout Each Period.

                                                  $                    $                  $               $
                                           NET ASSET VALUE,           NET            NET REALIZED     TOTAL FROM
                                             BEGINNING OF         INVESTMENT        AND UNREALIZED    INVESTMENT
                                                PERIOD        INCOME (LOSS)(A)(B)    GAIN (LOSS)      OPERATIONS
-----------------------------------------------------------------------------------------------------------------
BALANCED STRATEGY FUND
Class A
April 30, 2005 *                                 10.33                .13                  .25            .38
October 31, 2004                                  9.64                .16                  .74            .90
October 31, 2003 (2)                              8.20                .06                 1.47           1.53
-----------------------------------------------------------------------------------------------------------------
Class C
April 30, 2005 *                                 10.29                .10                  .24            .34
October 31, 2004                                  9.61                .12                  .72            .84
October 31, 2003                                  8.33                .09                 1.31           1.40
October 31, 2002                                  9.04                .12                 (.59)          (.47)
October 31, 2001                                 10.20                .16                (1.09)          (.93)
October 31, 2000 (5)                             10.72                .15                 (.11)           .04
December 31,1999 (6)                             10.26                .25                  .70            .95
-----------------------------------------------------------------------------------------------------------------
Class D
April 30, 2005 *                                 10.35                .13                  .23            .36
October 31, 2004                                  9.66                .17                  .71            .88
October 31, 2003                                  8.36                .12                 1.34           1.46
October 31, 2002                                  9.08                .16                 (.59)          (.43)
October 31, 2001                                 10.25                .21                (1.10)          (.89)
October 31, 2000 (5)                             10.77                .17                 (.09)           .08
December 31, 1999                                10.13                .30                  .84           1.14
-----------------------------------------------------------------------------------------------------------------
Class E
April 30, 2005 *                                 10.35                .14                  .23            .37
October 31, 2004                                  9.65                .22                  .69            .91
October 31, 2003                                  8.35                .17                 1.31           1.48
October 31, 2002                                  9.06                .19                 (.60)          (.41)
October 31, 2001                                 10.22                .24                (1.11)          (.87)
October 31, 2000 (5)                             10.74                .21                 (.11)           .10
December 31, 1999                                10.12                .30                  .86           1.16
-----------------------------------------------------------------------------------------------------------------
Class S
April 30, 2005 *                                 10.39                .16                  .24            .40
October 31, 2004                                  9.68                .23                  .71            .94
October 31, 2003                                  8.38                .19                 1.31           1.50
October 31, 2002                                  9.09                .22                 (.60)          (.38)
October 31, 2001                                 10.25                .28                (1.12)          (.84)
October 31, 2000 (8)                             10.45                .19                  .23            .42
-----------------------------------------------------------------------------------------------------------------

                                                  $                 $
                                            DISTRIBUTIONS     DISTRIBUTIONS         $
                                              FROM NET          FROM NET          TOTAL
                                          INVESTMENT INCOME   REALIZED GAIN   DISTRIBUTIONS
-------------------------------------------------------------------------------------------
BALANCED STRATEGY FUND
Class A
April 30, 2005 *                                (.15)             (.02)           (.17)
October 31, 2004                                (.21)               --            (.21)
October 31, 2003 (2)                            (.09)               --            (.09)
-------------------------------------------------------------------------------------------
Class C
April 30, 2005 *                                (.11)             (.03)           (.14)
October 31, 2004                                (.16)               --            (.16)
October 31, 2003                                (.12)               --            (.12)
October 31, 2002                                (.13)             (.11)           (.24)
October 31, 2001                                (.20)             (.03)           (.23)
October 31, 2000 (5)                            (.24)             (.32)           (.56)
December 31,1999 (6)                            (.37)             (.12)           (.49)
-------------------------------------------------------------------------------------------
Class D
April 30, 2005 *                                (.13)             (.03)           (.16)
October 31, 2004                                (.19)               --            (.19)
October 31, 2003                                (.16)               --            (.16)
October 31, 2002                                (.18)             (.11)           (.29)
October 31, 2001                                (.25)             (.03)           (.28)
October 31, 2000 (5)                            (.28)             (.32)           (.60)
December 31, 1999                               (.38)             (.12)           (.50)
-------------------------------------------------------------------------------------------
Class E
April 30, 2005 *                                (.14)             (.03)           (.17)
October 31, 2004                                (.21)               --            (.21)
October 31, 2003                                (.18)               --            (.18)
October 31, 2002                                (.19)             (.11)           (.30)
October 31, 2001                                (.26)             (.03)           (.29)
October 31, 2000 (5)                            (.30)             (.32)           (.62)
December 31, 1999                               (.42)             (.12)           (.54)
-------------------------------------------------------------------------------------------
Class S
April 30, 2005 *                                (.16)             (.03)           (.19)
October 31, 2004                                (.23)               --            (.23)
October 31, 2003                                (.20)               --            (.20)
October 31, 2002                                (.22)             (.11)           (.33)
October 31, 2001                                (.29)             (.03)           (.32)
October 31, 2000 (8)                            (.30)             (.32)           (.62)
-------------------------------------------------------------------------------------------

See accompanying notes which are an integral part of the financial statements.

 38  Financial Highlights

                                                                     %
           $                                     $           RATIO OF EXPENSES
    NET ASSET VALUE,          %             NET ASSETS,         TO AVERAGE
         END OF             TOTAL          END OF PERIOD        NET ASSETS,
         PERIOD        RETURN(%)(C)(F)         (000)             NET(D)(H)
------------------------------------------------------------------------------
         10.54                3.69            434,353               .25
         10.33                9.49            281,685               .25
          9.64               18.80             60,696               .25
------------------------------------------------------------------------------
         10.49                3.24            792,373              1.00
         10.29                8.82            653,463              1.00
          9.61               17.02            396,344              1.00
          8.33               (5.42)           186,825              1.00
          9.04               (9.25)           136,748              1.00
         10.20                 .43             81,188              1.00
         10.72                9.53             39,325              1.00
------------------------------------------------------------------------------
         10.55                3.46            792,226               .50
         10.35                9.25            676,342               .50
          9.66               17.76            396,545               .50
          8.36               (5.01)           121,077               .50
          9.08               (8.83)            38,381               .50
         10.25                 .84             17,296               .50
         10.77               11.64              9,075               .50
------------------------------------------------------------------------------
         10.55                3.58            458,037               .25
         10.35                9.54            416,942               .25
          9.65               18.00            414,051               .25
          8.35               (4.73)           269,458               .25
          9.06               (8.59)           288,164               .25
         10.22                1.04            296,435               .25
         10.74               11.80            295,542               .25
------------------------------------------------------------------------------
         10.60                3.79            464,206                --
         10.39                9.82            426,147                --
          9.68               18.22            278,123                --
          8.38               (4.47)           155,977                --
          9.09               (8.35)            96,801                --
         10.25                4.09             36,898                --
------------------------------------------------------------------------------

             %                   %
     RATIO OF EXPENSES     RATIO OF NET
        TO AVERAGE       INVESTMENT INCOME          %
        NET ASSETS,         TO AVERAGE          PORTFOLIO
        GROSS(D)(G)      NET ASSETS(C)(H)    TURNOVER RATE(C)
-------------------------------------------------------------
            .57                1.26                 .15
            .59                1.63                6.42
            .66                 .74               18.55
-------------------------------------------------------------
           1.32                 .94                 .15
           1.34                1.23                6.42
           1.36                1.05               18.55
           1.34                1.38               12.18
           1.34                1.71               33.42
           1.30                1.43               31.70
           1.31                2.96               64.63
-------------------------------------------------------------
            .82                1.19                 .15
            .84                1.70                6.42
            .86                1.38               18.55
            .84                1.75               12.18
            .84                2.25               33.42
            .80                1.67               31.70
            .81                3.07               64.63
-------------------------------------------------------------
            .57                1.34                 .15
            .59                2.25                6.42
            .61                1.88               18.55
            .59                2.17               12.18
            .59                2.51               33.42
            .55                2.02               31.70
            .56                2.89               64.63
-------------------------------------------------------------
            .32                1.46                 .15
            .34                2.23                6.42
            .36                2.12               18.55
            .34                2.40               12.18
            .34                2.64               33.42
            .30                2.05               31.70
-------------------------------------------------------------

  See accompanying notes which are an integral part of the financial statements.

                                                        Financial Highlights  39

FRANK RUSSELL INVESTMENT COMPANY
LIFEPOINTS(R) FUNDS

FINANCIAL HIGHLIGHTS -- FOR THE PERIODS ENDED

For a Share Outstanding Throughout Each Period.

                                                  $                    $                  $               $
                                           NET ASSET VALUE,           NET            NET REALIZED     TOTAL FROM
                                             BEGINNING OF         INVESTMENT        AND UNREALIZED    INVESTMENT
                                                PERIOD        INCOME (LOSS)(A)(B)    GAIN (LOSS)      OPERATIONS
-----------------------------------------------------------------------------------------------------------------
MODERATE STRATEGY FUND
Class A
April 30, 2005 *                                 10.50                .12                  .10            .22
October 31, 2004                                 10.03                .17                  .51            .68
October 31, 2003 (3)                              9.02                .07                 1.06           1.13
-----------------------------------------------------------------------------------------------------------------
Class C
April 30, 2005 *                                 10.45                .08                  .11            .19
October 31, 2004                                 10.01                .05                  .55            .60
October 31, 2003                                  9.15                .12                  .91           1.03
October 31, 2002                                  9.59                .19                 (.38)          (.19)
October 31, 2001                                 10.20                .29                 (.58)          (.29)
October 31, 2000 (5)                             10.46                .24                 (.02)           .22
December 31, 1999 (7)                            10.15                .32                  .48            .80
-----------------------------------------------------------------------------------------------------------------
Class D
April 30, 2005 *                                 10.52                .11                  .11            .22
October 31, 2004                                 10.06                .16                  .49            .65
October 31, 2003                                  9.19                .16                  .92           1.08
October 31, 2002                                  9.64                .23                 (.38)          (.15)
October 31, 2001                                 10.24                .33                 (.56)          (.23)
October 31, 2000 (5)                             10.49                .28                 (.02)           .26
December 31, 1999                                10.15                .33                  .50            .83
-----------------------------------------------------------------------------------------------------------------
Class E
April 30, 2005 *                                 10.50                .12                  .11            .23
October 31, 2004                                 10.03                .19                  .49            .68
October 31, 2003                                  9.16                .21                  .89           1.10
October 31, 2002                                  9.59                .27                 (.38)          (.11)
October 31, 2001                                 10.20                .36                 (.58)          (.22)
October 31, 2000 (5)                             10.46                .28                   --(e)         .28
December 31, 1999                                10.15                .40                  .46            .86
-----------------------------------------------------------------------------------------------------------------
Class S
April 30, 2005 *                                 10.52                .14                  .11            .25
October 31, 2004                                 10.05                .21                  .49            .70
October 31, 2003                                  9.17                .23                  .90           1.13
October 31, 2002                                  9.61                .28                 (.38)          (.10)
October 31, 2001                                 10.21                .39                 (.58)          (.19)
October 31, 2000 (9)                             10.27                .29                  .19            .48
-----------------------------------------------------------------------------------------------------------------

                                                  $                 $
                                            DISTRIBUTIONS     DISTRIBUTIONS         $
                                              FROM NET          FROM NET          TOTAL
                                          INVESTMENT INCOME   REALIZED GAIN   DISTRIBUTIONS
-------------------------------------------------------------------------------------------
MODERATE STRATEGY FUND
Class A
April 30, 2005 *                                (.13)             (.03)           (.16)
October 31, 2004                                (.19)             (.02)           (.21)
October 31, 2003 (3)                            (.12)               --            (.12)
-------------------------------------------------------------------------------------------
Class C
April 30, 2005 *                                (.09)             (.03)           (.12)
October 31, 2004                                (.14)             (.02)           (.16)
October 31, 2003                                (.17)               --            (.17)
October 31, 2002                                (.20)             (.05)           (.25)
October 31, 2001                                (.30)             (.02)           (.32)
October 31, 2000 (5)                            (.28)             (.20)           (.48)
December 31, 1999 (7)                           (.40)             (.09)           (.49)
-------------------------------------------------------------------------------------------
Class D
April 30, 2005 *                                (.11)             (.03)           (.14)
October 31, 2004                                (.17)             (.02)           (.19)
October 31, 2003                                (.21)               --            (.21)
October 31, 2002                                (.25)             (.05)           (.30)
October 31, 2001                                (.35)             (.02)           (.37)
October 31, 2000 (5)                            (.31)             (.20)           (.51)
December 31, 1999                               (.40)             (.09)           (.49)
-------------------------------------------------------------------------------------------
Class E
April 30, 2005 *                                (.13)             (.03)           (.16)
October 31, 2004                                (.19)             (.02)           (.21)
October 31, 2003                                (.23)               --            (.23)
October 31, 2002                                (.27)             (.05)           (.32)
October 31, 2001                                (.37)             (.02)           (.39)
October 31, 2000 (5)                            (.34)             (.20)           (.54)
December 31, 1999                               (.46)             (.09)           (.55)
-------------------------------------------------------------------------------------------
Class S
April 30, 2005 *                                (.14)             (.03)           (.17)
October 31, 2004                                (.21)             (.02)           (.23)
October 31, 2003                                (.25)               --            (.25)
October 31, 2002                                (.29)             (.05)           (.34)
October 31, 2001                                (.39)             (.02)           (.41)
October 31, 2000 (9)                            (.34)             (.20)           (.54)
-------------------------------------------------------------------------------------------

See accompanying notes which are an integral part of the financial statements.

 40  Financial Highlights

                                                                     %
           $                                     $           RATIO OF EXPENSES
    NET ASSET VALUE,          %             NET ASSETS,         TO AVERAGE
         END OF             TOTAL          END OF PERIOD        NET ASSETS,
         PERIOD          RETURN(C)(F)          (000)             NET(D)(H)
------------------------------------------------------------------------------
         10.56                2.06             82,833                 .25
         10.50                6.87             55,049                 .25
         10.03               12.56             18,820                 .25
------------------------------------------------------------------------------
         10.52                1.79            163,869                1.00
         10.45                6.00            146,515                1.00
         10.01               11.36             96,231                1.00
          9.15               (2.00)            39,694                1.00
          9.59               (2.87)            20,859                1.00
         10.20                2.20             10,392                1.00
         10.46                8.03              4,139                1.00
------------------------------------------------------------------------------
         10.60                2.12            283,698                 .50
         10.52                6.55            254,060                 .50
         10.06               11.94            154,267                 .50
          9.19               (1.58)            38,170                 .50
          9.64               (2.33)             5,545                 .50
         10.24                2.65              3,157                 .50
         10.49                8.40              1,367                 .50
------------------------------------------------------------------------------
         10.57                2.15            141,998                 .25
         10.50                6.85            132,822                 .25
         10.03               12.19             99,926                 .25
          9.16               (1.22)            66,462                 .25
          9.59               (2.19)            57,885                 .25
         10.20                2.81             49,818                 .25
         10.46                8.65             45,350                 .25
------------------------------------------------------------------------------
         10.60                2.36            102,763                  --
         10.52                7.03            106,031                  --
         10.05               12.55             73,980                  --
          9.17               (1.08)            45,579                  --
          9.61               (1.87)            24,078                  --
         10.21                4.09              7,584                  --
------------------------------------------------------------------------------

             %                   %
     RATIO OF EXPENSES     RATIO OF NET
        TO AVERAGE       INVESTMENT INCOME          %
        NET ASSETS,         TO AVERAGE          PORTFOLIO
        GROSS(D)(G)      NET ASSETS(C)(H)    TURNOVER RATE(C)
-------------------------------------------------------------
            .58                 1.14                2.91
            .63                 1.71                3.99
            .77                  .84               11.08
-------------------------------------------------------------
           1.33                  .78                2.91
           1.37                  .48                3.99
           1.42                 1.29               11.08
           1.46                 2.05               15.16
           1.54                 2.95               42.49
           1.64                 2.30               39.55
           1.67                 3.35              120.04
-------------------------------------------------------------
            .83                 1.04                2.91
            .87                 1.55                3.99
            .92                 1.62               11.08
            .96                 2.51               15.16
           1.04                 3.39               42.49
           1.14                 2.66               39.55
           1.17                 3.28              120.04
-------------------------------------------------------------
            .58                 1.17                2.91
            .62                 1.85                3.99
            .67                 2.22               11.08
            .71                 2.84               15.16
            .79                 3.60               42.49
            .89                 2.77               39.55
            .92                 3.87              120.04
-------------------------------------------------------------
            .33                 1.30                2.91
            .37                 2.04                3.99
            .42                 2.44               11.08
            .46                 2.97               15.16
            .54                 3.97               42.49
            .64                 3.12               39.55
-------------------------------------------------------------

  See accompanying notes which are an integral part of the financial statements.

                                                        Financial Highlights  41

FRANK RUSSELL INVESTMENT COMPANY
LIFEPOINTS(R) FUNDS

FINANCIAL HIGHLIGHTS -- FOR THE PERIODS ENDED

For a Share Outstanding Throughout Each Period.

                                                  $                    $                  $               $
                                           NET ASSET VALUE,           NET            NET REALIZED     TOTAL FROM
                                             BEGINNING OF         INVESTMENT        AND UNREALIZED    INVESTMENT
                                                PERIOD        INCOME (LOSS)(A)(B)    GAIN (LOSS)      OPERATIONS
-----------------------------------------------------------------------------------------------------------------
CONSERVATIVE STRATEGY FUND
Class A
April 30, 2005 *                                 10.65                .12                   --(e)         .12
October 31, 2004                                 10.42                .20                  .28            .48
October 31, 2003 (1)                              9.94                .09                  .50            .59
-----------------------------------------------------------------------------------------------------------------
Class C
April 30, 2005 *                                 10.61                .07                  .01            .08
October 31, 2004                                 10.38                .12                  .28            .40
October 31, 2003                                  9.90                .12                  .52            .64
October 31, 2002                                 10.10                .28                 (.18)           .10
October 31, 2001                                 10.17                .42                 (.07)           .35
October 31, 2000 (5)                             10.12                .31                  .07            .38
December 31, 1999 (7)                            10.26                .43                  .04            .47
-----------------------------------------------------------------------------------------------------------------
Class D
April 30, 2005 *                                 10.69                .10                  .01            .11
October 31, 2004                                 10.47                .18                  .26            .44
October 31, 2003                                  9.97                .16                  .55            .71
October 31, 2002                                 10.17                .33                 (.18)           .15
October 31, 2001                                 10.21                .44                 (.03)           .41
October 31, 2000 (5)                             10.16                .33                  .09            .42
December 31, 1999                                10.25                .44                  .08            .52
-----------------------------------------------------------------------------------------------------------------
Class E
April 30, 2005 *                                 10.66                .11                   --(e)         .11
October 31, 2004                                 10.43                .20                  .27            .47
October 31, 2003                                  9.94                .20                  .52            .72
October 31, 2002                                 10.13                .36                 (.18)           .18
October 31, 2001                                 10.19                .49                 (.07)           .42
October 31, 2000 (5)                             10.14                .34                  .10            .44
December 31, 1999                                10.24                .49                  .06            .55
-----------------------------------------------------------------------------------------------------------------
Class S
April 30, 2005 *                                 10.70                .13                   --(e)         .13
October 31, 2004                                 10.47                .23                  .27            .50
October 31, 2003                                  9.97                .23                  .52            .75
October 31, 2002                                 10.16                .38                 (.18)           .20
October 31, 2001                                 10.21                .55                 (.10)           .45
October 31, 2000 (10)                            10.09                .37                  .14            .51
-----------------------------------------------------------------------------------------------------------------

                                                  $                 $
                                            DISTRIBUTIONS     DISTRIBUTIONS         $
                                              FROM NET          FROM NET          TOTAL
                                          INVESTMENT INCOME   REALIZED GAIN   DISTRIBUTIONS
-------------------------------------------------------------------------------------------
CONSERVATIVE STRATEGY FUND
Class A
April 30, 2005 *                                (.12)             (.04)           (.16)
October 31, 2004                                (.21)             (.04)           (.25)
October 31, 2003 (1)                            (.11)               --            (.11)
-------------------------------------------------------------------------------------------
Class C
April 30, 2005 *                                (.08)             (.04)           (.12)
October 31, 2004                                (.13)             (.04)           (.17)
October 31, 2003                                (.16)               --            (.16)
October 31, 2002                                (.29)             (.01)           (.30)
October 31, 2001                                (.42)               --            (.42)
October 31, 2000 (5)                            (.33)               --            (.33)
December 31, 1999 (7)                           (.56)             (.05)           (.61)
-------------------------------------------------------------------------------------------
Class D
April 30, 2005 *                                (.10)             (.04)           (.14)
October 31, 2004                                (.18)             (.04)           (.22)
October 31, 2003                                (.21)               --            (.21)
October 31, 2002                                (.34)             (.01)           (.35)
October 31, 2001                                (.45)               --            (.45)
October 31, 2000 (5)                            (.37)               --            (.37)
December 31, 1999                               (.56)             (.05)           (.61)
-------------------------------------------------------------------------------------------
Class E
April 30, 2005 *                                (.11)             (.04)           (.15)
October 31, 2004                                (.20)             (.04)           (.24)
October 31, 2003                                (.23)               --            (.23)
October 31, 2002                                (.36)             (.01)           (.37)
October 31, 2001                                (.48)               --            (.48)
October 31, 2000 (5)                            (.39)               --            (.39)
December 31, 1999                               (.60)             (.05)           (.65)
-------------------------------------------------------------------------------------------
Class S
April 30, 2005 *                                (.13)             (.04)           (.17)
October 31, 2004                                (.23)             (.04)           (.27)
October 31, 2003                                (.25)               --            (.25)
October 31, 2002                                (.38)             (.01)           (.39)
October 31, 2001                                (.50)               --            (.50)
October 31, 2000 (10)                           (.39)               --            (.39)
-------------------------------------------------------------------------------------------

See accompanying notes which are an integral part of the financial statements.

 42  Financial Highlights

                                                                     %
           $                                     $           RATIO OF EXPENSES
    NET ASSET VALUE,          %             NET ASSETS,         TO AVERAGE
         END OF             TOTAL          END OF PERIOD        NET ASSETS,
         PERIOD        RETURN(%)(C)(F)         (000)             NET(D)(H)
------------------------------------------------------------------------------
         10.61                1.08             33,275               .25
         10.65                4.62             20,709               .25
         10.42                6.01              5,526               .25
------------------------------------------------------------------------------
         10.57                0.70             85,098              1.00
         10.61                3.87             75,976              1.00
         10.38                6.51             54,674              1.00
          9.90                1.01             24,739              1.00
         10.10                3.49              9,850              1.00
         10.17                3.76              2,500              1.00
         10.12                4.67              1,697              1.00
------------------------------------------------------------------------------
         10.66                1.03            153,451               .50
         10.69                4.23            146,230               .50
         10.47                7.17             92,430               .50
          9.97                1.52             25,145               .50
         10.17                4.11              3,066               .50
         10.21                4.20              1,162               .50
         10.16                5.18              1,001               .50
------------------------------------------------------------------------------
         10.62                1.06            183,116               .25
         10.66                4.57            187,993               .25
         10.43                7.33            199,230               .25
          9.94                1.79             35,385               .25
         10.13                4.21             24,070               .25
         10.19                4.44             14,076               .25
         10.14                5.54             16,875               .25
------------------------------------------------------------------------------
         10.66                1.19             47,279                --
         10.70                4.82             42,949                --
         10.47                7.63             36,380                --
          9.97                2.02             24,953                --
         10.16                4.52             11,429                --
         10.21                5.17              2,643                --
------------------------------------------------------------------------------

             %                   %
     RATIO OF EXPENSES     RATIO OF NET
        TO AVERAGE       INVESTMENT INCOME          %
        NET ASSETS,         TO AVERAGE          PORTFOLIO
        GROSS(D)(G)      NET ASSETS(C)(H)    TURNOVER RATE(C)
-------------------------------------------------------------
            .59                 1.09                4.80
            .66                 1.89                6.18
            .97                  .97               30.98
-------------------------------------------------------------
           1.34                  .69                4.80
           1.38                 1.15                6.18
           1.43                 1.21               30.98
           1.59                 2.78               35.08
           1.98                 4.20               54.86
           2.63                 3.04               53.89
           2.39                 4.77              125.01
-------------------------------------------------------------
            .84                  .94                4.80
            .88                 1.65                6.18
            .93                 1.57               30.98
           1.09                 3.33               35.08
           1.48                 4.06               54.86
           2.13                 3.27               53.89
           1.89                 4.24              125.01
-------------------------------------------------------------
            .59                 1.06                4.80
            .63                 1.95                6.18
            .68                 1.86               30.98
            .84                 3.54               35.08
           1.23                 4.83               54.86
           1.88                 3.40               53.89
           1.64                 4.76              125.01
-------------------------------------------------------------
            .34                 1.19                4.80
            .38                 2.17                6.18
            .43                 2.27               30.98
            .59                 3.79               35.08
            .98                 5.49               54.86
           1.63                 3.71               53.89
-------------------------------------------------------------

  See accompanying notes which are an integral part of the financial statements.

                                                        Financial Highlights  43

FRANK RUSSELL INVESTMENT COMPANY
LIFEPOINTS(R) FUNDS

FINANCIAL HIGHLIGHTS -- FOR THE PERIODS ENDED

For a Share Outstanding Throughout Each Period.

                                                  $                    $                  $               $
                                           NET ASSET VALUE,           NET            NET REALIZED     TOTAL FROM
                                             BEGINNING OF         INVESTMENT        AND UNREALIZED    INVESTMENT
                                                PERIOD        INCOME (LOSS)(A)(B)    GAIN (LOSS)      OPERATIONS
-----------------------------------------------------------------------------------------------------------------
2010 STRATEGY FUND
Class D
April 30, 2005 (11)                              10.00                .03                 (.20)          (.17)
-----------------------------------------------------------------------------------------------------------------
Class E
April 30, 2005 (11)                              10.00                .04                 (.20)          (.16)
-----------------------------------------------------------------------------------------------------------------
Class S
April 30, 2005 (11)                              10.00                .05                 (.20)          (.15)
-----------------------------------------------------------------------------------------------------------------
2020 STRATEGY FUND
Class D
April 30, 2005 (11)                              10.00                .02                 (.22)          (.20)
-----------------------------------------------------------------------------------------------------------------
Class E
April 30, 2005 (11)                              10.00                .02                 (.22)          (.20)
-----------------------------------------------------------------------------------------------------------------
Class S
April 30, 2005 (11)                              10.00                .04                 (.23)          (.19)
-----------------------------------------------------------------------------------------------------------------
2030 STRATEGY FUND
Class D
April 30, 2005 (11)                              10.00                .02                 (.26)          (.24)
-----------------------------------------------------------------------------------------------------------------
Class E
April 30, 2005 (11)                              10.00                .03                 (.26)          (.23)
-----------------------------------------------------------------------------------------------------------------
Class S
April 30, 2005 (11)                              10.00                .03                 (.26)          (.23)
-----------------------------------------------------------------------------------------------------------------
2040 STRATEGY FUND
Class D
April 30, 2005 (11)                              10.00                .01                 (.28)          (.27)
-----------------------------------------------------------------------------------------------------------------
Class E
April 30, 2005 (11)                              10.00                .02                 (.29)          (.27)
-----------------------------------------------------------------------------------------------------------------
Class S
April 30, 2005 (11)                              10.00                .03                 (.29)          (.26)
-----------------------------------------------------------------------------------------------------------------

                                                  $                 $
                                            DISTRIBUTIONS     DISTRIBUTIONS         $
                                              FROM NET          FROM NET          TOTAL
                                          INVESTMENT INCOME   REALIZED GAIN   DISTRIBUTIONS
-------------------------------------------------------------------------------------------
2010 STRATEGY FUND
Class D
April 30, 2005 (11)                             (.03)               --            (.03)
-------------------------------------------------------------------------------------------
Class E
April 30, 2005 (11)                             (.04)               --            (.04)
-------------------------------------------------------------------------------------------
Class S
April 30, 2005 (11)                             (.05)               --            (.05)
-------------------------------------------------------------------------------------------
2020 STRATEGY FUND
Class D
April 30, 2005 (11)                             (.03)               --            (.03)
-------------------------------------------------------------------------------------------
Class E
April 30, 2005 (11)                             (.03)               --            (.03)
-------------------------------------------------------------------------------------------
Class S
April 30, 2005 (11)                             (.04)               --            (.04)
-------------------------------------------------------------------------------------------
2030 STRATEGY FUND
Class D
April 30, 2005 (11)                             (.02)               --            (.02)
-------------------------------------------------------------------------------------------
Class E
April 30, 2005 (11)                             (.03)               --            (.03)
-------------------------------------------------------------------------------------------
Class S
April 30, 2005 (11)                             (.03)               --            (.03)
-------------------------------------------------------------------------------------------
2040 STRATEGY FUND
Class D
April 30, 2005 (11)                             (.02)               --            (.02)
-------------------------------------------------------------------------------------------
Class E
April 30, 2005 (11)                             (.02)               --            (.02)
-------------------------------------------------------------------------------------------
Class S
April 30, 2005 (11)                             (.03)               --            (.03)
-------------------------------------------------------------------------------------------

See accompanying notes which are an integral part of the financial statements.

 44  Financial Highlights

                                                                     %
           $                                     $           RATIO OF EXPENSES
    NET ASSET VALUE,          %             NET ASSETS,         TO AVERAGE
         END OF             TOTAL          END OF PERIOD        NET ASSETS,
         PERIOD        RETURN(%)(C)(F)         (000)             NET(D)(H)
------------------------------------------------------------------------------
          9.80               (1.67)               983               .49
------------------------------------------------------------------------------
          9.80               (1.61)               984               .25
------------------------------------------------------------------------------
          9.80               (1.55)               985                --
------------------------------------------------------------------------------
          9.77               (2.02)               980               .49
------------------------------------------------------------------------------
          9.77               (1.96)               981               .25
------------------------------------------------------------------------------
          9.77               (1.90)               981                --
------------------------------------------------------------------------------
          9.74               (2.37)               976               .49
------------------------------------------------------------------------------
          9.74               (2.31)               977               .25
------------------------------------------------------------------------------
          9.74               (2.25)               978                --
------------------------------------------------------------------------------
          9.71               (2.73)               973               .49
------------------------------------------------------------------------------
          9.71               (2.67)               973               .25
------------------------------------------------------------------------------
          9.71               (2.61)               974                --
------------------------------------------------------------------------------

             %                   %
     RATIO OF EXPENSES     RATIO OF NET
        TO AVERAGE       INVESTMENT INCOME          %
        NET ASSETS,         TO AVERAGE          PORTFOLIO
        GROSS(D)(G)      NET ASSETS(C)(H)    TURNOVER RATE(C)
-------------------------------------------------------------
           4.12                  .29                .06
-------------------------------------------------------------
           3.88                  .37                .06
-------------------------------------------------------------
           3.63                  .46                .06
-------------------------------------------------------------
           4.13                  .24                .06
-------------------------------------------------------------
           3.88                  .32                .06
-------------------------------------------------------------
           3.64                  .41                .06
-------------------------------------------------------------
           4.13                  .19                .06
-------------------------------------------------------------
           3.89                  .27                .06
-------------------------------------------------------------
           3.64                  .35                .06
-------------------------------------------------------------
           4.14                  .14                .06
-------------------------------------------------------------
           3.89                  .22                .06
-------------------------------------------------------------
           3.64                  .30                .06
-------------------------------------------------------------

  See accompanying notes which are an integral part of the financial statements.

                                                        Financial Highlights  45

FRANK RUSSELL INVESTMENT COMPANY
LIFEPOINTS(R) FUNDS

NOTES TO FINANCIAL HIGHLIGHTS -- APRIL 30, 2005 (UNAUDITED)

--------------------------------------------------------------------------------
*     For the six months ended April 30, 2005 (Unaudited).
(1)   For the period March 3, 2003 (commencement of operations) to October 31,
      2003.
(2)   For the period March 4, 2003 (commencement of operations) to October 31,
      2003.
(3)   For the period March 5, 2003 (commencement of operations) to October 31,
      2003.
(4) For the period March 10, 2003 (commencement of operations) to October 31, 2003.
(5)   For the ten months ended October 31, 2000.
(6)   For the period January 29, 1999 (commencement of sale) to December 31,
      1999.
(7)   For the period February 11, 1999 (commencement of sale) to December 31,
      1999.
(8)   For the period January 31, 2000 (commencement of sale) to October 31,
      2000.
(9)   For the period February 1, 2000 (commencement of sale) to October 31,
      2000.
(10)  For the period February 14, 2000 (commencement of sale) to October 31,
      2000.
(11) For the period January 1, 2005 (commencement of operations) to April 30, 2005 (Unaudited).
(a)   Average month-end shares outstanding were used for this calculation.
(b) Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying companies in which the Fund invests.
(c)   Periods less than one year are not annualized.
(d)   The ratios for periods less than one year are annualized.
(e)   Less than $.01 per share for the period.
(f) Excludes the effects of sales charges. If sales charges were included, the total return would be lower.
(g) The calculation includes only those expenses charged directly to the Funds including those fees of the Funds pushed down to the Underlying Funds as described in Note 4 to the financial statements.
(h) May reflect amounts waived and/or reimbursed by the investment advisor and for certain funds, custody credit arrangements. The custody credit arrangements had an impact of less than .005%.

See accompanying notes which are an integral part of the financial statements.

 46  Notes to Financial Highlights

FRANK RUSSELL INVESTMENT COMPANY
LIFEPOINTS(R) FUNDS

NOTES TO FINANCIAL STATEMENTS -- APRIL 30, 2005 (UNAUDITED)

--------------------------------------------------------------------------------
1. ORGANIZATION

   Frank Russell Investment Company (the "Investment Company") is a series investment company with 34 different investment portfolios referred to as Funds. These financial statements report on nine of these Funds. The Investment Company is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. It is organized and operates as a Massachusetts business trust under an amended and restated master trust agreement dated August 19, 2002. The Investment Company's master trust agreement permits the Board of Trustees to issue an unlimited number of shares of beneficial interest at a $.01 par value per share.

   Each of the LifePoints Funds allocates its assets by investing in a combination of Class S shares of other of the Investment Company's Funds (the "Underlying Funds"). Each of the LifePoints Funds may adjust its investments within set limits based on Frank Russell Investment Management Company's ("FRIMCo" or "Advisor") outlook for the economy, financial markets and relative market valuation of the asset classes represented by each Underlying Fund. However, the LifePoints Funds may deviate from set limits when, in FRIMCo's opinion, it is necessary to pursue a LifePoints Fund's investment objective. The amounts allocated to each Underlying Fund by each LifePoints Fund will generally vary within 10% of the percentages specified below:

                                                                    ASSET ALLOCATION TARGETS
                                -------------------------------------------------------------------------------------------------
                                EQUITY AGGRESSIVE      AGGRESSIVE           BALANCED            MODERATE          CONSERVATIVE
 ASSET CLASS/UNDERLYING FUNDS     STRATEGY FUND       STRATEGY FUND       STRATEGY FUND       STRATEGY FUND       STRATEGY FUND
---------------------------------------------------------------------------------------------------------------------------------
   Equities
      US Equities
         Diversified Equity
           Fund                         29%                 23%                 16%                 11%                  7%
         Special Growth Fund             6                   5                   4                   3                  --
         Quantitative Equity
           Fund                         29                  23                  16                  11                   7
         Real Estate
           Securities Fund               7                   6                   5                   4                   3
      International Equities
         International
           Securities Fund              24                  19                  16                  11                   3
         Emerging Markets Fund           5                   4                   3                  --                  --
   Bonds
         Diversified Bond Fund          --                  --                  20                  27                  22
         Short Duration Bond
           Fund                         --                  --                  --                  33                  58
         Multistrategy Bond
           Fund                         --                  20                  20                  --                  --
                                       ---                 ---                 ---                 ---                 ---
                                       100                 100                 100                 100                 100

                                                          ASSET ALLOCATION TARGETS
                                -----------------------------------------------------------------------------
                                      2010                2020                2030                2040
 ASSET CLASS/UNDERLYING FUNDS     STRATEGY FUND       STRATEGY FUND       STRATEGY FUND       STRATEGY FUND
-------------------------------------------------------------------------------------------------------------
   Equities
      US Equities
         Diversified Equity
           Fund                         12%                 15%                 17%                 20%
         Special Growth Fund             3                   4                   4                   5
         Quantitative Equity
           Fund                         12                  15                  17                  20
         Real Estate
           Securities Fund               4                   5                   5                   6
      International Equities
         International
           Securities Fund              12                  15                  17                  17
         Emerging Markets Fund           1                   2                   3                   4
   Bonds
         Diversified Bond Fund          26                  21                  16                   8
         Short Duration Bond
           Fund                         25                   8                  --                  --
         Multistrategy Bond
           Fund                          5                  15                  21                  20
                                       ---                 ---                 ---                 ---
                                       100                 100                 100                 100

                                               Notes to Financial Statements  47

FRANK RUSSELL INVESTMENT COMPANY
LIFEPOINTS(R) FUNDS

NOTES TO FINANCIAL STATEMENTS, CONTINUED -- APRIL 30, 2005 (UNAUDITED)

--------------------------------------------------------------------------------

   Investment Objectives of the Underlying Funds:

   Diversified Equity Fund

   Seeks to provide long term capital growth.

   Special Growth Fund

   Seeks to provide long term capital growth.

   Quantitative Equity Fund

   Seeks to provide long term capital growth.

   Real Estate Securities Fund

   Seeks to provide current income and long term capital growth.

   International Securities Fund

   Seeks to provide long term capital growth.

   Emerging Markets Fund

   Seeks to provide long term capital growth.

   Diversified Bond Fund

   Seeks to provide current income and the preservation of capital.

   Short Duration Bond Fund

   Seeks to provide current income and preservation of capital with a focus on short duration securities.

   Multistrategy Bond Fund

   Seeks to provide current income and capital appreciation.

   Financial statements of the Underlying Funds can be obtained by calling the Office of Shareholder Inquiries at (800) 787-7354.

2. SIGNIFICANT ACCOUNTING POLICIES

   The Funds' financial statements are prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP") which require the use of management estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following is a summary of the significant accounting policies consistently followed by each Fund in the preparation of its financial statements.

   Security valuation

   The Funds value their portfolio securities, the shares of the Underlying Funds, at the current net asset value per share of each Underlying Fund.

   The Underlying Funds value portfolio securities according to Board-approved Securities Valuation Procedures, including Market Value Procedures, Fair Value Procedures and Pricing Services. Money market fund securities are priced using the amortized cost method of valuation, as are debt obligation securities maturing within 60 days of the date of purchase, unless the Board determines that amortized cost does not represent market value of short-term debt obligations. The Board has delegated the responsibility for administration of the Securities Valuation Procedures to FRIMCo.

 48  Notes to Financial Statements

FRANK RUSSELL INVESTMENT COMPANY
LIFEPOINTS(R) FUNDS

NOTES TO FINANCIAL STATEMENTS, CONTINUED -- APRIL 30, 2005 (UNAUDITED)

--------------------------------------------------------------------------------

   Ordinarily, the Underlying Funds value each portfolio security based on market quotations provided by Pricing Services or alternative pricing services or dealers (when permitted by the Market Value Procedures). Generally, Underlying Fund securities are valued at the close of the market on which they are traded as follows:

   - US listed equities; equity and fixed income options: Last sale price; last bid price if no sales;

   - US over-the-counter equities: Official closing price; last bid price if no closing price;

   - Foreign equities: Official closing price, where available, or last sale price; last bid price if no closing price;

   - Listed ADRs/GDRs: Last sale price; last bid price if no sales;

   - Municipal bonds, US bonds, Eurobonds/foreign bonds: Evaluated bid price; broker quote if no evaluated bid price;

   - Futures: Settlement price.

   - Investments in other mutual funds are valued at their net asset value per share, calculated at 4 p.m. Eastern time or as of the close of the NYSE, whichever is earlier.

   - The value of swap agreements are equal to the Funds' obligation (or rights) under swap contracts which will generally be equal to the net amounts to be paid or received under the contracts based upon the relative values of the positions held by each party to the contracts.

   If market quotations are not readily available for a security or if subsequent events suggest that a market quotation is not reliable, the Underlying Funds will use the security's fair value, as determined in accordance with the Fair Value Procedures. This generally means that equity securities and fixed income securities listed and traded principally on any national securities exchange are valued on the basis of the last sale price or, lacking any sales, at the closing bid price, on the primary exchange on which the security is traded. The Fair Value Procedures may involve subjective judgments as to the fair value of securities. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Board of Trustees believes reflects fair value. The use of fair value pricing by an Underlying Fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated using current market values. Fair value pricing could also cause discrepancies between the daily movement of the value of Underlying Fund shares and the daily movement of the benchmark index if the index is valued using another pricing method.

   This policy is intended to assure that the Underlying Funds' net asset values fairly reflect security values as of the time of pricing. Events or circumstances affecting the values of Underlying Fund securities that occur between the closing of the principal markets on which they trade and the time the net asset value of Underlying Fund Shares is determined may be reflected in the calculation of net asset values for each applicable Underlying Fund (and each Fund which invests in such Underlying Fund) when the Underlying Funds deem that the particular event or circumstance would materially affect such Underlying Fund's net asset value. Underlying Funds that invest primarily in frequently traded exchange listed securities will use fair value pricing in limited circumstances since reliable market quotations will often be readily available. Underlying Funds that invest in foreign securities are likely to use fair value pricing more often since significant events may occur between the close of foreign markets and the time of pricing which would trigger fair value pricing of the foreign securities. Underlying Funds that invest in low rated debt securities are also likely to use fair value pricing more often since the markets in which such securities are traded are generally thinner, more limited and less active than those for higher rated securities. Examples of events that could trigger fair value pricing of one or more securities are: a material market movement (defined in the Fair Value Procedures as the movement by any two of four major US Indexes greater than a certain percentage); a company event such as a material business development, dividend declaration, stock split or rights offering; a material disaster; or an armed conflict.

   Because foreign securities can trade on non-business days, the net asset value of a Fund's portfolio that includes an Underlying Fund which invests in foreign securities may change on days when shareholders will not be able to purchase or redeem fund shares.

   Investment transactions

   Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the basis of specific identified cost.

                                               Notes to Financial Statements  49

FRANK RUSSELL INVESTMENT COMPANY
LIFEPOINTS(R) FUNDS

NOTES TO FINANCIAL STATEMENTS, CONTINUED -- APRIL 30, 2005 (UNAUDITED)

--------------------------------------------------------------------------------

   Investment income

   Distributions of income and capital gains from the Underlying Funds are recorded on the ex-dividend date.

   Federal income taxes

   Since the Investment Company is a Massachusetts business trust, each Fund is a separate corporate taxpayer and determines its net investment income and capital gains (or losses) and the amounts to be distributed to each Fund's shareholders without regard to the income and capital gains (or losses) of the other Funds.

   It is each Fund's intention to qualify as a regulated investment company and distribute all of its taxable income and capital gains. Therefore, no federal income tax provision was required for the Funds.

   Dividends and distributions to shareholders

   Income, dividends and capital gain distributions, if any, are recorded on the ex-dividend date. Income dividends are generally declared and paid quarterly. Capital gain distributions are generally declared and paid annually. An additional distribution may be paid by the Funds to avoid imposition of federal income and excise tax on any remaining undistributed capital gains and net investment income.

   The timing and characterization of certain income and capital gain distributions are determined in accordance with federal tax regulations which may differ from GAAP. As a result, net investment income and net realized gain (or loss) from investment transactions for a reporting period may differ significantly from distributions during such period. The differences between tax regulations and GAAP relate primarily to investments in the Underlying Funds sold at a loss, wash sale deferrals, capital loss carryforwards. Accordingly, the Funds may periodically make reclassifications among certain of their capital accounts without impacting their net asset value.

   Expenses

   Expenses included in the accompanying financial statements reflect the expenses of each Fund and do not include those expenses incurred by the Underlying Funds. Because the Underlying Funds have varied expense and fee levels and the Funds may own different proportions of the Underlying Funds at different times, the amount of the fees and expenses incurred indirectly by the Funds will vary.

   Class Allocation

   The Funds presented herein offer the following classes of shares: Class A, Class C, Class D, Class E and Class S. All share classes have identical voting, dividend, liquidation and other rights and the same terms and conditions. The separate classes of shares differ principally in the applicable sales charges, distribution fees and shareholder servicing fees. Shareholders of each class bear certain expenses that pertain to that particular class. Realized and unrealized gains (losses), net investment income, and expenses with the exception of class level expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class.

   Guarantees

   In the normal course of business the Funds enter into contracts that contain a variety of representations which provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds expect the risk of loss to be remote.

 50  Notes to Financial Statements

FRANK RUSSELL INVESTMENT COMPANY
LIFEPOINTS(R) FUNDS

NOTES TO FINANCIAL STATEMENTS, CONTINUED -- APRIL 30, 2005 (UNAUDITED)

--------------------------------------------------------------------------------

3. INVESTMENT TRANSACTIONS

   Securities

   During the period ended April 30, 2005, purchases and sales of the Underlying Funds were as follows:

                   FUNDS                       PURCHASES               SALES
   --------------------------------------------------------------------------------
   Equity Aggressive Strategy             $       127,823,569   $         7,605,263
   Aggressive Strategy                            332,396,677             1,960,581
   Balanced Strategy                              459,055,115             4,136,267
   Moderate Strategy                              101,601,214            21,555,291
   Conservative Strategy                           53,365,755            23,493,932
   2010 Strategy                                    3,013,836                 1,801
   2020 Strategy                                    3,012,349                 1,792
   2030 Strategy                                    3,010,761                 1,791
   2040 Strategy                                    3,009,127                 1,789

4. RELATED PARTIES

   Advisor and Administrator

   FRIMCo advises and administers all of the Funds which comprise the Investment Company. FRIMCo is a wholly-owned subsidiary of Frank Russell Company (a subsidiary of The Northwestern Mutual Life Insurance Company). Frank Russell Company provides consulting and money manager evaluation services to FRIMCo.

   The Funds are charged an advisory fee equal to 0.20% and an administrative fee equal to 0.05% of average daily net assets. For the period ended April 30, 2005, the Advisor contractually agreed to waive the advisory fee for all Funds at least through February 28, 2006. The advisor does not have the ability to recover amounts waived for the period ended April 30, 2005 or previous periods. The administrative fees were charged to the Underlying Funds in accordance with the special servicing agreements discussed below.

   Operating expenses include those expenses arising from accounting, administrative, custody, auditing, legal, trustee and transfer agent services. They do not include expenses attributable to the advisor (which are currently waived by FRIMCo), any Rule 12b-1 distribution fees, any shareholder service fees, or any nonrecurring extraordinary expenses. During the period, LifePoints Fund's operating expenses were borne either by the Underlying Funds in which the LifePoints Fund invests or by FRIMCo. This arrangement is governed by Special Servicing Agreements among each of the affected Funds and FRIMCo as described below.

   Special Service Charge

   A special servicing agreement was entered into in February 1999 by the Advisor and has been approved annually by the Funds' Board of Trustees. The special servicing agreement is between the Fund of Funds (a group of nine LifePoints Funds which invest in a combination of Class S shares of the Investment Company's portfolios) and the Underlying Funds, in which the Fund of Funds invest. In accordance with the special services agreement, expenses from the operation of the Fund of Funds are borne by the Underlying Funds based on each Underlying Fund's proportionate share of assets owned by the Fund of Funds. No Underlying Funds will be charged expenses that exceed the estimated savings to each respective Underlying Fund. These estimated savings appear in the form of reduced transfer agent costs resulting from the elimination of separate shareholder accounts which either currently are or have potential to be invested in the Underlying Funds. Rather than having each investor open a shareholder account to invest individually in the Underlying Funds, the Fund of Funds act as omnibus accounts combining thousands of individual shareholder accounts into a single account. This benefits the Underlying Funds, by significantly reducing the number of shareholder accounts that need to be maintained, and by the omnibus accounts' netting out the trades of individual shareholders to a point where the Fund of Funds only execute one trade each day with each Underlying Fund. In the event that the financial benefits to the Underlying Funds do not exceed aggregate expenses of any Fund of Fund, the Advisor will reimburse the respective Underlying Funds. This arrangement will be discontinued on July 1, 2005. However, the Advisor will enter into a new arrangement to waive or reimburse certain direct expenses of the Fund of Funds and it is not expected that the expense ratios of the Fund of Funds will increase as a result of the discontinuation of the current arrangements.

                                               Notes to Financial Statements  51

FRANK RUSSELL INVESTMENT COMPANY
LIFEPOINTS(R) FUNDS

NOTES TO FINANCIAL STATEMENTS, CONTINUED -- APRIL 30, 2005 (UNAUDITED)

--------------------------------------------------------------------------------

   For the period ended April 30, 2005, the special servicing expense pushed down to the Underlying Funds amounted to:

                   FUNDS                       AMOUNT
   -------------------------------------------------------
   Equity Aggressive Strategy             $        706,694
   Aggressive Strategy                           1,294,226
   Balanced Strategy                             1,676,911
   Moderate Strategy                               494,203
   Conservative Strategy                           342,693
   2010 Strategy                                    33,564
   2020 Strategy                                    33,563
   2030 Strategy                                    33,562
   2040 Strategy                                    33,561

   Transfer agent

   The Investment Company has a contract with FRIMCo to provide transfer agent services to the Funds. Total fees for the Funds presented herein for the period ended April 30, 2005 were $2,387,207. The Underlying Funds have borne this expense pursuant to the special servicing arrangements described above.

   Distributor and Shareholder Servicing

   Pursuant to the Distribution Agreement with the Investment Company, Russell Fund Distributors, Inc. ("Distributor"), a wholly-owned subsidiary of FRIMCo, serves as distributor for all Investment Company portfolio shares, including Class A, Class C, Class D, and Class E shares of the Funds.

   The Investment Company has a Distribution Plan pursuant to Rule 12b-1 (the "Plan") under the 1940 Act. Under this Plan, the Investment Company is authorized to make payments to the Distributor or any Selling Agents, as defined in the Plan for sales support services provided, and related expenses incurred which are primarily intended to result in the sale of the Class A, Class C and Class D shares subject to the Distribution Plan. The 12b-1 distribution payments shall not exceed 0.25% of the average daily net assets of a Fund's Class A or Class D shares or 0.75% of the average daily net assets of a Fund's Class C shares on an annual basis.

   In addition, the Investment Company has adopted a Shareholder Services Plan (the "Services Plan") under which the Funds may make payments to the Distributor or any Servicing Agent for any activities or expenses primarily intended to assist, support or service the Servicing Agents' clients who beneficially own Class C, Class D, and Class E shares of the Funds. The shareholder servicing payments shall not exceed 0.25% of the average daily net assets of a Fund's Class C, Class D, and Class E shares on an annual basis.

   Pursuant to the rules of the National Association of Securities Dealers, Inc. ("NASD"), the aggregate initial sales charges and asset-based sales charges on Shares of the Funds may not exceed 6.25% of total gross sales, subject to certain exclusions. This 6.25% limitation is imposed at the class level on each of the Class A shares, Class C and Class D shares of each Fund rather than on a per shareholder basis. Therefore, long-term shareholders of the Class A, Class C and Class D shares may pay more than the economic equivalent of the maximum sales charges permitted by the NASD. For the period ended April 30, 2005, the sales commissions paid to the distributors for the sale of Class A shares are as follows:

                                             AGGREGATE      CLASS A FRONT-END
                                          FRONT-END SALES     SALES CHARGES
                                            CHARGES ON         RETAINED BY
                   FUNDS                  CLASS A SHARES       DISTRIBUTOR
   --------------------------------------------------------------------------
   Equity Aggressive Strategy             $      650,390     $      115,733
   Aggressive Strategy                         2,838,905            539,921
   Balanced Strategy                           3,541,431            698,520
   Moderate Strategy                             571,623            102,104
   Conservative Strategy                         244,388             34,982

 52  Notes to Financial Statements

FRANK RUSSELL INVESTMENT COMPANY
LIFEPOINTS(R) FUNDS

NOTES TO FINANCIAL STATEMENTS, CONTINUED -- APRIL 30, 2005 (UNAUDITED)

--------------------------------------------------------------------------------

   Accrued fees payable to affiliates as of April 30, 2005 were as follows:

                                       EQUITY AGGRESSIVE       AGGRESSIVE           BALANCED            MODERATE
                                           STRATEGY             STRATEGY            STRATEGY            STRATEGY
   -----------------------------------------------------------------------------------------------------------------
   Distribution fees                   $        212,544     $        451,328    $        728,772    $        175,244
   Shareholder servicing fees                   138,658              277,905             415,815             120,443
                                       ----------------     ----------------    ----------------    ----------------
                                       $        351,202     $        729,233    $      1,144,587    $        295,687
                                       ================     ================    ================    ================

                                       CONSERVATIVE
                                         STRATEGY
   --------------------------------------------------
   Distribution fees                 $         88,050
   Shareholder servicing fees                  85,508
                                     ----------------
                                     $        173,558
                                     ================

                                  2010 STRATEGY       2020 STRATEGY       2030 STRATEGY       2040 STRATEGY
   ----------------------------------------------------------------------------------------------------------
   Distribution fees             $            202    $            202    $            202    $            201
   Shareholder servicing fees                 405                 404                 403                 402
                                 ----------------    ----------------    ----------------    ----------------
                                 $            607    $            606    $            605    $            603
                                 ================    ================    ================    ================

   Board of Trustees

   The Russell Fund Complex consists of Frank Russell Investment Company ("FRIC"), which has 34 Funds, and Russell Investment Funds ("RIF"), which has five Funds. Each of the Trustees is a Trustee for both FRIC and RIF. During the period, the Russell Fund Complex paid each of its Trustees not affiliated with FRIMCo a retainer of $52,000 per year, $5,000 for each regular quarterly meeting attended in person, $2,000 for each special meeting attended in person, and $2,000 for each Audit Committee meeting or Nominating and Governance Committee meeting or any other committee meeting established and approved by the Board that is attended in person. Each Trustee receives a $500 fee for attending the meetings (quarterly, special, committee) by phone instead of receiving the full fee had the member attended in person. Trustees' out of pocket expenses are also paid by the Russell Fund Complex. During the period, the Lead Trustee was paid a fee of $10,000 per year. The Audit Committee Chair was paid a fee of $12,000 per year and the Nominating and Governance Committee Chair was paid a fee of $6,000 per year.

   Transactions With Affiliated Companies

   An affiliated company is a company in which a Fund has ownership of at least 5% of the voting securities. Transactions during the period ended April 30, 2005 with Underlying Funds which are or were affiliates are as follows:

                                                      PURCHASES             SALES              INCOME           CAPITAL GAINS
                     AFFILIATE                          COST                COST            DISTRIBUTIONS       DISTRIBUTIONS
   ----------------------------------------------------------------------------------------------------------------------------
   Equity Aggressive Strategy
   Diversified Equity                             $      30,688,913   $       1,395,144   $       1,066,747   $              --
   Special Growth                                        18,111,063             454,828           2,005,232           3,392,021
   Quantitative Equity                                   34,382,235           1,420,272           1,301,691                  --
   International Securities                              25,783,562           1,403,106           3,153,861                  --
   Emerging Markets                                       3,663,139           1,580,736             427,340                  --
   Real Estate Securities                                15,194,657           1,255,873           1,386,691           3,572,684
                                                  -----------------   -----------------   -----------------   -----------------
                                                  $     127,823,569   $       7,509,959   $       9,341,562   $       6,964,705
                                                  =================   =================   =================   =================
   Aggressive Strategy
   Diversified Equity                             $      61,372,774   $              --   $       1,804,393   $              --
   Special Growth                                        34,128,723               1,193           3,555,707           6,014,780
   Quantitative Equity                                   67,073,249                  --           2,198,773                  --
   International Securities                              50,751,722             832,049           5,289,357                  --
   Emerging Markets                                       6,067,558             805,953             723,992                  --
   Real Estate Securities                                27,919,944             324,756           2,553,639           6,561,402
   Multistrategy Bond                                    85,082,708               5,433           7,312,795           1,822,524
                                                  -----------------   -----------------   -----------------   -----------------
                                                  $     332,396,678   $       1,969,384   $      23,438,656   $      14,398,706
                                                  =================   =================   =================   =================

                                               Notes to Financial Statements  53

FRANK RUSSELL INVESTMENT COMPANY
LIFEPOINTS(R) FUNDS

NOTES TO FINANCIAL STATEMENTS, CONTINUED -- APRIL 30, 2005 (UNAUDITED)

--------------------------------------------------------------------------------

                                                      PURCHASES             SALES              INCOME           CAPITAL GAINS
                     AFFILIATE                          COST                COST            DISTRIBUTIONS       DISTRIBUTIONS
   ----------------------------------------------------------------------------------------------------------------------------
   Balanced Strategy
   Diversified Equity                             $      51,457,811   $         629,507   $       1,957,828   $              --
   Special Growth                                        38,966,142              91,487           4,466,252           7,622,706
   Quantitative Equity                                   58,056,133             670,082           2,386,803                  --
   International Securities                              54,346,752           1,403,101           6,943,369                  --
   Emerging Markets                                       4,475,821             949,867             855,646                  --
   Real Estate Securities                                29,651,186             149,351           3,334,652           8,614,265
   Diversified Bond                                     108,962,483             150,915           8,104,933           2,698,080
   Multistrategy Bond                                   113,138,787             132,665          11,343,444           2,842,466
                                                  -----------------   -----------------   -----------------   -----------------
                                                  $     459,055,115   $       4,176,975   $      39,392,927   $      21,777,517
                                                  =================   =================   =================   =================
   Moderate Strategy
   Short Duration Bond                            $      32,661,631   $       1,052,860   $       2,806,110   $         158,876
   Diversified Bond                                      28,899,245           1,490,472           2,995,421             999,800
                                                  -----------------   -----------------   -----------------   -----------------
                                                  $      61,560,876   $       2,543,332   $       5,801,531   $       1,158,676
                                                  =================   =================   =================   =================
   Conservative Strategy
   Short Duration Bond                            $      27,517,268   $       8,276,790   $       3,248,071   $         187,675
   Diversified Bond                                      11,503,122           3,809,088           1,621,259             547,223
                                                  -----------------   -----------------   -----------------   -----------------
                                                  $      39,020,390   $      12,085,878   $       4,869,330   $         734,898
                                                  =================   =================   =================   =================

   For the period ended April 30, 2005 the 2010 Strategy Fund, 2020 Strategy Fund, 2030 Strategy Fund or 2040 Strategy Fund did not own more than 5% of the voting securities in the Underlying Funds.

5. FEDERAL INCOME TAXES

   At October 31, 2004, certain Funds had net tax basis capital loss carryforwards which may be applied against any realized net taxable gains in each succeeding year or until their respective expiration dates, whichever occurs first. Available capital loss carryforwards and expiration dates are as follows:

                   FUNDS                       10/31/10              10/31/11               TOTALS
   ------------------------------------------------------------------------------------------------------
   Equity Aggressive Strategy             $           539,797   $           333,051   $           872,848
   Aggressive Strategy                                     --             2,494,492             2,494,492

   At April 30, 2005, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

                                    EQUITY AGGRESSIVE      AGGRESSIVE          BALANCED           MODERATE         CONSERVATIVE
                                        STRATEGY            STRATEGY           STRATEGY           STRATEGY           STRATEGY
   ------------------------------------------------------------------------------------------------------------------------------
   Cost of Investments              $    806,255,045    $  1,762,100,178   $  2,718,029,114   $    731,431,613   $    480,407,749
                                    ================    ================   ================   ================   ================
   Unrealized Appreciation          $     58,131,280    $    137,325,441   $    216,017,289   $     43,152,671   $     22,044,140
   Unrealized Depreciation                        --                  --                 --           (969,574)        (1,433,964)
                                    ----------------    ----------------   ----------------   ----------------   ----------------
   Net Unrealized Appreciation
      (Depreciation)                $     58,131,280    $    137,325,441   $    216,017,289   $     42,183,097   $     20,610,176
                                    ================    ================   ================   ================   ================

                                      2010 STRATEGY      2020 STRATEGY      2030 STRATEGY      2040 STRATEGY
   -----------------------------------------------------------------------------------------------------------
   Cost of Investments               $      3,012,055   $      3,010,584   $      3,009,002   $      3,007,372
                                     ================   ================   ================   ================
   Unrealized Appreciation           $              5   $             16   $             21   $             21
   Unrealized Depreciation                    (59,413)           (68,110)           (77,217)           (86,734)
                                     ----------------   ----------------   ----------------   ----------------
   Net Unrealized Appreciation
      (Depreciation)                 $        (59,408)  $        (68,094)  $        (77,196)  $        (86,713)
                                     ================   ================   ================   ================

 54  Notes to Financial Statements

FRANK RUSSELL INVESTMENT COMPANY
LIFEPOINTS(R) FUNDS

NOTES TO FINANCIAL STATEMENTS, CONTINUED -- APRIL 30, 2005 (UNAUDITED)

--------------------------------------------------------------------------------

6. FUND SHARE TRANSACTIONS (amounts in thousands)

   Share transactions for the periods ended April 30, 2005 and October 31, 2004 were as follows:

                                                                 SHARES                                  DOLLARS
                                                  -------------------------------------   -------------------------------------
                                                        2005                2004                2005                2004
   EQUITY AGGRESSIVE STRATEGY                     -----------------   -----------------   -----------------   -----------------
      Class A
      Proceeds from shares sold                               2,561               3,956   $          25,701   $          35,957
      Proceeds from reinvestment of
         distributions                                           53                  16                 535                 146
      Payments for shares redeemed                             (221)               (260)             (2,213)             (2,356)
                                                  -----------------   -----------------   -----------------   -----------------
      Net increase (decrease)                                 2,393               3,712              24,023              33,747
                                                  -----------------   -----------------   -----------------   -----------------
      Class C
      Proceeds from shares sold                               5,384              12,340              51,933             107,801
      Proceeds from reinvestment of
         distributions                                          160                  91               1,559                 779
      Payments for shares redeemed                           (1,704)             (3,374)            (16,428)            (29,412)
                                                  -----------------   -----------------   -----------------   -----------------
      Net increase (decrease)                                 3,840               9,057              37,064              79,168
                                                  -----------------   -----------------   -----------------   -----------------
      Class D
      Proceeds from shares sold                               4,372              12,353              43,070             109,960
      Proceeds from reinvestment of
         distributions                                          235                 168               2,336               1,482
      Payments for shares redeemed                           (1,726)             (3,572)            (17,078)            (32,004)
                                                  -----------------   -----------------   -----------------   -----------------
      Net increase (decrease)                                 2,881               8,949              28,328              79,438
                                                  -----------------   -----------------   -----------------   -----------------
      Class E
      Proceeds from shares sold                               3,507               7,666              34,563              68,614
      Proceeds from reinvestment of
         distributions                                          177                 180               1,775               1,591
      Payments for shares redeemed                           (1,926)            (10,021)            (19,061)            (89,981)
                                                  -----------------   -----------------   -----------------   -----------------
      Net increase (decrease)                                 1,758              (2,175)             17,277             (19,776)
                                                  -----------------   -----------------   -----------------   -----------------
      Class S
      Proceeds from shares sold                               2,781               5,868              27,743              52,957
      Proceeds from reinvestment of
         distributions                                          131                 109               1,321                 974
      Payments for shares redeemed                           (2,285)             (4,692)            (22,841)            (41,945)
                                                  -----------------   -----------------   -----------------   -----------------
      Net increase (decrease)                                   627               1,285               6,223              11,986
                                                  -----------------   -----------------   -----------------   -----------------
      Total increase (decrease)                              11,499              20,828   $         112,915   $         184,563
                                                  =================   =================   =================   =================

                                               Notes to Financial Statements  55

FRANK RUSSELL INVESTMENT COMPANY
LIFEPOINTS(R) FUNDS

NOTES TO FINANCIAL STATEMENTS, CONTINUED -- APRIL 30, 2005 (UNAUDITED)

--------------------------------------------------------------------------------

6. FUND SHARE TRANSACTIONS (amounts in thousands) (continued)


                                                                 SHARES                                  DOLLARS
                                                  -------------------------------------   -------------------------------------
                                                        2005                2004                2005                2004
   AGGRESSIVE STRATEGY                            -----------------   -----------------   -----------------   -----------------
      Class A
      Proceeds from shares sold                              10,302              12,939   $         107,547   $         124,598
      Proceeds from reinvestment of
         distributions                                          238                 103               2,507               1,008
      Payments for shares redeemed                             (708)               (506)             (7,371)             (4,896)
                                                  -----------------   -----------------   -----------------   -----------------
      Net increase (decrease)                                 9,832              12,536             102,683             120,710
                                                  -----------------   -----------------   -----------------   -----------------
      Class C
      Proceeds from shares sold                              10,935              19,726             113,367             188,886
      Proceeds from reinvestment of
         distributions                                          365                 289               3,815               2,791
      Payments for shares redeemed                           (3,491)             (5,656)            (36,141)            (53,981)
                                                  -----------------   -----------------   -----------------   -----------------
      Net increase (decrease)                                 7,809              14,359              81,041             137,696
                                                  -----------------   -----------------   -----------------   -----------------
      Class D
      Proceeds from shares sold                               8,063              22,477              84,378             217,015
      Proceeds from reinvestment of
         distributions                                          544                 450               5,734               4,386
      Payments for shares redeemed                           (1,476)             (2,974)            (15,415)            (28,740)
                                                  -----------------   -----------------   -----------------   -----------------
      Net increase (decrease)                                 7,131              19,953              74,697             192,661
                                                  -----------------   -----------------   -----------------   -----------------
      Class E
      Proceeds from shares sold                               4,961              12,109              51,815             116,639
      Proceeds from reinvestment of
         distributions                                          397                 399               4,170               3,876
      Payments for shares redeemed                           (2,581)             (7,178)            (26,958)            (69,050)
                                                  -----------------   -----------------   -----------------   -----------------
      Net increase (decrease)                                 2,777               5,330              29,027              51,465
                                                  -----------------   -----------------   -----------------   -----------------
      Class S
      Proceeds from shares sold                               5,028              11,280              52,780             109,104
      Proceeds from reinvestment of
         distributions                                          312                 302               3,283               2,949
      Payments for shares redeemed                           (2,568)             (4,333)            (26,926)            (41,980)
                                                  -----------------   -----------------   -----------------   -----------------
      Net increase (decrease)                                 2,772               7,249              29,137              70,073
                                                  -----------------   -----------------   -----------------   -----------------
      Total increase (decrease)                              30,321              59,427   $         316,585   $         572,605
                                                  =================   =================   =================   =================

 56  Notes to Financial Statements

FRANK RUSSELL INVESTMENT COMPANY
LIFEPOINTS(R) FUNDS

NOTES TO FINANCIAL STATEMENTS, CONTINUED -- APRIL 30, 2005 (UNAUDITED)

--------------------------------------------------------------------------------

6. FUND SHARE TRANSACTIONS (amounts in thousands) (continued)


                                                                 SHARES                                  DOLLARS
                                                  -------------------------------------   -------------------------------------
                                                        2005                2004                2005                2004
   BALANCED STRATEGY                              -----------------   -----------------   -----------------   -----------------
      Class A
      Proceeds from shares sold                              14,968              21,684   $         159,723   $         217,864
      Proceeds from reinvestment of
         distributions                                          512                 236               5,488               2,379
      Payments for shares redeemed                           (1,510)               (960)            (16,153)             (9,597)
                                                  -----------------   -----------------   -----------------   -----------------
      Net increase (decrease)                                13,970              20,960             149,058             210,646
                                                  -----------------   -----------------   -----------------   -----------------
      Class C
      Proceeds from shares sold                              16,944              30,947             179,833             308,764
      Proceeds from reinvestment of
         distributions                                          834                 758               8,906               7,536
      Payments for shares redeemed                           (5,732)             (9,413)            (60,843)            (93,840)
                                                  -----------------   -----------------   -----------------   -----------------
      Net increase (decrease)                                12,046              22,292             127,896             222,460
                                                  -----------------   -----------------   -----------------   -----------------
      Class D
      Proceeds from shares sold                              10,766              27,719             114,985             278,061
      Proceeds from reinvestment of
         distributions                                        1,027                 991              11,023               9,935
      Payments for shares redeemed                           (2,063)             (4,429)            (22,043)            (44,562)
                                                  -----------------   -----------------   -----------------   -----------------
      Net increase (decrease)                                 9,730              24,281             103,965             243,434
                                                  -----------------   -----------------   -----------------   -----------------
      Class E
      Proceeds from shares sold                               5,609              15,502              59,980             155,584
      Proceeds from reinvestment of
         distributions                                          663                 886               7,109               8,853
      Payments for shares redeemed                           (3,150)            (19,006)            (33,684)           (190,604)
                                                  -----------------   -----------------   -----------------   -----------------
      Net increase (decrease)                                 3,122              (2,618)             33,405             (26,167)
                                                  -----------------   -----------------   -----------------   -----------------
      Class S
      Proceeds from shares sold                               7,501              19,356              80,439             194,884
      Proceeds from reinvestment of
         distributions                                          633                 685               6,813               6,888
      Payments for shares redeemed                           (5,333)             (7,762)            (57,186)            (78,330)
                                                  -----------------   -----------------   -----------------   -----------------
      Net increase (decrease)                                 2,801              12,279              30,066             123,442
                                                  -----------------   -----------------   -----------------   -----------------
      Total increase (decrease)                              41,669              77,194   $         444,390   $         773,815
                                                  =================   =================   =================   =================

                                               Notes to Financial Statements  57

FRANK RUSSELL INVESTMENT COMPANY
LIFEPOINTS(R) FUNDS

NOTES TO FINANCIAL STATEMENTS, CONTINUED -- APRIL 30, 2005 (UNAUDITED)

--------------------------------------------------------------------------------

6. FUND SHARE TRANSACTIONS (amounts in thousands) (continued)


                                                                 SHARES                                  DOLLARS
                                                  -------------------------------------   -------------------------------------
                                                        2005                2004                2005                2004
   MODERATE STRATEGY                              -----------------   -----------------   -----------------   -----------------
      Class A
      Proceeds from shares sold                               2,859               3,834   $          30,509   $          39,433
      Proceeds from reinvestment of
         distributions                                           88                  57                 942                 592
      Payments for shares redeemed                             (351)               (523)             (3,747)             (5,380)
                                                  -----------------   -----------------   -----------------   -----------------
      Net increase (decrease)                                 2,596               3,368              27,704              34,645
                                                  -----------------   -----------------   -----------------   -----------------
      Class C
      Proceeds from shares sold                               3,373               7,479              35,840              76,703
      Proceeds from reinvestment of
         distributions                                          158                 163               1,683               1,677
      Payments for shares redeemed                           (1,974)             (3,239)            (20,958)            (33,207)
                                                  -----------------   -----------------   -----------------   -----------------
      Net increase (decrease)                                 1,557               4,403              16,565              45,173
                                                  -----------------   -----------------   -----------------   -----------------
      Class D
      Proceeds from shares sold                               3,325              10,719              35,578             110,616
      Proceeds from reinvestment of
         distributions                                          339                 354               3,632               3,665
      Payments for shares redeemed                           (1,028)             (2,263)            (10,982)            (23,166)
                                                  -----------------   -----------------   -----------------   -----------------
      Net increase (decrease)                                 2,636               8,810              28,228              91,115
                                                  -----------------   -----------------   -----------------   -----------------
      Class E
      Proceeds from shares sold                               2,420               6,293              25,856              64,629
      Proceeds from reinvestment of
         distributions                                          187                 218               1,997               2,243
      Payments for shares redeemed                           (1,824)             (3,822)            (19,469)            (39,271)
                                                  -----------------   -----------------   -----------------   -----------------
      Net increase (decrease)                                   783               2,689               8,384              27,601
                                                  -----------------   -----------------   -----------------   -----------------
      Class S
      Proceeds from shares sold                               1,269               5,323              13,578              54,914
      Proceeds from reinvestment of
         distributions                                          140                 167               1,498               1,728
      Payments for shares redeemed                           (1,786)             (2,778)            (19,106)            (28,724)
                                                  -----------------   -----------------   -----------------   -----------------
      Net increase (decrease)                                  (377)              2,712              (4,030)             27,918
                                                  -----------------   -----------------   -----------------   -----------------
      Total increase (decrease)                               7,195              21,982   $          76,851   $         226,452
                                                  =================   =================   =================   =================

 58  Notes to Financial Statements

FRANK RUSSELL INVESTMENT COMPANY
LIFEPOINTS(R) FUNDS

NOTES TO FINANCIAL STATEMENTS, CONTINUED -- APRIL 30, 2005 (UNAUDITED)

--------------------------------------------------------------------------------

6. FUND SHARE TRANSACTIONS (amounts in thousands) (continued)


                                                                 SHARES                                  DOLLARS
                                                  -------------------------------------   -------------------------------------
                                                        2005                2004                2005                2004
   CONSERVATIVE STRATEGY                          -----------------   -----------------   -----------------   -----------------
      Class A
      Proceeds from shares sold                               1,462               1,577   $          15,639   $          16,639
      Proceeds from reinvestment of
         distributions                                           36                  22                 382                 229
      Payments for shares redeemed                             (307)               (184)             (3,277)             (1,937)
                                                  -----------------   -----------------   -----------------   -----------------
      Net increase (decrease)                                 1,191               1,415              12,744              14,931
                                                  -----------------   -----------------   -----------------   -----------------
      Class C
      Proceeds from shares sold                               2,292               3,975              24,356              41,731
      Proceeds from reinvestment of
         distributions                                           78                  91                 832                 954
      Payments for shares redeemed                           (1,481)             (2,168)            (15,749)            (22,715)
                                                  -----------------   -----------------   -----------------   -----------------
      Net increase (decrease)                                   889               1,898               9,439              19,970
                                                  -----------------   -----------------   -----------------   -----------------
      Class D
      Proceeds from shares sold                               2,104               6,212              22,598              65,717
      Proceeds from reinvestment of
         distributions                                          187                 229               1,997               2,427
      Payments for shares redeemed                           (1,566)             (1,600)            (16,771)            (16,889)
                                                  -----------------   -----------------   -----------------   -----------------
      Net increase (decrease)                                   725               4,841               7,824              51,255
                                                  -----------------   -----------------   -----------------   -----------------
      Class E
      Proceeds from shares sold                               1,197               3,147              12,789              33,167
      Proceeds from reinvestment of
         distributions                                          249                 417               2,656               4,398
      Payments for shares redeemed                           (1,844)             (5,031)            (19,720)            (53,005)
                                                  -----------------   -----------------   -----------------   -----------------
      Net increase (decrease)                                  (398)             (1,467)             (4,275)            (15,440)
                                                  -----------------   -----------------   -----------------   -----------------
      Class S
      Proceeds from shares sold                               1,112               2,026              11,954              21,477
      Proceeds from reinvestment of
         distributions                                           59                  84                 630                 886
      Payments for shares redeemed                             (751)             (1,571)             (8,068)            (16,652)
                                                  -----------------   -----------------   -----------------   -----------------
      Net increase (decrease)                                   420                 539               4,516               5,711
                                                  -----------------   -----------------   -----------------   -----------------
      Total increase (decrease)                               2,827               7,226   $          30,248   $          76,427
                                                  =================   =================   =================   =================

                                               Notes to Financial Statements  59

FRANK RUSSELL INVESTMENT COMPANY
LIFEPOINTS(R) FUNDS

NOTES TO FINANCIAL STATEMENTS, CONTINUED -- APRIL 30, 2005 (UNAUDITED)

--------------------------------------------------------------------------------

6. FUND SHARE TRANSACTIONS (amounts in thousands) (continued)


                                                                      SHARES              DOLLARS
                                                                 -----------------   -----------------
                                                                       2005*               2005*
   2010 STRATEGY                                                 -----------------   -----------------
      Class D
      Proceeds from shares sold                                                100   $           1,000
      Proceeds from reinvestment of distributions                               --                   3
      Payments for shares redeemed                                              --                  --
                                                                 -----------------   -----------------
      Net increase (decrease)                                                  100               1,003
                                                                 -----------------   -----------------
      Class E
      Proceeds from shares sold                                                100               1,000
      Proceeds from reinvestment of distributions                               --                   4
      Payments for shares redeemed                                              --                  --
                                                                 -----------------   -----------------
      Net increase (decrease)                                                  100               1,004
                                                                 -----------------   -----------------
      Class S
      Proceeds from shares sold                                                100               1,000
      Proceeds from reinvestment of distributions                               --                   5
      Payments for shares redeemed                                              --                  --
                                                                 -----------------   -----------------
      Net increase (decrease)                                                  100               1,005
                                                                 -----------------   -----------------
      Total increase (decrease)                                                300   $           3,012
                                                                 =================   =================

                                                                      SHARES              DOLLARS
                                                                 -----------------   -----------------
                                                                       2005*               2005*
   2020 STRATEGY                                                 -----------------   -----------------
      Class D
      Proceeds from shares sold                                                100   $           1,000
      Proceeds from reinvestment of distributions                               --                   3
      Payments for shares redeemed                                              --                  --
                                                                 -----------------   -----------------
      Net increase (decrease)                                                  100               1,003
                                                                 -----------------   -----------------
      Class E
      Proceeds from shares sold                                                100               1,000
      Proceeds from reinvestment of distributions                               --                   4
      Payments for shares redeemed                                              --                  --
                                                                 -----------------   -----------------
      Net increase (decrease)                                                  100               1,004
                                                                 -----------------   -----------------
      Class S
      Proceeds from shares sold                                                100               1,000
      Proceeds from reinvestment of distributions                               --                   4
      Payments for shares redeemed                                              --                  --
                                                                 -----------------   -----------------
      Net increase (decrease)                                                  100               1,004
                                                                 -----------------   -----------------
      Total increase (decrease)                                                300   $           3,011
                                                                 =================   =================

 60  Notes to Financial Statements

FRANK RUSSELL INVESTMENT COMPANY
LIFEPOINTS(R) FUNDS

NOTES TO FINANCIAL STATEMENTS, CONTINUED -- APRIL 30, 2005 (UNAUDITED)

--------------------------------------------------------------------------------

6. FUND SHARE TRANSACTIONS (amounts in thousands) (continued)


                                                                      SHARES              DOLLARS
                                                                 -----------------   -----------------
                                                                       2005*               2005*
   2030 STRATEGY                                                 -----------------   -----------------
      Class D
      Proceeds from shares sold                                                100   $           1,000
      Proceeds from reinvestment of distributions                               --                   3
      Payments for shares redeemed                                              --                  --
                                                                 -----------------   -----------------
      Net increase (decrease)                                                  100               1,003
                                                                 -----------------   -----------------
      Class E
      Proceeds from shares sold                                                100               1,000
      Proceeds from reinvestment of distributions                               --                   3
      Payments for shares redeemed                                              --                  --
                                                                 -----------------   -----------------
      Net increase (decrease)                                                  100               1,003
                                                                 -----------------   -----------------
      Class S
      Proceeds from shares sold                                                100               1,000
      Proceeds from reinvestment of distributions                               --                   3
      Payments for shares redeemed                                              --                  --
                                                                 -----------------   -----------------
      Net increase (decrease)                                                  100               1,003
                                                                 -----------------   -----------------
      Total increase (decrease)                                                300   $           3,009
                                                                 =================   =================

                                                                      SHARES              DOLLARS
                                                                 -----------------   -----------------
                                                                       2005*               2005*
   2040 STRATEGY                                                 -----------------   -----------------
      Class D
      Proceeds from shares sold                                                100   $           1,000
      Proceeds from reinvestment of distributions                               --                   2
      Payments for shares redeemed                                              --                  --
                                                                 -----------------   -----------------
      Net increase (decrease)                                                  100               1,002
                                                                 -----------------   -----------------
      Class E
      Proceeds from shares sold                                                100               1,000
      Proceeds from reinvestment of distributions                               --                   2
      Payments for shares redeemed                                              --                  --
                                                                 -----------------   -----------------
      Net increase (decrease)                                                  100               1,002
                                                                 -----------------   -----------------
      Class S
      Proceeds from shares sold                                                100               1,000
      Proceeds from reinvestment of distributions                               --                   3
      Payments for shares redeemed                                              --                  --
                                                                 -----------------   -----------------
      Net increase (decrease)                                                  100               1,003
                                                                 -----------------   -----------------
      Total increase (decrease)                                                300   $           3,007
                                                                 =================   =================

     * For the period January 1, 2005 (commencement of operations) to April 30, 2005.

7. LINE OF CREDIT

   The Investment Company has a $75 million revolving credit facility for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Funds are charged an

                                               Notes to Financial Statements  61

FRANK RUSSELL INVESTMENT COMPANY
LIFEPOINTS(R) FUNDS

NOTES TO FINANCIAL STATEMENTS, CONTINUED -- APRIL 30, 2005 (UNAUDITED)

--------------------------------------------------------------------------------

   annual commitment fee of .125% on the average daily unused amount of the aggregate commitment, which is allocated among each of the Funds. Interest is calculated at the Federal Fund Rate plus .50% annually. The Funds may borrow up to a maximum of 33.33% of the value of their net assets under the agreement. The agreement will expire December 21, 2005 and will be reviewed at such time for possible renewal. The Funds did not have any drawdowns for the period ended April 30, 2005.

8. BENEFICIAL INTEREST

   As of April 30, 2005, the following table includes shareholders with shares of beneficial interest of greater than 10% of the total outstanding shares of each respective Fund. Northwestern Mutual Life Insurance Company was the only shareholder in the 2010 Strategy, 2020 Strategy, 2030 Strategy and 2040 Strategy Funds.

                   FUNDS                   # OF SHAREHOLDERS             %
   --------------------------------------------------------------------------------
   Equity Aggressive Strategy                      2                    35.6
   Aggressive Strategy                             2                    31.9
   Balanced Strategy                               1                    20.8
   Moderate Strategy                               1                    28.6
   Conservative Strategy                           2                    47.9
   2010 Strategy                                   1                   100.0
   2020 Strategy                                   1                   100.0
   2030 Strategy                                   1                   100.0
   2040 Strategy                                   1                   100.0

 62  Notes to Financial Statements

FRANK RUSSELL INVESTMENT COMPANY
LIFEPOINTS(R) FUNDS

SHAREHOLDER REQUESTS FOR OTHER INFORMATION -- APRIL 30, 2005 (UNAUDITED)

--------------------------------------------------------------------------------

A description of the policies and procedures that the Fund has adopted to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling the Fund at (800) 787-7354, and (ii) on the Securities and Exchange Commission's website at www.sec.gov. Information on how the Funds voted proxies relating to portfolio securities during the 12-month period ended June 30, 2004 is available at www.russell.com and on the Securities and Exchange Commission's website at www.sec.gov.

The Funds will file their complete schedule of investments with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Funds' Form N-Q is available (i) without charge, upon request, by calling the Fund at (800) 787-7354, (ii) at www.russell.com, (iii) on the Securities and Exchange Commission's website at www.sec.gov., and (iv) at the Securities and Exchange Commission's public reference room.

                                  Shareholder Requests for Other Information  63

FRANK RUSSELL INVESTMENT COMPANY
LIFEPOINTS(R) FUNDS

BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACTS (UNAUDITED)

--------------------------------------------------------------------------------
APPROVAL OF INVESTMENT ADVISORY AGREEMENT

The Board of Trustees, including all of the Independent Trustees, last considered and approved the continuation of the advisory agreement with FRIMCo and the portfolio management contract (together, the "investment advisory agreements") with each Money Manager of the Underlying Funds at a meeting held on February 23, 2005. During the course of a year, the Trustees received a wide variety of materials regarding the investment performance of the Funds and the Underlying Funds, sales and redemptions of the Funds' and the Underlying Funds' shares, and the management of the Funds and the Underlying Funds by FRIMCo. In preparation for the annual review, the Board, with the advice and assistance of independent counsel, also received and considered (1) information and reports prepared by FRIMCo relating to the services provided by FRIMCo (and its affiliates) to the Funds and the Underlying Funds, including information requested by the Trustees, and (2) information received from an independent, nationally recognized provider of investment company information comparing the performance of each of the Funds and the Underlying Funds and their operating expenses over various periods of time with other peer funds ("Comparable Funds") not managed by FRIMCo believed by the provider to be generally comparable in investment objectives and size to the Funds and the Underlying Funds (collectively, the "Agreement Renewal Information").

Prior to voting, the Independent Trustees reviewed the proposed continuance of the investment advisory agreements with management and independent counsel and received a memorandum from independent counsel discussing the legal standards for their consideration of the proposed continuances. The Independent Trustees also reviewed the proposed continuance in a private session with independent counsel at which no representatives of FRIMCo or management were present. The discussion below reflects both of these reviews.

In evaluating the advisory agreement with FRIMCo and the portfolio management contracts with the Money Managers of the Underlying Funds, the Board considered that the Underlying Funds, in employing a manager-of-managers method of investment, operate in a manner that is distinctly different from most other investment companies. In the case of most other investment companies, an advisory fee is paid by the investment company to its adviser which in turn employs and compensates individual portfolio managers to make specific securities selections consistent with the adviser's style and investment philosophy. All Underlying Funds have multiple Money Managers.

The Board considered that FRIMCo (rather than any Money Manager) is responsible under the investment advisory agreement for determining, implementing and maintaining the investment program for each Underlying Fund. Assets of each Underlying Fund have been allocated among multiple Money Managers.

FRIMCo is responsible for selecting Money Managers for each Underlying Fund and for determining allocations and reallocations of assets among the Money Managers. Each Money Manager for an Underlying Fund in effect performs the function of an individual portfolio manager who is responsible for selecting portfolio securities for the portion of the Underlying Fund assigned to it by FRIMCo in accordance with the Underlying Fund's applicable investment objective, policies and restrictions (each, a "segment"). FRIMCo is responsible for communicating performance expectations and evaluations to each Money Manager; supervising compliance by each Money Manager with each Underlying Fund's investment objectives and policies; authorizing Money Managers to engage in certain investment strategies for an Underlying Fund; and recommending annually to the Board whether portfolio management contracts should be renewed, modified or terminated. In addition to its annual recommendation as to the renewal, modification or termination of portfolio management contracts, FRIMCo is responsible for recommending to the Board the restructuring of Underlying Fund segments and additions of new Money Managers or replacements of existing Money Managers at any time when, based on FRIMCo's research and analysis, such actions are appropriate. FRIMCo may develop specific constraints from time to time for each Money Manager intended to capitalize on the strengths of that Money Manager or to coordinate the investment activities of Money Managers for an Underlying Fund in a complementary manner. Therefore, FRIMCo's selection of Money Managers is made not only on the basis of performance considerations but anticipated compatibility with other Money Managers in the same Underlying Fund. The performance of individual Money Managers for an Underlying Fund may reflect the roles assigned to them by FRIMCo in the Underlying Fund's investment activities and any constraints placed by FRIMCo upon their selection of portfolio securities. In light of the foregoing, the overall performance of each Fund and Underlying Fund over appropriate periods reflects in great part the performance of FRIMCo in designing the Underlying Fund's investment program, structuring Underlying Fund segments, selecting an effective Money Manager for each segment with a style that is complementary to the styles of the Money Managers of other Underlying Fund segments, and allocating assets among the Money Managers in a manner designed to achieve the objectives of the Underlying Fund.

The Board also considered that the prospectuses for the Funds and Underlying Funds emphasize to investors FRIMCo's role as the principal investment manager for each Fund and Underlying Fund, rather than the investment selection role of the Underlying

 64  Basis for Approval of Investment Advisory Contracts

FRANK RUSSELL INVESTMENT COMPANY
LIFEPOINTS(R) FUNDS

BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACTS, CONTINUED (UNAUDITED)

--------------------------------------------------------------------------------

Funds' Money Managers, and describe the manner in which the Funds and Underlying Funds operate so that investors may take the information into account when deciding to purchase shares of any such Fund.

In addition to these general factors relating to the manager of managers structure of the Underlying Funds, the Trustees considered, with respect to each Fund and Underlying Fund, various specific factors on the basis of the Agreement Renewal Information in evaluating renewal of the advisory agreement with FRIMCo, including the following:

1. The nature, scope and quality of the services provided to the Fund and the Underlying Funds by FRIMCo;

2. The advisory fee paid by the Fund or Underlying Fund to FRIMCo and the fact that it encompasses all investment advisory fees paid by the Fund or Underlying Fund, including the fees for any Money Managers of such Underlying Fund;

3. Information provided by FRIMCo as to other fees and benefits received by FRIMCo or its affiliates from the Fund or Underlying Fund, including any administrative, transfer agent, cash management and securities lending fees, soft dollar arrangements and commissions in connection with portfolio securities transactions;

4. Information provided by FRIMCo as to investment advisory fees paid by Comparable Funds;

5. Information provided by FRIMCo as to expenses incurred by the Fund or Underlying Fund;

6. Information provided by FRIMCo as to the profits that FRIMCo derives from its mutual fund operations generally and from each Fund and Underlying Fund; and

7. The importance of supporting quality, long-term service by FRIMCo to help achieve the Fund's or Underlying Fund's investment performance, including the continuing need of FRIMCo to retain and attract qualified investment and service professionals to serve the Funds and Underlying Funds.

On the basis of the information received, the Board, in respect of each Fund and Underlying Fund, found the advisory fees charged and costs and expenses incurred by FRIMCo to be fair and reasonable; after giving effect to waivers and/or reimbursements; and considering the composition of the Comparable Funds, the relative performance and expense ratio of the Fund or Underlying Fund were comparable to those of peer funds; FRIMCo's methodology of allocating expenses of operating funds in the complex was reasonable; and FRIMCo's profitability with respect to the Fund or Underlying Fund was reasonable in light of the nature, scope and quality of the services provided by FRIMCo.

The Board considered for each Fund and Underlying Fund whether economies of scale have been realized and whether the fees for such Fund or Underlying Fund appropriately reflect or should be revised to reflect any such economies. In its deliberations, the Board noted its findings reached at a meeting held on December 6, 2004 that the investment advisory fees for each Fund and Underlying Fund appropriately reflect any economies of scale realized by that Fund or Underlying Fund. Its findings at the earlier meeting were based upon information and analyses prepared by FRIMCo, including information as to variability of Money Manager investment advisory fees and other factors associated with the manager of managers structure employed by most Underlying Funds relevant to the Board's deliberations, and took into consideration the Funds' and Underlying Funds' rising costs of compliance with applicable laws, rules and regulations.

The Trustees considered that fees payable to FRIMCo by institutional clients with investment objectives similar to those of Underlying Funds are lower, and may, in some cases, be substantially lower, than the rates paid by the Underlying Funds. FRIMCo reviewed with the Trustees the differences in the scope of services it provides to institutional clients and Underlying Funds. For example, institutional clients have fewer administrative needs than the Underlying Funds. It was further noted that since the Underlying Funds must constantly issue and redeem their shares, they are more difficult to manage than institutional accounts, where assets are relatively stable. Accordingly, the Trustees did not regard these fee differences as relevant to their deliberations.

The Board also considered the special expertise of FRIMCo with respect to the manager of managers structure of the Underlying Funds and the likelihood that, at the current expense ratio of each such Fund or Underlying Fund, there would be no acceptable alternative investment managers to replace FRIMCo on comparable terms given the need to conduct the manager of managers, multi-style strategy of such Fund or Underlying Fund selected by its shareholders in purchasing their shares.

With respect to the evaluation of the terms of portfolio management contracts with Money Managers, the Board received and considered information from FRIMCo reporting for each Money Manager, among other things, the Money Manager's performance over various periods; FRIMCo's assessment of the performance of each Money Manager; any significant business relationships

                         Basis for Approval of Investment Advisory Contracts  65

FRANK RUSSELL INVESTMENT COMPANY
LIFEPOINTS(R) FUNDS

BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACTS, CONTINUED (UNAUDITED)

--------------------------------------------------------------------------------

between the Money Manager and the Funds, the Underlying Funds, FRIMCo or FRIMCo's affiliates; and FRIMCo's recommendation to retain the Money Manager at the current fee rate, to retain the Money Manager at a reduced fee rate or to terminate the Money Manager. FRIMCo recommended that each Money Manager be retained at its current fee rate. FRIMCo advised the Board that it does not regard Money Manager profitability as relevant to its evaluation of the investment advisory agreements with Money Managers because the willingness of Money Managers to serve in such capacity depends upon arm's-length negotiations with FRIMCo; FRIMCo is aware of the fees charged by Money Managers to other clients; and FRIMCo believes that the fees agreed upon with Money Managers are fair and reasonable in light of the anticipated quality of investment advisory services to be rendered. The Board accepted FRIMCo's explanation in light of the Board's findings as to the fairness and reasonableness of the aggregate investment advisory fees paid by each Fund and Underlying Fund and the fact that each Money Manager's fee is paid by FRIMCo.

Based substantially upon FRIMCo's recommendations together with the information received from FRIMCo in support of its recommendations, the Board concluded that the fees paid to the Money Managers of each Underlying Fund were fair and reasonable in light of the quality of the investment advisory services provided and that continuation of the portfolio management agreement with each Money Manager of each Underlying Fund was in the interests of shareholders.

In their deliberations, the Trustees did not identify any particular information as to the investment advisory agreement with FRIMCo or, other than FRIMCo's recommendation, the portfolio management agreement with any Money Manager that was all-important or controlling and each Trustee attributed different weights to the various factors considered. The Trustees evaluated all information available to them on a Fund-by-Fund basis and their determinations were made in respect of each Fund and Underlying Fund.

At a meeting held on March 24, 2005, the Trustees received proposals from FRIMCo to effect certain Money Manager changes for the International Securities Fund; and at a meeting held on May 17, 2005 received proposals from FRIMCo to effect certain Money Manager changes for the Special Growth Fund. In the case of each such Underlying Fund, the Trustees approved the terms of the proposed portfolio management agreements with the successor Money Manager(s) based substantially upon FRIMCo's recommendation; its explanation as to the lack of relevance of profitability to the evaluation of portfolio management agreements with Money Managers; and its belief that the proposed investment advisory fees for the successor Money Manager(s) would be fair and reasonable in light of the anticipated quality of investment advisory services to be rendered. The Trustees also considered their findings at the February 23, 2005 meeting as to the fairness and reasonableness of the aggregate investment advisory fees paid by each affected Underlying Fund, and the fact that the aggregate investment advisory fees paid by such Underlying Fund would not increase as a result of the implementation of any proposed Money Manager change because each Money Manager's investment advisory fee is paid by FRIMCo.

At the meeting held on May 17, 2005, the Trustees also received a proposal from FRIMCo to manage directly approximately 5% of the assets of the Diversified Equity Fund (a "Participating Fund") utilizing a "select holdings strategy" pursuant to the terms of the Advisory Agreement between the Underlying Fund and FRIMCo. Under this strategy, FRIMCo analyzes the stocks purchased for a Participating Fund by each of the Underlying Fund's Money Managers to identify particular stocks that are concurrently overweighted by two or more of the Money Managers. FRIMCo uses a proprietary model to rank these stocks. Based on this ranking, FRIMCo will purchase additional shares of certain stocks for the Participating Fund. The strategy is designed to increase the Participating Fund's exposure to stocks that are collectively viewed as attractive by multiple Money Managers to the Participating Fund. Implementation of this strategy includes periodic rebalancing of the Participating Fund's holdings. The Trustees received and considered information from FRIMCo regarding the potential enhancements to the Participating Funds' performance based upon FRIMCo's limited experience in employing the same strategy for other types of investment accounts under its management. The Trustees also considered that FRIMCo would not be required to pay investment advisory fees to a Money Manager with respect to assets for which the select holdings strategy is utilized and that the profits derived by FRIMCo generally and from each Participating Fund consequently may increase incrementally. The Board, however, considered FRIMCo's advice that it will pay certain Money Managers additional fees for providing information and other services in connection with the select holdings strategy and expects to incur additional costs in implementing and carrying out the select holdings strategy; the limited amount of assets that would be managed directly by FRIMCo pursuant to the select holdings strategy; the fact that the aggregate investment advisory fees paid the Participating Fund would not increase as a result of the implementation of the select holdings strategy; and its findings at the meeting held on February 23, 2005 that the aggregate fees payable by the Participating Fund are fair and reasonable. Based upon the Agreement Renewal Information received from FRIMCo at the meeting held on February 23, 2005 and information concerning implementation of the select holdings strategy received from FRIMCo at the meetings held on February 23,

 66  Basis for Approval of Investment Advisory Contracts

FRANK RUSSELL INVESTMENT COMPANY
LIFEPOINTS(R) FUNDS

BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACTS, CONTINUED (UNAUDITED)

--------------------------------------------------------------------------------

2005 and May 17, 2005, the Board in the case of the Participating Fund accepted FRIMCo's select holdings strategy proposal, concluding in doing so that the investment advisory fees paid to FRIMCo by such Underlying Fund under its advisory agreement with FRIMCo continue to be fair and reasonable in light of the nature and anticipated quality of the investment advisory services to be rendered by FRIMCo.

                         Basis for Approval of Investment Advisory Contracts  67

FRANK RUSSELL INVESTMENT COMPANY
LIFEPOINTS(R) FUNDS

DISCLOSURE OF INFORMATION ABOUT FUND DIRECTORS -- APRIL 30, 2005 (UNAUDITED)

--------------------------------------------------------------------------------

The following tables provide information for each officer and trustee of the Russell Fund Complex. The Russell Fund Complex consists of Frank Russell Investment Company ("FRIC"), which has 34 funds, and Russell Investment Funds ("RIF"), which has five funds. Each of the trustees is a trustee of both FRIC and RIF. The first table provides information for trustees who are interested trustees. The second table provides information for the independent trustees. The third table provides information for the trustees emeritus. The fourth table provides information for the officers.

----------------------------------------------------------------------------------------------------------------------------
                                                                                             No. of
                                                                                           Portfolios
                                                                                           in Russell
                      Position(s) Held                                                        Fund
       Name,           with Fund and         Term           Principal Occupation(s)          Complex            Other
        Age,             Length of            of                   During the               Overseen      Directorships Held
      Address           Time Served         Office                Past 5 Years             by Trustee         by Trustee
----------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEES
----------------------------------------------------------------------------------------------------------------------------
 *Lynn L. Anderson,   Trustee since     Appointed until  - Vice Chairman, FRC                  39         - Trustee, The
 Born April 22, 1939  1987              successor is     - Chairman of the Board, FRIC                      SSgA Funds
                                        duly elected       and RIF                                          (investment
 909 A Street                           and qualified    - CEO, Russell Fund                                company)
 Tacoma, Washington                                        Distributors, Inc.
 98402-1616                                                (broker-dealer "RFD"))
                                                         - President and Chairman of
                                                           the Board, SSgA Funds
                                                           (investment company)
                                                         - Chairman of the Board, FRTC
                                                         - Until July 2004, Director,
                                                           Frank Russell Investments
                                                           (Ireland) Limited (Irish
                                                           limited company) and Frank
                                                           Russell Investments (Cayman)
                                                           Ltd. (manager of variable
                                                           capital investment companies)
                                                         - Until October 2002,
                                                           President and CEO, FRIC and
                                                           RIF
                                                         - Until January 2005, Chairman
                                                           of the Board, RFD and FRIMCo
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
 *Michael J.A.        Trustee Since     Appointed until  - Chairman of the Board, FRC          39         None
 Phillips,            2002              successor is     - 1990-2003, President, FRC
 Born January 20,                       duly elected     - 1993-2003, CEO, FRC
 1948                                   and qualified.   - Trustee, FRIC and RIF
                                                         - Director, FRTC; Frank
 909 A Street                                              Russell Investments (Suisse)
 Tacoma, Washington                                        S.A. (global investment
 98402-1616                                                services); Frank Russell
                                                           Company Limited (consultant
                                                           to institutional investors in
                                                           Europe and the UK)
                                                         - Chairman of the Board and
                                                           President, Russell 20-20
                                                           Association; and Frank
                                                           Russell Investments
                                                           (Delaware), Inc. (general
                                                           partner in various limited
                                                           partnerships ("FRIDI"))
                                                         - Until 2004, Director,
                                                           Russell Investment Group Pty.
                                                           Limited (consultant to
                                                           superannuation funds in
                                                           Australia); and Frank Russell
                                                           Japan Co., Ltd. (consultant
                                                           to institutional investors in
                                                           Japan)
                                                         - Director, Harold LeMay
                                                           Museum (classic car museum)
                                                         - Advisory board member,
                                                           University of Washington,
                                                           Tacoma (educational
                                                           institution)
----------------------------------------------------------------------------------------------------------------------------



* Each of Messrs. Anderson and Phillips is also an officer and/or director of one or more an affiliates of FRIC and RIF and is therefore an interested trustee.

 68  Disclosure of Information about Fund Directors

FRANK RUSSELL INVESTMENT COMPANY
LIFEPOINTS(R) FUNDS

DISCLOSURE OF INFORMATION ABOUT FUND DIRECTORS, CONTINUED -- APRIL 30, 2005 (UNAUDITED)

--------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
                                                                                             No. of
                                                                                           Portfolios
                                                                                           in Russell
                      Position(s) Held                                                        Fund
       Name,           with Fund and         Term           Principal Occupation(s)          Complex            Other
        Age,             Length of            of                   During the               Overseen      Directorships Held
      Address           Time Served         Office                Past 5 Years             by Trustee         by Trustee
----------------------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES
----------------------------------------------------------------------------------------------------------------------------
 Paul E. Anderson,    Trustee since     Appointed until  - 1996 to present, President,         39         None
 Born October 15,     1984              successor is       Anderson Management Group LLC
 1931                                   duly elected       (private investments
                                        and qualified      consulting)
 909 A Street
 Tacoma, Washington
 98402-1616
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
 Kristianne Blake,    Trustee since     Appointed until  - President, Kristianne Gates         39         - Trustee WM Group
 Born January 22,     2000              successor is       Blake, P.S. (accounting                          of Funds
 1954                                   duly elected       services)                                        (investment
                                        and qualified                                                       company);
 909 A Street                                                                                             - Director, Avista
 Tacoma, Washington                                                                                         Corp
 98402-1616
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
 Daniel P. Connealy,  Trustee since     Appointed until  - June 2004 to present, Senior        39         - Director, Gold
 Born June 6, 1946    2003              successor is       Vice President and Chief                         Banc Corporation,
                                        duly elected       Financial Officer, Waddell &                     Inc.
 909 A Street                           and qualified      Reed Financial, Inc.
 Tacoma, Washington                                      - 2003, Retired
 98402-1616                                              - 2001-2003, Vice President
                                                           and Chief Financial Officer,
                                                           Janus Capital Group Inc.
                                                         - 1979-2001, Audit and
                                                           Accounting Partner,
                                                           PricewaterhouseCoopers LLP
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
 Jonathan Fine,       Trustee since     Appointed until  - President and Chief                 39         None
 Born July 8, 1954    2004              successor is       Executive Officer, United Way
                                        duly elected       of King County, WA
 909 A Street                           and qualified    - 1996-2000, Chief Executive
 Tacoma, Washington                                        Officer, Seattle/King County
 98402-1616                                                Chapter of the American Red
                                                           Cross
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
 Lee C. Gingrich,     Trustee since     Appointed until  - Retired since 1995                  39         None
 Born October 6,      1984              successor is
 1930                                   duly elected
                                        and qualified
 909 A Street
 Tacoma, Washington
 98402-1616
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
 Raymond P.           Trustee since     Appointed until  - Currently, President,               39         None
 Tennison, Jr.,       2000              successor is       Simpson Investment Company
 Born December 21,                      duly elected       and several additional
 1955                                   and qualified      subsidiary companies,
                                                           including Simpson Timber
 909 A Street                                              Company, Simpson Paper
 Tacoma, Washington                                        Company and Simpson Tacoma
 98402-1616                                                Kraft Company
----------------------------------------------------------------------------------------------------------------------------

                              Disclosure of Information about Fund Directors  69

FRANK RUSSELL INVESTMENT COMPANY
LIFEPOINTS(R) FUNDS

DISCLOSURE OF INFORMATION ABOUT FUND DIRECTORS, CONTINUED -- APRIL 30, 2005 (UNAUDITED)

--------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
                                                                                             No. of
                                                                                           Portfolios
                                                                                           in Russell
                      Position(s) Held                                                        Fund
       Name,           with Fund and         Term           Principal Occupation(s)          Complex            Other
        Age,             Length of            of                   During the               Overseen      Directorships Held
      Address           Time Served         Office                Past 5 Years             by Trustee         by Trustee
----------------------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES (CONTINUED)
----------------------------------------------------------------------------------------------------------------------------
 Julie W. Weston,     Trustee since     Appointed until  - Retired since 2000                  39         None
 Born October 2,      2002              successor is     - 1987 to 2000, Arbitrator,
 1943                                   duly elected       The American Arbitration
                                        and qualified      Association Commercial Panel
 909 A Street                                            - 1995 to 1999, Hearing
 Tacoma, Washington                                        Officer, University of
 98402-1616                                                Washington
                                                         - 1987 to 2002, Director,
                                                           Smith Barney Fundamental
                                                           Value Fund
----------------------------------------------------------------------------------------------------------------------------
 TRUSTEES EMERITUS
----------------------------------------------------------------------------------------------------------------------------
 *George F. Russell,  Trustee Emeritus  Until            - Director Emeritus, Frank            39         None
 Jr.,                 and Chairman      resignation or     Russell Company (investment
 Born July 3, 1932    Emeritus since    removal            consultant to institutional
                      1999                                 investors ("FRC")); and
 909 A Street                                              FRIMCo
 Tacoma, Washington                                      - Chairman Emeritus, FRIC and
 98402-1616                                                RIF; Frank Russell
                                                           Securities, Inc.
                                                           (broker-dealer and investment
                                                           advisor ("FRS")); Russell
                                                           20-20 Association (non-profit
                                                           corporation); and Frank
                                                           Russell Trust Company
                                                           (non-depository trust company
                                                           ("FRTC"))
                                                         - Chairman, Sunshine
                                                           Management Services, LLC
                                                           (investment advisor)
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
 Paul Anton, Ph.D.,   Trustee Emeritus  Five year term   - Retired since 1997                  39         None
 Born December 1,     since 2003                         - Trustee of FRIC and RIF
 1919                                                      until 2002
 909 A Street
 Tacoma, Washington
 98402-1616
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
 William E. Baxter,   Trustee Emeritus  Five year term   - Retired since 1986                  39         None
 Born June 8, 1925    since 2004                         - Trustee of FRIC and RIF
                                                           until 2004
 909 A Street
 Tacoma, Washington
 98402-1616
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
 Eleanor W. Palmer,   Trustee Emeritus  Five year term   - Retired since 1981                  39         None
 Born May 5, 1926     since 2004                         - Trustee of FRIC and RIF
                                                           until 2004
 909 A Street
 Tacoma, Washington
 98402-1616
----------------------------------------------------------------------------------------------------------------------------

 70  Disclosure of Information about Fund Directors

FRANK RUSSELL INVESTMENT COMPANY
LIFEPOINTS(R) FUNDS

DISCLOSURE OF INFORMATION ABOUT FUND DIRECTORS, CONTINUED -- APRIL 30, 2005 (UNAUDITED)

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
                                Position(s) Held
            Name,                with Fund and         Term                        Principal Occupation(s)
             Age,                  Length of            of                               During the
           Address                Time Served         Office                            Past 5 Years
--------------------------------------------------------------------------------------------------------------------------
OFFICERS
--------------------------------------------------------------------------------------------------------------------------
 Cheryl Wichers                 Chief Compliance  Until removed    - Chief Compliance Officer, FRIC
 Born December 16, 1966         Officer since     by Trustees      - Chief Compliance Officer, RIF
                                2005                               - Chief Compliance Officer, FRIMCo
 909 A Street                                                      - April 2002-May 2005, Manager, Global Regulatory
 Tacoma, Washington                                                  Policy
 98402-1616                                                        - 1998-2003, Compliance Supervisor, Russell Investment
                                                                     Group
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
 Greg J. Stark,                 President and     Annual and       - President and CEO, FRIC and RIF
 Born May 3, 1968               Chief Executive   until successor  - Chairman of the Board, President and CEO, FRIMCo
                                Officer since     is chosen and    - Chairman of the Board and President, RFD and Russell
 909 A Street                   2004              qualified by       Insurance Agency, Inc. (insurance agency ("RIA"))
 Tacoma, Washington                               Trustees         - Until 2004, Managing Director of Individual Investor
 98402-1616                                                          Services, FRC
                                                                   - 2000 to 2004, Managing Director, Sales and Client
                                                                     Service, FRIMCo
                                                                   - 1998 to 2000, Representative Director, Frank Russell
                                                                     Company, Ltd. (asset manager in Japan)
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
 Mark E. Swanson,               Treasurer and     Annual and       - Treasurer and Chief Accounting Officer, FRIC and RIF
 Born November 26, 1963         Chief Accounting  until successor  - Director, Funds Administration, FRIMCo, FRTC and RFD
                                Officer since     is chosen and    - Treasurer and Principal Accounting Officer, SSgA
 909 A Street                   1998              qualified by       Funds
 Tacoma, Washington                               Trustees
 98402-1616
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
 Thomas F. Hanly,               Chief Investment  Until removed    - Chief Investment Officer, FRIC, RIF, FRC, FRTC
 Born November 17, 1964         Officer since     by Trustees      - Director and Chief Investment Officer, FRIMCo and RFD
                                2004                               - Director, Frank Russell International Services Co.,
 909 A Street                                                        Inc. (provide services to U.S. personnel secunded to
 Tacoma, Washington                                                  overseas enterprises ("FRISCo"))
 98402-1616                                                        - 1999 to 2003, Chief Financial Officer, FRC, FRIC and
                                                                     RIF
--------------------------------------------------------------------------------------------------------------------------
 Karl J. Ege,                   Secretary and     Annual and       - Secretary and General Counsel, FRIC, RIF, FRIMCo,
 Born October 8, 1941           General Counsel   until successor    FRTC, and RFD
                                since 1994        is chosen and    - Secretary, General Counsel and Managing Director of
 909 A Street                                     qualified.         Law and Government Affairs, FRC
 Tacoma, Washington                                                - Director, Secretary and General Counsel, Frank
 98402-1616                                                          Russell Capital Inc. (investment advisor); Russell
                                                                     Real Estate Advisors, Inc. (real estate investment
                                                                     advisor)
                                                                   - Director and Secretary, Russell 20-20 Association;
                                                                     RIA; A Street Investment Associates, Inc. (real estate
                                                                     leasing); FRIDI; and FRISCo
                                                                   - Director and Assistant Secretary, Frank Russell
                                                                     Company Limited and Russell Systems Limited (limited
                                                                     company)
                                                                   - Director, FRS, Russell Investment Group Pty. Ltd.;
                                                                     Frank Russell Japan Co., Ltd. (holding company); Frank
                                                                     Russell Investment Company Plc Frank Russell
                                                                     Institutional Funds Plc, Frank Russell Multi-Manager
                                                                     Funds plc; Frank Russell Investment Company II plc,
                                                                     Frank Russell Investment Company III plc, Russell
                                                                     Alternative Investment Fund plc, and Russell
                                                                     Diversified Alternatives Fund (each, an investment
                                                                     company); Frank Russell Asset Management (Cayman) LLC
                                                                     (general partner of limited partnerships); Russell
                                                                     Investment Group Limited (institutional consultant);
                                                                     Russell Investment Management Ltd. (institutional
                                                                     investment management); Russell Investment Group
                                                                     Private Limited (investment and fund management
                                                                     advisory services); and Frank Russell Investments
                                                                     (Ireland) Ltd.
                                                                   - Statutory Auditor, Frank Russell Company, Ltd. (asset
                                                                     management and consulting)
--------------------------------------------------------------------------------------------------------------------------

                              Disclosure of Information about Fund Directors  71

LIFEPOINTS(R) FUNDS

FRANK RUSSELL INVESTMENT COMPANY
909 A Street, Tacoma, Washington 98402
(800) 787-7354

--------------------------------------------------------------------------------

TRUSTEES
 Lynn L. Anderson
 Paul E. Anderson
 Kristianne Blake
 Daniel P. Connealy
 Jonathan Fine
 Lee C. Gingrich
 Michael J.A. Phillips
 Raymond P. Tennison, Jr.
 Julie W. Weston

TRUSTEES EMERITUS
 George F. Russell, Jr.
 Paul Anton, PhD
 William E. Baxter
 Eleanor W. Palmer

OFFICERS
 Gregory J. Stark, President and Chief Executive Officer
 Cheryl Wichers, Chief Compliance Officer (effective May 17, 2005) Thomas F. Hanly, Chief Investment Officer
 Mark E. Swanson, Treasurer and Chief Accounting Officer
 Karl J. Ege, Secretary

ADVISOR, ADMINISTRATOR, TRANSFER AND DIVIDEND DISBURSING AGENT
 Frank Russell Investment Management Company
 909 A Street
 Tacoma, WA 98402

CUSTODIAN
 State Street Bank and Trust Company
 Allan Forbes Building 150
 Newport Avenue AFB35
 North Quincy, MA 02171

OFFICE OF SHAREHOLDER INQUIRIES
 909 A Street
 Tacoma, WA 98402
 (800) 787-7354

LEGAL COUNSEL
 Stradley, Ronon, Stevens & Young, LLP
 2600 One Commerce Square
 Philadelphia, PA 19103-7098

DISTRIBUTOR
 Russell Fund Distributors, Inc.
 909 A Street
 Tacoma, WA 98402

MONEY MANAGERS OF UNDERLYING FUNDS AS OF APRIL 30, 2005

Diversified Equity Fund
 Alliance Capital Management L.P., which acts as money manager to the Fund through its Bernstein Investment Research and Management Unit, New York, NY Ark Asset Management Co., Inc., New York, NY
 Institutional Capital Corporation, Chicago, IL
 Jacobs Levy Equity Management, Inc., Florham Park, NJ
 Marsico Capital Management, LLC, Denver, CO
 MFS Institutional Advisors, Inc., Boston, MA
 Montag & Caldwell, Inc., Atlanta, GA
 Schneider Capital Management Corporation, Wayne, PA
 Suffolk Capital Management, LLC, New York, NY
 Turner Investment Partners, Inc., Berwyn, PA

Quantitative Equity Fund
 Aronson + Johnson + Ortiz, LP, Philadelphia, PA
 Franklin Portfolio Associates, LLC, Boston, MA
 Goldman Sachs Asset Management, L.P., New York, NY
 Jacobs Levy Equity Management, Inc., Florham Park, NJ

Special Growth Fund
 CapitalWorks Investment Partners, LLC, San Diego, CA
 David J. Greene and Company, LLC, New York, NY
 Delphi Management, Inc., Boston, MA
 Goldman Sachs Asset Management, L.P., New York, NY
 Gould Investment Partners LLC, Berwyn, PA
 Jacobs Levy Equity Management, Inc., Florham Park, NJ
 Nicholas-Applegate Capital Management LLC, San Diego, CA
 Roxbury Capital Management, LLC, Santa Monica, CA
 TimesSquare Capital Management, LLC, New York, NY

Real Estate Securities Fund
 AEW Management and Advisors, L.P., Boston, MA
 Heitman Real Estate Securities LLC, Chicago, IL
 INVESCO Institutional (N.A.), Inc., which acts as a money manager to the Fund through its INVESCO Real Estate division, Dallas, TX
 RREEF America L.L.C., Chicago, IL

International Securities Fund
 Alliance Capital Management L.P., which acts as money manager to the Fund through its Bernstein Investment Research and Management Unit, New York, NY AQR Capital Management, LLC, New York, NY
 Axiom International Investors LLC, Greenwich, CT
 Fidelity Management & Research Company, Boston, MA
 Marvin & Palmer Associates, Inc., Wilmington, DE
 MFS Institutional Advisors, Inc., Boston, MA
 Mondrian Investment Partners Limited, London, England
 The Boston Company Asset Management, LLC, Boston, MA
 Wellington Management Company, LLP, Boston, MA

 72  Manager, Money Managers and Service Providers

LIFEPOINTS(R) FUNDS

FRANK RUSSELL INVESTMENT COMPANY
909 A Street, Tacoma, Washington 98402
(800) 787-7354

--------------------------------------------------------------------------------

Emerging Markets Fund
 Alliance Capital Management L.P., which acts as money manager to the Fund through its Bernstein Investment Research and Management Unit, New York, NY Arrowstreet Capital, Limited Partnership, Cambridge, MA
 Genesis Asset Managers, LLP, Guernsey, Channel Islands
 T. Rowe Price International, Inc., Baltimore, MD
 Wells Capital Management Inc., San Francisco, CA

Diversified Bond Fund
 Bear Stearns Asset Management Inc., New York, NY
 Lehman Brothers Asset Management LLC, Chicago, IL
 Pacific Investment Management Company LLC, Newport Beach, CA
 Western Asset Management Company, Pasadena, CA

Multistrategy Bond Fund
 Bear Stearns Asset Management Inc., New York, NY
 Delaware Management Company, a series of Delaware Management Business Trust,
   Philadelphia, PA
 Morgan Stanley Investment Management Inc., West Conshohocken, PA
 Pacific Investment Management Company LLC, Newport Beach, CA

Short Duration Bond Fund
 Merganser Capital Management L.P., Boston, MA
 Pacific Investment Management Company LLC, Newport Beach, CA
 STW Fixed Income Management, Carpinteria, CA

This report is prepared from the books and records of the Funds and is submitted for the general information of shareholders and is not authorized for distribution to prospective investors unless accompanied or preceded by an effective Prospectus. Nothing herein contained is to be considered an offer of sale or a solicitation of an offer to buy shares of Frank Russell Investment Company. Such offering is made only by Prospectus, which includes details as to offering price and other material information.

                               Manager, Money Managers and Service Providers  73

                      (This page intentionally left blank)

(FRANK RUSSELL LOGO)

Frank Russell Investment Company
909 A Street
Tacoma, Washington 98402

800-787-7354
Fax:253-591-3495

www.russell.com                                              36-08-071 (1 04/05)

                                                FRANK RUSSELL INVESTMENT COMPANY


TAX-MANAGED GLOBAL EQUITY FUND

2005 SEMIANNUAL REPORT


CLASS C, E, AND S SHARES:


TAX-MANAGED GLOBAL EQUITY FUND




APRIL 30, 2005

                                                            (FRANK RUSSELL LOGO)

Frank Russell Investment Company

Frank Russell Investment Company is a series investment company with 34 different investment portfolios referred to as Funds. These financial statements report on one of these Funds.

Frank Russell Investment Management Company

Responsible for overall management and administration of the Funds.

                                  [Blank Page]

                        Frank Russell Investment Company

                         Tax-Managed Global Equity Fund

                               Semiannual Report

                           April 30, 2005 (Unaudited)

                               Table of Contents

                                                                            Page
Shareholder Expense Example..........................................         3

Schedule of Investments..............................................         4

Statement of Assets and Liabilities..................................         5

Statement of Operations..............................................         6

Statement of Changes in Net Assets...................................         7

Financial Highlights - Class C.......................................         8

Financial Highlights - Class S.......................................         9

Notes to Financial Statements........................................        10

Shareholder Requests for Other Information...........................        16

Basis for Approval of Investment Advisory Contracts..................        17

Disclosure of Information about Fund Directors.......................        20

Manager, Money Managers and Service Providers........................        25

Frank Russell Investment Company - Tax-Managed Global Equity Fund

Copyright (c) Frank Russell Company 2005. All rights reserved. This material is proprietary and may not be reproduced, transferred, or distributed in any form without prior written permission from Frank Russell Company. It is delivered on an "as is" basis without warranty. The Russell logo is a trademark and service mark of Frank Russell Company. Frank Russell Company and Standard & Poor's Corporation are the owners of the trademarks, service marks, and copyrights related to their respective indexes. This material must be accompanied or preceded by a current Frank Russell Investment Company Prospectus containing complete information concerning the investment objectives and operations of the Company, charges, and expenses. The Prospectus should be read carefully before an investment is made. Russell Fund Distributors, Inc., is the distributor of Frank Russell Investment Company.

                                  [Blank Page]

FRANK RUSSELL INVESTMENT COMPANY
TAX-MANAGED GLOBAL EQUITY FUND

SHAREHOLDER EXPENSE EXAMPLE -- APRIL 30, 2005 (UNAUDITED)

--------------------------------------------------------------------------------

FUND EXPENSES

THE FOLLOWING DISCLOSURE PROVIDES IMPORTANT INFORMATION REGARDING THE FUND'S EXPENSE EXAMPLE. PLEASE REFER TO THIS INFORMATION WHEN REVIEWING THE EXPENSE EXAMPLE FOR THE FUND.

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including advisory and administrative fees; distribution and/or service (12b-1) fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from November 1, 2004 to April 30, 2005.

ACTUAL EXPENSES

The information in the table under the heading "Actual Performance" provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table under the heading "Hypothetical Performance (5% return before expenses)" provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading "Hypothetical Performance (5% return before expenses)" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                  HYPOTHETICAL
                                                  PERFORMANCE
                                  ACTUAL           (5% RETURN
CLASS C                        PERFORMANCE      BEFORE EXPENSES)
-------                       --------------    ----------------
Beginning Account Value
November 1, 2004              $     1,000.00      $     1,000.00
Ending Account Value April
30, 2005                      $     1,035.50      $     1,020.04
Expenses Paid During
Period*                       $         5.05      $         5.01

* Expenses are equal to the Fund's annualized expense ratio of 1.00%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Includes amounts waived and/or reimbursed by the investment adviser. Without the waiver and/or reimbursement, expenses would have been higher.

                                                  HYPOTHETICAL
                                                  PERFORMANCE
                                  ACTUAL           (5% RETURN
CLASS S                        PERFORMANCE      BEFORE EXPENSES)
-------                       --------------    ----------------
Beginning Account Value
November 1, 2004              $     1,000.00      $     1,000.00
Ending Account Value April
30, 2005                      $     1,040.50      $     1,025.00
Expenses Paid During
Period*                       $         0.00      $         0.00

* Expenses are equal to the Fund's annualized expense ratio of 0.00%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Includes amounts waived and/or reimbursed by the investment adviser. Without the waiver and/or reimbursement, expenses would have been higher.

                                                  Shareholder Expense Example  3

FRANK RUSSELL INVESTMENT COMPANY
TAX-MANAGED GLOBAL EQUITY FUND

SCHEDULE OF INVESTMENTS -- APRIL 30, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
INVESTMENTS - 99.8%
Portfolios of the Frank Russell
   Investment Company Series
   Mutual Fund - Class S Shares
Domestic Equities - 74.7%
Quantitative Equity Fund                              143,190           5,163
Tax-Managed Large Cap Fund                          1,513,855          26,099
Tax-Managed Mid & Small Cap Fund                      705,133           7,658
                                                                 ------------
                                                                       38,920
                                                                 ------------

International Equities - 25.1%
Emerging Markets Fund                                 176,820           2,594
International Securities Fund                         175,301          10,500
                                                                 ------------
                                                                       13,094
                                                                 ------------

TOTAL INVESTMENTS - 99.8%
(identified cost $39,766)                                              52,014

OTHER ASSETS AND LIABILITIES,
NET - 0.2%                                                                 81
                                                                 ------------

NET ASSETS - 100.0%                                                    52,095
                                                                 ============

                                                         % OF
                                                          NET
               PORTFOLIO SUMMARY                        ASSETS
-------------------------------------------------------------------
Domestic Equities                                              74.7
International Equities                                         25.1
                                                    ---------------
Total Investments                                              99.8
Other Assets and Liabilities, Net                               0.2
                                                    ---------------

Net Assets                                                    100.0
                                                    ===============

See accompanying notes which are an integral part of the financial statements.

 4  Schedule of Investments

FRANK RUSSELL INVESTMENT COMPANY
TAX-MANAGED GLOBAL EQUITY FUND

STATEMENT OF ASSETS AND LIABILITIES -- APRIL 30, 2005 (UNAUDITED)

Amounts in thousands
--------------------------------------------------------------------------------

ASSETS
Investments at market (identified cost $39,766).....................................    $               52,014
Receivable for fund shares sold.....................................................                       105
                                                                                        ----------------------

Total assets........................................................................                    52,119
                                                                                        ----------------------

LIABILITIES
Payables:
      Investments purchased.................................    $                 12
      Fund shares redeemed..................................                       1
      Accrued fees to affiliates............................                      11
                                                                --------------------

Total liabilities...................................................................                        24
                                                                                        ----------------------

NET ASSETS..........................................................................    $               52,095
                                                                                        ======================

Net Assets Consist of:
Undistributed (overdistributed) net investment income...............................    $                   72
Accumulated net realized gain (loss)................................................                   (18,084)
Unrealized appreciation (depreciation) on investments...............................                    12,248
Shares of beneficial interest.......................................................                        59
Additional paid-in capital..........................................................                    57,800
                                                                                        ----------------------

NET ASSETS..........................................................................    $               52,095
                                                                                        ======================

NET ASSET VALUE, offering and redemption price per share:
   Class C ($13,478,061 divided by 1,542,408 shares of $.01 par value shares of
     beneficial interest outstanding)...............................................    $                 8.74
                                                                                        ======================
   Class S ($38,617,054 divided by 4,320,368 shares of $.01 par value shares of
     beneficial interest outstanding)...............................................    $                 8.94
                                                                                        ======================

  See accompanying notes which are an integral part of the financial statements.

                                          Statement of Assets and Liabilities  5

FRANK RUSSELL INVESTMENT COMPANY
TAX-MANAGED GLOBAL EQUITY FUND

STATEMENT OF OPERATIONS -- FOR THE PERIOD ENDED APRIL 30, 2005 (UNAUDITED)

Amounts in thousands
--------------------------------------------------------------------------------

INVESTMENT INCOME
   Income distributions from Underlying Funds.......................................    $                  477

EXPENSES
   Advisory fees............................................    $                 51
   Administrative fees......................................                      12
   Custodian fees...........................................                       8
   Distribution fees - Class C..............................                      50
   Transfer agent fees......................................                      24
   Professional fees........................................                      16
   Registration fees........................................                       9
   Shareholder servicing fees - Class C.....................                      16
   Trustees' fees...........................................                       1
   Printing fees............................................                       1
                                                                --------------------

   Expenses before reductions...............................                     188
   Expense reductions.......................................                    (122)
                                                                --------------------

Net expenses........................................................................                        66
                                                                                        ----------------------
Net investment income (loss)........................................................                       411
                                                                                        ----------------------

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments.............................................                       155
Net change in unrealized appreciation (depreciation) on investments.................                     1,220
                                                                                        ----------------------

Net realized and unrealized gain (loss).............................................                     1,375
                                                                                        ----------------------

NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS...............................    $                1,786
                                                                                        ======================

See accompanying notes which are an integral part of the financial statements.

 6  Statement of Operations

FRANK RUSSELL INVESTMENT COMPANY
TAX-MANAGED GLOBAL EQUITY FUND

STATEMENT OF CHANGES IN NET ASSETS

                                                                      SIX MONTHS               FISCAL YEAR
                                                                        ENDED                     ENDED
                                                                    APRIL 30, 2005             OCTOBER 31,
AMOUNTS IN THOUSANDS                                                 (UNAUDITED)                   2004
----------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
   Net investment income (loss).............................    $                  411    $                  278
   Net realized gain (loss).................................                       155                       232
   Net change in unrealized appreciation (depreciation).....                     1,220                     4,742
                                                                ----------------------    ----------------------
Net increase (decrease) in net assets from operations.......                     1,786                     5,252
                                                                ----------------------    ----------------------

DISTRIBUTIONS
   From net investment income
      Class C...............................................                        --                       (10)
      Class S...............................................                      (339)                     (317)
                                                                ----------------------    ----------------------

Net decrease in net assets from distributions...............                      (339)                     (327)
                                                                ----------------------    ----------------------

SHARE TRANSACTIONS
   Net increase (decrease) in net assets from share
      transactions..........................................                     3,174                    (1,835)
                                                                ----------------------    ----------------------

TOTAL NET INCREASE (DECREASE) IN NET ASSETS.................                     4,621                     3,090

NET ASSETS
   Beginning of period......................................                    47,474                    44,384
                                                                ----------------------    ----------------------
   End of period (including undistributed (overdistributed)
      net investment income of $72 and $0, respectively)....    $               52,095    $               47,474
                                                                ======================    ======================

  See accompanying notes which are an integral part of the financial statements.

                                           Statement of Changes in Net Assets  7

FRANK RUSSELL INVESTMENT COMPANY
TAX-MANAGED GLOBAL EQUITY FUND

FINANCIAL HIGHLIGHTS - CLASS C

For a Share Outstanding Throughout each Period.

                                                                             FISCAL YEAR ENDED OCTOBER 31,
                                                       --------------------------------------------------------------------------
                                           2005*           2004           2003           2002           2001           2000**
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF
   PERIOD.............................  $       8.44   $       7.61   $       6.15   $       7.29   $       9.73   $        10.00
                                        ------------   ------------   ------------   ------------   ------------   --------------

INCOME FROM OPERATIONS
   Net investment income (loss)
      (a)(b)..........................           .04           (.02)          (.02)          (.05)          (.06)            (.06)
   Net realized and unrealized gain
      (loss)..........................           .26            .86           1.48          (1.03)         (2.38)            (.19)
                                        ------------   ------------   ------------   ------------   ------------   --------------
      Total from investment
         operations...................           .30            .84           1.46          (1.08)         (2.44)            (.25)
                                        ------------   ------------   ------------   ------------   ------------   --------------

DISTRIBUTIONS
   From net investment income.........            --           (.01)            --             --             --             (.02)
   From net realized gain.............            --             --             --           (.06)            --               --
                                        ------------   ------------   ------------   ------------   ------------   --------------
      Total distributions.............            --           (.01)            --           (.06)            --             (.02)
                                        ------------   ------------   ------------   ------------   ------------   --------------

NET ASSET VALUE, END OF PERIOD........  $       8.74   $       8.44   $       7.61   $       6.15   $       7.29   $         9.73
                                        ============   ============   ============   ============   ============   ==============

TOTAL RETURN (%) (c)..................          3.55          10.99          23.74         (14.94)        (25.08)           (2.55)

RATIOS/SUPPLEMENTAL DATA:
   Net Assets, end of period (in
      thousands)......................        13,478         12,766         11,523         10,130          8,104            7,133

   Ratios to average net assets (%):
      Operating expenses, net
         (d)(f).......................          1.00           1.00           1.00           1.00           1.00             1.00
      Operating expenses, gross
         (d)(e).......................          1.48           1.58           1.72           1.64           1.77             3.08
      Net investment income (loss)
         (c)(f).......................           .45           (.19)          (.25)          (.68)          (.73)            (.68)
   Portfolio turnover rate (%) (c)....          5.35          21.28          59.50          52.55          30.55            44.04

*     For the six months ended April 30, 2005 (Unaudited).
** For the period January 31, 2000 (commencement of operations) to October 31, 2000.
(a)   Average month-end shares outstanding were used for this calculation.
(b) Recognition of net investment income by the Fund is affected by the timing of the declarations of dividends by the underlying companies in which the Fund invests.
(c)   Periods less than one year are not annualized.
(d)   The ratios for periods less than one year are annualized.
(e) The calculation includes those expenses charged directly to the Funds, including those fees of the Funds pushed down to the Underlying Funds as described in Note 4 to the financial statements.
(f) May reflect amounts waived and/or reimbursed by the investment advisor and for certain funds, custody credit arrangements. The custody credit arrangements had an impact of less than .005%. Expenses are shown net of those expenses pushed down to underlying Funds.

See accompanying notes which are an integral part of the financial statements.

 8  Financial Highlights

FRANK RUSSELL INVESTMENT COMPANY
TAX-MANAGED GLOBAL EQUITY FUND

FINANCIAL HIGHLIGHTS - CLASS S

For a Share Outstanding Throughout each Period.

                                                                             FISCAL YEAR ENDED OCTOBER 31,
                                                       --------------------------------------------------------------------------
                                           2005*           2004           2003           2002           2001           2000**
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF
   PERIOD.............................  $       8.67   $       7.80   $       6.27   $       7.38   $       9.77   $        10.00
                                        ------------   ------------   ------------   ------------   ------------   --------------

INCOME FROM OPERATIONS
   Net investment income (loss)
      (a)(b)..........................           .09            .07            .05            .03            .02              .01
   Net realized and unrealized gain
      (loss)..........................           .26            .87           1.52          (1.06)         (2.39)            (.22)
                                        ------------   ------------   ------------   ------------   ------------   --------------
      Total from investment
         operations...................           .35            .94           1.57          (1.03)         (2.37)            (.21)
                                        ------------   ------------   ------------   ------------   ------------   --------------

DISTRIBUTIONS
   From net investment income.........          (.08)          (.07)          (.04)          (.02)          (.02)            (.02)
   From net realized gain.............            --             --             --           (.06)            --               --
                                        ------------   ------------   ------------   ------------   ------------   --------------
      Total distributions.............          (.08)          (.07)          (.04)          (.08)          (.02)            (.02)
                                        ------------   ------------   ------------   ------------   ------------   --------------

NET ASSET VALUE, END OF PERIOD........  $       8.94   $       8.67   $       7.80   $       6.27   $       7.38   $         9.77
                                        ============   ============   ============   ============   ============   ==============

TOTAL RETURN (%) (c)..................          4.05          12.14          25.09         (14.10)        (24.27)           (2.12)

RATIOS/SUPPLEMENTAL DATA:
   Net Assets, end of period (in
      thousands)......................        38,617         34,708         32,861         29,968         34,661           26,802

   Ratios to average net assets (%):
      Operating expenses, net
         (d)(f).......................            --             --             --             --             --               --
      Operating expenses, gross
         (d)(e).......................           .48            .58            .72            .64            .77             2.08
      Net investment income (loss)
         (c)(f).......................           .93            .87            .77            .39            .29              .06
   Portfolio turnover rate (%) (c)....          5.35          21.28          59.50          52.55          30.55            44.04

*     For the six months ended April 30, 2005 (Unaudited).
** For the period February 1, 2000 (commencement of operations) to October 31, 2000.
(a)   Average month-end shares outstanding were used for this calculation.
(b) Recognition of net investment income by the Fund is affected by the timing of the declarations of dividends by the underlying companies in which the fund invests.
(c)   Periods less than one year are not annualized.
(d)   The ratios for periods less than one year are annualized.
(e) The calculation includes those expenses charged directly to the Funds, including those fees of the Funds pushed down to the Underlying Funds as described in Note 4 to the financial statements.
(f) May reflect amounts waived and/or reimbursed by the investment advisor and for certain funds, custody credit arrangements. The custody credit arrangements had an impact of less than .005%. Expenses are shown net of those expenses pushed down to underlying Funds.

  See accompanying notes which are an integral part of the financial statements.
                                                         Financial Highlights  9

FRANK RUSSELL INVESTMENT COMPANY
TAX-MANAGED GLOBAL EQUITY FUND

NOTES TO FINANCIAL STATEMENTS -- APRIL 30, 2005 (UNAUDITED)

--------------------------------------------------------------------------------
1. ORGANIZATION

   Frank Russell Investment Company (the "Investment Company") is a series investment company with 34 different investment portfolios referred to as Funds. These financial statements report on one of these Funds. The Investment Company is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. It is organized and operates as a Massachusetts business trust under an amended and restated master trust agreement dated August 19, 2002. The Investment Company's master trust agreement permits the Board of Trustees to issue an unlimited number of shares of beneficial interest at a $.01 par value per share.

   The Fund allocates its assets by investing in a combination of Class S shares of other of the Investment Company's Funds (the "Underlying Funds"). The Fund may adjust its investments within set limits based on Frank Russell Investment Management Company's ("FRIMCo" or "Advisor") outlook for the economy, financial markets and relative market valuation of the asset classes represented by each Underlying Fund. However, the Fund may deviate from set limits when, in FRIMCo's opinion, it is necessary to pursue the Fund's investment objective. The amounts allocated to each Underlying Fund by the Fund will generally vary within 10% of the percentages specified below:

                                           ASSET ALLOCATION
      ASSET CLASS/UNDERLYING FUNDS              TARGETS
------------------------------------------------------------
   Equities
      US Equities
         Tax-Managed Large Cap Fund                50%
         Tax-Managed Mid & Small Cap Fund          15
         Quantitative Equity Fund                  10
      International Equities
         International Securities Fund             20
         Emerging Markets Fund                      5
                                                  ---
                                                  100

   Investment Objectives of the Underlying Funds:

   Tax-Managed Large Cap Fund

   Seeks to provide long term capital growth on an after-tax basis.

   Tax-Managed Mid & Small Cap Fund

   Seeks to provide long term capital growth on an after-tax basis.

   Quantitative Equity Fund

   Seeks to provide long term capital growth.

   International Securities Fund

   Seeks to provide long term capital growth.

   Emerging Markets Fund

   Seeks to provide long term capital growth.

   Financial statements of the Underlying Funds can be obtained by calling the Office of Shareholder Inquiries at (800) 787-7354.

2. SIGNIFICANT ACCOUNTING POLICIES

   The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP") which require the use of management estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

 10  Notes to Financial Statements

FRANK RUSSELL INVESTMENT COMPANY
TAX-MANAGED GLOBAL EQUITY FUND

NOTES TO FINANCIAL STATEMENTS, CONTINUED -- APRIL 30, 2005 (UNAUDITED)

--------------------------------------------------------------------------------

   Security valuation

   The Funds value their portfolio securities, the shares of the Underlying Funds, at the current net asset value per share of each Underlying Fund.

   The Underlying Funds value portfolio securities according to Board-approved Securities Valuation Procedures, including Market Value Procedures, Fair Value Procedures and Pricing Services. Money market fund securities are priced using the amortized cost method of valuation, as are debt obligation securities maturing within 60 days of the date of purchase, unless the Board determines that amortized cost does not represent market value of short-term debt obligations. The Board has delegated the responsibility for administration of the Securities Valuation Procedures to FRIMCo.

   Ordinarily, the Underlying Funds value each portfolio security based on market quotations provided by Pricing Services or alternative pricing services or dealers (when permitted by the Market Value Procedures). Generally, Underlying Fund securities are valued at the close of the market on which they are traded as follows:

   - US listed equities; equity and fixed income options: Last sale price; last bid price if no sales;

   - US over-the-counter equities: Official closing price; last bid price if no closing price;

   - Foreign equities: Official closing price, where available, or last sale price; last bid price if no closing price;

   - Listed ADRs/GDRs: Last sale price; last bid price if no sales;

   - Municipal bonds, US bonds, Eurobonds/foreign bonds: Evaluated bid price; broker quote if no evaluated bid price;

   - Futures: Settlement price.

   - Investments in other mutual funds are valued at their net asset value per share, calculated at 4 p.m. Eastern time or as of the close of the NYSE, whichever is earlier.

   - The value of swap agreements are equal to the Funds' obligation (or rights) under swap contracts which will generally be equal to the net amounts to be paid or received under the contracts based upon the relative values of the positions held by each party to the contracts.

   If market quotations are not readily available for a security or if subsequent events suggest that a market quotation is not reliable, the Underlying Funds will use the security's fair value, as determined in accordance with the Fair Value Procedures. This generally means that equity securities and fixed income securities listed and traded principally on any national securities exchange are valued on the basis of the last sale price or, lacking any sales, at the closing bid price, on the primary exchange on which the security is traded. The Fair Value Procedures may involve subjective judgments as to the fair value of securities. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Board of Trustees believes reflects fair value. The use of fair value pricing by an Underlying Fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated using current market values. Fair value pricing could also cause discrepancies between the daily movement of the value of Underlying Fund shares and the daily movement of the benchmark index if the index is valued using another pricing method.

   This policy is intended to assure that the Underlying Funds' net asset values fairly reflect security values as of the time of pricing. Events or circumstances affecting the values of Underlying Fund securities that occur between the closing of the principal markets on which they trade and the time the net asset value of Underlying Fund Shares is determined may be reflected in the calculation of net asset values for each applicable Underlying Fund (and each Fund which invests in such Underlying Fund) when the Underlying Funds deem that the particular event or circumstance would materially affect such Underlying Fund's net asset value. Underlying Funds that invest primarily in frequently traded exchange listed securities will use fair value pricing in limited circumstances since reliable market quotations will often be readily available. Underlying Funds that invest in foreign securities are likely to use fair value pricing more often since significant events may occur between the close of foreign markets and the time of pricing which would trigger fair value pricing of the foreign securities. Underlying Funds that invest in low rated debt securities are also likely to use fair value pricing more often since the markets in which such securities are traded are generally thinner, more limited and less active than those for higher rated securities. Examples of events that could trigger fair value pricing of one or more securities are: a material market movement (defined in the Fair Value

                                               Notes to Financial Statements  11

FRANK RUSSELL INVESTMENT COMPANY
TAX-MANAGED GLOBAL EQUITY FUND

NOTES TO FINANCIAL STATEMENTS, CONTINUED -- APRIL 30, 2005 (UNAUDITED)

--------------------------------------------------------------------------------

   Procedures as the movement by any two of the four major US Indexes greater than a certain percentage); a company event such as a material business development, dividend declaration, stock split or rights offering; a material disaster; or an armed conflict.

   Because foreign securities can trade on non-business days, the net asset value of an Fund's portfolio that includes an Underlying Fund which invests in foreign securities may change on days when shareholders will not be able to purchase or redeem fund shares.

   Investment transactions

   Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the basis of specific identified cost.

   Investment income

   Distributions of income and capital gains from the Underlying Funds are recorded on the ex-dividend date.

   Federal income taxes

   Since the Investment Company is a Massachusetts business trust, the Fund is a separate corporate taxpayer and determines its net investment income and capital gains (or losses) and the amounts to be distributed to the Fund's shareholders without regard to the income and capital gains (or losses) of the other Funds.

   It is the Fund's intention to qualify as a regulated investment company and distribute all of its taxable income and capital gains. Therefore, no federal income tax provision was required for the Fund.

   Dividends and distributions to shareholders

   Income, dividends and capital gain distributions, if any, are recorded on the ex-dividend date. Income dividends are generally declared and paid quarterly. Capital gain distributions are generally declared and paid annually. An additional distribution may be paid by the Fund to avoid imposition of federal income and excise tax on any remaining undistributed capital gains and net investment income.

   The timing and characterization of certain income and capital gain distributions are determined in accordance with federal tax regulations which may differ from GAAP. As a result, net investment income and net realized gain (or loss) from investment transactions for a reporting period may differ significantly from distributions during such period. The differences between tax regulations and GAAP relate primarily to wash sale deferrals and capital loss carryforwards. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting its net asset value.

   Expenses

   Expenses included in the accompanying financial statements reflect the expenses of each Fund and do not include those expenses incurred by the Underlying Funds. Because the Underlying Funds have varied expense and fee levels and the Funds may own different proportions of the Underlying Funds at different times, the amount of the fees and expenses incurred indirectly by the Funds will vary.

   Class allocation

   The Fund presented herein offers the following classes of shares: Class C and Class S. All share classes have identical voting, dividend, liquidation and other rights and the same terms and conditions. The separate classes of shares differ principally in the applicable distribution fees and shareholder servicing fees. Shareholders of each class bear certain expenses that pertain to that particular class. Realized and unrealized gains (losses), net investment income, and expenses with the exception of class level expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class.

   Guarantees

   In the normal course of business the Fund enters into contracts that contain a variety of representations which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund expects the risk of loss to be remote.

 12  Notes to Financial Statements

FRANK RUSSELL INVESTMENT COMPANY
TAX-MANAGED GLOBAL EQUITY FUND

NOTES TO FINANCIAL STATEMENTS, CONTINUED -- APRIL 30, 2005 (UNAUDITED)

--------------------------------------------------------------------------------

3. INVESTMENT TRANSACTIONS

   Securities

   During the period ended April 30, 2005, the Fund had purchases and sales of the Underlying Funds of $5,986,035 and $2,725,465, respectively.

4. RELATED PARTIES

   Advisor and Administrator

   FRIMCo advises and administers all of the Funds which comprise the Investment Company. FRIMCo is a wholly-owned subsidiary of Frank Russell Company (a subsidiary of The Northwestern Mutual Life Insurance Company). Frank Russell Company provides consulting and money manager evaluation services to FRIMCo.

   The Fund is charged an advisory fee equal to 0.20% of average daily net assets. For the period ended April 30, 2005, the Advisor contractually agreed to waive the advisory fee at least through February 28, 2006. The Advisor does not have the ability to recover amounts waived from the period ended April 30, 2005, or previous periods. The administrative fee was charged to the Underlying Funds in accordance with the special servicing agreements discussed below.

   Operating expenses include those expenses arising from accounting, administrative, custody, auditing, legal, trustee and transfer agent services. They do not include expenses attributable to advisory fees (which are currently waived by FRIMCo), any Rule 12b-1 distribution fee, any shareholder service fees, or any nonrecurring extraordinary expenses. During the period, the Fund's operating expenses were borne either by the Underlying Funds in which the Fund invests or by FRIMCo. This arrangement is governed by special servicing agreements among each of the affected Funds and FRIMCo as described below.

   Special Servicing Agreement

   A special servicing agreement was entered into in February 1999 by the Advisor and has been approved annually by the Funds' Board of Trustees. The special servicing agreement is between the Tax-Managed Global Equity Fund and the Underlying Funds in which the Fund invests. In accordance with the special services agreement, expenses from the operation of the Fund are borne by the Underlying Funds based on each Underlying Fund's proportionate share of assets owned by the Fund. No Underlying Funds will be charged expenses that exceed the estimated savings to each respective Underlying Fund. These estimated savings appear in the form of reduced transfer agent costs resulting from the elimination of separate shareholder accounts which either currently are or have potential to be invested in the Underlying Funds. Rather than having each investor open a shareholder account to invest individually in the Underlying Funds, the Fund acts as an omnibus account combining thousands of individual shareholder accounts into a single account. This benefits the Underlying Funds, by significantly reducing the number of shareholder accounts that need to be maintained, and by the omnibus account's netting out the trades of individual shareholders to a point where the Fund only executes one trade each day with each Underlying Fund. In the event that the financial benefits to the Underlying Funds do not exceed aggregate expenses of the Fund, the Advisor will reimburse the respective Underlying Funds. This arrangement will be discontinued July 1, 2005. However, the Advisor will enter into a new arrangement to waive or reimburse certain direct expenses of the Tax Managed Global Equity Fund.

   For the period ended April 30, 2005, the special servicing expense pushed down to the Underlying Funds amounted to $70,658.

   Transfer agent

   The Investment Company has a contract with FRIMCo to provide transfer agent services to the Fund. Total fees for the Fund presented herein for the period ended April 30, 2005 were $24,437. The Underlying Funds have borne this expense pursuant to the special servicing arrangements described above.

   Distributor and Shareholder Servicing

   Pursuant to the Distribution Agreement with the Investment Company, Russell Fund Distributors, Inc. ("Distributor"), a wholly-owned subsidiary of FRIMCo, serves as distributor for all Investment Company portfolio shares, including Class C and Class S shares of the Fund.

   The Investment Company has a Distribution Plan pursuant to Rule 12b-1 (the "Plan") under the 1940 Act. Under this Plan, the Investment Company is authorized to make payments to the Distributor or any Selling Agents, as defined in the Plan for sales

                                               Notes to Financial Statements  13

FRANK RUSSELL INVESTMENT COMPANY
TAX-MANAGED GLOBAL EQUITY FUND

NOTES TO FINANCIAL STATEMENTS, CONTINUED -- APRIL 30, 2005 (UNAUDITED)

--------------------------------------------------------------------------------

   support services provided, and related expenses incurred which are primarily intended to result in the sale of Class C shares subject to the Distribution Plan. The 12b-1 distribution payments shall not exceed 0.75% of the average daily net assets of the Fund's Class C shares on an annual basis.

   In addition, the Investment Company has adopted a Shareholder Services Plan (the "Services Plan") under which the Fund may make payments to the Distributor or any Servicing Agent for any activities or expenses primarily intended to assist, support or service the Servicing Agents' clients who beneficially own Class C shares of the Fund. The shareholder servicing payments shall not exceed 0.25% of the average daily net assets of a Fund's Class C shares on an annual basis.

   Accrued Shareholder Servicing and Distribution fees payable to affiliates as of April 30, 2005 were as follows:

                                              TAX MANAGED
                                             GLOBAL EQUITY
   ----------------------------------------------------------
   Distribution fees                      $             8,282
   Shareholder servicing fees                           2,748
                                          -------------------
                                          $            11,030
                                          ===================

   Board of Trustees

   The Russell Fund Complex consists of Frank Russell Investment Company ("FRIC"), which has 34 Funds, and Russell Investment Funds ("RIF"), which has five Funds. Each of the Trustees is a Trustee for both FRIC and RIF. During the period, the Russell Fund Complex paid each of its Trustees not affiliated with FRIMCo a retainer of $52,000 per year, $5,000 for each regular quarterly meeting attended in person, $2,000 for each special meeting attended in person, and $2,000 for each Audit Committee meeting or Nominating and Governance Committee meeting or any other committee meeting established and approved by the Board that is attended in person. Each Trustee receives a $500 fee for attending the meetings (quarterly, special, committee) by phone instead of receiving the full fee had the member attended in person. Trustees' out of pocket expenses are also paid by the Russell Fund Complex. During the period, the Lead Trustee was paid a fee of $10,000 per year. The Audit Committee Chair was paid a fee of $12,000 per year and the Nominating and Governance Committee Chair was paid a fee of $6,000 per year.

   Transactions With Affiliated Companies

   An affiliated company is a company in which a Fund has ownership of at least 5% of the voting securities. Transactions during the period ended April 30, 2005 with Underlying Funds which are or were affiliates are as follows:

                                                 PURCHASE                SALES                INCOME             CAPITAL GAINS
                  AFFILIATE                        COST                  COST              DISTRIBUTIONS         DISTRIBUTIONS
   ------------------------------------------------------------------------------------------------------------------------------
   Tax-Managed Global Equity
      Tax-Managed Mid & Small Cap           $           807,015   $           329,239   $                --   $                --
      Tax-Managed Large Cap                           3,020,130               954,669               256,239                    --
                                            -------------------   -------------------   -------------------   -------------------
                                            $         3,827,145   $         1,283,908   $           256,239   $                --
                                            ===================   ===================   ===================   ===================

5. FEDERAL INCOME TAXES

   At October 31, 2004, the Fund had a net tax basis capital loss carryforward which may be applied against any net realized taxable gains in each succeeding year or until their respective expiration dates, whichever occurs first. Available capital carryforwards and expiration dates are as follows:

                                     10/31/10              10/31/11                TOTAL
   --------------------------------------------------------------------------------------------
   Tax-Managed Global Equity    $         2,177,121   $         3,565,354   $         5,742,475

 14  Notes to Financial Statements

FRANK RUSSELL INVESTMENT COMPANY
TAX-MANAGED GLOBAL EQUITY FUND

NOTES TO FINANCIAL STATEMENTS, CONTINUED -- APRIL 30, 2005 (UNAUDITED)

--------------------------------------------------------------------------------

   At April 30, 2005, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

   Cost of Investments                                $     52,291,451
                                                      ================
   Unrealized Appreciation                            $             --
   Unrealized Depreciation                                    (276,959)
                                                      ----------------
   Net Unrealized Appreciation (Depreciation)         $       (276,959)
                                                      ================

6. FUND SHARE TRANSACTIONS (amounts in thousands)

   Share transactions for the periods ended April 30, 2005 and October 31, 2004 were as follows:

                                                                 SHARES                                  DOLLARS
                                                  -------------------------------------   -------------------------------------
                                                        2005                2004                2005                2004
   TAX-MANAGED GLOBAL EQUITY                      -----------------   -----------------   -----------------   -----------------
      Class C
      Proceeds from shares sold                                 161                 421   $           1,442   $           3,451
      Proceeds from reinvestment of
         distributions                                           --                   1                  --                  10
      Payments for shares redeemed                             (131)               (424)             (1,171)             (3,484)
                                                  -----------------   -----------------   -----------------   -----------------
      Net increase (decrease)                                    30                  (2)                271                 (23)
                                                  -----------------   -----------------   -----------------   -----------------
      Class S
      Proceeds from shares sold                                 577                 952               5,270               7,887
      Proceeds from reinvestment of
         distributions                                           35                  38                 328                 309
      Payments for shares redeemed                             (296)             (1,201)             (2,695)            (10,008)
                                                  -----------------   -----------------   -----------------   -----------------
      Net increase (decrease)                                   316                (211)              2,903              (1,812)
                                                  -----------------   -----------------   -----------------   -----------------
      Total increase (decrease)                                 346                (213)  $           3,174   $          (1,835)
                                                  =================   =================   =================   =================

7. LINE OF CREDIT

   The Investment Company has a $75 million revolving credit facility for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Funds are charged an annual commitment fee of .125% on the average daily unused amount of the aggregate commitment, which is allocated among each of the Funds. Interest is calculated at the Federal Fund Rate plus .50% annually. The Fund may borrow up to a maximum of 33.33% of the value of its net assets under the agreement. The agreement will expire December 21, 2005 and will be reviewed at such time for possible renewal. The Fund did not have any drawdowns for the period ended April 30, 2005.

8. BENEFICIAL INTEREST

   As of April 30, 2005, the following table includes one shareholder with shares of beneficial interest of greater than 10% of the total outstanding shares of the Fund:

                   FUND                   # OF SHAREHOLDERS           %
   ----------------------------------------------------------------------------
   Tax-Managed Global Equity                      1                17.2

                                               Notes to Financial Statements  15

FRANK RUSSELL INVESTMENT COMPANY
TAX-MANAGED GLOBAL EQUITY FUND

SHAREHOLDER REQUESTS FOR OTHER INFORMATION -- APRIL 30, 2005 (UNAUDITED)

--------------------------------------------------------------------------------
A description of the policies and procedures that the Fund has adopted to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling the Fund at (800) 787-7354, and (ii) on the Securities and Exchange Commission's website at www.sec.gov. Information on how the Funds voted proxies relating to portfolio securities during the 12-month period ended June 30, 2004 is available at www.russell.com and on the Securities and Exchange Commission's website at www.sec.gov.

The Funds will file their complete schedule of investments with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Funds' Form N-Q is available (i) without charge, upon request, by calling the Fund at (800) 787-7354, (ii) at www.russell.com, (iii) on the Securities and Exchange Commission's website at www.sec.gov., and (iv) at the Securities and Exchange Commission's public reference room.

 16  Shareholder Requests for Other Information

FRANK RUSSELL INVESTMENT COMPANY
TAX-MANAGED GLOBAL EQUITY FUND

BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACTS (UNAUDITED)

--------------------------------------------------------------------------------
APPROVAL OF INVESTMENT ADVISORY AGREEMENT

The Board of Trustees, including all of the Independent Trustees, last considered and approved the continuation of the advisory agreement with FRIMCo and the portfolio management contract (together, the "investment advisory agreements") with each Money Manager of the Underlying Funds at a meeting held on February 23, 2005. During the course of a year, the Trustees received a wide variety of materials regarding the investment performance of the Fund and the Underlying Funds, sales and redemptions of the Fund's and the Underlying Funds' shares, and the management of the Fund and the Underlying Funds by FRIMCo. In preparation for the annual review, the Board, with the advice and assistance of independent counsel, also received and considered (1) information and reports prepared by FRIMCo relating to the services provided by FRIMCo (and its affiliates) to the Fund and the Underlying Funds, including information requested by the Trustees, and (2) information received from an independent, nationally recognized provider of investment company information comparing the performance of each of the Fund and the Underlying Funds and their operating expenses over various periods of time with other peer funds ("Comparable Funds") not managed by FRIMCo believed by the provider to be generally comparable in investment objectives and size to the Fund and the Underlying Funds (collectively, the "Agreement Renewal Information").

Prior to voting, the Independent Trustees reviewed the proposed continuance of the investment advisory agreements with management and independent counsel and received a memorandum from independent counsel discussing the legal standards for their consideration of the proposed continuances. The Independent Trustees also reviewed the proposed continuance in a private session with independent counsel at which no representatives of FRIMCo or management were present. The discussion below reflects both of these reviews.

In evaluating the advisory agreement with FRIMCo and the portfolio management contracts with the Money Managers of the Underlying Funds, the Board considered that the Underlying Funds, in employing a manager-of-managers method of investment, operate in a manner that is distinctly different from most other investment companies. In the case of most other investment companies, an advisory fee is paid by the investment company to its adviser which in turn employs and compensates individual portfolio managers to make specific securities selections consistent with the adviser's style and investment philosophy. All Underlying Funds have multiple Money Managers.

The Board considered that FRIMCo (rather than any Money Manager) is responsible under the investment advisory agreement for determining, implementing and maintaining the investment program for each Underlying Fund. Assets of each Underlying Fund have been allocated among multiple Money Managers.

FRIMCo is responsible for selecting Money Managers for each Underlying Fund and for determining allocations and reallocations of assets among the Money Managers. Each Money Manager for an Underlying Fund in effect performs the function of an individual portfolio manager who is responsible for selecting portfolio securities for the portion of the Underlying Fund assigned to it by FRIMCo in accordance with the Underlying Fund's applicable investment objective, policies and restrictions (each, a "segment"). FRIMCo is responsible for communicating performance expectations and evaluations to each Money Manager; supervising compliance by each Money Manager with each Underlying Fund's investment objectives and policies; authorizing Money Managers to engage in certain investment strategies for an Underlying Fund; and recommending annually to the Board whether portfolio management contracts should be renewed, modified or terminated. In addition to its annual recommendation as to the renewal, modification or termination of portfolio management contracts, FRIMCo is responsible for recommending to the Board the restructuring of Underlying Fund segments and additions of new Money Managers or replacements of existing Money Managers at any time when, based on FRIMCo's research and analysis, such actions are appropriate. FRIMCo may develop specific constraints from time to time for each Money Manager intended to capitalize on the strengths of that Money Manager or to coordinate the investment activities of Money Managers for an Underlying Fund in a complementary manner. Therefore, FRIMCo's selection of Money Managers is made not only on the basis of performance considerations but anticipated compatibility with other Money Managers in the same Underlying Fund. The performance of individual Money Managers for an Underlying Fund may reflect the roles assigned to them by FRIMCo in the Underlying Fund's investment activities and any constraints placed by FRIMCo upon their selection of portfolio securities. In light of the foregoing, the overall performance of the Fund and the Underlying Funds over appropriate periods reflects in great part the performance of FRIMCo in designing the Underlying Fund's investment program, structuring Underlying Fund segments, selecting an effective Money Manager for each segment with a style that is complementary to the styles of the Money Managers of other Underlying Fund segments, and allocating assets among the Money Managers in a manner designed to achieve the objectives of the Underlying Fund.

The Board also considered that the prospectuses for the Fund and Underlying Funds emphasize to investors FRIMCo's role as the principal investment manager for the Fund and each Underlying Fund, rather than the investment selection role of the Underlying

                         Basis for Approval of Investment Advisory Contracts  17

FRANK RUSSELL INVESTMENT COMPANY
TAX-MANAGED GLOBAL EQUITY FUND

BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACTS, CONTINUED (UNAUDITED)

--------------------------------------------------------------------------------

Funds' Money Managers, and describe the manner in which the Fund and the Underlying Funds operate so that investors may take the information into account when deciding to purchase shares of the Fund.

In addition to these general factors relating to the manager of managers structure of the Underlying Funds, the Trustees considered, with respect to the Fund and each Underlying Fund, various specific factors on the basis of the Agreement Renewal Information in evaluating renewal of the advisory agreement with FRIMCo, including the following:

1. The nature, scope and quality of the services provided to the Fund and the Underlying Funds by FRIMCo;

2. The advisory fee paid by the Fund or Underlying Fund to FRIMCo and the fact that it encompasses all investment advisory fees paid by the Fund or Underlying Fund, including the fees for any Money Managers of such Underlying Fund;

3. Information provided by FRIMCo as to other fees and benefits received by FRIMCo or its affiliates from the Fund or Underlying Fund, including any administrative, transfer agent, cash management and securities lending fees, soft dollar arrangements and commissions in connection with portfolio securities transactions;

4. Information provided by FRIMCo as to investment advisory fees paid by Comparable Funds;

5. Information provided by FRIMCo as to expenses incurred by the Fund or Underlying Fund;

6. Information provided by FRIMCo as to the profits that FRIMCo derives from its mutual fund operations generally and from the Fund and each Underlying Fund; and

7. The importance of supporting quality, long-term service by FRIMCo to help achieve the Fund's or Underlying Fund's investment performance, including the continuing need of FRIMCo to retain and attract qualified investment and service professionals to serve the Fund and the Underlying Funds.

On the basis of the information received, the Board, in respect of the Fund and each Underlying Fund, found the advisory fees charged and costs and expenses incurred by FRIMCo to be fair and reasonable; after giving effect to waivers and/or reimbursements; and considering the composition of the Comparable Funds, the relative performance and expense ratio of the Fund or Underlying Fund were comparable to those of peer funds; FRIMCo's methodology of allocating expenses of operating funds in the complex was reasonable; and FRIMCo's profitability with respect to the Fund or Underlying Fund was reasonable in light of the nature, scope and quality of the services provided by FRIMCo.

The Board considered for the Fund and each Underlying Fund whether economies of scale have been realized and whether the fees for the Fund or such Underlying Fund appropriately reflect or should be revised to reflect any such economies. In its deliberations, the Board noted its findings reached at a meeting held on December 6, 2004 that the investment advisory fees for the Fund and each Underlying Fund appropriately reflect any economies of scale realized by the Fund or that Underlying Fund. Its findings at the earlier meeting were based upon information and analyses prepared by FRIMCo, including information as to variability of Money Manager investment advisory fees and other factors associated with the manager of managers structure employed by most Underlying Funds relevant to the Board's deliberations, and took into consideration the Fund's and Underlying Funds' rising costs of compliance with applicable laws, rules and regulations.

The Trustees considered that fees payable to FRIMCo by institutional clients with investment objectives similar to those of the Underlying Funds are lower, and may, in some cases, be substantially lower, than the rates paid by the Underlying Funds. FRIMCo reviewed with the Trustees the differences in the scope of services it provides to institutional clients and the Underlying Funds. For example, institutional clients have fewer administrative needs than the Underlying Funds. It was further noted that since the Underlying Funds must constantly issue and redeem their shares, they are more difficult to manage than institutional accounts, where assets are relatively stable. Accordingly, the Trustees did not regard these fee differences as relevant to their deliberations.

The Board also considered the special expertise of FRIMCo with respect to the manager of managers structure of the Underlying Funds and the likelihood that, at the current expense ratio of the Fund or each such Underlying Fund, there would be no acceptable alternative investment managers to replace FRIMCo on comparable terms given the need to conduct the manager of managers, multi-style strategy of the Fund or such Underlying Fund selected by its shareholders in purchasing their shares.

With respect to the evaluation of the terms of portfolio management contracts with Money Managers, the Board received and considered information from FRIMCo reporting for each Money Manager, among other things, the Money Manager's performance over various periods; FRIMCo's assessment of the performance of each Money Manager; any significant business relationships

 18  Basis for Approval of Investment Advisory Contracts

FRANK RUSSELL INVESTMENT COMPANY
TAX-MANAGED GLOBAL EQUITY FUND

BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACTS, CONTINUED (UNAUDITED)

--------------------------------------------------------------------------------

between the Money Manager and the Fund, the Underlying Funds, FRIMCo or FRIMCo's affiliates; and FRIMCo's recommendation to retain the Money Manager at the current fee rate, to retain the Money Manager at a reduced fee rate or to terminate the Money Manager. FRIMCo recommended that each Money Manager be retained at its current fee rate. FRIMCo advised the Board that it does not regard Money Manager profitability as relevant to its evaluation of the investment advisory agreements with Money Managers because the willingness of Money Managers to serve in such capacity depends upon arm's-length negotiations with FRIMCo; FRIMCo is aware of the fees charged by Money Managers to other clients; and FRIMCo believes that the fees agreed upon with Money Managers are fair and reasonable in light of the anticipated quality of investment advisory services to be rendered. The Board accepted FRIMCo's explanation in light of the Board's findings as to the fairness and reasonableness of the aggregate investment advisory fees paid by the Fund and each Underlying Fund and the fact that each Money Manager's fee is paid by FRIMCo.

Based substantially upon FRIMCo's recommendations together with the information received from FRIMCo in support of its recommendations, the Board concluded that the fees paid to the Money Managers of each Underlying Fund were fair and reasonable in light of the quality of the investment advisory services provided and that continuation of the portfolio management agreement with each Money Manager of each Underlying Fund was in the interests of shareholders.

In their deliberations, the Trustees did not identify any particular information as to the investment advisory agreement with FRIMCo or, other than FRIMCo's recommendation, the portfolio management agreement with any Money Manager that was all-important or controlling and each Trustee attributed different weights to the various factors considered. The Trustees evaluated all information available to them on a Fund-by-Fund basis and their determinations were made in respect of the Fund and each Underlying Fund.

At a meeting held on March 24, 2005, the Trustees received proposals from FRIMCo to effect certain Money Manager changes for the International Securities and Tax-Managed Large Cap Funds. In the case of each such Underlying Fund, the Trustees approved the terms of the proposed portfolio management agreements with the successor Money Manager(s) based substantially upon FRIMCo's recommendation; its explanation as to the lack of relevance of profitability to the evaluation of portfolio management agreements with Money Managers; and its belief that the proposed investment advisory fees for the successor Money Manager(s) would be fair and reasonable in light of the anticipated quality of investment advisory services to be rendered. The Trustees also considered their findings at the February 23, 2005 meeting as to the fairness and reasonableness of the aggregate investment advisory fees paid by each affected Underlying Fund, and the fact that the aggregate investment advisory fees paid by such Underlying Fund would not increase as a result of the implementation of any proposed Money Manager change because each Money Manager's investment advisory fee is paid by FRIMCo.

                         Basis for Approval of Investment Advisory Contracts  19

FRANK RUSSELL INVESTMENT COMPANY
TAX-MANAGED GLOBAL EQUITY FUND

DISCLOSURE OF INFORMATION ABOUT FUND DIRECTORS -- APRIL 30, 2005 (UNAUDITED)

--------------------------------------------------------------------------------

The following tables provide information for each officer and trustee of the Russell Fund Complex. The Russell Fund Complex consists of Frank Russell Investment Company ("FRIC"), which has 34 funds, and Russell Investment Funds ("RIF"), which has five funds. Each of the trustees is a trustee of both FRIC and RIF. The first table provides information for trustees who are interested trustees. The second table provides information for the independent trustees. The third table provides information for the trustees emeritus. The fourth table provides information for the officers.

----------------------------------------------------------------------------------------------------------------------------
                                                                                             No. of
                                                                                           Portfolios
                                                                                           in Russell
                      Position(s) Held                                                        Fund
       Name,           with Fund and         Term           Principal Occupation(s)          Complex            Other
        Age,             Length of            of                   During the               Overseen      Directorships Held
      Address           Time Served         Office                Past 5 Years             by Trustee         by Trustee
----------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEES
----------------------------------------------------------------------------------------------------------------------------
 *Lynn L. Anderson,   Trustee since     Appointed until  - Vice Chairman, FRC Chairman         39         - Trustee, The
  Born April 22,      1987              successor is       of the Board, FRIC and RIF                       SSgA Funds
  1939                                  duly elected       CEO, Russell Fund                                (investment
                                        and qualified      Distributors, Inc.                               company)
  909 A Street                                             (broker-dealer "RFD"))
  Tacoma, Washington                                     - President and Chairman of
  98402-1616                                               the Board, SSgA Funds
                                                           (investment company)
                                                         - Chairman of the Board, FRTC
                                                         - Until July 2004, Director,
                                                           Frank Russell Investments
                                                           (Ireland) Limited (Irish
                                                           limited company) and Frank
                                                           Russell Investments (Cayman)
                                                           Ltd. (manager of variable
                                                           capital investment
                                                           companies)
                                                         - Until October 2002,
                                                           President and CEO, FRIC and
                                                           RIF
                                                         - Until January 2005, Chairman
                                                           of the Board, RFD and FRIMCo
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
 *Michael J.A.        Trustee since     Appointed until  - Chairman of the Board, FRC          39         None
  Phillips,           2002              successor is     - 1990-2003, President, FRC
  Born January 20,                      duly elected     - 1993-2003, CEO, FRC
  1948                                  and qualified.   - Trustee, FRIC and RIF
                                                         - Director, FRTC; Frank
  909 A Street                                             Russell Investments (Suisse)
  Tacoma, Washington                                       S.A. (global investment
  98402-1616                                               services); Frank Russell
                                                           Company Limited (consultant
                                                           to institutional investors
                                                           in Europe and the UK)
                                                         - Chairman of the Board and
                                                           President, Russell 20-20
                                                           Association; and Frank
                                                           Russell Investments
                                                           (Delaware), Inc. (general
                                                           partner in various limited
                                                           partnerships ("FRIDI"))
                                                         - Until 2004, Director,
                                                           Russell Investment Group
                                                           Pty. Limited (consultant to
                                                           superannuation funds in
                                                           Australia); and Frank
                                                           Russell Japan Co., Ltd.
                                                           (consultant to institutional
                                                           investors in Japan)
                                                         - Director, Harold LeMay
                                                           Museum (classic car museum)
                                                         - Advisory board member,
                                                           University of Washington,
                                                           Tacoma (educational
                                                           institution)
----------------------------------------------------------------------------------------------------------------------------



* Each of Messrs. Anderson and Phillips is also an officer and/or director of one or more an affiliates of FRIC and RIF and is therefore an interested trustee.

 20  Disclosure of Information about Fund Directors

FRANK RUSSELL INVESTMENT COMPANY
TAX-MANAGED GLOBAL EQUITY FUND

DISCLOSURE OF INFORMATION ABOUT FUND DIRECTORS, CONTINUED -- APRIL 30, 2005 (UNAUDITED)

--------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
                                                                                             No. of
                                                                                           Portfolios
                                                                                           in Russell
                      Position(s) Held                                                        Fund
       Name,           with Fund and         Term           Principal Occupation(s)          Complex            Other
        Age,             Length of            of                   During the               Overseen      Directorships Held
      Address           Time Served         Office                Past 5 Years             by Trustee         by Trustee
----------------------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES
----------------------------------------------------------------------------------------------------------------------------
 Paul E. Anderson,    Trustee since     Appointed until  - 1996 to present, President,         39         None
 Born October 15,     1984              successor is       Anderson Management Group
 1931                                   duly elected       LLC (private investments
                                        and qualified      consulting)
 909 A Street
 Tacoma, Washington
 98402-1616
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
 Kristianne Blake,    Trustee since     Appointed until  - President, Kristianne Gates         39         - Trustee WM Group
 Born January 22,     2000              successor is       Blake, P.S. (accounting                          of Funds
 1954                                   duly elected       services)                                        (investment
                                        and qualified                                                       company);
 909 A Street                                                                                             - Director, Avista
 Tacoma, Washington                                                                                         Corp
 98402-1616
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
 Daniel P. Connealy,  Trustee since     Appointed until  - June 2004 to present, Senior        39         - Director, Gold
 Born June 6, 1946    2003              successor is       Vice President and Chief                         Banc
                                        duly elected       Financial Officer, Waddell &                     Corporation,
 909 A Street                           and qualified      Reed Financial, Inc.                             Inc.
 Tacoma, Washington                                      - 2003, Retired
 98402-1616                                              - 2001-2003, Vice President
                                                           and Chief Financial Officer,
                                                           Janus Capital Group Inc.
                                                         - 1979-2001, Audit and
                                                           Accounting Partner,
                                                           PricewaterhouseCoopers LLP
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
 Jonathan Fine,       Trustee since     Appointed until  - President and Chief                 39         None
 Born July 8, 1954    2004              successor is       Executive Officer, United
                                        duly elected       Way of King County, WA
 909 A Street                           and qualified    - 1996-2000, Chief Executive
 Tacoma, Washington                                        Officer, Seattle/King County
 98402-1616                                                Chapter of the American Red
                                                           Cross
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
 Lee C. Gingrich,     Trustee since     Appointed until  - Retired since 1995                  39         None
 Born October 6,      1984              successor is
 1930                                   duly elected
                                        and qualified
 909 A Street
 Tacoma, Washington
 98402-1616
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
 Raymond P.           Trustee since     Appointed until  - Currently, President,               39         None
 Tennison, Jr.,       2000              successor is       Simpson Investment Company
 Born December 21,                      duly elected       and several additional
 1955                                   and qualified      subsidiary companies,
                                                           including Simpson Timber
 909 A Street                                              Company, Simpson Paper
 Tacoma, Washington                                        Company and Simpson Tacoma
 98402-1616                                                Kraft Company
----------------------------------------------------------------------------------------------------------------------------

                              Disclosure of Information about Fund Directors  21

FRANK RUSSELL INVESTMENT COMPANY
TAX-MANAGED GLOBAL EQUITY FUND

DISCLOSURE OF INFORMATION ABOUT FUND DIRECTORS, CONTINUED -- APRIL 30, 2005 (UNAUDITED)

--------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
                                                                                             No. of
                                                                                           Portfolios
                                                                                           in Russell
                      Position(s) Held                                                        Fund
       Name,           with Fund and         Term           Principal Occupation(s)          Complex            Other
        Age,             Length of            of                   During the               Overseen      Directorships Held
      Address           Time Served         Office                Past 5 Years             by Trustee         by Trustee
----------------------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES (CONTINUED)
----------------------------------------------------------------------------------------------------------------------------
 Julie W. Weston,     Trustee since     Appointed until  - Retired since 2000                  39         None
 Born October 2,      2002              successor is     - 1987 to 2000, Arbitrator,
 1943                                   duly elected       The American Arbitration
                                        and qualified      Association Commercial Panel
 909 A Street                                            - 1995 to 1999, Hearing
 Tacoma, Washington                                        Officer, University of
 98402-1616                                                Washington
                                                         - 1987 to 2002, Director,
                                                           Smith Barney Fundamental
                                                           Value Fund
----------------------------------------------------------------------------------------------------------------------------
 TRUSTEES EMERITUS
----------------------------------------------------------------------------------------------------------------------------
 *George F. Russell,  Trustee Emeritus  Until            - Director Emeritus, Frank            39         None
  Jr.,                and Chairman      resignation or     Russell Company (investment
  Born July 3, 1932   Emeritus since    removal            consultant to institutional
                      1999                                 investors ('FRC')); and
  909 A Street                                             FRIMCo
  Tacoma, Washington                                     - Chairman Emeritus, FRIC and
  98402-1616                                               RIF; Frank Russell
                                                           Securities, Inc.
                                                           (broker-dealer and
                                                           investment advisor ("FRS"));
                                                           Russell 20-20 Association
                                                           (non-profit corporation);
                                                           and Frank Russell Trust
                                                           Company (non-depository
                                                           trust company ("FRTC"))
                                                         - Chairman, Sunshine
                                                           Management Services, LLC
                                                           (investment advisor)
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
 Paul Anton, Ph.D.,   Trustee Emeritus  Five year term   - Retired since 1997                  39         None
 Born December 1,     since 2003                         - Trustee of FRIC and RIF
 1919                                                      until 2002
 909 A Street
 Tacoma, Washington
 98402-1616
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
 William E. Baxter,   Trustee Emeritus  Five year term   - Retired since 1986                  39         None
 Born June 8, 1925    since 2004                         - Trustee of FRIC and RIF
                                                           until 2004
 909 A Street
 Tacoma, Washington
 98402-1616
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
 Eleanor W. Palmer,   Trustee Emeritus  Five year term   - Retired since 1981                  39         None
 Born May 5, 1926     since 2004                         - Trustee of FRIC and RIF
                                                           until 2004
 909 A Street
 Tacoma, Washington
 98402-1616
----------------------------------------------------------------------------------------------------------------------------



* Mr. Russell is also a director emeritus of one or more affiliates of FRIC and RIF.

 22  Disclosure of Information about Fund Directors

FRANK RUSSELL INVESTMENT COMPANY
TAX-MANAGED GLOBAL EQUITY FUND

DISCLOSURE OF INFORMATION ABOUT FUND DIRECTORS, CONTINUED -- APRIL 30, 2005 (UNAUDITED)

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
                                Position(s) Held
            Name,                with Fund and         Term                        Principal Occupation(s)
             Age,                  Length of            of                               During the
           Address                Time Served         Office                            Past 5 Years
--------------------------------------------------------------------------------------------------------------------------
OFFICERS
--------------------------------------------------------------------------------------------------------------------------
 Cheryl Wichers                 Chief Compliance  Until removed    - Chief Compliance Officer, FRIC
 Born December 16, 1966         Officer since     by Trustees      - Chief Compliance Officer, RIF
                                2005                               - Chief Compliance Officer, FRIMCo
 909 A Street                                                      - April 2002-May 2005, Manager, Global Regulatory
 Tacoma, Washington                                                  Policy
 98402-1616                                                        - 1998-2003, Compliance Supervisor, Russell Investment
                                                                     Group
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
 Greg J. Stark,                 President and     Annual and       - President and CEO, FRIC and RIF
 Born May 3, 1968               Chief Executive   until successor  - Chairman of the Board, President and CEO, FRIMCo
                                Officer since     is chosen and    - Chairman of the Board and President, RFD and Russell
 909 A Street                   2004              qualified by       Insurance Agency, Inc. (insurance agency ("RIA"))
 Tacoma, Washington                               Trustees         - Until 2004, Managing Director of Individual Investor
 98402-1616                                                          Services, FRC
                                                                   - 2000 to 2004, Managing Director, Sales and Client
                                                                     Service, FRIMCo
                                                                   - 1998 to 2000, Representative Director, Frank Russell
                                                                     Company, Ltd. (asset manager in Japan)
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
 Mark E. Swanson,               Treasurer and     Annual and       - Treasurer and Chief Accounting Officer, FRIC and RIF
 Born November 26, 1963         Chief Accounting  until successor  - Director, Funds Administration, FRIMCo, FRTC and RFD
                                Officer since     is chosen and    - Treasurer and Principal Accounting Officer, SSgA
 909 A Street                   1998              qualified by       Funds
 Tacoma, Washington                               Trustees
 98402-1616
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
 Thomas F. Hanly,               Chief Investment  Until removed    - Chief Investment Officer, FRIC, RIF, FRC, FRTC
 Born November 17, 1964         Officer since     by Trustees      - Director and Chief Investment Officer, FRIMCo and RFD
                                2004                               - Director, Frank Russell International Services Co.,
 909 A Street                                                        Inc. (provide services to U.S. personnel secunded to
 Tacoma, Washington                                                  overseas enterprises ("FRISCo"))
 98402-1616                                                        - 1999 to 2003, Chief Financial Officer, FRC, FRIC and
                                                                     RIF
--------------------------------------------------------------------------------------------------------------------------

                              Disclosure of Information about Fund Directors  23

FRANK RUSSELL INVESTMENT COMPANY
TAX-MANAGED GLOBAL EQUITY FUND

DISCLOSURE OF INFORMATION ABOUT FUND DIRECTORS, CONTINUED -- APRIL 30, 2005 (UNAUDITED)

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
                                Position(s) Held
            Name,                with Fund and         Term                        Principal Occupation(s)
             Age,                  Length of            of                               During the
           Address                Time Served         Office                            Past 5 Years
--------------------------------------------------------------------------------------------------------------------------
OFFICERS (CONTINUED)
--------------------------------------------------------------------------------------------------------------------------
 Karl J. Ege,                   Secretary and     Annual and       - Secretary and General Counsel, FRIC, RIF, FRIMCo,
 Born October 8, 1941           General Counsel   until successor    FRTC, and RFD
                                since 1994        is chosen and    - Secretary, General Counsel and Managing Director of
 909 A Street                                     qualified          Law and Government Affairs, FRC
 Tacoma, Washington                                                - Director, Secretary and General Counsel, Frank
 98402-1616                                                          Russell Capital Inc. (investment advisor); Russell
                                                                     Real Estate Advisors, Inc. (real estate investment
                                                                     advisor)
                                                                   - Director and Secretary, Russell 20-20 Association;
                                                                     RIA; A Street Investment Associates, Inc. (real
                                                                     estate leasing); FRIDI; and FRISCo
                                                                   - Director and Assistant Secretary, Frank Russell
                                                                     Company Limited and Russell Systems Limited (limited
                                                                     company)
                                                                   - Director, FRS, Russell Investment Group Pty. Ltd.;
                                                                     Frank Russell Japan Co., Ltd. (holding company);
                                                                     Frank Russell Investment Company Plc Frank Russell
                                                                     Institutional Funds Plc, Frank Russell Multi-Manager
                                                                     Funds plc; Frank Russell Investment Company II plc,
                                                                     Frank Russell Investment Company III plc, Russell
                                                                     Alternative Investment Fund plc, and Russell
                                                                     Diversified Alternatives Fund (each, an investment
                                                                     company); Frank Russell Asset Management (Cayman) LLC
                                                                     (general partner of limited partnerships); Russell
                                                                     Investment Group Limited (institutional consultant);
                                                                     Russell Investment Management Ltd. (institutional
                                                                     investment management); Russell Investment Group
                                                                     Private Limited (investment and fund management
                                                                     advisory services); and Frank Russell Investments
                                                                     (Ireland) Ltd.
                                                                   - Statutory Auditor, Frank Russell Company, Ltd. (asset
                                                                     management and consulting)
--------------------------------------------------------------------------------------------------------------------------

 24  Disclosure of Information about Fund Directors

TAX-MANAGED GLOBAL EQUITY FUND

FRANK RUSSELL INVESTMENT COMPANY
909 A Street, Tacoma, Washington 98402
(800) 787-7354

--------------------------------------------------------------------------------

TRUSTEES
 Lynn L. Anderson
 Paul E. Anderson
 Kristianne Blake
 Daniel P. Connealy
 Jonathan Fine
 Lee C. Gingrich
 Michael J.A. Phillips
 Raymond P. Tennison, Jr.
 Julie W. Weston

TRUSTEES EMERITUS
 George F. Russell, Jr.
 Paul Anton, PhD
 William E. Baxter
 Eleanor W. Palmer

OFFICERS
 Gregory J. Stark, President and Chief Executive Officer
 Cheryl Wichers, Chief Compliance Officer (effective May 17,
   2005)
 Thomas F. Hanly, Chief Investment Officer
 Mark E. Swanson, Treasurer and Chief Accounting Officer
 Karl J. Ege, Secretary

ADVISOR, ADMINISTRATOR, TRANSFER AND DIVIDEND DISBURSING AGENT
 Frank Russell Investment Management Company
 909 A Street
 Tacoma, WA 98402

CUSTODIAN
 State Street Bank and Trust Company
 Allan Forbes Building
 150 Newport Avenue AFB35
 North Quincy, MA 02171

OFFICE OF SHAREHOLDER INQUIRIES
 909 A Street
 Tacoma, WA 98402
 (800) 787-7354

LEGAL COUNSEL
 Stradley, Ronon, Stevens & Young, LLP
 2600 One Commerce Square
 Philadelphia, PA 19103-7098

DISTRIBUTOR
 Russell Fund Distributors, Inc.
 909 A Street
 Tacoma, WA 98402

MONEY MANAGERS OF UNDERLYING FUNDS AS OF APRIL 30, 2005

Quantitative Equity Fund
 Aronson + Johnson + Ortiz, LP, Philadelphia, PA
 Franklin Portfolio Associates, LLC, Boston, MA
 Goldman Sachs Asset Management, L.P., New York, NY
 Jacobs Levy Equity Management, Inc., Florham Park, NJ

Tax-Managed Large Cap Fund
 Kayne Anderson Rudnick Investment Management, LLC, Los Angeles, CA John A. Levin & Co., Inc., New York, NY
 J.P. Morgan Investment Management Inc., New York, NY
 Sands Capital Management, Inc., Arlington, VA
 Turner Investment Partners, Inc., Berwyn, PA

Tax-Managed Mid & Small Cap Fund
 Chartwell Investment Partners, Berwyn, PA
 Netols Asset Management, Inc., Mequon, WI
 Parametric Portfolio Associates LLC, Seattle, WA
 Turner Investment Partners, Inc., Berwyn, PA
 Westcap Investors, LLC, Los Angeles, CA

International Securities Fund
 Alliance Capital Management L.P., which acts as money manager to the Fund through its Bernstein Investment Research and Management Unit, New York, NY AQR Capital Management, LLC, New York, NY
 Axiom International Investors LLC, Greenwich, CT
 Fidelity Management & Research Company, Boston, MA
 Marvin & Palmer Associates, Inc., Wilmington, DE
 MFS Institutional Advisors, Inc., Boston, MA
 Mondrian Investment Partners Limited, London, England
 The Boston Company Asset Management, LLC, Boston, MA
 Wellington Management Company, LLP, Boston, MA

Emerging Markets Fund
 Alliance Capital Management L.P., which acts as money manager to the Fund through its Bernstein Investment Research and Management Unit, New York, NY Arrowstreet Capital, Limited Partnership, Cambridge, MA
 Genesis Asset Managers, LLP, Guernsey, Channel Islands
 T. Rowe Price International, Inc., Baltimore, MD

 Wells Capital Management Inc., San Francisco, CA

This report is prepared from the books and records of the Funds and is submitted for the general information of shareholders and is not authorized for distribution to prospective investors unless accompanied or preceded by an effective Prospectus. Nothing herein contained is to be considered an offer of sale or a solicitation of an offer to buy shares of Frank Russell Investment Company. Such offering is made only by Prospectus, which includes details as to offering price and other material information.

                               Manager, Money Managers and Service Providers  25

(FRANK RUSSELL LOGO)

Frank Russell Investment Company
909 A Street
Tacoma, Washington 98402

800-787-7354
Fax:253-591-3495

www.russell.com                                              36-08-092 (1 04/05)

RUSSELL FUNDS

                                                FRANK RUSSELL INVESTMENT COMPANY


2005 SEMIANNUAL REPORT


CLASS C, E, AND S SHARES:


DIVERSIFIED EQUITY FUND

SPECIAL GROWTH FUND

QUANTITATIVE EQUITY FUND

INTERNATIONAL SECURITIES FUND

EMERGING MARKETS FUND

REAL ESTATE SECURITIES FUND

SHORT DURATION BOND FUND (formerly Short Term Bond Fund)

DIVERSIFIED BOND FUND

MULTISTRATEGY BOND FUND

TAX EXEMPT BOND FUND

TAX-MANAGED LARGE CAP FUND

TAX-MANAGED MID & SMALL CAP FUND


CLASS C, E, I, AND S SHARES:


SELECT GROWTH FUND

SELECT VALUE FUND



APRIL 30, 2005



                                                            (FRANK RUSSELL LOGO)

Frank Russell Investment Company

Frank Russell Investment Company is a series investment company with 34 different investment portfolios referred to as Funds. These financial statements report on fourteen of these Funds.

Frank Russell Investment Management Company

Responsible for overall management and administration of the Funds.

                                  [Blank Page]

                        Frank Russell Investment Company

                                 Russell Funds

                               Semiannual Report

                           April 30, 2005 (Unaudited)

                               Table of Contents

                                                                            Page
Diversified Equity Fund..............................................         3

Special Growth Fund..................................................        11

Quantitative Equity Fund.............................................        23

International Securities Fund........................................        30

Emerging Markets Fund................................................        49

Real Estate Securities Fund..........................................        59

Short Duration Bond Fund.............................................        63

Diversified Bond Fund................................................        78

Multistrategy Bond Fund..............................................       100

Tax Exempt Bond Fund.................................................       127

Tax-Managed Large Cap Fund...........................................       141

Tax-Managed Mid & Small Cap Fund.....................................       146

Select Growth Fund...................................................       155

Select Value Fund....................................................       161

Notes to Schedules of Investments....................................       167

Statement of Assets and Liabilities..................................       168

Statement of Operations..............................................       176

Statement of Changes in Net Assets...................................       180

Financial Highlights.................................................       184

Notes to Financial Highlights........................................       198

Notes to Financial Statements........................................       199

Shareholder Requests for Other Information...........................       226

Basis for Approval of Investment Advisory Contracts..................       227

Disclosure of Information about Fund Directors.......................       230

Manager, Money Managers and Service Providers........................       236

Frank Russell Investment Company - Russell Funds

Copyright (c) Frank Russell Company 2005. All rights reserved. This material is proprietary and may not be reproduced, transferred, or distributed in any form without prior written permission from Frank Russell Company. It is delivered on an "as is" basis without warranty. The Russell logo is a trademark and service mark of Frank Russell Company. Frank Russell Company and Standard & Poor's Corporation are the owners of the trademarks, service marks, and copyrights related to their respective indexes. This material must be accompanied or preceded by a current Frank Russell Investment Company Prospectus containing complete information concerning the investment objectives and operations of the Company, charges, and expenses. The Prospectus should be read carefully before an investment is made. Russell Fund Distributors, Inc., is the distributor of Frank Russell Investment Company.

                                  [Blank Page]

FRANK RUSSELL INVESTMENT COMPANY
DIVERSIFIED EQUITY FUND

SHAREHOLDER EXPENSE EXAMPLE -- APRIL 30, 2005 (UNAUDITED)

--------------------------------------------------------------------------------

FUND EXPENSES

THE FOLLOWING DISCLOSURE PROVIDES IMPORTANT INFORMATION REGARDING EACH FUND'S EXPENSE EXAMPLE, WHICH APPEARS ON EACH FUND'S INDIVIDUAL PAGE IN THIS SEMIANNUAL REPORT. PLEASE REFER TO THIS INFORMATION WHEN REVIEWING THE EXPENSE EXAMPLE FOR A FUND.

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including advisory and administrative fees; distribution and/or service (12b-1) fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from November 1, 2004 to April 30, 2005.

ACTUAL EXPENSES

The information in the table under the heading "Actual Performance" provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table under the heading "Hypothetical Performance (5% return before expenses)" provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading "Hypothetical Performance (5% return before expenses)" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                  HYPOTHETICAL
                                                  PERFORMANCE
                                  ACTUAL           (5% RETURN
CLASS C                        PERFORMANCE      BEFORE EXPENSES)
-------                       --------------    ----------------
Beginning Account Value
November 1, 2004              $     1,000.00      $     1,000.00
Ending Account Value April
30, 2005                      $     1,042.90      $     1,015.28
Expenses Paid During
Period*                       $         9.93      $         9.79

* Expenses are equal to the Fund's annualized expense ratio of 1.96%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

                                                  HYPOTHETICAL
                                                  PERFORMANCE
                                  ACTUAL           (5% RETURN
CLASS E                        PERFORMANCE      BEFORE EXPENSES)
-------                       --------------    ----------------
Beginning Account Value
November 1, 2004              $     1,000.00      $     1,000.00
Ending Account Value April
30, 2005                      $     1,046.70      $     1,019.00
Expenses Paid During
Period*                       $         6.14      $         6.06

* Expenses are equal to the Fund's annualized expense ratio of 1.21%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

                                                  HYPOTHETICAL
                                                  PERFORMANCE
                                  ACTUAL           (5% RETURN
CLASS S                        PERFORMANCE      BEFORE EXPENSES)
-------                       --------------    ----------------
Beginning Account Value
November 1, 2004              $     1,000.00      $     1,000.00
Ending Account Value April
30, 2005                      $     1,048.00      $     1,020.24
Expenses Paid During
Period*                       $         4.87      $         4.81

* Expenses are equal to the Fund's annualized expense ratio of 0.96%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

                                                      Diversified Equity Fund  3

FRANK RUSSELL INVESTMENT COMPANY
DIVERSIFIED EQUITY FUND

SCHEDULE OF INVESTMENTS -- APRIL 30, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
COMMON STOCKS - 92.7%
Auto and Transportation - 2.8%
American Axle & Manufacturing Holdings, Inc. (N)       25,700             513
Autoliv, Inc.                                           5,800             257
BorgWarner, Inc.                                       11,900             544
Burlington Northern Santa Fe Corp.                    155,310           7,494
CNF, Inc.                                              21,520             920
Cooper Tire & Rubber Co. (N)                           26,000             454
CSX Corp.                                             410,500          16,473
Dana Corp.                                             31,500             360
Delphi Corp. (N)                                      120,400             397
FedEx Corp.                                           192,564          16,358
Forward Air Corp.                                       3,200              77
General Motors Corp. (N)                               51,400           1,371
Honda Motor Co., Ltd. ADR                             177,275           4,272
Landstar System, Inc. (AE)(N)                           6,700             205
Magna International, Inc. Class A                       5,600             342
Navistar International Corp. (AE)                     135,250           3,994
Norfolk Southern Corp.                                 37,000           1,162
Oshkosh Truck Corp. (N)                                18,300           1,375
Overnite Corp. (N)                                      3,400             102
Skywest, Inc. (N)                                       3,000              54
Southwest Airlines Co.                                154,450           2,298
Swift Transportation Co., Inc. (AE)                    61,800           1,318
Union Pacific Corp.                                     7,600             486
United Parcel Service, Inc. Class B                    68,600           4,892
Visteon Corp.                                         294,250           1,030
                                                                 ------------
                                                                       66,748
                                                                 ------------

Consumer Discretionary - 14.4%
Abercrombie & Fitch Co. Class A                         5,500             297
Accenture, Ltd. Class A (AE)                          168,590           3,658
Activision, Inc. (AE)                                  14,000             202
Advance Auto Parts, Inc. (AE)                           3,200             171
American Eagle Outfitters, Inc.                         8,100             212
Arbitron, Inc.                                          3,200             135
Avon Products, Inc.                                    22,700             910
Bebe Stores, Inc. (N)                                   8,550             276
Bed Bath & Beyond, Inc. (AE)                          147,200           5,477
Bright Horizons Family Solutions, Inc. (AE)(N)          2,400              81
Brinker International, Inc. (AE)                       12,600             426
Brink's Co. (The)                                       6,500             210
Carnival Corp.                                        138,650           6,777
CDW Corp.                                              47,840           2,616
Cendant Corp.                                         658,650          13,114
Charming Shoppes, Inc. (AE)(N)                         15,300             114
Chico's FAS, Inc. (AE)                                100,850           2,585
Choice Hotels International, Inc.                       2,100             127
Circuit City Stores, Inc.                             164,550           2,600

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Citadel Broadcasting Corp. (AE)(N)                      5,700              72
Coach, Inc. (AE)                                      185,180           4,963
Coldwater Creek, Inc. (AE)                              4,700              79
Convergys Corp. (AE)                                   24,750             321
Darden Restaurants, Inc.                               25,400             762
DreamWorks Animation SKG, Inc. Class A (AE)            50,000           1,875
Eastman Kodak Co.                                      63,000           1,575
eBay, Inc. (AE)                                        93,700           2,973
Education Management Corp. (AE)                           100               3
Electronic Arts, Inc. (AE)                            112,747           6,020
Estee Lauder Cos., Inc. (The) Class A                  88,000           3,380
Fisher Scientific International, Inc. (AE)             56,470           3,353
Foot Locker, Inc.                                      21,900             584
Fossil, Inc. (AE)(N)                                    5,500             128
Four Seasons Hotels, Inc. (N)                          55,788           3,541
Gannett Co., Inc.                                       8,700             670
Gap, Inc. (The)                                       177,680           3,793
Gillette Co. (The)                                    224,700          11,604
Google, Inc. Class A (AE)                              72,064          15,854
GTECH Holdings Corp.                                   27,500             673
Harman International Industries, Inc.                  14,099           1,108
Harrah's Entertainment, Inc.                            3,550             233
Hasbro, Inc.                                           53,490           1,012
Hilton Hotels Corp.                                    77,900           1,701
Home Depot, Inc.                                      295,800          10,462
International Game Technology                          79,150           2,128
Interpublic Group of Cos., Inc. (AE)(N)                67,000             862
JC Penney Co., Inc. Holding Co.                       157,350           7,460
Jones Apparel Group, Inc.                              23,600             719
Kimberly-Clark Corp.                                   95,180           5,944
Kohl's Corp. (AE)                                     243,650          11,598
Liberty Media Corp. Class A (AE)                      589,150           5,915
Liberty Media International, Inc. Class A (AE)        114,497           4,748
Limited Brands, Inc.                                   55,600           1,206
Linens 'N Things, Inc. (AE)                            47,500           1,108
Liz Claiborne, Inc.                                     5,500             195
Lowe's Cos., Inc.                                     149,475           7,789
Marriott International, Inc. Class A                  144,690           9,079
Mattel, Inc.                                           25,200             455
Maytag Corp. (N)                                        8,000              78
McDonald's Corp.                                      816,080          23,919
McGraw-Hill Cos., Inc. (The)                            6,400             557
MGM Mirage (AE)(N)                                     87,104           6,081
Michaels Stores, Inc.                                   9,500             315

 4  Diversified Equity Fund

FRANK RUSSELL INVESTMENT COMPANY
DIVERSIFIED EQUITY FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Newell Rubbermaid, Inc. (N)                           119,950           2,607
News Corp. Class A                                     66,600           1,018
Nike, Inc. Class B                                     96,438           7,407
Nordstrom, Inc.                                        91,000           4,626
Office Depot, Inc. (AE)                                84,200           1,649
Omnicom Group                                          65,000           5,389
Petsmart, Inc.                                         42,400           1,130
PHH Corp. (AE)(N)                                         525              12
Pixar (AE)                                              9,138             418
Priceline.com, Inc. (AE)(N)                            55,100           1,397
Reebok International, Ltd. (N)                        115,500           4,690
Reed Elsevier PLC ADR (N)                              55,430           2,188
Ross Stores, Inc.                                      42,900           1,146
Royal Caribbean Cruises, Ltd. (N)                     191,702           8,055
RR Donnelley & Sons Co.                               211,350           6,956
Saks, Inc.                                            237,800           4,052
SCP Pool Corp. (N)                                      5,100             166
Sirius Satellite Radio, Inc. (AE)                     437,450           2,082
Staples, Inc.                                          53,700           1,024
Starbucks Corp. (AE)                                  104,907           5,195
Target Corp.                                           61,981           2,877
Tech Data Corp. (AE)                                   16,800             614
Time Warner, Inc. (AE)                                706,330          11,873
TJX Cos., Inc.                                        124,610           2,822
Tribune Co. (N)                                        50,650           1,955
ValueClick, Inc. (AE)(N)                                8,100              84
VeriSign, Inc. (AE)(N)                                244,510           6,470
VF Corp.                                               17,200             973
Viacom, Inc. Class B                                  148,909           5,155
Wal-Mart Stores, Inc.                                  69,100           3,257
Walt Disney Co.                                       427,350          11,282
Waste Management, Inc.                                 38,900           1,108
Wynn Resorts, Ltd. (AE)(N)                             54,973           2,910
XM Satellite Radio Holdings, Inc. Class A
   (AE)(N)                                             63,400           1,759
Yahoo!, Inc. (AE)                                     378,950          13,078
Yum! Brands, Inc.                                     158,007           7,420
                                                                 ------------
                                                                      341,727
                                                                 ------------

Consumer Staples - 7.5%
Altria Group, Inc.                                    513,280          33,358
Cadbury Schweppes PLC ADR (N)                         140,300           5,703
Chiquita Brands International, Inc. (N)                 5,200             130
Coca-Cola Co. (The)                                   210,800           9,157
Coca-Cola Enterprises, Inc.                            19,000             386
Colgate-Palmolive Co.                                 176,500           8,788
CVS Corp.                                              60,090           3,099
Dean Foods Co. (AE)                                    61,100           2,099
Diageo PLC ADR (N)                                     56,920           3,401
HJ Heinz Co.                                           56,790           2,093
Kellogg Co.                                            92,920           4,177

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Kraft Foods, Inc. Class A                              19,700             638
Kroger Co. (The) (AE)                                 118,500           1,869
Nestle SA ADR (N)                                      10,620             698
PepsiCo, Inc.                                         759,770          42,274
Procter & Gamble Co.                                  760,826          41,199
Reynolds American, Inc. (N)                            18,200           1,419
Safeway, Inc. (AE)                                     56,400           1,201
Sara Lee Corp.                                        154,360           3,302
Smithfield Foods, Inc. (AE)                            47,300           1,431
Sysco Corp.                                           120,730           4,177
Unilever NV                                             6,300             406
UST, Inc.                                              24,700           1,131
Walgreen Co.                                           70,764           3,047
Whole Foods Market, Inc.                               31,500           3,141
                                                                 ------------
                                                                      178,324
                                                                 ------------

Financial Services - 17.3%
ACE, Ltd.                                               8,000             344
Aflac, Inc.                                            40,510           1,647
Alliance Data Systems Corp. (AE)                       72,170           2,916
Allstate Corp. (The)                                  122,960           6,905
American Express Co.                                  354,940          18,705
American International Group, Inc.                    170,105           8,650
Ameritrade Holding Corp. (AE)                          11,000             115
AON Corp.                                             195,100           4,068
Archstone-Smith Trust (o)                               9,700             349
Astoria Financial Corp.                                28,350             752
Automatic Data Processing, Inc.                        80,200           3,484
Bank of America Corp.                                 994,304          44,782
Bank of New York Co., Inc. (The)                       24,700             690
BB&T Corp.                                             29,200           1,145
Capital One Financial Corp.                            88,500           6,274
CB Richard Ellis Group, Inc. (AE)                      90,650           3,150
Checkfree Corp. (AE)                                  165,100           6,056
Chicago Mercantile Exchange                            13,752           2,689
Chubb Corp.                                            35,540           2,906
Cigna Corp.                                            18,800           1,729
Citigroup, Inc.                                     1,033,520          48,533
CNA Financial Corp. (AE)(N)                               400              11
Comerica, Inc.                                         23,100           1,323
Commerce Bancorp, Inc. (N)                             41,600           1,164
Countrywide Financial Corp.                           241,966           8,757
Deluxe Corp. (N)                                       16,000             639
Dun & Bradstreet Corp. (AE)                             2,100             131
Eaton Vance Corp. (N)                                   9,700             227

                                                      Diversified Equity Fund  5

FRANK RUSSELL INVESTMENT COMPANY
DIVERSIFIED EQUITY FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Equity Office Properties Trust (o)                     77,300           2,433
Equity Residential (o)                                 34,500           1,185
Factset Research Systems, Inc. (N)                      6,100             169
Fannie Mae                                            111,630           6,022
Federated Investors, Inc. Class B                      22,300             634
First American Corp. (N)                                9,700             347
Fiserv, Inc. (AE)                                      35,700           1,510
Franklin Resources, Inc.                               86,980           5,974
Freddie Mac                                           144,590           8,895
Genworth Financial, Inc. Class A                      251,550           7,031
Goldman Sachs Group, Inc.                             335,905          35,871
Hartford Financial Services Group, Inc.               134,780           9,754
Host Marriott Corp. (o)                                27,400             461
HRPT Properties Trust (o)                               2,200              26
Huntington Bancshares, Inc.                            44,600           1,049
iShares Russell 1000 Value Index Fund                  33,900           2,192
JPMorgan Chase & Co.                                  557,839          19,798
KeyCorp                                                48,100           1,595
La Quinta Corp. (AE)(o)                                11,400              99
LandAmerica Financial Group, Inc. (N)                     100               5
Legg Mason, Inc.                                        9,100             645
Lehman Brothers Holdings, Inc.                         39,810           3,651
Lincoln National Corp.                                103,900           4,672
Loews Corp.                                            47,500           3,367
Manulife Financial Corp. (N)                           13,743             630
MBNA Corp.                                            291,640           5,760
Mellon Financial Corp.                                 94,580           2,619
Merrill Lynch & Co., Inc.                              94,820           5,114
Metlife, Inc.                                         201,360           7,833
MGIC Investment Corp.                                  14,400             850
Moody's Corp.                                           6,700             550
Morgan Stanley                                         26,000           1,368
National City Corp.                                    59,740           2,029
Nationwide Financial Services, Inc.                     2,800              99
PartnerRe, Ltd.                                         8,300             484
Paychex, Inc.                                         240,200           7,350
PMI Group, Inc. (The)                                  27,800             977
PNC Financial Services Group, Inc.                     79,660           4,240
Protective Life Corp.                                   4,500             172
Prudential Financial, Inc.                             25,300           1,446
Regions Financial Corp.                                12,099             405
RenaissanceRe Holdings, Ltd. (N)                        7,400             331
SLM Corp.                                             224,350          10,688
St. Paul Travelers Cos., Inc. (The)                   438,070          15,683
Starwood Hotels & Resorts Worldwide, Inc. (o)         201,350          10,941
SunTrust Banks, Inc.                                  113,860           8,292
T Rowe Price Group, Inc. (N)                           59,230           3,268
Torchmark Corp.                                        18,850           1,007
Trizec Properties, Inc. (o)                           131,550           2,630

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
UBS AG (N)                                             51,839           4,163
UCBH Holdings, Inc. (N)                                54,998             865
UnumProvident Corp. (N)                                59,400             993
US Bancorp                                            125,756           3,509
W Holding Co., Inc. (N)                                 7,400              60
Wachovia Corp.                                         34,400           1,761
Waddell & Reed Financial, Inc. Class A (N)             23,450             408
Washington Mutual, Inc.                                65,380           2,702
Wells Fargo & Co.                                      89,010           5,335
XL Capital, Ltd. Class A                                5,000             352
                                                                 ------------
                                                                      410,440
                                                                 ------------

Health Care - 14.6%
Abbott Laboratories                                   116,010           5,703
Aetna, Inc.                                            56,860           4,172
Affymetrix, Inc. (AE)(N)                               34,900           1,609
AMERIGROUP Corp. (AE)                                   7,400             260
AmerisourceBergen Corp.                                48,300           2,960
Amgen, Inc. (AE)                                      265,580          15,459
Amylin Pharmaceuticals, Inc. (AE)(N)                   52,800             898
Applera Corp. - Celera Genomics Group (AE)              6,000              55
Baxter International, Inc.                            192,080           7,126
Beckman Coulter, Inc.                                  21,500           1,435
Boston Scientific Corp. (AE)                          273,600           8,093
Bristol-Myers Squibb Co.                              109,100           2,837
Cardinal Health, Inc.                                  19,500           1,084
Caremark Rx, Inc. (AE)                                317,370          12,711
Celgene Corp. (AE)(N)                                 111,500           4,227
Community Health Systems, Inc. (AE)(N)                 40,000           1,458
Cooper Cos., Inc. (N)                                  31,050           2,097
Coventry Health Care, Inc. (AE)                         6,500             445
CR Bard, Inc.                                          63,770           4,539
DaVita, Inc. (AE)                                      27,900           1,124
Eli Lilly & Co.                                       189,040          11,053
Express Scripts, Inc. (AE)                             16,900           1,515
Eyetech Pharmaceuticals, Inc. (AE)(N)                  46,100           1,060
Genentech, Inc. (AE)                                  381,871          27,090
Gilead Sciences, Inc. (AE)                            127,790           4,741
HCA, Inc.                                              82,480           4,606
Health Net, Inc. (AE)                                 162,500           5,530
Hospira, Inc. (AE)                                      9,900             332
Humana, Inc. (AE)                                      20,470             709
IMS Health, Inc.                                       19,300             463

 6  Diversified Equity Fund

FRANK RUSSELL INVESTMENT COMPANY
DIVERSIFIED EQUITY FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
IVAX Corp. (AE)                                       262,600           4,963
Johnson & Johnson                                     772,413          53,010
Kinetic Concepts, Inc. (AE)                            36,600           2,249
McKesson Corp.                                          6,700             248
Medarex, Inc. (AE)(N)                                     100               1
Medco Health Solutions, Inc. (AE)                      62,400           3,181
Medimmune, Inc. (AE)                                  237,000           6,013
Medtronic, Inc.                                       242,196          12,764
Merck & Co., Inc.                                     146,310           4,960
Novartis AG ADR                                        48,510           2,364
Pacificare Health Systems (AE)                         16,269             972
Pfizer, Inc.                                        1,153,691          31,346
Quest Diagnostics, Inc.                                32,341           3,422
Roche Holding AG ADR                                   32,630           1,968
Sanofi-Aventis ADR (N)                                205,236           9,106
Schering-Plough Corp.                                 188,100           3,926
Sepracor, Inc. (AE)(N)                                 42,220           2,530
St. Jude Medical, Inc. (AE)                           151,229           5,902
Stryker Corp.                                          35,300           1,714
Tenet Healthcare Corp. (AE)                           195,450           2,340
Triad Hospitals, Inc. (AE)                             28,300           1,450
UnitedHealth Group, Inc.                              239,920          22,675
Valeant Pharmaceuticals International (N)              52,300           1,085
Varian Medical Systems, Inc. (AE)                      20,600             695
WellPoint, Inc. (AE)                                   81,870          10,459
Wyeth                                                 148,290           6,664
Zimmer Holdings, Inc. (AE)                            185,755          15,124
                                                                 ------------
                                                                      346,522
                                                                 ------------

Integrated Oils - 5.4%
Amerada Hess Corp.                                     14,700           1,377
ChevronTexaco Corp.                                   161,494           8,398
ConocoPhillips                                        355,136          37,236
Exxon Mobil Corp.                                     715,103          40,782
Marathon Oil Corp.                                    302,919          14,107
Occidental Petroleum Corp.                            228,800          15,787
Suncor Energy, Inc.                                   116,300           4,287
Total SA ADR (N)                                       25,560           2,835
Unocal Corp.                                           81,430           4,442
                                                                 ------------
                                                                      129,251
                                                                 ------------

Materials and Processing - 4.1%
Air Products & Chemicals, Inc.                         50,890           2,989
American Standard Cos., Inc.                           27,200           1,216
Archer-Daniels-Midland Co.                            598,225          10,762
Ashland, Inc.                                          12,900             867
BASF AG ADR                                           105,600           6,853
Bayer AG ADR                                           51,520           1,662
Bemis Co.                                              11,000             303
Bowater, Inc. (N)                                      63,640           2,068

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Bunge, Ltd. (N)                                        12,800             727
Cia Vale do Rio Doce ADR                               64,170           1,729
Commercial Metals Co.                                   6,800             173
Corn Products International, Inc.                     182,200           4,012
Dow Chemical Co. (The)                                107,000           4,915
Eastman Chemical Co.                                   12,100             653
Ecolab, Inc.                                           22,000             720
EI Du Pont de Nemours & Co.                           144,625           6,813
Freeport-McMoRan Copper & Gold, Inc. Class B           85,500           2,963
Georgia-Pacific Corp.                                  10,700             367
Hercules, Inc. (AE)                                    26,800             355
Hughes Supply, Inc.                                    51,900           1,355
International Paper Co.                               257,670           8,836
Lafarge North America, Inc.                             4,000             222
Lennar Corp. Class B (N)                                2,688             129
Lone Star Technologies, Inc. (AE)                       7,200             280
Lubrizol Corp.                                         22,100             857
Lyondell Chemical Co.                                 122,680           3,078
Martin Marietta Materials, Inc.                         5,300             291
Masco Corp.                                           116,810           3,678
Monsanto Co.                                          127,160           7,454
Mosaic Co. (The) (AE)                                 343,950           4,420
Nalco Holding Co. (AE)(N)                              25,260             455
Newmont Mining Corp.                                    7,000             266
OM Group, Inc. (AE)                                     5,600             123
Pactiv Corp. (AE)                                      26,650             571
Phelps Dodge Corp.                                      5,200             446
PPG Industries, Inc.                                   70,520           4,764
Praxair, Inc.                                          18,380             861
Reliance Steel & Aluminum Co. (N)                       3,200             121
Sherwin-Williams Co. (The)                             13,600             606
Smurfit-Stone Container Corp. (AE)                    109,180           1,431
Sonoco Products Co.                                    25,900             702
St. Joe Co. (The)                                      60,576           4,215
Syngenta AG ADR                                       110,570           2,292
United States Steel Corp.                              24,500           1,048
URS Corp. (AE)(N)                                       2,600              80
                                                                 ------------
                                                                       98,728
                                                                 ------------

Miscellaneous - 4.2%
3M Co.                                                139,300          10,652
ABB, Ltd. ADR (AE)                                     58,300             367
Brunswick Corp.                                         7,500             315
Eaton Corp.                                            19,700           1,155

                                                      Diversified Equity Fund  7

FRANK RUSSELL INVESTMENT COMPANY
DIVERSIFIED EQUITY FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Fortune Brands, Inc.                                   32,470           2,746
General Electric Co.                                1,539,884          55,743
Honeywell International, Inc.                         246,100           8,801
ITT Industries, Inc.                                   11,700           1,058
Johnson Controls, Inc.                                  8,800             483
SPX Corp. (N)                                          15,500             600
Textron, Inc.                                          17,100           1,288
Tyco International, Ltd.                              515,250          16,132
                                                                 ------------
                                                                       99,340
                                                                 ------------

Other Energy - 2.3%
Anadarko Petroleum Corp.                                4,200             307
Apache Corp.                                           93,700           5,274
Burlington Resources, Inc.                             24,100           1,172
Devon Energy Corp.                                     33,030           1,492
El Paso Corp.                                          87,000             869
EOG Resources, Inc.                                    85,120           4,047
GlobalSantaFe Corp.                                    38,220           1,284
Grey Wolf, Inc. (AE)(N)                                20,300             122
Halliburton Co.                                       228,650           9,510
Houston Exploration Co. (AE)                            5,600             285
Newfield Exploration Co. (AE)(N)                       19,000           1,350
Noble Corp.                                            51,960           2,645
NRG Energy, Inc. (AE)                                  72,950           2,269
Peabody Energy Corp.                                   41,580           1,820
Premcor, Inc.                                          64,750           4,283
Pride International, Inc. (AE)                         16,200             361
Reliant Energy, Inc. (AE)                             632,500           6,433
Schlumberger, Ltd.                                    122,400           8,373
Todco Class A (AE)                                     10,000             223
Transocean, Inc. (AE)                                  33,700           1,563
                                                                 ------------
                                                                       53,682
                                                                 ------------

Producer Durables - 5.7%
Agilent Technologies, Inc. (AE)                        83,250           1,727
American Power Conversion Corp.                           550              13
Applied Materials, Inc.                               153,180           2,278
Boeing Co.                                            381,700          22,719
Caterpillar, Inc.                                     210,083          18,498
Centex Corp.                                           12,900             745
Cooper Industries, Ltd. Class A                        29,380           1,870
Danaher Corp.                                          81,060           4,104
Deere & Co.                                           263,430          16,475
DR Horton, Inc.                                        36,000           1,098
Emerson Electric Co.                                   43,620           2,734
Empresa Brasileira de Aeronautica SA ADR               16,950             489
Goodrich Corp.                                         63,470           2,558
Herman Miller, Inc.                                    39,100           1,118
Hubbell, Inc. Class B                                  11,000             478
Illinois Tool Works, Inc.                              81,930           6,867

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Joy Global, Inc.                                        9,200             312
KB Home                                                47,148           2,687
Kla-Tencor Corp.                                       49,020           1,913
Lennar Corp. Class A                                   77,226           3,975
Lockheed Martin Corp.                                 140,320           8,553
MDC Holdings, Inc.                                     42,775           2,797
Northrop Grumman Corp.                                 95,460           5,235
Pitney Bowes, Inc.                                     12,000             537
Pulte Homes, Inc.                                      17,900           1,279
Sandvik AB ADR (N)                                     20,250             790
Steelcase, Inc. Class A (N)                             3,100              41
Teradyne, Inc. (AE)                                   156,150           1,721
Thermo Electron Corp. (AE)                            202,900           5,068
Toll Brothers, Inc. (AE)                               22,763           1,725
United Technologies Corp.                             149,358          15,193
                                                                 ------------
                                                                      135,597
                                                                 ------------

Technology - 10.4%
ADC Telecommunications, Inc. (AE)(N)                  151,600             344
Adobe Systems, Inc.                                    12,900             767
Altera Corp. (AE)                                     392,800           8,143
Amphenol Corp. Class A                                  6,100             241
Analog Devices, Inc.                                   31,290           1,067
Apple Computer, Inc. (AE)                             131,300           4,735
Applied Micro Circuits Corp. (AE)                      70,300             188
Arrow Electronics, Inc. (AE)                           56,300           1,370
Autodesk, Inc.                                         17,200             547
Avnet, Inc. (AE)                                      174,650           3,299
BearingPoint, Inc. (AE)                               419,250           2,595
Broadcom Corp. Class A (AE)                           156,050           4,667
Ciena Corp. (AE)                                       34,200              79
Cisco Systems, Inc. (AE)                              594,700          10,276
Cognizant Technology Solutions Corp. Class A
   (AE)                                                67,180           2,822
Computer Sciences Corp. (AE)                            9,100             396
Comverse Technology, Inc. (AE)                        129,140           2,943
Corning, Inc. (AE)                                    128,870           1,772
Dell, Inc. (AE)                                       295,548          10,294
Electronic Data Systems Corp.                          93,000           1,800
EMC Corp. (AE)                                        230,660           3,026
Flextronics International, Ltd. (AE)                   24,000             268
Freescale Semiconductor, Inc. Class B (AE)            224,316           4,231
General Dynamics Corp.                                 80,485           8,455
Hewlett-Packard Co.                                   483,760           9,903

 8  Diversified Equity Fund

FRANK RUSSELL INVESTMENT COMPANY
DIVERSIFIED EQUITY FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Ingram Micro, Inc. Class A (AE)                        31,400             523
Intel Corp.                                           443,080          10,421
International Business Machines Corp.                  19,950           1,524
Juniper Networks, Inc. (AE)                           428,890           9,689
L-3 Communications Holdings, Inc.                      69,700           4,947
Lucent Technologies, Inc. (AE)(N)                      77,000             187
Macrovision Corp. (AE)(N)                              44,900             918
Marvell Technology Group, Ltd. (AE)                    63,640           2,131
Maxim Integrated Products, Inc.                       266,400           9,963
McAfee, Inc. (AE)                                      10,000             209
Micros Systems, Inc. (AE)(N)                            3,200             127
Microsoft Corp.                                     1,627,728          41,182
Motorola, Inc.                                        361,600           5,547
National Semiconductor Corp.                          198,000           3,778
Nvidia Corp. (AE)(N)                                  136,300           2,990
Oracle Corp. (AE)                                   1,085,600          12,550
Parametric Technology Corp. (AE)                       28,400             151
PerkinElmer, Inc.                                      92,000           1,702
PMC - Sierra, Inc. (AE)(N)                            186,500           1,503
Qualcomm, Inc. (AE)                                   491,604          17,152
Raytheon Co.                                            9,200             346
Research In Motion, Ltd. (AE)                          31,600           2,035
Rockwell Automation, Inc.                              58,610           2,710
SanDisk Corp. (AE)                                     83,800           1,986
Sanmina-SCI Corp. (AE)                                902,650           3,620
Siemens AG ADR (N)                                     94,400           6,940
Silicon Image, Inc. (AE)                              115,900           1,167
Solectron Corp. (AE)(N)                               119,500             394
Sony Corp. ADR                                         81,700           2,999
Symantec Corp. (AE)                                    63,470           1,192
Tellabs, Inc. (AE)                                     22,800             177
Texas Instruments, Inc.                               372,950           9,309
Western Digital Corp. (AE)                             18,600             236
Xilinx, Inc.                                          121,450           3,272
                                                                 ------------
                                                                      247,805
                                                                 ------------

Utilities - 4.0%
Alltel Corp.                                           13,700             780
American Electric Power Co., Inc.                      12,500             440
BellSouth Corp.                                       518,050          13,723
Cinergy Corp. (N)                                      20,910             828
Comcast Corp. Class A (AE)                            379,273          12,178
Comcast Corp. Special Class A (AE)                     42,550           1,350
Dominion Resources, Inc.                               73,900           5,572
DTE Energy Co.                                         16,900             777
Edison International                                   22,200             806
Entergy Corp.                                         103,510           7,587
Exelon Corp.                                           38,900           1,926
FirstEnergy Corp.                                      31,500           1,371
FPL Group, Inc.                                        11,340             463
Northeast Utilities                                    37,100             679

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Pepco Holdings, Inc.                                   18,300             397
Pinnacle West Capital Corp.                             9,600             402
PPL Corp.                                              29,490           1,600
Progress Energy, Inc.                                  13,900             584
Progress Energy, Inc. - CVO                             5,500               1
Public Service Enterprise Group, Inc. (N)              19,700           1,145
Puget Energy, Inc. (N)                                  7,000             150
Questar Corp.                                          41,050           2,397
SBC Communications, Inc.                              171,947           4,092
Sempra Energy                                          33,200           1,341
Sprint Corp.                                          617,390          13,743
Telephone & Data Systems, Inc.                         39,600           3,057
TXU Corp.                                              56,625           4,858
Verizon Communications, Inc.                          252,540           9,041
Vodafone Group PLC ADR (N)                            133,713           3,495
                                                                 ------------
                                                                       94,783
                                                                 ------------

TOTAL COMMON STOCKS
(cost $1,980,863)                                                   2,202,947
                                                                 ------------

LONG-TERM INVESTMENTS - 0.0%
Corporate Bonds and Notes - 0.0%
Delta Air Lines, Inc.
   8.000% due 06/03/23                                  1,500             518
                                                                 ------------

TOTAL LONG-TERM INVESTMENTS
(cost $959)                                                               518
                                                                 ------------

WARRANTS & RIGHTS - 0.0%
Lucent Technologies, Inc.
   2007 Warrants (AE)                                  11,975               6
                                                                 ------------

TOTAL WARRANTS & RIGHTS
(cost $0)                                                                   6
                                                                 ------------

                                                      Diversified Equity Fund  9

FRANK RUSSELL INVESTMENT COMPANY
DIVERSIFIED EQUITY FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
SHORT-TERM INVESTMENTS - 6.8%
Frank Russell Investment Company Money Market
   Fund                                           151,867,922         151,868
United States Treasury Bill (c)(z)(sec.)
   2.755% due 06/09/05                                 10,000           9,971
                                                                 ------------

TOTAL SHORT-TERM INVESTMENTS
(cost $161,839)                                                       161,839
                                                                 ------------

OTHER SECURITIES - 3.2%
Frank Russell Investment Company Money Market
   Fund (X)                                        18,459,170          18,459
State Street Securities Lending Quality Trust
   (X)                                             58,158,913          58,159
                                                                 ------------

TOTAL OTHER SECURITIES
(cost $76,618)                                                         76,618
                                                                 ------------
TOTAL INVESTMENTS - 102.7%
(identified cost $2,220,279)                                        2,441,928

OTHER ASSETS AND LIABILITIES,
NET - (2.7%)                                                          (65,586)
                                                                 ------------

NET ASSETS - 100.0%                                                 2,376,342
                                                                 ============

FUTURES CONTRACTS
                                                                   UNREALIZED
                                                   NOTIONAL       APPRECIATION
                                                    AMOUNT       (DEPRECIATION)
(NUMBER OF CONTRACTS)                                 $                $
-------------------------------------------------------------------------------
Long Positions
Russell 1000 Index
   expiration date 06/05 (43)                          13,422             (615)

S&P 500 E-Mini Index
   expiration date 06/05 (968)                         56,071           (2,300)

S&P 500 Index
   expiration date 06/05 (228)                         66,035             (910)

S&P Midcap 400 Index
   expiration date 06/05 (111)                         35,201           (2,227)
                                                                  ------------

Total Unrealized Appreciation (Depreciation) on
   Open Futures Contracts                                               (6,052)
                                                                  ============

                                                     % OF
                                                     NET
PORTFOLIO SUMMARY                                   ASSETS
-------------------------------------------------------------
Auto and Transportation                                   2.8
Consumer Discretionary                                   14.4
Consumer Staples                                          7.5

-------------------------------------------------------------
                                                     % OF
                                                     NET
PORTFOLIO SUMMARY                                   ASSETS
Financial Services                                       17.3
Health Care                                              14.6
Integrated Oils                                           5.4
Materials and Processing                                  4.1
Miscellaneous                                             4.2
Other Energy                                              2.3
Producer Durables                                         5.7
Technology                                               10.4
Utilities                                                 4.0
Long-Term Investments                                      --*
Warrants & Rights                                          --*
Short-Term Investments                                    6.8
Other Securities                                          3.2
                                                 ------------
Total Investments                                       102.7
Other Assets and Liabilities, Net                        (2.7)
                                                 ------------

Net Assets                                              100.0
                                                 ============
Futures Contracts                                         0.3

*  Less than .05%.

See accompanying notes which are an integral part of the financial statements.

 10  Diversified Equity Fund

FRANK RUSSELL INVESTMENT COMPANY
SPECIAL GROWTH FUND

SHAREHOLDER EXPENSE EXAMPLE -- APRIL 30, 2005 (UNAUDITED)

--------------------------------------------------------------------------------

FUND EXPENSES

THE FOLLOWING DISCLOSURE PROVIDES IMPORTANT INFORMATION REGARDING EACH FUND'S EXPENSE EXAMPLE, WHICH APPEARS ON EACH FUND'S INDIVIDUAL PAGE IN THIS SEMIANNUAL REPORT. PLEASE REFER TO THIS INFORMATION WHEN REVIEWING THE EXPENSE EXAMPLE FOR A FUND.

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including advisory and administrative fees; distribution and/or service (12b-1) fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from November 1, 2004 to April 30, 2005.

ACTUAL EXPENSES

The information in the table under the heading "Actual Performance" provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table under the heading "Hypothetical Performance (5% return before expenses)" provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading "Hypothetical Performance (5% return before expenses)" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                  HYPOTHETICAL
                                                  PERFORMANCE
                                  ACTUAL           (5% RETURN
CLASS C                        PERFORMANCE      BEFORE EXPENSES)
-------                       --------------    ----------------
Beginning Account Value
November 1, 2004              $     1,000.00      $     1,000.00
Ending Account Value April
30, 2005                      $     1,005.70      $     1,013.74
Expenses Paid During
Period*                       $        11.29      $        11.33

* Expenses are equal to the Fund's annualized expense ratio of 2.27%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

                                                  HYPOTHETICAL
                                                  PERFORMANCE
                                  ACTUAL           (5% RETURN
CLASS E                        PERFORMANCE      BEFORE EXPENSES)
-------                       --------------    ----------------
Beginning Account Value
November 1, 2004              $     1,000.00      $     1,000.00
Ending Account Value April
30, 2005                      $     1,009.50      $     1,017.46
Expenses Paid During
Period*                       $         7.57      $         7.60

* Expenses are equal to the Fund's annualized expense ratio of 1.52%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

                                                  HYPOTHETICAL
                                                  PERFORMANCE
                                  ACTUAL           (5% RETURN
CLASS S                        PERFORMANCE      BEFORE EXPENSES)
-------                       --------------    ----------------
Beginning Account Value
November 1, 2004              $     1,000.00      $     1,000.00
Ending Account Value April
30, 2005                      $     1,010.80      $     1,018.75
Expenses Paid During
Period*                       $         6.28      $         6.31

* Expenses are equal to the Fund's annualized expense ratio of 1.26%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

                                                         Special Growth Fund  11

FRANK RUSSELL INVESTMENT COMPANY
SPECIAL GROWTH FUND

SCHEDULE OF INVESTMENTS -- APRIL 30, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
COMMON STOCKS - 91.8%
Auto and Transportation - 5.1%
American Axle & Manufacturing Holdings, Inc. (N)       15,500             309
Arctic Cat, Inc. (N)                                    6,200             147
ArvinMeritor, Inc.                                     30,600             364
Autoliv, Inc.                                         106,510           4,714
Aviall, Inc. (AE)                                      31,500             921
Celadon Group, Inc. (AE)                                5,100              83
CNF, Inc.                                              48,800           2,086
Dana Corp.                                             89,900           1,027
Delphi Corp.                                           51,300             169
DryShips, Inc. (AE)                                    40,000             635
ExpressJet Holdings, Inc. (AE)                         47,300             420
FLYi, Inc. (AE)(N)                                     67,000              49
Frontier Airlines, Inc. (AE)(N)                        18,600             181
General Maritime Corp. (AE)(N)                         31,000           1,359
Gentex Corp. (N)                                       10,200             331
Grupo TMM SA ADR Series A (AE)(N)                      75,900             227
Heartland Express, Inc.                                45,900             851
HUB Group, Inc. Class A (AE)                            4,940             272
JB Hunt Transport Services, Inc.                       32,160           1,257
Kansas City Southern (AE)(N)                           35,000             662
Kirby Corp. (AE)                                       30,200           1,230
Laidlaw International, Inc. (AE)                       60,600           1,357
Landstar System, Inc. (AE)                             30,200             926
Lear Corp.                                              8,000             271
Marten Transport, Ltd. (AE)                             7,400             141
Navistar International Corp. (AE)                      26,300             777
Offshore Logistics, Inc. (AE)                          29,950             868
OMI Corp. (N)                                          58,300           1,060
Oshkosh Truck Corp.                                    11,195             841
Overnite Corp.                                        108,905           3,265
Overseas Shipholding Group, Inc.                       32,400           1,828
Pacer International, Inc. (AE)                        109,100           2,262
Polaris Industries, Inc. (N)                           21,670           1,247
Republic Airways Holdings, Inc. (AE)                   18,500             226
SCS Transportation, Inc. (AE)                           8,600             131
Skywest, Inc.                                          31,100             562
Stolt-Nielsen SA ADR (AE)                              17,200             587
Swift Transportation Co., Inc. (AE)(N)                 13,800             294
TBC Corp. (AE)(N)                                       1,100              29
Teekay Shipping Corp. (N)                              23,200             973
Tidewater, Inc. (N)                                    24,290             837
TRW Automotive Holdings Corp. (AE)                     20,700             369
Tsakos Energy Navigation, Ltd. (N)                     13,185             505
UTI Worldwide, Inc. (N)                                27,100           1,738
Visteon Corp. (N)                                      90,100             315

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Werner Enterprises, Inc.                               97,605           1,814
Westinghouse Air Brake Technologies Corp.              75,100           1,502
Yellow Roadway Corp. (AE)                              31,900           1,563
                                                                 ------------
                                                                       43,582
                                                                 ------------

Consumer Discretionary - 18.5%
Abercrombie & Fitch Co. Class A                        48,100           2,595
ABM Industries, Inc.                                   15,200             276
AC Moore Arts & Crafts, Inc. (AE)(N)                   38,900           1,012
Activision, Inc. (AE)                                  30,400             440
Adesa, Inc.                                            60,800           1,471
Advance Auto Parts, Inc. (AE)                          76,300           4,072
Advo, Inc.                                             53,000           1,527
Alderwoods Group, Inc. (AE)                            17,600             230
Alliance Gaming Corp. (AE)(N)                          57,000             650
American Eagle Outfitters, Inc.                        37,400             981
American Greetings Corp. Class A (N)                   48,420           1,097
American Woodmark Corp. (N)                             1,429              45
AMN Healthcare Services, Inc. (AE)(N)                  83,200           1,229
aQuantive, Inc. (AE)(N)                                81,900             909
Arbitron, Inc.                                         39,330           1,664
Asbury Automotive Group, Inc. (AE)                     13,800             190
Banta Corp.                                            19,900             829
Blue Nile, Inc. (AE)(N)                                20,465             515
Borders Group, Inc.                                    53,800           1,301
Brightpoint, Inc. (AE)                                  6,800             144
Brinker International, Inc. (AE)                       11,100             375
Brink's Co. (The)                                      49,870           1,609
Brown Shoe Co., Inc.                                   14,200             439
Buckle, Inc. (The) (N)                                  2,100              72
Burlington Coat Factory Warehouse Corp.                13,600             375
Catalina Marketing Corp.                                6,600             153
Cato Corp. (The) Class A                               12,700             326
Central European Distribution Corp. (AE)(N)            72,100           2,676
Central Garden and Pet Co. (AE)(N)                     22,200             923
Charles River Associates, Inc. (AE)                    22,300           1,169
Charming Shoppes, Inc. (AE)                           182,200           1,356
Chemed Corp.                                           17,100           1,211
Choice Hotels International, Inc.                      18,040           1,092
ChoicePoint, Inc. (AE)                                 31,933           1,260
Circuit City Stores, Inc.                              75,942           1,200
CKE Restaurants, Inc. (AE)(N)                          32,810             487
Claire's Stores, Inc.                                  58,800           1,283
Clark, Inc. (N)                                           100               1
CNS, Inc.                                              54,300           1,020

 12  Special Growth Fund

FRANK RUSSELL INVESTMENT COMPANY
SPECIAL GROWTH FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Cogent, Inc. (AE)                                       4,500             101
Consolidated Graphics, Inc. (AE)                        5,200             239
Convergys Corp. (AE)                                  106,120           1,375
Corinthian Colleges, Inc. (AE)(N)                      55,200             784
Corporate Executive Board Co.                          65,300           4,293
Corrections Corp. of America (AE)                      12,085             457
Cost Plus, Inc. (AE)                                   30,255             702
CoStar Group, Inc. (AE)(N)                             20,100             795
Cross Country Healthcare, Inc. (AE)                    34,300             553
CSK Auto Corp. (AE)                                    15,000             233
Ctrip.com International, Ltd. ADR (AE)(N)              30,200           1,325
Darden Restaurants, Inc.                               54,000           1,620
DeVry, Inc. (AE)                                       31,700             723
Dillard's, Inc. Class A                                54,800           1,275
Dolby Laboratories, Inc. Class A (AE)                  72,300           1,479
DreamWorks Animation SKG, Inc. Class A (AE)             6,300             236
Earthlink, Inc. (AE)                                   82,000             753
Eastern Co. (The) (N)                                  40,025             891
Education Management Corp. (AE)                       104,500           2,926
Electronics Boutique Holdings Corp. (AE)(N)            17,800             992
Entercom Communications Corp. (AE)                     36,900           1,189
Entravision Communications Corp. Class A (AE)          27,400             216
Ethan Allen Interiors, Inc. (N)                        26,000             783
Ezcorp, Inc. Class A (AE)                              28,400             348
Famous Dave's of America, Inc. (AE)                    49,200             532
Federated Department Stores, Inc.                      14,600             840
Finish Line, Inc. (The) Class A (N)                    62,780           1,131
Furniture Brands International, Inc. (N)               35,100             680
G&K Services, Inc. Class A                              6,600             253
Gemstar-TV Guide International, Inc. (AE)             241,100             928
Geo Group, Inc. (The) (AE)(N)                           4,900             129
Getty Images, Inc. (AE)                                30,300           2,168
Gildan Activewear, Inc. (AE)                           13,000             549
Handleman Co.                                          30,830             535
Harte-Hanks, Inc.                                      33,800             963
Hasbro, Inc.                                           84,800           1,604
Haverty Furniture Cos., Inc. (N)                        9,100             131
Hearst-Argyle Television, Inc.                         95,590           2,399
Helen of Troy, Ltd. (AE)(N)                            35,930           1,004
Hewitt Associates, Inc. Class A (AE)(N)                36,431             969
Hilton Hotels Corp.                                    39,600             864
Hot Topic, Inc. (AE)(N)                               112,145           2,242
IKON Office Solutions, Inc.                            61,600             533
International Speedway Corp. Class A                   12,100             644
Jack in the Box, Inc. (AE)                             38,980           1,425
Jo-Ann Stores, Inc. (AE)                               29,600             749

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Jones Apparel Group, Inc.                              36,100           1,099
Jos A Bank Clothiers, Inc. (AE)(N)                     28,500             935
Korn/Ferry International (AE)                          18,100             261
Labor Ready, Inc. (AE)(N)                             164,550           2,746
Lamar Advertising Co. Class A (AE)                     46,700           1,746
Laureate Education, Inc. (AE)                          31,573           1,402
La-Z-Boy, Inc. (N)                                     89,900           1,064
Leapfrog Enterprises, Inc. (AE)(N)                     44,100             441
Lee Enterprises, Inc.                                  23,500             975
Life Time Fitness, Inc. (AE)(N)                        44,600           1,207
Lin TV Corp. Class A (AE)                              59,910             934
Lithia Motors, Inc. Class A (N)                        17,170             423
Liz Claiborne, Inc.                                    26,600             942
Lone Star Steakhouse & Saloon, Inc.                     5,100             145
Manpower, Inc.                                          8,200             316
Marcus Corp.                                           36,100             691
MarineMax, Inc. (AE)(N)                                12,500             338
Marvel Enterprises, Inc. (AE)(N)                       61,600           1,207
MAXIMUS, Inc. (AE)                                     11,200             344
McClatchy Co. Class A                                  21,375           1,511
Media General, Inc. Class A                            19,800           1,213
Men's Wearhouse, Inc. (AE)                             32,400           1,337
Mohawk Industries, Inc. (AE)                           20,200           1,572
Movado Group, Inc.                                      5,600              90
Movie Gallery, Inc. (N)                                10,920             295
Nautilus Group, Inc. (N)                               58,600           1,457
Navigant Consulting, Inc. (AE)                        120,715           2,833
Netratings, Inc. (AE)(N)                                9,500             138
Oakley, Inc.                                           33,400             446
Orient-Express Hotels, Ltd. Class A                    71,500           1,878
Oshkosh B'Gosh, Inc. Class A (N)                          218               6
Pacific Sunwear of California, Inc. (AE)               93,900           2,123
Penn National Gaming, Inc. (AE)                        16,000             504
Petco Animal Supplies, Inc. (AE)                       13,460             421
PF Chang's China Bistro, Inc. (AE)(N)                   7,300             405
Phillips-Van Heusen Corp.                              28,200             730
Pier 1 Imports, Inc. (N)                               26,000             378
Pixar (AE)                                              7,940             363
PLATO Learning, Inc. (AE)(N)                           11,426              84
Playtex Products, Inc. (AE)                            51,800             526
Polo Ralph Lauren Corp.                                60,000           2,106
Pre-Paid Legal Services, Inc. (N)                      20,210             722
Prestige Brands Holdings, Inc. (AE)                    47,500             855
Providence Service Corp. (The) (AE)                    48,800           1,249
Pulitzer, Inc.                                          7,700             490
Radio One, Inc. Class D (AE)(N)                       116,685           1,525
Reebok International, Ltd.                              5,100             207

                                                         Special Growth Fund  13

FRANK RUSSELL INVESTMENT COMPANY
SPECIAL GROWTH FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Regal Entertainment Group Class A (N)                   6,600             134
Rent-Way, Inc. (AE)(N)                                 19,100             149
Resources Connection, Inc. (AE)(N)                     39,800             761
Retail Ventures, Inc. (AE)                              4,600              46
Rocky Shoes & Boots, Inc. (AE)                          4,100             110
RR Donnelley & Sons Co.                                50,691           1,668
Ruby Tuesday, Inc.                                     27,660             622
Russ Berrie & Co., Inc. (N)                             5,600              72
Russell Corp.                                          22,400             392
Ryan's Restaurant Group, Inc. (AE)                    111,300           1,411
Sabre Holdings Corp. Class A                           39,800             778
Scholastic Corp. (AE)                                  15,200             530
SCP Pool Corp.                                        112,500           3,666
ServiceMaster Co. (The)                                54,800             703
Shoe Carnival, Inc. (AE)                                4,700              90
ShopKo Stores, Inc. (AE)(N)                            57,480           1,377
Six Flags, Inc. (AE)(N)                                68,000             265
Sonic Automotive, Inc.                                 26,100             513
Speedway Motorsports, Inc. (N)                          6,900             237
Sports Authority, Inc. (The) (AE)(N)                   54,000           1,436
Stage Stores, Inc. (AE)                                40,131           1,518
Stanley Works (The)                                    29,400           1,265
Steinway Musical Instruments, Inc. (AE)(N)              2,500              76
Stewart Enterprises, Inc. Class A (N)                  39,500             213
Stride Rite Corp.                                      12,200             149
Tech Data Corp. (AE)                                   36,050           1,317
TeleTech Holdings, Inc. (AE)(N)                        22,000             231
Tempur-Pedic International, Inc. (AE)(N)              125,190           2,390
Too, Inc. (AE)                                         31,100             716
Toro Co.                                                3,280             136
Trans World Entertainment, Corp. (AE)(N)               16,600             220
Trizetto Group, Inc. (The) (AE)                        20,900             221
United Auto Group, Inc.                                15,100             428
United Stationers, Inc. (AE)                           13,100             553
USANA Health Sciences, Inc. (AE)(N)                    37,540           1,552
Vail Resorts, Inc. (AE)(N)                             14,900             385
Valassis Communications, Inc. (AE)                     15,300             539
Valuevision Media, Inc. Class A (AE)                   14,800             147
Volt Information Sciences, Inc. (AE)                    3,100              61
Washington Post, Inc. Class B                           1,100             951
WESCO International, Inc. (AE)                         50,075           1,211
West Corp. (AE)                                        53,000           1,717
Wilsons The Leather Experts Inc. (AE)(N)                  800               4
Wolverine World Wide, Inc.                             47,460             963
                                                                 ------------
                                                                      158,367
                                                                 ------------

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------

Consumer Staples - 1.5%
7-Eleven, Inc. (AE)                                    31,000             725
Boston Beer Co., Inc. Class A (AE)(N)                   5,800             116
Chiquita Brands International, Inc.                    23,400             586
Coca-Cola Bottling Co. Consolidated                    19,077             910
Constellation Brands, Inc. Class A (AE)                43,600           2,298
Flowers Foods, Inc.                                    14,000             404
Longs Drug Stores Corp. (N)                            24,160             878
Molson Coors Brewing Co. Class B (N)                   18,900           1,167
NBTY, Inc. (AE)                                        12,275             262
Pathmark Stores, Inc. (AE)                             51,900             401
Pepsi Bottling Group, Inc.                             31,000             889
Pilgrim's Pride Corp. (N)                              34,200           1,234
Provide Commerce, Inc. (AE)                            26,690             464
Ralcorp Holdings, Inc.                                 15,800             626
Ruddick Corp.                                          13,700             308
Spartan Stores, Inc. (AE)                              79,300             906
Tootsie Roll Industries, Inc.                           8,003             247
Tyson Foods, Inc. Class A                              16,700             282
Weis Markets, Inc.                                      2,600              99
                                                                 ------------
                                                                       12,802
                                                                 ------------

Financial Services - 17.1%
Advent Software, Inc. (AE)                             65,100           1,161
Affiliated Managers Group, Inc. (AE)(N)                15,200             950
Alexandria Real Estate Equities, Inc. (o)              10,770             741
Alliance Data Systems Corp. (AE)                      161,575           6,529
Allmerica Financial Corp. (AE)                         38,810           1,303
AMB Property Corp. (o)                                 35,000           1,365
American Financial Group, Inc.                         10,140             315
American Home Mortgage Investment Corp. (o)            18,300             598
American Physicians Capital, Inc. (AE)                  7,800             242
AmeriCredit Corp. (AE)                                 63,410           1,484
AmerUs Group Co. (N)                                    7,570             356
Anthracite Capital, Inc. (o)                           24,052             267
Anworth Mortgage Asset Corp. (N)                       44,800             418
Apartment Investment & Management Co. Class A
   (o)                                                 22,100             842
Arbor Realty Trust, Inc. (o)(N)                         7,200             176
Arden Realty, Inc. (o)                                 23,200             828

 14  Special Growth Fund

FRANK RUSSELL INVESTMENT COMPANY
SPECIAL GROWTH FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Aspen Insurance Holdings, Ltd.                         46,500           1,269
Associated Banc-Corp                                   43,625           1,349
Assurant, Inc.                                          8,100             268
Astoria Financial Corp.                                 9,295             246
AvalonBay Communities, Inc. (o)                        28,200           2,030
Axis Capital Holdings, Ltd.                            24,200             644
Bank of Hawaii Corp.                                   39,880           1,888
BankAtlantic Bancorp, Inc. Class A                     30,600             522
Bear Stearns Cos., Inc. (The)                           8,600             814
BISYS Group, Inc. (The) (AE)                          149,200           2,107
BOK Financial Corp. (AE)                                4,429             185
Brandywine Realty Trust (o)                            31,300             886
Capital Automotive REIT (o)                             9,500             323
CapitalSource, Inc. (AE)(N)                           123,100           2,585
CarrAmerica Realty Corp. (o)                           16,900             558
Cathay General Bancorp (N)                             16,800             552
CB Richard Ellis Group, Inc. (AE)                      64,800           2,252
CBL & Associates Properties, Inc. (o)                  24,490           1,895
CCC Information Services Group (AE)                     5,600             131
Central Pacific Financial Corp.                        17,270             563
Certegy, Inc.                                          19,300             703
CharterMac                                             21,200             443
Checkfree Corp. (AE)                                   48,800           1,790
Chemical Financial Corp. (N)                              195               6
CIT Group, Inc.                                        20,000             806
City National Corp.                                    12,800             902
CNA Surety Corp. (AE)                                  59,700             784
Colonial BancGroup, Inc. (The)                        112,300           2,477
Commerce Group, Inc.                                    7,900             467
Commercial Federal Corp.                               32,200             841
Commercial Net Lease Realty (o)(N)                     40,060             760
Community Bank System, Inc.                            36,660             811
Correctional Properties Trust (o)(N)                    3,100              80
Corus Bankshares, Inc.                                  6,600             322
Cousins Properties, Inc. (o)                           17,300             467
Credit Acceptance Corp. (AE)                           17,500             328
CRT Properties, Inc. (o)                                7,010             162
Downey Financial Corp.                                 19,655           1,272
Duke Realty Corp. (o)                                  55,900           1,711
EastGroup Properties, Inc. (o)(N)                       8,800             330
eFunds Corp. (AE)                                      23,039             504
Entertainment Properties Trust (o)                     10,500             454
Equifax, Inc.                                          26,900             905
Euronet Worldwide, Inc. (AE)(N)                       102,900           3,042
Fair Isaac Corp.                                       28,000             921
FelCor Lodging Trust, Inc. (AE)(o)                     26,300             322
Fidelity Bankshares, Inc.                               8,000             184
Fidelity National Financial, Inc.                      29,000             931
First American Corp.                                   47,200           1,690
First BanCorp                                           4,850             176
First Marblehead Corp. (The) (AE)                      23,500             905

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
First Niagara Financial Group, Inc.                    19,900             250
FirstFed Financial Corp. (AE)                           3,180             161
Fremont General Corp. (N)                               7,910             172
GATX Corp.                                             58,000           1,898
Getty Realty Corp. (o)(N)                              10,000             252
Glacier Bancorp, Inc. (N)                               2,900              78
Global Payments, Inc. (N)                              62,560           4,052
Hancock Holding Co. (N)                                 6,300             188
Hanmi Financial Corp. (N)                              26,500             388
Health Care Property Investors, Inc. (o)               38,740             993
Health Care REIT, Inc. (o)(N)                          31,500           1,055
HealthExtras, Inc. (AE)(N)                            128,800           2,132
Heritage Property Investment Trust (o)                 16,800             517
Highwoods Properties, Inc. (o)                         34,700             976
Home Properties, Inc. (o)                              28,200           1,180
Hospitality Properties Trust (o)                        4,300             180
HRPT Properties Trust (o)(N)                          209,550           2,462
Independence Community Bank Corp.                      12,700             453
Infinity Property & Casualty Corp. (N)                 18,200             591
Innkeepers USA Trust (o)                               30,700             407
Investment Technology Group, Inc. (AE)                 69,300           1,317
Investors Financial Services Corp. (N)                 70,100           2,941
IPC Holdings, Ltd.                                     25,200             948
iStar Financial, Inc. (o)                               8,100             323
Jack Henry & Associates, Inc.                          89,800           1,544
Jefferies Group, Inc.                                  34,100           1,234
Jones Lang LaSalle, Inc. (AE)                          41,900           1,571
Knight Trading Group, Inc. Class A (AE)(N)             84,500             712
Kronos, Inc. (AE)                                       8,115             317
La Quinta Corp. (AE)(o)                               179,800           1,564
LandAmerica Financial Group, Inc. (N)                  51,865           2,573
Legg Mason, Inc.                                       13,150             932
Lexington Corporate Properties Trust (o)(N)            30,100             692
Luminent Mortgage Capital, Inc. (o)                    32,700             325
Macerich Co. (The) (o)                                 14,200             856
Mack-Cali Realty Corp. (o)                             36,800           1,619
Markel Corp. (AE)                                       7,500           2,573
McGrath Rentcorp                                       46,100           1,023
Meristar Hospitality Corp. (AE)(o)(N)                  69,900             479
MFA Mortgage Investments, Inc. (o)(N)                  16,700             120
Mid-America Apartment Communities, Inc. (o)(N)          9,300             356
Montpelier Re Holdings, Ltd. (N)                       32,400           1,075
MortgageIT Holdings, Inc. (o)                           8,500             145
National Financial Partners Corp. (N)                   7,000             268

                                                         Special Growth Fund  15

FRANK RUSSELL INVESTMENT COMPANY
SPECIAL GROWTH FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
National Penn Bancshares, Inc. (N)                      4,805             108
Nationwide Financial Services, Inc.                    16,600             588
Navigators Group, Inc. (AE)                               523              17
NAVTEQ Corp. (AE)                                       7,900             288
NBT Bancorp, Inc. (N)                                   2,700              56
New Century Financial Corp. (o)(N)                     28,940           1,315
North Fork BanCorp., Inc.                              30,000             845
Nuveen Investments, Inc. Class A                       23,020             782
OceanFirst Financial Corp. (N)                          4,200              90
Ohio Casualty Corp. (AE)                               15,360             360
Old Republic International Corp.                        9,500             224
Omega Healthcare Investors, Inc. (o)                   11,900             134
Pacific Capital Bancorp (N)                            10,532             304
Parkway Properties, Inc. (o)                            5,900             269
People's Bank                                           5,200             216
PFF Bancorp, Inc. (N)                                  12,420             347
Philadelphia Consolidated Holding Co. (AE)              4,291             322
Portfolio Recovery Associates, Inc. (AE)(N)            33,330           1,198
PRG-Schultz International, Inc. (AE)(N)                19,500              93
Primus Guaranty, Ltd. (AE)(N)                          62,000             707
ProAssurance Corp. (AE)                                 1,100              41
Protective Life Corp.                                  31,400           1,201
Provident Bankshares Corp.                              7,276             213
Provident Financial Services, Inc. (N)                    300               5
PS Business Parks, Inc. (o)                             6,900             278
Radian Group, Inc.                                     18,300             813
Raymond James Financial, Inc.                          34,200             922
Redwood Trust, Inc. (o)(N)                             21,100           1,058
Regency Centers Corp. (o)                              10,800             569
RenaissanceRe Holdings, Ltd. (N)                       22,800           1,021
Republic Bancorp, Inc. Class A (N)                     44,069             931
Ryder System, Inc.                                     35,560           1,313
Senior Housing Properties Trust (o)                    55,620             962
Signature Bank (AE)                                    32,285             795
Silicon Valley Bancshares (AE)                         29,600           1,403
Sky Financial Group, Inc.                               8,900             232
SL Green Realty Corp. (o)                               1,480              90
Sotheby's Holdings Class A (AE)                        39,305             644
Southwest Bancorp, Inc.                                36,500             688
Sovereign Bancorp, Inc. (N)                            40,200             827
Sovran Self Storage, Inc. (o)(N)                       31,400           1,342
State Auto Financial Corp.                              8,000             218
Sterling Bancorp                                        1,191              27
Sterling Bancshares, Inc.                              16,900             227
Sterling Financial Corp. (AE)                          26,672             872
Stewart Information Services Corp. (N)                 29,900           1,077
TCF Financial Corp.                                    22,100             559
TD Banknorth, Inc. (AE)                                48,270           1,487
Trizec Properties, Inc. (o)                            54,820           1,096

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
UCBH Holdings, Inc.                                    55,100             867
UICI                                                   50,770           1,179
UMB Financial Corp.                                     2,700             146
United Bankshares, Inc.                                 9,900             303
United Rentals, Inc. (AE)                              10,700             197
Universal Health Realty Income Trust (o)(N)             4,200             138
W Holding Co., Inc. (N)                                48,960             396
Webster Financial Corp.                                21,300             968
WellChoice, Inc. (AE)                                  26,900           1,512
Whitney Holding Corp.                                   7,400             335
World Acceptance Corp. (AE)                               240               6
WR Berkley Corp.                                       26,835             872
Wright Express Corp. (AE)                              60,300           1,007
Zenith National Insurance Corp. (N)                     6,780             390
Zions BanCorp.                                         12,500             875
                                                                 ------------
                                                                      146,395
                                                                 ------------

Health Care - 12.7%
Abaxis, Inc. (AE)(N)                                   58,600             557
Able Laboratories, Inc. (AE)(N)                       151,600           3,614
Accelrys, Inc. (AE)(N)                                 72,300             374
Affymetrix, Inc. (AE)(N)                               60,800           2,803
Alliance Imaging, Inc. (AE)                            67,800             708
Alpharma, Inc. Class A                                 48,300             456
Amedisys, Inc. (AE)(N)                                 81,635           2,450
American Healthways, Inc. (AE)(N)                      44,700           1,670
American Medical Systems Holdings, Inc. (AE)            4,460              78
AMERIGROUP Corp. (AE)                                  21,900             769
Animas Corp. (AE)(N)                                   29,565             554
Applera Corp. - Celera Genomics Group (AE)            134,300           1,236
Apria Healthcare Group, Inc. (AE)                       5,330             160
Arthrocare Corp. (AE)(N)                               64,200           1,886
Barr Pharmaceuticals, Inc. (AE)                        30,700           1,592
Bausch & Lomb, Inc.                                    15,600           1,170
Bio-Rad Laboratories, Inc. Class A (AE)                24,600           1,189
Biosite, Inc. (AE)(N)                                   1,640              93
Cardiome Pharma Corp. (AE)(N)                          37,795             223
Centene Corp. (AE)                                     17,620             491
Cephalon, Inc. (AE)(N)                                 32,430           1,424
Charles River Laboratories International, Inc.
   (AE)                                                53,000           2,511
Cholestech Corp. (AE)                                  57,300             589
Community Health Systems, Inc. (AE)                    67,600           2,464

 16  Special Growth Fund

FRANK RUSSELL INVESTMENT COMPANY
SPECIAL GROWTH FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Connetics Corp. (AE)(N)                                15,650             340
Cooper Cos., Inc.                                       4,300             290
Covance, Inc. (AE)                                     18,800             858
CuraGen Corp. (AE)(N)                                   1,900               6
Cytyc Corp. (AE)                                       35,900             765
Dade Behring Holdings, Inc. (AE)                       54,080           3,335
Datascope Corp.                                         3,200              92
DaVita, Inc. (AE)(N)                                  124,339           5,012
Digene Corp. (AE)(N)                                   24,425             465
DJ Orthopedics, Inc. (AE)                              81,700           2,055
Dov Pharmaceutical, Inc. (AE)(N)                       23,095             360
Edwards Lifesciences Corp. (AE)                        43,350           1,909
Enzon Pharmaceuticals, Inc. (AE)                        6,430              50
First Horizon Pharmaceutical Corp. (AE)(N)              9,690             175
Flamel Technologies SA ADR (AE)(N)                      4,500              72
Foxhollow Technologies, Inc. (AE)(N)                   16,100             499
Genesis HealthCare Corp. (AE)                          57,900           2,310
Gen-Probe, Inc. (AE)                                   12,910             648
Gentiva Health Services, Inc. (AE)                     75,000           1,469
Haemonetics Corp. (AE)                                 32,700           1,399
Health Net, Inc. (AE)                                  34,400           1,171
HealthTronics, Inc. (AE)                               88,500           1,097
Henry Schein, Inc. (AE)                                24,940             935
Hologic, Inc. (AE)                                     42,400           1,509
Human Genome Sciences, Inc. (AE)(N)                    72,800             753
Humana, Inc. (AE)                                      82,710           2,866
Hythiam, Inc. (AE)(N)                                  81,100             607
ICON PLC ADR (AE)                                      19,910             662
Idenix Pharmaceuticals, Inc. (AE)(N)                   34,200             647
Immucor, Inc. (AE)                                     27,990             835
Intralase Corp. (AE)                                   93,650           1,566
Intuitive Surgical, Inc. (AE)                          18,300             786
Kindred Healthcare, Inc. (AE)(N)                       26,900             885
Kos Pharmaceuticals, Inc. (AE)                         14,701             708
Lifecore Biomedical, Inc. (AE)                         53,000             652
Lifeline Systems, Inc. (AE)                            24,700             842
LifePoint Hospitals, Inc. (AE)                         14,400             640
Lincare Holdings, Inc. (AE)                            26,400           1,127
Magellan Health Services, Inc. (AE)(N)                 44,600           1,519
MannKind Corp. (AE)(N)                                  3,200              44
Martek Biosciences Corp. (AE)(N)                       38,050           1,456
Matria Healthcare, Inc. (AE)(N)                        64,450           1,781
Maxygen, Inc. (AE)(N)                                   7,600              57
Medarex, Inc. (AE)(N)                                  15,800             112
Mentor Corp. (N)                                        6,840             251
Myriad Genetics, Inc. (AE)(N)                          14,400             233
Nabi Biopharmaceuticals (AE)                           83,143             906
Neurocrine Biosciences, Inc. (AE)(N)                   24,525             857
Orthofix International NV (AE)                         15,000             705
OSI Pharmaceuticals, Inc. (AE)                         11,700             554

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
PacifiCare Health Systems, Inc. (AE)                   31,700           1,894
Parexel International Corp. (AE)(N)                    26,800             489
Pediatrix Medical Group, Inc. (AE)                     31,700           2,158
Pharmaceutical Product Development, Inc. (AE)          12,400             563
Pharmacopeia Drug Discovery, Inc. (AE)                 46,950             230
PolyMedica Corp. (N)                                   35,800           1,109
Qiagen NV (AE)(N)                                      43,800             569
Quidel Corp. (AE)(N)                                   10,000              43
Res-Care, Inc. (AE)                                    13,300             190
Resmed, Inc. (AE)                                      26,727           1,660
Respironics, Inc. (AE)                                 38,390           2,426
Sepracor, Inc. (AE)                                    11,200             671
Sierra Health Services, Inc. (AE)(N)                   17,560           1,136
SonoSite, Inc. (AE)                                    26,090             759
Stericycle, Inc. (AE)                                  48,200           2,346
Sunrise Senior Living, Inc. (AE)(N)                     4,200             215
Sybron Dental Specialties, Inc. (AE)                   74,566           2,778
Symbion, Inc. (AE)(N)                                  40,800             868
United Surgical Partners International, Inc.
   (AE)                                                32,092           1,420
United Therapeutics Corp. (AE)(N)                      16,060             771
Valeant Pharmaceuticals International                  60,900           1,264
Vaxgen, Inc. (AE)(N)                                   50,035             563
VCA Antech, Inc. (AE)                                  82,000           1,909
Ventana Medical Systems, Inc. (AE)(N)                  73,480           2,926
Vertex Pharmaceuticals, Inc. (AE)(N)                   37,900             362
Viasys Healthcare, Inc. (AE)                              100               2
Vicuron Pharmaceuticals, Inc. (AE)(N)                  47,380             775
Wright Medical Group, Inc. (AE)                        33,700             837
                                                                 ------------
                                                                      108,866
                                                                 ------------

Materials and Processing - 8.0%
Aceto Corp.                                            51,600             348
Agrium, Inc.                                           62,700           1,116
Airgas, Inc.                                           39,065             856
Albany International Corp. Class A                     16,200             508
AM Castle & Co. (AE)                                   83,700           1,000
Aptargroup, Inc. (N)                                   15,400             743
Armor Holdings, Inc. (AE)                              23,845             835
Ashland, Inc.                                          31,300           2,105
Ball Corp.                                             32,500           1,284
Brady Corp. Class A (N)                                19,200             569
Building Material Holding Corp.                        13,400             736
Cabot Corp.                                            38,400           1,173
Calgon Carbon Corp. (N)                                61,420             530

                                                         Special Growth Fund  17

FRANK RUSSELL INVESTMENT COMPANY
SPECIAL GROWTH FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Carpenter Technology Corp.                             11,300             625
Chicago Bridge & Iron Co. NV                           62,300           1,394
Clarcor, Inc.                                          39,230           1,985
Cleveland-Cliffs, Inc.                                  8,400             487
Comfort Systems USA, Inc. (AE)                         13,410              96
Commercial Metals Co.                                  48,300           1,232
Compass Minerals International, Inc.                   46,100           1,113
Constar International, Inc. (AE)                       45,000             222
Crompton Corp.                                         73,700           1,035
Crown Holdings, Inc. (AE)                              73,600           1,108
Cytec Industries, Inc.                                 28,000           1,291
Dycom Industries, Inc. (AE)                            20,495             477
ElkCorp (N)                                             7,000             193
EMCOR Group, Inc. (AE)                                  5,200             232
Energizer Holdings, Inc. (AE)                          12,430             708
Engelhard Corp.                                        38,000           1,164
Exide Technologies (AE)(N)                             44,100             459
Florida Rock Industries, Inc.                          18,800           1,092
FMC Corp. (AE)                                         19,500             956
Freightcar America, Inc. (AE)                          21,850             424
Georgia Gulf Corp.                                     12,300             454
Greif, Inc. Class A                                     5,300             368
Griffon Corp. (AE)(N)                                   9,140             175
Harsco Corp.                                           33,800           1,813
Hercules, Inc. (AE)                                   123,100           1,629
Hexcel Corp. (AE)                                      26,800             440
Hughes Supply, Inc.                                    62,370           1,628
Insituform Technologies, Inc. Class A (AE)             74,000           1,103
Jacuzzi Brands, Inc. (AE)(N)                          104,500             946
Lafarge North America, Inc.                            47,400           2,631
Lone Star Technologies, Inc. (AE)                       4,900             191
Louisiana-Pacific Corp.                                55,700           1,370
Lubrizol Corp.                                         19,300             748
Lyondell Chemical Co.                                  22,400             562
Martin Marietta Materials, Inc.                        37,000           2,035
Mesabi Trust                                           53,300             780
Mosaic Co. (The) (AE)                                  35,600             457
Mueller Industries, Inc.                               19,600             508
NewMarket Corp. (AE)                                    4,500              67
NL Industries (AE)                                      4,900              79
NS Group, Inc. (AE)(N)                                 26,600             765
Octel Corp.                                             7,900             136
Olympic Steel, Inc. (AE)(N)                            39,115             572
OM Group, Inc. (AE)                                    24,800             544
Oregon Steel Mills, Inc. (AE)(N)                       27,600             459
Pactiv Corp. (AE)                                      47,400           1,016
Perini Corp. (AE)                                       9,477             131
PolyOne Corp. (AE)                                     48,100             371
Pope & Talbot, Inc.                                    16,200             211
Precision Castparts Corp.                               2,100             155

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Quanex Corp.                                           46,500           2,346
Quanta Services, Inc. (AE)(N)                         271,700           2,168
Reliance Steel & Aluminum Co.                          10,900             411
Rock-Tenn Co. Class A                                   9,200              93
Ryerson Tull, Inc. (N)                                  7,500              78
Sealed Air Corp. (AE)                                  19,700             954
Shaw Group, Inc. (The) (AE)(N)                         48,500             876
Silgan Holdings, Inc.                                  27,200           1,664
Simpson Manufacturing Co., Inc.                        13,100             354
Southern Peru Copper Corp. (N)                          3,700             189
Steel Technologies, Inc. (N)                            7,200             138
Symyx Technologies, Inc. (AE)                          35,800             872
Terra Industries, Inc. (AE)(N)                         65,300             451
Texas Industries, Inc.                                 47,150           2,177
Trammell Crow Co. (AE)                                 34,070             726
UAP Holding Corp. (AE)                                 20,100             289
Unifi, Inc. (AE)(N)                                    44,500             137
United States Steel Corp.                              30,300           1,296
URS Corp. (AE)                                         21,700             667
USEC, Inc. (N)                                         60,170             791
USG Corp. (AE)(N)                                      33,940           1,425
                                                                 ------------
                                                                       68,542
                                                                 ------------

Miscellaneous - 0.5%
Brunswick Corp.                                        32,000           1,344
Johnson Controls, Inc.                                 15,000             823
Walter Industries, Inc.                                 9,300             319
Wesco Financial Corp.                                   3,563           1,347
                                                                 ------------
                                                                        3,833
                                                                 ------------

Other Energy - 7.1%
Alliance Resource Partners, LP                          7,300             475
Alpha Natural Resources, Inc. (AE)                     21,600             500
Atwood Oceanics, Inc. (AE)                             51,200           2,922
Berry Petroleum Co. Class A                            17,000             794
Cal Dive International, Inc. (AE)                      90,600           4,031
Carrizo Oil & Gas, Inc. (AE)(N)                        14,400             238
Cimarex Energy Co. (AE)(N)                             57,300           2,034
Consol Energy, Inc.                                    27,000           1,167
Cooper Cameron Corp. (AE)                              18,900           1,038
Denbury Resources, Inc. (AE)                           76,600           2,431
Diamond Offshore Drilling, Inc.                        25,700           1,134
Dril-Quip, Inc. (AE)                                    4,700             137
Dynegy, Inc. Class A (AE)                              91,600             307
Enbridge Energy Partners, LP (N)                       21,000           1,065
ENSCO International, Inc.                              51,400           1,676

 18  Special Growth Fund

FRANK RUSSELL INVESTMENT COMPANY
SPECIAL GROWTH FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Equitable Resources, Inc.                               9,490             547
Frontier Oil Corp.                                     25,100           1,056
Global Industries, Ltd. (AE)                           36,600             353
Goodrich Petroleum Corp. (AE)                          59,200           1,003
Grant Prideco, Inc. (AE)                               90,500           2,005
Harvest Natural Resources, Inc. (AE)                   36,900             398
Houston Exploration Co. (AE)                           66,420           3,383
Hydril (AE)                                            11,400             600
Input/Output, Inc. (AE)(N)                             45,300             274
National-Oilwell Varco, Inc. (AE)                      28,200           1,121
Newpark Resources, Inc. (AE)                           66,310             399
Noble Energy, Inc. (N)                                  4,050             260
NRG Energy, Inc. (AE)                                  60,320           1,876
Oil States International, Inc. (AE)                    30,600             621
Parker Drilling Co. (AE)(N)                            10,000              53
Patina Oil & Gas Corp.                                 41,900           1,609
Patterson-UTI Energy, Inc.                             52,400           1,256
Petroquest Energy, Inc. (AE)                          121,200             745
Pride International, Inc. (AE)                          3,600              80
Quicksilver Resources, Inc. (AE)(N)                    25,300           1,299
Range Resources Corp. (N)                              58,595           1,327
Remington Oil & Gas Corp. (AE)                          7,120             208
Rowan Cos., Inc.                                       34,000             902
Smith International, Inc.                              17,000             989
Stone Energy Corp. (AE)                                 3,500             158
Superior Energy Services, Inc. (AE)                    77,100           1,147
Swift Energy Co. (AE)(N)                               19,347             509
Talisman Energy, Inc. (N)                              28,555             861
TC Pipelines, LP                                       12,000             382
TEPPCO Partners, LP (N)                                26,200           1,158
Todco Class A (AE)(N)                                 246,940           5,495
Unit Corp. (AE)                                        40,248           1,544
Universal Compression Holdings, Inc. (AE)              92,955           3,263
Veritas DGC, Inc. (AE)                                 30,830             789
Vintage Petroleum, Inc.                                56,900           1,644
XTO Energy, Inc.                                       43,409           1,310
                                                                 ------------
                                                                       60,573
                                                                 ------------

Producer Durables - 5.6%
American Tower Corp. Class A (AE)                      39,300             677
Ametek, Inc.                                           11,900             451
Applied Films Corp. (AE)                               22,190             531
Applied Industrial Technologies, Inc.                  23,200             647
Arris Group, Inc. (AE)(N)                              89,300             678
Axcelis Technologies, Inc. (AE)                        89,100             553
BE Aerospace, Inc. (AE)                                26,600             323
Belden CDT, Inc.                                       43,700             801
Briggs & Stratton Corp.                                27,610             894
Cascade Corp.                                          32,100           1,011
Champion Enterprises, Inc. (AE)(N)                     67,948             641

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
CNH Global NV                                          48,800             876
Cognex Corp.                                           30,500             666
Credence Systems Corp. (AE)(N)                        100,295             631
Crown Castle International Corp. (AE)                  80,700           1,302
Curtiss-Wright Corp. (N)                                6,380             346
Cymer, Inc. (AE)(N)                                    40,000             992
Dominion Homes, Inc. (AE)(N)                            3,100              43
DR Horton, Inc.                                        33,666           1,027
Ducommun, Inc. (AE)(N)                                 40,900             730
Electro Scientific Industries, Inc. (AE)               44,515             736
Engineered Support Systems, Inc.                       18,900             668
ESCO Technologies, Inc. (AE)                            9,475             695
Faro Technologies, Inc. (AE)(N)                        22,300             599
Federal Signal Corp.                                   41,800             586
Flowserve Corp. (AE)                                   15,800             439
Genlyte Group, Inc. (AE)                                9,300             738
Goodrich Corp.                                         48,400           1,951
Graco, Inc.                                            27,895             942
HNI Corp.                                               2,100             106
IDEX Corp.                                             44,760           1,667
JLG Industries, Inc. (N)                               10,000             204
Joy Global, Inc.                                       40,100           1,358
KB Home                                                38,200           2,177
Kennametal, Inc.                                       10,800             489
Kimball International, Inc. Class B                     6,430              73
Knoll, Inc.                                            29,985             487
Lennar Corp. Class A                                   20,950           1,078
Manitowoc Co.                                          25,500           1,020
MDC Holdings, Inc.                                     23,655           1,547
Meritage Homes Corp. (AE)                              12,315             779
Milacron, Inc. (AE)(N)                                144,829             304
National RV Holdings, Inc. (AE)                        62,900             601
Orbital Sciences Corp. (AE)(N)                         34,600             322
Orleans Homebuilders, Inc. (N)                          5,700              99
Pall Corp.                                             50,200           1,347
Paxar Corp. (AE)                                        4,150              74
Photon Dynamics, Inc. (AE)(N)                          41,100             795
Spatialight, Inc. (AE)(N)                             152,291             688
Standard-Pacific Corp.                                 29,402           2,105
Steelcase, Inc. Class A (N)                            21,700             285
Symmetricom, Inc. (AE)                                 58,665             604
Technical Olympic USA, Inc. (N)                        14,750             310
Tecumseh Products Co. Class A                          18,210             633
Teledyne Technologies, Inc. (AE)                       20,700             630
Tennant Co. (N)                                         1,910              68
Terex Corp. (AE)                                       15,000             561

                                                         Special Growth Fund  19

FRANK RUSSELL INVESTMENT COMPANY
SPECIAL GROWTH FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Thermo Electron Corp. (AE)                             17,200             430
Thomas & Betts Corp. (AE)                              33,800           1,052
Toll Brothers, Inc. (AE)                               16,400           1,243
United Industrial Corp. (N)                             3,160              89
Varian Semiconductor Equipment Associates, Inc.
   (AE)                                                31,000           1,156
Xyratex, Ltd. (AE)(N)                                 114,700           1,906
                                                                 ------------
                                                                       47,461
                                                                 ------------

Technology - 12.9%
ActivCard Corp. (AE)                                   12,300              64
Acxiom Corp.                                           40,790             775
ADC Telecommunications, Inc. (AE)(N)                  633,700           1,438
Aeroflex, Inc. (AE)                                    93,800             744
Agile Software Corp. (AE)                             278,100           1,827
Alliance Semiconductor Corp. (AE)                      61,300              97
American Reprographics Co. (AE)(N)                     45,700             642
Anixter International, Inc. (AE)                       40,160           1,483
Ansys, Inc. (AE)                                        4,800             146
Anteon International Corp. (AE)                        30,600           1,279
Ascential Software Corp. (AE)                          92,575           1,710
AsiaInfo Holdings, Inc. (AE)(N)                        23,800             116
ATI Technologies, Inc. (AE)                           177,700           2,630
Atmel Corp. (AE)                                       80,840             187
Avaya, Inc. (AE)                                       48,700             423
Avnet, Inc. (AE)                                       48,000             907
AVX Corp. (N)                                          72,000             784
BearingPoint, Inc. (AE)(N)                            152,800             946
BEI Technologies, Inc.                                 25,185             579
Blackbaud, Inc. (AE)(N)                                12,200             159
Brocade Communications Systems, Inc. (AE)             114,400             499
Cadence Design Systems, Inc. (AE)                      40,400             566
Ceridian Corp. (AE)                                    41,200             695
Cognos, Inc. (AE)                                      61,500           2,327
Coherent, Inc. (AE)                                     4,120             132
Comtech Telecommunications Corp. (AE)                  24,250             851
Comverse Technology, Inc. (AE)                        125,700           2,865
Cryptologic, Inc.                                      33,600             981
CSG Systems International, Inc. (AE)                    5,700              98
Digitas, Inc. (AE)(N)                                 148,285           1,478
Dot Hill Systems Corp. (AE)(N)                         65,930             311
DRS Technologies, Inc. (AE)                            32,000           1,416
E.piphany, Inc. (AE)                                  111,300             342
EDO Corp.                                              43,600           1,301
Epicor Software Corp. (AE)                             42,290             466
Equinix, Inc. (AE)(N)                                  87,400           3,057
Fairchild Semiconductor International, Inc. (AE)      130,015           1,749
Filenet Corp. (AE)                                     36,500             967

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Formfactor, Inc. (AE)(N)                               82,200           1,877
Foundry Networks, Inc. (AE)                            38,400             323
Freescale Semiconductor, Inc. Class B (AE)             91,600           1,728
GTSI Corp. (AE)(N)                                     70,000             645
Harmonic, Inc. (AE)(N)                                 78,090             430
Harris Corp.                                           36,200           1,021
Hutchinson Technology, Inc. (AE)                       42,100           1,559
Imergent, Inc. (AE)(N)                                 34,845             376
InFocus Corp. (AE)                                     55,600             200
Informatica Corp. (AE)                                120,500             931
Ingram Micro, Inc. Class A (AE)                       130,300           2,171
Innovative Solutions & Support, Inc. (AE)(N)            2,770              87
Integrated Device Technology, Inc. (AE)                95,600           1,023
Integrated Silicon Solutions, Inc. (AE)(N)             92,000             594
Intergraph Corp. (AE)(N)                                9,930             294
Intermagnetics General Corp. (AE)(N)                   37,575             923
Internet Security Systems, Inc. (AE)                    9,300             181
Intersil Corp. Class A                                178,700           3,120
Interwoven, Inc. (AE)                                  29,700             229
j2 Global Communications, Inc. (AE)(N)                 36,300           1,297
Keane, Inc. (AE)(N)                                    19,500             232
Keynote Systems, Inc. (AE)                             51,700             566
Komag, Inc. (AE)                                       61,265           1,441
Kongzhong Corp. ADR (AE)(N)                            35,700             250
LeCroy Corp. (AE)                                      14,650             193
Macromedia, Inc. (AE)                                  31,400           1,244
Manhattan Associates, Inc. (AE)                        42,705             806
Matrixone, Inc. (AE)                                  419,700           1,792
Maxtor Corp. (AE)                                     532,200           2,581
McAfee, Inc. (AE)                                      59,200           1,238
McData Corp. Class A (AE)(N)                          162,700             501
MEMC Electronic Materials, Inc. (AE)                  109,400           1,283
Mercury Computer Systems, Inc. (AE)                    44,900           1,182
Methode Electronics, Inc.                               6,090              69
Microsemi Corp. (AE)                                   65,100           1,101
MicroStrategy, Inc. Class A (AE)                        9,352             407
Microtune, Inc. (AE)                                   83,845             288
MRV Communications, Inc. (AE)(N)                      107,100             205
M-Systems Flash Disk Pioneers Ltd. (AE)                60,200           1,141
Nam Tai Electronics, Inc.                              48,100           1,114
Netlogic Microsystems, Inc. (AE)(N)                   164,300           1,932
Network Engines, Inc. (AE)                             33,835              54

 20  Special Growth Fund

FRANK RUSSELL INVESTMENT COMPANY
SPECIAL GROWTH FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Niku Corp. (AE)(N)                                     43,001             678
Novatel Wireless, Inc. (AE)(N)                         51,920             465
Parametric Technology Corp. (AE)                      237,200           1,262
PerkinElmer, Inc.                                      88,500           1,637
Perot Systems Corp. Class A (AE)                        5,600              71
Phoenix Technologies, Ltd. (AE)                        52,900             428
PLX Technology, Inc. (AE)(N)                           36,985             332
PMC - Sierra, Inc. (AE)                                82,000             661
QLogic Corp. (AE)                                       9,200             306
Quantum Corp. (AE)(N)                                 397,300             954
Quest Software, Inc. (AE)                              57,100             677
Radisys Corp. (AE)(N)                                  34,805             487
RADWARE, Ltd. (AE)(N)                                  60,520           1,324
Redback Networks, Inc. (AE)(N)                         33,900             182
Sapient Corp. (AE)(N)                                 145,000           1,037
Seachange International, Inc. (AE)(N)                  72,490             747
Semtech Corp. (AE)(N)                                  45,800             774
Serena Software, Inc. (AE)(N)                          89,590           1,705
Sigma Designs, Inc. (AE)(N)                            41,240             315
Sigmatel, Inc. (AE)(N)                                 10,160             266
SimpleTech, Inc. (AE)                                  20,900              78
SiRF Technology Holdings, Inc. (AE)                    59,425             678
Spectrasite, Inc. (AE)                                 34,600           1,942
SPSS, Inc. (AE)                                         5,900              95
Stellent, Inc. (AE)                                    12,700              90
Superior Essex, Inc. (AE)                              33,575             561
Sybase, Inc. (AE)                                       7,300             138
SYKES Enterprises, Inc. (AE)(N)                        10,200              71
Talx Corp.                                             79,700           1,970
Tekelec (AE)(N)                                        49,700             676
Tellabs, Inc. (AE)                                     63,680             494
TIBCO Software, Inc. (AE)                              83,500             596
Ultimate Software Group, Inc. (AE)(N)                  65,500           1,015
Unisys Corp. (AE)                                     150,200             975
Utstarcom, Inc. (AE)(N)                                36,800             350
Virage Logic Corp. (AE)                                33,650             310
WatchGuard Technologies, Inc. (AE)                     36,200             117
Wavecom SA ADR (AE)                                    52,400             356
Websense, Inc. (AE)                                    52,410           2,780
Western Digital Corp. (AE)                            352,200           4,470
Wind River Systems, Inc. (AE)(N)                       76,020             987
Witness Systems, Inc. (AE)(N)                          52,240             920
Zoran Corp. (AE)                                       24,200             256
                                                                 ------------
                                                                      109,899
                                                                 ------------

Utilities - 2.8%
AGL Resources, Inc.                                     6,400             221
Alamosa Holdings, Inc. (AE)(N)                        133,300           1,732
Allete, Inc.                                           12,866             536
Alliant Energy Corp.                                   39,500           1,040
Avista Corp.                                           19,290             324

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Cablevision Systems Corp. Class A (AE)                 46,600           1,209
Centerpoint Energy, Inc.                               48,800             578
CMS Energy Corp. (AE)(N)                               67,700             875
Commonwealth Telephone Enterprises, Inc. (AE)           1,880              87
El Paso Electric Co. (AE)                               9,590             187
Energen Corp.                                          16,600           1,028
Hawaiian Electric Industries, Inc. (N)                 13,300             336
Laclede Group, Inc. (The) (N)                           4,400             120
MDU Resources Group, Inc.                              42,200           1,141
National Fuel Gas Co.                                  54,920           1,495
Northeast Utilities                                    76,810           1,406
Northwest Natural Gas Co. (N)                           4,500             160
OGE Energy Corp.                                       35,500             980
Oneok, Inc.                                            15,200             439
Pepco Holdings, Inc.                                   66,500           1,441
Pinnacle West Capital Corp.                             3,700             155
Premiere Global Services, Inc. (AE)                   100,790           1,089
Questar Corp.                                          12,300             718
SCANA Corp.                                             9,900             385
Sierra Pacific Resources (AE)(N)                       62,820             680
South Jersey Industries, Inc.                           3,800             207
Southwest Gas Corp.                                       700              17
UGI Corp.                                              32,900           1,653
US Cellular Corp. (AE)                                 15,770             729
Westar Energy, Inc.                                    34,400             788
Western Gas Resources, Inc.                            16,000             535
WGL Holdings, Inc.                                     24,300             737
WPS Resources Corp. (N)                                 8,500             448
                                                                 ------------
                                                                       23,476
                                                                 ------------

TOTAL COMMON STOCKS
(cost $702,839)                                                       783,796
                                                                 ------------

WARRANTS & RIGHTS - 0.0%
Dime Bancorp. Inc.
   2005 Warrants (AE)                                 210,900              30
                                                                 ------------

TOTAL WARRANTS & RIGHTS
(cost $45)                                                                 30
                                                                 ------------

                                                         Special Growth Fund  21

FRANK RUSSELL INVESTMENT COMPANY
SPECIAL GROWTH FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
SHORT-TERM INVESTMENTS - 8.1%
Frank Russell Investment Company Money Market
   Fund                                            65,713,445          65,713
United States Treasury Bill (c)(z)(sec.)
   2.755% due 06/09/05                                  3,500           3,490
                                                                 ------------

TOTAL SHORT-TERM INVESTMENTS
(cost $69,203)                                                         69,203
                                                                 ------------

OTHER SECURITIES - 15.9%
Frank Russell Investment Company Money Market
   Fund (X)                                        32,812,750          32,813
State Street Securities Lending Quality Trust
   (X)                                            103,382,431         103,382
                                                                 ------------

TOTAL OTHER SECURITIES
(cost $136,195)                                                       136,195
                                                                 ------------
TOTAL INVESTMENTS - 115.8%
(identified cost $908,282)                                            989,224
OTHER ASSETS AND LIABILITIES, NET - (15.8%)                          (134,787)
                                                                 ------------

NET ASSETS - 100.0%                                                   854,437
                                                                 ============

FUTURES CONTRACTS
                                                                   UNREALIZED
                                                   NOTIONAL       APPRECIATION
                                                    AMOUNT       (DEPRECIATION)
(NUMBER OF CONTRACTS)                                 $                $
-------------------------------------------------------------------------------
Long Positions
Russell 2000 E-Mini Index
   expiration date 06/05 (334)                         19,402           (1,541)

Russell 2000 Index
   expiration date 06/05 (126)                         36,597           (2,534)

S&P 500 E-Mini Index
   expiration date 06/05 (171)                          9,905             (414)

S&P 500 Index
   expiration date 06/05 (16)                           4,634              (46)
                                                                  ------------

Total Unrealized Appreciation (Depreciation) on
   Open Futures Contracts                                               (4,535)
                                                                  ============

                                                         % OF
                                                          NET
               PORTFOLIO SUMMARY                        ASSETS
-------------------------------------------------------------------
Auto and Transportation                                         5.1
Consumer Discretionary                                         18.5
Consumer Staples                                                1.5
Financial Services                                             17.1
Health Care                                                    12.7
Materials and Processing                                        8.0
Miscellaneous                                                   0.5
Other Energy                                                    7.1
Producer Durables                                               5.6
Technology                                                     12.9
Utilities                                                       2.8
Warrants & Rights                                                --*
Short-Term Investments                                          8.1
Other Securities                                               15.9
                                                    ---------------
Total Investments                                             115.8
Other Assets and Liabilities, Net                             (15.8)
                                                    ---------------

Net Assets                                                    100.0
                                                    ===============
Futures Contracts                                               0.5

*  Less than .05%.

See accompanying notes which are an integral part of the financial statements.

 22  Special Growth Fund

FRANK RUSSELL INVESTMENT COMPANY
QUANTITATIVE EQUITY FUND

SHAREHOLDER EXPENSE EXAMPLE -- APRIL 30, 2005 (UNAUDITED)

--------------------------------------------------------------------------------

FUND EXPENSES

THE FOLLOWING DISCLOSURE PROVIDES IMPORTANT INFORMATION REGARDING EACH FUND'S EXPENSE EXAMPLE, WHICH APPEARS ON EACH FUND'S INDIVIDUAL PAGE IN THIS SEMIANNUAL REPORT. PLEASE REFER TO THIS INFORMATION WHEN REVIEWING THE EXPENSE EXAMPLE FOR A FUND.

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including advisory and administrative fees; distribution and/or service (12b-1) fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from November 1, 2004 to April 30, 2005.

ACTUAL EXPENSES

The information in the table under the heading "Actual Performance" provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table under the heading "Hypothetical Performance (5% return before expenses)" provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading "Hypothetical Performance (5% return before expenses)" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                  HYPOTHETICAL
                                                  PERFORMANCE
                                  ACTUAL           (5% RETURN
CLASS C                        PERFORMANCE      BEFORE EXPENSES)
-------                       --------------    ----------------
Beginning Account Value
November 1, 2004              $     1,000.00      $     1,000.00
Ending Account Value April
30, 2005                      $     1,027.10      $     1,015.28
Expenses Paid During
Period*                       $         9.85      $         9.79

* Expenses are equal to the Fund's annualized expense ratio of 1.96%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

                                                  HYPOTHETICAL
                                                  PERFORMANCE
                                  ACTUAL           (5% RETURN
CLASS E                        PERFORMANCE      BEFORE EXPENSES)
-------                       --------------    ----------------
Beginning Account Value
November 1, 2004              $     1,000.00      $     1,000.00
Ending Account Value April
30, 2005                      $     1,030.80      $     1,019.00
Expenses Paid During
Period*                       $         6.09      $         6.06

* Expenses are equal to the Fund's annualized expense ratio of 1.21%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

                                                  HYPOTHETICAL
                                                  PERFORMANCE
                                  ACTUAL           (5% RETURN
CLASS S                        PERFORMANCE      BEFORE EXPENSES)
-------                       --------------    ----------------
Beginning Account Value
November 1, 2004              $     1,000.00      $     1,000.00
Ending Account Value April
30, 2005                      $     1,032.20      $     1,020.24
Expenses Paid During
Period*                       $         4.84      $         4.81

* Expenses are equal to the Fund's annualized expense ratio of 0.96%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

                                                    Quantitative Equity Fund  23

FRANK RUSSELL INVESTMENT COMPANY
QUANTITATIVE EQUITY FUND

SCHEDULE OF INVESTMENTS -- APRIL 30, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
COMMON STOCKS - 94.7%
Auto and Transportation - 2.8%
Autoliv, Inc.                                          45,200           2,000
Burlington Northern Santa Fe Corp.                    273,202          13,182
CNF, Inc.                                              41,100           1,757
CSX Corp.                                              86,300           3,463
Dana Corp.                                             46,800             534
Delphi Corp. (N)                                      116,100             383
FedEx Corp.                                            70,200           5,963
Ford Motor Co. (N)                                    871,564           7,940
Forward Air Corp.                                      14,400             346
Harley-Davidson, Inc.                                 127,800           6,009
Heartland Express, Inc. (N)                            17,400             323
JB Hunt Transport Services, Inc.                       95,800           3,745
Landstar System, Inc. (AE)                             33,900           1,039
Norfolk Southern Corp.                                199,400           6,261
Overnite Corp. (N)                                     12,400             372
Overseas Shipholding Group, Inc.                       17,400             982
Paccar, Inc.                                          109,414           7,429
Polaris Industries, Inc.                               28,200           1,623
Skywest, Inc. (N)                                      36,500             660
Southwest Airlines Co.                                240,200           3,574
Swift Transportation Co., Inc. (AE)                    28,200             602
Union Pacific Corp.                                    17,700           1,132
United Parcel Service, Inc. Class B                     7,600             542
                                                                 ------------
                                                                       69,861
                                                                 ------------

Consumer Discretionary - 13.2%
Abercrombie & Fitch Co. Class A                        35,700           1,926
Activision, Inc. (AE)                                 226,133           3,270
Advance Auto Parts, Inc. (AE)                          24,000           1,280
American Eagle Outfitters, Inc.                       205,000           5,375
American Greetings Corp. Class A                       83,500           1,891
Arbitron, Inc.                                         13,600             576
Autonation, Inc. (AE)                                  96,500           1,763
Avon Products, Inc.                                    90,700           3,635
Barnes & Noble, Inc. (AE)                              22,800             812
Bebe Stores, Inc. (N)                                  35,550           1,149
Belo Corp. Class A                                     24,200             567
Black & Decker Corp.                                   69,500           5,812
Bright Horizons Family Solutions, Inc. (AE)            10,500             356
Brinker International, Inc. (AE)                       44,900           1,518
Brink's Co. (The)                                      22,400             723
Career Education Corp. (AE)(N)                         46,600           1,465
Cendant Corp.                                         900,700          17,933
Charming Shoppes, Inc. (AE)(N)                         51,300             382
Childrens Place (AE)(N)                                 9,600             357
Choice Hotels International, Inc.                         500              30
Circuit City Stores, Inc.                             260,540           4,117

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Clear Channel Communications, Inc. (N)                 90,400           2,887
Coach, Inc. (AE)                                      317,500           8,509
Coldwater Creek, Inc. (AE)(N)                          20,500             343
Convergys Corp. (AE)                                   42,100             546
Costco Wholesale Corp.                                230,900           9,370
Darden Restaurants, Inc.                              102,700           3,081
Dillard's, Inc. Class A                               215,600           5,017
Dollar General Corp.                                   53,900           1,097
DreamWorks Animation SKG, Inc. Class A (AE)            14,700             551
Earthlink, Inc. (AE)(N)                                30,200             277
Eastman Kodak Co.                                     134,300           3,358
eBay, Inc. (AE)                                       155,616           4,938
EchoStar Communications Corp.                          17,800             515
Education Management Corp. (AE)                        10,000             280
Estee Lauder Cos., Inc. (The) Class A                 123,200           4,732
Federated Department Stores, Inc.                     122,300           7,032
Fossil, Inc. (AE)(N)                                   19,900             463
Gannett Co., Inc.                                      30,800           2,372
Gap, Inc. (The)                                        99,600           2,126
Getty Images, Inc. (AE)(N)                             14,400           1,030
Gillette Co. (The)                                     51,600           2,665
Google, Inc. Class A (AE)                              11,500           2,530
GTECH Holdings Corp.                                   55,800           1,365
Harman International Industries, Inc.                  58,300           4,581
Harte-Hanks, Inc.                                      11,300             322
Hilton Hotels Corp.                                    80,300           1,753
Home Depot, Inc.                                      558,771          19,764
Kimberly-Clark Corp.                                  160,485          10,022
Liberty Media Corp. Class A (AE)                      693,200           6,960
Limited Brands, Inc.                                  249,100           5,403
Manpower, Inc.                                         11,800             455
Marriott International, Inc. Class A                  109,300           6,859
Mattel, Inc.                                          190,200           3,433
McDonald's Corp.                                      220,500           6,463
McGraw-Hill Cos., Inc. (The)                           84,900           7,393
MGM Mirage (AE)                                        14,800           1,033
Michaels Stores, Inc.                                  67,100           2,228
Nike, Inc. Class B                                     63,800           4,900
Nordstrom, Inc.                                        36,200           1,840
Office Depot, Inc. (AE)                                46,000             901
Pacific Sunwear of California, Inc. (AE)               51,300           1,160
Payless Shoesource, Inc. (AE)                          39,500             540
Penn National Gaming, Inc. (AE)                        23,800             750
Robert Half International, Inc.                        28,800             715
Sabre Holdings Corp. Class A (N)                      119,900           2,345

 24  Quantitative Equity Fund

FRANK RUSSELL INVESTMENT COMPANY
QUANTITATIVE EQUITY FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
SCP Pool Corp. (N)                                     19,000             619
ServiceMaster Co. (The)                                30,900             396
Stanley Works (The) (N)                                37,700           1,622
Staples, Inc.                                         552,300          10,532
Time Warner, Inc. (AE)                              1,736,200          29,186
TJX Cos., Inc.                                         99,600           2,256
ValueClick, Inc. (AE)(N)                               46,800             485
VeriSign, Inc. (AE)                                    53,000           1,402
Viacom, Inc. Class B                                  554,622          19,201
Wal-Mart Stores, Inc.                                 321,116          15,137
Walt Disney Co.                                       737,500          19,470
Waste Management, Inc.                                111,000           3,162
Yahoo!, Inc. (AE)                                     231,080           7,975
Yankee Candle Co., Inc. (N)                            19,800             550
Yum! Brands, Inc.                                     124,300           5,837
                                                                 ------------
                                                                      327,671
                                                                 ------------

Consumer Staples - 5.7%
Albertson's, Inc.                                     264,400           5,232
Altria Group, Inc.                                    211,791          13,764
Chiquita Brands International, Inc. (N)                10,000             251
Clorox Co.                                            126,800           8,026
Coca-Cola Co. (The)                                    54,078           2,349
Coca-Cola Enterprises, Inc.                            57,000           1,157
Colgate-Palmolive Co.                                 106,000           5,278
CVS Corp.                                              20,000           1,032
General Mills, Inc.                                   188,000           9,287
Hershey Foods Corp.                                    39,700           2,537
Kraft Foods, Inc. Class A (N)                          90,500           2,933
Kroger Co. (The) (AE)                                 451,349           7,118
Pepsi Bottling Group, Inc.                            267,800           7,678
PepsiCo, Inc.                                         211,200          11,751
Pilgrim's Pride Corp.                                  83,800           3,024
Procter & Gamble Co.                                  562,888          30,480
Reynolds American, Inc.                                77,600           6,050
Safeway, Inc. (AE)(N)                                 241,000           5,131
Sara Lee Corp.                                        295,100           6,312
Supervalu, Inc.                                        42,100           1,329
Tyson Foods, Inc. Class A                             317,200           5,358
UST, Inc.                                              68,100           3,119
Walgreen Co.                                           43,600           1,877
                                                                 ------------
                                                                      141,073
                                                                 ------------

Financial Services - 20.5%
Allmerica Financial Corp. (AE)                         18,600             624
Allstate Corp. (The)                                  142,200           7,986
Ambac Financial Group, Inc.                             7,000             468
American Express Co.                                  391,300          20,622
American Financial Group, Inc.                         84,600           2,630
American International Group, Inc.                     98,430           5,005
Ameritrade Holding Corp. (AE)                          51,300             538

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
AmerUs Group Co.                                       45,100           2,120
Annaly Mortgage Management, Inc. (o)                   43,700             836
AON Corp.                                              41,400             863
Associated Banc-Corp (N)                               25,600             792
Assurant, Inc.                                         10,000             331
Automatic Data Processing, Inc.                       129,600           5,630
Bank of America Corp.                               1,226,211          55,228
Bank of Hawaii Corp.                                   53,000           2,510
BB&T Corp.                                             29,100           1,141
Bear Stearns Cos., Inc. (The)                          56,400           5,339
CapitalSource, Inc. (AE)(N)                            23,400             491
Catellus Development Corp. (o)                         26,000             720
CBL & Associates Properties, Inc. (o)                  16,400           1,269
Charles Schwab Corp. (The)                             66,100             684
Checkfree Corp. (AE)                                   15,700             576
Chubb Corp.                                            17,900           1,464
Cigna Corp.                                            59,700           5,491
Cincinnati Financial Corp.                             76,587           3,082
CIT Group, Inc.                                        60,110           2,421
Citigroup, Inc.                                     1,012,533          47,548
CNA Financial Corp. (AE)(N)                            20,900             574
Comerica, Inc.                                         85,893           4,918
Countrywide Financial Corp.                           216,600           7,839
Doral Financial Corp. (N)                             126,650           1,779
Dun & Bradstreet Corp. (AE)                            22,900           1,430
E*Trade Financial Corp. (AE)                          106,200           1,180
Eaton Vance Corp. (N)                                  41,300             968
eFunds Corp. (AE)(N)                                   17,500             383
Equity Office Properties Trust (o)                    328,700          10,344
Factset Research Systems, Inc. (N)                     26,900             747
Fannie Mae                                             59,800           3,226
Fidelity National Financial, Inc.                      43,562           1,399
First American Corp. (N)                              103,800           3,716
First Horizon National Corp. (N)                        8,500             353
Fiserv, Inc. (AE)                                     126,800           5,364
Franklin Resources, Inc.                                8,300             570
Freddie Mac                                            98,400           6,054
Friedman Billings Ramsey Group, Inc. Class A
   (o)(N)                                             180,800           2,186
Genworth Financial, Inc. Class A                       93,000           2,599
Golden West Financial Corp.                            41,100           2,562
Goldman Sachs Group, Inc.                             148,300          15,837
H&R Block, Inc. (N)                                    70,800           3,527
Health Care REIT, Inc. (o)(N)                           8,500             285
JPMorgan Chase & Co.                                  682,188          24,211
KeyCorp (N)                                           289,553           9,602

                                                    Quantitative Equity Fund  25

FRANK RUSSELL INVESTMENT COMPANY
QUANTITATIVE EQUITY FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Kimco Realty Corp. (o)                                 17,600             975
La Quinta Corp. (AE)(o)                                43,700             380
Legg Mason, Inc.                                       27,800           1,970
Lehman Brothers Holdings, Inc.                        112,800          10,346
Leucadia National Corp.                                16,400             570
Lincoln National Corp.                                102,800           4,623
Loews Corp.                                           166,700          11,816
Mack-Cali Realty Corp. (o)                             21,900             963
MBIA, Inc.                                            117,900           6,176
MBNA Corp.                                            125,462           2,478
Merrill Lynch & Co., Inc.                             290,500          15,667
Metlife, Inc.                                         419,300          16,311
Mills Corp. (The) (o)                                  20,700           1,183
Moody's Corp.                                         119,400           9,808
Morgan Stanley                                        109,500           5,762
National City Corp.                                    61,400           2,085
Nationwide Financial Services, Inc.                    27,200             964
North Fork BanCorp., Inc.                              83,500           2,351
Old Republic International Corp.                       79,600           1,879
Paychex, Inc.                                         117,700           3,602
Plum Creek Timber Co., Inc. (o)                        64,400           2,224
PNC Financial Services Group, Inc.                     68,300           3,636
Principal Financial Group, Inc.                        62,000           2,423
Progressive Corp. (The)                                61,900           5,650
Protective Life Corp.                                   7,600             291
Providian Financial Corp. (AE)                         34,500             575
Prudential Financial, Inc.                             83,800           4,789
Regency Centers Corp. (o)                              11,900             627
Regions Financial Corp.                               133,913           4,485
Ryder System, Inc.                                     87,000           3,213
Stancorp Financial Group, Inc.                          8,900             681
Starwood Hotels & Resorts Worldwide, Inc. (o)          64,700           3,516
SunTrust Banks, Inc.                                   83,512           6,082
TCF Financial Corp. (N)                                 2,520              64
UnionBanCal Corp. (N)                                 121,500           7,480
United Rentals, Inc. (AE)                              27,800             511
US Bancorp                                            305,918           8,535
Vornado Realty Trust (o)                               27,100           2,072
W Holding Co., Inc. (N)                                10,000              81
Wachovia Corp.                                        323,800          16,572
Washington Mutual, Inc.                               340,700          14,078
WellChoice, Inc. (AE)(N)                               13,900             781
Wells Fargo & Co.                                     516,600          30,965
WR Berkley Corp.                                       15,150             492
XL Capital, Ltd. Class A                               10,800             759
                                                                 ------------
                                                                      508,553
                                                                 ------------

Health Care - 14.4%
Abbott Laboratories                                   524,082          25,764
Aetna, Inc.                                           302,134          22,168

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Allergan, Inc.                                         77,700           5,469
AMERIGROUP Corp. (AE)                                  38,000           1,335
AmerisourceBergen Corp.                                60,300           3,695
Amgen, Inc. (AE)                                      484,900          28,226
Bausch & Lomb, Inc.                                    17,400           1,305
Becton Dickinson & Co.                                374,000          21,886
Biogen Idec, Inc. (AE)                                 44,900           1,627
Bristol-Myers Squibb Co.                              242,800           6,313
Cardinal Health, Inc.                                 182,700          10,153
Caremark Rx, Inc. (AE)                                 23,100             925
Celgene Corp. (AE)(N)                                  19,600             743
Coventry Health Care, Inc. (AE)                        87,450           5,984
CR Bard, Inc.                                          90,000           6,405
Edwards Lifesciences Corp. (AE)                        75,100           3,307
Eli Lilly & Co.                                         7,700             450
Express Scripts, Inc. (AE)                              9,900             887
Forest Laboratories, Inc. (AE)                        215,700           7,696
Genzyme Corp. (AE)                                     86,400           5,064
Gilead Sciences, Inc. (AE)                            259,700           9,635
Guidant Corp.                                          16,500           1,222
HCA, Inc.                                             135,700           7,577
Health Management Associates, Inc. Class A             30,000             742
Humana, Inc. (AE)                                      65,300           2,263
ImClone Systems, Inc. (AE)                            134,900           4,297
IMS Health, Inc.                                       42,600           1,022
Johnson & Johnson                                     988,700          67,853
Lincare Holdings, Inc. (AE)                            20,500             875
McKesson Corp.                                        133,420           4,937
Medarex, Inc. (AE)(N)                                  17,112             121
Medco Health Solutions, Inc. (AE)                      86,800           4,424
Medtronic, Inc.                                       162,100           8,543
Merck & Co., Inc.                                     457,300          15,502
Pfizer, Inc.                                        1,659,387          45,086
Schering-Plough Corp.                                 237,000           4,946
St. Jude Medical, Inc. (AE)                            95,200           3,716
UnitedHealth Group, Inc.                               89,300           8,440
Varian Medical Systems, Inc. (AE)                      74,000           2,497
Vertex Pharmaceuticals, Inc. (AE)(N)                   21,300             203
Wyeth                                                  90,200           4,054
                                                                 ------------
                                                                      357,357
                                                                 ------------

Integrated Oils - 6.5%
Amerada Hess Corp. (N)                                 53,119           4,975
ChevronTexaco Corp.                                   466,200          24,242

 26  Quantitative Equity Fund

FRANK RUSSELL INVESTMENT COMPANY
QUANTITATIVE EQUITY FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
ConocoPhillips                                        384,774          40,344
Exxon Mobil Corp.                                   1,416,008          80,754
Marathon Oil Corp.                                     61,668           2,872
Occidental Petroleum Corp.                             93,900           6,479
                                                                 ------------
                                                                      159,666
                                                                 ------------

Materials and Processing - 3.8%
American Standard Cos., Inc.                           80,100           3,581
Archer-Daniels-Midland Co.                            648,451          11,666
Ashland, Inc.                                          53,040           3,566
Bemis Co.                                              22,200             612
Brady Corp. Class A                                    10,100             299
Commercial Metals Co.                                  30,200             770
Dow Chemical Co. (The)                                244,000          11,207
Ecolab, Inc.                                           65,300           2,136
EI Du Pont de Nemours & Co.                             7,900             372
Energizer Holdings, Inc. (AE)                          32,000           1,823
Georgia-Pacific Corp. (N)                             187,600           6,429
Granite Construction, Inc.                             21,700             490
Hughes Supply, Inc. (N)                                26,600             694
Lone Star Technologies, Inc. (AE)(N)                   29,600           1,153
Masco Corp.                                           171,900           5,413
Monsanto Co.                                          109,300           6,407
Newmont Mining Corp.                                   12,900             490
Nucor Corp.                                           308,075          15,743
OM Group, Inc. (AE)(N)                                  6,100             134
Phelps Dodge Corp.                                     88,100           7,563
Reliance Steel & Aluminum Co. (N)                      20,100             758
Rohm & Haas Co.                                        30,000           1,310
Sherwin-Williams Co. (The)                             65,900           2,937
Sigma-Aldrich Corp.                                    29,100           1,700
St. Joe Co. (The)                                       7,100             494
Stillwater Mining Co. (AE)(N)                          14,900             109
United States Steel Corp.                             135,700           5,803
Worthington Industries, Inc. (N)                       56,700             922
                                                                 ------------
                                                                       94,581
                                                                 ------------

Miscellaneous - 2.5%
3M Co.                                                  6,200             474
Fortune Brands, Inc.                                   62,700           5,303
General Electric Co.                                1,409,600          51,027
ITT Industries, Inc.                                   38,300           3,465
Tyco International, Ltd.                               22,700             711
                                                                 ------------
                                                                       60,980
                                                                 ------------

Other Energy - 2.2%
Anadarko Petroleum Corp.                               96,700           7,063
Apache Corp.                                           43,800           2,466
Burlington Resources, Inc.                            229,400          11,151
Devon Energy Corp.                                     93,700           4,232
EOG Resources, Inc.                                    45,600           2,168

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Equitable Resources, Inc.                               9,800             565
Grey Wolf, Inc. (AE)(N)                                53,000             318
Houston Exploration Co. (AE)                           20,200           1,029
Pride International, Inc. (AE)                         23,900             533
Sunoco, Inc.                                          105,900          10,512
Todco Class A (AE)                                     31,900             710
Valero Energy Corp.                                    87,300           5,983
XTO Energy, Inc.                                      228,433           6,892
                                                                 ------------
                                                                       53,622
                                                                 ------------

Producer Durables - 4.4%
Ametek, Inc.                                           58,700           2,223
Boeing Co.                                            191,900          11,422
Caterpillar, Inc.                                     120,900          10,645
Centex Corp.                                           43,600           2,517
Danaher Corp.                                          20,000           1,013
DR Horton, Inc.                                       514,851          15,703
Hovnanian Enterprises, Inc. Class A (AE)(N)            11,300             574
Joy Global, Inc.                                       35,900           1,216
Lennar Corp. Class A                                   40,700           2,095
Lexmark International, Inc. Class A (AE)               22,800           1,583
Lockheed Martin Corp.                                 175,700          10,709
MDC Holdings, Inc.                                     15,700           1,026
Northrop Grumman Corp.                                516,596          28,330
Pitney Bowes, Inc.                                     50,600           2,263
Plantronics, Inc.                                       9,400             296
Pulte Homes, Inc.                                      49,900           3,565
Standard-Pacific Corp.                                 24,400           1,747
Tektronix, Inc.                                        19,200             416
Toll Brothers, Inc. (AE)                                8,200             622
United Technologies Corp.                             108,700          11,057
                                                                 ------------
                                                                      109,022
                                                                 ------------

Technology - 13.2%
Acxiom Corp.                                          105,500           2,005
Adobe Systems, Inc.                                   149,500           8,891
Adtran, Inc. (N)                                       35,500             736
Affiliated Computer Services, Inc. Class A (AE)        44,500           2,121
Altera Corp. (AE)                                      82,800           1,716
Amphenol Corp. Class A                                 38,600           1,522
Apple Computer, Inc. (AE)                             295,364          10,651
Applied Micro Circuits Corp. (AE)                     245,600             656

                                                    Quantitative Equity Fund  27

FRANK RUSSELL INVESTMENT COMPANY
QUANTITATIVE EQUITY FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Autodesk, Inc.                                        343,900          10,946
Cisco Systems, Inc. (AE)                            1,102,900          19,058
Cognizant Technology Solutions Corp. Class A
   (AE)                                                12,900             533
Computer Sciences Corp. (AE)                          182,200           7,922
Cree, Inc. (AE)                                       131,400           3,179
Dell, Inc. (AE)                                       478,300          16,659
EMC Corp. (AE)                                        863,300          11,326
General Dynamics Corp.                                 99,600          10,463
Harris Corp.                                          124,100           3,500
Hewlett-Packard Co.                                   603,700          12,358
Ingram Micro, Inc. Class A (AE)                       221,600           3,692
Integrated Device Technology, Inc. (AE)                46,800             501
Intel Corp.                                         2,372,700          55,805
International Business Machines Corp.                 122,947           9,391
Intersil Corp. Class A                                 15,361             268
Intuit, Inc. (AE)                                      55,900           2,253
Jabil Circuit, Inc. (AE)                              131,700           3,635
L-3 Communications Holdings, Inc.                       8,700             617
McAfee, Inc. (AE)                                     117,600           2,459
Micron Technology, Inc. (AE)                          417,000           4,049
Micros Systems, Inc. (AE)(N)                           17,100             678
Microsoft Corp.                                     2,286,602          57,850
Motorola, Inc.                                        695,600          10,671
National Semiconductor Corp.                           57,900           1,105
NCR Corp. (AE)                                        123,000           4,059
Nvidia Corp. (AE)                                      38,200             838
Oracle Corp. (AE)                                   1,674,300          19,355
Parametric Technology Corp. (AE)                       92,000             489
Qualcomm, Inc. (AE)                                    46,800           1,633
Raytheon Co.                                          161,100           6,059
Rockwell Automation, Inc.                             101,300           4,683
Storage Technology Corp. (AE)                          20,700             575
Symantec Corp. (AE)                                   270,100           5,072
Texas Instruments, Inc.                               198,000           4,942
Veritas Software Corp. (AE)                             9,200             189
Western Digital Corp. (AE)                            130,900           1,661
                                                                 ------------
                                                                      326,771
                                                                 ------------

Utilities - 5.5%
AES Corp. (The) (AE)                                   76,700           1,233
Alltel Corp.                                          115,400           6,573
AT&T Corp.                                            113,600           2,173
BellSouth Corp. (N)                                   332,700           8,813
CenturyTel, Inc.                                      189,100           5,803
Citizens Communications Co. (N)                        80,800           1,030
Comcast Corp. Class A (AE)                            422,200          13,557
Comcast Corp. Special Class A (AE)                     42,300           1,342
Consolidated Edison, Inc. (N)                          41,000           1,774
Constellation Energy Group, Inc. (N)                  110,200           5,792
DTE Energy Co.                                         45,700           2,100

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Duke Energy Corp.                                     135,200           3,946
Edison International                                  342,641          12,438
Exelon Corp.                                           32,300           1,599
FirstEnergy Corp.                                      40,300           1,754
FPL Group, Inc.                                        31,500           1,286
National Fuel Gas Co. (N)                              30,900             841
Nextel Partners, Inc. Class A (AE)(N)                 131,200           3,086
Oneok, Inc. (N)                                        68,600           1,980
PG&E Corp.                                            186,600           6,479
SBC Communications, Inc.                              382,400           9,101
Sempra Energy                                          97,500           3,937
Sierra Pacific Resources (AE)                         120,100           1,299
Southern Co. (The)                                     27,200             896
Sprint Corp.                                          144,800           3,223
TXU Corp.                                              86,310           7,405
Verizon Communications, Inc.                          734,976          26,312
Xcel Energy, Inc. (N)                                  54,000             929
                                                                 ------------
                                                                      136,701
                                                                 ------------

TOTAL COMMON STOCKS
(cost $2,151,080)                                                   2,345,858
                                                                 ------------

WARRANTS & RIGHTS - 0.0%
Lucent Technologies, Inc.
   2007 Warrants (AE)                                   4,412               2
                                                                 ------------
TOTAL WARRANTS & RIGHTS
(cost $0)                                                                   2
                                                                 ------------

SHORT-TERM INVESTMENTS - 5.3%
Frank Russell Investment Company Money Market
   Fund                                           124,380,000         124,380
United States Treasury Bill (c)(z)(sec.)
   2.755% due 06/09/05                                  7,000           6,980
                                                                 ------------

TOTAL SHORT-TERM INVESTMENTS
(cost $131,360)                                                       131,360
                                                                 ------------

 28  Quantitative Equity Fund

FRANK RUSSELL INVESTMENT COMPANY
QUANTITATIVE EQUITY FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
OTHER SECURITIES - 1.9%
Frank Russell Investment Company Money Market
   Fund (X)                                        11,607,580          11,607
State Street Securities Lending Quality Trust
   (X)                                             36,571,753          36,572
                                                                 ------------
TOTAL OTHER SECURITIES
(cost $48,179)                                                         48,179
                                                                 ------------
TOTAL INVESTMENTS - 101.9%
(identified cost $2,330,619)                                        2,525,399

OTHER ASSETS AND LIABILITIES,
NET - (1.9%)                                                          (47,703)
                                                                 ------------

NET ASSETS - 100.0%                                                 2,477,696
                                                                 ============

FUTURES CONTRACTS
                                                                   UNREALIZED
                                                   NOTIONAL       APPRECIATION
                                                    AMOUNT       (DEPRECIATION)
(NUMBER OF CONTRACTS)                                 $                $
-------------------------------------------------------------------------------
Long Positions
Russell 1000 Index
   expiration date 06/05 (37)                          11,550             (529)

S&P 500 E-Mini Index
   expiration date 06/05 (490)                         28,383             (471)

S&P 500 Index
   expiration date 06/05 (167)                         48,367             (451)

S&P Midcap 400 Index
   expiration date 06/05 (144)                         45,666           (1,887)
                                                                  ------------

Total Unrealized Appreciation (Depreciation) on
   Open Futures Contracts                                               (3,338)
                                                                  ============

                                                     % OF
                                                     NET
PORTFOLIO SUMMARY                                   ASSETS
-------------------------------------------------------------
Auto and Transportation                                   2.8
Consumer Discretionary                                   13.2
Consumer Staples                                          5.7
Financial Services                                       20.5
Health Care                                              14.4
Integrated Oils                                           6.5
Materials and Processing                                  3.8
Miscellaneous                                             2.5
Other Energy                                              2.2
Producer Durables                                         4.4
Technology                                               13.2

                                                     % OF
                                                     NET
PORTFOLIO SUMMARY                                   ASSETS
-------------------------------------------------------------
Utilities                                                 5.5
Warrants & Rights                                          --*
Short-Term Investments                                    5.3
Other Securities                                          1.9
                                                 ------------
Total Investments                                       101.9
Other Assets and Liabilities, Net                        (1.9)
                                                 ------------

Net Assets                                              100.0
                                                 ============
Futures Contracts                                         0.1

*  Less than .05%.

  See accompanying notes which are an integral part of the financial statements.

                                                    Quantitative Equity Fund  29

FRANK RUSSELL INVESTMENT COMPANY
INTERNATIONAL SECURITIES FUND

SHAREHOLDER EXPENSE EXAMPLE -- APRIL 30, 2005 (UNAUDITED)

--------------------------------------------------------------------------------

FUND EXPENSES

THE FOLLOWING DISCLOSURE PROVIDES IMPORTANT INFORMATION REGARDING EACH FUND'S EXPENSE EXAMPLE, WHICH APPEARS ON EACH FUND'S INDIVIDUAL PAGE IN THIS SEMIANNUAL REPORT. PLEASE REFER TO THIS INFORMATION WHEN REVIEWING THE EXPENSE EXAMPLE FOR A FUND.

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including advisory and administrative fees; distribution and/or service (12b-1) fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from November 1, 2004 to April 30, 2005.

ACTUAL EXPENSES

The information in the table under the heading "Actual Performance" provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table under the heading "Hypothetical Performance (5% return before expenses)" provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading "Hypothetical Performance (5% return before expenses)" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                  HYPOTHETICAL
                                                  PERFORMANCE
                                  ACTUAL           (5% RETURN
CLASS C                        PERFORMANCE      BEFORE EXPENSES)
-------                       --------------    ----------------
Beginning Account Value
November 1, 2004              $     1,000.00      $     1,000.00
Ending Account Value April
30, 2005                      $     1,066.10      $     1,013.99
Expenses Paid During
Period*                       $        11.37      $        11.09

* Expenses are equal to the Fund's annualized expense ratio of 2.22%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

                                                  HYPOTHETICAL
                                                  PERFORMANCE
                                  ACTUAL           (5% RETURN
CLASS E                        PERFORMANCE      BEFORE EXPENSES)
-------                       --------------    ----------------
Beginning Account Value
November 1, 2004              $     1,000.00      $     1,000.00
Ending Account Value April
30, 2005                      $     1,069.90      $     1,017.71
Expenses Paid During
Period*                       $         7.54      $         7.35

* Expenses are equal to the Fund's annualized expense ratio of 1.47%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

                                                  HYPOTHETICAL
                                                  PERFORMANCE
                                  ACTUAL           (5% RETURN
CLASS S                        PERFORMANCE      BEFORE EXPENSES)
-------                       --------------    ----------------
Beginning Account Value
November 1, 2004              $     1,000.00      $     1,000.00
Ending Account Value April
30, 2005                      $     1,071.30      $     1,019.00
Expenses Paid During
Period*                       $         6.21      $         6.06

* Expenses are equal to the Fund's annualized expense ratio of 1.21%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

 30  International Securities Fund

FRANK RUSSELL INVESTMENT COMPANY
INTERNATIONAL SECURITIES FUND

SCHEDULE OF INVESTMENTS -- APRIL 30, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
COMMON STOCKS - 88.3%
Australia - 3.8%
ABC Learning Centres, Ltd.                              2,500              11
Amcor, Ltd.                                         1,096,500           5,585
AMP Ltd.                                              248,200           1,313
Ansell, Ltd.                                            6,000              44
Aristocrat Leisure, Ltd.                                3,700              28
Australia & New Zealand Banking Group, Ltd.           169,918           2,874
Australian Gas Light Co., Ltd.                         36,800             414
AXA Asia Pacific Holdings, Ltd.                        67,400             226
BHP Billiton, Ltd.                                    551,687           6,969
Billabong International, Ltd. (N)                      46,550             419
BlueScope Steel, Ltd.                                 215,500           1,292
Boral, Ltd.                                            16,400              74
Brambles Industries, Ltd. (N)                          82,000             504
CFS Gandel Retail Trust                               155,100             192
Coca-Cola Amatil, Ltd.                                 11,000              71
Coles Myer, Ltd. (N)                                  524,561           3,524
Commonwealth Bank of Australia                         38,200           1,088
Commonwealth Property Office Fund                      84,700              84
ConnectEast Group                                     244,125             128
CSL, Ltd.                                              37,125             922
CSR, Ltd.                                             118,400             222
David Jones, Ltd. (N)                                 112,300             154
DB RREEF Trust (o)                                     54,042              55
Downer EDI, Ltd.                                       58,917             209
Foster's Group, Ltd.                                1,901,240           7,635
Futuris Corp., Ltd. (N)                                64,300              95
General Property Trust                                127,200             369
Harvey Norman Holdings, Ltd. (N)                      215,900             418
Iluka Resources, Ltd.                                   4,400              20
ING Industrial Fund (N)                                20,400              33
Insurance Australia Group, Ltd.                        75,800             361
Lend Lease Corp., Ltd.                                 21,900             205
Lion Nathan, Ltd. (N)                                  27,700             158
Macquarie Airports                                  1,172,500           3,084
Macquarie Bank, Ltd.                                  123,420           4,438
Macquarie Goodman Group                                12,300              38
Macquarie Infrastructure Group                        390,600           1,114
Mayne Group, Ltd.                                       7,500              21
National Australia Bank, Ltd.                         488,400          11,154
OneSteel, Ltd.                                        131,600             227
Orica, Ltd.                                            35,700             441
Origin Energy, Ltd.                                     5,900              32
PaperlinX, Ltd. (N)                                   125,710             279
Promina Group, Ltd.                                   579,269           2,323
Publishing & Broadcasting, Ltd.                        95,240           1,066
Qantas Airways, Ltd.                                   48,300             122
QBE Insurance Group, Ltd. (N)                         392,470           4,596
Rinker Group, Ltd.                                    344,020           3,073

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Rio Tinto, Ltd. (N)                                    21,200             688
Santos, Ltd.                                           40,100             290
Seek, Ltd. (AE)(N)                                     13,000              24
Sons of Gwalia, Ltd. (AE)(N)(B)                        34,800              --
Stockland                                              38,200             175
Suncorp-Metway, Ltd. (N)                               24,100             372
TABCORP Holdings, Ltd.                                 15,800             192
Telstra Corp., Ltd. (N)                             1,052,024           3,983
Transurban Group                                       63,300             367
United Group, Ltd. (N)                                 26,600             172
Wesfarmers, Ltd.                                       19,682             555
Westfield Group (N)                                   193,176           2,462
Westpac Banking Corp.                                  83,300           1,269
WMC Resources, Ltd.                                   114,200             708
Woodside Petroleum, Ltd.                               30,100             554
Woolworths, Ltd.                                       21,365             256
                                                                 ------------
                                                                       79,771
                                                                 ------------

Austria - 0.7%
Bank Austria Creditanstalt AG (N)                      21,900           2,020
BetandWin.com Interactive Entertainment AG
   (AE)(N)                                              8,570           1,258
Erste Bank der Oesterreichischen Sparkassen AG        165,908           8,015
OMV AG (N)                                              1,825             561
Raiffeisen International Bank Holding AG (AE)          11,600             597
Telekom Austria AG (AE)                               144,100           2,769
                                                                 ------------
                                                                       15,220
                                                                 ------------

Belgium - 1.4%
Belgacom SA                                            50,400           1,934
Colruyt SA (N)                                          9,740           1,472
Compagnie Maritime Belge SA                             1,400              53
Cumerio (AE)                                            3,500              47
Delhaize Group (N)                                     45,000           2,969
Dexia (N)                                              19,700             454
Electrabel (N)                                         11,714           5,444
Fortis (N)                                            307,310           8,529
Groupe Bruxelles Lambert SA (N)                         5,400             487
KBC Group SA (N)                                       34,100           2,698
Mobistar SA (AE)(N)                                    29,700           2,530
Solvay SA Class A                                      19,000           2,162
Umicore                                                 3,500             304
                                                                 ------------
                                                                       29,083
                                                                 ------------

                                               International Securities Fund  31

FRANK RUSSELL INVESTMENT COMPANY
INTERNATIONAL SECURITIES FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Brazil - 0.3%
Cia Vale do Rio Doce ADR                              151,600           4,086
Petroleo Brasileiro SA ADR                             34,850           1,461
Telecomunicacoes Brasileiras SA ADR (N)                46,700           1,309
                                                                 ------------
                                                                        6,856
                                                                 ------------
Canada - 1.6%
Alcan, Inc. (N)                                        57,500           1,864
Bank of Montreal (N)                                        3              --
Bank of Nova Scotia (N)                                94,033           2,988
Canadian National Railway Co.                          99,800           5,716
Canadian Pacific Railway, Ltd. (AE)                    59,100           2,064
EnCana Corp. (AE)                                      46,200           2,957
Inco, Ltd. (AE)                                        79,700           2,848
Manulife Financial Corp. (N)                           57,400           2,631
Nexen, Inc.                                            17,500             838
Petro-Canada                                           90,200           5,008
Precision Drilling Corp. (AE)                          40,500           2,923
Rogers Communications, Inc. Class B (N)                47,900           1,380
RONA, Inc. (AE)                                        28,300             544
SNC-Lavalin Group, Inc. (AE)                            9,500             551
Talisman Energy, Inc. (N)                              71,300           2,152
                                                                 ------------
                                                                       34,464
                                                                 ------------

Cayman Islands - 0.1%
Seagate Technology (AE)                               109,400           1,923
                                                                 ------------

China - 0.1%
China Shipping Development Co., Ltd. Class H        1,242,000           1,099
                                                                 ------------

Denmark - 0.4%
AP Moller - Maersk A/S Class B (N)                        148           1,308
Danske Bank A/S Class R                               121,631           3,563
DSV A/S (N)                                             2,150             164
East Asiatic Co., Ltd. A/S (N)                          2,550             151
Novo-Nordisk A/S Class B                               75,419           3,803
Novozymes A/S (N)                                       3,500             170
TDC A/S                                                 3,300             141
                                                                 ------------
                                                                        9,300
                                                                 ------------

Finland - 1.0%
Elisa Corp. Class S (N)                                 1,300              19
Fortum OYJ (N)                                        131,757           1,995
Kesko OYJ Class B (N)                                   6,300             152
M-real OYJ Class S (N)                                350,700           1,900
Neste Oil OYJ (AE)(N)                                  32,939             736
Nokia OYJ (N)                                         251,750           4,023
Nokia OYJ ADR                                         364,550           5,826

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Orion OYJ Class B (N)                                   4,600              78
Pohjola Group PLC (N)                                  13,500             174
Rautaruukki OYJ                                        19,800             254
Sampo OYJ                                             104,500           1,457
Stora Enso OYJ Class R                                  1,800              24
UPM-Kymmene OYJ (N)                                   206,349           4,126
Wartsila OYJ Class S (AE)                               5,100             135
                                                                 ------------
                                                                       20,899
                                                                 ------------

France - 9.0%
Air Liquide SA (N)                                     37,995           6,781
Areva SA (AE)                                             300             119
Assurances Generales de France (N)                     56,300           4,504
Axa SA (N)                                            444,053          10,947
BNP Paribas (N)                                       156,443          10,309
Bouygues (N)                                           33,400           1,331
Business Objects SA (AE)                               82,303           2,133
Carrefour SA (N)                                       89,240           4,337
Christian Dior SA (N)                                  14,700           1,025
Cie de Saint-Gobain (N)                               116,965           6,600
Cie Generale d'Optique Essilor International SA
   (N)                                                 28,100           2,007
CNP Assurances (N)                                     26,529           1,801
Compagnie Generale des Etablissements Michelin
   Class B (N)                                         20,100           1,217
Credit Agricole SA (N)                                310,336           8,035
Dassault Systemes SA (AE)                              35,400           1,662
Eiffage (N)                                             2,300             270
France Telecom SA (N)                                 227,354           6,655
Groupe Danone (AE)(N)                                 105,219           9,861
Lafarge SA (N)                                          1,651             150
Lagardere SCA (N)                                      13,200             955
LVMH Moet Hennessy Louis
   Vuitton SA                                          34,105           2,410
Pernod-Ricard (N)                                      23,400           3,545
Peugeot SA (N)                                         30,700           1,819
Renault SA (N)                                         40,700           3,409
Sanofi-Aventis Class S                                  3,196             282
Sanofi-Aventis (N)                                    135,831          12,028
Schneider Electric SA (N)                             104,089           7,494
Societe BIC SA (N)                                      3,100             168
Societe Generale (N)                                  113,050          11,271
Societe Television Francaise 1                         38,168           1,080
Technip SA (N)                                         11,100           1,882
Thales SA (AE)(N)                                       6,000             243

 32  International Securities Fund

FRANK RUSSELL INVESTMENT COMPANY
INTERNATIONAL SECURITIES FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Thomson (N)                                            88,800           2,191
Total SA (N)                                          144,819          32,137
Total SA ADR (N)                                       27,636           3,065
Unibail                                                14,350           1,771
Valeo SA (N)                                           62,200           2,717
Vallourec (AE)                                            300              63
Veolia Environnement (AE)(N)                          212,502           8,012
Vinci SA (N)                                           42,050           6,318
Vivendi Universal SA (AE)(N)                          238,978           7,100
Zodiac SA (N)                                           2,000              97
                                                                 ------------
                                                                      189,801
                                                                 ------------
Germany - 4.9%
Adidas-Salomon AG (N)                                  24,200           3,751
Allianz AG (N)                                         53,620           6,419
AMB Generali Holding AG (N)                             4,000             328
BASF AG (N)                                            39,100           2,531
Bayer AG (N)                                          156,042           5,120
Bayerische Hypo-und Vereinsbank AG (AE)               380,418           9,005
Celesio AG (N)                                         14,800           1,173
Commerzbank AG (AE)(N)                                 27,400             602
Continental AG (N)                                     89,000           6,557
DaimlerChrysler AG (N)                                 13,600             534
Deutsche Bank AG                                       26,181           2,139
Deutsche Boerse AG (N)                                 35,361           2,674
Deutsche Lufthansa AG (AE)(N)                         116,124           1,499
Deutsche Post AG                                      117,531           2,752
Deutsche Postbank AG (AE)(N)                           35,544           1,658
Deutsche Telekom AG (N)                               141,400           2,643
E.ON AG (N)                                           140,044          11,804
Fresenius Medical Care AG (N)                          16,300           1,309
Hannover Rueckversicherung AG (N)                      37,400           1,395
HeidelbergCement AG (AE)                                2,426             138
HeidelbergCement AG                                    31,540           1,826
Heidelberger Druckmaschinen (AE)(N)                    37,597           1,061
Infineon Technologies AG (AE)(N)                      169,900           1,417
KarstadtQuelle AG (N)                                 185,886           1,794
Lanxess (AE)(N)                                         2,730              56
MAN AG (N)                                             87,400           3,677
Medion AG (N)                                          28,000             424
Merck KGaA (N)                                         50,300           3,851
Metro AG (N)                                           12,200             644
MLP AG (AE)(N)                                          2,600              42
Muenchener Rueckversicherungs-Gesellschaft AG
   (N)                                                 27,883           3,059
Premiere AG (AE)                                        5,612             215
Puma AG Rudolf Dassler Sport                            3,632             836
RWE AG (N)                                            160,603           9,601
SAP AG (N)                                             10,300           1,620
Schering AG (N)                                        46,953           3,099

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Siemens AG                                             16,450           1,206
ThyssenKrupp AG (N)                                    15,000             276
TUI AG (N)                                             50,700           1,223
Volkswagen AG (N)                                     101,177           4,213
                                                                 ------------
                                                                      104,171
                                                                 ------------

Greece - 0.6%
Alpha Bank AE                                          28,100             907
EFG Eurobank Ergasias SA                              163,100           4,916
National Bank of Greece SA (AE)                        51,200           1,715
OPAP SA                                               131,580           3,444
Public Power Corp. (AE)                                23,300             626
                                                                 ------------
                                                                       11,608
                                                                 ------------

Hong Kong - 2.0%
Bank of East Asia, Ltd.                               665,460           1,955
BOC Hong Kong Holdings, Ltd. (N)                      112,500             214
Cathay Pacific Airways, Ltd. (N)                       56,000             107
Cheung Kong Holdings, Ltd.                             64,800             613
China Mobile Hong Kong, Ltd.                          529,000           1,847
Citic Pacific, Ltd.                                    94,600             286
CLP Holdings, Ltd.                                     60,500             344
CNOOC, Ltd.                                         8,653,000           4,661
COSCO Pacific, Ltd. (N)                               668,000           1,454
Esprit Holdings, Ltd.                               1,382,500          10,349
Hang Seng Bank, Ltd.                                   10,300             141
Henderson Land Development Co., Ltd.                   10,000              47
HongKong Electric Holdings                            778,000           3,561
Hopewell Holdings                                      91,000             222
Hutchison Telecommunications International, Ltd.
   (AE)                                               861,000             818
Hutchison Whampoa, Ltd. (N)                           147,000           1,318
Jardine Matheson Holdings, Ltd.                       161,300           2,912
Kerry Properties, Ltd. (N)                             80,000             175
Li & Fung, Ltd.                                       488,000             937
Melco International Development (AE)                  436,000           1,129
MTR Corp. (N)                                          67,500             108
New World Development, Ltd.                         1,236,000           1,340
Orient Overseas International, Ltd. (N)                44,000             212
PCCW, Ltd. (N)                                        514,000             305
Shangri-La Asia, Ltd. (N)                              28,000              43
Sino Land Co. (N)                                   1,370,000           1,300
Sun Hung Kai Properties, Ltd.                          51,000             490
Swire Pacific, Ltd.                                   141,300           1,187
Techtronic Industries Co. (N)                         273,000             612
Television Broadcasts, Ltd.                            15,000              75
Texwinca Holdings, Ltd.                                32,000              27

                                               International Securities Fund  33

FRANK RUSSELL INVESTMENT COMPANY
INTERNATIONAL SECURITIES FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Wharf Holdings, Ltd.                                1,119,862           3,749
                                                                 ------------
                                                                       42,538
                                                                 ------------

Hungary - 0.4%
Mol Magyar Olaj- es Gazipari Rt. (AE)                  11,200             920
OTP Bank Rt GDR                                        49,805           3,110
OTP Bank Rt                                           109,500           3,367
                                                                 ------------
                                                                        7,397
                                                                 ------------
Indonesia - 0.1%
Bank Central Asia Tbk PT                            2,350,500             756
Telekomunikasi Indonesia Tbk PT                     2,340,000           1,047
Telekomunikasi Indonesia Tbk PT ADR                     6,742             121
                                                                 ------------
                                                                        1,924
                                                                 ------------

Ireland - 0.8%
Allied Irish Banks PLC                                109,900           2,236
Anglo Irish Bank Corp. PLC                            192,400           2,212
Bank of Ireland                                       267,858           4,035
CRH PLC                                               140,040           3,485
Depfa Bank PLC (AE)                                   295,767           4,560
Ryanair Holdings PLC ADR (AE)                          26,606           1,068
                                                                 ------------
                                                                       17,596
                                                                 ------------

Israel - 0.1%
Bank Leumi Le-Israel BM                               383,500           1,084
Check Point Software Technologies (AE)                  4,900             100
                                                                 ------------
                                                                        1,184
                                                                 ------------

Italy - 3.0%
Arnoldo Mondadori Editore SpA (N)                      28,700             298
Autostrade SpA (N)                                     62,352           1,647
Banca Intesa SpA (N)                                2,505,721          11,988
Banca Popolare di Milano SCRL (N)                      14,900             142
Banche Popolari Unite SCRL (N)                         52,521           1,113
Banco Popolare di Verona e Novara SCRL (N)            100,986           1,862
Benetton Group SpA (N)                                153,241           1,411
Capitalia SpA (N)                                      20,400             109
CIR-Compagnie Industriali
   Riunite SpA                                         54,800             144
Enel SpA (N)                                           66,200             628
ENI SpA (N)                                           819,589          20,584
ERG SpA                                                10,300             158
FASTWEB (AE)                                           35,179           1,577
Finmeccanica SpA                                    2,127,820           1,977
Fondiaria-Sai SpA (N)                                  32,000             822
Gruppo Editoriale L'Espresso SpA (N)                   46,900             271
Hera SpA                                               84,800             238
Italcementi SpA (N)                                    53,000             863

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Lottomatica SpA (N)                                    21,000             713
Mediaset SpA (N)                                       62,000             806
Milano Assicurazioni SpA (N)                           62,500             383
Parmalat Finanziaria SpA (AE)(N)                       42,200               6
Riunione Adriatica di Sicurta SpA (N)                 245,790           5,355
Saipem SpA                                            181,200           2,265
Snam Rete Gas SpA (N)                                 269,600           1,517
Telecom Italia Media SpA (AE)                         170,500              83
Telecom Italia SpA (N)                              1,034,792           3,107
UniCredito Italiano SpA (N)                           723,770           4,061
                                                                 ------------
                                                                       64,128
                                                                 ------------

Japan - 17.9%
77 Bank, Ltd. (The)                                   304,800           2,071
Acom Co., Ltd.                                          1,760             113
Aeon Co., Ltd.                                        162,000           2,518
Aiful Corp.                                            48,100           3,595
Aiful Corp. (AE)                                       25,025           1,826
Aioi Insurance Co., Ltd.                               72,000             373
Aisin Seiki Co., Ltd.                                  47,100           1,025
All Nippon Airways Co., Ltd.                           35,000             113
Alps Electric Co., Ltd. (N)                           108,300           1,702
Amano Corp.                                             7,000              77
Aoyama Trading Co., Ltd.                                1,400              37
Arrk Corp.                                             14,800             579
Aruze Corp.                                             9,900             221
Asahi Breweries, Ltd.                                   8,300             106
Asahi Glass Co., Ltd.                                 551,000           6,111
Asahi Kasei Corp. (N)                                  30,000             145
Astellas Pharma, Inc.                                  38,604           1,403
Autobacs Seven Co., Ltd. (N)                            2,700              88
Bandai Visual Co., Ltd.                                    25              86
Bank of Yokohama, Ltd. (The)                          233,000           1,333
Belluna Co., Ltd.                                       4,455             145
Benesse Corp.                                           3,800             123
Bridgestone Corp.                                     267,000           5,131
BSL Corp. (N)                                          97,000             233
Canon, Inc.                                           424,800          22,156
Chiba Bank, Ltd. (The)                                 40,000             247
Chiyoda Corp. (N)                                     133,000           1,497
Chubu Electric Power Co., Inc. (N)                     32,800             787
Chugai Pharmaceutical Co., Ltd.                       107,000           1,672
Citizen Watch Co., Ltd. (N)                            38,700             354
Cosmo Oil Co., Ltd.                                    51,000             170
Credit Saison Co., Ltd. (N)                            81,050           2,775
Dai Nippon Printing Co., Ltd.                          18,000             289

 34  International Securities Fund

FRANK RUSSELL INVESTMENT COMPANY
INTERNATIONAL SECURITIES FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Daihatsu Motor Co., Ltd.                               13,000             104
Daiichi Pharmaceutical Co., Ltd.                        5,200             121
Daikin Industries, Ltd.                                30,100             752
Daimaru, Inc.                                          27,000             236
Dainippon Ink and Chemicals, Inc.                       9,000              24
Dainippon Screen Manufacturing Co., Ltd. (N)           90,000             611
Daito Trust Construction Co., Ltd.                         50               2
Daiwa House Industry Co., Ltd.                        107,000           1,202
Daiwa Securities Group, Inc. (N)                      162,000           1,026
Denki Kagaku Kogyo Kabushiki Kaisha                    32,000             111
Denso Corp.                                             3,700              87
Dentsu, Inc. (N)                                          569           1,455
Don Quijote Co., Ltd. (N)                              10,500             641
East Japan Railway Co.                                    596           3,105
Eisai Co., Ltd.                                       165,300           5,508
Fast Retailing Co., Ltd.                               15,700             930
Frontier Real Estate Investment Corp. (o)                  20             131
Fuji Heavy Industries, Ltd. (N)                       426,800           1,959
Fuji Photo Film Co., Ltd.                              87,500           2,899
Fujitsu, Ltd.                                         229,000           1,264
Funai Electric Co., Ltd. (N)                           16,100           1,813
Hachijuni Bank, Ltd. (The)                              7,000              48
Hankyu Department Stores (N)                           12,000              85
HIS Co., Ltd.                                          14,700             338
Hitachi Cable, Ltd.                                     6,000              26
Hitachi Chemical Co., Ltd.                              7,800             134
Hitachi Kokusai Electric, Inc.                         45,000             359
Hitachi Zosen Corp. (AE)                               28,500              40
Hitachi, Ltd.                                         816,000           4,796
Hokkaido Electric Power Co., Inc.                       7,100             143
Hokuhoku Financial Group, Inc. (N)                    285,000             808
Hokuriku Electric Power Co.                               200               4
Honda Motor Co., Ltd.                                 122,400           5,898
Hoya Corp.                                             14,600           1,527
Isuzu Motors, Ltd. (N)                                 65,000             167
Itochu Corp.                                          696,000           3,443
Ito-Yokado Co., Ltd.                                   23,700             814
Japan Logistics Fund, Inc. (AE)(o)                          2              10
Japan Radio Co., Ltd. (AE)(N)                          59,000             229
Japan Tobacco, Inc.                                       879          11,321
JFE Holdings, Inc. (N)                                116,300           3,228
Joyo Bank, Ltd. (The)                                  21,000             105
JS Group Corp.                                         72,200           1,299
JSR Corp.                                              18,000             364
Kadokawa Holdings, Inc. (N)                            21,900             815
Kaken Pharmaceutical Co., Ltd. (N)                      9,000              65
Kamigumi Co., Ltd.                                     65,000             509
Kaneka Corp.                                          112,000           1,221
Kansai Electric Power Co., Inc. (The) (N)              40,900             823

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Kao Corp.                                             114,700           2,638
Kawasaki Heavy Industries, Ltd. (N)                   114,000             221
Kawasaki Kisen Kaisha, Ltd. (N)                       185,000           1,208
KDDI Corp.                                              1,300           6,017
Keihin Corp.                                            5,400              91
Keio Electric Railway Co., Ltd.                        56,000             317
Keyence Corp.                                          11,900           2,635
Kirin Brewery Co., Ltd.                                 9,000              88
Kobe Steel, Ltd.                                      757,000           1,369
Koei Co., Ltd.                                         15,500             410
Komatsu, Ltd.                                         166,000           1,173
Konica Minolta Holdings, Inc.                          57,000             551
Koyo Seiko Co., Ltd. (N)                               14,000             189
Kubota Corp.                                           56,000             290
Kuraray Co., Ltd.                                     145,200           1,345
Kyocera Corp.                                           4,700             344
Kyorin Pharmaceutical Co., Ltd. (N)                     4,000              56
Kyowa Hakko Kogyo Co., Ltd.                            40,000             297
Kyushu Electric Power Co., Inc.                        18,600             400
Lawson, Inc.                                           31,200           1,212
Leopalace21 Corp. (N)                                  22,500             345
Livedoor Co., Ltd. (AE)(N)                            137,485             421
Mabuchi Motor Co., Ltd. (N)                            36,300           2,182
Makita Corp. (N)                                       12,000             227
Mars Engineering Corp.                                  9,200             299
Marubeni Corp.                                        135,000             441
Matsui Securities Co., Ltd. (AE)                       68,000             918
Matsumotokiyoshi Co., Ltd.                             41,100           1,163
Matsushita Electric Industrial Co., Ltd.              391,000           5,731
Matsushita Electric Works, Ltd. (AE)                   13,000             110
Meiji Dairies Corp. (N)                                27,000             150
Meitec Corp.                                           11,500             380
Millea Holdings, Inc.                                     228           3,108
Minebea Co., Ltd. (N)                                 428,000           1,704
Mitsubishi Chemical Corp. (N)                         155,000             493
Mitsubishi Corp. (N)                                   21,000             288
Mitsubishi Electric Corp. (N)                          72,000             382
Mitsubishi Estate Co., Ltd. (N)                        31,000             333
Mitsubishi Gas Chemical Co., Inc.                      22,000             108
Mitsubishi Heavy Industries, Ltd.                     102,000             271
Mitsubishi Rayon Co., Ltd. (N)                        192,000             726
Mitsubishi Securities Co., Ltd. (N)                    70,000             584
Mitsubishi Tokyo Financial Group, Inc.                    851           7,393
Mitsui & Co., Ltd.                                    175,000           1,665
Mitsui Engineering & Shipbuilding Co., Ltd. (N)       111,000             241

                                               International Securities Fund  35

FRANK RUSSELL INVESTMENT COMPANY
INTERNATIONAL SECURITIES FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Mitsui Fudosan Co., Ltd.                              119,000           1,329
Mitsui OSK Lines, Ltd.                                247,000           1,562
Mitsui Sumitomo Insurance Co., Ltd.                    40,000             364
Mitsui Trust Holdings, Inc.                            33,000             328
Mizuho Financial Group, Inc.                              793           3,732
Murata Manufacturing Co., Ltd.                         65,800           3,276
Namco, Ltd. (N)                                         4,400              59
NEC Corp. (N)                                          85,000             469
NET One Systems Co., Ltd. (N)                             226             574
Nichirei Corp.                                          7,000              26
Nidec Copal Corp. (N)                                   9,500             124
Nidec Corp. (N)                                         9,000           1,057
Nikko Cordial Corp.                                    76,000             356
Nintendo Co., Ltd.                                     40,400           4,612
Nippon Electric Glass Co., Ltd. (N)                   254,000           4,059
Nippon Express Co., Ltd.                              734,900           3,571
Nippon Kayaku Co., Ltd.                                 6,000              34
Nippon Light Metal Co., Ltd. (N)                      113,000             289
Nippon Meat Packers, Inc.                             130,000           1,644
Nippon Mining Holdings, Inc.                          157,500             951
Nippon Oil Corp.                                      175,000           1,232
Nippon Shokubai Co., Ltd.                               3,000              27
Nippon Steel Corp. (N)                                861,000           2,184
Nippon Telegraph & Telephone Corp.                        833           3,489
Nippon Yusen Kabushiki Kaisha                         400,000           2,368
Nishi-Nippon City Bank, Ltd. (The)                    178,000             705
Nissan Motor Co., Ltd.                                356,600           3,523
Nissen Co., Ltd.                                        7,800             103
Nissha Printing Co., Ltd.                              16,000             262
Nisshin Seifun Group, Inc.                              4,000              42
Nisshin Steel Co., Ltd.                               120,000             309
Nisshinbo Industries, Inc.                              7,000              55
Nitto Denko Corp.                                      99,700           5,448
NOK Corp. (N)                                          18,000             472
Nomura Holdings, Inc.                                  48,000             611
NS Solutions Corp.                                      9,400             193
NSK, Ltd.                                              72,000             356
NTT DoCoMo, Inc.                                          195             302
NTT Urban Development Corp.                                83             374
Obayashi Corp.                                         21,000             123
OJI Paper Co., Ltd. (N)                               105,000             561
Olympus Corp. (N)                                      11,000             223
Ono Pharmaceutical Co., Ltd.                            2,000             102
Onward Kashiyama Co., Ltd.                              2,000              26
ORIX Corp.                                             74,300          10,132
Otsuka Corp.                                              400              30
Parco Co., Ltd.                                        49,000             329
Promise Co., Ltd.                                      37,850           2,453
Renown D'urban Holdings, Inc. (AE)                     18,700             176
Resona Holdings, Inc. (AE)                             66,000             125
Ricoh Co., Ltd. (N)                                    78,000           1,246
Rinnai Corp. (N)                                       84,900           2,175

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Rohm Co., Ltd.                                         26,000           2,454
Sanken Electric Co., Ltd. (N)                          50,000             678
Sankyo Co., Ltd.                                       21,500             577
Sanyo Electric Co., Ltd. (N)                          103,000             297
Sanyo Shinpan Finance Co., Ltd.                        11,900             807
Sega Sammy Holdings, Inc.                              74,900           4,377
Seino Transportation Co., Ltd.                         17,000             162
Sekisui Chemical Co., Ltd.                            325,000           2,358
Sekisui House, Ltd.                                   351,700           3,723
Senshukai Co., Ltd. (N)                                13,000             116
SFCG Co., Ltd. (N)                                      3,710             955
Shimachu Co., Ltd.                                      4,500             116
Shin-Etsu Chemical Co., Ltd. Class D                   69,400           2,568
Shinko Electric Industries Co., Ltd. (N)                2,900             100
Shinsei Bank, Ltd.                                    550,000           2,987
Shiseido Co., Ltd. (N)                                 12,000             153
Shizuoka Bank, Ltd. (The) (N)                          68,000             634
Showa Denko KK                                         78,000             198
Showa Shell Sekiyu KK (N)                              19,900             200
Skylark Co., Ltd. (N)                                 119,000           1,979
SMC Corp.                                               5,900             622
Softbank Corp. (N)                                     28,700           1,156
Sohgo Security Services Co., Ltd.                      70,390           1,019
Sompo Japan Insurance, Inc.                            37,000             360
Sony Corp.                                             47,100           1,738
Stanley Electric Co., Ltd. (N)                         47,700             775
STB Leasing Co., Ltd. (N)                              14,900             265
Sumisho Lease Co., Ltd.                                24,800             900
Sumitomo Bakelite Co., Ltd. (N)                       280,700           1,752
Sumitomo Chemical Co., Ltd.                           389,700           1,996
Sumitomo Corp.                                         98,000             830
Sumitomo Electric Industries, Ltd.                     83,000             868
Sumitomo Forestry Co., Ltd.                            68,000             619
Sumitomo Heavy Industries, Ltd. (N)                   554,000           2,254
Sumitomo Metal Industries, Ltd.                       861,000           1,527
Sumitomo Mitsui Financial Group, Inc. (N)               1,633          10,559
Sumitomo Osaka Cement Co., Ltd.                       240,000             610
Sumitomo Rubber Industries, Inc.                       49,000             478
Sumitomo Trust & Banking Co., Ltd. (The)               42,000             263
Suzuken Co., Ltd.                                         200               5
Suzuki Motor Corp.                                     87,800           1,500
T&D Holdings, Inc.                                     37,050           1,832
Taiheiyo Cement Corp.                                  56,000             157
Taisei Corp.                                            5,000              18

 36  International Securities Fund

FRANK RUSSELL INVESTMENT COMPANY
INTERNATIONAL SECURITIES FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Taiyo Nippon Sanso Corp.                                8,000              45
Takashimaya Co., Ltd. (N)                              10,000              89
Takeda Pharmaceutical Co., Ltd.                       257,900          12,569
Takefuji Corp.                                         51,880           3,285
Tanabe Seiyaku Co., Ltd.                                4,000              42
TDK Corp.                                              16,500           1,156
Teijin, Ltd. (N)                                       58,000             263
Telewave, Inc. (AE)                                        87             382
Terumo Corp.                                          128,400           3,824
Tobu Railway Co., Ltd.                                 19,000              71
Toda Corp.                                              5,000              25
Tohoku Electric Power Co., Inc.                        11,100             214
Tokai Rika Co., Ltd.                                   14,000             229
Tokyo Electric Power Co., Inc. (The)                  141,500           3,398
Tokyo Gas Co., Ltd. (N)                             1,456,000           5,839
Tokyo Tomin Bank, Ltd. (The)                           12,500             361
Toppan Printing Co., Ltd. (N)                          27,000             295
Toray Industries, Inc.                                524,000           2,341
Toshiba Corp. (N)                                     158,000             648
Toyo Seikan Kaisha, Ltd. (N)                           17,000             313
Toyobo Co., Ltd.                                       45,000             106
Toyoda Gosei Co., Ltd. (N)                             93,300           1,705
Toyota Motor Corp.                                    649,300          23,644
Toyota Tsusho Corp.                                     6,000             100
Trend Micro, Inc.                                      36,000           1,324
UFJ Holdings, Inc.                                        420           2,213
Uniden Corp. (N)                                       32,000             645
UNY Co., Ltd.                                          70,000             814
USS Co., Ltd.                                           6,620             524
West Japan Railway Co.                                    541           2,008
World Co., Ltd.                                         3,000             100
Xebio Co., Ltd.                                         7,500             226
Yahoo! Japan Corp. (N)                                    180             403
Yamada Denki Co., Ltd. (N)                             54,400           2,617
Yamaha Motor Co., Ltd.                                157,000           2,758
Yamato Transport Co., Ltd.                            203,000           2,687
Yamazaki Baking Co., Ltd.                              10,000              89
Yokogawa Electric Corp. (N)                            34,000             444
York-Benimaru Co., Ltd.                                14,000             402
                                                                 ------------
                                                                      376,127
                                                                 ------------

Luxembourg - 0.3%
Arcelor (N)                                           123,040           2,491
Arcelor                                                60,000           1,235
SES Global                                            103,351           1,415
                                                                 ------------
                                                                        5,141
                                                                 ------------

Mexico - 0.7%
America Movil SA de CV ADR Class L                     39,600           1,966
Coca-Cola Femsa SA de CV ADR (N)                       67,500           1,541

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Grupo Televisa SA ADR (AE)                            148,800           8,360
Telefonos de Mexico SA de CV ADR                       49,850           1,690
Wal-Mart de Mexico SA de CV                           396,000           1,468
                                                                 ------------
                                                                       15,025
                                                                 ------------

Netherlands - 4.3%
ABN AMRO Holding NV (N)                               130,332           3,190
Aegon NV (N)                                          214,634           2,693
Akzo Nobel NV (N)                                      16,600             682
ASML Holding NV Class G (AE)                          133,500           1,934
Buhrmann NV (N)                                        80,700             719
CSM Class A                                             6,400             188
DSM NV                                                 24,200           1,625
European Aeronautic Defense and Space Co. (N)         246,100           7,005
Heineken Holding NV Class A                             2,035              58
Heineken NV (N)                                        80,800           2,568
ING Groep NV (N)                                      706,930          19,383
Koninklijke Ahold NV (AE)                             680,500           5,164
Koninklijke Philips Electronics NV                    297,930           7,425
OCE NV (N)                                             11,200             167
Randstad Holdings NV                                   41,300           1,682
Reed Elsevier NV (N)                                  517,389           7,447
Rodamco Europe NV (N)                                  14,000           1,058
Royal Dutch Petroleum Co. (N)                         260,482          15,192
Royal KPN NV                                           40,400             337
Royal Numico NV (AE)                                  228,360           9,457
Royal P&O Nedlloyd NV (AE)(N)                           4,900             239
TNT NV                                                 13,700             373
Vedior NV (N)                                             900              14
Wolters Kluwer NV                                     149,461           2,661
                                                                 ------------
                                                                       91,261
                                                                 ------------

New Zealand - 0.3%
Carter Holt Harvey, Ltd.                              757,050           1,030
Sky City Entertainment Group, Ltd. (N)                 26,600              86
Telecom Corp. of New Zealand, Ltd.                  1,189,841           5,279
                                                                 ------------
                                                                        6,395
                                                                 ------------

Norway - 0.7%
Aker Kvaerner ASA (AE)                                 28,400           1,013
DNB NOR ASA (N)                                       632,363           6,033
Norsk Hydro ASA (N)                                    17,400           1,371
Petroleum Geo-Services ASA (AE)(N)                     24,100           1,452

                                               International Securities Fund  37

FRANK RUSSELL INVESTMENT COMPANY
INTERNATIONAL SECURITIES FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Statoil ASA (N)                                       237,800           4,187
Yara International ASA (AE)(N)                         17,400             232
                                                                 ------------
                                                                       14,288
                                                                 ------------

Poland - 0.1%
Powszechna Kasa Oszczednosci Bank Polski SA (AE)      166,888           1,265
                                                                 ------------

Portugal - 0.1%
Energias de Portugal SA (N)                           557,090           1,507
                                                                 ------------

Russia - 0.1%
OAO Gazprom ADR                                           900              30
Vimpel-Communications ADR (AE)(N)                      41,200           1,348
                                                                 ------------
                                                                        1,378
                                                                 ------------

Singapore - 1.1%
CapitaLand, Ltd. (N)                                  304,000             474
City Developments, Ltd.                                82,000             346
ComfortDelgro Corp., Ltd.                              16,000              17
DBS Group Holdings, Ltd.                              597,240           5,225
Flextronics International, Ltd. (AE)                  130,600           1,456
Fraser and Neave, Ltd.                                 19,000             180
Hyflux, Ltd. (AE)                                      44,000              91
Jardine Cycle & Carriage, Ltd.                         25,000             187
Keppel Corp., Ltd. (N)                                437,000           2,860
Keppel Land, Ltd. (N)                                  20,000              31
MobileOne, Ltd.                                       202,000             253
NatSteel, Ltd.                                         50,000              68
Neptune Orient Lines, Ltd.                             94,000             196
Oversea-Chinese Banking Corp.                         288,000           2,364
Parkway Holdings, Ltd.                                286,000             291
SembCorp Industries, Ltd.                              48,000              58
Singapore Airlines, Ltd.                               23,000             158
Singapore Telecommunications, Ltd.                  4,509,430           7,060
SMRT Corp., Ltd.                                       14,000               8
United Overseas Bank, Ltd.                            276,900           2,424
United Overseas Land, Ltd. (N)                         27,000              37
Venture Corp., Ltd.                                    35,000             298
                                                                 ------------
                                                                       24,082
                                                                 ------------

South Africa - 0.1%
MTN Group, Ltd.                                       163,100           1,156
Nedcor, Ltd.                                          125,918           1,555
                                                                 ------------
                                                                        2,711
                                                                 ------------

South Korea - 0.7%
Korea Electric Power Corp. ADR (N)                    125,800           1,862
KT Corp. ADR                                           75,900           1,532
LG.Philips LCD Co., Ltd. (AE)                          99,700           4,617

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
POSCO                                                   3,500             634
Samsung Electronics Co., Ltd.                          14,194           6,512
                                                                 ------------
                                                                       15,157
                                                                 ------------

Spain - 3.9%
Acciona SA (N)                                          3,000             258
Acerinox SA (N)                                        31,000             462
ACS Actividades Cons y Serv                           135,693           3,310
Altadis SA (N)                                        196,604           8,344
Amadeus Global Travel Distribution SA Class A          98,800             923
Antena 3 de Television SA                              15,200             303
Banco Bilbao Vizcaya Argentaria SA (N)                488,884           7,573
Banco de Sabadell SA (N)                              130,680           3,265
Banco Popular Espanol SA (N)                           53,800           3,352
Banco Santander Central Hispano SA (N)                425,839           4,972
Bankinter SA (N)                                       11,500             556
Cia de Distribucion Integral Logista SA                 1,700              85
Corp Mapfre SA (N)                                     91,710           1,365
Ebro Puleva SA (N)                                     20,400             344
Endesa SA (N)                                         326,765           7,140
Fomento de Construcciones y Contratas SA (N)            5,600             303
Gestevision Telecinco SA (N)                           51,100           1,169
Grupo Ferrovial SA (N)                                 17,600           1,003
Iberdrola SA (N)                                      325,272           8,482
Iberia Lineas Aereas de Espana (N)                    137,100             424
Indra Sistemas SA                                      79,600           1,378
Repsol YPF SA (N)                                     163,900           4,166
Repsol YPF SA ADR (N)                                 102,316           2,588
Sociedad General de Aguas de Barcelona SA Class
   A                                                    2,400              49
Telefonica SA (N)                                   1,122,404          19,086
Union Fenosa SA                                        56,900           1,708
                                                                 ------------
                                                                       82,608
                                                                 ------------

Sweden - 2.5%
Atlas Copco AB Class A (N)                            109,000           4,955
Billerud AB (N)                                        13,900             188
Electrolux AB (N)                                     117,950           2,384
Elekta AB (AE)                                          4,800             168
Gambro AB Class A (N)                                  10,400             140
Hennes & Mauritz AB Class B (N)                       290,111          10,012

 38  International Securities Fund

FRANK RUSSELL INVESTMENT COMPANY
INTERNATIONAL SECURITIES FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Lundin Petroleum AB (AE)(N)                            26,000             195
Nordea Bank AB (N)                                    340,700           3,235
OMX AB (AE)(N)                                          6,400              74
Sandvik AB (N)                                        151,600           5,941
Securitas AB Class B (N)                              140,752           2,261
Skandia Forsakrings AB (N)                            440,470           2,071
Skandinaviska Enskilda Banken AB Class A (N)           27,200             480
Skanska AB Class B (N)                                 29,500             355
Svenska Cellulosa AB Class B (N)                      115,780           4,030
Svenska Handelsbanken Class A (N)                     100,949           2,270
Swedish Match AB (N)                                    1,400              17
Tele2 AB Class B (N)                                    5,600             177
Telefonaktiebolaget LM Ericsson Class B (N)         3,841,217          11,391
TeliaSonera AB (N)                                     78,500             411
Volvo AB Class A (N)                                    6,000             234
Volvo AB Class B (N)                                   52,200           2,117
                                                                 ------------
                                                                       53,106
                                                                 ------------

Switzerland - 5.6%
ABB, Ltd. (AE)                                        366,167           2,274
Adecco SA (N)                                           8,700             420
Ciba Specialty Chemicals AG                            50,321           3,150
Compagnie Financiere Richemont AG Class A (AE)         78,444           2,337
Credit Suisse Group (AE)(N)                           308,094          12,969
Georg Fischer AG (AE)                                   1,051             306
Givaudan (N)                                            2,660           1,674
Holcim, Ltd. (N)                                       11,400             693
Kuehne & Nagel International AG                         4,132             846
Kuoni Reisen Holding (AE)                                 100              39
Lonza Group AG (N)                                     21,623           1,302
Micronas Semiconductor Holding AG (AE)                 16,400             595
Nestle SA (N)                                          48,002          12,605
Novartis AG                                           253,930          12,357
PubliGroupe SA (N)                                        341             101
Rieter Holding AG (N)                                     923             259
Roche Holding AG                                      210,526          25,469
Schindler Holding AG (N)                                  400             146
Straumann Holding AG                                    4,856           1,048
Sulzer AG (N)                                           1,994             809
Swatch Group AG (AE)                                   34,635             909
Swiss Life Holding (AE)(N)                                171              24
Swiss Reinsurance (N)                                  44,420           2,945
Swisscom AG (N)                                         4,615           1,593
Syngenta AG (AE)                                       28,182           2,915
Synthes, Inc.                                          36,027           4,086
UBS AG (N)                                            295,767          23,714
Valora Holding AG (N)                                     319              70

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Xstrata PLC                                           167,380           2,880
Zurich Financial Services AG (AE)                      11,129           1,880
                                                                 ------------
                                                                      120,415
                                                                 ------------

Taiwan - 0.8%
AU Optronics Corp. ADR (AE)                           378,500           6,139
Chi Mei Optoelectronics Corp.                       3,174,000           5,440
Taiwan Semiconductor Manufacturing Co., Ltd. ADR      290,700           2,503
United Microelectronics Corp. ADR (AE)(N)             569,271           1,850
                                                                 ------------
                                                                       15,932
                                                                 ------------

Thailand - 0.1%
Bangkok Bank PCL                                      504,800           1,374
Siam City Bank PCL (N)                                883,100             528
                                                                 ------------
                                                                        1,902
                                                                 ------------

Turkey - 0.1%
Turkcell Iletisim Hizmet AS                           162,999           1,001
Turkiye Garanti Bankasi AS (AE)                       302,100           1,076
                                                                 ------------
                                                                        2,077
                                                                 ------------

United Kingdom - 18.4%
3i Group PLC                                          318,278           3,889
Alliance & Leicester PLC                               18,300             289
Alliance Unichem PLC                                   66,000           1,006
Amvescap PLC                                          457,169           2,658
Anglo American PLC                                    137,812           3,071
Arriva PLC                                             41,500             401
Associated British Foods PLC                          115,400           1,621
AstraZeneca PLC                                       313,260          13,728
Aviva PLC                                             823,726           9,297
AWG PLC                                                22,000             367
BAA PLC                                               144,700           1,603
BAE Systems PLC                                     1,189,656           5,809
Barclays PLC                                          789,166           8,128
Barratt Developments PLC                               38,300             436
Berkeley Group Holdings PLC (AE)                        4,500              66
BG Group PLC                                        1,467,098          11,340
BHP Billiton PLC                                      216,700           2,641
BOC Group PLC                                         350,285           6,491
Boots Group PLC                                       778,511           8,949
BP PLC                                              3,019,123          30,752
Bradford & Bingley PLC (N)                             78,200             456
Brambles Industries PLC                               789,796           4,406

                                               International Securities Fund  39

FRANK RUSSELL INVESTMENT COMPANY
INTERNATIONAL SECURITIES FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Britannic Group PLC                                    15,000             130
British Airways PLC (AE)                              103,100             471
British American Tobacco PLC                          113,500           2,124
British Land Co. PLC                                  152,400           2,386
British Sky Broadcasting PLC                          114,683           1,187
BT Group PLC                                        1,343,275           5,133
Bunzl PLC                                             182,523           1,781
Cable & Wireless PLC                                  221,000             507
Cairn Energy PLC (AE)                                   3,000              67
Capita Group PLC                                      849,500           6,112
Carnival PLC                                          139,142           7,183
Cattles PLC                                             8,100              47
Centrica PLC                                          437,410           1,856
Colt Telecom Group PLC (N)(AE)                          9,500               9
Compass Group PLC                                      30,700             137
Corus Group PLC (AE)                                  646,666             539
Davis Service Group PLC                                 2,400              20
Diageo PLC                                            517,219           7,657
Dixons Group PLC                                       13,800              38
EMI Group PLC                                         129,300             588
Firstgroup PLC                                         44,000             268
GKN PLC                                             1,160,511           5,116
GlaxoSmithKline PLC                                 1,159,542          29,185
GUS PLC                                               133,500           2,128
HBOS PLC                                              685,368          10,129
Hilton Group PLC                                      678,101           3,543
HMV Group PLC                                         160,700             697
HSBC Holdings PLC                                     690,758          11,042
HSBC Holdings PLC (N)                                  33,877             545
Imperial Chemical Industries PLC                      195,000             941
Imperial Tobacco Group PLC                            244,900           7,007
Inchcape PLC                                           20,500             696
Intercontinental Hotels Group PLC                     302,164           3,590
ITV PLC                                               399,055             924
J Sainsbury PLC                                       472,615           2,552
Kelda Group PLC                                        34,400             415
Kesa Electricals PLC                                  244,228           1,240
Kingfisher PLC                                        925,249           4,361
Land Securities Group PLC                              13,800             351
Legal & General Group PLC                              88,600             177
Lloyds TSB Group PLC                                1,122,197           9,637
Man Group PLC                                           2,100              49
Marconi Corp. PLC (AE)                                 11,000              55
Marks & Spencer Group PLC                             334,500           2,159
Meggitt PLC                                            88,000             433
MFI Furniture PLC                                      29,900              58
Mitchells & Butlers PLC                               522,626           2,992
Next PLC                                               94,090           2,666
Northern Foods PLC                                    230,200             677
O2 PLC (AE)                                           434,100             975
Old Mutual PLC                                        578,300           1,394

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Peninsular and Oriental Steam Navigation Co.
   (The)                                               21,000             108
Pennon Group PLC                                       21,000             394
Persimmon PLC                                         107,000           1,385
Pilkington PLC                                        157,000             325
Prudential PLC                                        231,622           2,089
Punch Taverns PLC                                     292,440           3,536
Reckitt Benckiser PLC                                 349,597          11,351
Reed Elsevier PLC                                      23,300             228
Reuters Group PLC                                     389,800           2,871
Rexam PLC                                             143,541           1,262
Rio Tinto PLC                                         306,413           9,241
Rolls-Royce Group PLC                                 184,756             839
Rolls-Royce Group PLC Class B                       9,237,800              18
Royal & Sun Alliance Insurance Group                  917,414           1,327
Royal Bank of Scotland Group PLC                      375,403          11,326
SABMiller PLC                                          80,400           1,192
Scottish & Newcastle PLC                               25,400             221
Scottish & Southern Energy PLC                        138,600           2,487
Scottish Power PLC                                     76,700             621
Shell Transport & Trading Co. PLC                   1,528,797          13,691
Shire Pharmaceuticals PLC                              51,300             533
Smith & Nephew PLC                                    207,548           2,137
Somerfield PLC                                         90,000             340
Sportingbet PLC (AE)                                  155,200             845
SSL International PLC                                  21,000             110
Stagecoach Group PLC                                  206,162             408
Standard Chartered PLC                                136,960           2,470
Tate & Lyle PLC                                       255,000           2,265
Taylor Woodrow PLC                                    247,397           1,357
Tesco PLC                                             695,300           4,103
Trinity Mirror PLC                                    133,300           1,626
Unilever PLC                                          784,841           7,470
United Business Media PLC                              53,263             505
United Utilities PLC (N)                               25,900             315
United Utilities PLC                                   71,001             612
Vodafone Group PLC                                 10,326,475          26,954
Whitbread PLC (N)                                      94,890           1,543
William Hill PLC                                      431,334           4,441
Wimpey George PLC                                     218,300           1,630
Wolseley PLC                                            3,000              60
WPP Group PLC                                          51,500             560
Yell Group PLC                                        322,548           2,475
                                                                 ------------
                                                                      388,649
                                                                 ------------

 40  International Securities Fund

FRANK RUSSELL INVESTMENT COMPANY
INTERNATIONAL SECURITIES FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
United States - 0.2%
Transocean, Inc. (AE)                                  68,600           3,181
                                                                 ------------
TOTAL COMMON STOCKS
(cost $1,609,558)                                                   1,861,169
                                                                 ------------
                                                   NOTIONAL
                                                    AMOUNT
                                                      $
                                                 ------------
OPTIONS PURCHASED - 0.1%
Belgium - 0.1%
Bel 20 Index Futures
   May 2005 3,156.47 (EUR) Call (247)                  10,033           1,589
                                                                 ------------

Switzerland - 0.0%
Swiss Market Index
   Jun 2005 5,925.17 (CHF) Put (174)                    8,625             834
   Jun 2005 5,869.19 (CHF) Put (39)                     1,915             169
                                                                 ------------
                                                                        1,003
                                                                 ------------

TOTAL OPTIONS PURCHASED
(cost $2,512)                                                           2,592
                                                                 ------------

                                                  PRINCIPAL
                                                  AMOUNT ($)
                                                  OR SHARES
                                                 ------------

PREFERRED STOCKS - 0.3%
Brazil - 0.1%
Banco Itau Holding Financeira SA                        6,750           1,180
                                                                 ------------

Germany - 0.2%
Fresenius AG                                           21,300           2,483
Fresenius Medical Care AG (N)                           5,000             288
Henkel KGaA (N)                                        21,600           1,865
Invesco Perpetual UK Smaller Companies
   Investment Trust PLC                                 8,100             139
                                                                 ------------
                                                                        4,775
                                                                 ------------

Italy - 0.0%
Unipol SpA                                            108,600             383
                                                                 ------------

TOTAL PREFERRED STOCKS
(cost $5,273)                                                           6,338
                                                                 ------------

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------

WARRANTS & RIGHTS - 0.1%
Hong Kong - 0.0%
Kingboard Chemical Holdings, Ltd.
   2006 Warrants (AE)                                   1,800               2
                                                                 ------------

Japan - 0.0%
BSL Corp.
   2010 Rights (AE)                                     9,700               3
                                                                 ------------

Luxembourg - 0.1%
Bharti Televentures
   2009 Warrants (AE)                                 213,700             988
Satyam Computer Services, Ltd.
   2007 Warrants (AE)                                 150,400           1,411
                                                                 ------------
                                                                        2,399
                                                                 ------------

TOTAL WARRANTS & RIGHTS
(cost $2,427)                                                           2,404
                                                                 ------------

SHORT-TERM INVESTMENTS - 9.8%
United States - 9.8%
Frank Russell Investment Company Money Market
   Fund                                           188,794,000         188,794
United States Treasury Bill (c)(z)(sec.)
   2.755% due 06/09/05                                 10,000           9,971
   2.710% due 07/14/05                                  7,000           6,953
                                                                 ------------
                                                                      205,718
                                                                 ------------

Switzerland - 0.0%
Credit Suisse Group Finance Guernsey, Ltd.
   6.000% due 12/23/05                                     97             113
                                                                 ------------

TOTAL SHORT-TERM INVESTMENTS
(cost $205,804)                                                       205,831
                                                                 ------------

                                               International Securities Fund  41

FRANK RUSSELL INVESTMENT COMPANY
INTERNATIONAL SECURITIES FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
OTHER SECURITIES - 26.0%
Frank Russell Investment Company Money Market
   Fund (X)                                       131,810,523         131,810
State Street Securities Lending Quality Trust
   (X)                                            415,292,593         415,293
                                                                 ------------

TOTAL OTHER SECURITIES
(cost $547,103)                                                       547,103
                                                                 ------------

TOTAL INVESTMENTS - 124.6%
(identified cost $2,372,677)                                        2,625,437

OTHER ASSETS AND LIABILITIES,
NET - (24.6)%                                                        (518,419)
                                                                 ------------

NET ASSETS - 100.0%                                                 2,107,018
                                                                 ============

A portion of the portfolio has been fair valued as of period end.

See accompanying notes which are an integral part of the financial statements.

 42  International Securities Fund

FRANK RUSSELL INVESTMENT COMPANY
INTERNATIONAL SECURITIES FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2005 (UNAUDITED)

Amounts in thousands

                                                                       UNREALIZED
                                                     NOTIONAL         APPRECIATION
FUTURES CONTRACTS                                     AMOUNT         (DEPRECIATION)
(NUMBER OF CONTRACTS)                                    $                  $
------------------------------------------------------------------------------------
Long Positions
AEX Index (Netherlands)
   expiration date 05/05 (231)                             20,708             (1,214)

CAC-40 Index (France)
   expiration date 05/05 (400)                             20,072               (838)
   expiration date 06/05 (247)                             12,240               (459)

DAX Index (Germany)
   expiration date 06/05 (144)                             19,556               (678)

EUR STOXX 50 Index (EMU)
   expiration date 06/05 (1,195)                           44,861             (1,455)

FTSE-100 Index (UK)
   expiration date 06/05 (579)                             53,036             (1,658)

Hang Seng Index (Hong Kong)
   expiration date 05/05 (47)                               4,139                (13)

IBEX Plus Index (Spain)
   expiration date 05/05 (15)                               1,732                (63)

SPI 200 Index (Australia)
   expiration date 06/05 (136)                             10,584               (537)

TOPIX Index (Japan)
   expiration date 06/05 (380)                             40,675             (2,097)

Short Positions
DAX Index (Germany)
   expiration date 06/05 (3)                                  407                 13

Hang Seng Index (Hong Kong)
   expiration date 05/05 (26)                               2,290                 (7)

MIB-30 (Italy)
   expiration date 06/05 (11)                               2,169                 73

SPI 200 Index (Australia)
   expiration date 06/05 (53)                               4,125                167

TOPIX Index (Japan)
   expiration date 06/05 (106)                             11,345                524
                                                                     ---------------

Total Unrealized Appreciation (Depreciation) on
   Open Futures Contracts                                                     (8,242)
                                                                     ===============
                                                     NOTIONAL            MARKET
OPTIONS WRITTEN                                       AMOUNT              VALUE
(NUMBER OF CONTRACTS)                                    $                  $
------------------------------------------------------------------------------------
Belgium
Bel 20 Index Futures
   May 2005 3,156.47 (EUR) Put (247)                       10,033             (2,007)

Switzerland
Swiss Market Index
   June 2005 5,925.17 (CHF) Call (174)                      8,625               (728)
   June 2005 5,869.19 (CHF) Call (39)                       1,915               (163)
                                                                     ---------------

Total Liability for Options Written
   (premiums received $2,507)                                                 (2,898)
                                                                     ===============

  See accompanying notes which are an integral part of the financial statements.

                                               International Securities Fund  43

FRANK RUSSELL INVESTMENT COMPANY
INTERNATIONAL SECURITIES FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2005 (UNAUDITED)

Amounts in thousands

FOREIGN CURRENCY EXCHANGE CONTRACTS
                                                             UNREALIZED
                                                            APPRECIATION
      AMOUNT                 AMOUNT          SETTLEMENT    (DEPRECIATION)
       SOLD                  BOUGHT             DATE             $
-------------------   --------------------   -----------   --------------
USD             155      AUD           200    05/02/05                  1
USD              65      AUD            84    05/03/05                 --
USD             171      AUD           219    05/03/05                 --
USD              11      AUD            14    05/04/05                 --
USD              25      AUD            32    05/04/05                 --
USD              28      AUD            35    05/04/05                 --
USD              40      AUD            51    05/04/05                 --
USD           1,051      AUD         1,350    05/20/05                  1
USD             388      AUD           500    06/15/05                  1
USD             390      AUD           500    06/15/05                 (1)
USD             392      AUD           500    06/15/05                 (3)
USD             395      AUD           500    06/15/05                 (6)
USD             471      AUD           600    06/15/05                 (4)
USD             471      AUD           600    06/15/05                 (4)
USD             761      AUD         1,000    06/15/05                 17
USD             769      AUD         1,000    06/15/05                  9
USD             933      AUD         1,200    06/15/05                 --
USD           1,175      AUD         1,500    06/15/05                 (8)
USD           3,530      AUD         4,500    06/15/05                (28)
USD          18,209      AUD        23,141    06/15/05               (198)
USD             816      CHF           973    05/02/05                 (2)
USD              75      CHF            89    05/03/05                 (1)
USD             350      CHF           417    05/03/05                 (1)
USD           1,403      CHF         1,673    05/03/05                 (3)
USD             408      CHF           486    05/04/05                 (1)
USD             412      CHF           490    05/20/05                 (2)
USD           2,713      CHF         3,105    06/15/05               (107)
USD           4,092      CHF         4,803    06/15/05                (61)
USD          14,973      CHF        17,564    06/15/05               (233)
USD             276      DKK         1,580    05/20/05                 (2)
USD              47      DKK           269    06/15/05                 --
USD             723      DKK         3,992    06/15/05                (32)
USD             143      EUR           110    05/02/05                 (1)
USD             415      EUR           321    05/02/05                 (2)
USD             799      EUR           616    05/02/05                 (6)
USD             682      EUR           529    05/03/05                 (1)
USD              42      EUR            33    05/04/05                 --
USD             312      EUR           242    05/04/05                 (1)
USD           4,419      EUR         3,400    05/20/05                (41)
USD             258      EUR           200    06/15/05                 --
USD           1,284      EUR         1,000    06/15/05                  4
USD           1,289      EUR         1,000    06/15/05                 --
USD           1,291      EUR         1,000    06/15/05                 (2)
USD           1,293      EUR         1,000    06/15/05                 (4)
USD           1,299      EUR         1,000    06/15/05                (10)

FOREIGN CURRENCY EXCHANGE CONTRACTS
                                                             UNREALIZED
                                                            APPRECIATION
      AMOUNT                 AMOUNT          SETTLEMENT    (DEPRECIATION)
       SOLD                  BOUGHT             DATE             $
-------------------   --------------------   -----------   --------------
USD           1,299      EUR         1,000    06/15/05                (10)
USD           1,310      EUR         1,000    06/15/05                (21)
USD           1,334      EUR         1,000    06/15/05                (46)
USD           1,344      EUR         1,000    06/15/05                (55)
USD           2,020      EUR         1,500    06/15/05                (87)
USD           2,570      EUR         2,000    06/15/05                  7
USD           2,582      EUR         2,000    06/15/05                 (5)
USD           2,599      EUR         2,000    06/15/05                (22)
USD           2,617      EUR         2,000    06/15/05                (40)
USD           2,675      EUR         2,000    06/15/05                (98)
USD           2,688      EUR         2,000    06/15/05               (111)
USD           2,965      EUR         2,200    06/15/05               (131)
USD           3,862      EUR         3,000    06/15/05                  4
USD           4,558      EUR         3,500    06/15/05                (48)
USD           5,195      EUR         4,000    06/15/05                (41)
USD          15,117      EUR        11,250    06/15/05               (621)
USD          32,321      EUR        24,000    06/15/05             (1,396)
USD          35,398      EUR        27,253    06/15/05               (281)
USD              75      GBP            39    05/03/05                 --
USD             509      GBP           267    05/04/05                 --
USD              73      GBP            38    05/05/05                 --
USD             155      GBP            81    05/05/05                 --
USD           1,505      GBP           788    05/05/05                 (3)
USD           1,329      GBP           700    05/20/05                  5
USD             934      GBP           500    06/15/05                 17
USD             951      GBP           500    06/15/05                  1
USD             957      GBP           500    06/15/05                 (6)
USD             960      GBP           500    06/15/05                 (9)
USD           1,866      GBP         1,000    06/15/05                 37
USD           1,871      GBP         1,000    06/15/05                 32
USD           1,876      GBP         1,000    06/15/05                 26
USD           3,766      GBP         2,000    06/15/05                 39
USD           3,814      GBP         2,000    06/15/05                 (9)
USD           4,117      GBP         2,150    06/15/05                (26)
USD           7,380      GBP         3,858    06/15/05                (39)
USD          13,018      GBP         6,800    06/15/05                (78)
USD          20,577      GBP        10,750    06/15/05               (122)
USD          58,144      GBP        30,363    06/15/05               (368)
USD              15      HKD           120    05/03/05                 --
USD             421      HKD         3,287    05/03/05                 --
USD             820      HKD         6,393    05/03/05                 --
USD              20      HKD           157    05/04/05                 --
USD             108      HKD           845    05/04/05                 --
USD           1,029      HKD         8,010    06/15/05                 --
USD               4      JPY           466    05/02/05                 --

See accompanying notes which are an integral part of the financial statements.

 44  International Securities Fund

FRANK RUSSELL INVESTMENT COMPANY
INTERNATIONAL SECURITIES FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2005 (UNAUDITED)

Amounts in thousands

FOREIGN CURRENCY EXCHANGE CONTRACTS
                                                             UNREALIZED
                                                            APPRECIATION
      AMOUNT                 AMOUNT          SETTLEMENT    (DEPRECIATION)
       SOLD                  BOUGHT             DATE             $
-------------------   --------------------   -----------   --------------
USD               6      JPY           681    05/02/05                 --
USD              10      JPY         1,102    05/02/05                 --
USD              11      JPY         1,146    05/02/05                 --
USD              41      JPY         4,299    05/02/05                 --
USD              94      JPY         9,934    05/02/05                  1
USD             338      JPY        35,816    05/02/05                  3
USD               6      JPY           683    05/06/05                 --
USD               9      JPY           934    05/06/05                 --
USD              11      JPY         1,143    05/06/05                 --
USD              29      JPY         3,052    05/06/05                 --
USD              47      JPY         4,997    05/06/05                 --
USD             200      JPY        21,142    05/06/05                  2
USD             298      JPY        31,599    05/06/05                  3
USD               4      JPY           467    05/09/05                 --
USD               5      JPY           550    05/09/05                 --
USD               5      JPY           550    05/09/05                 --
USD               6      JPY           686    05/09/05                 --
USD              17      JPY         1,806    05/09/05                 --
USD              46      JPY         4,908    05/09/05                  1
USD             568      JPY        60,198    05/09/05                  6
USD           1,804      JPY       191,190    05/20/05                 23
USD             484      JPY        50,000    06/15/05                 (5)
USD             927      JPY       100,000    06/15/05                 31
USD             929      JPY       100,000    06/15/05                 29
USD             939      JPY       100,000    06/15/05                 19
USD             947      JPY       100,000    06/15/05                 11
USD             964      JPY       100,000    06/15/05                 (6)
USD             968      JPY       100,000    06/15/05                (10)
USD           1,203      JPY       130,000    06/15/05                 42
USD           1,453      JPY       150,000    06/15/05                (17)
USD           1,882      JPY       200,000    06/15/05                 34
USD           2,376      JPY       250,000    06/15/05                 18
USD           2,776      JPY       300,000    06/15/05                 97
USD           2,815      JPY       300,000    06/15/05                 58
USD           3,389      JPY       350,000    06/15/05                (37)
USD           6,789      JPY       722,326    06/15/05                128
USD           7,725      JPY       821,611    06/15/05                143
USD          27,596      JPY     2,850,000    06/15/05               (303)
USD             186      MXN         2,074    05/02/05                  1
USD              18      MXN           196    05/03/05                 --
USD              80      NOK           505    05/02/05                 --
USD             171      NOK         1,079    05/04/05                 --
USD             526      NOK         3,320    05/20/05                 --
USD           1,713      NOK        10,812    06/15/05                  3
USD           1,768      NOK        11,169    06/15/05                  4

FOREIGN CURRENCY EXCHANGE CONTRACTS
                                                             UNREALIZED
                                                            APPRECIATION
      AMOUNT                 AMOUNT          SETTLEMENT    (DEPRECIATION)
       SOLD                  BOUGHT             DATE             $
-------------------   --------------------   -----------   --------------
USD           1,806      NZD         2,495    06/15/05                  8
USD           5,562      NZD         7,683    06/15/05                 25
USD             224      PLN           736    05/02/05                 (3)
USD             584      SEK         4,130    05/20/05                 (5)
USD          12,475      SEK        83,934    06/15/05               (705)
USD              32      SGD            53    05/03/05                 --
AUD             469      USD           364    05/02/05                 (3)
AUD              78      USD            61    05/03/05                 --
AUD             438      USD           341    05/03/05                 (1)
AUD              12      USD             9    05/04/05                 --
AUD              31      USD            24    05/04/05                 --
AUD              83      USD            65    05/04/05                 --
AUD             448      USD           350    05/04/05                  1
AUD           1,350      USD         1,027    05/20/05                (26)
AUD             300      USD           235    06/15/05                  1
AUD           1,921      USD         1,484    06/15/05                (11)
AUD           2,881      USD         2,207    06/15/05                (35)
AUD           3,841      USD         2,951    06/15/05                (38)
AUD           4,771      USD         3,666    06/15/05                (47)
AUD           8,604      USD         6,644    06/15/05                (53)
CAD             456      USD           365    05/02/05                  2
CAD             153      USD           122    05/03/05                  1
CHF             529      USD           443    05/02/05                 --
CHF             837      USD           701    05/02/05                  1
CHF             862      USD           722    05/02/05                  2
CHF             490      USD           405    05/20/05                 (6)
CHF           2,281      USD         1,911    06/15/05                 (3)
CHF          19,309      USD        16,205    06/15/05                 --
DKK             394      USD            68    05/03/05                 --
DKK           1,270      USD           220    05/03/05                 --
DKK           1,580      USD           272    05/20/05                 (1)
DKK              67      USD            12    06/15/05                 --
DKK           1,404      USD           244    06/15/05                  1
EUR             373      USD           483    05/02/05                  4
EUR           1,125      USD         1,454    05/02/05                  7
EUR             141      USD           182    05/03/05                 --
EUR             293      USD           380    05/03/05                  3
EUR             575      USD           744    05/03/05                  4
EUR              74      USD            96    05/04/05                 --
EUR             131      USD           169    05/04/05                 --
EUR             167      USD           215    05/04/05                 --
EUR           3,400      USD         4,359    05/20/05                (18)
EUR             500      USD           649    06/15/05                  5
EUR           2,200      USD         2,906    06/15/05                 71
EUR           4,150      USD         5,587    06/15/05                239

  See accompanying notes which are an integral part of the financial statements.

                                               International Securities Fund  45

FRANK RUSSELL INVESTMENT COMPANY
INTERNATIONAL SECURITIES FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2005 (UNAUDITED)

Amounts in thousands

FOREIGN CURRENCY EXCHANGE CONTRACTS
                                                             UNREALIZED
                                                            APPRECIATION
      AMOUNT                 AMOUNT          SETTLEMENT    (DEPRECIATION)
       SOLD                  BOUGHT             DATE             $
-------------------   --------------------   -----------   --------------
EUR           7,618      USD         9,865    06/15/05                 48
EUR           7,823      USD        10,262    06/15/05                182
EUR          17,646      USD        23,783    06/15/05              1,045
GBP             217      USD           414    05/04/05                 --
GBP             237      USD           453    05/05/05                  1
GBP             700      USD         1,309    05/20/05                (25)
GBP             200      USD           382    06/15/05                  2
GBP             300      USD           566    06/15/05                 (4)
GBP           1,000      USD         1,915    06/15/05                 12
GBP           4,000      USD         7,655    06/15/05                 44
GBP           4,720      USD         8,838    06/15/05               (144)
GBP           9,193      USD        17,299    06/15/05               (194)
GBP          12,852      USD        24,403    07/29/05                 (7)
HKD             198      USD            25    05/03/05                 --
HKD             205      USD            26    05/03/05                 --
HKD              52      USD             7    05/04/05                 --
HKD             416      USD            53    05/04/05                 --
HKD             874      USD           112    05/04/05                 --
HKD              46      USD             6    06/15/05                 --
HKD             320      USD            41    06/15/05                 --
HKD           2,847      USD           365    06/15/05                 (1)
JPY           4,284      USD            40    05/02/05                 (1)
JPY          11,775      USD           111    05/02/05                 (2)
JPY          88,182      USD           832    05/02/05                 (9)
JPY         155,128      USD         1,464    05/02/05                (16)
JPY           5,159      USD            49    05/06/05                 --
JPY          35,237      USD           332    05/06/05                 (4)
JPY          43,874      USD           414    05/06/05                 (5)
JPY           1,737      USD            16    05/09/05                 --
JPY           1,740      USD            16    05/09/05                 --
JPY           4,329      USD            41    05/09/05                 --
JPY          14,119      USD           134    05/09/05                 (1)
JPY         191,190      USD         1,765    05/20/05                (62)
JPY         150,000      USD         1,438    06/15/05                  1
JPY         245,498      USD         2,301    06/15/05                (50)
JPY         788,211      USD         7,379    06/15/05               (169)
JPY         950,000      USD         9,200    06/15/05                102
JPY       1,143,534      USD        10,715    06/15/05               (237)
JPY       1,635,803      USD        15,847    06/15/05                181
NOK             696      USD           110    05/03/05                 --
NOK           3,320      USD           521    05/20/05                 (5)
NOK           7,244      USD         1,164    06/15/05                 15
SEK           5,769      USD           816    05/02/05                  8
SEK           1,261      USD           177    05/03/05                  1
SEK           4,473      USD           630    05/03/05                  4

FOREIGN CURRENCY EXCHANGE CONTRACTS
                                                             UNREALIZED
                                                            APPRECIATION
      AMOUNT                 AMOUNT          SETTLEMENT    (DEPRECIATION)
       SOLD                  BOUGHT             DATE             $
-------------------   --------------------   -----------   --------------
SEK           4,130      USD           578    05/20/05                 (1)
SEK             455      USD            65    06/15/05                  1
SEK           6,781      USD           962    06/15/05                 11
SEK          72,473      USD        10,274    06/15/05                113
SGD              39      USD            24    06/15/05                 --
SGD              50      USD            30    06/15/05                 --
SGD             241      USD           146    06/15/05                 (1)
SGD             796      USD           493    06/15/05                  7
ZAR             635      USD           105    05/03/05                  2
                                                           --------------

Total Unrealized Appreciation (Depreciation) on Open
  Foreign Currency Related Transactions                            (3,696)
                                                           ==============

See accompanying notes which are an integral part of the financial statements.

 46  International Securities Fund

FRANK RUSSELL INVESTMENT COMPANY
INTERNATIONAL SECURITIES FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2005 (UNAUDITED)

Amounts in thousands

                                                       % OF              MARKET
                                                        NET               VALUE
INDUSTRY DIVERSIFICATION                              ASSETS                $
------------------------------------------------------------------------------------
Auto and Transportation                                       5.6            117,873
Consumer Discretionary                                        9.4            197,850
Consumer Staples                                              7.0            147,171
Financial Services                                           22.3            470,136
Health Care                                                   7.1            149,149
Integrated Oils                                               7.0            147,027
Materials and Processing                                      9.0            189,805
Miscellaneous                                                 0.7             15,851
Other Energy                                                  1.3             27,410
Producer Durables                                             6.0            127,213
Technology                                                    3.2             67,120
Utilities                                                    10.0            210,902
Options                                                       0.1              2,592
Warrants and Rights                                           0.1              2,404
Short-Term Investments                                        9.8            205,831
Other Securities                                             26.0            547,103
                                                  ---------------    ---------------
Total Investments                                           124.6          2,625,437
Other Assets and Liabilities, Net                           (24.6)          (518,419)
                                                  ---------------    ---------------

Net Assets                                                  100.0          2,107,018
                                                  ===============    ===============

                                                       % OF              MARKET
                                                        NET               VALUE
GEOGRAPHIC DIVERSIFICATION                            ASSETS                $
------------------------------------------------------------------------------------
Africa                                                        0.1              2,711
Asia                                                          8.9            188,805
Europe                                                       40.3            849,801
Japan                                                        17.9            376,130
Latin America                                                 1.1             23,061
Middle East                                                   0.1              1,185
Other                                                         1.9             39,569
United Kingdom                                               18.4            388,649
Options                                                       0.1              2,592
Short-Term Investments                                        9.8            205,831
Other Securities                                             26.0            547,103
                                                  ---------------    ---------------
Total Investments                                           124.6          2,625,437
Other Assets and Liabilities, Net                           (24.6)          (518,419)
                                                  ---------------    ---------------

Net Assets                                                  100.0          2,107,018
                                                  ===============    ===============

INDEX SWAPS
---------------------------------------------------------------------------------------------------------------------------
                                                                                                              UNREALIZED
                                                    NOTIONAL                                                 APPRECIATION
        FUND RECEIVES                COUNTER         AMOUNT            FUND PAYS           TERMINATION      (DEPRECIATION)
     UNDERLYING SECURITY              PARTY             $            FLOATING RATE             DATE               $
------------------------------   ----------------   ---------   -----------------------   --------------   ----------------
MSCI Belgium
   Local Net Total Return                                       1 Month Euro LIBOR
   Index                         Merrill Lynch          8,084   BBA minus 0.40%              01/18/06                  (126)
                                                                                                           ----------------

Total Unrealized Appreciation (Depreciation) on Open Index Swaps                                                       (126)
                                                                                                           ================

  See accompanying notes which are an integral part of the financial statements.

                                               International Securities Fund  47

FRANK RUSSELL INVESTMENT COMPANY
INTERNATIONAL SECURITIES FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2005 (UNAUDITED)

                                                   % OF
                                                    NET
PORTFOLIO SUMMARY                                 ASSETS
-------------------------------------------------------------
Australia                                                 3.8
Austria                                                   0.7
Belgium                                                   1.4
Brazil                                                    0.3
Canada                                                    1.6
Cayman Island                                             0.1
China                                                     0.1
Denmark                                                   0.4
Finland                                                   1.0
France                                                    9.0
Germany                                                   4.9
Greece                                                    0.6
Hong Kong                                                 2.0
Hungary                                                   0.4
Indonesia                                                 0.1
Ireland                                                   0.8
Israel                                                    0.1
Italy                                                     3.0
Japan                                                    17.9
Luxembourg                                                0.3
Mexico                                                    0.7
Netherlands                                               4.3
New Zealand                                               0.3
Norway                                                    0.7
Poland                                                    0.1
Portugal                                                  0.1
Russia                                                    0.1
Singapore                                                 1.1
South Africa                                              0.1
South Korea                                               0.7
Spain                                                     3.9
Sweden                                                    2.5
Switzerland                                               5.6
Taiwan                                                    0.8
Thailand                                                  0.1
Turkey                                                    0.1
United Kingdom                                           18.4
United States                                             0.2
Options Purchased                                         0.1
Preferred Stocks                                          0.3
Warrants & Rights                                         0.1
Short-Term Investments                                    9.8
Other Securities                                         26.0
                                              ---------------
Total Investments                                       124.6
Other Assets and Liabilities, Net                       (24.6)
                                              ---------------

Net Assets                                              100.0
                                              ===============
Futures Contracts                                         --*
Options Written                                           --*
Foreign Currency Exchange Contracts                       --*

*  Less than .05%

See accompanying notes which are an integral part of the financial statements.

 48  International Securities Fund

FRANK RUSSELL INVESTMENT COMPANY
EMERGING MARKETS FUND

SHAREHOLDER EXPENSE EXAMPLE -- APRIL 30, 2005 (UNAUDITED)

--------------------------------------------------------------------------------

FUND EXPENSES

THE FOLLOWING DISCLOSURE PROVIDES IMPORTANT INFORMATION REGARDING EACH FUND'S EXPENSE EXAMPLE, WHICH APPEARS ON EACH FUND'S INDIVIDUAL PAGE IN THIS SEMIANNUAL REPORT. PLEASE REFER TO THIS INFORMATION WHEN REVIEWING THE EXPENSE EXAMPLE FOR A FUND.

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including advisory and administrative fees; distribution and/or service (12b-1) fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from November 1, 2004 to April 30, 2005.

ACTUAL EXPENSES

The information in the table under the heading "Actual Performance" provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table under the heading "Hypothetical Performance (5% return before expenses)" provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading "Hypothetical Performance (5% return before expenses)" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                  HYPOTHETICAL
                                                  PERFORMANCE
                                  ACTUAL           (5% RETURN
CLASS C                        PERFORMANCE      BEFORE EXPENSES)
-------                       --------------    ----------------
Beginning Account Value
November 1, 2004              $     1,000.00      $     1,000.00
Ending Account Value April
30, 2005                      $     1,140.10      $     1,011.41
Expenses Paid During
Period*                       $        14.54      $        13.66

* Expenses are equal to the Fund's annualized expense ratio of 2.74%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

                                                  HYPOTHETICAL
                                                  PERFORMANCE
                                  ACTUAL           (5% RETURN
CLASS E                        PERFORMANCE      BEFORE EXPENSES)
-------                       --------------    ----------------
Beginning Account Value
November 1, 2004              $     1,000.00      $     1,000.00
Ending Account Value April
30, 2005                      $     1,144.30      $     1,015.23
Expenses Paid During
Period*                       $        10.47      $         9.84

* Expenses are equal to the Fund's annualized expense ratio of 1.97%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

                                                  HYPOTHETICAL
                                                  PERFORMANCE
                                  ACTUAL           (5% RETURN
CLASS S                        PERFORMANCE      BEFORE EXPENSES)
-------                       --------------    ----------------
Beginning Account Value
November 1, 2004              $     1,000.00      $     1,000.00
Ending Account Value April
30, 2005                      $     1,145.70      $     1,016.52
Expenses Paid During
Period*                       $         9.10      $         8.55

* Expenses are equal to the Fund's annualized expense ratio of 1.71%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

                                                       Emerging Markets Fund  49

FRANK RUSSELL INVESTMENT COMPANY
EMERGING MARKETS FUND

SCHEDULE OF INVESTMENTS -- APRIL 30, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
COMMON STOCKS - 86.8%
Argentina - 0.1%
Acindar Industria Argentina de
   Aceros SA                                          155,000             314
Central Costanera SA Class T (AE)                     233,100             280
IRSA Inversiones y Representaciones SA (AE)                 6              --
IRSA Inversiones y Representaciones SA GDR
   (AE)(N)                                             15,500             175
                                                                 ------------
                                                                          769
                                                                 ------------

Austria - 0.1%
Raiffeisen International Bank Holding AG (AE)           9,500             489
                                                                 ------------

Brazil - 7.5%
Banco do Brasil SA                                     67,500             781
Brasil Telecom Participacoes SA ADR (N)                42,400           1,386
Braskem SA ADR                                         78,500           3,078
Centrais Eletricas Brasileiras SA                      28,300              --
Cia Brasileira de Distribuicao Grupo Pao de
   Acucar ADR                                         100,800           2,026
Cia de Bebidas das Americas ADR                        46,600           1,263
Cia de Concessoes Rodoviarias                          38,200             801
Cia de Saneamento Basico do Estado de Sao Paulo    27,260,000           1,418
Cia Energetica de Minas Gerais ADR                    106,000           2,934
Cia Siderurgica Nacional SA                            80,406           1,754
Cia Vale do Rio Doce                                   61,300           1,661
Cia Vale do Rio Doce - SP ADR (N)                     168,600           3,912
Cia Vale do Rio Doce ADR                               54,500           1,469
Gerdau SA ADR (N)                                     175,800           1,714
Gol Linhas Aereas Inteligentes SA - ADR ADR (N)        14,600             414
Natura Cosmeticos SA                                  165,763           4,982
Petroleo Brasileiro SA                                 70,039           2,978
Petroleo Brasileiro SA ADR (N)                        153,700           6,445
Petroleo Brasileiro SA ADR (N)                         98,944           3,636
Souza Cruz SA                                          13,200             153
Tele Centro Oeste Celular Participacoes SA ADR
   (N)                                                 20,100             211
Tele Norte Leste Participacoes SA                      49,692             990
Tele Norte Leste Participacoes SA ADR (N)             163,200           2,415
Telesp Celular Participacoes SA ADR (N)                83,099             439

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Uniao de Bancos Brasileiros SA                        390,708           2,593
Unibanco - Uniao de Bancos Brasileiros SA GDR          73,500           2,439
                                                                 ------------
                                                                       51,892
                                                                 ------------

Canada - 0.1%
PetroKazakhstan, Inc. Class A                          24,265             704
                                                                 ------------

Chile - 0.2%
Coca-Cola Embonor SA ADR (AE)                         107,000             679
Embotelladora Andina SA ADR Class B (N)                54,400             730
                                                                 ------------
                                                                        1,409
                                                                 ------------

China - 2.2%
China Petroleum & Chemical Corp. Class A            7,919,254           3,128
China Telecom Corp., Ltd.                           1,492,000             508
Datang International Power Generation Co., Ltd.
   Class H                                            114,000              88
Huadian Power International Co. Class H             2,886,000             894
Jiangsu Express Class H                             1,579,400             728
Jiangxi Copper Co., Ltd.                              280,000             136
PetroChina Co., Ltd.                                6,266,176           3,721
Ping An Insurance Group Co. of China, Ltd. (AE)     1,044,500           1,600
Semiconductor Manufacturing International Corp.
   (AE)                                             4,468,400             863
Shanghai Forte Land Co. Class H                     1,282,000             338
Sinopec Shanghai Petrochemical Co., Ltd. Class H    2,689,000             994
Sinopec Yizheng Chemical Fibre Co., Ltd. Class H      628,000             110
Sinotrans, Ltd. Class H                               805,000             238
Travelsky Technology, Ltd. Class H                    200,000             165
Yanzhou Coal Mining Co., Ltd. Class H                 615,000             846
Zijin Mining Group Co., Ltd.                          680,000             145
ZTE Corp. Class H                                     260,800             750
                                                                 ------------
                                                                       15,252
                                                                 ------------

Colombia - 0.1%
BanColombia SA ADR                                     30,400             449
Cementos Argos SA                                      26,400             242
Inversiones Nacionales de Chocolates SA                54,121             207
                                                                 ------------
                                                                          898
                                                                 ------------

 50  Emerging Markets Fund

FRANK RUSSELL INVESTMENT COMPANY
EMERGING MARKETS FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Croatia - 0.2%
Pliva DD GDR                                          100,700           1,098
                                                                 ------------
Czech Republic - 0.1%
Komercni Banka AS                                       5,053             639
                                                                 ------------

Ecuador - 0.4%
Holcim Ecuador SA GDR                                  72,000           2,196
Holcim Ecuador SA GDR (p)                              10,500             320
                                                                 ------------
                                                                        2,516
                                                                 ------------

Egypt - 2.3%
Commercial International Bank                         184,393           1,486
Commercial International Bank GDR                      15,600             122
Egyptian Co. for Mobile Services Class V              134,602           4,409
Orascom Construction Industries (AE)                  251,028           5,713
Orascom Telecom Holding SAE (AE)                       19,170           1,569
Orascom Telecom Holding SAE GDR (AE)                   28,410           1,166
Vodafone Egypt Telecommunications SAE                 107,395           1,434
                                                                 ------------
                                                                       15,899
                                                                 ------------

Hong Kong - 1.5%
China Insurance International Holdings Co., Ltd.    1,274,000             480
China Netcom Group Corp. Hong Kong, Ltd. (AE)         917,500           1,239
China Overseas Land & Investment, Ltd.              9,470,000           1,955
China Resources Enterprise                            206,000             292
China Resources Power Holdings Co.                  2,444,000           1,353
China Unicom, Ltd. (AE)                               650,000             526
Citic Pacific, Ltd.                                   280,000             846
CNOOC, Ltd.                                         3,897,000           2,099
Kingboard Chemical Holdings, Ltd. (AE)                126,000             375
Luen Thai Holdings, Ltd. (AE)                         924,000             348
Panva Gas Holdings, Ltd. (AE)                         470,000             193
Shanghai Industrial Holdings, Ltd.                     59,000             121
Silver Grant International (AE)                       842,000             412
Tom Group, Ltd. (AE)                                2,150,000             401
                                                                 ------------
                                                                       10,640
                                                                 ------------

Hungary - 2.2%
Matav Rt                                              538,562           2,369
Matav Rt. ADR (N)                                       1,800              40
Mol Magyar Olaj- es Gazipari Rt.                       43,871           3,604

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Mol Magyar Olaj- es Gazipari Rt. GDR                   44,900           3,686
OTP Bank Rt.                                          180,831           5,561
                                                                 ------------
                                                                       15,260
                                                                 ------------

India - 5.1%
Andhra Bank (AE)                                      429,000             919
Arvind Mills, Ltd. (AE)                               374,200           1,008
Ballarpur Industries, Ltd.                            115,100             275
Bank of Baroda                                        220,000             868
Bank of India (AE)                                    444,000             837
Bharti Televentures (AE)                              193,000             918
Chennai Petroleum Corp., Ltd. (AE)                     75,530             381
GAIL India, Ltd. GDR                                   54,700           1,552
Genesis Indian Investment Co. (AE)                    665,719          14,698
HDFC Bank, Ltd. ADR (N)                                23,200           1,007
I-Flex Solutions, Ltd.                                 48,600             674
ITC, Ltd.                                              25,350             836
Kotak Mahindra Bank, Ltd.                             121,000             842
Larsen & Toubro, Ltd.                                  25,397             562
LIC Housing Finance (AE)                              107,498             616
National Thermal Power Corp., Ltd.                    543,300           1,027
Oriental Bank of Commerce (AE)                         23,000             145
Petronet LNG, Ltd. (AE)                               804,000             725
Power Trading Corp. of India, Ltd.                    276,519             268
State Bank of India, Ltd. GDR                          72,210           2,623
Tata TEA, Ltd.                                         56,600             667
Union Bank Of India (AE)                              118,000             263
UTI Bank, Ltd. (AE)                                   182,800             968
UTI Bank, Ltd. GDR (AE)                                65,600             328
Videsh Sanchar Nigam, Ltd. ADR (AE)(N)                110,100           1,029
ZEE Telefilms, Ltd.                                   380,800           1,148
                                                                 ------------
                                                                       35,184
                                                                 ------------

Indonesia - 4.1%
Aneka Tambang Tbk PT (AE)                           3,549,646             790
Astra Agro Lestari Tbk PT                             244,789              92
Astra International Tbk PT                          3,553,777           3,932
Bank Central Asia Tbk PT                            5,909,181           1,901
Bank Danamon Indonesia Tbk PT                       1,754,700             854
Bank Mandiri Persero Tbk PT                        34,314,003           5,752
Bank Rakyat Indonesia                              17,299,472           4,861
Bumi Resources Tbk PT                              11,399,809             908
Gudang Garam Tbk PT                                    91,000             144
HM Sampoerna Tbk PT                                    23,310              25
Indofood Sukses Makmur Tbk PT                       7,540,300             806
Indonesian Satellite Corp. Tbk PT                   2,414,500           1,091
Indosat Tbk PT ADR (N)                                  1,562              35

                                                       Emerging Markets Fund  51

FRANK RUSSELL INVESTMENT COMPANY
EMERGING MARKETS FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Industriesocement Tunggal Prakarsa Tbk PT (AE)        350,000              97
Ramayana Lestari Sentosa Tbk PT                     6,547,500             528
Telekomunikasi Indonesia Tbk PT                    15,253,490           6,826
Telekomunikasi Indonesia Tbk PT ADR                     1,079              19
                                                                 ------------
                                                                       28,661
                                                                 ------------

Israel - 2.2%
Bank Hapoalim, Ltd.                                 1,345,500           4,626
Bank Leumi Le-Israel BM                             1,702,502           4,814
Check Point Software Technologies (AE)                 80,800           1,693
Israel Chemicals, Ltd.                                 98,129             289
Makhteshim-Agan Industries, Ltd.                      193,200           1,205
Teva Pharmaceutical Industries, Ltd. ADR               83,000           2,593
                                                                 ------------
                                                                       15,220
                                                                 ------------

Luxembourg - 0.3%
Quilmes Industrial SA                                 392,600             416
Quilmes Industrial SA ADR (N)                           8,627             206
Tenaris SA ADR                                         31,413           1,795
                                                                 ------------
                                                                        2,417
                                                                 ------------
Malaysia - 1.7%
Astro All Asia Networks PLC (AE)                      890,700           1,221
British American Tobacco Malaysia BHD                  66,000             748
CIMB BHD                                              599,100             783
Hong Leong Bank BHD                                   371,800             500
IJM Corp. BHD                                         357,200             449
IOI Corp. BHD                                         423,900           1,022
Magnum Corp. BHD                                    2,164,800           1,181
Malakoff BHD                                        1,118,000           2,165
Malayan Banking BHD                                   381,600           1,169
Malaysian Industrial Development Finance              902,500             297
MK Land Holdings BHD                                1,015,200             361
OYL Industries BHD                                    122,200           1,142
Symphony House BHD                                    163,400              23
TAN Chong Motor Holdings BHD                          908,000             407
Tenaga Nasional BHD                                   195,000             544
                                                                 ------------
                                                                       12,012
                                                                 ------------

Mexico - 6.4%
Alfa SA de CV Class A (AE)                            427,900           2,165
America Movil SA de CV ADR                            127,300           6,320
Cemex SA de CV                                      1,335,104           9,637
Cemex SA de CV ADR                                     29,749           1,071
Corp GEO SA de CV (AE)                                 37,200              78

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Fomento Economico Mexicano SA de CV ADR                74,400           3,798
Grupo Aeroportuario del Sureste SA de CV ADR           16,600             491
Grupo Financiero Banorte SA de CV                     809,581           5,228
Grupo Mexico SA de CV (AE)                            527,562           2,473
Grupo Modelo SA                                       475,900           1,356
Grupo Televisa SA ADR                                  22,173           1,246
Organizacion Soriana SA de CV Class B (AE)            191,900             708
Telefonos de Mexico SA de CV ADR                      114,200           3,871
Urbi Desarrollos Urbanos SA de CV (AE)                165,000             806
Wal-Mart de Mexico SA de CV                         1,353,828           5,019
                                                                 ------------
                                                                       44,267
                                                                 ------------

Pakistan - 1.3%
Engro Chemical Pakistan, Ltd.                       1,071,300           2,143
Fauji Fertilizer Co., Ltd.                            949,617           2,314
HUB Power Co.                                       1,220,092             584
ICI Pakistan, Ltd.                                    752,200           1,134
Pakistan Telecommunication Co., Ltd.                3,025,923           3,147
SUI Northern Gas Pipeline                              73,274              68
                                                                 ------------
                                                                        9,390
                                                                 ------------

Philippines - 0.4%
Ayala Land, Inc.                                    2,732,300             395
Globe Telecom, Inc.                                    18,000             269
Philippine Long Distance Telephone                     86,000           2,205
                                                                 ------------
                                                                        2,869
                                                                 ------------

Russia - 2.3%
LUKOIL ADR                                             79,340          10,751
MMC Norilsk Nickel ADR (N)                                891              49
Mobile Telesystems ADR (N)                             64,400           2,164
OAO Gazprom ADR (N)                                    13,600             459
Rostelecom ADR (N)                                      8,200             106
Sberbank RF (AE)                                          990             648
Tatneft ADR (N)                                         4,300             143
Vimpel-Communications ADR (AE)(N)                      43,500           1,423
                                                                 ------------
                                                                       15,743
                                                                 ------------

South Africa - 11.5%
ABSA Group, Ltd.                                      324,852           4,150
Aeci, Ltd.                                            236,900           1,611
African Bank Investments, Ltd.                        343,200             917

 52  Emerging Markets Fund

FRANK RUSSELL INVESTMENT COMPANY
EMERGING MARKETS FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Alexander Forbes, Ltd.                                300,000             548
AngloGold Ashanti, Ltd.                                15,500             495
AngloGold Ashanti, Ltd. ADR (N)                        38,334           1,218
Aveng, Ltd.                                           192,823             340
AVI, Ltd.                                             263,900             563
Barloworld, Ltd.                                      236,505           3,576
Bidvest Group, Ltd.                                    62,437             702
Consol, Ltd. (AE)                                     285,700             483
Edgars Consolidated Stores, Ltd.                       92,585           3,826
FirstRand, Ltd.                                     1,611,184           3,423
Foschini, Ltd.                                        119,945             704
Imperial Holdings, Ltd.                               198,680           3,050
Investec, Ltd.                                         28,900             833
JD Group, Ltd.                                        211,641           2,173
Liberty Group, Ltd.                                    22,671             231
Massmart Holdings, Ltd.                                87,200             630
Mittal Steel South Africa, Ltd.                       131,448           1,096
MTN Group, Ltd.                                     1,230,500           8,724
Murray & Roberts Holdings, Ltd.                       455,000           1,033
Nampak, Ltd.                                          142,996             365
Naspers, Ltd.                                         361,608           4,371
Network Healthcare Holdings, Ltd.                   1,165,000           1,062
Pick'n Pay Stores, Ltd.                               148,900             553
Reunert, Ltd.                                          35,300             206
Sanlam, Ltd.                                        2,759,937           5,217
Sappi, Ltd.                                           284,571           2,827
Sasol, Ltd.                                           258,600           6,054
Standard Bank Group, Ltd.                           1,269,461          12,724
Sun International, Ltd.                                75,200             721
Telkom SA, Ltd.                                       125,179           2,178
Truworths International, Ltd.                         689,100           1,819
VenFin, Ltd.                                          291,200           1,230
                                                                 ------------
                                                                       79,653
                                                                 ------------

South Korea - 17.4%
Amorepacific Corp. (N)                                  6,670           1,653
Cheil Communications, Inc.                              3,320             547
CJ Internet Corp.                                      17,330             157
Daelim Industrial Co.                                  45,020           2,236
Daewoo Engineering & Construction Co., Ltd.            30,620             227
Daewoo Shipbuilding & Marine Engineering Co.,
   Ltd.                                                30,190             549
GS Engineering & Construction Corp.                     6,690             201
Hanaro Telecom, Inc. (AE)                             149,374             380
Hanjin Shipping Co., Ltd.                              64,500           1,780
Hankook Tire Co., Ltd.                                190,597           1,940
Hanwha Chem Corp.                                     153,190           1,823
Hite Brewery Co., Ltd.                                 15,710           1,451
Honam Petrochemical Corp.                               6,000             269
Hyundai Department Store Co., Ltd.                      9,470             418

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Hyundai Development Co.                                40,000             796
Hyundai Heavy Industries                                8,920             457
Hyundai Mipo Dockyard                                  31,050           2,003
Hyundai Mobis                                          73,300           4,801
Hyundai Motor Co.                                      69,660           3,800
Hyundai Motor Co. GDR (p)                              13,900             369
Industrial Bank of Korea                              248,000           2,164
Industrial Bank of Korea GDR                           21,540             187
INI Steel Co.                                         120,920           1,917
KCC Corp.                                               7,310           1,231
Kookmin Bank                                          287,736          12,205
Kookmin Bank ADR (N)                                    4,200             180
Korea Electric Power Corp.                            216,330           6,284
Korea Electric Power Corp. ADR (N)                     83,180           1,231
KT Corp.                                               54,000           2,061
KT Corp. ADR                                           13,400             271
KT Freetel Co., Ltd.                                   46,700           1,074
KT&G Corp.                                             81,100           2,926
KT&G Corp. GDR (p)                                     53,100             945
LG Chem, Ltd.                                          20,020             763
LG Electronics, Inc.                                   20,020           1,345
LG Petrochemical Co., Ltd.                              7,520             183
Lotte Chilsung Beverage Co., Ltd.                         950             936
NCSoft Corp. (AE)                                       8,974             695
Nong Shim Co., Ltd.                                     4,943           1,517
Poongsan Corp.                                         51,080             631
POSCO                                                  73,439          13,307
POSCO ADR                                              14,200             647
S1 Corp.                                               45,781           1,778
Samsung Electronics Co., Ltd.                          34,931          16,025
Samsung Electronics Co., Ltd. GDR                       2,300             522
Samsung Electronics Co., Ltd. GDR (p)                  10,059           1,481
Samsung Fire & Marine Insurance Co., Ltd.              29,150           1,994
Samsung Securities Co., Ltd. (AE)(N)                   55,580           1,334
Shinhan Financial Group Co., Ltd.                     270,960           7,029
Shinsegae Co., Ltd.                                     4,040           1,294
SK Corp.                                               33,710           1,888
SK Telecom Co., Ltd.                                   11,720           1,926
SK Telecom Co., Ltd. ADR                               14,700             286
S-Oil Corp. Class N                                    76,260           5,307
Tae Young Corp.                                        11,339             429
Woori Finance Holdings Co., Ltd.                      130,740           1,200
                                                                 ------------
                                                                      121,050
                                                                 ------------

                                                       Emerging Markets Fund  53

FRANK RUSSELL INVESTMENT COMPANY
EMERGING MARKETS FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Taiwan - 8.0%
Acer, Inc.                                            255,000             419
Advantech Co., Ltd.                                   605,126           1,415
Asustek Computer, Inc.                                761,000           2,049
AU Optronics Corp. ADR (N)                              7,500             122
Basso Industry Corp.                                  250,800             622
Cathay Financial Holding Co., Ltd.                  2,339,000           4,253
China Steel Corp.                                   1,629,150           1,684
China Steel Corp. GDR                                  59,610           1,222
Chinatrust Financial Holding Co.                    1,296,455           1,490
Chunghwa Telecom Co., Ltd.                            904,000           1,783
Chunghwa Telecom Co., Ltd. ADR                         68,600           1,391
CMC Magnetics Corp.                                 5,893,000           2,368
Compal Electronics, Inc.                            4,112,453           3,839
Compal Electronics, Inc. GDR (N)                       31,219             146
E.Sun Financial Holding Co., Ltd. (AE)              1,433,000           1,173
Far Eastern Department Stores Co., Ltd.               655,000             313
Far Eastern Textile Co., Ltd.                       1,052,442             719
Far EasTone Telecommunications Co., Ltd.              935,000           1,147
Far EasTone Telecommunications Co., Ltd. GDR (p)       11,000             202
Faraday Technology Corp.                              272,647             479
Formosa Petrochemical Corp. (AE)                      271,000             566
Foxconn Technology Co., Ltd. (AE)                     229,000             656
Gigabyte Technology Co., Ltd.                       1,036,875           1,032
HON HAI Precision Industry                          1,800,963           8,615
MediaTek, Inc.                                         76,000             581
Phoenixtec Power Co., Ltd.                            565,629             623
Polaris Securities Co., Ltd.                          637,000             282
Quanta Computer, Inc.                               1,411,801           2,369
Ritek Corp.                                         2,653,161             792
Taishin Financial Holdings Co., Ltd.                1,316,921           1,186
Taiwan Cellular Corp.                               2,123,520           2,129
Taiwan Semiconductor Manufacturing Co., Ltd.        4,811,969           8,042
Taiwan Semiconductor Manufacturing Co., Ltd. ADR        6,776              58
United Microelectronics Corp. ADR (AE)(N)              64,700             210
Vanguard International Semiconductor Corp. (AE)     1,105,000             854
Via Technologies, Inc. (AE)                           570,693             294
Yuanta Core Pacific Securities Co.                    459,622             329
Zyxel Communications Corp.                            180,000             418
                                                                 ------------
                                                                       55,872
                                                                 ------------

Thailand - 2.6%
Advanced Info Service PCL                             363,500             871
Airports of Thailand PCL                            1,072,600           1,149

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Bangkok Bank PCL                                      341,900             858
Bank of Ayudhya PCL (AE)                            6,588,900           1,994
Banpu PCL                                             382,900           1,563
CP Seven Eleven PCL                                   410,400             310
Glow Energy PCL                                       642,500             370
Kasikornbank PCL                                      634,600             861
Kiatnakin Finance PCL                                 681,400             479
Land and Houses PCL                                 2,842,700             508
National Petrochemical PCL                            517,000           1,573
PTT Exploration & Production PCL                      320,800           2,830
PTT PCL                                               424,000           2,150
Ratchaburi Electricity Generating Holding PCL         522,100             513
Shin Corp. PCL                                        435,500             414
Siam City Bank PCL                                  1,492,600             938
Siam City Cement PCL                                   17,500             123
Siam Commercial Bank PCL                              235,000             280
True Corp. PCL (AE)                                 3,553,500             631
                                                                 ------------
                                                                       18,415
                                                                 ------------

Turkey - 3.8%
Akbank TAS                                            618,823           2,976
Akcansa Cimento AS                                     65,996             189
Anadolu Efes Biracilik Ve Malt Sanayii AS             125,130           2,431
Arcelik                                                87,000             395
Cimsa Cimento Sanayi VE Tica                          105,260             328
Denizbank AS                                          328,906             918
Dogan Yayin Holding (AE)                              294,307             707
Dogus Otomotiv Servis ve Ticaret AS (AE)               20,000              48
Eregli Demir ve Celik Fabrikalari TAS (AE)            476,060           2,022
Finansbank (AE)                                       454,500           1,235
Ford Otomotiv Sanayi AS                               267,000           1,785
Hurriyet Gazetecilik AS (AE)                          504,000             900
Is Gayrimenkul Yatirim Ortakligi AS (AE)            1,921,600           2,266
Migros Turk TAS (AE)                                  219,555           1,508
Trakya Cam Sanayi AS (AE)                             241,747             702
Tupras Turkiye Petrol Rafine (AE)                     251,573           3,164
Turkcell Iletisim Hizmet AS (AE)                       82,600             507
Turkcell Iletisim Hizmet AS ADR (N)                     7,077             110

 54  Emerging Markets Fund

FRANK RUSSELL INVESTMENT COMPANY
EMERGING MARKETS FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Turkiye Garanti Bankasi AS (AE)                       239,500             853
Turkiye Is Bankasi                                    631,900           3,209
                                                                 ------------
                                                                       26,253
                                                                 ------------

United Kingdom - 2.5%
Anglo American PLC                                    182,345           4,015
Antofagasta PLC                                        35,936             768
Genesis Smaller Companies                             236,384           8,803
Old Mutual PLC                                      1,097,246           2,658
Old Mutual PLC                                          2,300               6
SABMiller PLC                                          54,300             803
                                                                 ------------
                                                                       17,053
                                                                 ------------

Venezuela - 0.0%
Siderurgica Venezolana Sivensa SACA (AE)            1,306,495              30
                                                                 ------------

Zimbabwe - 0.2%
Delta Corp., Ltd. (B)                               1,113,646           1,038
OK Zimbabwe (B)                                     6,402,949             146
                                                                 ------------
                                                                        1,184
                                                                 ------------
TOTAL COMMON STOCKS
(cost $469,056)                                                       602,738
                                                                 ------------
PREFERRED STOCKS - 6.3%
Brazil - 5.7%
All America Latina Logistica SA                       339,945           1,983
Aracruz Celulose SA                                    96,908             299
Banco Bradesco SA                                     119,183           3,666
Banco Itau Holding Financeira SA                       24,421           4,269
Braskem SA                                         50,450,000           1,991
Caemi Mineracao e Metalurgica SA                    1,614,600           1,232
Cia de Tecidos do Norte de Minas - Coteminas        5,276,440             447
Cia Energetica de Minas Gerais                     24,039,000             674
Cia Siderurgica de Tubarao                         44,300,000           2,199
Cia Vale do Rio Doce                                  195,500           4,531
Empresa Brasileira de Aeronautica SA                   39,168             279
Gerdau SA                                             154,550           1,519
Klabin SA                                             389,000             589
Petroleo Brasileiro SA                                238,943           8,779
Suzano Bahia Sul Papel e Celulose SA                  230,000             973
Tele Centro Oeste Celular Participacoes SA        132,396,304             465
Usinas Siderurgicas de Minas Gerais SA                213,100           4,214
Votorantim Celulose e Papel SA                        153,327           1,683
                                                                 ------------
                                                                       39,792
                                                                 ------------

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------

Colombia - 0.0%
BanColombia SA                                          7,200              27
                                                                 ------------

South Korea - 0.6%
Hyundai Motor Co.                                      41,560           1,448
Samsung Electronics Co., Ltd.                           8,050           2,431
                                                                 ------------
                                                                        3,879
                                                                 ------------

TOTAL PREFERRED STOCKS
(cost $30,861)                                                         43,698
                                                                 ------------

                                                   NOTIONAL
                                                    AMOUNT
                                                      $
                                                 ------------
OPTIONS PURCHASED - 0.4%
Brazil - 0.0%
Bovespa Index Futures Jun 2005 26,380.00 (BRL)
   Call (200)                                           6,260              71

South Korea - 0.4%
Kospi 200 Index Jun 2005 110.54 (KRW) Call (181)       10,033           2,678
                                                                 ------------

TOTAL OPTIONS PURCHASED
(cost $2,730)                                                           2,749
                                                                 ------------


                                                       Emerging Markets Fund  55

FRANK RUSSELL INVESTMENT COMPANY
EMERGING MARKETS FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
WARRANTS & RIGHTS - 0.0%
Brazil - 0.0%
Tele Norte Leste Participacoes SA Rights (AE)             514               1
                                                                 ------------

Malaysia - 0.0%
Symphony House BHD
   2009 Warrants (AE)                                 137,280               5
                                                                 ------------

Pakistan - 0.0%
Muslim Community Bank Rights (AE)                      53,076              44
                                                                 ------------
TOTAL WARRANTS & RIGHTS
(cost $421)                                                                50
                                                                 ------------

SHORT-TERM INVESTMENTS - 6.1%
United States - 6.1%
Frank Russell Investment Company
   Money Market Fund                               37,780,000          37,780
United States Treasury Bills (c)(z)(sec.)
   2.781% due 06/09/05                                  3,300           3,290
   2.673% due 06/09/05                                    500             499
   2.640% due 06/09/05                                  1,000             997
                                                                 ------------

TOTAL SHORT-TERM INVESTMENTS
(cost $42,566)                                                         42,566
                                                                 ------------

OTHER SECURITIES - 1.8%
Frank Russell Investment Company
   Money Market Fund (X)                            3,055,877           3,056
State Street Securities Lending Quality Trust
   (X)                                              9,628,088           9,628
                                                                 ------------

TOTAL OTHER SECURITIES
(cost $12,684)                                                         12,684
                                                                 ------------

TOTAL INVESTMENTS - 101.4%
(identified cost $558,318)                                            704,485

OTHER ASSETS AND LIABILITIES,
NET - (1.4%)                                                           (9,728)
                                                                 ------------

NET ASSETS - 100.0%                                                   694,757
                                                                 ============

                                                                       UNREALIZED
                                                     NOTIONAL         APPRECIATION
FUTURES CONTRACTS                                     AMOUNT         (DEPRECIATION)
(NUMBER OF CONTRACTS)                                    $                  $
------------------------------------------------------------------------------------
Long Positions
Hang Seng Index (Hong Kong)
   expiration date 05/05 (64)                               5,636                (19)

JSE-40 Index (South Africa)
   expiration date 06/05 (380)                              7,098               (647)

MSCI Taiwan Index
   expiration date 05/05 (446)                             10,726                 25
                                                                     ---------------

Total Unrealized Appreciation
   (Depreciation) on Open Futures
   Contracts                                                                    (641)
                                                                     ===============

OPTIONS WRITTEN
                                                     NOTIONAL            MARKET
                                                      AMOUNT              VALUE
(NUMBER OF CONTRACTS)                                    $                  $
------------------------------------------------------------------------------------
Brazil - 0.1%
Bovespa Index Futures
   Jun 2005 26,380.00 (BRL) Put (200)                       6,260               (421)
                                                                     ---------------

South Korea - 0.3%
Kospi 200 Index Futures
   Jun 2005 110.54 (KRW) Put (181)                         10,033             (2,020)
                                                                     ---------------

Total Liability for Options Written (premiums
   received $971)                                                             (2,441)
                                                                     ===============

A portion of the portfolio has been fair valued as of period end.

See accompanying notes which are an integral part of the financial statements.

 56  Emerging Markets Fund

FRANK RUSSELL INVESTMENT COMPANY
EMERGING MARKETS FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2005 (UNAUDITED)

Amounts in thousands

FOREIGN CURRENCY EXCHANGE CONTRACTS
                                                              UNREALIZED
                                                             APPRECIATION
       AMOUNT                 AMOUNT          SETTLEMENT    (DEPRECIATION)
        SOLD                  BOUGHT             DATE             $
--------------------   --------------------   -----------   --------------
USD              358      BRL         1,000    06/15/05                 30
USD              557      BRL         1,500    06/15/05                 25
USD              707      BRL         2,000    06/15/05                 69
USD              855      BRL         2,400    06/15/05                 76
USD            1,950      BRL         5,500    06/15/05                183
USD            1,989      BRL         5,600    06/15/05                183
USD            1,020      HKD         7,951    05/05/05                 --
USD            1,682      HKD        13,114    05/05/05                 --
USD               34      IDR       320,539    05/02/05                 --
USD               19      IDR       184,781    05/03/05                 --
USD            3,798      KRW     3,800,000    06/15/05                 12
USD            8,391      KRW     8,400,000    06/15/05                 31
USD               23      PHP         1,223    05/03/05                 --
USD              169      ZAR         1,000    06/15/05                 (6)
USD            2,199      ZAR        13,000    06/15/05                (76)
USD            5,443      ZAR        32,000    06/15/05               (215)
BRL            1,262      USD           498    05/02/05                 (1)
BRL            2,000      USD           753    06/15/05                (23)
HKD              181      USD            23    05/03/05                 --
ILS              197      USD            45    05/02/05                 --
KRW        2,400,000      USD         2,395    06/15/05                (11)
MXN              315      USD            28    05/02/05                 (1)
MYR               65      USD            17    05/03/05                 --
MYR              215      USD            56    05/04/05                 --
PKR            3,900      USD            65    04/29/05                 --
PHP            1,873      USD            35    05/02/05                 --
ZAR            2,283      USD           373    05/05/05                 (2)
                                                            --------------

Total Unrealized Appreciation (Depreciation) on Open
  Foreign Currency Related Transactions                                274
                                                            ==============

                                                       % OF              MARKET
                                                        NET               VALUE
INDUSTRY DIVERSIFICATION                              ASSETS                $
------------------------------------------------------------------------------------
Auto and Transportation                                       3.4             23,615
Consumer Discretionary                                        5.4             37,488
Consumer Staples                                              4.9             33,972
Financial Services                                           24.4            169,288
Health Care                                                   0.7              4,752
Integrated Oils                                               7.9             55,073
Materials and Processing                                     17.8            123,863
Miscellaneous                                                 2.0             13,583
Other Energy                                                  3.0             20,715
Producer Durables                                             3.7             25,983
Technology                                                    5.7             39,591
Utilities                                                    14.2             98,513
Options                                                       0.4              2,749
Warrants and Rights                                           0.0                 50
Short-Term Investments                                        6.1             42,566
Other Securities                                              1.8             12,684
                                                  ---------------    ---------------

Total Investments                                           101.4            704,485
Other Assets and Liabilities, Net                            (1.4)            (9,728)
                                                  ---------------    ---------------

Net Assets                                                  100.0            694,757
                                                  ===============    ===============

                                                       % OF              MARKET
                                                        NET               VALUE
GEOGRAPHIC DIVERSIFICATION                            ASSETS                $
------------------------------------------------------------------------------------
Africa                                                       11.7             80,837
Asia                                                         45.0            313,273
Europe                                                        8.9             61,901
Latin America                                                20.4            141,600
Middle East                                                   4.5             31,118
Other                                                         0.1                704
United Kingdom                                                2.5             17,053
Options                                                       0.4              2,749
Short-Term Investments                                        6.1             42,566
Other Securities                                              1.8             12,684
                                                  ---------------    ---------------

Total Investments                                           101.4            704,485
Other Assets and Liabilities, Net                            (1.4)            (9,728)
                                                  ---------------    ---------------

Net Assets                                                  100.0            694,757
                                                  ===============    ===============

  See accompanying notes which are an integral part of the financial statements.
                                                       Emerging Markets Fund  57

FRANK RUSSELL INVESTMENT COMPANY
EMERGING MARKETS FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2005 (UNAUDITED)

                                                         % OF
                                                          NET
               PORTFOLIO SUMMARY                        ASSETS
-------------------------------------------------------------------
Argentina                                                       0.1
Austria                                                         0.1
Brazil                                                          7.5
Canada                                                          0.1
Chile                                                           0.2
China                                                           2.2
Colombia                                                        0.1
Croatia                                                         0.2
Czech Republic                                                  0.1
Ecuador                                                         0.4
Egypt                                                           2.3
Hong Kong                                                       1.5
Hungary                                                         2.2
India                                                           5.1
Indonesia                                                       4.1
Israel                                                          2.2
Luxembourg                                                      0.3
Malaysia                                                        1.7
Mexico                                                          6.4
Pakistan                                                        1.3
Philippines                                                     0.4
Russia                                                          2.3
South Africa                                                   11.5
South Korea                                                    17.4
Taiwan                                                          8.0
Thailand                                                        2.6
Turkey                                                          3.8
United Kingdom                                                  2.5
Venezuela                                                        --*
Zimbabwe                                                        0.2
Preferred Stock                                                 6.3
Options Purchased                                               0.4
Warrants & Rights                                                --*
Short-Term Investments                                          6.1
Other Securities                                                1.8
                                                    ---------------
Total Investments                                             101.4
Other Assets and Liabilities Net                               (1.4)
                                                    ---------------

Net Assets                                                    100.0
                                                    ===============
Futures Contracts                                               0.1
Foreign Currency Exchange Contracts                              --*
Options Written                                                 0.4

*  Less than .05%

See accompanying notes which are an integral part of the financial statements.

 58  Emerging Markets Fund

FRANK RUSSELL INVESTMENT COMPANY
REAL ESTATE SECURITIES FUND

SHAREHOLDER EXPENSE EXAMPLE -- APRIL 30, 2005 (UNAUDITED)

--------------------------------------------------------------------------------

FUND EXPENSES

THE FOLLOWING DISCLOSURE PROVIDES IMPORTANT INFORMATION REGARDING EACH FUND'S EXPENSE EXAMPLE, WHICH APPEARS ON EACH FUND'S INDIVIDUAL PAGE IN THIS SEMIANNUAL REPORT. PLEASE REFER TO THIS INFORMATION WHEN REVIEWING THE EXPENSE EXAMPLE FOR A FUND.

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including advisory and administrative fees; distribution and/or service (12b-1) fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from November 1, 2004 to April 30, 2005.

ACTUAL EXPENSES

The information in the table under the heading "Actual Performance" provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table under the heading "Hypothetical Performance (5% return before expenses)" provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading "Hypothetical Performance (5% return before expenses)" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                  HYPOTHETICAL
                                                  PERFORMANCE
                                  ACTUAL           (5% RETURN
CLASS C                        PERFORMANCE      BEFORE EXPENSES)
-------                       --------------    ----------------
Beginning Account Value
November 1, 2004              $     1,000.00      $     1,000.00
Ending Account Value April
30, 2005                      $     1,074.30      $     1,014.64
Expenses Paid During
Period*                       $        10.75      $        10.44

* Expenses are equal to the Fund's annualized expense ratio of 2.09%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

                                                  HYPOTHETICAL
                                                  PERFORMANCE
                                  ACTUAL           (5% RETURN
CLASS E                        PERFORMANCE      BEFORE EXPENSES)
-------                       --------------    ----------------
Beginning Account Value
November 1, 2004              $     1,000.00      $     1,000.00
Ending Account Value April
30, 2005                      $     1,078.30      $     1,018.36
Expenses Paid During
Period*                       $         6.91      $         6.71

* Expenses are equal to the Fund's annualized expense ratio of 1.34%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

                                                  HYPOTHETICAL
                                                  PERFORMANCE
                                  ACTUAL           (5% RETURN
CLASS S                        PERFORMANCE      BEFORE EXPENSES)
-------                       --------------    ----------------
Beginning Account Value
November 1, 2004              $     1,000.00      $     1,000.00
Ending Account Value April
30, 2005                      $     1,079.30      $     1,019.59
Expenses Paid During
Period*                       $         5.62      $         5.46

* Expenses are equal to the Fund's annualized expense ratio of 1.09%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

                                                 Real Estate Securities Fund  59

FRANK RUSSELL INVESTMENT COMPANY
REAL ESTATE SECURITIES FUND

SCHEDULE OF INVESTMENTS -- APRIL 30, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
COMMON STOCKS - 96.5%
Apartments - 16.5%
Apartment Investment & Management Co. Class A
   (o)                                                547,075          20,854
Archstone-Smith Trust (o)                             790,605          28,438
AvalonBay Communities, Inc. (o)(N)                    760,500          54,756
BRE Properties Class A (o)(N)                         288,100          10,723
Camden Property Trust (o)(N)                          383,499          19,558
Equity Residential (o)(N)                           2,038,800          70,033
Essex Property Trust, Inc. (o)(N)                     134,400          10,208
Home Properties, Inc. (o)                             206,800           8,655
United Dominion Realty Trust, Inc. (o)                504,200          11,168
                                                                 ------------
                                                                      234,393
                                                                 ------------

Diversified - 5.6%
iStar Financial, Inc. (o)(N)                          101,900           4,060
Sizeler Property Investors (o)                        154,900           1,784
Spirit Finance Corp. (o)(N)                           118,000           1,221
Vornado Realty Trust (o)                              942,575          72,060
                                                                 ------------
                                                                       79,125
                                                                 ------------

Free Standing Retail - 0.1%
Realty Income Corp. (o)(N)                             80,400           1,938
                                                                 ------------

Health Care - 2.6%
Health Care REIT, Inc. (o)(N)                          57,700           1,933
Healthcare Realty Trust, Inc. (o)(N)                  178,000           6,873
LTC Properties, Inc. (o)                              210,000           3,856
National Health Investors, Inc. (o)                   153,150           4,013
Omega Healthcare Investors, Inc. (o)(N)               243,300           2,730
Ventas, Inc. (o)(N)                                   621,250          16,761
                                                                 ------------
                                                                       36,166
                                                                 ------------

Industrial - 8.4%
AMB Property Corp. (o)                                302,100          11,779
Catellus Development Corp. (o)(N)                     997,471          27,630
Centerpoint Properties Trust (o)(N)                   270,300          11,139
EastGroup Properties (o)                              107,700           4,039
First Potomac Realty Trust (o)(N)                     191,900           4,300
ProLogis (o)(N)                                     1,526,300          60,426
                                                                 ------------
                                                                      119,313
                                                                 ------------

Lodging/Resorts - 10.9%
Fairmont Hotels & Resorts, Inc. (N)                    56,260           1,764
Hilton Hotels Corp.                                 1,775,500          38,759
Hospitality Properties Trust (o)(N)                    67,000           2,799
Host Marriott Corp. (o)(N)                          3,144,100          52,884
La Quinta Corp. (AE)(o)                               755,500           6,573
LaSalle Hotel Properties (o)(N)                       233,520           7,094

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Starwood Hotels & Resorts Worldwide, Inc. (o)         799,983          43,471
Strategic Hotel Capital, Inc. (o)(N)                  106,200           1,498
                                                                 ------------
                                                                      154,842
                                                                 ------------

Manufactured Homes - 0.9%
Sun Communities, Inc. (o)                              67,900           2,366
Equity Lifestyle Properties, Inc. (o)                 262,000           9,589
                                                                 ------------
                                                                       11,955
                                                                 ------------

Mixed Industrial/Office - 2.3%
Bedford Property Investors (o)                        135,355           2,882
Duke Realty Corp. (o)                                 147,000           4,498
Liberty Property Trust (o)                            541,100          21,552
PS Business Parks, Inc. (o)                            90,000           3,632
                                                                 ------------
                                                                       32,564
                                                                 ------------

Office - 18.4%
Alexandria Real Estate Equities, Inc. (o)             166,200          11,438
American Financial Realty Trust (o)(N)              1,132,300          17,358
Arden Realty, Inc. (o)(N)                             440,300          15,714
BioMed Realty Trust, Inc. (o)                         285,950           5,776
Boston Properties, Inc. (o)                           971,800          64,596
Brandywine Realty Trust (o)(N)                        284,400           8,049
Brookfield Properties Co.                             941,450          23,903
CarrAmerica Realty Corp. (o)                          219,000           7,236
Corporate Office Properties Trust (o)                  83,000           2,183
CRT Properties, Inc. (o)                              211,400           4,881
Equity Office Properties Trust (o)                    265,000           8,340
Glenborough Realty Trust, Inc. (o)(N)                 183,925           3,778
Highwoods Properties, Inc. (o)                        574,400          16,158
Kilroy Realty Corp. (o)(N)                            286,300          12,491
Mack-Cali Realty Corp. (o)(N)                         363,781          16,003
Prentiss Properties Trust (o)(N)                      178,500           5,930
Reckson Associates Realty Corp. (o)(N)                127,800           4,122
SL Green Realty Corp. (o)                             265,400          16,189
Trizec Properties, Inc. (o)(N)                        822,900          16,450
                                                                 ------------
                                                                      260,595
                                                                 ------------

Regional Malls - 16.5%
General Growth Properties, Inc. (o)(N)              1,364,500          53,366
Macerich Co. (The) (o)                                398,300          24,017
Mills Corp. (The) (o)(N)                              398,375          22,763
Pennsylvania Real Estate Investment Trust (o)(N)      279,971          11,801

 60  Real Estate Securities Fund

FRANK RUSSELL INVESTMENT COMPANY
REAL ESTATE SECURITIES FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Simon Property Group, Inc. (o)                      1,715,800         113,362
Taubman Centers, Inc. (o)                             281,000           8,318
                                                                 ------------
                                                                      233,627
                                                                 ------------

Self Storage - 2.4%
Extra Space Storage, Inc. (o)(N)                       80,700           1,049
Public Storage, Inc. (o)                              473,000          27,765
Shurgard Storage Centers, Inc. Class A (o)(N)         130,000           5,438
Sovran Self Storage, Inc. (o)                           2,400             103
                                                                 ------------
                                                                       34,355
                                                                 ------------

Shopping Center - 10.4%
Developers Diversified Realty Corp. (o)               842,700          35,764
Federal Realty Investors Trust (o)(N)                 480,900          25,728
Inland Real Estate Corp. (o)                          407,500           6,255
Kimco Realty Corp. (o)                                151,000           8,364
Kite Realty Group Trust (o)(N)                        206,300           2,888
Pan Pacific Retail Properties, Inc. (o)               460,213          27,806
Regency Centers Corp. (o)                             780,600          41,099
                                                                 ------------
                                                                      147,904
                                                                 ------------

Specialty - 1.5%
Capital Automotive REIT (o)(N)                        391,700          13,310
Plum Creek Timber Co., Inc. (o)(N)                    240,700           8,314
                                                                 ------------
                                                                       21,624
                                                                 ------------

TOTAL COMMON STOCKS
(cost $961,332)                                                     1,368,401
                                                                 ------------

SHORT-TERM INVESTMENTS - 3.4%
Frank Russell Investment Company
   Money Market Fund                               48,840,000          48,840
                                                                 ------------

TOTAL SHORT-TERM INVESTMENTS
(cost $48,840)                                                         48,840
                                                                 ------------

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------

OTHER SECURITIES - 6.9%
Frank Russell Investment Company
   Money Market Fund (X)                           23,536,350          23,536
State Street Securities Lending Quality Trust
   (X)                                             74,155,474          74,156
                                                                 ------------

TOTAL OTHER SECURITIES
(cost $97,692)                                                         97,692
                                                                 ------------

TOTAL INVESTMENTS - 106.8%
(identified cost $1,107,864)                                        1,514,933

OTHER ASSETS AND LIABILITIES,
NET - (6.8%)                                                          (96,313)
                                                                 ------------

NET ASSETS - 100.0%                                                 1,418,620
                                                                 ============

  See accompanying notes which are an integral part of the financial statements.

                                                 Real Estate Securities Fund  61

FRANK RUSSELL INVESTMENT COMPANY
REAL ESTATE SECURITIES FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2005 (UNAUDITED)

                                                   % OF
                                                    NET
PORTFOLIO SUMMARY                                 ASSETS
-------------------------------------------------------------
Apartments                                               16.5
Diversified                                               5.6
Free Standing Retail                                      0.1
Health Care                                               2.6
Industrial                                                8.4
Lodging/Resorts                                          10.9
Manufactured Homes                                        0.9
Mixed Industrial/Office                                   2.3
Office                                                   18.4
Regional Malls                                           16.5
Self Storage                                              2.4
Shopping Center                                          10.4
Specialty                                                 1.5
Short-Term Investments                                    3.4
Other Securities                                          6.9
                                              ---------------
Total Investments                                       106.8
Other Assets and Liabilities, Net                        (6.8)
                                              ---------------

Net Assets                                              100.0
                                              ===============


See accompanying notes which are an integral part of the financial statements.

 62  Real Estate Securities Fund

FRANK RUSSELL INVESTMENT COMPANY
SHORT DURATION BOND FUND

SHAREHOLDER EXPENSE EXAMPLE -- APRIL 30, 2005 (UNAUDITED)

--------------------------------------------------------------------------------

FUND EXPENSES

THE FOLLOWING DISCLOSURE PROVIDES IMPORTANT INFORMATION REGARDING EACH FUND'S EXPENSE EXAMPLE, WHICH APPEARS ON EACH FUND'S INDIVIDUAL PAGE IN THIS SEMIANNUAL REPORT. PLEASE REFER TO THIS INFORMATION WHEN REVIEWING THE EXPENSE EXAMPLE FOR A FUND.

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including advisory and administrative fees; distribution and/or service (12b-1) fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from November 1, 2004 to April 30, 2005.

ACTUAL EXPENSES

The information in the table under the heading "Actual Performance" provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table under the heading "Hypothetical Performance (5% return before expenses)" provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading "Hypothetical Performance (5% return before expenses)" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                  HYPOTHETICAL
                                                  PERFORMANCE
                                  ACTUAL           (5% RETURN
CLASS C                        PERFORMANCE      BEFORE EXPENSES)
-------                       --------------    ----------------
Beginning Account Value
November 1, 2004              $     1,000.00      $     1,000.00
Ending Account Value April
30, 2005                      $       994.90      $     1,016.82
Expenses Paid During
Period*                       $         8.16      $         8.25

* Expenses are equal to the Fund's annualized expense ratio of 1.65%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

                                                  HYPOTHETICAL
                                                  PERFORMANCE
                                  ACTUAL           (5% RETURN
CLASS E                        PERFORMANCE      BEFORE EXPENSES)
-------                       --------------    ----------------
Beginning Account Value
November 1, 2004              $     1,000.00      $     1,000.00
Ending Account Value April
30, 2005                      $       998.60      $     1,020.54
Expenses Paid During
Period*                       $         4.46      $         4.51

* Expenses are equal to the Fund's annualized expense ratio of 0.90%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

                                                  HYPOTHETICAL
                                                  PERFORMANCE
                                  ACTUAL           (5% RETURN
CLASS S                        PERFORMANCE      BEFORE EXPENSES)
-------                       --------------    ----------------
Beginning Account Value
November 1, 2004              $     1,000.00      $     1,000.00
Ending Account Value April
30, 2005                      $       999.90      $     1,021.78
Expenses Paid During
Period*                       $         3.22      $         3.26

* Expenses are equal to the Fund's annualized expense ratio of 0.65%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

                                                    Short Duration Bond Fund  63

FRANK RUSSELL INVESTMENT COMPANY
SHORT DURATION BOND FUND

SCHEDULE OF INVESTMENTS -- APRIL 30, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
LONG-TERM INVESTMENTS - 72.1%
Asset-Backed Securities - 24.8%
ACE Securities Corp. (E)
   Series 2004-OP1 Class A2A
   2.528% due 04/25/34                                    322             322
Aegis Asset Backed Securities Trust (E)
   Series 2005-1 Class 1A1
   2.770% due 03/25/35                                    474             474
Alter Moneta Receivables LLC (p)
   Series 2003-1 Class NOTE
   2.563% due 03/15/11                                  1,214           1,206
AmeriCredit Automobile Receivables Trust
   Series 2005-AX Class A3
   3.630% due 01/06/10                                  2,000           1,985
Amortizing Residential Collateral Trust (E)
   Series 2002-BC5 Class A
   3.170% due 07/25/32                                     36              36
Argent Securities, Inc. (E)
   Series 2004-W11 Class A2
   3.030% due 11/25/34                                    708             708
Asset Backed Securities Corp. Home Equity (E)
   Series 2002-HE1 Class M1
   3.580% due 03/15/32                                  1,400           1,440
Bank One Issuance Trust
   Series 2002-A2 Class A2
   4.160% due 01/15/08                                  6,000           6,003
Bay View Auto Trust
   Series 2003-LJ1 Class A3
   2.430% due 07/25/08                                    640             637
BMW Vehicle Owner Trust
   Series 2004-A Class A4
   3.320% due 02/25/09                                  4,200           4,144
California Infrastructure PG&E-1
   Series 1997-1 Class A7
   6.420% due 09/25/08                                  1,451           1,480
   Series 1997-1 Class A8
   6.480% due 12/26/09                                  3,000           3,147
California Infrastructure SCE-1
   Series 1997-1 Class A7
   6.420% due 12/26/09                                  7,450           7,805
California Infrastructure SDG&E-1
   Series 1997-1 Class A6
   6.310% due 09/25/08                                    402             410
Capital Auto Receivables Asset Trust
   Series 2002-3 Class A3
   3.580% due 10/16/06                                  5,525           5,529
   Series 2002-4 Class A4
   2.640% due 03/17/08                                  1,874           1,860

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
   Series 2004-2 Class A2
   3.350% due 02/15/08                                  3,000           2,969
Capital One Auto Finance Trust
   Series 2001-B Class A4
   4.880% due 09/15/08                                  1,100           1,107
Capital One Master Trust
   Series 2002-4A Class A
   4.900% due 03/15/10                                  1,000           1,018
Capital One Multi-Asset Execution Trust
   Series 2003-A6 Class A6
   2.950% due 08/17/09                                  1,000             987
Capital One Prime Auto Receivables Trust
   Series 2004-3 Class A4
   3.690% due 06/15/10                                  1,000             986
   Series 2004-3 Class B
   3.860% due 08/15/11                                  1,500           1,484
Carmax Auto Owner Trust
   Series 2004-2 Class A4
   3.460% due 09/15/11                                  2,500           2,449
Caterpillar Financial Asset Trust
   Series 2002-A Class A3
   3.150% due 02/25/08                                    370             370
Centex Home Equity
   Series 2003-C Class AF4
   4.960% due 04/25/32                                  1,750           1,771
Centex Home Equity (E)
   Series 2004-B Class AV2
   2.950% due 03/25/34                                    310             310
Chase Credit Card Master Trust (E)
   Series 2004-2 Class A
   2.850% due 09/15/09                                  2,500           2,501
Chase Issuance Trust
   Series 2004-A9 Class A9
   3.220% due 06/15/10                                  3,000           2,943
Chase Manhattan Auto Owner Trust
   Series 2002-B Class A4
   4.210% due 01/15/09                                  6,799           6,826
   Series 2004-A Class A4
   2.830% due 09/15/10                                  1,800           1,752
Chemical Master Credit Card Trust 1
   Series 1996-2 Class A
   5.980% due 09/15/08                                  4,000           4,063
CIT Equipment Collateral
   Series 2003-VT1 Class A3B
   1.630% due 04/20/07                                    291             288

 64  Short Duration Bond Fund

FRANK RUSSELL INVESTMENT COMPANY
SHORT DURATION BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
   Series 2004-VT1 Class A3
   2.200% due 03/20/08                                  1,500           1,479
CIT Marine Trust
   Series 1999-A Class A4
   6.250% due 11/15/19                                  1,000           1,018
CIT RV Trust
   Series 1998-A Class A5
   6.120% due 11/15/13                                    979             999
Citibank Credit Card Issuance Trust
   Series 2003-A3 Class A3
   3.100% due 03/10/10                                  1,000             972
   Series 2003-A5 Class A5
   2.500% due 04/07/08                                  1,700           1,681
   Series 2004-A1 Class A1
   2.550% due 01/20/09                                  6,975           6,816
   Series 2004-A4 Class A4
   3.200% due 08/24/09                                  4,960           4,868
CNH Equipment Trust
   Series 2003-A Class A3B
   1.890% due 07/16/07                                    653             649
CNH Wholesale Master Note Trust (E)
   Series 2003-1 Class A
   3.010% due 08/15/08                                  2,000           2,000
Community Program Loan Trust
   Series 1987-A Class A4
   4.500% due 10/01/18                                  2,601           2,605
Connecticut RRB Special Purpose Trust CL&P
   Series 2001-1 Class A5
   6.210% due 12/30/11                                  1,000           1,081
Countrywide Asset-Backed Certificates
   Series 2004-7 Class AF2
   3.324% due 12/25/23                                  1,000             989
Countrywide Asset-Backed Certificates (E)
   Series 2001-BC3 Class A
   3.090% due 12/25/31                                    358             358
   Series 2004-5 Class 4A1
   2.530% due 08/25/23                                    138             138
   Series 2004-6 Class 2A1
   3.040% due 10/25/21                                  1,143           1,143
   Series 2004-7 Class 2AV1
   3.000% due 12/25/22                                  1,398           1,398
   Series 2004-BC4 Class 2A1
   3.030% due 07/25/21                                  1,291           1,291
Credit-Based Asset Servicing and Securitization
   (E)
   Series 2004-CB5 Class AV1
   2.980% due 09/25/21                                    777             777
Daimler Chrysler Auto Trust
   Series 2005-A Class A3
   3.490% due 12/08/08                                  2,200           2,184

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
   Series 2005-A Class A4
   3.740% due 02/08/10                                  8,100           8,019
Dillard Credit Card Master Trust
   Series 2002-2 Class A
   3.800% due 09/15/10                                  3,300           3,298
Discover Card Master Trust I
   Series 1996-3 Class A
   6.050% due 08/18/08                                  2,225           2,266
Distribution Financial Services Floorplan Master
   Trust (E)
   Series 2003-1 Class A
   2.550% due 04/15/07                                  3,000           3,000
Equity One ABS, Inc.
   Series 2004-3 Class AF2
   3.799% due 07/25/34                                  2,000           1,984
Equity One ABS, Inc. (E)
   Series 2004-2 Class AF1
   2.960% due 07/25/34                                  1,006           1,006
E-Trade RV and Marine Trust
   Series 2004-1 Class A3
   3.620% due 10/08/18                                  1,300           1,281
Federal Farm Credit Bank
   12.250% due 02/01/07                                 3,169           3,363
Fifth Third Auto Trust
   Series 2004-A Class A3
   3.190% due 02/20/08                                  2,000           1,982
First Franklin Mortgage Loan Asset Backed
   Certificates (E)
   Series 2003-FF3 Class 2A1
   2.650% due 07/25/33                                    274             274
First National Master Note Trust (E)
   Series 2003-1 Class A
   2.910% due 08/15/08                                  1,000           1,001
Fleet Credit Card Master Trust II
   Series 2000-C Class A
   7.020% due 02/15/08                                  1,211           1,224
   Series 2001-B Class A
   5.600% due 12/15/08                                  3,000           3,058
Ford Credit Auto Owner Trust
   Series 2002-A Class A4A
   4.360% due 09/15/06                                    434             435
   Series 2005-A Class A3
   3.480% due 11/15/08                                  7,725           7,672
   Series 2005-B Class B
   4.640% due 04/15/10                                  1,250           1,257

                                                    Short Duration Bond Fund  65

FRANK RUSSELL INVESTMENT COMPANY
SHORT DURATION BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Franklin Auto Trust
   Series 2003-1 Class A4
   2.270% due 05/20/11                                  1,170           1,146
Fremont Home Loan Trust (E)
   Series 2004-4 Class 2A1
   2.690% due 03/25/35                                  3,022           3,022
GE Commercial Equipment Financing LLC (E)
   Series 2004-1 Class B
   2.700% due 12/20/15                                    745             745
GE Corporate Aircraft Financing LLC (E)(p)
   Series 2004-1A Class B
   3.380% due 01/25/18                                    828             828
GE Dealer Floorplan Master Note Trust (E)
   Series 2004-2 Class B
   3.140% due 07/20/09                                  1,000           1,003
GMAC Mortgage Corp. Loan Trust
   Series 2004-GH1 Class A2
   4.390% due 12/25/25                                  1,500           1,501
GMAC Mortgage Corp. Loan Trust (E)
   Series 2004-HE2 Class A1C
   2.630% due 10/25/33                                    840             840
GS Auto Loan Trust
   Series 2004-1 Class A3
   2.130% due 11/15/07                                  2,000           1,976
GSAMP Trust (E)
   Series 2003-HE1 Class A2A
   2.670% due 06/20/33                                     65              65
   Series 2004-AR2 Class A3A
   2.680% due 08/25/34                                    188             188
   Series 2004-NC2 Class A2A
   2.710% due 10/01/34                                  1,673           1,674
   Series 2004-SEA2 Class A2A
   3.140% due 03/25/34                                  1,225           1,225
Home Equity Mortgage Trust (E)
   Series 2004-4 Class A2
   3.000% due 12/25/34                                    890             890
Honda Auto Receivables Owner Trust
   Series 2003-2 Class A4
   2.160% due 10/21/08                                  7,000           6,832
   Series 2003-3 Class A4
   2.770% due 11/21/08                                  2,000           1,959
   Series 2003-4 Class A4
   2.790% due 03/16/09                                  1,000             980
   Series 2003-5 Class A3
   2.300% due 10/18/07                                  1,000             989
   Series 2003-5 Class A4
   2.960% due 04/20/09                                  2,135           2,091
   Series 2004-3 Class A4
   3.280% due 02/18/10                                  2,000           1,947

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Household Automotive Trust
   Series 2002-2 Class A3
   2.850% due 03/19/07                                    235             234
Household Mortgage Loan Trust (E)
   Series 2003-HC1 Class A
   3.200% due 02/20/33                                    808             811
Household Private Label Credit Card Master Note
   Trust I (E)
   Series 2002-2 Class A
   2.980% due 01/18/11                                  1,000           1,001
Hyundai Auto Receivables Trust
   Series 2003-A Class A3
   2.330% due 11/15/07                                  1,500           1,487
   Series 2004-A Class A3
   2.970% due 05/15/09                                  1,000             986
Hyundai Auto Receivables Trust (p)
   Series 2002-A Class A3
   2.800% due 02/15/07                                    336             335
Illinois Power Special Purpose Trust
   Series 1998-1 Class A5
   5.380% due 06/25/07                                    114             115
   Series 1998-1 Class A6
   5.540% due 06/25/09                                  4,725           4,819
Irwin Home Equity (E)
   Series 2002-1 Class 2A1
   2.820% due 06/25/29                                      8               8
IXIS Real Estate Capital Trust (E)
   Series 2005-HE2 Class A1
   3.144% due 09/25/35                                  1,200           1,200
MBNA Credit Card Master Note Trust
   Series 2001-A1 Class A1
   5.750% due 10/15/08                                  1,000           1,020
   Series 2004-A4 Class A4
   2.700% due 09/15/09                                 11,005          10,747
MBNA Master Credit Card Trust USA
   Series 1995-C Class A
   6.450% due 02/15/08                                  1,430           1,436
Merrill Lynch Mortgage Investors, Inc. (E)
   Series 2004-WMC3 Class A2A
   2.970% due 01/25/35                                     48              48
Morgan Stanley Dean Witter Capital I (E)
   Series 2002-HE1 Class A2
   2.860% due 07/25/32                                     20              20
National City Auto Receivables Trust
   Series 2002-A Class A4
   4.830% due 08/15/09                                  1,408           1,419

 66  Short Duration Bond Fund

FRANK RUSSELL INVESTMENT COMPANY
SHORT DURATION BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
   Series 2004-A Class A3
   2.110% due 07/15/08                                  1,500           1,478
National City Bank
   2.700% due 08/24/09                                  2,045           1,974
Navistar Financial Corp. Owner Trust
   Series 2001-B Class A4
   4.370% due 11/17/08                                  1,477           1,478
   Series 2002-A Class A4
   4.760% due 04/15/09                                    786             790
Nelnet Education Loan Funding, Inc.
   Series 2001-A Class A1
   5.760% due 07/01/12                                    785             802
Nelnet Student Loan Trust (E)
   Series 2002-2 Class A3
   2.649% due 09/25/13                                  1,047           1,050
   Series 2004-4 Class A1
   2.690% due 04/25/11                                    294             294
Nissan Auto Receivables Owner Trust
   Series 2005-A Class A3
   3.540% due 10/15/08                                  1,650           1,638
Nordstrom Private Label Credit Card Master Note
   Trust (p)
   Series 2001-1A Class A
   4.820% due 04/15/10                                  3,500           3,544
Onyx Acceptance Grantor Trust
   Series 2005-A Class A4
   3.910% due 09/15/11                                  2,000           1,981
Option One Mortgage Loan Trust (E)
   Series 2005-1 Class A2
   2.573% due 02/25/35                                  3,268           3,268
PBG Equipment Trust (p)
   Series 1998-1A Class A
   6.270% due 01/20/12                                    973             979
Peco Energy Transition Trust
   Series 1999-A Class A6
   6.050% due 03/01/09                                  2,500           2,564
PG&E Energy Recovery Funding LLC
   Series 2005-1 Class A2
   3.870% due 06/25/11                                  2,905           2,895
PNC Student Loan Trust I
   Series 1997-2 Class A7
   6.728% due 01/25/07                                  1,245           1,269
Popular ABS Mortgage Pass-Through Trust
   Series 2004-5 Class AF2
   3.735% due 12/25/34                                    965             956
Provident Auto Lease ABS Trust (p)
   Series 1999-1 Class A2
   7.025% due 01/14/12                                    187             190
Providian Gateway Master Trust (p)
   Series 2004-FA Class A
   3.650% due 11/15/11                                  1,200           1,184

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
PSE&G Transition Funding LLC
   Series 2001-1 Class A3
   5.980% due 06/15/08                                  3,000           3,044
Public Service New Hampshire Funding LLC
   Series 2001-1 Class A2
   5.730% due 11/01/10                                  1,436           1,473
Railcar Leasing LLC (p)
   Series 1997-1 Class A2
   7.125% due 01/15/13                                  1,000           1,088
Regions Auto Receivables Trust
   Series 2003-2 Class A3
   2.310% due 01/15/08                                  1,500           1,488
Renaissance Home Equity Loan Trust (E)
   Series 2004-2 Class AF1
   3.050% due 07/25/34                                  2,098           2,099
Residential Asset Mortgage Products, Inc.
   Series 2003-RZ5 Class A2
   3.180% due 03/25/27                                  1,758           1,753
Residential Asset Mortgage Products, Inc. (E)
   Series 2004-RS2 Class AIIB
   2.780% due 02/25/34                                  2,075           2,078
   Series 2004-RS8 Class AII1
   2.990% due 05/25/26                                  2,424           2,425
Sears Credit Account Master Trust
   Series 1999-3 Class A
   6.450% due 11/17/09                                    846             852
   Series 2000-2 Class A
   6.750% due 09/16/09                                  2,000           2,023
Sears Credit Account Master Trust (E)
   Series 2002-4 Class A
   2.940% due 08/18/09                                  3,700           3,701
   Series 2002-5 Class A
   3.190% due 11/17/09                                  3,500           3,507
SLM Student Loan Trust (E)
   Series 2003-8 Class A2
   2.530% due 06/15/11                                    558             558
   Series 2004-10 Class A1
   2.063% due 07/27/09                                  1,494           1,494
SLM Student Loan Trust (p)
   Series 2003-4 Class A5B
   3.390% due 03/15/33                                  3,000           2,902

                                                    Short Duration Bond Fund  67

FRANK RUSSELL INVESTMENT COMPANY
SHORT DURATION BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Susquehanna Auto Lease Trust (p)
   Series 2003-1 Class A3
   2.460% due 01/14/07                                    869             864
   Series 2005-1 Class A3
   4.430% due 06/16/08                                  2,000           2,011
Toyota Auto Receivables Owner Trust
   Series 2003-B Class A4
   2.790% due 01/15/10                                  4,670           4,593
Triad Auto Receivables Owner Trust
   Series 2002-A Class A4
   3.240% due 08/12/09                                  2,000           1,992
   Series 2003-B Class A3
   2.480% due 03/12/08                                  1,000             994
   Series 2004-A Class A3
   1.900% due 07/14/08                                  1,000             985
USAA Auto Owner Trust
   Series 2004-2 Class A4
   3.580% due 02/15/11                                  1,700           1,682
Volkswagen Auto Loan Enhanced Trust
   Series 2003-2 Class A3
   2.270% due 10/22/07                                  3,000           2,974
Wachovia Auto Owner Trust
   Series 2004-A Class A3
   3.190% due 06/20/08                                  2,000           1,986
   Series 2004-A Class A4
   3.660% due 07/20/10                                 10,500          10,392
   Series 2004-B Class A3
   2.910% due 04/20/09                                  5,000           4,931
Wells Fargo Financial Auto Owner Trust
   Series 2004-A Class A4
   2.670% due 08/16/10                                  2,000           1,954
Wells Fargo Home Equity Trust (E)
   Series 2004-2 Class A31
   3.010% due 06/25/19                                    225             225
West Penn Funding LLC Transition Bonds
   Series 1999-A Class A3
   6.810% due 09/25/08                                  1,232           1,257
WFS Financial Owner Trust
   Series 2002-3 Class A4
   3.500% due 02/20/10                                  2,000           1,997
   Series 2004-1 Class A3
   2.190% due 06/20/08                                  1,500           1,481
Whole Auto Loan Trust
   Series 2002-1 Class A3
   2.600% due 08/15/06                                    270             270
   Series 2003-1 Class A3B
   1.990% due 05/15/07                                  1,900           1,885

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
   Series 2003-1 Class B
   2.240% due 03/15/10                                    615             607
                                                                 ------------
                                                                      300,062
                                                                 ------------
Corporate Bonds and Notes - 14.0%
Abbott Laboratories
   5.625% due 07/01/06                                  1,500           1,528
ABN Amro Bank NV
   7.125% due 06/18/07                                  1,500           1,589
Allstate Financial Global Funding (p)
   2.500% due 06/20/08                                  4,080           3,858
Allstate Life Global Funding Trusts
   3.850% due 01/25/08                                  4,050           4,006
Altria Group, Inc.
   7.650% due 07/01/08                                  1,500           1,640
American Express Centurion Bank
   Series BKNT
   4.375% due 07/30/09                                  3,440           3,442
American General Finance Corp. (E)(N)
   Series MTNG
   3.093% due 03/23/07                                    200             200
Amsouth Bank NA
   Series BKNT
   2.820% due 11/03/06                                  2,000           1,967
Associates Corp. of North America
   6.250% due 11/01/08                                  1,000           1,065
   8.550% due 07/15/09                                    750             867
   Series MTNH
   7.250% due 05/08/06                                  2,000           2,066
   7.240% due 05/17/06                                  1,000           1,034
Bank of America Corp.
   6.375% due 02/15/08                                  3,000           3,161
Bank of Montreal
   7.800% due 04/01/07                                  1,000           1,066
BankAmerica Corp.
   7.125% due 03/01/09                                  1,500           1,640
BB&T Corp. (E)
   Series BKNT
   3.000% due 06/04/07                                  3,500           3,505
CIT Group, Inc.
   7.375% due 04/02/07                                  6,800           7,190
Citigroup Global Markets Holdings, Inc. (E)
   Series MTNM
   2.999% due 03/07/08                                  1,600           1,599
Citigroup, Inc.
   5.750% due 05/10/06                                  1,370           1,397
Citigroup, Inc. (E)
   2.498% due 06/04/07                                  1,000           1,000

 68  Short Duration Bond Fund

FRANK RUSSELL INVESTMENT COMPANY
SHORT DURATION BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
ConocoPhillips
   8.750% due 05/25/10                                  1,000           1,196
DaimlerChrysler NA Holding Corp.
   6.400% due 05/15/06                                  1,200           1,220
   4.125% due 03/07/07                                  2,830           2,785
   4.750% due 01/15/08                                  1,548           1,527
Deutsche Bank Financial, Inc.
   7.500% due 04/25/09                                  2,000           2,219
Entergy Mississippi, Inc.
   4.350% due 04/01/08                                    500             498
Fifth Third Bancorp
   Series BKNT
   3.375% due 08/15/08                                  2,000           1,947
Ford Motor Credit Co.
   6.500% due 01/25/07                                  1,500           1,500
Ford Motor Credit Co. (E)
   4.000% due 03/21/07                                  2,400           2,336
General Electric Capital Corp.
   4.125% due 03/04/08                                  5,800           5,787
   8.500% due 07/24/08                                  1,000           1,121
   8.300% due 09/20/09                                  1,000           1,150
   Series MTNA
   3.450% due 07/16/07                                    700             689
   8.125% due 04/01/08                                  1,000           1,104
General Motors Acceptance Corp.
   6.125% due 09/15/06                                    300             298
General Motors Acceptance Corp. (E)
   3.695% due 05/18/06                                    400             392
   4.050% due 01/16/07                                    200             191
Goldman Sachs Group, Inc. (E)
   2.750% due 01/09/07                                  3,000           3,004
   Series MTNB
   3.023% due 07/23/09                                  2,000           2,008
Harrah's Operating Co., Inc.
   7.500% due 01/15/09                                  1,500           1,640
Household Finance Corp.
   4.625% due 01/15/08                                  8,800           8,870
Household Finance Corp. (E)
   3.130% due 02/28/07                                  3,200           3,199
John Hancock Global Funding II
   6.000% due 12/28/06                                  2,450           2,524
KFW International Finance
   Series DTC
   5.250% due 06/28/06                                  2,000           2,033
Lehman Brothers Holdings, Inc.
   8.250% due 06/15/07                                  3,500           3,793
   7.875% due 08/15/10                                  1,000           1,153
Lehman Brothers, Inc.
   6.625% due 02/15/08                                  1,500           1,591
Medco Health Solutions, Inc.
   7.250% due 08/15/13                                  1,750           1,945
Metropolitan Life Global Funding I (p)
   4.250% due 07/30/09                                  1,500           1,494

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
MGM Mirage
   9.750% due 06/01/07                                  1,200           1,293
Morgan Stanley
   3.875% due 01/15/09                                  2,000           1,961
Morgan Stanley (E)
   2.825% due 07/27/07                                  3,000           3,003
National City Bank
   Series BKNT
   4.250% due 01/29/10                                  1,375           1,363
National Rural Utilities Cooperative Finance
   Corp.
   Series MTNC
   6.500% due 03/01/07                                  2,200           2,288
New York Life Global Funding (E)(p)
   2.441% due 02/26/07                                  2,500           2,501
Principal Life Global Funding I (p)
   5.125% due 06/28/07                                  2,000           2,034
Prudential Financial, Inc. (N)
   4.104% due 11/15/06                                    500             503
SBC Communications Capital Corp.
   Series MTND
   6.680% due 11/28/07                                  1,075           1,133
SLM Corp.
   3.625% due 03/17/08                                  7,200           7,073
Swiss Bank Corp. New York
   7.250% due 09/01/06                                  1,500           1,563
TIAA Global Markets (p)
   5.000% due 03/01/07                                  3,625           3,684
Tosco Corp.
   7.250% due 01/01/07                                  1,500           1,571
Toyota Motor Credit Corp.
   2.750% due 08/06/09                                  3,273           3,115
Unilever Capital Corp.
   7.125% due 11/01/10                                  1,000           1,130
Union Bank Switzerland
   7.250% due 07/15/06                                  1,000           1,034
US Bancorp
   Series MTNN
   5.100% due 07/15/07                                  3,000           3,061
US Central Credit Union
   2.750% due 05/30/08                                  1,880           1,818
USAA Capital Corp. (p)
   Series MTNB
   4.640% due 12/15/09                                    595             598
Verizon Global Funding Corp.
   4.000% due 01/15/08                                  2,500           2,483

                                                    Short Duration Bond Fund  69

FRANK RUSSELL INVESTMENT COMPANY
SHORT DURATION BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Wachovia Corp. (E)
   Series *
   2.940% due 07/20/07                                  3,500           3,500
Washington Mutual Financial Corp.
   6.250% due 05/15/06                                  1,745           1,787
   7.250% due 06/15/06                                  3,005           3,112
Wells Fargo (N)
   4.125% due 03/10/08                                    820             818
Wells Fargo & Co.
   6.250% due 04/15/08                                  8,337           8,801
   Series MTNH
   6.750% due 10/01/06                                  1,930           2,010
Wells Fargo & Co. (E)
   3.100% due 09/15/06                                  3,000           3,003
                                                                 ------------
                                                                      169,274
                                                                 ------------

International Debt - 2.4%
Brazilian Government International Bond
   10.000% due 01/16/07                                 1,800           1,933
   8.000% due 04/15/14                                    106             105
Brazilian Government International Bond (E)
   8.840% due 06/29/09                                  1,150           1,314
   3.125% due 04/15/12                                    165             154
HBOS Treasury Services PLC (E)(p)
   2.700% due 01/12/07                                    900             901
HBOS Treasury Services PLC (p)
   3.500% due 11/30/07                                  2,000           1,969
   3.750% due 09/30/08                                  1,000             986
HSBC Bank PLC
   7.625% due 06/15/06                                  4,500           4,681
   6.950% due 03/15/11                                  1,000           1,139
Inter-American Development Bank
   12.250% due 12/15/08                                 1,250           1,589
Interstar Millennium Trust (E)
   Series 2004-2G Class A
   3.210% due 03/14/36                                  2,180           2,181
Mexico Government International Bond
   4.625% due 10/08/08                                  3,250           3,227
National Westminster Bank PLC
   7.375% due 10/01/09                                  1,000           1,119
Panama Government International Bond
   8.250% due 04/22/08                                  1,300           1,407
Peru Government International Bond (N)
   9.125% due 01/15/08                                  1,000           1,100
Province of British Columbia
   4.625% due 10/03/06                                  2,000           2,027
Province of Manitoba Canada
   4.250% due 11/20/06                                  1,000           1,007

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Province of Ontario
   5.500% due 10/01/08                                  1,500           1,569
                                                                 ------------
                                                                       28,408
                                                                 ------------

Mortgage-Backed Securities - 15.5%
Banc of America Commercial Mortgage, Inc.
   Series 2004-2 Class A1
   2.764% due 11/10/38                                  2,573           2,494
Bank of America Mortgage Securities
   Series 2004-2 Class 5A1
   6.500% due 10/25/31                                    494             510
Bank of America Mortgage Securities (E)
   Series 2002-K Class 2A1
   5.591% due 10/20/32                                     78              79
Bear Stearns Adjustable Rate Mortgage Trust
   Series 2002-9 Class 2A
   5.271% due 10/25/32                                     27              27
   Series 2003-1 Class 5A1
   5.437% due 04/25/33                                    628             622
Bear Stearns Adjustable Rate Mortgage Trust (E)
   Series 2003-8 Class 2A1
   4.881% due 01/25/34                                    780             771
Bear Stearns Alt-A Trust
   Series 2005-4 Class 23A1
   5.446% due 05/25/35                                  1,900           1,920
Bear Stearns Asset Backed Securities, Inc.
   Series 2003-AC3 Class A1
   4.000% due 07/25/33                                    771             767
Bear Stearns Commercial Mortgage Securities
   Series 1998-C1 Class A1
   6.340% due 06/16/30                                    557             572
   Series 1999-C1 Class A2
   6.020% due 02/14/31                                  2,000           2,105
   Series 2001-TOP4 Class A1
   5.060% due 11/15/16                                    869             884
   Series 2003-PWR2 Class A1
   3.432% due 05/11/39                                    818             801
   Series 2003-T10 Class A1
   4.000% due 03/13/40                                  1,541           1,513
   Series 2003-T12 Class A1
   2.960% due 08/13/39                                  1,564           1,517

 70  Short Duration Bond Fund

FRANK RUSSELL INVESTMENT COMPANY
SHORT DURATION BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Carrington Mortgage Loan Trust
   Series 2005-OTP2 Class A1A
   3.180% due 05/01/35                                    900             900
Commercial Mortgage Pass Through Certificates
   Series 2004-LB2A Class A2
   3.600% due 03/10/39                                  1,000             974
Countrywide Alternative Loan Trust
   Series 2003-6T2 Class A1
   6.500% due 06/25/33                                    517             523
   Series 2003-J2 Class A1
   6.000% due 10/25/33                                    942             951
Credit Suisse First Boston Mortgage (p)
   1.691% due 08/25/33                                    495             497
Credit Suisse First Boston Mortgage Securities
   Corp.
   Series 2002-AR27 Class 2A2
   5.673% due 10/25/32                                     62              62
   Series 2003-C4 Class A2
   3.908% due 08/15/36                                  1,000             987
   Series 2003-CK2 Class A1
   3.006% due 03/15/36                                    981             959
   Series 2004-C1 Class A1
   2.254% due 01/15/37                                  2,286           2,226
Fannie Mae
   15 Year TBA (I)                                      1,000           1,007
   5.000%
   30 Year TBA (I)
   5.500%                                              38,000          38,357
   6.000% due 2008                                        133             138
   5.500% due 2009                                      3,041           3,111
   6.000% due 2010                                        277             287
   6.500% due 2010                                        208             217
   6.000% due 2011                                        271             282
   6.500% due 2011                                        189             197
   4.500% due 2013                                      3,419           3,425
   5.000% due 2013                                      3,484           3,542
   5.500% due 2013                                        465             479
   6.000% due 2013                                        554             575
   6.000% due 2014                                      2,794           2,900
   5.500% due 2016                                      1,631           1,671
   5.000% due 2017                                        116             117
   5.500% due 2017                                      2,272           2,329
   6.000% due 2017                                        249             258
   4.500% due 2018                                        147             146
   5.000% due 2018                                      5,020           5,063
   4.500% due 2019                                        834             826
   5.500% due 2019                                        497             509
   5.500% due 2020                                        498             510
   5.500% due 2022                                      1,581           1,602
   6.000% due 2033                                         43              45
   5.500% due 2034                                        160             162

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
   Series 1994-1 Class K
   6.500% due 06/25/13                                    213             215
   Series 2003-129 Class PQ
   4.500% due 07/25/33                                    721             723
   Series 2003-24 Class PU
   3.500% due 11/25/15                                    407             399
   Series 2003-27 Class TJ
   4.000% due 10/25/16                                  1,089           1,087
   Series 2003-46 Class PQ
   3.000% due 06/25/19                                  3,500           3,431
   Series 2003-62 Class OD
   3.500% due 04/25/26                                  1,250           1,204
   Series 2003-63 Class GU
   4.000% due 07/25/33                                  3,189           3,155
   Series 2003-75 Class NB
   3.250% due 08/25/18                                    814             791
   Series 2003-92 Class BR
   5.000% due 04/25/14                                  1,479           1,484
   Series 2004-17 Class HA
   3.000% due 01/25/19                                  2,525           2,372
   Series 2004-21 Class QA
   4.000% due 11/25/17                                  3,500           3,491
Fannie Mae (E)
   3.272% due 2041                                      2,969           3,010
   3.222% due 2042                                      3,077           3,103
Fannie Mae-Aces
   Series 1998-M1 Class A2
   6.250% due 01/25/08                                  1,701           1,767
Federal Home Loan Bank System
   Series 2004-9009 Class 1
   3.920% due 09/25/09                                  1,987           1,960
Federal Home Loan Mortgage Corp.
   Structured Pass Through
   Securities
   Series 2003-H009 Class A2
   1.876% due 03/15/08                                    638             628
Freddie Mac
   4.000% due 2007                                      1,235           1,233
   4.000% due 2008                                      1,107           1,104
   4.500% due 2008                                      1,224           1,232
   5.500% due 2008                                        169             173
   6.500% due 2008                                        152             157
   5.500% due 2009                                        369             379
   6.000% due 2009                                        244             252
   6.500% due 2009                                        542             563
   6.000% due 2010                                        218             226
   8.000% due 2010                                         76              78
   6.000% due 2011                                        700             726

                                                    Short Duration Bond Fund  71

FRANK RUSSELL INVESTMENT COMPANY
SHORT DURATION BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
   6.000% due 2013                                        176             183
   5.500% due 2014                                        766             786
   6.000% due 2014                                        185             192
   6.000% due 2016                                        810             840
   5.500% due 2017                                      1,192           1,222
   5.000% due 2018                                        730             736
   6.000% due 2028                                        155             160
   5.500% due 2029                                      1,098           1,118
   6.000% due 2029                                        336             346
   6.000% due 2031                                        464             477
   6.000% due 2032                                        625             642
   6.000% due 2033                                      1,032           1,062
   Series 1993-1645 Class PD
   4.500% due 09/15/08                                    206             207
   Series 2003-2557 Class MA
   4.500% due 07/15/16                                    297             297
   Series 2003-2559 Class PB
   5.500% due 08/15/30                                    213             211
   Series 2003-2580 Class QK
   4.000% due 04/15/22                                  1,500           1,499
   Series 2003-2586 Class NS
   3.250% due 09/15/15                                  1,846           1,802
   Series 2003-2614 Class JA
   3.760% due 03/15/29                                  1,571           1,531
   Series 2003-2632 Class YH
   3.500% due 08/15/22                                  1,250           1,235
   Series 2003-2638 Class NK
   4.000% due 02/15/15                                  1,445           1,445
   Series 2003-2685 Class MX
   4.000% due 07/15/16                                  2,797           2,763
   Series 2003-2715 Class OJ
   3.500% due 03/15/11                                  2,564           2,561
   Series 2004-2760 Class EA
   4.500% due 04/15/13                                  1,920           1,929
   Series 2004-2851 Class BA
   4.500% due 02/15/20                                  1,834           1,825
GE Capital Commercial Mortgage Corp.
   Series 2001-3 Class A1
   5.560% due 06/10/38                                  1,647           1,699
   Series 2004-C3 Class A1
   3.752% due 07/10/39                                  3,171           3,133
   Series 2005-C1 Class A1
   4.012% due 06/10/48                                  1,943           1,936
Ginnie Mae I
   7.000% due 2007                                          6               6
   6.000% due 2008                                        128             132
   9.500% due 2017                                          1               1
Ginnie Mae II (E)
   3.750% due 2027                                        181             183
   3.000% due 2032                                        403             408

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Government National Mortgage Association
   Series 2004-78 Class A
   3.590% due 11/16/17                                  2,910           2,860
GSR Mortgage Loan Trust (E)
   Series 2004-7 Class 1A1
   3.454% due 06/25/34                                  2,574           2,540
Impac CMB Trust (E)
   Series 2004-2 Class A2
   2.780% due 04/25/34                                    783             782
JP Morgan Chase Commercial Mortgage Securities
   Corp.
   Series 2002-C2 Class A1
   4.326% due 12/12/34                                    845             841
LB-UBS Commercial Mortgage Trust
   Series 2003-C1 Class A1
   2.720% due 03/15/27                                  1,522           1,483
   Series 2003-C3 Class A1
   2.599% due 05/15/27                                  2,035           1,971
Lehman Large Loan
   Series 1997-LLI Class A2
   6.840% due 10/12/34                                    109             111
Mellon Residential Funding Corp. (E)
   Series 2000-TBC2 Class A1
   3.050% due 06/15/30                                  1,736           1,733
Morgan Stanley Capital I
   Series 1998-WF2 Class A1
   6.340% due 07/15/30                                     44              44
   Series 2003-T11 Class A1
   3.260% due 06/13/41                                  1,639           1,605
   Series 2004-T13 Class A1
   2.850% due 09/13/45                                    845             821
Morgan Stanley Dean Witter Capital I
   Series 2001-TOP5 Class A1
   5.020% due 10/15/35                                    337             341
   Series 2002-HQ Class A2
   6.090% due 04/15/34                                    500             521
Prime Mortgage Trust (E)
   Series 2004-CL1 Class 1A2
   3.250% due 02/25/34                                    357             357
   Series 2004-CL1 Class 2A2
   3.250% due 02/25/19                                     90              90
SACO I, Inc. (E)(p)
   Series 2004-2 Class A2
   3.040% due 07/25/19                                  1,735           1,735
Salomon Brothers Mortgage Securities VII
   Series 2003-UP2 Class A1
   4.000% due 12/25/18                                  1,505           1,471

 72  Short Duration Bond Fund

FRANK RUSSELL INVESTMENT COMPANY
SHORT DURATION BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Structured Asset Mortgage Investments, Inc. (E)
   Series 2002-AR3 Class A1
   2.830% due 09/19/32                                    182             182
Structured Asset Securities Corp. (E)
   Series 2001-21A Class 1A1
   6.250% due 01/25/32                                    170             174
Vendee Mortgage Trust
   Series 2001-3 Class J
   6.500% due 05/15/08                                    528             545
Wachovia Bank Commercial Mortgage Trust
   Series 2002-C2 Class A2
   4.043% due 11/15/34                                  2,080           2,051
   Series 2003-C4 Class A1
   3.003% due 04/15/35                                  1,869           1,825
Washington Mutual
   Series 2002-AR10 Class A6
   4.816% due 10/25/32                                  1,074           1,067
Washington Mutual (E)
   Series 2002-AR9 Class 1A
   3.286% due 08/25/42                                  2,033           2,045
Washington Mutual MSC Mortgage Pass-Through CTFS
   (E)
   Series 2002-AR2 Class 2A1
   6.110% due 07/25/32                                     25              25
Washington Mutual, Inc. (E)
   Series 2002-AR6 Class A
   3.571% due 06/25/42                                  1,821           1,840
                                                                 ------------
                                                                      186,986
                                                                 ------------

Non-US Bonds - 0.1%
Deutsche Bundesrepublik
   5.500% due 01/04/31                           EUR      400             642
France Government Bond OAT
   5.750% due 10/25/32                           EUR      200             334
Landwirtschaftliche Rentenbank
   0.650% due 09/30/08                           JPY   60,000             580
                                                                 ------------
                                                                        1,556
                                                                 ------------

United States Government Agencies - 0.5%
Fannie Mae (E)
   2.925% due 09/22/06                                  1,600           1,599
Federal Home Loan Bank System
   5.925% due 04/09/08                                  1,600           1,686
   Zero coupon due 04/27/10                             1,097           1,017
Freddie Mac
   5.810% due 04/04/08                                  1,000           1,048
                                                                 ------------
                                                                        5,350
                                                                 ------------

United States Government Treasuries - 14.8%

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
United States Treasury Inflation Indexed Bonds
   3.625% due 01/15/08                                  5,460           5,873
   2.000% due 01/15/14                                    311             323
   3.625% due 04/15/28                                    119             158
United States Treasury Notes
   2.375% due 08/15/06                                 84,250          83,063
   4.375% due 05/15/07                                 47,000          47,664
   2.750% due 08/15/07                                 12,900          12,641
   3.000% due 11/15/07                                 29,730          29,235
                                                                 ------------
                                                                      178,957
                                                                 ------------

TOTAL LONG-TERM INVESTMENTS
(cost $878,131)                                                       870,593
                                                                 ------------
PREFERRED STOCKS - 0.2%
Financial Services - 0.2%
DG Funding Trust (p)                                      219           2,368
                                                                 ------------

TOTAL PREFERRED STOCKS
(cost $2,308)                                                           2,368
                                                                 ------------


                                                   NOTIONAL
                                                    AMOUNT
                                                      $
                                                 ------------
-----------------------------------------------------------------------------
OPTIONS PURCHASED - 0.0%
Eurodollar Futures
   Sep 2005 93.75 Put (159)                               398               1
   Sep 2005 95.50 Put (25)                                 63              --
                                                                 ------------

TOTAL OPTIONS PURCHASED
(cost $2)                                                                   1
                                                                 ------------


                                                  PRINCIPAL
                                                  AMOUNT ($)
                                                  OR SHARES
                                                 ------------
-----------------------------------------------------------------------------
SHORT-TERM INVESTMENTS - 31.1%
Abbey National PLC
   6.690% due 10/17/05                                  2,000           2,029
ABN Amro Bank NV
   7.250% due 05/31/05                                  1,000           1,003
Bank of America Corp. (z)
   3.010% due 07/06/05                                  1,100           1,092

                                                    Short Duration Bond Fund  73

FRANK RUSSELL INVESTMENT COMPANY
SHORT DURATION BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Bank of America Corp. (E)
   3.140% due 08/26/05                                  1,000           1,001
Bank of Montreal
   6.100% due 09/15/05                                  2,000           2,019
BankAmerica Corp.
   6.200% due 02/15/06                                    750             764
Barclays US Funding, LLC (c)(z)
   2.770% due 05/09/05                                 10,500          10,494
   2.935% due 05/20/05                                  1,200           1,198
Brazilian Government International Bond (E)
   3.063% due 04/15/06                                    416             417
Capital Auto Receivables Asset Trust (E)
   Series 2003-3 Class A1B
   2.860% due 01/16/06                                    247             247
Citibank New York Commercial Paper (z)
   3.130% due 07/29/05                                 11,000          11,000
Citigroup, Inc.
   6.750% due 12/01/05                                  6,500           6,617
DaimlerChrysler NA Holding Corp.
   7.750% due 06/15/05                                  2,700           2,711
Danske Corp. Discount Note (z)
   3.020% due 07/15/05                                  5,700           5,653
Deutsche Telekom International Finance BV
   8.250% due 06/15/05                                  1,050           1,056
European Investment Bank
   Series DTC
   5.625% due 01/24/06                                    575             584
Fannie Mae Discount Notes (c)(z)
   2.485% due 05/25/05                                  2,800           2,795
   2.674% due 06/13/05                                    100             100
Fannie Mae Discount Notes (z)
   2.985% due 07/20/05                                 10,700          10,621
   2.990% due 07/20/05                                 10,700          10,619
   3.010% due 07/27/05                                 10,700          10,619
Federal Home Loan Bank Discount Notes (c)(z)
   2.691% due 05/02/05                                  4,800           4,799
   2.860% due 06/10/05                                 10,232          10,199
Ford Motor Credit Co.
   7.600% due 08/01/05                                  1,900           1,913
   6.125% due 01/09/06                                  1,675           1,683
Ford Motor Credit Co. (E)
   3.540% due 06/30/05                                    200             200
   3.573% due 07/07/05                                  1,900           1,888
France Telecom SA
   7.450% due 03/01/06                                  1,200           1,235
Frank Russell Investment Company Money Market
   Fund                                            64,145,553          64,145
Freddie Mac
   9.000% due 09/01/05                                      1               1

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Freddie Mac Discount Notes (c)(z)
   2.720% due 05/04/05                                    100             100
   2.670% due 05/27/05                                 10,600          10,580
   2.810% due 06/07/05                                  6,800           6,780
   2.815% due 06/07/05                                    100             100
   2.669% due 06/15/05                                  3,400           3,388
   2.683% due 06/15/05                                 10,600          10,563
   2.687% due 06/15/05                                  2,500           2,492
   2.690% due 06/20/05                                  2,000           1,993
Freddie Mac Discount Notes (z)
   2.930% due 06/30/05                                    100              99
   2.890% due 07/12/05                                  1,600           1,583
   3.000% due 07/26/05                                    200             198
   3.020% due 08/01/05                                  1,000             988
   2.995% due 08/09/05                                    300             297
General Electric Capital Corp. (E)
   Series MTNA
   2.950% due 02/03/06                                  2,000           2,004
General Electric Capital Corp. Discount Note
   (c)(z)
   2.970% due 06/20/05                                 10,600          10,556
General Electric Capital Corp. Discount Note (z)
   3.090% due 07/25/05                                  1,100           1,092
General Motors Acceptance Corp.
   7.500% due 07/15/05                                    200             201
   6.750% due 01/15/06                                  2,000           2,015
General Motors Acceptance Corp. (E)
   4.750% due 05/19/05                                    300             300
   4.395% due 10/20/05                                    200             200
   4.070% due 04/13/06                                  2,300           2,261
Government Trust Certificate
   8.500% due 04/01/06                                    448             468
GTE Corp.
   6.360% due 04/15/06                                  2,000           2,044
HBOS Treasury Services, PLC (c)(z)
   2.870% due 06/07/05                                  1,100           1,097
HBOS Treasury Services, PLC (z)
   3.080% due 07/27/05                                  8,000           7,937
Heller Financial, Inc.
   6.375% due 03/15/06                                  1,000           1,022
Hydro Quebec
   Series MTNB
   6.520% due 02/23/06                                  1,000           1,022
Nordea Bank Finland PLC
   6.500% due 01/15/06                                  3,000           3,062

 74  Short Duration Bond Fund

FRANK RUSSELL INVESTMENT COMPANY
SHORT DURATION BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Province of Ontario
   7.000% due 08/04/05                                  1,500           1,515
Province of Quebec
   6.500% due 01/17/06                                  1,560           1,594
Rabobank USA Financial Corp. (c)(z)
   2.890% due 05/02/05                                  1,000           1,000
   2.780% due 05/03/05                                 10,700          10,698
Royal Bank of Scotland (c)(z)
   2.960% due 05/25/05                                 10,700          10,679
Russia Government International Bond
   8.750% due 07/24/05                                  3,500           3,538
SouthTrust Bank (E)
   Series BKNT
   2.950% due 12/14/05                                  3,000           3,001
Spintab Swedish Mortgage (z)
   3.080% due 08/11/05                                  7,800           7,723
   3.180% due 09/01/05                                  3,900           3,849
Sprint Capital Corp.
   7.125% due 01/30/06                                  1,000           1,022
SunTrust Bank (E)
   Series BKNT
   3.120% due 10/03/05                                  2,000           2,000
Telefonica Europe BV
   7.350% due 09/15/05                                  6,700           6,792
UBS Financial Del, LLC (c)(z)
   2.830% due 05/02/05                                  1,800           1,800
   2.795% due 05/04/05                                    100             100
   2.870% due 05/16/05                                  9,700           9,688
   2.670% due 05/25/05                                    100             100
United States Treasury Bills (c)(z)(sec.)
   2.680% due 06/02/05                                     20              20
   2.690% due 06/02/05                                     20              20
   2.710% due 06/02/05                                     75              75
   2.740% due 06/16/05                                  1,350           1,345
United States Treasury Bills (z)
   2.781% due 06/09/05 (sec.)                             150             150
   2.805% due 07/21/05 (sec.)                           1,000             989
   2.882% due 08/04/05 (sec.)                           3,400           3,361
   2.835% due 08/18/05 (sec.)                          54,800          54,256
   2.976% due 09/08/05                                    400             395
US Bancorp
   7.625% due 05/01/05                                  1,000           1,000
US Bank NA (E)
   Series BKNT
   2.950% due 12/05/05                                  1,500           1,500
Verizon Wireless Capital LLC (E)(p)
   2.930% due 05/23/05                                  1,400           1,400
Wachovia Corp.
   6.800% due 06/01/05                                  1,500           1,504

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Westpac Capital Corp. (c)(z)
   2.940% due 06/10/05                                    700             698
                                                                 ------------

TOTAL SHORT-TERM INVESTMENTS
(cost $376,539)                                                       374,956
                                                                 ------------

OTHER SECURITIES - 0.1%
Frank Russell Investment Company Money Market
   Fund (X)                                           385,601             386
State Street Securities Lending Quality Trust
   (X)                                              1,214,904           1,215
                                                                 ------------

TOTAL OTHER SECURITIES
(cost $1,601)                                                           1,601
                                                                 ------------

TOTAL INVESTMENTS - 103.5%
(identified cost $1,258,581)                                        1,249,519

OTHER ASSETS AND LIABILITIES,
NET - (3.5%)                                                          (41,816)
                                                                 ------------

NET ASSETS - 100.0%                                                 1,207,703
                                                                 ------------
                                                                 ------------

  See accompanying notes which are an integral part of the financial statements.

                                                    Short Duration Bond Fund  75

FRANK RUSSELL INVESTMENT COMPANY
SHORT DURATION BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2005 (UNAUDITED)

Amounts in thousands

                                                                       UNREALIZED
                                                     NOTIONAL         APPRECIATION
FUTURES CONTRACTS                                     AMOUNT         (DEPRECIATION)
(NUMBER OF CONTRACTS)                                    $                  $
------------------------------------------------------------------------------------
Long Positions
Eurodollar Futures
   expiration date 06/05 (25)                               6,036                (41)
   expiration date 09/05 (897)                            215,852             (1,209)
   expiration date 12/05 (388)                             93,183               (249)
   expiration date 03/06 (190)                             45,572                 60
   expiration date 09/06 (14)                               3,351                 (2)
United States Treasury 2 Year Notes
   expiration date 06/05 (131)                             27,209                 38
United States Treasury 10 Year Notes
   expiration date 06/05 (10)                               1,114                 13
                                                                     ---------------

Total Unrealized Appreciation (Depreciation) on
   Open Futures Contracts                                                     (1,390)
                                                                     ===============

OPTIONS WRITTEN                                      NOTIONAL            MARKET
(NUMBER OF CONTRACTS)                                    $                  $
------------------------------------------------------------------------------------
United States Treasury Notes
10 Year Futures
   May 2005 111.00 Call (5)                                   555                 (4)
   May 2005 108.00 Put (5)                                    540                 --
                                                                     ---------------

Total Liability for Options Written (premiums
   received $3)                                                                   (4)
                                                                     ===============


FOREIGN CURRENCY EXCHANGE CONTRACTS
                                                             UNREALIZED
                                                            APPRECIATION
      AMOUNT                 AMOUNT          SETTLEMENT    (DEPRECIATION)
       SOLD                  BOUGHT             DATE             $
-------------------   --------------------   -----------   --------------
EUR              85      USD           110    05/18/05                  1
EUR             376      USD           486    05/18/05                  2
EUR             378      USD           495    05/25/05                  8
JPY          61,632      USD           572    06/13/05                (18)
                                                           --------------

Total Unrealized Appreciation (Depreciation) on Open
  Foreign Currency Related Transactions                                (7)
                                                           ==============

INTEREST RATE SWAPS
------------------------------------------------------------------------------------------------------------------------------
                             NOTIONAL                                                                              MARKET
        COUNTER               AMOUNT                                                         TERMINATION           VALUE
         PARTY                  $              FUND RECEIVES             FUND PAYS               DATE                $
-----------------------   --------------   ----------------------   --------------------   ----------------   ----------------
UBS                         USD   34,800   4.000%                   Three Month LIBOR          06/15/07                    (17)
                                                                                                              ----------------

Total Market Value of Interest Rate Swaps Premiums Paid (Received) - ($208)                                                (17)
                                                                                                              ================

See accompanying notes which are an integral part of the financial statements.

 76  Short Duration Bond Fund

FRANK RUSSELL INVESTMENT COMPANY
SHORT DURATION BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2005 (UNAUDITED)

                                                         % OF
                                                          NET
               PORTFOLIO SUMMARY                        ASSETS
-------------------------------------------------------------------
Asset-Backed Securities                                        24.8
Corporate Bonds and Notes                                      14.0
International Debt                                              2.4
Mortgage-Backed Securities                                     15.5
Non-US Bonds                                                    0.1
United States Government Agencies                               0.5
United States Government Treasuries                            14.8
Preferred Stock                                                 0.2
Options Purchased                                                --*
Short-Term Investments                                         31.1
Other Securities                                                0.1
                                                    ---------------
Total Investments                                             103.5
Other Assets and Liabilities, Net                              (3.5)
                                                    ---------------

Net Assets                                                    100.0
                                                    ===============
Futures Contracts                                               0.1
Options Written                                                  --*
Interest Rate Swaps                                              --*
Foreign Currency Exchange Contracts                              --*

*  Less than .05%

  See accompanying notes which are an integral part of the financial statements.

                                                    Short Duration Bond Fund  77

FRANK RUSSELL INVESTMENT COMPANY
DIVERSIFIED BOND FUND

SHAREHOLDER EXPENSE EXAMPLE -- APRIL 30, 2005 (UNAUDITED)

--------------------------------------------------------------------------------

FUND EXPENSES

THE FOLLOWING DISCLOSURE PROVIDES IMPORTANT INFORMATION REGARDING EACH FUND'S EXPENSE EXAMPLE, WHICH APPEARS ON EACH FUND'S INDIVIDUAL PAGE IN THIS SEMIANNUAL REPORT. PLEASE REFER TO THIS INFORMATION WHEN REVIEWING THE EXPENSE EXAMPLE FOR A FUND.

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including advisory and administrative fees; distribution and/or service (12b-1) fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from November 1, 2004 to April 30, 2005.

ACTUAL EXPENSES

The information in the table under the heading "Actual Performance" provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table under the heading "Hypothetical Performance (5% return before expenses)" provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading "Hypothetical Performance (5% return before expenses)" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                  HYPOTHETICAL
                                                  PERFORMANCE
                                  ACTUAL           (5% RETURN
CLASS C                        PERFORMANCE      BEFORE EXPENSES)
-------                       --------------    ----------------
Beginning Account Value
November 1, 2004              $     1,000.00      $     1,000.00
Ending Account Value April
30, 2005                      $     1,002.10      $     1,016.87
Expenses Paid During
Period*                       $         8.14      $         8.20

* Expenses are equal to the Fund's annualized expense ratio of 1.64%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

                                                  HYPOTHETICAL
                                                  PERFORMANCE
                                  ACTUAL           (5% RETURN
CLASS E                        PERFORMANCE      BEFORE EXPENSES)
-------                       --------------    ----------------
Beginning Account Value
November 1, 2004              $     1,000.00      $     1,000.00
Ending Account Value April
30, 2005                      $     1,005.50      $     1,020.59
Expenses Paid During
Period*                       $         4.43      $         4.46

* Expenses are equal to the Fund's annualized expense ratio of 0.89%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

                                                  HYPOTHETICAL
                                                  PERFORMANCE
                                  ACTUAL           (5% RETURN
CLASS S                        PERFORMANCE      BEFORE EXPENSES)
-------                       --------------    ----------------
Beginning Account Value
November 1, 2004              $     1,000.00      $     1,000.00
Ending Account Value April
30, 2005                      $     1,006.80      $     1,021.83
Expenses Paid During
Period*                       $         3.18      $         3.21

* Expenses are equal to the Fund's annualized expense ratio of 0.64%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

 78  Diversified Bond Fund

FRANK RUSSELL INVESTMENT COMPANY
DIVERSIFIED BOND FUND

SCHEDULE OF INVESTMENTS -- APRIL 30, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
LONG-TERM INVESTMENTS - 93.2%
Asset-Backed Securities - 6.4%
ABSC NIMs Trust (p)
   Series 2004-HE5 Class A1
   5.000% due 08/27/34                                    157             156
American Airlines, Inc.
   7.858% due 10/01/11                                    335             346
Ameriquest Mortgage Securities, Inc. (E)
   Series 2002-D Class M1
   5.350% due 02/25/33                                    205             208
Argent Securities, Inc. (E)
   Series 2004-W11 Class A2
   3.030% due 11/25/34                                    354             354
Asset Backed Funding Corp. NIMs Trust (p)
   Series 2003-OPT1 Class NOTE
   6.900% due 07/26/33                                     32              32
CDC Mortgage Capital Trust (E)
   Series 2002-HE2 Class A
   2.820% due 01/25/33                                     15              15
Centex Home Equity (E)
   Series 2003-A Class AV1
   3.130% due 03/25/33                                     69              69
   Series 2004-B Class AV2
   2.950% due 03/25/34                                    164             164
Chase Credit Card Master Trust (E)
   Series 2002-7 Class A
   2.930% due 02/15/10                                  3,420           3,428
   Series 2003-1 Class A
   2.860% due 04/15/08                                  6,955           6,957
Chase Funding Mortgage Loan Asset-Backed
   Certificates (E)
   Series 2002-2 Class 2A1
   3.100% due 05/25/32                                    391             392
   Series 2004-1 Class 1A1
   2.960% due 11/25/18                                    208             208
Citibank Credit Card Issuance Trust (E)
   Series 2003-A4 Class A4
   3.120% due 03/20/09                                  2,485           2,487
Citifinancial Mortgage Securities, Inc. (E)
   Series 2003-4 Class AF1
   3.020% due 10/25/33                                     75              75
Countrywide Asset-Backed Certificates
   Series 2004-13 Class AF2
   3.683% due 08/25/24                                  1,085           1,074

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
   Series 2004-7 Class AF2
   3.324% due 12/25/23                                    620             613
Countrywide Asset-Backed Certificates (E)
   Series 2001-BC3 Class A
   3.090% due 12/25/31                                    191             191
   Series 2003-BC2 Class 2A1
   3.150% due 06/25/33                                     86              87
   Series 2003-BC4 Class 2A2
   3.170% due 09/25/33                                    306             306
   Series 2003-S2 Class A1
   3.020% due 12/25/18                                    169             169
   Series 2004-7 Class 2AV1
   3.000% due 12/25/22                                    699             699
   Series 2004-S1 Class A1
   3.070% due 12/25/18                                  2,924           2,925
Countrywide Asset-Backed Certificates (p)
   Series 2003-5NF Class NF
   6.750% due 02/25/34                                     40              40
   Series 2004-14N Class N
   5.000% due 06/25/36                                    300             301
Credit-Based Asset Servicing and Securitization
   (E)
   Series 2004-CB5 Class AV1
   2.980% due 09/25/21                                    401             401
   Series 2004-CB6 Class AF1
   3.040% due 07/25/35                                    710             710
Daimler Chrysler Auto Trust
   Series 2005-A Class A3
   3.490% due 12/08/08                                  1,460           1,449
Discover Card Master Trust I (E)
   Series 2005-1 Class A
   2.820% due 09/16/10                                  3,870           3,862
Distribution Financial Services Floorplan Master
   Trust (E)
   Series 2003-2 Class A
   2.910% due 04/15/08                                  1,790           1,791
Equifirst Mortgage Loan Trust (E)
   Series 2004-1 Class 2A1
   2.950% due 01/25/34                                    595             595
   Series 2005-1 Class A1
   2.890% due 04/25/35                                  1,396           1,396
Equity One ABS, Inc. (E)
   Series 2004-2 Class AF1
   2.960% due 07/25/34                                    503             503
   Series 1992-10 Class ZD
   8.000% due 11/25/21                                  1,165           1,206

                                                       Diversified Bond Fund  79

FRANK RUSSELL INVESTMENT COMPANY
DIVERSIFIED BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Fannie Mae Grantor Trust (E)
   Series 2002-T13 Class A1
   2.630% due 08/25/32                                     51              51
   Series 2002-T5 Class A1
   2.970% due 05/25/32                                    459             459
   Series 2002-T7 Class A1
   2.960% due 07/25/32                                    261             261
   Series 2003-T3 Class 1A
   2.970% due 06/25/33                                    433             433
   Series 2003-T4 Class 1A
   2.960% due 09/26/33                                  1,332           1,332
   Series 2004-T4 Class A1
   2.610% due 06/25/17                                  1,264           1,264
Fannie Mae Whole Loan (E)
   Series 2002-W2 Class AV1
   2.980% due 06/25/32                                    396             396
   Series 2003-W16 Class AV1
   3.000% due 11/25/33                                    509             509
First Franklin NIMs Trust (p)
   Series 2004-FF5 Class N1
   3.475% due 08/25/34                                    512             512
   Series 2004-FFH1 Class N1
   3.967% due 04/25/34                                    544             544
   Series 2004-FFH2 Class N1
   4.212% due 03/25/34                                    189             189
   Series 2004-FFH2 Class N2
   7.385% due 03/25/34                                    300             300
   Series 2005-FF11 Class N1
   4.213% due 01/25/35                                  1,394           1,390
First National Master Note Trust (E)
   Series 2003-1 Class A
   2.910% due 08/15/08                                    465             465
First USA Credit Card Master Trust (E)
   Series 1998-4 Class A
   2.954% due 03/18/08                                    820             820
Ford Credit Auto Owner Trust
   Series 2005-A Class A3
   3.480% due 11/15/08                                    630             626
Ford Credit Floorplan Master Owner Trust (E)
   Series 2001-2 Class A
   2.950% due 07/15/08                                  1,400           1,402
   Series 2004-1 Class A
   2.850% due 07/15/09                                  2,275           2,276
Fremont Home Loan Trust (E)
   Series 2005-A Class 2A1
   2.960% due 01/25/35                                    177             177
Fremont NIMs Trust
   3.750% due 01/25/35                                  1,073           1,071

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Fremont NIMs Trust (p)
   Series 2004-B Class NOTE
   4.703% due 05/25/34                                    179             178
GE Dealer Floorplan Master Note Trust (E)
   Series 2005-1 Class A
   3.100% due 04/20/10                                  1,800           1,802
GMAC Mortgage Corp. Loan Trust
   Series 2004-HE5 Class A3
   3.970% due 09/25/34                                    725             718
GMAC Mortgage Corp. Loan Trust (E)
   Series 1999-1 Class A
   3.124% due 06/18/27                                    501             502
Green Tree Financial Corp.
   Series 1995-5 Class M1
   7.650% due 09/15/26                                  1,100           1,172
GSAMP Trust (E)
   Series 2003-AHL Class A2A
   3.050% due 10/25/33                                    408             408
   Series 2004-NC2 Class A2A
   2.710% due 10/01/34                                  1,054           1,054
Home Equity Mortgage Trust (E)
   Series 2004-4 Class A2
   3.000% due 12/25/34                                    424             424
Household Credit Card Master Note Trust I (E)
   Series 2002-1 Class A
   2.940% due 07/15/08                                    760             760
Household Mortgage Loan Trust (E)
   Series 2002-HC1 Class A
   2.800% due 05/20/32                                     59              59
IndyMac Residential Asset Backed Trust (E)
   Series 2005-A Class AII1
   2.881% due 03/25/35                                  1,581           1,581
Long Beach Asset Holdings Corp. (p)
   Series 2005-1 Class N1
   4.115% due 02/25/35                                    888             888
Long Beach Mortgage Loan Trust (E)
   Series 2003-1 Class A2
   3.250% due 03/25/33                                     15              15
   Series 2003-2 Class M2
   4.920% due 06/25/33                                    670             685
   Series 2004-1 Class A4
   2.980% due 02/25/34                                     77              77
   Series 2004-A Class A
   3.000% due 02/25/24                                    172             172

 80  Diversified Bond Fund

FRANK RUSSELL INVESTMENT COMPANY
DIVERSIFIED BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Mastr Asset Backed Securities Trust (E)
   Series 2004-OPT1 Class A3
   3.110% due 02/25/34                                    420             420
MBNA Credit Card Master Note Trust
   Series 2002-C1 Class C1
   6.800% due 07/15/14                                  1,180           1,302
Merrill Lynch Mortgage Investors, Inc. (E)
   Series 2003-WMC1 Class A2
   3.210% due 11/25/33                                     40              40
   Series 2003-WMC2 Class A2
   3.190% due 02/25/34                                    104             105
   Series 2004-WMC1 Class A2
   3.150% due 10/25/34                                    613             615
Merrill Lynch Mortgage Investors, Inc. (p)
   Series 2003-OP1N Class N1
   7.250% due 09/25/34                                     93              93
   Series 2004-WM1N Class N1
   4.500% due 10/25/34                                    153             152
Morgan Stanley ABS Capital I (E)
   Series 2003-NC10 Class A2
   3.050% due 10/25/33                                     67              67
   Series 2003-NC5 Class A2
   3.130% due 04/25/33                                    141             141
Morgan Stanley Capital I, Inc. (p)
   5.450% due 10/28/33                                  1,475           1,516
Morgan Stanley Dean Witter Capital I (E)
   Series 2003-NC4 Class A2
   3.220% due 04/25/33                                    105             105
MSDWCC Heloc Trust (E)
   Series 2005-1 Class A
   2.740% due 07/25/17                                    286             286
Navistar Financial Corp. Owner Trust (E)
   Series 2003-B Class A3
   3.010% due 04/15/08                                    785             786
Nelnet Student Loan Trust (E)
   Series 2004-4 Class A1
   2.690% due 04/25/11                                    161             161
Novastar Home Equity Loan (E)
   Series 2004-4 Class A2A
   3.040% due 03/25/35                                    889             889
Novastar NIMs Trust (p)
   Series 2004-N1 Class NOTE
   4.458% due 02/25/34                                    234             234
   Series 2004-N2 Class NOTE
   4.458% due 06/26/34                                    439             436

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Option One Mortgage Loan Trust (E)
   Series 2001-4 Class A
   3.150% due 01/25/32                                    239             239
   Series 2002-2 Class A
   3.120% due 06/25/32                                    137             137
   Series 2003-1 Class A2
   3.270% due 02/25/33                                    396             397
   Series 2003-2 Class A2
   3.150% due 04/25/33                                    186             186
   Series 2003-2 Class M2
   4.720% due 04/25/33                                    835             850
   Series 2003-4 Class M2
   4.670% due 07/25/33                                    835             851
Option One Mortgage Securities Corp. NIMs Trust
   (E)(p)
   Series 2003-6A Class NOTE
   2.764% due 10/26/10                                    158             158
Pacificamerica Home Equity Loan
   Series 1998-2 Class AF
   6.590% due 06/26/28                                     17              17
Park Place Securities NIMs Trust (p)
   Series 2004-MCW1 Class A
   4.458% due 09/25/34                                    225             225
Park Place Securities, Inc. (E)
   Series 2005-WCH1 Class A3A
   2.970% due 01/25/36                                    842             842
Popular ABS Mortgage Pass-Through Trust
   Series 2005-1 Class AF2
   3.914% due 05/25/35                                    200             198
Renaissance Home Equity Loan Trust
   Series 2005-1 Class AF3
   4.456% due 05/25/35                                    495             494
Renaissance NIMs Trust (p)
   Series 2003-D Class NOTE
   6.657% due 03/26/34                                     88              89
   Series 2004-B Class NOTE
   5.193% due 08/26/34                                    271             271
   Series 2004-D Class NOTE
   4.459% due 02/25/35                                    553             553
Residential Asset Mortgage Products, Inc.
   Series 2004-RS4 Class AI3
   4.003% due 01/25/30                                    470             469
   Series 2004-RS6 Class AI3
   4.540% due 08/25/28                                    375             377

                                                       Diversified Bond Fund  81

FRANK RUSSELL INVESTMENT COMPANY
DIVERSIFIED BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
   Series 2004-RS7 Class AI3
   4.450% due 07/25/28                                    885             888
   Series 2004-RS8 Class AI2
   3.810% due 01/25/26                                    375             373
   Series 2004-RS8 Class AI3
   4.230% due 05/25/29                                    245             245
Residential Asset Mortgage Products, Inc. (E)
   Series 2002-RS5 Class AII
   3.220% due 09/25/32                                    278             279
   Series 2003-RS1 Class AII
   3.240% due 02/25/33                                    375             377
   Series 2003-RS2 Class AII
   3.190% due 03/25/33                                    376             377
   Series 2003-RS3 Class AII
   3.210% due 04/25/33                                    291             292
   Series 2004-RS6 Class AI1
   3.000% due 08/25/22                                    776             776
   Series 2004-RS8 Class AI1
   3.030% due 12/25/23                                  1,368           1,369
   Series 2004-RS8 Class AII1
   2.990% due 05/25/26                                  1,212           1,212
Residential Asset Securities Corp.
   Series 2004-KS8 Class AI2
   3.340% due 10/25/24                                    915             906
Residential Asset Securities Corp. (E)
   Series 2001-KS1 Class AII
   3.085% due 03/25/32                                    190             190
   Series 2002-KS3 Class A1B
   3.100% due 05/25/32                                    398             398
   Series 2003-KS1 Class M2
   4.770% due 01/25/33                                    455             459
Saxon Asset Securities Trust (E)
   Series 2003-1 Class AV1
   3.160% due 06/25/33                                    239             239
   Series 2004-1 Class A
   2.920% due 03/25/35                                    881             882
Saxon Net Interest Margin Trust (p)
   Series 2003-A Class A
   6.656% due 08/26/33                                     38              38
Sears Credit Account Master Trust (E)
   Series 2002-4 Class A
   2.940% due 08/18/09                                  1,896           1,897
   Series 2002-5 Class A
   3.190% due 11/17/09                                  1,700           1,704
Securitized Asset Backed Receivables LLC Trust
   (E)
   Series 2004-OP1 Class A2
   3.100% due 02/25/34                                    461             461

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Sharps SP I LLC Net Interest Margin Trust (p)
   Series 2004-FM1N Class N
   6.160% due 09/25/33                                     84              84
SLM Student Loan Trust (E)
   Series 2004-9 Class A1
   2.690% due 10/26/09                                    881             881
   Series 2005-2 Class A1
   2.710% due 04/26/10                                    800             800
Specialty Underwriting & Residential Finance (E)
   Series 2003-BC1 Class A
   3.190% due 01/25/34                                    154             154
   Series 2004-BC2 Class A2
   3.120% due 05/25/35                                    718             720
Structured Asset Investment Loan Trust (E)
   Series 2003-BC8 Class M3
   4.950% due 08/25/33                                    520             533
Structured Asset Securities Corp.
   Series 2004-19XS Class A2
   4.370% due 10/25/34                                    900             892
   Series 2005-2XS Class 1A2A
   4.510% due 02/25/35                                    835             833
Structured Asset Securities Corp. (E)
   Series 2002-HF1 Class A
   3.140% due 01/25/33                                     17              17
   Series 2003-BC1 Class A
   3.350% due 05/25/32                                    356             357
Tenaska Alabama II Partners, LP (p)
   6.125% due 03/30/23                                    262             272
Toyota Auto Receivables Owner Trust (E)
   Series 2002-C Class A4
   2.530% due 05/15/09                                    880             880
Volkswagen Credit Auto Master Trust (E)
   Series 2000-1 Class A
   2.655% due 08/20/07                                  1,870           1,871
Wachovia Asset Securitization, Inc. (E)
   Series 2003-HE3 Class A
   3.100% due 11/25/33                                    425             426
Wells Fargo Home Equity Trust (E)
   Series 2004-2 Class A31
   3.010% due 06/25/19                                    113             113

 82  Diversified Bond Fund

FRANK RUSSELL INVESTMENT COMPANY
DIVERSIFIED BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Whole Auto Loan Trust
   Series 2004-1 Class A4
   3.260% due 03/15/11                                  1,370           1,343
                                                                 ------------
                                                                       95,420
                                                                 ------------

Corporate Bonds and Notes - 15.7%
Altria Group, Inc.
   7.000% due 11/04/13                                    730             806
Amerada Hess Corp.
   7.300% due 08/15/31                                    955           1,092
American Electric Power Co., Inc.
   Series C
   5.375% due 03/15/10                                     85              87
American General Finance Corp. (E)(N)
   Series MTNG
   3.093% due 03/23/07                                  1,700           1,696
American RE Corp.
   Series B
   7.450% due 12/15/26                                    565             651
Anheuser-Busch Cos., Inc.
   4.950% due 01/15/14                                    675             685
ASIF Global Financing (E)(p)
   3.040% due 05/30/06                                  2,000           2,002
BAE Systems Holdings, Inc. (p)
   6.400% due 12/15/11                                  1,075           1,172
Bank of America Corp.
   3.875% due 01/15/08                                    880             874
   7.800% due 02/15/10                                    120             137
   4.375% due 12/01/10                                  1,535           1,529
Banque Paribas
   6.875% due 03/01/09                                    440             480
Bear Stearns Cos., Inc. (The)
   2.875% due 07/02/08                                    765             731
BellSouth Corp.
   4.200% due 09/15/09                                    140             138
   5.200% due 12/15/16                                     80              80
Berkshire Hathaway Finance Corp. (p)
   4.125% due 01/15/10                                  1,585           1,562
Boeing Capital Corp. (N)
   6.100% due 03/01/11                                    165             177
Burlington Northern Santa Fe Corp.
   6.875% due 12/01/27                                     55              64
Campbell Soup Co.
   5.875% due 10/01/08                                    160             168
Carolina Power & Light Co.
   6.500% due 07/15/12                                     15              16
   5.150% due 04/01/15                                    765             774
Caterpillar Financial Services Corp.
   4.875% due 06/15/07                                    445             451

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
CenterPoint Energy Houston Electric LLC
   Series J2
   5.700% due 03/15/13                                    210             221
CIT Group, Inc.
   2.994% due 02/15/07 (E)                              2,000           2,004
   5.750% due 09/25/07 (N)                                155             160
   6.875% due 11/01/09                                    100             109
Citicorp
   7.250% due 10/15/11                                    370             424
Citigroup Global Markets Holdings, Inc. (E)
   Series MTNM
   2.999% due 03/07/08                                  1,300           1,299
Citigroup, Inc.
   3.500% due 02/01/08                                  1,710           1,679
   4.125% due 02/22/10                                  1,025           1,010
   5.125% due 05/05/14                                  1,170           1,197
   5.000% due 09/15/14                                  6,105           6,145
Clear Channel Communications, Inc.
   4.250% due 05/15/09                                     60              58
   4.400% due 05/15/11                                    760             705
   5.000% due 03/15/12                                    720             682
Clear Channel Communications, Inc. (N)
   5.750% due 01/15/13                                    125             122
   5.500% due 09/15/14                                    405             384
Clorox Co. (p)
   4.200% due 01/15/10                                    250             248
   5.000% due 01/15/15                                    155             157
Columbus Southern Power Co.
   Series C
   5.500% due 03/01/13                                    100             104
Comcast Cable Communications
   6.875% due 06/15/09                                  1,500           1,628
Comcast Cable Communications Holdings, Inc.
   8.375% due 03/15/13                                  3,215           3,903
Comcast Corp.
   5.850% due 01/15/10 (N)                                260             273
   6.500% due 01/15/15                                    985           1,084
ConocoPhillips Holding Co.
   6.950% due 04/15/29                                    920           1,122
Constellation Energy Group, Inc.
   6.125% due 09/01/09                                    235             249

                                                       Diversified Bond Fund  83

FRANK RUSSELL INVESTMENT COMPANY
DIVERSIFIED BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Continental Airlines, Inc.
   Series 00-1
   7.918% due 05/01/10                                    480             477
Countrywide Home Loans, Inc.
   Series MTNK
   5.500% due 02/01/07                                    110             112
COX Communications, Inc.
   3.875% due 10/01/08                                    300             292
   4.625% due 01/15/10 (p)                              4,770           4,699
Credit Suisse First Boston USA, Inc.
   4.625% due 01/15/08                                    130             131
   3.875% due 01/15/09                                    575             564
   6.500% due 01/15/12                                     55              61
   5.500% due 08/15/13                                    115             120
DaimlerChrysler NA Holding Corp.
   3.470% due 05/24/06 (E)                                400             400
   4.750% due 01/15/08                                    300             296
   4.050% due 06/04/08                                  1,320           1,272
Detroit Edison Co.
   6.125% due 10/01/10                                    220             236
   6.350% due 10/15/32                                     95             107
Devon Energy Corp.
   2.750% due 08/01/06                                    705             690
   7.950% due 04/15/32                                    540             689
Devon Financing Corp. ULC
   6.875% due 09/30/11                                    200             222
Dominion Resources, Inc.
   4.125% due 02/15/08                                    515             512
   5.700% due 09/17/12                                    465             487
   Series B
   6.250% due 06/30/12                                     80              86
Dresdner Funding Trust I (p)
   8.151% due 06/30/31                                    430             533
DTE Energy Co.
   6.450% due 06/01/06                                    265             272
Duke Capital Corp.
   4.302% due 05/18/06                                    170             170
Duke Energy Corp.
   5.625% due 11/30/12                                    560             586
Duke Energy Field Services LLC
   5.750% due 11/15/06                                     60              61
   6.875% due 02/01/11 (N)                                 40              44
Eastman Kodak Co.
   7.250% due 11/15/13                                     40              41
EI Du Pont de Nemours & Co.
   8.250% due 09/15/06                                    465             490
Eli Lilly & Co.
   6.770% due 01/01/36                                    565             693
EOP Operating, LP
   4.650% due 10/01/10                                  2,600           2,561

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
FedEx Corp.
   7.600% due 07/01/97                                    155             192
Fifth Third Bank
   7.750% due 08/15/10                                    330             333
Financing Corp.
   Principal Only Strip
   Series 10P
   Zero coupon due 11/30/17                             1,165             642
   Series 15P
   Zero coupon due 03/07/19                               165              84
FirstEnergy Corp.
   Series B
   6.450% due 11/15/11                                    680             730
   Series C
   7.375% due 11/15/31                                  1,930           2,275
FleetBoston Financial Corp.
   4.875% due 12/01/06                                    645             654
Ford Motor Co.
   6.375% due 02/01/29                                     90              67
   7.450% due 07/16/31                                    360             296
Ford Motor Credit Co.
   4.950% due 01/15/08                                    410             386
   7.375% due 10/28/09                                  2,430           2,338
   7.875% due 06/15/10                                  1,940           1,867
   7.375% due 02/01/11                                  1,055             988
Ford Motor Credit Co. (E)
   3.750% due 11/16/06                                    900             883
   4.000% due 03/21/07                                  1,800           1,752
FPL Group Capital, Inc.
   6.125% due 05/15/07                                    510             529
General Electric Capital Corp.
   3.050% due 03/09/07                                  2,200           2,203
   4.125% due 03/04/08                                    435             434
   3.250% due 06/15/09                                  1,155           1,107
   4.875% due 03/04/15                                  3,205           3,212
   Series MTNA
   4.250% due 01/15/08                                    740             741
   4.250% due 12/01/10                                     85              84
   6.000% due 06/15/12                                  1,750           1,881
General Electric Capital Corp. (N)
   Series MTNA
   4.750% due 09/15/14                                    210             209
General Electric Co.
   5.000% due 02/01/13                                  2,265           2,305
General Motors Acceptance Corp.
   3.695% due 05/18/06 (E)                                600             588
   6.125% due 09/15/06                                     80              80
   6.125% due 02/01/07                                    250             246

 84  Diversified Bond Fund

FRANK RUSSELL INVESTMENT COMPANY
DIVERSIFIED BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
   6.150% due 04/05/07                                    150             147
   6.125% due 08/28/07                                    900             877
   5.625% due 05/15/09                                  1,765           1,598
   7.750% due 01/19/10                                    340             320
   7.250% due 03/02/11                                  1,980           1,776
   6.875% due 09/15/11                                  1,660           1,454
   7.000% due 02/01/12                                  1,060             922
   6.875% due 08/28/12                                  1,680           1,447
General Motors Corp.
   8.375% due 07/15/33                                    110              84
Golden West Financial Corp.
   4.125% due 08/15/07                                    220             221
Goldman Sachs Group, Inc.
   4.125% due 01/15/08                                    680             678
   7.350% due 10/01/09                                    545             606
   6.875% due 01/15/11                                    625             691
   4.750% due 07/15/13                                    995             978
   5.125% due 01/15/15                                  2,550           2,547
   6.345% due 02/15/34                                  2,135           2,235
Goldman Sachs Group, Inc. (E)
   Series MTNB
   2.630% due 08/01/06                                  1,400           1,399
   3.190% due 03/30/07                                  2,000           2,001
Historic TW, Inc.
   9.125% due 01/15/13                                    220             276
   8.050% due 01/15/16 (N)                                485             582
   6.950% due 01/15/28                                    860             968
HJ Heinz Co. (N)
   6.375% due 07/15/28                                     50              57
HJ Heinz Finance Co.
   6.750% due 03/15/32                                    115             137
   6.000% due 03/15/12                                     40              43
Household Finance Corp.
   5.750% due 01/30/07                                    480             493
   4.750% due 05/15/09                                  4,425           4,462
   4.125% due 11/16/09                                  2,800           2,748
   7.000% due 05/15/12                                  1,485           1,675
   6.375% due 11/27/12                                    285             312
   4.750% due 07/15/13                                  1,415           1,399
   2.920% due 02/09/07 (E)                              2,000           2,004
HVB Funding Trust I (p)
   8.741% due 06/30/31                                    360             457
International Lease Finance Corp.
   6.375% due 03/15/09                                  2,165           2,301
   4.750% due 07/01/09                                  1,370           1,374
   5.875% due 05/01/13                                    495             517
   Series MTNP
   3.125% due 05/03/07                                  1,235           1,211
International Paper Co.
   5.500% due 01/15/14                                    675             680

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
ITT Industries, Inc.
   7.400% due 11/15/25                                    240             288
JP Morgan & Co., Inc.
   Series MTNA
   6.000% due 01/15/09                                    310             327
JP Morgan Chase Capital XV
   5.875% due 03/15/35                                  5,120           5,088
JPMorgan Chase & Co.
   4.500% due 01/15/12                                  1,880           1,846
   5.125% due 09/15/14                                  1,175           1,186
Kellogg Co.
   Series B
   6.600% due 04/01/11                                    955           1,056
KeyCorp
   7.500% due 06/15/06                                    565             586
Kraft Foods, Inc.
   4.000% due 10/01/08                                  1,330           1,312
   5.625% due 11/01/11                                  1,725           1,809
Kroger Co. (The) (N)
   7.500% due 04/01/31                                     70              82
Lehman Brothers Holdings, Inc.
   4.000% due 01/22/08                                    490             487
   6.625% due 01/18/12                                    325             359
Lockheed Martin Corp.
   8.500% due 12/01/29                                    410             569
M&I Marshall & Ilsley Bank
   Series BKNT
   4.400% due 03/15/10                                  1,370           1,366
Mach One Trust Commercial Mortgage-Backed (p)
   5.220% due 05/28/40                                  1,480           1,502
Manufacturers & Traders Trust Co.
   8.000% due 10/01/10                                    145             169
May Department Stores Co. (The) (N)
   4.800% due 07/15/09                                     90              90
   5.750% due 07/15/14                                    240             249
Merrill Lynch & Co., Inc.
   Series MTNB
   3.125% due 07/15/08                                  1,165           1,121
   Series MTNC
   5.000% due 01/15/15                                    915             916
Merrill Lynch & Co., Inc. (E)
   Series MTNC
   4.056% due 03/12/07                                    340             338
Merrill Lynch & Co., Inc. (E)(N)
   2.870% due 10/27/06                                  2,000           2,003

                                                       Diversified Bond Fund  85

FRANK RUSSELL INVESTMENT COMPANY
DIVERSIFIED BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Metropolitan Life Global Funding I (E)(p)
   3.090% due 03/16/07                                  2,000           2,001
Miller Brewing Co. (p)
   5.500% due 08/15/13                                    330             339
Morgan Stanley
   2.200% due 01/12/07 (E)                              2,000           2,003
   3.625% due 04/01/08                                    795             779
   3.875% due 01/15/09                                    730             716
   6.750% due 04/15/11                                    475             525
   4.750% due 04/01/14                                    280             271
   Series MTNF
   2.795% due 01/18/08                                  1,400           1,399
Natexis Ambs Co. LLC (p)(f)
   8.440% due 12/29/49                                    270             301
National City Bank
   4.500% due 03/15/10                                  1,910           1,913
National Rural Utilities Cooperative Finance
   Corp.
   5.750% due 08/28/09                                  1,055           1,106
New Cingular Wireless Services, Inc.
   7.875% due 03/01/11                                  1,905           2,192
   8.750% due 03/01/31                                  1,265           1,725
News America Holdings
   7.750% due 12/01/45                                     45              54
   7.900% due 12/01/95                                    230             277
   8.250% due 10/17/96                                     75              92
News America, Inc.
   6.750% due 01/09/38                                     45              50
   Series WI
   6.200% due 12/15/34                                  7,420           7,486
Nisource Finance Corp.
   7.875% due 11/15/10                                    355             410
Norfolk Southern Corp.
   6.200% due 04/15/09                                    845             897
   7.050% due 05/01/37                                    420             505
   7.900% due 05/15/97                                    190             253
Northern States Power Co.
   Series B
   8.000% due 08/28/12                                    860           1,036
Occidental Petroleum Corp.
   9.250% due 08/01/19                                    185             254
Ohio Power Co.
   Series F
   5.500% due 02/15/13                                     35              36
Pacific Gas & Electric Co.
   3.820% due 04/03/06 (E)                              2,200           2,205
   3.600% due 03/01/09                                    125             122
   4.200% due 03/01/11                                    115             112
   6.050% due 03/01/34                                    640             684

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Pacificorp
   4.300% due 09/15/08                                    615             614
Pemex Project Funding Master Trust
   7.375% due 12/15/14                                  1,600           1,738
Progress Energy, Inc.
   5.850% due 10/30/08                                    850             881
   7.100% due 03/01/11                                  1,100           1,205
   7.750% due 03/01/31                                    170             206
   7.000% due 10/30/31                                     90             100
Raytheon Co.
   6.750% due 08/15/07                                    439             462
RBS Capital Trust I (f)
   5.512% due 09/29/49                                    525             534
Safeway, Inc. (N)
   7.250% due 02/01/31                                     45              50
SBC Communications, Inc.
   4.125% due 09/15/09                                    185             182
   5.100% due 09/15/14                                    255             255
Simon Property Group, LP
   4.875% due 08/15/10                                  1,945           1,950
Southern California Edison Co.
   8.000% due 02/15/07                                    288             307
Sovereign Bank
   5.125% due 03/15/13                                    445             447
Sprint Capital Corp.
   6.000% due 01/15/07                                  1,225           1,257
   6.125% due 11/15/08                                  1,175           1,235
   7.625% due 01/30/11                                  2,870           3,240
   8.375% due 03/15/12                                    280             332
   6.875% due 11/15/28                                    425             474
   8.750% due 03/15/32 (N)                              3,185           4,283
Tele-Communications-TCI Group
   9.800% due 02/01/12                                    330             420
   7.875% due 08/01/13                                    915           1,080
Time Warner Entertainment Co., LP
   Series *
   8.375% due 03/15/23                                    675             849
   8.375% due 07/15/33                                  2,210           2,876
Time Warner, Inc.
   6.750% due 04/15/11                                  1,170           1,285
   6.875% due 05/01/12                                    610             679
   7.625% due 04/15/31                                    610             743
   7.700% due 05/01/32                                    570             702
Travelers Property Casualty Corp. (N)
   5.000% due 03/15/13                                    160             161
TXU Corp. (p)
   6.550% due 11/15/34                                    610             601

 86  Diversified Bond Fund

FRANK RUSSELL INVESTMENT COMPANY
DIVERSIFIED BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
TXU Electric Delivery Co.
   6.375% due 05/01/12                                     25              27
   6.375% due 01/15/15                                    180             197
TXU Energy Co. LLC (N)
   7.000% due 03/15/13                                    545             605
Unilever Capital Corp. (N)
   5.900% due 11/15/32                                    325             350
United Technologies Corp.
   4.875% due 05/01/15                                  1,010           1,011
Univision Communications, Inc.
   3.500% due 10/15/07                                    780             765
US Bancorp
   3.125% due 03/15/08                                  1,380           1,341
US Bank NA (N)
   5.700% due 12/15/08                                     70              73
Verizon Global Funding Corp.
   7.250% due 12/01/10                                    480             539
   7.375% due 09/01/12                                    670             773
   7.750% due 12/01/30                                  1,380           1,717
Verizon Maryland, Inc.
   Series A
   6.125% due 03/01/12                                  1,110           1,175
Verizon Wireless Capital LLC
   5.375% due 12/15/06                                    555             566
Viacom, Inc.
   6.625% due 05/15/11                                    995           1,061
Virginia Electric and Power Co.
   Series A
   5.375% due 02/01/07                                  1,500           1,529
Wachovia Corp.
   5.250% due 08/01/14                                  3,570           3,656
   6.550% due 10/15/35                                    275             321
Waste Management, Inc.
   6.375% due 11/15/12                                    445             490
Wells Fargo & Co.
   4.200% due 01/15/10                                    455             450
   4.950% due 10/16/13                                    240             242
   4.750% due 02/09/15                                  4,825           4,785
Weyerhaeuser Co.
   6.125% due 03/15/07                                    249             257
   6.750% due 03/15/12                                  1,085           1,158
Wyeth
   6.950% due 03/15/11                                  2,180           2,427
   5.500% due 03/15/13                                     85              88
   5.500% due 02/01/14                                     85              88
XTO Energy, Inc.
   6.250% due 04/15/13                                    450             488
Yum! Brands, Inc.
   8.875% due 04/15/11                                    165             199

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Zurich Capital Trust I (p)
   8.376% due 06/01/37                                  1,250           1,355
                                                                 ------------
                                                                      235,399
                                                                 ------------

International Debt - 3.7%
Abbey National PLC
   (Step Up, 6/15/08, 7.570%) (f)
   6.700% due 06/29/49                                    550             584
Anadarko Finance Co.
   Series B
   7.500% due 05/01/31                                    400             502
Apache Finance Canada Corp.
   4.375% due 05/15/15                                    615             599
Argent NIMs Trust (p)
   Series 2004-WN2 Class A
   4.550% due 04/25/34                                     89              89
Axa SA
   8.600% due 12/15/30                                    330             440
British Sky Broadcasting PLC
   8.200% due 07/15/09                                    365             413
British Telecommunications PLC
   8.875% due 12/15/30                                    125             171
Chalet Finance PLC (E)(p)
   Series 2003-2A Class A1
   2.580% due 11/26/13                                  1,070           1,071
ChevronTexaco Capital Co.
   3.500% due 09/17/07                                    590             583
Chile Government International Bond
   5.625% due 07/23/07                                    675             693
Conoco Funding Co.
   6.350% due 10/15/11                                    950           1,050
Credit-Based Asset Servicing and Securitization
   CBO, Ltd. (E)(p)
   Series 2004-9A Class A1
   2.970% due 04/08/39                                  2,312           2,312
Crest, Ltd. (p)
   Series 2003-2A Class C2
   5.709% due 12/28/38                                  1,655           1,698
Deutsche Telekom International Finance BV
   8.500% due 06/15/10                                  1,295           1,502
   5.250% due 07/22/13                                    190             194
   8.750% due 06/15/30                                  4,020           5,387
Diageo Finance BV
   3.000% due 12/15/06                                    705             693
Domtar, Inc.
   7.875% due 10/15/11                                  1,925           2,070

                                                       Diversified Bond Fund  87

FRANK RUSSELL INVESTMENT COMPANY
DIVERSIFIED BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
EnCana Corp.
   6.500% due 08/15/34                                     95             107
Equifirst Mortgage Loan Trust NIMs Notes (p)
   Series 2004-2 Class N1
   3.967% due 10/25/34                                    903             904
Export-Import Bank of Korea (p)
   4.125% due 02/10/09                                    290             285
First Franklin NIMs Trust (p)
   Series 2004-FF5 Class N1
   4.212% due 04/25/34                                    152             152
France Telecom SA
   8.000% due 03/01/11                                    755             870
   8.750% due 03/01/31                                    115             156
G-Force CDO, Ltd. (p)
   Series 2003-1A Class CFX
   5.700% due 12/25/38                                    750             758
Intelsat, Ltd.
   6.500% due 11/01/13                                    375             297
Interstar Millennium Trust (E)
   Series 2003-5G Class A2
   2.920% due 01/20/36                                  1,172           1,172
Korea Development Bank
   4.250% due 11/13/07                                    820             818
Korea Electric Power Corp. (p)
   5.125% due 04/23/34                                    145             146
Medallion Trust (E)
   Series 2003-1G Class A
   3.240% due 12/21/33                                    587             589
Mexico Government International Bond
   8.375% due 01/14/11                                  1,160           1,328
   6.375% due 01/16/13                                  2,010           2,096
   8.300% due 08/15/31                                    490             574
   7.500% due 04/08/33                                  2,886           3,124
   6.750% due 09/27/34                                  1,770           1,763
Mizuho Financial Group Cayman, Ltd. (p)
   5.790% due 04/15/14                                    410             424
Monumental Global Funding, Ltd. (p)
   4.625% due 03/15/10                                    190             192
Mound Financing PLC (E)(p)
   Series 2001-2A Class A2
   2.410% due 11/08/07                                  1,480           1,480
Newcastle CDO I, Ltd. (p)
   Series 2004-4A Class 3FX
   5.110% due 03/24/39                                    870             849
Nexen, Inc.
   5.875% due 03/10/35                                  1,685           1,624
Province of Quebec
   7.500% due 07/15/23                                    480             617
   5.000% due 07/17/09 (N)                                 40              41

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Russia Government International Bond (p)
   5.000% due 03/31/30                                  3,350           3,562
   5.000% due 03/31/30 (N)                                715             759
Santander Financial Issuances
   6.375% due 02/15/11                                    120             131
Sanwa Finance Aruba AEC
   8.350% due 07/15/09                                    285             324
Scottish Power PLC
   5.375% due 03/15/15                                  2,990           3,034
Systems 2001 AT LLC (p)
   7.156% due 12/15/11                                    229             247
Telecom Italia Capital SA
   6.375% due 11/15/33                                    225             235
Telecom Italia Capital SA (p)
   4.000% due 01/15/10                                  1,620           1,565
   4.950% due 09/30/14                                    745             726
   6.000% due 09/30/34                                  1,235           1,223
Telefonos de Mexico SA de CV
   4.500% due 11/19/08                                    495             488
Tengizchevroil Finance Co. (p)
   6.124% due 11/15/14                                    325             326
Tyco International Group SA
   6.375% due 10/15/11                                    445             482
   6.000% due 11/15/13                                    905             967
UFJ Finance Aruba AEC
   6.750% due 07/15/13                                     60              66
United Utilities PLC
   5.375% due 02/01/19                                     80              79
Vodafone Group PLC
   7.750% due 02/15/10                                    350             398
Wells Fargo Home Equity Trust (p)
   Series 2004-2N Class N1
   4.450% due 10/26/34                                    243             243
                                                                 ------------
                                                                       55,272
                                                                 ------------

Mortgage-Backed Securities - 38.1%
Arcap Reit, Inc. (p)
   Series 2004-RR3 Class B
   5.040% due 09/21/45                                    460             452

 88  Diversified Bond Fund

FRANK RUSSELL INVESTMENT COMPANY
DIVERSIFIED BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Banc of America Commercial Mortgage, Inc.
   Series 2004-3 Class A3
   4.875% due 06/10/39                                  1,000           1,015
   Series 2004-4 Class A3
   4.128% due 07/10/42                                    685             677
Bank of America Mortgage Securities
   Series 2004-1 Class 5A1
   6.500% due 09/25/33                                     70              71
Bear Stearns Adjustable Rate Mortgage Trust
   Series 2002-11 Class 1A1
   5.638% due 02/25/33                                     57              58
   Series 2002-11 Class 1A2
   5.348% due 02/25/33                                    118             119
   Series 2003-1 Class 6A1
   5.095% due 04/25/33                                    217             216
Bear Stearns Alt-A Trust
   Series 2005-4 Class 23A1
   5.446% due 05/25/35                                  1,400           1,415
Bear Stearns Commercial Mortgage Securities
   Series 2005-PWR7 Class A1
   4.386% due 02/11/41                                  1,143           1,147
Commercial Mortgage Acceptance Corp.
   Series 1998-C2 Class A3
   6.040% due 09/15/30                                  4,770           4,998
Country Wide Loans
   Series 2005-2 Class N
   4.500% due 06/15/08                                    570             566
Countrywide Home Loan Mortgage Pass Through
   Trust (E)
   Series 2003-42 Class 2A1
   2.780% due 10/25/33                                    209             208
   Series 2005-3 Class 1A2
   3.140% due 04/25/35                                    292             292
   Series 2005-9 Class M6
   4.170% due 05/25/35                                    310             311
Credit Suisse First Boston Mortgage Securities
   Corp.
   Series 2003-C5 Class A1
   3.093% due 12/15/36                                  2,500           2,442
DLJ Commercial Mortgage Corp.
   Series 1998-CF1 Class A1B
   6.410% due 02/18/31                                    835             875
Downey Savings & Loan Association Mortgage Loan
   Trust (E)
   Series 2004-AR3 Class 1A1B
   4.218% due 07/19/44                                    834             834

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Fannie Mae
   9.500% due 2006                                          2               2
   7.000% due 2007                                          9              10
   7.200% due 2007                                        687             719
   7.000% due 2008                                         23              24
   7.000% due 2009                                         44              48
   8.000% due 2010                                          4               4
   10.500% due 2010                                         1               1
   7.000% due 2011                                         19              20
   8.000% due 2011                                          4               5
   7.000% due 2012                                          7               7
   6.500% due 2013                                         44              46
   5.500% due 2014                                         46              47
   6.500% due 2015                                         33              34
   7.000% due 2015                                         19              20
   5.500% due 2016                                         10              10
   6.000% due 2016                                      1,025           1,061
   6.500% due 2016                                        191             199
   9.000% due 2016                                          3               4
   5.000% due 2017                                      2,299           2,319
   5.500% due 2017                                      1,394           1,429
   6.000% due 2017                                      2,885           2,991
   6.500% due 2017                                        713             744
   8.000% due 2017                                         59              65
   8.500% due 2017                                          8               9
   4.500% due 2018                                     13,425          13,315
   5.000% due 2018                                     16,184          16,323
   5.500% due 2018                                      1,870           1,916
   6.000% due 2018                                        344             357
   6.500% due 2018                                        485             506
   4.500% due 2019                                         83              82
   5.000% due 2019                                      7,470           7,529
   5.500% due 2019                                        158             162
   6.500% due 2019                                        206             215
   4.500% due 2020                                        230             228
   5.000% due 2020                                        893             900
   6.500% due 2020                                         78              81
   8.000% due 2020                                          7               7
   6.500% due 2022                                        124             129
   7.500% due 2022                                         25              27
   7.500% due 2023                                          2               2
   7.500% due 2024                                         60              66
   8.000% due 2024                                        151             165
   7.000% due 2025                                          9               9
   7.500% due 2025                                         15              15

                                                       Diversified Bond Fund  89

FRANK RUSSELL INVESTMENT COMPANY
DIVERSIFIED BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
   8.500% due 2025                                          4               5
   7.000% due 2026                                          7               7
   7.500% due 2027                                          4               5
   6.500% due 2028                                        632             659
   7.000% due 2028                                        578             613
   7.500% due 2028                                         12              12
   6.500% due 2029                                      2,084           2,171
   6.500% due 2030                                        278             290
   8.000% due 2030                                        317             346
   6.500% due 2031                                      1,247           1,300
   7.500% due 2031                                        179             192
   6.000% due 2032                                      2,027           2,084
   6.500% due 2032                                      1,830           1,905
   7.000% due 2032                                      1,408           1,486
   4.500% due 2033                                      1,854           1,794
   5.000% due 2033                                      5,539           5,500
   5.500% due 2033                                     21,530          21,761
   6.000% due 2033                                         24              24
   6.500% due 2033                                        371             386
   7.000% due 2033                                        673             712
   4.500% due 2034                                      1,237           1,195
   5.000% due 2034                                     25,442          25,262
   5.500% due 2034                                      6,817           6,889
   6.000% due 2034                                     17,789          18,277
   6.500% due 2034                                      1,265           1,318
   4.500% due 2035                                      2,302           2,224
   6.000% due 2035                                      3,953           4,062
   Series 1993-134 Class H
   6.500% due 08/25/08                                  1,045           1,084
   Series 1997-81 Class PC
   5.000% due 04/18/27                                     33              33
   Series 2004-27 Class JC
   5.000% due 05/25/34                                    571             568
Fannie Mae (E)
   Series 1993-208 Class SA
   Interest Only Strip
   0.450% due 02/25/23                                    773               2
Fannie Mae
   15 Year TBA (I)
   4.500%                                               5,485           5,425
   5.000%                                              13,870          13,965
   30 Year TBA (I)
   4.500%                                               8,730           8,476
   5.000%                                              20,865          20,630
   5.500%                                             114,295         115,489
   6.000%                                              28,180          28,922
   6.500%                                              19,325          20,093
Fannie Mae Grantor Trust
   Series 2001-T6 Class B
   6.088% due 05/25/11                                  1,150           1,248

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Fannie Mae Whole Loan
   Series 2003-W1 Class 1A1
   6.500% due 12/25/42                                    134             139
Fannie Mae Whole Loan (E)
   Series 2003-W5 Class A
   2.960% due 04/25/33                                    922             925
   Series 2003-W9 Class A
   2.970% due 06/25/33                                  1,496           1,495
Federal Home Loan Mortgage Corp. Structured Pass
   Through Securities
   Series 2003-H010 Class A1
   1.582% due 09/15/08                                    513             506
   Series 2004-H017 Class A1
   2.614% due 07/15/11                                  1,841           1,822
Freddie Mac
   7.000% due 2008                                         35              37
   8.000% due 2008                                          4               4
   8.500% due 2008                                          2               2
   8.000% due 2009                                         11              12
   7.000% due 2010                                         15              16
   8.000% due 2010                                          2               2
   6.000% due 2011                                        517             538
   7.000% due 2011                                          6               6
   8.000% due 2011                                         25              27
   6.000% due 2012                                          8               8
   8.000% due 2012                                         17              18
   7.000% due 2014                                        106             112
   12.000% due 2014                                        17              19
   12.000% due 2015                                         3               4
   6.000% due 2016                                         15              16
   9.000% due 2016                                         66              71
   6.000% due 2017                                        534             553
   8.000% due 2017                                         29              31
   4.500% due 2018                                      2,276           2,258
   5.000% due 2018                                        659             665
   4.500% due 2019                                        826             818
   5.500% due 2019                                      5,909           6,057
   5.500% due 2020                                        350             359
   9.000% due 2024                                          5               6
   6.500% due 2025                                         11              11
   8.500% due 2025                                         38              42
   9.000% due 2025                                          9              10
   9.000% due 2026                                          1               2
   8.500% due 2027                                        162             177
   6.500% due 2028                                        112             117
   6.500% due 2029                                        271             282

 90  Diversified Bond Fund

FRANK RUSSELL INVESTMENT COMPANY
DIVERSIFIED BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
   6.500% due 2031                                      3,221           3,354
   7.500% due 2031                                        108             116
   6.000% due 2032                                        306             316
   6.500% due 2032                                        377             393
   7.000% due 2032                                        777             821
   5.000% due 2033                                      2,564           2,546
   5.500% due 2033                                      8,811           8,920
   6.000% due 2033                                        473             486
   6.500% due 2033                                        846             880
   4.500% due 2034                                        226             218
   5.000% due 2034                                      8,281           8,204
   5.500% due 2034                                        369             374
   6.000% due 2034                                      7,178           7,371
   6.500% due 2034                                         23              23
   6.000% due 2035                                         29              30
   Series 1991-1053 Class G
   7.000% due 03/15/21                                     83              83
   Series 2003-2632 Class YH
   3.500% due 08/15/22                                  1,500           1,482
   Series 2003-2634 Class IO
   Interest Only Strip
   5.000% due 10/15/27                                  1,496             163
   Series 2003-2644 Class IC
   Interest Only Strip
   5.000% due 05/15/22                                  1,730             167
   Series 2004-2824 Class EI
   Interest Only Strip
   5.000% due 09/15/20                                    694              95
   Series 2004-2858 Class YJ
   Interest Only Strip
   5.500% due 03/15/20                                  1,635             121
   Series 2004-2887 Class QI
   Interest Only Strip
   5.500% due 02/15/24                                    754              77
   Series 2005-2927 Class IG
   Interest Only Strip
   5.000% due 04/15/23                                    596              96
Freddie Mac (E)
   7.652% due 2030                                          9              10
Freddie Mac
   15 Year TBA (I)
   4.500%                                                 870             861
   5.000%                                               8,495           8,450
   5.500%                                              14,520          14,675
   30 Year TBA (I)
   6.000%                                               5,125           5,260
GE Capital Commercial Mortgage Corp.
   Series 2005-C1 Class A1
   4.012% due 06/10/48                                    962             958
   Series 2005-C1 Class A5
   4.772% due 06/10/48                                    500             497

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
G-Force LLC
   4.830% due 09/22/13                                  2,105           2,107
Ginnie Mae I
   8.000% due 2007                                          1               1
   6.500% due 2008                                         17              18
   6.500% due 2009                                        228             237
   7.000% due 2011                                          2               2
   8.000% due 2016                                          1               1
   9.500% due 2016                                         12              14
   8.000% due 2017                                          8               9
   10.500% due 2020                                        13              15
   8.000% due 2022                                         38              41
   8.500% due 2022                                         19              21
   7.500% due 2025                                         22              23
   8.000% due 2025                                         70              76
   9.000% due 2025                                        351             385
   7.000% due 2029                                          9               9
   7.500% due 2029                                         87              93
   8.500% due 2029                                         11              11
   7.500% due 2030                                        335             360
   8.000% due 2030                                        839             909
   8.500% due 2030                                         60              66
   7.000% due 2031                                        715             757
   7.500% due 2031                                         26              28
   8.000% due 2031                                          6               6
   6.000% due 2032                                        478             494
   7.000% due 2032                                         56              60
   7.500% due 2032                                        178             191
   8.000% due 2032                                         25              27
   5.000% due 2033                                      2,425           2,425
   5.500% due 2033                                      4,943           5,036
   6.000% due 2033                                        438             452
   6.000% due 2034                                      2,291           2,365
Ginnie Mae I
   30 Year TBA (I)
   5.500%                                               4,980           5,064
   6.000%                                              13,860          14,289
   6.500%                                               3,700           3,872
Ginnie Mae II (E)
   3.375% due 2023                                        368             375
   4.125% due 2023                                        189             192
   4.625% due 2023                                        257             261
   3.375% due 2024                                        229             231

                                                       Diversified Bond Fund  91

FRANK RUSSELL INVESTMENT COMPANY
DIVERSIFIED BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
GMAC Mortgage Corp. Loan Trust (E)
   Series 2003-AR1 Class A1
   3.010% due 10/19/33                                     89              89
   Series 2003-AR2 Class 2A1
   3.040% due 12/19/33                                    427             427
Government National Mortgage Association
   Series 1998-23 Class ZA
   6.500% due 09/20/28                                  4,386           4,586
   Series 2002-61 Class A
   3.261% due 12/16/16                                     27              27
   Series 2002-61 Class BA
   4.648% due 03/16/26                                    785             790
Government National Mortgage Association I
   30 Year TBA (I)
   5.000%                                               9,365           9,345
Government National Mortgage Association II
   30 Year TBA (I)
   5.000%                                               2,715           2,757
Greenwich Capital Commercial Funding Corp.
   Series 2004-GG1 Class A7
   5.317% due 06/10/36                                  1,560           1,614
   Series 2005-GG3 Class A1
   3.919% due 08/10/42                                  1,237           1,230
GS Mortgage Securities Corp. II
   Series 1998-C1 Class A2
   6.620% due 10/18/30                                  1,575           1,671
IndyMac Loan Trust (E)(p)
   Series 2003-L1 Class A1
   2.910% due 11/25/08                                    453             453
   Series 2004-L1 Class A1
   2.810% due 07/25/09                                    971             971
JP Morgan Chase Commercial Mortgage Securities
   Corp.
   Series 2004-C3 Class A4
   4.657% due 01/15/42                                  1,410           1,404
   Series 2004-LN2 Class A1
   4.475% due 07/15/41                                    908             903
   Series 2005-CB11 Class A1
   4.520% due 08/12/37                                  1,756           1,766
   Series 2005-CB11 Class A3
   5.197% due 08/12/37                                    890             916
   Series 2005-CB11 Class A4
   5.335% due 08/12/37                                  1,850           1,913
   Series 2005-LDP1 Class A1
   4.116% due 03/15/46                                    897             896

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
JP Morgan Mortgage Trust
   Series 2005-A2 Class 3A1
   4.933% due 04/25/35                                  2,350           2,355
LB-UBS Commercial Mortgage Trust
   Series 2001-C3 Class A1
   6.058% due 06/15/20                                    421             438
   Series 2003-C3 Class A1
   2.599% due 05/15/27                                    883             855
   Series 2004-C4 Class A3
   4.987% due 06/15/29                                  1,455           1,499
Mastr Reperforming Loan Trust (p)
   Series 2005-1 Class 1A1
   6.000% due 08/25/34                                  1,163           1,192
Merrill Lynch Mortgage Trust
   Series 2004-MKB1 Class A2
   4.353% due 02/12/42                                    880             876
   Series 2005-MKB2 Class A1
   4.446% due 09/12/42                                  1,560           1,568
   Series 2005-MKB2 Class A4
   5.204% due 09/12/42                                    725             741
Morgan Stanley Capital I
   Series 2004-HQ3 Class A1
   3.100% due 01/13/41                                  1,503           1,464
   Series 2005-HQ5 Class A4
   5.168% due 01/14/42                                  1,150           1,177
   Series 2005-IQ9 Class A1
   3.990% due 07/15/56                                    976             972
   Series 2005-T17 Class A5
   4.780% due 12/13/41                                    285             284
Morgan Stanley Dean Witter Capital I
   Series 2001-TOP3 Class A3
   6.200% due 07/15/33                                    790             830
Mortgage Capital Funding, Inc.
   Series 1998-MC2 Class A2
   6.423% due 06/18/30                                  1,641           1,726
Nationslink Funding Corp.
   Series 1999-SL Class A4
   6.654% due 11/10/30                                    298             304
Nomura Asset Securities Corp.
   Series 1998-D6 Class A1B
   6.590% due 03/15/30                                    980           1,040
Prime Mortgage Trust (E)
   Series 2004-CL1 Class 1A2
   3.250% due 02/25/34                                    178             179
   Series 2004-CL1 Class 2A2
   3.250% due 02/25/19                                     45              45
SACO I, Inc. (E)(p)
   Series 2004-2 Class A2
   3.040% due 07/25/19                                    868             868

 92  Diversified Bond Fund

FRANK RUSSELL INVESTMENT COMPANY
DIVERSIFIED BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Small Business Administration
   Series 1999-P10B Class 1
   7.540% due 08/10/09                                    904             966
   Series 2000-10B Class 1
   7.452% due 09/01/10                                  3,194           3,412
   Series 2000-P10B Class 1
   7.449% due 08/01/10                                    121             129
Structured Asset Securities Corp.
   Series 2004-21XS Class 1A3
   4.440% due 12/25/34                                  1,515           1,500
Wachovia Bank Commercial Mortgage Trust
   Series 2005-C16 Class A2
   4.380% due 10/15/41                                  1,510           1,503
   Series 2005-C17 Class A1
   4.430% due 03/15/42                                  4,000           4,020
Washington Mutual (E)
   Series 2004-AR13 Class A1B1
   2.978% due 11/25/34                                  1,192           1,192
Washington Mutual, Inc. (E)
   Series 2005-AR6 Class B3
   3.690% due 04/25/45                                    590             590
                                                                 ------------
                                                                      572,182
                                                                 ------------

Municipal Bonds - 0.3%
Badger TOB Asset Securitization Corp. Revenue
   Bonds, semi-annual demand
   6.375% due 06/01/32                                    700             715
City of New York New York General Obligation
   Unlimited, semi-annual demand
   5.000% due 03/01/30                                    200             208
Golden State Tobacco Securitization Corp.
   Revenue Bonds, semi-annual demand
   5.000% due 06/01/21                                    820             826
New York City Municipal Water Finance Authority
   Revenue Bonds, semi-annual demand
   5.000% due 06/15/34                                    100             104
University of Illinois Revenue Bonds,
   semi-annual demand (u)
   5.000% due 04/01/29                                  2,800           2,931
University of Texas Revenue Bonds, semi-annual
   demand
   5.000% due 08/15/33                                    100             104
                                                                 ------------
                                                                        4,888
                                                                 ------------

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------

Non-US Bonds - 1.3%
Australia Government Bond
   5.250% due 08/15/10                           AUD    1,390           1,082
Bundesobligation
   3.250% due 04/17/09                           EUR    4,340           5,712
Canadian Government Bond
   5.750% due 06/01/33                           CAD      200             188
   3.000% due 12/01/36                           CAD      102             101
Deutsche Bundesrepublik
   4.250% due 01/04/14                           EUR    2,100           2,895
   5.625% due 01/04/28                           EUR      200             323
   5.500% due 01/04/31                           EUR      300             482
   4.750% due 07/04/34                           EUR      500             730
France Government Bond OAT
   3.000% due 07/25/09                           EUR    2,235           3,159
   5.750% due 10/25/32                           EUR      900           1,502
   4.750% due 04/25/35                           EUR      700           1,021
   4.000% due 04/25/55                           EUR      200             258
General Motors Corp.
   8.375% due 07/05/33                           EUR       90              88
Poland Government Bond
   6.000% due 05/24/09                           PLN    2,840             865
Spain Government Bond
   5.750% due 07/30/32                           EUR      300             500
   4.200% due 01/31/37                           EUR      200             266
                                                                 ------------
                                                                       19,172
                                                                 ------------

United States Government Agencies - 5.7%
Fannie Mae
   5.500% due 02/15/06                                  2,200           2,232
   3.550% due 01/12/07                                  5,625           5,598
   3.375% due 05/15/07                                  4,375           4,330
   6.625% due 10/15/07                                  2,430           2,580
   3.250% due 01/15/08                                  3,275           3,212
   3.250% due 02/15/09                                  1,270           1,231
   4.250% due 05/15/09                                  5,525           5,544
   7.250% due 01/15/10                                    885             998
   4.750% due 04/19/10                                  3,845           3,868
   6.125% due 03/15/12                                    580             638
   Zero coupon due 07/05/14                             2,570           1,688
   5.250% due 03/24/15                                    730             740
   5.000% due 04/26/17                                  1,755           1,754
   6.625% due 11/15/30                                  2,450           3,021
   6.210% due 08/06/38                                    240             288
Fannie Mae (N)
   2.500% due 06/15/08                                  6,075           5,802
   3.875% due 02/15/10                                  1,630           1,607
   4.375% due 03/15/13                                  1,125           1,119

                                                       Diversified Bond Fund  93

FRANK RUSSELL INVESTMENT COMPANY
DIVERSIFIED BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Fannie Mae (E)
   2.925% due 09/22/06                                  1,200           1,199
Federal Home Loan Bank System
   2.500% due 03/13/06                                  5,990           5,935
   3.250% due 07/21/06                                  1,395           1,387
   2.625% due 10/16/06                                  3,000           2,951
   5.375% due 02/15/07                                  1,520           1,557
   3.375% due 02/23/07                                    460             456
   4.875% due 05/15/07                                  2,680           2,728
   3.250% due 12/17/07                                  3,510           3,447
   4.500% due 09/16/13                                    960             962
   5.250% due 06/18/14                                    910             956
   5.125% due 08/15/19                                    420             432
Financing Corp.
   Principal Only Strip
   Zero coupon due 08/03/18                               765             406
   Zero coupon due 05/11/18                                90              48
   Zero coupon due 12/06/18                               155              81
   Zero coupon due 04/05/19                               875             446
   Zero coupon due 09/26/19                               585             291
Freddie Mac
   3.750% due 04/15/07                                  2,675           2,668
   6.625% due 09/15/09                                  3,110           3,411
   4.500% due 11/15/11                                  1,095           1,089
   5.750% due 01/15/12                                  5,190           5,590
   5.050% due 01/26/15                                  1,485           1,494
   6.750% due 03/15/31                                    520             654
Freddie Mac (N)
   4.000% due 12/15/09                                  1,645           1,635
                                                                 ------------
                                                                       86,073
                                                                 ------------

United States Government Treasuries - 22.0%
United States Treasury Inflation Indexed Bonds
   (N)
   3.875% due 01/15/09                                  3,391           3,747
   0.875% due 04/15/10                                 15,285          15,077
   3.000% due 07/15/12                                  1,813           2,017
   1.875% due 07/15/13                                    209             215
   2.000% due 01/15/14                                    311             323
   2.000% due 07/15/14                                  2,543           2,639
   1.625% due 01/15/15                                    904             906
   2.375% due 01/15/25                                  6,511           7,111
   3.625% due 04/15/28                                    237             317
United States Treasury Notes
   7.000% due 07/15/06                                  6,405           6,668
   2.375% due 08/31/06                                 11,115          10,951
   2.500% due 10/31/06                                 24,395          24,026
   2.875% due 11/30/06                                 16,210          16,039
   3.750% due 03/31/07                                    600             601
   3.125% due 05/15/07                                 18,925          18,731

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
   6.625% due 05/15/07                                  7,495           7,929
   6.125% due 08/15/07                                  3,175           3,346
   3.000% due 02/15/08                                  5,660           5,552
   3.375% due 02/15/08                                    450             446
   3.375% due 12/15/08                                 17,955          17,701
   3.250% due 01/15/09                                  6,685           6,558
   4.000% due 06/15/09                                    840             845
   3.625% due 07/15/09                                  6,725           6,668
   3.375% due 09/15/09                                  2,750           2,697
   3.625% due 01/15/10                                  6,470           6,398
   4.000% due 03/15/10                                  6,670           6,700
   5.750% due 08/15/10                                    300             326
   5.000% due 08/15/11                                  3,080           3,252
   4.875% due 02/15/12                                     70              74
   4.000% due 11/15/12                                    355             355
   4.250% due 08/15/13                                  1,135           1,144
   12.000% due 08/15/13                                   420             526
   4.250% due 11/15/13                                  3,970           3,999
   13.250% due 05/15/14                                   680             917
   4.250% due 08/15/14                                 13,010          13,065
   12.500% due 08/15/14                                 1,235           1,651
   9.250% due 02/15/16                                  2,555           3,643
   7.250% due 05/15/16                                  7,590           9,533
   7.500% due 11/15/16                                  1,000           1,285
   8.125% due 08/15/19                                  6,040           8,343
   8.125% due 08/15/21                                  4,570           6,436
   7.125% due 02/15/23                                  8,250          10,771
   6.875% due 08/15/25                                    955           1,238
   6.125% due 11/15/27                                    600             726
   6.125% due 08/15/29                                    305             372
   6.250% due 05/15/30                                  2,570           3,200
   5.375% due 02/15/31                                 16,660          18,818
United States Treasury Notes (N)
   3.000% due 12/31/06                                  3,960           3,922
   4.375% due 05/15/07                                  4,255           4,315
   3.500% due 12/15/09                                 14,875          14,637
   5.000% due 02/15/11                                  1,550           1,634
   4.750% due 05/15/14                                 11,974          12,482
   8.750% due 05/15/17                                  2,560           3,603
   6.000% due 02/15/26                                 20,445          24,192

 94  Diversified Bond Fund

FRANK RUSSELL INVESTMENT COMPANY
DIVERSIFIED BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
United States Treasury
   Principal Only Strip
   Zero coupon due 11/15/21                             3,640           1,678
                                                                 ------------
                                                                      330,345
                                                                 ------------

TOTAL LONG-TERM INVESTMENTS
   (cost $1,391,380)                                                1,398,751
                                                                 ------------

PREFERRED STOCKS - 0.1%
Auto and Transportation - 0.0%
General Motors Corp. (AE)                              17,025             282
                                                                 ------------

Financial Services - 0.1%
DG Funding Trust (p)                                      103           1,114
Fannie Mae (AE)                                         7,800             433
                                                                 ------------
                                                                        1,547
                                                                 ------------

TOTAL PREFERRED STOCKS
(cost $1,791)                                                           1,829
                                                                 ------------

                                                   NOTIONAL
                                                    AMOUNT
                                                      $
                                                 ------------
-----------------------------------------------------------------------------

OPTIONS PURCHASED - 0.0%
Euribor Futures
   Dec 2005 93.25 (EUR) Put (15)                        4,500              --
Eurodollar Futures
   Sep 2005 95.50 Call (13)                             3,104              25
   Sep 2005 94.50 Put (163)                            38,509               1
                                                                 ------------

TOTAL OPTIONS
(cost $37)                                                                 26
                                                                 ------------

                                                  PRINCIPAL
                                                  AMOUNT ($)
                                                  OR SHARES
                                                 ------------
-----------------------------------------------------------------------------
SHORT-TERM INVESTMENTS - 25.4%
ABN Amro North America (c)(z)
   2.770% due 05/02/05                                  2,100           2,100
Bank of America Corp. (z)
   3.010% due 07/07/05                                  1,800           1,786
Bank of Ireland Governor & Co. (c)(z)
   2.560% due 05/05/05                                  7,200           7,198
Banque Et Caisse D'Epargne (c)(z)
   2.980% due 05/27/05                                  2,200           2,195
Barclays US Funding, LLC (c)(z)
   2.935% due 05/20/05                                  5,400           5,392

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
   2.685% due 05/24/05                                  1,200           1,198
Citigroup Global Markets Holdings, Inc. (c)(z)
   2.760% due 05/03/05                                  2,100           2,100
Countrywide Financial Corp. (E)
   Series MTNA
   3.120% due 03/21/06                                  1,600           1,599
DaimlerChrysler NA Holding Corp.
   7.750% due 06/15/05                                  2,200           2,209
Danske Corp. Discount Notes (z)
   2.530% due 05/06/05 (c)                              5,500           5,498
   2.665% due 05/09/05 (c)                                200             200
   2.800% due 05/09/05 (c)                              2,800           2,798
   3.020% due 07/15/05                                    100              99
Deutsche Telekom International Finance BV
   8.250% due 06/15/05                                  1,000           1,006
Dexia Delaware (c)(z)
   2.995% due 06/01/05                                  1,800           1,795
DNB Nor Bank ASA (c)(z)
   2.700% due 05/31/05                                  1,300           1,297
Du Pont E I De Nemours & Co. Commercial Paper
   (c)(z)
   2.740% due 05/05/05                                  2,100           2,099
Fannie Mae
   9.500% due 12/01/05                                      2               2
   6.000% due 12/15/05                                  2,100           2,133
Fannie Mae Discount Notes (z)
   2.680% due 05/02/05 (c)                              2,100           2,100
   2.800% due 06/01/05 (c)                                600             599
   2.683% due 06/13/05 (c)                              1,700           1,694
   2.950% due 06/29/05 (c)(sec.)                          380             378
   2.950% due 07/06/05                                  5,100           5,062
   2.960% due 07/13/05                                  4,000           3,970
   3.010% due 07/27/05                                  4,500           4,466
   3.030% due 08/03/05                                  5,200           5,141
   3.050% due 08/05/05                                    100              99
Fannie Mae Discount Notes (N)
   2.789% due 07/20/05                                  7,100           7,014
Ford Motor Credit Co.
   7.600% due 08/01/05                                    200             201
   6.875% due 02/01/06                                    800             809
France Telecom SA
   7.450% due 03/01/06                                    800             823
Frank Russell Investment Company Money Market
   Fund                                           202,053,000         202,053

                                                       Diversified Bond Fund  95

FRANK RUSSELL INVESTMENT COMPANY
DIVERSIFIED BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Freddie Mac Discount Notes (z)
   2.790% due 05/31/05 (c)                              4,900           4,889
   2.970% due 06/28/05 (c)                              4,600           4,578
   2.920% due 06/30/05                                  1,600           1,586
   2.960% due 07/05/05                                  7,800           7,741
   3.000% due 07/26/05                                    400             397
   Freddie Mac Discount Notes (z)
   2.917% due 07/12/05                                  4,000           3,970
   3.020% due 08/09/05                                  5,700           5,631
General Electric Capital Corp. Discount Notes
   (z)
   2.970% due 06/20/05 (c)                              1,400           1,394
   3.090% due 07/25/05                                  5,000           4,962
General Motors Acceptance Corp.
   7.500% due 07/15/05                                    500             502
General Motors Acceptance Corp. (E)
   4.750% due 05/19/05                                    800             800
Halliburton Co. (E)
   4.160% due 10/17/05                                  2,000           2,012
HBOS Treasury Services, PLC (c)(z)
   2.780% due 05/04/05                                  2,100           2,100
   2.830% due 05/31/05                                    800             798
   2.870% due 06/07/05                                  2,000           1,994
International Business Machines
   2.720% due 05/05/05                                  2,100           2,099
Ixis Capital Corp. (z)
   2.980% due 06/21/05 (c)                              7,800           7,768
   2.940% due 07/08/05                                    800             792
KFW International Finance, Inc. (c)(z)
   2.850% due 05/16/05                                  7,000           6,992
National Australia Funding, Inc. (c)(z)
   3.000% due 06/01/05                                  2,200           2,194
Nordea North America, Inc. (c)(z)
   2.665% due 05/02/05                                  1,200           1,200
NPF XII, Inc. (E)(p)(O)
   Series 2002-1A Class A
   2.390% due 05/02/05                                  1,825             128
Rabobank USA Financial Corp. (c)(z)
   2.785% due 05/09/05                                  1,400           1,399
Santander Financial Issuances
   6.800% due 07/15/05                                     90              91
Skandinaviska Enskilda Banken (c)(z)
   2.680% due 05/03/05                                  1,100           1,100
   2.665% due 05/23/05                                  7,100           7,088
Svenska Handlesbanken, Inc. (z)
   3.050% due 07/20/05                                  7,900           7,839

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Swedbank Forenings (c)(z)
   2.710% due 05/31/05                                    700             698
Tennessee Valley Authority
   6.375% due 06/15/05                                     15              15
Total Fina Elf (c)(z)
   2.810% due 05/09/05                                  4,200           4,197
Toyota Motor Credit Co. (c)(z)
   2.740% due 05/05/05                                  2,100           2,099
UBS Financial Del, LLC (c)(z)
   2.770% due 05/02/05                                  2,200           2,200
   2.860% due 05/03/05                                    400             400
   2.795% due 05/04/05                                    100             100
   2.565% due 05/06/05                                  7,200           7,197
   2.670% due 05/25/05                                    200             200
   2.675% due 05/26/05                                    800             798
United States Treasury Bills (c)(z)(sec.)
   2.680% due 06/02/05                                    120             120
   2.690% due 06/02/05                                    120             120
   2.710% due 06/02/05                                    860             857
   2.781% due 06/09/05                                    800             798
   2.800% due 06/16/05                                    100             100
   2.740% due 06/16/05                                     30              30
United States Treasury Note
   6.750% due 05/15/05                                    710             711
US Bank NA
   Series BKNT
   5.625% due 11/30/05                                    500             506
                                                                 ------------

TOTAL SHORT-TERM INVESTMENTS
(cost $381,935)                                                       380,303
                                                                 ------------

OTHER SECURITIES - 6.3%
Frank Russell Investment Company Money Market
   Fund (X)                                        22,536,042          22,536
State Street Securities Lending Quality Trust
   (X)                                             71,003,824          71,004
                                                                 ------------

TOTAL OTHER SECURITIES
(cost $93,540)                                                         93,540
                                                                 ------------

TOTAL INVESTMENTS - 125.0%
(identified cost $1,868,683)                                        1,874,449

OTHER ASSETS AND LIABILITIES,
NET - (25.0%)                                                        (375,087)
                                                                 ------------

NET ASSETS - 100.0%                                                 1,499,362
                                                                 ============

See accompanying notes which are an integral part of the financial statements.

 96  Diversified Bond Fund

FRANK RUSSELL INVESTMENT COMPANY
DIVERSIFIED BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2005 (UNAUDITED)

Amounts in thousands

                                                                       UNREALIZED
                                                     NOTIONAL         APPRECIATION
FUTURES CONTRACTS                                     AMOUNT         (DEPRECIATION)
(NUMBER OF CONTRACTS)                                    $                  $
------------------------------------------------------------------------------------
Long Positions
10 Year Interest Rate Swap Futures
   expiration date 06/05 (54)                               5,965                 82
Eurodollar Futures
   expiration date 06/05 (6)                                1,449                 (3)
   expiration date 09/05 (519)                            124,891               (468)
   expiration date 12/05 (234)                             56,198               (179)
   expiration date 03/06 (85)                              20,387                 43
   expiration date 09/06 (4)                                  957                 (1)

United States Treasury Bonds
   expiration date 06/05 (64)                               7,350                191

United States Treasury 2 Year Notes
   expiration date 06/05 (215)                             44,656                 19

United States Treasury 5 Year Notes
   expiration date 06/05 (819)                             88,823                595

United States Treasury 10 Year Notes
   expiration date 06/05 (456)                             50,808                581

Short Positions
United States Treasury Bonds
   expiration date 06/05 (197)                             22,624               (777)

United States Treasury 5 Year Notes
   expiration date 06/05 (123)                             13,340                (33)
United States Treasury 10 Year Notes
   expiration date 06/05 (277)                             30,864               (403)
                                                                     ---------------

Total Unrealized Appreciation (Depreciation) on
   Open Futures Contracts                                                       (353)
                                                                     ===============
                                                     NOTIONAL            MARKET
OPTIONS WRITTEN                                       AMOUNT              VALUE
(NUMBER OF CONTRACTS)                                    $                  $
------------------------------------------------------------------------------------
Euribor Futures
   Jun 2005 97.75 (EUR) Put (27)                            8,491                 (3)

United States Treasury Notes
   May 2005 116.00 Call (11)                                1,276                 (5)
   May 2005 118.00 Call (2)                                   236                 --
   May 2005 108.00 Put (92)                                 9,936                 (1)
   May 2005 111.00 Put (21)                                 2,331                 (2)

United States Treasury Notes
10 Year Futures
   May 2005 112.00 Call (19)                                2,128                 (7)
   May 2005 113.00 Call (69)                                7,797                 (9)
   May 2005 114.00 Call (29)                                3,306                 (2)
   Aug 2005 110.00 Call (18)                               18,920                (40)
   May 2005 108.00 Put (97)                                10,476                 (3)
                                                                     ---------------

Total Liability for Options Written (premiums
   received $163)                                                                (72)
                                                                     ===============

FOREIGN CURRENCY EXCHANGE CONTRACTS
-------------------------------------------------------------------------
                                                             UNREALIZED
                                                            APPRECIATION
      AMOUNT                 AMOUNT          SETTLEMENT    (DEPRECIATION)
       SOLD                  BOUGHT             DATE             $
-------------------   --------------------   -----------   --------------
USD           5,201      EUR         4,015    05/04/05                (36)
USD           3,129      EUR         2,432    05/10/05                 14
USD           6,588      EUR         5,071    05/10/05                (34)
USD          17,685      EUR        13,665    05/10/05                (26)
USD             131      EUR           101    05/18/05                 (1)
USD             300      JPY        31,689    05/17/05                  3
USD           1,034      JPY       110,694    06/13/05                 26
USD           2,547      JPY       274,480    06/13/05                 81
USD             933      PLN         3,025    05/10/05                (20)
CAD             355      USD           287    06/09/05                  5
EUR          21,168      USD        27,668    05/10/05                314
EUR             168      USD           218    05/18/05                  2
EUR           3,559      USD         4,602    05/18/05                 20
EUR             398      USD           521    05/25/05                  8
EUR           4,015      USD         5,216    08/10/05                 13
EUR           5,071      USD         6,605    08/10/05                 33
PLN           1,507      USD           509    05/10/05                 54
PLN           1,518      USD           493    05/10/05                 35
PLN           3,025      USD           928    08/10/05                 20
                                                           --------------

Total Unrealized Appreciation (Depreciation) on Open
   Foreign Currency Related Transactions                              511
                                                           ==============

  See accompanying notes which are an integral part of the financial statements.

                                                       Diversified Bond Fund  97

FRANK RUSSELL INVESTMENT COMPANY
DIVERSIFIED BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2005 (UNAUDITED)

Amounts in thousands

INTEREST RATE SWAPS
------------------------------------------------------------------------------------------------------------------------------
                             NOTIONAL                                                                              MARKET
        COUNTER               AMOUNT                                                         TERMINATION           VALUE
         PARTY                  $              FUND RECEIVES             FUND PAYS               DATE                $
-----------------------   --------------   ----------------------   --------------------   ----------------   ----------------
Bank of America              CAD     300   6.000%                   Three Month LIBOR          06/16/15                      1
Barclays                    GBP      300   5.000%                   Six Month LIBOR            03/15/32                    (17)
Barclays                     EUR     300   6.000%                   Six Month LIBOR            03/15/32                     36
                                                                                                              ----------------

Total Market Value of Interest Rate Swaps Premiums Paid (Received) - $22                                                    20
                                                                                                              ================

CREDIT DEFAULT SWAPS
---------------------------------------------------------------------------------------------------------------------------
                                                    NOTIONAL            RECEIVE                                 MARKET
           COUNTER                  REFERENCE        AMOUNT              FIXED             TERMINATION          VALUE
            PARTY                     ENTITY            $                RATE                  DATE               $
------------------------------   ----------------   ---------   -----------------------   --------------   ----------------
                                 Eastman Kodak
Deutsche Bank                    Co.                      100   1.250%                       03/20/10                    (2)
                                 Eastman Kodak
Goldman Sachs                    Co.                      100   1.670%                       03/20/15                    (6)
                                                                                                           ----------------

Total Market Value of Credit Default Swaps                                                                               (8)
                                                                                                           ================

See accompanying notes which are an integral part of the financial statements.

 98  Diversified Bond Fund

FRANK RUSSELL INVESTMENT COMPANY
DIVERSIFIED BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2005 (UNAUDITED)

                                                   % OF
                                                    NET
PORTFOLIO SUMMARY                                 ASSETS
-------------------------------------------------------------
Asset-Backed Securities                                   6.4
Corporate Bonds and Notes                                15.7
International Debt                                        3.7
Mortgage-Backed Securities                               38.1
Municipal Bonds                                           0.3
Non-US Bonds                                              1.3
United States Government Agencies                         5.7
United States Government Treasuries                      22.0
Preferred Stock                                           0.1
Options Purchased                                         --*
Short-Term Investments                                   25.4
Other Securities                                          6.3
                                              ---------------
Total Investments                                       125.0
Other Assets and Liabilities, Net                       (25.0)
                                              ---------------

Net Assets                                              100.0
                                              ===============

Futures Contracts                                         --*
Written Options                                           --*
Foreign Currency Exchange Contracts                       --*
Interest Rate Swaps                                       --*
Credit Default Swaps                                      --*

* Less than .05%

  See accompanying notes which are an integral part of the financial statements.

                                                       Diversified Bond Fund  99

FRANK RUSSELL INVESTMENT COMPANY
MULTISTRATEGY BOND FUND

SHAREHOLDER EXPENSE EXAMPLE -- APRIL 30, 2005 (UNAUDITED)

--------------------------------------------------------------------------------

FUND EXPENSES

THE FOLLOWING DISCLOSURE PROVIDES IMPORTANT INFORMATION REGARDING EACH FUND'S EXPENSE EXAMPLE, WHICH APPEARS ON EACH FUND'S INDIVIDUAL PAGE IN THIS SEMIANNUAL REPORT. PLEASE REFER TO THIS INFORMATION WHEN REVIEWING THE EXPENSE EXAMPLE FOR A FUND.

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including advisory and administrative fees; distribution and/or service (12b-1) fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from November 1, 2004 to April 30, 2005.

ACTUAL EXPENSES

The information in the table under the heading "Actual Performance" provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table under the heading "Hypothetical Performance (5% return before expenses)" provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading "Hypothetical Performance (5% return before expenses)" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                  HYPOTHETICAL
                                                  PERFORMANCE
                                  ACTUAL           (5% RETURN
CLASS C                        PERFORMANCE      BEFORE EXPENSES)
-------                       --------------    ----------------
Beginning Account Value
November 1, 2004              $     1,000.00      $     1,000.00
Ending Account Value April
30, 2005                      $     1,006.50      $     1,015.83
Expenses Paid During
Period*                       $         9.20      $         9.25

* Expenses are equal to the Fund's annualized expense ratio of 1.85%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

                                                  HYPOTHETICAL
                                                  PERFORMANCE
                                  ACTUAL           (5% RETURN
CLASS E                        PERFORMANCE      BEFORE EXPENSES)
-------                       --------------    ----------------
Beginning Account Value
November 1, 2004              $     1,000.00      $     1,000.00
Ending Account Value April
30, 2005                      $     1,010.30      $     1,019.55
Expenses Paid During
Period*                       $         5.48      $         5.51

* Expenses are equal to the Fund's annualized expense ratio of 1.10%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

                                                  HYPOTHETICAL
                                                  PERFORMANCE
                                  ACTUAL           (5% RETURN
CLASS S                        PERFORMANCE      BEFORE EXPENSES)
-------                       --------------    ----------------
Beginning Account Value
November 1, 2004              $     1,000.00      $     1,000.00
Ending Account Value April
30, 2005                      $     1,011.50      $     1,020.78
Expenses Paid During
Period*                       $         4.24      $         4.26

* Expenses are equal to the Fund's annualized expense ratio of 0.85%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

 100  Multistrategy Bond Fund

FRANK RUSSELL INVESTMENT COMPANY
MULTISTRATEGY BOND FUND

SCHEDULE OF INVESTMENTS -- APRIL 30, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
LONG-TERM INVESTMENTS - 83.2%
Asset-Backed Securities - 7.5%
ABSC NIMs Trust
   Series 2004-HE1 Class A
   7.000% due 01/17/34                                    114             114
Alliance Capital Funding LLC (p)
   Series 1998-1 Class A3
   5.840% due 02/15/10                                     85              85
American Airlines, Inc.
   6.817% due 05/23/11                                    615             574
   7.858% due 10/01/11                                    635             655
American Express Credit Account Master Trust (E)
   Series 2002-1 Class A
   2.920% due 09/15/09                                  1,600           1,602
   Series 2002-2 Class A
   2.920% due 11/16/09                                  2,175           2,178
   Series 2002-3 Class A
   2.920% due 12/15/09                                  1,800           1,804
Ameriquest Mortgage Securities, Inc. (E)
   Series 2002-D Class M1
   5.350% due 02/25/33                                    450             457
Asset Backed Funding Certificates (E)
   Series 2004-HE1 Class A1
   2.980% due 06/25/22                                    408             408
   Series 2004-OPT5 Class A2
   3.040% due 06/25/25                                  1,338           1,338
   Series 2005-WF1 Class A2A
   3.140% due 01/25/35                                  3,050           3,050
BA Master Credit Card Trust (E)
   Series 1999-C Class A
   3.060% due 08/15/08                                  2,000           2,006
Bear Stearns Asset Backed Securities, Inc. (E)
   Series 2004-BO1 Class 1A1
   3.050% due 09/25/34                                  1,593           1,594
Capital Auto Receivables Asset Trust
   Series 2003-2 Class A3A
   1.440% due 02/15/07                                    642             637
   Series 2004-2 Class A2
   3.350% due 02/15/08                                    900             891
Capital Auto Receivables Asset Trust (E)
   Series 2003-3 Class A3B
   2.890% due 01/15/08                                  1,000           1,001
Capital One Multi-Asset Execution Trust
   Series 2003-C2 Class C2
   4.320% due 04/15/09                                    205             206

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Cendant Timeshare Receivables Funding LLC (p)
   Series 2004-1A Class A1
   3.670% due 05/20/16                                    345             340
Chancellor/Triton CBO, Ltd. (p)
   Series 1998-1A Class A1
   6.710% due 08/05/10                                    339             344
Chase Funding Net Interest Margin (p)
   Series 2003-6A Class NOTE
   5.000% due 01/27/35                                      1               1
Citibank Credit Card Issuance Trust
   Series 2000-A3 Class A3
   6.875% due 11/16/09                                    900             961
Citifinancial Mortgage Securities, Inc.
   Series 2003-3 Class AF2
   3.082% due 08/25/33                                    360             357
   Series 2003-4 Class AF3
   3.221% due 10/25/33                                    370             366
Conseco Finance (E)
   Series 2000-C Class A
   3.180% due 12/15/29                                    547             547
Continental Airlines, Inc.
   6.648% due 09/15/17                                    402             384
Countrywide Asset-Backed Certificates
   Series 2004-10 Class AF2
   3.323% due 05/25/22                                    920             909
   Series 2004-13 Class AF2
   3.683% due 08/25/24                                    695             688
   Series 2004-7 Class AF2
   3.324% due 12/25/23                                  1,310           1,295
   Series 2004-9 Class AF2
   3.337% due 09/25/23                                    625             618
   Series 2004-S1 Class A2
   3.872% due 03/25/20                                    745             738
   Series 2004-5 Class 4A1 (E)
   2.530% due 08/25/23                                    117             117
   Series 2005-3 Class AF1A (E)
   2.970% due 08/25/35                                    693             693
   Series 2004-1 NIMs Class NOTE (p)
   6.000% due 05/25/34                                    145             146
Entergy Gulf States, Inc. (E)
   2.800% due 12/01/09                                    335             336

                                                    Multistrategy Bond Fund  101

FRANK RUSSELL INVESTMENT COMPANY
MULTISTRATEGY BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Equifirst Mortgage Loan Trust (E)
   Series 2005-1 Class A1
   2.890% due 04/25/35                                  1,097           1,097
Equity One ABS, Inc. (E)
   Series 2004-2 Class AF1
   2.960% due 07/25/34                                  1,062           1,062
Fannie Mae
   Series 1992-10 Class ZD
   8.000% due 11/25/21                                  1,137           1,177
   Series 1996-46 Class ZA
   7.500% due 11/25/26                                    427             459
   Series 2005-1 Class KZ
   5.000% due 02/25/35                                    633             579
Fannie Mae Grantor Trust
   Series 2004-T4 Class A2
   3.930% due 02/25/20                                    685             682
   Series 2004-T4 Class A3
   4.420% due 08/25/24                                    610             610
FHA 221D4
   7.430% due 07/02/22                                     98              99
Freddie Mac
   Series 2001-2326 Class ZQ
   6.500% due 06/15/31                                  1,705           1,813
GE Capital Credit Card Master Note Trust (E)
   Series 2004-1 Class A
   2.640% due 06/15/10                                    800             800
   Series 2004-2 Class A
   2.850% due 09/15/10                                  1,950           1,950
GE Dealer Floorplan Master Note Trust (E)
   Series 2004-1 Class A
   2.900% due 07/20/08                                  1,050           1,050
GMAC Mortgage Corp. Loan Trust
   Series 2004-HE5 Class A3
   3.970% due 09/25/34                                  1,570           1,555
   Series 2004-HE4 Class A1 (E)
   2.960% due 03/25/35                                  1,300           1,301
Golden Tree High Yield Opportunities, LP
   Series 2000-1 Class C1
   9.404% due 10/31/07                                  1,100           1,126
GSAA Trust (p)
   Series 2004-4N Class NOTE
   6.250% due 05/25/34                                    460             460
GSAMP Trust (E)
   Series 2005-AHL Class A1
   3.154% due 04/25/35                                  1,100           1,100
Harley-Davidson Motorcycle Trust
   Series 2003-1 Class A1
   1.560% due 05/15/07                                     14              14

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
   Series 2004-2 Class A1
   2.180% due 01/15/09                                    978             970
HFC Home Equity Loan Asset Backed Certificates
   (E)
   Series 2003-1 Class A
   3.200% due 10/20/32                                    672             673
Honda Auto Receivables Owner Trust
   Series 2004-2 Class A2
   2.520% due 02/15/07                                  1,289           1,285
IXIS Real Estate Capital Trust (E)
   Series 2005-HE2 Class A1
   3.144% due 09/25/35                                  1,600           1,600
Long Beach Mortgage Loan Trust (E)
   Series 2003-1 Class A2
   3.250% due 03/25/33                                     31              31
   Series 2003-2 Class M2
   4.920% due 06/25/33                                  1,555           1,590
   Series 2004-A Class A
   3.000% due 02/25/24                                    365             365
   Series 2005-1 Class 2A1
   2.990% due 02/25/35                                  1,515           1,515
   Series 2005-2 Class 2A1
   2.950% due 04/25/35                                  2,050           2,050
Mastr Asset Backed Securities Trust (E)
   Series 2005-OPT1 Class A3
   3.190% due 03/25/35                                  1,225           1,225
MBNA Credit Card Master Note Trust (E)
   Series 2002-A10 Class A10
   2.950% due 02/16/10                                  1,700           1,705
MBNA Master Credit Card Trust USA
   Series 2000-E Class A
   7.800% due 10/15/12                                    600             695
   Series 1996-B Class A (E)
   3.070% due 08/15/08                                     45              45
Merrill Lynch Mortgage Investors, Inc.
   Series 2004-HE2 Class A2A (E)
   3.050% due 08/25/35                                    823             823
   Series 2004-WMC5 Class A2B1 (E)
   3.030% due 07/25/35                                    643             643
   Series 2004-WMC5 Class A2B2 (E)
   3.200% due 07/25/35                                    810             813
   Series 2005-NC1 Class A2B (E)
   3.070% due 10/25/35                                    300             300

 102  Multistrategy Bond Fund

FRANK RUSSELL INVESTMENT COMPANY
MULTISTRATEGY BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
   Series 2005-WMC1 Class A2A (E)
   2.950% due 09/25/35                                  1,069           1,069
   Series 2005-WMC1 Class A2B (E)
   3.070% due 09/25/35                                    865             866
   Series 2003-WM1N Class N1 (p)
   7.000% due 11/25/33                                     24              24
Mid-State Trust
   Series 2003-11 Class A1
   4.864% due 07/15/38                                    183             178
   Series 2004-1 Class A
   6.005% due 08/15/37                                    254             257
Nelnet Student Loan Trust (E)
   Series 2004-4 Class A1
   2.690% due 04/25/11                                    321             321
New Century Home Equity Loan Trust (E)
   Series 2004-4 Class A3
   2.990% due 02/25/35                                  1,687           1,687
   Series 2004-A Class AII1
   3.030% due 08/25/34                                    499             499
Novastar Home Equity Loan (E)
   Series 2004-4 Class A2B
   3.190% due 03/25/35                                  1,020           1,024
Option One Mortgage Loan Trust (E)
   Series 2003-2 Class M2
   4.720% due 04/25/33                                  1,930           1,964
   Series 2003-4 Class M2
   4.670% due 07/25/33                                  1,930           1,967
Ownit Mortgage Loan Asset Backed Certificates
   (E)
   Series 2005-2 Class A2A
   3.130% due 03/25/36                                  1,212           1,212
Popular ABS Mortgage Pass-Through Trust
   Series 2005-1 Class AF2
   3.914% due 05/25/35                                    445             442
Power Contract Financing LLC (p)
   6.256% due 02/01/10                                    450             467
Premium Asset Trust
   2.950% due 02/02/07                                    760             760
Renaissance Home Equity Loan Trust
   Series 2004-4 Class AF2
   3.856% due 02/25/35                                    765             759
   Series 2005-1 Class AF3
   4.456% due 05/25/35                                  1,075           1,073
   Series 2004-2 Class AF1 (E)
   3.050% due 07/25/34                                  2,098           2,099
Residential Asset Mortgage Products, Inc.
   Series 2004-RS10 Class AI2
   3.620% due 07/25/26                                    670             665

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
   Series 2004-RS4 Class AI3
   4.003% due 01/25/30                                    975             974
   Series 2004-RS6 Class AI3
   4.540% due 08/25/28                                    785             789
   Series 2004-RS7 Class AI3
   4.450% due 07/25/28                                  1,690           1,696
   Series 2004-RS8 Class AI2
   3.810% due 01/25/26                                    780             777
   Series 2004-RS8 Class AI3
   4.230% due 05/25/29                                    505             504
   Series 2004-RZ2 Class AI3
   4.300% due 01/25/31                                    480             480
   Series 2004-RS12 Class AII2 (E)
   3.080% due 12/25/34                                    410             411
   Series 2004-RS8 Class AII1 (E)
   2.990% due 05/25/26                                  2,492           2,492
   Series 2005-RS1 Class AII1 (E)
   2.960% due 01/25/35                                  1,100           1,100
Residential Asset Securities Corp.
   Series 2004-KS8 Class AI2
   3.340% due 10/25/24                                  1,915           1,895
Residential Asset Securities Corp. (E)
   Series 2003-KS1 Class M2
   4.770% due 01/25/33                                  1,035           1,044
   Series 2004-KS9 Class AI1
   3.020% due 07/25/21                                    405             405
Residential Funding Mortgage Securities II (E)
   Series 2004-HI2 Class A1
   3.000% due 02/25/13                                    223             223
Sankaty Market Value CDO (p)
   Series 2001-3 Class B1
   7.379% due 04/30/09                                    480             487
Saxon Asset Securities Trust (E)
   Series 2005-1 Class A2A
   2.960% due 05/25/35                                  1,083           1,083
   Series 2005-1 Class A2B
   3.070% due 05/25/35                                  1,605           1,606
Sears Credit Account Master Trust (E)
   Series 2002-4 Class A
   2.940% due 08/18/09                                  3,900           3,901
   Series 2002-5 Class A
   3.190% due 11/17/09                                  3,600           3,608

                                                    Multistrategy Bond Fund  103

FRANK RUSSELL INVESTMENT COMPANY
MULTISTRATEGY BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Sharps SP I LLC Net Interest Margin Trust (p)
   Series 2004-HE1N Class N
   6.900% due 11/25/33                                     71              71
Sharps SP I, LLC
   6.850% due 03/01/23                                    160             160
   7.000% due 01/25/34                                    262             262
SLM Student Loan Trust (E)
   Series 2004-1 Class A1
   2.740% due 01/26/15                                    351             351
   Series 2004-3 Class A3
   2.790% due 04/25/16                                    905             907
   Series 2004-6 Class A2
   2.740% due 01/25/13                                    991             992
   Series 2004-8 Class A3
   2.790% due 07/27/15                                  1,000           1,002
   Series 2004-9 Class A2
   2.720% due 10/25/12                                  1,950           1,949
Small Business Administration Participation
   Certificates
   7.500% due 04/01/17                                  2,193           2,338
Structured Asset Investment Loan Trust (E)
   Series 2003-BC8 Class M3
   4.950% due 08/25/33                                  1,200           1,229
   Series 2004-3 Class A4
   2.950% due 04/25/34                                    560             560
   Series 2005-2 Class A2
   2.970% due 03/25/35                                  1,167           1,167
Structured Asset Securities Corp.
   Series 2001-SB1 Class A2
   3.375% due 08/25/31                                    648             609
   Series 2004-19XS Class A2
   4.370% due 10/25/34                                  2,125           2,105
   Series 2005-2XS Class 1A2A
   4.510% due 02/25/35                                  1,770           1,766
Tenaska Alabama II Partners, LP (p)
   6.125% due 03/30/23                                    485             504
Terwin Mortgage Trust (E)
   Series 2004-22SL Class A
   3.240% due 11/25/35                                  1,487           1,491
TXU Electric Delivery Transition Bond Co.
   Series 2004-1 Class A2
   4.810% due 11/17/14                                    300             304
USAA Auto Owner Trust
   Series 2004-2 Class A2
   2.410% due 02/15/07                                    529             527
Wachovia Auto Owner Trust
   Series 2004-B Class A2
   2.400% due 05/21/07                                  1,100           1,096

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Wells Fargo Financial Auto Owner Trust
   Series 2004-A Class A2
   1.470% due 03/15/07                                    390             389
Wells Fargo Home Equity Trust (E)
   Series 2004-2 Class A31
   3.010% due 06/25/19                                    225             225
World Financial Properties (p)
   6.910% due 09/01/13                                    706             762
   6.950% due 09/01/13                                    208             225
World Omni Auto Receivables Trust
   Series 2004-A Class A2
   2.580% due 07/12/07                                    913             910
                                                                 ------------
                                                                      123,411
                                                                 ------------

Corporate Bonds and Notes - 13.5%
Aetna, Inc.
   7.875% due 03/01/11                                    755             870
AIG SunAmerica Global Financing VI (p)
   6.300% due 05/10/11                                    950           1,028
Albertson's, Inc.
   7.450% due 08/01/29                                    245             269
Alltel Corp.
   4.656% due 05/17/07                                    710             716
Altria Group, Inc.
   7.000% due 11/04/13 (N)                                350             387
   7.750% due 01/15/27                                    180             211
Amerada Hess Corp.
   6.650% due 08/15/11                                    225             242
   7.300% due 08/15/31                                    525             600
American Electric Power Co., Inc.
   Series C
   5.375% due 03/15/10                                    100             103
American General Finance Corp.
   Series MTNI
   4.625% due 05/15/09                                    220             221
American General Finance Corp. (N)
   Series MTNH
   4.625% due 09/01/10                                     45              45
   Series MTNG (E)
   3.093% due 03/23/07                                    300             299
American RE Corp.
   Series B
   7.450% due 12/15/26                                  1,155           1,330

 104  Multistrategy Bond Fund

FRANK RUSSELL INVESTMENT COMPANY
MULTISTRATEGY BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Arizona Public Service Co.
   6.750% due 11/15/06                                    180             187
   5.800% due 06/30/14                                    365             386
AT&T Corp.
   9.050% due 11/15/11                                     85              97
   9.750% due 11/15/31                                    535             666
Atmos Energy Corp. (E)
   3.035% due 10/15/07                                    575             576
Autonation, Inc.
   9.000% due 08/01/08                                    120             131
Avista Capital Trust III
   6.500% due 04/01/34                                    980           1,000
Avista Corp.
   7.750% due 01/01/07                                     55              58
   9.750% due 06/01/08                                    610             697
AXA Financial, Inc.
   6.500% due 04/01/08                                    120             127
BAE Systems Holdings, Inc. (p)
   6.400% due 12/15/11                                  2,600           2,835
Bank of America Corp.
   7.800% due 02/15/10                                    460             524
BellSouth Corp.
   4.200% due 09/15/09                                    295             291
   4.750% due 11/15/12                                    520             517
   5.200% due 12/15/16                                    185             185
Boeing Capital Corp. (N)
   6.100% due 03/01/11                                    315             338
Boyd Gaming Corp.
   9.250% due 08/01/09                                    349             368
Burlington Northern and Santa Fe Railway Co.
   4.575% due 01/15/21                                    240             237
Burlington Northern Santa Fe Corp.
   6.875% due 12/01/27                                     55              64
   6.750% due 03/15/29 (N)                                110             127
Campbell Soup Co.
   5.875% due 10/01/08                                    430             452
Caremark Rx, Inc.
   7.375% due 10/01/06                                  1,170           1,215
Carolina Power & Light Co.
   6.500% due 07/15/12                                     50              55
Caterpillar Financial Services Corp.
   Series MTNF
   3.625% due 11/15/07                                    160             158
   Series MTNF (E)
   2.920% due 08/20/07                                    470             470
CC Funding Trust I
   6.900% due 02/16/07                                     85              89
CenterPoint Energy Houston Electric LLC
   Series J2
   5.700% due 03/15/13                                    470             494

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
CenterPoint Energy Resources Corp.
   7.875% due 04/01/13                                  1,130           1,331
Centex Corp. (E)
   2.993% due 08/01/07                                    665             666
Cincinnati Gas & Electric
   5.700% due 09/15/12                                    210             221
CIT Group, Inc.
   5.750% due 09/25/07 (N)                                345             357
   3.650% due 11/23/07                                    260             256
   6.875% due 11/01/09                                    140             153
Citicorp
   Series MTNF
   6.375% due 11/15/08                                    265             282
Citigroup Global Markets Holdings, Inc. (E)
   Series MTNM
   2.999% due 03/07/08                                  1,800           1,799
Citigroup, Inc.
   3.500% due 02/01/08                                  3,110           3,054
   4.125% due 02/22/10                                    480             473
   6.000% due 02/21/12                                    305             329
   5.625% due 08/27/12                                    535             564
   5.000% due 09/15/14                                    785             790
   5.875% due 02/22/33                                  1,375           1,442
Citizens Communications Co.
   9.250% due 05/15/11                                    675             731
Clear Channel Communications, Inc.
   5.750% due 01/15/13 (N)                                275             268
   5.500% due 09/15/14 (N)                                935             886
Clorox Co. (p)
   2.544% due 12/14/07 (E)                                525             526
   4.200% due 01/15/10                                    525             521
   5.000% due 01/15/15                                    340             345
Columbus Southern Power Co.
   Series C
   5.500% due 03/01/13                                    315             327
Comcast Cable Communications
   8.375% due 05/01/07                                    705             760
   6.750% due 01/30/11                                    375             412
Comcast Corp.
   7.625% due 02/15/08                                    100             108
   5.850% due 01/15/10 (N)                                700             736
Consolidated Natural Gas Co.
   5.000% due 12/01/14                                    410             408

                                                    Multistrategy Bond Fund  105

FRANK RUSSELL INVESTMENT COMPANY
MULTISTRATEGY BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
   Series A
   5.000% due 03/01/14                                    105             105
   Series C
   6.250% due 11/01/11                                    155             168
Consumers Energy Co.
   4.800% due 02/17/09                                    325             327
   4.000% due 05/15/10                                     85              82
   5.375% due 04/15/13                                     95              97
Continental Airlines, Inc.
   Series 00-1
   7.918% due 05/01/10                                  1,155           1,149
   Series 01-1
   6.503% due 06/15/11                                    370             354
Corrections Corp. of America
   7.500% due 05/01/11                                    380             392
Countrywide Home Loans, Inc.
   3.250% due 05/21/08                                    520             502
   Series MTNK
   5.500% due 02/01/07                                    135             138
COX Communications, Inc. (p)
   4.625% due 01/15/10                                    845             832
Credit Suisse First Boston USA, Inc.
   4.625% due 01/15/08                                    200             202
   6.500% due 01/15/12                                    215             237
   5.500% due 08/15/13 (N)                                230             240
CSC Holdings, Inc.
   10.500% due 05/15/16                                   665             727
CSX Corp.
   3.050% due 08/03/06 (E)                                365             366
   9.000% due 08/15/06                                    175             185
DaimlerChrysler NA Holding Corp.
   3.450% due 09/10/07                                    890             881
   7.300% due 01/15/12 (N)                                155             166
   8.500% due 01/18/31 (N)                                165             188
   Series MTND (E)
   3.150% due 11/17/06                                  2,800           2,789
Detroit Edison Co.
   6.125% due 10/01/10                                    305             327
   4.800% due 02/15/15 (p)                                395             390
   6.350% due 10/15/32                                    275             309
Developers Diversified Realty Corp.
   4.625% due 08/01/10                                    755             740
Devon Financing Corp. ULC
   6.875% due 09/30/11                                    420             466
Dominion Resources, Inc.
   Series A
   7.195% due 09/15/14                                    520             600
   Series B
   6.250% due 06/30/12                                    120             130
DPL, Inc.
   6.875% due 09/01/11                                    685             730

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
DR Horton, Inc.
   5.250% due 02/15/15                                    485             452
   5.625% due 01/15/16                                    785             755
Dresdner Funding Trust I (p)
   8.151% due 06/30/31                                  1,005           1,247
Duke Capital Corp.
   4.302% due 05/18/06                                    320             320
Duke Energy Field Services LLC
   5.750% due 11/15/06                                     80              82
   6.875% due 02/01/11 (N)                                 60              66
Echostar DBS Corp.
   6.375% due 10/01/11                                    595             588
El Paso Corp.
   6.950% due 12/15/07                                  2,600           2,594
El Paso Natural Gas Co.
   Series A
   7.625% due 08/01/10                                    225             235
Eli Lilly & Co.
   6.770% due 01/01/36                                  1,170           1,436
Entergy Gulf States, Inc.
   3.600% due 06/01/08                                    120             117
Enterprise Products Operating, LP
   4.000% due 10/15/07                                    700             687
   4.625% due 10/15/09                                    565             556
EOP Operating, LP
   7.500% due 04/19/29                                    297             344
   4.750% due 03/15/14 (N)                                 70              67
Erac USA Finance Co. (p)
   7.350% due 06/15/08                                    560             607
Exelon Corp.
   6.750% due 05/01/11                                    215             236
Farmers Exchange Capital (p)
   7.050% due 07/15/28                                  1,890           1,997
Farmers Insurance Exchange (p)
   6.000% due 08/01/14                                    570             585
   8.625% due 05/01/24                                    875           1,080
FedEx Corp.
   2.650% due 04/01/07                                    220             214
   7.600% due 07/01/97                                    225             279
Fifth Third Bank
   7.750% due 08/15/10                                    540             544
Financing Corp.
   Series 10P
   Principal Only Strip
   Zero Coupon due 11/30/17                             2,700           1,487

 106  Multistrategy Bond Fund

FRANK RUSSELL INVESTMENT COMPANY
MULTISTRATEGY BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
   Series 15P
   Principal Only Strip
   Zero Coupon due 03/07/19                               390             200
   Series 2P
   Principal Only Strip
   Zero Coupon due 11/30/17                             1,180             650
FirstEnergy Corp.
   Series B
   6.450% due 11/15/11                                  1,965           2,110
   Series C
   7.375% due 11/15/31                                    345             407
Fisher Scientific International, Inc. (p)
   6.750% due 08/15/14                                    245             247
FMC Corp.
   10.250% due 11/01/09                                    35              39
Ford Motor Co.
   6.375% due 02/01/29                                    260             193
   7.450% due 07/16/31 (N)                              1,005             826
Ford Motor Credit Co.
   3.200% due 03/13/07 (E)                              2,250           2,102
   5.625% due 10/01/08 (N)                                465             439
   5.800% due 01/12/09                                    500             465
   7.375% due 10/28/09                                    160             154
   5.700% due 01/15/10                                    405             366
   7.875% due 06/15/10                                  1,175           1,131
   7.375% due 02/01/11                                  2,265           2,121
   7.250% due 10/25/11                                    195             180
   7.000% due 10/01/13                                    475             427
FPL Group Capital, Inc.
   4.086% due 02/16/07                                  1,255           1,253
General Electric Capital Corp.
   3.005% due 01/15/08                                    700             700
   4.125% due 03/04/08                                  1,450           1,447
   Series MTNA
   4.250% due 12/01/10                                    395             391
   6.000% due 06/15/12                                    100             108
   6.750% due 03/15/32                                    465             555
   Series MTNA (N)
   4.750% due 09/15/14                                    520             516
General Electric Co.
   5.000% due 02/01/13                                  1,470           1,496
General Motors Acceptance Corp.
   4.500% due 07/15/06 (N)                                115             112
   6.125% due 09/15/06 (N)                              2,100           2,087
   4.050% due 01/16/07 (E)                              1,500           1,432
   3.610% due 07/16/07 (E)                                770             721
   7.250% due 03/02/11                                    285             256
   6.875% due 09/15/11                                  3,720           3,259
   7.000% due 02/01/12                                    275             239
   Zero coupon due 06/15/15                             2,290             944
   8.000% due 11/01/31                                    440             370

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
General Motors Corp. (N)
   8.375% due 07/15/33                                  1,220             929
Georgia-Pacific Corp.
   8.125% due 05/15/11                                  1,000           1,094
Glencore Funding LLC (p)
   6.000% due 04/15/14                                    300             284
Golden West Financial Corp.
   4.125% due 08/15/07                                    360             361
Goldman Sachs Group, Inc.
   6.875% due 01/15/11                                  1,745           1,929
   6.600% due 01/15/12                                    150             165
   5.250% due 10/15/13                                    425             431
   6.345% due 02/15/34                                    945             989
Great Atlantic & Pacific Tea Co.
   7.750% due 04/15/07                                    320             322
GTE Hawaiian Telephone Co.
   7.375% due 09/01/06                                    200             202
Halliburton Co.
   5.500% due 10/15/10                                    355             369
Hartford Financial Services Group, Inc.
   2.375% due 06/01/06                                     40              39
   7.900% due 06/15/10                                     80              91
HCA, Inc.
   5.500% due 12/01/09                                    800             794
   7.875% due 02/01/11                                     50              54
   6.950% due 05/01/12                                    395             412
   7.500% due 12/15/23                                    400             405
Health Net, Inc.
   9.875% due 04/15/11                                    550             663
Historic TW, Inc.
   8.180% due 08/15/07                                  1,350           1,459
   9.125% due 01/15/13                                    430             540
   8.050% due 01/15/16                                  1,490           1,787
   6.625% due 05/15/29                                    140             152
HJ Heinz Finance Co.
   6.750% due 03/15/32                                    250             298
   6.000% due 03/15/12                                    320             346
Household Finance Corp.
   4.125% due 12/15/08 (N)                                175             173
   5.875% due 02/01/09                                    660             691
   4.750% due 05/15/09                                  1,570           1,583
   4.125% due 11/16/09                                    270             265
   8.000% due 07/15/10                                    165             191
   6.375% due 11/27/12                                    625             685
HSBC Bank USA NA
   Series BKNT
   3.875% due 09/15/09                                    855             835

                                                    Multistrategy Bond Fund  107

FRANK RUSSELL INVESTMENT COMPANY
MULTISTRATEGY BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
HVB Funding Trust I (p)
   8.741% due 06/30/31                                    730             927
Hyatt Equities LLC (p)
   6.875% due 06/15/07                                    335             347
ICI Wilmington, Inc.
   4.375% due 12/01/08                                    210             208
International Lease Finance Corp.
   6.375% due 03/15/09                                    350             372
International Paper Co.
   5.500% due 01/15/14                                    905             911
Interpublic Group of Cos., Inc.
   5.400% due 11/15/09                                    285             276
Iron Mountain, Inc.
   7.750% due 01/15/15                                    185             177
   6.625% due 01/01/16                                    200             178
ITT Industries, Inc.
   7.400% due 11/15/25                                    455             547
John Hancock Financial Services, Inc.
   5.625% due 12/01/08                                    120             125
John Hancock Global Funding II (p)
   7.900% due 07/02/10                                    440             508
Jones Apparel Group, Inc. (p)
   4.250% due 11/15/09                                    470             452
JP Morgan & Co., Inc.
   Series MTNA
   6.000% due 01/15/09                                    495             521
JPMorgan Chase & Co.
   5.350% due 03/01/07                                    160             163
   6.000% due 02/15/09                                    170             179
   7.000% due 11/15/09                                     65              71
   6.750% due 02/01/11                                    235             260
   6.625% due 03/15/12                                     95             105
Kellogg Co.
   Series B
   6.600% due 04/01/11                                  2,205           2,438
Kerr-McGee Corp.
   5.875% due 09/15/06                                     45              45
   7.875% due 09/15/31                                    300             301
KeySpan Corp. (N)
   7.625% due 11/15/10                                    525             603
Kraft Foods, Inc.
   5.250% due 06/01/07                                    170             173
   4.125% due 11/12/09                                  1,000             982
   5.625% due 11/01/11                                  3,915           4,107
Kroger Co. (The)
   7.250% due 06/01/09                                    270             295
   8.000% due 09/15/29                                    210             256
Lehman Brothers Holdings, Inc.
   6.625% due 01/18/12                                    745             823
Levi Strauss & Co.
   12.250% due 12/15/12                                   540             572

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Liberty Media Corp. (E)
   4.510% due 09/17/06                                  1,725           1,745
Liberty Mutual Group (p)
   7.000% due 03/15/34                                    785             811
Limited Brands (N)
   6.950% due 03/01/33                                    685             705
Lockheed Martin Corp.
   8.500% due 12/01/29                                    255             354
Lodgenet Entertainment Corp.
   9.500% due 06/15/13                                    395             425
Lubrizol Corp.
   4.625% due 10/01/09                                    565             560
M&I Marshall & Ilsley Bank
   Series BKNT
   3.800% due 02/08/08                                    755             747
Manufacturers & Traders Trust Co.
   8.000% due 10/01/10                                    220             257
Marsh & McLennan Cos., Inc.
   5.375% due 03/15/07                                  1,165           1,185
   2.770% due 07/13/07 (E)                                580             576
   5.375% due 07/15/14 (N)                                465             453
   5.875% due 08/01/33                                    270             255
May Department Stores Co. (The)
   4.800% due 07/15/09                                    195             195
   5.750% due 07/15/14                                    515             533
MBNA America Bank NA
   7.125% due 11/15/12                                     85              95
MBNA Corp.
   6.125% due 03/01/13                                    650             688
   3.640% due 05/05/08 (E)                                585             585
MCI, Inc.
   6.908% due 05/01/07                                  1,440           1,462
   7.688% due 05/01/09                                    465             480
Medco Health Solutions, Inc.
   7.250% due 08/15/13                                  1,180           1,312
MGM Mirage
   9.750% due 06/01/07                                    755             814
   8.500% due 09/15/10                                    545             594
   6.750% due 09/01/12                                    220             220
Michaels Stores, Inc.
   9.250% due 07/01/09                                    655             689
Midland Funding II
   Series B
   13.250% due 07/23/06                                   700             750
Miller Brewing Co. (p)
   4.250% due 08/15/08                                    445             441
   5.500% due 08/15/13                                    705             725

 108  Multistrategy Bond Fund

FRANK RUSSELL INVESTMENT COMPANY
MULTISTRATEGY BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Mohawk Industries, Inc.
   Series D
   7.200% due 04/15/12                                    220             249
Monongahela Power Co.
   5.000% due 10/01/06                                    630             635
Morgan Stanley
   6.750% due 04/15/11                                  1,025           1,132
   4.750% due 04/01/14                                    795             768
Motorola, Inc.
   4.608% due 11/16/07                                  1,335           1,344
Natexis Ambs Co. LLC (p)(f)
   8.440% due 12/29/49                                    430             480
National Rural Utilities Cooperative Finance
   Corp.
   5.750% due 08/28/09                                    200             210
Nationwide Financial Services
   6.250% due 11/15/11                                    395             430
Nationwide Mutual Insurance Co. (p)
   7.875% due 04/01/33                                    655             808
Nevada Power Co.
   9.000% due 08/15/13                                    190             209
New Cingular Wireless Services, Inc.
   7.875% due 03/01/11                                    100             115
   8.750% due 03/01/31                                     90             123
News America Holdings
   8.875% due 04/26/23                                    120             156
   7.750% due 12/01/45                                    200             239
   7.900% due 12/01/95                                    410             494
   8.250% due 10/17/96                                    135             166
News America, Inc.
   7.125% due 04/08/28                                     75              84
   7.300% due 04/30/28                                    310             356
   6.750% due 01/09/38                                     65              73
   Series WI
   5.300% due 12/15/14                                    100             100
Nisource Finance Corp.
   3.430% due 11/23/09 (E)                                280             282
   7.875% due 11/15/10                                    735             849
Norfolk Southern Corp.
   7.350% due 05/15/07                                    110             117
   7.050% due 05/01/37                                    280             337
   7.900% due 05/15/97                                    930           1,240
North Front Pass-Through Trust (p)
   5.810% due 12/15/24                                  1,700           1,741
Occidental Petroleum Corp.
   9.250% due 08/01/19                                    285             391
Ohio Edison Co. (N)
   5.450% due 05/01/15                                    155             158
Ohio Power Co. (N)
   Series F
   5.500% due 02/15/13                                     55              57

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Pacific Gas & Electric Co.
   3.600% due 03/01/09                                    325             316
   4.200% due 03/01/11                                    290             283
   6.050% due 03/01/34                                    770             823
Panhandle Eastern Pipe Line
   2.750% due 03/15/07                                    125             121
Pemex Project Funding Master Trust
   7.375% due 12/15/14                                    385             418
   8.625% due 02/01/22                                  1,165           1,348
Pinnacle Entertainment, Inc.
   8.250% due 03/15/12                                    545             534
Pinnacle West Energy Corp. (E)(p)
   3.630% due 04/01/07                                    760             760
Plains Exploration & Production Co.
   7.125% due 06/15/14                                     80              83
Popular North America Capital Trust I
   6.564% due 09/15/34                                    785             855
Progress Energy, Inc.
   7.100% due 03/01/11                                    330             361
   6.850% due 04/15/12                                     90              98
   7.000% due 10/30/31                                    620             691
Prudential Holdings LLC (p)
   Series FSA
   7.245% due 12/18/23                                    155             187
PSEG Energy Holdings LLC
   7.750% due 04/16/07                                  1,645           1,686
   8.625% due 02/15/08                                    230             242
Qwest Capital Funding, Inc.
   7.000% due 08/03/09 (N)                                 65              59
   6.500% due 11/15/18                                     30              22
Qwest Corp. (p)
   7.875% due 09/01/11                                  1,440           1,462
Qwest Services Corp. (p)
   13.500% due 12/15/07                                   275             300
   14.000% due 12/15/10                                   475             534
Rabobank Capital Funding II (p)(f)
   5.260% due 12/31/49                                    550             554
Raytheon Co.
   8.300% due 03/01/10                                    125             144
RBS Capital Trust I (f)
   5.512% due 09/29/49                                  1,050           1,068
RC Trust 1 Equity Preferred
   3.500% due 05/15/06                                  1,340             689
Reckson Operating Partnership, LP
   5.150% due 01/15/11                                    310             312

                                                    Multistrategy Bond Fund  109

FRANK RUSSELL INVESTMENT COMPANY
MULTISTRATEGY BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Reliant Energy, Inc.
   6.750% due 12/15/14                                     50              44
Roundy's, Inc.
   Series B
   8.875% due 06/15/12                                    500             518
Safeway, Inc. (N)
   5.800% due 08/15/12                                    110             114
   7.250% due 02/01/31                                    345             381
SBC Communications, Inc.
   4.125% due 09/15/09                                    605             595
   5.100% due 09/15/14                                    545             545
   6.150% due 09/15/34                                    865             898
SCANA Corp. (E)
   3.109% due 03/01/08                                    680             680
Sealed Air Corp. (p)
   5.625% due 07/15/13                                    465             473
Sempra Energy
   4.621% due 05/17/07                                  1,175           1,180
   3.318% due 05/21/08 (E)                                810             812
SLM Corp.
   4.000% due 01/15/10                                    430             422
Smithfield Foods, Inc.
   Series B
   8.000% due 10/15/09                                    430             460
   7.750% due 05/15/13                                     80              86
Southern California Edison Co.
   3.075% due 12/13/07 (E)                                730             729
   7.625% due 01/15/10                                    800             902
   5.000% due 01/15/14                                    120             121
   6.000% due 01/15/34 (N)                                455             491
Sprint Capital Corp.
   4.780% due 08/17/06                                    485             488
   6.375% due 05/01/09                                    265             282
   8.375% due 03/15/12 (N)                              2,425           2,872
   6.875% due 11/15/28                                    775             864
   8.750% due 03/15/32                                  1,900           2,555
Starwood Hotels & Resorts Worldwide, Inc. (o)
   7.375% due 05/01/07                                     65              67
   7.875% due 05/01/12                                    505             554
TCI Communications, Inc.
   7.875% due 02/15/26                                    145             181
TECO Energy, Inc. (N)
   7.200% due 05/01/11                                    490             518
Tele-Communications-TCI Group
   9.800% due 02/01/12                                    990           1,261
   7.875% due 08/01/13                                  1,665           1,965
Temple-Inland, Inc.
   5.003% due 05/17/07                                    740             747
Tenet Healthcare Corp.
   7.375% due 02/01/13 (N)                                115             108
   6.875% due 11/15/31                                     85              69

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Tesoro Corp.
   8.000% due 04/15/08                                    725             759
Texas Eastern Transmission, LP
   7.000% due 07/15/32                                    180             213
Texas Genco LLC (p)
   6.875% due 12/15/14                                  1,220           1,196
Texas-New Mexico Power Co.
   6.250% due 01/15/09                                    220             231
Time Warner Entertainment Co., LP
   8.375% due 03/15/23                                    480             604
Time Warner, Inc.
   6.750% due 04/15/11                                  2,215           2,433
   7.625% due 04/15/31                                    190             232
   7.700% due 05/01/32                                     65              80
TNP Enterprises, Inc.
   10.250% due 04/01/10                                   215             227
Travelers Property Casualty Corp. (N)
   5.000% due 03/15/13                                    250             251
Twin Reefs Pass-Through Trust (E)(p)(f)
   3.910% due 12/10/49                                    900             904
TXU Corp.
   4.800% due 11/15/09 (p) (N)                          1,740           1,706
   5.550% due 11/15/14 (p)                              2,550           2,458
   Series J
   6.375% due 06/15/06                                    125             128
TXU Energy Co. LLC (N)
   7.000% due 03/15/13                                    420             466
Tyson Foods, Inc. (N)
   8.250% due 10/01/11                                    280             329
Union Pacific Corp.
   6.625% due 02/01/08                                    175             185
   6.650% due 01/15/11                                    145             159
   6.125% due 01/15/12                                    800             859
   Series MTNE (N)
   6.790% due 11/09/07                                    110             117
Union Planters Corp.
   7.750% due 03/01/11                                    265             307
Valero Logistics Operations, LP
   6.050% due 03/15/13                                    775             823
Verizon
   6.500% due 09/15/11                                     70              76
Verizon Global Funding Corp.
   7.250% due 12/01/10                                  1,105           1,241
Vintage Petroleum, Inc. (N)
   7.875% due 05/15/11                                    500             520

 110  Multistrategy Bond Fund

FRANK RUSSELL INVESTMENT COMPANY
MULTISTRATEGY BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Washington Mutual, Inc.
   8.250% due 04/01/10                                    560             642
WellPoint, Inc. (p)
   3.750% due 12/14/07                                    625             617
   4.250% due 12/15/09                                    520             513
Wells Fargo & Co.
   4.950% due 10/16/13                                    390             394
Wells Fargo Bank NA
   7.550% due 06/21/10                                    250             285
Weyerhaeuser Co.
   6.000% due 08/01/06                                    105             108
   6.750% due 03/15/12                                    240             256
Williams Gas Pipelines (p)
   7.375% due 11/15/06                                    630             658
Wisconsin Electric Power
   3.500% due 12/01/07                                    145             143
Witco Corp.
   7.750% due 04/01/23                                    660             680
   6.875% due 02/01/26                                    605             581
Wyeth
   5.500% due 03/15/13                                    255             264
   5.500% due 02/01/14                                    105             109
Xerox Corp.
   7.125% due 06/15/10                                    350             367
   6.875% due 08/15/11                                    285             296
Yum! Brands, Inc.
   8.875% due 04/15/11                                    625             755
Zurich Capital Trust I (p)
   8.376% due 06/01/37                                  1,195           1,295
                                                                 ------------
                                                                      221,605
                                                                 ------------

International Debt - 5.3%
Abbey National PLC
   (Step Up, 06/15/08, 7.570%)(f)
   6.700% due 06/26/49                                    775             823
Abitibi-Consolidated, Inc. (N)
   6.950% due 12/15/06                                  1,103           1,106
   8.550% due 08/01/10                                    500             481
   8.850% due 08/01/30                                    585             497
Amvescap PLC
   4.500% due 12/15/09                                  1,015           1,009
Argentina Government International Bond
   11.375% due 03/15/10                                   265              77
   11.375% due 01/30/17                                 1,035             300
Arlington Street CDO, Ltd. (p)
   Series 2000-1A Class A2
   7.660% due 06/10/12                                  1,796           1,850
AXA
   8.600% due 12/15/30                                    255             340

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Banco Santander Chile (E)(p)
   3.310% due 12/09/09                                    610             610
Batterson Park CBO I, Ltd.
   Series 1998-1A Class A4
   6.130% due 01/02/11                                     51              51
Bowater Canada Finance
   7.950% due 11/15/11                                    790             782
Brazilian Government International Bond
   3.063% due 04/15/06 (E)                                 16              16
   8.840% due 06/29/09 (E)                              1,100           1,257
   9.250% due 10/22/10 (N)                                295             318
   11.000% due 01/11/12                                 1,820           2,107
   3.125% due 04/15/12 (E)                                  9               8
   8.000% due 04/15/14                                  1,583           1,571
   10.500% due 07/14/14 (N)                                35              39
   8.875% due 04/15/24 (N)                              1,940           1,892
   11.000% due 08/17/40                                   400             453
British Sky Broadcasting PLC
   8.200% due 07/15/09                                  1,055           1,194
British Telecommunications PLC
   8.375% due 12/15/10                                    585             686
   8.875% due 12/15/30                                     55              75
Canadian Oil Sands, Ltd. (p)
   4.800% due 08/10/09                                    460             460
Chile Government International Bond
   5.500% due 01/15/13                                  3,500           3,639
Conoco Funding Co.
   6.350% due 10/15/11                                  2,050           2,266
Deutsche Telekom International Finance BV
   8.500% due 06/15/10                                  1,400           1,624
   8.750% due 06/15/30                                  1,310           1,755
El Salvador Government International Bond
   8.250% due 04/10/32                                    780             802
EnCana Corp.
   6.500% due 08/15/34                                    195             220
Export-Import Bank of Korea
   4.250% due 11/27/07                                     90              90
   4.125% due 02/10/09(p)                                 540             531
France Telecom SA
   8.000% due 03/01/11                                  1,425           1,642
   8.750% due 03/01/31                                    765           1,036
Hanarotelecom, Inc. (p)
   7.000% due 02/01/12                                    900             863

                                                    Multistrategy Bond Fund  111

FRANK RUSSELL INVESTMENT COMPANY
MULTISTRATEGY BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Hutchison Whampoa International 03/13, Ltd. (p)
   6.500% due 02/13/13                                    335             359
Hutchison Whampoa International 03/33, Ltd. (p)
   5.450% due 11/24/10                                    150             154
Intelsat Bermuda, Ltd.
   7.805% due 01/15/12 (E)(p)                             445             446
   8.250% due 01/15/13 (p)                                270             272
   6.500% due 11/01/13                                  1,040             824
Ispat Inland ULC
   9.750% due 04/01/14                                  1,699           1,941
Juniper CBO, Ltd. (p)
   Series 1999-1A Class A1
   6.830% due 04/15/11                                    570             580
Korea Development Bank
   4.250% due 11/13/07                                    140             140
Korea Electric Power Corp. (p)
   5.125% due 04/23/34                                    285             286
Mantis Reef, Ltd. (p)
   4.692% due 11/14/08                                    585             584
Mexico Government International Bond
   9.875% due 02/01/10                                    100             119
   8.375% due 01/14/11                                    700             801
   6.375% due 01/16/13                                    260             271
   8.125% due 12/30/19                                  2,400           2,810
   8.000% due 09/24/22 (N)                                665             771
   8.300% due 08/15/31                                  1,255           1,470
   6.750% due 09/27/34 (N)                                530             528
Mizuho Financial Group Cayman, Ltd. (p)
   5.790% due 04/15/14                                  1,490           1,543
Monumental Global Funding, Ltd. (p)
   4.625% due 03/15/10                                    320             323
Morgan Stanley Bank AG for OAO Gazprom (p)
   9.625% due 03/01/13                                    340             399
NAK Naftogaz Ukrainy
   8.125% due 09/30/09                                  1,300           1,336
Nationwide Building Society (p)
   4.250% due 02/01/10                                    360             356
Nexen, Inc.
   5.875% due 03/10/35                                    445             429
Norske Skog Canada, Ltd.
   Series D
   8.625% due 06/15/11                                    665             678
Oil Insurance, Ltd. (p)
   5.150% due 08/15/33                                  1,580           1,596
Panama Government International Bond
   8.875% due 09/30/27                                    300             336

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Petroleum Geo-Services ASA (N)
   8.000% due 11/05/06                                    225             230
Poland Government International Bond
   4.750% due 10/27/24                                    750             725
Province of Quebec
   5.000% due 07/17/09 (N)                                265             272
   7.500% due 07/15/23                                    955           1,227
Ras Laffan Liquefied Natural Gas Co., Ltd. (p)
   8.294% due 03/15/14                                    290             338
Rogers Wireless Communications, Inc.
   7.250% due 12/15/12                                    135             138
Royal Bank of Scotland Group PLC (f)
   Series 1
   9.118% due 03/31/49                                  2,350           2,800
Russia Government International Bond (p)
   5.000% due 03/31/30                                  3,500           3,721
   5.000% due 03/31/30 (N)                              3,750           3,982
Salomon Brothers AG for OAO Siberian Oil Co.
   Series REGS
   10.750% due 01/15/09                                 1,540           1,713
Salomon Brothers AG for Tyumen Oil Co. (p)
   Series REGS
   11.000% due 11/06/07                                   890             986
Santander Financial Issuances
   6.375% due 02/15/11                                    540             589
Sanwa Finance Aruba AEC
   8.350% due 07/15/09                                    495             564
Sappi Papier Holding AG (p)
   6.750% due 06/15/12                                    240             261
Secunda International, Ltd. (E)
   11.141% due 09/01/12                                   660             647
Shaw Communications, Inc.
   8.250% due 04/11/10                                    875             958
   7.200% due 12/15/11 (N)                                190             201
South Street CBO, Ltd.
   Series 1999-1A Class A1
   7.160% due 07/01/11                                    774             680
Stora Enso OYJ (N)
   7.375% due 05/15/11                                    255             287
Systems 2001 AT LLC (p)
   7.156% due 12/15/11                                    335             360
   6.664% due 09/15/13                                    413             451

 112  Multistrategy Bond Fund

FRANK RUSSELL INVESTMENT COMPANY
MULTISTRATEGY BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Telecom Italia Capital SA
   4.000% due 01/15/10 (p)                              5,195           5,018
   6.375% due 11/15/33                                    450             469
   6.000% due 09/30/34 (p)                                455             451
Telefonos de Mexico SA de CV
   4.500% due 11/19/08                                  1,080           1,064
TELUS Corp.
   7.500% due 06/01/07                                    705             749
   8.000% due 06/01/11                                  1,975           2,281
Tengizchevroil Finance Co. (p)
   6.124% due 11/15/14                                    810             812
TuranAlem Finance BV (p)
   7.875% due 06/02/10                                    710             712
Tyco International Group SA
   6.375% due 10/15/11                                  1,500           1,626
UFJ Finance Aruba AEC
   6.750% due 07/15/13                                     65              72
Venezuela Government International Bond (N)
   9.375% due 01/13/34                                    795             786
Western Oil Sands, Inc.
   8.375% due 05/01/12                                    475             527
WPP Finance UK Corp. (N)
   5.875% due 06/15/14                                    350             364
                                                                 ------------
                                                                       87,883
                                                                 ------------

Mortgage-Backed Securities - 32.9%
Banc of America Commercial Mortgage, Inc.
   4.877% due 11/10/42                                  2,515           2,557
   Series 2004-3 Class A3
   4.875% due 06/10/39                                  2,170           2,203
   Series 2004-4 Class A3
   4.128% due 07/10/42                                  1,475           1,457
   Series 2004-5 Class A3
   4.561% due 11/10/41                                    550             547
Banc of America Funding Corp.
   Series 2004-3 Class 2A2
   5.000% due 09/25/19                                    807             807
Bank of America Alternative Loan Trust
   6.000% due 12/25/34                                    598             617
   Series 2003-10 Class 2A1
   6.000% due 12/25/33                                    850             868
   Series 2004-10 Class 1CB1
   6.000% due 11/25/34                                    538             555
   Series 2004-2 Class 1A1
   6.000% due 03/25/34                                    558             570
   Series 2005-3 Class 2A1
   5.500% due 04/25/20                                    790             805

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Bank of America Mortgage Securities
   Series 2004-1 Class 5A1
   6.500% due 09/25/33                                    174             177
   Series 2003-D Class 1A2 (E)
   3.428% due 05/25/33                                     25              25
   Series 2003-I Class 2A4 (E)
   3.828% due 10/25/33                                    760             755
   Series 2004-A Class 1A1 (E)
   3.491% due 02/25/34                                    385             383
   Series 2004-E Class 1A1 (E)
   3.533% due 06/25/34                                    788             783
   Series 2004-G Class 2A6 (E)
   4.657% due 08/25/34                                    785             793
   Series 2005-A Class 2A1 (E)
   4.494% due 02/25/35                                    624             622
   Series 2005-B Class 2A1 (E)
   4.428% due 03/25/35                                  1,181           1,174
Bear Stearns Adjustable Rate Mortgage Trust
   Series 2003-8 Class 4A1
   4.736% due 01/25/34                                    942             926
Bear Stearns Alternative Loan Trust
   Series 2005-4 Class 23A1
   5.446% due 05/25/35                                  2,400           2,425
Bear Stearns Commercial Mortgage Securities (p)
   Series 2004-ESA Class E
   5.064% due 05/14/16                                    825             837
Carrington Mortgage Loan Trust
   Series 2005-OTP2 Class A1A
   3.180% due 05/01/35                                  1,100           1,100
Citigroup Commercial Mortgage Trust (E)(p)
   Series 2004-FL1 Class A1
   2.610% due 07/15/18                                  1,075           1,076
Countrywide Alternative Loan Trust
   Series 2004-J7 Class 1A2
   4.673% due 08/25/34                                    710             712
   Series 2004-J5 Class 1A1 (E)
   3.040% due 07/25/34                                    236             237
Countrywide Home Loan Mortgage Pass Through
   Trust (E)
   Series 2005-9 Class M6
   4.170% due 05/25/35                                    719             722

                                                    Multistrategy Bond Fund  113

FRANK RUSSELL INVESTMENT COMPANY
MULTISTRATEGY BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Credit Suisse First Boston Mortgage Securities
   Corp.
   Series 2003-29 Class 5A1
   7.000% due 12/25/33                                    487             504
   Series 2004-1 Class 3A1
   7.000% due 02/25/34                                    148             153
Deutsche ALT-A Securities, Inc. Alternate Loan
   Trust
   Series 2003-3 Class 2A3
   4.500% due 10/25/33                                    420             421
Deutsche Mortgage Securities, Inc.
   Series 2004-4 Class 1A2
   4.010% due 04/25/34                                    480             480
DLJ Commercial Mortgage Corp.
   Series 1998-CF1 Class A1B
   6.410% due 02/18/31                                  1,880           1,971
DLJ Mortgage Acceptance Corp. (E)
   Series 1996-Q5 Class A1
   3.030% due 06/25/26                                     13              13
Downey Savings & Loan Association Mortgage Loan
   Trust (E)
   Series 2004-AR3 Class 1A1B
   4.218% due 07/19/44                                  1,812           1,812
Fannie Mae
   15 Year TBA (I)
   4.500%                                              14,190          14,014
   5.000%                                              29,585          29,788
   5.500%                                              10,620          10,866
   30 Year TBA (I)
   5.000%                                              40,665          40,181
   5.500%                                              90,740          91,571
   6.000%                                              22,730          23,300
   6.500%                                              28,100          29,215
   7.000%                                               2,250           2,375
   5.500% due 2016                                        150             153
   6.000% due 2016                                      1,744           1,808
   11.000% due 2016                                       152             172
   5.000% due 2017                                        890             899
   5.500% due 2017                                        687             704
   6.000% due 2017                                      1,102           1,143
   6.500% due 2017                                        570             594
   5.000% due 2018                                     16,473          16,614
   5.000% due 2019                                      1,984           2,001
   4.500% due 2020                                        992             982
   7.500% due 2024                                         20              21
   3.772% due 2026 (E)                                    485             496
   7.000% due 2026                                         55              58
   9.000% due 2026                                         92             101
   7.500% due 2027                                         18              19
   6.500% due 2028                                          5               5
   5.500% due 2029                                      2,336           2,372
   7.500% due 2029                                        168             179

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
   7.500% due 2030                                        811             869
   8.000% due 2030                                        761             830
   8.500% due 2030                                      1,626           1,774
   9.500% due 2030                                        165             183
   6.500% due 2031                                          6               6
   7.000% due 2031                                        444             469
   7.500% due 2031                                      1,107           1,188
   8.000% due 2031                                      1,196           1,305
   8.500% due 2031                                      1,010           1,102
   6.000% due 2032                                      4,547           4,675
   6.500% due 2032                                      3,031           3,157
   7.000% due 2032                                      2,264           2,387
   7.500% due 2032                                        690             739
   8.000% due 2032                                          7               8
   8.500% due 2032                                        115             126
   5.000% due 2033                                      6,061           6,030
   5.500% due 2033                                      1,972           1,993
   6.000% due 2033                                         46              47
   6.500% due 2033                                      2,221           2,312
   5.000% due 2034                                     21,225          21,077
   5.500% due 2034                                      3,321           3,355
   6.000% due 2034                                      7,231           7,430
   6.500% due 2034                                      1,477           1,538
   7.500% due 2034                                        752             805
   5.000% due 2035                                      3,060           3,029
   5.500% due 2035                                      1,904           1,924
   6.000% due 2035                                      3,112           3,198
   3.077% due 2040 (E)                                  1,169           1,187
   Series 1997-281 Class 2
   Interest Only Strip
   9.000% due 11/01/26                                     78              17
   Series 2000-306 Class IO
   Interest Only Strip
   8.000% due 05/01/30                                     94              20
   Series 2001-317 Class 2
   Interest Only Strip
   8.000% due 08/01/31                                    199              40
   Series 2002-320 Class 2
   Interest Only Strip
   7.000% due 03/01/32                                     59              12
   Series 2003-16 Class NI
   Interest Only Strip
   5.000% due 02/25/15                                  1,226              76
   Series 2003-25 Class IK
   Interest Only Strip
   7.000% due 04/25/33                                    690             136

 114  Multistrategy Bond Fund

FRANK RUSSELL INVESTMENT COMPANY
MULTISTRATEGY BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
   Series 2003-32 Class UI
   Interest Only Strip
   6.000% due 05/25/33                                    665             125
   Series 2003-33 Class IA
   Interest Only Strip
   6.500% due 05/25/33                                  3,452             600
   Series 2003-35 Class IU
   Interest Only Strip
   6.000% due 05/25/33                                    780             146
   Series 2003-35 Class UI
   Interest Only Strip
   6.500% due 05/25/33                                    832             169
   Series 2003-64 Class JI
   Interest Only Strip
   6.000% due 07/25/33                                    785             144
   Series 2003-82 Class WI
   Interest Only Strip
   6.000% due 08/25/32                                    181              20
   Series 1997-68 Class SC
   Interest Only Strip
   6.000% due 05/18/27                                    198              21
   Series 2001-4 Class SA
   Interest Only Strip
   5.070% due 02/17/31                                    359              33
   Series 2002-50 Class SC
   Interest Only Strip
   5.250% due 12/25/29                                    107               5
   Series 2004-27 Class JC
   5.000% due 05/25/34                                  1,206           1,200
   Series 2004-90 Class PC
   5.000% due 03/25/27                                    520             525
Fannie Mae Grantor Trust
   Series 1999-T2 Class A1
   7.500% due 01/19/39                                     68              72
   Series 2001-T8 Class A2
   9.500% due 07/25/41                                    397             437
Fannie Mae Whole Loan
   Series 2003-W14 Class 1A5
   4.710% due 09/25/43                                    106             106
   Series 2003-W17 Class 1A6
   5.310% due 08/25/33                                  5,400           5,384
   Series 2004-W9 Class 2A1
   6.500% due 02/25/44                                    570             590
Federal Home Loan Mortgage Corp. Structured Pass
   Through Securities
   Series 2003-58 Class 1A2
   3.108% due 05/25/35                                    379             377
   Series 2003-58 Class 2A
   6.500% due 09/25/43                                    525             545
   Series 2004-H017 Class A1
   2.614% due 07/15/11                                  3,612           3,575

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Federal National Mortgage Association
   Series 2003-82 Class IA
   Interest Only Strip
   6.000% due 08/25/32                                    945              83
First Horizon Alternative Mortgage Securities
   Series 2004-FA1 Class 1A1
   6.250% due 10/25/34                                  1,288           1,327
First Horizon Asset Securities, Inc.
   Series 2003-5 Class 1A17
   8.000% due 07/25/33                                    179             189
   Series 2004-AR5 Class 4A1 (E)
   5.664% due 10/25/34                                    638             638
First Nationwide Trust (E)
   Series 2001-4 Class 3A5
   3.450% due 09/25/31                                      6               6
Freddie Mac
   15 Year TBA (I)
   5.000%                                               6,630           6,608
   5.500%                                              25,830          26,188
   30 Year TBA (I)
   6.000%                                               1,400           1,437
   12.000% due 2013                                        20              22
   12.000% due 2014                                        22              24
   11.000% due 2015                                        22              25
   6.000% due 2016                                        214             222
   10.000% due 2016                                        67              74
   12.000% due 2016                                        12              12
   5.000% due 2018                                        355             358
   5.500% due 2019                                      8,012           8,211
   8.000% due 2020                                        206             225
   11.000% due 2020                                       115             130
   10.500% due 2021                                        50              57
   5.500% due 2024                                      6,096           6,177
   8.500% due 2025                                         64              70
   7.000% due 2027                                        373             395
   8.500% due 2027                                        334             367
   7.500% due 2028                                         88              95
   7.500% due 2029                                        150             161
   6.500% due 2030                                         49              51
   7.500% due 2030                                        477             512
   7.652% due 2030 (E)                                     17              17
   8.000% due 2030                                        241             265
   8.500% due 2030                                        475             519
   7.000% due 2031                                        837             883
   7.500% due 2031                                        590             633
   8.000% due 2031                                        469             512

                                                    Multistrategy Bond Fund  115

FRANK RUSSELL INVESTMENT COMPANY
MULTISTRATEGY BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
   7.000% due 2032                                        506             535
   7.500% due 2032                                        233             250
   5.000% due 2033                                      2,685           2,677
   5.500% due 2033                                      2,372           2,402
   6.500% due 2033                                        578             600
   7.000% due 2033                                        139             147
   7.500% due 2033                                        204             219
   3.732% due 2034 (E)                                    642             652
   5.000% due 2034                                      1,310           1,298
   6.000% due 2034                                      1,554           1,596
   Series 1991-1037 Class Z
   9.000% due 02/15/21                                    104             104
   Series 1998-191 Class IO
   Interest Only Strip
   8.000% due 01/01/28                                     64              13
   Series 1998-194 Class IO
   Interest Only Strip
   6.500% due 04/01/28                                    391              78
   Series 2001-212 Class IO
   Interest Only Strip
   6.000% due 05/01/31                                    621             114
   Series 2001-215 Class IO
   Interest Only Strip
   8.000% due 06/01/31                                    322              64
   Series 2002-2468 Class VC
   6.000% due 10/15/27                                     10              10
   Series 2003-2564 Class IM
   Interest Only Strip
   5.000% due 09/15/14                                  1,413             121
   Series 2003-2591 Class IQ
   Interest Only Strip
   5.000% due 06/15/17                                  2,267             311
   Series 2003-2613 Class DI
   Interest Only Strip
   5.500% due 05/15/27                                  2,748             196
   Series 2003-2632 Class YH
   3.500% due 08/15/22                                  3,310           3,271
   Series 2003-2634 Class IO
   Interest Only Strip
   5.000% due 10/15/27                                  3,160             344
   Series 2003-2644 Class IC
   Interest Only Strip
   5.000% due 05/15/22                                  3,655             353
   Series 2003-2649 Class IM
   Interest Only Strip
   7.000% due 07/15/33                                    785             137
   Series 2004-2727 Class PM
   4.500% due 01/15/34                                    535             497
   Series 2004-2859 Class PI
   Interest Only Strip
   5.500% due 05/15/24                                  1,913             211

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
   Series 2004-2878 Class IA
   Interest Only Strip
   5.500% due 04/15/24                                  1,205             125
   Series 2004-2887 Class QI
   Interest Only Strip
   5.500% due 02/15/24                                  1,624             166
   Series 2004-2889 Class OE
   5.000% due 01/15/30                                    835             838
   Series 2004-2890 Class PC
   5.000% due 07/15/30                                  1,060           1,064
   Series 2004-2902 Class LC
   5.500% due 12/15/17                                    770             787
   Series 2005-2922 Class IT
   Interest Only Strip
   5.000% due 07/15/23                                  1,367             226
   Series 2005-2927 Class IG
   Interest Only Strip
   5.000% due 04/15/23                                  1,380             223
   Series 1999-2129 Class SG
   Interest Only Strip
   4.000% due 06/17/27                                  3,262             210
   Series 2000-2247 Class S
   Interest Only Strip
   4.690% due 08/15/30                                    127               6
   Series 2000-2266 Class F
   3.260% due 11/15/30                                    191             192
   Series 2002-2463 Class SJ
   Interest Only Strip
   5.520% due 03/15/32                                    489              41
GE Capital Commercial Mortgage Corp.
   Series 2004-C2 Class A4
   4.893% due 03/10/40                                  3,110           3,124
Ginnie Mae I
   30 Year TBA (I)
   5.500%                                              10,035          10,186
   6.500%                                                 855             895
   11.000% due 2010                                        53              58
   11.500% due 2010                                        10              12
   11.000% due 2013                                        18              19
   10.500% due 2015                                        60              67
   11.000% due 2015                                        14              16
   10.500% due 2016                                       117             133
   10.500% due 2017                                        37              43
   10.000% due 2020                                        10              11
   10.500% due 2021                                        94             109
   10.000% due 2022                                       105             118

 116  Multistrategy Bond Fund

FRANK RUSSELL INVESTMENT COMPANY
MULTISTRATEGY BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
   9.500% due 2023                                        452             501
   10.000% due 2025                                       138             157
   7.500% due 2031                                         93             100
Ginnie Mae II
   3.375% due 2023 (E)                                    191             195
   3.750% due 2023 (E)                                     36              36
   4.125% due 2023 (E)                                     57              58
   3.750% due 2024 (E)                                    248             251
   4.125% due 2024 (E)                                    134             136
   4.625% due 2024 (E)                                    126             129
   3.375% due 2025 (E)                                    547             557
   3.750% due 2025 (E)                                     18              18
   4.625% due 2025 (E)                                     24              24
   4.625% due 2026 (E)                                    117             119
   8.500% due 2026                                         88              95
   3.375% due 2027 (E)                                    213             218
   3.750% due 2027 (E)                                    302             307
   4.000% due 2029                                        920             933
Global Signal Trust (p)
   Series 2004-2A Class A
   4.232% due 12/15/14                                    655             645
GMAC Commercial Mortgage Securities, Inc.
   Series 1998-C2 Class A2
   6.420% due 05/15/35                                    753             796
Government National Mortgage Association
   Series 2002-62 Class B
   4.763% due 01/16/25                                    325             328
   Series 2003-5 Class B
   4.486% due 10/16/25                                    795             793
   Series 1999-27 Class SE
   Interest Only Strip (E)
   5.780% due 08/16/29                                    200              21
   Series 1999-44 Class SA
   Interest Only Strip (E)
   6.070% due 12/16/29                                    341              38
   Series 2001-46 Class SA
   Interest Only Strip (E)
   5.100% due 09/16/31                                     99               5
Government National Mortgage Association I
   30 Year TBA (I)
   5.000%                                               3,860           3,852
Greenwich Capital Commercial Funding Corp.
   Series 2004-GG1 Class A7
   5.317% due 06/10/36                                  1,575           1,629
GSMPS Mortgage Loan Trust (p)
   Series 1998-3 Class A
   7.750% due 09/19/27                                    243             260

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
   Series 1999-3 Class A
   8.000% due 08/19/29                                    470             506
   Series 2005-RP1 Class 1A3
   8.000% due 01/25/35                                    732             791
   Series 2005-RP1 Class 1A4
   8.500% due 01/25/35                                    432             476
GSR Mortgage Loan Trust
   Series 2004-7 Class 1A1
   3.454% due 06/25/34                                  2,574           2,540
JP Morgan Chase Commercial Mortgage Securities
   Corp.
   Series 2002-C1 Class A3
   5.376% due 07/12/37                                    655             682
   Series 2003-C1 Class A2
   4.985% due 01/12/37                                  1,101           1,120
   Series 2004-LN2 Class A1
   4.475% due 07/15/41                                  1,918           1,909
   Series 2005-CB11 Class A3
   5.197% due 08/12/37                                  2,000           2,058
   Series 2004-FL1A Class A1 (E)(p)
   2.760% due 04/16/19                                  1,140           1,141
LB-UBS Commercial Mortgage Trust
   Series 2004-C4 Class A3
   4.987% due 06/15/29                                  3,135           3,229
   Series 2005-C2 Class A2
   4.821% due 04/15/30                                    785             796
Mastr Alternative Loans Trust
   Series 2003-9 Class 1A1
   5.500% due 12/25/18                                    603             618
   Series 2003-6 Class 3A1
   8.000% due 09/25/33                                    259             270
   Series 2005-3 Class 7A1
   6.000% due 04/25/35                                  1,115           1,139
Mastr Reperforming Loan Trust (p)
   Series 2005-1 Class 1A5
   8.000% due 08/25/34                                  1,086           1,164
Mellon Residential Funding Corp. (E)
   Series 2000-TBC2 Class A1
   3.050% due 06/15/30                                  1,640           1,636
Merrill Lynch Mortgage Trust
   4.351% due 11/15/10                                    180             180
   4.330% due 11/25/10                                    185             185
   Series 2004-BPC1 Class A3
   4.467% due 10/12/41                                    365             361
   Series 2004-MKB1 Class A2
   4.353% due 02/12/42                                  1,835           1,827

                                                    Multistrategy Bond Fund  117

FRANK RUSSELL INVESTMENT COMPANY
MULTISTRATEGY BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
   Series 2005-MKB2 Class A4
   5.204% due 09/12/42                                    850             869
   Series 2002-MW1 Class J (p)
   5.695% due 07/12/34                                    365             354
Nationslink Funding Corp.
   Series 1999-SL Class A4
   6.654% due 11/10/30                                    298             304
Nomura Asset Acceptance Corp.
   Series 2004-AP2 Class A2
   4.099% due 07/25/34                                    595             594
Nomura Asset Securities Corp.
   Series 1998-D6 Class A1B
   6.590% due 03/15/30                                    725             770
Prime Mortgage Trust
   Series 2004-CL1 Class 1A1
   6.000% due 02/25/34                                    433             439
   Series 2004-CL1 Class 1A2 (E)
   3.250% due 02/25/34                                    312             313
   Series 2004-CL1 Class 2A2 (E)
   3.250% due 02/25/19                                     90              90
Residential Asset Mortgage Products, Inc.
   Series 2004-SL1 Class A3
   7.000% due 11/25/31                                    473             485
   Series 2004-SL4 Class A3
   6.500% due 07/25/32                                    729             754
SACO I, Inc. (E)(p)
   Series 2004-2 Class A2
   3.040% due 07/25/19                                  1,735           1,735
Small Business Administration
   Series 2000-P10B Class 1
   7.449% due 08/01/10                                    242             259
Structured Adjustable Rate Mortgage Loan Trust
   Series 2004-18 Class 5A
   5.500% due 12/25/34                                    579             586
Structured Asset Securities Corp.
   Series 2002-22H Class 1A
   6.998% due 11/25/32                                    182             187
   Series 2004-12H Class 1A
   6.000% due 05/25/34                                    720             732
   Series 2004-21XS Class 1A3
   4.440% due 12/25/34                                  3,410           3,375
Thornburg Mortgage Securities Trust (E)
   Series 2004-2 Class A2
   2.800% due 06/25/44                                    445             445
Vendee Mortgage Trust
   Series 2000-1 Class 2G
   7.250% due 06/15/09                                    225             226

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Wachovia Bank Commercial Mortgage Trust
   Series 2005-C16 Class A2
   4.380% due 10/15/41                                  3,330           3,314
Washington Mutual
   Series 2004-CB3 Class 1A
   6.000% due 10/25/34                                    453             466
   Series 2004-CB3 Class 4A
   6.000% due 10/25/19                                  1,018           1,055
   Series 2002-AR9 Class 1A (E)
   3.286% due 08/25/42                                  1,775           1,786
   Series 2003-AR4 Class A7 (E)
   3.950% due 05/25/33                                    180             178
   Series 2003-AR9 Class 1A7 (E)
   4.058% due 09/25/33                                  1,104           1,095
   Series 2004-AR10 Class A2C (E)
   2.948% due 07/25/44                                    457             458
   Series 2004-AR12 Class A3 (E)
   2.948% due 10/25/44                                  1,039           1,048
   Series 2005-AR3 Class A1
   4.661% due 03/25/35                                    987             986
   Series 2005-AR6 Class B3 (E)
   3.690% due 04/25/45                                  1,370           1,370
Wells Fargo Mortgage Backed Securities Trust
   Series 2004-I Class 1A1
   3.391% due 07/25/34                                  1,367           1,368
   Series 2003-K Class 2A5 (E)
   4.522% due 11/25/33                                    440             423
   Series 2004-DD Class 2A3 (E)
   4.545% due 01/25/35                                    840             838
   Series 2004-DD Class 2A6 (E)
   4.545% due 01/25/35                                  1,335           1,353
   Series 2004-T Class A1 (E)
   3.455% due 09/25/34                                    937             935
                                                                 ------------
                                                                      541,217
                                                                 ------------

Municipal Bonds - 1.1%
California State University Revenue Bonds,
   weekly demand (u)
   5.000% due 11/01/30                                    435             460
City of Forsyth Montana Revenue Bonds, annual
   demand (E)
   5.200% due 05/01/33                                    220             232

 118  Multistrategy Bond Fund

FRANK RUSSELL INVESTMENT COMPANY
MULTISTRATEGY BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
City of New York, New York General Obligation
   Unlimited, weekly demand
   5.000% due 03/01/30                                    300             311
Colorado Department of Transportation Revenue
   Bonds (u)
   5.000% due 12/15/13                                  1,570           1,746
County of Clark Nevada General Obligation
   Limited, weekly demand
   5.000% due 06/01/32                                    100             103
Golden State Tobacco Securitization Corp.
   Revenue Bonds, weekly demand
   5.625% due 06/01/38                                    415             451
New Jersey Economic Development Authority
   Revenue Bonds, weekly demand
   5.750% due 06/15/34                                    745             782
New York State Environmental Facilities Corp.
   Revenue Bonds, weekly demand
   5.000% due 06/15/33                                    300             314
New York State Urban Development Corp. Revenue
   Bonds, weekly demand (u)
   5.250% due 03/15/34                                    540             577
Puerto Rico Public Buildings Authority Revenue
   Bonds, weekly demand
   5.250% due 07/01/33                                  1,010           1,075
Sales Tax Asset Receivables Corp. Revenue Bonds,
   weekly demand (u)
   5.250% due 10/15/27                                    690             752
State of California General Obligation
   Unlimited, weekly demand
   5.250% due 07/01/13                                    590             660
   5.000% due 02/01/33                                    370             382
State of Illinois General Obligation Unlimited
   5.100% due 06/01/33                                    480             473
State of Oregon General Obligation Unlimited
   5.892% due 06/01/27                                    555             607
Tobacco Settlement Financing Corp. Revenue
   Bonds, weekly demand
   5.750% due 06/01/32                                  2,700           2,698
University of Illinois Revenue Bonds, weekly
   demand (u)
   5.000% due 04/01/29                                  4,700           4,920

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
West Virginia Economic Development Authority
   Revenue Bonds
   5.370% due 07/01/20 (u)                                200             207
   6.070% due 07/01/26                                    655             708
                                                                 ------------
                                                                       17,458
                                                                 ------------

Non-US Bonds - 2.0%
Canada Housing Trust No. 1
   3.750% due 03/15/10                           CAD    1,548           1,230
Canadian Government Bond
   5.750% due 06/01/33                           CAD      400             376
   3.000% due 12/01/36                           CAD      200             197
Deutsche Bundesrepublik
   5.000% due 07/04/11                           EUR    1,097           1,570
   5.625% due 01/04/28                           EUR      400             646
   5.500% due 01/04/31                           EUR      700           1,124
   4.750% due 07/04/34                           EUR      700           1,022
France Government Bond OAT
   5.750% due 10/25/32                           EUR    1,600           2,671
   4.750% due 04/25/35                           EUR    1,200           1,750
   4.000% due 04/25/55                           EUR      300             386
Inter-American Development Bank
   1.900% due 07/08/09                           JPY  222,000           2,263
Italy Buoni Poliennali Del Tesoro
   4.250% due 02/01/15                           EUR    2,045           2,785
Norway Government Bond
   5.000% due 05/15/15                           DKK   17,246           3,005
Poland Government Bond
   6.000% due 05/24/09                           PLN    1,284             391
Russia Paris Club Participant (p)
   2.025% due 08/20/20                           JPY   98,490             859
Spain Government Bond
   5.750% due 07/30/32                           EUR      600           1,000
   4.200% due 01/31/37                           EUR      300             400
Sweden Government Bond
   5.000% due 12/01/20                           SEK    9,445           1,565
United Kingdom Gilt
   5.750% due 12/07/09                           EUR    2,800           5,615
   8.000% due 09/27/13                           EUR      675           1,598
   8.000% due 06/07/21                           EUR      598           1,590
                                                                 ------------
                                                                       32,043
                                                                 ------------

Registered Investment Company Fund - 0.0%
Pacific Investment Management Co. Series High
   Yield Portfolio Institutional                       19,535             160
                                                                 ------------

                                                    Multistrategy Bond Fund  119

FRANK RUSSELL INVESTMENT COMPANY
MULTISTRATEGY BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
United States Government Agencies - 1.1%
Fannie Mae
   2.925% due 09/22/06 (E)                              2,000           1,998
   3.875% due 02/15/10 (N)                              3,405           3,358
   5.250% due 08/01/12                                  1,565           1,622
   4.375% due 03/15/13 (N)                              1,270           1,264
   5.000% due 04/15/15 (N)                                430             444
   Zero coupon due 10/09/19                             1,290             605
Financing Corp.
   Principal Only Strip
   Zero Coupon due 08/03/18                             1,665             883
   Zero Coupon due 12/06/18                               385             200
   Zero Coupon due 04/05/19                             1,445             737
   Zero Coupon due 09/26/19                               990             492
Freddie Mac
   2.750% due 03/15/08 (N)                              1,060           1,026
   4.000% due 12/15/09 (N)                              3,445           3,424
   5.125% due 11/07/13                                  1,700           1,705
Residual Funding
   Principal Only Strip (N)
   Zero Coupon due 10/15/20                               400             191
Small Business Administration Participation
   Certificates
   5.520% due 06/01/24                                    393             406
                                                                 ------------
                                                                       18,355
                                                                 ------------

United States Government Treasuries - 19.8%
United States Treasury Inflation Indexed Bonds
   (N)
   3.375% due 01/15/07                                    744             781
   3.875% due 01/15/09                                  5,028           5,556
   4.250% due 01/15/10                                    684             782
   0.875% due 04/15/10                                  9,358           9,231
   3.500% due 01/15/11                                  1,102           1,240
   3.375% due 01/15/12                                    216             244
   3.000% due 07/15/12                                  6,271           6,976
   1.875% due 07/15/13                                  2,610           2,691
   2.000% due 01/15/14                                    415             431
   2.000% due 07/15/14                                  8,871           9,206
   1.625% due 01/15/15                                  6,352           6,370
   2.375% due 01/15/25                                  7,060           7,711
   3.625% due 04/15/28                                    474             634
United States Treasury Notes
   4.625% due 05/15/06 (N)                                620             628
   3.500% due 11/15/06 (N)                             23,400          23,384
   3.000% due 12/31/06                                  5,745           5,690
   3.375% due 02/28/07 (N)                                625             622
   3.125% due 05/15/07 (N)                             28,250          27,959
   4.375% due 05/15/07 (N)                             11,125          11,282
   3.500% due 12/15/09 (N)                             32,005          31,494
   6.500% due 02/15/10 (N)                              7,750           8,627

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
   4.000% due 03/15/10 (N)                                485             487
   4.000% due 04/15/10 (N)                              2,440           2,451
   5.000% due 08/15/11 (N)                              1,000           1,056
   3.875% due 02/15/13 (N)                             13,350          13,172
   4.250% due 08/15/13 (N)                             34,225          34,501
   4.750% due 05/15/14 (N)                             22,222          23,165
   4.000% due 02/15/15 (N)                              7,220           7,103
   8.750% due 05/15/17 (N)                              4,710           6,629
   8.125% due 08/15/19 (N)                             12,825          17,715
   7.625% due 02/15/25 (N)                              2,500           3,474
   6.000% due 02/15/26 (N)                             15,120          17,891
   6.375% due 08/15/27 (N)                              4,175           5,190
   5.250% due 11/15/28 (N)                              3,900           4,254
   6.125% due 08/15/29 (N)                             10,375          12,662
   5.375% due 02/15/31 (N)(sec.)                        7,420           8,381
United States Treasury
   Principal Only Strip (N)
   Zero Coupon due 02/15/25                             7,750           3,049
   Zero Coupon due 02/15/27                             7,750           2,787
                                                                 ------------
                                                                      325,506
                                                                 ------------

TOTAL LONG-TERM INVESTMENTS
(cost $1,350,651)                                                   1,367,638
                                                                 ------------

PREFERRED STOCKS - 0.1%
Financial Services - 0.1%
DG Funding Trust (p)                                      191           2,065
                                                                 ------------

Other Energy - 0.0%
Nexen, Inc.                                            12,590             331
                                                                 ------------

TOTAL PREFERRED STOCKS
(cost $2,328)                                                           2,396
                                                                 ------------

WARRANTS & RIGHTS - 0.0%
Materials & Processing - 0.0%
Solutia, Inc. 2009 Warrants (AE)(p)                       850              --
                                                                 ------------

Miscellaneous - 0.0%
Mexico Government International Bond Value
   Recovery Rights (AE)
   Series C                                         5,900,000              35
   Series D                                         5,887,000             146
   Series E                                         3,950,000              89
                                                                 ------------
                                                                          270
                                                                 ------------

 120  Multistrategy Bond Fund

FRANK RUSSELL INVESTMENT COMPANY
MULTISTRATEGY BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Utilities - 0.0%
GT Group Telecom, Inc. 2010 Warrants (AE)(p)              676              --
                                                                 ------------

TOTAL WARRANTS & RIGHTS
(cost $211)                                                               270
                                                                 ------------

                                                   NOTIONAL
                                                    AMOUNT
                                                      $
                                                 ------------
OPTIONS PURCHASED - 0.0%
(Number of Contracts)
Eurodollar Futures
   Sep 2005 94.75 Put (110)                            26,056               1
   Dec 2005 93.75 Put (140)                            32,813               1
                                                                 ------------

TOTAL OPTIONS PURCHASED
(cost $3)                                                                   2
                                                                 ------------

                                                  PRINCIPAL
                                                  AMOUNT ($)
                                                  OR SHARES
                                                 ------------
SHORT-TERM INVESTMENTS - 34.8%
Ares Leveraged Investment Fund, LP (E)(p)
   6.800% due 10/31/05                                    930             930
Barclays US Funding, LLC (c)(z)
   2.665% due 05/02/05                                  1,800           1,800
   2.770% due 05/09/05                                 12,300          12,292
   2.935% due 05/20/05                                    600             599
Bombardier Capital, Inc. (E)(p)
   5.100% due 05/30/05                                  1,090           1,090
CBA (DE) Finance Discount Note (c)(z)
   2.745% due 05/17/05                                 11,900          11,885
Citibank New York Commercial Paper (z)
   3.130% due 07/29/05                                  4,000           4,000
Comcast Corp. (c)(z)
   3.190% due 05/18/05                                    400             399
CSX Corp.
   2.750% due 02/15/06                                    170             168
Danske Corp. Discount Notes (z)
   2.650% due 05/23/05 (c)                             11,900          11,881
   2.725% due 06/06/05 (c)                              1,600           1,596
   3.020% due 07/15/05                                    700             694
Delta Air Lines, Inc.
   Series 00-1
   7.779% due 11/18/05                                      1               1
DNB Nor Bank ASA (c)(z)
   2.680% due 05/09/05                                  6,800           6,796

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Fannie Mae Discount Notes (z)
   2.490% due 05/04/05 (c)                             10,600          10,598
   2.645% due 06/01/05 (c)                                100             100
   2.674% due 06/13/05 (c)                              1,900           1,894
   2.875% due 06/27/05 (c)                              1,400           1,394
   2.960% due 06/29/05 (c)                              3,900           3,881
   2.943% due 07/06/05                                 11,400          11,316
   2.955% due 07/06/05                                  3,000           2,978
   2.784% due 07/13/05                                  2,100           2,084
   2.970% due 07/18/05                                  1,400           1,389
   2.988% due 07/20/05 (N)                             10,100          10,024
   3.010% due 07/27/05                                  3,400           3,374
Federal Home Loan Bank Discount Notes (c)(z)
   2.710% due 05/11/05                                    200             200
   2.885% due 05/25/05                                 13,400          13,374
   2.838% due 06/10/05                                 29,900          29,805
Ford Motor Credit Co.
   2.520% due 08/26/05 (z)                                300             296
   7.600% due 08/01/05                                    700             705
   6.875% due 02/01/06 (N)                                100             101
France Telecom SA (N)
   7.450% due 03/01/06                                  1,420           1,461
Frank Russell Investment Company Money Market
   Fund                                           262,716,000         262,716
Freddie Mac Discount Notes (z)
   2.772% due 05/31/05 (c)                              2,750           2,744
   2.790% due 05/31/05 (c)                              9,300           9,278
   2.687% due 06/15/05 (c)                              1,000             997
   3.000% due 07/26/05                                  6,100           6,053
   2.720% due 05/04/05 (c)                              1,600           1,600
   2.720% due 05/05/05 (c)                              8,800           8,797
   2.670% due 05/27/05 (c)                              1,000             998
   2.815% due 06/07/05 (c)                              4,100           4,088
   2.665% due 06/13/05 (c)                              2,100           2,093
   2.710% due 06/17/05 (c)                                100             100
   2.690% due 06/20/05 (c)                                800             797
   2.890% due 07/12/05                                    100              99
   2.939% due 08/01/05                                    100              99
   2.995% due 08/09/05                                 11,400          11,301
General Electric Capital Corp. Discount Note
   (c)(z)
   2.970% due 06/20/05                                 12,800          12,748
General Motors Acceptance Corp.
   7.500% due 07/15/05                                  1,300           1,306

                                                    Multistrategy Bond Fund  121

FRANK RUSSELL INVESTMENT COMPANY
MULTISTRATEGY BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
GTE Hawaiian Telephone Co.
   Series A
   7.000% due 02/01/06                                    630             634
HBOS Treasury Services, PLC (z)
   2.715% due 05/17/05 (c)                              2,200           2,197
   3.080% due 07/27/05                                 10,000           9,922
Lone Star Industries (p)
   8.850% due 06/15/05                                    655             660
Niagara Mohawk Power Corp.
   Series F
   7.625% due 10/01/05                                    510             519
Nisource Finance Corp.
   7.625% due 11/15/05                                    315             321
Power Contract Financing LLC (p)
   5.200% due 02/01/06                                    510             514
Rabobank USA Financial Corp. (c)(z)
   2.890% due 05/02/05                                  7,200           7,198
Santander Financial Issuances
   6.800% due 07/15/05                                    155             156
Smurfit Capital Funding PLC
   6.750% due 11/20/05                                  1,150           1,150
Spintab Swedish Mortgage (z)
   3.080% due 08/11/05                                  1,600           1,584
Swedbank Forenings (c)(z)
   2.710% due 05/31/05                                  1,200           1,197
UBS Financial Del, LLC (c)(z)
   2.910% due 05/03/05                                  5,700           5,699
   2.805% due 05/06/05                                  2,000           1,999
   2.865% due 05/13/05                                    500             500
   2.640% due 05/18/05                                  2,800           2,797
   2.870% due 05/20/05                                  3,100           3,095
   2.670% due 05/25/05                                    200             200
   2.975% due 05/27/05                                    100              99
   2.730% due 06/02/05                                    300             299
United States Treasury Bills (z)(sec.)
   2.690% due 06/02/05 (c)                                345             344
   2.710% due 06/16/05 (c)                                200             199

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
   2.745% due 06/16/05 (c)                                 25              25
   2.780% due 06/16/05 (c)                              2,035           2,028
   2.790% due 07/14/05                                    100              99
   2.883% due 07/14/05 (sec.)                             350             347
   2.835% due 08/18/05 (N)                             31,900          31,583
   2.955% due 09/08/05 (N)                              1,200           1,185
United States Treasury Notes (N)
   2.000% due 08/31/05                                  1,910           1,904
   1.875% due 01/31/06                                  4,600           4,553
Wachovia Corp. (N)
   7.550% due 08/18/05                                    875             886
Westpac Capital Corp. (c)(z)
   2.860% due 06/07/05                                 12,500          12,463
   2.940% due 06/07/05                                  1,600           1,595
                                                                 ------------

TOTAL SHORT-TERM INVESTMENTS
(cost $572,963)                                                       572,870
                                                                 ------------

OTHER SECURITIES - 24.1%
Frank Russell Investment Company Money Market
   Fund (X)                                        95,559,112          95,559
State Street Securities Lending Quality Trust
   Fund (X)                                       301,076,050         301,076
                                                                 ------------

TOTAL OTHER SECURITIES
(cost $396,635)                                                       396,635
                                                                 ------------

TOTAL INVESTMENTS - 142.2%
(identified cost $2,322,791)                                        2,339,811

OTHER ASSETS AND LIABILITIES,
NET - (42.2%)                                                        (694,649)
                                                                 ------------

NET ASSETS - 100.0%                                                 1,645,162
                                                                 ============

A portion of the portfolio has been fair valued as of period end.

See accompanying notes which are an integral part of the financial statements.

 122  Multistrategy Bond Fund

FRANK RUSSELL INVESTMENT COMPANY
MULTISTRATEGY BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2005 (UNAUDITED)

Amounts in thousands

FUTURES CONTRACTS
                                                                   UNREALIZED
                                                   NOTIONAL       APPRECIATION
                                                    AMOUNT       (DEPRECIATION)
(NUMBER OF CONTRACTS)                                 $                $
-------------------------------------------------------------------------------
Long Positions
10 Year Japan Government Bond Futures
   expiration date 06/05 (5)                            6,701              149

Eurodollar Futures
   expiration date 06/05 (8)                            1,932               (4)
   expiration date 09/05 (456)                        109,731             (613)
   expiration date 12/05 (392)                         94,144             (306)
   expiration date 03/06 (98)                          23,505               36
   expiration date 09/06 (4)                              957               (1)

United States Treasury Bonds
   expiration date 06/05 (88)                          10,106              122
United States Treasury 2 Year Notes
   expiration date 06/05 (343)                         71,242              (18)
United States Treasury 5 Year Notes
   expiration date 06/05 (66)                           7,158               46

United States Treasury 10 Year Notes
   expiration date 06/05 (1,278)                      142,399            2,014

Short Positions
United States Treasury Bonds
   expiration date 06/05 (41)                           4,710              (69)

United States Treasury 2 Year Notes
   expiration date 06/05 (388)                         80,589              104

United States Treasury 5 Year Notes
   expiration date 06/05 (604)                         65,505             (368)

United States Treasury 10 Year Notes
   expiration date 06/05 (55)                           6,128              (36)
                                                                  ------------

Total Unrealized Appreciation (Depreciation) on
   Open Futures Contracts                                                1,056
                                                                  ============

OPTIONS WRITTEN
                                                   NOTIONAL         MARKET
                                                    AMOUNT          VALUE
(NUMBER OF CONTRACTS)                                 $               $
-----------------------------------------------------------------------------
Eurodollar Futures
   June 2005 94.25 (GBP) Put (22)                       4,943              --
   June 2005 97.75 (EUR) Put (57)                      17,925              --
United States Treasury Bonds
   May 2005 116.00 Call (14)                            1,624              (7)
   May 2005 108.00 Put (132)                           14,256              (2)
   May 2005 111.00 Put (30)                             3,330              (3)
United States Treasury Notes
  10 Year Futures
   May 2005 112.00 Call (31)                            3,472             (11)
   May 2005 113.00 Call (114)                          12,882             (14)
   May 2005 114.00 Call (24)                            2,736              (1)
   May 2005 108.00 Put (159)                           17,172              (5)
                                                                 ------------

Total Liability for Options Written (premiums
   received $232)                                                         (43)
                                                                 ============


  See accompanying notes which are an integral part of the financial statements.

                                                    Multistrategy Bond Fund  123

FRANK RUSSELL INVESTMENT COMPANY
MULTISTRATEGY BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2005 (UNAUDITED)

Amounts in thousands

FOREIGN CURRENCY EXCHANGE CONTRACTS
                                                             UNREALIZED
                                                            APPRECIATION
      AMOUNT                 AMOUNT          SETTLEMENT    (DEPRECIATION)
       SOLD                  BOUGHT             DATE             $
-------------------   --------------------   -----------   --------------
USD           2,762      AUD         3,506    05/27/05                (29)
USD             177      BRL           500    09/08/05                 11
USD             177      BRL           500    09/08/05                 11
USD             211      BRL           600    09/08/05                 14
USD             400      BRL         1,142    09/09/05                 28
USD             125      EUR            95    05/27/05                 (2)
USD             383      EUR           286    05/27/05                (14)
USD             414      EUR           318    05/20/05                 (5)
USD             186      JPY        19,360    05/10/05                 (1)
USD             276      JPY        29,039    05/10/05                  1
USD             276      JPY        29,041    05/10/05                  1
USD             500      JPY        52,815    05/17/05                  5
USD           2,315      JPY       243,005    05/20/05                  7
USD             342      JPY        36,631    06/13/05                  9
USD             681      JPY        71,752    06/13/05                  6
USD           5,181      JPY       558,222    06/13/05                164
USD           2,812      JPY       300,000    06/30/05                 65
USD             419      PLN         1,230    05/27/05                (50)
AUD           3,506      USD         2,740    05/27/05                  8
CAD             709      USD           573    06/09/05                  9
BRL             450      USD           170    09/08/05                  1
EUR             156      USD           200    05/20/05                 (1)
EUR             393      USD           510    05/18/05                  4
EUR           3,207      USD         4,147    05/18/05                 18
EUR             610      USD           795    05/20/05                  9
EUR           3,841      USD         5,031    05/25/05                 85
EUR             382      USD           498    05/27/05                  6
EUR           2,142      USD         2,879    05/27/05                120
EUR           2,152      USD         2,787    06/30/05                 13
GBP             805      USD         1,510    05/27/05                (22)
GBP             812      USD         1,524    05/27/05                (22)
JPY         103,253      USD           981    05/10/05                 (4)
JPY         243,005      USD         2,265    05/20/05                (57)
JPY           3,325      USD            31    05/27/05                 (1)
NOK          19,311      USD         3,172    05/27/05                110
PLN           1,335      USD           414    05/20/05                 13
PLN           1,230      USD           399    05/27/05                 30
                                                           --------------

Total Unrealized Appreciation (Depreciation) on Open
   Foreign Currency Related Transactions                              540
                                                           ==============

See accompanying notes which are an integral part of the financial statements.

 124  Multistrategy Bond Fund

FRANK RUSSELL INVESTMENT COMPANY
MULTISTRATEGY BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2005 (UNAUDITED)

Amounts in thousands

INDEX SWAPS
----------------------------------------------------------------------------------------------------------------------------
                                                                                                               UNREALIZED
                                                    NOTIONAL                                                  APPRECIATION
        FUND RECEIVES                COUNTER         AMOUNT            FUND PAYS            TERMINATION      (DEPRECIATION)
     UNDERLYING SECURITY              PARTY             $            FLOATING RATE              DATE               $
------------------------------   ----------------   ---------   ------------------------   --------------   ----------------
Lehman Brothers                                                 1 Month USD LIBOR -
   CMBS Index - AAA              Goldman Sachs          4,685      BBA minus 0.10%            07/05/05                    58
                                                                                                            ----------------

Total Unrealized Appreciation (Depreciation) on Open Index Swaps                                                          58
                                                                                                            ================

INTEREST RATE SWAPS
------------------------------------------------------------------------------------------------------------------------------
                             NOTIONAL                                                                              MARKET
        COUNTER               AMOUNT                                                         TERMINATION           VALUE
         PARTY                  $              FUND RECEIVES             FUND PAYS               DATE                $
-----------------------   --------------   ----------------------   --------------------   ----------------   ----------------
Bank of America              CAD     400   6.000%                   Three Month LIBOR          12/16/19                      2
Barclays                    GBP      400   5.000%                   Six Month LIBOR            03/15/32                    (22)
Barclays                     EUR     400   6.000%                   Six Month LIBOR            03/15/32                     48
Goldman                     JPY  129,100   2.000%                   Six Month LIBOR            06/15/12                    (93)
Goldman                     JPY  130,000   2.000%                   Six Month LIBOR            06/15/12                    (94)
JP Morgan                   EUR    1,000   6.000%                   Six Month LIBOR            06/18/34                    168
Merrill Lynch                EUR     500   6.000%                   Six Month LIBOR            06/18/34                     84
Morgan Stanley              JPY  130,000   2.000%                   Six Month LIBOR            06/15/12                    (93)
UBS                         JPY  250,000   2.000%                   Six Month LIBOR            06/15/12                   (180)
                                                                                                              ----------------

Total Market Value of Interest Rate Swaps Premiums Paid (Received) - $1                                                   (180)
                                                                                                              ================

  See accompanying notes which are an integral part of the financial statements.

                                                    Multistrategy Bond Fund  125

FRANK RUSSELL INVESTMENT COMPANY
MULTISTRATEGY BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2005 (UNAUDITED)

                                                     % OF
                                                     NET
PORTFOLIO SUMMARY                                   ASSETS
-------------------------------------------------------------
Asset-Backed Securities                                   7.5
Corporate Bonds and Notes                                13.5
International Debt                                        5.3
Mortgage-Backed Securities                               32.9
Municipal Bonds                                           1.1
Non-US Bonds                                              2.0
Registered Investment Company Funds                        --*
United States Government Agencies                         1.1
United States Government Treasuries                      19.8
Preferred Stocks                                          0.1
Warrants & Rights                                          --*
Options Purchased                                          --*
Short-Term Investments                                   34.8
Other Securities                                         24.1
                                                 ------------
Total Investments                                       142.2
Other Assets and Liabilities, Net                       (42.2)
                                                 ------------
Net Assets                                              100.0
                                                 ============
Futures Contracts                                         0.1
Options Written                                            --*
Foreign Currency Contracts                                 --*
Index Swaps                                                --*
Interest Rate Swaps                                        --*
*  Less than .05%

See accompanying notes which are an integral part of the financial statements.

 126  Multistrategy Bond Fund

FRANK RUSSELL INVESTMENT COMPANY
TAX EXEMPT BOND FUND

SHAREHOLDER EXPENSE EXAMPLE -- APRIL 30, 2005 (UNAUDITED)

--------------------------------------------------------------------------------

FUND EXPENSES

THE FOLLOWING DISCLOSURE PROVIDES IMPORTANT INFORMATION REGARDING EACH FUND'S EXPENSE EXAMPLE, WHICH APPEARS ON EACH FUND'S INDIVIDUAL PAGE IN THIS SEMIANNUAL REPORT. PLEASE REFER TO THIS INFORMATION WHEN REVIEWING THE EXPENSE EXAMPLE FOR A FUND.

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including advisory and administrative fees; distribution and/or service (12b-1) fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from November 1, 2004 to April 30, 2005.

ACTUAL EXPENSES

The information in the table under the heading "Actual Performance" provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table under the heading "Hypothetical Performance (5% return before expenses)" provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading "Hypothetical Performance (5% return before expenses)" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                  HYPOTHETICAL
                                                  PERFORMANCE
                                  ACTUAL           (5% RETURN
CLASS C                        PERFORMANCE      BEFORE EXPENSES)
-------                       --------------    ----------------
Beginning Account Value
November 1, 2004              $     1,000.00      $     1,000.00
Ending Account Value April
30, 2005                      $       999.90      $     1,017.61
Expenses Paid During
Period*                       $         7.39      $         7.45

* Expenses are equal to the Fund's annualized expense ratio of 1.49%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

                                                  HYPOTHETICAL
                                                  PERFORMANCE
                                  ACTUAL           (5% RETURN
CLASS E                        PERFORMANCE      BEFORE EXPENSES)
-------                       --------------    ----------------
Beginning Account Value
November 1, 2004              $     1,000.00      $     1,000.00
Ending Account Value April
30, 2005                      $     1,003.70      $     1,021.33
Expenses Paid During
Period*                       $         3.68      $         3.71

* Expenses are equal to the Fund's annualized expense ratio of 0.74%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

                                                  HYPOTHETICAL
                                                  PERFORMANCE
                                  ACTUAL           (5% RETURN
CLASS S                        PERFORMANCE      BEFORE EXPENSES)
-------                       --------------    ----------------
Beginning Account Value
November 1, 2004              $     1,000.00      $     1,000.00
Ending Account Value April
30, 2005                      $     1,005.40      $     1,022.57
Expenses Paid During
Period*                       $         2.44      $         2.46

* Expenses are equal to the Fund's annualized expense ratio of 0.49%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

                                                       Tax Exempt Bond Fund  127

FRANK RUSSELL INVESTMENT COMPANY
TAX EXEMPT BOND FUND

SCHEDULE OF INVESTMENTS -- APRIL 30, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                               PRINCIPAL                          DATE
                                                               AMOUNT ($)         RATE             OF            VALUE
                                                               OR SHARES           %            MATURITY           $
--------------------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS - 93.8%
Alabama - 1.5%
City of Tuscaloosa Alabama General Obligation Unlimited                340          5.000       02/15/07               353
County of Baldwin Alabama General Obligation Unlimited                 545          5.000       02/01/14               600
County of Jefferson Alabama General Obligation Unlimited               500          5.000       04/01/10               542
Courtland Industrial Development Board Revenue Bonds                   250          5.000       11/01/13               264
Huntsville Health Care Authority Revenue Bonds                         200          5.250       06/01/05               200
Marshall County Health Care Authority Revenue Bonds                    160          4.500       01/01/06               161
Mobile County Board of School Commissioners General
   Obligation Unlimited, weekly demand                                 375          5.000       03/01/12               405
Montgomery BMC Special Care Facilities Financing Authority
   Revenue Bonds (E)                                                   960    Zero coupon       11/15/15               914
                                                                                                              ------------
                                                                                                                     3,439
                                                                                                              ------------
Alaska - 0.5%
City of Anchorage Alaska General Obligation Unlimited (ae)             500          5.750       12/01/16               566
State of Alaska General Obligation Unlimited                           595          5.250       07/15/11               661
                                                                                                              ------------
                                                                                                                     1,227
                                                                                                              ------------
Arizona - 3.3%
Arizona Health Facilities Authority Revenue Bonds                      200          4.000       04/01/09               204
Arizona School Facilities Board Certificate of Participation         1,000          5.000       09/01/08             1,062
Arizona State Transportation Board Revenue Bonds                     1,500          5.000       07/01/14             1,669
Arizona State Transportation Board Revenue Bonds, weekly
   demand                                                              500          5.250       07/01/12               554
Maricopa County Pollution Control Corp. Revenue Bonds,
   annual demand (E)                                                 1,000          4.000       01/01/38             1,010
Maricopa County Pollution Control Corp. Revenue Bonds,
   annual demand (E)                                                   200          2.900       06/01/35               195
Mesa Arizona General Obligation Unlimited (u)(ae)                    1,000          5.000       07/01/17             1,078
Phoenix Civic Improvement Corp. Revenue Bonds                          250          5.500       07/01/07               263
Phoenix Civic Plaza Building Corp. Revenue Bonds, weekly
   demand                                                            1,000          5.900       07/01/10             1,015
State of Arizona Certificate of Participation                          200          5.500       05/01/10               222
University of Arizona Revenue Bonds                                    430          5.000       06/01/06               440
                                                                                                              ------------
                                                                                                                     7,712
                                                                                                              ------------
Arkansas - 0.3%
University of Arkansas Revenue Bond Series A                           750          5.000       11/01/10               819
                                                                                                              ------------

California - 9.9%
Abag Finance Authority for Nonprofit Corps. Certificate of
   Participation, weekly demand                                        600          5.700       08/15/14               643
California Health Facilities Financing Authority Revenue
   Bonds, annual demand (E)                                          1,500          4.950       07/01/26             1,579
California State Department of Water Resources Revenue Bonds           250          5.500       05/01/10               275
California State Department of Water Resources Revenue Bonds           500          5.250       05/01/11               555
California State Department of Water Resources Revenue Bonds         1,000          5.250       05/01/12             1,117
California State Public Works Board Revenue Bonds                      630          5.000       06/01/10               678
California Statewide Communities Development Authority
   Revenue Bonds, annual demand (E)                                  1,000          5.200       12/01/29             1,059
California Statewide Communities Development Authority
   Revenue Bonds, annual demand (E)                                  1,250          2.300       04/01/33             1,226
California Statewide Communities Development Authority
   Revenue Bonds, annual demand (E)                                  1,100          2.625       04/01/34             1,078

 128  Tax Exempt Bond Fund

FRANK RUSSELL INVESTMENT COMPANY
TAX EXEMPT BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                               PRINCIPAL                          DATE
                                                               AMOUNT ($)         RATE             OF            VALUE
                                                               OR SHARES           %            MATURITY           $
--------------------------------------------------------------------------------------------------------------------------
California Statewide Communities Development Authority
   Revenue Bonds, annual demand (E)                                    500          3.450       04/01/35               493
California Statewide Communities Development Authority
   Revenue Bonds, annual demand (E)                                    900          4.350       11/01/36               920
Golden State Tobacco Securitization Corp. Revenue Bonds,
   weekly demand                                                       665          5.250       06/01/16               666
Golden State Tobacco Securitization Corp. Revenue Bonds,
   weekly demand                                                       405          5.500       06/01/18               424
Golden State Tobacco Securitization Corp. Revenue Bonds,
   weekly demand                                                       920          5.000       06/01/21               927
Kings River Conservation District Certificate of
   Participation                                                       850          5.000       05/01/15               906
Southern California Public Power Authority Revenue Bonds               405          5.375       01/01/12               455
State of California General Obligation Unlimited                     1,000          6.600       02/01/10             1,143
State of California General Obligation Unlimited                     1,000          5.000       10/01/11             1,091
State of California General Obligation Unlimited                     1,000          5.000       02/01/12             1,089
State of California General Obligation Unlimited                     1,050          5.000       02/01/12             1,144
State of California General Obligation Unlimited                     1,000          5.250       07/01/12             1,116
State of California General Obligation Unlimited                     1,000          5.250       07/01/14             1,120
State of California General Obligation Unlimited, annual
   demand (E)                                                        1,000          3.500       07/01/23             1,013
State of California General Obligation Unlimited, annual
   demand (E)                                                          255          5.000       07/01/23               270
State of California General Obligation Unlimited, weekly
   demand                                                              500          5.250       02/01/14               553
University of California Revenue Bonds                               1,500          5.000       05/15/13             1,665
                                                                                                              ------------
                                                                                                                    23,205
                                                                                                              ------------
Colorado - 1.2%
Colorado Department of Transportation Revenue Bonds                    265          6.000       06/15/08               289
Colorado Health Facilities Authority Revenue Bonds                     205          5.000       09/01/10               216
Colorado Health Facilities Authority Revenue Bonds                     210          5.000       09/01/11               221
Colorado Health Facilities Authority Revenue Bonds, annual
   demand (E)                                                          265          3.750       06/01/34               264
Colorado Housing & Finance Authority Revenue Bonds (E)                  80          6.300       08/01/16                83
Colorado Housing & Finance Authority Revenue Bonds,
   semi-annual demand                                                  110          6.300       08/01/12               115
Colorado Housing & Finance Authority Revenue Bonds, weekly
   demand                                                               80          7.250       04/01/10                83
Colorado Housing & Finance Authority Revenue Bonds, weekly
   demand                                                               50          6.700       10/01/16                51
Highlands Ranch Metropolitan District No. 1 General
   Obligation Unlimited                                                750          5.750       09/01/12               858
Jefferson County School District R-001 General Obligation
   Unlimited (u)                                                       500          5.000       12/15/14               556
                                                                                                              ------------
                                                                                                                     2,736
                                                                                                              ------------
Delaware - 0.4%
Delaware State Economic Development Authority Revenue Bonds            630          6.500       01/01/08               665
Delaware State Economic Development Authority Revenue Bonds,
   annual demand (E)                                                   250          4.900       05/01/26               269
                                                                                                              ------------
                                                                                                                       934
                                                                                                              ------------
District of Columbia - 0.9%
District of Columbia Certificate of Participation                      500          5.250       01/01/08               528
District of Columbia General Obligation Unlimited                       70          5.500       06/01/09                77
District of Columbia General Obligation Unlimited                      930          5.500       06/01/09             1,015
District of Columbia Revenue Bonds                                     400    Zero coupon       07/01/05               398
District of Columbia TOB Settlement Financing Corp. Revenue
   Bonds                                                               200          5.200       05/15/08               207
                                                                                                              ------------
                                                                                                                     2,225
                                                                                                              ------------
Florida - 5.3%
City of Tallahassee Florida Revenue Bonds                              500          5.000       10/01/11               550
County of Escambia Florida Revenue Bonds, weekly demand                740          5.250       10/01/14               820
County of Hillsborough Florida Revenue Bonds, semi-annual
   demand                                                              100          6.200       12/01/08               105

                                                       Tax Exempt Bond Fund  129

FRANK RUSSELL INVESTMENT COMPANY
TAX EXEMPT BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                               PRINCIPAL                          DATE
                                                               AMOUNT ($)         RATE             OF            VALUE
                                                               OR SHARES           %            MATURITY           $
--------------------------------------------------------------------------------------------------------------------------
Escambia County Health Facilities Authority Revenue Bonds            1,000          5.000       11/15/06             1,031
Florida State Board of Education General Obligation
   Unlimited                                                         1,000          6.500       06/01/07             1,073
Florida State Division Of Bond Finance Revenue Bonds                   500          5.750       07/01/06               517
Florida State Division Of Bond Finance Revenue Bonds, weekly
   demand (u)                                                        1,600          5.250       07/01/13             1,731
Florida Water Pollution Control Financing Corp. Revenue
   Bonds, weekly demand                                                500          5.500       01/15/12               559
Hillsborough County Educational Facilities Authority Revenue
   Bonds, semi-annual demand                                           870          5.750       04/01/18               943
Martin County Health Facilities Authority Revenue Bonds                200          5.250       11/15/08               207
Miami-Dade County Educational Facilities Authority Revenue
   Bonds, weekly demand                                              1,500          5.000       04/01/17             1,623
North Miami Florida Revenue Bonds                                    1,325          5.000       04/01/10             1,434
Orlando Utilities Commission Revenue Bonds                           1,225          5.900       10/01/08             1,341
State of Florida General Obligation Unlimited (ae)                     500          5.800       07/01/18               508
                                                                                                              ------------
                                                                                                                    12,442
                                                                                                              ------------
Georgia - 2.9%
City of Atlanta Georgia Revenue Bonds                                1,000          5.500       11/01/14             1,151
Columbia County Georgia Revenue Bonds                                  750          6.000       06/01/20               910
Dalton Georgia Revenue Bonds                                           500          5.750       01/01/09               548
Fayette County School District General Obligation Unlimited
   (u)(E)                                                              290    Zero coupon       03/01/14               235
Fayette County School District General Obligation Unlimited
   (u)                                                                 145          1.000       03/01/16               116
Georgia Municipal Electric Authority Revenue Bonds                     850          6.250       01/01/17             1,042
Georgia State Road & Tollway Authority Revenue Bonds                   590          5.250       03/01/11               654
Gwinnett County Water & Sewer Authority Revenue Bonds,
   weekly demand                                                       265          5.200       08/01/14               284
Private Colleges & Universities Authority Revenue Bonds                 70          6.000       06/01/05                70
State of Georgia General Obligation Unlimited                        1,000          5.750       08/01/08             1,088
State of Georgia General Obligation Unlimited                          600          6.500       12/01/09               689
                                                                                                              ------------
                                                                                                                     6,787
                                                                                                              ------------
Hawaii - 1.1%
Honolulu City & County Hawaii General Obligation Unlimited           1,000          5.000       07/01/14             1,110
Kauai County Hawaii General Obligation Unlimited (ae)                  375          6.250       08/01/19               432
State of Hawaii General Obligation Unlimited                         1,000          5.750       01/01/10             1,114
                                                                                                              ------------
                                                                                                                     2,656
                                                                                                              ------------
Idaho - 0.4%
Idaho Health Facilities Authority Revenue Bonds, weekly
   demand (E)                                                          900          2.950       07/01/30               900
                                                                                                              ------------

Illinois - 5.7%
Chicago Metropolitan Water Reclamation District-Greater
   Chicago General Obligation Unlimited                              2,000          6.500       12/01/07             2,177
City of Chicago Illinois General Obligation Unlimited,
   weekly demand                                                       750          6.000       01/01/11               845
City of Chicago Illinois Tax Allocation                                700    Zero coupon       12/01/07               645
Cook County Community Consolidated School District No.
   15-Palatine General Obligation, Ltd.                              1,000    Zero coupon       12/01/11               778
Cook County Community Consolidated School District No.
   15-Palatine General Obligation, Ltd.                              2,235    Zero coupon       12/01/13             1,575
Illinois Educational Facilities Authority Revenue Bonds,
   annual demand                                                       450          3.350       03/01/34               443
Illinois Finance Authority Revenue Bonds (ae)                          420          7.375       07/01/21               450
Illinois Finance Authority Revenue Bonds                               400    Zero coupon       01/01/10               338

 130  Tax Exempt Bond Fund

FRANK RUSSELL INVESTMENT COMPANY
TAX EXEMPT BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                               PRINCIPAL                          DATE
                                                               AMOUNT ($)         RATE             OF            VALUE
                                                               OR SHARES           %            MATURITY           $
--------------------------------------------------------------------------------------------------------------------------
Illinois Finance Authority Revenue Bonds                               670          5.500       10/01/12               742
Illinois Finance Authority Revenue Bonds                               750          5.000       06/01/14               789
Illinois Health Facilities Authority Revenue Bonds                     240          5.500       08/01/07               253
Illinois Health Facilities Authority Revenue Bonds                     545          6.000       05/15/10               583
Illinois Housing Development Authority Revenue Bonds (E)             1,000          2.790       08/01/17               998
Lake County Community Unit School District No. 116-Round
   Lake General Obligation Unlimited                                   400          7.600       02/01/14               518
Lake County Forest Preservation District General Obligation
   Unlimited                                                         1,215    Zero coupon       12/01/07             1,118
State of Illinois Revenue Bonds                                      1,000          5.000       06/15/08             1,060
                                                                                                              ------------
                                                                                                                    13,312
                                                                                                              ------------
Indiana - 3.0%
Allen County Jail Building Corp. Revenue Bonds                         300          5.750       10/01/09               333
City of Indianapolis Indiana Revenue Bonds                             450          5.000       10/01/06               463
Columbus Multi School Building Corp. Indiana Revenue Bonds             450          5.000       01/10/10               486
Dyer Redevelopment Authority Economic Development Lease Rent
   Revenue Bonds                                                       260          5.000       01/15/11               280
Franklin Township School Building Corp./Marion County
   Indiana Revenue Bonds                                               500          5.750       07/15/06               518
Indiana Health Facility Financing Authority                            560          5.375       12/01/08               601
Indiana Health Facility Financing Authority Revenue Bonds
   (E)(ae)                                                           1,255          5.000       11/01/26             1,307
Indiana Health Facility Financing Authority Revenue Bonds            1,000          5.500       11/15/10             1,099
Indiana Health Facility Financing Authority Revenue Bonds            1,000          5.000       11/01/11             1,079
Indiana Housing Finance Authority Revenue Bonds, weekly
   demand                                                              130          6.600       07/01/05               131
Indiana University Revenue Bonds, weekly demand                        500          5.750       08/01/10               559
Lawrenceburg Indiana Revenue Bonds, annual demand (E)                  225          2.625       10/01/19               223
                                                                                                              ------------
                                                                                                                     7,079
                                                                                                              ------------
Iowa - 0.1%
Iowa Finance Authority Revenue Bonds                                   290          6.000       07/01/10               320
                                                                                                              ------------

Kansas - 1.1%
Butler & Sedgwick Counties Unified School District No. 385
   Andover General Obligation Unlimited                                500          5.000       09/01/09               540
City of Burlington Kansas Revenue Bonds, annual demand (E)             750          2.650       06/01/31               749
Kansas Development Finance Authority Revenue Bonds                     150          5.000       08/01/10               163
Kansas Development Finance Authority Revenue Bonds                   1,000          5.000       08/01/13             1,105
                                                                                                              ------------
                                                                                                                     2,557
                                                                                                              ------------
Louisiana - 0.5%
Jefferson Parish Hospital Service District No. 2 Revenue
   Bonds, annual demand                                              1,000          5.250       12/01/15             1,016
Louisiana Energy & Power Authority Revenue Bonds                       200          5.500       01/01/08               213
                                                                                                              ------------
                                                                                                                     1,229
                                                                                                              ------------
Massachusetts - 2.5%
Commonwealth of Massachusetts General Obligation, Ltd.               1,000          5.500       10/01/16             1,147
Commonwealth of Massachusetts General Obligation, Ltd. (ae)            430          6.000       02/01/11               485
Commonwealth of Massachusetts General Obligation, Ltd. (ae)          1,000          5.750       10/01/19             1,123
Commonwealth of Massachusetts General Obligation, Ltd. (ae)          1,000          5.250       01/01/22             1,113
Massachusetts Bay Transportation Authority Revenue Bonds               500          6.000       03/01/06               513

                                                       Tax Exempt Bond Fund  131

FRANK RUSSELL INVESTMENT COMPANY
TAX EXEMPT BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                               PRINCIPAL                          DATE
                                                               AMOUNT ($)         RATE             OF            VALUE
                                                               OR SHARES           %            MATURITY           $
--------------------------------------------------------------------------------------------------------------------------
Massachusetts Development Finance Agency Revenue Bonds                 360          5.750       08/01/05               362
Massachusetts Development Finance Agency Revenue Bonds                 165          5.125       12/01/11               172
Massachusetts Development Finance Agency Revenue Bonds                  50          5.150       10/01/14                52
Massachusetts Health & Educational Facilities Authority
   Revenue Bonds                                                       110          4.500       10/01/05               110
Massachusetts Health & Educational Facilities Authority
   Revenue Bonds                                                       100          5.000       07/01/07               103
Massachusetts Health & Educational Facilities Authority
   Revenue Bonds                                                       145          5.000       07/01/09               152
Massachusetts State Port Authority Revenue Bonds                       200          6.000       07/01/06               207
Massachusetts State Port Authority Revenue Bonds                       125          5.250       07/01/07               131
Massachusetts State Port Authority Revenue Bonds                       150          5.750       07/01/10               166
                                                                                                              ------------
                                                                                                                     5,836
                                                                                                              ------------
Michigan - 1.8%
Bishop International Airport Authority Revenue Bonds                   750          5.000       12/01/10               786
Ferndale Michigan General Obligation Unlimited, semi-annual
   demand                                                              250          5.000       04/01/15               272
Kent Hospital Finance Authority Revenue Bonds                          250          5.250       01/15/07               258
Manistee Area Public Schools General Obligation Unlimited              235          6.000       05/01/08               255
Michigan Municipal Bond Authority Revenue Bonds                        665          5.000       05/01/13               735
Michigan Municipal Bond Authority Revenue Bonds (ae)                   500          5.750       10/01/11               570
Michigan State Hospital Finance Authority Revenue Bonds                250          5.000       05/15/07               260
Woodhaven Brownstown School District General Obligation
   Unlimited, weekly demand (u)                                        900          5.125       05/01/13               991
                                                                                                              ------------
                                                                                                                     4,127
                                                                                                              ------------
Minnesota - 0.4%
City of State Cloud Minnesota Revenue Bonds                            340          5.500       05/01/06               348
State of Minnesota General Obligation Unlimited                        500          6.000       08/01/05               504
Virginia Housing & Redevelopment Authority Revenue Bonds                40          5.250       10/01/12                42
Virginia Housing & Redevelopment Authority Revenue Bonds                95          5.250       10/01/13               100
                                                                                                              ------------
                                                                                                                       994
                                                                                                              ------------
Mississippi - 0.1%
State of Mississippi General Obligation Unlimited                      300          5.375       07/01/17               343
                                                                                                              ------------

Missouri - 0.4%
Jackson County Reorganized School District No. 7 General
   Obligation Unlimited                                                250          4.375       03/01/11               265
Joplin Missouri Industrial Development Authority Health
   Revenue Bonds                                                       270          5.500       02/15/13               294
Missouri Housing Development Commission Revenue Bonds                  195          4.350       12/01/07               198
Southeast Missouri State University Revenue Bonds                      250          5.625       04/01/10               278
                                                                                                              ------------
                                                                                                                     1,035
                                                                                                              ------------
Montana - 0.5%
Montana State Board of Regents Revenue Bonds                           500          4.750       05/15/13               543
Montana State Board of Regents Revenue Bonds                           500          4.750       05/15/14               543
                                                                                                              ------------
                                                                                                                     1,086
                                                                                                              ------------
Nevada - 1.4%
Clark County School District General Obligation Limited
   (ae)(E)                                                             330          5.250       06/15/10               359
Clark County School District General Obligation Limited,
   weekly demand (E)                                                   670          5.250       06/15/10               724
Henderson Nevada General Obligation, Ltd.                              475          6.000       06/01/06               491

 132  Tax Exempt Bond Fund

FRANK RUSSELL INVESTMENT COMPANY
TAX EXEMPT BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                               PRINCIPAL                          DATE
                                                               AMOUNT ($)         RATE             OF            VALUE
                                                               OR SHARES           %            MATURITY           $
--------------------------------------------------------------------------------------------------------------------------
Las Vegas Valley Water District General Obligation, Ltd.,
   weekly demand (u)                                                 1,050          5.250       06/01/14             1,169
Truckee Meadows Water Authority Revenue Bonds                          500          5.500       07/01/11               559
                                                                                                              ------------
                                                                                                                     3,302
                                                                                                              ------------
New Hampshire - 0.3%
New Hampshire Health & Education Facilities Authority
   Revenue Bonds                                                       325          4.600       10/01/07               333
New Hampshire Health & Education Facilities Authority
   Revenue Bonds                                                       350          5.000       07/01/14               371
                                                                                                              ------------
                                                                                                                       704
                                                                                                              ------------
New Jersey - 4.5%
New Jersey Economic Development Authority Revenue Bonds              1,000          5.000       09/01/12             1,087
New Jersey Economic Development Authority Revenue Bonds              1,000          5.000       06/15/12             1,094
New Jersey Economic Development Authority Revenue Bonds (E)          1,020          5.375       06/15/15             1,115
New Jersey State Educational Facilities Authority Revenue
   Bonds                                                             1,000          5.750       09/01/10             1,120
New Jersey State Housing & Mortgage Finance Agency Revenue
   Bonds                                                             1,000          4.300       11/01/07             1,029
New Jersey State Transit Corp. Certificate of Participation          1,350          5.500       09/15/07             1,425
New Jersey State Turnpike Authority Revenue Bonds                      500          5.500       01/01/09               543
New Jersey Transportation Trust Fund Authority Revenue Bonds
   (u)                                                               1,000          5.250       12/15/14             1,122
New Jersey Transportation Trust Fund Authority Revenue Bonds         1,000          6.000       06/15/06             1,034
New Jersey Transportation Trust Fund Authority Revenue Bonds           500          6.000       06/15/07               533
Tobacco Settlement Financing Corp. Revenue Bonds, weekly
   demand                                                              500          4.375       06/01/19               503
                                                                                                              ------------
                                                                                                                    10,605
                                                                                                              ------------
New Mexico - 1.8%
Farmington New Mexico Revenue Bonds, annual demand (E)(u)            2,965          3.550       04/01/29             2,987
New Mexico Finance Authority Revenue Bonds, weekly demand              500          5.000       04/01/15               546
New Mexico State Highway Commission Revenue Bonds                      570          5.500       06/15/06               587
                                                                                                              ------------
                                                                                                                     4,120
                                                                                                              ------------
New York - 9.4%
City of New York New York General Obligation Unlimited               1,000          5.500       08/15/08             1,073
City of New York New York General Obligation Unlimited               1,000          5.500       08/01/09             1,088
City of New York New York General Obligation Unlimited                 250          5.250       12/01/09               270
City of New York New York General Obligation Unlimited                 730          5.000       06/01/10               786
City of New York New York General Obligation Unlimited                 500          5.000       08/01/11               541
City of New York New York General Obligation Unlimited                 850          5.000       03/01/12               921
City of New York New York General Obligation Unlimited                 750          5.000       11/01/12               813
City of New York New York General Obligation Unlimited                 470          5.000       08/01/13               510
City of New York New York General Obligation Unlimited,
   weekly demand                                                       130          5.000       08/01/10               139
City of New York New York General Obligation Unlimited,
   weekly demand                                                       125          5.750       08/01/11               140
City of New York New York General Obligation Unlimited,
   weekly demand                                                       235          5.250       11/01/12               259
Long Island Power Authority Revenue Bonds                              250          5.000       06/01/09               265
Metropolitan Transportation Authority Revenue Bonds                    500          5.300       07/01/05               502
New York City Municipal Water Finance Authority Revenue
   Bonds                                                             1,500          5.250       06/15/12             1,669
New York Local Government Assistance Corp. Revenue Bonds,
   semi-annual demand (u)                                            1,000          5.200       04/01/12             1,051
New York State Dormitory Authority Revenue Bonds                     1,415          7.000       07/01/09             1,525
New York State Dormitory Authority Revenue Bonds (u)                   960          5.000       02/15/13             1,053
New York State Dormitory Authority Revenue Bonds (u)                 1,000          5.000       07/01/15             1,113
New York State Dormitory Authority Revenue Bonds, annual
   demand (E)                                                        2,000          5.250       11/15/23             2,197
New York State Dormitory Authority Revenue Bonds, annual
   demand (E)                                                          650          5.250       11/15/29               722
New York State Environmental Facilities Corp. Revenue Bonds          1,000          6.000       06/15/12             1,166

                                                       Tax Exempt Bond Fund  133

FRANK RUSSELL INVESTMENT COMPANY
TAX EXEMPT BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                               PRINCIPAL                          DATE
                                                               AMOUNT ($)         RATE             OF            VALUE
                                                               OR SHARES           %            MATURITY           $
--------------------------------------------------------------------------------------------------------------------------
New York State Urban Development Corp. Revenue Bonds, annual
   demand                                                              500          5.250       01/01/21               534
New York State Urban Development Corp. Revenue Bonds, weekly
   demand                                                              225          5.125       07/01/15               248
Niagara County Industrial Development Agency Revenue Bonds,
   annual demand (E)                                                   350          5.550       11/15/24               372
Saratoga County Industrial Development Agency Revenue Bonds             80          5.000       12/01/14                85
Suffolk County Judicial Facilities Agency Revenue Bonds                500          5.500       04/15/09               546
Tobacco Settlement Financing Authority Revenue Bonds, weekly
   demand                                                            1,000          5.500       06/01/10             1,002
Tobacco Settlement Financing Authority Revenue Bonds, weekly
   demand                                                              300          5.250       06/01/13               319
TSASC, Inc. Revenue Bonds                                            1,000          5.500       07/15/13             1,054
                                                                                                              ------------
                                                                                                                    21,963
                                                                                                              ------------
North Carolina - 1.6%
North Carolina Eastern Municipal Power Agency Revenue Bonds            250          5.500       01/01/10               268
North Carolina Municipal Power Agency No. 1 Catawba Revenue
   Bonds                                                               200          5.500       01/01/13               222
North Carolina Municipal Power Agency No. 1 Catawba Revenue
   Bonds, semi-annual demand                                         1,500          6.000       01/01/12             1,729
Onslow Water & Sewer Authority Revenue Bonds, annual demand          1,425          5.000       06/01/17             1,549
                                                                                                              ------------
                                                                                                                     3,768
                                                                                                              ------------
Ohio - 2.7%
Columbus Ohio General Obligation, Ltd.                                 585          5.250       01/01/11               647
County of Hamilton Ohio Revenue Bonds                                  250          6.000       12/01/05               255
Jackson Local School District Stark & Summit Counties
   General Obligation Unlimited                                        500    Zero coupon       12/01/07               462
Ohio State Building Authority Revenue Bonds                            500          6.000       04/01/06               515
Ohio State Building Authority Revenue Bonds                            575          5.750       04/01/08               620
Ohio State Higher Educational Facility Commission Revenue
   Bonds                                                             1,000          5.000       12/01/09             1,074
State of Ohio General Obligation Unlimited                             550          5.500       05/01/08               590
State of Ohio General Obligation Unlimited                           1,500          5.000       02/01/10             1,624
Steubenville Ohio Revenue Bonds                                        280          5.700       10/01/10               304
University of Cincinnati Revenue Bonds                                 300          5.500       06/01/08               322
                                                                                                              ------------
                                                                                                                     6,413
                                                                                                              ------------
Oklahoma - 0.3%
Grand River Dam Authority Revenue Bonds                                250          5.000       06/01/12               275
Oklahoma Development Finance Authority Revenue Bonds                   275          5.000       10/01/13               288
Oklahoma Housing Finance Agency Revenue Bonds, weekly demand           115          7.600       09/01/15               123
                                                                                                              ------------
                                                                                                                       686
                                                                                                              ------------
Oregon - 2.3%
Clackamas County School Distrist No. 62C Oregon City General
   Obligation Unlimited (ae)                                           435          6.000       06/15/11               494
Deschutes County Administrative School District No. 1
   General Obligation Unlimited (u)                                  1,000          5.000       06/15/10             1,085
Oregon State Department of Administrative Services Revenue
   Bonds                                                             1,000          5.000       09/01/08             1,064
Oregon State Department of Administrative Services Revenue
   Bonds, weekly demand                                                750          5.250       04/01/10               816
Oregon State Department of Transportation Revenue Bonds              1,000          5.000       11/15/13             1,110
State of Oregon General Obligation, Ltd., weekly demand                895          5.700       10/01/32               921
                                                                                                              ------------
                                                                                                                     5,490
                                                                                                              ------------

 134  Tax Exempt Bond Fund

FRANK RUSSELL INVESTMENT COMPANY
TAX EXEMPT BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                               PRINCIPAL                          DATE
                                                               AMOUNT ($)         RATE             OF            VALUE
                                                               OR SHARES           %            MATURITY           $
--------------------------------------------------------------------------------------------------------------------------
Pennsylvania - 3.5%
Allegheny County Port Authority Revenue Bonds, weekly demand           250          5.500       03/01/17               276
Berks County Vocational Technical School Authority Revenue
   Bonds (u)                                                         1,260          5.000       06/01/15             1,394
City of Philadelphia Pennsylvania Revenue Bonds                        500          6.750       08/01/05               505
City of Philadelphia Pennsylvania Revenue Bonds                        500          5.500       07/01/07               527
City of Philadelphia Pennsylvania Revenue Bonds                        750          5.250       08/01/13               836
County of Allegheny Pennsylvania General Obligation
   Unlimited                                                         1,000          5.000       10/01/15             1,110
Erie County Industrial Development Authority Revenue Bonds             180          5.300       04/01/12               193
Hempfield Township Municipal Authority Revenue Bonds (u)               355          5.000       09/01/13               393
Norwin School District General Obligation Unlimited (ae)               250          6.000       04/01/20               281
Owen J Roberts School District General Obligation Unlimited            500          5.000       08/15/12               551
Pennsylvania Higher Educational Facilities Authority Revenue
   Bonds (u)                                                           715          5.000       08/15/14               783
Pittsburgh Public Parking Authority Revenue Bonds, weekly
   demand (u)                                                          310          5.000       12/01/16               336
Sayre Health Care Facilities Authority Revenue Bonds, weekly
   demand                                                              690          5.300       12/01/12               736
St. Mary Hospital Authority Revenue Bonds                              300          5.000       11/15/13               317
                                                                                                              ------------
                                                                                                                     8,238
                                                                                                              ------------
Puerto Rico - 2.1%
Puerto Rico Electric Power Authority Revenue Bonds                   1,000          5.000       07/01/13             1,109
Puerto Rico Electric Power Authority Revenue Bonds                     500          5.500       07/01/17               582
Puerto Rico Public Buildings Authority Revenue Bonds ,
   annual demand (E)                                                 1,000          4.500       07/01/22             1,025
Puerto Rico Public Finance Corp. Revenue Bonds, annual
   demand (E)                                                        2,000          5.750       08/01/27             2,222
                                                                                                              ------------
                                                                                                                     4,938
                                                                                                              ------------
Rhode Island - 0.1%
Rhode Island Health & Educational Building Corp. Revenue
   Bonds                                                               150          5.750       08/15/10               161
                                                                                                              ------------

South Carolina - 1.1%
Richland-Lexington Airport District Revenue Bonds                      250          5.000       01/01/06               254
Richland-Lexington Airport District Revenue Bonds                      500          5.000       01/01/09               532
Richland-Lexington Airport District Revenue Bonds                      440          5.000       01/01/10               470
Rock Hill South Carolina Revenue Bonds                                 250          5.000       01/01/10               271
South Carolina State Public Service Authority Revenue Bonds,
   weekly demand                                                       375          5.500       01/01/11               414
Spartanburg County South Carolina Revenue Bonds                        500          6.000       04/15/07               529
                                                                                                              ------------
                                                                                                                     2,470
                                                                                                              ------------
South Dakota - 0.7%
Sioux Falls South Dakota Revenue Bonds                                 250          5.500       11/15/10               278
South Dakota State Building Authority Revenue Bonds                  1,330          5.000       09/01/12             1,461
                                                                                                              ------------
                                                                                                                     1,739
                                                                                                              ------------
Tennessee - 1.6%
County of Williamson Tennessee General Obligation Unlimited            500          6.000       03/01/06               514
Maury County Tennessee General Obligation Unlimited, weekly
   demand                                                            1,000          5.000       04/01/16             1,092
Metropolitan Government Nashville & Davidson County Health &
   Educational Facility Board Revenue Bonds                            920          5.000       11/01/06               950

                                                       Tax Exempt Bond Fund  135

FRANK RUSSELL INVESTMENT COMPANY
TAX EXEMPT BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                               PRINCIPAL                          DATE
                                                               AMOUNT ($)         RATE             OF            VALUE
                                                               OR SHARES           %            MATURITY           $
--------------------------------------------------------------------------------------------------------------------------
Metropolitan Government Nashville & Davidson County
   Tennessee Revenue Bonds                                             180          5.250       01/01/13               201
Tennessee Housing Development Agency Revenue Bonds, weekly
   demand                                                              925          5.375       01/01/18               964
                                                                                                              ------------
                                                                                                                     3,721
                                                                                                              ------------
Texas - 9.6%
Alvin Independent School District General Obligation
   Unlimited                                                           515          6.750       08/15/09               590
Alvin Independent School District General Obligation
   Unlimited                                                           545          6.750       08/15/10               639
Brazos River Authority Revenue Bonds                                   500          3.625       04/01/12               502
Brazos River Authority Revenue Bonds, annual demand (E)                220          5.400       10/01/29               238
Brazos River Harbor Navigation District Revenue Bonds,
   annual demand (E)                                                   220          4.750       05/15/33               227
City of Houston Texas Revenue Bonds                                    515          5.250       05/15/14               579
City of San Antonio Texas Revenue Bonds                              1,000          5.250       02/01/13             1,115
County of Harris Texas General Obligation, Ltd.                      1,435          5.250       08/15/09             1,557
County of Travis Texas General Obligation, Ltd.                      1,000          5.250       03/01/10             1,092
County of Harris Texas Revenue Bonds, annual demand (E)              1,500          5.000       08/15/21             1,601
Cypress-Fairbanks Independent School District General
   Obligation Unlimited, annual demand (E)                             500          5.000       02/15/19               540
Dallas Independent School District General Obligation
   Unlimited                                                         2,100          5.000       02/15/14             2,317
El Paso Independent School District General Obligation
   Unlimited                                                         1,000          5.375       08/15/09             1,092
Fort Bend County Industrial Development Corp. Revenue Bonds,
   annual demand                                                       250          3.000       10/01/11               250
Gregory-Portland Independent School District General
   Obligation Unlimited Revenue Bonds, weekly demand                 1,250          5.000       02/15/15             1,370
Highland Park Independent School District General Obligation
   Unlimited                                                           960          5.000       02/15/13             1,055
Nueces River Authority Revenue Bonds (u)                               245          5.000       07/15/13               270
Port of Corpus Christi Authority of Nueces County Texas
   Revenue Bonds, weekly demand                                        385          5.350       11/01/10               396
Red River Texas Revenue Bonds, weekly demand, annual demand
   (E)                                                                 250          2.750       03/01/31               242
Round Rock Independent School District General Obligation
   Unlimited                                                         1,000          6.500       08/01/10             1,159
Round Rock Independent School District General Obligation
   Unlimited                                                           430          5.375       08/01/12               483
Round Rock Independent School District General Obligation
   Unlimited, weekly demand                                            750          6.500       08/01/11               868
Texas A & M University Revenue Bonds                                 1,000          5.000       07/01/08             1,060
Titus County Hospital District General Obligation Limited            1,000          5.000       08/15/13             1,099
Tyler Independent School District General Obligation
   Unlimited                                                         1,350          5.000       02/15/10             1,455
University of Texas Permanent University Fund Revenue Bonds            420          5.000       07/01/09               451
Waco Health Facilities Development Corp. Revenue Bonds                 250          5.200       11/15/06               259
                                                                                                              ------------
                                                                                                                    22,506
                                                                                                              ------------
Utah - 0.8%
County of Utah Utah Revenue Bonds, annual demand                       200          5.050       11/01/17               216
Intermountain Power Agency Revenue Bonds                             1,400          6.500       07/01/10             1,609
                                                                                                              ------------
                                                                                                                     1,825
                                                                                                              ------------
Virgin Islands - 0.2%
Virgin Islands Public Finance Authority Revenue Bonds                  200          5.000       10/01/13               216
Virgin Islands Public Finance Authority Revenue Bonds                  250          5.000       10/01/14               271
                                                                                                              ------------
                                                                                                                       487
                                                                                                              ------------

 136  Tax Exempt Bond Fund

FRANK RUSSELL INVESTMENT COMPANY
TAX EXEMPT BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                               PRINCIPAL                          DATE
                                                               AMOUNT ($)         RATE             OF            VALUE
                                                               OR SHARES           %            MATURITY           $
--------------------------------------------------------------------------------------------------------------------------
Virginia - 2.4%
City of Richmond Virginia General Obligation Unlimited,
   weekly demand                                                     1,000          5.000       07/15/15             1,105
County of Fairfax Virginia Certificate of Participation,
   weekly demand                                                       200          5.750       04/15/13               218
Hampton Virginia Revenue Bonds                                         240          5.000       01/01/14               258
Middle River Regional Jail Authority Revenue Bonds, weekly
   demand                                                            1,015          5.000       05/15/15             1,120
Peninsula Ports Authority Revenue Bonds, annual demand (E)             225          3.300       10/01/33               224
Prince William County Service Authority Revenue Bonds                  555          5.500       07/01/05               558
Virginia Commonwealth Transportation Board Revenue Bonds,
   weekly demand                                                       360          5.375       05/15/12               400
Virginia Commonwealth Transportation Board Revenue Bonds,
   weekly demand                                                     1,000          5.250       05/15/16             1,096
Virginia Public Building Authority Revenue Bonds                       500          5.750       08/01/07               532
                                                                                                              ------------
                                                                                                                     5,511
                                                                                                              ------------
Washington - 1.8%
Clallam County Public Utility District No. 1 Revenue Bonds             385          5.000       01/01/08               405
Energy Northwest Revenue Bonds (u)                                     220          5.000       07/01/11               240
Energy Northwest Revenue Bonds (u)                                     440          5.000       07/01/12               482
Energy Northwest Revenue Bonds (u)                                     220          5.000       07/01/13               242
Kitsap County Washington General Obligation, Ltd., weekly
   demand                                                              775          5.750       07/01/14               869
Tobacco Settlement Authority of Washington Revenue Bonds,
   weekly demand                                                       900          6.500       06/01/26               940
Washington Public Power Supply System Revenue Bonds                  1,000          7.000       07/01/08             1,119
                                                                                                              ------------
                                                                                                                     4,297
                                                                                                              ------------
West Virginia - 0.1%
West Virginia State Hospital Finance Authority Revenue Bonds           150          6.500       09/01/05               152
                                                                                                              ------------
Wisconsin - 1.7%
City of Madison Wisconsin Revenue Bonds, annual demand                 280          4.875       10/01/27               300
Oconto Falls Public School District General Obligation
   Unlimited (ae)                                                      750          5.750       03/01/13               853
State of Wisconsin General Obligation Unlimited                        625          5.125       11/01/11               688
Wisconsin Housing & Economic Development Authority Revenue
   Bonds, weekly demand                                                 50          6.850       11/01/12                50
Wisconsin State Health & Educational Facilities Authority
   Revenue Bonds                                                        70          5.000       07/01/06                71
Wisconsin State Health & Educational Facilities Authority
   Revenue Bonds                                                     1,425          5.000       12/01/10             1,541
Wisconsin State Health & Educational Facilities Authority
   Revenue Bonds                                                       210          5.250       05/01/12               222
Wisconsin State Health & Educational Facilities Authority
   Revenue Bonds                                                       220          5.250       05/01/13               231
                                                                                                              ------------
                                                                                                                     3,956
                                                                                                              ------------

TOTAL MUNICIPAL BONDS
(cost $215,158)                                                                                                    220,052
                                                                                                              ------------

                                                       Tax Exempt Bond Fund  137

FRANK RUSSELL INVESTMENT COMPANY
TAX EXEMPT BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                               PRINCIPAL
                                                               AMOUNT ($)        VALUE
                                                               OR SHARES           $
------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS - 4.9%
Frank Russell Investment Company Tax Free Money Market Fund     11,409,848          11,410
                                                                              ------------

TOTAL SHORT-TERM INVESTMENTS
(cost $11,410)                                                                      11,410
                                                                              ------------

TOTAL INVESTMENTS - 98.7%
(identified cost $226,568)                                                         231,462

OTHER ASSETS AND LIABILITIES, NET - 1.3%                                             3,031
                                                                              ------------

NET ASSETS - 100.0%                                                                234,493
                                                                              ============

See accompanying notes which are an integral part of the financial statements.

 138  Tax Exempt Bond Fund

FRANK RUSSELL INVESTMENT COMPANY
TAX EXEMPT BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2005 (UNAUDITED)

----------------------------------------------------------------------------
QUALITY RATINGS AS A % OF VALUE
AAA                                                                  57%
AA                                                                   23
A                                                                    14
BBB                                                                   6
                                                                    ---
                                                                    100%
                                                                    ===

ECONOMIC SECTOR EMPHASIS AS A % OF VALUE
General Obligation                                                   30%
Other                                                                17
Utility Revenue                                                      13
Universities                                                         12
Healthcare Revenue                                                    9
Housing Revenue                                                       5
Cash Equivalents                                                      5
Pollution Control Revenue                                             4
State & Community Lease                                               4
Prerefunded Revenue                                                   1
                                                                    ---
                                                                    100%
                                                                    ===

  See accompanying notes which are an integral part of the financial statements.

                                                       Tax Exempt Bond Fund  139

FRANK RUSSELL INVESTMENT COMPANY
TAX EXEMPT BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2005 (UNAUDITED)

                                                   % OF
                                                    NET
PORTFOLIO SUMMARY                                 ASSETS
-------------------------------------------------------------
Alabama                                                   1.5
Alaska                                                    0.5
Arizona                                                   3.3
Arkansas                                                  0.3
California                                                9.9
Colorado                                                  1.2
Delaware                                                  0.4
District of Columbia                                      0.9
Florida                                                   5.3
Georgia                                                   2.9
Hawaii                                                    1.1
Idaho                                                     0.4
Illinois                                                  5.7
Indiana                                                   3.0
Iowa                                                      0.1
Kansas                                                    1.1
Louisiana                                                 0.5
Massachusetts                                             2.5
Michigan                                                  1.8
Minnesota                                                 0.4
Mississippi                                               0.1
Missouri                                                  0.4
Montana                                                   0.5
Nevada                                                    1.4
New Hampshire                                             0.3
New Jersey                                                4.5
New Mexico                                                1.8
New York                                                  9.4
North Carolina                                            1.6
Ohio                                                      2.7
Oklahoma                                                  0.3
Oregon                                                    2.3
Pennsylvania                                              3.5
Puerto Rico                                               2.1
Rhode Island                                              0.1
South Carolina                                            1.1
South Dakota                                              0.7
Tennessee                                                 1.6
Texas                                                     9.6
Utah                                                      0.8
Virgin Islands                                            0.2
Virginia                                                  2.4
Washington                                                1.8
West Virginia                                             0.1
Wisconsin                                                 1.7
Short-Term Investments                                    4.9
                                              ---------------
Total Investments                                        98.7
Other Assets and Liabilities, Net                         1.3
                                              ---------------

Net Assets                                              100.0
                                              ===============

See accompanying notes which are an integral part of the financial statements.

 140  Tax Exempt Bond Fund

FRANK RUSSELL INVESTMENT COMPANY
TAX-MANAGED LARGE CAP FUND

SHAREHOLDER EXPENSE EXAMPLE -- APRIL 30, 2005 (UNAUDITED)

--------------------------------------------------------------------------------

FUND EXPENSES

THE FOLLOWING DISCLOSURE PROVIDES IMPORTANT INFORMATION REGARDING EACH FUND'S EXPENSE EXAMPLE, WHICH APPEARS ON EACH FUND'S INDIVIDUAL PAGE IN THIS SEMIANNUAL REPORT. PLEASE REFER TO THIS INFORMATION WHEN REVIEWING THE EXPENSE EXAMPLE FOR A FUND.

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including advisory and administrative fees; distribution and/or service (12b-1) fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from November 1, 2004 to April 30, 2005.

ACTUAL EXPENSES

The information in the table under the heading "Actual Performance" provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table under the heading "Hypothetical Performance (5% return before expenses)" provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading "Hypothetical Performance (5% return before expenses)" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                  HYPOTHETICAL
                                                  PERFORMANCE
                                  ACTUAL           (5% RETURN
CLASS C                        PERFORMANCE      BEFORE EXPENSES)
-------                       --------------    ----------------
Beginning Account Value
November 1, 2004              $     1,000.00      $     1,000.00
Ending Account Value April
30, 2005                      $     1,020.40      $     1,015.68
Expenses Paid During
Period*                       $         9.42      $         9.40

* Expenses are equal to the Fund's annualized expense ratio of 1.88%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

                                                  HYPOTHETICAL
                                                  PERFORMANCE
                                  ACTUAL           (5% RETURN
CLASS E                        PERFORMANCE      BEFORE EXPENSES)
-------                       --------------    ----------------
Beginning Account Value
November 1, 2004              $     1,000.00      $     1,000.00
Ending Account Value April
30, 2005                      $     1,024.20      $     1,019.40
Expenses Paid During
Period*                       $         5.67      $         5.66

* Expenses are equal to the Fund's annualized expense ratio of 1.13%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

                                                  HYPOTHETICAL
                                                  PERFORMANCE
                                  ACTUAL           (5% RETURN
CLASS S                        PERFORMANCE      BEFORE EXPENSES)
-------                       --------------    ----------------
Beginning Account Value
November 1, 2004              $     1,000.00      $     1,000.00
Ending Account Value April
30, 2005                      $     1,025.10      $     1,020.64
Expenses Paid During
Period*                       $         4.42      $         4.41

* Expenses are equal to the Fund's annualized expense ratio of 0.88%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

                                                 Tax-Managed Large Cap Fund  141

FRANK RUSSELL INVESTMENT COMPANY
TAX-MANAGED LARGE CAP FUND

SCHEDULE OF INVESTMENTS -- APRIL 30, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
COMMON STOCKS - 95.8%
Auto and Transportation - 1.1%
Burlington Northern Santa Fe Corp.                      4,200             203
CSX Corp.                                               6,900             277
FedEx Corp.                                               300              25
Harley-Davidson, Inc.                                  43,800           2,059
Lear Corp.                                             10,600             359
Norfolk Southern Corp.                                  4,500             141
Union Pacific Corp.                                     1,700             109
United Parcel Service, Inc. Class B                    14,500           1,034
                                                                 ------------
                                                                        4,207
                                                                 ------------

Consumer Discretionary - 16.3%
Abercrombie & Fitch Co. Class A                         9,300             502
Accenture, Ltd. Class A (AE)                           26,300             571
Apollo Group, Inc. Class A (AE)                        60,300           4,349
Bed Bath & Beyond, Inc. (AE)                           42,300           1,574
CDW Corp.                                               7,000             383
Cintas Corp.                                           35,000           1,351
Clear Channel Communications, Inc.                     36,800           1,175
Coach, Inc. (AE)                                       26,200             702
eBay, Inc. (AE)                                       164,400           5,216
EchoStar Communications Corp.                          25,000             724
Electronic Arts, Inc. (AE)                              3,400             182
EW Scripps Co. Class A                                  8,200             418
Fisher Scientific International, Inc. (AE)             14,600             867
Gannett Co., Inc.                                      29,900           2,302
Gap, Inc. (The)                                        14,400             307
Gillette Co. (The)                                     12,600             651
Google, Inc. Class A (AE)                              20,600           4,532
Hilton Hotels Corp.                                     6,600             144
Home Depot, Inc.                                      114,600           4,053
International Game Technology                          14,500             390
Iron Mountain, Inc. (AE)                               26,400             784
Jones Apparel Group, Inc.                              29,700             904
Kohl's Corp. (AE)                                      41,000           1,952
Leggett & Platt, Inc.                                  60,600           1,634
Limited Brands, Inc.                                   38,008             824
Lowe's Cos., Inc.                                      77,700           4,049
Mattel, Inc.                                            1,800              32
McDonald's Corp.                                       21,200             621
MGM Mirage (AE)                                         7,000             489
News Corp. Class A                                     73,300           1,120
Nike, Inc. Class B                                     12,800             983
Regal Entertainment Group Class A                      40,225             816
Starbucks Corp. (AE)                                  104,700           5,185
Target Corp.                                           22,900           1,063
Tiffany & Co.                                          37,900           1,143
Time Warner, Inc. (AE)                                 99,300           1,669
Viacom, Inc. Class B                                   43,300           1,499
Wal-Mart Stores, Inc.                                 108,200           5,101

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Walt Disney Co.                                        28,800             760
Wendy's International, Inc.                             1,900              82
Yahoo!, Inc. (AE)                                      24,000             828
Yum! Brands, Inc.                                       8,000             376
                                                                 ------------
                                                                       62,307
                                                                 ------------

Consumer Staples - 8.6%
Altria Group, Inc.                                     61,400           3,990
Anheuser-Busch Cos., Inc.                              24,000           1,125
Coca-Cola Co. (The)                                   101,700           4,418
Colgate-Palmolive Co.                                  15,000             747
ConAgra Foods, Inc.                                    21,200             567
Constellation Brands, Inc. Class A (AE)                 7,020             370
CVS Corp.                                              17,700             913
Diageo PLC ADR                                         28,800           1,721
General Mills, Inc.                                    15,900             785
HJ Heinz Co.                                           13,400             494
Kraft Foods, Inc. Class A (N)                             100               3
PepsiCo, Inc.                                          90,300           5,024
Procter & Gamble Co.                                  124,160           6,723
Sysco Corp.                                            74,900           2,592
Walgreen Co.                                           41,500           1,787
Whole Foods Market, Inc.                                6,600             658
WM Wrigley Jr Co.                                      12,000             830
                                                                 ------------
                                                                       32,747
                                                                 ------------

Financial Services - 18.8%
Aflac, Inc.                                            34,000           1,382
Allstate Corp. (The)                                   26,200           1,471
Ambac Financial Group, Inc.                            23,800           1,591
American Express Co.                                   35,800           1,887
American International Group, Inc.                     14,600             742
Automatic Data Processing, Inc.                        43,400           1,885
Bank of America Corp.                                 167,388           7,539
Bank of New York Co., Inc. (The)                       67,000           1,872
Capital One Financial Corp. (N)                        56,300           3,991
CarrAmerica Realty Corp. (o)                            4,300             142
Checkfree Corp. (AE)                                   19,800             726
Cigna Corp.                                             8,900             819
CIT Group, Inc.                                        19,000             765
Citigroup, Inc.                                       224,200          10,528
City National Corp.                                       500              35
Compass Bancshares, Inc.                                6,000             258
Countrywide Financial Corp.                            44,700           1,618
E*Trade Financial Corp. (AE)                           18,600             207

 142  Tax-Managed Large Cap Fund

FRANK RUSSELL INVESTMENT COMPANY
TAX-MANAGED LARGE CAP FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Equity Office Properties Trust (o)                      7,500             236
Fifth Third Bancorp                                    53,400           2,323
First Data Corp.                                       16,300             620
Freddie Mac                                            11,700             720
Genworth Financial, Inc. Class A                        7,600             212
Goldman Sachs Group, Inc.                              20,400           2,179
Hartford Financial Services Group, Inc.                 5,200             376
Hibernia Corp. Class A                                  5,800             181
JPMorgan Chase & Co.                                   52,904           1,878
MBIA, Inc.                                             11,600             608
MBNA Corp.                                             23,500             464
Mellon Financial Corp.                                  7,100             197
Moody's Corp.                                          21,900           1,799
Morgan Stanley                                         53,800           2,831
North Fork BanCorp., Inc.                              54,200           1,526
Nuveen Investments, Inc. Class A                       20,700             704
Paychex, Inc.                                          36,200           1,108
Piper Jaffray Cos., Inc. (AE)(N)                          700              19
ProLogis (o)                                            7,200             285
Regions Financial Corp.                                26,759             896
St. Paul Travelers Cos., Inc. (The)                     6,700             240
Starwood Hotels & Resorts Worldwide, Inc. (o)           2,900             158
State Street Corp.                                     57,000           2,635
SunTrust Banks, Inc.                                    4,200             306
Synovus Financial Corp.                                40,400           1,132
Torchmark Corp.                                         7,900             422
US Bancorp                                             95,900           2,676
Wachovia Corp.                                         52,500           2,687
Washington Mutual, Inc.                                21,400             884
Wells Fargo & Co.                                      70,600           4,232
WR Berkley Corp.                                        1,300              42
                                                                 ------------
                                                                       72,034
                                                                 ------------

Health Care - 15.4%
Aetna, Inc.                                            20,400           1,497
Allergan, Inc.                                         27,900           1,964
Amgen, Inc. (AE)                                       65,100           3,789
Biomet, Inc.                                            3,100             120
Boston Scientific Corp. (AE)                           25,100             742
Bristol-Myers Squibb Co.                               38,200             993
Caremark Rx, Inc. (AE)                                 16,200             649
Cooper Cos., Inc.                                       5,500             372
Eli Lilly & Co.                                        49,700           2,906
Forest Laboratories, Inc. (AE)                         12,100             432
Genentech, Inc. (AE)                                   74,600           5,292
Genzyme Corp. (AE)                                     37,800           2,215
Gilead Sciences, Inc. (AE)                             28,500           1,057
Guidant Corp.                                          21,600           1,600
HCA, Inc.                                               6,000             335
Johnson & Johnson                                     129,500           8,888

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Kinetic Concepts, Inc. (AE)                             7,700             473
Medicis Pharmaceutical Corp. Class A (N)                7,800             219
Medtronic, Inc.                                        80,900           4,263
OSI Pharmaceuticals, Inc. (AE)(N)                       7,100             336
Patterson Cos., Inc. (AE)                              27,300           1,380
Pfizer, Inc.                                          220,650           5,995
Schering-Plough Corp.                                  20,900             436
Sepracor, Inc. (AE)(N)                                 12,600             755
Stryker Corp.                                          40,800           1,981
Teva Pharmaceutical Industries, Ltd. ADR               93,500           2,921
Watson Pharmaceuticals, Inc. (AE)                       2,000              60
WellPoint, Inc. (AE)                                   15,300           1,955
Wyeth                                                  64,600           2,903
Zimmer Holdings, Inc. (AE)                             28,800           2,345
                                                                 ------------
                                                                       58,873
                                                                 ------------

Integrated Oils - 5.0%
BP PLC ADR                                             38,930           2,371
ChevronTexaco Corp.                                    89,460           4,652
ConocoPhillips                                         20,300           2,128
Exxon Mobil Corp.                                     158,540           9,042
Unocal Corp.                                           19,320           1,054
                                                                 ------------
                                                                       19,247
                                                                 ------------

Materials and Processing - 2.6%
Air Products & Chemicals, Inc.                          8,300             487
Alcan, Inc.                                             7,300             236
Alcoa, Inc.                                            24,300             705
Aracruz Celulose SA ADR                                13,300             408
Archer-Daniels-Midland Co.                              5,100              92
Dow Chemical Co. (The)                                 37,700           1,732
Eastman Chemical Co.                                    6,900             373
EI Du Pont de Nemours & Co.                            44,000           2,073
Georgia-Pacific Corp.                                   2,500              86
Lyondell Chemical Co.                                  27,300             685
Masco Corp.                                            14,600             460
Monsanto Co.                                            7,300             428
Nalco Holding Co. (AE)                                 10,900             196
PPG Industries, Inc.                                    6,100             412
Praxair, Inc.                                           3,200             150
Sappi, Ltd. ADR                                        27,500             274

                                                 Tax-Managed Large Cap Fund  143

FRANK RUSSELL INVESTMENT COMPANY
TAX-MANAGED LARGE CAP FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Temple-Inland, Inc.                                    11,600             392
United States Steel Corp.                              21,500             919
                                                                 ------------
                                                                       10,108
                                                                 ------------

Miscellaneous - 5.2%
3M Co.                                                  1,600             122
Fortune Brands, Inc.                                    2,000             169
General Electric Co.                                  328,800          11,904
Honeywell International, Inc.                          31,700           1,134
Johnson Controls, Inc.                                 10,700             587
SPX Corp.                                                 500              19
Textron, Inc.                                          20,300           1,530
Tyco International, Ltd.                              138,200           4,327
                                                                 ------------
                                                                       19,792
                                                                 ------------

Other Energy - 1.2%
Anadarko Petroleum Corp.                               20,000           1,461
Apache Corp.                                           10,200             574
Devon Energy Corp.                                     11,900             538
Dynegy, Inc. Class A (AE)(N)                            9,700              32
Pride International, Inc. (AE)                            100               2
Valero Energy Corp.                                     3,300             226
Williams Cos., Inc.                                    55,300             941
XTO Energy, Inc.                                       27,400             827
                                                                 ------------
                                                                        4,601
                                                                 ------------
Producer Durables - 4.6%
Applied Materials, Inc.                                18,700             278
Boeing Co.                                              8,200             488
Caterpillar, Inc.                                       6,100             537
Centex Corp.                                            1,400              81
Deere & Co.                                             6,300             394
DR Horton, Inc.                                         2,800              85
Emerson Electric Co.                                   48,800           3,058
Hubbell, Inc. Class B                                   8,700             378
Illinois Tool Works, Inc.                              12,300           1,031
Ingersoll-Rand Co. Class A                             10,200             784
KB Home                                                 1,800             103
Koninklijke Philips Electronics NV                     58,200           1,443
Lennar Corp. Class A (N)                                1,400              72
Lexmark International, Inc. Class A (AE)                2,200             153
Lockheed Martin Corp.                                  30,500           1,859
Northrop Grumman Corp.                                 53,600           2,939
Pitney Bowes, Inc.                                     21,500             961
Pulte Homes, Inc.                                         200              14
Teradyne, Inc. (AE)                                       200               2
United Technologies Corp.                              28,800           2,930
                                                                 ------------
                                                                       17,590
                                                                 ------------

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------

Technology - 11.9%
Altera Corp. (AE)                                      50,100           1,039
Analog Devices, Inc.                                   13,500             460
Apple Computer, Inc. (AE)                              16,100             581
Cisco Systems, Inc. (AE)                              250,700           4,332
Computer Sciences Corp. (AE)                           12,200             530
Corning, Inc. (AE)                                     51,600             710
Dell, Inc. (AE)                                       183,300           6,384
EMC Corp. (AE)                                         95,700           1,256
Hewlett-Packard Co.                                    32,200             659
Intel Corp.                                           187,400           4,408
International Business Machines Corp.                  47,600           3,636
Intersil Corp. Class A                                  1,700              30
Juniper Networks, Inc. (AE)                            10,000             226
Linear Technology Corp.                                53,100           1,898
Marvell Technology Group, Ltd. (AE)                    20,900             700
Microsoft Corp.                                       357,200           9,037
NCR Corp. (AE)                                         22,300             736
Oracle Corp. (AE)                                     136,200           1,574
Qualcomm, Inc. (AE)                                   100,500           3,506
Raytheon Co.                                           11,500             433
Red Hat, Inc. (AE)                                     73,300             788
Rockwell Automation, Inc.                              13,000             601
Texas Instruments, Inc.                                28,200             704
Xilinx, Inc.                                           42,400           1,142
                                                                 ------------
                                                                       45,370
                                                                 ------------

Utilities - 5.1%
Ameren Corp.                                           13,500             698
Cinergy Corp.                                          32,900           1,303
Comcast Corp. Class A (AE)                             10,100             324
Comcast Corp. Special Class A (AE)                        800              25
Constellation Energy Group, Inc.                        1,100              58
Dominion Resources, Inc.                                2,300             173
Edison International                                   24,600             893
Entergy Corp.                                          17,100           1,253
Exelon Corp.                                            3,200             158
Nextel Communications, Inc. Class A (AE)               11,800             330
PanAmSat Holding Corp.                                 35,800             632
PG&E Corp.                                             46,600           1,618
Pinnacle West Capital Corp. (N)                        19,500             817
PPL Corp.                                              21,800           1,183
Public Service Enterprise Group, Inc.                  14,700             854

 144  Tax-Managed Large Cap Fund

FRANK RUSSELL INVESTMENT COMPANY
TAX-MANAGED LARGE CAP FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
SBC Communications, Inc.                              181,300           4,315
Sprint Corp.                                            7,900             176
TXU Corp.                                               2,200             189
Verizon Communications, Inc.                          103,000           3,687
Western Gas Resources, Inc.                            13,000             434
Xcel Energy, Inc.                                      15,100             259
                                                                 ------------
                                                                       19,379
                                                                 ------------
TOTAL COMMON STOCKS
(cost $291,071)                                                       366,255
                                                                 ------------
SHORT-TERM INVESTMENTS - 4.4%
Frank Russell Investment Company Money Market
   Fund                                            15,392,000          15,392
United States Treasury Bill (c)(z)(sec.)
   2.755% due 06/09/05                                  1,500           1,496
                                                                 ------------
TOTAL SHORT-TERM INVESTMENTS
(cost $16,888)                                                         16,888
                                                                 ------------
OTHER SECURITIES - 0.7%
Frank Russell Investment Company Money Market
   Fund (X)                                           633,945             634
State Street Securities Lending Quality Trust
   Fund (X)                                         1,997,357           1,997
                                                                 ------------
TOTAL OTHER SECURITIES
(cost $2,631)                                                           2,631
                                                                 ------------
TOTAL INVESTMENTS - 100.9%
(identified cost $310,590)                                            385,774
OTHER ASSETS AND LIABILITIES, NET - (0.9%)                             (3,457)
                                                                 ------------
NET ASSETS - 100.0%                                                   382,317
                                                                 ============

FUTURES CONTRACTS
                                                                   UNREALIZED
                                                   NOTIONAL       APPRECIATION
                                                    AMOUNT       (DEPRECIATION)
(NUMBER OF CONTRACTS)                                 $                $
-------------------------------------------------------------------------------
Long Positions
S&P 500 E-Mini Index
   expiration date 06/05 (147)                          8,515             (462)

S&P 500 Index
   expiration date 06/05 (28)                           8,109             (286)
                                                                  ------------

Total Unrealized Appreciation (Depreciation) on
   Open Futures Contracts                                                 (748)
                                                                  ============

                                                     % OF
                                                     NET
PORTFOLIO SUMMARY                                   ASSETS
-------------------------------------------------------------
Auto and Transportation                                   1.1
Consumer Discretionary                                   16.3
Consumer Staples                                          8.6
Financial Services                                       18.8
Health Care                                              15.4
Integrated Oils                                           5.0
Materials and Processing                                  2.6
Miscellaneous                                             5.2
Other Energy                                              1.2
Producer Durables                                         4.6
Technology                                               11.9
Utilities                                                 5.1
Short-Term Investments                                    4.4
Other Securities                                          0.7
                                                 ------------
Total Investments                                       100.9
Other Assets and Liabilities, Net                        (0.9)
                                                 ------------

Net Assets                                              100.0
                                                 ============
Futures Contracts                                         0.2

  See accompanying notes which are an integral part of the financial statements.

                                                 Tax-Managed Large Cap Fund  145

FRANK RUSSELL INVESTMENT COMPANY
TAX-MANAGED MID & SMALL CAP FUND

SHAREHOLDER EXPENSE EXAMPLE -- APRIL 30, 2005 (UNAUDITED)

--------------------------------------------------------------------------------

FUND EXPENSES

THE FOLLOWING DISCLOSURE PROVIDES IMPORTANT INFORMATION REGARDING EACH FUND'S EXPENSE EXAMPLE, WHICH APPEARS ON EACH FUND'S INDIVIDUAL PAGE IN THIS SEMIANNUAL REPORT. PLEASE REFER TO THIS INFORMATION WHEN REVIEWING THE EXPENSE EXAMPLE FOR A FUND.

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including advisory and administrative fees; distribution and/or service (12b-1) fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from November 1, 2004 to April 30, 2005.

ACTUAL EXPENSES

The information in the table under the heading "Actual Performance" provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table under the heading "Hypothetical Performance (5% return before expenses)" provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading "Hypothetical Performance (5% return before expenses)" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                  HYPOTHETICAL
                                                  PERFORMANCE
                                  ACTUAL           (5% RETURN
CLASS C                        PERFORMANCE      BEFORE EXPENSES)
-------                       --------------    ----------------
Beginning Account Value
November 1, 2004              $     1,000.00      $     1,000.00
Ending Account Value April
30, 2005                      $     1,014.70      $     1,013.99
Expenses Paid During
Period*                       $        11.09      $        11.09

* Expenses are equal to the Fund's annualized expense ratio of 2.22%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Includes amounts waived and/or reimbursed by the investment adviser. Without the waiver and/or reimbursement, expenses would have been higher.

                                                  HYPOTHETICAL
                                                  PERFORMANCE
                                  ACTUAL           (5% RETURN
CLASS E                        PERFORMANCE      BEFORE EXPENSES)
-------                       --------------    ----------------
Beginning Account Value
November 1, 2004              $     1,000.00      $     1,000.00
Ending Account Value April
30, 2005                      $     1,018.00      $     1,017.76
Expenses Paid During
Period*                       $         7.31      $         7.30

* Expenses are equal to the Fund's annualized expense ratio of 1.46%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Includes amounts waived and/or reimbursed by the investment adviser. Without the waiver and/or reimbursement, expenses would have been higher.

                                                  HYPOTHETICAL
                                                  PERFORMANCE
                                  ACTUAL           (5% RETURN
CLASS S                        PERFORMANCE      BEFORE EXPENSES)
-------                       --------------    ----------------
Beginning Account Value
November 1, 2004              $     1,000.00      $     1,000.00
Ending Account Value April
30, 2005                      $     1,019.70      $     1,019.05
Expenses Paid During
Period*                       $         6.01      $         6.01

* Expenses are equal to the Fund's annualized expense ratio of 1.20%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Includes amounts waived and/or reimbursed by the investment adviser. Without the waiver and/or reimbursement, expenses would have been higher.

 146  Tax-Managed Mid & Small Cap Fund

FRANK RUSSELL INVESTMENT COMPANY
TAX-MANAGED MID & SMALL CAP FUND

SCHEDULE OF INVESTMENTS -- APRIL 30, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
COMMON STOCKS - 93.0%
Auto and Transportation - 4.1%
AAR Corp. (AE)                                         28,750             423
AMR Corp. (AE)(N)                                       9,300              97
Arkansas Best Corp.                                     2,175              69
ArvinMeritor, Inc.                                      7,500              89
Autoliv, Inc.                                           7,010             310
Aviall, Inc. (AE)                                      19,214             562
CH Robinson Worldwide, Inc.                             5,890             304
CNF, Inc.                                               3,100             133
Cooper Tire & Rubber Co.                               10,100             176
Fleetwood Enterprises, Inc. (AE)(N)                    39,217             300
Forward Air Corp.                                       8,366             201
Genesee & Wyoming, Inc. Class A (AE)                    3,554              85
Gentex Corp. (N)                                       13,972             454
Keystone Automotive Industries, Inc. (AE)              14,561             292
Lear Corp.                                                693              23
Modine Manufacturing Co.                                2,700              73
Overnite Corp.                                          8,216             246
Overseas Shipholding Group, Inc.                        4,800             271
RailAmerica, Inc. (AE)                                  9,000              93
Skywest, Inc.                                           3,600              65
TRW Automotive Holdings Corp. (AE)                      9,175             163
Wabash National Corp. (N)                              13,321             340
Westinghouse Air Brake Technologies Corp.              28,800             576
Winnebago Industries (N)                               11,044             322
                                                                 ------------
                                                                        5,667
                                                                 ------------

Consumer Discretionary - 21.2%
99 Cents Only Stores (AE)(N)                            8,656              96
Aaron Rents, Inc.                                      11,869             261
Administaff, Inc.                                      33,200             454
Advisory Board Co. (The) (AE)                           5,987             244
Advo, Inc.                                              8,475             244
Aeropostale, Inc. (AE)                                  9,200             257
Alderwoods Group, Inc. (AE)                             4,200              55
Amazon.Com, Inc. (AE)                                     900              29
America's Car Mart, Inc. (AE)                           2,397              51
AnnTaylor Stores Corp. (AE)                             4,200             103
Applebees International, Inc.                           8,535             211
aQuantive, Inc. (AE)(N)                                33,800             375
Ask Jeeves (AE)(N)                                      9,464             257
Atari, Inc. (AE)(N)                                     4,435              12
Big 5 Sporting Goods Corp.                             24,250             579
Bright Horizons Family Solutions, Inc. (AE)             7,400             251
Brookstone, Inc. (AE)                                   2,750              54
Caesars Entertainment, Inc. (AE)                        5,200             104
California Pizza Kitchen, Inc. (AE)                    18,000             410

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Carmax, Inc. (AE)                                       3,100              85
Carmike Cinemas, Inc.                                   8,550             299
Casella Waste Systems, Inc. Class A (AE)               19,900             235
CBRL Group, Inc.                                        6,254             241
Central European Distribution Corp. (AE)(N)             7,875             292
Chemed Corp.                                            3,725             264
Chico's FAS, Inc. (AE)                                 15,680             402
ChoicePoint, Inc. (AE)                                 10,329             408
Citadel Broadcasting Corp. (AE)(N)                     17,359             218
Cogent, Inc. (AE)                                      10,420             234
Copart, Inc. (AE)                                      18,700             405
Corinthian Colleges, Inc. (AE)                         29,800             423
Corporate Executive Board Co.                           4,060             267
Corrections Corp. of America (AE)                       3,435             130
Cox Radio, Inc. Class A (AE)                           16,110             253
Crown Media Holdings, Inc. Class A (AE)(N)              6,625              58
DeVry, Inc. (AE)                                       20,250             462
Dollar Thrifty Automotive Group (AE)                    6,925             234
Dollar Tree Stores, Inc. (AE)                           4,100             100
DoubleClick, Inc. (AE)(N)                              14,317             115
Earthlink, Inc. (AE)                                    9,100              84
EchoStar Communications Corp.                           4,900             142
Education Management Corp. (AE)                        19,803             554
Elizabeth Arden, Inc. (AE)                             12,375             271
Emmis Communications Corp. Class A (AE)                17,317             267
Entravision Communications Corp. Class A (AE)          23,401             184
Fisher Scientific International, Inc. (AE)             10,020             595
Fossil, Inc. (AE)(N)                                   23,323             542
Fred's, Inc. (N)                                       39,221             566
FTI Consulting, Inc. (AE)(N)                           32,756             723
Gaylord Entertainment Co. (AE)                          6,720             269
Getty Images, Inc. (AE)                                 3,337             239
Global Imaging Systems, Inc. (AE)(N)                    9,133             317
Gymboree Corp. (AE)                                    14,450             165
Hancock Fabrics, Inc. (N)                              19,491             115
Harman International Industries, Inc.                   3,200             251
Hearst-Argyle Television, Inc.                          2,071              52
IAC/InterActiveCorp (AE)(N)                             7,900             172
International Speedway Corp. Class A                    1,900             101
Ipass, Inc. (AE)                                       35,082             185
iVillage, Inc. (AE)                                    43,790             287

                                           Tax-Managed Mid & Small Cap Fund  147

FRANK RUSSELL INVESTMENT COMPANY
TAX-MANAGED MID & SMALL CAP FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Jarden Corp. (AE)(N)                                    9,605             429
Jos A Bank Clothiers, Inc. (AE)(N)                      1,407              46
Journal Communications, Inc. Class A                    8,825             136
Kelly Services, Inc. Class A                            3,500              92
Lamar Advertising Co. Class A (AE)                      3,000             112
Landry's Restaurants, Inc.                              6,600             172
La-Z-Boy, Inc. (N)                                     16,286             193
Lee Enterprises, Inc.                                   2,600             108
Liberty Media Corp. Class A (AE)                       39,000             392
Linens 'N Things, Inc. (AE)                            22,015             514
LKQ Corp. (AE)(N)                                      15,600             314
Lodgenet Entertainment Corp. (AE)                       6,000              98
Matthews International Corp. Class A                    5,400             192
MAXIMUS, Inc. (AE)                                      2,102              65
Men's Wearhouse, Inc. (AE)                              2,000              83
MGM Mirage (AE)                                         1,000              70
Michaels Stores, Inc.                                   3,900             129
Monster Worldwide, Inc. (AE)                           11,020             254
MPS Group, Inc. (AE)                                   12,500             100
MSC Industrial Direct Co., Inc. Class A                 8,069             217
Navigant Consulting, Inc. (AE)                          4,100              96
O'Charleys, Inc. (AE)                                  17,125             341
Overstock.com, Inc. (AE)(N)                             5,290             187
Oxford Industries, Inc. (N)                             7,600             278
PEP Boys-Manny Moe & Jack (N)                          19,876             282
Petco Animal Supplies, Inc. (AE)                       18,910             592
Petsmart, Inc.                                          4,300             115
PF Chang's China Bistro, Inc. (AE)(N)                   4,270             237
Playboy Enterprises, Inc. Class B (AE)(N)              29,916             361
Polo Ralph Lauren Corp.                                 5,800             204
Rare Hospitality International, Inc. (AE)(N)           11,138             310
RC2 Corp. (AE)                                          6,642             230
Reader's Digest Association, Inc. (The)                21,398             364
Red Robin Gourmet Burgers, Inc. (AE)                    4,800             233
Regis Corp.                                             6,500             232
Rent-A-Center, Inc. (AE)                                3,277              79
Revlon, Inc. Class A (AE)(N)                           31,424              92
Ross Stores, Inc.                                       4,600             123
Ruby Tuesday, Inc.                                     24,598             553
Saks, Inc.                                              5,400              92
School Specialty, Inc. (AE)                             2,100              78
Scientific Games Corp. Class A (AE)                    10,570             227
Service Corp. International                            50,270             354
Skechers U.S.A., Inc. Class A (AE)                     15,375             188
Source Interlink Cos., Inc. (AE)                       44,925             470
Sports Authority, Inc. (The) (AE)(N)                   15,400             410
Station Casinos, Inc.                                  10,410             672
Tetra Tech, Inc. (AE)                                   3,737              40

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Toro Co.                                                3,800             157
Tractor Supply Co. (AE)                                17,725             713
United Natural Foods, Inc. (AE)                         5,170             139
United Online, Inc. (AE)(N)                            10,126              89
USANA Health Sciences, Inc. (AE)(N)                     1,176              49
ValueClick, Inc. (AE)                                  33,518             347
Ventiv Health, Inc. (AE)(N)                             4,950             103
VeriSign, Inc. (AE)                                     5,600             148
Watson Wyatt & Co. Holdings                             4,051             107
WESCO International, Inc. (AE)                          8,100             196
Westwood One, Inc. (AE)                                20,819             381
Williams-Sonoma, Inc. (AE)                              8,510             285
WMS Industries, Inc. (AE)(N)                            7,890             200
XM Satellite Radio Holdings, Inc. Class A
   (AE)(N)                                              3,900             108
Yankee Candle Co., Inc.                                 9,500             264
                                                                 ------------
                                                                       29,695
                                                                 ------------

Consumer Staples - 2.8%
7-Eleven, Inc. (AE)                                     3,484              81
American Italian Pasta Co. Class A (N)                 17,772             420
Coca-Cola Bottling Co. Consolidated                     1,200              57
Cott Corp. (AE)(N)                                      7,550             169
Del Monte Foods Co. (AE)                               32,400             338
DIMON, Inc. (N)                                        43,032             256
Hain Celestial Group, Inc. (AE)                         3,384              60
Lance, Inc.                                            10,842             179
Loews Corp.                                             1,700              54
Longs Drug Stores Corp.                                 2,500              91
Performance Food Group Co. (AE)                        35,541             957
Ralcorp Holdings, Inc.                                  6,725             266
Rite Aid Corp. (AE)(N)                                 28,200             102
Ruddick Corp.                                           4,200              94
Sensient Technologies Corp.                            14,774             296
SunOpta, Inc. (AE)(N)                                  59,445             274
Tootsie Roll Industries, Inc.                           2,472              76
Tyson Foods, Inc. Class A                               3,723              63
Weis Markets, Inc.                                      2,100              80
                                                                 ------------
                                                                        3,913
                                                                 ------------

Financial Services - 17.0%
Advanta Corp. Class A                                     650              15
Advanta Corp. Class B                                   2,725              64
Affiliated Managers Group, Inc. (AE)(N)                12,878             805
Alfa Corp.                                              6,100              84
Allmerica Financial Corp. (AE)                          8,086             271

 148  Tax-Managed Mid & Small Cap Fund

FRANK RUSSELL INVESTMENT COMPANY
TAX-MANAGED MID & SMALL CAP FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
American Financial Realty Trust (o)                    19,077             292
Ameritrade Holding Corp. (AE)                          13,900             146
AmerUs Group Co. (N)                                    5,475             257
Argonaut Group, Inc. (AE)                              16,900             332
Bank of the Ozarks, Inc. (N)                            7,400             229
BioMed Realty Trust, Inc. (o)                          12,825             259
BISYS Group, Inc. (The) (AE)                           27,700             391
Blackrock, Inc. Class A                                 1,400             105
Capital Automotive REIT (o)                             3,500             119
Capital Trust (o)(N)                                    2,485              84
CapitalSource, Inc. (AE)(N)                            10,910             229
CarrAmerica Realty Corp. (o)                            4,300             142
Cedar Shopping Centers, Inc. (o)                       23,050             318
Center Financial Corp.                                 10,925             218
Checkfree Corp. (AE)                                    3,000             110
Chemical Financial Corp.                                3,010              90
CIT Group, Inc.                                         6,400             258
Citizens Banking Corp.                                  7,100             190
Crescent Real Estate Equities Co. (o)(N)                5,923             100
Cullen/Frost Bankers, Inc.                              5,775             250
Delphi Financial Group Class A                          4,300             179
Digital Insight Corp. (AE)                             40,974             823
Doral Financial Corp. (N)                               7,450             105
East-West Bancorp, Inc.                                 5,030             162
Factset Research Systems, Inc.                          8,209             228
Fair Isaac Corp.                                       20,229             665
Federal Realty Investors Trust (o)                      3,200             171
FelCor Lodging Trust, Inc. (AE)(o)                      6,585              81
Fidelity National Financial, Inc.                       7,154             230
First Commonwealth Financial Corp.                      8,000             105
First Industrial Realty Trust, Inc. (o)(N)             10,200             390
First Midwest Bancorp, Inc. (N)                         7,750             253
First Potomac Realty Trust (o)                          9,600             215
GATX Corp.                                             22,800             746
General Growth Properties, Inc. (o)                    11,300             442
Glacier Bancorp, Inc.                                   4,375             117
Global Payments, Inc.                                   3,320             215
Government Properties Trust, Inc. (o)(N)                6,600              65
Gramercy Capital Corp. (AE)                            11,625             231
Greenhill & Co., Inc.                                   7,290             230
Harbor Florida Bancshares, Inc.                         6,575             227
HCC Insurance Holdings, Inc.                            6,810             242
Healthcare Realty Trust, Inc. (o)                       4,100             158
Hibernia Corp. Class A                                  6,500             203
Hilb Rogal & Hobbs Co.                                  7,940             278
Home Properties, Inc. (o)                               3,200             134
Host Marriott Corp. (o)                                 6,300             106
IndyMac Bancorp, Inc.                                   2,200              85
Innkeepers USA Trust (o)                               13,125             174

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Integra Bank Corp.                                      4,300              88
Investment Technology Group, Inc. (AE)                  8,161             155
Investors Financial Services Corp. (N)                  4,600             193
Investors Real Estate Trust (o)(N)                      8,500              77
Jack Henry & Associates, Inc.                          24,288             418
Jefferies Group, Inc.                                   9,419             341
Kilroy Realty Corp. (o)                                 5,850             255
Kronos, Inc. (AE)                                      12,011             469
LaBranche & Co., Inc. (AE)(N)                          11,607              77
LandAmerica Financial Group, Inc.                       1,592              79
Legg Mason, Inc.                                        2,900             205
Leucadia National Corp. (N)                             4,635             161
Mercury General Corp.                                   2,200             116
Mid-America Apartment Communities, Inc. (o)             3,300             126
Mills Corp. (The) (o)                                   2,514             144
Montpelier Re Holdings, Ltd. (N)                       10,475             348
National Penn Bancshares, Inc. (N)                      4,400              99
Nationwide Health Properties, Inc. (o)(N)               5,300             114
New York Community Bancorp, Inc.                        5,600              99
Nuveen Investments, Inc. Class A                        1,400              48
Old Republic International Corp.                       10,350             244
Omega Financial Corp. (N)                               5,900             167
Pacific Capital Bancorp                                 9,300             268
Phoenix Cos., Inc. (The) (N)                            6,100              69
PMI Group, Inc. (The)                                   3,500             123
Popular, Inc.                                          13,900             322
Post Properties, Inc. (o)                               8,105             264
Provident Bankshares Corp.                              3,256              95
R&G Financial Corp. Class B                             1,318              19
Radian Group, Inc.                                      2,332             104
Ramco-Gershenson Properties Trust (o)(N)                6,850             190
Raymond James Financial, Inc.                           4,992             135
Reckson Associates Realty Corp. (o)                     8,900             287
Reinsurance Group of America, Inc.                      2,500             112
RLI Corp.                                               6,575             282
Scottish Re Group, Ltd. (N)                            11,325             266
SEI Investments Co.                                     4,300             141
Selective Insurance Group, Inc.                         2,700             119
Shurgard Storage Centers, Inc. Class A (o)              3,400             142
Signature Bank (AE)                                    11,950             294
Silicon Valley Bancshares (AE)                          4,130             196
Sky Financial Group, Inc. (N)                          10,000             261
South Financial Group, Inc. (The)                       8,425             222

                                           Tax-Managed Mid & Small Cap Fund  149

FRANK RUSSELL INVESTMENT COMPANY
TAX-MANAGED MID & SMALL CAP FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Sovereign Bancorp, Inc. (N)                            11,394             234
State Auto Financial Corp.                                800              22
Sterling Financial Corp. (AE)                           3,872             127
TD Banknorth, Inc. (AE)                                 4,931             152
Town & Country Trust (The) (o)(N)                       3,300              89
UnionBanCal Corp.                                       3,300             203
United Bankshares, Inc. (N)                             8,100             248
Valley National Bancorp (N)                             8,000             198
Vornado Realty Trust (o)                                5,300             405
W Holding Co., Inc. (N)                                33,255             269
Waddell & Reed Financial, Inc. Class A                 24,441             426
Washington Real Estate Investment Trust (o)             6,500             194
Wilmington Trust Corp.                                  7,703             272
Wintrust Financial Corp.                                7,532             346
WR Berkley Corp.                                        1,813              59
                                                                 ------------
                                                                       23,796
                                                                 ------------

Health Care - 12.8%
Advanced Medical Optics, Inc. (AE)(N)                   1,167              43
Advanced Neuromodulation Systems, Inc. (AE)(N)         10,010             301
Amedisys, Inc. (AE)(N)                                  3,500             105
Amsurg Corp. (AE)(N)                                   23,583             611
Apria Healthcare Group, Inc. (AE)                      10,371             312
Arrow International, Inc. (N)                           1,700              56
Barr Pharmaceuticals, Inc. (AE)                         1,500              78
Beckman Coulter, Inc.                                   3,231             216
CancerVax Corp. (AE)(N)                                 4,900              13
Celgene Corp. (AE)(N)                                   8,400             318
Cephalon, Inc. (AE)(N)                                    900              40
Charles River Laboratories International, Inc.
   (AE)                                                 1,008              48
Community Health Systems, Inc. (AE)                    15,129             551
Connetics Corp. (AE)(N)                                 7,865             171
Cooper Cos., Inc.                                       9,889             668
Coventry Health Care, Inc. (AE)                         5,700             390
CV Therapeutics, Inc. (AE)(N)                           1,814              36
Cytyc Corp. (AE)                                       11,911             254
DaVita, Inc. (AE)                                      10,160             409
Diagnostic Products Corp.                                 100               5
Durect Corp. (AE)(N)                                   69,949             193
Edwards Lifesciences Corp. (AE)                         6,105             269
Endo Pharmaceuticals Holdings, Inc. (AE)               20,339             404
Eyetech Pharmaceuticals, Inc. (AE)(N)                  10,745             247
Genentech, Inc. (AE)                                   12,100             859
Gentiva Health Services, Inc. (AE)                     30,900             605
Henry Schein, Inc. (AE)                                15,758             591
ICOS Corp. (AE)                                           800              18

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Idexx Laboratories, Inc. (AE)                           3,692             209
ImClone Systems, Inc. (AE)(N)                           2,100              67
Inamed Corp. (AE)                                      13,100             797
Invitrogen Corp. (AE)                                   9,823             720
IVAX Corp. (AE)                                         5,500             104
KV Pharmaceutical Co. Class A (AE)(N)                  28,041             656
LabOne, Inc. (AE)                                       7,250             254
LifePoint Hospitals, Inc. (AE)                         21,475             956
Lincare Holdings, Inc. (AE)                             3,000             128
MGI Pharma, Inc. (AE)                                   9,570             211
Millennium Pharmaceuticals, Inc. (AE)                   9,600              84
Molina Healthcare, Inc. (AE)                            1,900              83
Nabi Biopharmaceuticals (AE)                           22,985             251
Omnicare, Inc.                                          3,000             104
Omnicell, Inc. (AE)(N)                                  4,970              31
Orthologic Corp. (AE)                                   7,200              31
Pacificare Health Systems (AE)                          8,860             529
Par Pharmaceutical Cos., Inc. (AE)(N)                   8,686             261
Patterson Cos., Inc. (AE)                               2,100             106
Pediatrix Medical Group, Inc. (AE)                      3,900             266
PolyMedica Corp.                                       12,268             380
PSS World Medical, Inc. (AE)                           70,298             785
Quality Systems, Inc. (AE)(N)                           6,000             285
Rotech Healthcare, Inc. (AE)(N)                        13,700             340
Sepracor, Inc. (AE)                                     6,320             379
Stericycle, Inc. (AE)                                  12,988             632
Sunrise Senior Living, Inc. (AE)(N)                     9,600             492
Techne Corp. (AE)                                       2,200              92
Telik, Inc. (AE)                                        3,100              50
United Therapeutics Corp. (AE)                          5,270             253
US Physical Therapy, Inc. (AE)                         15,544             224
Varian Medical Systems, Inc. (AE)                       3,900             132
WebMD Corp. (AE)(N)                                    10,200              97
WellCare Health Plans, Inc. (AE)                        3,700             109
Zymogenetics, Inc. (AE)                                 2,252              35
                                                                 ------------
                                                                       17,944
                                                                 ------------

Integrated Oils - 0.2%
Murphy Oil Corp.                                        2,300             205
                                                                 ------------

Materials and Processing - 5.6%
Agrium, Inc.                                           23,115             411
Airgas, Inc.                                           16,800             368
Albany International Corp. Class A                      6,775             212
Allegheny Technologies, Inc.                           15,390             345
Apogee Enterprises, Inc.                               14,450             186

 150  Tax-Managed Mid & Small Cap Fund

FRANK RUSSELL INVESTMENT COMPANY
TAX-MANAGED MID & SMALL CAP FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Armor Holdings, Inc. (AE)                               6,200             217
Ashland, Inc.                                           3,650             245
Cabot Microelectronics Corp. (AE)(N)                    4,588             132
Coeur d'Alene Mines Corp. (AE)(N)                      37,850             117
Crompton Corp.                                         39,700             558
Crown Holdings, Inc. (AE)                              17,900             269
Cytec Industries, Inc.                                  5,800             267
Dycom Industries, Inc. (AE)                             2,500              58
Eagle Materials, Inc. (N)                               2,375             179
EMCOR Group, Inc. (AE)                                  5,650             252
FMC Corp. (AE)                                          3,400             167
Integrated Electrical Services, Inc. (AE)(N)           34,575              52
Jacobs Engineering Group, Inc. (AE)                    14,537             708
Jacuzzi Brands, Inc. (AE)                              19,200             174
Kaydon Corp.                                            9,275             255
Lennox International, Inc.                              3,600              70
NCI Building Systems, Inc. (AE)                         5,625             182
Olin Corp.                                             15,500             275
PAN American Silver Corp. (AE)(N)                       7,970             109
PolyOne Corp. (AE)                                     21,300             164
Precision Castparts Corp.                               2,500             184
Royal Gold, Inc. (N)                                    2,800              53
RPM International, Inc.                                 8,201             141
Smurfit-Stone Container Corp. (AE)                      6,200              81
Sonoco Products Co.                                     5,300             144
Southern Peru Copper Corp. (N)                          4,000             205
Standard Register Co. (The)                            20,000             249
Universal Forest Products, Inc. (N)                     3,500             133
URS Corp. (AE)                                            500              15
USG Corp. (AE)(N)                                       5,492             231
Washington Group International, Inc. (AE)               1,346              56
WCI Communities, Inc. (AE)                             12,639             354
                                                                 ------------
                                                                        7,818
                                                                 ------------

Miscellaneous - 0.5%
Carlisle Cos., Inc.                                     1,591             114
Hillenbrand Industries, Inc.                            2,600             144
Lancaster Colony Corp.                                  4,400             183
Walter Industries, Inc. (N)                             7,353             252
                                                                 ------------
                                                                          693
                                                                 ------------

Other Energy - 6.1%
Arch Coal, Inc.                                         3,900             173
Cal Dive International, Inc. (AE)                      15,840             705
CARBO Ceramics, Inc. (N)                                1,700             113
Comstock Resources, Inc. (AE)                           9,750             247
Cooper Cameron Corp. (AE)                              11,571             636
Encore Acquisition Co. (AE)                            10,675             392
Forest Oil Corp. (AE)                                  20,279             781

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Foundation Coal Holdings, Inc.                         10,075             235
Global Industries, Ltd. (AE)                           28,916             279
Global Power Equipment Group, Inc. (AE)                29,375             266
Grant Prideco, Inc. (AE)                               13,405             297
Grey Wolf, Inc. (AE)                                   13,100              79
Hanover Compressor Co. (AE)                            33,400             346
Helmerich & Payne, Inc.                                 8,450             325
Houston Exploration Co. (AE)                            4,700             239
Key Energy Services, Inc. (AE)                          3,500              39
National-Oilwell Varco, Inc. (AE)                       8,458             336
Oil States International, Inc. (AE)                     4,100              83
Patterson-UTI Energy, Inc.                              5,300             127
Peabody Energy Corp.                                   14,600             639
Plains Exploration & Production Co. (AE)                8,967             289
Range Resources Corp.                                  11,690             265
Remington Oil & Gas Corp. (AE)                         15,600             455
SEACOR Holdings, Inc. (AE)                              4,550             259
Tesoro Corp. (AE)                                       9,100             345
Universal Compression Holdings, Inc. (AE)               2,100              74
W-H Energy Services, Inc. (AE)                         12,850             283
XTO Energy, Inc.                                        8,533             257
                                                                 ------------
                                                                        8,564
                                                                 ------------

Producer Durables - 7.4%
American Tower Corp. Class A (AE)                       3,600              62
Ametek, Inc.                                            8,100             307
Andrew Corp. (AE)                                      26,424             324
Applied Industrial Technologies, Inc.                   5,707             159
Applied Signal Technology, Inc.                        10,018             195
BE Aerospace, Inc. (AE)                                74,874             910
Belden CDT, Inc.                                       10,500             193
Brooks Automation, Inc. (AE)                              686               9
Bucyrus International, Inc.                             3,675             143
Champion Enterprises, Inc. (AE)                        46,900             443
Crane Co.                                              13,300             340
Crown Castle International Corp. (AE)                  19,400             313
Cymer, Inc. (AE)                                       11,220             278
Diebold, Inc.                                           3,200             155
Dionex Corp. (AE)                                       4,800             206
Donaldson Co., Inc.                                     6,600             196
Duratek, Inc. (AE)                                     11,750             272
Engineered Support Systems, Inc.                       14,700             519

                                           Tax-Managed Mid & Small Cap Fund  151

FRANK RUSSELL INVESTMENT COMPANY
TAX-MANAGED MID & SMALL CAP FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Entegris, Inc. (AE)                                     5,800              50
Esterline Technologies Corp. (AE)                      14,700             475
IDEX Corp.                                             11,600             432
Joy Global, Inc.                                       10,750             364
Kadant, Inc. (AE)                                      11,000             189
Lam Research Corp. (AE)                                17,440             447
Lennar Corp. Class A                                    6,700             345
Littelfuse, Inc. (AE)                                  13,859             373
Mattson Technology, Inc. (AE)                          29,350             186
MDC Holdings, Inc.                                      4,047             265
Orbital Sciences Corp. (AE)(N)                         11,051             103
Park-Ohio Holdings Corp. (AE)                          12,950             183
Pentair, Inc.                                           8,100             322
Photon Dynamics, Inc. (AE)                             23,031             446
Powerwave Technologies, Inc. (AE)(N)                   36,250             262
Stewart & Stevenson Services                            7,125             171
Technical Olympic USA, Inc.                            12,036             253
Tecumseh Products Co. Class A                           2,200              76
Terex Corp. (AE)                                        6,700             250
Varian Semiconductor Equipment Associates, Inc.
   (AE)                                                 4,950             185
                                                                 ------------
                                                                       10,401
                                                                 ------------

Technology - 11.4%
3Com Corp. (AE)                                        17,200              54
ActivCard Corp. (AE)                                   20,033             105
Agere Systems, Inc. Class B (AE)                       76,166              90
Agile Software Corp. (AE)                              32,240             212
Altiris, Inc. (AE)(N)                                  25,919             422
AMIS Holdings, Inc. (AE)                               12,500             141
Anixter International, Inc. (AE)                       13,225             488
Ansys, Inc. (AE)                                        8,300             253
Aspect Communications Corp. (AE)                       34,150             291
Avid Technology, Inc. (AE)                              3,660             181
Avnet, Inc. (AE)                                        4,100              77
Avocent Corp. (AE)                                     27,178             683
BEA Systems, Inc. (AE)                                 11,300              78
BEI Technologies, Inc.                                  9,800             225
Benchmark Electronics, Inc. (AE)                       20,567             556
Black Box Corp.                                         1,531              50
Cognizant Technology Solutions Corp. Class A
   (AE)                                                12,020             505
Comverse Technology, Inc. (AE)                         14,380             328
CSG Systems International, Inc. (AE)                    3,803              65
Cypress Semiconductor Corp. (AE)(N)                     4,700              56
Ditech Communications Corp. (AE)                       13,200             149
Emulex Corp. (AE)                                       3,448              54
F5 Networks, Inc. (AE)                                  4,840             207
Filenet Corp. (AE)                                     30,083             797
Formfactor, Inc. (AE)                                   2,374              54
Harris Corp.                                            4,100             116

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Hyperion Solutions Corp. (AE)                          10,652             433
Informatica Corp. (AE)                                 48,466             375
Internet Security Systems, Inc. (AE)                   14,830             288
Intersil Corp. Class A                                 19,456             340
InterVoice, Inc. (AE)                                  25,100             269
Interwoven, Inc. (AE)                                     100               1
IXYS Corp. (AE)                                        30,900             314
JDA Software Group, Inc. (AE)                          21,194             217
Juniper Networks, Inc. (AE)                            15,300             346
Keane, Inc. (AE)                                       16,275             194
Komag, Inc. (AE)                                       12,975             305
Lattice Semiconductor Corp. (AE)                        8,400              38
Lawson Software, Inc. (AE)                              5,533              29
Lions Gate Entertainment Corp. (AE)(N)                 22,840             221
Macromedia, Inc. (AE)                                   9,130             362
Macrovision Corp. (AE)                                 14,047             287
Mantech International Corp. Class A (AE)               23,577             567
McAfee, Inc. (AE)                                       3,400              71
Mentor Graphics Corp. (AE)                             19,865             178
Mercury Interactive Corp. (AE)                          6,130             253
Microchip Technology, Inc.                             13,250             377
Mindspeed Technologies, Inc. (AE)(N)                   13,465              18
NetIQ Corp. (AE)                                       34,350             368
ON Semiconductor Corp. (AE)                             9,500              33
Progress Software Corp. (AE)                           11,900             317
Redback Networks, Inc. (AE)(N)                         32,402             174
SanDisk Corp. (AE)                                      4,360             103
Semtech Corp. (AE)                                     17,030             288
Serena Software, Inc. (AE)(N)                          17,917             341
Silicon Laboratories, Inc. (AE)(N)                      7,358             187
SRA International, Inc. Class A (AE)                    2,200             144
Sybase, Inc. (AE)                                      12,797             242
Sycamore Networks, Inc. (AE)                           15,200              51
Syntel, Inc. (N)                                        5,141              82
Titan Corp. (AE)                                       26,000             467
Trimble Navigation, Ltd. (AE)                           9,220             317
UNOVA, Inc. (AE)(N)                                    18,127             322
Varian, Inc. (AE)                                       7,898             262
Vignette Corp. (AE)                                     9,776              11
Vitesse Semiconductor Corp. (AE)(N)                    12,556              26
Western Digital Corp. (AE)                              6,300              80
Witness Systems, Inc. (AE)                             13,970             246
Zebra Technologies Corp. Class A (AE)                   2,100             100
                                                                 ------------
                                                                       15,881
                                                                 ------------

 152  Tax-Managed Mid & Small Cap Fund

FRANK RUSSELL INVESTMENT COMPANY
TAX-MANAGED MID & SMALL CAP FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Utilities - 3.9%
Alaska Communications Systems Group, Inc. (N)          27,300             257
Cablevision Systems Corp. Class A (AE)                  4,300             112
CMS Energy Corp. (AE)(N)                               30,075             389
El Paso Electric Co. (AE)                               6,600             129
Great Plains Energy, Inc. (N)                           5,200             159
Laclede Group, Inc. (The)                               9,300             255
New Jersey Resources Corp.                              4,300             186
Northwest Natural Gas Co. (N)                           6,950             247
NorthWestern Corp.                                      7,000             196
NSTAR                                                   3,038             164
NTL, Inc. (AE)                                          1,900             122
Oneok, Inc.                                            12,700             367
Otter Tail Corp. (N)                                    4,600             113
PNM Resources, Inc.                                     7,000             194
Premiere Global Services, Inc. (AE)                     5,268              57
Questar Corp.                                           3,710             217
SCANA Corp.                                             8,400             326
Sierra Pacific Resources (AE)(N)                       44,000             476
Southwest Gas Corp.                                     7,455             182
Southwestern Energy Co. (AE)                            5,400             317
Telephone & Data Systems, Inc.                          1,200              93
UnitedGlobalCom, Inc. Class A (AE)                      7,100              64
Western Gas Resources, Inc.                            11,317             378
Western Wireless Corp. Class A (AE)                     1,400              55
Wisconsin Energy Corp.                                  9,500             336
                                                                 ------------
                                                                        5,391
                                                                 ------------

TOTAL COMMON STOCKS
(cost $116,089)                                                       129,968
                                                                 ------------

SHORT-TERM INVESTMENTS - 7.2%
Frank Russell Investment Company Money Market
   Fund                                             9,299,000           9,299
United States Treasury Bill (c)(z)(sec.)
   2.755% due 06/09/05                                    800             798
                                                                 ------------

TOTAL SHORT-TERM INVESTMENTS
(cost $10,097)                                                         10,097
                                                                 ------------

OTHER SECURITIES - 14.7%
Frank Russell Investment Company Money Market
   Fund (X)                                         4,959,292           4,959
State Street Securities Lending Quality Trust
   (X)                                             15,625,135          15,625
                                                                 ------------

TOTAL OTHER SECURITIES
(cost $20,584)                                                         20,584
                                                                 ------------

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------

TOTAL INVESTMENTS - 114.9%
(identified cost $146,770)                                            160,649

OTHER ASSETS AND LIABILITIES,
NET - (14.9%)                                                         (20,801)
                                                                 ------------

NET ASSETS - 100.0%                                                   139,848
                                                                 ============

  See accompanying notes which are an integral part of the financial statements.

                                           Tax-Managed Mid & Small Cap Fund  153

FRANK RUSSELL INVESTMENT COMPANY
TAX-MANAGED MID & SMALL CAP FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2005 (UNAUDITED)

Amounts in thousands

                                                                   UNREALIZED
                                                   NOTIONAL       APPRECIATION
               FUTURES CONTRACTS                    AMOUNT       (DEPRECIATION)
             (NUMBER OF CONTRACTS)                    $                $
-------------------------------------------------------------------------------
Long Positions
Russell 2000 E-Mini Index
   expiration date 06/05 (46)                           2,672             (229)

Russell 2000 Index
   expiration date 06/05 (18)                           5,228             (579)

S&P 500 E-Mini Index
   expiration date 06/05 (19)                           1,101              (19)

S&P 500 Index
   expiration date 06/05 (4)                            1,158               (6)
                                                                  ------------

Total Unrealized Appreciation (Depreciation) on
   Open Futures Contracts                                                 (833)
                                                                  ============

                                                     % OF
                                                     NET
PORTFOLIO SUMMARY                                   ASSETS
-------------------------------------------------------------
Auto and Transportation                                   4.1
Consumer Discretionary                                   21.2
Consumer Staples                                          2.8
Financial Services                                       17.0
Health Care                                              12.8
Integrated Oils                                           0.2
Materials and Processing                                  5.6
Miscellaneous                                             0.5
Other Energy                                              6.1
Producer Durables                                         7.4
Technology                                               11.4
Utilities                                                 3.9
Short-Term Investments                                    7.2
Other Securities                                         14.7
                                                 ------------
Total Investments                                       114.9
Other Assets and Liabilities, Net                       (14.9)
                                                 ------------

Net Assets                                              100.0
                                                 ============
Futures Contracts                                         0.6

See accompanying notes which are an integral part of the financial statements.

 154  Tax-Managed Mid & Small Cap Fund

FRANK RUSSELL INVESTMENT COMPANY
SELECT GROWTH FUND

SHAREHOLDER EXPENSE EXAMPLE -- APRIL 30, 2005 (UNAUDITED)

--------------------------------------------------------------------------------

FUND EXPENSES

THE FOLLOWING DISCLOSURE PROVIDES IMPORTANT INFORMATION REGARDING EACH FUND'S EXPENSE EXAMPLE, WHICH APPEARS ON EACH FUND'S INDIVIDUAL PAGE IN THIS SEMIANNUAL REPORT. PLEASE REFER TO THIS INFORMATION WHEN REVIEWING THE EXPENSE EXAMPLE FOR A FUND.

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including advisory and administrative fees; distribution and/or service (12b-1) fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from November 1, 2004 to April 30, 2005.

ACTUAL EXPENSES

The information in the table under the heading "Actual Performance" provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table under the heading "Hypothetical Performance (5% return before expenses)" provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading "Hypothetical Performance (5% return before expenses)" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                  HYPOTHETICAL
                                                  PERFORMANCE
                                  ACTUAL           (5% RETURN
CLASS C                        PERFORMANCE      BEFORE EXPENSES)
-------                       --------------    ----------------
Beginning Account Value
November 1, 2004              $     1,000.00      $     1,000.00
Ending Account Value April
30, 2005                      $       995.60      $     1,014.19
Expenses Paid During
Period*                       $        10.79      $        10.89

* Expenses are equal to the Fund's annualized expense ratio of 2.18%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Includes amounts waived and/or reimbursed by the investment adviser. Without the waiver and/or reimbursement, expenses would have been higher.

                                                  HYPOTHETICAL
                                                  PERFORMANCE
                                  ACTUAL           (5% RETURN
CLASS E                        PERFORMANCE      BEFORE EXPENSES)
-------                       --------------    ----------------
Beginning Account Value
November 1, 2004              $     1,000.00      $     1,000.00
Ending Account Value April
30, 2005                      $     1,000.00      $     1,018.90
Expenses Paid During
Period*                       $         6.10      $         6.16

* Expenses are equal to the Fund's annualized expense ratio of 1.23%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Includes amounts waived and/or reimbursed by the investment adviser. Without the waiver and/or reimbursement, expenses would have been higher.

                                                  HYPOTHETICAL
                                                  PERFORMANCE
                                  ACTUAL           (5% RETURN
CLASS I                        PERFORMANCE      BEFORE EXPENSES)
-------                       --------------    ----------------
Beginning Account Value
November 1, 2004              $     1,000.00      $     1,000.00
Ending Account Value April
30, 2005                      $     1,002.80      $     1,020.59
Expenses Paid During
Period*                       $         4.42      $         4.46

* Expenses are equal to the Fund's annualized expense ratio of 0.89%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Includes amounts waived and/or reimbursed by the investment adviser. Without the waiver and/or reimbursement, expenses would have been higher.

                                                  HYPOTHETICAL
                                                  PERFORMANCE
                                  ACTUAL           (5% RETURN
CLASS S                        PERFORMANCE      BEFORE EXPENSES)
-------                       --------------    ----------------
Beginning Account Value
November 1, 2004              $     1,000.00      $     1,000.00
Ending Account Value April
30, 2005                      $     1,001.40      $     1,020.09
Expenses Paid During
Period*                       $         4.91      $         4.96

* Expenses are equal to the Fund's annualized expense ratio of 0.99%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Includes amounts waived and/or reimbursed by the investment adviser. Without the waiver and/or reimbursement, expenses would have been higher.

                                                         Select Growth Fund  155

FRANK RUSSELL INVESTMENT COMPANY
SELECT GROWTH FUND

SCHEDULE OF INVESTMENTS -- APRIL 30, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
COMMON STOCKS - 91.8%
Auto and Transportation - 2.0%
Autoliv, Inc.                                           2,600             115
Burlington Northern Santa Fe Corp.                      9,610             464
Expeditors International Washington, Inc.              15,000             737
FedEx Corp.                                             5,650             480
Oshkosh Truck Corp.                                     5,000             376
Pacer International, Inc. (AE)                          9,100             189
United Parcel Service, Inc. Class B                    14,000             998
                                                                 ------------
                                                                        3,359
                                                                 ------------

Consumer Discretionary - 19.1%
Abercrombie & Fitch Co. Class A                         2,100             113
AC Moore Arts & Crafts, Inc. (AE)                       5,300             138
Action Performance Cos., Inc. (N)                       6,800              72
Advance Auto Parts, Inc. (AE)                           5,600             299
Advo, Inc.                                              7,200             207
AMN Healthcare Services, Inc. (AE)(N)                  11,300             167
Buca, Inc. (AE)(N)                                     20,800              92
Buffalo Wild Wings, Inc. (AE)(N)                        3,600             110
Casual Male Retail Group, Inc. (AE)(N)                 20,200             134
Charlotte Russe Holding, Inc. (AE)(N)                  10,300             110
Chemed Corp.                                            2,400             170
Circuit City Stores, Inc.                              33,000             521
Coach, Inc. (AE)                                       29,140             781
Cross Country Healthcare, Inc. (AE)                     4,700              76
Crown Media Holdings, Inc. Class A (AE)(N)             12,800             112
DeVry, Inc. (AE)                                        4,300              98
DiamondCluster International, Inc. (AE)                10,800             134
Dolby Laboratories, Inc. Class A (AE)                   5,500             112
DreamWorks Animation SKG, Inc. Class A (AE)            13,600             510
eBay, Inc. (AE)                                        16,000             508
eCost.com, Inc. (AE)(N)                                12,877              54
Electronic Arts, Inc. (AE)                              8,800             470
Emerson Radio (AE)                                     23,200              68
Gander Mountain Co. (AE)(N)                             4,800              50
Gillette Co. (The)                                     16,000             826
Google, Inc. Class A (AE)                               9,832           2,163
Hilton Hotels Corp.                                    21,300             465
Home Depot, Inc.                                       53,900           1,906
Hot Topic, Inc. (AE)                                   11,200             224
Image Entertainment, Inc. (AE)(N)                      11,600              44
International Game Technology                          44,587           1,199
JC Penney Co., Inc. Holding Co.                        15,900             754
Jos A Bank Clothiers, Inc. (AE)(N)                      3,800             125
Kimberly-Clark Corp.                                    7,500             468
Kohl's Corp. (AE)                                      12,700             605

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Liberty Media International, Inc. Class A (AE)         20,000             829
Linens 'N Things, Inc. (AE)                            13,200             308
Marriott International, Inc. Class A                   38,074           2,389
MGM Mirage (AE)                                        18,460           1,289
Multimedia Games, Inc. (AE)                             3,100              25
Nautilus Group, Inc. (N)                                8,000             199
Navigant Consulting, Inc. (AE)                          8,000             188
New Frontier Media, Inc. (AE)                          11,400              69
News Corp. Class A                                     18,100             277
PC Mall, Inc. (AE)(N)                                   5,200              28
PeopleSupport, Inc. (AE)                                3,600              33
Petsmart, Inc.                                         11,400             304
Priceline.com, Inc. (AE)(N)                            15,000             380
Ross Stores, Inc.                                      11,600             310
Sports Authority, Inc. (The) (AE)(N)                    7,300             194
Staples, Inc.                                          45,000             858
Starbucks Corp. (AE)                                   12,808             634
Tempur-Pedic International, Inc. (AE)                   1,400              27
Time Warner, Inc. (AE)                                 89,290           1,501
Tweeter Home Entertainment Group, Inc. (AE)(N)         13,300              49
Ventiv Health, Inc. (AE)(N)                             8,700             181
VeriSign, Inc. (AE)                                    31,400             831
Wal-Mart Stores, Inc.                                  16,000             754
Walt Disney Co.                                        25,000             660
Waste Management, Inc.                                 10,700             305
Weight Watchers International, Inc. (AE)(N)            17,000             710
XM Satellite Radio Holdings, Inc. Class A
   (AE)(N)                                             41,200           1,143
Yahoo!, Inc. (AE)                                      76,759           2,649
Yum! Brands, Inc.                                      15,928             748
                                                                 ------------
                                                                       31,757
                                                                 ------------

Consumer Staples - 7.1%
Coca-Cola Co. (The)                                    16,300             708
Colgate-Palmolive Co.                                  25,020           1,246
Hansen Natural Corp. (AE)(N)                            3,700             210
PepsiCo, Inc.                                          65,400           3,638
Procter & Gamble Co.                                   71,242           3,857
Sysco Corp.                                            36,900           1,277
Walgreen Co.                                           20,000             861
                                                                 ------------
                                                                       11,797
                                                                 ------------

 156  Select Growth Fund

FRANK RUSSELL INVESTMENT COMPANY
SELECT GROWTH FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Financial Services - 9.6%
Advent Software, Inc. (AE)                              8,900             159
American Express Co.                                   49,344           2,600
American International Group, Inc.                     14,800             753
American Land Lease, Inc. (o)                           3,600              78
Automatic Data Processing, Inc.                        38,420           1,669
Capital One Financial Corp.                            24,100           1,708
Checkfree Corp. (AE)                                   11,500             422
Chicago Mercantile Exchange                             3,400             665
Citigroup, Inc.                                        16,730             786
Commerce Bancorp, Inc. (N)                             11,200             313
Cybersource Corp. (AE)                                 15,296              93
First Data Corp.                                       27,000           1,027
Goldman Sachs Group, Inc.                              12,041           1,286
Great American Financial Resources, Inc.                4,300              68
La Quinta Corp. (AE)(o)                                13,900             121
Lakeland Bancorp, Inc. (N)                              5,100              76
MCF Corp. (AE)(N)                                      19,600              26
McGrath Rentcorp                                        6,200             138
Mercer Insurance Group, Inc. (AE)                       9,200             120
Moody's Corp.                                          10,000             821
Paychex, Inc.                                          52,776           1,615
Pico Holdings, Inc. (AE)(N)                             3,800              92
Santander BanCorp (N)                                   4,390              97
Starwood Hotels & Resorts Worldwide, Inc. (o)          23,400           1,272
                                                                 ------------
                                                                       16,005
                                                                 ------------

Health Care - 22.3%
Abaxis, Inc. (AE)                                       8,000              76
Able Laboratories, Inc. (AE)(N)                        11,000             262
Aetna, Inc.                                            12,540             920
Albany Molecular Research, Inc. (AE)                    7,900              75
Allergan, Inc.                                         12,000             845
Amgen, Inc. (AE)                                       42,290           2,462
Amylin Pharmaceuticals, Inc. (AE)(N)                   14,400             245
Arthrocare Corp. (AE)(N)                                8,700             256
Barr Pharmaceuticals, Inc. (AE)                         4,100             213
Bruker BioSciences Corp. (AE)                          20,400              67
Caremark Rx, Inc. (AE)                                 54,045           2,165
Cellegy Pharmaceuticals, Inc. (AE)                     14,300              29
Charles River Laboratories International, Inc.
   (AE)                                                 6,100             289
Community Health Systems, Inc. (AE)                    10,900             397
Cutera, Inc. (AE)                                       6,300             108
DaVita, Inc. (AE)                                       7,500             302
Dendreon Corp. (AE)(N)                                 11,900              55
Express Scripts, Inc. (AE)                              3,700             332
Eyetech Pharmaceuticals, Inc. (AE)(N)                  12,500             287
Genentech, Inc. (AE)                                   26,030           1,847

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Gentiva Health Services, Inc. (AE)                      4,500              88
Gilead Sciences, Inc. (AE)                             28,565           1,060
GTx, Inc. (AE)(N)                                       9,100              81
Guilford Pharmaceuticals, Inc. (AE)(N)                 14,900              35
HCA, Inc.                                               9,300             519
Hologic, Inc. (AE)                                      3,300             117
Idenix Pharmaceuticals, Inc. (AE)(N)                    4,700              89
IRIS International, Inc. (AE)                           3,400              49
Johnson & Johnson                                      88,520           6,074
Kinetic Concepts, Inc. (AE)                             9,900             608
LCA-Vision, Inc.                                        6,401             251
Lifecore Biomedical, Inc. (AE)                          6,700              82
Lifeline Systems, Inc. (AE)                             3,400             116
Medco Health Solutions, Inc. (AE)                       7,500             382
Medtronic, Inc.                                         9,000             474
Nabi Biopharmaceuticals (AE)                           11,442             125
Natus Medical, Inc. (AE)(N)                            10,800              92
Neose Technologies, Inc. (AE)                          16,300              43
Novartis AG ADR                                         6,700             326
Novavax, Inc. (AE)(N)                                  18,400              29
Omnicell, Inc. (AE)                                    14,800              91
Palomar Medical Technologies, Inc. (AE)(N)              4,500             101
Pfizer, Inc.                                          207,570           5,639
Pharmaceutical Product Development, Inc. (AE)           1,700              77
Schering-Plough Corp.                                  37,100             774
St. Jude Medical, Inc. (AE)                            10,000             390
Stryker Corp.                                           9,600             466
Sybron Dental Specialties, Inc. (AE)                    5,500             205
UnitedHealth Group, Inc.                                6,300             595
Valeant Pharmaceuticals International (N)              22,600             469
VistaCare, Inc. Class A (AE)                            6,300             113
WellPoint, Inc. (AE)                                   22,850           2,919
Wright Medical Group, Inc. (AE)                         4,600             114
Wyeth                                                  14,200             638
Zimmer Holdings, Inc. (AE)                             33,417           2,721
                                                                 ------------
                                                                       37,184
                                                                 ------------

Materials and Processing - 2.5%
Chicago Bridge & Iron Co. NV                            8,500             190
DHB Industries, Inc. (AE)(N)                            9,300              62
Dow Chemical Co. (The)                                 17,600             808
EI Du Pont de Nemours & Co.                            16,300             768

                                                         Select Growth Fund  157

FRANK RUSSELL INVESTMENT COMPANY
SELECT GROWTH FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Harsco Corp.                                            4,600             247
Housevalues, Inc. (AE)                                  5,000              65
Insituform Technologies, Inc. Class A (AE)             10,200             152
Layne Christensen Co. (AE)                              4,600              71
Lifecell Corp. (AE)                                     8,800             106
Monsanto Co.                                            6,900             404
Praxair, Inc.                                          19,000             890
Quanta Services, Inc. (AE)(N)                          20,000             160
Symyx Technologies, Inc. (AE)                           4,900             119
Unifi, Inc. (AE)                                       21,400              66
                                                                 ------------
                                                                        4,108
                                                                 ------------

Miscellaneous - 3.5%
Fortune Brands, Inc.                                    5,630             476
General Electric Co.                                  102,278           3,701
Honeywell International, Inc.                          19,000             679
Tyco International, Ltd.                               28,590             895
                                                                 ------------
                                                                        5,751
                                                                 ------------

Other Energy - 1.3%
ENSCO International, Inc.                               7,100             231
EOG Resources, Inc.                                    12,800             609
Grant Prideco, Inc. (AE)                                7,400             164
National-Oilwell Varco, Inc. (AE)                       2,300              91
Newfield Exploration Co. (AE)                           5,200             369
Superior Energy Services, Inc. (AE)                    10,600             158
Todco Class A (AE)                                      5,600             125
Valero Energy Corp.                                     4,930             338
Westmoreland Coal Co. (AE)(N)                           4,200              74
                                                                 ------------
                                                                        2,159
                                                                 ------------

Producer Durables - 3.0%
ADE Corp. (AE)(N)                                       4,900             105
Applied Materials, Inc.                                46,587             693
Boeing Co.                                             14,200             845
Caterpillar, Inc.                                       6,800             599
Danaher Corp.                                          12,300             623
Faro Technologies, Inc. (AE)(N)                         3,000              81
General Cable Corp. (AE)(N)                             8,000              97
Herman Miller, Inc.                                    10,600             303
Kla-Tencor Corp.                                       10,900             425
Lexmark International, Inc. Class A (AE)                8,000             556
Measurement Specialties, Inc. (AE)(N)                   2,800              62
Photon Dynamics, Inc. (AE)(N)                           5,700             110
Radyne Comstream Corp. (AE)(N)                         11,300              86
Southern Energy Homes, Inc. (AE)                       23,700             134

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Stamps.com, Inc. (AE)                                   2,100              41
Varian Semiconductor Equipment Associates, Inc.
   (AE)                                                 4,200             157
                                                                 ------------
                                                                        4,917
                                                                 ------------

Technology - 20.9%
@Road, Inc. (AE)(N)                                    15,400              52
ACT Teleconferencing, Inc. (AE)(N)                     32,900              12
Actuate Corp. (AE)                                     16,200              31
ADC Telecommunications, Inc. (AE)                      74,100             168
Aeroflex, Inc. (AE)                                    12,700             101
Agile Software Corp. (AE)                              36,500             240
Altera Corp. (AE)                                      32,300             670
Apple Computer, Inc. (AE)                              15,754             568
Arrow Electronics, Inc. (AE)                           11,900             290
ATI Technologies, Inc. (AE)                             6,300              93
Avaya, Inc. (AE)                                        6,600              57
Blue Coat Systems, Inc. (AE)(N)                         5,000              72
Broadcom Corp. Class A (AE)                            31,640             946
Captaris, Inc. (AE)                                    15,100              55
Centillium Communications, Inc. (AE)                   26,526              53
Cisco Systems, Inc. (AE)                               55,100             952
Cognos, Inc. (AE)                                       4,100             155
Comverse Technology, Inc. (AE)                         10,200             232
Corning, Inc. (AE)                                     21,800             300
Dell, Inc. (AE)                                        42,241           1,471
Diodes, Inc. (AE)                                       4,600             135
DRS Technologies, Inc. (AE)                             4,400             195
EDO Corp.                                               6,000             179
EMC Corp. (AE)                                         66,477             872
Equinix, Inc. (AE)(N)                                   5,600             196
Formfactor, Inc. (AE)                                   5,200             119
Freescale Semiconductor, Inc. Class B (AE)             12,400             234
Ibasis, Inc. (AE)(N)                                   19,800              46
Integrated Device Technology, Inc. (AE)                11,300             121
Intel Corp.                                            88,630           2,085
Intersil Corp. Class A                                 17,000             297
Intuit, Inc. (AE)                                      18,000             725
Juniper Networks, Inc. (AE)(N)                         55,580           1,256
Macrovision Corp. (AE)                                 12,300             252
Manugistics Group, Inc. (AE)                            1,900               3
Marvell Technology Group, Ltd. (AE)                    17,410             583
Matrixone, Inc. (AE)                                   57,100             244
Maxim Integrated Products, Inc.                        15,300             572
Mercury Computer Systems, Inc. (AE)                     6,100             161
Microsoft Corp.                                       278,610           7,048
MIPS Technologies, Inc. (AE)                           12,300              86

 158  Select Growth Fund

FRANK RUSSELL INVESTMENT COMPANY
SELECT GROWTH FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Motorola, Inc.                                         84,400           1,295
Nam Tai Electronics, Inc.                               6,500             150
National Semiconductor Corp.                           50,300             960
Nvidia Corp. (AE)                                      34,100             748
Parametric Technology Corp. (AE)                       21,000             112
Phoenix Technologies, Ltd. (AE)                        11,100              90
PMC - Sierra, Inc. (AE)                                50,600             408
Qualcomm, Inc. (AE)                                    92,550           3,229
Quest Software, Inc. (AE)                               7,800              93
Redback Networks, Inc. (AE)                            24,045             129
Rockwell Automation, Inc.                              10,040             464
Saba Software, Inc. (AE)(N)                            18,325              77
SanDisk Corp. (AE)                                     47,500           1,126
Selectica, Inc. (AE)                                   13,800              45
Silicon Image, Inc. (AE)                               31,500             317
Texas Instruments, Inc.                                96,781           2,416
Three-Five Systems, Inc. (AE)                          11,400               9
Transwitch Corp. (AE)(N)                               49,800              62
WatchGuard Technologies (AE)                           15,500              50
Witness Systems, Inc. (AE)                              9,500             167
WJ Communications (AE)                                 13,300              26
Xilinx, Inc.                                           34,384             926
                                                                 ------------
                                                                       34,826
                                                                 ------------

Utilities - 0.5%
Alamosa Holdings, Inc. (AE)                             8,700             113
America Movil SA de CV ADR Class L                      9,938             493
MDU Communications International, Inc. (AE)(N)         29,200              72
Primus Telecommunications GP (AE)(N)                   18,300              28
Talk America Holdings, Inc. (AE)                       11,400              98
Ubiquitel, Inc. (AE)                                   16,400             119
                                                                 ------------
                                                                          923
                                                                 ------------

TOTAL COMMON STOCKS
(cost $147,623)                                                       152,786
                                                                 ------------

SHORT-TERM INVESTMENTS - 7.9%
Frank Russell Investment Company Money Market
   Fund                                            11,854,000          11,854
United States Treasury Bill (c)(z)(sec.)
   2.734% due 06/09/05                                  1,200           1,195
                                                                 ------------

TOTAL SHORT-TERM INVESTMENTS
(cost $13,049)                                                         13,049
                                                                 ------------

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------

OTHER SECURITIES - 4.8%
Frank Russell Investment Company Money Market
   Fund (X)                                         1,928,636           1,929
State Street Securities Lending Quality Trust
   (X)                                              6,076,513           6,077
                                                                 ------------
TOTAL OTHER SECURITIES
(cost $8,006)                                                           8,006
                                                                 ------------

TOTAL INVESTMENTS - 104.5%
(identified cost $168,678)                                            173,841

OTHER ASSETS AND LIABILITIES,
NET - (4.5%)                                                           (7,416)
                                                                 ------------

NET ASSETS - 100.0%                                                   166,425
                                                                 ============

  See accompanying notes which are an integral part of the financial statements.

                                                         Select Growth Fund  159

FRANK RUSSELL INVESTMENT COMPANY
SELECT GROWTH FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2005 (UNAUDITED)

Amounts in thousands

                                                                   UNREALIZED
                                                   NOTIONAL       APPRECIATION
FUTURES CONTRACTS                                   AMOUNT       (DEPRECIATION)
(NUMBER OF CONTRACTS)                                 $                $
-------------------------------------------------------------------------------
Long Positions
Nasdaq 100 Index
   expiration date 06/05 (35)                           4,989             (268)

Russell 1000 Growth Index
   expiration date 06/05 (6)                            1,392              (67)

S&P 500 E-Mini Index
   expiration date 06/05 (30)                           1,738              (58)

S&P 500 Index
   expiration date 06/05 (18)                           5,213              (99)
                                                                  ------------

Total Unrealized Appreciation (Depreciation) on
   Open Futures Contracts                                                 (492)
                                                                  ============

                                                     % OF
                                                     NET
PORTFOLIO SUMMARY                                   ASSETS
-------------------------------------------------------------
Auto and Transportation                                   2.0
Consumer Discretionary                                   19.1
Consumer Staples                                          7.1
Financial Services                                        9.6
Health Care                                              22.3
Materials and Processing                                  2.5
Miscellaneous                                             3.5
Other Energy                                              1.3
Producer Durables                                         3.0
Technology                                               20.9
Utilities                                                 0.5
Short-Term Investments                                    7.9
Other Securities                                          4.8
                                                 ------------
Total Investments                                       104.5
Other Assets and Liabilities, Net                        (4.5)
                                                 ------------

Net Assets                                              100.0
                                                 ============
Futures Contracts                                         0.3

See accompanying notes which are an integral part of the financial statements.

 160  Select Growth Fund

FRANK RUSSELL INVESTMENT COMPANY
SELECT VALUE FUND

SHAREHOLDER EXPENSE EXAMPLE -- APRIL 30, 2005 (UNAUDITED)

--------------------------------------------------------------------------------

FUND EXPENSES

THE FOLLOWING DISCLOSURE PROVIDES IMPORTANT INFORMATION REGARDING EACH FUND'S EXPENSE EXAMPLE, WHICH APPEARS ON EACH FUND'S INDIVIDUAL PAGE IN THIS SEMIANNUAL REPORT. PLEASE REFER TO THIS INFORMATION WHEN REVIEWING THE EXPENSE EXAMPLE FOR A FUND.

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including advisory and administrative fees; distribution and/or service (12b-1) fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from November 1, 2004 to April 30, 2005.

ACTUAL EXPENSES

The information in the table under the heading "Actual Performance" provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table under the heading "Hypothetical Performance (5% return before expenses)" provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading "Hypothetical Performance (5% return before expenses)" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                  HYPOTHETICAL
                                                  PERFORMANCE
                                  ACTUAL           (5% RETURN
CLASS C                        PERFORMANCE      BEFORE EXPENSES)
-------                       --------------    ----------------
Beginning Account Value
November 1, 2004              $     1,000.00      $     1,000.00
Ending Account Value April
30, 2005                      $     1,054.10      $     1,014.19
Expenses Paid During
Period*                       $        11.10      $        10.89

* Expenses are equal to the Fund's annualized expense ratio of 2.18%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Includes amounts waived and/or reimbursed by the investment adviser. Without the waiver and/or reimbursement, expenses would have been higher.

                                                  HYPOTHETICAL
                                                  PERFORMANCE
                                  ACTUAL           (5% RETURN
CLASS E                        PERFORMANCE      BEFORE EXPENSES)
-------                       --------------    ----------------
Beginning Account Value
November 1, 2004              $     1,000.00      $     1,000.00
Ending Account Value April
30, 2005                      $     1,058.80      $     1,019.00
Expenses Paid During
Period*                       $         6.18      $         6.06

* Expenses are equal to the Fund's annualized expense ratio of 1.21%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Includes amounts waived and/or reimbursed by the investment adviser. Without the waiver and/or reimbursement, expenses would have been higher.

                                                  HYPOTHETICAL
                                                  PERFORMANCE
                                  ACTUAL           (5% RETURN
CLASS I                        PERFORMANCE      BEFORE EXPENSES)
-------                       --------------    ----------------
Beginning Account Value
November 1, 2004              $     1,000.00      $     1,000.00
Ending Account Value April
30, 2005                      $     1,061.40      $     1,021.08
Expenses Paid During
Period*                       $         4.04      $         3.96

* Expenses are equal to the Fund's annualized expense ratio of 0.79%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Includes amounts waived and/or reimbursed by the investment adviser. Without the waiver and/or reimbursement, expenses would have been higher.

                                                  HYPOTHETICAL
                                                  PERFORMANCE
                                  ACTUAL           (5% RETURN
CLASS S                        PERFORMANCE      BEFORE EXPENSES)
-------                       --------------    ----------------
Beginning Account Value
November 1, 2004              $     1,000.00      $     1,000.00
Ending Account Value April
30, 2005                      $     1,059.60      $     1,019.89
Expenses Paid During
Period*                       $         5.26      $         5.16

* Expenses are equal to the Fund's annualized expense ratio of 1.03%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Includes amounts waived and/or reimbursed by the investment adviser. Without the waiver and/or reimbursement, expenses would have been higher.

                                                          Select Value Fund  161

FRANK RUSSELL INVESTMENT COMPANY
SELECT VALUE FUND

SCHEDULE OF INVESTMENTS -- APRIL 30, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
COMMON STOCKS - 94.0%
Auto and Transportation - 1.6%
Autoliv, Inc.                                          20,500             907
Aviall, Inc. (AE)                                      18,676             546
Burlington Northern Santa Fe Corp.                     18,370             886
CNF, Inc.                                               3,950             169
Fleetwood Enterprises, Inc. (AE)(N)                    37,535             287
Keystone Automotive Industries, Inc. (AE)              13,918             279
Union Pacific Corp.                                    10,000             639
United Parcel Service, Inc. Class B                    12,900             920
Wabash National Corp.                                  11,646             297
Westinghouse Air Brake Technologies Corp.              28,058             561
                                                                 ------------
                                                                        5,491
                                                                 ------------

Consumer Discretionary - 12.9%
Accenture, Ltd. Class A (AE)                           54,360           1,180
Administaff, Inc. (N)                                  29,913             409
Advance Auto Parts, Inc. (AE)                          20,900           1,115
California Pizza Kitchen, Inc. (AE)                    17,157             391
CBRL Group, Inc.                                        5,978             230
Clear Channel Communications, Inc.                     34,900           1,115
Copart, Inc. (AE)                                      17,818             386
Corinthian Colleges, Inc. (AE)                         28,250             401
Darden Restaurants, Inc.                               45,200           1,356
DeVry, Inc. (AE)                                       19,354             441
DreamWorks Animation SKG, Inc. Class A (AE)            10,900             409
Gap, Inc. (The)                                        49,990           1,067
Gillette Co. (The)                                     15,700             811
Hancock Fabrics, Inc. (N)                              18,014             107
Harrah's Entertainment, Inc.                           45,900           3,012
Hasbro, Inc.                                           49,510             937
Home Depot, Inc.                                       33,700           1,192
Jarden Corp. (AE)(N)                                    3,783             169
JC Penney Co., Inc. Holding Co.                        48,800           2,314
Kimberly-Clark Corp.                                   34,610           2,161
Knight-Ridder, Inc. (N)                                14,900             964
La-Z-Boy, Inc. (N)                                     15,572             184
Liberty Media Corp. Class A (AE)                      265,800           2,669
Lowe's Cos., Inc.                                       9,800             511
May Department Stores Co. (The)                        27,600             968
McDonald's Corp.                                      117,660           3,449
Newell Rubbermaid, Inc.                                42,800             930
Nike, Inc. Class B                                      9,600             737
PEP Boys-Manny Moe & Jack (N)                          19,027             270
Playboy Enterprises, Inc. Class B (AE)                 25,108             303
Reader's Digest Association, Inc. (The)                20,451             348
Reed Elsevier PLC ADR (N)                              17,210             679
RR Donnelley & Sons Co.                                13,878             457

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Sabre Holdings Corp. Class A                           26,100             511
Service Corp. International                            36,888             260
Source Interlink Cos., Inc. (AE)                       23,004             241
Sports Authority, Inc. (The) (AE)(N)                   14,552             387
Thomson ADR (N)                                        80,400           1,987
Time Warner, Inc. (AE)                                 53,560             900
TJX Cos., Inc.                                         30,410             689
Tribune Co. (N)                                        15,120             584
VeriSign, Inc. (AE)                                    23,900             632
Viacom, Inc. Class B                                   35,554           1,231
Walt Disney Co.                                        64,750           1,709
Waste Management, Inc.                                 36,800           1,048
Westwood One, Inc. (AE)                                16,400             300
Yum! Brands, Inc.                                      49,900           2,343
                                                                 ------------
                                                                       44,494
                                                                 ------------

Consumer Staples - 5.5%
Altria Group, Inc.                                     60,760           3,949
American Italian Pasta Co. Class A (N)                 16,992             402
Campbell Soup Co.                                      12,700             378
Coca-Cola Co. (The)                                     9,900             430
Coca-Cola Enterprises, Inc.                            43,700             887
Colgate-Palmolive Co.                                  42,500           2,116
ConAgra Foods, Inc.                                    38,500           1,030
Dean Foods Co. (AE)                                    18,500             636
Del Monte Foods Co. (AE)                               27,100             283
Diageo PLC ADR                                          6,730             402
DIMON, Inc. (N)                                        39,501             235
General Mills, Inc.                                    11,000             543
HJ Heinz Co.                                           51,150           1,885
JM Smucker Co. (The) (N)                               10,200             506
Kellogg Co.                                            30,530           1,372
Lance, Inc.                                            10,374             171
Molson Coors Brewing Co. Class B (N)                    8,800             543
Nestle SA ADR (N)                                       3,490             229
PepsiCo, Inc.                                          10,020             558
Performance Food Group Co. (AE)                        14,372             386
Procter & Gamble Co.                                    7,500             406
Sara Lee Corp.                                         53,230           1,139
Sensient Technologies Corp.                             9,854             197
Unilever NV                                             6,200             399
                                                                 ------------
                                                                       19,082
                                                                 ------------

 162  Select Value Fund

FRANK RUSSELL INVESTMENT COMPANY
SELECT VALUE FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Financial Services - 24.0%
Aflac, Inc.                                            12,780             520
AG Edwards, Inc.                                       12,100             480
Allmerica Financial Corp. (AE)                          7,735             260
Allstate Corp. (The)                                   72,770           4,087
American Express Co.                                   18,210             960
American International Group, Inc.                     21,800           1,109
AmSouth Bancorp                                        19,500             513
Bank of America Corp.                                 197,846           8,912
Bank of New York Co., Inc. (The)                       39,100           1,092
Bear Stearns Cos., Inc. (The)                           8,700             824
BISYS Group, Inc. (The) (AE)                           26,909             380
CB Richard Ellis Group, Inc. (AE)                      36,200           1,258
Chubb Corp.                                             5,620             460
Cigna Corp.                                            10,700             984
Citigroup, Inc.                                       182,250           8,559
Comerica, Inc.                                         18,500           1,059
Commerce Bancshares, Inc. (N)                          20,327             980
Dow Jones & Co., Inc. (N)                              29,700             993
E*Trade Financial Corp. (AE)                           83,400             927
Fannie Mae                                             27,100           1,462
Federated Investors, Inc. Class B                      20,000             569
First Data Corp.                                       88,013           3,347
First Industrial Realty Trust, Inc. (o)                 9,951             380
Fiserv, Inc. (AE)                                      11,530             488
Franklin Resources, Inc.                               29,730           2,042
Freddie Mac                                            50,200           3,088
GATX Corp.                                             13,869             454
Genworth Financial, Inc. Class A (N)                   54,100           1,512
Goldman Sachs Group, Inc.                              39,000           4,165
Hartford Financial Services Group, Inc.                26,520           1,919
Hilb Rogal & Hobbs Co.                                  7,597             266
Huntington Bancshares, Inc.                            42,000             987
Jefferson-Pilot Corp.                                  20,200           1,014
JPMorgan Chase & Co.                                   89,266           3,168
Kronos, Inc. (AE)                                       4,881             191
Lehman Brothers Holdings, Inc.                          5,220             479
Loews Corp.                                            12,000             851
MBNA Corp.                                             18,060             357
Mellon Financial Corp.                                 28,530             790
Merrill Lynch & Co., Inc.                              55,330           2,984
Metlife, Inc.                                          51,570           2,006
Montpelier Re Holdings, Ltd.                           10,025             333
Morgan Stanley                                         23,600           1,242
Nationwide Financial Services, Inc.                    27,800             985
Northern Trust Corp.                                   19,800             892
PNC Financial Services Group, Inc.                     38,370           2,042
Providian Financial Corp. (AE)                         75,300           1,255
Prudential Financial, Inc.                             17,900           1,023
Regions Financial Corp.                                15,500             519

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Starwood Hotels & Resorts Worldwide, Inc. (o)           9,400             511
SunTrust Banks, Inc.                                   40,240           2,931
US Bancorp                                             77,700           2,168
W Holding Co., Inc. (N)                                31,799             257
Wachovia Corp.                                         16,600             850
Wells Fargo & Co.                                      12,930             775
Zions BanCorp.                                          4,600             322
                                                                 ------------
                                                                       82,981
                                                                 ------------

Health Care - 10.4%
Abbott Laboratories                                    22,230           1,093
Amgen, Inc. (AE)                                       35,400           2,061
Baxter International, Inc.                             59,550           2,209
Biogen Idec, Inc. (AE)                                 90,215           3,269
Boston Scientific Corp. (AE)                          100,200           2,964
Caremark Rx, Inc. (AE)                                 39,200           1,570
Eli Lilly & Co.                                        18,580           1,086
Gentiva Health Services, Inc. (AE)                     29,522             578
Genzyme Corp. (AE)                                     33,900           1,987
HCA, Inc.                                              15,500             866
Invitrogen Corp. (AE)                                  11,600             850
IVAX Corp. (AE)                                        23,900             452
Johnson & Johnson                                      35,010           2,403
KV Pharmaceutical Co. Class A (AE)(N)                  16,239             380
LifePoint Hospitals, Inc. (AE)                         13,238             588
McKesson Corp.                                         16,000             592
Merck & Co., Inc.                                      55,200           1,871
Novartis AG ADR                                         7,560             368
Par Pharmaceutical Cos., Inc. (AE)                      8,302             249
Pfizer, Inc.                                           47,750           1,297
PolyMedica Corp. (N)                                   11,712             363
PSS World Medical, Inc. (AE)                           45,276             505
Roche Holding AG ADR                                   10,490             633
Rotech Healthcare, Inc. (AE)(N)                        14,235             353
Sunrise Senior Living, Inc. (AE)(N)                     9,232             473
UnitedHealth Group, Inc.                               20,000           1,890
US Physical Therapy, Inc. (AE)(N)                      13,889             200
WellPoint, Inc. (AE)                                   23,700           3,028
Wyeth                                                  39,350           1,768
                                                                 ------------
                                                                       35,946
                                                                 ------------

Integrated Oils - 5.3%
ChevronTexaco Corp.                                    71,042           3,694
ConocoPhillips                                         42,550           4,461
Exxon Mobil Corp.                                     113,150           6,454
Marathon Oil Corp.                                     21,900           1,020

                                                          Select Value Fund  163

FRANK RUSSELL INVESTMENT COMPANY
SELECT VALUE FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Total SA ADR (N)                                        8,260             916
Unocal Corp.                                           35,530           1,938
                                                                 ------------
                                                                       18,483
                                                                 ------------

Materials and Processing - 8.3%
Air Products & Chemicals, Inc.                         18,040           1,059
Airgas, Inc.                                           15,838             347
Alcoa, Inc.                                            37,200           1,080
American Standard Cos., Inc.                           45,700           2,043
Archer-Daniels-Midland Co.                             46,140             830
Avery Dennison Corp.                                   16,900             885
Bemis Co.                                              31,900             879
Bowater, Inc. (N)                                      36,480           1,185
Cabot Corp.                                            14,200             434
Cabot Microelectronics Corp. (AE)(N)                    4,388             126
Crompton Corp.                                         38,200             537
Dow Chemical Co. (The)                                110,580           5,079
EI Du Pont de Nemours & Co.                            45,080           2,124
Engelhard Corp.                                         2,600              80
International Paper Co.                                62,660           2,149
Masco Corp.                                            27,180             856
MeadWestvaco Corp.                                     20,600             607
Monsanto Co.                                           33,190           1,946
Nalco Holding Co. (AE)                                  8,380             151
PPG Industries, Inc.                                   22,160           1,497
Praxair, Inc.                                          38,690           1,812
Rohm & Haas Co.                                        14,500             633
Smurfit-Stone Container Corp. (AE)                     19,460             255
Syngenta AG ADR                                        34,190             709
United States Steel Corp.                              22,100             945
Valspar Corp. (N)                                      15,000             620
                                                                 ------------
                                                                       28,868
                                                                 ------------
Miscellaneous - 3.6%
General Electric Co.                                   91,400           3,309
Hillenbrand Industries, Inc.                           10,700             591
Honeywell International, Inc.                          32,000           1,144
Teleflex, Inc. (N)                                      5,000             267
Textron, Inc.                                          17,100           1,288
Tyco International, Ltd.                              119,600           3,745
Vivendi Universal SA ADR (N)                           69,500           2,061
                                                                 ------------
                                                                       12,405
                                                                 ------------

Other Energy - 3.4%
Burlington Resources, Inc.                             30,800           1,497
Cal Dive International, Inc. (AE)                       8,366             372
Chesapeake Energy Corp.                                83,800           1,612
Devon Energy Corp.                                     56,580           2,556
Encore Acquisition Co. (AE)                            10,211             375
EOG Resources, Inc.                                    12,620             600
Forest Oil Corp. (AE)                                  10,150             391

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Global Industries, Ltd. (AE)                           27,658             267
GlobalSantaFe Corp.                                     7,260             244
Hanover Compressor Co. (AE)(N)                         33,395             346
Noble Corp.                                            16,190             824
NRG Energy, Inc. (AE)                                  14,300             445
Remington Oil & Gas Corp. (AE)                         16,095             469
Sunoco, Inc.                                           16,400           1,628
                                                                 ------------
                                                                       11,626
                                                                 ------------

Producer Durables - 5.8%
Ametek, Inc.                                            7,750             293
Applied Signal Technology, Inc.                         9,579             187
BE Aerospace, Inc. (AE)                                52,936             643
Champion Enterprises, Inc. (AE)                        45,587             430
Cooper Industries, Ltd. Class A                         8,500             541
Crane Co.                                              11,816             302
Deere & Co.                                            20,790           1,300
Duratek, Inc. (AE)                                     11,245             261
Emerson Electric Co.                                   28,160           1,765
Engineered Support Systems, Inc.                       13,995             494
Esterline Technologies Corp. (AE)                      14,092             455
IDEX Corp.                                             11,169             416
Illinois Tool Works, Inc.                               9,620             806
Ingersoll-Rand Co. Class A                             21,000           1,614
Lennar Corp. Class A                                   48,000           2,471
Lockheed Martin Corp.                                  25,910           1,579
Northrop Grumman Corp.                                 23,530           1,290
Park-Ohio Holdings Corp. (AE)                          12,397             175
Pulte Homes, Inc.                                      14,200           1,015
Sandvik AB ADR (N)                                      6,520             254
United Technologies Corp.                              33,710           3,429
Varian Semiconductor Equipment Associates, Inc.
   (AE)                                                 4,725             176
                                                                 ------------
                                                                       19,896
                                                                 ------------

Technology - 5.0%
Analog Devices, Inc.                                   10,110             345
BEI Technologies, Inc.                                  9,340             215
Citrix Systems, Inc. (AE)                              34,700             781
Filenet Corp. (AE)                                     10,860             288
General Dynamics Corp.                                 20,000           2,101
Hewlett-Packard Co.                                    86,900           1,779
Intel Corp.                                            92,700           2,180
International Business Machines Corp.                  26,420           2,018
Internet Security Systems, Inc. (AE)                   14,192             276

 164  Select Value Fund

FRANK RUSSELL INVESTMENT COMPANY
SELECT VALUE FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
InterVoice, Inc. (AE)                                  24,024             258
IXYS Corp. (AE)                                        28,430             289
JDA Software Group, Inc. (AE)                          20,271             208
Mantech International Corp. Class A (AE)(N)            18,702             450
Mentor Graphics Corp. (AE)                             19,039             170
Motorola, Inc.                                         25,400             390
National Semiconductor Corp.                           25,200             481
QLogic Corp. (AE)                                      18,100             602
Seagate Technology                                     97,800           1,719
Sybase, Inc. (AE)                                      12,245             232
Symantec Corp. (AE)                                    44,600             838
Tellabs, Inc. (AE)                                    106,700             828
Texas Instruments, Inc.                                21,600             539
Titan Corp. (AE)                                       24,875             447
                                                                 ------------
                                                                       17,434
                                                                 ------------
Utilities - 8.2%
Alltel Corp.                                           18,300           1,042
America Movil SA de CV ADR Class L                     27,800           1,380
BellSouth Corp.                                        33,900             898
Cinergy Corp.                                           6,720             266
Citizens Communications Co.                            62,300             794
Comcast Corp. Special Class A (AE)                      2,310              73
Constellation Energy Group, Inc.                       12,200             641
Dominion Resources, Inc.                               23,590           1,779
Duke Energy Corp.                                      51,700           1,509
Edison International                                   11,600             421
Energy East Corp.                                      10,000             260
Entergy Corp.                                           5,120             375
Exelon Corp.                                           27,800           1,376
FPL Group, Inc.                                         4,000             163
Northeast Utilities                                    13,600             249
Oneok, Inc.                                            34,935           1,008
PPL Corp.                                              21,010           1,140
Progress Energy, Inc.                                   1,300              --
Public Service Enterprise Group, Inc. (N)               6,460             375
SBC Communications, Inc.                               73,500           1,749
Sierra Pacific Resources (AE)(N)                       43,694             473
Sprint Corp.                                          281,950           6,276
TXU Corp.                                               8,840             758
Verizon Communications, Inc.                          122,380           4,381
Vodafone Group PLC ADR (N)                             41,393           1,082
                                                                 ------------
                                                                       28,468
                                                                 ------------

TOTAL COMMON STOCKS
(cost $292,505)                                                       325,174
                                                                 ------------

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------

SHORT-TERM INVESTMENTS - 5.7%
Frank Russell Investment Company Money Market
   Fund                                            18,608,000          18,608
United States Treasury Bill (c)(z)(sec.)
   2.755% due 06/09/05                                  1,100           1,097
                                                                 ------------

TOTAL SHORT-TERM INVESTMENTS
(cost $19,705)                                                         19,705
                                                                 ------------

OTHER SECURITIES - 4.9%
Frank Russell Investment Company Money Market
   Fund (X)                                         4,116,596           4,117
State Street Securities Lending Quality Trust
   (X)                                             12,970,070          12,970
                                                                 ------------

TOTAL OTHER SECURITIES
(cost $17,087)                                                         17,087
                                                                 ------------

TOTAL INVESTMENTS - 104.6%
(identified cost $329,297)                                            361,966

OTHER ASSETS AND LIABILITIES,
NET - (4.6%)                                                          (15,926)
                                                                 ------------

NET ASSETS - 100.0%                                                   346,040
                                                                 ============

  See accompanying notes which are an integral part of the financial statements.

                                                          Select Value Fund  165

FRANK RUSSELL INVESTMENT COMPANY
SELECT VALUE FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2005 (UNAUDITED)

Amounts in thousands

FUTURES CONTRACTS
                                                                   UNREALIZED
                                                   NOTIONAL       APPRECIATION
                                                    AMOUNT       (DEPRECIATION)
(NUMBER OF CONTRACTS)                                 $                $
-------------------------------------------------------------------------------
Long Positions
Russell 1000 Value Index
   expiration date 06/05 (27)                           8,657             (345)

S&P 500 E-Mini Index
   expiration date 06/05 (100)                          5,793             (271)

S&P 500 Index
   expiration date 06/05 (21)                           6,082             (111)
                                                                  ------------

Total Unrealized Appreciation (Depreciation) on
   Open Futures Contracts                                                 (727)
                                                                  ============

                                                     % OF
                                                     NET
PORTFOLIO SUMMARY                                   ASSETS
-------------------------------------------------------------
Auto and Transportation                                   1.6
Consumer Discretionary                                   12.9
Consumer Staples                                          5.5
Financial Services                                       24.0
Health Care                                              10.4
Integrated Oils                                           5.3
Materials and Processing                                  8.3
Miscellaneous                                             3.6
Other Energy                                              3.4
Producer Durables                                         5.8
Technology                                                5.0
Utilities                                                 8.2
Short-Term Investments                                    5.7
Other Securities                                          4.9
                                                 ------------
Total Investments                                       104.6
Other Assets and Liabilities, Net                        (4.6)
                                                 ------------

Net Assets                                              100.0
                                                 ============
Futures Contracts                                         0.2

See accompanying notes which are an integral part of the financial statements.

 166  Select Value Fund

FRANK RUSSELL INVESTMENT COMPANY
RUSSELL FUNDS

NOTES TO SCHEDULES OF INVESTMENTS -- APRIL 30, 2005 (UNAUDITED)

--------------------------------------------------------------------------------
FOOTNOTES:

(AE)  Nonincome-producing security.
(I)   Forward commitment.
(E) Adjustable or floating rate security. Rate shown reflects rate in effect at period end. Variable Rate.
(f) Perpetual floating rate security. Rate shown reflects rate in effect at period end.
(o)   Real Estate Investment Trust (REIT).
(u)   Bond is insured by a guarantor.
(B)   Illiquid security.
(O)   In default.
(c)   At amortized cost, which approximates market.
(z)   Rate noted is yield-to-maturity from date of acquisition.
(ae) Pre-refunded: These bonds are collateralized by US Treasury securities, which are held in escrow by a trustee and used to pay principal and interest in the tax-exempt issue and to retire the bonds in full at the earliest refunding date. The rate noted is for descriptive purposes; effective yield may vary.
(S) All or a portion of the shares of this security are held as collateral in connection with futures contracts purchased (sold), options written, or swaps entered into by the Fund.
(x) The security is purchased with the cash collateral from the securities loaned.
(N)   All or a portion of the shares of this security are on loan.
(p) Restricted security. Security may have contractual restrictions on resale, may have been offered in a private placement transaction, and may not be registered under the Securities Act of 1933.

ABBREVIATIONS:

ADR - American Depositary Receipt
GDR - Global Depositary Receipt
ADS - American Depositary Share
CMO - Collateralized Mortgage Obligation
CVO - Contingent Value Obligation
GDS - Global Depositary Share
LIBOR - London Interbank Offered Rate
PIK - Payment in Kind
FDIC - Federal Deposit Insurance Company
REMIC - Real Estate Mortgage Investment Conduit
STRIP - Separate Trading of Registered Interest and Principal of Securities TBA - To Be Announced Security

FOREIGN CURRENCY ABBREVIATIONS:

   ARS - Argentine peso                    HKD - Hong Kong dollar                  PHP - Philippine peso
   AUD - Australian dollar                 HUF - Hungarian forint                  PKR - Pakistani rupee
   BRL - Brazilian real                    IDR - Indonesian rupiah                 PLN - Polish zloty
   CAD - Canadian dollar                   ILS - Israeli shekel                    RUB - Russian ruble
   CHF - Swiss franc                       INR - Indian rupee                      SEK - Swedish krona
   CLP - Chilean peso                      ITL - Italian lira                      SGD - Singapore dollar
   CNY - Chinese renminbi yuan             JPY - Japanese yen                      SKK - Slovakian koruna
   COP - Colombian peso                    KES - Kenyan schilling                  THB - Thai baht
   CRC - Costa Rica colon                  KRW - South Korean won                  TRY - Turkish lira
   CZK - Czech koruna                      MXN - Mexican peso                      TWD - Taiwanese dollar
   DKK - Danish krone                      MYR - Malaysian ringgit                 USD - United States dollar
   EGP - Egyptian pound                    NOK - Norwegian krone                   VEB - Venezuelan bolivar
   EUR - Euro                              NZD - New Zealand dollar                VND - Vietnam dong
   GBP - British pound sterling            PEN - Peruvian nouveau sol              ZAR - South African rand

                                          Notes to Schedules of Investments  167

FRANK RUSSELL INVESTMENT COMPANY
RUSSELL FUNDS

STATEMENT OF ASSETS AND LIABILITIES -- APRIL 30, 2005 (UNAUDITED)

                                                                          DIVERSIFIED EQUITY        SPECIAL GROWTH
AMOUNTS IN THOUSANDS                                                             FUND                    FUND
---------------------------------------------------------------------------------------------------------------------

ASSETS
Investments, at identified cost                                           $         2,220,279    $            908,282
---------------------------------------------------------------------------------------------------------------------
Investments, at market***                                                           2,441,928                 989,224
Cash                                                                                       --                      --
Foreign currency holdings*                                                                 --                      --
Unrealized appreciation on foreign currency exchange contracts                             --                      --
Receivables:
      Dividends and interest                                                            2,692                     377
      Dividends from affiliated money market funds                                        330                     129
      Investments sold                                                                 27,650                   8,219
      Fund shares sold                                                                  4,675                   2,669
      Foreign taxes recoverable                                                            --                      --
      From Advisor                                                                          7                       2
      Daily variation margin on futures contracts                                       2,096                     815
Prepaid expenses                                                                           69                      47
Unrealized appreciation on index swap contracts                                            --                      --
Interest rate swap contracts, at market value****                                          --                      --
                                                                          -------------------    --------------------
Total assets                                                                        2,479,447               1,001,482
                                                                          -------------------    --------------------

LIABILITIES
Payables:
      Due to custodian                                                                     --                      --
      Investments purchased                                                            23,317                   9,264
      Fund shares redeemed                                                                937                     417
      Accrued fees to affiliates                                                        2,043                   1,097
      Other accrued expenses                                                              190                      72
      Daily variation margin on futures contracts                                          --                      --
      Deferred tax liability                                                               --                      --
Unrealized depreciation on foreign currency exchange contracts                             --                      --
Options written, at market value**                                                         --                      --
Payable upon return of securities loaned                                               76,618                 136,195
Unrealized depreciation on index swap contracts                                            --                      --
Interest rate swap contracts, at market value****                                          --                      --
Unrealized depreciation on credit default swaps                                            --                      --
                                                                          -------------------    --------------------
Total liabilities                                                                     103,105                 147,045
                                                                          -------------------    --------------------

NET ASSETS                                                                $         2,376,342    $            854,437
                                                                          ===================    ====================
Net Assets Consist of:
Undistributed (overdistributed) net investment income                     $             1,129    $               (813)
Accumulated net realized gain (loss)                                                  (53,783)                 49,760
Unrealized appreciation (depreciation) on:
      Investments (International Securities Fund and Emerging Markets
       Fund - net of foreign capital gains taxes)                                     221,649                  80,942
      Futures contracts                                                                (6,052)                 (4,535)
      Options written                                                                      --                      --
      Credit default swaps                                                                 --                      --
      Index swap contracts                                                                 --                      --
      Interest rate swap contracts                                                         --                      --
      Foreign currency-related transactions                                                --                      --
Shares of beneficial interest                                                             574                     181
Additional paid-in capital                                                          2,212,825                 728,902
                                                                          -------------------    --------------------
NET ASSETS                                                                $         2,376,342    $            854,437
                                                                          ===================    ====================

See accompanying notes which are an integral part of the financial statements.

 168  Statement of Assets and Liabilities

    QUANTITATIVE EQUITY    INTERNATIONAL SECURITIES    EMERGING MARKETS      REAL ESTATE      SHORT DURATION
           FUND                      FUND                    FUND          SECURITIES FUND      BOND FUND
------------------------------------------------------------------------------------------------------------

      $    2,330,619            $    2,372,677          $      558,318     $    1,107,864     $    1,258,581
------------------------------------------------------------------------------------------------------------
           2,525,399                 2,625,437                 704,485          1,514,933          1,249,519
                  --                        --                      --                 --                 --
                  --                     9,229                   8,188                 --                 93
                  --                     3,013                     609                 --                 11
               2,713                     7,648                   1,929                748              6,608
                 203                       371                      81                 93                144
              41,643                    34,053                   2,408              3,844                 --
               4,826                     5,937                   1,703              2,484              3,006
                  --                       351                       4                 --                 --
                   7                         6                       1                  2                  4
               1,660                       261                      --                 --                 --
                  67                        42                       8                 51                 19
                  --                        --                      --                 --                 --
                  --                        --                      --                 --                 --
      --------------            --------------          --------------     --------------     --------------
           2,576,518                 2,686,348                 719,416          1,522,155          1,259,404
      --------------            --------------          --------------     --------------     --------------

                  --                        33                      --                 --                479
              47,530                    19,541                   6,697              3,046             48,038
                 822                       554                     236              1,227                484
               2,164                     2,168                     947              1,482                710
                 127                       198                     182                 88                100
                  --                        --                      61                 --                250
                  --                        --                   1,076                 --                 --
                  --                     6,709                     335                 --                 18
                  --                     2,898                   2,441                 --                  4
              48,179                   547,103                  12,684             97,692              1,601
                  --                       126                      --                 --                 --
                  --                        --                      --                 --                 17
                  --                        --                      --                 --                 --
      --------------            --------------          --------------     --------------     --------------
              98,822                   579,330                  24,659            103,535             51,701
      --------------            --------------          --------------     --------------     --------------

      $    2,477,696            $    2,107,018          $      694,757     $    1,418,620     $    1,207,703
      ==============            ==============          ==============     ==============     ==============
      $          725            $       (5,443)         $       (4,395)    $       (1,568)    $        2,559
              64,401                    27,232                 (20,572)            80,695             (3,211)
             194,780                   252,760                 145,090            407,069             (9,062)
              (3,338)                   (8,242)                   (641)                --             (1,390)
                  --                      (391)                 (1,470)                --                 (1)
                  --                        --                      --                 --                 --
                  --                      (126)                     --                 --                 --
                  --                        --                      --                 --                191
                  --                    (3,707)                    333                 --                 (8)
                 688                       353                     474                329                641
           2,220,440                 1,844,582                 575,938            932,095          1,217,984
      --------------            --------------          --------------     --------------     --------------
      $    2,477,696            $    2,107,018          $      694,757     $    1,418,620     $    1,207,703
      ==============            ==============          ==============     ==============     ==============

  See accompanying notes which are an integral part of the financial statements.
                                        Statement of Assets and Liabilities  169

FRANK RUSSELL INVESTMENT COMPANY
RUSSELL FUNDS

STATEMENT OF ASSETS AND LIABILITIES, CONTINUED -- APRIL 30, 2005 (UNAUDITED)

                                                                          DIVERSIFIED EQUITY        SPECIAL GROWTH
AMOUNTS IN THOUSANDS                                                             FUND                    FUND
---------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, offering and redemption price per share:
   Net asset value per share: Class C*****                                $             40.26    $              43.42
      Class C -- Net assets                                               $       112,133,158    $         49,715,285
      Class C -- Shares outstanding ($.01 par value)                                2,785,161               1,144,908
   Net asset value per share: Class E*****                                $             41.47    $              45.92
      Class E -- Net assets                                               $        48,082,105    $         32,905,481
      Class E -- Shares outstanding ($.01 par value)                                1,159,516                 716,609
   Net asset value per share: Class I*****                                $                --    $                 --
      Class I -- Net assets                                               $                --    $                 --
      Class I -- Shares outstanding ($.01 par value)                                       --                      --
   Net asset value per share: Class S*****                                $             41.46    $              47.42
      Class S -- Net assets                                               $     2,216,126,587    $        771,816,137
      Class S -- Shares outstanding ($.01 par value)                               53,446,328              16,276,133
---------------------------------------------------------------------------------------------------------------------
Amounts in thousands
*     Foreign currency holdings - cost                                    $                --    $                 --
**    Premiums received on options written                                $                --    $                 --
***   Securities on loan included in investments                          $            75,299    $            133,302
****  Interest rate swap contracts - premiums paid (received)             $                --    $                 --
***** Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.

See accompanying notes which are an integral part of the financial statements.

 170  Statement of Assets and Liabilities

    QUANTITATIVE EQUITY    INTERNATIONAL SECURITIES    EMERGING MARKETS      REAL ESTATE      SHORT DURATION
           FUND                      FUND                    FUND          SECURITIES FUND      BOND FUND
------------------------------------------------------------------------------------------------------------
      $        35.10            $        57.44          $        14.23     $        42.36     $        18.80
      $  114,906,575            $  102,736,208          $   26,390,545     $   72,146,383     $   33,083,980
           3,273,971                 1,788,564               1,854,794          1,703,254          1,759,909
      $        35.96            $        59.34          $        14.67     $        42.85     $        18.87
      $   51,101,931            $   40,758,666          $   15,496,920     $   34,604,739     $   23,959,819
           1,420,986                   686,817               1,056,644            807,629          1,269,999
      $           --            $           --          $           --     $           --     $           --
      $           --            $           --          $           --     $           --     $           --
                  --                        --                      --                 --                 --
      $        36.06            $        59.90          $        14.67     $        43.22     $        18.84
      $2,311,687,710            $1,963,523,398          $  652,869,070     $1,311,868,725     $1,150,659,181
          64,107,789                32,780,544              44,509,395         30,350,884         61,076,326
------------------------------------------------------------------------------------------------------------

      $           --            $        9,147          $        8,143     $           --     $           95
      $           --            $        2,507          $          971     $           --     $            3
      $       46,895            $      519,864          $       12,475     $       96,851     $        1,561
      $           --            $           --          $           --     $           --     $         (208)

  See accompanying notes which are an integral part of the financial statements.

                                        Statement of Assets and Liabilities  171

FRANK RUSSELL INVESTMENT COMPANY
RUSSELL FUNDS

STATEMENT OF ASSETS AND LIABILITIES, CONTINUED -- APRIL 30, 2005 (UNAUDITED)

                                                                           DIVERSIFIED BOND       MULTISTRATEGY BOND
AMOUNTS IN THOUSANDS                                                             FUND                    FUND
---------------------------------------------------------------------------------------------------------------------

ASSETS
Investments, at identified cost                                           $         1,868,683    $          2,322,791
---------------------------------------------------------------------------------------------------------------------
Investments, at market***                                                           1,874,449               2,339,811
Cash                                                                                       12                     944
Foreign currency holdings*                                                                228                     590
Unrealized appreciation on foreign currency exchange contracts                            628                     748
Receivables:
      Dividends and interest                                                           10,992                  11,728
      Dividends from affiliated money market funds                                        432                     516
      Investments sold                                                                 77,398                 162,181
      Fund shares sold                                                                  2,550                   3,134
      Foreign taxes recoverable                                                            --                      --
      From Advisor                                                                          8                       7
      Daily variation margin on futures contracts                                           4                     186
Prepaid expenses                                                                           94                      72
Unrealized appreciation on index swap contracts                                            --                      58
Interest rate swap contracts, at market value****                                          37                     302
                                                                          -------------------    --------------------
Total assets                                                                        1,966,832               2,520,277
                                                                          -------------------    --------------------

LIABILITIES
Payables:
      Due to custodian                                                                     --                      --
      Investments purchased                                                           371,639                 475,147
      Fund shares redeemed                                                                730                     821
      Accrued fees to affiliates                                                          868                   1,186
      Other accrued expenses                                                               93                      94
      Daily variation margin on futures contracts                                         386                     499
      Deferred tax liability                                                               --                      --
Unrealized depreciation on foreign currency exchange contracts                            117                     208
Options written, at market value**                                                         72                      43
Payable upon return of securities loaned                                               93,540                 396,635
Unrealized depreciation on index swap contracts                                            --                     482
Interest rate swap contracts, at market value****                                          17                      --
Unrealized depreciation on credit default swaps                                             8                      --
                                                                          -------------------    --------------------
Total liabilities                                                                     467,470                 875,115
                                                                          -------------------    --------------------

NET ASSETS                                                                $         1,499,362    $          1,645,162
                                                                          ===================    ====================
Net Assets Consist of:
Undistributed (overdistributed) net investment income                     $             4,147    $              4,874
Accumulated net realized gain (loss)                                                      563                   3,048
Unrealized appreciation (depreciation) on:
      Investments (International Securities Fund and Emerging Markets
       Fund - net of foreign capital gains taxes)                                       5,766                  17,020
      Futures contracts                                                                  (353)                  1,056
      Options written                                                                      91                     189
      Credit default swap contracts                                                        (8)                     --
      Index swap contracts                                                                 --                      58
      Interest rate swap contracts                                                         (2)                   (181)
      Foreign currency-related transactions                                               519                     454
Shares of beneficial interest                                                             631                   1,568
Additional paid-in capital                                                          1,488,008               1,617,076
                                                                          -------------------    --------------------
NET ASSETS                                                                $         1,499,362    $          1,645,162
                                                                          ===================    ====================

See accompanying notes which are an integral part of the financial statements.

 172  Statement of Assets and Liabilities

      TAX EXEMPT       TAX-MANAGED      TAX-MANAGED MID &    SELECT GROWTH      SELECT VALUE
      BOND FUND       LARGE CAP FUND     SMALL CAP FUND           FUND              FUND
---------------------------------------------------------------------------------------------

    $      226,568    $      310,590     $      146,770      $      168,678    $      329,297
---------------------------------------------------------------------------------------------
           231,462           385,774            160,649             173,841           361,966
                --                40                 --                  --                11
                --                --                 --                  --                --
                --                --                 --                  --                --
             3,024               425                 56                  70               432
                18                40                 25                  25                40
                --             1,286                549               2,038             4,567
               754               365                217                 378               655
                --                --                 --                  --                --
                --                --                 19                  48                --
                --               222                119                 149               273
                24                23                 18                   9                 4
                --                --                 --                  --                --
                --                --                 --                  --                --
    --------------    --------------     --------------      --------------    --------------
           235,282           388,175            161,652             176,558           367,948
    --------------    --------------     --------------      --------------    --------------

                --                --                 --                   7                --
               599             2,811              1,001               1,898             4,290
                55                39                 15                  24               106
               111               352                171                 147               382
                24                25                 33                  51                43
                --                --                 --                  --                --
                --                --                 --                  --                --
                --                --                 --                  --                --
                --                --                 --                  --                --
                --             2,631             20,584               8,006            17,087
                --                --                 --                  --                --
                --                --                 --                  --                --
                --                --                 --                  --                --
    --------------    --------------     --------------      --------------    --------------
               789             5,858             21,804              10,133            21,908
    --------------    --------------     --------------      --------------    --------------

    $      234,493    $      382,317     $      139,848      $      166,425    $      346,040
    ==============    ==============     ==============      ==============    ==============
    $          656    $          550     $          (53)     $          167    $          309
            (1,227)         (101,565)           (13,916)            (20,603)           (4,510)
             4,894            75,184             13,879               5,163            32,669
                --              (748)              (833)               (492)             (727)
                --                --                 --                  --                --
                --                --                 --                  --                --
                --                --                 --                  --                --
                --                --                 --                  --                --
                --                --                 --                  --                --
               107               222                129                 232               319
           230,063           408,674            140,642             181,958           317,980
    --------------    --------------     --------------      --------------    --------------
    $      234,493    $      382,317     $      139,848      $      166,425    $      346,040
    ==============    ==============     ==============      ==============    ==============

  See accompanying notes which are an integral part of the financial statements.

                                        Statement of Assets and Liabilities  173

FRANK RUSSELL INVESTMENT COMPANY
RUSSELL FUNDS

STATEMENT OF ASSETS AND LIABILITIES, CONTINUED -- APRIL 30, 2005 (UNAUDITED)

                                                                           DIVERSIFIED BOND       MULTISTRATEGY BOND
AMOUNTS IN THOUSANDS                                                             FUND                    FUND
---------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, offering and redemption price per share:
   Net asset value per share: Class C*****                                $             24.23    $              10.47
      Class C -- Net assets                                               $        50,911,319    $         63,511,126
      Class C -- Shares outstanding ($.01 par value)                                2,101,469               6,063,767
   Net asset value per share: Class E*****                                $             24.30    $              10.48
      Class E -- Net assets                                               $        47,994,942    $         35,621,806
      Class E -- Shares outstanding ($.01 par value)                                1,974,776               3,397,418
   Net asset value per share: Class I*****                                $                --    $                 --
      Class I -- Net assets                                               $                --    $                 --
      Class I -- Shares outstanding ($.01 par value)                                       --                      --
   Net asset value per share: Class S*****                                $             23.72    $              10.49
      Class S -- Net assets                                               $     1,400,463,247    $      1,546,028,989
      Class S -- Shares outstanding ($.01 par value)                               59,045,428             147,324,088
---------------------------------------------------------------------------------------------------------------------
Amounts in thousands
*     Foreign currency holdings - cost                                    $               229    $                591
**    Premiums received on options written                                $               163    $                232
***   Securities on loan included in investments                          $            91,432    $            387,916
****  Interest rate swap contracts - premiums paid (received)             $                22    $                  1
***** Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.

See accompanying notes which are an integral part of the financial statements.

 174  Statement of Assets and Liabilities

      TAX EXEMPT       TAX-MANAGED          TAX-MANAGED         SELECT GROWTH      SELECT VALUE
      BOND FUND       LARGE CAP FUND    MID & SMALL CAP FUND         FUND              FUND
------------------------------------------------------------------------------------------------
    $        21.80    $        16.87       $        10.32       $         6.82    $        10.68
    $   11,597,585    $   15,389,555       $    7,574,853       $    7,639,936    $   20,119,259
           532,115           912,267              734,348            1,120,531         1,883,892
    $        21.86    $        17.20       $        10.75       $         7.08    $        10.83
    $    7,485,652    $    7,053,730       $    1,275,323       $    5,987,861    $   10,079,910
           342,398           410,213              118,599              846,299           930,663
    $           --    $           --       $           --       $         7.20    $        10.86
    $           --    $           --       $           --       $   91,719,735    $  121,079,757
                --                --                   --           12,746,214        11,151,085
    $        21.84    $        17.25       $        10.86       $         7.16    $        10.84
    $  215,410,075    $  359,874,046       $  130,997,595       $   61,077,027    $  194,760,930
         9,864,936        20,868,233           12,059,571            8,527,888        17,971,997
------------------------------------------------------------------------------------------------

    $           --    $           --       $           --       $           --    $           --
    $           --    $           --       $           --       $           --    $           --
    $           --    $        2,571       $       20,114       $        7,731    $       16,798
    $           --    $           --       $           --       $           --    $           --

  See accompanying notes which are an integral part of the financial statements.

                                        Statement of Assets and Liabilities  175

FRANK RUSSELL INVESTMENT COMPANY
RUSSELL FUNDS

STATEMENT OF OPERATIONS -- FOR THE PERIOD ENDED APRIL 30, 2005 (UNAUDITED)

                                                                          DIVERSIFIED EQUITY        SPECIAL GROWTH
AMOUNTS IN THOUSANDS                                                             FUND                    FUND
---------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
      Dividends                                                           $            20,346    $              4,102
      Dividends from affiliated money market funds                                      1,328                     563
      Interest                                                                            163                      40
      Securities lending income                                                            59                     182
      Less foreign taxes withheld                                                          --                      --
                                                                          -------------------    --------------------
Total investment income                                                                21,896                   4,887
                                                                          -------------------    --------------------

EXPENSES
      Advisory fees                                                                     8,299                   3,859
      Administrative fees                                                                 569                     214
      Custodian fees                                                                      300                     222
      Distribution fees - Class C                                                         401                     191
      Transfer agent fees                                                                 797                     919
      Transfer agent fees - Class C                                                        --                      --
      Transfer agent fees - Class E                                                        --                      --
      Transfer agent fees - Class I                                                        --                      --
      Transfer agent fees - Class S                                                        --                      --
      Professional fees                                                                    56                      31
      Registration fees                                                                    68                      38
      Shareholder servicing fees - Class C                                                134                      63
      Shareholder servicing fees - Class E                                                 60                      43
      Trustees' fees                                                                       27                      10
      Printing fees                                                                        48                      19
      LifePoints funds fees                                                               870                     194
      Miscellaneous                                                                        20                       9
                                                                          -------------------    --------------------
      Expenses before reductions                                                       11,649                   5,812
      Expense reductions                                                                 (144)                   (112)
                                                                          -------------------    --------------------
Net expenses                                                                           11,505                   5,700
                                                                          -------------------    --------------------
Net investment income (loss)                                                           10,391                    (813)
                                                                          -------------------    --------------------

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
      Investments (International Securities Fund and Emerging Markets
       Fund - net of foreign capital gains taxes)                                      68,910                  50,252
      Futures contracts                                                                10,880                   5,340
      Options written                                                                      --                      --
      Credit default swaps                                                                 --                      --
      Index swap contracts                                                                 --                      --
      Interest rate swap contracts                                                         --                      --
      Short sales                                                                          --                      --
      Foreign currency-related transactions                                                --                      --
                                                                          -------------------    --------------------
Net realized gain (loss)                                                               79,790                  55,592
                                                                          -------------------    --------------------
Net change in unrealized appreciation (depreciation) on:
      Investments (International Securities Fund and Emerging Markets
       Fund - net of deferred tax liability for foreign capital gains
       taxes)                                                                          14,680                 (44,008)
      Futures contracts                                                                (8,554)                 (5,763)
      Options written                                                                      --                      --
      Credit default swaps                                                                 --                      --
      Index swap contracts                                                                 --                      --
      Interest rate swap contracts                                                         --                      --
      Foreign currency-related transactions                                                --                      --
                                                                          -------------------    --------------------
Net change in unrealized appreciation (depreciation)                                    6,126                 (49,771)
                                                                          -------------------    --------------------
Net realized and unrealized gain (loss)                                                85,916                   5,821
                                                                          -------------------    --------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS                     $            96,307    $              5,008
                                                                          ===================    ====================

See accompanying notes which are an integral part of the financial statements.

 176  Statement of Operations

    QUANTITATIVE EQUITY    INTERNATIONAL SECURITIES    EMERGING MARKETS      REAL ESTATE      SHORT DURATION
           FUND                      FUND                    FUND          SECURITIES FUND      BOND FUND
------------------------------------------------------------------------------------------------------------
       $      23,782            $       25,574         $          9,576    $       20,775      $         48
               1,018                     1,518                      397               432               950
                  78                        --                        7                --            17,315
                  40                       706                       14                33                 3
                  --                    (2,845)                    (953)               --                --
       -------------            --------------         ----------------    --------------      ------------
              24,918                    24,953                    9,041            21,240            18,316
       -------------            --------------         ----------------    --------------      ------------

               8,717                     9,036                    3,871             5,316             2,697
                 598                       502                      168               332               300
                 286                     1,038                      768               148               160
                 413                       359                       95               248               129
                 871                       815                      821             1,080               235
                  --                        --                       --                --                --
                  --                        --                       --                --                --
                  --                        --                       --                --                --
                  --                        --                       --                --                --
                  51                        66                       44                36                37
                  69                       116                       84                39                49
                 138                       120                       32                83                43
                  64                        53                       20                41                29
                  28                        23                        8                16                15
                  23                        19                       15                17                13
                 878                       782                      144               247               382
                  22                        17                        8                33                12
       -------------            --------------         ----------------    --------------      ------------
              12,158                    12,946                    6,078             7,636             4,101
                 (75)                     (288)                    (160)              (47)              (21)
       -------------            --------------         ----------------    --------------      ------------
              12,083                    12,658                    5,918             7,589             4,080
       -------------            --------------         ----------------    --------------      ------------
              12,835                    12,295                    3,123            13,651            14,236
       -------------            --------------         ----------------    --------------      ------------

             103,598                   103,262                   50,827            58,712            (1,500)
               9,518                    13,568                    1,272                --              (985)
                  --                     1,348                    1,433                --                --
                  --                        --                       --                --                --
                  --                      (352)                      --                --                --
                  --                        --                       --                --              (387)
                  --                        --                       --                --                --
                  --                     9,077                    2,748                --                (6)
       -------------            --------------         ----------------    --------------      ------------
             113,116                   126,903                   56,280            58,712            (2,878)
       -------------            --------------         ----------------    --------------      ------------

             (55,226)                    2,980                   28,061            31,385            (9,862)
              (5,252)                   (7,562)                    (910)               --            (1,721)
                  --                      (269)                  (1,269)               --               (12)
                  --                        --                       --                --                --
                  --                      (126)                      --                --                --
                  --                        --                       --                --              (302)
                  --                    (8,634)                    (477)               --                 6
       -------------            --------------         ----------------    --------------      ------------
             (60,478)                  (13,611)                  25,405            31,385           (11,891)
       -------------            --------------         ----------------    --------------      ------------
              52,638                   113,292                   81,685            90,097           (14,769)
       -------------            --------------         ----------------    --------------      ------------
       $      65,473            $      125,587         $         84,808    $      103,748      $       (533)
       =============            ==============         ================    ==============      ============

  See accompanying notes which are an integral part of the financial statements.

                                                    Statement of Operations  177

FRANK RUSSELL INVESTMENT COMPANY
RUSSELL FUNDS

STATEMENT OF OPERATIONS -- FOR THE PERIOD ENDED APRIL 30, 2005 (UNAUDITED)

                                                                           DIVERSIFIED BOND       MULTISTRATEGY BOND
AMOUNTS IN THOUSANDS                                                             FUND                    FUND
---------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
      Dividends                                                           $                47    $                143
      Dividends from affiliated money market funds                                      2,203                   2,746
      Interest                                                                         24,451                  26,819
      Securities lending income                                                            59                     132
      Less foreign taxes withheld                                                          --                      --
                                                                          -------------------    --------------------
Total investment income                                                                26,760                  29,840
                                                                          -------------------    --------------------

EXPENSES
      Advisory fees                                                                     2,809                   4,518
      Administrative fees                                                                 351                     377
      Custodian fees                                                                      268                     280
      Distribution fees - Class C                                                         178                     219
      Transfer agent fees                                                                 376                     492
      Transfer agent fees - Class C                                                        --                      --
      Transfer agent fees - Class E                                                        --                      --
      Transfer agent fees - Class I                                                        --                      --
      Transfer agent fees - Class S                                                        --                      --
      Professional fees                                                                    44                      39
      Registration fees                                                                    57                      69
      Shareholder servicing fees - Class C                                                 60                      73
      Shareholder servicing fees - Class E                                                 57                      41
      Trustees' fees                                                                       17                      17
      Printing fees                                                                        14                      14
      LifePoints funds fees                                                               566                     608
      Miscellaneous                                                                        14                      13
                                                                          -------------------    --------------------
      Expenses before reductions                                                        4,811                   6,760
      Expense reductions                                                                  (25)                    (33)
                                                                          -------------------    --------------------
Net expenses                                                                            4,786                   6,727
                                                                          -------------------    --------------------
Net investment income (loss)                                                           21,974                  23,113
                                                                          -------------------    --------------------

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
      Investments (International Securities Fund and Emerging Markets
       Fund - net of foreign capital gains taxes)                                       2,037                   4,188
      Futures contracts                                                                   378                     435
      Options written                                                                     253                     469
      Credit default swaps                                                                 --                      --
      Index swap contracts                                                                 --                     116
      Interest rate swap contracts                                                        119                     618
      Short sales                                                                          --                      --
      Foreign currency-related transactions                                              (404)                 (1,396)
                                                                          -------------------    --------------------
Net realized gain (loss)                                                                2,383                   4,430
                                                                          -------------------    --------------------
Net change in unrealized appreciation (depreciation) on:
      Investments (International Securities Fund and Emerging Markets
       Fund - net of deferred tax liability for foreign capital gains
       taxes)                                                                         (13,364)                 (9,838)
      Futures contracts                                                                (1,774)                   (478)
      Options written                                                                      19                      57
      Credit default swaps                                                                 (8)                     --
      Index swap contracts                                                                 --                    (106)
      Interest rate swap contracts                                                        152                    (191)
      Foreign currency-related transactions                                               770                   1,087
                                                                          -------------------    --------------------
Net change in unrealized appreciation (depreciation)                                  (14,205)                 (9,469)
                                                                          -------------------    --------------------
Net realized and unrealized gain (loss)                                               (11,822)                 (5,039)
                                                                          -------------------    --------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS                     $            10,152    $             18,074
                                                                          ===================    ====================

See accompanying notes which are an integral part of the financial statements.

 178  Statement of Operations

     TAX EXEMPT       TAX-MANAGED      TAX-MANAGED MID &    SELECT GROWTH     SELECT VALUE
      BOND FUND      LARGE CAP FUND     SMALL CAP FUND           FUND             FUND
------------------------------------------------------------------------------------------
    $          --    $        4,222    $            654     $          788    $      3,308
               94               228                 132                104             189
            4,140                17                  32                 10              16
               --                 1                  23                 10              13
               --                --                  --                 --              --
    -------------    --------------    ----------------     --------------    ------------
            4,234             4,468                 841                912           3,526
    -------------    --------------    ----------------     --------------    ------------

              326             1,344                 700                596           1,163
               54                96                  36                 37              83
               53                77                  70                 75              93
               42                56                  28                 26              72
               57               105                  87                 --              --
               --                --                  --                  9              34
               --                --                  --                  4              10
               --                --                  --                 25              29
               --                --                  --                 40             231
               18                20                  15                 18              30
               20                23                  16                 28              32
               14                19                   9                  9              24
                9                 8                   2                  7              13
                3                 5                   2                  2               4
                2                 5                   3                  1               6
               --                37                  11                 --              --
                2                 4                   1                 --               3
    -------------    --------------    ----------------     --------------    ------------
              600             1,799                 980                877           1,827
               (4)              (34)                (86)              (132)           (133)
    -------------    --------------    ----------------     --------------    ------------
              596             1,765                 894                745           1,694
    -------------    --------------    ----------------     --------------    ------------
            3,638             2,703                 (53)               167           1,832
    -------------    --------------    ----------------     --------------    ------------

               89             7,334               3,241              5,039          12,225
               --             1,533                 809                552           1,689
               --                --                  --                 --              --
               --                --                  --                 --              --
               --                --                  --                 --              --
               --                --                  --                 --              --
               --                --                  --                 --              --
               --                --                  --                 --              --
    -------------    --------------    ----------------     --------------    ------------
               89             8,867               4,050              5,591          13,914
    -------------    --------------    ----------------     --------------    ------------

           (2,612)           (1,810)               (716)            (6,809)          2,452
               --              (918)             (1,037)              (713)           (898)
               --                --                  --                 --              --
               --                --                  --                 --              --
               --                --                  --                 --              --
               --                --                  --                 --              --
               --                --                  --                 --              --
    -------------    --------------    ----------------     --------------    ------------
           (2,612)           (2,728)             (1,753)            (7,522)          1,554
    -------------    --------------    ----------------     --------------    ------------
           (2,523)            6,139               2,297             (1,931)         15,468
    -------------    --------------    ----------------     --------------    ------------
    $       1,115    $        8,842    $          2,244     $       (1,764)   $     17,300
    =============    ==============    ================     ==============    ============

  See accompanying notes which are an integral part of the financial statements.

                                                    Statement of Operations  179

FRANK RUSSELL INVESTMENT COMPANY
RUSSELL FUNDS

STATEMENT OF CHANGES IN NET ASSETS

                                                   DIVERSIFIED EQUITY                     SPECIAL GROWTH
                                                          FUND                                 FUND
                                            --------------------------------    -----------------------------------
                                              SIX MONTHS       FISCAL YEAR        SIX MONTHS         FISCAL YEAR
                                                ENDED             ENDED             ENDED               ENDED
                                            APRIL 30, 2005     OCTOBER 31,      APRIL 30, 2005       OCTOBER 31,
AMOUNTS IN THOUSANDS                         (UNAUDITED)           2004          (UNAUDITED)            2004
-------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
      Net investment income (loss)          $       10,391    $        9,268    $         (813)   $          (1,566)
      Net realized gain (loss)                      79,790           111,848            55,592               82,068
      Net change in unrealized
         appreciation (depreciation)                 6,126             5,936           (49,771)             (19,814)
                                            --------------    --------------    --------------    -----------------
Net increase (decrease) in net assets
   from operations                                  96,307           127,052             5,008               60,688
                                            --------------    --------------    --------------    -----------------

DISTRIBUTIONS
      From net investment income
         Class C                                      (101)               --                --                   --
         Class E                                      (159)             (101)               --                   --
         Class I                                        --                --                --                   --
         Class S                                    (9,623)           (9,386)               --                   --
      From net realized gain
         Class C                                        --                --            (6,286)              (1,069)
         Class E                                        --                --            (4,121)                (460)
         Class I                                        --                --                --                   --
         Class S                                        --                --           (86,903)             (16,646)
                                            --------------    --------------    --------------    -----------------
Net decrease in net assets from
   distributions                                    (9,883)           (9,487)          (97,310)             (18,175)
                                            --------------    --------------    --------------    -----------------

SHARE TRANSACTIONS
      Net increase (decrease) in net
         assets from share transactions            206,259           422,431           159,940               60,095
                                            --------------    --------------    --------------    -----------------

TOTAL NET INCREASE (DECREASE) IN NET
   ASSETS                                          292,683           539,996            67,638              102,608

NET ASSETS
      Beginning of period                        2,083,659         1,543,663           786,799              684,191
                                            --------------    --------------    --------------    -----------------

      End of period                         $    2,376,342    $    2,083,659    $      854,437    $         786,799
                                            ==============    ==============    ==============    =================

      Undistributed (overdistributed)
         net investment income included
         in net assets                      $        1,129    $          621    $         (813)   $              --

See accompanying notes which are an integral part of the financial statements.

 180  Statement of Changes in Net Assets

         QUANTITATIVE EQUITY            INTERNATIONAL SECURITIES             EMERGING MARKETS
                 FUND                             FUND                             FUND
    ------------------------------   ------------------------------   ------------------------------
      SIX MONTHS      FISCAL YEAR      SIX MONTHS      FISCAL YEAR      SIX MONTHS      FISCAL YEAR
        ENDED            ENDED           ENDED            ENDED           ENDED            ENDED
    APRIL 30, 2005    OCTOBER 31,    APRIL 30, 2005    OCTOBER 31,    APRIL 30, 2005    OCTOBER 31,
     (UNAUDITED)         2004         (UNAUDITED)         2004         (UNAUDITED)         2004
----------------------------------------------------------------------------------------------------

    $      12,835    $      11,855   $      12,295    $      14,542   $       3,123    $       4,745
          113,116          125,222         126,903          111,751          56,280           69,315
          (60,478)          11,187         (13,611)          87,348          25,405           19,464
    -------------    -------------   -------------    -------------   -------------    -------------
           65,473          148,264         125,587          213,641          84,808           93,524
    -------------    -------------   -------------    -------------   -------------    -------------

             (209)              --            (820)            (769)            (73)            (309)
             (222)            (176)           (605)            (530)           (134)            (262)
               --               --              --               --              --               --
          (12,387)         (11,810)        (29,701)         (26,815)         (6,429)         (11,244)
               --               --              --               --              --               --
               --               --              --               --              --               --
               --               --              --               --              --               --
               --               --              --               --              --               --
    -------------    -------------   -------------    -------------   -------------    -------------
          (12,818)         (11,986)        (31,126)         (28,114)         (6,636)         (11,815)
    -------------    -------------   -------------    -------------   -------------    -------------

          221,301          409,483         219,789          285,993          32,323           94,089
    -------------    -------------   -------------    -------------   -------------    -------------

          273,956          545,761         314,250          471,520         110,495          175,798

        2,203,740        1,657,979       1,792,768        1,321,248         584,262          408,464
    -------------    -------------   -------------    -------------   -------------    -------------

    $   2,477,696    $   2,203,740   $   2,107,018    $   1,792,768   $     694,757    $     584,262
    =============    =============   =============    =============   =============    =============

    $         725    $         708   $      (5,443)   $      13,388   $      (4,395)   $        (882)

         REAL ESTATE SECURITIES            SHORT DURATION BOND
                  FUND                             FUND
     ------------------------------   ------------------------------
       SIX MONTHS      FISCAL YEAR      SIX MONTHS      FISCAL YEAR
         ENDED            ENDED           ENDED            ENDED
     APRIL 30, 2005    OCTOBER 31,    APRIL 30, 2005    OCTOBER 31,
      (UNAUDITED)         2004         (UNAUDITED)         2004
---
     $      13,651    $      23,181   $      14,236    $      21,573
            58,712          108,208          (2,878)           1,882
            31,385          170,285         (11,891)          (1,952)
     -------------    -------------   -------------    -------------
           103,748          301,674            (533)          21,503
     -------------    -------------   -------------    -------------
              (447)          (1,500)           (233)            (323)
              (332)            (831)           (239)            (359)
                --               --              --               --
           (14,055)         (39,826)        (13,096)         (19,418)
            (5,310)              (7)            (24)              --
            (2,607)              (4)            (16)              --
                --               --              --               --
           (98,198)            (175)           (767)              --
     -------------    -------------   -------------    -------------
          (120,949)         (42,343)        (14,375)         (20,100)
     -------------    -------------   -------------    -------------
           173,783          122,824          25,671          175,555
     -------------    -------------   -------------    -------------
           156,582          382,155          10,763          176,958
         1,262,038          879,883       1,196,940        1,019,982
     -------------    -------------   -------------    -------------
     $   1,418,620    $   1,262,038   $   1,207,703    $   1,196,940
     =============    =============   =============    =============
     $      (1,568)   $        (385)  $       2,559    $       1,891

  See accompanying notes which are an integral part of the financial statements.

                                         Statement of Changes in Net Assets  181

FRANK RUSSELL INVESTMENT COMPANY
RUSSELL FUNDS

STATEMENT OF CHANGES IN NET ASSETS

                                                    DIVERSIFIED BOND                    MULTISTRATEGY BOND
                                                          FUND                                 FUND
                                            --------------------------------    -----------------------------------
                                              SIX MONTHS       FISCAL YEAR        SIX MONTHS         FISCAL YEAR
                                                ENDED             ENDED             ENDED               ENDED
                                            APRIL 30, 2005     OCTOBER 31,      APRIL 30, 2005       OCTOBER 31,
AMOUNTS IN THOUSANDS                         (UNAUDITED)           2004          (UNAUDITED)            2004
-------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
      Net investment income (loss)          $       21,974    $       31,532    $       23,113    $          29,625
      Net realized gain (loss)                       2,383            21,908             4,430               24,425
      Net change in unrealized
         appreciation (depreciation)               (14,205)            7,044            (9,469)              10,982
                                            --------------    --------------    --------------    -----------------
Net increase (decrease) in net assets
   from operations                                  10,152            60,484            18,074               65,032
                                            --------------    --------------    --------------    -----------------

DISTRIBUTIONS
      From net investment income
         Class C                                      (467)             (696)             (538)                (976)
         Class E                                      (621)             (924)             (425)                (746)
         Class I                                        --                --                --                   --
         Class S                                   (19,775)          (29,740)          (19,941)             (34,171)
      From net realized gain
         Class C                                      (234)             (812)             (700)                (524)
         Class E                                      (231)             (761)             (403)                (301)
         Class I
         Class S                                    (6,573)          (22,429)          (16,986)             (12,913)
                                            --------------    --------------    --------------    -----------------
Net decrease in net assets from
  distributions                                    (27,901)          (55,362)          (38,993)             (49,631)
                                            --------------    --------------    --------------    -----------------

SHARE TRANSACTIONS
      Net increase (decrease) in net
         assets from share transactions            194,841           269,049           296,367              410,345
                                            --------------    --------------    --------------    -----------------

TOTAL NET INCREASE (DECREASE) IN NET
ASSETS                                             177,092           274,171           275,448              425,746

NET ASSETS
      Beginning of period                        1,322,270         1,048,099         1,369,714              943,968
                                            --------------    --------------    --------------    -----------------
      End of period                         $    1,499,362    $    1,322,270    $    1,645,162    $       1,369,714
                                            ==============    ==============    ==============    =================
      Undistributed (overdistributed)
         net investment income included
         in net assets                      $        4,147    $        3,036    $        4,874    $           2,665

See accompanying notes which are an integral part of the financial statements.

 182  Statement of Changes in Net Assets

              TAX EXEMPT                      TAX-MANAGED                   TAX-MANAGED MID &
              BOND FUND                      LARGE CAP FUND                   SMALL CAP FUND
    ------------------------------   ------------------------------   ------------------------------
      SIX MONTHS      FISCAL YEAR      SIX MONTHS      FISCAL YEAR      SIX MONTHS      FISCAL YEAR
        ENDED            ENDED           ENDED            ENDED           ENDED            ENDED
    APRIL 30, 2005    OCTOBER 31,    APRIL 30, 2005    OCTOBER 31,    APRIL 30, 2005    OCTOBER 31,
     (UNAUDITED)         2004         (UNAUDITED)         2004         (UNAUDITED)         2004
----------------------------------------------------------------------------------------------------

    $       3,638    $       6,089   $       2,703    $       2,023   $         (53)   $        (454)
               89             (357)          8,867            6,442           4,050           18,422
           (2,612)             596          (2,728)          27,366          (1,753)          (6,322)
    -------------    -------------   -------------    -------------   -------------    -------------
            1,115            6,328           8,842           35,831           2,244           11,646
    -------------    -------------   -------------    -------------   -------------    -------------

             (121)            (256)            (14)              --              --               --
             (101)            (202)            (55)             (17)             --               --
               --               --              --               --              --               --
           (3,160)          (5,538)         (3,707)          (1,649)             --               --
               --               --              --               --              --               --
               --               --              --               --              --               --
               --               --              --               --              --               --
               --               --              --               --              --               --
    -------------    -------------   -------------    -------------   -------------    -------------
           (3,382)          (5,996)         (3,776)          (1,666)             --               --
    -------------    -------------   -------------    -------------   -------------    -------------

           34,075           43,401          15,315            5,548           7,238            6,107
    -------------    -------------   -------------    -------------   -------------    -------------

           31,808           43,733          20,381           39,713           9,482           17,753

          202,685          158,952         361,936          322,223         130,366          112,613
    -------------    -------------   -------------    -------------   -------------    -------------
    $     234,493    $     202,685   $     382,317    $     361,936   $     139,848    $     130,366
    =============    =============   =============    =============   =============    =============
    $         656    $         400   $         550    $       1,623   $         (53)   $          --

             SELECT GROWTH                     SELECT VALUE
                  FUND                             FUND
     ------------------------------   ------------------------------
       SIX MONTHS      FISCAL YEAR      SIX MONTHS      FISCAL YEAR
         ENDED            ENDED           ENDED            ENDED
     APRIL 30, 2005    OCTOBER 31,    APRIL 30, 2005    OCTOBER 31,
      (UNAUDITED)         2004         (UNAUDITED)         2004
---
     $         167    $        (400)  $       1,832    $       2,091
             5,591            1,953          13,914           21,405
            (7,522)            (947)          1,554           10,251
     -------------    -------------   -------------    -------------
            (1,764)             606          17,300           33,747
     -------------    -------------   -------------    -------------
                --               --             (18)              (8)
                --               --             (42)             (45)
                --               --            (656)            (832)
                --               --            (962)          (1,175)
                --               --             (14)              --
                --               --              (8)              --
                --               --             (83)              --
                --               --            (145)              --
     -------------    -------------   -------------    -------------
                --               --          (1,928)          (2,060)
     -------------    -------------   -------------    -------------
            44,923           40,106          28,636           49,612
     -------------    -------------   -------------    -------------
            43,159           40,712          44,008           81,299
           123,266           82,554         302,032          220,733
     -------------    -------------   -------------    -------------
     $     166,425    $     123,266   $     346,040    $     302,032
     =============    =============   =============    =============
     $         167    $          --   $         309    $         155

  See accompanying notes which are an integral part of the financial statements.

                                         Statement of Changes in Net Assets  183

FRANK RUSSELL INVESTMENT COMPANY
RUSSELL FUNDS

FINANCIAL HIGHLIGHTS -- FOR THE PERIODS ENDED

For a Share Outstanding Throughout Each Period.

                                                                                                                            $
                                                   $                   $                  $                $          DISTRIBUTIONS
                                            NET ASSET VALUE,          NET            NET REALIZED     TOTAL INCOME      FROM NET
                                              BEGINNING OF         INVESTMENT       AND UNREALIZED    (LOSS) FROM      INVESTMENT
                                                 PERIOD         INCOME (LOSS)(A)     GAIN (LOSS)       OPERATIONS        INCOME
-----------------------------------------------------------------------------------------------------------------------------------
DIVERSIFIED EQUITY FUND
Class C
April 30, 2005*                                   38.64               (.01)               1.67             1.66           (.04)
October 31, 2004                                  36.27               (.17)               2.54             2.37             --
October 31, 2003                                  30.52               (.13)               5.88             5.75             --(d)
October 31, 2002                                  35.83               (.18)              (5.13)           (5.31)            --
October 31, 2001                                  50.12               (.24)             (13.82)          (14.06)            --
October 31, 2000 (1)                              54.13               (.24)              (2.55)           (2.79)            --
December 31, 1999 (2)                             52.04               (.20)               8.14             7.94           (.03)
-----------------------------------------------------------------------------------------------------------------------------------
Class E
April 30, 2005*                                   39.75                .15                1.71             1.86           (.14)
October 31, 2004                                  37.12                .12                2.61             2.73           (.10)
October 31, 2003                                  31.10                .12                6.00             6.12           (.10)
October 31, 2002                                  36.35                .08               (5.23)           (5.15)          (.09)
October 31, 2001                                  50.55                .07              (13.96)          (13.89)          (.08)
October 31, 2000 (1)                              54.43                .08               (2.57)           (2.49)          (.17)
December 31, 1999                                 51.40                .13                8.81             8.94           (.09)
-----------------------------------------------------------------------------------------------------------------------------------
Class S
April 30, 2005*                                   39.74                .20                1.71             1.91           (.19)
October 31, 2004                                  37.13                .22                2.60             2.82           (.21)
October 31, 2003                                  31.09                .20                6.01             6.21           (.17)
October 31, 2002                                  36.35                .16               (5.23)           (5.07)          (.16)
October 31, 2001                                  50.55                .18              (13.97)          (13.79)          (.18)
October 31, 2000 (1)                              54.33                .19               (2.57)           (2.38)          (.18)
December 31, 1999                                 51.39                .28                8.79             9.07           (.31)
-----------------------------------------------------------------------------------------------------------------------------------
SPECIAL GROWTH FUND
Class C
April 30, 2005*                                   49.16               (.27)               1.03              .76             --
October 31, 2004                                  46.99               (.56)               4.05             3.49             --
October 31, 2003                                  33.52               (.46)              13.93            13.47             --
October 31, 2002                                  37.42               (.45)              (3.45)           (3.90)            --
October 31, 2001                                  51.05               (.38)              (7.12)           (7.50)            --
October 31, 2000 (1)                              48.22               (.38)               4.56             4.18             --
December 31, 1999 (2)                             42.17               (.45)               9.72             9.27             --
-----------------------------------------------------------------------------------------------------------------------------------
Class E
April 30, 2005*                                   51.47               (.10)               1.05              .95             --
October 31, 2004                                  48.77               (.20)               4.22             4.02             --
October 31, 2003                                  34.53               (.18)              14.42            14.24             --
October 31, 2002                                  38.27               (.16)              (3.58)           (3.74)            --
October 31, 2001                                  51.74               (.06)              (7.25)           (7.31)          (.03)
October 31, 2000 (1)                              48.55               (.07)               4.61             4.54             --
December 31, 1999                                 42.91               (.16)               9.02             8.86             --
-----------------------------------------------------------------------------------------------------------------------------------
Class S
April 30, 2005*                                   52.89               (.03)               1.06             1.03             --
October 31, 2004                                  49.95               (.07)               4.33             4.26             --
October 31, 2003                                  35.28               (.08)              14.75            14.67             --
October 31, 2002                                  39.01               (.07)              (3.66)           (3.73)            --
October 31, 2001                                  52.52                .05               (7.37)           (7.32)          (.06)
October 31, 2000 (1)                              49.18                .04                4.67             4.71           (.02)
December 31, 1999                                 43.34               (.05)               9.12             9.07           (.01)
-----------------------------------------------------------------------------------------------------------------------------------


                                                $
                                          DISTRIBUTIONS         $
                                            FROM NET        RETURN OF
                                          REALIZED GAIN      CAPITAL
-----------------------------------------------------------------------
DIVERSIFIED EQUITY FUND
Class C
April 30, 2005*                                  --             --
October 31, 2004                                 --             --
October 31, 2003                                 --             --
October 31, 2002                                 --             --
October 31, 2001                               (.23)            --
October 31, 2000 (1)                          (1.22)            --
December 31, 1999 (2)                         (5.82)            --
-----------------------------------------------------------------------
Class E
April 30, 2005*                                  --             --
October 31, 2004                                 --             --
October 31, 2003                                 --             --
October 31, 2002                                 --           (.01)
October 31, 2001                               (.23)            --
October 31, 2000 (1)                          (1.22)            --
December 31, 1999                             (5.82)            --
-----------------------------------------------------------------------
Class S
April 30, 2005*                                  --             --
October 31, 2004                                 --             --
October 31, 2003                                 --             --
October 31, 2002                                 --           (.03)
October 31, 2001                               (.23)            --
October 31, 2000 (1)                          (1.22)            --
December 31, 1999                             (5.82)            --
-----------------------------------------------------------------------
SPECIAL GROWTH FUND
Class C
April 30, 2005*                               (6.50)            --
October 31, 2004                              (1.32)            --
October 31, 2003                                 --             --
October 31, 2002                                 --             --
October 31, 2001                              (6.13)            --
October 31, 2000 (1)                          (1.35)            --
December 31, 1999 (2)                         (3.22)            --
-----------------------------------------------------------------------
Class E
April 30, 2005*                               (6.50)            --
October 31, 2004                              (1.32)            --
October 31, 2003                                 --             --
October 31, 2002                                 --             --
October 31, 2001                              (6.13)            --
October 31, 2000 (1)                          (1.35)            --
December 31, 1999                             (3.22)            --
-----------------------------------------------------------------------
Class S
April 30, 2005*                               (6.50)            --
October 31, 2004                              (1.32)            --
October 31, 2003                                 --             --
October 31, 2002                                 --             --
October 31, 2001                              (6.13)            --
October 31, 2000 (1)                          (1.35)            --
December 31, 1999                             (3.22)            --
-----------------------------------------------------------------------

See accompanying notes which are an integral part of the financial statements.

 184  Financial Highlights

                                 $                                     $
                          NET ASSET VALUE,          %             NET ASSETS,
             $                 END OF             TOTAL          END OF PERIOD
    TOTAL DISTRIBUTIONS        PERIOD           RETURN(B)            (000)
--------------------------------------------------------------------------------
            (.04)              40.26                4.29             112,133
              --               38.64                6.53              94,663
              --               36.27               18.88              64,316
              --               30.52              (14.85)             33,858
            (.23)              35.83              (28.14)             20,222
           (1.22)              50.12               (5.07)             21,526
           (5.85)              54.13               15.83              14,787
--------------------------------------------------------------------------------
            (.14)              41.47                4.67              48,082
            (.10)              39.75                7.33              45,413
            (.10)              37.12               19.77              34,229
            (.10)              31.10              (14.22)             23,656
            (.31)              36.35              (27.59)             23,586
           (1.39)              50.55               (4.49)             19,666
           (5.91)              54.43               17.95              12,958
--------------------------------------------------------------------------------
            (.19)              41.46                4.80           2,216,127
            (.21)              39.74                7.61           1,943,583
            (.17)              37.13               20.09           1,445,118
            (.19)              31.09              (14.02)            972,139
            (.41)              36.35              (27.41)          1,119,120
           (1.40)              50.55               (4.28)          1,516,448
           (6.13)              54.33               18.21           1,569,920
--------------------------------------------------------------------------------
           (6.50)              43.42                 .57              49,715
           (1.32)              49.16                7.54              46,919
              --               46.99               40.19              36,364
              --               33.52              (10.42)             18,583
           (6.13)              37.42              (15.93)             11,662
           (1.35)              51.05                8.83              10,762
           (3.22)              48.22               22.53               5,990
--------------------------------------------------------------------------------
           (6.50)              45.92                 .95              32,906
           (1.32)              51.47                8.37              32,028
              --               48.77               41.24              16,581
              --               34.53               (9.77)             11,731
           (6.16)              38.27              (15.29)             11,051
           (1.35)              51.74                9.53               9,678
           (3.22)              48.55               21.19               5,411
--------------------------------------------------------------------------------
           (6.50)              47.42                1.08             771,816
           (1.32)              52.89                8.64             707,851
              --               49.95               41.61             631,246
              --               35.28               (9.56)            520,666
           (6.19)              39.01              (15.05)            608,921
           (1.37)              52.52                9.76             759,435
           (3.23)              49.18               21.45             697,211
--------------------------------------------------------------------------------

             %                   %                   %
     RATIO OF EXPENSES   RATIO OF EXPENSES     RATIO OF NET
        TO AVERAGE          TO AVERAGE       INVESTMENT INCOME          %
        NET ASSETS,         NET ASSETS,         TO AVERAGE          PORTFOLIO
         NET(C)(E)           GROSS(C)        NET ASSETS(C)(E)    TURNOVER RATE(B)
----------------------------------------------------------------------------------
           1.96                1.97                 (.05)              54.31
           2.00                2.00                 (.45)             125.03
           2.05                2.05                 (.39)             109.50
           2.03                2.03                 (.51)             128.80
           1.99                1.99                 (.58)             146.81
           1.94                1.94                 (.56)             141.75
           1.94                1.94                 (.41)             110.36
----------------------------------------------------------------------------------
           1.21                1.22                  .72               54.31
           1.24                1.25                  .30              125.03
           1.30                1.30                  .36              109.50
           1.28                1.28                  .21              128.80
           1.24                1.24                  .17              146.81
           1.19                1.19                  .19              141.75
           1.19                1.19                  .23              110.36
----------------------------------------------------------------------------------
            .96                 .97                  .97               54.31
            .99                1.00                  .55              125.03
           1.04                1.04                  .61              109.50
           1.03                1.03                  .46              128.80
            .99                 .99                  .42              146.81
            .94                 .94                  .45              141.75
            .93                 .93                  .51              110.36
----------------------------------------------------------------------------------
           2.27                2.29                (1.13)              85.86
           2.29                2.29                (1.15)             124.97
           2.36                2.36                (1.21)             127.15
           2.31                2.31                (1.15)             125.06
           2.27                2.27                 (.89)             126.83
           2.21                2.22                 (.91)             136.00
           2.23                2.23                (1.10)             111.98
----------------------------------------------------------------------------------
           1.52                1.54                 (.39)              85.86
           1.54                1.54                 (.39)             124.97
           1.62                1.62                 (.46)             127.15
           1.56                1.56                 (.40)             125.06
           1.52                1.52                 (.14)             126.83
           1.46                1.47                 (.16)             136.00
           1.49                1.49                 (.36)             111.98
----------------------------------------------------------------------------------
           1.26                1.29                 (.12)              85.86
           1.29                1.29                 (.14)             124.97
           1.35                1.35                 (.19)             127.15
           1.32                1.32                 (.17)             125.06
           1.27                1.27                  .11              126.83
           1.21                1.22                  .08              136.00
           1.24                1.24                 (.10)             111.98
----------------------------------------------------------------------------------

  See accompanying notes which are an integral part of the financial statements.

                                                       Financial Highlights  185

FRANK RUSSELL INVESTMENT COMPANY
RUSSELL FUNDS

FINANCIAL HIGHLIGHTS -- FOR THE PERIODS ENDED

For a Share Outstanding Throughout Each Period.

                                                  $                  $                 $               $
                                           NET ASSET VALUE,         NET           NET REALIZED    TOTAL INCOME
                                             BEGINNING OF        INVESTMENT      AND UNREALIZED   (LOSS) FROM
                                                PERIOD        INCOME (LOSS)(A)    GAIN (LOSS)      OPERATIONS
--------------------------------------------------------------------------------------------------------------
QUANTITATIVE EQUITY FUND
Class C
April 30, 2005*                                  34.24               .02                .91             .93
October 31, 2004                                 31.92              (.12)              2.44            2.32
October 31, 2003                                 26.53              (.09)              5.49            5.40
October 31, 2002                                 31.88              (.15)             (5.20)          (5.35)
October 31, 2001                                 43.88              (.21)            (10.47)         (10.68)
October 31, 2000 (1)                             44.94              (.22)               .07            (.15)
December 31, 1999 (2)                            43.02              (.20)              8.00            7.80
--------------------------------------------------------------------------------------------------------------
Class E
April 30, 2005*                                  35.04               .16                .92            1.08
October 31, 2004                                 32.55               .14               2.49            2.63
October 31, 2003                                 26.94               .12               5.60            5.72
October 31, 2002                                 32.28               .07              (5.27)          (5.20)
October 31, 2001                                 44.17               .07             (10.57)         (10.50)
October 31, 2000 (1)                             45.19               .06               (.08)           (.02)
December 31, 1999                                42.50               .13               8.50            8.63
--------------------------------------------------------------------------------------------------------------
Class S
April 30, 2005*                                  35.13               .21                .93            1.14
October 31, 2004                                 32.64               .22               2.49            2.71
October 31, 2003                                 27.01               .20               5.61            5.81
October 31, 2002                                 32.36               .15              (5.28)          (5.13)
October 31, 2001                                 44.27               .16             (10.59)         (10.43)
October 31, 2000 (1)                             45.19               .15               (.02)            .13
December 31, 1999                                42.53               .24               8.50            8.74
--------------------------------------------------------------------------------------------------------------
INTERNATIONAL SECURITIES FUND
Class C
April 30, 2005*                                  54.38               .08               3.50            3.58
October 31, 2004                                 48.46                --               6.65            6.65
October 31, 2003                                 38.51              (.05)             10.21           10.16
October 31, 2002                                 44.53              (.18)             (5.84)          (6.02)
October 31, 2001                                 62.46              (.19)            (14.94)         (15.13)
October 31, 2000 (1)                             74.51               .17              (9.68)          (9.51)
December 31, 1999 (2)                            60.66              (.32)             17.92           17.60
--------------------------------------------------------------------------------------------------------------
Class E
April 30, 2005*                                  56.28               .29               3.63            3.92
October 31, 2004                                 49.98               .39               6.87            7.26
October 31, 2003                                 39.61               .28              10.50           10.78
October 31, 2002                                 45.47               .13              (5.99)          (5.86)
October 31, 2001                                 63.24               .21             (15.18)         (14.97)
October 31, 2000 (1)                             74.95               .57              (9.74)          (9.17)
December 31, 1999                                60.68               .40              17.72           18.12
--------------------------------------------------------------------------------------------------------------
Class S
April 30, 2005*                                  56.84               .39               3.66            4.05
October 31, 2004                                 50.44               .53               6.92            7.45
October 31, 2003                                 39.98               .38              10.59           10.97
October 31, 2002                                 45.78               .25              (6.05)          (5.80)
October 31, 2001                                 63.51               .34             (15.26)         (14.92)
October 31, 2000 (1)                             75.11               .76              (9.82)          (9.06)
December 31, 1999                                60.86               .51              17.82           18.33
--------------------------------------------------------------------------------------------------------------

                                                  $                 $
                                            DISTRIBUTIONS     DISTRIBUTIONS        $
                                              FROM NET          FROM NET       RETURN OF
                                          INVESTMENT INCOME   REALIZED GAIN     CAPITAL
------------------------------------------------------------------------------------------
QUANTITATIVE EQUITY FUND
Class C
April 30, 2005*                                  (.07)               --             --
October 31, 2004                                   --                --             --
October 31, 2003                                 (.01)               --             --
October 31, 2002                                   --                --             --
October 31, 2001                                   --             (1.32)            --
October 31, 2000 (1)                               --              (.91)            --
December 31, 1999 (2)                            (.04)            (5.84)            --
------------------------------------------------------------------------------------------
Class E
April 30, 2005*                                  (.16)               --             --
October 31, 2004                                 (.14)               --             --
October 31, 2003                                 (.11)               --             --
October 31, 2002                                 (.13)               --           (.01)
October 31, 2001                                 (.07)            (1.32)            --
October 31, 2000 (1)                             (.09)             (.91)            --
December 31, 1999                                (.10)            (5.84)            --
------------------------------------------------------------------------------------------
Class S
April 30, 2005*                                  (.21)               --             --
October 31, 2004                                 (.22)               --             --
October 31, 2003                                 (.18)               --             --
October 31, 2002                                 (.20)               --           (.02)
October 31, 2001                                 (.16)            (1.32)            --
October 31, 2000 (1)                             (.14)             (.91)            --
December 31, 1999                                (.24)            (5.84)            --
------------------------------------------------------------------------------------------
INTERNATIONAL SECURITIES FUND
Class C
April 30, 2005*                                  (.52)               --             --
October 31, 2004                                 (.73)               --             --
October 31, 2003                                 (.21)               --             --
October 31, 2002                                   --                --             --
October 31, 2001                                   --             (2.80)            --
October 31, 2000 (1)                               --             (2.54)            --
December 31, 1999 (2)                            (.17)            (3.58)            --
------------------------------------------------------------------------------------------
Class E
April 30, 2005*                                  (.86)               --             --
October 31, 2004                                 (.96)               --             --
October 31, 2003                                 (.41)               --             --
October 31, 2002                                   --                --             --
October 31, 2001                                   --             (2.80)            --
October 31, 2000 (1)                               --             (2.54)            --
December 31, 1999                                (.27)            (3.58)            --
------------------------------------------------------------------------------------------
Class S
April 30, 2005*                                  (.99)               --             --
October 31, 2004                                (1.05)               --             --
October 31, 2003                                 (.51)               --             --
October 31, 2002                                   --                --             --
October 31, 2001                                 (.01)            (2.80)            --
October 31, 2000 (1)                               --             (2.54)            --
December 31, 1999                                (.50)            (3.58)            --
------------------------------------------------------------------------------------------

See accompanying notes which are an integral part of the financial statements.

 186  Financial Highlights

                              $                                     $
           $           NET ASSET VALUE,          %             NET ASSETS,
         TOTAL              END OF             TOTAL          END OF PERIOD
     DISTRIBUTIONS          PERIOD           RETURN(B)            (000)
-----------------------------------------------------------------------------
          (.07)              35.10               2.71             114,907
            --               34.24               7.27              98,012
          (.01)              31.92              20.35              65,096
            --               26.53             (16.78)             34,113
         (1.32)              31.88             (24.87)             20,530
          (.91)              43.88               (.16)             20,935
         (5.88)              44.94              18.89              13,613
-----------------------------------------------------------------------------
          (.16)              35.96               3.08              51,102
          (.14)              35.04               8.08              48,646
          (.11)              32.55              21.28              37,594
          (.14)              26.94             (16.16)             25,667
         (1.39)              32.28             (24.30)             23,700
         (1.00)              44.17                .11              15,314
         (5.94)              45.19              21.11               7,987
-----------------------------------------------------------------------------
          (.21)              36.06               3.22           2,311,687
          (.22)              35.13               8.32           2,057,082
          (.18)              32.64              21.58           1,555,289
          (.22)              27.01             (15.94)          1,070,673
         (1.48)              32.36             (24.11)          1,200,247
         (1.05)              44.27                .47           1,556,534
         (6.08)              45.19              21.37           1,545,021
-----------------------------------------------------------------------------
          (.52)              57.44               6.61             102,736
          (.73)              54.38              13.83              80,622
          (.21)              48.46              26.52              47,087
            --               38.51             (13.52)             21,860
         (2.80)              44.53             (25.29)             12,470
         (2.54)              62.46             (13.13)             11,849
         (3.75)              74.51              29.39               7,522
-----------------------------------------------------------------------------
          (.86)              59.34               6.99              40,759
          (.96)              56.28              14.68              38,630
          (.41)              49.98              27.57              26,768
            --               39.61             (12.91)             16,796
         (2.80)              45.47             (24.70)             15,897
         (2.54)              63.24             (12.58)              9,964
         (3.85)              74.95              30.21               5,552
-----------------------------------------------------------------------------
          (.99)              59.90               7.13           1,963,523
         (1.05)              56.84              14.98           1,673,516
          (.51)              50.44              27.81           1,247,393
            --               39.98             (12.67)            774,146
         (2.81)              45.78             (24.51)            812,857
         (2.54)              63.51             (12.40)          1,061,171
         (4.08)              75.11              30.52           1,133,495
-----------------------------------------------------------------------------

             %                   %                   %
     RATIO OF EXPENSES   RATIO OF EXPENSES     RATIO OF NET
        TO AVERAGE          TO AVERAGE       INVESTMENT INCOME          %
        NET ASSETS,         NET ASSETS,         TO AVERAGE          PORTFOLIO
         NET(C)(E)           GROSS(C)        NET ASSETS(C)(E)    TURNOVER RATE(B)
----------------------------------------------------------------------------------
           1.96                 1.97                 .11               67.80
           1.99                 1.99                (.35)              91.31
           2.02                 2.02                (.32)             108.71
           2.02                 2.02                (.49)              71.10
           1.98                 1.98                (.57)              85.00
           1.92                 1.92                (.60)              59.25
           1.93                 1.93                (.47)              89.52
----------------------------------------------------------------------------------
           1.21                 1.22                 .89               67.80
           1.24                 1.24                 .40               91.31
           1.28                 1.28                 .43              108.71
           1.27                 1.27                 .24               71.10
           1.22                 1.22                 .18               85.00
           1.17                 1.17                 .15               59.25
           1.18                 1.18                 .28               89.52
----------------------------------------------------------------------------------
            .96                  .97                1.13               67.80
            .99                  .99                 .65               91.31
           1.02                 1.02                 .69              108.71
           1.02                 1.02                 .48               71.10
            .98                  .98                 .43               85.00
            .92                  .92                 .42               59.25
            .93                  .93                 .53               89.52
----------------------------------------------------------------------------------
           2.22                 2.24                 .29               50.35
           2.29                 2.29                  --               76.01
           2.42                 2.42                (.12)              69.11
           2.46                 2.46                (.42)              79.09
           2.41                 2.41                (.36)             104.65
           2.29                 2.30                 .30              101.84
           2.30                 2.30                (.51)             120.52
----------------------------------------------------------------------------------
           1.47                 1.49                 .96               50.35
           1.54                 1.54                 .72               76.01
           1.67                 1.67                 .67               69.11
           1.72                 1.72                 .30               79.09
           1.66                 1.66                 .41              104.65
           1.54                 1.55                1.00              101.84
           1.55                 1.55                 .61              120.52
----------------------------------------------------------------------------------
           1.21                 1.24                1.28               50.35
           1.29                 1.29                 .98               76.01
           1.42                 1.42                 .90               69.11
           1.47                 1.47                 .55               79.09
           1.42                 1.42                 .62              104.65
           1.29                 1.30                1.31              101.84
           1.30                 1.30                 .79              120.52
----------------------------------------------------------------------------------

  See accompanying notes which are an integral part of the financial statements.

                                                       Financial Highlights  187

FRANK RUSSELL INVESTMENT COMPANY
RUSSELL FUNDS

FINANCIAL HIGHLIGHTS -- FOR THE PERIODS ENDED

For a Share Outstanding Throughout Each Period.

                                                  $                  $                 $               $
                                           NET ASSET VALUE,         NET           NET REALIZED    TOTAL INCOME
                                             BEGINNING OF        INVESTMENT      AND UNREALIZED   (LOSS) FROM
                                                PERIOD        INCOME (LOSS)(A)    GAIN (LOSS)      OPERATIONS
--------------------------------------------------------------------------------------------------------------
EMERGING MARKETS FUND
Class C
April 30, 2005*                                  12.52                --(d)            1.75           1.75
October 31, 2004                                 10.68                --(d)            2.08           2.08
October 31, 2003                                  7.22               .02               3.44           3.46
October 31, 2002                                  6.89              (.09)               .42            .33
October 31, 2001                                  9.15              (.04)             (2.22)         (2.26)
October 31, 2000 (1)                             12.47              (.10)             (3.20)         (3.30)
December 31, 1999 (2)                             8.07              (.12)              4.57           4.45
--------------------------------------------------------------------------------------------------------------
Class E
April 30, 2005*                                  12.93               .05               1.81           1.86
October 31, 2004                                 10.98               .09               2.15           2.24
October 31, 2003                                  7.41               .09               3.49           3.58
October 31, 2002                                  7.01              (.02)               .42            .40
October 31, 2001                                  9.24               .02              (2.25)         (2.23)
October 31, 2000 (1)                             12.51              (.03)             (3.20)         (3.23)
December 31, 1999                                 8.48              (.04)              4.14           4.10
--------------------------------------------------------------------------------------------------------------
Class S
April 30, 2005*                                  12.94               .07               1.81           1.88
October 31, 2004                                 10.98               .12               2.15           2.27
October 31, 2003                                  7.43               .11               3.48           3.59
October 31, 2002                                  7.05                --(d)             .40            .40
October 31, 2001                                  9.25               .04              (2.24)         (2.20)
October 31, 2000 (1)                             12.52                --(d)           (3.21)         (3.21)
December 31, 1999                                 8.48               .03               4.10           4.13
--------------------------------------------------------------------------------------------------------------
REAL ESTATE SECURITIES FUND
Class C
April 30, 2005*                                  43.10               .23               2.99           3.22
October 31, 2004                                 33.94               .46               9.92          10.38
October 31, 2003                                 26.52              1.11               7.53           8.64
October 31, 2002                                 26.97              1.07               (.01)          1.06
October 31, 2001                                 25.93              1.16               1.02           2.18
October 31, 2000 (1)                             22.69               .84               3.11           3.95
December 31, 1999 (2)                            24.13              1.08              (1.06)           .02
--------------------------------------------------------------------------------------------------------------
Class E
April 30, 2005*                                  43.55               .40               3.02           3.42
October 31, 2004                                 34.24               .75              10.04          10.79
October 31, 2003                                 26.72              1.34               7.60           8.94
October 31, 2002                                 27.14              1.32               (.06)          1.26
October 31, 2001                                 26.07              1.38               1.03           2.41
October 31, 2000 (1)                             22.76               .98               3.14           4.12
December 31, 1999                                24.27              1.28              (1.24)           .04
--------------------------------------------------------------------------------------------------------------
Class S
April 30, 2005*                                  43.90               .45               3.04           3.49
October 31, 2004                                 34.51               .87              10.09          10.96
October 31, 2003                                 26.89              1.42               7.67           9.09
October 31, 2002                                 27.31              1.41               (.06)          1.35
October 31, 2001                                 26.22              1.46               1.03           2.49
October 31, 2000 (1)                             22.86              1.04               3.15           4.19
December 31, 1999                                24.44              1.30              (1.20)           .10
--------------------------------------------------------------------------------------------------------------

                                                  $                 $
                                            DISTRIBUTIONS     DISTRIBUTIONS        $
                                              FROM NET          FROM NET       RETURN OF
                                          INVESTMENT INCOME   REALIZED GAIN     CAPITAL
------------------------------------------------------------------------------------------
EMERGING MARKETS FUND
Class C
April 30, 2005*                                  (.04)               --            --
October 31, 2004                                 (.24)               --            --
October 31, 2003                                   --                --            --
October 31, 2002                                   --                --            --
October 31, 2001                                   --                --            --
October 31, 2000 (1)                             (.02)               --            --
December 31, 1999 (2)                            (.05)               --            --
------------------------------------------------------------------------------------------
Class E
April 30, 2005*                                  (.12)               --            --
October 31, 2004                                 (.29)               --            --
October 31, 2003                                 (.01)               --            --
October 31, 2002                                   --                --            --
October 31, 2001                                   --                --            --
October 31, 2000 (1)                             (.04)               --            --
December 31, 1999                                (.07)               --            --
------------------------------------------------------------------------------------------
Class S
April 30, 2005*                                  (.15)               --            --
October 31, 2004                                 (.31)               --            --
October 31, 2003                                 (.04)               --            --
October 31, 2002                                 (.02)               --            --
October 31, 2001                                   --                --            --
October 31, 2000 (1)                             (.06)               --            --
December 31, 1999                                (.09)               --            --
------------------------------------------------------------------------------------------
REAL ESTATE SECURITIES FUND
Class C
April 30, 2005*                                  (.29)            (3.67)           --
October 31, 2004                                (1.21)             (.01)           --
October 31, 2003                                (1.11)             (.11)           --
October 31, 2002                                (1.51)               --            --
October 31, 2001                                (1.14)               --            --
October 31, 2000 (1)                             (.71)               --            --
December 31, 1999 (2)                           (1.46)               --            --
------------------------------------------------------------------------------------------
Class E
April 30, 2005*                                  (.45)            (3.67)           --
October 31, 2004                                (1.47)             (.01)           --
October 31, 2003                                (1.31)             (.11)           --
October 31, 2002                                (1.68)               --            --
October 31, 2001                                (1.34)               --            --
October 31, 2000 (1)                             (.81)               --            --
December 31, 1999                               (1.55)               --            --
------------------------------------------------------------------------------------------
Class S
April 30, 2005*                                  (.50)            (3.67)           --
October 31, 2004                                (1.56)             (.01)           --
October 31, 2003                                (1.36)             (.11)           --
October 31, 2002                                (1.77)               --            --
October 31, 2001                                (1.40)               --            --
October 31, 2000 (1)                             (.83)               --            --
December 31, 1999                               (1.68)               --            --
------------------------------------------------------------------------------------------

See accompanying notes which are an integral part of the financial statements.

 188  Financial Highlights

                              $                                     $
           $           NET ASSET VALUE,          %             NET ASSETS,
         TOTAL              END OF             TOTAL          END OF PERIOD
     DISTRIBUTIONS          PERIOD           RETURN(B)            (000)
-----------------------------------------------------------------------------
          (.04)             14.23               14.01              26,391
          (.24)             12.52               20.04              20,467
            --              10.68               47.58              12,306
            --               7.22                4.94               5,194
            --               6.89              (24.70)              2,377
          (.02)              9.15              (26.51)              2,228
          (.05)             12.47               55.43               1,631
-----------------------------------------------------------------------------
          (.12)             14.67               14.43              15,497
          (.29)             12.93               20.88              14,169
          (.01)             10.98               48.39               9,598
            --               7.41                5.71               6,478
            --               7.01              (24.13)              6,959
          (.04)              9.24              (25.90)              6,388
          (.07)             12.51               48.71               6,314
-----------------------------------------------------------------------------
          (.15)             14.67               14.57             652,869
          (.31)             12.94               21.22             549,626
          (.04)             10.98               48.27             386,560
          (.02)              7.43                5.91             263,563
            --               7.05              (23.89)            273,486
          (.06)              9.25              (25.79)            359,201
          (.09)             12.52               49.03             430,794
-----------------------------------------------------------------------------
         (3.96)             42.36                7.43              72,146
         (1.22)             43.10               30.97              61,089
         (1.22)             33.94               33.23              32,784
         (1.51)             26.52                3.56              15,712
         (1.14)             26.97                8.41               5,718
          (.71)             25.93               17.54               3,393
         (1.46)             22.69                 .19               1,771
-----------------------------------------------------------------------------
         (4.12)             42.85                7.83              34,605
         (1.48)             43.55               32.00              29,436
         (1.42)             34.24               34.21              16,651
         (1.68)             26.72                4.27              10,661
         (1.34)             27.14                9.23              11,415
          (.81)             26.07               18.24               9,094
         (1.55)             22.76                 .30               7,134
-----------------------------------------------------------------------------
         (4.17)             43.22                7.93           1,311,869
         (1.57)             43.90               32.30           1,171,514
         (1.47)             34.51               34.58             830,448
         (1.77)             26.89                4.55             598,133
         (1.40)             27.31                9.48             607,280
          (.83)             26.22               18.53             669,529
         (1.68)             22.86                 .55             589,300
-----------------------------------------------------------------------------

             %                   %                   %
     RATIO OF EXPENSES   RATIO OF EXPENSES     RATIO OF NET
        TO AVERAGE          TO AVERAGE       INVESTMENT INCOME          %
        NET ASSETS,         NET ASSETS,         TO AVERAGE          PORTFOLIO
         NET(C)(E)           GROSS(C)        NET ASSETS(C)(E)    TURNOVER RATE(B)
----------------------------------------------------------------------------------
           2.74                2.76                 (.02)             45.03
           2.83                2.87                  .02              82.02
           3.09                3.09                  .19              95.13
           3.12                3.12                (1.08)             90.21
           3.08                3.09                 (.55)             83.74
           2.91                2.92                (1.02)             73.11
           2.91                2.91                (1.23)             94.85
----------------------------------------------------------------------------------
           1.97                2.01                  .69              45.03
           2.07                2.12                  .75              82.02
           2.36                2.37                 1.02              95.13
           2.38                2.38                 (.29)             90.21
           2.33                2.33                  .21              83.74
           2.16                2.17                 (.30)             73.11
           2.17                2.17                 (.40)             94.85
----------------------------------------------------------------------------------
           1.71                1.76                  .97              45.03
           1.83                1.87                 1.00              82.02
           2.11                2.11                 1.30              95.13
           2.14                2.14                 (.02)             90.21
           2.09                2.09                  .44              83.74
           1.91                1.92                 (.02)             73.11
           1.91                1.91                  .26              94.85
----------------------------------------------------------------------------------
           2.09                2.09                 1.12              32.44
           2.12                2.12                 1.20              38.04
           2.20                2.30                 3.67              46.09
           2.19                2.59                 3.74              67.70
           2.17                2.17                 4.20              44.50
           2.16                2.16                 4.06              53.30
           2.14                2.14                 5.12              42.69
----------------------------------------------------------------------------------
           1.34                1.34                 1.87              32.44
           1.37                1.37                 1.95              38.04
           1.43                1.62                 4.46              46.09
           1.46                1.82                 4.54              67.70
           1.42                1.42                 4.96              44.50
           1.41                1.41                 4.78              53.30
           1.39                1.39                 5.42              42.69
----------------------------------------------------------------------------------
           1.09                1.09                 2.11              32.44
           1.11                1.11                 2.23              38.04
           1.18                1.18                 4.66              46.09
           1.19                1.19                 4.82              67.70
           1.17                1.18                 5.19              44.50
           1.16                1.16                 5.00              53.30
           1.14                1.14                 5.41              42.69
----------------------------------------------------------------------------------

  See accompanying notes which are an integral part of the financial statements.

                                                       Financial Highlights  189

FRANK RUSSELL INVESTMENT COMPANY
RUSSELL FUNDS

FINANCIAL HIGHLIGHTS -- FOR THE PERIODS ENDED

For a Share Outstanding Throughout Each Period.

                                                  $                  $                 $               $
                                           NET ASSET VALUE,         NET           NET REALIZED    TOTAL INCOME
                                             BEGINNING OF        INVESTMENT      AND UNREALIZED   (LOSS) FROM
                                                PERIOD        INCOME (LOSS)(A)    GAIN (LOSS)      OPERATIONS
--------------------------------------------------------------------------------------------------------------
SHORT DURATION BOND FUND
Class C
April 30, 2005*                                  19.04               .13               (.23)          (.10)
October 31, 2004                                 19.01               .19               (.01)           .18
October 31, 2003                                 18.98               .31                .06            .37
October 31, 2002                                 19.01               .56                .13            .69
October 31, 2001                                 18.23               .85                .89           1.74
October 31, 2000 (1)                             18.13               .79                .04            .83
December 31, 1999 (4)                            18.36               .68               (.31)           .37
--------------------------------------------------------------------------------------------------------------
Class E
April 30, 2005*                                  19.10               .20               (.23)          (.03)
October 31, 2004                                 19.08               .34               (.01)           .33
October 31, 2003                                 19.04               .48                .03            .51
October 31, 2002                                 19.02               .77                .06            .83
October 31, 2001                                 18.24              1.02                .85           1.87
October 31, 2000 (1)                             18.08               .88                .07            .95
December 31, 1999 (3)                            18.51               .80               (.34)           .46
--------------------------------------------------------------------------------------------------------------
Class S
April 30, 2005*                                  19.07               .23               (.23)            --
October 31, 2004                                 19.05               .38               (.01)           .37
October 31, 2003                                 19.01               .52                .03            .55
October 31, 2002                                 18.99               .80                .08            .88
October 31, 2001                                 18.22              1.07                .83           1.90
October 31, 2000 (1)                             18.03               .91                .09           1.00
December 31, 1999                                18.46               .90               (.36)           .54
--------------------------------------------------------------------------------------------------------------
DIVERSIFIED BOND FUND
Class C
April 30, 2005*                                  24.54               .26               (.17)           .09
October 31, 2004                                 24.49               .41                .58            .99
October 31, 2003                                 24.68               .48                .38            .86
October 31, 2002                                 24.49               .74                .23            .97
October 31, 2001                                 22.71              1.06               1.81           2.87
October 31, 2000 (1)                             22.24               .99                .41           1.40
December 31, 1999 (2)                            24.00              1.03              (1.61)          (.58)
--------------------------------------------------------------------------------------------------------------
Class E
April 30, 2005*                                  24.62               .35               (.22)           .13
October 31, 2004                                 24.56               .60                .58           1.18
October 31, 2003                                 24.74               .67                .37           1.04
October 31, 2002                                 24.54               .92                .24           1.16
October 31, 2001                                 22.75              1.22               1.84           3.06
October 31, 2000 (1)                             22.23              1.13                .44           1.57
December 31, 1999                                23.92              1.30              (1.65)          (.35)
--------------------------------------------------------------------------------------------------------------
Class S
April 30, 2005*                                  24.04               .37               (.21)           .16
October 31, 2004                                 24.00               .64                .58           1.22
October 31, 2003                                 24.21               .71                .36           1.07
October 31, 2002                                 24.03               .97                .23           1.20
October 31, 2001                                 22.31              1.29               1.75           3.04
October 31, 2000 (1)                             21.77              1.16                .41           1.57
December 31, 1999                                23.53              1.31              (1.60)          (.29)
--------------------------------------------------------------------------------------------------------------

                                                  $                 $
                                            DISTRIBUTIONS     DISTRIBUTIONS        $
                                              FROM NET          FROM NET       RETURN OF
                                          INVESTMENT INCOME   REALIZED GAIN     CAPITAL
--------------------------------------------------------------------------------------------
SHORT DURATION BOND FUND
Class C
April 30, 2005*                                  (.13)            (.01)             --
October 31, 2004                                 (.15)              --              --
October 31, 2003                                 (.34)              --              --
October 31, 2002                                 (.72)              --              --
October 31, 2001                                 (.96)              --              --
October 31, 2000 (1)                             (.73)              --              --
December 31, 1999 (4)                            (.60)              --              --
--------------------------------------------------------------------------------------------
Class E
April 30, 2005*                                  (.19)            (.01)             --
October 31, 2004                                 (.31)              --              --
October 31, 2003                                 (.47)              --              --
October 31, 2002                                 (.81)              --              --
October 31, 2001                                (1.09)              --              --
October 31, 2000 (1)                             (.79)              --              --
December 31, 1999 (3)                            (.89)              --              --
--------------------------------------------------------------------------------------------
Class S
April 30, 2005*                                  (.22)            (.01)             --
October 31, 2004                                 (.35)              --              --
October 31, 2003                                 (.51)              --              --
October 31, 2002                                 (.86)              --              --
October 31, 2001                                (1.13)              --              --
October 31, 2000 (1)                             (.81)              --              --
December 31, 1999                                (.97)              --              --
--------------------------------------------------------------------------------------------
DIVERSIFIED BOND FUND
Class C
April 30, 2005*                                  (.28)            (.12)             --
October 31, 2004                                 (.41)            (.53)             --
October 31, 2003                                 (.49)            (.56)             --
October 31, 2002                                 (.78)              --              --
October 31, 2001                                (1.09)              --              --
October 31, 2000 (1)                             (.93)              --              --
December 31, 1999 (2)                           (1.05)            (.13)             --
--------------------------------------------------------------------------------------------
Class E
April 30, 2005*                                  (.33)            (.12)             --
October 31, 2004                                 (.59)            (.53)             --
October 31, 2003                                 (.66)            (.56)             --
October 31, 2002                                 (.96)              --              --
October 31, 2001                                (1.27)              --              --
October 31, 2000 (1)                            (1.05)              --              --
December 31, 1999                               (1.21)            (.13)             --
--------------------------------------------------------------------------------------------
Class S
April 30, 2005*                                  (.36)            (.12)             --
October 31, 2004                                 (.65)            (.53)             --
October 31, 2003                                 (.72)            (.56)             --
October 31, 2002                                (1.02)              --              --
October 31, 2001                                (1.32)              --              --
October 31, 2000 (1)                            (1.03)              --              --
December 31, 1999                               (1.32)            (.13)           (.02)
--------------------------------------------------------------------------------------------

See accompanying notes which are an integral part of the financial statements.

 190  Financial Highlights

                              $                                     $
           $           NET ASSET VALUE,          %             NET ASSETS,
         TOTAL              END OF             TOTAL          END OF PERIOD
     DISTRIBUTIONS          PERIOD           RETURN(B)            (000)
-----------------------------------------------------------------------------
          (.14)             18.80               (.51)              33,084
          (.15)             19.04                .97               38,427
          (.34)             19.01               1.97               41,644
          (.72)             18.98               3.73               16,294
          (.96)             19.01               9.77                1,709
          (.73)             18.23               4.67                  672
          (.60)             18.13               2.02                  801
-----------------------------------------------------------------------------
          (.20)             18.87               (.14)              23,960
          (.31)             19.10               1.74               23,181
          (.47)             19.08               2.70               20,274
          (.81)             19.04               4.53               17,516
         (1.09)             19.02              10.54               17,685
          (.79)             18.24               5.36                9,898
          (.89)             18.08               2.53                8,693
-----------------------------------------------------------------------------
          (.23)             18.84               (.01)           1,150,659
          (.35)             19.07               1.98            1,135,332
          (.51)             19.05               2.95              958,064
          (.86)             19.01               4.81              599,795
         (1.13)             18.99              10.76              401,137
          (.81)             18.22               5.64              422,884
          (.97)             18.03               3.03              447,590
-----------------------------------------------------------------------------
          (.40)             24.23                .21               50,912
          (.94)             24.54               4.16               45,970
         (1.05)             24.49               3.58               36,159
          (.78)             24.68               4.11               26,915
         (1.09)             24.49              13.02               15,027
          (.93)             22.71               6.44                7,315
         (1.18)             22.24              (2.47)               4,652
-----------------------------------------------------------------------------
          (.45)             24.30                .55               47,995
         (1.12)             24.62               4.97               43,724
         (1.22)             24.56               4.36               34,339
          (.96)             24.74               4.90               26,985
         (1.27)             24.54              13.87               17,763
         (1.05)             22.75               7.25                5,492
         (1.34)             22.23              (1.51)               3,639
-----------------------------------------------------------------------------
          (.48)             23.72                .68            1,400,455
         (1.18)             24.04               5.22            1,232,576
         (1.28)             24.00               4.63              977,601
         (1.02)             24.21               5.18              783,332
         (1.32)             24.03              14.11              745,020
         (1.03)             22.31               7.40              714,153
         (1.47)             21.77              (1.26)             765,674
-----------------------------------------------------------------------------

             %                   %                   %
     RATIO OF EXPENSES   RATIO OF EXPENSES     RATIO OF NET
        TO AVERAGE          TO AVERAGE       INVESTMENT INCOME          %
        NET ASSETS,         NET ASSETS,         TO AVERAGE          PORTFOLIO
         NET(C)(E)          GROSS(C)(E)        NET ASSETS(B)     TURNOVER RATE(B)
---------------------------------------------------------------------------------
           1.65                1.65                1.39               140.53
           1.63                1.66                1.00               131.57
           1.56                1.72                1.63               187.92
           1.52                1.70                3.08               163.86
           1.52                1.66                4.72               260.94
           1.64                1.66                5.01                92.31
           1.72                1.72                4.41               177.08
---------------------------------------------------------------------------------
            .90                 .90                2.16               140.53
            .88                 .91                1.76               131.57
            .80                 .97                2.52               187.92
            .77                 .96                4.04               163.86
            .77                 .91                5.48               260.94
            .89                 .91                5.77                92.31
            .97                 .97                5.05               177.08
---------------------------------------------------------------------------------
            .65                 .65                2.41               140.53
            .63                 .66                2.01               131.57
            .56                 .72                2.70               187.92
            .52                 .71                4.26               163.86
            .52                 .67                5.76               260.94
            .64                 .66                6.00                92.31
            .74                 .74                5.22               177.08
---------------------------------------------------------------------------------
           1.64                1.65                2.17               143.36
           1.66                1.66                1.71               140.92
           1.69                1.70                1.94               147.44
           1.66                1.66                3.09               156.21
           1.64                1.64                4.53               155.87
           1.62                1.63                5.37               128.88
           1.62                1.62                4.88               152.23
---------------------------------------------------------------------------------
            .89                 .90                2.92               143.36
            .91                 .91                2.46               140.92
            .94                 .94                2.70               147.44
            .91                 .91                3.85               156.21
            .89                 .89                5.22               155.87
            .87                 .88                6.13               128.88
            .87                 .87                5.49               152.23
---------------------------------------------------------------------------------
            .64                 .64                3.17               143.36
            .66                 .66                2.71               140.92
            .69                 .69                2.95               147.44
            .66                 .66                4.11               156.21
            .64                 .65                5.60               155.87
            .62                 .63                6.35               128.88
            .61                 .61                5.78               152.23
---------------------------------------------------------------------------------

  See accompanying notes which are an integral part of the financial statements.

                                                       Financial Highlights  191

FRANK RUSSELL INVESTMENT COMPANY
RUSSELL FUNDS

FINANCIAL HIGHLIGHTS -- FOR THE PERIODS ENDED

For a Share Outstanding Throughout Each Period.

                                                                                                                            $
                                                   $                   $                  $                $          DISTRIBUTIONS
                                            NET ASSET VALUE,          NET            NET REALIZED     TOTAL INCOME      FROM NET
                                              BEGINNING OF         INVESTMENT       AND UNREALIZED    (LOSS) FROM      INVESTMENT
                                                 PERIOD         INCOME (LOSS)(A)     GAIN (LOSS)       OPERATIONS        INCOME
-----------------------------------------------------------------------------------------------------------------------------------
MULTISTRATEGY BOND FUND
Class C
April 30, 2005*                                   10.63                .11               (.04)             .07            (.10)
October 31, 2004                                  10.54                .17                .31              .48            (.24)
October 31, 2003                                  10.03                .23                .50              .73            (.22)
October 31, 2002                                  10.20                .30               (.04)             .26            (.43)
October 31, 2001                                   9.60                .46                .62             1.08            (.48)
October 31, 2000 (1)                               9.47                .44                .09              .53            (.40)
December 31, 1999 (2)                             10.14                .42               (.63)            (.21)           (.45)
-----------------------------------------------------------------------------------------------------------------------------------
Class E
April 30, 2005*                                   10.64                .15               (.04)             .11            (.14)
October 31, 2004                                  10.55                .24                .32              .56            (.32)
October 31, 2003                                  10.03                .31                .50              .81            (.29)
October 31, 2002                                  10.21                .38               (.06)             .32            (.50)
October 31, 2001                                   9.61                .53                .62             1.15            (.55)
October 31, 2000 (1)                               9.47                .49                .11              .60            (.46)
December 31, 1999                                 10.10                .56               (.66)            (.10)           (.52)
-----------------------------------------------------------------------------------------------------------------------------------
Class S
April 30, 2005*                                   10.65                .16               (.04)             .12            (.15)
October 31, 2004                                  10.56                .27                .31              .58            (.34)
October 31, 2003                                  10.04                .34                .50              .84            (.32)
October 31, 2002                                  10.22                .40               (.05)             .35            (.53)
October 31, 2001                                   9.61                .56                .63             1.19            (.58)
October 31, 2000 (1)                               9.46                .52                .08              .60            (.45)
December 31, 1999                                 10.11                .57               (.65)            (.08)           (.56)
-----------------------------------------------------------------------------------------------------------------------------------
TAX EXEMPT BOND FUND
Class C
April 30, 2005*                                   22.03                .26               (.25)             .01            (.24)
October 31, 2004                                  21.99                .53                .04              .57            (.53)
October 31, 2003                                  21.94                .58                .07              .65            (.60)
October 31, 2002                                  21.76                .60                .22              .82            (.64)
October 31, 2001                                  20.83                .68                .95             1.63            (.70)
October 31, 2000 (1)                              20.45                .59                .32              .91            (.53)
December 31, 1999 (5)                             21.38                .45               (.84)            (.39)           (.54)
-----------------------------------------------------------------------------------------------------------------------------------
Class E
April 30, 2005*                                   22.10                .34               (.26)             .08            (.32)
October 31, 2004                                  22.06                .69                .04              .73            (.69)
October 31, 2003                                  21.99                .75                .06              .81            (.74)
October 31, 2002                                  21.81                .78                .18              .96            (.78)
October 31, 2001                                  20.87                .84                .95             1.79            (.85)
October 31, 2000 (1)                              20.47                .71                .33             1.04            (.64)
December 31, 1999 (6)                             21.19                .50               (.71)            (.21)           (.51)
-----------------------------------------------------------------------------------------------------------------------------------
Class S
April 30, 2005*                                   22.07                .37               (.25)             .12            (.35)
October 31, 2004                                  22.03                .75                .03              .78            (.74)
October 31, 2003                                  21.96                .80                .07              .87            (.80)
October 31, 2002                                  21.79                .83                .18             1.01            (.84)
October 31, 2001                                  20.84                .89                .96             1.85            (.90)
October 31, 2000 (1)                              20.42                .75                .33             1.08            (.66)
December 31, 1999                                 21.39                .84               (.95)            (.11)           (.86)
-----------------------------------------------------------------------------------------------------------------------------------


                                                $
                                          DISTRIBUTIONS         $
                                            FROM NET        RETURN OF
                                          REALIZED GAIN      CAPITAL
------------------------------------------------------------------------
MULTISTRATEGY BOND FUND
Class C
April 30, 2005*                               (.13)            --
October 31, 2004                              (.15)            --
October 31, 2003                                --             --
October 31, 2002                                --             --
October 31, 2001                                --             --
October 31, 2000 (1)                            --             --
December 31, 1999 (2)                         (.01)            --
------------------------------------------------------------------------
Class E
April 30, 2005*                               (.13)            --
October 31, 2004                              (.15)            --
October 31, 2003                                --             --
October 31, 2002                                --             --
October 31, 2001                                --             --
October 31, 2000 (1)                            --             --
December 31, 1999                             (.01)            --
------------------------------------------------------------------------
Class S
April 30, 2005*                               (.13)            --
October 31, 2004                              (.15)            --
October 31, 2003                                --             --
October 31, 2002                                --             --
October 31, 2001                                --             --
October 31, 2000 (1)                            --             --
December 31, 1999                             (.01)            --
------------------------------------------------------------------------
TAX EXEMPT BOND FUND
Class C
April 30, 2005*                                 --             --
October 31, 2004                                --             --
October 31, 2003                                --             --
October 31, 2002                                --             --
October 31, 2001                                --             --
October 31, 2000 (1)                            --             --
December 31, 1999 (5)                           --             --
------------------------------------------------------------------------
Class E
April 30, 2005*                                 --             --
October 31, 2004                                --             --
October 31, 2003                                --             --
October 31, 2002                                --             --
October 31, 2001                                --             --
October 31, 2000 (1)                            --             --
December 31, 1999 (6)                           --             --
------------------------------------------------------------------------
Class S
April 30, 2005*                                 --             --
October 31, 2004                                --             --
October 31, 2003                                --             --
October 31, 2002                                --             --
October 31, 2001                                --             --
October 31, 2000 (1)                            --             --
December 31, 1999                               --             --
------------------------------------------------------------------------

See accompanying notes which are an integral part of the financial statements.

 192  Financial Highlights

                                 $                                     $
                          NET ASSET VALUE,          %             NET ASSETS,
             $                 END OF             TOTAL          END OF PERIOD
    TOTAL DISTRIBUTIONS        PERIOD           RETURN(B)            (000)
--------------------------------------------------------------------------------
           (.23)               10.47                .65               63,511
           (.39)               10.63               4.66               53,573
           (.22)               10.54               7.37               36,397
           (.43)               10.03               2.71               24,569
           (.48)               10.20              11.58               15,926
           (.40)                9.60               5.77               10,879
           (.46)                9.47              (2.10)               6,666
--------------------------------------------------------------------------------
           (.27)               10.48               1.03               35,622
           (.47)               10.64               5.43               31,621
           (.29)               10.55               8.23               20,975
           (.50)               10.03               3.36               14,017
           (.55)               10.21              12.40               12,675
           (.46)                9.61               6.46                6,182
           (.53)                9.47              (1.08)               3,248
--------------------------------------------------------------------------------
           (.28)               10.49               1.15            1,546,029
           (.49)               10.65               5.68            1,284,520
           (.32)               10.56               8.49              886,596
           (.53)               10.04               3.72              595,577
           (.58)               10.22              12.68              622,518
           (.45)                9.61               6.56              593,020
           (.57)                9.46               (.81)             556,703
--------------------------------------------------------------------------------
           (.24)               21.80               (.01)              11,598
           (.53)               22.03               2.62               10,611
           (.60)               21.99               2.98                8,701
           (.64)               21.94               3.84                7,179
           (.70)               21.76               7.95                2,248
           (.53)               20.83               4.53                  780
           (.54)               20.45              (1.82)                 474
--------------------------------------------------------------------------------
           (.32)               21.86                .37                7,486
           (.69)               22.10               3.38                6,488
           (.74)               22.06               3.75                5,849
           (.78)               21.99               4.54                5,051
           (.85)               21.81               8.77                6,398
           (.64)               20.87               5.17                3,445
           (.51)               20.47               (.99)               2,854
--------------------------------------------------------------------------------
           (.35)               21.84                .54              215,409
           (.74)               22.07               3.64              185,587
           (.80)               22.03               4.01              144,402
           (.84)               21.96               4.77              148,675
           (.90)               21.79               9.09              140,352
           (.66)               20.84               5.37              129,084
           (.86)               20.42               (.52)             123,960
--------------------------------------------------------------------------------

             %                   %                   %
     RATIO OF EXPENSES   RATIO OF EXPENSES     RATIO OF NET
        TO AVERAGE          TO AVERAGE       INVESTMENT INCOME          %
        NET ASSETS,         NET ASSETS,         TO AVERAGE          PORTFOLIO
         NET(C)(E)           GROSS(C)        NET ASSETS(C)(E)    TURNOVER RATE(B)
-----------------------------------------------------------------------------------
           1.85                1.86                2.11               274.46
           1.89                1.89                1.58               221.31
           1.94                1.95                2.22               281.71
           1.85                1.85                3.08               252.09
           1.89                1.89                4.63               176.44
           1.86                1.90                5.56               105.03
           1.80                1.84                4.80               134.11
-----------------------------------------------------------------------------------
           1.10                1.11                2.86               274.46
           1.14                1.14                2.32               221.31
           1.18                1.19                3.01               281.71
           1.17                1.17                3.80               252.09
           1.14                1.14                5.33               176.44
           1.11                1.15                6.31               105.03
           1.05                1.11                5.54               134.11
-----------------------------------------------------------------------------------
            .85                 .85                3.11               274.46
            .89                 .89                2.58               221.31
            .94                 .94                3.22               281.71
            .92                 .92                4.06               252.09
            .89                 .89                5.66               176.44
            .86                 .90                6.54               105.03
            .80                 .86                5.79               134.11
-----------------------------------------------------------------------------------
           1.49                1.50                2.40                17.19
           1.53                1.53                2.39                36.68
           1.56                1.56                2.62                37.46
           1.56                1.56                2.82                39.83
           1.53                1.53                3.18                31.16
           1.64                1.64                3.48                38.16
           1.57                1.57                3.12               119.34
-----------------------------------------------------------------------------------
            .74                 .74                3.15                17.19
            .78                 .78                3.14                36.68
            .81                 .81                3.37                37.46
            .83                 .83                3.57                39.83
            .78                 .78                3.93                31.16
            .89                 .89                4.08                38.16
            .82                 .82                3.76               119.34
-----------------------------------------------------------------------------------
            .49                 .49                3.40                17.19
            .53                 .53                3.39                36.68
            .56                 .56                3.62                37.46
            .57                 .57                3.84                39.83
            .53                 .53                4.21                31.16
            .64                 .64                4.32                38.16
            .57                 .57                3.99               119.34
-----------------------------------------------------------------------------------

  See accompanying notes which are an integral part of the financial statements.

                                                       Financial Highlights  193

FRANK RUSSELL INVESTMENT COMPANY
RUSSELL FUNDS

FINANCIAL HIGHLIGHTS -- FOR THE PERIODS ENDED

For a Share Outstanding Throughout Each Period.

                                                  $                  $                 $               $
                                           NET ASSET VALUE,         NET           NET REALIZED    TOTAL INCOME
                                             BEGINNING OF        INVESTMENT      AND UNREALIZED   (LOSS) FROM
                                                PERIOD        INCOME (LOSS)(A)    GAIN (LOSS)      OPERATIONS
--------------------------------------------------------------------------------------------------------------
TAX-MANAGED LARGE CAP FUND
Class C
April 30, 2005*                                  16.55               .03                .31             .34
October 31, 2004                                 15.02              (.06)              1.59            1.53
October 31, 2003                                 12.61              (.04)              2.45            2.41
October 31, 2002                                 15.60              (.06)             (2.93)          (2.99)
October 31, 2001                                 20.68              (.10)             (4.98)          (5.08)
October 31, 2000 (1)                             21.17              (.10)              (.39)           (.49)
December 31, 1999 (7)                            20.92                --(d)             .35             .35
--------------------------------------------------------------------------------------------------------------
Class E
April 30, 2005*                                  16.93               .10                .31             .41
October 31, 2004                                 15.30               .06               1.63            1.69
October 31, 2003                                 12.83               .06               2.50            2.56
October 31, 2002                                 15.78               .05              (2.95)          (2.90)
October 31, 2001 (8)                             20.10               .03              (4.25)          (4.22)
--------------------------------------------------------------------------------------------------------------
Class S
April 30, 2005*                                  16.99               .13                .31             .44
October 31, 2004                                 15.34               .10               1.63            1.73
October 31, 2003                                 12.87               .10               2.48            2.58
October 31, 2002                                 15.81               .09              (2.95)          (2.86)
October 31, 2001                                 20.87               .08              (5.04)          (4.96)
October 31, 2000 (1)                             21.17               .08               (.37)           (.29)
December 31, 1999                                18.26               .14               2.88            3.02
--------------------------------------------------------------------------------------------------------------
TAX-MANAGED MID & SMALL CAP FUND
Class C
April 30, 2005*                                  10.17              (.06)               .21             .15
October 31, 2004                                  9.33              (.13)               .97             .84
October 31, 2003                                  7.12              (.08)              2.29            2.21
October 31, 2002                                  7.88              (.09)              (.67)           (.76)
October 31, 2001                                 11.07               .12              (3.31)          (3.19)
October 31, 2000 (1)                             10.71              (.10)               .47             .37
December 31, 1999 (7)                            10.00                --(d)             .71             .71
--------------------------------------------------------------------------------------------------------------
Class E
April 30, 2005*                                  10.56              (.02)               .21             .19
October 31, 2004                                  9.62              (.06)              1.00             .94
October 31, 2003                                  7.28              (.02)              2.36            2.34
October 31, 2002                                  8.00              (.03)              (.69)           (.72)
October 31, 2001 (8)                             10.00              (.01)             (1.99)          (2.00)
--------------------------------------------------------------------------------------------------------------
Class S
April 30, 2005*                                  10.65                --(d)             .21             .21
October 31, 2004                                  9.68              (.03)              1.00             .97
October 31, 2003                                  7.31                --(d)            2.37            2.37
October 31, 2002                                  8.02              (.01)              (.69)           (.70)
October 31, 2001                                 11.15               .01              (3.14)          (3.13)
October 31, 2000 (1)                             10.73                --(d)             .43             .43
December 31, 1999 (7)                            10.00               .01                .72             .73
--------------------------------------------------------------------------------------------------------------

                                                  $                 $
                                            DISTRIBUTIONS     DISTRIBUTIONS        $
                                              FROM NET          FROM NET       RETURN OF
                                          INVESTMENT INCOME   REALIZED GAIN     CAPITAL
---------------------------------------------------------------------------------------------
TAX-MANAGED LARGE CAP FUND
Class C
April 30, 2005*                                 (.02)                --             --
October 31, 2004                                  --                 --             --
October 31, 2003                                  --                 --             --
October 31, 2002                                  --                 --             --
October 31, 2001                                  --                 --             --
October 31, 2000 (1)                              --                 --             --
December 31, 1999 (7)                           (.10)                --             --
---------------------------------------------------------------------------------------------
Class E
April 30, 2005*                                 (.14)                --             --
October 31, 2004                                (.06)                --             --
October 31, 2003                                (.09)                --             --
October 31, 2002                                (.05)                --             --
October 31, 2001 (8)                            (.10)                --             --
---------------------------------------------------------------------------------------------
Class S
April 30, 2005*                                 (.18)                --             --
October 31, 2004                                (.08)                --             --
October 31, 2003                                (.11)                --             --
October 31, 2002                                (.08)                --             --
October 31, 2001                                (.10)                --             --
October 31, 2000 (1)                            (.01)                --             --
December 31, 1999                               (.11)                --             --
---------------------------------------------------------------------------------------------
TAX-MANAGED MID & SMALL CAP FUND
Class C
April 30, 2005*                                   --                 --             --
October 31, 2004                                  --                 --             --
October 31, 2003                                  --                 --             --
October 31, 2002                                  --                 --             --
October 31, 2001                                  --                 --             --
October 31, 2000 (1)                            (.01)                --             --
December 31, 1999 (7)                             --                 --             --
---------------------------------------------------------------------------------------------
Class E
April 30, 2005*                                   --                 --             --
October 31, 2004                                  --                 --             --
October 31, 2003                                  --                 --             --
October 31, 2002                                  --                 --             --
October 31, 2001 (8)                              --                 --             --
---------------------------------------------------------------------------------------------
Class S
April 30, 2005*                                   --                 --             --
October 31, 2004                                  --                 --             --
October 31, 2003                                  --                 --             --
October 31, 2002                                (.01)                --             --
October 31, 2001                                  --                 --             --
October 31, 2000 (1)                            (.01)                --             --
December 31, 1999 (7)                             --                 --             --
---------------------------------------------------------------------------------------------

See accompanying notes which are an integral part of the financial statements.

 194  Financial Highlights

                              $                                     $
           $           NET ASSET VALUE,          %             NET ASSETS,
         TOTAL              END OF             TOTAL          END OF PERIOD
     DISTRIBUTIONS          PERIOD           RETURN(B)            (000)
-----------------------------------------------------------------------------
          (.02)             16.87                2.04             15,389
            --              16.55               10.19             13,304
            --              15.02               19.11             10,022
            --              12.61              (19.17)             7,740
            --              15.60              (24.57)             7,611
            --              20.68               (2.30)             6,596
          (.10)             21.17                2.24                308
-----------------------------------------------------------------------------
          (.14)             17.20                2.42              7,054
          (.06)             16.93               11.05              5,991
          (.09)             15.30               20.04              4,743
          (.05)             12.83              (18.47)             2,618
          (.10)             15.78              (21.10)             3,359
-----------------------------------------------------------------------------
          (.18)             17.25                2.51            359,874
          (.08)             16.99               11.33            342,640
          (.11)             15.34               20.24            307,458
          (.08)             12.87              (18.21)           345,335
          (.10)             15.81              (23.86)           448,557
          (.01)             20.87               (1.39)           674,460
          (.11)             21.17               16.57            566,001
-----------------------------------------------------------------------------
            --              10.32                1.47              7,575
            --              10.17                9.00              6,041
            --               9.33               31.04              5,025
            --               7.12               (9.65)             3,450
            --               7.88              (28.88)             2,688
          (.01)             11.07                3.52              2,414
            --              10.71                7.10                222
-----------------------------------------------------------------------------
            --              10.75                1.80              1,275
            --              10.56                9.77              1,279
            --               9.62               32.14                850
            --               7.28               (9.00)               885
            --               8.00              (20.00)               837
-----------------------------------------------------------------------------
            --              10.86                1.97            130,998
            --              10.65               10.02            123,045
            --               9.68               32.42            106,738
          (.01)              7.31               (8.77)            82,523
            --               8.02              (28.14)            90,095
          (.01)             11.15                4.08            105,630
            --              10.73                7.30             29,053
-----------------------------------------------------------------------------

             %                   %                   %
     RATIO OF EXPENSES   RATIO OF EXPENSES     RATIO OF NET
        TO AVERAGE          TO AVERAGE       INVESTMENT INCOME          %
        NET ASSETS,         NET ASSETS,         TO AVERAGE          PORTFOLIO
         NET(C)(E)           GROSS(C)        NET ASSETS(C)(E)    TURNOVER RATE(B)
-----------------------------------------------------------------------------------
           1.88                1.89                  .40               27.42
           1.92                1.92                 (.38)              32.15
           1.94                1.94                 (.30)             127.47
           1.91                1.91                 (.40)              65.39
           1.88                1.88                 (.56)              52.57
           1.86                1.86                 (.58)              43.48
           1.57                1.57                 (.28)              48.35
-----------------------------------------------------------------------------------
           1.13                1.14                 1.19               27.42
           1.17                1.17                  .37               32.15
           1.19                1.19                  .46              127.47
           1.16                1.16                  .36               65.39
           1.15                1.15                  .16               52.57
-----------------------------------------------------------------------------------
            .88                 .89                 1.45               27.42
            .92                 .92                  .62               32.15
            .94                 .94                  .71              127.47
            .91                 .91                  .58               65.39
            .88                 .88                  .45               52.57
            .86                 .86                  .46               43.48
            .85                 .85                  .71               48.35
-----------------------------------------------------------------------------------
           2.22                2.32                (1.02)              28.37
           2.25                2.34                (1.33)             203.33
           2.25                2.49                (1.06)              81.91
           2.25                2.53                (1.12)              89.13
           2.25                2.54                 (.93)             105.31
           2.25                2.77                (1.05)              71.20
           2.18                8.78                  .73                3.33
-----------------------------------------------------------------------------------
           1.46                1.57                 (.29)              28.37
           1.50                1.59                 (.58)             203.33
           1.50                1.74                 (.31)              81.91
           1.50                1.78                 (.37)              89.13
           1.50                1.84                 (.16)             105.31
-----------------------------------------------------------------------------------
           1.20                1.32                 (.02)              28.37
           1.25                1.34                 (.32)             203.33
           1.25                1.49                 (.06)              81.91
           1.25                1.53                 (.13)              89.13
           1.25                1.54                  .07              105.31
           1.25                1.85                 (.04)              71.20
           1.25                7.95                 1.92                3.33
-----------------------------------------------------------------------------------

  See accompanying notes which are an integral part of the financial statements.

                                                       Financial Highlights  195

FRANK RUSSELL INVESTMENT COMPANY
RUSSELL FUNDS

FINANCIAL HIGHLIGHTS -- FOR THE PERIODS ENDED

For a Share Outstanding Throughout Each Period.

                                                  $                  $                 $               $
                                           NET ASSET VALUE,         NET           NET REALIZED    TOTAL INCOME
                                             BEGINNING OF        INVESTMENT      AND UNREALIZED   (LOSS) FROM
                                                PERIOD        INCOME (LOSS)(A)    GAIN (LOSS)      OPERATIONS
--------------------------------------------------------------------------------------------------------------
SELECT GROWTH FUND
Class C
April 30, 2005*                                   6.85              (.03)                --           (.03)
October 31, 2004                                  6.85              (.11)               .11             --
October 31, 2003                                  5.23              (.09)              1.71           1.62
October 31, 2002                                  6.65              (.10)             (1.32)         (1.42)
October 31, 2001 (9)                             10.00              (.08)             (3.27)         (3.35)
--------------------------------------------------------------------------------------------------------------
Class E
April 30, 2005*                                   7.08                --(d)              --(d)          --
October 31, 2004                                  7.03              (.05)               .10            .05
October 31, 2003                                  5.31              (.04)              1.76           1.72
October 31, 2002                                  6.68              (.04)             (1.33)         (1.37)
October 31, 2001 (9)                             10.00              (.02)             (3.30)         (3.32)
--------------------------------------------------------------------------------------------------------------
Class I
April 30, 2005*                                   7.19               .01                 --(d)         .01
October 31, 2004                                  7.10              (.02)               .11            .09
October 31, 2003                                  5.35              (.02)              1.77           1.75
October 31, 2002                                  6.71              (.02)             (1.34)         (1.36)
October 31, 2001 (9)                             10.00                --(d)           (3.29)         (3.29)
--------------------------------------------------------------------------------------------------------------
Class S
April 30, 2005*                                   7.15               .01                 --(d)         .01
October 31, 2004                                  7.08              (.03)               .10            .07
October 31, 2003                                  5.34              (.02)              1.76           1.74
October 31, 2002                                  6.71              (.02)             (1.35)         (1.37)
October 31, 2001 (9)                             10.00                --(d)           (3.29)         (3.29)
--------------------------------------------------------------------------------------------------------------
SELECT VALUE FUND
Class C
April 30, 2005*                                  10.15                --(d)             .55            .55
October 31, 2004                                  8.97              (.03)              1.22           1.19
October 31, 2003                                  7.41              (.01)              1.58           1.57
October 31, 2002                                  8.51              (.02)             (1.07)         (1.09)
October 31, 2001 (9)                             10.00                --(d)           (1.48)         (1.48)
--------------------------------------------------------------------------------------------------------------
Class E
April 30, 2005*                                  10.28               .05                .55            .60
October 31, 2004                                  9.05               .05               1.23           1.28
October 31, 2003                                  7.46               .06               1.58           1.64
October 31, 2002                                  8.53               .06              (1.07)         (1.01)
October 31, 2001 (9)                             10.00               .05              (1.48)         (1.43)
--------------------------------------------------------------------------------------------------------------
Class I
April 30, 2005*                                  10.30               .07                .56            .63
October 31, 2004                                  9.07               .10               1.22           1.32
October 31, 2003                                  7.46               .08               1.61           1.69
October 31, 2002                                  8.54               .08              (1.07)          (.99)
October 31, 2001 (9)                             10.00               .09              (1.48)         (1.39)
--------------------------------------------------------------------------------------------------------------
Class S
April 30, 2005*                                  10.29               .06                .55            .61
October 31, 2004                                  9.05               .08               1.24           1.32
October 31, 2003                                  7.45               .07               1.60           1.67
October 31, 2002                                  8.53               .07              (1.07)         (1.00)
October 31, 2001 (9)                             10.00               .08              (1.48)         (1.40)
--------------------------------------------------------------------------------------------------------------

                                                  $                 $
                                            DISTRIBUTIONS     DISTRIBUTIONS        $
                                              FROM NET          FROM NET       RETURN OF
                                          INVESTMENT INCOME   REALIZED GAIN     CAPITAL
-------------------------------------------------------------------------------------------
SELECT GROWTH FUND
Class C
April 30, 2005*                                   --                --              --
October 31, 2004                                  --                --              --
October 31, 2003                                  --                --              --
October 31, 2002                                  --                --              --
October 31, 2001 (9)                              --                --              --
-------------------------------------------------------------------------------------------
Class E
April 30, 2005*                                   --                --              --
October 31, 2004                                  --                --              --
October 31, 2003                                  --                --              --
October 31, 2002                                  --                --              --
October 31, 2001 (9)                              --                --              --
-------------------------------------------------------------------------------------------
Class I
April 30, 2005*                                   --                --              --
October 31, 2004                                  --                --              --
October 31, 2003                                  --                --              --
October 31, 2002                                  --                --              --
October 31, 2001 (9)                              --                --              --
-------------------------------------------------------------------------------------------
Class S
April 30, 2005*                                   --                --              --
October 31, 2004                                  --                --              --
October 31, 2003                                  --                --              --
October 31, 2002                                  --                --              --
October 31, 2001 (9)                              --                --              --
-------------------------------------------------------------------------------------------
SELECT VALUE FUND
Class C
April 30, 2005*                                 (.01)             (.01)             --
October 31, 2004                                (.01)               --              --
October 31, 2003                                (.01)               --              --
October 31, 2002                                (.01)               --              --
October 31, 2001 (9)                            (.01)               --              --
-------------------------------------------------------------------------------------------
Class E
April 30, 2005*                                 (.04)             (.01)             --
October 31, 2004                                (.05)               --              --
October 31, 2003                                (.05)               --              --
October 31, 2002                                (.06)               --              --
October 31, 2001 (9)                            (.04)               --              --
-------------------------------------------------------------------------------------------
Class I
April 30, 2005*                                 (.06)             (.01)             --
October 31, 2004                                (.09)               --              --
October 31, 2003                                (.08)               --              --
October 31, 2002                                (.09)               --              --
October 31, 2001 (9)                            (.07)               --              --
-------------------------------------------------------------------------------------------
Class S
April 30, 2005*                                 (.05)             (.01)             --
October 31, 2004                                (.08)               --              --
October 31, 2003                                (.07)               --              --
October 31, 2002                                (.08)               --              --
October 31, 2001 (9)                            (.07)               --              --
-------------------------------------------------------------------------------------------

See accompanying notes which are an integral part of the financial statements.

 196  Financial Highlights

                              $                                     $
           $           NET ASSET VALUE,          %             NET ASSETS,
         TOTAL              END OF             TOTAL          END OF PERIOD
     DISTRIBUTIONS          PERIOD           RETURN(B)            (000)
-----------------------------------------------------------------------------
            --               6.82                (.44)             7,640
            --               6.85                (.15)             5,942
            --               6.85               31.17              3,265
            --               5.23              (21.35)             1,341
            --               6.65              (33.50)             1,017
-----------------------------------------------------------------------------
            --               7.08                  --              5,988
            --               7.08                 .71              5,749
            --               7.03               32.39              4,865
            --               5.31              (20.51)             2,814
            --               6.68              (33.20)             2,714
-----------------------------------------------------------------------------
            --               7.20                 .28             91,720
            --               7.19                1.13             60,006
            --               7.10               32.71             32,003
            --               5.35              (20.27)            18,150
            --               6.71              (32.90)            21,044
-----------------------------------------------------------------------------
            --               7.16                 .14             61,077
            --               7.15                 .99             51,569
            --               7.08               32.58             42,421
            --               5.34              (20.42)            24,389
            --               6.71              (32.90)            24,072
-----------------------------------------------------------------------------
          (.02)             10.68                5.41             20,119
          (.01)             10.15               13.24             16,834
          (.01)              8.97               21.19              9,972
          (.01)              7.41              (12.82)             2,061
          (.01)              8.51              (14.76)             1,844
-----------------------------------------------------------------------------
          (.05)             10.83                5.88             10,080
          (.05)             10.28               14.31              9,167
          (.05)              9.05               22.01              7,778
          (.06)              7.46              (11.86)             3,314
          (.04)              8.53              (14.33)             3,155
-----------------------------------------------------------------------------
          (.07)             10.86                6.14            121,080
          (.09)             10.30               14.77            102,397
          (.08)              9.07               22.60             74,600
          (.09)              7.46              (11.72)            35,169
          (.07)              8.54              (13.92)            28,983
-----------------------------------------------------------------------------
          (.06)             10.84                5.96            194,761
          (.08)             10.29               14.61            173,635
          (.07)              9.05               22.53            128,383
          (.08)              7.45              (11.78)            31,806
          (.07)              8.53              (14.04)            31,288
-----------------------------------------------------------------------------

             %                   %                   %
     RATIO OF EXPENSES   RATIO OF EXPENSES     RATIO OF NET
        TO AVERAGE          TO AVERAGE       INVESTMENT INCOME          %
        NET ASSETS,         NET ASSETS,         TO AVERAGE          PORTFOLIO
         NET(C)(E)           GROSS(C)        NET ASSETS(C)(E)    TURNOVER RATE(B)
----------------------------------------------------------------------------------
           2.18                2.29                 (.95)              64.77
           2.25                2.50                (1.53)             134.00
           2.20                2.74                (1.57)             149.76
           2.11                2.82                (1.53)             212.37
           2.17                2.97                (1.32)             169.36
----------------------------------------------------------------------------------
           1.23                1.40                  .05               64.77
           1.36                1.54                 (.65)             134.00
           1.26                1.79                 (.62)             149.76
           1.16                1.87                 (.58)             212.37
           1.29                2.05                 (.45)             169.36
----------------------------------------------------------------------------------
            .89                1.08                  .30               64.77
            .95                1.20                 (.23)             134.00
            .93                1.58                 (.31)             149.76
            .89                1.65                 (.31)             212.37
            .89                1.75                 (.03)             169.36
----------------------------------------------------------------------------------
            .99                1.16                  .27               64.77
           1.09                1.27                 (.38)             134.00
           1.03                1.56                 (.40)             149.76
            .97                1.68                 (.39)             212.37
            .94                1.74                 (.09)             169.36
----------------------------------------------------------------------------------
           2.18                2.21                 (.07)              42.78
           2.25                2.32                 (.31)              96.07
           2.15                2.42                 (.12)             105.71
           2.00                2.40                 (.27)              92.95
           2.00                2.64                  .00               71.75
----------------------------------------------------------------------------------
           1.21                1.31                  .91               42.78
           1.39                1.39                  .55               96.07
           1.21                1.48                  .77              105.71
           1.04                1.43                  .70               92.95
           1.25                1.85                  .76               71.75
----------------------------------------------------------------------------------
            .79                 .90                 1.33               42.78
            .95                 .95                 1.00               96.07
            .90                1.23                 1.12              105.71
            .79                1.22                  .95               92.95
            .79                1.48                 1.25               71.75
----------------------------------------------------------------------------------
           1.03                1.10                 1.09               42.78
           1.10                1.10                  .84               96.07
           1.01                1.28                 1.03              105.71
            .87                1.27                  .86               92.95
            .86                1.50                 1.18               71.75
----------------------------------------------------------------------------------

  See accompanying notes which are an integral part of the financial statements.

                                                       Financial Highlights  197

FRANK RUSSELL INVESTMENT COMPANY
RUSSELL FUNDS

NOTES TO FINANCIAL HIGHLIGHTS -- APRIL 30, 2005 (UNAUDITED)

--------------------------------------------------------------------------------
*     For the six months ended April 30, 2005 (Unaudited).
(1)   For the ten months ended October 31, 2000.
(2)   For the period January 27, 1999 (commencement of sale) to December 31,
      1999.
(3)   For the period February 18, 1999 (commencement of sale) to December 31,
      1999.
(4)   For the period March 3, 1999 (commencement of sale) to December 31, 1999.
(5)   For the period March 29, 1999 (commencement of sale) to December 31, 1999.
(6)   For the period May 14, 1999 (commencement of sale) to December 31, 1999.
(7) For the period December 1, 1999 (commencement of operations) to December 31, 1999.
(8)   For the period December 6, 2000 (commencement of sale) to October 31,
      2001.
(9) For the period January 31, 2001 (commencement of operations) to October 31, 2001.
(a)   Average month-end shares outstanding were used for this calculation.
(b)   Periods less than one year are not annualized.
(c)   The ratios for periods less than one year are annualized.
(d)   Less than $.01 per share.
(e) May reflect amounts waived and/or reimbursed by the investment advisor and for certain funds, custody credit arrangements.
      The custody credit arrangements had an impact of less than .005%.

See accompanying notes which are an integral part of the financial statements.

 198  Notes to Financial Highlights

FRANK RUSSELL INVESTMENT COMPANY
RUSSELL FUNDS

NOTES TO FINANCIAL STATEMENTS -- APRIL 30, 2005 (UNAUDITED)

--------------------------------------------------------------------------------
1. ORGANIZATION

   Frank Russell Investment Company (the "Investment Company") is a series investment company with 34 different investment portfolios referred to as Funds. These financial statements report on fourteen of these Funds. The Investment Company is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. It is organized and operates as a Massachusetts business trust under an amended and restated master trust agreement dated August 19, 2002. The Investment Company's master trust agreement permits the Board of Trustees to issue an unlimited number of shares of beneficial interest at a $.01 par value per share.

2. SIGNIFICANT ACCOUNTING POLICIES

   The Funds' financial statements are prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP") which require the use of management estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following is a summary of the significant accounting policies consistently followed by each Fund in the preparation of its financial statements.

   Security valuation

   The Funds value portfolio securities according to Board-approved Securities Valuation Procedures, including Market Value Procedures, Fair Value Procedures and Pricing Services. Money market fund securities are priced using the amortized cost method of valuation, as are debt obligation securities maturing within 60 days of the date of purchase, unless the Board determines that amortized cost does not represent market value of short-term debt obligations. The Board has delegated the responsibility for administration of the Securities Valuation Procedures to FRIMCo.

   Ordinarily, the Funds value each portfolio security based on market quotations provided by Pricing Services or alternative pricing services or dealers (when permitted by the Market Value Procedures). Generally, Fund securities are valued at the close of the market on which they are traded as follows:

   - US listed equities; equity and fixed income options: Last sale price; last bid price if no sales;

   - US over-the-counter equities: Official closing price; last bid price if no closing price;

   - Foreign equities: Official closing price, where available, or last sale price; last bid price if no closing price;

   - Listed ADRs/GDRs: Last sale price; last bid price if no sales;

   - Municipal bonds, US bonds, Eurobonds/foreign bonds: Evaluated bid price; broker quote if no evaluated bid price;

   - Futures: Settlement price.

   - Investments in other mutual funds are valued at their net asset value per share, calculated at 4 p.m. Eastern time or as of the close of the NYSE, whichever is earlier.

   - The value of swap agreements are equal to the Funds' obligation (or rights) under swap contracts which will generally be equal to the net amounts to be paid or received under the contracts based upon the relative values of the positions held by each party to the contracts.

   - International equity securities traded on a national securities foreign exchange or an over-the-counter market (foreign or domestic) are valued on the basis of the official closing price, or lacking the official closing price, at the last sale price on the primary exchange on which the security is traded.

   If market quotations are not readily available for a security or if subsequent events suggest that a market quotation is not reliable, the Funds will use the security's fair value, as determined in accordance with the Fair Value Procedures. This generally means that equity securities and fixed income securities listed and traded principally on any national securities exchange are valued on the basis of the last sale price or, lacking any sales, at the closing bid price, on the primary exchange on which the security is traded. The Fair Value Procedures may involve subjective judgments as to the fair value of securities. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Funds' Board of Trustees believes reflects fair value. The use of fair value pricing by a Fund may cause the net asset value of its shares to differ significantly from the net asset value that would

                                              Notes to Financial Statements  199

FRANK RUSSELL INVESTMENT COMPANY
RUSSELL FUNDS

NOTES TO FINANCIAL STATEMENTS, CONTINUED -- APRIL 30, 2005 (UNAUDITED)

--------------------------------------------------------------------------------

   be calculated using current market values. Fair value pricing could also cause discrepancies between the daily movement of the value of Fund shares and the daily movement of the benchmark index if the index is valued using another pricing method.

   This policy is intended to assure that the Funds' net asset values fairly reflect security values as of the time of pricing. Events or circumstances affecting the values of Fund securities that occur between the closing of the principal markets on which they trade and the time the net asset value of Fund Shares is determined may be reflected in the calculation of net asset values for each applicable Fund when the Funds deem that the particular event or circumstance would materially affect such Fund's net asset value. FRIC Funds that invest primarily in frequently traded exchange listed securities will use fair value pricing in limited circumstances since reliable market quotations will often be readily available. FRIC Funds that invest in foreign securities are likely to use fair value pricing more often since significant events may occur between the close of foreign markets and the time of pricing which would trigger fair value pricing of the foreign securities. FRIC Funds that invest in low rated debt securities are also likely to use fair value pricing more often since the markets in which such securities are traded are generally thinner, more limited and less active than those for higher rated securities. Examples of events that could trigger fair value pricing of one or more securities are: a material market movement (defined in the Fair Value Procedures as the movement by any two of four major US Indexes greater than a certain percentage); a company event such as a material business development, dividend declaration, stock split or rights offering; a material disaster; or an armed conflict.

   Because foreign securities can trade on non-business days, the net asset value of a Fund's portfolio that includes foreign securities may change on days when shareholders will not be able to purchase or redeem fund shares.

   Investment transactions

   Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the basis of specific identified cost incurred by each money manager within a particular Fund.

   Investment income

   Dividend income is recorded net of applicable withholding taxes on the ex-dividend date, except that certain dividends from foreign securities are recorded as soon thereafter as the Funds are informed of the ex-dividend date. Interest income is recorded daily on the accrual basis. All premiums and discounts, including original issue discounts, are amortized/accreted using the interest method.

   Federal income taxes

   Since the Investment Company is a Massachusetts business trust, each Fund is a separate corporate taxpayer and determines its net investment income and capital gains (or losses) and the amounts to be distributed to each Fund's shareholders without regard to the income and capital gains (or losses) of the other Funds.

   It is each Fund's intention to qualify as a regulated investment company and distribute all of its taxable income and capital gains. Therefore, no federal income or excise tax provision was required for the Funds.

   Dividends and distributions to shareholders

   For all Funds, income, dividends and capital gain distributions, if any, are recorded on the ex-dividend date. Dividends are generally declared and paid quarterly for the domestic equity Funds, annually for the international Funds, and monthly for the fixed income Funds. Capital gain distributions are generally declared and paid annually. An additional distribution may be paid by the Funds to avoid imposition of federal income and excise tax on any remaining undistributed capital gains and net investment income.

   The timing and characterization of certain income and capital gain distributions are determined in accordance with federal tax regulations which may differ from GAAP. As a result, net investment income and net realized gain (or loss) on investment and foreign currency-related transactions for a reporting period may differ significantly from distributions during such period. The differences between tax regulations and GAAP primarily relate to investments in options, futures, forward contracts, swap contracts, passive foreign investment companies, foreign-denominated investments, mortgage-backed securities, certain securities sold at a loss and capital loss carryforwards.

 200  Notes to Financial Statements

FRANK RUSSELL INVESTMENT COMPANY
RUSSELL FUNDS

NOTES TO FINANCIAL STATEMENTS, CONTINUED -- APRIL 30, 2005 (UNAUDITED)

--------------------------------------------------------------------------------

   Expenses

   The Funds will pay their own expenses other than those expressly assumed by Frank Russell Investment Management Company ("FRIMCo" or "Advisor"). Most expenses can be directly attributed to the individual Funds. Expenses which cannot be directly attributed to a specific Fund are allocated among all Funds principally based on their relative net assets.

   Class Allocation

   The Funds presented herein offer the following classes of shares: Class C, Class E, Class I and Class S. All share classes have identical voting, dividend, liquidation and other rights and the same terms and conditions. The separate classes of shares differ principally in the applicable distribution fees and shareholder servicing fees. Shareholders of each class bear certain expenses that pertain to that particular class. Realized and unrealized gains (losses), net investment income, and expenses with the exception of class level expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class.

   Foreign currency translations

   The books and records of the Funds are maintained in US dollars. Foreign currency amounts and transactions of the Funds are translated into US dollars on the following basis:

   (a) Market value of investment securities, other assets and liabilities at the closing rate of exchange on the valuation date.

   (b) Purchases and sales of investment securities and income at the closing rate of exchange prevailing on the respective trade dates of such transactions.

   Reported net realized gains or losses from foreign currency-related transactions arise from: sales and maturities of short-term securities; sales of foreign currencies; currency gains or losses realized between the trade and settlement dates on securities transactions; the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds' books and the US dollar equivalent of the amounts actually received or paid. Net unrealized gains or losses from foreign currency-related transactions arise from changes in the value of assets and liabilities, other than investments in securities, at year-end, as a result of changes in the exchange rates.

   The Funds do not isolate that portion of the results of operations of the Funds that arises as a result of changes in exchange rates from that portion that arises from changes in market prices of investments during the year. Such fluctuations are included with the net realized and unrealized gain or loss from investments. However, for federal income tax purposes the Funds do isolate the effects of changes in foreign exchange rates from the fluctuations arising from changes in market prices for realized gain (or loss) on debt obligations.

   Capital Gains Taxes

   The International Securities Fund and Emerging Markets Fund may be subject to capital gains taxes and repatriation taxes imposed by certain countries in which they invest. The Funds have recorded a deferred tax liability in respect of unrealized appreciation on foreign securities for potential capital gains and repatriation taxes at April 30, 2005. The accrual for capital gains and repatriation taxes is included in net unrealized appreciation (depreciation) on investments in the Statement of Asset and Liabilities for the Funds. The amounts related to capital gains taxes are included in net realized gain (loss) on investments in the Statements of Operations for the Funds.

                                               DEFERRED TAX            CAPITAL GAINS
                   FUNDS                        LIABILITY                  TAXES
   --------------------------------------------------------------------------------------
   International Securities Fund          $                 --     $              129,751
   Emerging Markets Fund                             1,076,405                    260,330

   Derivatives

   To the extent permitted by the investment objectives, restrictions and policies set forth in the Funds' Prospectus and Statement of Additional Information, the Funds may participate in various derivative-based transactions. Derivative securities are instruments or agreements whose value is derived from an underlying security or index. They include options, futures, swaps, swaptions, forwards, structured notes and stripped securities. These instruments offer unique characteristics that assist the Funds in meeting their investment strategies.

                                              Notes to Financial Statements  201

FRANK RUSSELL INVESTMENT COMPANY
RUSSELL FUNDS

NOTES TO FINANCIAL STATEMENTS, CONTINUED -- APRIL 30, 2005 (UNAUDITED)

--------------------------------------------------------------------------------

   The Funds typically use derivatives in two ways: hedging and return enhancement. The Funds may use a hedging strategy for their cash reserves to achieve a strategy of being fully invested by exposing those reserves to the performance of appropriate markets by purchasing equity or fixed income securities, as appropriate, and/or derivatives. Hedging is also used by some Funds to limit or control risks, such as adverse movements in exchange rates and interest rates. Return enhancement can be accomplished through the use of derivatives in a Fund. By purchasing certain instruments, Funds may more effectively achieve the desired portfolio characteristics that assist them in meeting their investment objectives. Depending on how the derivatives are structured and utilized, the risks associated with them may vary widely. These risks are generally categorized as market risk, liquidity risk and counterparty or credit risk.

   Foreign currency exchange contracts

   In connection with portfolio purchases and sales of securities denominated in a foreign currency, certain Funds may enter into foreign currency exchange spot contracts and forward foreign currency exchange contracts ("contracts"). The International Securities Fund may enter into forward foreign currency overlays on liquidity reserve balances. Additionally, from time to time the International Securities, Emerging Markets, Short Duration Bond, Diversified Bond and Multistrategy Bond Funds may enter into contracts to hedge certain foreign currency-denominated assets. Contracts are recorded at market value. Certain risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and are generally limited to the amount of unrealized gain on the contracts, if any, that are recognized in the Statement of Assets and Liabilities. Realized gains or losses arising from such transactions are included in net realized gain (or loss) from foreign currency-related transactions. Open contracts at April 30, 2005 are presented on the Schedule of Investments for the applicable Funds.

   Forward commitments

   The Funds may contract to purchase securities for a fixed price at a future date beyond customary settlement time (not to exceed 120 days) consistent with a Fund's ability to manage its investment portfolio and meet redemption requests. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The Funds may dispose of a forward commitment transaction prior to settlement if it is appropriate to do so and realize short-term gains (or losses) upon such sale. When effecting such transactions, cash or liquid high-grade debt obligations of the Fund in a dollar amount sufficient to make payment for the portfolio securities to be purchased will be segregated on the Fund's records at the trade date and maintained until the transaction is settled. A forward commitment transaction involves a risk of loss if the value of the security to be purchased declines prior to the settlement date or the other party to the transaction fails to complete the transaction.

   Options

   The Funds may purchase and sell (write) call and put options on securities and securities indices, provided such options are traded on a national securities exchange or in an over-the-counter market. The Funds may also purchase and sell call and put options on foreign currencies. The domestic equity Funds may utilize options to equitize liquidity reserve balances.

   When a Fund writes a covered call or a put option, an amount equal to the premium received by the Fund is included in the Fund's Statement of Assets and Liabilities as an asset and as an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. The Fund receives a premium on the sale of a call option but gives up the opportunity to profit from any increase in stock value above the exercise price of the option, and when the Fund writes a put option it is exposed to a decline in the price of the underlying security.

   Whether an option which the Fund has written expires on its stipulated expiration date or the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss, if the cost of a closing purchase transaction exceeds the premium received when the option was sold) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a call option which the Fund has written is exercised, the Fund realizes a capital gain or loss from the sale of the underlying security, and the proceeds from such sale are increased by the premium originally received. When a put option which a Fund has written is exercised, the amount of the premium originally received will reduce the cost of the security which a Fund purchases upon exercise of the option. Realized gains (losses) on purchased options are included in net realized gain (loss) from investments.

 202  Notes to Financial Statements

FRANK RUSSELL INVESTMENT COMPANY
RUSSELL FUNDS

NOTES TO FINANCIAL STATEMENTS, CONTINUED -- APRIL 30, 2005 (UNAUDITED)

--------------------------------------------------------------------------------

   The Funds' use of written options involves, to varying degrees, elements of market risk in excess of the amount recognized in the Statement of Assets and Liabilities. The face or contract amounts of these instruments reflect the extent of the Funds' exposure to market risk. The risks may be caused by an imperfect correlation between movements in the price of the instrument and the price of the underlying securities and interest rates.

   Futures Contracts

   The funds presented herein may invest in futures contracts (i.e., interest rate, foreign currency and index futures contracts) to a limited extent. The face or contract amounts of these instruments reflect the extent of the Funds' exposure to off balance sheet risk. The primary risks associated with the use of futures contracts are an imperfect correlation between the change in market value of the securities held by the Fund and the prices of futures contracts and the possibility of an illiquid market. Upon entering into a futures contract, the Funds are required to deposit with a broker an amount, termed the initial margin, which typically represents 5% of the purchase price indicated in the futures contract. Payments to and from the broker, known as variation margin, are required to be made on a daily basis as the price of the futures contract fluctuates. Changes in initial settlement value are accounted for as unrealized appreciation (depreciation) until the contracts are terminated, at which time realized gains and losses are recognized.

   Index Swap Agreements

   The Funds may enter into swap agreements as an additional hedging strategy for cash reserves held by those Funds or to effect investment transactions consistent with these Funds' investment objectives and strategies. Swap agreements are two party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard swap transaction, the two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular investments or instruments. The returns to be exchanged between the parties are calculated with respect to a "notional amount" (i.e. a specified dollar amount that is hypothetically invested in a "basket" of securities representing a particular index). Amounts paid to and received from the swap counterparties representing capital appreciation and depreciation on the underlying securities and accrued interest expense and interest income are recorded as net realized gain (loss). The Fund is exposed to credit risk in the event of non-performance by the swap counterparties; however, the Fund does not anticipate non-performance by the counterparties.

   Swap Agreements

   The Short Duration Bond, Diversified Bond and Multistrategy Bond Funds may enter into swap agreements, on either an asset-based or liability-based basis, depending on whether they are hedging their assets or their liabilities, and will usually enter into swaps on a net basis, i.e., the two payment streams are netted out, with the Funds receiving or paying, as the case may be, only the net amount of the two payments. When a Fund engages in a swap, it exchanges its obligations to pay or rights to receive payments for the obligations or rights to receive payments of another party (i.e., an exchange of floating rate payments for fixed rate payments).

   The Fund may enter into several different types of agreements including interest rate, credit default and currency swaps. Interest rate swaps are a counterparty agreement and can be customized to meet each parties needs and involves the exchange of a fixed payment per period for a payment that is not fixed. Currency swaps are an agreement where two parties exchange specified amounts of different currencies which are followed by a series of interest payments that are exchanged based on the principal cash flow. At maturity the principal amounts are exchanged back. Credit default swaps are a counterparty agreement which allows the transfer of third party credit risk (the possibility that a issuer will default on their obligation by failing to pay principal or interest in a timely manner ) from one party to another. The lender faces the credit risk from a third party and the counterparty in the swap agrees to insure this risk in exchange for regular periodic payments.

   The Fund expects to enter into these transactions primarily to preserve a return or spread on a particular investment or portion of their portfolios or to protect against any increase in the price of securities they anticipate purchasing at a later date. The net amount of the excess, if any, of the Funds' obligations over their entitlements with respect to each swap will be accrued on a daily basis and an amount of cash or liquid high-grade debt securities having an aggregate net asset value at least equal to the accrued excess will be maintained in a segregated account by the Funds' custodian. To the extent that the Funds enter into swaps on other than a net basis, the amount maintained in a segregated account will be the full amount of the Funds' obligations, if any, with respect to such interest rate swaps, accrued on a daily basis. If there is a default by the other party to such a transaction, the Funds will have contractual remedies pursuant to the agreement related to the transaction. The swap

                                              Notes to Financial Statements  203

FRANK RUSSELL INVESTMENT COMPANY
RUSSELL FUNDS

NOTES TO FINANCIAL STATEMENTS, CONTINUED -- APRIL 30, 2005 (UNAUDITED)

--------------------------------------------------------------------------------

   market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid.

   Investments in emerging markets

   Investing in emerging markets may involve special risks and considerations for the Emerging Markets Fund not typically associated with investing in the United States markets. These risks include revaluation of currencies, high rates of inflation, repatriation, restrictions on income and capital, and future adverse political and economic developments. Moreover, securities issued in these markets may be less liquid, subject to government ownership controls, delayed settlements, and their prices may be more volatile than those of comparable securities in the United States.

   Guarantees

   In the normal course of business the Funds enter into contracts that contain a variety of representations which provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds expect the risk of loss to be remote.

3. INVESTMENT TRANSACTIONS

   Securities

   During the period ended April 30, 2005, purchases and sales of investment securities (excluding US Government and Agency obligations, short-term investments, options, futures and repurchase agreements) were as follows:

         FUNDS                PURCHASES             SALES
---------------------------------------------------------------
Diversified Equity        $   1,346,209,855   $   1,160,551,555
Special Growth                  729,870,089         693,737,005
Quantitative Equity           1,764,364,482       1,554,535,143
International Securities      1,051,796,765         922,580,730
Emerging Markets                310,186,957         277,335,501
Real Estate Securities          484,499,646         419,846,878
Short Duration Bond             994,798,055         995,428,992
Diversified Bond              1,377,792,368       1,102,619,782

         FUNDS                PURCHASES             SALES
---------------------------------------------------------------
Multistrategy Bond        $     636,514,423   $     587,235,184
Tax Exempt Bond                  66,554,503          35,777,180
Tax-Managed Large Cap           119,086,082          99,118,911
Tax-Managed Mid & Small
   Cap                           43,281,267          37,081,925
Select Growth                   130,784,827          90,774,972
Select Value                    161,776,019         134,730,829

   Purchases and sales of US Government and Agency obligations (excluding short-term investments, options, futures and repurchase agreements) were as follows:

                   FUNDS                       PURCHASES               SALES
   --------------------------------------------------------------------------------
   Short Duration Bond                    $       266,800,748   $       255,861,555
   Diversified Bond                               784,428,115           778,738,423
   Multistrategy Bond                             904,152,064           720,539,155
   Tax-Managed Large Cap                              369,274               431,409

   Written Options Contracts
   Fund transactions in written options contracts for the period ended April 30, 2005 were as follows:

                                                  INTERNATIONAL SECURITIES                          EMERGING MARKETS
                                              NUMBER OF              PREMIUMS               NUMBER OF              PREMIUMS
                                              CONTRACTS              RECEIVED               CONTRACTS              RECEIVED
   ------------------------------------------------------------------------------------------------------------------------------
   Outstanding October 31, 2004                          433    $         3,730,200                    461    $         1,319,478
   Opened                                              2,614             20,286,195                  1,087              2,425,523
   Closed                                             (2,587)           (21,509,146)                (1,167)            (2,773,980)
   Expired                                                --                     --                     --                     --
                                         -------------------    -------------------    -------------------    -------------------
   Outstanding April 30, 2005                            460    $         2,507,249                    381    $           971,021
                                         ===================    ===================    ===================    ===================

 204  Notes to Financial Statements

FRANK RUSSELL INVESTMENT COMPANY
RUSSELL FUNDS

NOTES TO FINANCIAL STATEMENTS, CONTINUED -- APRIL 30, 2005 (UNAUDITED)

--------------------------------------------------------------------------------

                                                    SHORT DURATION BOND                             DIVERSIFIED BOND
                                              NUMBER OF              PREMIUMS               NUMBER OF              PREMIUMS
                                              CONTRACTS              RECEIVED               CONTRACTS              RECEIVED
   ------------------------------------------------------------------------------------------------------------------------------
   Outstanding October 31, 2004                           12    $            13,167                    240    $           149,231
   Opened                                                 10                  3,009                    737                283,187
   Closed                                                (12)               (13,167)                    --                     --
   Expired                                                --                     --                   (592)              (269,119)
                                         -------------------    -------------------    -------------------    -------------------
   Outstanding April 30, 2005                             10    $             3,009                    385    $           163,299
                                         ===================    ===================    ===================    ===================

                                                             MULTISTRATEGY BOND
                                                      NUMBER OF              PREMIUMS
                                                      CONTRACTS              RECEIVED
   ----------------------------------------------------------------------------------------
   Outstanding October 31, 2004                                  504    $           562,722
   Opened                                                      1,131                402,409
   Closed                                                        (11)               (11,161)
   Expired                                                    (1,041)              (722,432)
                                                 -------------------    -------------------
   Outstanding April 30, 2005                                    583    $           231,538
                                                 ===================    ===================

   Securities Lending

   The Investment Company has a securities lending program whereby each Fund can loan securities with a value up to 33 1/3% of its total assets to certain brokers. The Fund receives cash (US currency), US Government or US Government agency obligations as collateral against the loaned securities. To the extent that a loan is collateralized by cash, such collateral shall be invested by the securities lending agent, State Street Bank and Trust Company ("State Street") in short-term instruments, money market mutual funds, and such other short-term investments, provided the investments meet certain quality and diversification requirements. Cash collateral invested in money market funds is included in the Schedules of Investments. The collateral received is recorded on the Fund's statement of assets and liabilities along with the related obligation to return the collateral.

   Income generated from the investment of cash collateral, less negotiated rebate fees paid to participating brokers and transaction costs, is divided between the Fund and State Street and is recorded as income for the Fund. To the extent that a loan is secured by non-cash collateral, brokers pay the Fund negotiated lenders' fees, which are divided between the Fund and State Street and are recorded as securities lending income for the Fund. All collateral received will be in an amount at least equal to 102% (for loans of US securities) or 105% (for non-US securities) of the market value of the loaned securities at the inception of each loan. The market value of the loaned securities is determined at the close of business of the Funds and any additional required collateral is delivered to the Fund the next day. Should the borrower of the securities fail financially, there is a risk of delay in recovery of the securities or loss of rights in the collateral. Consequently, loans are made only to borrowers which are deemed to be of good financial standing. As of April 30, 2005, the value of outstanding securities on loan and the value of collateral amounted to as follows:

                               VALUE OF            VALUE OF
         FUNDS            SECURITIES ON LOAN    CASH COLLATERAL
----------------------------------------------------------------
Diversified Equity        $      75,298,689    $      76,618,083
Special Growth                  133,302,064          136,195,181
Quantitative Equity              46,894,691           48,179,333
International Securities        519,864,064          547,103,116
Emerging Markets                 12,474,787           12,683,965
Real Estate Securities           96,850,817           97,691,824
Short Duration Bond               1,560,708            1,600,505

                               VALUE OF            VALUE OF
         FUNDS            SECURITIES ON LOAN    CASH COLLATERAL
----------------------------------------------------------------
Diversified Bond          $      91,431,877    $      93,539,866
Multistrategy Bond              387,915,896          396,635,162
Tax-Managed Large Cap             2,571,012            2,631,302
Tax-Managed Mid & Small
   Cap                           20,114,027           20,584,427
Select Growth                     7,730,686            8,005,149
Select Value                     16,798,378           17,086,666

                                              Notes to Financial Statements  205

FRANK RUSSELL INVESTMENT COMPANY
RUSSELL FUNDS

NOTES TO FINANCIAL STATEMENTS, CONTINUED -- APRIL 30, 2005 (UNAUDITED)

--------------------------------------------------------------------------------

   As of April 30, 2005, the cash collateral received for the securities on loan are invested as follows:

                                                 STATE STREET
                                              SECURITIES LENDING
         FUNDS            FRIC MONEY MARKET     QUALITY TRUST
----------------------------------------------------------------
Diversified Equity        $      18,459,170   $      58,158,913
Special Growth                   32,812,750         103,382,431
Quantitative Equity              11,607,580          36,571,753
International Securities        131,810,523         415,292,593
Emerging Markets                  3,055,877           9,628,088
Real Estate Securities           23,536,350          74,155,474
Short Duration Bond                 385,601           1,214,904

                                                 STATE STREET
                                              SECURITIES LENDING
         FUNDS            FRIC MONEY MARKET     QUALITY TRUST
----------------------------------------------------------------
Diversified Bond          $      22,536,042   $      71,003,824
Multistrategy Bond               95,559,112         301,076,050
Tax-Managed Large Cap               633,945           1,997,357
Tax-Managed Mid & Small
   Cap                            4,959,292          15,625,135
Select Growth                     1,928,636           6,076,513
Select Value                      4,116,596          12,970,070

   As of April 30, 2005, the non-cash collateral received for the securities on loan in the following funds was:

                                               NON-CASH
                   FUNDS                   COLLATERAL VALUE        NON-CASH COLLATERAL HOLDING
   -----------------------------------------------------------------------------------------------
   Special Growth                         $           195,989     Pool of US Government securities
   International Securities                           666,411     Pool of US Government securities
   Tax-Managed Mid & Small Cap                         20,879     Pool of US Government securities

4. RELATED PARTIES

   Advisor and Administrator

   FRIMCo advises and administers all of the Funds which comprise the Investment Company. FRIMCo is a wholly-owned subsidiary of Frank Russell Company (a subsidiary of The Northwestern Mutual Life Insurance Company). Frank Russell Company provides consulting and money manager evaluation services to FRIMCo.

   The Funds are permitted to invest their cash reserves (i.e., cash awaiting investment or cash held to meet redemption requests or to pay expenses) and a portion of the collateral received from the Investment Company's securities lending program, in the Frank Russell Investment Company Money Market and Tax Free Money Market Funds (series of the Investment Company not presented herein). As of April 30, 2005, $1,201,442,727 of the Money Market Fund's net assets and $11,409,848 of the Tax Free Money Market Fund's net assets represents investments by the Funds presented herein and $456,891,372 of the Money Market Funds' net assets represents the investments of other FRIC Funds not presented herein.

   The advisory and administrative fees, which are based upon the average daily net assets of each Fund and the rates specified in the table below, are payable monthly and total $53,251,549 and $3,717,524 respectively, for the period ended April 30, 2005.

                                         ANNUAL RATE
            FUNDS                 ADVISOR       ADMINISTRATOR
--------------------------------------------------------------
Diversified Equity                   .73%             .05%
Special Growth                       .90              .05
Quantitative Equity                  .73              .05
International Securities             .90              .05
Emerging Markets                    1.15              .05
Real Estate Securities               .80              .05
Short Duration Bond                  .45              .05

                                         ANNUAL RATE
            FUNDS                 ADVISOR       ADMINISTRATOR
--------------------------------------------------------------
Diversified Bond                     .40%             .05%
Multistrategy Bond                   .60              .05
Tax Exempt Bond                      .30              .05
Tax-Managed Large Cap                .70              .05
Tax-Managed Mid & Small Cap          .98              .05
Select Growth                        .80              .05
Select Value                         .70              .05

   For the Tax-Managed Mid & Small Cap Fund, FRIMCo has contractually agreed to waive, at least until February 28, 2006, up to the full amount of its 1.03% combined advisory and administrative fees and to reimburse the Fund to the extent that Fund-level expenses exceed 1.25% of the average daily net assets of that Fund on an annual basis. Fund-level expenses for the Tax-Managed Mid & Small Cap Fund do not include 12b-1 fees or shareholder servicing fees. The total amount of the waiver for the period ended April 30, 2005 was $48,487. There were no reimbursements for the period ended April 30, 2005. This Fund's expense ratio was less than its expense cap for the period ended April 30, 2005 due to a one-time expense reimbursement from the Advisor during the period.

 206  Notes to Financial Statements

FRANK RUSSELL INVESTMENT COMPANY
RUSSELL FUNDS

NOTES TO FINANCIAL STATEMENTS, CONTINUED -- APRIL 30, 2005 (UNAUDITED)

--------------------------------------------------------------------------------

   For the Select Growth Fund, FRIMCo has contractually agreed to waive, at least until February 28, 2006, up to the full amount of its transfer agency fees, administrative fees, and advisory fees to the extent that expenses for Class C, Class E, Class I and Class S exceed 2.25%, 1.40%, 0.95% and 1.15%, respectively, of the average daily net assets of each such class on an annual basis. If a waiver of advisory or administrative fees is required for any class of shares of the Fund, advisory or administrative fees will be waived equally across all classes of the Fund. This may result in a waiver amount that is greater than what is required to reduce total net operating expense for Class C, Class E, Class I and Class S to 2.25%, 1.40%, 0.95% and 1.15%, respectively. The total amount of the waiver for the period ended April 30, 2005 was $71,269. There were no reimbursements for the period ended April 30, 2005. This Fund's expense ratio was less than its expense cap for the period ended April 30, 2005 due to a one-time expense reimbursement from the Advisor during the period.

   For the Select Value Fund, FRIMCo has contractually agreed to waive, at least until February 28, 2006, up to the full amount of its transfer agency fees, administrative fees, and advisory fees to the extent that expenses for Class C, Class E, Class I and Class S exceed 2.25%, 1.40%, 0.95% and 1.15%, respectively, of the average daily net assets of each such class on an annual basis. If a waiver of advisory or administrative fees is required for any class of shares of the Fund, advisory or administrative fees will be waived equally across all classes of the Fund. This may result in a waiver amount that is greater than what is required to reduce total net operating expense for Class C, Class E, Class I and Class S to 2.25%, 1.40%, 0.95% and 1.15%, respectively. There were no waivers or reimbursements for the period ended April 30, 2005.

   The Advisor does not have the ability to recover amounts waived or reimbursed from previous periods.

   The Advisor reimbursed certain Funds for amounts previously paid by those Funds to Russell/Mellon Analytical Services for analytical services received. The amounts of the reimbursement for the period ended April 30, 2005 were:

                                           REIMBURSEMENT
                FUNDS                         AMOUNT
-----------------------------------------------------------
Diversified Equity                      $           115,652
Special Growth                                       84,774
Quantitative Equity                                  43,883
International Securities                            259,457
Emerging Markets                                    132,307

                                           REIMBURSEMENT
                FUNDS                         AMOUNT
-----------------------------------------------------------
Real Estate Securities                  $             9,951
Tax-Managed Large Cap                                26,721
Tax-Managed Mid & Small Cap                          31,643
Select Growth                                        56,745
Select Value                                        124,522

   Special Service Charge

   A special servicing agreement was entered into in February 1999 by the Advisor and has been approved annually by the Funds' Board of Trustees. The special servicing agreement is between the Fund of Funds (a group of nine LifePoints Funds and the Tax-Managed Global Equity Fund which invest in a combination of Class S shares of the Investment Company's portfolios) and the Funds listed below, the "Underlying Funds," in which the Fund of Funds invest. In accordance with the special services agreement, expenses from the operation of the Fund of Funds are borne by the Underlying Funds based on each Underlying Fund's proportionate share of assets owned by the Fund of Funds. No Underlying Funds will be charged expenses that exceed the estimated savings to each respective Underlying Fund. These estimated savings appear in the form of reduced transfer agent costs resulting from the elimination of separate shareholder accounts which either currently are or have potential to be invested in the Underlying Funds. Rather than having each investor open a shareholder account to invest individually in the Underlying Funds, the Fund of Funds act as omnibus accounts combining thousands of individual shareholder accounts into a single account. This benefits the Underlying Funds, by reducing the number of shareholder accounts that need to be maintained, and by the omnibus accounts' netting out the trades of individual shareholders to a point where the Fund of Funds only execute one trade each day with each Underlying Fund. In the event that the financial benefits to the Underlying Funds do not exceed aggregate expenses of any Fund of Fund, the Advisor will reimburse the respective Underlying Funds. The Advisor does not have the ability to recover amounts reimbursed from previous periods. These arrangements will be discontinued on July 1, 2005. However, the Advisor will enter into a new arrangement to waive or reimburse certain direct expenses of the Fund of Funds and it is not expected that the expense ratios of the Fund of Funds will increase as a result of the discontinuation of the current arrangement.

                                              Notes to Financial Statements  207

FRANK RUSSELL INVESTMENT COMPANY
RUSSELL FUNDS

NOTES TO FINANCIAL STATEMENTS, CONTINUED -- APRIL 30, 2005 (UNAUDITED)

--------------------------------------------------------------------------------

   For the period ended April 30, 2005, the special servicing expense charged to the Underlying Funds amounted to:

                                              AMOUNT
           UNDERLYING FUNDS                    PAID
-----------------------------------------------------------
Diversified Equity                      $           870,186
Special Growth                                      193,718
Quantitative Equity                                 877,560
International Securities                            781,998
Emerging Markets                                    144,029
Real Estate Securities                              247,370

                                              AMOUNT
           UNDERLYING FUNDS                    PAID
-----------------------------------------------------------
Short Duration Bond                     $           382,093
Diversified Bond                                    566,361
Multistrategy Bond                                  608,393
Tax-Managed Large Cap                                36,868
Tax-Managed Mid & Small Cap                          11,061

   For the period ended April 30, 2005, the Advisor reimbursement to the Underlying Funds amounted to:

                                              AMOUNT
           UNDERLYING FUNDS                    PAID
-----------------------------------------------------------
Diversified Equity                      $             7,039
Special Growth                                        1,722
Quantitative Equity                                   7,039
International Securities                              6,690
Emerging Markets                                      1,068

                                              AMOUNT
           UNDERLYING FUNDS                    PAID
-----------------------------------------------------------
Real Estate Securities                  $             2,158
Short Duration Bond                                   3,593
Diversified Bond                                      7,733
Multistrategy Bond                                    6,539

   Custodian

   The Funds have entered into arrangements with their Custodian whereby custody credits realized as a result of uninvested cash balances were used to reduce a portion of the Fund's expenses. During the period ended April 30, 2005, the Fund's custodian fees were reduced by the following amounts under these arrangements:

                                              AMOUNT
                FUNDS                          PAID
-----------------------------------------------------------
Diversified Equity                      $             1,020
Special Growth                                          593
Quantitative Equity                                     427
International Securities                                842
Emerging Markets                                        685
Real Estate Securities                                  244
Short Duration Bond                                   3,987

                                              AMOUNT
                FUNDS                          PAID
-----------------------------------------------------------
Diversified Bond                        $             6,636
Multistrategy Bond                                   12,113
Tax Exempt Bond                                         333
Tax-Managed Large Cap                                    45
Tax-Managed Mid & Small Cap                              82
Select Growth                                           262
Select Value                                            274

   Transfer agent

   The Investment Company has a contract with FRIMCo to provide transfer agent services to the Funds. Total fees for the Funds reported herein for the period ended April 30, 2005 were $7,036,322.

   In addition, FRIMCo has contractually agreed to waive, at least until February 28, 2006, a portion of its transfer agency fees for certain Funds. The total transfer agent fee waivers for the period ended April 30, 2005 were as follows:

                                            TA FEE
                FUNDS                   WAIVER AMOUNT
-------------------------------------------------------
Select Growth                          $         24,608

 208  Notes to Financial Statements

FRANK RUSSELL INVESTMENT COMPANY
RUSSELL FUNDS

NOTES TO FINANCIAL STATEMENTS, CONTINUED -- APRIL 30, 2005 (UNAUDITED)

--------------------------------------------------------------------------------

   For the period ended April 30, 2005, the Advisor paid the following amounts to certain Funds with respect to referral fees received:

                                      AMOUNT
             FUNDS                     PAID
------------------------------------------------
Diversified Equity                $       20,053
Special Growth                            25,059
Quantitative Equity                       24,002
International Securities                  21,438
Emerging Markets                          26,082
Real Estate Securities                    34,883
Short Duration Bond                       13,305

                                      AMOUNT
             FUNDS                     PAID
------------------------------------------------
Diversified Bond                  $       10,186
Multistrategy Bond                        14,604
Tax Exempt Bond                            3,397
Tax-Managed Large Cap                      6,987
Tax-Managed Mid & Small Cap                6,159
Select Growth                              3,524
Select Value                               8,513

   Distributor and Shareholder Servicing

   The Investment Company has a Distribution Plan pursuant to Rule 12b-1 (the "Plan") under the 1940 Act. Under this Plan, the Investment Company is authorized to make payments to Russell Fund Distributors, Inc. (the "Distributor"), a wholly-owned subsidiary of FRIMCo, or any Selling Agents, as defined in the Plan, for sales support services provided and related expenses incurred which were primarily intended to result in the sale of the Class C shares subject to the Distribution Plan. The 12b-1 distribution payments shall not exceed 0.75% of the average daily net assets of a Fund's Class C shares on an annual basis.

   In addition, the Investment Company has adopted a Shareholder Services Plan (the "Services Plan") under which the Funds may make payments to the Distributor or any Servicing Agent for any activities or expenses primarily intended to assist, support or service the Servicing Agents' clients who beneficially own Class C or Class E shares of the Funds. The shareholder servicing payments shall not exceed 0.25% of the average daily net assets of a Fund's Class C and Class E shares on an annual basis.

   Pursuant to the rules of the National Association of Securities Dealers, Inc. ("NASD"), the asset-based sales charges on Shares of the Funds may not exceed 6.25% of total gross sales, subject to certain exclusions. This 6.25% limitation is imposed at the class level of each Fund rather than on a per shareholder basis. Therefore, long-term shareholders may pay more than the economic equivalent of the maximum sales charges permitted by the NASD.

   Brokerage commissions

   The Funds will effect transactions through Frank Russell Securities, Inc. ("FRS") and its global network of correspondent brokers. FRS is an affiliate of FRIMCo. Trades placed through FRS and its correspondents are used to obtain either research services for FRIMCo, to assist it in its capacity as a manager of managers, to generate commission rebates to the Funds on whose behalf the trades were made or to manage trading associated with changes in managers, rebalancing across existing managers, cash flows and other portfolio transitions. For purposes of trading to obtain research services for FRIMCo or to generate commission rebates to the Funds, the Funds' money managers are requested to and FRIMCo may, with respect to transactions it places, effect transactions with or through FRS or other brokers and its correspondents or other brokers only to the extent that the Funds will receive competitive execution, price and commissions. Research services provided to FRIMCo by FRS or other brokers include performance measurement statistics, fund analytics systems and market monitoring systems. Research services will be obtained from unaffiliated third parties at market rates. Research provided to FRIMCo will benefit the particular Funds generating the trading activity and may also benefit other Funds within FRIC and other funds and clients managed or advised by FRIMCo or its affiliates. Similarly, the Funds will benefit from research provided with respect to trading by those other funds and clients. In some cases, research may also be provided by non-affiliated brokers.

   FRS or other brokers may also rebate to the Funds a portion of commissions earned on certain trading by the Funds through FRS and its correspondents in the form of commission recapture. Commission recapture is paid solely to those Funds generating the applicable trades. Commission recapture is generated on the instructions of the Soft Dollar Committee once FRIMCo's research budget has been met. For the period ended April 30, 2005, there was no commission recapture for the Funds.

   FRS retains a portion of all commissions generated, regardless of whether the trades were used to provide research services to FRIMCo or commission recapture to the Funds. Trades through FRS for transition services and manager funding (i.e. brokerage arrangements designed to reduce costs and optimize performance during the transition of Fund assets upon the hiring, termination or additional funding of a money manager) and are at ordinary and customary commission rates and do not result in commission rebates or accrued credits for the procurement of research related services.

                                              Notes to Financial Statements  209

FRANK RUSSELL INVESTMENT COMPANY
RUSSELL FUNDS

NOTES TO FINANCIAL STATEMENTS, CONTINUED -- APRIL 30, 2005 (UNAUDITED)

--------------------------------------------------------------------------------

   Amounts retained by Frank Russell Securities, Inc. for the period ended April 30, 2005 were as follows:

             FUNDS                    AMOUNT
------------------------------------------------
Diversified Equity                $       77,988
Special Growth                            23,738
International Securities                  96,447
Emerging Markets                          23,635
Real Estate Securities                    15,415

             FUNDS                    AMOUNT
------------------------------------------------
Tax-Managed Large Cap             $        7,257
Tax-Managed Mid & Small Cap                1,532
Select Growth                             14,525
Select Value                              18,801

   Additionally, the Funds paid brokerage commissions to non-affiliated brokers who provided brokerage and research services to the Advisor.

   Accrued fees payable to affiliates as of April 30, 2005 were as follows:

                                       DIVERSIFIED          SPECIAL          QUANTITATIVE      INTERNATIONAL         EMERGING
                                          EQUITY             GROWTH             EQUITY           SECURITIES          MARKETS
   ------------------------------------------------------------------------------------------------------------------------------
   Advisory fees                     $      1,424,833   $        644,086   $      1,488,040   $      1,566,470   $        662,282
   Administration fees                         99,498             36,768            101,904             88,438             29,135
   Analytic services                               --              3,238                 15              8,835                 48
   Distribution fees                           69,157             31,338             70,984             63,758             16,440
   Shareholder servicing fees                  32,992             17,366             34,246             29,740              8,700
   Transfer agent fees                        410,993            362,042            463,152            406,839            229,649
   Trustee fees                                 5,094              1,867              5,733              4,199                473
                                     ----------------   ----------------   ----------------   ----------------   ----------------
                                     $      2,042,567   $      1,096,705   $      2,164,074   $      2,168,279   $        946,727
                                     ================   ================   ================   ================   ================

                                       REAL ESTATE       SHORT DURATION      DIVERSIFIED       MULTISTRATEGY        TAX EXEMPT
                                        SECURITIES            BOND               BOND               BOND               BOND
   ------------------------------------------------------------------------------------------------------------------------------
   Advisory fees                     $        896,839   $        446,457   $        488,129   $        801,433   $         57,131
   Administration fees                         56,297             50,624             60,538             66,796              9,510
   Analytic services                               52                 --                 --                 --                  3
   Distribution fees                           42,346             20,041             30,751             38,666              7,239
   Shareholder servicing fees                  20,883             11,592             19,970             20,091              3,946
   Transfer agent fees                        463,323            173,533            266,528            257,525             33,153
   Trustee fees                                 2,608              7,798              1,833              1,123                390
                                     ----------------   ----------------   ----------------   ----------------   ----------------
                                     $      1,482,348   $        710,045   $        867,749   $      1,185,634   $        111,372
                                     ================   ================   ================   ================   ================

                                       TAX MANAGED        TAX MANAGED           SELECT             SELECT
                                        LARGE CAP       MID & SMALL CAP         GROWTH             VALUE
   -----------------------------------------------------------------------------------------------------------
   Advisory fees                     $        221,791   $        120,637   $        107,235   $        194,760
   Administration fees                         16,640              6,242              6,675             13,901
   Analytic services                              362                 56                327                 --
   Distribution fees                            9,596              4,649              4,516             12,105
   Shareholder servicing fees                   4,632              1,810              2,729              6,106
   Transfer agent fees                         96,992             36,729             25,585            154,814
   Trustee fees                                 1,895                605                 99                448
                                     ----------------   ----------------   ----------------   ----------------
                                     $        351,908   $        170,728   $        147,166   $        382,134
                                     ================   ================   ================   ================

   Board of Trustees

   The Russell Fund Complex consists of Frank Russell Investment Company ("FRIC"), which has 34 Funds, and Russell Investment Funds ("RIF"), which has five Funds. Each of the Trustees is a Trustee for both FRIC and RIF. During the period, the Russell Fund Complex paid each of its Trustees not affiliated with FRIMCo a retainer of $52,000 per year, $5,000 for each

 210  Notes to Financial Statements

FRANK RUSSELL INVESTMENT COMPANY
RUSSELL FUNDS

NOTES TO FINANCIAL STATEMENTS, CONTINUED -- APRIL 30, 2005 (UNAUDITED)

--------------------------------------------------------------------------------

   regular quarterly meeting attended in person, $2,000 for each special meeting attended in person, and $2,000 for each Audit Committee meeting or Nominating and Governance Committee meeting or any other committee meeting established and approved by the Board that is attended in person. Each Trustee receives a $500 fee for attending the meetings (quarterly, special, committee) by phone instead of receiving the full fee had the member attended in person. Trustees' out of pocket expenses are also paid by the Russell Fund Complex. During the period, the Lead Trustee was paid a fee of $10,000 per year. The Audit Committee Chair was paid a fee of $12,000 per year and the Nominating and Governance Committee Chair was paid a fee of $6,000 per year.

5. FEDERAL INCOME TAXES

   At October 31, 2004, the following Funds had net tax basis capital loss carryforwards which may be applied against any net realized taxable gains in each succeeding year or until their respective expiration dates, whichever occurs first. Available capital loss carryforwards and expiration dates are as follows:

                   FUNDS                      10/31/07           10/31/08           10/31/09           10/31/10
   ----------------------------------------------------------------------------------------------------------------
   Diversified Equity                     $             --   $             --   $             --   $    101,420,004
   Special Growth                                       --                 --                 --                 --
   Quantitative Equity                                  --                 --                 --         27,832,702
   International Securities                             --                 --                 --         77,156,255
   Emerging Markets                                     --                 --         55,313,580         24,430,000
   Real Estate Securities                               --                 --                 --                 --
   Short Duration Bond                                  --                 --                 --                 --
   Diversified Bond                                     --                 --                 --                 --
   Multistrategy Bond                                   --                 --                 --                 --
   Tax Exempt Bond                                      --            959,198                 --                 --
   Tax-Managed Large Cap                                --         10,228,116         40,037,533         59,069,223
   Tax-Managed Mid & Small Cap                          --                 --          3,502,465         14,180,832
   Select Growth                                        --                 --         10,693,422         14,206,106
   Select Value                                 13,798,385            451,724          2,362,680            362,611

                   FUNDS                      10/31/11           10/31/12            TOTALS
   ---------------------------------------------------------------------------------------------
   Diversified Equity                     $      7,188,070   $             --   $    108,608,074
   Special Growth                                       --                 --                 --
   Quantitative Equity                           9,012,101                 --         36,844,803
   International Securities                     28,103,645                 --        105,259,900
   Emerging Markets                                     --                 --         79,743,580
   Real Estate Securities                               --                 --                 --
   Short Duration Bond                                  --                 --                 --
   Diversified Bond                                     --                 --                 --
   Multistrategy Bond                                   --                 --                 --
   Tax Exempt Bond                                      --            357,343          1,316,541
   Tax-Managed Large Cap                                --                 --        109,334,872
   Tax-Managed Mid & Small Cap                          --                 --         17,683,297
   Select Growth                                   263,497                 --         25,163,025
   Select Value                                         --                 --         16,975,400

   Select Value Fund had a capital loss carryforward of $16,975,400 that it acquired from the Equity Income Fund and Equity III Fund of which $13,798,385, $451,724, $2,362,680, and $362,611 will expire on October 31 of the years 2007, 2008, 2009 and 2010, respectively. This capital loss carryforward can be utilized at a pace of up to $5,101,116 each year with any unused capital loss annual limitation carried over to each succeeding year or until its respective expiration dates, whichever occurs first.

                                              Notes to Financial Statements  211

FRANK RUSSELL INVESTMENT COMPANY
RUSSELL FUNDS

NOTES TO FINANCIAL STATEMENTS, CONTINUED -- APRIL 30, 2005 (UNAUDITED)

--------------------------------------------------------------------------------

   At April 30, 2005, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

                                                                                               INTERNATIONAL
                                DIVERSIFIED EQUITY    SPECIAL GROWTH    QUANTITATIVE EQUITY      SECURITIES      EMERGING MARKETS
   ------------------------------------------------------------------------------------------------------------------------------
   Cost of Investments           $  2,246,240,683    $    914,249,445    $  2,343,972,179     $  2,377,462,482   $    565,636,693
                                 ================    ================    ================     ================   ================
   Unrealized Appreciation       $    253,530,787    $    112,559,900    $    254,095,914     $    279,554,882   $    155,696,511
   Unrealized Depreciation            (57,843,679)        (37,585,155)        (72,669,560)         (31,580,250)       (16,848,518)
                                 ----------------    ----------------    ----------------     ----------------   ----------------
   Net Unrealized Appreciation
      (Depreciation)             $    195,687,108    $     74,974,745    $    181,426,354     $    247,974,632   $    138,847,993
                                 ================    ================    ================     ================   ================

                                     REAL ESTATE       SHORT DURATION
                                      SECURITIES            BOND         DIVERSIFIED BOND   MULTISTRATEGY BOND   TAX EXEMPT BOND
   ------------------------------------------------------------------------------------------------------------------------------
   Cost of Investments             $  1,086,197,203   $  1,258,703,938   $  1,870,650,776    $  2,324,223,224    $    226,568,496
                                   ================   ================   ================    ================    ================
   Unrealized Appreciation         $    429,731,911   $      1,837,884   $     11,773,635    $     21,568,267    $      5,526,832
   Unrealized Depreciation                 (995,909)       (11,022,881)        (7,172,707)         (5,980,738)           (633,316)
                                   ----------------   ----------------   ----------------    ----------------    ----------------
   Net Unrealized Appreciation
      (Depreciation)               $    428,736,002   $     (9,184,997)  $      4,600,928    $     15,587,529    $      4,893,516
                                   ================   ================   ================    ================    ================

                                              TAX-MANAGED      TAX-MANAGED MID
                                               LARGE CAP         & SMALL CAP       SELECT GROWTH       SELECT VALUE
   ------------------------------------------------------------------------------------------------------------------
   Cost of Investments                      $    311,525,400   $    146,895,931   $    169,735,586   $    330,714,147
                                            ================   ================   ================   ================
   Unrealized Appreciation                  $     77,704,533   $     19,290,799   $      9,383,223   $     39,785,856
   Unrealized Depreciation                        (3,455,453)        (5,538,154)        (5,277,520)        (8,534,267)
                                            ----------------   ----------------   ----------------   ----------------
   Net Unrealized Appreciation
      (Depreciation)                        $     74,249,080   $     13,752,645   $      4,105,703   $     31,251,589
                                            ================   ================   ================   ================

6. FUND SHARE TRANSACTIONS (amounts in thousands)

   Share transactions for the periods ended April 30, 2005 and October 31, 2004 were as follows:

                                                                 SHARES                                  DOLLARS
                                                  -------------------------------------   -------------------------------------
                                                        2005                2004                2005                2004
   DIVERSIFIED EQUITY                             -----------------   -----------------   -----------------   -----------------
      Class C
      Proceeds from shares sold                                 571               1,067   $          23,470   $          40,591
      Proceeds from reinvestment of
         distributions                                            2                  --                  97                  --
      Payments for shares redeemed                             (238)               (390)             (9,771)            (14,807)
                                                  -----------------   -----------------   -----------------   -----------------
      Total net increase (decrease)                             335                 677              13,796              25,784
                                                  -----------------   -----------------   -----------------   -----------------
      Class E
      Proceeds from shares sold                                 176                 430               7,477              16,840
      Proceeds from reinvestment of
         distributions                                            4                   3                 159                 100
      Payments for shares redeemed                             (163)               (212)             (6,907)             (8,287)
                                                  -----------------   -----------------   -----------------   -----------------
      Total net increase (decrease)                              17                 221                 729               8,653
                                                  -----------------   -----------------   -----------------   -----------------
      Class S
      Proceeds from shares sold                               7,320              16,792             308,876             654,907
      Proceeds from reinvestment of
         distributions                                          128                 105               5,420               4,125
      Payments for shares redeemed                           (2,904)             (6,913)           (122,562)           (271,038)
                                                  -----------------   -----------------   -----------------   -----------------
      Net increase (decrease)                                 4,544               9,984             191,734             387,994
                                                  -----------------   -----------------   -----------------   -----------------
      Total increase (decrease)                               4,896              10,882   $         206,259   $         422,431
                                                  =================   =================   =================   =================

 212  Notes to Financial Statements

FRANK RUSSELL INVESTMENT COMPANY
RUSSELL FUNDS

NOTES TO FINANCIAL STATEMENTS, CONTINUED -- APRIL 30, 2005 (UNAUDITED)

--------------------------------------------------------------------------------

6. FUND SHARE TRANSACTIONS (amounts in thousands) (continued)


                                                                 SHARES                                  DOLLARS
                                                  -------------------------------------   -------------------------------------
                                                        2005                2004                2005                2004
   SPECIAL GROWTH                                 -----------------   -----------------   -----------------   -----------------
      Class C
      Proceeds from shares sold                                 194                 385   $           9,226   $          18,776
      Proceeds from reinvestment of
         distributions                                          130                  22               6,105               1,039
      Payments for shares redeemed                             (133)               (227)             (6,348)            (10,972)
                                                  -----------------   -----------------   -----------------   -----------------
      Net increase (decrease)                                   191                 180               8,983               8,843
                                                  -----------------   -----------------   -----------------   -----------------
      Class E
      Proceeds from shares sold                                 141                 416               7,209              20,969
      Proceeds from reinvestment of
         distributions                                           83                   9               4,119                 445
      Payments for shares redeemed                             (129)               (143)             (6,604)             (7,150)
                                                  -----------------   -----------------   -----------------   -----------------
      Net increase (decrease)                                    95                 282               4,724              14,264
                                                  -----------------   -----------------   -----------------   -----------------
      Class S
      Proceeds from shares sold                               2,776               4,368             141,119             226,455
      Proceeds from reinvestment of
         distributions                                        1,596                 223              81,481              11,203
      Payments for shares redeemed                           (1,479)             (3,844)            (76,367)           (200,670)
                                                  -----------------   -----------------   -----------------   -----------------
      Net increase (decrease)                                 2,893                 747             146,233              36,988
                                                  -----------------   -----------------   -----------------   -----------------
      Total increase (decrease)                               3,179               1,209   $         159,940   $          60,095
                                                  =================   =================   =================   =================

                                                                 SHARES                                  DOLLARS
                                                  -------------------------------------   -------------------------------------
                                                        2005                2004                2005                2004
   QUANTITATIVE EQUITY                            -----------------   -----------------   -----------------   -----------------
      Class C
      Proceeds from shares sold                                 685               1,244   $          24,747   $          41,854
      Proceeds from reinvestment of
         distributions                                            6                  --                 199                  --
      Payments for shares redeemed                             (279)               (421)            (10,066)            (14,144)
                                                  -----------------   -----------------   -----------------   -----------------
      Net increase (decrease)                                   412                 823              14,880              27,710
                                                  -----------------   -----------------   -----------------   -----------------
      Class E
      Proceeds from shares sold                                 179                 417               6,626              14,350
      Proceeds from reinvestment of
         distributions                                            6                   5                 221                 173
      Payments for shares redeemed                             (152)               (189)             (5,642)             (6,517)
                                                  -----------------   -----------------   -----------------   -----------------
      Net increase (decrease)                                    33                 233               1,205               8,006
                                                  -----------------   -----------------   -----------------   -----------------
      Class S
      Proceeds from shares sold                               9,016              19,903             333,370             684,881
      Proceeds from reinvestment of
         distributions                                          183                 156               6,788               5,367
      Payments for shares redeemed                           (3,643)             (9,164)           (134,942)           (316,481)
                                                  -----------------   -----------------   -----------------   -----------------
      Net increase (decrease)                                 5,556              10,895             205,216             373,767
                                                  -----------------   -----------------   -----------------   -----------------
      Total increase (decrease)                               6,001              11,951   $         221,301   $         409,483
                                                  =================   =================   =================   =================

                                              Notes to Financial Statements  213

FRANK RUSSELL INVESTMENT COMPANY
RUSSELL FUNDS

NOTES TO FINANCIAL STATEMENTS, CONTINUED -- APRIL 30, 2005 (UNAUDITED)

--------------------------------------------------------------------------------

6. FUND SHARE TRANSACTIONS (amounts in thousands) (continued)


                                                                 SHARES                                  DOLLARS
                                                  -------------------------------------   -------------------------------------
                                                        2005                2004                2005                2004
   INTERNATIONAL SECURITIES                       -----------------   -----------------   -----------------   -----------------
      Class C
      Proceeds from shares sold                                 425                 719   $          24,871   $          37,388
      Proceeds from reinvestment of
         distributions                                           14                  15                 784                 743
      Payments for shares redeemed                             (133)               (223)             (7,786)            (11,610)
                                                  -----------------   -----------------   -----------------   -----------------
      Net increase (decrease)                                   306                 511              17,869              26,521
                                                  -----------------   -----------------   -----------------   -----------------
      Class E
      Proceeds from shares sold                                  99                 238               5,948              12,850
      Proceeds from reinvestment of
         distributions                                           10                  10                 605                 526
      Payments for shares redeemed                             (108)                (98)             (6,651)             (5,275)
                                                  -----------------   -----------------   -----------------   -----------------
      Net increase (decrease)                                     1                 150                 (98)              8,101
                                                  -----------------   -----------------   -----------------   -----------------
      Class S
      Proceeds from shares sold                               4,552              10,417             276,846             560,800
      Proceeds from reinvestment of
         distributions                                          478                 235              28,532              12,187
      Payments for shares redeemed                           (1,694)             (5,939)           (103,360)           (321,616)
                                                  -----------------   -----------------   -----------------   -----------------
      Net increase (decrease)                                 3,336               4,713             202,018             251,371
                                                  -----------------   -----------------   -----------------   -----------------
      Total increase (decrease)                               3,643               5,374   $         219,789   $         285,993
                                                  =================   =================   =================   =================

                                                                 SHARES                                  DOLLARS
                                                  -------------------------------------   -------------------------------------
                                                        2005                2004                2005                2004
   EMERGING MARKETS                               -----------------   -----------------   -----------------   -----------------
      Class C
      Proceeds from shares sold                                 416                 743   $           5,958   $           8,601
      Proceeds from reinvestment of
         distributions                                            5                  27                  70                 295
      Payments for shares redeemed                             (201)               (289)             (2,928)             (3,350)
                                                  -----------------   -----------------   -----------------   -----------------
      Net increase (decrease)                                   220                 481               3,100               5,546
                                                  -----------------   -----------------   -----------------   -----------------
      Class E
      Proceeds from shares sold                                 175                 444               2,601               5,367
      Proceeds from reinvestment of
         distributions                                            9                  22                 132                 254
      Payments for shares redeemed                             (223)               (244)             (3,373)             (2,940)
                                                  -----------------   -----------------   -----------------   -----------------
      Net increase (decrease)                                   (39)                222                (640)              2,681
                                                  -----------------   -----------------   -----------------   -----------------
      Class S
      Proceeds from shares sold                               5,313              15,089              78,565             180,417
      Proceeds from reinvestment of
         distributions                                          424                 638               6,032               7,205
      Payments for shares redeemed                           (3,700)             (8,459)            (54,734)           (101,760)
                                                  -----------------   -----------------   -----------------   -----------------
      Net increase (decrease)                                 2,037               7,268              29,863              85,862
                                                  -----------------   -----------------   -----------------   -----------------
      Total increase (decrease)                               2,218               7,971   $          32,323   $          94,089
                                                  =================   =================   =================   =================

 214  Notes to Financial Statements

FRANK RUSSELL INVESTMENT COMPANY
RUSSELL FUNDS

NOTES TO FINANCIAL STATEMENTS, CONTINUED -- APRIL 30, 2005 (UNAUDITED)

--------------------------------------------------------------------------------

6. FUND SHARE TRANSACTIONS (amounts in thousands) (continued)


                                                                 SHARES                                  DOLLARS
                                                  -------------------------------------   -------------------------------------
                                                        2005                2004                2005                2004
   REAL ESTATE SECURITIES                         -----------------   -----------------   -----------------   -----------------
      Class C
      Proceeds from shares sold                                 315                 648   $          13,233   $          24,331
      Proceeds from reinvestment of
         distributions                                          130                  36               5,570               1,425
      Payments for shares redeemed                             (159)               (233)             (6,696)             (8,932)
                                                  -----------------   -----------------   -----------------   -----------------
      Net increase (decrease)                                   286                 451              12,107              16,824
                                                  -----------------   -----------------   -----------------   -----------------
      Class E
      Proceeds from shares sold                                 187                 314               7,941              12,184
      Proceeds from reinvestment of
         distributions                                           68                  21               2,936                 829
      Payments for shares redeemed                             (123)               (145)             (5,177)             (5,628)
                                                  -----------------   -----------------   -----------------   -----------------
      Net increase (decrease)                                   132                 190               5,700               7,385
                                                  -----------------   -----------------   -----------------   -----------------
      Class S
      Proceeds from shares sold                               4,880               7,890             207,728   $         300,908
      Proceeds from reinvestment of
         distributions                                        1,746                 631              75,833              25,106
      Payments for shares redeemed                           (2,963)             (5,898)           (127,585)           (227,399)
                                                  -----------------   -----------------   -----------------   -----------------
      Net increase (decrease)                                 3,663               2,623             155,976              98,615
                                                  -----------------   -----------------   -----------------   -----------------
      Total increase (decrease)                               4,081               3,264   $         173,783   $         122,824
                                                  =================   =================   =================   =================

                                                                 SHARES                                  DOLLARS
                                                  -------------------------------------   -------------------------------------
                                                        2005                2004                2005                2004
   SHORT DURATION BOND                            -----------------   -----------------   -----------------   -----------------
      Class C
      Proceeds from shares sold                                 333                 939   $           6,288   $          17,894
      Proceeds from reinvestment of
         distributions                                           13                  15                 236                 293
      Payments for shares redeemed                             (604)             (1,127)            (11,406)            (21,451)
                                                  -----------------   -----------------   -----------------   -----------------
      Net increase (decrease)                                  (258)               (173)             (4,882)             (3,264)
                                                  -----------------   -----------------   -----------------   -----------------
      Class E
      Proceeds from shares sold                                 181                 411               3,436               7,864
      Proceeds from reinvestment of
         distributions                                           12                  17                 230                 319
      Payments for shares redeemed                             (137)               (277)             (2,599)             (5,285)
                                                  -----------------   -----------------   -----------------   -----------------
      Net increase (decrease)                                    56                 151               1,067               2,898
                                                  -----------------   -----------------   -----------------   -----------------
      Class S
      Proceeds from shares sold                               8,980              22,446             169,885             428,176
      Proceeds from reinvestment of
         distributions                                          684                 508              12,878               9,675
      Payments for shares redeemed                           (8,111)            (13,721)           (153,277)           (261,930)
                                                  -----------------   -----------------   -----------------   -----------------
      Net increase (decrease)                                 1,553               9,233              29,486             175,921
                                                  -----------------   -----------------   -----------------   -----------------
      Total increase (decrease)                               1,351               9,211   $          25,671   $         175,555
                                                  =================   =================   =================   =================

                                              Notes to Financial Statements  215

FRANK RUSSELL INVESTMENT COMPANY
RUSSELL FUNDS

NOTES TO FINANCIAL STATEMENTS, CONTINUED -- APRIL 30, 2005 (UNAUDITED)

--------------------------------------------------------------------------------

6. FUND SHARE TRANSACTIONS (amounts in thousands) (continued)


                                                                 SHARES                                  DOLLARS
                                                  -------------------------------------   -------------------------------------
                                                        2005                2004                2005                2004
   DIVERSIFIED BOND                               -----------------   -----------------   -----------------   -----------------
      Class C
      Proceeds from shares sold                                 431                 787   $          10,467   $          19,032
      Proceeds from reinvestment of
         distributions                                           28                  60                 670               1,438
      Payments for shares redeemed                             (231)               (451)             (5,605)            (10,947)
                                                  -----------------   -----------------   -----------------   -----------------
      Net increase (decrease)                                   228                 396               5,532               9,523
                                                  -----------------   -----------------   -----------------   -----------------
      Class E
      Proceeds from shares sold                                 391                 663               9,499              16,074
      Proceeds from reinvestment of
         distributions                                           35                  69                 848               1,674
      Payments for shares redeemed                             (227)               (354)             (5,532)             (8,570)
                                                  -----------------   -----------------   -----------------   -----------------
      Net increase (decrease)                                   199                 378               4,815               9,178
                                                  -----------------   -----------------   -----------------   -----------------
      Class S
      Proceeds from shares sold                              10,023              18,971             238,069             449,420
      Proceeds from reinvestment of
         distributions                                          898                 823              21,250              19,405
      Payments for shares redeemed                           (3,156)             (9,239)            (74,825)           (218,477)
                                                  -----------------   -----------------   -----------------   -----------------
      Net increase (decrease)                                 7,765              10,555             184,494             250,348
                                                  -----------------   -----------------   -----------------   -----------------
      Total increase (decrease)                               8,192              11,329   $         194,841   $         269,049
                                                  =================   =================   =================   =================

                                                                 SHARES                                  DOLLARS
                                                  -------------------------------------   -------------------------------------
                                                        2005                2004                2005                2004
   MULTISTRATEGY BOND                             -----------------   -----------------   -----------------   -----------------
      Class C
      Proceeds from shares sold                               1,551               2,363   $          16,281   $          24,666
      Proceeds from reinvestment of
         distributions                                          115                 140               1,205               1,455
      Payments for shares redeemed                             (642)               (917)             (6,734)             (9,601)
                                                  -----------------   -----------------   -----------------   -----------------
      Net increase (decrease)                                 1,024               1,586              10,752              16,520
                                                  -----------------   -----------------   -----------------   -----------------
      Class E
      Proceeds from shares sold                                 557               1,164               5,836              12,178
      Proceeds from reinvestment of
         distributions                                           79                 100                 827               1,046
      Payments for shares redeemed                             (210)               (281)             (2,203)             (2,937)
                                                  -----------------   -----------------   -----------------   -----------------
      Net increase (decrease)                                   426                 983               4,460              10,287
                                                  -----------------   -----------------   -----------------   -----------------
      Class S
      Proceeds from shares sold                              29,342              49,689             308,780             520,355
      Proceeds from reinvestment of
         distributions                                        3,082               1,718              32,272              17,900
      Payments for shares redeemed                           (5,705)            (14,788)            (59,897)           (154,717)
                                                  -----------------   -----------------   -----------------   -----------------
      Net increase (decrease)                                26,719              36,619             281,155             383,538
                                                  -----------------   -----------------   -----------------   -----------------
      Total increase (decrease)                              28,169              39,188   $         296,367   $         410,345
                                                  =================   =================   =================   =================

 216  Notes to Financial Statements

FRANK RUSSELL INVESTMENT COMPANY
RUSSELL FUNDS

NOTES TO FINANCIAL STATEMENTS, CONTINUED -- APRIL 30, 2005 (UNAUDITED)

--------------------------------------------------------------------------------

6. FUND SHARE TRANSACTIONS (amounts in thousands) (continued)


                                                                 SHARES                                  DOLLARS
                                                  -------------------------------------   -------------------------------------
                                                        2005                2004                2005                2004
   TAX EXEMPT BOND                                -----------------   -----------------   -----------------   -----------------
      Class C
      Proceeds from shares sold                                 125                 248   $           2,710   $           5,453
      Proceeds from reinvestment of
         distributions                                            4                   9                  91                 207
      Payments for shares redeemed                              (78)               (171)             (1,694)             (3,757)
                                                  -----------------   -----------------   -----------------   -----------------
      Net increase (decrease)                                    51                  86               1,107               1,903
                                                  -----------------   -----------------   -----------------   -----------------
      Class E
      Proceeds from shares sold                                  90                 121               1,965               2,664
      Proceeds from reinvestment of
         distributions                                            5                   9                 100                 201
      Payments for shares redeemed                              (46)               (101)             (1,001)             (2,210)
                                                  -----------------   -----------------   -----------------   -----------------
      Net increase (decrease)                                    49                  29               1,064                 655
                                                  -----------------   -----------------   -----------------   -----------------
      Class S
      Proceeds from shares sold                               2,568               4,071              56,156              89,463
      Proceeds from reinvestment of
         distributions                                          119                 212               2,604               4,645
      Payments for shares redeemed                           (1,230)             (2,430)            (26,856)            (53,265)
                                                  -----------------   -----------------   -----------------   -----------------
      Net increase (decrease)                                 1,457               1,853              31,904              40,843
                                                  -----------------   -----------------   -----------------   -----------------
      Total increase (decrease)                               1,557               1,968   $          34,075   $          43,401
                                                  =================   =================   =================   =================

                                                                 SHARES                                  DOLLARS
                                                  -------------------------------------   -------------------------------------
                                                        2005                2004                2005                2004
   TAX-MANAGED LARGE CAP                          -----------------   -----------------   -----------------   -----------------
      Class C
      Proceeds from shares sold                                 260                 319   $           4,533   $           5,153
      Proceeds from reinvestment of
         distributions                                            1                  --                  14                  --
      Payments for shares redeemed                             (153)               (182)             (2,635)             (2,945)
                                                  -----------------   -----------------   -----------------   -----------------
      Net increase (decrease)                                   108                 137               1,912               2,208
                                                  -----------------   -----------------   -----------------   -----------------
      Class E
      Proceeds from shares sold                                  92                 102               1,613               1,689
      Proceeds from reinvestment of
         distributions                                            3                   1                  55                  17
      Payments for shares redeemed                              (39)                (59)               (680)               (971)
                                                  -----------------   -----------------   -----------------   -----------------
      Net increase (decrease)                                    56                  44                 988                 735
                                                  -----------------   -----------------   -----------------   -----------------
      Class S
      Proceeds from shares sold                               2,796               4,291              49,437              70,925
      Proceeds from reinvestment of
         distributions                                          193                  90               3,437               1,429
      Payments for shares redeemed                           (2,288)             (4,253)            (40,459)            (69,749)
                                                  -----------------   -----------------   -----------------   -----------------
      Net increase (decrease)                                   701                 128              12,415               2,605
                                                  -----------------   -----------------   -----------------   -----------------
      Total increase (decrease)                                 865                 309   $          15,315   $           5,548
                                                  =================   =================   =================   =================

                                              Notes to Financial Statements  217

FRANK RUSSELL INVESTMENT COMPANY
RUSSELL FUNDS

NOTES TO FINANCIAL STATEMENTS, CONTINUED -- APRIL 30, 2005 (UNAUDITED)

--------------------------------------------------------------------------------

6. FUND SHARE TRANSACTIONS (amounts in thousands) (continued)


                                                                 SHARES                                  DOLLARS
                                                  -------------------------------------   -------------------------------------
                                                        2005                2004                2005                2004
   TAX-MANAGED MID & SMALL CAP                    -----------------   -----------------   -----------------   -----------------
      Class C
      Proceeds from shares sold                                 265                 212   $           2,902   $           2,098
      Proceeds from reinvestment of
         distributions                                           --                  --                  --                  --
      Payments for shares redeemed                             (125)               (157)             (1,360)             (1,544)
                                                  -----------------   -----------------   -----------------   -----------------
      Net increase (decrease)                                   140                  55               1,542                 554
                                                  -----------------   -----------------   -----------------   -----------------
      Class E
      Proceeds from shares sold                                  29                  49                 321                 505
      Proceeds from reinvestment of
         distributions                                           --                  --                  --                  --
      Payments for shares redeemed                              (31)                (16)               (354)               (167)
                                                  -----------------   -----------------   -----------------   -----------------
      Net increase (decrease)                                    (2)                 33                 (33)                338
                                                  -----------------   -----------------   -----------------   -----------------
      Class S
      Proceeds from shares sold                               1,742               2,549              19,765              25,974
      Proceeds from reinvestment of
         distributions                                           --                  --                  --                  --
      Payments for shares redeemed                           (1,232)             (2,031)            (14,036)            (20,759)
                                                  -----------------   -----------------   -----------------   -----------------
      Net increase (decrease)                                   510                 518               5,729               5,215
                                                  -----------------   -----------------   -----------------   -----------------
      Total increase (decrease)                                 648                 606   $           7,238   $           6,107
                                                  =================   =================   =================   =================

                                                                 SHARES                                  DOLLARS
                                                  -------------------------------------   -------------------------------------
                                                        2005                2004                2005                2004
   SELECT GROWTH                                  -----------------   -----------------   -----------------   -----------------
      Class C
      Proceeds from shares sold                                 353                 552   $           2,513   $           3,849
      Proceeds from reinvestment of
         distributions                                           --                  --                  --                  --
      Payments for shares redeemed                              (99)               (161)               (699)             (1,128)
                                                  -----------------   -----------------   -----------------   -----------------
      Net increase (decrease)                                   254                 391               1,814               2,721
                                                  -----------------   -----------------   -----------------   -----------------
      Class E
      Proceeds from shares sold                                  88                 213                 648               1,533
      Proceeds from reinvestment of
         distributions                                           --                  --                  --                  --
      Payments for shares redeemed                              (55)                (92)               (407)               (658)
                                                  -----------------   -----------------   -----------------   -----------------
      Net increase (decrease)                                    33                 121                 241                 875
                                                  -----------------   -----------------   -----------------   -----------------
      Class I
      Proceeds from shares sold                               5,134               4,627              38,560              33,510
      Proceeds from reinvestment of
         distributions                                           --                  --                                      --
      Payments for shares redeemed                             (739)               (784)             (5,490)             (5,601)
                                                  -----------------   -----------------   -----------------   -----------------
      Net increase (decrease)                                 4,395               3,843              33,070              27,909
                                                  -----------------   -----------------   -----------------   -----------------
      Class S
      Proceeds from shares sold                               2,066               3,538              15,387              25,490
      Proceeds from reinvestment of
         distributions                                           --                  --                  --                  --
      Payments for shares redeemed                             (748)             (2,318)             (5,589)            (16,889)
                                                  -----------------   -----------------   -----------------   -----------------
      Net increase (decrease)                                 1,318               1,220               9,798               8,601
                                                  -----------------   -----------------   -----------------   -----------------
      Total increase (decrease)                               6,000               5,575   $          44,923   $          40,106
                                                  =================   =================   =================   =================

 218  Notes to Financial Statements

FRANK RUSSELL INVESTMENT COMPANY
RUSSELL FUNDS

NOTES TO FINANCIAL STATEMENTS, CONTINUED -- APRIL 30, 2005 (UNAUDITED)

--------------------------------------------------------------------------------

6. FUND SHARE TRANSACTIONS (amounts in thousands) (continued)


                                                                 SHARES                                  DOLLARS
                                                  -------------------------------------   -------------------------------------
                                                        2005                2004                2005                2004
   SELECT VALUE                                   -----------------   -----------------   -----------------   -----------------
      Class C
      Proceeds from shares sold                                 366                 836   $           3,991   $           8,118
      Proceeds from reinvestment of
         distributions                                            3                   1                  31                   8
      Payments for shares redeemed                             (143)               (290)             (1,558)             (2,835)
                                                  -----------------   -----------------   -----------------   -----------------
      Net increase (decrease)                                   226                 547               2,464               5,291
                                                  -----------------   -----------------   -----------------   -----------------
      Class E
      Proceeds from shares sold                                  91                 164               1,008               1,610
      Proceeds from reinvestment of
         distributions                                            4                   5                  49                  45
      Payments for shares redeemed                              (56)               (136)               (616)             (1,345)
                                                  -----------------   -----------------   -----------------   -----------------
      Net increase (decrease)                                    39                  33                 441                 310
                                                  -----------------   -----------------   -----------------   -----------------
      Class I
      Proceeds from shares sold                               2,614               4,468              29,152              44,188
      Proceeds from reinvestment of
         distributions                                           62                  75                 683                 740
      Payments for shares redeemed                           (1,462)             (2,833)            (16,168)            (27,980)
                                                  -----------------   -----------------   -----------------   -----------------
      Net increase (decrease)                                 1,214               1,710              13,667              16,948
                                                  -----------------   -----------------   -----------------   -----------------
      Class S
      Proceeds from shares sold                               2,506               6,828              27,611              67,750
      Proceeds from reinvestment of
         distributions                                           95                 110               1,036               1,084
      Payments for shares redeemed                           (1,505)             (4,241)            (16,583)            (41,771)
                                                  -----------------   -----------------   -----------------   -----------------
      Net increase (decrease)                                 1,096               2,697              12,064              27,063
                                                  -----------------   -----------------   -----------------   -----------------
      Total increase (decrease)                               2,575               4,987   $          28,636   $          49,612
                                                  =================   =================   =================   =================

7. LINE OF CREDIT

   The Investment Company has a $75 million revolving credit facility for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Funds are charged an annual commitment fee of .125% on the average daily unused amount of the aggregate commitment, which is allocated among each of the Funds. Interest is calculated at the Federal Fund Rate plus .50% annually. The Funds may borrow up to a maximum of 33.33% of the value of their net assets under the agreement. The agreement will expire December 21, 2005 and will be reviewed at such time for possible renewal. The Funds did not have any drawdowns for the period ended April 30, 2005.

                                              Notes to Financial Statements  219

FRANK RUSSELL INVESTMENT COMPANY
RUSSELL FUNDS

NOTES TO FINANCIAL STATEMENTS, CONTINUED -- APRIL 30, 2005 (UNAUDITED)

--------------------------------------------------------------------------------

8. BENEFICIAL INTEREST

   As of April 30, 2005, the following table includes shareholders with shares of beneficial interest of greater than 10% of the total outstanding shares of each respective Fund:

                   FUND                    # OF SHAREHOLDERS             %
   --------------------------------------------------------------------------------
   Diversified Equity                              3                   47.9
   Special Growth                                  3                   42.9
   Quantitative Equity                             2                   35.9
   International Securities                        2                   39.1
   Emerging Markets                                3                   47.3
   Real Estate Securities                          2                   30.8
   Short Duration Bond                             3                   65.1
   Diversified Bond                                2                   53.4
   Multistrategy Bond                              2                   59.6
   Tax Exempt Bond                                 1                   42.2
   Tax-Managed Large Cap                           2                   52.9
   Tax-Managed Mid & Small Cap                     1                   51.7
   Select Growth                                   2                   48.9
   Select Value                                    2                   42.5

9. ILLIQUID OR RESTRICTED SECURITIES

   A Fund may invest a portion of its net assets not to exceed 15% in securities that are illiquid. Illiquid securities are securities that may not be readily marketable, and that cannot be sold within seven days in the ordinary course of business at the approximate amount at which the Fund has valued the securities. Illiquid and restricted securities may be priced by the Funds using fair value procedures approved by the Board of Trustees. Restricted securities are subject to contractual limitations on resale, are often issued in private placement transactions, and are not registered under the Securities Act of 1933 (the "Act"). The most common types of restricted securities are those sold under Rule 144A of the Act and commercial paper sold under Section 4(2) of the Act. Certain illiquid securities are not subject to the 15% limitation if the Adviser or a money manager determines that such security is liquid pursuant to procedures approved by the Board of Trustees. As of April 30, 2005, Illiquid Securities held by the Funds were as follows:

   Illiquid Securities

                                                                     PRINCIPAL                           COST        MARKET VALUE
   FUND - % OF NET ASSETS                           ACQUISITION      AMOUNT ($)     COST PER UNIT       (000)           (000)
   SECURITIES                                           DATE         OR SHARES            $               $               $
   ------------------------------------------------------------------------------------------------------------------------------
   International Securities Fund - 0.0%
   Sons of Gwalia, Ltd                                  02/28/03          34,800            2.07               72              --
                                                                                                                     ============
   Emerging Markets Fund - 0.0%
   Delta Corp. Inc.                                     08/07/97       1,113,646        5,700.00              435           1,038
   OK Zimbabwe                                          12/03/01       6,402,949          139.00              149             146
                                                                                                                     ------------
                                                                                                                            1,184
                                                                                                                     ============

 220  Notes to Financial Statements

FRANK RUSSELL INVESTMENT COMPANY
RUSSELL FUNDS

NOTES TO FINANCIAL STATEMENTS, CONTINUED -- APRIL 30, 2005 (UNAUDITED)

--------------------------------------------------------------------------------

   Pursuant to procedures adopted by the Board of Trustees, the Adviser or a money manager has determined that a liquid trading market exists for the following restricted securities held as of April 30, 2005:

   Restricted Securities

                                                                     PRINCIPAL                           COST        MARKET VALUE
   FUND - % OF NET ASSETS                           ACQUISITION      AMOUNT ($)     COST PER UNIT       (000)           (000)
   SECURITIES                                           DATE         OR SHARES            $               $               $
   ------------------------------------------------------------------------------------------------------------------------------
   Emerging Markets - 0.5%
   Far EasTone Telecommunications Co., Ltd. GDR         01/12/05          11,000           17.74              195             202
   Holcim Ecuador SA GDR                                07/24/96          10,500           12.67              133             320
   Hyundai Motor Co. GDR                                09/16/99          13,900           19.92              277             369
   KT&G Corp. GDR                                       01/29/02          53,100            9.28              493             945
   Samsung Electronics Co., Ltd. GDR                    05/21/96          10,059            9.43               95           1,481
                                                                                                                     ------------
                                                                                                                            3,317
                                                                                                                     ============
   Short Duration Bond Fund - 3.2%
   Allstate Financial Global Funding                    01/31/05       4,080,000           95.82            3,909           3,858
   Alter Moneta Receivables LLC                         09/17/03       1,213,798          100.38            1,218           1,206
   DG Funding Trust                                     11/04/03             219       10,537.12            2,308           2,368
   GE Corporate Aircraft Financing LLC                  10/05/04         827,616          100.00              828             828
   HBOS Treasury Services PLC                           09/11/03       1,000,000           99.87              999             986
   HBOS Treasury Services PLC                           01/06/04         900,000          100.00              900             901
   HBOS Treasury Services PLC                           11/05/04       2,000,000           99.93            1,999           1,969
   Hyundai Auto Receivables Trust                       09/18/02         335,806          100.00              336             335
   Metropolitan Life Global Funding I                   07/19/04       1,500,000           99.96            1,499           1,494
   New York Life Global Funding                         02/23/04       2,500,000          100.00            2,500           2,501
   Nordstrom Private Label Credit Card Master
      Note Trust                                        05/01/02       3,500,000          103.51            3,623           3,544
   PBG Equipment Trust                                  06/13/01         972,760          103.63            1,008             979
   Principal Life Global Funding I                      06/03/04       2,000,000          102.84            2,057           2,034
   Provident Auto Lease ABS Trust                       08/20/03         187,414          103.48              194             190
   Providian Gateway Master Trust                       11/16/04       1,200,000           99.94            1,199           1,184
   Railcar Leasing LLC                                  06/11/03       1,000,000          116.75            1,167           1,088
   SACO I, Inc.                                         09/30/04       1,735,057          100.00            1,735           1,735
   SLM Student Loan Trust                               03/05/04       3,000,000          101.87            3,056           2,902
   Susquehanna Auto Lease Trust                         11/19/03         869,347           99.72              867             864
   Susquehanna Auto Lease Trust                         03/24/05       2,000,000          100.00            2,000           2,011
   TIAA Global Markets                                  10/26/04       3,625,000          103.44            3,750           3,684
   USAA Capital Corp.                                   09/29/04         595,000          103.15              614             598
   Verizon Wireless Capital LLC                         02/02/04       1,400,000           99.99            1,400           1,400
                                                                                                                     ------------
                                                                                                                           38,659
                                                                                                                     ============

   Diversified Bond Fund - 3.3%
   ABSC NIMs Trust                                      07/30/04         157,331           99.61             157             156
   Arcap Reit, Inc.                                     09/21/04         460,000          100.98             465             452
   Argent NIMs Trust                                    03/04/04          89,095          100.00              89              89
   ASIF Global Financing                                03/07/05       2,000,000          100.16           2,003           2,002
   Asset Backed Funding Corp. NIMs Trust                08/22/03          31,555          100.00              32              32
   BAE Systems Holdings, Inc.                           11/28/01       1,075,000          102.12           1,098           1,172
   Berkshire Hathaway Finance Corp.                     01/04/05       1,585,000           99.88           1,583           1,562
   Chalet Finance PLC                                   10/08/03       1,070,000          100.00           1,070           1,071
   Clorox Co.                                           11/30/04         155,000           99.69             155             157
   Clorox Co.                                           11/30/04         250,000          100.08             250             248

                                              Notes to Financial Statements  221

FRANK RUSSELL INVESTMENT COMPANY
RUSSELL FUNDS

NOTES TO FINANCIAL STATEMENTS, CONTINUED -- APRIL 30, 2005 (UNAUDITED)

--------------------------------------------------------------------------------

   Countrywide Asset-Backed Certificates                11/20/03          40,210           99.89              40              40
   Countrywide Asset-Backed Certificates                12/21/04         300,142          100.04             300             301
   COX Communications, Inc.                             12/10/04       4,770,000           99.86           4,763           4,699
   Credit-Based Asset Servicing and
      Securitization CBO, Ltd.                          03/04/04       2,311,983          100.00           2,312           2,312
   Crest, Ltd.                                          11/25/03       1,655,000          100.00           1,655           1,698
   DG Funding Trust                                     11/04/03             103       10,537.12           1,085           1,114
   Dresdner Funding Trust I                             04/09/03         430,000          103.76             446             533
   Equifirst Mortgage Loan Trust NIMs Notes             02/02/05         903,370          100.06             904             904
   Export Import Bank of Korea                          02/03/04         290,000           99.61             289             285
   First Franklin NIMs Trust                            05/20/04         189,447          100.00             189             189
   First Franklin NIMs Trust                            05/20/04         300,000          100.00             300             300
   First Franklin NIMs Trust                            06/03/04         151,632          100.00             152             152
   First Franklin NIMs Trust                            09/01/04         544,103          100.00             544             544
   First Franklin NIMs Trust                            11/18/04         512,279          100.06             513             512
   First Franklin NIMs Trust                            04/01/05       1,393,949           99.73           1,390           1,390
   Fremont NIMs Trust                                   05/20/04         178,551          100.00             179             178
   G-Force CDO, Ltd.                                    12/08/03         750,000           99.98             750             758
   HVB Funding Trust I                                  05/01/03         360,000           97.68             352             457
   IndyMac Loan Trust                                   10/17/03         452,783          100.00             453             453
   IndyMac Loan Trust                                   06/10/04         971,280          100.00             971             971
   Korea Electric Power Corp.                           04/20/04         145,000           98.46             143             146
   Long Beach Asset Holdings Corp.                      11/19/05         887,569          100.00             888             888
   Mach One Trust Commercial Mortgage-Backed            07/12/04       1,480,000          100.97           1,494           1,502
   Mastr Reperforming Loan Trust                        03/09/05       1,163,008          102.41           1,191           1,192
   Merrill Lynch Mortgage Investors, Inc.               11/12/04          93,048           99.75              93              93
   Merrill Lynch Mortgage Investors, Inc.               02/19/04         153,307           99.56             153             152
   Metropolitan Life Global Funding I                   03/07/05       2,000,000          100.11           2,002           2,001
   Miller Brewing Co.                                   08/06/03         330,000          100.17             331             339
   Mizuho Financial Group Cayman, Ltd.                  02/27/04         410,000          101.05             414             424
   Monumental Global Funding, Ltd.                      03/09/05         190,000          100.00             190             192
   Morgan Stanley Capital I, Inc.                       06/17/04       1,475,000          101.06           1,491           1,516
   Mound Financing PLC                                  07/24/03       1,480,000          100.09           1,481           1,480
   Natexis Ambs Co. LLC                                 06/24/98         270,000          108.77             294             301
   Newcastle CDO I, Ltd.                                03/11/04         870,000           99.94             869             849
   Novastar NIMs Trust                                  01/30/04         233,851          100.00             234             234
   Novastar NIMs Trust                                  07/20/04         438,672          100.11             439             436
   NPF XII, Inc.                                        05/29/02       1,825,000           88.65           1,618             128
   Option One Mortgage Securities Corp. NIMs
      Trust                                             12/08/03         157,530          100.00             158             158
   Park Place Securities NIMs Trust                     09/22/04         224,579          100.00             225             225
   Renaissance NIMs Trust                               12/09/03          88,474          100.00              88              89
   Renaissance NIMs Trust                               06/25/04         271,254          100.00             271             271
   Renaissance NIMs Trust                               12/16/04         552,580          100.00             553             553
   Russia Government International Bond                 03/08/05       1,900,000          106.16           2,017           2,020
   Russia Government International Bond                 02/01/05         715,000          104.20             745             759
   Russia Government International Bond                 01/10/05       1,450,000          101.86           1,477           1,542
   SACO I, Inc.                                         09/30/04         867,529          100.00             868             868
   Saxon Net Interest Margin Trust                      09/23/03          37,557          100.00              38              38
   Sharps SP I LLC Net Interest Margin Trust            02/13/04          83,677           99.99              84              84
   Systems 2001 AT LLC                                  03/08/02         228,951          101.85             233             247
   Telecom Italia Capital SA                            10/19/04         745,000           99.18             739             726
   Telecom Italia Capital SA                            10/08/04       1,030,000           97.06           1,000           1,020
   Telecom Italia Capital SA                            12/20/04       1,620,000           96.66           1,566           1,565

 222  Notes to Financial Statements

FRANK RUSSELL INVESTMENT COMPANY
RUSSELL FUNDS

NOTES TO FINANCIAL STATEMENTS, CONTINUED -- APRIL 30, 2005 (UNAUDITED)

--------------------------------------------------------------------------------

   Telecom Italia Capital SA                            09/28/04         205,000           99.09             203             203
   Tenaska Alabama II Partners, LP                      10/09/03         261,656          100.04             262             272
   Tengizchevroil Finance Co.                           11/23/04         325,000          100.27             326             326
   TXU Corp.                                            03/31/05         610,000           95.41             582             601
   Wells Fargo Home Equity Trust                        10/01/04         243,427           99.99             243             243
   Zurich Capital Trust I                               07/11/00         650,000          105.93             689             705
   Zurich Capital Trust I                               11/10/03         600,000           95.11             571             650
                                                                                                                    ------------
                                                                                                                          49,769
                                                                                                                    ============
   Multistrategy Bond Fund - 4.9%
   AIG SunAmerica Global Financing VI                   05/02/01         950,000          108.02           1,026           1,028
   Alliance Capital Funding LLC                         03/03/04          85,255          101.79              87              85
   Ares Leveraged Investment Fund, LP                   12/19/03         930,000           99.48             925             930
   Arlington Street CDO, Ltd.                           06/04/03       1,795,813          102.46           1,840           1,850
   BAE Systems Holdings, Inc.                           12/28/01       2,600,000          104.48           2,717           2,835
   Banco Santander Chile                                01/11/05         610,000           99.81             609             610
   Bear Stearns Commercial Mortgage Securities          04/19/05         825,000          101.75             839             837
   Bombardier Capital, Inc.                             05/27/04       1,090,000           99.74           1,087           1,090
   Canadian Oil Sands, Ltd.                             08/03/04         460,000           99.92             460             460
   Cendant Timeshare Receivables Funding LLC            05/18/04         345,498          100.00             345             340
   Chancellor/Triton CBO, Ltd.                          11/12/03         338,521           96.58             327             344
   Chase Funding Net Interest Margin                    12/10/03             527           99.81               1               1
   Citigroup Commercial Mortgage Trust                  12/07/04       1,075,039          100.02           1,075           1,076
   Clorox Co.                                           11/30/04         340,000           99.70             339             345
   Clorox Co.                                           11/30/04         525,000          100.03             525             521
   Clorox Co.                                           11/30/04         525,000          100.08             525             526
   Countrywide Asset-Backed Certificates                02/25/04         145,258           99.68             145             146
   COX Communications, Inc.                             12/10/04         495,000           99.91             495             487
   COX Communications, Inc.                             12/10/04         350,000           99.90             350             345
   Detroit Edison Co.                                   02/02/05         395,000           99.82             394             390
   DG Funding Trust                                     11/04/03             191       10,537.12           2,013           2,065
   Dresdner Funding Trust I                             04/09/03       1,005,000          108.57           1,091           1,247
   Erac USA Finance Co.                                 07/01/02         560,000          108.16             606             607
   Export Import Bank of Korea                          02/03/04         540,000           99.61             538             531
   Farmers Exchange Capital                             01/26/04         900,000          103.67             933             951
   Farmers Exchange Capital                             01/28/02         990,000           91.87             909           1,046
   Farmers Insurance Exchange                           11/27/02         875,000           79.23             693           1,080
   Farmers Insurance Exchange                           08/04/04         570,000           99.58             568             585
   Fisher Scientific International, Inc.                07/22/04         245,000          100.11             245             247
   Glencore Funding LLC                                 05/12/04         300,000           91.55             275             284
   Global Signal Trust                                  11/18/04         655,000          100.00             655             645
   GSAA Trust                                           09/16/04         460,125           99.88             460             460
   GSMPS Mortgage Loan Trust                            05/27/04         243,248          107.45             261             260
   GSMPS Mortgage Loan Trust                            08/30/04         470,365          109.22             514             506
   GSMPS Mortgage Loan Trust                            03/17/05         732,093          107.37             786             791
   GSMPS Mortgage Loan Trust                            02/16/05         432,117          108.78             470             476
   GT Group Telecom, Inc. 2010 Warrants                 01/27/00             676           48.53              33              --
   Hanarotelecom, Inc.                                  01/25/05         900,000          100.28             902             863
   Hutchison Whampoa International 03/13, Ltd.          06/17/03         335,000          105.66             354             359
   Hutchison Whampoa International 03/33, Ltd.          11/19/03         150,000           99.79             150             154
   HVB Funding Trust I                                  05/01/03         730,000          103.23             754             927
   Hyatt Equities LLC                                   06/12/02         335,000          101.97             342             347
   Intelsat Bermuda, Ltd.                               01/24/05         445,000          100.00             445             446

                                              Notes to Financial Statements  223

FRANK RUSSELL INVESTMENT COMPANY
RUSSELL FUNDS

NOTES TO FINANCIAL STATEMENTS, CONTINUED -- APRIL 30, 2005 (UNAUDITED)

--------------------------------------------------------------------------------

   Intelsat Bermuda, Ltd.                               01/24/05         270,000          100.00             270             272
   John Hancock Global Funding II                       07/29/03         440,000          115.02             506             508
   Jones Apparel Group, Inc.                            11/17/04         470,000           99.90             470             452
   JP Morgan Chase Commercial Mortgage
      Securities Corp.                                  08/04/04       1,140,194          100.00           1,140           1,141
   Juniper CBO, Ltd.                                    01/15/04         569,681          102.94             586             580
   Korea Electric Power Corp.                           04/20/04         285,000           98.46             281             286
   Liberty Mutual Group                                 03/16/04         785,000          108.85             854             811
   Lone Star Industries                                 02/21/03         655,000           99.76             653             660
   Mantis Reef, Ltd.                                    10/28/03         585,000           99.73             583             584
   Mastr Reperforming Loan Trust                        03/09/05       1,086,023          107.37           1,166           1,164
   Merrill Lynch Mortgage Investors, Inc.               05/20/03          23,940           98.47              24              24
   Merrill Lynch Mortgage Trust                         06/26/04         365,000           79.26             289             354
   Miller Brewing Co.                                   08/06/03         705,000          100.86             711             725
   Miller Brewing Co.                                   08/06/03         445,000          100.26             446             441
   Mizuho Financial Group Cayman, Ltd.                  02/27/04         835,000          101.10             844             864
   Mizuho Financial Group Cayman, Ltd.                  06/16/04         185,000           97.37             180             193
   Mizuho Financial Group Cayman, Ltd.                  02/27/04         470,000           99.96             470             486
   Monumental Global Funding, Ltd.                      03/09/05         320,000          100.00             320             323
   Morgan Stanley Bank AG for OAO Gazprom               02/21/03         340,000          109.70             373             399
   Natexis Ambs Co. LLC                                 06/24/98         430,000          108.77             468             480
   Nationwide Building Society                          02/16/05         360,000           98.68             355             356
   Nationwide Mutual Insurance Co.                      03/20/03         655,000          103.33             677             808
   North Front Pass-Through Trust                       12/08/04       1,700,000          100.58           1,710           1,741
   Oil Insurance, Ltd.                                  08/19/03       1,580,000          100.98           1,595           1,596
   Pinnacle West Energy Corp.                           04/06/05         760,000          100.00             760             760
   Power Contract Financing LLC                         06/11/03         450,000          102.68             462             467
   Power Contract Financing LLC                         06/11/03         509,575          100.25             511             514
   Prudential Holdings LLC                              06/05/02         155,000          103.18             160             187
   Qwest Corp.                                          08/12/04       1,440,000          104.10           1,499           1,462
   Qwest Services Corp.                                 03/25/04         225,000          114.93             259             253
   Qwest Services Corp.                                 03/01/05         275,000          112.20             309             300
   Qwest Services Corp.                                 04/27/05         250,000          113.25             283             281
   Rabobank Capital Funding II                          11/14/03         550,000          101.25             557             554
   Ras Laffan Liquefied Natural Gas Co., Ltd.           03/07/01         290,000          112.27             326             338
   Russia Government International Bond                 12/10/04       3,500,000          102.01           3,570           3,721
   Russia Government International Bond                 06/17/02       3,050,000           91.29           2,784           3,239
   Russia Government International Bond                 11/23/04         700,000          101.86             713             743
   Russia Paris Club Participant                        04/06/04      98,490,300            0.81             798             859
   SACO I, Inc.                                         09/30/04       1,735,057          100.00           1,735           1,735
   Salomon Brothers AG for Tyumen Oil Co.               04/10/03         890,000          112.57           1,002             986
   Sankaty Market Value CDO                             12/19/03         480,000          104.71             503             487
   Sappi Papier Holding AG                              07/11/02         240,000          106.54             256             261
   Sealed Air Corp.                                     07/01/03         465,000           99.46             462             473
   Sharps SP I LLC Net Interest Margin Trust            12/19/04          71,062          100.00              71              71
   Solutia, Inc. 2009 Warrants                          07/02/02             850           85.33              73              --
   Systems 2001 AT LLC                                  03/08/02         334,621          101.85             341             360
   Systems 2001 AT LLC                                  06/04/01         413,009          103.87             429             451
   Telecom Italia Capital SA                            12/20/04       4,060,000           96.49           3,918           3,922
   Telecom Italia Capital SA                            09/28/04         455,000           99.09             451             451
   Telecom Italia Capital SA                            09/28/04         485,000           99.71             484             468
   Telecom Italia Capital SA                            11/24/04         650,000           97.32             633             628
   Tenaska Alabama II Partners, LP                      10/09/03         485,253          100.24             486             504

 224  Notes to Financial Statements

FRANK RUSSELL INVESTMENT COMPANY
RUSSELL FUNDS

NOTES TO FINANCIAL STATEMENTS, CONTINUED -- APRIL 30, 2005 (UNAUDITED)

--------------------------------------------------------------------------------

   Tengizchevroil Finance Co.                           11/23/04         810,000          100.23             812             812
   Texas Genco LLC                                      12/08/04       1,220,000          100.24           1,223           1,196
   TuranAlem Finance BV                                 11/18/04         710,000          103.75             737             712
   Twin Reefs Pass-Through Trust                        12/07/04         900,000          100.12             901             904
   TXU Corp.                                            11/22/04         755,000           99.94             755             740
   TXU Corp.                                            11/22/04       1,805,000           96.57           1,743           1,740
   TXU Corp.                                            11/22/04         985,000           99.95             985             966
   TXU Corp.                                            11/22/04         745,000           99.88             744             718
   WellPoint, Inc.                                      12/06/04         465,000           99.93             465             459
   WellPoint, Inc.                                      12/06/04         370,000           99.82             369             365
   WellPoint, Inc.                                      12/06/04         160,000           99.93             160             158
   WellPoint, Inc.                                      12/06/04         150,000           99.81             150             148
   Williams Gas Pipelines                               01/30/04         630,000          105.01             662             658
   World Financial Properties                           11/14/02         705,511          108.59             766             762
   World Financial Properties                           11/08/02         208,426          106.25             221             225
   Zurich Capital Trust I                               01/10/03       1,195,000           98.50           1,177           1,295
                                                                                                                    ------------
                                                                                                                          80,704
                                                                                                                    ============

10. DIVIDENDS

   On May 2, 2005, the Funds declared the following dividends from net investment income and capital gains, respectively, payable on May 5, 2005 to shareholders on record May 3, 2005.

                                            NET INVESTMENT
                  FUNDS                         INCOME
-----------------------------------------------------------
Diversified Bond - Class C                 $         0.0473
Diversified Bond - Class E                           0.0620
Diversified Bond - Class S                           0.0670
Multistrategy Bond - Class C                         0.0213
Multistrategy Bond - Class E                         0.0277

-----------------------------------------------------------
                                            NET INVESTMENT
                  FUNDS                         INCOME
Multistrategy Bond - Class S               $         0.0299
Tax Exempt Bond - Class C                            0.0437
Tax Exempt Bond - Class E                            0.0576
Tax Exempt Bond - Class S                            0.0621

   On June 1, 2005, the Funds declared the following dividends from net investment income and capital gains, respectively, payable on June 6, 2005 to shareholders on record June 2, 2005.

                                            NET INVESTMENT
                  FUNDS                         INCOME
-----------------------------------------------------------
Diversified Bond - Class C                 $         0.0492
Diversified Bond - Class E                           0.0646
Diversified Bond - Class S                           0.0697
Multistrategy Bond - Class C                         0.0208
Multistrategy Bond - Class E                         0.0274

-----------------------------------------------------------
                                            NET INVESTMENT
                  FUNDS                         INCOME
Multistrategy Bond - Class S               $         0.0296
Tax Exempt Bond - Class C                            0.0425
Tax Exempt Bond - Class E                            0.0564
Tax Exempt Bond - Class S                            0.0609

                                              Notes to Financial Statements  225

FRANK RUSSELL INVESTMENT COMPANY
RUSSELL FUNDS

SHAREHOLDER REQUESTS FOR OTHER INFORMATION -- APRIL 30, 2005 (UNAUDITED)

--------------------------------------------------------------------------------

A description of the policies and procedures that the Fund has adopted to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling the Fund at (800) 787-7354, and (ii) on the Securities and Exchange Commission's website at www.sec.gov. Information on how the Funds voted proxies relating to portfolio securities during the 12-month period ended June 30, 2004 is available at www.russell.com and on the Securities and Exchange Commission's website at www.sec.gov.

The Funds will file their complete schedule of investments with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Funds' Form N-Q is available (i) without charge, upon request, by calling the Fund at (800) 787-7354, (ii) at www.russell.com, (iii) on the Securities and Exchange Commission's website at www.sec.gov, and (iv) at the Securities and Exchange Commission's public reference room.

 226  Shareholder Requests for Other Information

FRANK RUSSELL INVESTMENT COMPANY
RUSSELL FUNDS

BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACTS (UNAUDITED)

--------------------------------------------------------------------------------
APPROVAL OF INVESTMENT ADVISORY AGREEMENT

The Board of Trustees, including all of the Independent Trustees, last considered and approved the continuation of the advisory agreement with FRIMCo and the portfolio management contract (together, the "investment advisory agreements") with each Money Manager of the Funds at a meeting held on February 23, 2005. During the course of a year, the Trustees received a wide variety of materials regarding the investment performance of the Funds, sales and redemptions of the Funds' shares, and the management of the Funds by FRIMCo. In preparation for the annual review, the Board, with the advice and assistance of independent counsel, also received and considered (1) information and reports prepared by FRIMCo relating to the services provided by FRIMCo (and its affiliates) to the Funds, including information requested by the Trustees, and
(2) information received from an independent, nationally recognized provider of investment company information comparing the performance of each of the Funds and its operating expenses over various periods of time with other peer funds ("Comparable Funds") not managed by FRIMCo believed by the provider to be generally comparable in investment objectives and size to the Funds (collectively, the "Agreement Renewal Information").

Prior to voting, the Independent Trustees reviewed the proposed continuance of the investment advisory agreements with management and independent counsel and received a memorandum from independent counsel discussing the legal standards for their consideration of the proposed continuances. The Independent Trustees also reviewed the proposed continuance in a private session with independent counsel at which no representatives of FRIMCo or management were present. The discussion below reflects both of these reviews.

In evaluating the advisory agreement with FRIMCo and the portfolio management contracts with the Money Managers of the Funds, the Board considered that the Funds, in employing a manager-of-managers method of investment, operate in a manner that is distinctly different from most other investment companies. In the case of most other investment companies, an advisory fee is paid by the investment company to its adviser which in turn employs and compensates individual portfolio managers to make specific securities selections consistent with the adviser's style and investment philosophy. All Funds have multiple Money Managers.

The Board considered that FRIMCo (rather than any Money Manager) is responsible under the investment advisory agreement for determining, implementing and maintaining the investment program for each Fund. Assets of each Fund have been allocated among multiple Money Managers.

FRIMCo is responsible for selecting Money Managers for each Fund and for determining allocations and reallocations of assets among the Money Managers. Each Money Manager for a Fund in effect performs the function of an individual portfolio manager who is responsible for selecting portfolio securities for the portion of the Fund assigned to it by FRIMCo in accordance with the Fund's applicable investment objective, policies and restrictions (each, a "segment"). FRIMCo is responsible for communicating performance expectations and evaluations to each Money Manager; supervising compliance by each Money Manager with each Fund's investment objectives and policies; authorizing Money Managers to engage in certain investment strategies for a Fund; and recommending annually to the Board whether portfolio management contracts should be renewed, modified or terminated. In addition to its annual recommendation as to the renewal, modification or termination of portfolio management contracts, FRIMCo is responsible for recommending to the Board the restructuring of Fund segments and additions of new Money Managers or replacements of existing Money Managers at any time when, based on FRIMCo's research and analysis, such actions are appropriate. FRIMCo may develop specific constraints from time to time for each Money Manager intended to capitalize on the strengths of that Money Manager or to coordinate the investment activities of Money Managers for a Fund in a complementary manner. Therefore, FRIMCo's selection of Money Managers is made not only on the basis of performance considerations but anticipated compatibility with other Money Managers in the same Fund. The performance of individual Money Managers for a Fund may reflect the roles assigned to them by FRIMCo in the Fund's investment activities and any constraints placed by FRIMCo upon their selection of portfolio securities. In light of the foregoing, the overall performance of each Fund over appropriate periods reflects in great part the performance of FRIMCo in designing the Fund's investment program, structuring Fund segments, selecting an effective Money Manager for each segment with a style that is complementary to the styles of the Money Managers of other Fund segments, and allocating assets among the Money Managers in a manner designed to achieve the objectives of the Fund.

The Board also considered that the prospectuses for the Funds emphasize to investors FRIMCo's role as the principal investment manager for each Fund, rather than the investment selection role of the Funds' Money Managers, and describe the manner in which the Funds operate so that investors may take the information into account when deciding to purchase shares of any such Fund.

                        Basis for Approval of Investment Advisory Contracts  227

FRANK RUSSELL INVESTMENT COMPANY
RUSSELL FUNDS

BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACTS, CONTINUED (UNAUDITED)

--------------------------------------------------------------------------------

In addition to these general factors relating to the manager of managers structure of the Funds, the Trustees considered, with respect to each Fund, various specific factors on the basis of the Agreement Renewal Information in evaluating renewal of the advisory agreement with FRIMCo, including the following:

1. The nature, scope and quality of the services provided to the Fund by FRIMCo;

2. The advisory fee paid by the Fund to FRIMCo and the fact that it encompasses all investment advisory fees paid by the Fund, including the fees for any Money Managers of such Fund;

3. Information provided by FRIMCo as to other fees and benefits received by FRIMCo or its affiliates from the Fund, including any administrative, transfer agent, cash management and securities lending fees, soft dollar arrangements and commissions in connection with portfolio securities transactions;

4. Information provided by FRIMCo as to investment advisory fees paid by Comparable Funds;

5. Information provided by FRIMCo as to expenses incurred by the Fund;

6. Information provided by FRIMCo as to the profits that FRIMCo derives from its mutual fund operations generally and from each Fund; and

7. The importance of supporting quality, long-term service by FRIMCo to help achieve the Fund's investment performance, including the continuing need of FRIMCo to retain and attract qualified investment and service professionals to serve the Funds.

On the basis of the information received, the Board, in respect of each Fund, found the advisory fees charged and costs and expenses incurred by FRIMCo to be fair and reasonable; after giving effect to waivers and/or reimbursements; and considering the composition of the Comparable Funds, the relative performance and expense ratio of the Fund were comparable to those of peer funds; FRIMCo's methodology of allocating expenses of operating funds in the complex was reasonable; and FRIMCo's profitability with respect to the Fund was reasonable in light of the nature, scope and quality of the services provided by FRIMCo.

The Board considered for each Fund whether economies of scale have been realized and whether the fees for such Fund appropriately reflect or should be revised to reflect any such economies. In its deliberations, the Board noted its findings reached at a meeting held on December 6, 2004 that the investment advisory fees for each Fund appropriately reflect any economies of scale realized by that Fund. Its findings at the earlier meeting were based upon information and analyses prepared by FRIMCo, including information as to variability of Money Manager investment advisory fees and other factors associated with the manager of managers structure employed by most Funds relevant to the Board's deliberations, and took into consideration the Funds' rising costs of compliance with applicable laws, rules and regulations.

The Trustees considered that fees payable to FRIMCo by institutional clients with investment objectives similar to those of the Funds are lower, and may, in some cases, be substantially lower, than the rates paid by the Funds. FRIMCo reviewed with the Trustees the differences in the scope of services it provides to institutional clients and the Funds. For example, institutional clients have fewer administrative needs than the Funds. It was further noted that since the Funds must constantly issue and redeem their shares, they are more difficult to manage than institutional accounts, where assets are relatively stable. Accordingly, the Trustees did not regard these fee differences as relevant to their deliberations.

The Board also considered the special expertise of FRIMCo with respect to the manager of managers structure of the Funds and the likelihood that, at the current expense ratio of each such Fund, there would be no acceptable alternative investment managers to replace FRIMCo on comparable terms given the need to conduct the manager of managers, multi-style strategy of such Fund selected by its shareholders in purchasing their shares.

With respect to the evaluation of the terms of portfolio management contracts with Money Managers, the Board received and considered information from FRIMCo reporting for each Money Manager, among other things, the Money Manager's performance over various periods; FRIMCo's assessment of the performance of each Money Manager; any significant business relationships between the Money Manager and Funds, FRIMCo or FRIMCo's affiliates; and FRIMCo's recommendation to retain the Money Manager at the current fee rate, to retain the Money Manager at a reduced fee rate or to terminate the Money Manager. FRIMCo recommended that each Money Manager be retained at its current fee rate. FRIMCo advised the Board that it does not regard Money Manager profitability as relevant to its evaluation of the investment advisory agreements with Money Managers because the willingness of Money Managers to serve in such capacity depends upon arm's-length negotiations with FRIMCo; FRIMCo is aware of the fees charged by Money Managers to other clients; and FRIMCo believes that the fees agreed upon with Money Managers are

 228  Basis for Approval of Investment Advisory Contracts

FRANK RUSSELL INVESTMENT COMPANY
RUSSELL FUNDS

BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACTS, CONTINUED (UNAUDITED)

--------------------------------------------------------------------------------

fair and reasonable in light of the anticipated quality of investment advisory services to be rendered. The Board accepted FRIMCo's explanation in light of the Board's findings as to the fairness and reasonableness of the aggregate investment advisory fees paid by each Fund and the fact that each Money Manager's fee is paid by FRIMCo.

Based substantially upon FRIMCo's recommendations together with the information received from FRIMCo in support of its recommendations, the Board concluded that the fees paid to the Money Managers of each Fund were fair and reasonable in light of the quality of the investment advisory services provided and that continuation of the portfolio management agreement with each Money Manager of each Fund was in the interests of shareholders.

In their deliberations, the Trustees did not identify any particular information as to the investment advisory agreement with FRIMCo or, other than FRIMCo's recommendation, the portfolio management agreement with any Money Manager that was all-important or controlling and each Trustee attributed different weights to the various factors considered. The Trustees evaluated all information available to them on a Fund-by-Fund basis and their determinations were made in respect of each Fund.

At a meeting held on March 24, 2005, the Trustees received proposals from FRIMCo to effect certain Money Manager changes for the International Securities and Tax-Managed Large Cap Funds; and at a meeting held on May 17, 2005 received proposals from FRIMCo to effect certain Money Manager changes for the Special Growth and Select Growth Funds. In the case of each such Fund, the Trustees approved the terms of the proposed portfolio management agreements with the successor Money Manager(s) based substantially upon FRIMCo's recommendation; its explanation as to the lack of relevance of profitability to the evaluation of portfolio management agreements with Money Managers; and its belief that the proposed investment advisory fees for the successor Money Manager(s) would be fair and reasonable in light of the anticipated quality of investment advisory services to be rendered. The Trustees also considered their findings at the February 23, 2005 meeting as to the fairness and reasonableness of the aggregate investment advisory fees paid by each affected Fund, and the fact that the aggregate investment advisory fees paid by such Fund would not increase as a result of the implementation of any proposed Money Manager change because each Money Manager's investment advisory fee is paid by FRIMCo.

At the meeting held on May 17, 2005, the Trustees also received a proposal from FRIMCo to manage directly approximately 5% of the assets of the Diversified Equity Fund (a "Participating Fund") utilizing a "select holdings strategy" pursuant to the terms of the Advisory Agreement between the Fund and FRIMCo. Under this strategy, FRIMCo analyzes the stocks purchased for a Participating Fund by each of the Fund's Money Managers to identify particular stocks that are concurrently overweighted by two or more of the Money Managers. FRIMCo uses a proprietary model to rank these stocks. Based on this ranking, FRIMCo will purchase additional shares of certain stocks for the Participating Fund. The strategy is designed to increase the Participating Fund's exposure to stocks that are collectively viewed as attractive by multiple Money Managers to the Participating Fund. Implementation of this strategy includes periodic rebalancing of the Participating Fund's holdings. The Trustees received and considered information from FRIMCo regarding the potential enhancements to the Participating Fund's performance based upon FRIMCo's limited experience in employing the same strategy for other types of investment accounts under its management. The Trustees also considered that FRIMCo would not be required to pay investment advisory fees to a Money Manager with respect to assets for which the select holdings strategy is utilized and that the profits derived by FRIMCo generally and from the Participating Fund consequently may increase incrementally. The Board, however, considered FRIMCo's advice that it will pay certain Money Managers additional fees for providing information and other services in connection with the select holdings strategy and expects to incur additional costs in implementing and carrying out the select holdings strategy; the limited amount of assets that would be managed directly by FRIMCo pursuant to the select holdings strategy; the fact that the aggregate investment advisory fees paid by the Participating Fund would not increase as a result of the implementation of the select holdings strategy; and its findings at the meeting held on February 23, 2005 that the aggregate fees payable by the Participating Fund are fair and reasonable. Based upon the Agreement Renewal Information received from FRIMCo at the meeting held on February 23, 2005 and information concerning implementation of the select holdings strategy received from FRIMCo at the meetings held on February 23, 2005 and May 17, 2005, the Board in the case of the Participating Fund accepted FRIMCo's select holdings strategy proposal, concluding in doing so that the investment advisory fees paid to FRIMCo by such Fund under its advisory agreement with FRIMCo continue to be fair and reasonable in light of the nature and anticipated quality of the investment advisory services to be rendered by FRIMCo.

                        Basis for Approval of Investment Advisory Contracts  229

FRANK RUSSELL INVESTMENT COMPANY
RUSSELL FUNDS

DISCLOSURE OF INFORMATION ABOUT FUND DIRECTORS -- APRIL 30, 2005 (UNAUDITED)

--------------------------------------------------------------------------------

The following tables provide information for each officer and trustee of the Russell Fund Complex. The Russell Fund Complex consists of Frank Russell Investment Company ("FRIC"), which has 34 funds, and Russell Investment Funds ("RIF"), which has five funds. Each of the trustees is a trustee of both FRIC and RIF. The first table provides information for trustees who are interested trustees. The second table provides information for the independent trustees. The third table provides information for the trustees emeritus. The fourth table provides information for the officers.

----------------------------------------------------------------------------------------------------------------------------
                                                                                             No. of
                                                                                           Portfolios
                                                                                           in Russell
                      Position(s) Held                                                        Fund
       Name,           with Fund and         Term           Principal Occupation(s)          Complex            Other
        Age,             Length of            of                   During the               Overseen      Directorships Held
      Address           Time Served         Office                Past 5 Years             by Trustee         by Trustee
----------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEES
----------------------------------------------------------------------------------------------------------------------------
 *Lynn L. Anderson,   Trustee since     Appointed until  - Vice Chairman, FRC                  39         - Trustee, The
  Born April 22,      1987              successor is     - Chairman of the Board, FRIC                      SSgA Funds
  1939                                  duly elected       and RIF                                          (investment
                                        and qualified    - CEO, Russell Fund                                company)
  909 A Street                                             Distributors, Inc.
  Tacoma, Washington                                       (broker-dealer "RFD"))
  98402-1616                                             - President and Chairman of
                                                           the Board, SSgA Funds
                                                           (investment company)
                                                         - Chairman of the Board, FRTC
                                                         - Until July 2004, Director,
                                                           Frank Russell Investments
                                                           (Ireland) Limited (Irish
                                                           limited company) and Frank
                                                           Russell Investments (Cayman)
                                                           Ltd. (manager of variable
                                                           capital investment
                                                           companies)
                                                         - Until October 2002,
                                                           President and CEO, FRIC and
                                                           RIF
                                                         - Until January 2005, Chairman
                                                           of the Board, RFD and FRIMCo
----------------------------------------------------------------------------------------------------------------------------



* Each of Messrs. Anderson and Phillips is also an officer and/or director of one or more an affiliates of FRIC and RIF and is therefore an interested trustee.

 230  Disclosure of Information about Fund Directors

FRANK RUSSELL INVESTMENT COMPANY
RUSSELL FUNDS

DISCLOSURE OF INFORMATION ABOUT FUND DIRECTORS, CONTINUED -- APRIL 30, 2005 (UNAUDITED)

--------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
                                                                                             No. of
                                                                                           Portfolios
                                                                                           in Russell
                      Position(s) Held                                                        Fund
       Name,           with Fund and         Term           Principal Occupation(s)          Complex            Other
        Age,             Length of            of                   During the               Overseen      Directorships Held
      Address           Time Served         Office                Past 5 Years             by Trustee         by Trustee
----------------------------------------------------------------------------------------------------------------------------
 INTERESTED TRUSTEES (CONTINUED)
----------------------------------------------------------------------------------------------------------------------------
 *Michael J.A.        Trustee Since     Appointed until  - Chairman of the Board, FRC          39         - None
  Phillips,           2002              successor is     - 1990-2003, President, FRC
  Born January 20,                      duly elected     - 1993-2003, CEO, FRC
  1948                                  and qualified.   - Trustee, FRIC and RIF
                                                         - Director, FRTC; Frank
  909 A Street                                             Russell Investments (Suisse)
  Tacoma, Washington                                       S.A. (global investment
  98402-1616                                               services); Frank Russell
                                                           Company Limited (consultant
                                                           to institutional investors
                                                           in Europe and the UK)
                                                         - Chairman of the Board and
                                                           President, Russell 20-20
                                                           Association; and Frank
                                                           Russell Investments
                                                           (Delaware), Inc. (general
                                                           partner in various limited
                                                           partnerships ("FRIDI"))
                                                         - Until 2004, Director,
                                                           Russell Investment Group
                                                           Pty. Limited (consultant to
                                                           superannuation funds in
                                                           Australia); and Frank
                                                           Russell Japan Co., Ltd.
                                                           (consultant to institutional
                                                           investors in Japan)
                                                         - Director, Harold LeMay
                                                           Museum (classic car museum)
                                                         - Advisory board member,
                                                           University of Washington,
                                                           Tacoma (educational
                                                           institution)
----------------------------------------------------------------------------------------------------------------------------
 INDEPENDENT TRUSTEES
----------------------------------------------------------------------------------------------------------------------------
 Paul E. Anderson,    Trustee since     Appointed until  - 1996 to present, President,         39         None
 Born October 15,     1984              successor is       Anderson Management Group
 1931                                   duly elected       LLC (private investments
                                        and qualified      consulting)
 909 A Street
 Tacoma, Washington
 98402-1616
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
 Kristianne Blake,    Trustee since     Appointed until  - President, Kristianne Gates         39         - Trustee WM Group
 Born January 22,     2000              successor is       Blake, P.S. (accounting                          of Funds
 1954                                   duly elected       services)                                        (investment
                                        and qualified                                                       company);
 909 A Street                                                                                             - Director, Avista
 Tacoma, Washington                                                                                         Corp
 98402-1616
----------------------------------------------------------------------------------------------------------------------------



* Each of Messrs. Anderson and Phillips is also an officer and/or director of one or more an affiliates of FRIC and RIF and is therefore an interested trustee.

                             Disclosure of Information about Fund Directors  231

FRANK RUSSELL INVESTMENT COMPANY
RUSSELL FUNDS

DISCLOSURE OF INFORMATION ABOUT FUND DIRECTORS, CONTINUED -- APRIL 30, 2005 (UNAUDITED)

--------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
                                                                                             No. of
                                                                                           Portfolios
                                                                                           in Russell
                      Position(s) Held                                                        Fund
       Name,           with Fund and         Term           Principal Occupation(s)          Complex            Other
        Age,             Length of            of                   During the               Overseen      Directorships Held
      Address           Time Served         Office                Past 5 Years             by Trustee         by Trustee
----------------------------------------------------------------------------------------------------------------------------
 INDEPENDENT TRUSTEES (CONTINUED)
----------------------------------------------------------------------------------------------------------------------------
 Daniel P. Connealy   Trustee since     Appointed until  - June 2004 to present, Senior        39         - Director, Gold
 Born June 6, 1946    2003              successor is       Vice President and Chief                         Banc
                                        duly elected       Financial Officer, Waddell &                     Corporation,
 909 A Street                           and qualified      Reed Financial, Inc.                             Inc.
 Tacoma, Washington                                      - 2003, Retired
 98402-1616                                              - 2001-2003, Vice President
                                                           and Chief Financial Officer,
                                                           Janus Capital Group Inc.
                                                         - 1979-2001, Audit and
                                                           Accounting Partner,
                                                           PricewaterhouseCoopers LLP
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
 Jonathan Fine        Trustee since     Appointed until  - President and Chief                 39         None
 Born July 8, 1954    2004              successor is       Executive Officer, United
                                        duly elected       Way of King County, WA
 909 A Street                           and qualified    - 1996-2000, Chief Executive
 Tacoma, Washington                                        Officer, Seattle/King County
 98402-1616                                                Chapter of the American Red
                                                           Cross
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
 Lee C. Gingrich,     Trustee since     Appointed until  - Retired since 1995                  39         None
 Born October 6,      1984              successor is
 1930                                   duly elected
                                        and qualified
 909 A Street
 Tacoma, Washington
 98402-1616
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
 Raymond P.           Trustee since     Appointed until  - Currently, President,               39         None
 Tennison, Jr.        2000              successor is       Simpson Investment Company
 Born December 21,                      duly elected       and several additional
 1955                                   and qualified      subsidiary companies,
                                                           including Simpson Timber
 909 A Street                                              Company, Simpson Paper
 Tacoma, Washington                                        Company and Simpson Tacoma
 98402-1616                                                Kraft Company
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
 Julie W. Weston,     Trustee since     Appointed until  - Retired since 2000                  39         None
 Born October 2,      2002              successor is     - 1987 to 2000, Arbitrator,
 1943                                   duly elected       The American Arbitration
                                        and qualified      Association Commercial Panel
 909 A Street                                            - 1995 to 1999, Hearing
 Tacoma, Washington                                        Officer, University of
 98402-1616                                                Washington
                                                         - 1987 to 2002, Director,
                                                           Smith Barney Fundamental
                                                           Value Fund
----------------------------------------------------------------------------------------------------------------------------

 232  Disclosure of Information about Fund Directors

FRANK RUSSELL INVESTMENT COMPANY
RUSSELL FUNDS

DISCLOSURE OF INFORMATION ABOUT FUND DIRECTORS, CONTINUED -- APRIL 30, 2005 (UNAUDITED)

--------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
                                                                                             No. of
                                                                                           Portfolios
                                                                                           in Russell
                      Position(s) Held                                                        Fund
       Name,           with Fund and         Term           Principal Occupation(s)          Complex            Other
        Age,             Length of            of                   During the               Overseen      Directorships Held
      Address           Time Served         Office                Past 5 Years             by Trustee         by Trustee
----------------------------------------------------------------------------------------------------------------------------
TRUSTEES EMERITUS
----------------------------------------------------------------------------------------------------------------------------
 *George F. Russell,  Trustee Emeritus  Until            - Director Emeritus, Frank            39         None
  Jr.,                and Chairman      resignation or     Russell Company (investment
  Born July 3, 1932   Emeritus since    removal            consultant to institutional
                      1999                                 investors ("FRC")); and
  909 A Street                                             FRIMCo
  Tacoma, Washington                                     - Chairman Emeritus, FRIC and
  98402-1616                                               RIF; Frank Russell
                                                           Securities, Inc.
                                                           (broker-dealer and
                                                           investment advisor ("FRS"));
                                                           Russell 20-20 Association
                                                           (non-profit corporation);
                                                           and Frank Russell Trust
                                                           Company (non-depository
                                                           trust company ("FRTC"))
                                                         - Chairman, Sunshine
                                                           Management Services, LLC
                                                           (investment advisor)
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
 Paul Anton, Ph.D.,   Trustee Emeritus  Five year term   - Retired since 1997                  39         None
 Born December 1,     since 2003                         - Trustee of FRIC and RIF
 1919                                                      Until 2002
 909 A Street
 Tacoma, Washington
 98402-1616
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
 William E. Baxter,   Trustee Emeritus  Five year term   - Retired since 1986                  39         None
 Born June 8, 1925    since 2004                         - Trustee of FRIC and RIF
                                                           Until 2004
 909 A Street
 Tacoma, Washington
 98402-1616
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
 Eleanor W. Palmer,   Trustee Emeritus  Five year term   - Retired since 1981                  39         None
 Born May 5, 1926     since 2004                         - Trustee of FRIC and RIF
                                                           Until 2004
 909 A Street
 Tacoma, Washington
 98402-1616
----------------------------------------------------------------------------------------------------------------------------



* Mr. Russell is also a director emeritus of one or more affiliates of FRIC and RIF.

                             Disclosure of Information about Fund Directors  233

FRANK RUSSELL INVESTMENT COMPANY
RUSSELL FUNDS

DISCLOSURE OF INFORMATION ABOUT FUND DIRECTORS, CONTINUED -- APRIL 30, 2005 (UNAUDITED)

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
                                Position(s) Held
            Name,                with Fund and         Term                        Principal Occupation(s)
             Age,                  Length of            of                               During the
           Address                Time Served         Office                            Past 5 Years
--------------------------------------------------------------------------------------------------------------------------
OFFICERS
--------------------------------------------------------------------------------------------------------------------------
 Cheryl Wichers                 Chief Compliance  Until removed    - Chief Compliance Officer, FRIC
 Born December 16, 1966         Officer since     by Trustees      - Chief Compliance Officer, RIF
                                2005                               - Chief Compliance Officer, FRIMCo
 909 A Street                                                      - April 2002-May 2005, Manager, Global Regulatory
 Tacoma, WA                                                          Policy
 98402-1616                                                        - 1998-2003, Compliance Supervisor, Russell Investment
                                                                     Group
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
 Greg J. Stark,                 President and     Annual and       - President and CEO, FRIC and RIF
 Born May 3, 1968               Chief Executive   until successor  - Chairman of the Board, President and CEO, FRIMCo
                                Officer since     is chosen and    - Chairman of the Board and President, RFD and Russell
 909 A Street                   2004              qualified by       Insurance Agency, Inc. (insurance agency ("RIA"))
 Tacoma, Washington                               Trustees         - Until 2004, Managing Director of Individual Investor
 98402-1616                                                          Services, FRC
                                                                   - 2000 to 2004, Managing Director, Sales and Client
                                                                     Service, FRIMCo
                                                                   - 1998 to 2000, Representative Director, Frank Russell
                                                                     Company, Ltd. (asset manager in Japan)
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
 Mark E. Swanson,               Treasurer and     Annual and       - Treasurer and Chief Accounting Officer, FRIC and RIF
 Born November 26, 1963         Chief Accounting  until successor  - Director, Funds Administration, FRIMCo, FRTC and RFD
                                Officer since     is chosen and    - Treasurer and Principal Accounting Officer, SSgA
 909 A Street                   1998              qualified by       Funds
 Tacoma, Washington                               Trustees
 98402-1616
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
 Thomas F. Hanly,               Chief Investment  Until removed    - Chief Investment Officer, FRIC, RIF, FRC, FRTC
 Born November 17, 1964         Officer since     by Trustees      - Director and Chief Investment Officer, FRIMCo and RFD
                                2004                               - Director, Frank Russell International Services Co.,
 909 A Street                                                        Inc. (provide services to U.S. personnel secunded to
 Tacoma, Washington                                                  overseas enterprises ("FRISCo"))
 98402-1616                                                        - 1999 to 2003, Chief Financial Officer, FRC, FRIC and
                                                                     RIF
--------------------------------------------------------------------------------------------------------------------------

 234  Disclosure of Information about Fund Directors

FRANK RUSSELL INVESTMENT COMPANY
RUSSELL FUNDS

DISCLOSURE OF INFORMATION ABOUT FUND DIRECTORS, CONTINUED -- APRIL 30, 2005 (UNAUDITED)

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
                                Position(s) Held
            Name,                with Fund and         Term                        Principal Occupation(s)
             Age,                  Length of            of                               During the
           Address                Time Served         Office                            Past 5 Years
--------------------------------------------------------------------------------------------------------------------------
OFFICERS (CONTINUED)
--------------------------------------------------------------------------------------------------------------------------
 Karl J. Ege,                   Secretary and     Annual and       - Secretary and General Counsel, FRIC, RIF, FRIMCo,
 Born October 8, 1941           General Counsel   until successor    FRTC, and RFD
                                since 1994        is chosen and    - Secretary, General Counsel and Managing Director of
 909 A Street                                     qualified          Law and Government Affairs, FRC
 Tacoma, Washington                                                - Director, Secretary and General Counsel, Frank
 98402-1616                                                          Russell Capital Inc. (investment advisor); Russell
                                                                     Real Estate Advisors, Inc. (real estate investment
                                                                     advisor)
                                                                   - Director and Secretary, Russell 20-20 Association;
                                                                     RIA; A Street Investment Associates, Inc. (real
                                                                     estate leasing); FRIDI; and FRISCo
                                                                   - Director and Assistant Secretary, Frank Russell
                                                                     Company Limited and Russell Systems Limited (limited
                                                                     company)
                                                                   - Director, FRS, Russell Investment Group Pty. Ltd.;
                                                                     Frank Russell Japan Co., Ltd. (holding company);
                                                                     Frank Russell Investment Company Plc Frank Russell
                                                                     Institutional Funds Plc, Frank Russell Multi-Manager
                                                                     Funds plc; Frank Russell Investment Company II plc,
                                                                     Frank Russell Investment Company III plc, Russell
                                                                     Alternative Investment Fund plc, and Russell
                                                                     Diversified Alternatives Fund (each, an investment
                                                                     company); Frank Russell Asset Management (Cayman) LLC
                                                                     (general partner of limited partnerships); Russell
                                                                     Investment Group Limited (institutional consultant);
                                                                     Russell Investment Management Ltd. (institutional
                                                                     investment management); Russell Investment Group
                                                                     Private Limited (investment and fund management
                                                                     advisory services); and Frank Russell Investments
                                                                     (Ireland) Ltd.
                                                                   - Statutory Auditor, Frank Russell Company, Ltd. (asset
                                                                     management and consulting)
--------------------------------------------------------------------------------------------------------------------------

                             Disclosure of Information about Fund Directors  235

RUSSELL FUNDS

FRANK RUSSELL INVESTMENT COMPANY
909 A Street, Tacoma, Washington 98402
(800) 787-7354

--------------------------------------------------------------------------------

TRUSTEES
 Lynn L. Anderson
 Paul E. Anderson
 Kristianne Blake
 Daniel P. Connealy
 Jonathan Fine
 Lee C. Gingrich
 Michael J.A. Phillips
 Raymond P. Tennison, Jr.
 Julie W. Weston

TRUSTEES EMERITUS
 George F. Russell, Jr.
 Paul Anton, PhD
 William E. Baxter
 Eleanor W. Palmer

OFFICERS
 Gregory J. Stark, President and Chief Executive Officer
 Cheryl Wickers, Chief Compliance Officer (effective May 17, 2005) Thomas F. Hanly, Chief Investment Officer
 Mark E. Swanson, Treasurer and Chief Accounting Officer
 Karl J. Ege, Secretary

ADVISOR, ADMINISTRATOR, TRANSFER AND DIVIDEND DISBURSING AGENT
 Frank Russell Investment Management Company
 909 A Street
 Tacoma, WA 98402

CUSTODIAN
 State Street Bank and Trust Company
 Allan Forbes Building
 150 Newport Avenue AFB35
 North Quincy, MA 02171

OFFICE OF SHAREHOLDER INQUIRIES
 909 A Street
 Tacoma, WA 98402
 (800) 787-7354

LEGAL COUNSEL
 Stradley, Ronon, Stevens & Young, LLP
 2600 One Commerce Square
 Philadelphia, PA 19103-7098

DISTRIBUTOR
 Russell Fund Distributors, Inc.
 909 A Street
 Tacoma, WA 98402

MONEY MANAGERS AS OF APRIL 30, 2005

Diversified Equity Fund
 Alliance Capital Management L.P., which acts as money manager to the Fund through its Bernstein Investment Research and Management Unit, New York, NY Ark Asset Management Co., Inc., New York, NY
 Institutional Capital Corporation, Chicago, IL
 Jacobs Levy Equity Management, Inc., Florham Park, NJ
 Marsico Capital Management, LLC, Denver, CO
 MFS Institutional Advisors, Inc., Boston, MA
 Montag & Caldwell, Inc., Atlanta, GA
 Schneider Capital Management Corporation, Wayne, PA
 Suffolk Capital Management, LLC, New York, NY
 Turner Investment Partners, Inc., Berwyn, PA

Special Growth Fund
 CapitalWorks Investment Partners, LLC, San Diego, CA
 David J. Greene and Company, LLC, New York, NY
 Delphi Management, Inc., Boston, MA
 Goldman Sachs Asset Management, L.P., New York, NY
 Gould Investment Partners LLC, Berwyn, PA
 Jacobs Levy Equity Management, Inc., Florham Park, NJ
 Nicholas-Applegate Capital Management LLC, San Diego, CA
 Roxbury Capital Management, LLC, Santa Monica, CA
 TimesSquare Capital Management, LLC, New York, NY

Quantitative Equity Fund
 Aronson + Johnson + Ortiz, LP, Philadelphia, PA
 Franklin Portfolio Associates, LLC, Boston, MA
 Goldman Sachs Asset Management, L.P., New York, NY
 Jacobs Levy Equity Management, Inc., Florham Park, NJ

International Securities Fund
 Alliance Capital Management L.P., which acts as money manager to the Fund through its Bernstein Investment Research and Management Unit, New York, NY AQR Capital Management, LLC, New York, NY
 Axiom International Investors LLC, Greenwich, CT
 Fidelity Management & Research Company, Boston, MA
 Marvin & Palmer Associates, Inc., Wilmington, DE
 MFS Institutional Advisors, Inc., Boston, MA
 Mondrian Investment Partners Limited, London, England
 The Boston Company Asset Management, LLC, Boston, MA
 Wellington Management Company, LLP, Boston, MA

Emerging Markets Fund
 Alliance Capital Management L.P., which acts as money manager to the Fund through its Bernstein Investment Research and Management Unit, New York, NY Arrowstreet Capital, Limited Partnership, Cambridge, MA
 Genesis Asset Managers, LLP, Guernsey, Channel Islands
 T. Rowe Price International, Inc., Baltimore, MD
 Wells Capital Management Inc., San Francisco, CA

 236  Manager, Money Managers and Service Providers

RUSSELL FUNDS

FRANK RUSSELL INVESTMENT COMPANY
909 A Street, Tacoma, Washington 98402
(800) 787-7354

--------------------------------------------------------------------------------

Real Estate Securities Fund
 AEW Management and Advisors, L.P., Boston, MA
 Heitman Real Estate Securities LLC, Chicago, IL
 INVESCO Institutional (N.A.), Inc., which acts as a money manager to the Fund through its INVESCO Real Estate division, Dallas, TX
 RREEF America L.L.C., Chicago, IL

Short Duration Bond Fund
 Merganser Capital Management L.P., Boston, MA
 Pacific Investment Management Company LLC, Newport Beach, CA
 STW Fixed Income Management, Carpinteria, CA

Diversified Bond Fund
 Bear Stearns Asset Management Inc., New York, NY
 Lehman Brothers Asset Management LLC, Chicago, IL
 Pacific Investment Management Company LLC, Newport Beach, CA
 Western Asset Management Company, Pasadena, CA

Multistrategy Bond Fund
 Bear Stearns Asset Management Inc., New York, NY
 Delaware Management Company, a series of Delaware Management Business Trust,
   Philadelphia, PA
 Morgan Stanley Investment Management Inc., West Conshohocken, PA
 Pacific Investment Management Company LLC, Newport Beach, CA

Tax Exempt Bond Fund
 MFS Institutional Advisors, Inc., Boston, MA
 Standish Mellon Asset Management Company LLC, Boston, MA

Tax-Managed Large Cap Fund
 Kayne Anderson Rudnick Investment Management, LLC, Los Angeles, CA John A. Levin & Co., Inc., New York, NY
 J.P. Morgan Investment Management Inc., New York, NY
 Sands Capital Management, Inc., Arlington, VA
 Turner Investment Partners, Inc., Berwyn, PA

Tax-Managed Mid & Small Cap Fund
 Chartwell Investment Partners, Berwyn, PA
 Netols Asset Management, Inc., Mequon, WI
 Parametric Portfolio Associates LLC, Seattle, WA
 Turner Investment Partners, Inc., Berwyn, PA
 Westcap Investors, LLC, Los Angeles CA

Select Growth Fund
 Ark Asset Management Co., Inc., New York, NY
 CapitalWorks Investment Partners, LLC, San Diego, CA
 Fuller & Thaler Asset Management, Inc., San Mateo, CA
 Transamerica Investment Management, LLC, Denver, CO
 Turner Investment Partners, Inc., Berwyn, PA

Select Value Fund
 DePrince, Race & Zollo, Inc., Orlando, FL
 Iridian Asset Management LLC, Westport, CT
 MFS Institutional Advisors, Inc., Boston, MA
 Netols Asset Management, Inc., Mequon, WI

 Systematic Financial Management, L.P., Teaneck, NJ

This report is prepared from the books and records of the Funds and is submitted for the general information of shareholders and is not authorized for distribution to prospective investors unless accompanied or preceded by an effective Prospectus. Nothing herein contained is to be considered an offer of sale or a solicitation of an offer to buy shares of Frank Russell Investment Company. Such offering is made only by Prospectus, which includes details as to offering price and other material information.

                              Manager, Money Managers and Service Providers  237

(FRANK RUSSELL LOGO)

Frank Russell Investment Company
909 A Street
Tacoma, Washington 98402

800-787-7354
Fax: 253-591-3495

www.russell.com                                              36-08-067 (1 04/05)

INSTITUTIONAL FUNDS

                                                FRANK RUSSELL INVESTMENT COMPANY

2005 SEMIANNUAL REPORT


CLASS E, I, AND Y SHARES:

EQUITY I FUND

EQUITY II FUND

EQUITY Q FUND

INTERNATIONAL FUND

FIXED INCOME I FUND

FIXED INCOME III FUND


CLASS C, E, AND S SHARES:


EMERGING MARKETS FUND

REAL ESTATE SECURITIES FUND

SHORT DURATION BOND FUND (formerly Short Term Bond Fund)


CLASS C, E, I, AND S SHARES:


SELECT GROWTH FUND

SELECT VALUE FUND




APRIL 30, 2005


                                                            (FRANK RUSSELL LOGO)

Frank Russell Investment Company

Frank Russell Investment Company is a series investment company with 34 different investment portfolios referred to as Funds. These financial statements report on eleven of these Funds.

Frank Russell Investment Management Company

Responsible for overall management and administration of the Funds.

                                  [Blank Page]

                        Frank Russell Investment Company

                              Institutional Funds

                               Semiannual Report

                           April 30, 2005 (Unaudited)

                               Table of Contents

                                                                            Page
Equity I Fund........................................................         3

Equity II Fund.......................................................        11

Equity Q Fund........................................................        23

International Fund...................................................        30

Fixed Income I Fund..................................................        48

Fixed Income III Fund................................................        71

Emerging Markets Fund................................................        98

Real Estate Securities Fund..........................................       108

Short Duration Bond Fund.............................................       112

Select Growth Fund...................................................       127

Select Value Fund....................................................       133

Notes to Schedules of Investments....................................       139

Statement of Assets and Liabilities..................................       140

Statement of Operations..............................................       144

Statement of Changes in Net Assets...................................       146

Financial Highlights.................................................       150

Notes to Financial Highlights........................................       162

Notes to Financial Statements........................................       163

Shareholder Requests for Other Information...........................       188

Basis for Approval of Investment Advisory Contracts..................       189

Disclosure of Information about Fund Directors.......................       192

Manager, Money Managers and Service Providers........................       197

Frank Russell Investment Company - Institutional Funds

Copyright (c) Frank Russell Company 2005. All rights reserved. This material is proprietary and may not be reproduced, transferred, or distributed in any form without prior written permission from Frank Russell Company. It is delivered on an "as is" basis without warranty. The Russell logo is a trademark and service mark of Frank Russell Company. Frank Russell Company and Standard & Poor's Corporation are the owners of the trademarks, service marks, and copyrights related to their respective indexes. This material must be accompanied or preceded by a current Frank Russell Investment Company Prospectus containing complete information concerning the investment objectives and operations of the Company, charges, and expenses. The Prospectus should be read carefully before an investment is made. Russell Fund Distributors, Inc., is the distributor of Frank Russell Investment Company.

                                  [Blank Page]

FRANK RUSSELL INVESTMENT COMPANY
EQUITY I FUND

SHAREHOLDER EXPENSE EXAMPLE -- APRIL 30, 2005 (UNAUDITED)

--------------------------------------------------------------------------------

FUND EXPENSES

THE FOLLOWING DISCLOSURE PROVIDES IMPORTANT INFORMATION REGARDING EACH FUND'S EXPENSE EXAMPLE, WHICH APPEARS ON EACH FUND'S INDIVIDUAL PAGE IN THIS SEMIANNUAL REPORT. PLEASE REFER TO THIS INFORMATION WHEN REVIEWING THE EXPENSE EXAMPLE FOR A FUND.

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including advisory and administrative fees; distribution and/or service (12b-1) fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from November 1, 2004 to April 30, 2005.

ACTUAL EXPENSES

The information in the table under the heading "Actual Performance" provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table under the heading "Hypothetical Performance (5% return before expenses)" provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading "Hypothetical Performance (5% return before expenses)" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                  HYPOTHETICAL
                                                  PERFORMANCE
                                  ACTUAL           (5% RETURN
CLASS E                        PERFORMANCE      BEFORE EXPENSES)
-------                       --------------    ----------------
Beginning Account Value
November 1, 2004              $     1,000.00      $     1,000.00
Ending Account Value April
30, 2005                      $     1,048.10      $     1,020.54
Expenses Paid During
Period*                       $         4.57      $         4.51

* Expenses are equal to the Fund's annualized expense ratio of 0.90%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

                                                  HYPOTHETICAL
                                                  PERFORMANCE
                                  ACTUAL           (5% RETURN
CLASS I                        PERFORMANCE      BEFORE EXPENSES)
-------                       --------------    ----------------
Beginning Account Value
November 1, 2004              $     1,000.00      $     1,000.00
Ending Account Value April
30, 2005                      $     1,049.40      $     1,021.78
Expenses Paid During
Period*                       $         3.30      $         3.26

* Expenses are equal to the Fund's annualized expense ratio of 0.65%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

                                                  HYPOTHETICAL
                                                  PERFORMANCE
                                  ACTUAL           (5% RETURN
CLASS Y                        PERFORMANCE      BEFORE EXPENSES)
-------                       --------------    ----------------
Beginning Account Value
November 1, 2004              $     1,000.00      $     1,000.00
Ending Account Value April
30, 2005                      $     1,049.30      $     1,021.83
Expenses Paid During
Period*                       $         3.25      $         3.21

* Expenses are equal to the Fund's annualized expense ratio of 0.64%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

                                                                Equity I Fund  3

FRANK RUSSELL INVESTMENT COMPANY
EQUITY I FUND

SCHEDULE OF INVESTMENTS -- APRIL 30, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
COMMON STOCKS - 94.2%
Auto and Transportation - 2.8%
American Axle & Manufacturing Holdings, Inc. (N)       14,200             283
Autoliv, Inc.                                           8,800             389
BorgWarner, Inc.                                        3,200             146
Burlington Northern Santa Fe Corp.                     57,840           2,791
CNF, Inc.                                               8,360             357
Cooper Tire & Rubber Co.                               11,500             201
CSX Corp.                                             163,900           6,577
Dana Corp. (N)                                          9,100             104
Delphi Corp. (N)                                       51,400             170
FedEx Corp.                                            75,211           6,389
Forward Air Corp.                                         900              22
General Motors Corp. (N)                               18,500             494
Honda Motor Co., Ltd. ADR                              69,150           1,667
Landstar System, Inc. (AE)                              2,500              77
Magna International, Inc. Class A                       2,800             171
Navistar International Corp. (AE)                      52,900           1,562
Norfolk Southern Corp.                                 22,200             697
Oshkosh Truck Corp.                                     7,300             549
Southwest Airlines Co.                                 59,550             886
Swift Transportation Co., Inc. (AE)                    24,200             516
Union Pacific Corp.                                     4,100             262
United Parcel Service, Inc. Class B                    28,500           2,032
Visteon Corp.                                         118,450             415
                                                                 ------------
                                                                       26,757
                                                                 ------------

Consumer Discretionary - 14.9%
Abercrombie & Fitch Co. Class A                         2,000             108
Accenture, Ltd. Class A (AE)                           69,280           1,503
Activision, Inc. (AE)                                   4,800              69
Advance Auto Parts, Inc. (AE)                           4,500             240
American Eagle Outfitters, Inc.                         2,900              76
Arbitron, Inc.                                          1,100              47
Avon Products, Inc.                                     8,300             333
Bebe Stores, Inc. (N)                                   3,150             102
Bed Bath & Beyond, Inc. (AE)                           64,700           2,407
Bright Horizons Family Solutions, Inc. (AE)               900              31
Brinker International, Inc. (AE)                        4,100             139
Brink's Co. (The)                                       2,000              65
Carnival Corp.                                         56,300           2,752
CDW Corp.                                              18,180             994
Cendant Corp.                                         275,400           5,483
Charming Shoppes, Inc. (AE)                             4,800              36
Chico's FAS, Inc. (AE)(N)                              38,320             982
Childrens Place (AE)                                      800              30
Choice Hotels International, Inc.                         700              42
Circuit City Stores, Inc.                              64,950           1,026
Citadel Broadcasting Corp. (AE)                         2,100              26

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Coach, Inc. (AE)                                       69,480           1,862
Coldwater Creek, Inc. (AE)                              1,700              28
Convergys Corp. (AE)                                    8,750             113
Darden Restaurants, Inc.                                9,200             276
DreamWorks Animation SKG, Inc. Class A (AE)            19,900             746
Eastman Kodak Co.                                      24,600             615
eBay, Inc. (AE)                                        39,900           1,266
Education Management Corp. (AE)                         4,000             112
Electronic Arts, Inc. (AE)                             45,921           2,452
Estee Lauder Cos., Inc. (The) Class A                  40,500           1,556
Fisher Scientific International, Inc. (AE)(N)          25,560           1,518
Foot Locker, Inc.                                       8,750             233
Fossil, Inc. (AE)                                       1,900              44
Four Seasons Hotels, Inc. (N)                          52,879           3,356
Gannett Co., Inc.                                       3,300             254
Gap, Inc. (The)                                        71,250           1,521
Gillette Co. (The)                                     92,700           4,787
Google, Inc. Class A (AE)                              29,125           6,408
GTECH Holdings Corp.                                   10,700             262
Harman International Industries, Inc.                   5,432             427
Hasbro, Inc.                                           22,120             419
Hilton Hotels Corp.                                    23,100             504
Home Depot, Inc.                                      134,300           4,750
International Game Technology                          30,070             809
Interpublic Group of Cos., Inc. (AE)(N)                25,100             323
JC Penney Co., Inc. Holding Co.                        62,050           2,942
Jones Apparel Group, Inc.                               9,900             301
Kimberly-Clark Corp.                                   44,870           2,802
Kohl's Corp. (AE)                                     101,900           4,850
Liberty Media Corp. Class A (AE)                      230,550           2,315
Liberty Media International, Inc. Class A (AE)         43,101           1,787
Limited Brands, Inc.                                   21,650             470
Linens 'N Things, Inc. (AE)                            19,300             450
Lowe's Cos., Inc.                                      65,045           3,389
Marriott International, Inc. Class A                   56,350           3,536
Mattel, Inc.                                           12,200             220
Maytag Corp. (N)                                       22,400             217
McDonald's Corp.                                      346,670          10,161
McGraw-Hill Cos., Inc. (The)                            4,200             366
Men's Wearhouse, Inc. (AE)                              1,700              70
MGM Mirage (AE)(N)                                     33,334           2,327
Michaels Stores, Inc.                                   3,500             116
Newell Rubbermaid, Inc.                                37,700             819

 4  Equity I Fund

FRANK RUSSELL INVESTMENT COMPANY
EQUITY I FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
News Corp. Class A                                     26,600             406
Nike, Inc. Class B                                     38,894           2,987
Nordstrom, Inc.                                        35,800           1,820
Office Depot, Inc. (AE)                                36,400             713
Omnicom Group                                          28,600           2,371
Petsmart, Inc.                                         16,700             445
Pixar (AE)(N)                                           3,925             180
Priceline.com, Inc. (AE)(N)                            22,000             558
Reebok International, Ltd.                             49,800           2,022
Reed Elsevier PLC ADR (N)                              22,710             897
Ross Stores, Inc.                                      17,100             457
Royal Caribbean Cruises, Ltd. (N)                      82,396           3,462
RR Donnelley & Sons Co.                                80,750           2,657
Saks, Inc.                                             96,600           1,646
Sirius Satellite Radio, Inc. (AE)(N)                  166,100             791
Sonic Corp. (AE)                                        1,300              42
Staples, Inc.                                          16,950             323
Starbucks Corp. (AE)                                   41,875           2,074
Target Corp.                                           49,771           2,310
Tech Data Corp. (AE)                                    7,600             278
Time Warner, Inc. (AE)                                272,090           4,574
TJX Cos., Inc.                                         54,440           1,233
Too, Inc. (AE)                                          1,200              28
Tribune Co. (N)                                        20,930             808
ValueClick, Inc. (AE)                                   2,600              27
VeriSign, Inc. (AE)                                    96,220           2,546
VF Corp.                                                7,700             436
Viacom, Inc. Class B                                   48,610           1,683
Wal-Mart Stores, Inc.                                  38,600           1,820
Walt Disney Co.                                       182,030           4,806
Waste Management, Inc.                                 15,400             439
Wynn Resorts, Ltd. (AE)(N)                             13,729             727
XM Satellite Radio Holdings, Inc. Class A
   (AE)(N)                                             25,300             702
Yahoo!, Inc. (AE)                                     157,580           5,438
Yankee Candle Co., Inc.                                 2,000              56
Yum! Brands, Inc.                                      63,271           2,971
                                                                 ------------
                                                                      143,003
                                                                 ------------

Consumer Staples - 7.6%
Altria Group, Inc.                                    213,540          13,878
Cadbury Schweppes PLC ADR (N)                          56,850           2,311
Chiquita Brands International, Inc.                     1,500              38
Coca-Cola Co. (The)                                    87,100           3,784
Coca-Cola Enterprises, Inc.                             5,200             106
Colgate-Palmolive Co.                                  73,600           3,665
CVS Corp.                                              18,851             972
Dean Foods Co. (AE)                                    23,900             821
Diageo PLC ADR (N)                                     22,300           1,332
HJ Heinz Co.                                           23,350             860
Kellogg Co.                                            46,270           2,080

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Kraft Foods, Inc. Class A                               9,900             321
Kroger Co. (The) (AE)                                  49,200             776
Nestle SA ADR (N)                                       4,400             289
PepsiCo, Inc.                                         299,060          16,639
Procter & Gamble Co.                                  316,122          17,117
Reynolds American, Inc. (N)                             7,400             577
Safeway, Inc. (AE)                                     31,900             679
Sara Lee Corp.                                         64,460           1,379
Smithfield Foods, Inc. (AE)                            18,350             555
Supervalu, Inc. (N)                                     3,800             120
Sysco Corp.                                            46,720           1,617
Unilever NV                                             2,800             180
UST, Inc.                                              11,200             513
Walgreen Co.                                           31,884           1,373
Whole Foods Market, Inc.                               11,970           1,194
                                                                 ------------
                                                                       73,176
                                                                 ------------

Financial Services - 17.5%
ACE, Ltd.                                               5,300             228
Aflac, Inc.                                            17,170             698
Alliance Data Systems Corp. (AE)                       27,430           1,108
Allstate Corp. (The)                                   46,750           2,625
American Express Co.                                  143,250           7,549
American International Group, Inc.                     77,700           3,951
Ameritrade Holding Corp. (AE)                           4,000              42
AON Corp.                                              75,350           1,571
Archstone-Smith Trust (o)                               3,600             129
Astoria Financial Corp.                                 8,400             223
Automatic Data Processing, Inc.                        31,700           1,377
Bank of America Corp.                                 416,778          18,771
Bank of New York Co., Inc. (The)                       15,700             439
BB&T Corp.                                             22,000             863
Capital One Financial Corp.                            37,400           2,651
CB Richard Ellis Group, Inc. (AE)                      35,450           1,232
Checkfree Corp. (AE)                                   63,500           2,329
Chicago Mercantile Exchange                             7,144           1,397
Chubb Corp.                                            15,530           1,270
Cigna Corp.                                             7,100             653
Citigroup, Inc.                                       435,610          20,455
Comerica, Inc.                                          9,800             561
Commerce Bancorp, Inc. (N)                             16,600             465
Countrywide Financial Corp.                            86,070           3,115
Deluxe Corp. (N)                                        8,650             345
Eaton Vance Corp.                                       3,600              84
Equity Office Properties Trust (o)                     29,000             913

                                                                Equity I Fund  5

FRANK RUSSELL INVESTMENT COMPANY
EQUITY I FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Equity Residential (o)                                 15,700             539
Factset Research Systems, Inc.                          1,700              47
Fannie Mae                                             45,290           2,443
Federated Investors, Inc. Class B                       8,600             245
First American Corp.                                    3,100             111
Fiserv, Inc. (AE)                                      14,680             621
Franklin Resources, Inc.                               37,100           2,548
Freddie Mac                                            56,970           3,505
Genworth Financial, Inc. Class A                      103,450           2,891
Goldman Sachs Group, Inc.                             136,569          14,584
Hartford Financial Services Group, Inc.                56,960           4,122
Highwoods Properties, Inc. (o)                          1,500              42
Host Marriott Corp. (o)                                10,900             183
HRPT Properties Trust (o)                                 800               9
Huntington Bancshares, Inc.                            12,900             303
iShares Russell 1000 Value Index Fund                  13,100             847
JPMorgan Chase & Co.                                  225,279           7,995
KeyCorp                                                19,900             660
La Quinta Corp. (AE)(o)                                 4,200              37
Legg Mason, Inc.                                        6,100             432
Lehman Brothers Holdings, Inc.                         14,980           1,374
Lincoln National Corp.                                 43,900           1,974
Loews Corp.                                            18,550           1,315
Mack-Cali Realty Corp. (o)                              1,800              79
Manulife Financial Corp. (N)                            5,982             274
MBIA, Inc.                                              2,500             131
MBNA Corp.                                            122,490           2,419
Mellon Financial Corp.                                 38,740           1,073
Merrill Lynch & Co., Inc.                              42,960           2,317
Metlife, Inc.                                          83,080           3,232
MGIC Investment Corp.                                   5,300             313
Morgan Stanley                                         11,200             589
National City Corp.                                    26,610             904
Nationwide Financial Services, Inc.                     1,000              35
Old Republic International Corp.                        7,100             168
PartnerRe, Ltd.                                         3,500             204
Paychex, Inc.                                          99,250           3,037
PMI Group, Inc. (The)                                  12,000             422
PNC Financial Services Group, Inc.                     32,270           1,718
Protective Life Corp.                                   1,600              61
Prudential Financial, Inc.                              8,100             463
RenaissanceRe Holdings, Ltd. (N)                        3,600             161
SLM Corp.                                              85,142           4,056
St. Paul Travelers Cos., Inc. (The)                   175,164           6,271
Starwood Hotels & Resorts Worldwide, Inc. (o)          79,250           4,306
SunTrust Banks, Inc.                                   45,300           3,299
T Rowe Price Group, Inc.                               22,500           1,241
Torchmark Corp.                                         3,400             182
Trizec Properties, Inc. (o)                            52,200           1,043

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
UBS AG (N)                                              7,384             593
UCBH Holdings, Inc. (N)                                24,566             386
UnumProvident Corp. (N)                                23,000             385
US Bancorp                                             65,074           1,816
W Holding Co., Inc. (N)                                 2,700              22
Wachovia Corp.                                         24,100           1,233
Waddell & Reed Financial, Inc. Class A (N)              9,200             160
Washington Mutual, Inc.                                25,385           1,049
Wells Fargo & Co.                                      34,300           2,056
XL Capital, Ltd. Class A                                2,900             204
                                                                 ------------
                                                                      167,773
                                                                 ------------

Health Care - 14.9%
Abbott Laboratories                                    49,140           2,416
Aetna, Inc.                                            27,731           2,035
Affymetrix, Inc. (AE)(N)                               15,600             719
AMERIGROUP Corp. (AE)                                   2,900             102
AmerisourceBergen Corp.                                18,800           1,152
Amgen, Inc. (AE)                                      109,000           6,345
Amylin Pharmaceuticals, Inc. (AE)(N)                   20,900             355
Applera Corp. - Celera Genomics Group (AE)              2,100              19
Baxter International, Inc.                             78,220           2,902
Beckman Coulter, Inc.                                  10,100             674
Boston Scientific Corp. (AE)                          119,600           3,538
Bristol-Myers Squibb Co.                               46,450           1,208
Cardinal Health, Inc.                                   5,100             283
Caremark Rx, Inc. (AE)                                131,030           5,248
Celgene Corp. (AE)(N)                                  44,500           1,687
Community Health Systems, Inc. (AE)                    16,000             583
Cooper Cos., Inc. (N)                                  11,800             797
Coventry Health Care, Inc. (AE)                         2,500             171
CR Bard, Inc.                                          18,500           1,317
DaVita, Inc. (AE)                                      11,000             443
Eli Lilly & Co.                                        82,890           4,847
Express Scripts, Inc. (AE)                              6,500             583
Eyetech Pharmaceuticals, Inc. (AE)(N)                  18,300             421
Genentech, Inc. (AE)                                  163,646          11,609
Gilead Sciences, Inc. (AE)                             48,580           1,802
HCA Inc.                                               26,400           1,474
Health Net, Inc. (AE)                                  69,700           2,372
Humana, Inc. (AE)                                       6,300             218
IMS Health, Inc.                                        5,100             122
IVAX Corp. (AE)                                       113,200           2,139
Johnson & Johnson                                     316,362          21,711

 6  Equity I Fund

FRANK RUSSELL INVESTMENT COMPANY
EQUITY I FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Kinetic Concepts, Inc. (AE)                            14,600             897
McKesson Corp.                                          6,000             222
Medco Health Solutions, Inc. (AE)                      24,000           1,223
Medimmune, Inc. (AE)                                   97,300           2,469
Medtronic, Inc.                                       107,462           5,663
Merck & Co., Inc.                                      57,680           1,955
Novartis AG ADR                                        19,590             955
Pacificare Health Systems (AE)                          8,569             512
Pfizer, Inc.                                          478,995          13,014
Quest Diagnostics, Inc.                                13,459           1,424
Roche Holding AG ADR (N)                               13,350             805
Sanofi-Aventis ADR (N)                                 67,882           3,012
Schering-Plough Corp.                                  74,000           1,544
Sepracor, Inc. (AE)(N)                                 16,050             962
St. Jude Medical, Inc. (AE)                            56,984           2,224
Stryker Corp.                                          14,000             680
Tenet Healthcare Corp. (AE)                            76,600             917
Triad Hospitals, Inc. (AE)                             11,050             566
UnitedHealth Group, Inc.                              103,554           9,787
Valeant Pharmaceuticals International (N)              20,800             432
Varian Medical Systems, Inc. (AE)                       8,300             280
Vertex Pharmaceuticals, Inc. (AE)                       2,600              25
WellPoint, Inc. (AE)                                   36,746           4,694
Wyeth                                                  52,860           2,376
Zimmer Holdings, Inc. (AE)                             80,184           6,529
                                                                 ------------
                                                                      142,459
                                                                 ------------

Integrated Oils - 5.6%
Amerada Hess Corp.                                      4,600             431
ChevronTexaco Corp.                                    68,248           3,549
ConocoPhillips                                        147,545          15,470
Exxon Mobil Corp.                                     289,737          16,523
Marathon Oil Corp.                                    128,853           6,001
Occidental Petroleum Corp.                             94,400           6,514
Suncor Energy, Inc.                                    50,400           1,858
Total SA ADR (N)                                       10,520           1,167
Unocal Corp.                                           33,500           1,827
                                                                 ------------
                                                                       53,340
                                                                 ------------

Materials and Processing - 4.2%
Air Products & Chemicals, Inc.                         20,540           1,206
American Standard Cos., Inc.                           10,300             461
Archer-Daniels-Midland Co.                            240,426           4,325
Ashland, Inc.                                           4,000             269
Ball Corp.                                              4,000             158
BASF AG ADR                                            44,250           2,872
Bayer AG ADR                                           20,150             650
Bemis Co.                                               4,000             110
Bowater, Inc. (N)                                      23,880             776
Bunge, Ltd. (N)                                         5,000             284

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Cia Vale do Rio Doce ADR                               24,380             657
Commercial Metals Co.                                   2,500              64
Corn Products International, Inc.                      71,200           1,568
Dow Chemical Co. (The)                                 42,790           1,965
Eastman Chemical Co.                                    7,900             427
EI Du Pont de Nemours & Co.                            59,630           2,809
Freeport-McMoRan Copper & Gold, Inc. Class B           33,675           1,167
Hercules, Inc. (AE)(N)                                  7,500              99
Hughes Supply, Inc.                                    19,750             515
International Paper Co.                               106,460           3,651
Lafarge North America, Inc.                             1,500              83
Lone Star Technologies, Inc. (AE)                         900              35
Lubrizol Corp.                                          8,950             347
Lyondell Chemical Co.                                  48,670           1,221
Martin Marietta Materials, Inc.                         2,500             137
Masco Corp.                                            48,920           1,540
Monsanto Co.                                           53,390           3,130
Mosaic Co. (The) (AE)                                 134,500           1,728
Nalco Holding Co. (AE)                                 10,210             184
Newmont Mining Corp.                                      900              34
Pactiv Corp. (AE)                                      10,450             224
Phelps Dodge Corp.                                      2,000             172
PPG Industries, Inc.                                   30,910           2,088
Praxair, Inc.                                           7,550             354
Reliance Steel & Aluminum Co.                           1,600              60
Sherwin-Williams Co. (The)                              4,200             187
Smurfit-Stone Container Corp. (AE)                     44,270             580
Sonoco Products Co.                                     6,300             171
St. Joe Co. (The)                                      28,366           1,974
Syngenta AG ADR                                        45,400             941
United States Steel Corp.                              11,700             500
URS Corp. (AE)                                            900              28
                                                                 ------------
                                                                       39,751
                                                                 ------------

Miscellaneous - 4.1%
3M Co.                                                 60,900           4,657
ABB, Ltd. ADR (AE)                                     24,250             153
Brunswick Corp.                                         2,650             111
Eaton Corp.                                             8,900             522
Fortune Brands, Inc.                                    9,570             809
General Electric Co.                                  601,212          21,763
Honeywell International, Inc.                         100,100           3,580
ITT Industries, Inc.                                    5,000             452
Johnson Controls, Inc.                                  4,700             258

                                                                Equity I Fund  7

FRANK RUSSELL INVESTMENT COMPANY
EQUITY I FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
SPX Corp.                                               8,950             346
Textron, Inc.                                           7,300             550
Tyco International, Ltd.                              208,040           6,514
                                                                 ------------
                                                                       39,715
                                                                 ------------

Other Energy - 2.3%
Apache Corp.                                           39,500           2,223
Burlington Resources, Inc.                              2,600             126
Devon Energy Corp.                                     17,220             778
El Paso Corp.                                          46,600             466
EOG Resources, Inc.                                    34,270           1,630
GlobalSantaFe Corp.                                    13,900             467
Grey Wolf, Inc. (AE)                                    7,400              44
Halliburton Co.                                        95,900           3,988
Houston Exploration Co. (AE)                            2,000             102
Newfield Exploration Co. (AE)                           7,500             533
Noble Corp.                                            21,360           1,087
NRG Energy, Inc. (AE)                                  28,650             891
Peabody Energy Corp.                                   15,800             692
Premcor, Inc.                                          25,450           1,684
Pride International, Inc. (AE)                         11,900             265
Reliant Energy, Inc. (AE)                             258,550           2,629
Schlumberger, Ltd.                                     53,800           3,680
Todco Class A (AE)                                      2,600              58
Transocean, Inc. (AE)                                  12,800             594
                                                                 ------------
                                                                       21,937
                                                                 ------------

Producer Durables - 5.8%
Agilent Technologies, Inc. (AE)                        32,500             674
American Power Conversion Corp.                           200               5
Applied Materials, Inc.                                58,220             866
Boeing Co.                                            153,900           9,160
Caterpillar, Inc.                                      86,237           7,593
Centex Corp.                                            4,200             242
Cooper Industries, Ltd. Class A                        12,890             821
Danaher Corp.                                          30,810           1,560
Deere & Co.                                           106,920           6,687
DR Horton, Inc.                                        13,133             401
Emerson Electric Co.                                   17,880           1,121
Empresa Brasileira de Aeronautica SA ADR                6,650             192
Goodrich Corp.                                         25,850           1,042
Herman Miller, Inc.                                    15,500             443
Hubbell, Inc. Class B                                   4,500             196
Illinois Tool Works, Inc.                              35,110           2,943
Joy Global, Inc.                                        3,000             102
KB Home                                                21,444           1,222
Kla-Tencor Corp.                                       18,640             727
Lennar Corp. Class A                                   28,654           1,475
Lockheed Martin Corp.                                  61,081           3,723
MDC Holdings, Inc. (N)                                 14,788             967

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Northrop Grumman Corp.                                 42,800           2,347
Parker Hannifin Corp.                                   2,100             126
Pitney Bowes, Inc.                                      3,500             157
Pulte Homes, Inc.                                       6,600             472
Sandvik AB ADR (N)                                      8,330             325
Teradyne, Inc. (AE)                                    60,850             671
Thermo Electron Corp. (AE)                             87,400           2,183
Toll Brothers, Inc. (AE)                                8,796             667
United Technologies Corp.                              62,586           6,366
                                                                 ------------
                                                                       55,476
                                                                 ------------

Technology - 10.4%
ADC Telecommunications, Inc. (AE)(N)                   64,200             146
Adobe Systems, Inc.                                     4,600             274
Altera Corp. (AE)                                     164,100           3,402
Amphenol Corp. Class A                                  2,100              83
Analog Devices, Inc.                                   12,860             439
Apple Computer, Inc. (AE)                              49,330           1,779
Applied Micro Circuits Corp. (AE)                      12,700              34
Arrow Electronics, Inc. (AE)                           25,300             616
Autodesk, Inc.                                          6,300             201
Avnet, Inc. (AE)                                       70,850           1,338
BearingPoint, Inc. (AE)                               164,450           1,018
Broadcom Corp. Class A (AE)                            60,850           1,815
Ciena Corp. (AE)                                       11,100              26
Cisco Systems, Inc. (AE)                              242,400           4,189
Cognizant Technology Solutions Corp. Class A
   (AE)                                                25,500           1,071
Computer Sciences Corp. (AE)                            3,800             165
Comverse Technology, Inc. (AE)                         49,060           1,118
Corning, Inc. (AE)                                     48,990             674
Dell, Inc. (AE)                                       114,286           3,981
Electronic Data Systems Corp.                          45,350             878
EMC Corp. (AE)                                         87,680           1,150
Flextronics International, Ltd. (AE)                   12,500             139
Freescale Semiconductor, Inc. Class B (AE)             66,816           1,260
General Dynamics Corp.                                 34,822           3,658
Hewlett-Packard Co.                                   195,597           4,004
Ingram Micro, Inc. Class A (AE)                         5,400              90
Integrated Device Technology, Inc. (AE)                 4,200              45
Intel Corp.                                           165,200           3,886
International Business Machines Corp.                  10,110             772
Juniper Networks, Inc. (AE)                           178,220           4,026
L-3 Communications Holdings, Inc.                      30,100           2,136

 8  Equity I Fund

FRANK RUSSELL INVESTMENT COMPANY
EQUITY I FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
LSI Logic Corp. (AE)(N)                                 3,800              20
Lucent Technologies, Inc. (AE)(N)                      29,200              71
Macrovision Corp. (AE)                                 17,900             366
Marvell Technology Group, Ltd. (AE)                    24,150             809
Maxim Integrated Products, Inc.                       113,800           4,256
Micros Systems, Inc. (AE)                               1,200              48
Microsoft Corp.                                       651,233          16,476
Motorola, Inc.                                        142,800           2,191
National Semiconductor Corp.                           78,400           1,496
Nvidia Corp. (AE)                                      53,900           1,183
Oracle Corp. (AE)                                     464,500           5,370
Parametric Technology Corp. (AE)                       10,300              55
PerkinElmer, Inc.                                      40,500             749
Perot Systems Corp. Class A (AE)                        1,900              24
PMC - Sierra, Inc. (AE)                                74,300             599
Qualcomm, Inc. (AE)                                   196,525           6,857
Research In Motion, Ltd. (AE)                          13,900             895
Rockwell Automation, Inc.                              22,170           1,025
SanDisk Corp. (AE)                                     33,000             782
Sanmina-SCI Corp. (AE)                                349,300           1,401
Siemens AG ADR                                         38,750           2,849
Silicon Image, Inc. (AE)(N)                            46,200             465
Solectron Corp. (AE)(N)                                54,000             178
Sony Corp. ADR (N)                                     33,800           1,241
Symantec Corp. (AE)                                    26,060             489
Tellabs, Inc. (AE)                                      9,600              74
Texas Instruments, Inc.                               160,600           4,009
Veritas Software Corp. (AE)                             3,700              76
Xilinx, Inc.                                           46,170           1,244
                                                                 ------------
                                                                       99,711
                                                                 ------------
Utilities - 4.1%
Alltel Corp.                                            4,500             256
American Electric Power Co., Inc.                       4,600             162
BellSouth Corp.                                       213,550           5,657
Cinergy Corp.                                           8,600             341
Comcast Corp. Class A (AE)                            159,383           5,118
Comcast Corp. Special Class A (AE)                      6,530             207
Consolidated Edison, Inc.                               4,900             212
Dominion Resources, Inc.                               30,480           2,298
DTE Energy Co.                                          4,700             216
Edison International                                    8,400             305
Entergy Corp.                                          41,980           3,077
Exelon Corp.                                           14,550             720
FirstEnergy Corp.                                       6,100             265
FPL Group, Inc.                                         5,080             207
Northeast Utilities                                    16,800             308
Pepco Holdings, Inc.                                    3,700              80
Pinnacle West Capital Corp.                             4,600             193
PPL Corp.                                              11,890             645
Progress Energy, Inc.                                   3,200              --

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Progress Energy, Inc. - CVO                            10,000             420
Public Service Enterprise Group, Inc.                   8,100             471
Puget Energy, Inc. (N)                                  3,600              77
Questar Corp. (N)                                      15,600             911
SBC Communications, Inc.                               76,900           1,830
Sempra Energy                                          13,000             525
Sprint Corp.                                          264,220           5,882
Telephone & Data Systems, Inc.                         15,500           1,196
TXU Corp.                                              23,786           2,041
Verizon Communications, Inc.                          105,559           3,779
Vodafone Group PLC ADR (N)                             54,880           1,435
Xcel Energy, Inc.                                      13,000             223
                                                                 ------------
                                                                       39,057
                                                                 ------------

TOTAL COMMON STOCKS
(cost $806,549)                                                       902,155
                                                                 ------------

LONG-TERM INVESTMENTS - 0.0%
Corporate Bonds and Notes - 0.0%
Delta Air Lines, Inc.
   8.000% due 06/03/23                                    542             187
                                                                 ------------

TOTAL LONG-TERM INVESTMENTS
(cost $359)                                                               187
                                                                 ------------

WARRANTS & RIGHTS - 0.0%
Lucent Technologies, Inc.
   2007 Warrants (AE)                                  24,303              12
                                                                 ------------

TOTAL WARRANTS & RIGHTS
(cost $0)                                                                  12
                                                                 ------------

SHORT-TERM INVESTMENTS - 5.2%
Frank Russell Investment Company
   Money Market Fund                               45,295,285          45,295
United States Treasury Bill (c)(z)(sec.)
   2.75% due 06/09/05                                   5,000           4,985
                                                                 ------------

TOTAL SHORT-TERM INVESTMENTS
(cost $50,280)                                                         50,280
                                                                 ------------

                                                                Equity I Fund  9

FRANK RUSSELL INVESTMENT COMPANY
EQUITY I FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
OTHER SECURITIES - 3.5%
Frank Russell Investment Company Money Market
   Fund (X)                                         8,087,084           8,087
State Street Securities Lending Quality Trust
   (X)                                             25,479,804          25,480
                                                                 ------------

TOTAL OTHER SECURITIES
(cost $33,567)                                                         33,567
                                                                 ------------

TOTAL INVESTMENTS - 102.9%
(identified cost $890,755)                                            986,201

OTHER ASSETS AND LIABILITIES,
NET - (2.9%)                                                          (28,199)
                                                                 ------------

NET ASSETS - 100.0%                                                   958,002
                                                                 ============

                                                                       UNREALIZED
                                                     NOTIONAL         APPRECIATION
FUTURES CONTRACTS                                     AMOUNT         (DEPRECIATION)
(NUMBER OF CONTRACTS)                                    $                  $
------------------------------------------------------------------------------------
Long Positions
Russell 1000 Index
   expiration date 06/05 (16)                               4,994               (229)

Russell 1000 Index (CME)
   expiration date 06/05 (10)                                 624                 (2)

S&P 500 E-Mini Index
   expiration date 06/05 (192)                             11,122               (441)

S&P 500 Index
   expiration date 06/05 (82)                              23,749               (422)

S&P Midcap 400 Index
   expiration date 06/05 (44)                              13,954               (992)
                                                                     ---------------

Total Unrealized Appreciation (Depreciation) on
   Open Futures Contracts                                                     (2,086)
                                                                     ===============

                                                         % OF
                                                          NET
               PORTFOLIO SUMMARY                        ASSETS
-------------------------------------------------------------------
Auto and Transportation                                         2.8
Consumer Discretionary                                         14.9
Consumer Staples                                                7.6
Financial Services                                             17.5
Health Care                                                    14.9
Integrated Oils                                                 5.6
Materials and Processing                                        4.2
Miscellaneous                                                   4.1
Other Energy                                                    2.3
Producer Durables                                               5.8
Technology                                                     10.4
Utilities                                                       4.1
Long-Term Investments                                          --*
Warrants & Rights                                              --*
Short-Term Investments                                          5.2
Other Securities                                                3.5
                                                    ---------------
Total Investments                                             102.9
Other Assets and Liabilities, Net                             (2.9)
                                                    ---------------

Net Assets                                                    100.0
                                                    ===============
Futures Contracts                                               0.2

*  Less than .05%.

See accompanying notes which are an integral part of the financial statements.

 10  Equity I Fund

FRANK RUSSELL INVESTMENT COMPANY
EQUITY II FUND

SHAREHOLDER EXPENSE EXAMPLE -- APRIL 30, 2005 (UNAUDITED)

--------------------------------------------------------------------------------

FUND EXPENSES

THE FOLLOWING DISCLOSURE PROVIDES IMPORTANT INFORMATION REGARDING EACH FUND'S EXPENSE EXAMPLE, WHICH APPEARS ON EACH FUND'S INDIVIDUAL PAGE IN THIS SEMIANNUAL REPORT. PLEASE REFER TO THIS INFORMATION WHEN REVIEWING THE EXPENSE EXAMPLE FOR A FUND.

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including advisory and administrative fees; distribution and/or service (12b-1) fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from November 1, 2004 to April 30, 2005.

ACTUAL EXPENSES

The information in the table under the heading "Actual Performance" provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table under the heading "Hypothetical Performance (5% return before expenses)" provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading "Hypothetical Performance (5% return before expenses)" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                  HYPOTHETICAL
                                                  PERFORMANCE
                                  ACTUAL           (5% RETURN
CLASS E                        PERFORMANCE      BEFORE EXPENSES)
-------                       --------------    ----------------
Beginning Account Value
November 1, 2004              $     1,000.00      $     1,000.00
Ending Account Value April
30, 2005                      $     1,010.00      $     1,019.74
Expenses Paid During
Period*                       $         5.28      $         5.31

* Expenses are equal to the Fund's annualized expense ratio of 1.06%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

                                                  HYPOTHETICAL
                                                  PERFORMANCE
                                  ACTUAL           (5% RETURN
CLASS I                        PERFORMANCE      BEFORE EXPENSES)
-------                       --------------    ----------------
Beginning Account Value
November 1, 2004              $     1,000.00      $     1,000.00
Ending Account Value April
30, 2005                      $     1,010.80      $     1,020.83
Expenses Paid During
Period*                       $         4.19      $         4.21

* Expenses are equal to the Fund's annualized expense ratio of 0.84%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

                                                  HYPOTHETICAL
                                                  PERFORMANCE
                                  ACTUAL           (5% RETURN
CLASS Y                        PERFORMANCE      BEFORE EXPENSES)
-------                       --------------    ----------------
Beginning Account Value
November 1, 2004              $     1,000.00      $     1,000.00
Ending Account Value April
30, 2005                      $     1,011.20      $     1,021.08
Expenses Paid During
Period*                       $         3.94      $         3.96

* Expenses are equal to the Fund's annualized expense ratio of 0.79%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

                                                              Equity II Fund  11

FRANK RUSSELL INVESTMENT COMPANY
EQUITY II FUND

SCHEDULE OF INVESTMENTS -- APRIL 30, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
COMMON STOCKS - 95.9%
Auto and Transportation - 5.4%
Alaska Air Group, Inc. (AE)                            18,200             485
American Axle & Manufacturing Holdings, Inc. (N)       17,600             351
Arctic Cat, Inc. (N)                                    6,409             152
ArvinMeritor, Inc.                                     33,200             394
Autoliv, Inc.                                         108,920           4,820
Aviall, Inc. (AE)                                      34,600           1,012
Celadon Group, Inc. (AE)                                5,300              86
CNF, Inc.                                              55,600           2,377
Dana Corp.                                             92,100           1,052
Delphi Corp.                                           49,200             162
DryShips, Inc. (AE)                                    44,000             698
ExpressJet Holdings, Inc. (AE)                         53,800             478
FLYi, Inc. (AE)(N)                                     57,700              42
Frontier Airlines, Inc. (AE)(N)                        18,600             181
General Maritime Corp. (AE)(N)                         34,100           1,495
Gentex Corp. (N)                                       10,000             325
Grupo TMM SA ADR (AE)(N)                               93,600             280
Heartland Express, Inc.                                49,900             925
HUB Group, Inc. Class A (AE)(N)                         4,810             265
JB Hunt Transport Services, Inc.                       31,470           1,230
Kansas City Southern (AE)(N)                           37,800             715
Kirby Corp. (AE)                                       33,600           1,369
Laidlaw International, Inc. (AE)                       69,100           1,547
Landstar System, Inc. (AE)                             30,900             947
Lear Corp.                                              8,100             275
Martin Midstream Partners, LP (N)                      33,225           1,007
Navistar International Corp. (AE)                      28,500             842
Offshore Logistics, Inc. (AE)                           4,350             126
OMI Corp. (N)                                          66,200           1,204
Oshkosh Truck Corp.                                    12,635             950
Overnite Corp.                                        103,571           3,105
Overseas Shipholding Group, Inc.                       25,500           1,439
Pacer International, Inc. (AE)                        111,100           2,303
Polaris Industries, Inc. (N)                           21,120           1,216
Republic Airways Holdings, Inc. (AE)                   20,000             244
SCS Transportation, Inc. (AE)                          11,600             177
Skywest, Inc.                                          35,800             647
Stolt-Nielsen SA ADR (AE)                              19,500             666
Swift Transportation Co., Inc. (AE)(N)                 13,500             288
Teekay Shipping Corp. (N)                              28,000           1,174
Tidewater, Inc.                                        27,420             945
TRW Automotive Holdings Corp. (AE)                     19,300             344
Tsakos Energy Navigation, Ltd. (N)                     14,920             571
UTI Worldwide, Inc. (N)                                27,200           1,745
Visteon Corp.                                          97,800             342
Werner Enterprises, Inc.                              105,510           1,960
Westinghouse Air Brake Technologies Corp.              85,700           1,714

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Yellow Roadway Corp. (AE)                              33,700           1,651
                                                                 ------------
                                                                       46,323
                                                                 ------------

Consumer Discretionary - 19.3%
Abercrombie & Fitch Co. Class A                        48,900           2,638
ABM Industries, Inc.                                   24,400             443
AC Moore Arts & Crafts, Inc. (AE)                      42,100           1,095
Activision, Inc. (AE)                                  31,200             451
Adesa, Inc.                                            60,100           1,454
Advance Auto Parts, Inc. (AE)                          79,400           4,236
Advo, Inc.                                             57,500           1,657
Alderwoods Group, Inc. (AE)                            18,100             236
Alliance Gaming Corp. (AE)(N)                          61,800             705
American Eagle Outfitters, Inc.                        60,600           1,589
American Greetings Corp. Class A                       47,300           1,071
American Woodmark Corp.                                 4,500             143
AMN Healthcare Services, Inc. (AE)(N)                  90,200           1,332
aQuantive, Inc. (AE)(N)                                83,900             931
Arbitron, Inc.                                         38,630           1,635
Asbury Automotive Group, Inc. (AE)(N)                  16,550             227
Banta Corp.                                            25,700           1,070
Blue Nile, Inc. (AE)(N)                                23,145             583
Borders Group, Inc.                                    55,100           1,333
Brightpoint, Inc. (AE)                                 20,900             441
Brink's Co. (The)                                      50,470           1,628
Brown Shoe Co., Inc.                                   14,600             451
Buckle, Inc. (The)                                      1,800              62
Burlington Coat Factory Warehouse Corp.                14,700             405
Catalina Marketing Corp. (N)                            6,400             149
Cato Corp. (The) Class A                               14,100             362
Central European Distribution Corp. (AE)(N)            73,800           2,739
Central Garden and Pet Co. (AE)                        22,000             915
Charles River Associates, Inc. (AE)(N)                 22,800           1,195
Charming Shoppes, Inc. (AE)                           219,973           1,637
Chemed Corp.                                           18,800           1,332
Choice Hotels International, Inc.                      17,700           1,071
ChoicePoint, Inc. (AE)                                 31,600           1,247
Circuit City Stores, Inc.                              74,229           1,173
CKE Restaurants, Inc. (AE)(N)                          32,070             476
Claire's Stores, Inc.                                  67,300           1,468
CNS, Inc.                                              61,400           1,154
Cogent, Inc. (AE)                                       4,400              99
Consolidated Graphics, Inc. (AE)                        7,200             330

 12  Equity II Fund

FRANK RUSSELL INVESTMENT COMPANY
EQUITY II FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Convergys Corp. (AE)                                  125,340           1,624
Corinthian Colleges, Inc. (AE)(N)                      54,600             776
Corporate Executive Board Co.                          67,350           4,427
Corrections Corp. of America (AE)                      13,645             516
Cost Plus, Inc. (AE)                                   34,150             792
CoStar Group, Inc. (AE)(N)                             19,900             787
Cross Country Healthcare, Inc. (AE)                    37,200             599
CSK Auto Corp. (AE)                                    17,500             271
Ctrip.com International, Ltd. ADR (AE)(N)              31,000           1,360
Darden Restaurants, Inc.                               61,500           1,845
DeVry, Inc. (AE)                                       34,500             787
Dillard's, Inc. Class A                                58,310           1,357
Dolby Laboratories, Inc. Class A (AE)                  75,400           1,542
DreamWorks Animation SKG, Inc. Class A (AE)            12,600             473
Earthlink, Inc. (AE)                                   69,000             633
Education Management Corp. (AE)                       103,300           2,892
Electronics Boutique Holdings Corp. (AE)(N)            18,200           1,014
Entercom Communications Corp. (AE)                     36,500           1,176
Entravision Communications Corp. Class A (AE)          27,300             215
Ethan Allen Interiors, Inc. (N)                        29,000             874
Ezcorp, Inc. Class A (AE)                              32,100             393
Famous Dave's of America, Inc. (AE)                    55,600             601
Federated Department Stores, Inc.                      16,200             932
Finish Line, Inc. (The) Class A (N)                    71,180           1,283
Furniture Brands International, Inc. (N)               37,500             727
Gemstar-TV Guide International, Inc. (AE)             271,700           1,046
Geo Group, Inc. (The) (AE)                              4,000             105
Getty Images, Inc. (AE)(N)                             29,900           2,139
Gildan Activewear, Inc. (AE)                           14,700             621
Handleman Co. (N)                                      36,400             632
Harte-Hanks, Inc.                                      36,500           1,040
Hartmarx Corp. (AE)(N)                                 13,800             119
Hasbro, Inc.                                           86,800           1,642
Haverty Furniture Cos., Inc.                            9,000             129
Hearst-Argyle Television, Inc.                        100,630           2,526
Helen of Troy, Ltd. (AE)(N)                            40,200           1,123
Hewitt Associates, Inc. Class A (AE)                   35,958             957
Hilton Hotels Corp.                                    42,900             937
Hot Topic, Inc. (AE)                                  122,980           2,458
IKON Office Solutions, Inc.                            10,200              88
International Speedway Corp. Class A                   14,800             787
Jack in the Box, Inc. (AE)                             44,040           1,610
Jo-Ann Stores, Inc. (AE)                               32,200             815
Jones Apparel Group, Inc.                              39,400           1,200
Jos A Bank Clothiers, Inc. (AE)(N)                     30,900           1,014
Korn/Ferry International (AE)                          20,400             294

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Labor Ready, Inc. (AE)(N)                             167,850           2,801
Lamar Advertising Co. Class A (AE)                     46,200           1,727
Laureate Education, Inc. (AE)                          35,645           1,583
La-Z-Boy, Inc. (N)                                     32,400             384
Leapfrog Enterprises, Inc. (AE)(N)                     47,900             479
Lee Enterprises, Inc. (N)                              27,000           1,121
Life Time Fitness, Inc. (AE)(N)                        45,700           1,237
Lin TV Corp. Class A (AE)(N)                           64,000             998
Lithia Motors, Inc. Class A (N)                        17,400             429
Liz Claiborne, Inc.                                    31,000           1,098
Lone Star Steakhouse & Saloon, Inc.                       300               9
Manpower, Inc.                                          8,400             324
Marcus Corp.                                           40,800             781
Marvel Enterprises, Inc. (AE)(N)                       60,950           1,195
McClatchy Co. Class A                                  23,400           1,654
Media General, Inc. Class A                            22,400           1,373
Men's Wearhouse, Inc. (AE)                             43,800           1,808
Mohawk Industries, Inc. (AE)                           20,000           1,556
Movado Group, Inc.                                      6,600             106
Movie Gallery, Inc. (N)                                10,730             290
Nautilus Group, Inc. (N)                               63,500           1,579
Navigant Consulting, Inc. (AE)(N)                     129,555           3,041
Netratings, Inc. (AE)(N)                                4,500              65
Oakley, Inc.                                           37,800             505
Orient-Express Hotels, Ltd. Class A                    76,900           2,020
Oshkosh B'Gosh, Inc. Class A (N)                        2,900              76
Outback Steakhouse, Inc.                               24,000             970
Pacific Sunwear of California, Inc. (AE)              102,100           2,308
Penn National Gaming, Inc. (AE)                        18,100             570
Petco Animal Supplies, Inc. (AE)                       13,150             412
PF Chang's China Bistro, Inc. (AE)(N)                   7,500             416
Phillips-Van Heusen Corp.                              28,900             748
Pier 1 Imports, Inc. (N)                               30,600             444
Pixar (AE)                                              7,740             354
PLATO Learning, Inc. (AE)(N)                           11,139              82
Playtex Products, Inc. (AE)                            47,200             479
Polo Ralph Lauren Corp.                                59,200           2,078
Pre-Paid Legal Services, Inc. (N)                      19,770             706
Prestige Brands Holdings, Inc. (AE)                    48,600             875
Providence Service Corp. (The) (AE)(N)                 50,000           1,280
Pulitzer, Inc.                                          8,600             547
Radio One, Inc. Class D (AE)(N)                       126,315           1,651
Regal Entertainment Group Class A (N)                   6,500             132
Rent-Way, Inc. (AE)(N)                                 18,500             144
Resources Connection, Inc. (AE)(N)                     39,400             753
Rocky Shoes & Boots, Inc. (AE)                          4,300             115

                                                              Equity II Fund  13

FRANK RUSSELL INVESTMENT COMPANY
EQUITY II FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
RR Donnelley & Sons Co.                                50,977           1,678
Ruby Tuesday, Inc.                                     31,225             703
Russ Berrie & Co., Inc. (N)                             4,600              59
Russell Corp.                                          16,100             282
Ryan's Restaurant Group, Inc. (AE)                    130,850           1,659
Sabre Holdings Corp. Class A                           39,700             777
Scholastic Corp. (AE)                                  17,700             617
SCP Pool Corp.                                        111,800           3,642
Service Corp. International                             7,000              49
ServiceMaster Co. (The)                                59,000             757
Shoe Carnival, Inc. (AE)                                  500              10
ShopKo Stores, Inc. (AE)                               56,220           1,347
Six Flags, Inc. (AE)(N)                                12,200              48
Sonic Automotive, Inc.                                 23,500             462
Speedway Motorsports, Inc. (N)                         10,800             370
Sports Authority, Inc. (The) (AE)(N)                   58,600           1,559
Stage Stores, Inc. (AE)(N)                             42,860           1,621
Stanley Works (The)                                    33,200           1,429
Steinway Musical Instruments, Inc. (AE)                 1,800              54
Stewart Enterprises, Inc. Class A (N)                  40,400             218
Tech Data Corp. (AE)                                   35,320           1,290
TeleTech Holdings, Inc. (AE)(N)                        21,530             226
Tempur-Pedic International, Inc. (AE)(N)              130,675           2,495
Too, Inc. (AE)                                         39,400             907
Toro Co.                                                3,220             133
Trans World Entertainment (AE)(N)                      16,900             224
Trizetto Group (AE)                                    18,300             193
United Auto Group, Inc.                                14,900             422
United Stationers, Inc. (AE)                           13,500             569
USANA Health Sciences, Inc. (AE)(N)                    37,510           1,550
Vail Resorts, Inc. (AE)                                15,600             404
Valassis Communications, Inc. (AE)                     28,000             987
Valuevision Media, Inc. Class A (AE)                   15,300             151
Volt Information Sciences, Inc. (AE)                    1,800              36
Washington Post, Inc. Class B                           1,170           1,011
Watson Wyatt & Co. Holdings                            14,600             385
WESCO International, Inc. (AE)                         53,540           1,295
West Corp. (AE)                                        52,500           1,700
Wolverine World Wide, Inc.                             43,570             884
                                                                 ------------
                                                                      165,847
                                                                 ------------

Consumer Staples - 1.5%
7-Eleven, Inc. (AE)                                    35,100             821
Boston Beer Co., Inc. Class A (AE)                        200               4
Chiquita Brands International, Inc.                    24,000             601
Coca-Cola Bottling Co. Consolidated                    20,444             976
Constellation Brands, Inc. Class A (AE)                44,700           2,356
DIMON, Inc. (N)                                         6,200              37
Flowers Foods, Inc.                                    15,800             456
Longs Drug Stores Corp. (N)                            23,640             859

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Molson Coors Brewing Co. Class B (N)                   20,500           1,266
NBTY, Inc. (AE)(N)                                     13,855             295
Pathmark Stores, Inc. (AE)                             39,900             308
Pepsi Bottling Group, Inc.                             34,000             975
Pilgrim's Pride Corp. (N)                              33,390           1,205
Provide Commerce, Inc. (AE)                            30,125             524
Ralcorp Holdings, Inc.                                 17,900             709
Ruddick Corp.                                           1,300              29
Spartan Stores, Inc. (AE)                              89,600           1,024
Tootsie Roll Industries, Inc.                           7,890             244
Tyson Foods, Inc. Class A                              19,700             333
Weis Markets, Inc.                                      1,200              45
                                                                 ------------
                                                                       13,067
                                                                 ------------

Financial Services - 17.8%
Advent Software, Inc. (AE)                             71,300           1,272
Affiliated Managers Group, Inc. (AE)(N)                17,155           1,073
Alexandria Real Estate Equities, Inc. (o)              12,160             837
Alliance Data Systems Corp. (AE)                      168,060           6,791
Allmerica Financial Corp. (AE)                         39,300           1,319
AMB Property Corp. (o)                                 35,800           1,396
American Financial Group, Inc.                         31,800             989
American Home Mortgage Investment Corp. (o)            17,910             586
American Physicians Capital, Inc. (AE)                  8,300             258
AmeriCredit Corp. (AE)                                 61,980           1,450
AmerUs Group Co. (N)                                    7,360             346
Anthracite Capital, Inc. (o)                           24,700             274
Anworth Mortgage Asset Corp. (N)                       46,200             431
Apartment Investment & Management Co. Class A
   (o)                                                 13,600             518
Arbor Realty Trust, Inc. (o)(N)                         6,100             149
Arden Realty, Inc. (o)                                 23,900             853
Aspen Insurance Holdings, Ltd.                         49,400           1,349
Associated Banc-Corp                                   54,170           1,675
Assurant, Inc.                                         22,200             735
Astoria Financial Corp.                                 9,060             240
AvalonBay Communities, Inc. (o)                        28,900           2,081
Axis Capital Holdings, Ltd.                            27,400             729
Bank of Hawaii Corp.                                   32,330           1,531
BankAtlantic Bancorp, Inc. Class A                     30,700             524
Bear Stearns Cos., Inc. (The)                          10,200             966
BISYS Group, Inc. (The) (AE)                          176,300           2,489
BOK Financial Corp. (AE)                                5,420             227

 14  Equity II Fund

FRANK RUSSELL INVESTMENT COMPANY
EQUITY II FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
CapitalSource, Inc. (AE)(N)                           121,700           2,556
CarrAmerica Realty Corp. (o)                           17,100             565
Cathay General Bancorp (N)                             15,600             513
CB Richard Ellis Group, Inc. (AE)                      64,100           2,227
CBL & Associates Properties, Inc. (o)                  29,990           2,320
CCC Information Services Group (AE)                       493              12
Central Pacific Financial Corp.                        18,880             615
Certegy, Inc.                                          19,100             696
CharterMac                                             26,400             552
Checkfree Corp. (AE)                                   50,600           1,856
Chemical Financial Corp. (N)                            3,990             120
Chittenden Corp. (N)                                   14,600             367
CIT Group, Inc.                                        21,600             870
City National Corp.                                    12,600             888
CNA Surety Corp. (AE)                                  80,000           1,051
Colonial BancGroup, Inc. (The)                        122,300           2,698
Commerce Group, Inc.                                    2,800             165
Commercial Federal Corp.                               37,800             987
Commercial Net Lease Realty (o)(N)                     44,570             846
Community Bank System, Inc.                            44,600             987
Correctional Properties Trust (o)                       4,600             118
Corus Bankshares, Inc.                                  6,600             322
Cousins Properties, Inc. (o)                           16,910             457
Credit Acceptance Corp. (AE)                           19,700             369
CRT Properties, Inc. (o)                                6,850             158
CVB Financial Corp. (N)                                 7,500             129
Downey Financial Corp. (N)                             20,500           1,327
Duke Realty Corp. (o)                                  29,600             906
Eastgroup Properties (o)(N)                             9,500             356
eFunds Corp. (AE)                                      19,100             418
Entertainment Properties Trust (o)                      9,100             393
Equifax, Inc.                                          27,600             929
Euronet Worldwide, Inc. (AE)                          105,500           3,119
Fair Isaac Corp.                                       27,300             898
FelCor Lodging Trust, Inc. (AE)(o)(N)                  30,400             372
Fidelity Bankshares, Inc.                               6,300             145
Fidelity National Financial, Inc.                      31,300           1,005
First American Corp.                                   70,900           2,538
First BanCorp (N)                                       4,750             172
First Marblehead Corp. (The) (AE)                      26,600           1,025
First Niagara Financial Group, Inc.                    29,014             364
First Republic Bank                                     2,700              84
FirstFed Financial Corp. (AE)                           3,180             161
Fremont General Corp. (N)                               7,720             167
GATX Corp.                                             63,800           2,088
Getty Realty Corp. (o)(N)                              12,800             323
Glacier Bancorp, Inc.                                   7,200             193
Global Payments, Inc. (N)                              64,150           4,154
Hancock Holding Co. (N)                                 4,400             131
Hanmi Financial Corp.                                  27,200             398
HCC Insurance Holdings, Inc.                           16,100             573

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Health Care REIT, Inc. (o)(N)                          32,500           1,089
HealthExtras, Inc. (AE)(N)                            132,100           2,186
Heritage Property Investment Trust (o)                 21,600             665
Home Properties, Inc. (o)                              26,500           1,109
HRPT Properties Trust (o)                             201,820           2,371
Infinity Property & Casualty Corp. (N)                 18,000             584
Innkeepers USA Trust (o)                               39,000             518
Investment Technology Group, Inc. (AE)                 56,700           1,078
Investors Financial Services Corp. (N)                 70,000           2,937
IPC Holdings, Ltd.                                     28,900           1,088
iStar Financial, Inc. (o)                              10,600             422
Jack Henry & Associates, Inc.                          88,800           1,526
Jefferies Group, Inc.                                  33,600           1,216
Jones Lang LaSalle, Inc. (AE)                          46,500           1,744
Knight Trading Group, Inc. Class A (AE)(N)            100,968             851
Kronos, Inc. (AE)                                       9,160             358
La Quinta Corp. (AE)(o)                               202,600           1,763
LandAmerica Financial Group, Inc. (N)                  52,971           2,627
Legg Mason, Inc.                                       13,000             921
Lexington Corporate Properties Trust (o)(N)            29,700             683
Liberty Property Trust (o)                              6,000             239
Luminent Mortgage Capital, Inc. (o)                    34,000             338
Macerich Co. (The) (o)                                 21,200           1,278
Mack-Cali Realty Corp. (o)                             37,800           1,663
Markel Corp. (AE)                                       7,500           2,573
McGrath Rentcorp                                       49,800           1,106
Meristar Hospitality Corp. (AE)(o)(N)                  61,300             420
MFA Mortgage Investments, Inc. (o)                     16,300             117
Mid-America Apartment Communities, Inc. (o)             9,500             363
MoneyGram International, Inc.                          10,000             194
Montpelier Re Holdings, Ltd. (N)                       35,500           1,178
MortgageIT Holdings, Inc. (o)(N)                        9,200             156
National Financial Partners Corp. (N)                   7,200             275
National Penn Bancshares, Inc. (N)                      4,987             112
Nationwide Financial Services, Inc.                    17,000             602
NAVTEQ Corp. (AE)                                       7,800             284
New Century Financial Corp. (o)(N)                     28,260           1,284
North Fork BanCorp., Inc.                              34,500             971
Nuveen Investments, Inc. Class A                       24,430             830
OceanFirst Financial Corp. (N)                          6,300             135
Odyssey Re Holdings Corp. (N)                          12,500             284
Ohio Casualty Corp. (AE)                               10,055             236
Old Republic International Corp.                       14,100             333
Omega Healthcare Investors, Inc. (o)                   12,400             139

                                                              Equity II Fund  15

FRANK RUSSELL INVESTMENT COMPANY
EQUITY II FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Pacific Capital Bancorp (N)                            13,500             389
Pan Pacific Retail Properties, Inc. (o)                 3,000             181
Parkway Properties, Inc. (o)                            6,400             292
People's Bank                                           5,800             241
PFF Bancorp, Inc. (N)                                  11,225             313
Philadelphia Consolidated Holding Co. (AE)              4,845             363
Portfolio Recovery Associates, Inc. (AE)(N)            29,640           1,066
PRG-Schultz International, Inc. (AE)(N)                10,000              48
Primus Guaranty, Ltd. (AE)                             61,300             699
Protective Life Corp.                                  35,400           1,354
Provident Bankshares Corp.                             11,498             337
PS Business Parks, Inc. (o)                            10,400             420
Radian Group, Inc.                                     22,500           1,000
Raymond James Financial, Inc.                          35,000             944
Redwood Trust, Inc. (o)(N)                             26,800           1,343
Regency Centers Corp. (o)                              10,550             555
RenaissanceRe Holdings, Ltd.                           28,375           1,270
Republic Bancorp, Inc. Class A                         52,008           1,099
Ryder System, Inc.                                     37,120           1,371
Safety Insurance Group, Inc.                            4,200             119
Senior Housing Properties Trust (o)(N)                 60,080           1,039
Signature Bank (AE)                                    36,450             898
Silicon Valley Bancshares (AE)                         23,560           1,117
Sky Financial Group, Inc.                              10,000             261
SL Green Realty Corp. (o)                               1,480              90
Sotheby's Holdings Class A (AE)                        44,375             727
Southwest Bancorp, Inc.                                37,000             698
Sovereign Bancorp, Inc. (N)                            41,000             843
Sovran Self Storage, Inc. (o)(N)                       27,900           1,193
State Auto Financial Corp.                              6,700             183
Sterling Bancorp (N)                                    3,871              89
Sterling Bancshares, Inc.                              20,100             270
Sterling Financial Corp. (AE)                          30,110             984
Stewart Information Services Corp. (N)                 29,050           1,046
TCF Financial Corp.                                    21,000             531
TD Banknorth, Inc. (AE)                                50,948           1,569
Trizec Properties, Inc. (o)                            65,530           1,310
UCBH Holdings, Inc. (N)                                54,500             857
UICI                                                   45,880           1,065
UMB Financial Corp. (N)                                 2,590             140
United Rentals, Inc. (AE)(N)                           10,500             193
Universal Health Realty Income Trust (o)(N)             6,500             213
W Holding Co., Inc. (N)                                61,047             494
Washington Federal, Inc.                               13,209             294
Webster Financial Corp.                                24,500           1,114
WellChoice, Inc. (AE)                                  35,200           1,978
Whitney Holding Corp. (N)                               7,900             358
World Acceptance Corp. (AE)(N)                            230               6

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
WR Berkley Corp.                                       26,205             852
Wright Express Corp. (AE)                              59,600             995
Zenith National Insurance Corp. (N)                     6,660             383
Zions BanCorp.                                         13,700             959
                                                                 ------------
                                                                      152,770
                                                                 ------------

Health Care - 13.2%
Abaxis, Inc. (AE)(N)                                   63,600             604
Able Laboratories, Inc. (AE)(N)                       160,300           3,822
Accelrys, Inc. (AE)(N)                                 78,300             405
Affymetrix, Inc. (AE)(N)                               62,300           2,873
Alliance Imaging, Inc. (AE)                            76,600             800
Alpharma, Inc. Class A                                 54,500             514
Amedisys, Inc. (AE)(N)                                 92,100           2,764
American Healthways, Inc. (AE)(N)                      45,800           1,711
American Medical Systems Holdings, Inc. (AE)            4,360              76
AMERIGROUP Corp. (AE)                                  22,400             787
Animas Corp. (AE)(N)                                   33,440             627
Applera Corp. - Celera Genomics Group (AE)            149,200           1,373
Apria Healthcare Group, Inc. (AE)                       5,230             157
Arthrocare Corp. (AE)(N)                               69,600           2,045
Barr Pharmaceuticals, Inc. (AE)                        33,300           1,727
Bausch & Lomb, Inc.                                    15,400           1,155
Bio-Rad Laboratories, Inc. Class A (AE)                24,300           1,175
Biosite, Inc. (AE)(N)                                   1,650              94
Cardiome Pharma Corp. (AE)                             42,665             252
Centene Corp. (AE)                                     17,230             480
Cephalon, Inc. (AE)(N)                                 31,800           1,396
Charles River Laboratories International, Inc.
   (AE)                                                56,500           2,676
Cholestech Corp. (AE)                                  64,800             666
Community Health Systems, Inc. (AE)                    73,800           2,690
Connetics Corp. (AE)(N)                                15,360             334
Cooper Cos., Inc.                                       4,200             284
Covance, Inc. (AE)                                     21,300             972
CuraGen Corp. (AE)(N)                                  15,200              47
Cytyc Corp. (AE)                                       35,500             757
Dade Behring Holdings, Inc. (AE)                       43,020           2,653
Datascope Corp.                                         5,100             146
DaVita, Inc. (AE)                                     122,991           4,957
Digene Corp. (AE)(N)                                   27,620             526
DJ Orthopedics, Inc. (AE)                              83,800           2,108
Dov Pharmaceutical, Inc. (AE)(N)                       26,070             406
Edwards Lifesciences Corp. (AE)                        42,860           1,888

 16  Equity II Fund

FRANK RUSSELL INVESTMENT COMPANY
EQUITY II FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Enzon Pharmaceuticals, Inc. (AE)(N)                     6,330              49
First Horizon Pharmaceutical Corp. (AE)(N)              9,500             172
Flamel Technologies SA ADR (AE)(N)                      4,900              78
Foxhollow Technologies, Inc. (AE)(N)                   16,500             511
Genesis HealthCare Corp. (AE)                          58,900           2,350
Gen-Probe, Inc. (AE)                                   12,640             634
Gentiva Health Services, Inc. (AE)(N)                  78,800           1,543
Haemonetics Corp. (AE)                                 36,700           1,570
Health Net, Inc. (AE)                                  37,300           1,269
HealthTronics, Inc. (AE)                              100,000           1,240
Henry Schein, Inc. (AE)                                28,160           1,056
Hologic, Inc. (AE)                                     46,800           1,665
Human Genome Sciences, Inc. (AE)(N)                    72,000             744
Humana, Inc. (AE)                                      81,700           2,831
Hythiam, Inc. (AE)(N)                                  83,100             622
ICON PLC ADR (AE)                                      22,480             747
Idenix Pharmaceuticals, Inc. (AE)(N)                   37,100             702
Immucor, Inc. (AE)                                     27,745             828
Intralase Corp. (AE)                                   95,975           1,605
Intuitive Surgical, Inc. (AE)                          18,700             803
Kindred Healthcare, Inc. (AE)(N)                       26,270             864
Kos Pharmaceuticals, Inc. (AE)(N)                      14,306             689
Lifecore Biomedical, Inc. (AE)                         59,900             737
Lifeline Systems, Inc. (AE)                            26,900             917
LifePoint Hospitals, Inc. (AE)                         16,200             720
Lincare Holdings, Inc. (AE)                            26,200           1,118
Magellan Health Services, Inc. (AE)(N)                 45,700           1,557
MannKind Corp. (AE)(N)                                 10,200             141
Martek Biosciences Corp. (AE)(N)                       39,000           1,493
Matria Healthcare, Inc. (AE)(N)                        66,000           1,824
Maxygen, Inc. (AE)(N)                                   8,300              62
Mentor Corp. (N)                                        6,650             244
Molina Healthcare, Inc. (AE)                            6,900             302
Myriad Genetics, Inc. (AE)(N)                          16,900             273
Nabi Biopharmaceuticals (AE)                           91,061             993
Neurocrine Biosciences, Inc. (AE)(N)                   27,690             968
Option Care, Inc. (N)                                  11,100             158
Orthofix International NV (AE)                         16,900             794
OSI Pharmaceuticals, Inc. (AE)                         13,200             625
Owens & Minor, Inc.                                    11,600             337
Pacificare Health Systems (AE)                         32,500           1,942
Parexel International Corp. (AE)                       29,100             530
Pediatrix Medical Group, Inc. (AE)                     31,400           2,138
Pharmaceutical Product Development, Inc. (AE)          13,400             608
Pharmacopeia Drug Discovery, Inc. (AE)                 51,000             250
PolyMedica Corp. (N)                                   35,400           1,097
Qiagen NV (AE)(N)                                      43,300             563
Quidel Corp. (AE)(N)                                   10,000              43
Res-Care, Inc. (AE)                                    12,800             183

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Resmed, Inc. (AE)                                      27,228           1,691
Respironics, Inc. (AE)                                 37,850           2,392
Sepracor, Inc. (AE)                                    12,700             761
Sierra Health Services, Inc. (AE)                      17,170           1,111
SonoSite, Inc. (AE)(N)                                 29,445             857
Stericycle, Inc. (AE)                                  47,700           2,322
Sunrise Senior Living, Inc. (AE)(N)                     4,100             210
Sybron Dental Specialties, Inc. (AE)                   81,199           3,025
Symbion, Inc. (AE)(N)                                  46,060             980
United Surgical Partners International, Inc.
   (AE)                                                35,610           1,576
United Therapeutics Corp. (AE)(N)                      15,670             752
Valeant Pharmaceuticals International                  66,100           1,372
Vaxgen, Inc. (AE)(N)                                   56,475             636
VCA Antech, Inc. (AE)                                  81,000           1,886
Ventana Medical Systems, Inc. (AE)(N)                  75,080           2,990
Vertex Pharmaceuticals, Inc. (AE)                      27,600             263
Vicuron Pharmaceuticals, Inc. (AE)(N)                  53,510             875
Wright Medical Group, Inc. (AE)                        36,800             914
                                                                 ------------
                                                                      113,749
                                                                 ------------

Materials and Processing - 8.3%
Aceto Corp.                                            53,100             358
Agrium, Inc.                                           70,900           1,262
Airgas, Inc.                                           44,100             967
Albany International Corp. Class A                     18,400             577
AM Castle & Co. (AE)(N)                                56,800             679
Aptargroup, Inc.                                        5,000             241
Armor Holdings, Inc. (AE)                              26,920             942
Ashland, Inc.                                          36,500           2,454
Ball Corp.                                             19,900             786
Brady Corp. Class A                                    19,200             569
Building Material Holding Corp.                        11,200             615
Cabot Corp.                                            46,100           1,408
Calgon Carbon Corp. (N)                                72,000             621
Carpenter Technology                                    8,500             470
Chicago Bridge & Iron Co. NV                           67,600           1,513
Clarcor, Inc.                                          41,835           2,117
Cleveland-Cliffs, Inc.                                  9,400             545
Comfort Systems USA, Inc. (AE)(N)                      13,110              94
Commercial Metals Co.                                  49,500           1,263
Compass Minerals International, Inc.                   52,200           1,261
Constar International, Inc. (AE)                       49,100             243
Crompton Corp.                                         83,300           1,170
Crown Holdings, Inc. (AE)                              86,200           1,297
Cytec Industries, Inc.                                 52,900           2,440

                                                              Equity II Fund  17

FRANK RUSSELL INVESTMENT COMPANY
EQUITY II FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Dycom Industries, Inc. (AE)                            23,140             538
ElkCorp                                                 7,200             198
EMCOR Group, Inc. (AE)                                  5,100             228
Energizer Holdings, Inc. (AE)                          12,140             692
Engelhard Corp.                                        55,200           1,691
Exide Technologies (AE)(N)                             47,900             498
Florida Rock Industries, Inc.                          19,300           1,121
FMC Corp. (AE)                                          2,400             118
Freightcar America, Inc. (AE)                          24,670             479
Georgia Gulf Corp.                                     12,600             465
Greif, Inc. Class A                                     3,500             243
Griffon Corp. (AE)(N)                                   8,930             171
Harsco Corp.                                           36,700           1,969
Hercules, Inc. (AE)                                   134,200           1,775
Hexcel Corp. (AE)                                      30,200             495
Hughes Supply, Inc.                                    56,186           1,466
Insituform Technologies, Inc. Class A (AE)(N)          81,100           1,209
Jacuzzi Brands, Inc. (AE)                             113,000           1,023
Lafarge North America, Inc.                            54,000           2,998
Lone Star Technologies, Inc. (AE)                       6,600             257
Louisiana-Pacific Corp.                                57,100           1,405
LSI Industries, Inc. (N)                                4,900              59
Lubrizol Corp.                                         18,900             733
Lyondell Chemical Co.                                   6,100             153
Martin Marietta Materials, Inc.                        34,600           1,903
Mesabi Trust                                           60,200             881
Metal Management, Inc.                                 46,500             938
Mosaic Co. (The) (AE)                                  37,800             486
Mueller Industries, Inc.                               16,400             425
NewMarket Corp. (AE)                                    7,900             117
NS Group, Inc. (AE)                                    23,100             664
Octel Corp.                                             7,200             124
Olympic Steel, Inc. (AE)(N)                            42,786             626
OM Group, Inc. (AE)                                    25,400             557
Oregon Steel Mills, Inc. (AE)(N)                       30,800             512
Pactiv Corp. (AE)                                      46,800           1,003
Perini Corp. (AE)                                      10,676             148
PolyOne Corp. (AE)                                     56,900             439
Pope & Talbot, Inc.                                    18,800             245
Precision Castparts Corp.                               2,400             177
Quanex Corp. (N)                                       46,630           2,353
Quanta Services, Inc. (AE)(N)                         305,900           2,441
Reliance Steel & Aluminum Co.                          10,700             404
Rock-Tenn Co. Class A                                   9,500              96
Ryerson Tull, Inc. (N)                                  7,400              77
Sealed Air Corp. (AE)                                  19,500             945
Silgan Holdings, Inc. (N)                              27,500           1,682
Simpson Manufacturing Co., Inc.                        14,800             400
Southern Peru Copper Corp. (N)                          3,800             194
Steel Technologies, Inc. (N)                            6,600             127

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Stillwater Mining Co. (AE)                             14,300             104
Symyx Technologies, Inc. (AE)                          38,800             946
Terra Industries, Inc. (AE)(N)                         63,900             441
Texas Industries, Inc.                                 42,800           1,977
Trammell Crow Co. (AE)                                 36,980             788
UAP Holding Corp. (AE)                                 20,100             289
Unifi, Inc. (AE)                                       47,800             147
United States Steel Corp.                              29,700           1,270
URS Corp. (AE)                                         25,900             796
USEC, Inc. (N)                                         58,840             774
USG Corp. (AE)(N)                                      35,340           1,484
Valmont Industries, Inc.                                2,200              51
                                                                 ------------
                                                                       70,907
                                                                 ------------

Miscellaneous - 0.5%
Brunswick Corp.                                        32,800           1,378
Johnson Controls, Inc.                                 16,500             905
Walter Industries, Inc.                                10,500             360
Wesco Financial Corp.                                   3,800           1,436
                                                                 ------------
                                                                        4,079
                                                                 ------------

Other Energy - 7.4%
Alliance Resource Partners, LP                          8,300             540
Alpha Natural Resources, Inc. (AE)                     21,400             495
Atwood Oceanics, Inc. (AE)                             54,500           3,110
Berry Petroleum Co. Class A                            19,100             892
Cal Dive International, Inc. (AE)                      95,500           4,248
Carrizo Oil & Gas, Inc. (AE)(N)                        14,700             243
Cimarex Energy Co. (AE)(N)                             59,700           2,119
Consol Energy, Inc.                                    19,400             839
Cooper Cameron Corp. (AE)                              18,700           1,027
Denbury Resources, Inc. (AE)                           80,400           2,552
Diamond Offshore Drilling, Inc.                        29,100           1,284
Dril-Quip, Inc. (AE)                                    5,400             157
Dynegy, Inc. Class A (AE)                             103,200             346
Enbridge Energy Partners, LP (N)                       22,400           1,136
ENSCO International, Inc.                              56,300           1,835
Equitable Resources, Inc.                               9,300             536
Frontier Oil Corp.                                     28,400           1,195
Global Industries, Ltd. (AE)                           32,600             314
Goodrich Petroleum Corp. (AE)                          66,700           1,130
Grant Prideco, Inc. (AE)                               99,700           2,208
Harvest Natural Resources, Inc. (AE)                   41,700             450
Houston Exploration Co. (AE)                           66,840           3,405
Hydril (AE)                                            13,600             715
Input/Output, Inc. (AE)(N)                             49,000             296

 18  Equity II Fund

FRANK RUSSELL INVESTMENT COMPANY
EQUITY II FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
National-Oilwell Varco, Inc. (AE)                      30,600           1,216
Newfield Exploration Co. (AE)                           7,300             519
Newpark Resources, Inc. (AE)                           74,865             450
Noble Energy, Inc. (N)                                  3,960             254
NRG Energy, Inc. (AE)                                  46,300           1,440
Oil States International, Inc. (AE)                    30,200             613
Parker Drilling Co. (AE)(N)                            20,000             107
Patina Oil & Gas Corp.                                 42,900           1,647
Patterson-UTI Energy, Inc.                             51,800           1,242
Petroquest Energy, Inc. (AE)                          136,900             842
Pride International, Inc. (AE)                          3,500              78
Quicksilver Resources, Inc. (AE)(N)                    25,000           1,283
Range Resources Corp. (N)                              61,675           1,397
Remington Oil & Gas Corp. (AE)(N)                       6,930             202
Rowan Cos., Inc.                                       40,000           1,061
Smith International, Inc.                              17,700           1,030
Stone Energy Corp. (AE)                                   200               9
Superior Energy Services, Inc. (AE)                    84,400           1,256
Swift Energy Co. (AE)(N)                               19,343             509
Talisman Energy, Inc.                                  31,000             935
TC Pipelines, LP                                       13,500             430
TEPPCO Partners, LP (N)                                31,500           1,392
Todco Class A (AE)                                    259,540           5,776
Unit Corp. (AE)                                        42,875           1,645
Universal Compression Holdings, Inc. (AE)              97,540           3,424
Veritas DGC, Inc. (AE)                                 30,070             770
Vintage Petroleum, Inc.                                 6,900             199
Whiting Petroleum Corp. (AE)                           39,700           1,202
XTO Energy, Inc.                                       49,330           1,488
                                                                 ------------
                                                                       63,488
                                                                 ------------

Producer Durables - 5.9%
American Tower Corp. Class A (AE)                      38,900             670
Ametek, Inc.                                           13,400             507
Applied Films Corp. (AE)                               25,052             599
Applied Industrial Technologies, Inc.                  23,800             664
Arris Group, Inc. (AE)(N)                              97,300             739
Axcelis Technologies, Inc. (AE)                        85,300             530
BE Aerospace, Inc. (AE)                                30,000             364
Belden CDT, Inc.                                       55,200           1,012
Briggs & Stratton Corp.                                57,320           1,855
Cascade Corp.                                          32,800           1,033
Champion Enterprises, Inc. (AE)(N)                     76,715             724
CNH Global NV                                          54,380             977
Cognex Corp.                                           30,100             657
Credence Systems Corp. (AE)(N)                        113,225             712
Crown Castle International Corp. (AE)                  91,200           1,471
Curtiss-Wright Corp. (N)                                6,220             337
Cymer, Inc. (AE)(N)                                    39,400             977
Dominion Homes, Inc. (AE)(N)                            3,900              54

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
DR Horton, Inc.                                        37,300           1,138
Electro Scientific Industries, Inc. (AE)               48,485             801
Engineered Support Systems, Inc. (N)                   19,200             678
ESCO Technologies, Inc. (AE)                           10,700             785
Faro Technologies, Inc. (AE)(N)                        24,200             650
Federal Signal Corp.                                   47,300             664
Flowserve Corp. (AE)                                   17,100             475
Genlyte Group, Inc. (AE)                                7,490             594
Goodrich Corp.                                         60,700           2,446
Graco, Inc.                                            27,995             945
HNI Corp.                                               2,100             106
IDEX Corp.                                             47,025           1,752
Joy Global, Inc.                                       41,300           1,399
KB Home                                                40,000           2,280
Kennametal, Inc.                                       10,900             494
Kimball International, Inc. Class B                     6,360              72
Knoll, Inc.                                            33,850             550
Lennar Corp. Class A                                   24,200           1,246
Manitowoc Co.                                          27,700           1,108
MDC Holdings, Inc.                                     24,215           1,583
Meritage Homes Corp. (AE)                              12,800             810
Milacron, Inc. (AE)(N)                                138,058             290
Orbital Sciences Corp. (AE)(N)                         40,800             380
Orleans Homebuilders, Inc. (N)                          4,400              76
Pall Corp.                                             54,500           1,462
Paxar Corp. (AE)                                        4,060              73
Photon Dynamics, Inc. (AE)(N)                          45,100             873
Spatialight, Inc. (AE)(N)                             156,094             706
Standard-Pacific Corp.                                 33,230           2,380
Steelcase, Inc. Class A (N)                            27,600             363
Symmetricom, Inc. (AE)                                 66,230             682
Technical Olympic USA, Inc. (N)                        17,000             358
Tecumseh Products Co. Class A                          21,810             758
Teledyne Technologies, Inc. (AE)                       22,000             669
Tennant Co. (N)                                         1,880              67
Terex Corp. (AE)                                       16,900             632
Thermo Electron Corp. (AE)                             19,500             487
Thomas & Betts Corp. (AE)                              38,200           1,189
Toll Brothers, Inc. (AE)                               17,400           1,319
United Industrial Corp. (N)                             3,170              89
Varian Semiconductor Equipment Associates, Inc.
   (AE)                                                33,600           1,253
Woodward Governor Co.                                     100               7
Xyratex, Ltd. (AE)(N)                                 117,500           1,953
                                                                 ------------
                                                                       50,524
                                                                 ------------

                                                              Equity II Fund  19

FRANK RUSSELL INVESTMENT COMPANY
EQUITY II FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Technology - 13.9%
ActivCard Corp. (AE)                                   15,500              81
Acxiom Corp.                                           42,320             804
ADC Telecommunications, Inc. (AE)(N)                  718,900           1,632
Aeroflex, Inc. (AE)                                   101,200             803
Agile Software Corp. (AE)(N)                          291,100           1,913
Alliance Semiconductor Corp. (AE)                      66,500             105
American Reprographics Co. (AE)                        45,200             635
Anixter International, Inc. (AE)                       39,350           1,453
Ansys, Inc. (AE)                                       11,391             347
Anteon International Corp. (AE)(N)                     30,300           1,267
Ascential Software Corp. (AE)                          84,975           1,569
AsiaInfo Holdings, Inc. (AE)(N)                        24,100             117
ATI Technologies, Inc. (AE)                           180,100           2,665
Atmel Corp. (AE)                                       79,000             182
Avaya, Inc. (AE)                                       52,800             458
Avnet, Inc. (AE)                                       51,500             973
AVX Corp. (N)                                         105,000           1,143
BearingPoint, Inc. (AE)(N)                            165,600           1,025
BEI Technologies, Inc.                                 28,435             654
Blackbaud, Inc. (AE)                                   12,500             163
Brocade Communications Systems, Inc. (AE)             129,300             564
Cadence Design Systems, Inc. (AE)                      39,500             553
Ceridian Corp. (AE)                                    61,800           1,043
Cognos, Inc. (AE)                                      63,700           2,410
Coherent, Inc. (AE)(N)                                  4,050             130
Comtech Telecommunications Corp. (AE)(N)               26,550             932
Comverse Technology, Inc. (AE)                        134,400           3,063
Cryptologic, Inc.                                      38,000           1,109
CSG Systems International, Inc. (AE)                    5,600              96
Digitas, Inc. (AE)                                    158,315           1,578
Dot Hill Systems Corp. (AE)(N)                         74,405             351
DRS Technologies, Inc. (AE)                            35,000           1,549
E.piphany, Inc. (AE)                                  124,600             383
EDO Corp.                                              47,800           1,426
Epicor Software Corp. (AE)                             47,745             526
Equinix, Inc. (AE)(N)                                  92,000           3,218
Fairchild Semiconductor International, Inc. (AE)      143,350           1,928
Filenet Corp. (AE)(N)                                  36,100             957
Formfactor, Inc. (AE)(N)                               85,100           1,944
Foundry Networks, Inc. (AE)                            41,600             349
Freescale Semiconductor, Inc. Class B (AE)             99,300           1,873
GTSI Corp. (AE)(N)                                     96,791             892
Harmonic, Inc. (AE)(N)                                 88,150             486
Harris Corp.                                           56,400           1,590
Hutchinson Technology, Inc. (AE)(N)                    43,200           1,600
Imergent, Inc. (AE)(N)                                 39,340             425

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
InFocus Corp. (AE)(N)                                  60,400             217
Informatica Corp. (AE)                                120,500             931
Ingram Micro, Inc. Class A (AE)                       143,100           2,384
Innovative Solutions & Support, Inc. (AE)(N)            2,770              87
Integrated Device Technology, Inc. (AE)               113,400           1,213
Integrated Silicon Solutions, Inc. (AE)(N)            108,142             699
Intergraph Corp. (AE)(N)                                9,740             288
Intermagnetics General Corp. (AE)(N)                   42,415           1,042
Internet Security Systems, Inc. (AE)                   11,400             222
Intersil Corp. Class A                                188,800           3,296
Interwoven, Inc. (AE)(N)                               37,300             288
j2 Global Communications, Inc. (AE)(N)                 35,500           1,268
Keane, Inc. (AE)                                       24,000             286
Keynote Systems, Inc. (AE)                             56,200             615
Komag, Inc. (AE)                                       66,960           1,575
Kongzhong Corp. ADR (AE)(N)                            36,600             256
LeCroy Corp. (AE)                                      16,535             218
LSI Logic Corp. (AE)(N)                                19,400             104
Macromedia, Inc. (AE)                                  31,100           1,232
Manhattan Associates, Inc. (AE)                        48,210             910
Matrixone, Inc. (AE)                                  455,200           1,944
Maxtor Corp. (AE)                                     586,700           2,845
McAfee, Inc. (AE)                                      68,800           1,439
McData Corp. Class A (AE)(N)                          176,800             545
MEMC Electronic Materials, Inc. (AE)                  149,800           1,757
Mercury Computer Systems, Inc. (AE)                    48,700           1,282
Methode Electronics, Inc. (N)                           5,940              67
Microsemi Corp. (AE)                                   64,400           1,090
MicroStrategy, Inc. Class A (AE)                       10,555             459
Microtune, Inc. (AE)                                   94,657             326
MRV Communications, Inc. (AE)(N)                      105,800             202
M-Systems Flash Disk Pioneers (AE)(N)                  61,300           1,162
Nam Tai Electronics, Inc.                              52,100           1,206
Netlogic Microsystems, Inc. (AE)(N)                   168,400           1,980
Network Engines, Inc. (AE)                             52,700              85
Niku Corp. (AE)(N)                                     48,951             771
Novatel Wireless, Inc. (AE)(N)                         58,610             525
Parametric Technology Corp. (AE)                      267,300           1,422
PC-Tel, Inc. (AE)(N)                                    2,170              16
PerkinElmer, Inc.                                      81,700           1,511
Perot Systems Corp. Class A (AE)                       10,000             126
Phoenix Technologies, Ltd. (AE)                        59,600             482
PLX Technology, Inc. (AE)(N)                           41,745             375
PMC - Sierra, Inc. (AE)                                81,100             654
QLogic Corp. (AE)                                       9,400             312

 20  Equity II Fund

FRANK RUSSELL INVESTMENT COMPANY
EQUITY II FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Quantum Corp. (AE)(N)                                 426,600           1,024
Quest Software, Inc. (AE)                              61,900             734
Radisys Corp. (AE)(N)                                  39,345             551
RADWARE, Ltd. (AE)                                     67,595           1,478
Redback Networks, Inc. (AE)(N)                         39,800             213
Sapient Corp. (AE)(N)                                 143,500           1,026
Seachange International, Inc. (AE)(N)                  78,170             806
Semtech Corp. (AE)(N)                                  45,300             765
Serena Software, Inc. (AE)(N)                          95,470           1,817
Sigma Designs, Inc. (AE)(N)                            46,550             356
Sigmatel, Inc. (AE)(N)                                  9,880             259
SimpleTech, Inc. (AE)                                  12,700              47
SiRF Technology Holdings, Inc. (AE)                    67,095             766
Spectrasite, Inc. (AE)                                 34,200           1,920
SPSS, Inc. (AE)                                         6,300             101
Stellent, Inc. (AE)                                    15,700             111
Superior Essex, Inc. (AE)                              37,895             633
Sybase, Inc. (AE)                                       7,110             135
SYKES Enterprises, Inc. (AE)                           13,000              91
Talx Corp. (N)                                         83,500           2,064
Tekelec (AE)(N)                                        49,000             667
Tellabs, Inc. (AE)                                     62,240             483
TIBCO Software, Inc. (AE)                              90,700             648
Ultimate Software Group, Inc. (AE)(N)                  67,200           1,042
Unisys Corp. (AE)                                     162,900           1,057
Utstarcom, Inc. (AE)(N)                                37,300             355
Vignette Corp. (AE)                                    55,000              64
Virage Logic Corp. (AE)                                37,991             350
WatchGuard Technologies (AE)                           39,400             128
Wavecom SA ADR (AE)(N)                                 58,500             398
Websense, Inc. (AE)                                    52,540           2,787
Western Digital Corp. (AE)                            399,100           5,065
Wind River Systems, Inc. (AE)(N)                       82,400           1,070
Witness Systems, Inc. (AE)                             58,940           1,038
Zoran Corp. (AE)                                       26,300             278
                                                                 ------------
                                                                      119,005
                                                                 ------------

Utilities - 2.7%
Alamosa Holdings, Inc. (AE)                           138,000           1,793
Allete, Inc.                                           14,000             583
Alliant Energy Corp.                                   21,900             577
Avista Corp.                                           18,910             317
Cablevision Systems Corp. Class A (AE)                 52,700           1,368
Centerpoint Energy, Inc.                               53,000             628
CMS Energy Corp. (AE)(N)                               73,300             947
Commonwealth Telephone Enterprises, Inc. (AE)(N)        1,880              87
El Paso Electric Co. (AE)                               9,400             183
Energen Corp.                                          23,600           1,462
Hawaiian Electric Industries (N)                          100               3
Laclede Group, Inc. (The)                               5,400             148

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
MDU Resources Group, Inc.                              38,400           1,038
National Fuel Gas Co.                                  79,530           2,166
Northeast Utilities                                    75,100           1,375
OGE Energy Corp.                                       39,000           1,076
Oneok, Inc.                                            17,100             494
Pepco Holdings, Inc.                                   68,100           1,476
Pinnacle West Capital Corp.                            13,200             553
Premiere Global Services, Inc. (AE)(N)                113,785           1,229
Questar Corp.                                          12,000             701
Sierra Pacific Resources (AE)(N)                       61,410             664
South Jersey Industries, Inc. (N)                       3,200             174
UGI Corp.                                              36,000           1,808
US Cellular Corp. (AE)                                 15,430             713
Westar Energy, Inc.                                    38,700             886
WGL Holdings, Inc.                                     24,500             743
                                                                 ------------
                                                                       23,192
                                                                 ------------

TOTAL COMMON STOCKS
(cost $730,714)                                                       822,951
                                                                 ------------

WARRANTS & RIGHTS - 0.0%
Dime Bancorp.
   2005 Warrants (AE)                                 184,500              26
                                                                 ------------

TOTAL WARRANTS & RIGHTS
(cost $37)                                                                 26
                                                                 ------------

SHORT-TERM INVESTMENTS - 4.0%
Frank Russell Investment Company
   Money Market Fund                               30,345,002          30,345
United States Treasury Bill (c)(z)(sec.)
   2.755% due 06/09/05                                  4,000           3,988
                                                                 ------------

TOTAL SHORT-TERM INVESTMENTS
(cost $34,333)                                                         34,333
                                                                 ------------

                                                              Equity II Fund  21

FRANK RUSSELL INVESTMENT COMPANY
EQUITY II FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
OTHER SECURITIES - 17.8%
Frank Russell Investment Company
   Money Market Fund (X)                           36,858,211          36,858
State Street Securities Lending Quality Trust
   (X)                                            116,128,378         116,128
                                                                 ------------

TOTAL OTHER SECURITIES
(cost $152,986)                                                       152,986
                                                                 ------------

TOTAL INVESTMENTS - 117.7%
(identified cost $918,070)                                          1,010,296

OTHER ASSETS AND LIABILITIES
NET - (17.7)%                                                        (151,978)
                                                                 ------------

NET ASSETS - 100.0%                                                   858,318
                                                                 ============

                                                                       UNREALIZED
                                                     NOTIONAL         APPRECIATION
FUTURES CONTRACTS                                     AMOUNT         (DEPRECIATION)
(NUMBER OF CONTRACTS)                                    $                  $
------------------------------------------------------------------------------------
Long Positions
Russell 2000 E-Mini Index
   expiration date 06/05 (307)                             17,834             (1,625)

Russell 2000 Index
   expiration date 06/05 (34)                               6,875               (858)

S&P 500 E-Mini Index
   expiration date 06/05 (35)                               2,027                (72)

S&P 500 Index
   expiration date 06/05 (22)                               6,372                 (7)
                                                                     ---------------

Total Unrealized Appreciation (Depreciation) on
   Open Futures Contracts                                                     (2,562)
                                                                     ===============

                                                         % OF
                                                          NET
               PORTFOLIO SUMMARY                        ASSETS
-------------------------------------------------------------------
Auto and Transportation                                         5.4
Consumer Discretionary                                         19.3
Consumer Staples                                                1.5
Financial Services                                             17.8
Health Care                                                    13.2
Materials and Processing                                        8.3
Miscellaneous                                                   0.5
Other Energy                                                    7.4
Producer Durables                                               5.9
Technology                                                     13.9
Utilities                                                       2.7
Warrants & Rights                                              --*
Short-Term Investments                                          4.0
Other Securities                                               17.8
                                                    ---------------
Total Investments                                             117.7
Other Assets and Liabilities, Net                            (17.7)
                                                    ---------------

Net Assets                                                    100.0
                                                    ===============
Futures Contracts                                               0.3

*  Less than .05%.

See accompanying notes which are an integral part of the financial statements.

 22  Equity II Fund

FRANK RUSSELL INVESTMENT COMPANY
EQUITY Q FUND

SHAREHOLDER EXPENSE EXAMPLE -- APRIL 30, 2005 (UNAUDITED)

--------------------------------------------------------------------------------

FUND EXPENSES

THE FOLLOWING DISCLOSURE PROVIDES IMPORTANT INFORMATION REGARDING EACH FUND'S EXPENSE EXAMPLE, WHICH APPEARS ON EACH FUND'S INDIVIDUAL PAGE IN THIS SEMIANNUAL REPORT. PLEASE REFER TO THIS INFORMATION WHEN REVIEWING THE EXPENSE EXAMPLE FOR A FUND.

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including advisory and administrative fees; distribution and/or service (12b-1) fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from November 1, 2004 to April 30, 2005.

ACTUAL EXPENSES

The information in the table under the heading "Actual Performance" provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table under the heading "Hypothetical Performance (5% return before expenses)" provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading "Hypothetical Performance (5% return before expenses)" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                  HYPOTHETICAL
                                                  PERFORMANCE
                                  ACTUAL           (5% RETURN
CLASS E                        PERFORMANCE      BEFORE EXPENSES)
-------                       --------------    ----------------
Beginning Account Value
November 1, 2004              $     1,000.00      $     1,000.00
Ending Account Value April
30, 2005                      $     1,032.00      $     1,020.54
Expenses Paid During
Period*                       $         4.53      $         4.51

* Expenses are equal to the Fund's annualized expense ratio of 0.90%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

                                                  HYPOTHETICAL
                                                  PERFORMANCE
                                  ACTUAL           (5% RETURN
CLASS I                        PERFORMANCE      BEFORE EXPENSES)
-------                       --------------    ----------------
Beginning Account Value
November 1, 2004              $     1,000.00      $     1,000.00
Ending Account Value April
30, 2005                      $     1,033.20      $     1,021.78
Expenses Paid During
Period*                       $         3.28      $         3.26

* Expenses are equal to the Fund's annualized expense ratio of 0.65%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

                                                  HYPOTHETICAL
                                                  PERFORMANCE
                                  ACTUAL           (5% RETURN
CLASS Y                        PERFORMANCE      BEFORE EXPENSES)
-------                       --------------    ----------------
Beginning Account Value
November 1, 2004              $     1,000.00      $     1,000.00
Ending Account Value April
30, 2005                      $     1,033.40      $     1,021.93
Expenses Paid During
Period*                       $         3.13      $         3.11

* Expenses are equal to the Fund's annualized expense ratio of 0.62%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

                                                               Equity Q Fund  23

FRANK RUSSELL INVESTMENT COMPANY
EQUITY Q FUND

SCHEDULE OF INVESTMENTS -- APRIL 30, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
COMMON STOCKS - 96.2%
Auto and Transportation - 3.1%
Autoliv, Inc.                                          27,200           1,204
Burlington Northern Santa Fe Corp.                    159,079           7,676
CNF, Inc.                                              21,800             932
CSX Corp.                                              45,900           1,842
Dana Corp.                                             25,700             293
Delphi Corp. (N)                                       65,100             215
FedEx Corp.                                            42,300           3,593
Ford Motor Co.                                        499,850           4,554
Forward Air Corp.                                       6,900             166
Harley-Davidson, Inc. (N)                              75,900           3,569
JB Hunt Transport Services, Inc.                       57,000           2,228
Knight Transportation, Inc. (N)                        11,100             235
Landstar System, Inc. (AE)(N)                          20,500             628
Norfolk Southern Corp.                                106,400           3,341
Overnite Corp. (N)                                      7,400             222
Overseas Shipholding Group, Inc.                       16,300             920
Paccar, Inc.                                           60,012           4,075
Polaris Industries, Inc.                               16,800             967
Skywest, Inc.                                          37,300             674
Southwest Airlines Co.                                146,000           2,172
Swift Transportation Co., Inc. (AE)                    16,800             358
Union Pacific Corp.                                    22,400           1,432
United Parcel Service, Inc. Class B                     3,600             257
Werner Enterprises, Inc. (N)                           15,400             286
                                                                 ------------
                                                                       41,839
                                                                 ------------

Consumer Discretionary - 13.2%
Abercrombie & Fitch Co. Class A                        20,000           1,079
Activision, Inc. (AE)                                 123,833           1,791
Advance Auto Parts, Inc. (AE)                           6,000             320
American Eagle Outfitters, Inc.                       115,200           3,021
American Greetings Corp. Class A                       49,700           1,126
Arbitron, Inc.                                          7,200             305
Autonation, Inc. (AE)(N)                               67,500           1,233
Avon Products, Inc.                                    57,700           2,313
Barnes & Noble, Inc. (AE)                              13,600             484
Bebe Stores, Inc. (N)                                  25,900             837
Belo Corp. Class A                                     14,400             337
Black & Decker Corp.                                   41,000           3,429
Bright Horizons Family Solutions, Inc. (AE)             5,600             190
Brinker International, Inc. (AE)                       24,600             831
Brink's Co. (The)                                      14,600             471
Career Education Corp. (AE)                            27,600             868
Catalina Marketing Corp. (N)                           18,100             421
Cendant Corp.                                         494,200           9,840
Charming Shoppes, Inc. (AE)(N)                         33,400             248
Choice Hotels International, Inc.                       4,500             272
Circuit City Stores, Inc.                             155,189           2,452

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Citadel Broadcasting Corp. (AE)(N)                     15,600             196
Clear Channel Communications, Inc. (N)                 54,500           1,741
Coach, Inc. (AE)                                      218,800           5,864
Coldwater Creek, Inc. (AE)(N)                          10,900             182
Convergys Corp. (AE)                                   33,300             432
Costco Wholesale Corp.                                139,600           5,665
Darden Restaurants, Inc.                               51,400           1,542
Dillard's, Inc. Class A                               128,400           2,988
Dollar General Corp.                                   85,500           1,740
DreamWorks Animation SKG, Inc. Class A (AE)             8,300             311
Eastman Kodak Co.                                      93,200           2,330
eBay, Inc. (AE)                                        94,200           2,989
EchoStar Communications Corp.                          10,600             307
Estee Lauder Cos., Inc. (The) Class A                  48,271           1,854
Federated Department Stores, Inc.                      63,100           3,628
Fossil, Inc. (AE)(N)                                   12,000             279
Gannett Co., Inc.                                      14,500           1,117
Gap, Inc. (The)                                        60,100           1,283
Getty Images, Inc. (AE)(N)                              8,500             608
Gillette Co. (The)                                     30,800           1,591
Google, Inc. Class A (AE)                               6,800           1,496
GTECH Holdings Corp.                                   33,300             815
Harman International Industries, Inc.                  34,700           2,727
Hilton Hotels Corp.                                    30,400             664
Home Depot, Inc.                                      223,990           7,923
Kimberly-Clark Corp.                                  100,935           6,303
Liberty Media Corp. Class A (AE)                      413,000           4,147
Limited Brands, Inc. (N)                              136,900           2,969
Manpower, Inc.                                          5,700             220
Marriott International, Inc. Class A                   40,000           2,510
Mattel, Inc.                                          105,600           1,906
McDonald's Corp.                                      120,200           3,523
McGraw-Hill Cos., Inc. (The)                           37,000           3,222
MGM Mirage (AE)                                         8,800             614
Michaels Stores, Inc.                                  34,600           1,149
Nike, Inc. Class B                                     30,600           2,350
Nordstrom, Inc.                                        44,400           2,257
Office Depot, Inc. (AE)                                36,100             707
Pacific Sunwear of California, Inc. (AE)               30,300             685
Payless Shoesource, Inc. (AE)                          23,600             322
Penn National Gaming, Inc. (AE)                        13,100             413
Robert Half International, Inc.                        16,800             417
Sabre Holdings Corp. Class A                           71,200           1,393
SCP Pool Corp. (N)                                     11,250             367

 24  Equity Q Fund

FRANK RUSSELL INVESTMENT COMPANY
EQUITY Q FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Stanley Works (The) (N)                                22,400             964
Staples, Inc.                                         325,200           6,202
Tempur-Pedic International, Inc. (AE)(N)                  100               2
Time Warner, Inc. (AE)                                864,800          14,537
TJX Cos., Inc.                                         62,300           1,411
ValueClick, Inc. (AE)(N)                               29,500             306
VeriSign, Inc. (AE)                                    25,700             680
Viacom, Inc. Class B                                  320,857          11,108
Wal-Mart Stores, Inc.                                 169,543           7,992
Walt Disney Co.                                       407,616          10,761
Waste Management, Inc.                                 65,900           1,877
Yahoo!, Inc. (AE)                                     140,031           4,832
Yankee Candle Co., Inc. (N)                            12,500             347
Yum! Brands, Inc.                                      66,000           3,099
                                                                 ------------
                                                                      181,732
                                                                 ------------
Consumer Staples - 5.6%
Albertson's, Inc.                                     157,500           3,117
Altria Group, Inc.                                    115,700           7,519
Chiquita Brands International, Inc. (N)                13,900             348
Clorox Co.                                             84,800           5,368
Coca-Cola Co. (The)                                    10,600             460
Colgate-Palmolive Co.                                  64,400           3,206
CVS Corp.                                              11,900             614
General Mills, Inc.                                   111,600           5,513
Kraft Foods, Inc. Class A (N)                          50,500           1,637
Kroger Co. (The) (AE)                                 270,735           4,269
Pepsi Bottling Group, Inc.                            151,700           4,349
PepsiCo, Inc.                                          54,500           3,032
Pilgrim's Pride Corp.                                  49,900           1,801
Procter & Gamble Co.                                  317,645          17,200
Reynolds American, Inc.                                46,200           3,602
Safeway, Inc. (AE)(N)                                 155,200           3,304
Sara Lee Corp.                                        175,000           3,743
Supervalu, Inc.                                        25,100             792
Tyson Foods, Inc. Class A                             189,000           3,192
UST, Inc.                                              46,100           2,111
Walgreen Co.                                           41,000           1,765
                                                                 ------------
                                                                       76,942
                                                                 ------------

Financial Services - 21.2%
Allstate Corp. (The)                                   75,500           4,240
Ambac Financial Group, Inc.                             4,100             274
American Express Co.                                  222,600          11,731
American Financial Group, Inc.                         50,400           1,567
American International Group, Inc.                     60,171           3,060
Ameritrade Holding Corp. (AE)                          22,800             239
AmerUs Group Co.                                       26,900           1,265
Annaly Mortgage Management, Inc. (o)                   26,000             497
AON Corp.                                              24,600             513

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Archstone-Smith Trust (o)                               8,600             309
Associated Banc-Corp (N)                               15,200             470
Assurant, Inc.                                          7,400             245
Automatic Data Processing, Inc.                        79,000           3,432
Bank of America Corp.                                 755,771          34,040
Bank of Hawaii Corp.                                   31,600           1,496
Bear Stearns Cos., Inc. (The)                          19,900           1,884
CapitalSource, Inc. (AE)(N)                            13,900             292
Catellus Development Corp. (o)(N)                      15,900             440
CBL & Associates Properties, Inc. (o)                   9,800             758
Charles Schwab Corp. (The)                             45,300             469
Checkfree Corp. (AE)                                    9,300             341
Chubb Corp.                                            10,600             867
Cigna Corp.                                            40,000           3,679
Cincinnati Financial Corp.                             45,523           1,832
CIT Group, Inc.                                        34,221           1,378
Citigroup, Inc.                                       592,968          27,846
Comerica, Inc.                                         53,800           3,081
Countrywide Financial Corp.                           145,500           5,266
Doral Financial Corp. (N)                              75,200           1,057
Dun & Bradstreet Corp. (AE)                             4,000             250
E*Trade Financial Corp. (AE)                           63,100             701
Eaton Vance Corp. (N)                                  24,600             576
Equity Office Properties Trust (o)                    192,700           6,064
Factset Research Systems, Inc. (N)                     14,400             400
Fannie Mae                                             32,600           1,759
Fidelity National Financial, Inc.                      25,922             832
First American Corp.                                   58,800           2,105
First Horizon National Corp. (N)                        5,100             212
Fiserv, Inc. (AE)                                      70,800           2,995
Franklin Resources, Inc.                                4,900             337
Freddie Mac                                            51,100           3,144
Friedman Billings Ramsey Group, Inc. Class A
   (o)(N)                                             106,200           1,284
Genworth Financial, Inc. Class A                       55,400           1,548
Golden West Financial Corp.                            24,500           1,527
Goldman Sachs Group, Inc.                              78,700           8,404
H&R Block, Inc. (N)                                    58,100           2,894
HRPT Properties Trust (o)(N)                           10,400             122
JPMorgan Chase & Co.                                  421,160          14,947
KeyCorp                                               160,110           5,309
Kimco Realty Corp. (o)                                 16,500             914
La Quinta Corp. (AE)(o)                                26,400             230
Legg Mason, Inc.                                       23,000           1,630
Lehman Brothers Holdings, Inc.                         63,400           5,815
Leucadia National Corp. (N)                             9,800             341
Lincoln National Corp.                                 59,200           2,662

                                                               Equity Q Fund  25

FRANK RUSSELL INVESTMENT COMPANY
EQUITY Q FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Loews Corp.                                            87,400           6,195
MBIA, Inc.                                             70,300           3,682
MBNA Corp.                                             74,459           1,471
Merrill Lynch & Co., Inc.                             190,800          10,290
Metlife, Inc.                                         234,400           9,118
Mills Corp. (The) (o)                                  12,300             703
Moody's Corp.                                          63,200           5,191
Morgan Stanley                                         62,000           3,262
National City Corp.                                    37,300           1,267
Nationwide Financial Services, Inc.                    15,600             553
North Fork BanCorp., Inc.                              67,300           1,894
Old Republic International Corp.                       28,900             682
Paychex, Inc.                                          62,600           1,916
Plum Creek Timber Co., Inc. (o)                        38,400           1,326
PNC Financial Services Group, Inc.                     40,000           2,129
Principal Financial Group, Inc.                        32,900           1,286
Progressive Corp. (The)                                35,100           3,204
Protective Life Corp.                                   8,900             340
Providian Financial Corp. (AE)                         20,600             343
Prudential Financial, Inc.                             38,600           2,206
Regency Centers Corp. (o)                               7,100             374
Regions Financial Corp.                                89,690           3,004
Ryder System, Inc.                                     51,800           1,913
St. Paul Travelers Cos., Inc. (The)                    17,640             632
Stancorp Financial Group, Inc.                          5,300             406
Starwood Hotels & Resorts Worldwide, Inc. (o)          39,000           2,119
SunTrust Banks, Inc.                                   49,593           3,612
TCF Financial Corp. (N)                                10,000             253
UnionBanCal Corp.                                      66,700           4,106
United Rentals, Inc. (AE)                              16,600             305
US Bancorp                                            179,800           5,016
Vornado Realty Trust (o)                               16,100           1,231
W Holding Co., Inc. (N)                                19,700             159
Wachovia Corp.                                        194,500           9,955
Washington Mutual, Inc.                               178,000           7,355
WellChoice, Inc. (AE)(N)                                8,300             466
Wells Fargo & Co.                                     220,000          13,187
WR Berkley Corp.                                       12,000             390
XL Capital, Ltd. Class A                                6,500             457
                                                                 ------------
                                                                      291,568
                                                                 ------------

Health Care - 14.5%
Abbott Laboratories                                   284,700          13,996
Aetna, Inc.                                           161,300          11,835
Allergan, Inc.                                         46,300           3,259
American Medical Systems Holdings, Inc. (AE)(N)        12,950             226
AMERIGROUP Corp. (AE)                                  22,900             804
AmerisourceBergen Corp. (N)                            35,900           2,200
Amgen, Inc. (AE)                                      234,500          13,650

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Applera Corp. - Celera Genomics Group (AE)              6,000              55
Bausch & Lomb, Inc. (N)                                10,400             780
Becton Dickinson & Co.                                198,000          11,587
Biogen Idec, Inc. (AE)                                 26,800             971
Bristol-Myers Squibb Co.                              116,200           3,021
Cardinal Health, Inc.                                 109,700           6,096
Caremark Rx, Inc. (AE)                                 13,700             549
Celgene Corp. (AE)                                      7,800             296
Coventry Health Care, Inc. (AE)                        52,200           3,572
CR Bard, Inc.                                          26,600           1,893
Edwards Lifesciences Corp. (AE)                        44,700           1,969
Eli Lilly & Co.                                         4,900             287
Express Scripts, Inc. (AE)                              8,200             735
Forest Laboratories, Inc. (AE)                        128,100           4,571
Genzyme Corp. (AE)                                     51,500           3,018
Gilead Sciences, Inc. (AE)                            154,200           5,721
Guidant Corp.                                           9,900             733
HCA Inc. (N)                                           62,900           3,512
Health Management Associates, Inc. Class A             18,000             445
Hospira, Inc. (AE)                                     10,800             362
Humana, Inc. (AE)                                      44,100           1,528
ImClone Systems, Inc. (AE)                             80,400           2,561
IMS Health, Inc.                                       48,400           1,161
Johnson & Johnson                                     571,500          39,222
Lincare Holdings, Inc. (AE)                            12,500             534
McKesson Corp.                                         98,200           3,633
Medco Health Solutions, Inc. (AE)                      54,900           2,798
Medtronic, Inc.                                        81,500           4,295
Merck & Co., Inc.                                     275,100           9,326
Pfizer, Inc.                                          920,594          25,013
Quest Diagnostics, Inc.                                13,235           1,400
Schering-Plough Corp.                                  82,800           1,728
St. Jude Medical, Inc. (AE)                            61,100           2,385
UnitedHealth Group, Inc.                               53,100           5,018
Varian Medical Systems, Inc. (AE)                      46,800           1,579
Vertex Pharmaceuticals, Inc. (AE)(N)                   19,000             181
Wyeth                                                  21,000             944
                                                                 ------------
                                                                      199,449
                                                                 ------------

Integrated Oils - 6.5%
Amerada Hess Corp.                                     12,500           1,171
ChevronTexaco Corp.                                   291,283          15,147
ConocoPhillips                                        226,857          23,786

 26  Equity Q Fund

FRANK RUSSELL INVESTMENT COMPANY
EQUITY Q FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Exxon Mobil Corp.                                     761,022          43,402
Marathon Oil Corp.                                     29,600           1,378
Occidental Petroleum Corp.                             59,200           4,085
                                                                 ------------
                                                                       88,969
                                                                 ------------
Materials and Processing - 4.0%
American Standard Cos., Inc.                           45,900           2,052
Archer-Daniels-Midland Co.                            446,898           8,040
Ashland, Inc.                                          29,300           1,970
Bemis Co.                                              13,100             361
Brady Corp. Class A                                     6,100             181
Commercial Metals Co.                                  16,000             408
Dow Chemical Co. (The)                                142,800           6,559
Ecolab, Inc.                                           33,900           1,109
EI Du Pont de Nemours & Co.                             5,000             236
Energizer Holdings, Inc. (AE)                          19,100           1,088
Georgia-Pacific Corp.                                  97,400           3,338
Granite Construction, Inc.                             12,900             291
Hughes Supply, Inc. (N)                                 8,600             224
Lafarge North America, Inc.                             9,500             527
Lone Star Technologies, Inc. (AE)(N)                    6,400             249
Masco Corp.                                            87,965           2,770
Monsanto Co.                                           65,100           3,816
Newmont Mining Corp.                                    7,700             292
Nucor Corp.                                           177,951           9,093
Phelps Dodge Corp.                                     54,900           4,713
Reliance Steel & Aluminum Co. (N)                       8,700             328
Rohm & Haas Co.                                        17,800             777
Sherwin-Williams Co. (The)                             39,100           1,743
Sigma-Aldrich Corp.                                    17,300           1,011
United States Steel Corp.                              81,000           3,464
Worthington Industries, Inc.                           33,600             546
                                                                 ------------
                                                                       55,186
                                                                 ------------

Miscellaneous - 2.7%
3M Co.                                                  3,900             298
Fortune Brands, Inc.                                   27,400           2,317
General Electric Co.                                  927,840          33,588
ITT Industries, Inc.                                    3,900             353
Tyco International, Ltd.                               13,500             423
                                                                 ------------
                                                                       36,979
                                                                 ------------

Other Energy - 2.3%
Anadarko Petroleum Corp.                               50,000           3,652
Apache Corp.                                           19,300           1,086
Burlington Resources, Inc.                            192,800           9,372
Devon Energy Corp.                                     55,800           2,520
EOG Resources, Inc.                                    27,200           1,293
Equitable Resources, Inc.                               5,900             340
Grey Wolf, Inc. (AE)(N)                                33,500             201
Houston Exploration Co. (AE)                           12,800             652

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Pride International, Inc. (AE)                         14,300             319
Sunoco, Inc.                                           53,200           5,281
Todco Class A (AE)                                     10,000             223
Valero Energy Corp.                                    46,400           3,180
XTO Energy, Inc.                                      120,733           3,643
                                                                 ------------
                                                                       31,762
                                                                 ------------

Producer Durables - 4.4%
Ametek, Inc.                                           34,900           1,322
Boeing Co.                                            102,700           6,113
Caterpillar, Inc.                                      32,900           2,897
Centex Corp.                                           29,200           1,685
Danaher Corp.                                          11,900             602
DR Horton, Inc.                                       307,031           9,364
Genlyte Group, Inc. (AE)                                2,700             214
Hovnanian Enterprises, Inc. Class A (AE)                6,700             340
Joy Global, Inc.                                       26,000             881
Lennar Corp. Class A (N)                               21,900           1,127
Lexmark International, Inc. Class A (AE)               13,500             938
Lockheed Martin Corp.                                  97,000           5,912
MDC Holdings, Inc. (N)                                  9,500             621
Northrop Grumman Corp.                                306,600          16,814
Pitney Bowes, Inc.                                     26,900           1,203
Pulte Homes, Inc.                                      31,500           2,251
Standard-Pacific Corp.                                  7,100             508
Steelcase, Inc. Class A (N)                             8,300             109
Tektronix, Inc.                                        11,400             247
Toll Brothers, Inc. (AE)                                4,900             371
United Technologies Corp.                              64,500           6,561
                                                                 ------------
                                                                       60,080
                                                                 ------------

Technology - 13.3%
Acxiom Corp.                                           62,800           1,193
Adobe Systems, Inc.                                    83,600           4,972
Adtran, Inc.                                           21,100             437
Altera Corp. (AE)                                      49,900           1,034
Amphenol Corp. Class A                                 18,600             734
Apple Computer, Inc. (AE)                             166,920           6,019
Applied Micro Circuits Corp. (AE)                     132,100             353
Autodesk, Inc.                                        200,800           6,391
Ciena Corp. (AE)(N)                                    80,900             186
Cisco Systems, Inc. (AE)                              587,900          10,159
Computer Sciences Corp. (AE)                          104,800           4,557

                                                               Equity Q Fund  27

FRANK RUSSELL INVESTMENT COMPANY
EQUITY Q FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Cree, Inc. (AE)                                        78,300           1,894
Dell, Inc. (AE)                                       283,700           9,881
EMC Corp. (AE)                                        512,600           6,725
General Dynamics Corp.                                 47,600           5,000
Harris Corp.                                           73,600           2,076
Hewlett-Packard Co.                                   378,600           7,750
Ingram Micro, Inc. Class A (AE)                       119,200           1,986
Intel Corp.                                         1,398,000          32,881
International Business Machines Corp.                  58,784           4,490
Intuit, Inc. (AE)                                      29,700           1,197
Jabil Circuit, Inc. (AE)                               78,200           2,158
L-3 Communications Holdings, Inc.                       5,100             362
LSI Logic Corp. (AE)(N)                                10,000              54
McAfee, Inc. (AE)                                      57,900           1,211
Micron Technology, Inc. (AE)                          248,400           2,412
Micros Systems, Inc. (AE)(N)                            8,800             349
Microsoft Corp.                                     1,344,652          34,020
Motorola, Inc.                                        312,700           4,797
National Semiconductor Corp.                           36,700             700
NCR Corp. (AE)                                         73,100           2,412
Nvidia Corp. (AE)                                      24,100             529
Oracle Corp. (AE)                                     921,600          10,654
Parametric Technology Corp. (AE)                       51,300             273
Qualcomm, Inc. (AE)                                    28,400             991
Raytheon Co.                                           98,300           3,697
Rockwell Automation, Inc.                              60,700           2,806
Storage Technology Corp. (AE)                          12,400             345
Symantec Corp. (AE)                                   160,100           3,007
Texas Instruments, Inc.                                47,600           1,188
Western Digital Corp. (AE)                             72,100             915
                                                                 ------------
                                                                      182,795
                                                                 ------------

Utilities - 5.4%
AES Corp. (The) (AE)                                   52,200             839
Alltel Corp.                                           69,800           3,976
AT&T Corp.                                             67,800           1,297
BellSouth Corp.                                       136,700           3,621
CenturyTel, Inc.                                      112,600           3,456
Citizens Communications Co. (N)                        48,000             612
Comcast Corp. Class A (AE)                            156,700           5,032
Comcast Corp. Special Class A (AE)                     25,200             800
Consolidated Edison, Inc. (N)                          24,200           1,047
Constellation Energy Group, Inc. (N)                   58,300           3,064
Duke Energy Corp.                                      80,600           2,353
Edison International (N)                              195,100           7,082
Exelon Corp.                                           19,200             950
FirstEnergy Corp.                                      23,900           1,040
FPL Group, Inc.                                        18,700             763
National Fuel Gas Co. (N)                              16,700             455
Nextel Partners, Inc. Class A (AE)                     77,900           1,832
Oneok, Inc. (N)                                        40,700           1,175

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Pepco Holdings, Inc.                                   18,900             410
PG&E Corp.                                            111,200           3,861
Pinnacle West Capital Corp.                             6,400             268
SBC Communications, Inc.                              243,100           5,786
Sempra Energy                                          31,900           1,288
Sierra Pacific Resources (AE)                          71,500             774
Southern Co. (The)                                     16,400             540
Sprint Corp.                                           86,300           1,921
TXU Corp.                                              42,100           3,612
Verizon Communications, Inc.                          427,800          15,315
Xcel Energy, Inc. (N)                                  31,600             543
                                                                 ------------
                                                                       73,712
                                                                 ------------

TOTAL COMMON STOCKS
(cost $1,187,671)                                                   1,321,013
                                                                 ------------

WARRANTS & RIGHTS - 0.0%
Lucent Technologies, Inc.
   2007 Warrants (AE)                                   5,094               2
                                                                 ------------

TOTAL WARRANTS & RIGHTS
(cost $0)                                                                   2
                                                                 ------------

SHORT-TERM INVESTMENTS - 3.9%
Frank Russell Investment Company
   Money Market Fund                               48,112,900          48,113
United States Treasury Bill (c)(z)(sec.)
   2.755% due 06/09/05                                  5,000           4,985
                                                                 ------------

TOTAL SHORT-TERM INVESTMENTS
(cost $53,098)                                                         53,098
                                                                 ------------

 28  Equity Q Fund

FRANK RUSSELL INVESTMENT COMPANY
EQUITY Q FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
OTHER SECURITIES - 2.2%
Frank Russell Investment Company
   Money Market Fund (X)                            7,374,036           7,374
State Street Securities Lending Quality Trust
   Fund (X)                                        23,233,218          23,233
                                                                 ------------

TOTAL OTHER SECURITIES
(cost $30,607)                                                         30,607
                                                                 ------------

TOTAL INVESTMENTS - 102.3%
(identified cost $1,271,376)                                        1,404,720

OTHER ASSETS AND LIABILITIES,
NET - (2.3%)                                                          (31,501)
                                                                 ------------

NET ASSETS - 100.0%                                                 1,373,219
                                                                 ============

                                                                       UNREALIZED
                                                     NOTIONAL         APPRECIATION
FUTURES CONTRACTS                                     AMOUNT         (DEPRECIATION)
(NUMBER OF CONTRACTS)                                    $                  $
------------------------------------------------------------------------------------
Long Positions
Russell 1000 Index
   expiration date 06/05 (20)                               6,243               (286)

Russell 1000 Index (CME)
   expiration date 06/05 (18)                               1,124                (65)

S&P 500 E-Mini Index
   expiration date 06/05 (82)                               4,750                (93)

S&P 500 Index
   expiration date 06/05 (77)                              22,301               (236)

S&P Midcap 400 Index
   expiration date 06/05 (67)                              21,247               (709)
                                                                     ---------------

Total Unrealized Appreciation (Depreciation) on
   Open Futures Contracts                                                     (1,389)
                                                                     ===============

                                                         % OF
                                                          NET
               PORTFOLIO SUMMARY                        ASSETS
-------------------------------------------------------------------
Auto and Transportation                                         3.1
Consumer Discretionary                                         13.2
Consumer Staples                                                5.6
Financial Services                                             21.2
Health Care                                                    14.5
Integrated Oils                                                 6.5
Materials and Processing                                        4.0
Miscellaneous                                                   2.7
Other Energy                                                    2.3
Producer Durables                                               4.4
Technology                                                     13.3
Utilities                                                       5.4
Warrants & Rights                                                --*
Short-Term Investments                                          3.9
Other Securities                                                2.2
                                                    ---------------
Total Investments                                             102.3
Other Assets and Liabilities, Net                              (2.3)
                                                    ---------------

Net Assets                                                    100.0
                                                    ===============
Futures Contracts                                               0.1

*  Less than .05%.

  See accompanying notes which are an integral part of the financial statements.

                                                               Equity Q Fund  29

FRANK RUSSELL INVESTMENT COMPANY
INTERNATIONAL FUND

SHAREHOLDER EXPENSE EXAMPLE -- APRIL 30, 2005 (UNAUDITED)

--------------------------------------------------------------------------------

FUND EXPENSES

THE FOLLOWING DISCLOSURE PROVIDES IMPORTANT INFORMATION REGARDING EACH FUND'S EXPENSE EXAMPLE, WHICH APPEARS ON EACH FUND'S INDIVIDUAL PAGE IN THIS SEMIANNUAL REPORT. PLEASE REFER TO THIS INFORMATION WHEN REVIEWING THE EXPENSE EXAMPLE FOR A FUND.

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including advisory and administrative fees; distribution and/or service (12b-1) fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from November 1, 2004 to April 30, 2005.

ACTUAL EXPENSES

The information in the table under the heading "Actual Performance" provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table under the heading "Hypothetical Performance (5% return before expenses)" provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading "Hypothetical Performance (5% return before expenses)" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                  HYPOTHETICAL
                                                  PERFORMANCE
                                  ACTUAL           (5% RETURN
CLASS E                        PERFORMANCE      BEFORE EXPENSES)
-------                       --------------    ----------------
Beginning Account Value
November 1, 2004              $     1,000.00      $     1,000.00
Ending Account Value April
30, 2005                      $     1,072.50      $     1,019.45
Expenses Paid During
Period*                       $         5.76      $         5.61

* Expenses are equal to the Fund's annualized expense ratio of 1.12%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

                                                  HYPOTHETICAL
                                                  PERFORMANCE
                                  ACTUAL           (5% RETURN
CLASS I                        PERFORMANCE      BEFORE EXPENSES)
-------                       --------------    ----------------
Beginning Account Value
November 1, 2004              $     1,000.00      $     1,000.00
Ending Account Value April
30, 2005                      $     1,074.00      $     1,020.74
Expenses Paid During
Period*                       $         4.42      $         4.31

* Expenses are equal to the Fund's annualized expense ratio of 0.86%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

                                                  HYPOTHETICAL
                                                  PERFORMANCE
                                  ACTUAL           (5% RETURN
CLASS Y                        PERFORMANCE      BEFORE EXPENSES)
-------                       --------------    ----------------
Beginning Account Value
November 1, 2004              $     1,000.00      $     1,000.00
Ending Account Value April
30, 2005                      $     1,074.30      $     1,020.83
Expenses Paid During
Period*                       $         4.32      $         4.21

* Expenses are equal to the Fund's annualized expense ratio of 0.84%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

 30  International Fund

FRANK RUSSELL INVESTMENT COMPANY
INTERNATIONAL FUND

SCHEDULE OF INVESTMENTS -- APRIL 30, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
COMMON STOCKS - 90.2%
Australia - 3.8%
ABC Learning Centres, Ltd.                              2,500              11
Amcor, Ltd.                                           837,165           4,264
AMP Ltd.                                              185,100             979
Aristocrat Leisure, Ltd.                                3,200              24
Australia & New Zealand Banking Group, Ltd.           125,084           2,116
Australian Gas Light Co., Ltd.                         23,200             261
AXA Asia Pacific Holdings, Ltd.                        53,800             181
BHP Billiton, Ltd. (N)                                418,562           5,288
Billabong International, Ltd. (N)                      37,540             338
BlueScope Steel, Ltd.                                 167,500           1,004
Brambles Industries, Ltd. (N)                          58,000             357
CFS Gandel Retail Trust                               118,400             147
Coca-Cola Amatil, Ltd.                                 12,000              78
Coles Myer, Ltd. (N)                                  373,829           2,512
Commonwealth Bank of Australia                         27,100             772
Commonwealth Property Office Fund                      81,900              81
ConnectEast Group                                     196,100             103
CSL, Ltd.                                              29,064             722
CSR, Ltd.                                              89,100             167
David Jones, Ltd. (N)                                  88,000             121
DB RREEF Trust (o)                                     47,660              49
Downer EDI, Ltd.                                       47,272             167
Foster's Group, Ltd.                                1,404,037           5,638
Futuris Corp., Ltd. (N)                                43,900              65
General Property Trust                                114,800             333
Harvey Norman Holdings, Ltd. (N)                      173,200             336
Iluka Resources, Ltd.                                   4,100              19
ING Industrial Fund (N)                                20,400              33
Insurance Australia Group, Ltd.                        47,400             226
Lend Lease Corp., Ltd.                                 15,600             146
Lion Nathan, Ltd. (N)                                  19,200             110
Macquarie Airports                                    881,200           2,318
Macquarie Bank, Ltd.                                   93,790           3,373
Macquarie Infrastructure Group                        367,300           1,047
Mayne Group, Ltd.                                       6,600              18
National Australia Bank, Ltd.                         376,263           8,593
OneSteel, Ltd.                                         93,700             161
Orica, Ltd.                                            29,100             359
Origin Energy, Ltd.                                     5,900              32
PaperlinX, Ltd. (N)                                    99,610             221
Promina Group, Ltd. (N)                               391,229           1,569
Publishing & Broadcasting, Ltd.                        77,730             870
Qantas Airways, Ltd.                                   43,200             109
QBE Insurance Group, Ltd. (N)                         285,439           3,342
Rinker Group, Ltd.                                    258,260           2,307
Rio Tinto, Ltd. (N)                                    15,300             497
Santos, Ltd.                                           28,500             206
Seek, Ltd. (AE)(N)                                     13,000              24
Sons of Gwalia, Ltd. (AE)(N)(B)                        22,400              --
Stockland                                              32,300             148

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Suncorp-Metway, Ltd. (N)                               11,700             181
TABCORP Holdings, Ltd.                                 12,300             150
Telstra Corp., Ltd. (N)                               731,163           2,768
Transurban Group                                       49,700             288
United Group, Ltd. (N)                                 19,600             127
Wesfarmers, Ltd. (N)                                   13,674             386
Westfield Group (N)                                   145,396           1,853
Westpac Banking Corp.                                  64,800             987
WMC Resources, Ltd.                                    85,800             532
Woodside Petroleum, Ltd.                               22,200             408
Woolworths, Ltd.                                       11,743             141
                                                                 ------------
                                                                       59,663
                                                                 ------------

Austria - 0.7%
Bank Austria Creditanstalt AG (N)                      16,100           1,485
BetandWin.com Interactive Entertainment AG
   (AE)(N)                                              7,090           1,041
Erste Bank der Oesterreichischen Sparkassen AG
   (AE)                                               122,486           5,918
OMV AG                                                  2,470             760
Raiffeisen International Bank Holding AG (AE)           9,700             499
Telekom Austria AG (AE)                               105,500           2,028
                                                                 ------------
                                                                       11,731
                                                                 ------------

Belgium - 1.5%
Belgacom SA                                            49,100           1,884
Colruyt SA                                              7,985           1,207
Compagnie Maritime Belge SA                             1,400              53
Cumerio (AE)                                            1,000              13
Delhaize Group (N)                                     30,900           2,039
Dexia (N)                                              16,900             389
Electrabel (N)                                          8,843           4,110
Fortis (N)                                            241,834           6,712
KBC Group SA (N)                                       39,100           3,094
Mobistar SA (AE)(N)                                    23,300           1,985
Solvay SA Class A                                      14,800           1,684
Umicore                                                 1,000              87
                                                                 ------------
                                                                       23,257
                                                                 ------------

Brazil - 0.3%
Cia Vale do Rio Doce ADR                              112,000           3,018
Petroleo Brasileiro SA ADR (N)                         33,180           1,391
Telecomunicacoes Brasileiras SA ADR (N)                39,900           1,119
                                                                 ------------
                                                                        5,528
                                                                 ------------

                                                          International Fund  31

FRANK RUSSELL INVESTMENT COMPANY
INTERNATIONAL FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Canada - 1.7%
Alcan, Inc. (N)                                        46,700           1,514
Bank of Nova Scotia (N)                                63,039           2,003
Canadian National Railway Co. (AE)                     72,100           4,130
Canadian Pacific Railway, Ltd. (AE)                    45,500           1,589
EnCana Corp. (AE)                                      32,700           2,093
Inco, Ltd. (AE)                                        61,300           2,191
Manulife Financial Corp. (N)                           40,600           1,861
Petro-Canada                                           79,600           4,419
Precision Drilling Corp. (AE)                          33,600           2,424
Rogers Communications, Inc. Class B (AE)(N)            39,800           1,147
RONA, Inc. (AE)                                        23,700             455
SNC-Lavalin Group, Inc. (AE)                           10,800             627
Talisman Energy, Inc. (AE)(N)                          53,800           1,623
                                                                 ------------
                                                                       26,076
                                                                 ------------

Cayman Islands - 0.1%
Seagate Technology (AE)                                90,800           1,596
                                                                 ------------

China - 0.0%
China Shipping Development Co., Ltd. Class H          958,000             848
                                                                 ------------

Denmark - 0.5%
AP Moller - Maersk A/S Class B (N)                        109             963
Danske Bank A/S Class R                               119,225           3,493
East Asiatic Co., Ltd. A/S (N)                          1,500              89
FLS Industries A/S Class B (N)                            800              14
Novo-Nordisk A/S Class B                               58,172           2,934
Novozymes A/S (N)                                         500              24
TDC A/S                                                 3,200             137
Topdanmark A/S (AE)(N)                                  1,050              75
                                                                 ------------
                                                                        7,729
                                                                 ------------

Finland - 1.0%
Elisa Corp. Class S (N)                                 8,000             114
Fortum OYJ (N)                                        101,671           1,539
Kesko OYJ Class B                                       2,000              48
M-real OYJ Class S (N)                                301,100           1,632
Neste Oil OYJ (AE)(N)                                  25,417             568
Nokia OYJ (N)                                         170,600           2,726
Nokia OYJ ADR                                         293,963           4,698
Orion OYJ Class B (N)                                   4,600              78
Pohjola Group PLC                                       9,400             121
Sampo OYJ (N)                                          87,600           1,222
UPM-Kymmene OYJ (N)                                   160,261           3,205
Wartsila OYJ Class S (AE)                               4,200             111
                                                                 ------------
                                                                       16,062
                                                                 ------------

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------

France - 9.1%
Air Liquide SA                                         26,666           4,759
Areva SA (AE)                                             300             119
Assurances Generales de France (N)                     46,400           3,712
Axa SA (N)                                            323,377           7,972
BNP Paribas (N)                                       121,818           8,027
Bouygues (N)                                           24,500             977
Business Objects SA (AE)                               57,612           1,493
Cap Gemini SA (AE)                                      7,200             224
Carrefour SA (N)                                       74,340           3,613
Christian Dior SA (N)                                  12,700             886
Cie de Saint-Gobain (N)                                84,316           4,758
Cie Generale d'Optique Essilor International SA
   (N)                                                 21,600           1,543
CNP Assurances (N)                                     22,015           1,494
Compagnie Generale des Etablissements Michelin
   Class B (N)                                         15,803             957
Credit Agricole SA (N)                                236,504           6,123
Dassault Systemes SA (AE)                              27,300           1,282
Eiffage (N)                                             1,700             199
France Telecom SA (N)                                 163,025           4,772
Groupe Danone (AE)(N)                                  77,084           7,224
Lafarge SA (N)                                          1,371             125
Lagardere SCA (N)                                      10,600             767
LVMH Moet Hennessy Louis Vuitton SA                    23,874           1,687
Pernod-Ricard (N)                                      15,100           2,288
Peugeot SA (N)                                         21,000           1,244
Renault SA (N)                                         25,400           2,127
Sanofi-Aventis Class S                                  2,746             242
Sanofi-Aventis (N)                                    104,386           9,243
Schneider Electric SA (N)                              75,866           5,462
Societe BIC SA (N)                                      2,800             151
Societe Generale (N)                                   91,539           9,126
Societe Television Francaise 1                         26,718             756
Technip SA (N)                                          8,200           1,390
Thomson (N)                                            62,800           1,549
Total SA (N)                                          111,183          24,675
Total SA ADR (N)                                       21,926           2,432
Unibail                                                11,055           1,364
Valeo SA (N)                                           53,206           2,324
Vallourec (AE)                                            300              63
Veolia Environnement (AE)(N)                          153,582           5,790
Vinci SA (N)                                           31,450           4,725
Vivendi Universal SA (AE)(N)                          188,051           5,587
Zodiac SA (N)                                           2,100             102
                                                                 ------------
                                                                      143,353
                                                                 ------------

 32  International Fund

FRANK RUSSELL INVESTMENT COMPANY
INTERNATIONAL FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Germany - 5.1%
Adidas-Salomon AG (N)                                  19,000           2,945
Allianz AG (N)                                         42,550           5,094
Altana AG (N)                                           4,000             250
AMB Generali Holding AG (N)                             2,000             164
BASF AG (N)                                            29,200           1,890
Bayer AG (N)                                          116,626           3,827
Bayerische Hypo-und Vereinsbank AG (AE)               264,105           6,252
Celanese AG                                             1,200              74
Celesio AG (N)                                          9,200             729
Commerzbank AG (AE)(N)                                 14,700             323
Continental AG (N)                                     68,100           5,017
DaimlerChrysler AG (N)                                 14,000             550
Deutsche Bank AG                                       22,451           1,834
Deutsche Boerse AG (N)                                 28,137           2,128
Deutsche Lufthansa AG (AE)(N)                         101,792           1,314
Deutsche Post AG                                      100,890           2,362
Deutsche Postbank AG (AE)(N)                           31,039           1,448
Deutsche Telekom AG (N)                               129,900           2,428
E.ON AG (N)                                           112,292           9,465
Fresenius Medical Care AG (N)                           6,600             530
Hannover Rueckversicherung AG (N)                      32,400           1,208
HeidelbergCement AG                                    29,943           1,734
HeidelbergCement AG (AE)                                2,303             131
Heidelberger Druckmaschinen (AE)(N)                    32,300             911
Infineon Technologies AG (AE)(N)                      149,740           1,249
KarstadtQuelle AG (N)                                 155,059           1,497
Lanxess (AE)                                              950              20
MAN AG (N)                                             58,700           2,470
Medion AG (N)                                          24,750             375
Merck KGaA (N)                                         46,300           3,545
Metro AG (N)                                           10,200             539
MLP AG (AE)(N)                                          2,400              39
Muenchener Rueckversicherungs-Gesellschaft AG
   (N)                                                 19,273           2,115
Premiere AG (AE)                                        3,928             151
Puma AG Rudolf Dassler Sport                            1,292             297
RWE AG (N)                                            118,320           7,073
SAP AG                                                  7,900           1,243
Schering AG                                            32,867           2,170
Siemens AG                                              9,050             663
ThyssenKrupp AG (N)                                    11,600             213
TUI AG (N)                                             36,100             871
Volkswagen AG (N)                                      71,788           2,989
                                                                 ------------
                                                                       80,127
                                                                 ------------

Greece - 0.6%
Alpha Bank AE                                          23,300             752
EFG Eurobank Ergasias SA                              125,600           3,786
National Bank of Greece SA (AE)                        37,500           1,256

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
OPAP SA                                               106,760           2,794
Public Power Corp.                                     18,500             497
                                                                 ------------
                                                                        9,085
                                                                 ------------

Hong Kong - 2.1%
Bank of East Asia, Ltd.                               563,334           1,655
BOC Hong Kong Holdings, Ltd. (N)                       71,500             136
Cathay Pacific Airways, Ltd.                           31,000              59
Cheung Kong Holdings, Ltd.                             50,200             475
China Mobile Hong Kong, Ltd.                          478,800           1,672
Citic Pacific, Ltd.                                    82,700             250
CLP Holdings, Ltd.                                     46,500             265
CNOOC, Ltd.                                         6,239,000           3,360
COSCO Pacific, Ltd.                                   490,000           1,066
Esprit Holdings, Ltd.                               1,029,000           7,703
Hang Seng Bank, Ltd.                                    7,200              99
Henderson Land Development Co., Ltd.                    9,000              42
Hong Kong & China Gas                                   6,000              12
HongKong Electric Holdings                            560,500           2,565
Hopewell Holdings                                      58,000             142
Hutchison Telecommunications International, Ltd.
   (AE)                                               605,000             575
Hutchison Whampoa, Ltd. (N)                           117,000           1,049
Jardine Matheson Holdings, Ltd.                       129,300           2,334
Kerry Properties, Ltd. (N)                             62,000             136
Li & Fung, Ltd.                                       390,000             749
Melco International Development (AE)                  360,000             932
MTR Corp. (N)                                          26,500              42
New World Development, Ltd.                           979,000           1,061
Orient Overseas International, Ltd. (N)                31,900             154
PCCW, Ltd. (N)                                        386,000             229
Shangri-La Asia, Ltd. (N)                              12,000              18
Sino Land Co. (N)                                   1,106,000           1,049
Sun Hung Kai Properties, Ltd.                          54,000             519
Swire Pacific, Ltd.                                   109,900             923
Techtronic Industries Co. (N)                         219,500             492
Television Broadcasts, Ltd.                            10,000              50
Wharf Holdings, Ltd.                                  850,537           2,847
                                                                 ------------
                                                                       32,660
                                                                 ------------

Hungary - 0.4%
Mol Magyar Olaj- es Gazipari Rt. (AE)                   9,300             764
OTP Bank Rt GDR                                        35,365           2,209
OTP Bank Rt                                            90,800           2,792
                                                                 ------------
                                                                        5,765
                                                                 ------------

                                                          International Fund  33

FRANK RUSSELL INVESTMENT COMPANY
INTERNATIONAL FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Indonesia - 0.1%
Bank Central Asia Tbk PT                            1,645,500             529
Telekomunikasi Indonesia Tbk PT                     1,940,500             868
Telekomunikasi Indonesia Tbk PT ADR                     5,423              98
                                                                 ------------
                                                                        1,495
                                                                 ------------

Ireland - 0.9%
Allied Irish Banks PLC                                 80,300           1,634
Anglo Irish Bank Corp. PLC                            141,000           1,621
Bank of Ireland PLC                                   234,184           3,528
CRH PLC                                               112,639           2,804
Depfa Bank PLC (AE)                                   220,595           3,401
Ryanair Holdings PLC ADR (AE)                          20,413             820
                                                                 ------------
                                                                       13,808
                                                                 ------------

Israel - 0.1%
Bank Leumi Le-Israel BM                               318,100             899
Check Point Software Technologies (AE)                  3,400              70
                                                                 ------------
                                                                          969
                                                                 ------------

Italy - 3.1%
Arnoldo Mondadori Editore SpA (N)                      24,600             256
Autostrade SpA (N)                                     50,436           1,332
Banca Intesa SpA (N)                                1,767,216           8,455
Banca Popolare di Milano SCRL (N)                      15,700             149
Banche Popolari Unite SCRL (AE)(N)                     45,081             955
Banco Popolare di Verona e Novara SCRL (N)             79,778           1,471
Benetton Group SpA (N)                                121,270           1,117
CIR-Compagnie Industriali Riunite SpA (N)              33,600              88
Enel SpA (N)                                           68,700             652
ENI SpA (N)                                           625,574          15,711
ERG SpA                                                 8,600             132
FASTWEB (AE)                                           24,625           1,104
Finmeccanica SpA (N)                                1,826,402           1,697
Fondiaria-Sai SpA (N)                                  31,200             802
Gruppo Editoriale L'Espresso SpA (N)                    6,500              38
Hera SpA (N)                                           58,000             163
Italcementi SpA (N)                                    41,500             676
Lottomatica SpA (N)                                    16,700             567
Mediaset SpA (N)                                       43,800             570
Milano Assicurazioni SpA (N)                           62,500             383
Parmalat Finanziaria SpA (AE)(N)                       46,200               7
Riunione Adriatica di Sicurta SpA (N)                 152,239           3,317
Saipem SpA                                            132,600           1,657
Snam Rete Gas SpA                                     220,200           1,239
Telecom Italia Media SpA (AE)(N)                      319,300             155
Telecom Italia SpA (N)                                802,671           2,405
UniCredito Italiano SpA (N)                           564,250           3,166
                                                                 ------------
                                                                       48,264
                                                                 ------------

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------

Japan - 18.3%
77 Bank, Ltd. (The)                                   266,100           1,808
Acom Co., Ltd.                                          1,900             122
Aeon Co., Ltd.                                        138,000           2,145
Aiful Corp. (AE)                                       19,500           1,423
Aiful Corp. (N)                                        37,300           2,788
Aioi Insurance Co., Ltd.                               34,000             176
Aisin Seiki Co., Ltd.                                  35,600             775
All Nippon Airways Co., Ltd.                           24,000              78
Alps Electric Co., Ltd. (N)                            82,700           1,299
Amano Corp.                                             3,000              33
Aoyama Trading Co., Ltd.                                1,400              37
Arrk Corp.                                             11,700             457
Aruze Corp.                                             7,700             172
Asahi Breweries, Ltd. (AE)                             11,600             148
Asahi Glass Co., Ltd.                                 381,000           4,226
Asahi Kasei Corp. (N)                                  39,000             189
Astellas Pharma, Inc.                                  31,749           1,154
Autobacs Seven Co., Ltd. (N)                            2,400              78
Bandai Visual Co., Ltd.                                    24              82
Bank of Yokohama, Ltd. (The)                          180,000           1,030
Benesse Corp.                                             200               6
Bridgestone Corp.                                     186,000           3,574
BSL Corp. (N)                                          77,000             185
Canon, Inc.                                           313,590          16,356
Central Glass Co., Ltd. (N)                             3,000              21
Chiba Bank, Ltd. (The)                                 42,000             259
Chiyoda Corp. (N)                                     110,000           1,238
Chubu Electric Power Co., Inc. (N)                     23,200             556
Chugai Pharmaceutical Co., Ltd.                        74,900           1,170
Circle K Sunkus Co., Ltd.                               9,100             220
Citizen Watch Co., Ltd. (N)                            25,700             235
Cosmo Oil Co., Ltd.                                    47,000             156
Credit Saison Co., Ltd. (N)                            68,600           2,349
CSK Corp. (N)                                             400              15
Dai Nippon Printing Co., Ltd.                           6,000              96
Daicel Chemical Industries, Ltd.                        3,000              16
Daihatsu Motor Co., Ltd.                               13,000             104
Daiichi Pharmaceutical Co., Ltd.                        2,900              67
Daikin Industries, Ltd.                                24,500             612
Daimaru, Inc.                                          28,000             245
Dainippon Ink and Chemicals, Inc.                       9,000              24
Dainippon Pharmaceutical Co., Ltd.                      4,000              39
Dainippon Screen Manufacturing Co., Ltd. (N)           71,000             482
Daito Trust Construction Co., Ltd.                         90               4

 34  International Fund

FRANK RUSSELL INVESTMENT COMPANY
INTERNATIONAL FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Daiwa House Industry Co., Ltd.                         80,000             899
Daiwa Securities Group, Inc. (N)                      121,000             767
Denki Kagaku Kogyo Kabushiki Kaisha                     5,000              17
Denso Corp.                                             2,800              66
Dentsu, Inc. (N)                                          488           1,248
Don Quijote Co., Ltd. (N)                               8,300             507
East Japan Railway Co.                                    542           2,824
Eisai Co., Ltd.                                       121,200           4,039
Fanuc, Ltd.                                               200              12
Fast Retailing Co., Ltd.                               12,400             735
Frontier Real Estate Investment Corp. (o)                  18             118
Fuji Electric Holdings Co., Ltd.                       25,000              75
Fuji Heavy Industries, Ltd.                           363,900           1,670
Fuji Photo Film Co., Ltd.                              62,800           2,081
Fujitsu, Ltd.                                         177,000             977
Funai Electric Co., Ltd. (N)                           13,850           1,559
Hachijuni Bank, Ltd. (The)                              5,000              34
Hankyu Department Stores (N)                            7,000              50
HIS Co., Ltd.                                          15,100             347
Hitachi Cable, Ltd.                                     6,000              26
Hitachi Chemical Co., Ltd.                              6,700             115
Hitachi Kokusai Electric, Inc.                         35,000             279
Hitachi, Ltd.                                         610,000           3,586
Hokkaido Electric Power Co., Inc.                       4,000              80
Hokuhoku Financial Group, Inc. (N)                    221,000             627
Honda Motor Co., Ltd.                                  95,000           4,578
Hoya Corp.                                             11,600           1,214
Isuzu Motors, Ltd. (N)                                 56,000             144
Itochu Corp.                                          530,000           2,622
Ito-Yokado Co., Ltd.                                   13,700             470
Japan Logistics Fund, Inc. (AE)(o)                          2              10
Japan Radio Co., Ltd. (AE)(N)                          35,000             136
Japan Tobacco, Inc.                                       661           8,514
JFE Holdings, Inc. (N)                                 66,100           1,834
Joyo Bank, Ltd. (The)                                   9,000              45
JS Group Corp.                                         62,000           1,116
JSR Corp.                                              14,100             285
Kadokawa Holdings, Inc. (N)                            17,300             643
Kaken Pharmaceutical Co., Ltd. (N)                      6,000              43
Kamigumi Co., Ltd.                                     51,000             399
Kaneka Corp.                                           86,000             937
Kansai Electric Power Co., Inc. (The) (N)              28,900             582
Kao Corp.                                             100,700           2,316
Kawasaki Heavy Industries, Ltd. (N)                    82,000             159
Kawasaki Kisen Kaisha, Ltd. (N)                       162,000           1,058
KDDI Corp.                                                997           4,614
Keihin Corp.                                            3,300              55
Keio Electric Railway Co., Ltd.                        44,000             249
Keyence Corp.                                           9,100           2,015
Kirin Brewery Co., Ltd.                                13,000             127
Kobe Steel, Ltd.                                      567,000           1,026

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Koei Co., Ltd.                                         12,200             323
Komatsu, Ltd.                                         126,000             890
Konica Minolta Holdings, Inc.                          44,000             425
Koyo Seiko Co., Ltd. (N)                                3,000              41
Kubota Corp.                                           53,000             274
Kuraray Co., Ltd.                                     124,600           1,154
Kyocera Corp.                                           3,900             285
Kyowa Hakko Kogyo Co., Ltd.                            33,000             245
Kyushu Electric Power Co., Inc.                        10,800             232
Lawson, Inc.                                           26,800           1,041
Leopalace21 Corp.                                      11,300             173
Livedoor Co., Ltd. (AE)(N)                            104,869             321
Mabuchi Motor Co., Ltd. (N)                            31,200           1,875
Makita Corp. (N)                                       10,000             189
Mars Engineering Corp.                                  7,200             234
Marubeni Corp.                                         97,000             317
Matsui Securities Co., Ltd. (AE)                       56,400             761
Matsumotokiyoshi Co., Ltd.                             32,000             905
Matsushita Electric Industrial Co., Ltd. (N)          297,000           4,353
Matsushita Electric Works, Ltd. (AE)                   13,000             110
Meiji Dairies Corp. (N)                                12,000              67
Meitec Corp. (N)                                        9,000             298
Millea Holdings, Inc.                                     163           2,222
Minebea Co., Ltd. (N)                                 380,000           1,513
Mitsubishi Chemical Corp. (N)                          97,000             308
Mitsubishi Corp. (N)                                   23,900             327
Mitsubishi Electric Corp. (N)                          73,000             387
Mitsubishi Estate Co., Ltd.                            14,000             150
Mitsubishi Gas Chemical Co., Inc.                      23,000             113
Mitsubishi Heavy Industries, Ltd.                      69,000             184
Mitsubishi Rayon Co., Ltd. (N)                        152,000             574
Mitsubishi Securities Co., Ltd. (N)                    55,000             459
Mitsubishi Tokyo Financial Group, Inc. (N)                648           5,630
Mitsui & Co., Ltd. (N)                                134,000           1,275
Mitsui Engineering & Shipbuilding Co., Ltd. (N)        34,000              74
Mitsui Fudosan Co., Ltd. (N)                           86,000             960
Mitsui OSK Lines, Ltd.                                191,000           1,208
Mitsui Sumitomo Insurance Co., Ltd.                    29,000             264
Mitsui Trust Holdings, Inc. (N)                        26,000             258
Mizuho Financial Group, Inc.                              595           2,800
Murata Manufacturing Co., Ltd.                         51,100           2,544
Namco, Ltd. (N)                                           900              12
NEC Corp. (N)                                          67,000             370
NET One Systems Co., Ltd. (N)                             179             454

                                                          International Fund  35

FRANK RUSSELL INVESTMENT COMPANY
INTERNATIONAL FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Nichirei Corp.                                          3,000              11
Nidec Copal Corp. (N)                                   7,500              98
Nidec Corp. (N)                                         6,900             810
Nikko Cordial Corp.                                    52,000             243
Nintendo Co., Ltd.                                     28,900           3,299
Nippon Electric Glass Co., Ltd. (N)                   250,000           3,995
Nippon Express Co., Ltd.                              630,800           3,065
Nippon Kayaku Co., Ltd.                                 5,000              28
Nippon Light Metal Co., Ltd. (N)                       56,000             143
Nippon Meat Packers, Inc.                              95,000           1,201
Nippon Mining Holdings, Inc.                          231,000           1,394
Nippon Oil Corp.                                      136,000             957
Nippon Shokubai Co., Ltd.                               5,000              45
Nippon Steel Corp. (N)                                675,000           1,712
Nippon Telegraph & Telephone Corp.                        616           2,580
Nippon Yusen Kabushiki Kaisha                         294,000           1,741
Nishi-Nippon City Bank, Ltd. (The)                    141,000             559
Nissan Motor Co., Ltd. (N)                            279,400           2,760
Nissen Co., Ltd.                                        7,000              93
Nissha Printing Co., Ltd.                              10,000             164
Nisshin Seifun Group, Inc.                              1,000              10
Nisshin Steel Co., Ltd.                                94,000             242
Nisshinbo Industries, Inc.                              7,000              55
Nitto Denko Corp.                                      72,800           3,978
NOK Corp. (N)                                          10,800             283
Nomura Holdings, Inc.                                  39,000             496
NS Solutions Corp.                                      7,400             152
NSK, Ltd.                                              18,000              89
NTT DoCoMo, Inc.                                          148             229
NTT Urban Development Corp.                                65             293
Obayashi Corp.                                         17,000             100
OJI Paper Co., Ltd. (N)                                89,000             475
Olympus Corp. (N)                                      10,000             203
Onward Kashiyama Co., Ltd.                              2,000              26
ORIX Corp.                                             58,600           7,991
Parco Co., Ltd.                                        38,000             256
Promise Co., Ltd.                                      29,400           1,906
Rengo Co., Ltd. (N)                                     8,000              40
Renown D'urban Holdings, Inc. (AE)                     11,200             105
Resona Holdings, Inc. (AE)                             71,000             134
Ricoh Co., Ltd. (N)                                    60,000             959
Rinnai Corp.                                           72,770           1,864
Rohm Co., Ltd.                                         22,300           2,105
Sanken Electric Co., Ltd. (N)                          36,000             488
Sankyo Co., Ltd.                                       17,700             481
Sanyo Electric Co., Ltd. (N)                           81,000             234
Sanyo Shinpan Finance Co., Ltd.                        11,500             779
Secom Co., Ltd.                                           500              20
Sega Sammy Holdings, Inc.                              49,500           2,893
Sekisui Chemical Co., Ltd.                            228,000           1,654
Sekisui House, Ltd.                                   284,300           3,010
Senshukai Co., Ltd. (N)                                 7,000              63
SFCG Co., Ltd. (N)                                      2,930             754

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Shimachu Co., Ltd.                                      4,800             124
Shin-Etsu Chemical Co., Ltd. Class D                   60,600           2,242
Shinko Electric Industries Co., Ltd. (N)                3,200             110
Shinsei Bank, Ltd.                                    385,000           2,091
Shizuoka Bank, Ltd. (The) (N)                          40,000             373
Showa Denko KK (N)                                     56,000             142
Showa Shell Sekiyu KK (N)                              20,300             204
Skylark Co., Ltd. (N)                                 102,100           1,698
SMC Corp.                                               4,700             496
Softbank Corp. (N)                                     22,300             898
Sohgo Security Services Co., Ltd.                      60,388             874
Sompo Japan Insurance, Inc.                            31,000             301
Sony Corp.                                             33,200           1,225
Stanley Electric Co., Ltd. (N)                         37,700             613
STB Leasing Co., Ltd. (N)                              11,700             208
Sumisho Lease Co., Ltd.                                19,600             711
Sumitomo Bakelite Co., Ltd. (N)                       242,800           1,516
Sumitomo Chemical Co., Ltd.                           306,000           1,567
Sumitomo Corp.                                         68,000             576
Sumitomo Electric Industries, Ltd.                     65,000             680
Sumitomo Forestry Co., Ltd.                            54,000             492
Sumitomo Heavy Industries, Ltd. (N)                   360,000           1,464
Sumitomo Metal Industries, Ltd.                       607,000           1,077
Sumitomo Mitsui Financial Group, Inc. (N)               1,264           8,173
Sumitomo Osaka Cement Co., Ltd.                       158,000             401
Sumitomo Rubber Industries, Inc.                       38,000             371
Sumitomo Trust & Banking Co., Ltd. (The)               31,000             194
Suzuki Motor Corp.                                     67,500           1,153
T&D Holdings, Inc.                                     28,950           1,432
Taiheiyo Cement Corp.                                  52,000             146
Taiyo Nippon Sanso Corp.                                3,000              17
Takashimaya Co., Ltd.                                   1,000               9
Takeda Pharmaceutical Co., Ltd.                       197,100           9,606
Takefuji Corp.                                         41,980           2,658
Takuma Co., Ltd.                                        3,000              24
Tanabe Seiyaku Co., Ltd.                                3,000              32
TDK Corp.                                              14,000             981
Teijin, Ltd. (N)                                       57,000             258
Telewave, Inc. (AE)                                        66             290
Terumo Corp.                                          103,200           3,073
Tobu Railway Co., Ltd.                                 28,000             105
Toda Corp.                                             12,000              59
Tohoku Electric Power Co., Inc.                         6,700             129
Tokai Rika Co., Ltd.                                    8,100             132
Tokyo Electric Power Co., Inc. (The)                  100,800           2,420

 36  International Fund

FRANK RUSSELL INVESTMENT COMPANY
INTERNATIONAL FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Tokyo Gas Co., Ltd. (N)                               931,000           3,733
Tokyo Tomin Bank, Ltd. (The)                            9,700             280
Toppan Printing Co., Ltd. (N)                          14,000             153
Toray Industries, Inc.                                367,000           1,639
Toshiba Corp. (N)                                     113,000             463
Tosoh Corp. (N)                                        17,000              80
Toyo Seikan Kaisha, Ltd. (N)                           13,000             240
Toyobo Co., Ltd.                                       45,000             106
Toyoda Gosei Co., Ltd. (N)                             80,400           1,469
Toyota Motor Corp.                                    483,700          17,614
Toyota Tsusho Corp.                                     2,000              33
Trend Micro, Inc.                                      27,500           1,011
UFJ Holdings, Inc.                                        324           1,707
Uniden Corp. (N)                                       26,000             524
UNY Co., Ltd.                                          19,000             221
USS Co., Ltd.                                           5,230             414
West Japan Railway Co.                                    403           1,496
World Co., Ltd.                                         3,000             100
Xebio Co., Ltd.                                         5,900             178
Yahoo Japan Corp. (AE)                                    140             314
Yamada Denki Co., Ltd. (N)                             42,400           2,040
Yamaha Motor Co., Ltd.                                131,200           2,305
Yamato Transport Co., Ltd.                            159,000           2,105
Yokogawa Electric Corp. (N)                            26,700             349
Yokohama Rubber Co., Ltd. (The)                         4,000              16
York-Benimaru Co., Ltd. Class D                        11,000             316
                                                                 ------------
                                                                      288,293
                                                                 ------------

Luxembourg - 0.2%
Arcelor (N)                                           129,099           2,613
SES Global                                             77,974           1,067
                                                                 ------------
                                                                        3,680
                                                                 ------------

Mexico - 0.7%
America Movil SA de CV ADR Class L                     31,400           1,559
Coca-Cola Femsa SA de CV ADR (N)                       57,200           1,306
Grupo Televisa SA ADR (AE)                            112,400           6,315
Telefonos de Mexico SA de CV ADR                       42,800           1,451
Wal-Mart de Mexico SA de CV                           277,200           1,028
                                                                 ------------
                                                                       11,659
                                                                 ------------
Netherlands - 4.5%
ABN AMRO Holding NV (N)                               150,094           3,674
Aegon NV (N)                                          156,042           1,958
Akzo Nobel NV (N)                                       5,100             209
ASML Holding NV Class G (AE)                          102,700           1,488
Buhrmann NV (N)                                        75,300             671
CSM Class A                                             4,500             132
DSM NV                                                 14,100             947
European Aeronautic Defense and Space Co. (N)         183,300           5,218

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Heineken Holding NV Class A                             1,700              49
Heineken NV (N)                                        71,502           2,272
ING Groep NV (N)                                      537,246          14,730
Koninklijke Ahold NV (AE)                             523,500           3,973
Koninklijke Philips Electronics NV                    229,678           5,721
OCE NV (N)                                             15,500             231
Randstad Holdings NV (AE)                              34,300           1,397
Reed Elsevier NV (N)                                  369,255           5,315
Rodamco Europe NV (N)                                  11,000             831
Royal Dutch Petroleum Co. (N)                         199,858          11,656
Royal KPN NV                                           48,100             401
Royal Numico NV (AE)                                  172,116           7,128
Royal P&O Nedlloyd NV (AE)(N)                           4,900             239
TNT NV                                                  4,400             120
Wolters Kluwer NV                                     128,927           2,295
                                                                 ------------
                                                                       70,655
                                                                 ------------

New Zealand - 0.3%
Carter Holt Harvey, Ltd.                              642,080             874
Sky City Entertainment Group, Ltd.                     22,400              72
Telecom Corp. of New Zealand, Ltd.                    851,612           3,778
                                                                 ------------
                                                                        4,724
                                                                 ------------

Norway - 0.7%
Aker Kvaerner ASA (AE)                                 23,600             841
DNB NOR ASA (N)                                       501,163           4,781
Norsk Hydro ASA (N)                                    12,800           1,008
Petroleum Geo-Services ASA (AE)                        20,000           1,205
Statoil ASA (N)                                       175,000           3,081
Yara International ASA (AE)(N)                         13,300             177
                                                                 ------------
                                                                       11,093
                                                                 ------------

Poland - 0.1%
Powszechna Kasa Oszczednosci Bank Polski SA (AE)      116,532             883
                                                                 ------------

Portugal - 0.1%
Energias de Portugal SA (N)                           478,190           1,293
                                                                 ------------

Russia - 0.1%
OAO Gazprom ADR                                           700              24
Vimpel-Communications ADR (AE)                         34,200           1,119
                                                                 ------------
                                                                        1,143
                                                                 ------------

                                                          International Fund  37

FRANK RUSSELL INVESTMENT COMPANY
INTERNATIONAL FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Singapore - 1.2%
CapitaLand, Ltd. (N)                                  210,000             328
City Developments, Ltd.                                64,000             270
ComfortDelgro Corp., Ltd.                              34,000              36
DBS Group Holdings, Ltd.                              471,340           4,123
Flextronics International, Ltd. (AE)                  106,600           1,189
Fraser and Neave, Ltd.                                 15,000             142
Hyflux, Ltd. (AE)                                      35,000              73
Jardine Cycle & Carriage, Ltd.                         21,000             157
Keppel Corp., Ltd. (N)                                332,000           2,173
MobileOne, Ltd.                                       159,000             199
NatSteel, Ltd. (N)                                     49,400              67
Neptune Orient Lines, Ltd.                             67,000             140
Oversea-Chinese Banking Corp.                         214,000           1,757
Parkway Holdings, Ltd.                                229,000             233
SembCorp Industries, Ltd.                               7,000               8
Singapore Airlines, Ltd.                               17,000             116
Singapore Telecommunications, Ltd.                  3,252,940           5,093
United Overseas Bank, Ltd. (N)                        215,100           1,883
United Overseas Land, Ltd. (N)                          3,000               4
Venture Corp., Ltd.                                    27,000             230
                                                                 ------------
                                                                       18,221
                                                                 ------------

South Africa - 0.1%
MTN Group, Ltd.                                       135,400             960
Nedcor, Ltd.                                          108,557           1,341
                                                                 ------------
                                                                        2,301
                                                                 ------------

South Korea - 0.7%
Korea Electric Power Corp. ADR (N)                    102,500           1,517
KT Corp. ADR                                           66,200           1,337
LG.Philips LCD Co., Ltd. (AE)                          76,700           3,552
POSCO                                                   2,600             471
Samsung Electronics Co., Ltd.                          10,071           4,621
                                                                 ------------
                                                                       11,498
                                                                 ------------

Spain - 3.9%
Acciona SA (N)                                          1,100              95
Acerinox SA (N)                                        14,400             215
ACS Actividades Cons y Serv                           103,792           2,532
Altadis SA (N)                                        148,721           6,311
Amadeus Global Travel Distribution SA Class A          65,100             608
Antena 3 de Television SA                              16,800             335
Banco Bilbao Vizcaya Argentaria SA                    347,129           5,377
Banco de Sabadell SA (N)                              104,710           2,616
Banco Popular Espanol SA (N)                           41,500           2,586
Banco Santander Central Hispano SA (N)                318,446           3,718
Bankinter SA (N)                                       11,400             552
Cia de Distribucion Integral Logista SA                 1,700              85
Corp Mapfre SA (N)                                     73,380           1,092

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Ebro Puleva SA (N)                                     11,600             196
Endesa SA (N)                                         241,157           5,269
Fomento de Construcciones y Contratas SA (N)            5,800             313
Gestevision Telecinco SA (N)                           31,200             714
Grupo Ferrovial SA (N)                                 14,600             832
Iberdrola SA (N)                                      232,348           6,059
Iberia Lineas Aereas de Espana (N)                     88,700             274
Indra Sistemas SA                                      66,000           1,142
Repsol YPF SA (N)                                     137,800           3,502
Repsol YPF SA ADR (N)                                  93,883           2,374
Sociedad General de Aguas de Barcelona SA Class
   A                                                    2,400              49
Telefonica SA (N)                                     841,245          14,305
Union Fenosa SA (N)                                    24,400             732
                                                                 ------------
                                                                       61,883
                                                                 ------------

Sweden - 2.5%
Atlas Copco AB Class A (N)                             78,400           3,564
Billerud AB (N)                                         6,000              81
Electrolux AB (N)                                      89,520           1,809
Gambro AB Class A (N)                                  15,100             204
Hennes & Mauritz AB Class B (N)                       214,256           7,394
Lundin Petroleum AB (AE)                               22,600             169
Nordea Bank AB (N)                                    259,400           2,463
OMX AB (AE)(N)                                          9,800             114
Sandvik AB (N)                                        108,900           4,268
Securitas AB Class B (N)                              106,041           1,703
Skandia Forsakrings AB (N)                            403,508           1,897
Skandinaviska Enskilda Banken AB Class A (N)           22,000             388
Skanska AB Class B (N)                                  8,200              99
Svenska Cellulosa AB Class B (N)                       91,170           3,174
Svenska Handelsbanken Class A (N)                      83,550           1,879
Swedish Match AB (N)                                    7,500              89
Tele2 AB Class B (N)                                    5,850             185
Telefonaktiebolaget LM Ericsson Class B (N)         2,919,197           8,657
TeliaSonera AB (N)                                     27,500             144
Trelleborg AB Class B (N)                               5,200              76
Volvo AB Class B (N)                                   33,500           1,359
Volvo AB Class A (N)                                    6,200             242
                                                                 ------------
                                                                       39,958
                                                                 ------------

Switzerland - 5.9%
ABB, Ltd. (AE)                                        289,664           1,799
Adecco SA (N)                                           6,700             324
Ciba Specialty Chemicals AG (N)                        41,780           2,616

 38  International Fund

FRANK RUSSELL INVESTMENT COMPANY
INTERNATIONAL FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Compagnie Financiere Richemont AG Class A              61,559           1,834
Credit Suisse Group (AE)(N)                           208,740           8,787
Georg Fischer AG (AE)                                     816             238
Givaudan (N)                                            1,759           1,107
Holcim, Ltd. (N)                                        9,500             577
Kuehne & Nagel International AG (N)                     3,024             619
Kuoni Reisen Holding (AE)                                 100              39
Lonza Group AG (N)                                     19,573           1,178
Micronas Semiconductor Holding AG (AE)                  7,500             272
Nestle SA (N)                                          39,486          10,369
Novartis AG                                           213,955          10,412
PubliGroupe SA (N)                                        164              49
Rieter Holding AG (N)                                     923             259
Roche Holding AG (N)                                  152,966          18,506
Schindler Holding AG (N)                                  200              73
Straumann Holding AG                                    3,159             682
Sulzer AG (N)                                           2,169             880
Swatch Group AG (AE)                                   26,699             701
Swatch Group AG Class B (N)                             1,800             230
Swiss Life Holding (AE)(N)                                589              81
Swiss Reinsurance (N)                                  38,180           2,532
Swisscom AG (N)                                         2,316             799
Syngenta AG (AE)                                       27,047           2,798
Synthes, Inc.                                          26,798           3,039
UBS AG (N)                                            228,793          18,344
Valora Holding AG (N)                                     523             114
Xstrata PLC                                           123,660           2,128
Zurich Financial Services AG (AE)                       8,702           1,470
                                                                 ------------
                                                                       92,856
                                                                 ------------

Taiwan - 0.8%
AU Optronics Corp. ADR (AE)                           291,200           4,723
Chi Mei Optoelectronics Corp.                       2,441,000           4,184
Taiwan Semiconductor Manufacturing Co., Ltd. ADR      223,600           1,925
United Microelectronics Corp. ADR (AE)(N)             488,713           1,588
                                                                 ------------
                                                                       12,420
                                                                 ------------

Thailand - 0.1%
Bangkok Bank PCL                                      353,400             962
Siam City Bank PCL (N)                                732,400             438
                                                                 ------------
                                                                        1,400
                                                                 ------------

Turkey - 0.1%
Turkcell Iletisim Hizmet AS                           134,999             829
Turkiye Garanti Bankasi AS (AE)                       250,600             893
                                                                 ------------
                                                                        1,722
                                                                 ------------

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------

United Kingdom - 18.6%
3i Group PLC                                          251,522           3,073
Alliance & Leicester PLC                               16,400             259
Alliance Unichem PLC                                   29,400             448
Amvescap PLC                                          320,018           1,860
Anglo American PLC                                    114,923           2,561
Arriva PLC                                             34,500             334
Associated British Foods PLC                           44,800             629
AstraZeneca PLC                                       223,717           9,805
Aviva PLC                                             594,230           6,707
AWG PLC                                                 6,599             110
BAA PLC                                               138,400           1,533
BAE Systems PLC                                       976,637           4,769
Barclays PLC                                          652,468           6,720
Barratt Developments PLC                               38,600             439
Berkeley Group Holdings PLC (AE)                        3,500              52
BG Group PLC                                        1,104,272           8,536
BHP Billiton PLC                                      160,800           1,960
BOC Group PLC                                         252,387           4,677
Boots Group PLC                                       599,757           6,894
BP PLC                                              2,274,255          23,166
Bradford & Bingley PLC                                 41,900             244
Brambles Industries PLC                               590,610           3,295
Britannic Group PLC                                    16,500             142
British Airways PLC (AE)                               76,700             350
British American Tobacco PLC                           93,300           1,746
British Land Co. PLC                                  122,000           1,910
British Sky Broadcasting PLC                           91,040             942
BT Group PLC                                        1,100,957           4,207
Bunzl PLC                                             149,568           1,460
Cable & Wireless PLC                                  157,500             361
Cairn Energy PLC (AE)                                   2,000              44
Capita Group PLC (AE)                                 645,300           4,643
Carnival PLC                                          110,018           5,679
Centrica PLC                                          375,453           1,593
Colt Telecom Group PLC (AE)(N)                          6,500               6
Compass Group PLC                                      26,600             119
Corus Group PLC (AE)                                  460,783             384
Diageo PLC                                            397,485           5,885
EMI Group PLC                                         104,900             477
Firstgroup PLC                                          8,300              51
FKI PLC                                                28,500              51
GKN PLC                                               849,148           3,743
GlaxoSmithKline PLC                                   893,100          22,480
GUS PLC                                               102,700           1,637

                                                          International Fund  39

FRANK RUSSELL INVESTMENT COMPANY
INTERNATIONAL FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
HBOS PLC                                              506,538           7,486
Hilton Group PLC                                      474,671           2,480
HMV Group PLC                                         125,100             542
HSBC Holdings PLC                                     561,408           8,976
Imperial Chemical Industries PLC                      137,700             665
Imperial Tobacco Group PLC                            184,200           5,270
Inchcape PLC                                           16,800             570
Intercontinental Hotels Group PLC                     244,351           2,903
ITV PLC                                               316,921             734
J Sainsbury PLC                                       387,336           2,091
Kesa Electricals PLC                                  201,255           1,022
Kingfisher PLC                                        647,674           3,053
Land Securities Group PLC                               6,000             153
Lloyds TSB Group PLC                                  848,213           7,284
Man Group PLC                                           1,700              40
Marconi Corp. PLC (AE)                                 13,500              67
Marks & Spencer Group PLC                             268,200           1,731
Meggitt PLC                                            64,400             317
Mitchells & Butlers PLC                               428,250           2,451
MyTravel Group PLC (AE)                                 8,300               1
Next PLC                                               65,863           1,866
Northern Foods PLC                                    165,000             485
O2 PLC (AE)                                           338,300             760
Old Mutual PLC                                        123,100             297
Pennon Group PLC                                       21,300             399
Persimmon PLC                                          84,200           1,090
Pilkington PLC                                         94,000             194
Prudential PLC                                        173,871           1,568
Punch Taverns PLC                                     209,220           2,530
Reckitt Benckiser PLC                                 246,408           8,000
Reed Elsevier PLC                                      17,100             167
Reuters Group PLC                                     294,100           2,166
Rexam PLC                                             123,836           1,089
Rio Tinto PLC                                         233,239           7,034
Rolls-Royce Group PLC                               7,509,500              14
Rolls-Royce Group PLC Class B                         150,190             682
Royal & Sun Alliance Insurance Group                  961,327           1,391
Royal Bank of Scotland Group PLC                      289,943           8,748
SABMiller PLC                                          10,900             162
Scottish & Newcastle PLC                               15,900             138
Scottish & Southern Energy PLC                        106,800           1,917
Scottish Power PLC                                     68,100             551
Shell Transport & Trading Co. PLC                   1,233,238          11,044
Shire Pharmaceuticals PLC                              46,600             484
Smith & Nephew PLC                                    145,284           1,496
Somerfield PLC                                         73,500             278
Sportingbet PLC (AE)                                  128,800             702
SSL International PLC                                  15,000              79
Stagecoach Group PLC                                  162,937             322
Standard Chartered PLC                                107,308           1,935
Tate & Lyle PLC                                       218,700           1,943
Taylor Woodrow PLC                                     81,900             449
Tesco PLC                                             563,000           3,323

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Trinity Mirror PLC                                     74,900             913
Unilever PLC                                          621,642           5,917
United Business Media PLC                              42,311             401
United Utilities PLC                                   28,500             246
United Utilities PLC (N)                               21,300             259
Vodafone Group PLC                                  7,809,541          20,384
Whitbread PLC (N)                                      84,000           1,366
William Hill PLC                                      301,934           3,109
Wimpey George PLC                                     150,400           1,123
Yell Group PLC                                        232,234           1,782
                                                                 ------------
                                                                      292,620
                                                                 ------------

United States - 0.2%
Logitech International SA (AE)                            600              35
Transocean, Inc. (AE)                                  56,900           2,638
                                                                 ------------
                                                                        2,673
                                                                 ------------

TOTAL COMMON STOCKS
(cost $1,202,499)                                                   1,418,991
                                                                 ------------
                                                   NOTIONAL
                                                    AMOUNT
                                                      $
                                                 ------------
-----------------------------------------------------------------------------
OPTIONS PURCHASED - 0.1%
Belgium - 0.1%
Bel 20 Index Futures
   May 2005 3,156.47 (EUR) Call (180)                   7,311           1,158
                                                                 ------------

Switzerland - 0.0%
Swiss Market Index Jun 2005 5,925.17 (CHF) Put
   (153)                                                7,584             733
                                                                 ------------

TOTAL OPTIONS PURCHASED
(cost $1,826)                                                           1,891
                                                                 ------------

 40  International Fund

FRANK RUSSELL INVESTMENT COMPANY
INTERNATIONAL FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
PREFERRED STOCKS - 0.3%
Brazil - 0.1%
Banco Itau Holding Financeira SA (AE)                   5,600             979
                                                                 ------------

Germany - 0.2%
Fresenius AG                                           17,400           2,028
Fresenius Medical Care AG                               4,000             230
Henkel KGaA (AE)(N)                                    17,600           1,519
Invesco Perpetual UK Smaller Companies
   Investment Trust PLC (AE)                            5,800             100
                                                                 ------------
                                                                        3,877
                                                                 ------------
Italy - 0.0%
Unipol SpA                                            108,600             383
                                                                 ------------
TOTAL PREFERRED STOCKS
(cost $4,426)                                                           5,239
                                                                 ------------

WARRANTS & RIGHTS - 0.1%
Hong Kong - 0.0%
Kingboard Chemical Holdings, Ltd.
   2006 Warrants (AE)                                   1,800               2
                                                                 ------------

Japan - 0.0%
BSL Corp.
   2010 Rights (AE)                                     7,600               2
                                                                 ------------

Luxembourg - 0.1%
Bharti Televentures
   2009 Warrants (AE)                                 177,300             819
Satyam Computer Services, Ltd.
   2007 Warrants (AE)                                 124,700           1,170
                                                                 ------------

TOTAL WARRANTS & RIGHTS
(cost $2,012)                                                           1,993
                                                                 ------------

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------

SHORT-TERM INVESTMENTS - 8.1%
United States - 8.1%
Frank Russell Investment Company Money Market
   Fund                                           114,911,001         114,911
United States Treasury Bill (c)(z)(sec.)
   2.755% due 06/09/05                                  8,000           7,978
   2.710% due 07/14/05                                  5,000           4,966
                                                                 ------------
                                                                      127,855
                                                                 ------------

Switzerland - 0.0%
Credit Suisse Group Finance Guernsey, Ltd.
   6.000% due 12/23/05                                     61              71
                                                                 ------------

TOTAL SHORT-TERM INVESTMENTS
(cost $127,904)                                                       127,926
                                                                 ------------

OTHER SECURITES - 27.0%
Frank Russell Investment Company Money Market
   Fund (X)                                       102,406,969         102,407
State Street Securities Lending Quality Trust
   (X)                                            322,651,448         322,651
                                                                 ------------

TOTAL OTHER SECURITIES
(cost $425,058)                                                       425,058
                                                                 ------------

TOTAL INVESTMENTS - 125.8%
(identified cost $1,763,725)                                        1,981,098

OTHER ASSETS AND LIABILITIES, NET - (25.8%)                          (407,209)
                                                                 ------------

NET ASSETS - 100.0%                                                 1,573,889
                                                                 ============

               A portion of the portfolio has been fair valued as of period end.

  See accompanying notes which are an integral part of the financial statements.

                                                          International Fund  41

FRANK RUSSELL INVESTMENT COMPANY
INTERNATIONAL FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2005 (UNAUDITED)

Amounts in thousands

                                                                       UNREALIZED
                                                     NOTIONAL         APPRECIATION
FUTURES CONTRACTS                                     AMOUNT         (DEPRECIATION)
(NUMBER OF CONTRACTS)                                    $                  $
------------------------------------------------------------------------------------
Long Positions
AEX Index (Netherlands)
   expiration date 05/05 (164)                             14,702               (862)

CAC-40 Index (France)
   expiration date 05/05 (238)                             11,943               (617)
   expiration date 06/05 (191)                              9,465               (355)

DAX Index (Germany)
   expiration date 06/05 (92)                              12,494               (491)

EUR STOXX 50 Index (EMU)
   expiration date 06/05 (755)                             28,342               (897)
FTSE-100 Index (UK)
   expiration date 06/05 (368)                             33,709             (1,201)

Hang Seng Index (Hong Kong)
   expiration date 05/05 (29)                               2,554                (10)

IBEX Plus Index (Spain)
   expiration date 05/05 (11)                               1,270                (47)

SPI 200 Index (Australia)
   expiration date 06/05 (86)                               6,693               (412)

TOPIX Index (Japan)
   expiration date 06/05 (248)                             26,546             (1,480)

Short Positions
DAX Index (Germany)
   expiration date 06/05 (2)                                  272                  8

Hang Seng Index (Hong Kong)
   expiration date 05/05 (18)                               1,585                 (5)

MIB-30 (Italy)
   expiration date 06/05 (7)                                1,380                 31

SPI 200 Index (Australia)
   expiration date 06/05 (39)                               3,035                123

TOPIX Index (Japan)
   expiration date 06/05 (75)                               8,028                375
                                                                     ---------------

Total Unrealized Appreciation (Depreciation) on
   Open Futures Contracts                                                     (5,840)
                                                                     ===============
                                                     NOTIONAL            MARKET
OPTIONS WRITTEN                                       AMOUNT              VALUE
(NUMBER OF CONTRACTS)                                    $                  $
------------------------------------------------------------------------------------
Belgium
Bel 20 Index Futures
   May 2005 3,156.47 (EUR) Put (180)                        7,311             (1,463)

Switzerland
Swiss Market Index Jun 2005 5,925.17 (CHF) Call
   (153)                                                    7,584               (640)
                                                                     ---------------

Total Liability for Options Written (premiums
   received $1,822)                                                           (2,103)
                                                                     ===============

See accompanying notes which are an integral part of the financial statements.

 42  International Fund

FRANK RUSSELL INVESTMENT COMPANY
INTERNATIONAL FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2005 (UNAUDITED)

Amounts in thousands

FOREIGN CURRENCY EXCHANGE CONTRACTS
                                                             UNREALIZED
                                                            APPRECIATION
      AMOUNT                 AMOUNT          SETTLEMENT    (DEPRECIATION)
       SOLD                  BOUGHT             DATE             $
-------------------   --------------------   -----------   --------------
USD             114      AUD           147    05/02/05                  1
USD              51      AUD            66    05/03/05                 --
USD             142      AUD           181    05/03/05                 --
USD              11      AUD            14    05/04/05                 --
USD              20      AUD            25    05/04/05                 --
USD              24      AUD            31    05/04/05                 --
USD              30      AUD            38    05/04/05                 --
USD             771      AUD           990    05/20/05                  1
USD             233      AUD           300    06/15/05                 --
USD             235      AUD           300    06/15/05                 (2)
USD             311      AUD           400    06/15/05                  1
USD             316      AUD           400    06/15/05                 (4)
USD           7,217      AUD         9,200    06/15/05                (57)
USD          11,865      AUD        15,078    06/15/05               (129)
USD             600      CHF           715    05/02/05                 (2)
USD              63      CHF            75    05/03/05                 --
USD             289      CHF           345    05/03/05                 --
USD           1,028      CHF         1,226    05/03/05                 (2)
USD             300      CHF           358    05/04/05                 (1)
USD             303      CHF           360    05/20/05                 (1)
USD              23      CHF            28    06/15/05                 --
USD              28      CHF            32    06/15/05                 (1)
USD           2,924      CHF         3,432    06/15/05                (44)
USD          10,699      CHF        12,550    06/15/05               (166)
USD             202      DKK         1,160    05/20/05                 (2)
USD              37      DKK           214    06/15/05                 --
USD             364      DKK         2,009    06/15/05                (16)
USD             120      EUR            92    05/02/05                 (1)
USD             305      EUR           236    05/02/05                 (2)
USD             578      EUR           445    05/02/05                 (4)
USD             530      EUR           411    05/03/05                 (1)
USD              36      EUR            28    05/04/05                 --
USD             229      EUR           178    05/04/05                 --
USD           3,250      EUR         2,500    05/20/05                (31)
USD             643      EUR           500    06/15/05                  1
USD             649      EUR           500    06/15/05                 (5)
USD           1,284      EUR         1,000    06/15/05                  4
USD           1,289      EUR         1,000    06/15/05                 --
USD           1,291      EUR         1,000    06/15/05                 (2)
USD           1,300      EUR         1,000    06/15/05                (11)
USD           1,310      EUR         1,000    06/15/05                (21)
USD           1,334      EUR         1,000    06/15/05                (46)
USD           1,344      EUR         1,000    06/15/05                (55)
USD           1,348      EUR         1,000    06/15/05                (59)
USD           1,349      EUR         1,000    06/15/05                (60)

FOREIGN CURRENCY EXCHANGE CONTRACTS
                                                             UNREALIZED
                                                            APPRECIATION
      AMOUNT                 AMOUNT          SETTLEMENT    (DEPRECIATION)
       SOLD                  BOUGHT             DATE             $
-------------------   --------------------   -----------   --------------
USD           1,939      EUR         1,500    06/15/05                 (7)
USD           2,019      EUR         1,500    06/15/05                (86)
USD          10,011      EUR         7,450    06/15/05               (411)
USD          12,095      EUR         9,000    06/15/05               (498)
USD          24,090      EUR        18,547    06/15/05               (191)
USD          32,313      EUR        24,000    06/15/05             (1,388)
USD              62      GBP            32    05/03/05                 --
USD             422      GBP           221    05/04/05                 --
USD              57      GBP            30    05/05/05                 --
USD             123      GBP            64    05/05/05                 --
USD           1,105      GBP           578    05/05/05                 (2)
USD             968      GBP           510    05/20/05                  4
USD             286      GBP           150    06/15/05                 (1)
USD             381      GBP           200    06/15/05                 (1)
USD             570      GBP           300    06/15/05                 --
USD             572      GBP           300    06/15/05                 (1)
USD             576      GBP           300    06/15/05                 (5)
USD             935      GBP           500    06/15/05                 16
USD             951      GBP           500    06/15/05                 --
USD             953      GBP           500    06/15/05                 (2)
USD             957      GBP           500    06/15/05                 (6)
USD           1,053      GBP           550    06/15/05                 (7)
USD           1,914      GBP         1,000    06/15/05                (11)
USD           2,967      GBP         1,550    06/15/05                (18)
USD           5,305      GBP         2,773    06/15/05                (28)
USD           8,612      GBP         4,500    06/15/05                (49)
USD          21,056      GBP        11,000    06/15/05               (125)
USD          35,469      GBP        18,522    06/15/05               (225)
USD              15      HKD           120    05/03/05                 --
USD             301      HKD         2,348    05/03/05                 --
USD             574      HKD         4,475    05/03/05                 --
USD              14      HKD           106    05/04/05                 --
USD              76      HKD           593    05/04/05                 --
USD              41      HKD           322    06/15/05                 --
USD             447      HKD         3,477    06/15/05                 --
USD               2      JPY           249    05/02/05                 --
USD               4      JPY           466    05/02/05                 --
USD               6      JPY           681    05/02/05                 --
USD               7      JPY           735    05/02/05                 --
USD               8      JPY           859    05/02/05                 --
USD              35      JPY         3,685    05/02/05                 --
USD              73      JPY         7,727    05/02/05                  1
USD             295      JPY        31,194    05/02/05                  3
USD               4      JPY           467    05/06/05                 --
USD               6      JPY           683    05/06/05                 --

  See accompanying notes which are an integral part of the financial statements.

                                                          International Fund  43

FRANK RUSSELL INVESTMENT COMPANY
INTERNATIONAL FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2005 (UNAUDITED)

Amounts in thousands

FOREIGN CURRENCY EXCHANGE CONTRACTS
                                                             UNREALIZED
                                                            APPRECIATION
      AMOUNT                 AMOUNT          SETTLEMENT    (DEPRECIATION)
       SOLD                  BOUGHT             DATE             $
-------------------   --------------------   -----------   --------------
USD               8      JPY           857    05/06/05                 --
USD              23      JPY         2,442    05/06/05                 --
USD              43      JPY         4,504    05/06/05                 --
USD             155      JPY        16,380    05/06/05                  2
USD             220      JPY        23,284    05/06/05                  2
USD               4      JPY           467    05/09/05                 --
USD               5      JPY           550    05/09/05                 --
USD               5      JPY           550    05/09/05                 --
USD               6      JPY           686    05/09/05                 --
USD              14      JPY         1,505    05/09/05                 --
USD              35      JPY         3,681    05/09/05                 --
USD             386      JPY        40,889    05/09/05                  4
USD           1,326      JPY       140,530    05/20/05                 17
USD             463      JPY        50,000    06/15/05                 16
USD             740      JPY        80,000    06/15/05                 26
USD             939      JPY       100,000    06/15/05                 19
USD             941      JPY       100,000    06/15/05                 17
USD             947      JPY       100,000    06/15/05                 11
USD             950      JPY       100,000    06/15/05                  7
USD             967      JPY       100,000    06/15/05                 (9)
USD             969      JPY       100,000    06/15/05                (11)
USD           1,936      JPY       200,000    06/15/05                (20)
USD           4,824      JPY       513,224    06/15/05                 91
USD           5,489      JPY       583,768    06/15/05                101
USD          13,079      JPY     1,350,000    06/15/05               (151)
USD          14,525      JPY     1,500,000    06/15/05               (160)
USD             130      MXN         1,449    05/02/05                  1
USD              13      MXN           140    05/03/05                 --
USD              65      NOK           408    05/02/05                 --
USD             134      NOK           847    05/04/05                 --
USD             387      NOK         2,440    05/20/05                 --
USD           1,221      NOK         7,709    06/15/05                  2
USD           1,261      NOK         7,963    06/15/05                  3
USD           1,288      NZD         1,780    06/15/05                  6
USD           3,967      NZD         5,480    06/15/05                 18
USD             155      PLN           507    05/02/05                 (2)
USD             428      SEK         3,030    05/20/05                 (4)
USD           7,655      SEK        51,506    06/15/05               (433)
USD              24      SGD            40    05/03/05                 --
USD              27      SGD            45    06/15/05                 --
AUD             345      USD           267    05/02/05                 (2)
AUD              63      USD            49    05/03/05                 --
AUD             321      USD           250    05/03/05                 (1)
AUD              25      USD            20    05/04/05                 --
AUD              60      USD            47    05/04/05                 --

FOREIGN CURRENCY EXCHANGE CONTRACTS
                                                             UNREALIZED
                                                            APPRECIATION
      AMOUNT                 AMOUNT          SETTLEMENT    (DEPRECIATION)
       SOLD                  BOUGHT             DATE             $
-------------------   --------------------   -----------   --------------
AUD              66      USD            51    05/04/05                 --
AUD             371      USD           291    05/04/05                 --
AUD             990      USD           753    05/20/05                (19)
AUD             717      USD           549    06/15/05                 (9)
AUD           1,100      USD           862    06/15/05                  6
AUD           1,371      USD         1,060    06/15/05                 (8)
AUD           1,500      USD         1,177    06/15/05                  9
AUD           2,695      USD         2,070    06/15/05                (27)
AUD           3,347      USD         2,572    06/15/05                (33)
AUD           6,143      USD         4,743    06/15/05                (38)
CAD             302      USD           241    05/02/05                  2
CAD              97      USD            77    05/03/05                 --
CHF             416      USD           348    05/02/05                 --
CHF             615      USD           516    05/02/05                  1
CHF             685      USD           573    05/02/05                 --
CHF             360      USD           297    05/20/05                 (4)
CHF          13,272      USD        11,138    06/15/05                 --
DKK             333      USD            58    05/03/05                 --
DKK           1,023      USD           177    05/03/05                 --
DKK           1,160      USD           200    05/20/05                 (1)
DKK              46      USD             8    06/15/05                 --
DKK             213      USD            37    06/15/05                 --
EUR             297      USD           385    05/02/05                  3
EUR             813      USD         1,051    05/02/05                  5
EUR             137      USD           176    05/03/05                 --
EUR             244      USD           316    05/03/05                  2
EUR             423      USD           547    05/03/05                  3
EUR              64      USD            83    05/04/05                 --
EUR              91      USD           117    05/04/05                 --
EUR             131      USD           169    05/04/05                 --
EUR           2,500      USD         3,206    05/20/05                (13)
EUR              74      USD            96    06/15/05                 --
EUR             600      USD           792    06/15/05                 19
EUR           1,350      USD         1,817    06/15/05                 78
EUR           2,000      USD         2,617    06/15/05                 39
EUR           2,000      USD         2,675    06/15/05                 98
EUR           5,630      USD         7,385    06/15/05                131
EUR           6,700      USD         9,023    06/15/05                390
EUR          17,040      USD        22,967    06/15/05              1,009
GBP             159      USD           304    05/04/05                 --
GBP             174      USD           333    05/05/05                  1
GBP             510      USD           954    05/20/05                (18)
GBP             100      USD           189    06/15/05                 (1)
GBP             300      USD           573    06/15/05                  3
GBP             400      USD           764    06/15/05                  3

See accompanying notes which are an integral part of the financial statements.

 44  International Fund

FRANK RUSSELL INVESTMENT COMPANY
INTERNATIONAL FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2005 (UNAUDITED)

Amounts in thousands

FOREIGN CURRENCY EXCHANGE CONTRACTS
                                                             UNREALIZED
                                                            APPRECIATION
      AMOUNT                 AMOUNT          SETTLEMENT    (DEPRECIATION)
       SOLD                  BOUGHT             DATE             $
-------------------   --------------------   -----------   --------------
GBP             405      USD           758    06/15/05                (12)
GBP           1,000      USD         1,915    06/15/05                 12
GBP           1,000      USD         1,921    06/15/05                 18
GBP           4,100      USD         7,849    06/15/05                 47
GBP           6,376      USD        11,998    06/15/05               (135)
GBP           9,176      USD        17,423    07/29/05                 (5)
HKD             154      USD            20    05/03/05                 --
HKD             154      USD            20    05/03/05                 --
HKD              26      USD             3    05/04/05                 --
HKD             346      USD            44    05/04/05                 --
HKD              48      USD             6    06/15/05                 --
HKD             135      USD            17    06/15/05                 --
JPY          10,151      USD            96    05/02/05                 (1)
JPY          68,920      USD           650    05/02/05                 (7)
JPY          98,252      USD           927    05/02/05                (10)
JPY          21,904      USD           207    05/06/05                 (2)
JPY          32,905      USD           311    05/06/05                 (4)
JPY             869      USD             8    05/09/05                 --
JPY           1,740      USD            16    05/09/05                 --
JPY          12,028      USD           114    05/09/05                 (1)
JPY         140,530      USD         1,297    05/20/05                (46)
JPY          50,000      USD           470    06/15/05                 (9)
JPY          76,949      USD           720    06/15/05                (17)
JPY         100,000      USD           964    06/15/05                  7
JPY         175,246      USD         1,642    06/15/05                (36)
JPY         200,000      USD         1,895    06/15/05                (21)
JPY         350,000      USD         3,389    06/15/05                 38
JPY         470,000      USD         4,551    06/15/05                 50
JPY         816,302      USD         7,649    06/15/05               (169)
JPY       1,647,383      USD        15,959    06/15/05                183
NOK             569      USD            90    05/03/05                 --
NOK           2,440      USD           383    05/20/05                 (4)
NOK           5,170      USD           831    06/15/05                 10
SEK           4,044      USD           572    05/02/05                  6
SEK             906      USD           127    05/03/05                  1
SEK           3,376      USD           475    05/03/05                  3
SEK           3,030      USD           424    05/20/05                 (1)
SEK             382      USD            54    06/15/05                  1
SEK             392      USD            56    06/15/05                  1
SEK          47,719      USD         6,765    06/15/05                 75
SGD              28      USD            17    06/15/05                 --
SGD              32      USD            19    06/15/05                 --

FOREIGN CURRENCY EXCHANGE CONTRACTS
                                                             UNREALIZED
                                                            APPRECIATION
      AMOUNT                 AMOUNT          SETTLEMENT    (DEPRECIATION)
       SOLD                  BOUGHT             DATE             $
-------------------   --------------------   -----------   --------------
SGD             806      USD           499    06/15/05                  7
ZAR             439      USD            72    05/03/05                 --
                                                           --------------

Total Unrealized Appreciation (Depreciation) on Open
  Foreign Currency Related Transactions                            (2,595)
                                                           ==============

  See accompanying notes which are an integral part of the financial statements.

                                                          International Fund  45

FRANK RUSSELL INVESTMENT COMPANY
INTERNATIONAL FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2005 (UNAUDITED)

Amounts in thousands

                                                       % OF              MARKET
                                                        NET               VALUE
INDUSTRY DIVERSIFICATION                              ASSETS                $
------------------------------------------------------------------------------------
Auto and Transportation                                       5.7             89,486
Consumer Discretionary                                        9.5            149,610
Consumer Staples                                              7.1            111,265
Financial Services                                           23.0            361,944
Health Care                                                   7.2            113,098
Integrated Oils                                               7.3            114,520
Materials and Processing                                      9.1            143,860
Miscellaneous                                                 0.8             12,196
Other Energy                                                  1.3             20,688
Producer Durables                                             6.0             95,489
Technology                                                    3.4             53,409
Utilities                                                    10.1            158,665
Options                                                       0.1              1,891
Warrants and Rights                                           0.1              1,993
Short-Term Investments                                        8.1            127,926
Other Securities                                             27.0            425,058
                                                  ---------------    ---------------

Total Investments                                           125.8          1,981,098
Other Assets and Liabilities, Net                           (25.8)          (407,209)
                                                  ---------------    ---------------

Net Assets                                                  100.0          1,573,889
                                                  ===============    ===============
                                                       % OF              MARKET
                                                        NET               VALUE
GEOGRAPHIC DIVERSIFICATION                            ASSETS                $
------------------------------------------------------------------------------------
Africa                                                        0.1              2,301
Asia                                                          9.1            142,930
Europe                                                       41.3            650,597
Japan                                                        18.3            288,295
Latin America                                                 1.2             18,165
Middle East                                                   0.1                969
United Kingdom                                               18.6            292,620
Options                                                       0.1              1,891
Other                                                         1.9             30,346
Short-Term Investments                                        8.1            127,926
Other Securities                                             27.0            425,058
                                                  ---------------    ---------------

Total Investments                                           125.8          1,981,098
Other Assets and Liabilities, Net                           (25.8)          (407,209)
                                                  ---------------    ---------------
Net Assets                                                  100.0          1,573,889
                                                  ===============    ===============

INDEX SWAPS
--------------------------------------------------------------------------------------------------------------------------
                                                                                                             UNREALIZED
                                                    NOTIONAL                                                APPRECIATION
        FUND RECEIVES                COUNTER         AMOUNT           FUND PAYS           TERMINATION      (DEPRECIATION)
     UNDERLYING SECURITY              PARTY             $           FLOATING RATE             DATE               $
------------------------------   ----------------   ---------   ----------------------   --------------   ----------------
MSCI Belgium
   Local Net Total Return                                       1 Month Euro LIBOR
   Index                         Merrill Lynch          5,688      BBA minus 0.4%           01/18/06                   (89)
                                                                                                          ----------------

Total Unrealized Appreciation (Depreciation) on Open Index Swaps                                                       (89)
                                                                                                          ================

See accompanying notes which are an integral part of the financial statements.

 46  International Fund

FRANK RUSSELL INVESTMENT COMPANY
INTERNATIONAL FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2005 (UNAUDITED)

                                                     % OF
                                                     NET
PORTFOLIO SUMMARY                                   ASSETS
-------------------------------------------------------------
Australia                                                 3.8
Austria                                                   0.7
Belgium                                                   1.5
Brazil                                                    0.3
Canada                                                    1.7
Cayman Island                                             0.1
China                                                      --*
Denmark                                                   0.5
Finland                                                   1.0
France                                                    9.1
Germany                                                   5.1
Greece                                                    0.6
Hong Kong                                                 2.1
Hungary                                                   0.4
Indonesia                                                 0.1
Ireland                                                   0.9
Israel                                                    0.1
Italy                                                     3.1
Japan                                                    18.3
Luxembourg                                                0.2
Mexico                                                    0.7
Netherlands                                               4.5
New Zealand                                               0.3
Norway                                                    0.7
Poland                                                    0.1
Portugal                                                  0.1
Russia                                                    0.1
Singapore                                                 1.2
South Africa                                              0.1
South Korea                                               0.7
Spain                                                     3.9
Sweden                                                    2.5
Switzerland                                               5.9
Taiwan                                                    0.8
Thailand                                                  0.1
Turkey                                                    0.1
United Kingdom                                           18.6
United States                                             0.2
Options Purchased                                         0.1
Preferred Stocks                                          0.3
Warrants & Rights                                         0.1

                                                     % OF
                                                     NET
PORTFOLIO SUMMARY                                   ASSETS
-------------------------------------------------------------
Short-Term Investments                                    8.1
Other Securities                                         27.0
                                                 ------------
Total Investments                                       125.8
Other Assets and Liabilities, Net                       (25.8)
                                                 ------------

Net Assets                                              100.0
                                                 ============
Futures Contracts                                          --*
Options Written                                            --*
Foreign Currency Exchange Contracts                        --*
Index Swap Contracts                                       --*

*  Less than .05%

  See accompanying notes which are an integral part of the financial statements.

                                                          International Fund  47

FRANK RUSSELL INVESTMENT COMPANY
FIXED INCOME I FUND

SHAREHOLDER EXPENSE EXAMPLE -- APRIL 30, 2005 (UNAUDITED)

--------------------------------------------------------------------------------

FUND EXPENSES

THE FOLLOWING DISCLOSURE PROVIDES IMPORTANT INFORMATION REGARDING EACH FUND'S EXPENSE EXAMPLE, WHICH APPEARS ON EACH FUND'S INDIVIDUAL PAGE IN THIS SEMIANNUAL REPORT. PLEASE REFER TO THIS INFORMATION WHEN REVIEWING THE EXPENSE EXAMPLE FOR A FUND.

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including advisory and administrative fees; distribution and/or service (12b-1) fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from November 1, 2004 to April 30, 2005.

ACTUAL EXPENSES

The information in the table under the heading "Actual Performance" provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table under the heading "Hypothetical Performance (5% return before expenses)" provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading "Hypothetical Performance (5% return before expenses)" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                  HYPOTHETICAL
                                                  PERFORMANCE
                                  ACTUAL           (5% RETURN
CLASS E                        PERFORMANCE      BEFORE EXPENSES)
-------                       --------------    ----------------
Beginning Account Value
November 1, 2004              $     1,000.00      $     1,000.00
Ending Account Value April
30, 2005                      $     1,007.40      $     1,021.88
Expenses Paid During
Period*                       $         3.14      $         3.16

* Expenses are equal to the Fund's annualized expense ratio of 0.63%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

                                                  HYPOTHETICAL
                                                  PERFORMANCE
                                  ACTUAL           (5% RETURN
CLASS I                        PERFORMANCE      BEFORE EXPENSES)
-------                       --------------    ----------------
Beginning Account Value
November 1, 2004              $     1,000.00      $     1,000.00
Ending Account Value April
30, 2005                      $     1,008.40      $     1,023.17
Expenses Paid During
Period*                       $         1.84      $         1.86

* Expenses are equal to the Fund's annualized expense ratio of 0.37%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

                                                  HYPOTHETICAL
                                                  PERFORMANCE
                                  ACTUAL           (5% RETURN
CLASS Y                        PERFORMANCE      BEFORE EXPENSES)
-------                       --------------    ----------------
Beginning Account Value
November 1, 2004              $     1,000.00      $     1,000.00
Ending Account Value April
30, 2005                      $     1,008.60      $     1,023.26
Expenses Paid During
Period*                       $         1.74      $         1.76

* Expenses are equal to the Fund's annualized expense ratio of 0.35%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

 48  Fixed Income I Fund

FRANK RUSSELL INVESTMENT COMPANY
FIXED INCOME I FUND

SCHEDULE OF INVESTMENTS -- APRIL 30, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
LONG-TERM INVESTMENTS - 93.9%
Asset-Backed Securities - 6.9%
ABSC NIMs Trust (p)
   Series 2004-HE5 Class A1
   5.000% due 08/27/34                                    145             144
American Airlines, Inc.
   7.858% due 10/01/11                                    325             336
Ameriquest Mortgage Securities, Inc. (E)
   Series 2002-D Class M1
   5.350% due 02/25/33                                    155             158
Amortizing Residential Collateral Trust (E)
   Series 2002-BC5 Class A
   3.170% due 07/25/32                                     17              17
Argent Securities, Inc. (E)
   Series 2004-W7 Class A3
   2.640% due 05/25/34                                    430             430
Asset Backed Funding Corp. NIMs Trust (p)
   Series 2003-OPT1 Class NOTE
   6.900% due 07/26/33                                     39              39
Bank One Issuance Trust (E)
   Series 2003-A1 Class A1
   2.930% due 09/15/10                                  1,600           1,603
Centex Home Equity (E)
   Series 2003-A Class AV1
   3.130% due 03/25/33                                     96              96
Chase Credit Card Master Trust (E)
   Series 2002-7 Class A
   2.930% due 02/15/10                                  2,620           2,626
Chase Funding Mortgage Loan Asset-Backed
   Certificates (E)
   Series 2002-2 Class 2A1
   3.100% due 05/25/32                                    512             513
   Series 2004-1 Class 1A1
   2.960% due 11/25/18                                    201             201
Citifinancial Mortgage Securities, Inc. (E)
   Series 2003-4 Class AF1
   3.020% due 10/25/33                                     78              78
Countrywide Asset-Backed Certificates
   Series 2004-13 Class AF2
   3.683% due 08/25/24                                    860             851
   Series 2004-7 Class AF2
   3.324% due 12/25/23                                    555             549
   Series 2001-BC3 Class A (E)
   3.090% due 12/25/31                                    167             167
   Series 2003-BC2 Class 2A1 (E)
   3.150% due 06/25/33                                    121             122

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
   Series 2003-BC4 Class 2A2 (E)
   3.170% due 09/25/33                                    399             400
   Series 2003-S2 Class A1 (E)
   3.020% due 12/25/18                                    180             180
   Series 2004-7 Class 2AV1 (E)
   3.000% due 12/25/22                                    591             591
   Series 2004-S1 Class A1 (E)
   3.070% due 12/25/18                                  2,323           2,323
   Series 2003-5NF Class NF (p)
   6.750% due 02/25/34                                     41              42
   Series 2004-14N Class N (p)
   5.000% due 06/25/36                                    241             242
Credit-Based Asset Servicing and Securitization
   (E)
   Series 2004-CB6 Class AF1
   3.040% due 07/25/35                                    649             649
Daimler Chrysler Auto Trust
   Series 2005-A Class A3
   3.490% due 12/08/08                                  1,165           1,157
Discover Card Master Trust I (E)
   Series 2005-1 Class A
   2.820% due 09/16/10                                  3,075           3,069
Distribution Financial Services Floorplan Master
   Trust (E)
   Series 2003-2 Class A
   2.910% due 04/15/08                                  1,415           1,416
Equifirst Mortgage Loan Trust (E)
   Series 2004-1 Class 2A1
   2.950% due 01/25/34                                    691             691
   Series 2005-1 Class A1
   2.890% due 04/25/35                                  1,072           1,072
Equity One ABS, Inc. (E)
   Series 2004-2 Class AF1
   2.960% due 07/25/34                                    363             363
Fannie Mae
   4.750% due 04/19/10                                  2,950           2,968
   Series 1992-158 Class ZZ
   7.750% due 08/25/22                                    439             470
Fannie Mae Grantor Trust (E)
   Series 2002-T13 Class A1
   2.630% due 08/25/32                                     13              13
   Series 2002-T5 Class A1
   2.970% due 05/25/32                                    872             873
   Series 2004-T4 Class A1
   2.610% due 06/25/17                                  1,152           1,152

                                                         Fixed Income I Fund  49

FRANK RUSSELL INVESTMENT COMPANY
FIXED INCOME I FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Fannie Mae Whole Loan (E)
   Series 2002-W2 Class AV1
   2.980% due 06/25/32                                    472             472
   Series 2003-W16 Class AV1
   3.000% due 11/25/33                                    561             561
FHA Proj Citi 68 NP
   7.430% due 06/27/21                                    266             272
First Franklin NIMs Trust (p)
   Series 2004-FF5 Class N1
   3.475% due 08/25/34                                    417             417
   Series 2004-FFH1 Class N1
   3.967% due 04/25/34                                    496             496
   Series 2004-FFH2 Class N1
   4.212% due 03/25/34                                    178             178
   Series 2004-FFH2 Class N2
   7.385% due 03/25/34                                    285             285
   Series 2005-FF11 Class N1
   4.213% due 01/25/35                                  1,069           1,066
First National Master Note Trust (E)
   Series 2003-1 Class A
   2.910% due 08/15/08                                    660             660
First USA Credit Card Master Trust (E)
   Series 1998-4 Class A
   2.954% due 03/18/08                                    765             765
Ford Credit Auto Owner Trust
   Series 2005-A Class A3
   3.480% due 11/15/08                                    505             502
Ford Credit Floorplan Master Owner Trust (E)
   Series 2001-2 Class A
   2.950% due 07/15/08                                  1,115           1,117
   Series 2004-1 Class A
   2.850% due 07/15/09                                  1,770           1,771
Freddie Mac
   Series 1998-2104 Class ZM
   6.000% due 12/15/28                                  1,070           1,103
Fremont NIMs Trust
   3.750% due 01/25/35                                    855             853
   Series 2004-B Class NOTE (p)
   4.703% due 05/25/34                                    169             169
GE Dealer Floorplan Master Note Trust (E)
   Series 2005-1 Class A
   3.100% due 04/20/10                                  1,425           1,426
GMAC Mortgage Corp. Loan Trust
   Series 2004-HE5 Class A3
   3.970% due 09/25/34                                    590             585

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
GMAC Mortgage Corp. Loan Trust (E)
   Series 1999-1 Class A
   3.124% due 06/18/27                                    689             689
   Series 2004-HE2 Class A1C
   2.630% due 10/25/33                                    519             519
Green Tree Financial Corp.
   Series 1995-5 Class M1
   7.650% due 09/15/26                                  1,065           1,135
GSAMP Trust (E)
   Series 2003-AHL Class A2A
   3.050% due 10/25/33                                    436             436
   Series 2004-AR2 Class A3A
   2.680% due 08/25/34                                     94              94
   Series 2004-SEA1 Class A1A
   2.720% due 10/25/33                                    669             670
GSAMP Trust (p)
   Series 2004-FM1N Class NOTE
   5.250% due 11/25/33                                    153             152
HFC Home Equity Loan Asset Backed Certificates
   (E)
   Series 2003-1 Class A
   3.200% due 10/20/32                                    350             350
Home Equity Mortgage Trust (E)
   Series 2004-4 Class A2
   3.000% due 12/25/34                                    382             382
IndyMac Residential Asset Backed Trust (E)
   Series 2005-A Class AII1
   2.881% due 03/25/35                                  1,264           1,264
Long Beach Asset Holdings Corp. (p)
   Series 2005-1 Class N1
   4.115% due 02/25/35                                    708             708
Long Beach Mortgage Loan Trust (E)
   Series 2003-1 Class A2
   3.250% due 03/25/33                                     13              13
   Series 2003-2 Class M2
   4.920% due 06/25/33                                    540             552
   Series 2004-1 Class A4
   2.980% due 02/25/34                                     76              76
Mastr Asset Backed Securities Trust (E)
   Series 2004-OPT1 Class A3
   3.110% due 02/25/34                                    408             408
MBNA Credit Card Master Note Trust
   Series 2002-C1 Class C1
   6.800% due 07/15/14                                    935           1,032

 50  Fixed Income I Fund

FRANK RUSSELL INVESTMENT COMPANY
FIXED INCOME I FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Merrill Lynch Mortgage Investors, Inc. (E)
   Series 2003-WMC1 Class A2
   3.210% due 11/25/33                                     56              56
   Series 2003-WMC2 Class A2
   3.190% due 02/25/34                                    146             146
   Series 2004-WMC1 Class A2
   3.150% due 10/25/34                                    600             601
Merrill Lynch Mortgage Investors, Inc. (p)
   Series 2003-OP1N Class N1
   7.250% due 09/25/34                                     92              92
   Series 2004-WM1N Class N1
   4.500% due 10/25/34                                    148             147
Morgan Stanley ABS Capital I (E)
   Series 2003-NC10 Class A2
   3.050% due 10/25/33                                     74              74
   Series 2003-NC5 Class A2
   3.130% due 04/25/33                                    194             194
   Series 2005-HE1 Class A3A
   2.980% due 12/25/34                                  1,660           1,660
Morgan Stanley Capital I, Inc. (p)
   5.450% due 10/28/33                                  1,370           1,408
Morgan Stanley Dean Witter Capital I (E)
   Series 2003-NC4 Class A2
   3.220% due 04/25/33                                    145             145
Navistar Financial Corp. Owner Trust (E)
   Series 2003-B Class A3
   3.010% due 04/15/08                                    840             841
North Carolina State Education Assistance
   Authority (E)
   Series 2000-200 Class G
   2.560% due 06/01/09                                     15              15
Novastar Home Equity Loan (E)
   Series 2004-4 Class A2A
   3.040% due 03/25/35                                    720             720
Novastar NIMs Trust (p)
   Series 2004-N1 Class NOTE
   4.458% due 02/25/34                                    212             212
   Series 2004-N2 Class NOTE
   4.458% due 06/26/34                                    384             382
Option One Mortgage Loan Trust (E)
   Series 2001-4 Class A
   3.150% due 01/25/32                                    328             328
   Series 2002-2 Class A
   3.120% due 06/25/32                                    179             179
   Series 2003-1 Class A2
   3.270% due 02/25/33                                    558             560

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
   Series 2003-2 Class A2
   3.150% due 04/25/33                                    260             261
   Series 2003-2 Class M2
   4.720% due 04/25/33                                    670             682
   Series 2003-4 Class M2
   4.670% due 07/25/33                                    670             683
   Series 2005-1 Class A2
   2.573% due 02/25/35                                  1,760           1,760
Option One Mortgage Securities Corp. NIMs Trust
   (E)(p)
   Series 2003-6A Class NOTE
   2.764% due 10/26/10                                    169             169
Pacificamerica Home Equity Loan
   Series 1998-2 Class AF
   6.590% due 06/26/28                                     20              20
Park Place Securities, Inc. (E)
   Series 2005-WCH1 Class A3A
   2.970% due 01/25/36                                    672             672
Popular ABS Mortgage Pass-Through Trust
   Series 2005-1 Class AF2
   3.914% due 05/25/35                                    160             159
Renaissance Home Equity Loan Trust
   Series 2005-1 Class AF3
   4.456% due 05/25/35                                    400             399
Renaissance NIMs Trust (p)
   Series 2003-D Class NOTE
   6.657% due 03/26/34                                     90              90
   Series 2004-B Class NOTE
   5.193% due 08/26/34                                    251             251
   Series 2004-D Class NOTE
   4.459% due 02/25/35                                    441             441
Residential Asset Mortgage Products, Inc.
   Series 2004-RS4 Class AI3
   4.003% due 01/25/30                                    420             420
   Series 2004-RS6 Class AI3
   4.540% due 08/25/28                                    335             337
   Series 2004-RS7 Class AI3
   4.450% due 07/25/28                                    620             622
   Series 2004-RS8 Class AI2
   3.810% due 01/25/26                                    335             334
   Series 2004-RS8 Class AI3
   4.230% due 05/25/29                                    220             220

                                                         Fixed Income I Fund  51

FRANK RUSSELL INVESTMENT COMPANY
FIXED INCOME I FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Residential Asset Mortgage Products, Inc. (E)
   Series 2002-RS5 Class AII
   3.220% due 09/25/32                                    442             443
   Series 2003-RS1 Class AII
   3.240% due 02/25/33                                    514             516
   Series 2003-RS2 Class AII
   3.190% due 03/25/33                                    526             528
   Series 2003-RS3 Class AII
   3.210% due 04/25/33                                    400             401
   Series 2004-RS2 Class AIIB
   2.780% due 02/25/34                                    976             978
   Series 2004-RS6 Class AI1
   3.000% due 08/25/22                                    720             720
   Series 2004-RS8 Class AI1
   3.030% due 12/25/23                                  1,244           1,245
   Series 2004-RS8 Class AII1
   2.990% due 05/25/26                                  1,077           1,078
Residential Asset Securities Corp.
   Series 2004-KS8 Class AI2
   3.340% due 10/25/24                                    820             812
Residential Asset Securities Corp. (E)
   Series 2001-KS1 Class AII
   3.085% due 03/25/32                                    246             246
   Series 2002-KS3 Class A1B
   3.100% due 05/25/32                                    547             548
   Series 2003-KS1 Class M2
   4.770% due 01/25/33                                    365             368
Saxon Asset Securities Trust (E)
   Series 2003-1 Class AV1
   3.160% due 06/25/33                                    331             332
   Series 2004-1 Class A
   2.920% due 03/25/35                                    861             862
Saxon Net Interest Margin Trust (p)
   Series 2003-A Class A
   6.656% due 08/26/33                                     43              43
Securitized Asset Backed Receivables LLC Trust
   (E)
   Series 2004-OP1 Class A2
   3.100% due 02/25/34                                    446             446
Sharp SP I LLC Net Interest Margin Trust (p)
   Series 2004-FM1N Class N
   6.160% due 09/25/33                                     81              81
   Series 2004-OP1N Class NA
   4.450% due 12/25/33                                    247             247
SLM Student Loan Trust (E)
   Series 2003-8 Class A2
   2.530% due 06/15/11                                    321             321
   Series 2004-10 Class A1
   2.063% due 07/27/09                                    805             805

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
   Series 2004-9 Class A1
   2.690% due 10/26/09                                    717             717
   Series 2005-2 Class A1
   2.710% due 04/26/10                                    515             515
Specialty Underwriting & Residential Finance (E)
   Series 2003-BC1 Class A
   3.190% due 01/25/34                                    216             217
   Series 2004-BC2 Class A2
   3.120% due 05/25/35                                    696             698
Structured Asset Investment Loan Trust (E)
   Series 2003-BC8 Class M3
   4.950% due 08/25/33                                    415             425
Structured Asset Securities Corp.
   Series 2004-19XS Class A2
   4.370% due 10/25/34                                    765             758
   Series 2005-2XS Class 1A2A
   4.510% due 02/25/35                                    635             634
Structured Asset Securities Corp. (E)
   Series 2003-BC1 Class A
   3.350% due 05/25/32                                    488             489
Tenaska Alabama II Partners, LP (p)
   6.125% due 03/30/23                                    233             242
Volkswagen Credit Auto Master Trust (E)
   Series 2000-1 Class A
   2.655% due 08/20/07                                  1,485           1,486
Wachovia Asset Securitization, Inc. (E)
   Series 2003-HE3 Class A
   3.100% due 11/25/33                                    456             457
Whole Auto Loan Trust
   Series 2004-1 Class A4
   3.260% due 03/15/11                                  1,085           1,064
                                                                 ------------
                                                                       80,781
                                                                 ------------

Corporate Bonds and Notes - 14.8%
Altria Group, Inc.
   7.000% due 11/04/13                                    580             640
Amerada Hess Corp.
   7.300% due 08/15/31                                    750             857

 52  Fixed Income I Fund

FRANK RUSSELL INVESTMENT COMPANY
FIXED INCOME I FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
American Electric Power Co., Inc.
   Series C
   5.375% due 03/15/10                                     35              36
American General Finance Corp. (E)(N)
   Series MTNG
   3.093% due 03/23/07                                  1,400           1,397
American RE Corp.
   Series B
   7.450% due 12/15/26                                    495             570
Anheuser-Busch Cos., Inc.
   4.950% due 01/15/14                                    535             543
BAE Systems Holdings, Inc. (p)
   6.400% due 12/15/11                                    775             845
Bank of America Corp.
   3.875% due 01/15/08                                    700             695
   4.375% due 12/01/10                                  1,395           1,390
Banque Paribas
   6.875% due 03/01/09                                    350             381
Bear Stearns Cos., Inc. (The)
   2.875% due 07/02/08                                    655             626
BellSouth Corp.
   4.200% due 09/15/09                                    115             114
   5.200% due 12/15/16                                     70              70
Berkshire Hathaway Finance Corp. (p)
   4.125% due 01/15/10                                  1,260           1,242
Boeing Capital Corp. (N)
   6.100% due 03/01/11                                    150             161
Burlington Northern Santa Fe Corp.
   6.875% due 12/01/27                                     80              93
Campbell Soup Co.
   5.875% due 10/01/08                                    165             173
Carolina Power & Light Co.
   5.150% due 04/01/15                                    590             597
Caterpillar Financial Services Corp.
   4.875% due 06/15/07                                    460             466
CenterPoint Energy Houston Electric LLC
   Series J2
   5.700% due 03/15/13                                    195             205
CIT Group, Inc.
   5.750% due 09/25/07                                    120             124
   6.875% due 11/01/09                                     80              87
Citicorp
   7.250% due 10/15/11                                    455             521
Citigroup, Inc.
   5.750% due 05/10/06                                    790             805
   3.500% due 02/01/08                                    985             967
   4.125% due 02/22/10                                     60              59
   5.125% due 05/05/14                                    910             931
   5.000% due 09/15/14                                  4,670           4,701

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Clear Channel Communications, Inc.
   4.250% due 05/15/09                                     40              38
   4.400% due 05/15/11                                    595             552
   5.000% due 03/15/12                                    575             544
Clear Channel Communications, Inc. (N)
   5.750% due 01/15/13                                    100              98
   5.500% due 09/15/14                                    325             308
Clorox Co. (p)
   4.200% due 01/15/10                                    165             164
   5.000% due 01/15/15                                    125             127
Columbus Southern Power Co.
   Series C
   5.500% due 03/01/13                                    105             109
Comcast Cable Communications
   6.875% due 06/15/09                                  1,220           1,324
Comcast Cable Communications Holdings, Inc.
   8.375% due 03/15/13                                  2,565           3,114
Comcast Corp.
   6.500% due 01/15/15                                    785             864
Comcast Corp. (N)
   5.850% due 01/15/10                                    135             142
ConocoPhillips Holding Co.
   6.950% due 04/15/29                                    735             896
Constellation Energy Group, Inc.
   6.125% due 09/01/09                                    380             403
Continental Airlines, Inc.
   Series 00-1
   7.918% due 05/01/10                                    335             333
Countrywide Home Loans, Inc.
   Series MTNK
   5.500% due 02/01/07                                    100             102
COX Communications, Inc.
   3.875% due 10/01/08                                    240             233
   4.625% due 01/15/10 (p)                              3,810           3,754
Credit Suisse First Boston USA, Inc.
   4.625% due 01/15/08                                    155             156
   3.875% due 01/15/09                                    580             569
   6.500% due 01/15/12                                     20              22
   5.500% due 08/15/13                                     95              99
DaimlerChrysler NA Holding Corp.
   4.050% due 06/04/08                                  1,105           1,064
DaimlerChrysler NA Holding Corp. (E)
   3.200% due 03/07/07                                  2,200           2,178

                                                         Fixed Income I Fund  53

FRANK RUSSELL INVESTMENT COMPANY
FIXED INCOME I FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Detroit Edison Co.
   6.125% due 10/01/10                                    120             129
   6.350% due 10/15/32                                    105             118
Devon Energy Corp.
   2.750% due 08/01/06                                    535             523
   7.950% due 04/15/32                                    430             549
Dominion Resources, Inc.
   4.125% due 02/15/08                                    455             452
   5.700% due 09/17/12                                    370             388
   Series B
   6.250% due 06/30/12                                     90              97
Dresdner Funding Trust I (p)
   8.151% due 06/30/31                                    335             416
DTE Energy Co.
   6.450% due 06/01/06                                    475             487
Duke Capital Corp.
   4.302% due 05/18/06                                    165             165
Duke Energy Corp.
   5.625% due 11/30/12                                    445             466
Duke Energy Field Services LLC
   5.750% due 11/15/06                                     50              51
   6.875% due 02/01/11 (N)                                 35              39
Eastman Kodak Co.
   7.250% due 11/15/13                                     30              31
EI Du Pont de Nemours & Co.
   8.250% due 09/15/06                                    585             617
Eli Lilly & Co.
   6.770% due 01/01/36                                    485             595
EOP Operating, LP
   4.650% due 10/01/10                                  2,075           2,044
FedEx Corp.
   7.600% due 07/01/97                                    135             168
Fifth Third Bank (N)
   7.750% due 08/15/10                                    450             454
Financing Corp.
   Series 10P
   Principal Only Strip
   Zero Coupon due 11/30/17                               940             518
FirstEnergy Corp.
   Series B
   6.450% due 11/15/11                                    625             671
   Series C
   7.375% due 11/15/31                                    685             807
FleetBoston Financial Corp.
   4.875% due 12/01/06                                    655             665
Ford Motor Co.
   6.375% due 02/01/29                                    185             138
   7.450% due 07/16/31                                    290             238

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Ford Motor Credit Co.
   4.950% due 01/15/08                                    320             301
   7.375% due 10/28/09                                  1,890           1,818
   7.875% due 06/15/10                                  1,685           1,622
   7.375% due 02/01/11                                    720             674
FPL Group Capital, Inc.
   6.125% due 05/15/07                                    355             368
General Electric Capital Corp.
   4.125% due 03/04/08                                    275             274
   4.875% due 03/04/15                                  2,560           2,566
   3.250% due 06/15/09                                    900             863
   Series MTNA
   4.250% due 01/15/08                                    590             591
   4.250% due 12/01/10                                     55              54
   6.000% due 06/15/12                                    800             860
   Series MTNA (N)
   4.750% due 09/15/14                                    170             169
General Electric Co.
   5.000% due 02/01/13                                  2,505           2,549
General Motors Acceptance Corp.
   3.695% due 05/18/06 (E)                                400             392
   6.125% due 09/15/06                                  1,060           1,054
   6.125% due 02/01/07                                    200             196
   6.150% due 04/05/07                                    120             118
   6.125% due 08/28/07                                    700             682
   5.625% due 05/15/09                                  1,375           1,245
   7.750% due 01/19/10                                    260             245
   7.250% due 03/02/11                                  1,630           1,462
   6.875% due 09/15/11                                  1,390           1,218
   7.000% due 02/01/12                                    160             139
   6.875% due 08/28/12                                  1,365           1,176
General Motors Corp.
   8.375% due 07/15/33                                     90              69
Golden West Financial Corp.
   4.125% due 08/15/07                                    270             271
Goldman Sachs Group, Inc.
   4.125% due 01/15/08                                    540             539
   7.350% due 10/01/09                                    550             611
   6.875% due 01/15/11                                    480             530
   4.750% due 07/15/13                                    730             717
   5.125% due 01/15/15                                  2,085           2,082
   6.345% due 02/15/34                                  1,695           1,774
   Series MTNB (E)
   2.630% due 08/01/06                                  1,100           1,100
Historic TW, Inc.
   9.125% due 01/15/13                                     70              88
   8.050% due 01/15/16 (N)                                460             552
   6.950% due 01/15/28                                    705             793

 54  Fixed Income I Fund

FRANK RUSSELL INVESTMENT COMPANY
FIXED INCOME I FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
HJ Heinz Finance Co.
   6.750% due 03/15/32                                    145             173
Household Finance Corp.
   5.750% due 01/30/07                                    385             395
   4.750% due 05/15/09                                  3,470           3,499
   4.125% due 11/16/09                                  2,220           2,179
   7.000% due 05/15/12                                  1,285           1,450
   6.375% due 11/27/12                                    265             290
   4.750% due 07/15/13                                  1,085           1,073
HVB Funding Trust I (p)
   8.741% due 06/30/31                                    315             400
International Lease Finance Corp.
   6.375% due 03/15/09                                  1,780           1,892
   4.750% due 07/01/09                                  1,085           1,088
   5.875% due 05/01/13                                    380             397
   Series MTNP
   3.125% due 05/03/07                                  1,170           1,147
International Paper Co.
   5.500% due 01/15/14                                    545             549
ITT Industries, Inc.
   7.400% due 11/15/25                                    195             234
JP Morgan & Co., Inc.
   Series MTNA
   6.000% due 01/15/09                                    260             274
JP Morgan Chase Capital XV
   5.875% due 03/15/35                                  3,925           3,901
JPMorgan Chase & Co.
   4.500% due 01/15/12                                  1,500           1,473
   5.125% due 09/15/14                                    980             989
Kellogg Co.
   Series B
   6.600% due 04/01/11                                    765             846
KeyCorp
   7.500% due 06/15/06                                    645             669
Kraft Foods, Inc.
   4.000% due 10/01/08                                  1,180           1,164
   5.625% due 11/01/11                                  1,380           1,448
Kroger Co. (The) (N)
   7.500% due 04/01/31                                     65              76
Lehman Brothers Holdings, Inc.
   4.000% due 01/22/08                                    390             388
   6.625% due 01/18/12                                    300             331
Lockheed Martin Corp.
   8.500% due 12/01/29                                    330             458
M&I Marshall & Ilsley Bank
   Series BKNT
   4.400% due 03/15/10                                  1,095           1,092
Mach One Trust Commercial Mortgage-Backed (p)
   5.220% due 05/28/40                                  1,350           1,370

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Manufacturers & Traders Trust Co.
   8.000% due 10/01/10                                    160             187
May Department Stores Co. (The)
   5.750% due 07/15/14                                    185             192
   4.800% due 07/15/09 (N)                                 80              80
Merrill Lynch & Co., Inc.
   Series MTNB
   3.125% due 07/15/08                                  1,125           1,083
   Series MTNC
   5.000% due 01/15/15                                    725             726
   Series MTNC (E)
   4.056% due 03/12/07                                    270             269
Miller Brewing Co. (p)
   5.500% due 08/15/13                                    250             257
Morgan Stanley
   3.625% due 04/01/08                                    630             617
   6.750% due 04/15/11                                    345             381
   4.750% due 04/01/14                                    250             242
   3.875% due 01/15/09                                    690             676
   Series MTNF (E)
   2.795% due 01/18/08                                  1,100           1,099
Natexis Ambs Co. LLC (p)(f)
   8.440% due 12/29/49                                    300             335
National City Bank
   4.500% due 03/15/10                                  1,525           1,527
National Rural Utilities Cooperative Finance
   Corp.
   5.750% due 08/28/09                                    890             933
New Cingular Wireless Services, Inc.
   7.875% due 03/01/11                                  1,480           1,703
   8.750% due 03/01/31                                  1,035           1,411
News America Holdings
   7.900% due 12/01/95                                    250             301
   8.250% due 10/17/96                                     50              62
News America, Inc.
   Series WI
   6.200% due 12/15/34                                  5,860           5,912
Nisource Finance Corp.
   7.875% due 11/15/10                                    265             306
Norfolk Southern Corp.
   6.200% due 04/15/09                                    645             684
   7.050% due 05/01/37                                    355             427
   7.900% due 05/15/97                                    135             180
Northern States Power Co.
   Series B
   8.000% due 08/28/12                                    780             939

                                                         Fixed Income I Fund  55

FRANK RUSSELL INVESTMENT COMPANY
FIXED INCOME I FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Occidental Petroleum Corp.
   9.250% due 08/01/19                                    215             295
Ohio Power Co.
   Series F
   5.500% due 02/15/13                                     45              47
Pacific Gas & Electric Co.
   3.600% due 03/01/09                                     50              49
   4.200% due 03/01/11                                    115             112
   6.050% due 03/01/34                                    535             572
Pacificorp
   4.300% due 09/15/08                                    730             729
Pemex Project Funding Master Trust
   7.375% due 12/15/14                                    600             652
   8.625% due 02/01/22                                    100             116
Progress Energy, Inc.
   5.850% due 10/30/08                                    760             788
   7.100% due 03/01/11                                    870             953
   7.750% due 03/01/31                                     95             115
   7.000% due 10/30/31                                    165             184
Raytheon Co.
   6.750% due 08/15/07                                    420             442
RBS Capital Trust I (f)
   5.512% due 09/29/49                                    425             432
Safeway, Inc. (N)
   7.250% due 02/01/31                                     45              50
SBC Communications, Inc.
   4.125% due 09/15/09                                    150             148
   5.100% due 09/15/14                                    190             190
Simon Property Group, LP
   4.875% due 08/15/10                                  1,555           1,559
Southern California Edison Co.
   8.000% due 02/15/07                                    288             307
Sovereign Bank
   5.125% due 03/15/13                                    400             402
Sprint Capital Corp.
   6.000% due 01/15/07                                    975           1,001
   6.125% due 11/15/08                                    660             694
   7.625% due 01/30/11                                  2,290           2,585
   8.375% due 03/15/12                                    230             272
   6.875% due 11/15/28                                    420             468
   8.750% due 03/15/32                                  2,495           3,355
Tele-Communications-TCI Group
   9.800% due 02/01/12                                    385             491
   7.875% due 08/01/13                                    675             796
Time Warner Entertainment Co., LP
   8.375% due 03/15/23                                    540             679
   8.375% due 07/15/33                                  1,705           2,218

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Time Warner, Inc.
   6.750% due 04/15/11                                    970           1,066
   6.875% due 05/01/12                                    485             540
   7.625% due 04/15/31                                    480             585
   7.700% due 05/01/32                                    455             561
Travelers Property Casualty Corp. (N)
   5.000% due 03/15/13                                    180             181
TXU Corp. (p)
   6.550% due 11/15/34                                    475             468
TXU Electric Delivery Co.
   6.375% due 05/01/12                                     25              27
   6.375% due 01/15/15                                    140             153
TXU Energy Co. LLC (N)
   7.000% due 03/15/13                                    465             516
Unilever Capital Corp. (N)
   5.900% due 11/15/32                                    315             339
United Technologies Corp.
   4.875% due 05/01/15                                    800             801
Univision Communications, Inc.
   3.500% due 10/15/07                                    675             662
US Bancorp
   3.125% due 03/15/08                                  1,250           1,214
US Bank NA (N)
   5.700% due 12/15/08                                     70              73
Verizon Global Funding Corp.
   7.250% due 12/01/10                                    410             460
   7.375% due 09/01/12                                    535             617
   7.750% due 12/01/30                                  1,090           1,356
Verizon Maryland, Inc.
   Series A
   6.125% due 03/01/12                                    985           1,042
Verizon Wireless Capital LLC
   5.375% due 12/15/06                                    405             413
Viacom, Inc.
   6.625% due 05/15/11                                    840             896
Virginia Electric and Power Co.
   Series A
   5.375% due 02/01/07                                  1,300           1,325
Wachovia Corp.
   5.250% due 08/01/14                                  2,980           3,052
   6.550% due 10/15/35                                    370             432
Waste Management, Inc.
   6.375% due 11/15/12                                    355             391
Wells Fargo & Co.
   4.200% due 01/15/10                                    360             356
   4.950% due 10/16/13                                    215             217
   4.750% due 02/09/15                                  3,835           3,803

 56  Fixed Income I Fund

FRANK RUSSELL INVESTMENT COMPANY
FIXED INCOME I FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Weyerhaeuser Co.
   6.125% due 03/15/07                                    223             231
   6.750% due 03/15/12                                    880             939
Wyeth
   6.950% due 03/15/11                                  1,745           1,943
   5.500% due 03/15/13                                     70              72
   5.500% due 02/01/14                                     55              57
XTO Energy, Inc.
   6.250% due 04/15/13                                    360             391
Yum! Brands, Inc.
   8.875% due 04/15/11                                    130             157
Zurich Capital Trust I (p)
   8.376% due 06/01/37                                  1,365           1,479
                                                                 ------------
                                                                      174,367
                                                                 ------------

International Debt - 4.0%
Abbey National PLC
   (Step Up, 06/15/08, 7.750%) (f)
   6.700% due 06/29/49                                    720             764
Anadarko Finance Co.
   Series B
   7.500% due 05/01/31                                    315             395
Apache Finance Canada Corp.
   4.375% due 05/15/15                                    490             477
Argent NIMs Trust (p)
   Series 2004-WN2 Class A
   4.550% due 04/25/34                                     86              86
   Series 2004-WN4 Class A
   4.459% due 03/25/34                                     74              73
AXA
   8.600% due 12/15/30                                    270             360
Banque Centrale de Tunisie
   8.250% due 09/19/27                                    550             667
British Sky Broadcasting PLC
   8.200% due 07/15/09                                    290             328
British Telecommunications PLC
   8.875% due 12/15/30                                     90             123
Chalet Finance PLC (E)(p)
   Series 2003-2A Class A1
   2.580% due 11/26/13                                  1,190           1,191
ChevronTexaco Capital Co.
   3.500% due 09/17/07                                    470             465
Chile Government International Bond
   5.625% due 07/23/07                                    420             431
Conoco Funding Co.
   6.350% due 10/15/11                                    705             779
Credit-Based Asset Servicing and Securitization
   CBO, Ltd. (E)(p)
   Series 2004-9A Class A1
   2.970% due 04/08/39                                  2,239           2,239

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Crest, Ltd. (p)
   Series 2003-2A Class C2
   5.709% due 12/28/38                                  1,710           1,754
Deutsche Telekom International Finance BV
   8.500% due 06/15/10                                    970           1,125
   5.250% due 07/22/13                                    155             158
   8.750% due 06/15/30                                  3,200           4,288
Diageo Finance BV
   3.000% due 12/15/06                                    705             693
Domtar, Inc.
   7.875% due 10/15/11                                  1,540           1,656
EnCana Corp.
   6.500% due 08/15/34                                     75              84
Equifirst Mortgage Loan Trust NIMs Notes (p)
   Series 2004-2 Class N1
   3.967% due 10/25/34                                    703             703
Export Import Bank of Korea (p)
   4.125% due 02/10/09                                    255             251
First Franklin NIMs Trust (p)
   Series 2004-FF5 Class N1
   4.212% due 04/25/34                                    141             141
France Telecom SA
   8.000% due 03/01/11                                    215             248
   8.750% due 03/01/31                                    215             291
G-Force CDO, Ltd. (p)
   Series 2003-1A Class CFX
   5.700% due 12/25/38                                    765             773
Intelsat, Ltd.
   6.500% due 11/01/13                                    335             265
Interstar Millennium Trust (E)
   Series 2003-5G Class A2
   2.920% due 01/20/36                                  1,251           1,251
Korea Development Bank
   4.250% due 11/13/07                                    710             709
Korea Electric Power Corp. (p)
   5.125% due 04/23/34                                    125             125
Medallion Trust (E)
   Series 2003-1G Class A
   3.240% due 12/21/33                                    825             827
Mexico Government International Bond
   8.375% due 01/14/11                                  1,050           1,202
   6.375% due 01/16/13                                  1,080           1,126
   8.125% due 12/30/19                                    900           1,054

                                                         Fixed Income I Fund  57

FRANK RUSSELL INVESTMENT COMPANY
FIXED INCOME I FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
   8.300% due 08/15/31                                    395             463
   7.500% due 04/08/33                                  2,300           2,490
   6.750% due 09/27/34                                  1,445           1,439
Mizuho Financial Group Cayman, Ltd. (p)
   5.790% due 04/15/14                                    280             290
Monumental Global Funding, Ltd. (p)
   4.625% due 03/15/10                                    200             202
Mound Financing PLC (E)(p)
   Series 2001-2A Class A2
   2.410% due 11/08/07                                  1,935           1,935
Newcastle CDO I, Ltd. (p)
   Series 2004-4A Class 3FX
   5.110% due 03/24/39                                    845             825
Nexen, Inc.
   5.875% due 03/10/35                                  1,290           1,244
Province of Quebec
   7.500% due 07/15/23                                    435             559
Royal Bank of Scotland Group PLC ADR (f)
   Series 1
   9.118% due 03/31/49                                    200             238
Russia Government International Bond (p)
   5.000% due 03/31/30                                  1,150           1,223
   5.000% due 03/31/30 (N)                                575             611
Santander Financial Issuances
   6.375% due 02/15/11                                    120             131
Sanwa Finance Aruba AEC
   8.350% due 07/15/09                                    350             398
Scottish Power PLC
   5.375% due 03/15/15                                  2,285           2,318
Systems 2001 AT LLC (p)
   7.156% due 12/15/11                                    343             370
Telecom Italia Capital SA
   6.375% due 11/15/33                                    160             167
   4.000% due 01/15/10 (p)                              1,340           1,294
   4.950% due 09/30/14 (p)                                590             575
   6.000% due 09/30/34 (p)                                995             986
Telefonos de Mexico SA de CV
   4.500% due 11/19/08                                    515             507
Tengizchevroil Finance Co. (p)
   6.124% due 11/15/14                                    245             246
Tyco International Group SA
   6.375% due 10/15/11                                    355             385
   6.000% due 11/15/13                                    720             769
United Utilities PLC
   5.375% due 02/01/19                                     70              69
Vodafone Group PLC
   7.750% due 02/15/10                                    375             427

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Wells Fargo Home Equity Trust (p)
   Series 2004-2N Class N1
   4.450% due 10/26/34                                    203             203
                                                                 ------------
                                                                       47,466
                                                                 ------------

Mortgage-Backed Securities - 39.3%
Arcap Reit, Inc. (p)
   Series 2004-RR3 Class B
   5.040% due 09/21/45                                    420             413
Banc of America Commercial Mortgage, Inc.
   Series 2004-3 Class A3
   4.875% due 06/10/39                                    850             863
   Series 2004-4 Class A3
   4.128% due 07/10/42                                    580             573
Bank of America Mortgage Securities
   Series 2004-1 Class 5A1
   6.500% due 09/25/33                                     70              71
   Series 2004-2 Class 5A1
   6.500% due 10/25/31                                    228             236
Bear Stearns Alternative Loan Trust
   Series 2005-4 Class 23A1
   5.446% due 05/25/35                                  1,100           1,112
Bear Stearns Commercial Mortgage Securities
   Series 2004-PWR5 Class A3
   4.565% due 07/11/42                                     35              35
   Series 2005-PWR7 Class A1
   4.386% due 02/11/41                                    876             879
Commercial Mortgage Acceptance Corp.
   Series 1998-C2 Class A3
   6.040% due 09/15/30                                  3,715           3,892
Country Wide Loans
   Series 2005-2 Class N
   4.500% due 08/25/36                                    450             447
Countrywide Home Loan Mortgage Pass Through
   Trust (E)
   Series 2003-42 Class 2A1
   2.780% due 10/25/33                                    265             265
   Series 2004-7 Class 5A2
   2.800% due 05/25/34                                    499             497
   Series 2005-3 Class 1A2
   3.140% due 04/25/35                                    195             195
   Series 2005-9 Class M6
   4.170% due 05/25/35                                    250             251

 58  Fixed Income I Fund

FRANK RUSSELL INVESTMENT COMPANY
FIXED INCOME I FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
CS First Boston Mortgage Securities Corp.
   Series 2003-C5 Class A1
   3.093% due 12/15/36                                  1,916           1,872
DLJ Commercial Mortgage Corp.
   Series 1998-CF1 Class A1B
   6.410% due 02/18/31                                    675             708
Downey Savings & Loan Association Mortgage Loan
   Trust (E)
   Series 2004-AR3 Class 1A1B
   4.218% due 07/19/44                                    671             671
Fannie Mae
   15 Year TBA (I)
   4.500%                                               4,770           4,718
   5.000%                                              14,115          14,212
   30 Year TBA (I)
   4.500%                                               7,330           7,112
   5.000%                                              24,030          23,752
   5.500%                                              78,545          79,365
   6.000%                                              19,130          19,626
   6.500%                                              12,505          13,001
   7.200% due 2007                                        672             703
   7.000% due 2011                                         15              16
   8.000% due 2011                                          9              10
   5.500% due 2013                                         20              21
   6.500% due 2013                                         74              79
   6.500% due 2015                                         48              50
   7.000% due 2015                                         16              17
   6.000% due 2016                                        434             450
   6.500% due 2016                                         46              48
   5.000% due 2017                                        341             344
   5.500% due 2017                                        813             833
   6.000% due 2017                                      6,769           7,019
   6.500% due 2017                                        550             573
   7.500% due 2017                                          1               1
   9.000% due 2017                                          4               4
   4.500% due 2018                                      9,968           9,882
   5.000% due 2018                                     10,035          10,121
   5.500% due 2018                                      2,346           2,405
   6.000% due 2018                                        340             353
   6.500% due 2018                                        585             606
   8.500% due 2018                                          8               9
   4.500% due 2019                                        358             354
   5.000% due 2019                                     10,033          10,113
   6.500% due 2019                                        268             278
   4.500% due 2020                                        623             617
   5.000% due 2020                                     10,470          10,552
   6.500% due 2020                                        101             105
   7.500% due 2022                                          1               1
   7.500% due 2023                                          5               6
   7.500% due 2024                                        169             181

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
   8.000% due 2024                                        221             241
   8.500% due 2024                                         36              40
   9.000% due 2024                                          9              10
   7.000% due 2025                                         45              48
   7.500% due 2025                                         41              44
   8.000% due 2025                                          4               5
   8.500% due 2025                                         49              56
   7.000% due 2026                                         43              46
   7.500% due 2026                                          7               8
   9.000% due 2026                                          7               8
   7.000% due 2027                                         10              11
   7.500% due 2027                                         11              12
   9.000% due 2027                                          2               3
   6.500% due 2028                                        834             868
   7.500% due 2028                                         30              33
   6.500% due 2029                                      1,701           1,776
   7.000% due 2029                                        275             291
   7.500% due 2029                                        162             174
   6.500% due 2030                                         16              16
   7.500% due 2030                                          2               2
   8.000% due 2030                                        305             333
   6.500% due 2031                                        368             384
   7.500% due 2031                                         57              61
   8.000% due 2031                                        313             342
   6.000% due 2032                                      2,633           2,708
   6.500% due 2032                                        213             222
   6.500% due 2032                                      1,568           1,633
   7.000% due 2032                                      1,371           1,447
   8.000% due 2032                                         13              13
   4.500% due 2033                                      1,226           1,187
   5.000% due 2033                                      2,145           2,130
   5.500% due 2033                                     14,523          14,678
   6.000% due 2033                                         27              28
   6.500% due 2033                                      1,058           1,102
   4.500% due 2034                                      1,211           1,170
   5.000% due 2034                                     20,693          20,545
   5.500% due 2034                                      7,170           7,247
   6.000% due 2034                                     15,355          15,776
   6.500% due 2034                                      1,122           1,171
   4.500% due 2035                                      1,493           1,442
   6.000% due 2035                                      2,412           2,478
   Series 1993-134 Class H
   6.500% due 08/25/08                                  1,420           1,473
   Series 1997-81 Class PC
   5.000% due 04/18/27                                     45              45
   Series 2004-27 Class JC
   5.000% due 05/25/34                                    465             463

                                                         Fixed Income I Fund  59

FRANK RUSSELL INVESTMENT COMPANY
FIXED INCOME I FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Fannie Mae Grantor Trust
   Series 2001-T6 Class B
   6.088% due 05/25/11                                  1,810           1,964
Fannie Mae Whole Loan (E)
   Series 2004-W2 Class 5AF
   2.880% due 03/25/44                                  1,110           1,110
Federal Home Loan Mortgage Corp. Structured Pass
   Through Securities
   Series 2003-H010 Class A1
   1.582% due 09/15/08                                    650             642
   Series 2004-H017 Class A1
   2.614% due 07/15/11                                  1,556           1,541
Freddie Mac
   15 Year TBA (I)
   5.000%                                               1,300           1,309
   5.500%                                                 700             717
   30 Year TBA (I)
   5.000%                                               5,855           5,797
   5.500%                                              11,010          11,117
   6.000%                                               2,470           2,535
   7.000% due 2008                                         26              27
   8.000% due 2009                                         12              13
   6.000% due 2010                                         60              63
   7.000% due 2010                                        143             151
   8.000% due 2010                                         31              32
   6.000% due 2011                                        297             309
   7.000% due 2011                                         17              18
   6.000% due 2012                                          6               6
   6.000% due 2013                                         63              65
   12.000% due 2014                                        34              38
   6.000% due 2016                                        666             690
   9.000% due 2016                                        120             130
   6.000% due 2017                                        601             624
   4.500% due 2018                                      1,437           1,425
   5.000% due 2018                                        945             953
   4.500% due 2019                                      1,251           1,239
   5.000% due 2019                                        494             498
   5.500% due 2019                                      5,048           5,173
   7.500% due 2024                                         10              11
   6.500% due 2025                                         28              29
   8.000% due 2025                                         45              49
   9.000% due 2025                                          5               5
   9.000% due 2026                                          1               2
   3.711% due 2027 (E)                                     98             101
   6.500% due 2027                                          3               3
   8.500% due 2027                                        111             121
   6.500% due 2028                                        312             325
   6.500% due 2029                                        591             616
   7.500% due 2029                                          1               1
   7.652% due 2030 (E)                                     13              13
   6.000% due 2031                                         25              26

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
   6.500% due 2031                                      1,349           1,405
   7.500% due 2031                                         65              69
   6.500% due 2032                                      1,172           1,219
   7.000% due 2032                                        545             575
   7.500% due 2032                                        170             183
   5.000% due 2033                                      3,039           3,018
   5.500% due 2033                                      7,438           7,529
   6.000% due 2033                                        910             935
   4.500% due 2034                                        172             166
   5.000% due 2034                                      4,807           4,763
   6.000% due 2034                                      6,743           6,924
   Series 1993-1606 Class I
   Interest Only Strip
   6.500% due 11/15/08                                    244              17
   Series 2003-2632 Class YH
   3.500% due 08/15/22                                  1,190           1,176
   Series 2003-2634 Class IO
   Interest Only Strip
   5.000% due 10/15/27                                  1,214             132
   Series 2003-2644 Class IC
   Interest Only Strip
   5.000% due 05/15/22                                  1,405             136
   Series 2004-2824 Class EI
   Interest Only Strip
   5.000% due 09/15/20                                    563              77
   Series 2004-2858 Class YJ
   Interest Only Strip
   5.500% due 03/15/20                                  1,318              97
   Series 2004-2887 Class QI
   Interest Only Strip
   5.500% due 02/15/24                                    610              62
   Series 2005-2927 Class IG
   Interest Only Strip
   5.000% due 04/15/23                                    478              77
   Series 2000-2266 Class F
   3.260% due 11/15/30                                     24              24
GE Capital Commercial Mortgage Corp.
   Series 2005-C1 Class A1
   4.012% due 06/10/48                                    748             745
   Series 2005-C1 Class A5
   4.772% due 06/10/48                                    400             398
G-Force LLC
   4.830% due 09/22/13                                  1,670           1,672

 60  Fixed Income I Fund

FRANK RUSSELL INVESTMENT COMPANY
FIXED INCOME I FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Ginnie Mae I
   30 Year TBA (I)
   5.500%                                               7,500           7,616
   6.000%                                              12,100          12,474
   6.500%                                               2,900           3,035
   6.500% due 2008                                         13              13
   6.500% due 2009                                         82              85
   6.500% due 2010                                         13              14
   7.000% due 2011                                         18              19
   9.500% due 2016                                          7               7
   8.000% due 2017                                         11              12
   10.500% due 2020                                        65              74
   8.000% due 2022                                         33              36
   8.500% due 2022                                          3               3
   8.500% due 2024                                         27              30
   8.000% due 2025                                         55              60
   8.000% due 2026                                        218             236
   8.000% due 2029                                         94             102
   8.500% due 2029                                         53              57
   7.500% due 2030                                        198             212
   8.000% due 2030                                        164             177
   8.500% due 2030                                         19              20
   7.000% due 2031                                        432             457
   7.500% due 2031                                         43              47
   6.000% due 2032                                        217             224
   7.000% due 2032                                        145             153
   7.500% due 2032                                        381             409
   5.000% due 2033                                      1,771           1,771
   5.500% due 2033                                      3,949           4,022
   6.000% due 2033                                        215             222
   7.000% due 2033                                         47              50
   6.000% due 2034                                      1,066           1,102
Ginnie Mae II
   4.125% due 2027 (E)                                     86              87
   3.375% due 2030 (E)                                     72              73
   3.500% due 2030 (E)                                    387             392
   7.500% due 3032                                         45              48
GMAC Mortgage Corp. Loan Trust (E)
   Series 2003-AR1 Class A1
   3.010% due 10/19/33                                    108             108
   Series 2003-AR2 Class 2A1
   3.040% due 12/19/33                                    457             457
Government National Mortgage Association
   Series 2002-61 Class A
   3.261% due 12/16/16                                     33              33
   Series 2002-61 Class BA
   4.648% due 03/16/26                                    975             982

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Government National Mortgage Association I
   30 Year TBA (I)
   5.000%                                               6,440           6,426
Government National Mortgage Association II
   30 Year TBA
   5.500%                                                 940             954
Greenwich Capital Commercial Funding Corp.
   Series 2004-GG1 Class A7
   5.317% due 06/10/36                                  1,400           1,448
   Series 2005-GG3 Class A1
   3.919% due 08/10/42                                    980             975
GS Mortgage Securities Corp. II
   Series 1998-C1 Class A2
   6.620% due 10/18/30                                  1,465           1,555
Impac CMB Trust (E)
   Series 2004-2 Class A2
   2.780% due 04/25/34                                    362             361
IndyMac Loan Trust (E)(#)
   Series 2003-L1 Class A1
   2.910% due 11/25/08                                    480             481
   Series 2004-L1 Class A1
   2.810% due 07/25/09                                    901             901
JP Morgan Chase Commercial Mortgage Securities
   Corp.
   Series 2004-C3 Class A4
   4.657% due 01/15/42                                  1,120           1,115
   Series 2004-LN2 Class A1
   4.475% due 07/15/41                                    737             733
   Series 2005-CB11 Class A1
   4.520% due 08/12/37                                  1,345           1,353
   Series 2005-CB11 Class A3
   5.197% due 08/12/37                                    715             736
   Series 2005-CB11 Class A4
   5.335% due 08/12/37                                  1,415           1,463
   Series 2005-LDP1 Class A1
   4.116% due 03/15/46                                    720             719
JP Morgan Mortgage Trust
   Series 2005-A2 Class 3A1
   4.933% due 04/25/35                                  1,875           1,879
LB-UBS Commercial Mortgage Trust
   Series 2001-C3 Class A1
   6.058% due 06/15/20                                    585             609
   Series 2003-C3 Class A1
   2.599% due 05/15/27                                    674             653
   Series 2004-C4 Class A3
   4.987% due 06/15/29                                  1,180           1,215

                                                         Fixed Income I Fund  61

FRANK RUSSELL INVESTMENT COMPANY
FIXED INCOME I FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Mastr Reperforming Loan Trust (p)
   Series 2005-1 Class 1A1
   6.000% due 08/25/34                                    969             994
Merrill Lynch Mortgage Trust
   Series 2004-MKB1 Class A2
   4.353% due 02/12/42                                    790             786
   Series 2005-MKB2 Class A1
   4.446% due 09/12/42                                  1,183           1,188
   Series 2005-MKB2 Class A4
   5.204% due 09/12/42                                    555             567
Morgan Stanley Capital I
   Series 2004-HQ3 Class A1
   3.100% due 01/13/41                                  1,169           1,139
   Series 2005-HQ5 Class A4
   5.168% due 01/14/42                                    880             900
   Series 2005-IQ9 Class A1
   3.990% due 07/15/56                                    781             779
   Series 2005-T17 Class A5
   4.780% due 12/13/41                                    250             249
Morgan Stanley Dean Witter Capital I
   Series 2001-TOP3 Class A3
   6.200% due 07/15/33                                    845             888
Mortgage Capital Funding, Inc.
   Series 1998-MC2 Class A2
   6.423% due 06/18/30                                  2,131           2,241
Nomura Asset Securities Corp.
   Series 1998-D6 Class A1B
   6.590% due 03/15/30                                    785             833
Prime Mortgage Trust (E)
   Series 2004-CL1 Class 1A2
   3.250% due 02/25/34                                    178             179
   Series 2004-CL1 Class 2A2
   3.250% due 02/25/19                                     45              45
Salomon Brothers Mortgage Securities VII
   Series 2003-UP2 Class A1
   4.000% due 12/25/18                                    711             695
Small Business Administration
   Series 1999-P10B Class 1
   7.540% due 08/10/09                                    542             580
   Series 2000-P10B Class 1
   7.449% due 08/01/10                                    242             259
Small Business Administration Participation
   Certificates
   Series 2003-20I Class 1
   5.130% due 09/01/23                                     92              94
Structured Asset Securities Corp.
   Series 2004-21XS Class 1A3
   4.440% due 12/25/34                                  1,230           1,218

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Wachovia Bank Commercial Mortgage Trust
   Series 2005-C16 Class A2
   4.380% due 10/15/41                                  1,195           1,189
   Series 2005-C17 Class A1
   4.430% due 03/15/42                                  3,037           3,052
Washington Mutual (E)
   Series 2004-AR13 Class A1B1
   2.978% due 11/25/34                                    965             965
Washington Mutual, Inc. (E)
   Series 2005-AR6 Class B3
   3.690% due 04/25/45                                    475             475
                                                                 ------------
                                                                      460,984
                                                                 ------------

Municipal Bonds - 0.3%
City of New York General Obligation Unlimited,
   weekly demand
   5.000% due 03/01/30                                    100             104
Golden State Tobacco Securitization Corp.
   Revenue Bonds, weekly demand
   6.250% due 06/01/33                                    650             671
Metropolitan Pier & Exposition Authority Revenue
   Bonds (u)
   Zero Coupon due 12/15/34                             6,200           1,424
New York State Environmental Facilities Corp.
   Revenue Bonds, weekly demand
   5.000% due 07/15/33                                    100             105
Tobacco Settlement Financing Corp. Revenue
   Bonds, weekly demand
   6.125% due 06/01/24                                    150             154
   6.750% due 06/01/39                                    700             742
                                                                 ------------
                                                                        3,200
                                                                 ------------

Non-US Bonds - 1.7%
Australia Government Bond
   5.250% due 08/15/10                           AUD    1,080             841
Bundesobligation
   3.250% due 04/17/09                           EUR    3,450           4,541
Canadian Government Bond
   4.000% due 12/01/31                           CAD      729             831
   5.750% due 06/01/33                           CAD      200             188
   3.000% due 12/01/36                           CAD      102             101
Deutsche Bundesrepublik
   4.250% due 01/04/14                           EUR    1,540           2,123
   4.750% due 07/04/28                           EUR    5,000           7,224

 62  Fixed Income I Fund

FRANK RUSSELL INVESTMENT COMPANY
FIXED INCOME I FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
France Government Bond OAT
   3.000% due 07/25/09                           EUR    1,739           2,459
   4.000% due 04/25/55                           EUR      200             258
General Motors Corp.
   8.375% due 07/05/33                           EUR       70              68
Poland Government Bond
   6.000% due 05/24/09                           PLN    2,400             731
Spain Government Bond
   5.750% due 07/30/32                           EUR      300             500
   4.200% due 01/31/37                           EUR      200             266
                                                                 ------------
                                                                       20,131
                                                                 ------------

United States Government Agencies - 5.1%
Fannie Mae
   2.925% due 09/22/06 (E)                                900             899
   3.550% due 01/12/07                                  4,260           4,240
   3.375% due 05/15/07                                  3,480           3,444
   6.625% due 10/15/07                                  1,595           1,694
   2.500% due 06/15/08 (N)                              4,620           4,413
   3.250% due 01/15/08                                  3,800           3,727
   3.250% due 02/15/09                                    695             674
   4.250% due 05/15/09                                  5,015           5,032
   3.875% due 02/15/10                                  1,495           1,474
   6.125% due 03/15/12                                    555             610
   4.375% due 03/15/13 (N)                              1,025           1,020
   Zero Coupon due 07/05/14                             2,280           1,498
   5.250% due 03/24/15                                    495             502
   5.000% due 04/26/17                                    945             944
   6.625% due 11/15/30                                    630             777
   6.210% due 08/06/38                                    420             504
Federal Home Loan Bank System
   2.500% due 03/13/06                                  1,890           1,873
   3.250% due 07/21/06                                    185             184
   2.625% due 10/16/06                                  2,615           2,573
   5.375% due 02/15/07                                    560             574
   4.875% due 05/15/07                                  2,240           2,280
   3.250% due 12/17/07                                  3,375           3,314
   4.500% due 09/16/13                                    920             922
   5.250% due 06/18/14                                    830             872
   5.125% due 08/15/19                                    330             339
Financing Corp.
   Principal Only Strip
   Zero Coupon due 08/03/18                               585             310
   Zero Coupon due 04/05/19                             1,200             612
   Zero Coupon due 09/26/19                               800             397
Freddie Mae
   3.750% due 04/15/07                                  2,240           2,235
   4.000% due 12/15/09 (N)                              1,505           1,496
   6.625% due 09/15/09                                  2,985           3,274
   4.500% due 11/15/11                                    870             866
   5.750% due 01/15/12                                  3,020           3,253

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
   5.050% due 01/26/15                                  1,155           1,162
   6.750% due 03/15/31                                  1,422           1,788
                                                                 ------------
                                                                       59,776
                                                                 ------------

United States Government Treasuries - 21.8%
United States Treasury Inflation Indexed Bonds
   3.875% due 01/15/09 (N)                              3,157           3,489
   4.250% due 01/15/10 (N)                              1,140           1,304
   0.875% due 04/15/10 (N)                             10,325          10,184
   3.500% due 01/15/11 (N)                              2,093           2,355
   3.375% due 01/15/12 (N)                                864             978
   3.000% due 07/15/12 (N)                              1,067           1,186
   2.000% due 01/15/14 (N)                                311             323
   1.625% due 01/15/15 (N)                                703             705
   2.375% due 01/15/25                                  4,476           4,889
United States Treasury Notes
   7.000% due 07/15/06                                  6,115           6,366
   2.375% due 08/31/06                                 11,290          11,124
   2.500% due 10/31/06                                  7,490           7,376
   2.875% due 11/30/06                                 14,170          14,021
   3.000% due 12/31/06 (N)                              3,180           3,149
   3.750% due 03/31/07                                    500             501
   3.125% due 05/15/07                                  8,215           8,130
   4.375% due 05/15/07 (N)                              4,330           4,391
   6.625% due 05/15/07                                  2,340           2,476
   3.250% due 08/15/07                                  2,655           2,631
   6.125% due 08/15/07                                  3,295           3,472
   3.000% due 02/15/08                                  7,445           7,302
   3.375% due 02/15/08                                    400             396
   3.375% due 12/15/08                                 16,780          16,541
   3.250% due 01/15/09                                  4,390           4,306
   4.000% due 06/15/09                                    875             880
   3.625% due 07/15/09                                  4,055           4,021
   3.375% due 09/15/09                                  1,585           1,555
   3.500% due 12/15/09 (N)                             12,800          12,595
   3.625% due 01/15/10                                  5,150           5,092
   4.000% due 03/15/10                                  5,385           5,409
   4.000% due 04/15/10                                    780             784
   5.750% due 08/15/10                                    230             250
   5.000% due 02/15/11                                  1,205           1,270
   13.875% due 05/15/11                                 3,365           3,718

                                                         Fixed Income I Fund  63

FRANK RUSSELL INVESTMENT COMPANY
FIXED INCOME I FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
   5.000% due 08/15/11                                  1,435           1,515
   14.000% due 11/15/11                                 1,590           1,836
   4.875% due 02/15/12                                    220             231
   4.000% due 11/15/12                                  1,415           1,414
   10.375% due 11/15/12                                 2,840           3,293
   4.250% due 08/15/13                                    125             126
   4.250% due 11/15/13                                  1,710           1,722
   4.750% due 05/15/14 (N)                             10,161          10,592
   4.250% due 08/15/14                                 10,190          10,233
   9.250% due 02/15/16                                  1,765           2,516
   7.250% due 05/15/16                                  6,440           8,088
   7.500% due 11/15/16                                  1,925           2,473
   8.750% due 05/15/17 (N)                              2,460           3,462
   8.125% due 08/15/19                                  6,045           8,350
   8.125% due 08/15/21                                  3,400           4,788
   7.125% due 02/15/23                                  4,380           5,718
   6.000% due 02/15/26 (N)                             13,285          15,719
   6.125% due 11/15/27                                    610             738
   6.125% due 08/15/29                                     70              85
   6.250% due 05/15/30                                  1,790           2,229
   5.375% due 02/15/31                                 13,250          14,966
United States Treasury
   Principal Only Strip
   Zero Coupon due 11/15/09                                90              75
   Zero Coupon due 11/15/21                             4,835           2,228
                                                                 ------------
                                                                      255,566
                                                                 ------------

TOTAL LONG-TERM INVESTMENTS
(cost $1,096,044)                                                   1,102,271
                                                                 ------------

PREFERRED STOCKS - 0.1%
Auto and Transportation - 0.0%
General Motors Corp. (AE)                              11,500             191
                                                                 ------------

Financial Services - 0.1%
DG Funding Trust (p)                                       94           1,016
Fannie Mae (AE)                                         6,200             344
                                                                 ------------
                                                                        1,360
                                                                 ------------

TOTAL PREFERRED STOCKS
(cost $1,511)                                                           1,551
                                                                 ------------

                                                   NOTIONAL         MARKET
                                                    AMOUNT          VALUE
                                                     ($)              $
-----------------------------------------------------------------------------
OPTIONS PURCHASED - 0.0%
(Number of Contracts)
Euribor Futures
   Dec 2005 92.00 (EUR) Put (48)                       14,207              --
   Dec 2005 93.25 (EUR) Put (8)                         2,400              --
Eurodollar Futures
   Sep 2005 95.50 Call (10)                             2,388              19
   Jun 2005 94.50 Put (43)                             10,159              --
   Sep 2005 94.75 Put (70)                             16,581              --
   Sep 2005 94.88 Put (80)                             18,975              --
   Sep 2005 95.00 Put (50)                             11,875               1
                                                                 ------------

TOTAL OPTIONS PURCHASED
(cost $31)                                                                 20
                                                                 ------------

                                                  PRINCIPAL
                                                  AMOUNT ($)
                                                  OR SHARES
                                                 ------------
SHORT-TERM INVESTMENTS - 24.5%
ABN Amro North America (c)(z)
   2.770% due 05/02/05                                  1,600           1,600
Altria Group, Inc.
   7.000% due 07/15/05                                  1,100           1,107
ANZ National, Ltd. Commercial Paper (c)(z)
   2.830% due 05/31/05                                  4,100           4,090
Bank of Ireland Governor & Co. (c)(z)
   2.560% due 05/05/05                                  5,700           5,698
Barclays US Funding, LLC (c)(z)
   2.665% due 05/02/05                                    300             300
   2.665% due 05/04/05                                    300             300
   2.930% due 06/14/05                                    300             299
Citigroup Global Markets Holdings, Inc. (c)(z)
   2.760% due 05/03/05                                  1,700           1,700
Countrywide Financial Corp. (E)
   Series MTNA
   3.120% due 03/21/06                                  1,300           1,299
Danske Corp. Discount Note (c)
   3.010% due 07/07/05                                  4,900           4,862
   3.020% due 07/15/05                                  1,700           1,686
Deutsche Telekom International Finance BV
   8.250% due 06/15/05                                    800             804

 64  Fixed Income I Fund

FRANK RUSSELL INVESTMENT COMPANY
FIXED INCOME I FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Dexia Delaware, LLC (c)(z)
   2.800% due 05/06/05                                  2,900           2,899
   2.995% due 06/01/05                                  1,500           1,496
   2.975% due 06/27/05                                  1,600           1,593
DNB Nor Bank ASA (c)(z)
   2.700% due 05/31/05                                  1,100           1,098
Du Pont E I De Nemours & Co. Commercial Paper
   (c)(z)
   2.740% due 05/05/05                                  1,600           1,600
Fannie Mae
   6.000% due 12/15/05                                  1,700           1,726
   5.500% due 02/15/06                                  1,700           1,725
Fannie Mae Discount Note (c)
   2.680% due 05/02/05 (z)                              1,600           1,600
   2.950% due 06/22/05 (z)                              2,100           2,091
   2.950% due 06/29/05 (sec.)                             325             324
   2.960% due 06/29/05                                    800             796
   2.943% due 07/06/05                                  1,200           1,191
   2.970% due 07/18/05                                  3,600           3,568
   3.030% due 08/03/05                                  4,400           4,350
Ford Motor Credit Co.
   7.600% due 08/01/05                                  1,400           1,410
   6.875% due 02/01/06                                    600             607
   3.573% due 07/07/05 (E)                                900             894
Frank Russell Investment Company Money Market
   Fund                                           150,119,183         150,119
Freddie Mac Discount Note (c)
   2.920% due 06/30/05                                  7,600           7,537
   2.875% due 07/12/05                                  2,700           2,680
   3.020% due 08/09/05                                  4,400           4,346
General Electric Capital Corp. Discount Note
   (c)(z)
   2.840% due 06/01/05                                  1,300           1,297
   2.970% die 06/20/05                                  5,300           5,278
General Motors Acceptance Corp.
   7.500% due 07/15/05                                    300             301
   4.750% due 05/19/05 (E)                                500             500
HBOS Treasury Services, PLC (c)
   2.780% due 05/04/05 (z)                              1,600           1,600
   3.030% due 07/11/05                                  3,900           3,870
International Business Machines (c)(z)
   2.720% due 05/05/05                                  1,700           1,699
Ixis Capital Corp. (c)(z)
   2.870% due 06/13/05                                  4,400           4,385
Nordea North America, Inc. (c)(z)
   2.680% due 05/09/05                                  5,800           5,797

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
NPF XII, Inc. (E)(p)(O)
   Series 2002-1A Class A
   2.390% due 05/02/05                                  3,235             226
Pacific Gas & Electric Co. (E)
   3.820% due 04/03/06                                    200             200
Rabobank USA Financial Corp. (c)(z)
   2.640% due 05/20/05                                  4,000           3,995
   2.950% due 06/21/05                                  2,600           2,589
Santander Financial Issuances
   6.800% due 07/15/05                                    110             111
Skandinaviska Enskilda Banken (c)(z)
   2.680% due 05/03/05                                    500             500
   2.665% due 05/23/05                                  5,800           5,790
Svenska Handlesbanken, Inc. (c)
   3.050% due 07/20/05                                  4,400           4,366
Swedbank Forenings (c)
   2.800% due 05/24/05 (z)                              1,500           1,497
   2.980% due 06/29/05                                    900             896
   3.005% due 07/01/05                                  1,500           1,491
Tennessee Valley Authority
   6.375% due 06/15/05                                    625             627
Total Fina Elf (c)(z)
   2.810% due 05/09/05                                  6,000           5,996
Toyota Motor Credit Co. (c)
   2.740% due 05/05/05 (z)                              1,700           1,700
   3.020% due 07/11/05                                  3,400           3,374
UBS Financial Del, LLC (c)(z)
   2.770% due 05/02/05                                  1,700           1,700
   2.565% due 05/06/05                                  5,700           5,698
   2.675% due 05/26/05                                    500             499
United States Treasury Bills (c)(z)(sec.)
   2.690% due 06/02/05                                    220             220
   2.710% due 06/02/05                                    675             673
   2.780% due 06/09/05                                    700             698
   2.740% due 06/16/05                                    120             120
US Bank NA
   Series BKNT
   5.625% due 11/30/05                                    560             567
Verizon Wireless Capital LLC (E)(p)
   2.415% due 05/23/05                                    700             700
Westpac Capital Corp. (c)
   3.010% due 07/08/05                                    600             595
                                                                 ------------

TOTAL SHORT-TERM INVESTMENTS
(cost $289,705)                                                       286,950
                                                                 ------------

                                                         Fixed Income I Fund  65

FRANK RUSSELL INVESTMENT COMPANY
FIXED INCOME I FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
OTHER SECURITIES - 5.3%
Frank Russell Investment Company Money Market
   Fund (X)                                        14,968,779          14,969
State Street Securities Lending Quality Trust
   Fund (X)                                        47,161,812          47,162
                                                                 ------------

TOTAL OTHER SECURITIES
(cost $62,131)                                                         62,131
                                                                 ------------

TOTAL INVESTMENTS - 123.8%
(identified cost $1,449,422)                                        1,452,923

OTHER ASSETS AND LIABILITIES,
NET - (23.8%)                                                        (279,311)
                                                                 ------------

NET ASSETS - 100.0%                                                 1,173,612
                                                                 ============

See accompanying notes which are an integral part of the financial statements.

 66  Fixed Income I Fund

FRANK RUSSELL INVESTMENT COMPANY
FIXED INCOME I FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2005 (UNAUDITED)

Amounts in thousands

                                                                       UNREALIZED
                                                     NOTIONAL         APPRECIATION
FUTURES CONTRACTS                                     AMOUNT         (DEPRECIATION)
(NUMBER OF CONTRACTS)                                    $                  $
------------------------------------------------------------------------------------
Long Positions
10 Year Interest Rate Swap Futures
   expiration date 06/05 (38)                               4,198                 52

Eurodollar Futures
   expiration date 06/05 (8)                                1,932                 (4)
   expiration date 09/05 (419)                            100,827               (363)
   expiration date 12/05 (177)                             42,509               (132)
   expiration date 03/06 (82)                              19,668                 40
   expiration date 09/06 (5)                                1,197                 (1)

United States Treasury Bonds
   expiration date 06/05 (53)                               6,087                153

United States Treasury 2 Year Notes
   expiration date 06/05 (154)                             31,986                 17
United States Treasury 5 Year Notes
   expiration date 06/05 (713)                             77,327                518
United States Treasury 10 Year Notes
   expiration date 06/05 (271)                             30,195                488

Short Positions
United States Treasury Bonds
   expiration date 06/05 (152)                             17,456               (567)

United States Treasury 5 Year Notes
   expiration date 06/05 (86)                               9,327                (39)

United States Treasury 10 Year Notes
   expiration date 06/05 (246)                             27,410               (376)
                                                                     ---------------

Total Unrealized Appreciation (Depreciation) on
   Open Futures Contracts                                                       (214)
                                                                     ===============

                                                     NOTIONAL            MARKET
OPTIONS WRITTEN                                       AMOUNT              VALUE
(NUMBER OF CONTRACTS)                                    $                  $
------------------------------------------------------------------------------------
Euribor Futures
   Jun 2005 97.75 (EUR) Put (21)                            6,604                 (1)

United States Treasury Bonds
   May 2005 116.00 Call (12)                                1,392                 (6)
   May 2005 118.00 Call (2)                                   236                 --
   May 2005 108.00 Put (71)                                 1,278                 (1)
   May 2005 111.00 Put (20)                                 2,220                 (2)

United States Treasury Notes
   10 Year Futures
   May 2005 112.00 Call (14)                                1,568                 (5)
   May 2005 113.00 Call (36)                                4,068                 (4)
   May 2005 114.00 Call (23)                                2,622                 (1)
   Aug 2005 110.00 Call (14)                                1,540                (31)
   May 2005 108.00 Put (56)                                 6,048                 (2)
                                                                     ---------------

Total Liability for Options Written
   (premiums received $121)                                                      (53)
                                                                     ===============

  See accompanying notes which are an integral part of the financial statements.

                                                         Fixed Income I Fund  67

FRANK RUSSELL INVESTMENT COMPANY
FIXED INCOME I FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2005 (UNAUDITED)

Amounts in thousands

FOREIGN CURRENCY EXCHANGE CONTRACTS
                                                             UNREALIZED
                                                            APPRECIATION
      AMOUNT                 AMOUNT          SETTLEMENT    (DEPRECIATION)
       SOLD                  BOUGHT             DATE             $
-------------------   --------------------   -----------   --------------
USD           3,863      EUR         2,982    05/04/05                (27)
USD           2,439      EUR         1,902    05/10/05                 19
USD           7,741      EUR         5,959    05/10/05                (40)
USD          14,057      EUR        10,862    05/10/05                (21)
USD           1,858      EUR         1,437    05/18/05                 (8)
USD           2,473      EUR         1,902    08/10/05                 (8)
USD             200      JPY        21,126    05/17/05                  2
USD             667      JPY        71,396    06/13/05                 17
USD           2,108      JPY       227,117    06/13/05                 67
USD             789      PLN         2,556    05/10/05                (17)
CAD             355      USD           287    06/09/05                  5
EUR             244      USD           317    05/18/05                  3
EUR           1,902      USD         2,466    05/10/05                  8
EUR          16,821      USD        21,986    05/10/05                249
EUR           2,982      USD         3,874    08/10/05                 10
EUR           5,959      USD         7,762    08/10/05                 39
EUR           7,843      USD        10,258    05/25/05                158
PLN           1,273      USD           430    05/10/05                 46
PLN           1,283      USD           417    05/10/05                 30
PLN           2,556      USD           784    08/10/05                 17
                                                           --------------

Total Unrealized Appreciation (Depreciation) on Open
  Foreign Currency Related Transactions                               549
                                                           ==============

See accompanying notes which are an integral part of the financial statements.

 68  Fixed Income I Fund

FRANK RUSSELL INVESTMENT COMPANY
FIXED INCOME I FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2005 (UNAUDITED)

Amounts in thousands

INTEREST RATE SWAPS
------------------------------------------------------------------------------------------------------------------------------
                             NOTIONAL                                                                              MARKET
        COUNTER               AMOUNT                                                         TERMINATION           VALUE
         PARTY                  $              FUND RECEIVES             FUND PAYS               DATE                $
-----------------------   --------------   ----------------------   --------------------   ----------------   ----------------
Bank of America              CAD     200   6.000%                   Three Month LIBOR          12/16/19                      1
Barclays                    GBP      200   5.000%                   Six Month LIBOR            03/15/32                    (11)
Barclays                     EUR     200   6.000%                   Six Month LIBOR            03/15/32                     24
                                                                                                              ----------------

Total Market Value of Interest Rate Swaps Premiums Paid (Received) - $15                                                    14
                                                                                                              ================

CREDIT DEFAULT SWAPS
---------------------------------------------------------------------------------------------------------------------------
                                                    NOTIONAL                                                    MARKET
           COUNTER                  REFERENCE        AMOUNT             RECEIVE            TERMINATION          VALUE
            PARTY                     ENTITY            $             FIXED RATE               DATE               $
------------------------------   ----------------   ---------   -----------------------   --------------   ----------------
                                 Eastman Kodak
Deutsche Bank                    Company                  100   1.250%                       03/20/10                    (2)
                                 Eastman Kodak
Goldman Sachs                    Company                  100   1.670%                       03/20/15                    (6)
                                                                                                           ----------------

Total Market Value of Credit Default Swaps                                                                               (8)
                                                                                                           ================

  See accompanying notes which are an integral part of the financial statements.

                                                         Fixed Income I Fund  69

FRANK RUSSELL INVESTMENT COMPANY
FIXED INCOME I FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2005 (UNAUDITED)

                                                   % OF
                                                    NET
PORTFOLIO SUMMARY                                 ASSETS
-------------------------------------------------------------
Asset-Backed Securities                                   6.9
Corporate Bonds and Notes                                14.8
International Debt                                        4.0
Mortgage-Backed Securities                               39.3
Municipal Bonds                                           0.3
Non-US Bonds                                              1.7
United States Government Agencies                         5.1
United States Government Treasuries                      21.8
Preferred Stock                                           0.1
Options Purchased                                        --*
Short-Term Investments                                   24.5
Other Securities                                          5.3
                                              ---------------
Total Investments                                       123.8
Other Assets and Liabilities, Net                      (23.8)
                                              ---------------

Net Assets                                              100.0
                                              ===============
Futures Contracts                                        --*
Written Options                                          --*
Interest Rate Swaps                                      --*
Credit Default Swaps                                     --*
Foreign Currency Exchange Contracts                      --*

*  Less than .05%

See accompanying notes which are an integral part of the financial statements.

 70  Fixed Income I Fund

FRANK RUSSELL INVESTMENT COMPANY
FIXED INCOME III FUND

SHAREHOLDER EXPENSE EXAMPLE -- APRIL 30, 2005 (UNAUDITED)

--------------------------------------------------------------------------------

FUND EXPENSES

THE FOLLOWING DISCLOSURE PROVIDES IMPORTANT INFORMATION REGARDING EACH FUND'S EXPENSE EXAMPLE, WHICH APPEARS ON EACH FUND'S INDIVIDUAL PAGE IN THIS SEMIANNUAL REPORT. PLEASE REFER TO THIS INFORMATION WHEN REVIEWING THE EXPENSE EXAMPLE FOR A FUND.

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including advisory and administrative fees; distribution and/or service (12b-1) fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from November 1, 2004 to April 30, 2005.

ACTUAL EXPENSES

The information in the table under the heading "Actual Performance" provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table under the heading "Hypothetical Performance (5% return before expenses)" provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading "Hypothetical Performance (5% return before expenses)" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                  HYPOTHETICAL
                                                  PERFORMANCE
                                  ACTUAL           (5% RETURN
CLASS E                        PERFORMANCE      BEFORE EXPENSES)
-------                       --------------    ----------------
Beginning Account Value
November 1, 2004              $     1,000.00      $     1,000.00
Ending Account Value April
30, 2005                      $     1,011.60      $     1,020.49
Expenses Paid During
Period*                       $         4.54      $         4.56

* Expenses are equal to the Fund's annualized expense ratio of 0.91%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

                                                  HYPOTHETICAL
                                                  PERFORMANCE
                                  ACTUAL           (5% RETURN
CLASS I                        PERFORMANCE      BEFORE EXPENSES)
-------                       --------------    ----------------
Beginning Account Value
November 1, 2004              $     1,000.00      $     1,000.00
Ending Account Value April
30, 2005                      $     1,012.20      $     1,021.73
Expenses Paid During
Period*                       $         3.29      $         3.31

* Expenses are equal to the Fund's annualized expense ratio of 0.66%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

                                                       Fixed Income III Fund  71

FRANK RUSSELL INVESTMENT COMPANY
FIXED INCOME III FUND

SCHEDULE OF INVESTMENTS -- APRIL 30, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
LONG-TERM INVESTMENTS - 85.0%
Asset-Backed Securities - 8.1%
ABSC NIMs Trust
   Series 2004-HE1 Class A
   7.000% due 01/17/34                                     34              34
Alliance Capital Funding LLC (p)
   Series 1998-1 Class A3
   5.840% due 02/15/10                                     24              24
American Airlines, Inc.
   6.817% due 05/23/11                                    205             191
   7.858% due 10/01/11                                    195             201
American Express Credit Account Master Trust (E)
   Series 2002-1 Class A
   2.920% due 09/15/09                                    500             501
   Series 2002-2 Class A
   2.920% due 11/16/09                                    675             676
   Series 2002-3 Class A
   2.920% due 12/15/09                                    575             576
Ameriquest Mortgage Securities, Inc. (E)
   Series 2002-D Class M1
   5.350% due 02/25/33                                    145             147
Asset Backed Funding Certificates (E)
   Series 2004-HE1 Class A1
   2.980% due 06/25/22                                    129             129
   Series 2004-OPT5 Class A2
   3.040% due 06/25/25                                    414             414
   Series 2005-WF1 Class A2A
   3.140% due 01/25/35                                    500             500
BA Master Credit Card Trust (E)
   Series 1999-C Class A
   3.060% due 08/15/08                                    825             827
Bear Stearns Asset Backed Securities, Inc. (E)
   Series 2004-BO1 Class 1A1
   3.050% due 09/25/34                                    519             519
Capital Auto Receivables Asset Trust
   Series 2003-2 Class A3A
   1.440% due 02/15/07                                    206             205
   Series 2004-2 Class A2
   3.350% due 02/15/08                                    300             297
Capital Auto Receivables Asset Trust (E)
   Series 2003-3 Class A3B
   2.890% due 01/15/08                                    350             350
Capital One Multi-Asset Execution Trust
   Series 2003-C2 Class C2
   4.320% due 04/15/09                                     85              85

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Carrington Mortgage Loan Trust (E)
   Series 2005-NC1 Class A1A
   2.980% due 01/25/35                                    402             402
Chancellor/Triton CBO, Ltd. (p)
   Series 1998-1A Class A1
   6.710% due 08/05/10                                    113             115
Citibank Credit Card Issuance Trust
   Series 2000-A3 Class A3
   6.875% due 11/16/09                                    200             214
Citifinancial Mortgage Securities, Inc.
   Series 2003-3 Class AF2
   3.082% due 08/25/33                                    110             109
   Series 2003-4 Class AF3
   3.221% due 10/25/33                                    115             114
Continental Airlines, Inc.
   6.648% due 09/15/17                                     58              55
Countrywide Asset-Backed Certificates
   Series 2004-10 Class AF2
   3.323% due 05/25/22                                    285             282
   Series 2004-13 Class AF2
   3.683% due 08/25/24                                    235             233
   Series 2004-7 Class AF2
   3.324% due 12/25/23                                    405             400
   Series 2004-9 Class AF2
   3.337% due 09/25/23                                    195             193
   Series 2004-S1 Class A2
   3.872% due 03/25/20                                    245             243
Countrywide Asset-Backed Certificates (E)
   Series 2004-6 Class 2A1
   3.040% due 10/25/21                                    333             334
Countrywide Asset-Backed Certificates (p)
   Series 2004-1NIMs Class NOTE
   6.000% due 05/25/34                                     44              44
Entergy Gulf States, Inc. (E)
   2.800% due 12/01/09                                    100             100
Equifirst Mortgage Loan Trust (E)
   Series 2005-1 Class A1
   2.890% due 04/25/35                                    349             349
Equity One ABS, Inc. (E)
   Series 2004-2 Class AF1
   2.960% due 07/25/34                                    335             335

 72  Fixed Income III Fund

FRANK RUSSELL INVESTMENT COMPANY
FIXED INCOME III FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Fannie Mae
   Series 1992-10 Class ZD
   8.000% due 11/25/21                                  1,137           1,177
   Series 1996-46 Class ZA
   7.500% due 11/25/26                                    132             142
   Series 2005-1 Class KZ
   5.000% due 02/25/35                                    208             190
Fannie Mae Grantor Trust
   Series 2004-T4 Class A2
   3.930% due 02/25/20                                    235             234
   Series 2004-T4 Class A3
   4.420% due 08/25/24                                    185             185
Freddie Mac
   Series 2001-2326 Class ZQ
   6.500% due 06/15/31                                    551             586
GE Capital Credit Card Master Note Trust (E)
   Series 2004-1 Class A
   2.640% due 06/15/10                                    300             300
   Series 2004-2 Class A
   2.850% due 09/15/10                                    600             600
GE Dealer Floorplan Master Note Trust (E)
   Series 2004-1 Class A
   2.900% due 07/20/08                                    350             350
GMAC Mortgage Corp. Loan Trust
   Series 2004-HE5 Class A3
   3.970% due 09/25/34                                    530             525
GMAC Mortgage Corp. Loan Trust (E)
   Series 2004-HE4 Class A1
   2.960% due 03/25/35                                    400             400
GSAA Trust (p)
   Series 2004-4N Class NOTE
   6.250% due 05/25/34                                     87              87
GSAMP Trust (E)
   Series 2004-NC2 Class A2A
   2.710% due 10/01/34                                    682             682
   Series 2004-SEA2 Class A2A
   3.140% due 03/25/34                                    408             408
   Series 2005-AHL Class A1
   3.154% due 04/25/35                                    350             350
Harley-Davidson Motorcycle Trust
   Series 2003-1 Class A1
   1.560% due 05/15/07                                      6               6
   Series 2004-2 Class A1
   2.180% due 01/15/09                                    326             323
Honda Auto Receivables Owner Trust
   Series 2004-2 Class A2
   2.520% due 02/15/07                                    430             428

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Long Beach Mortgage Loan Trust (E)
   Series 2003-2 Class M2
   4.920% due 06/25/33                                    485             496
   Series 2004-A Class A
   3.000% due 02/25/24                                    118             118
   Series 2005-1 Class 2A1
   2.990% due 02/25/35                                    490             490
   Series 2005-2 Class 2A1
   2.93% due 04/25/35                                     650             650
Mastr Asset Backed Securities Trust (E)
   Series 2005-OPT1 Class A3
   3.190% due 03/25/35                                    400             400
MBNA Credit Card Master Note Trust (E)
   Series 2002-A10 Class A10
   2.950% due 02/16/10                                    550             552
MBNA Master Credit Card Trust USA
   Series 2000-E Class A
   7.800% due 10/15/12                                    705             817
Merrill Lynch Mortgage Investors, Inc. (E)
   Series 2004-HE2 Class A2A
   3.050% due 08/25/35                                    253             253
   Series 2004-WMC5 Class A2B1
   3.030% due 07/25/35                                    214             214
   Series 2004-WMC5 Class A2B2
   3.200% due 07/25/35                                    255             256
   Series 2005-NC1 Class A2B
   3.070% due 10/25/35                                     95              95
   Series 2005-WMC1 Class A2A
   2.950% due 09/25/35                                    401             401
   Series 2005-WMC1 Class A2B
   3.070% due 09/25/35                                    280             280
Mid-State Trust
   Series 2003-11 Class A1
   4.864% due 07/15/38                                     66              64
   Series 2004-1 Class A
   6.005% due 08/15/37                                     70              71
Nelnet Student Loan Trust (E)
   Series 2004-4 Class A1
   2.690% due 04/25/11                                    107             107
New Century Home Equity Loan Trust (E)
   Series 2004-4 Class A3
   2.990% due 02/25/35                                    548             548
   Series 2004-A Class AII1
   3.030% due 08/25/34                                    185             185

                                                       Fixed Income III Fund  73

FRANK RUSSELL INVESTMENT COMPANY
FIXED INCOME III FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Novastar Home Equity Loan (E)
   Series 2004-4 Class A2B
   3.190% due 03/25/35                                    320             321
Option One Mortgage Loan Trust (E)
   Series 2003-2 Class M2
   4.720% due 04/25/33                                    615             626
   Series 2003-4 Class M2
   4.670% due 07/25/33                                    615             627
Ownit Mortgage Loan Asset Backed Certificates
   (E)
   Series 2005-2 Class A2A
   3.130% due 03/25/36                                    396             396
Popular ABS Mortgage Pass-Through Trust
   Series 2005-1 Class AF2
   3.914% due 05/25/35                                    145             144
Power Contract Financing LLC (p)
   6.256% due 02/01/10                                    165             171
Premium Asset Trust
   2.950% due 02/02/07                                    245             245
Renaissance Home Equity Loan Trust
   Series 2004-4 Class AF2
   3.856% due 02/25/35                                    260             258
   Series 2005-1 Class AF3
   4.456% due 05/25/35                                    345             345
Renaissance Home Equity Loan Trust (E)
   Series 2004-2 Class AF1
   3.050% due 07/25/34                                    641             641
Residential Asset Mortgage Products, Inc.
   Series 2004-RS10 Class AI2
   3.620% due 07/25/26                                    210             208
   Series 2004-RS4 Class AI3
   4.003% due 01/25/30                                    310             310
   Series 2004-RS6 Class AI3
   4.540% due 08/25/28                                    245             246
   Series 2004-RS7 Class AI3
   4.450% due 07/25/28                                    530             532
   Series 2004-RS8 Class AI2
   3.810% due 01/25/26                                    245             244
   Series 2004-RS8 Class AI3
   4.230% due 05/25/29                                    160             160
   Series 2004-RZ2 Class AI3
   4.300% due 01/25/31                                    155             155
Residential Asset Mortgage Products, Inc. (E)
   Series 2004-RS12 Class AII2
   3.080% due 12/25/34                                    130             130
   Series 2004-RS8 Class AII1
   2.990% due 05/25/26                                    808             808

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
   Series 2005-RS1 Class AII1
   2.960% due 01/25/35                                    367             367
Residential Asset Securities Corp.
   Series 2004-KS8 Class AI2
   3.340% due 10/25/24                                    600             594
Residential Asset Securities Corp. (E)
   Series 2003-KS1 Class M2
   4.770% due 01/25/33                                    330             333
   Series 2004-KS9 Class AI1
   3.020% due 07/25/21                                    135             135
Residential Funding Mortgage Securities II (E)
   Series 2004-HI2 Class A1
   3.000% due 02/25/13                                     61              61
Saxon Asset Securities Trust (E)
   Series 2005-1 Class A2A
   2.960% due 05/25/35                                    316             316
   Series 2005-1 Class A2B
   3.070% due 05/25/35                                    385             385
Sears Credit Account Master Trust (E)
   Series 2002-4 Class A
   2.940% due 08/18/09                                  1,200           1,200
   Series 2002-5 Class A
   3.190% due 11/17/09                                  1,100           1,102
Sharps SP I LLC Net Interest Margin Trust (p)
   Series 2004-HE1N Class N
   6.900% due 11/25/33                                     21              21
Sharps SP I LLC
   6.850% due 03/01/23                                     73              73
   7.000% due 01/25/34                                     81              81
SLM Student Loan Trust (E)
   Series 2004-1 Class A1
   2.740% due 01/26/15                                    109             109
   Series 2004-3 Class A3
   2.790% due 04/25/16                                    300             301
   Series 2004-6 Class A2
   2.740% due 01/25/13                                    456             456
   Series 2004-8 Class A3
   2.790% due 07/27/15                                    330             331
   Series 2004-9 Class A2
   2.720% due 10/25/12                                    600             600
Small Business Administration Participation
   Certificates
   7.500% due 04/01/17                                  2,193           2,338

 74  Fixed Income III Fund

FRANK RUSSELL INVESTMENT COMPANY
FIXED INCOME III FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Structured Asset Investment Loan Trust (E)
   Series 2003-BC8 Class M3
   4.950% due 08/25/33                                    375             384
   Series 2004-3 Class A4
   2.950% due 04/25/34                                    187             187
   Series 2005-2 Class A2
   2.970% due 03/25/35                                    381             381
Structured Asset Securities Corp.
   Series 2001-SB1 Class A2
   3.375% due 08/25/31                                    216             203
   Series 2004-19XS Class A2
   4.370% due 10/25/34                                    600             594
   Series 2005-2XS Class 1A2A
   4.510% due 02/25/35                                    585             584
Tenaska Alabama II Partners, LP (p)
   6.125% due 03/30/23                                    157             163
Terwin Mortgage Trust (E)
   Series 2004-22SL Class A
   3.240% due 11/25/35                                    461             462
TXU Electric Delivery Transition Bond Co.
   Series 2004-1 Class A2
   4.810% due 11/17/14                                    100             101
USAA Auto Owner Trust
   Series 2004-2 Class A2
   2.410% due 02/15/07                                    176             176
Wachovia Auto Owner Trust
   Series 2004-B Class A2
   2.400% due 05/21/07                                    350             349
Wells Fargo Financial Auto Owner Trust
   Series 2004-A Class A2
   1.470% due 03/15/07                                    106             106
Wells Fargo Home Equity Trust (E)
   Series 2004-2 Class A31
   3.010% due 06/25/19                                     56              56
World Financial Properties (p)
   6.910% due 09/01/13                                    174             187
   6.950% due 09/01/13                                    208             225
World Omni Auto Receivables Trust
   Series 2004-A Class A2
   2.580% due 07/12/07                                    291             290
                                                                 ------------
                                                                       41,986
                                                                 ------------

Corporate Bonds and Notes - 13.4%
Aetna, Inc.
   7.875% due 03/01/11                                    235             271
AIG SunAmerica Global Financing VI (p)
   6.300% due 05/10/11                                    300             325

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Albertson's, Inc.
   7.450% due 08/01/29                                     85              93
Alltel Corp.
   4.656% due 05/17/07                                    230             232
Altria Group, Inc.
   7.750% due 01/15/27                                     60              70
Altria Group, Inc. (N)
   7.000% due 11/04/13                                    110             121
Amerada Hess Corp.
   6.650% due 08/15/11                                     55              59
   7.300% due 08/15/31                                    170             194
American Electric Power Co., Inc.
   Series C
   5.375% due 03/15/10                                     40              41
American General Finance Corp.
   Series MTNH
   4.625% due 09/01/10                                     20              20
   Series MTNI
   4.625% due 05/15/09                                     70              70
American General Finance Corp. (E)(N)
   Series MTNG
   3.093% due 03/23/07                                    100             100
American RE Corp.
   Series B
   7.450% due 12/15/26                                    365             420
Arizona Public Service Co.
   6.750% due 11/15/06                                     60              62
   5.800% due 06/30/14                                    120             127
AT&T Corp.
   9.050% due 11/15/11                                     28              32
   9.750% due 11/15/31                                    175             218
Atmos Energy Corp. (E)
   3.035% due 10/15/07                                    190             190
Autonation, Inc.
   9.000% due 08/01/08                                     40              44
Avista Capital Trust III
   6.500% due 04/01/34                                    350             357
Avista Corp.
   9.750% due 06/01/08                                    220             251
AXA Financial, Inc.
   6.500% due 04/01/08                                     40              42
BAE Systems Holdings, Inc. (p)
   6.400% due 12/15/11                                    775             845
Bank of America Corp.
   7.800% due 02/15/10                                     65              74

                                                       Fixed Income III Fund  75

FRANK RUSSELL INVESTMENT COMPANY
FIXED INCOME III FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Bank of America Corp. (N)
   4.250% due 10/01/10                                     45              45
BellSouth Corp.
   4.200% due 09/15/09                                    100              99
   4.750% due 11/15/12                                    170             169
   5.200% due 12/15/16                                     65              65
Boeing Capital Corp. (N)
   6.100% due 03/01/11                                    100             107
Boyd Gaming Corp.
   9.250% due 08/01/09                                    110             116
Burlington Northern and Santa Fe Railway Co.
   4.575% due 01/15/21                                     80              79
Burlington Northern Santa Fe Corp.
   6.875% due 12/01/27                                     60              70
Campbell Soup Co.
   5.875% due 10/01/08                                    115             121
Caremark Rx, Inc.
   7.375% due 10/01/06                                    350             364
Carolina Power & Light Co.
   6.500% due 07/15/12                                     45              49
Caterpillar Financial Services Corp.
   Series MTNF
   3.625% due 11/15/07                                     60              59
Caterpillar Financial Services Corp. (E)
   Series MTNF
   2.920% due 08/20/07                                    155             155
CC Funding Trust I
   6.900% due 02/16/07                                     30              31
CenterPoint Energy Houston Electric LLC
   Series J2
   5.700% due 03/15/13                                    135             142
CenterPoint Energy Resources Corp.
   7.875% due 04/01/13                                    360             424
Centex Corp. (E)
   2.993% due 08/01/07                                    215             215
Cincinnati Gas & Electric
   5.700% due 09/15/12                                     65              68
CIT Group, Inc.
   3.650% due 11/23/07                                     90              88
   6.875% due 11/01/09                                     55              60
CIT Group, Inc. (N)
   5.750% due 09/25/07                                     90              93
Citicorp
   Series MTNF
   6.375% due 11/15/08                                    205             218
Citigroup Global Markets Holdings, Inc. (E)
   Series MTNM
   2.999% due 03/07/08                                    700             700

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Citigroup, Inc.
   3.500% due 02/01/08                                    805             790
   4.125% due 02/22/10                                     40              39
   6.000% due 02/21/12                                     40              43
   5.625% due 08/27/12                                    115             121
   5.000% due 09/15/14                                    365             367
   5.875% due 02/22/33                                    435             456
Citizens Communications Co.
   9.250% due 05/15/11                                    210             227
Clear Channel Communications, Inc. (N)
   5.750% due 01/15/13                                     90              88
   5.500% due 09/15/14                                    290             275
Clorox Co. (E)(p)
   2.544% due 12/14/07                                    165             165
Clorox Co. (p)
   4.200% due 01/15/10                                    155             154
   5.000% due 01/15/15                                    115             117
Columbus Southern Power Co.
   Series C
   5.500% due 03/01/13                                     80              83
Comcast Cable Communications
   8.375% due 05/01/07                                    320             345
   6.750% due 01/30/11                                    125             137
Comcast Corp. (N)
   5.850% due 01/15/10                                    280             294
Consolidated Natural Gas Co.
   5.000% due 12/01/14                                    135             134
   Series C
   6.250% due 11/01/11                                     80              87
Consumers Energy Co.
   4.800% due 02/17/09                                    115             116
   4.000% due 05/15/10                                     30              29
   5.375% due 04/15/13                                     20              20
Continental Airlines, Inc.
   Series 00-1
   7.918% due 05/01/10                                    380             378
   Series 01-1
   6.503% due 06/15/11                                    115             110
Corrections Corp. of America
   7.500% due 05/01/11                                    125             129
Countrywide Home Loans, Inc.
   3.250% due 05/21/08                                    165             159
   Series MTNK
   5.500% due 02/01/07                                     70              71

 76  Fixed Income III Fund

FRANK RUSSELL INVESTMENT COMPANY
FIXED INCOME III FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
COX Communications, Inc. (p)
   4.625% due 01/15/10                                    280             276
Credit Suisse First Boston USA, Inc.
   4.625% due 01/15/08                                    100             101
   6.500% due 01/15/12                                     70              77
   5.500% due 08/15/13                                     55              57
CSC Holdings, Inc.
   10.500% due 05/15/16                                   200             219
CSX Corp.
   9.000% due 08/15/06                                     55              58
CSX Corp. (E)
   3.050% due 08/03/06                                    120             120
DaimlerChrysler NA Holding Corp. (N)
   7.300% due 01/15/12                                     15              16
   8.500% due 01/18/31                                    100             114
DaimlerChrysler NA Holding Corp. (E)
   Series MTND
   3.150% due 11/17/06                                    900             896
   3.450% due 09/10/07                                    285             282
Detroit Edison Co.
   6.125% due 10/01/10                                     15              16
   6.350% due 10/15/32                                    130             146
Detroit Edison Co. (p)
   4.800% due 02/15/15                                    130             128
Developers Diversified Realty Corp.
   4.625% due 08/01/10                                    255             250
Devon Financing Corp. ULC
   6.875% due 09/30/11                                    130             144
Dominion Resources, Inc.
   Series A
   7.195% due 09/15/14                                    190             219
   Series B
   6.250% due 06/30/12                                     60              65
DPL, Inc.
   6.875% due 09/01/11                                    215             229
DR Horton, Inc.
   5.250% due 02/15/15                                    155             144
   5.625% due 01/15/16                                    245             236
Dresdner Funding Trust I (p)
   8.151% due 06/30/31                                    310             385
Duke Capital Corp.
   4.302% due 05/18/06                                     95              95
Duke Energy Field Services LLC
   5.750% due 11/15/06                                     40              41
Duke Energy Field Services LLC (N)
   6.875% due 02/01/11                                     20              22
Echostar DBS Corp.
   6.375% due 10/01/11                                    195             193
El Paso Corp. (N)
   7.875% due 06/15/12                                    300             293
   8.050% due 10/15/30                                    500             469

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
El Paso Natural Gas Co.
   Series A
   7.625% due 08/01/10                                     65              68
Eli Lilly & Co.
   6.770% due 01/01/36                                    370             454
Entergy Gulf States, Inc.
   3.600% due 06/01/08                                     40              39
Enterprise Products Operating, LP
   4.000% due 10/15/07                                    255             250
   4.625% due 10/15/09                                    175             172
EOP Operating, LP
   7.500% due 04/19/29                                     95             110
EOP Operating, LP (N)
   4.750% due 03/15/14                                     20              19
Erac USA Finance Co. (p)
   7.350% due 06/15/08                                    215             233
Exelon Corp.
   6.750% due 05/01/11                                     70              77
Farmers Exchange Capital (p)
   7.050% due 07/15/28                                    550             581
Farmers Insurance Exchange (p)
   6.000% due 08/01/14                                    225             231
   8.625% due 05/01/24                                    310             382
FedEx Corp.
   2.650% due 04/01/07                                     70              68
   7.600% due 07/01/97                                     90             112
Fifth Third Bank (N)
   7.750% due 08/15/10                                    330             333
Financing Corp.
   Principal Only Strip
   Series 10P Zero Coupon due 11/30/17                    840             463
   Series 15P Zero Coupon due 03/07/19                     90              46
   Series 2P Zero Coupon due 11/30/17                     340             187
FirstEnergy Corp.
   Series B
   6.450% due 11/15/11                                    530             569
   Series C
   7.375% due 11/15/31                                    140             165
Fisher Scientific International, Inc. (p)
   6.750% due 08/15/14                                     80              81
FMC Corp.
   10.250% due 11/01/09                                    15              17

                                                       Fixed Income III Fund  77

FRANK RUSSELL INVESTMENT COMPANY
FIXED INCOME III FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Ford Motor Co.
   6.375% due 02/01/29                                    130              97
Ford Motor Co. (N)
   7.450% due 07/16/31                                    315             259
Ford Motor Credit Co.
   5.800% due 01/12/09                                    400             372
   5.700% due 01/15/10                                    130             117
   7.875% due 06/15/10                                    450             433
   7.375% due 02/01/11                                    610             571
   7.000% due 10/01/13                                    150             135
Ford Motor Credit Co. (N)
   5.625% due 10/01/08                                    145             137
Ford Motor Credit Co. (E)
   3.750% due 11/16/06                                    400             393
Ford Motor Credit Co. (E)(N)
   4.000% due 03/21/07                                    900             876
FPL Group Capital, Inc.
   4.086% due 02/16/07                                    360             359
General Electric Capital Corp.
   4.125% due 03/04/08                                    335             334
   Series MTNA
   4.250% due 12/01/10                                     55              54
   6.000% due 06/15/12                                     50              54
   6.750% due 03/15/32                                    150             179
General Electric Capital Corp. (N)
   Series MTNA
   4.750% due 09/15/14                                    185             184
General Electric Co.
   5.000% due 02/01/13                                    535             544
General Motors Acceptance Corp.
   7.250% due 03/02/11                                    145             130
   6.875% due 09/15/11                                  1,175           1,029
   7.000% due 02/01/12                                     70              61
   Zero Coupon due 06/15/15                               710             293
   8.000% due 11/01/31                                     55              46
General Motors Acceptance Corp. (N)
   4.500% due 07/15/06                                     45              44
General Motors Acceptance Corp. (E)
   4.050% due 01/16/07                                    200             191
   3.610% due 07/16/07                                    250             234
General Motors Corp. (N)
   8.375% due 07/15/33                                    465             354
Glencore Funding LLC (p)
   6.000% due 04/15/14                                     95              90
Golden West Financial Corp.
   4.125% due 08/15/07                                    160             160
Goldman Sachs Group, Inc.
   6.875% due 01/15/11                                    605             669
   5.250% due 10/15/13                                    185             188
   6.345% due 02/15/34                                    305             319

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Great Atlantic & Pacific Tea Co.
   7.750% due 04/15/07                                    100             101
GTE Hawaiian Telephone Co.
   7.375% due 09/01/06                                     65              66
Halliburton Co.
   5.500% due 10/15/10                                    115             120
Hartford Financial Services Group, Inc.
   7.900% due 06/15/10                                     35              40
HCA, Inc.
   5.500% due 12/01/09                                    245             243
   7.875% due 02/01/11                                     40              44
   6.950% due 05/01/12                                     30              31
   7.500% due 12/15/23                                    200             202
Health Net, Inc.
   9.875% due 04/15/11                                    190             229
Historic TW, Inc.
   8.180% due 08/15/07                                    270             292
   9.125% due 01/15/13                                    190             239
   8.050% due 01/15/16                                    580             696
   6.625% due 05/15/29                                     25              27
HJ Heinz Finance Co.
   6.750% due 03/15/32                                    105             125
   6.000% due 03/15/12                                     50              54
Household Finance Corp.
   5.875% due 02/01/09                                    260             272
   4.750% due 05/15/09                                    610             615
   4.125% due 11/16/09                                    105             103
   8.000% due 07/15/10                                     45              52
   6.375% due 11/27/12                                    150             164
HSBC Bank USA NA
   Series BKNT
   3.875% due 09/15/09                                    265             259
HVB Funding Trust I (p)
   8.741% due 06/30/31                                    185             235
HVB Funding Trust III (p)
   9.000% due 10/22/31                                     40              52
Hyatt Equities LLC (p)
   6.875% due 06/15/07                                    110             114
ICI Wilmington, Inc.
   4.375% due 12/01/08                                     65              64
International Lease Finance Corp.
   6.375% due 03/15/09                                    155             165
International Paper Co.
   5.500% due 01/15/14                                    280             282
Interpublic Group of Cos., Inc.
   5.400% due 11/15/09                                    100              97
Iron Mountain, Inc.
   7.750% due 01/15/15                                     80              76

 78  Fixed Income III Fund

FRANK RUSSELL INVESTMENT COMPANY
FIXED INCOME III FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Iron Mountain, Inc. (N)
   6.625% due 01/01/16                                     40              36
ITT Industries, Inc.
   7.400% due 11/15/25                                    135             162
John Hancock Global Funding II (p)
   7.900% due 07/02/10                                    200             231
Jones Apparel Group, Inc. (p)
   4.250% due 11/15/09                                    155             149
JP Morgan & Co., Inc.
   Series MTNA
   6.000% due 01/15/09                                    165             174
JPMorgan Chase & Co.
   5.350% due 03/01/07                                     75              77
   7.000% due 11/15/09                                     10              11
   6.750% due 02/01/11                                     90              99
   6.625% due 03/15/12                                     35              39
Kellogg Co.
   Series B
   6.600% due 04/01/11                                    685             758
Kerr-McGee Corp.
   5.875% due 09/15/06                                     20              20
   7.875% due 09/15/31                                    100             100
Kraft Foods, Inc.
   5.250% due 06/01/07                                     75              76
   4.125% due 11/12/09                                    340             334
   5.625% due 11/01/11                                  1,230           1,290
Kroger Co. (The)
   7.250% due 06/01/09                                    175             191
   8.000% due 09/15/29                                     75              92
Lehman Brothers Holdings, Inc.
   6.625% due 01/18/12                                    275             304
Levi Strauss & Co.
   12.250% due 12/15/12                                   170             180
Liberty Media Corp. (E)
   4.510% due 09/17/06                                    550             557
Liberty Mutual Group (p)
   7.000% due 03/15/34                                    255             263
Limited Brands (N)
   6.950% due 03/01/33                                    220             226
Lockheed Martin Corp.
   8.500% due 12/01/29                                     35              49
Lodgenet Entertainment Corp.
   9.500% due 06/15/13                                    120             129
Lubrizol Corp.
   4.625% due 10/01/09                                    190             188
M&I Marshall & Ilsley Bank
   Series BKNT
   3.800% due 02/08/08                                    245             242
Manufacturers & Traders Trust Co.
   8.000% due 10/01/10                                    115             134

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Marsh & McLennan Cos., Inc.
   5.375% due 03/15/07                                    345             351
   5.875% due 08/01/33                                     80              76
Marsh & McLennan Cos., Inc. (N)
   5.375% due 07/15/14                                    150             146
Marsh & McLennan Cos., Inc. (E)
   2.770% due 07/13/07                                    220             219
May Department Stores Co. (The)
   5.750% due 07/15/14                                    170             176
May Department Stores Co. (The) (N)
   4.800% due 07/15/09                                     60              60
MBNA America Bank NA
   7.125% due 11/15/12                                     30              34
MBNA Corp.
   6.125% due 03/01/13                                    210             222
MBNA Corp. (E)
   3.640% due 05/05/08                                    190             190
MCI, Inc.
   6.908% due 05/01/07                                    465             472
   7.688% due 05/01/09                                    155             160
Medco Health Solutions, Inc.
   7.250% due 08/15/13                                    380             422
MGM Mirage
   9.750% due 06/01/07                                    265             286
   8.500% due 09/15/10                                    170             185
   6.750% due 09/01/12                                     80              80
Michaels Stores, Inc.
   9.250% due 07/01/09                                    240             253
Midland Funding II
   Series B
   13.250% due 07/23/06                                   220             236
Miller Brewing Co. (p)
   4.250% due 08/15/08                                    145             144
   5.500% due 08/15/13                                    230             237
Mohawk Industries, Inc.
   Series D
   7.200% due 04/15/12                                     75              85
Monongahela Power Co.
   5.000% due 10/01/06                                    210             212
Morgan Stanley
   6.750% due 04/15/11                                    335             370
   4.750% due 04/01/14                                    180             174
Motorola, Inc.
   4.608% due 11/16/07                                    400             403
Natexis Ambs Co. LLC (p)(f)
   8.440% due 12/30/49                                    185             206

                                                       Fixed Income III Fund  79

FRANK RUSSELL INVESTMENT COMPANY
FIXED INCOME III FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
National Rural Utilities Cooperative Finance
   Corp.
   5.750% due 08/28/09                                     85              89
Nationwide Financial Services
   6.250% due 11/15/11                                    265             289
Nationwide Mutual Insurance Co. (p)
   7.875% due 04/01/33                                    235             290
Nevada Power Co.
   9.000% due 08/15/13                                     60              66
New Cingular Wireless Services, Inc.
   8.750% due 03/01/31                                     65              89
News America Holdings
   9.250% due 02/01/13                                     25              32
   7.750% due 12/01/45                                     85             102
   7.900% due 12/01/95                                    120             145
   8.250% due 10/17/96                                     45              55
News America, Inc.
   7.125% due 04/08/28                                     30              33
   7.300% due 04/30/28                                    135             155
   Series WI
   5.300% due 12/15/14                                     45              45
Nisource Finance Corp.
   7.875% due 11/15/10                                    225             260
Nisource Finance Corp. (E)
   3.430% due 11/23/09                                     95              96
Norfolk Southern Corp.
   7.350% due 05/15/07                                     35              37
   7.050% due 05/01/37                                    115             138
   7.900% due 05/15/97                                    285             380
North Front Pass-Through Trust (p)
   5.810% due 12/15/24                                    500             512
Occidental Petroleum Corp.
   9.250% due 08/01/19                                    135             185
Ohio Edison Co. (N)
   5.450% due 05/01/15                                     45              46
Ohio Power Co. (N)
   Series F
   5.500% due 02/15/13                                     25              26
Pacific Gas & Electric Co.
   3.600% due 03/01/09                                    165             160
   4.200% due 03/01/11                                     90              88
   6.050% due 03/01/34                                    245             262
Panhandle Eastern Pipe Line
   2.750% due 03/15/07                                     45              44
Pemex Project Funding Master Trust
   8.000% due 11/15/11                                     20              22
   7.375% due 12/15/14                                    200             217
   8.625% due 02/01/22                                    285             330
Pinnacle Entertainment, Inc.
   8.250% due 03/15/12                                    170             167

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Pinnacle West Energy Corp. (E)(p)
   3.630% due 04/01/07                                    245             245
Plains Exploration & Production Co. (N)
   7.125% due 06/15/14                                     30              31
Popular North America Capital Trust I
   6.564% due 09/15/34                                    240             261
Progress Energy, Inc.
   7.100% due 03/01/11                                     55              60
   7.000% due 10/30/31                                    210             234
PSEG Energy Holdings LLC
   7.750% due 04/16/07                                    450             461
   8.625% due 02/15/08                                    105             110
Qwest Capital Funding, Inc.
   6.500% due 11/15/18                                     25              19
Qwest Capital Funding, Inc. (N)
   7.000% due 08/03/09                                     25              23
Qwest Corp. (p)
   7.875% due 09/01/11                                    470             477
Qwest Services Corp. (p)
   13.500% due 12/15/07                                    90              98
   14.000% due 12/15/10                                   135             152
Rabobank Capital Funding II (p)(f)
   5.260% due 12/31/49                                    205             207
Raytheon Co.
   8.300% due 03/01/10                                     50              58
RBS Capital Trust I (f)
   5.512% due 9/29/49                                     385             391
RC Trust 1 Equity Preferred
   7.000% due 05/15/06                                    420             216
   5.150% due 01/15/11                                     95              96
Reliant Energy, Inc.
   6.750% due 12/15/14                                     25              22
Safeway, Inc. (N)
   5.800% due 08/15/12                                     70              72
   7.250% due 02/01/31                                     90              99
SBC Communications, Inc.
   4.125% due 09/15/09                                    195             192
   5.100% due 09/15/14                                    185             185
   6.150% due 09/15/34                                    325             337
SCANA Corp. (E)
   3.109% due 03/01/08                                    220             220
Sealed Air Corp. (p)
   5.625% due 07/15/13                                    135             137
Sempra Energy
   4.621% due 05/17/07                                    380             382

 80  Fixed Income III Fund

FRANK RUSSELL INVESTMENT COMPANY
FIXED INCOME III FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Sempra Energy (E)
   3.318% due 05/21/08                                    260             261
SLM Corp.
   4.000% due 01/15/10                                    140             137
Smithfield Foods, Inc.
   7.000% due 08/01/11                                     35              36
   Series B
   8.000% due 10/15/09                                    105             112
   7.750% due 05/15/13                                     30              32
Southern California Edison Co.
   7.625% due 01/15/10                                    240             270
   5.000% due 01/15/14                                     40              40
Southern California Edison Co. (N)
   6.000% due 01/15/34                                    170             183
Southern California Edison Co. (E)
   3.075% due 12/13/07                                    235             235
Sprint Capital Corp.
   4.780% due 08/17/06                                    185             186
   6.375% due 05/01/09                                     75              80
   6.875% due 11/15/28                                    285             318
   8.750% due 03/15/32                                    610             820
Sprint Capital Corp. (N)
   8.375% due 03/15/12                                    650             770
Starwood Hotels & Resorts Worldwide, Inc. (o)
   7.375% due 05/01/07                                     20              21
   7.875% due 05/01/12                                    165             181
TCI Communications, Inc.
   7.875% due 02/15/26                                     80             100
TECO Energy, Inc. (N)
   7.200% due 05/01/11                                    160             169
Tele-Communications-TCI Group
   9.800% due 02/01/12                                    300             382
   7.875% due 08/01/13                                    465             549
Temple-Inland, Inc.
   5.003% due 05/17/07                                    240             242
Tenet Healthcare Corp.
   6.875% due 11/15/31                                     35              28
Tenet Healthcare Corp. (N)
   7.375% due 02/01/13                                     50              47
Tesoro Corp.
   8.000% due 04/15/08                                    220             230
Texas Eastern Transmission, LP
   7.000% due 07/15/32                                     45              53
Texas Genco LLC (p)
   6.875% due 12/15/14                                    380             372
Texas-New Mexico Power Co.
   6.250% due 01/15/09                                     70              74
Time Warner Cos., Inc.
   7.570% due 02/01/24                                     35              42

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Time Warner Entertainment Co., LP
   Series *
   8.375% due 03/15/23                                    175             220
Time Warner, Inc.
   6.750% due 04/15/11                                    425             467
   7.625% due 04/15/31                                     50              61
   7.700% due 05/01/32                                     20              25
TNP Enterprises, Inc.
   10.250% due 04/01/10                                    70              74
Travelers Property Casualty Corp. (N)
   5.000% due 03/15/13                                    110             111
Twin Reefs Pass-Through Trust (E)(p)(f)
   3.77% due 12/10/49                                     300             301
TXU Corp.
   Series J
   6.375% due 06/15/06                                     40              41
TXU Corp. (p)
   5.550% due 11/15/14                                    810             781
TXU Corp. (p)(N)
   4.800% due 11/15/09                                    625             613
TXU Energy Co. LLC (N)
   7.000% due 03/15/13                                    135             150
Tyson Foods, Inc. (N)
   8.250% due 10/01/11                                     90             106
Union Pacific Corp.
   5.750% due 10/15/07                                     45              46
   6.625% due 02/01/08                                     60              63
   6.650% due 01/15/11                                     45              49
   6.125% due 01/15/12                                    195             209
   Series MTNE
   6.790% due 11/09/07                                     35              37
Union Planters Corp.
   7.750% due 03/01/11                                    125             145
Valero Logistics Operations, LP
   6.050% due 03/15/13                                    295             313
Verizon
   6.500% due 09/15/11                                     40              43
Verizon Global Funding Corp.
   7.250% due 12/01/10                                    345             387
Washington Mutual, Inc.
   8.250% due 04/01/10                                    180             206
WellPoint, Inc. (p)
   3.750% due 12/14/07                                    205             203
   4.250% due 12/15/09                                    170             168
Wells Fargo & Co.
   4.950% due 10/16/13                                    155             157

                                                       Fixed Income III Fund  81

FRANK RUSSELL INVESTMENT COMPANY
FIXED INCOME III FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Weyerhaeuser Co.
   6.000% due 08/01/06                                     30              31
   6.750% due 03/15/12                                     65              69
Williams Gas Pipelines (p)
   7.375% due 11/15/06                                    200             209
Wisconsin Electric Power
   3.500% due 12/01/07                                     65              64
Witco Corp.
   7.750% due 04/01/23                                    200             206
   6.875% due 02/01/26                                    210             202
Wyeth
   5.500% due 03/15/13                                    100             104
   5.500% due 02/01/14                                     15              16
Xerox Corp.
   7.125% due 06/15/10                                    115             120
   6.875% due 08/15/11                                    100             104
Yum! Brands, Inc.
   8.875% due 04/15/11                                    205             248
Zurich Capital Trust I (p)
   8.376% due 06/01/37                                    370             401
                                                                 ------------
                                                                       70,017
                                                                 ------------

International Debt - 5.6%
Abbey National PLC (f)
   (Step Up, 06/15/08, 7.750%)
   6.700% due 06/15/49                                    275             292
Abitibi-Consolidated, Inc.
   6.950% due 12/15/06                                    338             339
Abitibi-Consolidated, Inc. (N)
   8.550% due 08/01/10                                    140             135
   8.850% due 08/01/30                                    215             183
Amvescap PLC
   4.500% due 12/15/09                                    340             338
Argentina Government International Bond
   11.375% due 03/15/10                                    80              23
   11.375% due 01/30/17                                   320              93
Arlington Street CDO, Ltd. (p)
   Series 2000-1A Class A2
   7.660% due 06/10/12                                    898             925
Axa SA
   8.600% due 12/15/30                                     85             113
Banco Santander Chile (E)(p)
   3.310% due 12/09/09                                    195             195
Batterson Park CBO I, Ltd.
   Series 1998-1A Class A4
   6.130% due 01/02/11                                     32              33
Bowater Canada Finance
   7.950% due 11/15/11                                    245             243

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Brazilian Government International Bond
   11.000% due 01/11/12                                   300             347
   8.000% due 04/15/14                                    223             221
   8.875% due 04/15/24                                    530             517
   11.000% due 08/17/40                                   800             906
Brazilian Government International Bond (N)
   9.250% due 10/22/10                                     90              97
Brazilian Government International Bond (E)
   3.125% due 04/15/09                                    735             721
   8.840% due 06/29/09                                    100             114
   3.125% due 04/15/12                                    124             116
British Sky Broadcasting PLC
   8.200% due 07/15/09                                    345             391
British Telecommunications PLC
   8.375% due 12/15/10                                    185             217
   8.875% due 12/15/30                                     20              27
Canadian Oil Sands, Ltd. (p)
   4.800% due 08/10/09                                    140             140
Chile Government International Bond
   5.500% due 01/15/13                                  1,500           1,560
Conoco Funding Co.
   6.350% due 10/15/11                                    675             746
Deutsche Telekom International Finance BV
   8.500% due 06/15/10                                    595             690
   8.750% due 06/15/30                                    375             503
El Salvador Government International Bond
   8.250% due 04/10/32                                    250             257
EnCana Corp.
   6.500% due 08/15/34                                     60              68
Export-Import Bank of Korea (p)
   4.125% due 02/10/09                                    160             157
Export-Import Bank of Korea
   4.250% due 11/27/07                                     80              80
France Telecom SA
   8.000% due 03/01/11                                    550             634
   8.750% due 03/01/31                                    220             298
Hanarotelecom, Inc. (p)
   7.000% due 02/01/12                                    300             288
Hutchison Whampoa International 03/13, Ltd.
   (p)(N)
   6.500% due 02/13/13                                    165             177

 82  Fixed Income III Fund

FRANK RUSSELL INVESTMENT COMPANY
FIXED INCOME III FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Intelsat Bermuda, Ltd. (E)(p)
   7.805% due 01/15/12                                    145             145
Intelsat Bermuda, Ltd. (p)
   8.250% due 01/15/13                                     90              91
Intelsat, Ltd.
   6.500% due 11/01/13                                    325             258
Ispat Inland ULC
   9.750% due 04/01/14                                    529             604
Juniper CBO, Ltd. (p)
   Series 1999-1A Class A1
   6.830% due 04/15/11                                    176             179
Korea Development Bank (N)
   4.250% due 11/13/07                                     45              45
Korea Electric Power Corp. (p)
   5.125% due 04/23/34                                     85              85
Mantis Reef, Ltd. (p)
   4.692% due 11/14/08                                    200             200
Mexico Government International Bond
   8.375% due 01/14/11                                    100             114
   6.375% due 01/16/13                                    100             104
   8.125% due 12/30/19                                    200             234
   8.300% due 08/15/31                                    505             591
Mexico Government International Bond (N)
   8.000% due 09/24/22                                    405             470
   6.750% due 09/27/34                                    170             169
Mizuho Financial Group Cayman, Ltd. (p)
   5.790% due 04/15/14                                    380             393
Monumental Global Funding, Ltd. (p)
   4.625% due 03/15/10                                    135             136
Morgan Stanley Bank AG for OAO Gazprom (p)
   9.625% due 03/01/13                                    110             129
NAK Naftogaz Ukrainy
   8.125% due 09/30/09                                    400             411
Nationwide Building Society (p)
   4.250% due 02/01/10                                    115             114
Nexen, Inc.
   5.875% due 03/10/35                                    145             140
Norske Skog Canada, Ltd.
   Series D
   8.625% due 06/15/11                                    215             219
Oil Insurance, Ltd. (p)
   5.150% due 08/15/33                                    520             525
Peru Government International Bond
   9.125% due 02/21/12                                    100             115
Petroleum Geo-Services ASA
   8.000% due 11/05/06                                    299             304
Province of Quebec
   7.500% due 07/15/23                                    300             386

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Province of Quebec (N)
   5.000% due 07/17/09                                     25              26
Ras Laffan Liquefied Natural Gas Co., Ltd. (p)
   8.294% due 03/15/14                                     85              99
Rogers Wireless Communications, Inc.
   7.250% due 12/15/12                                     50              51
Royal Bank of Scotland Group PLC (f)
   Series 1
   9.118% due 03/31/49                                    600             715
Russia Government International Bond (p)
   5.000% due 03/31/30                                  1,100           1,170
Russia Government International Bond (p)(N)
   5.000% due 03/31/30                                  1,170           1,242
Salomon Brothers AG for OAO Siberian Oil Co.
   Series REGS
   10.750% due 01/15/09                                   535             595
Salomon Brothers AG for Tyumen Oil Co. (p)
   Series REGS
   11.000% due 11/06/07                                   290             321
Santander Financial Issuances
   6.375% due 02/15/11                                    180             196
Sanwa Finance Aruba AEC
   8.350% due 07/15/09                                    170             194
Sappi Papier Holding AG (p)
   6.750% due 06/15/12                                     65              71
Secunda International, Ltd. (E)
   11.141% due 09/01/12                                   220             216
Shaw Communications, Inc.
   8.250% due 04/11/10                                    265             290
   7.200% due 12/15/11                                     65              69
South Street CBO, Ltd.
   Series 1999-1A Class A1
   7.160% due 07/01/11                                    217             191
Stora Enso OYJ (N)
   7.375% due 05/15/11                                    105             118
Systems 2001 AT LLC (p)
   7.156% due 12/15/11                                    176             190
   6.664% due 09/15/13                                    133             146
Telecom Italia Capital SA
   6.375% due 11/15/33                                    145             151

                                                       Fixed Income III Fund  83

FRANK RUSSELL INVESTMENT COMPANY
FIXED INCOME III FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Telecom Italia Capital SA (p)
   4.000% due 01/15/10                                  1,645           1,589
   6.000% due 09/30/34                                    135             134
Telefonos de Mexico SA de CV
   4.500% due 11/19/08                                    340             335
Telus Corp.
   7.500% due 06/01/07                                    240             255
   8.000% due 06/01/11                                    650             751
Tengizchevroil Finance Co. (p)
   6.124% due 11/15/14                                    250             251
TuranAlem Finance BV (p)
   7.875% due 06/02/10                                    240             241
Tyco International Group SA
   6.375% due 10/15/11                                    600             650
UFJ Finance Aruba AEC
   6.750% due 07/15/13                                    120             132
Venezuela Government International Bond (N)
   9.375% due 01/13/34                                    255             252
Western Oil Sands, Inc.
   8.375% due 05/01/12                                    145             161
WPP Finance UK Corp. (N)
   5.875% due 06/15/14                                    115             120
                                                                 ------------
                                                                       29,267
                                                                 ------------

Mortgage-Backed Securities - 31.8%
Banc of America Commercial Mortgage, Inc.
   4.877% due 11/10/42                                    810             823
   Series 2004-3 Class A3
   4.875% due 06/10/39                                    675             685
   Series 2004-4 Class A3
   4.128% due 07/10/42                                    455             449
   Series 2004-5 Class A3
   4.561% due 11/10/41                                    185             184
Banc of America Funding Corp.
   Series 2004-3 Class 2A2
   5.000% due 09/25/19                                    254             254
Bank of America Alternative Loan Trust
   6.000% due 12/25/34                                    187             193
   Series 2003-10 Class 2A1
   6.000% due 12/25/33                                    284             291
   Series 2004-10 Class 1CB1
   6.000% due 11/25/34                                    167             172
   Series 2004-2 Class 1A1
   6.000% due 03/25/34                                    157             160
   Series 2005-3 Class 2A1
   5.500% due 04/25/20                                    250             255

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Bank of America Mortgage Securities
   Series 2004-1 Class 5A1
   6.500% due 09/25/33                                     35              35
Bank of America Mortgage Securities (E)
   Series 2003-D Class 1A2
   3.428% due 05/25/33                                     10              10
   Series 2003-I Class 2A4
   3.828% due 10/25/33                                    265             263
   Series 2004-A Class 1A1
   3.491% due 02/25/34                                    114             114
   Series 2004-E Class 1A1
   3.533% due 06/25/34                                    253             252
   Series 2004-G Class 2A6
   4.657% due 08/25/34                                    245             247
   Series 2005-A Class 2A1
   4.494% due 02/25/35                                    172             171
   Series 2005-B Class 2A1
   4.428% due 03/25/35                                    341             339
Bear Stearns Alt-A Trust
   Series 2005-4 Class 23A1
   5.446% due 05/25/35                                    800             808
Bear Stearns Commercial Mortgage Securities (p)
   Series 2004-ESA Class E
   5.064% due 05/14/16                                    265             269
Citigroup Commercial Mortgage Trust (E)(p)
   Series 2004-FL1 Class A1
   2.610% due 07/15/18                                    364             364
Countrywide Alternative Loan Trust
   Series 2004-J7 Class 1A2
   4.673% due 08/25/34                                    230             231
Countrywide Alternative Loan Trust (E)
   Series 2004-J5 Class 1A1
   3.040% due 07/25/34                                     79              79
Countrywide Home Loan Mortgage Pass Through
   Trust (E)
   Series 2005-9 Class M6
   4.170% due 05/25/35                                    225             226
CS First Boston Mortgage Securities Corp.
   Series 2003-29 Class 5A1
   7.000% due 12/25/33                                    151             156
   Series 2004-1 Class 3A1
   7.000% due 02/25/34                                     48              49

 84  Fixed Income III Fund

FRANK RUSSELL INVESTMENT COMPANY
FIXED INCOME III FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Deutsche ALT-A Securities, Inc. Alternate Loan
   Trust
   Series 2003-3 Class 2A3
   4.500% due 10/25/33                                    140             140
Deutsche Mortgage Securities, Inc.
   Series 2004-4 Class 1A2
   4.010% due 04/25/34                                    145             145
DLJ Commercial Mortgage Corp.
   Series 1998-CF1 Class A1B
   6.410% due 02/18/31                                    605             634
DLJ Mortgage Acceptance Corp. (E)
   Series 1996-Q5 Class A1
   3.030% due 06/25/26                                     13              13
Downey Savings & Loan Association Mortgage Loan
   Trust (E)
   Series 2004-AR3 Class 1A1B
   4.218% due 07/19/44                                    585             585
Fannie Mae
   6.000% due 2016                                         46              48
   5.000% due 2017                                         16              16
   5.500% due 2017                                         63              64
   6.000% due 2017                                         96             100
   6.500% due 2017                                        267             279
   5.000% due 2018                                      1,526           1,539
   10.000% due 2018                                        51              57
   10.000% due 2024                                        62              70
   7.500% due 2027                                         20              22
   7.000% due 2028                                         49              51
   5.500% due 2029                                        751             762
   6.500% due 2029                                          5               5
   7.000% due 2029                                        180             190
   7.500% due 2029                                        145             155
   8.000% due 2029                                         21              23
   8.500% due 2029                                          6               6
   7.000% due 2030                                         16              17
   7.500% due 2030                                        103             110
   8.500% due 2030                                        524             571
   9.500% due 2030                                        132             147
   7.000% due 2031                                        303             320
   7.500% due 2031                                        374             401
   8.000% due 2031                                        554             606
   8.500% due 2031                                        538             587
   6.000% due 2032                                      1,412           1,452
   6.500% due 2032                                      3,148           3,280
   7.000% due 2032                                        466             491
   7.500% due 2032                                        371             397
   8.000% due 2032                                         67              73
   5.000% due 2033                                      1,758           1,750
   5.500% due 2033                                        704             711
   6.500% due 2033                                      1,072           1,116
   5.000% due 2034                                      5,648           5,607

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
   5.500% due 2034                                      1,206           1,218
   6.000% due 2034                                      2,132           2,191
   6.500% due 2034                                        390             406
   7.500% due 2034                                        357             382
   5.000% due 2035                                        824             818
   5.500% due 2035                                      1,300           1,313
   6.000% due 2035                                        855             879
   Series 1997-281 Class 2
   Interest Only Strip
   9.000% due 11/01/26                                     63              14
   Series 2000-306 Class IO
   Interest Only Strip
   8.000% due 05/01/30                                     72              15
   Series 2001-317 Class 2
   Interest Only Strip
   8.000% due 08/01/31                                     78              16
   Series 2002-320 Class 2
   Interest Only Strip
   7.000% due 03/01/32                                     35               7
   Series 2003-16 Class NI
   Interest Only Strip
   5.000% due 02/25/15                                    482              30
   Series 2003-25 Class IK
   Interest Only Strip
   7.000% due 04/25/33                                    172              34
   Series 2003-32 Class UI
   Interest Only Strip
   6.000% due 05/25/33                                    193              36
   Series 2003-33 Class IA
   Interest Only Strip
   6.500% due 05/25/33                                  1,342             233
   Series 2003-35 Class IU
   Interest Only Strip
   6.000% due 05/25/33                                    260              49
   Series 2003-35 Class UI
   Interest Only Strip
   6.500% due 05/25/33                                    274              55
   Series 2003-64 Class JI
   Interest Only Strip
   6.000% due 07/25/33                                    248              45
   Series 2003-82 Class WI
   Interest Only Strip
   6.000% due 08/25/32                                     68               7
   Series 2004-27 Class JC
   5.000% due 05/25/34                                    376             374
   Series 2004-90 Class PC
   5.000% due 03/25/27                                    170             172

                                                       Fixed Income III Fund  85

FRANK RUSSELL INVESTMENT COMPANY
FIXED INCOME III FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Fannie Mae (E)
   4.251% due 11/01/25                                     44              45
   3.772% due 08/01/26                                    356             365
   Series 2002-50 Class SC
   Interest Only Strip
   5.250% due 12/25/29                                     60               3
Fannie Mae
   15 Year TBA (I)
   4.500%                                               4,300           4,246
   5.000%                                               7,875           7,930
   30 Year TBA (I)
   5.000%                                              13,430          13,266
   5.500%                                              31,570          31,913
   6.000%                                               8,935           9,164
   6.500%                                               6,080           6,322
   7.000%                                                 685             723
Fannie Mae Grantor Trust
   Series 2001-T8 Class A2
   9.500% due 07/25/41                                    122             135
Fannie Mae Whole Loan
   Series 2003-W14 Class 1A5
   4.710% due 09/25/43                                     25              25
   Series 2003-W17 Class 1A6
   5.310% due 08/25/33                                  1,700           1,695
   Series 2004-W9 Class 2A1
   6.500% due 02/25/44                                    179             185
Federal Home Loan Mortgage Corp. Structured Pass
   Through Securities
   Series 2003-58 Class 1A2
   3.108% due 05/25/35                                    129             129
   Series 2003-58 Class 2A
   6.500% due 09/25/43                                    168             174
   Series 2004-H017 Class A1
   2.614% due 07/15/11                                  1,181           1,169
Federal National Mortgage Association
   Series 2003-82 Class IA
   6.000% due 08/25/32                                    276              24
First Horizon Alternative Mortgage Securities
   Series 2004-FA1 Class 1A1
   6.250% due 10/25/34                                    429             442
First Horizon Asset Securities, Inc.
   Series 2003-5 Class 1A17
   8.000% due 07/25/33                                     68              72
First Horizon Asset Securities, Inc. (E)
   Series 2004-AR5 Class 4A1
   5.664% due 10/25/34                                    203             203
First Nationwide Trust (E)
   Series 2001-4 Class 3A5
   3.450% due 09/25/31                                      4               4

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Freddie Mac
   6.000% due 2016                                         86              89
   8.500% due 2017                                         86              93
   10.500% due 2017                                        36              41
   5.000% due 2018                                        135             137
   5.500% due 2019                                      2,580           2,644
   10.000% due 2020                                        86              96
   5.500% due 2024                                      1,967           1,994
   8.500% due 2027                                        193             211
   7.000% due 2030                                        185             195
   7.500% due 2030                                        302             326
   8.000% due 2030                                        113             123
   7.000% due 2031                                        284             300
   7.500% due 2031                                         27              29
   8.000% due 2031                                         37              41
   7.500% due 2032                                        166             178
   5.000% due 2033                                        892             891
   5.500% due 2033                                      1,221           1,236
   6.500% due 2033                                         88              92
   7.000% due 2033                                         70              74
   5.000% due 2034                                        405             402
   6.000% due 2034                                        510             524
   Series 1991-1037 Class Z
   9.000% due 02/15/21                                    104             104
   Series 1998-191 Class IO
   Interest Only Strip
   8.000% due 01/01/28                                     51              10
   Series 1998-194 Class IO
   Interest Only Strip
   6.500% due 04/01/28                                    171              34
   Series 2001-212 Class IO
   Interest Only Strip
   6.000% due 05/01/31                                    133              25
   Series 2001-215 Class IO
   Interest Only Strip
   8.000% due 06/01/31                                    108              21
   Series 2002-2468 Class VC
   6.000% due 10/15/27                                      3               3
   Series 2003-2591 Class IQ
   Interest Only Strip
   5.000% due 06/15/17                                    463              64
   Series 2003-2610 Class UI
   Interest Only Strip
   6.500% due 05/15/33                                    188              33

 86  Fixed Income III Fund

FRANK RUSSELL INVESTMENT COMPANY
FIXED INCOME III FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
   Series 2003-2613 Class DI
   Interest Only Strip
   5.500% due 05/15/27                                    476              34
   Series 2003-2632 Class YH
   3.500% due 08/15/22                                  1,065           1,052
   Series 2003-2634 Class IO
   Interest Only Strip
   5.000% due 10/15/27                                    989             108
   Series 2003-2644 Class IC
   Interest Only Strip
   5.000% due 05/15/22                                  1,140             110
   Series 2003-2649 Class IM
   Interest Only Strip
   7.000% due 07/15/33                                    243              42
   Series 2004-2727 Class PM
   4.500% due 01/15/34                                    170             158
   Series 2004-2859 Class PI
   Interest Only Strip
   5.500% due 05/15/24                                    647              72
   Series 2004-2878 Class IA
   Interest Only Strip
   5.500% due 04/15/24                                    406              42
   Series 2004-2887 Class QI
   Interest Only Strip
   5.500% due 02/15/24                                    553              57
   Series 2004-2889 Class OE
   5.000% due 01/15/30                                    290             291
   Series 2004-2890 Class PC
   5.000% due 07/15/30                                    340             341
   Series 2004-2902 Class LC
   5.500% due 12/15/17                                    250             256
   Series 2005-2922 Class IT
   Interest Only Strip
   5.000% due 07/15/23                                    391              65
   Series 2005-2927 Class IG
   Interest Only Strip
   5.000% due 04/15/23                                    439              71
Freddie Mac (E)
   3.711% due 2027                                        104             108
   4.308% due 2028                                         68              70
   4.088% due 2028                                         73              75
   7.652% due 2030                                         13              13
   3.732% due 2034                                        203             206
   Series 1999-2129 Class SG
   Interest Only Strip
   4.000% due 06/17/27                                    799              51
Freddie Mac
   15 Year TBA (I)
   5.000%                                                 800             806
   5.500%                                               2,875           2,943

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
   30 Year TBA (I)
   5.000%                                               1,255           1,242
   5.500%                                               2,785           2,809
   6.000%                                                 200             205
GE Capital Commercial Mortgage Corp.
   Series 2004-C2 Class A4
   4.893% due 03/10/40                                  1,105           1,110
Ginnie Mae I
   30 Year TBA (I)
   5.000%                                                  80              80
   5.500%                                               6,330           6,432
   6.500%                                                 290             304
   10.500% due 2016                                        29              33
   11.000% due 2020                                        85              94
   10.000% due 2022                                        69              78
   7.500% due 2024                                         50              54
   7.500% due 2032                                         53              57
Ginnie Mae II (E)
   3.750% due 2023                                         36              36
   4.125% due 2023                                         57              58
   4.625% due 2023                                         35              36
   3.750% due 2024                                        256             259
   4.125% due 2024                                        134             136
   4.625% due 2024                                        126             129
   3.375% due 2025                                        324             329
   3.750% due 2025                                          8               8
   4.625% due 2026                                        117             119
   3.375% due 2027                                        224             229
   3.750% due 2027                                        169             171
   4.625% due 2027                                         16              17
   3.375% due 2028                                          7               7
   3.375% due 2030                                        473             480
Global Signal Trust (p)
   Series 2004-2A Class A
   4.232% due 12/15/14                                    225             222
GMAC Commercial Mortgage Securities, Inc.
   Series 1998-C2 Class A2
   6.420% due 05/15/35                                    144             152
Government National Mortgage Association
   Series 2002-62 Class B
   4.763% due 01/16/25                                    160             161
   Series 2002-67 Class IL
   Interest Only Strip
   6.000% due 05/20/29                                  5,153              89

                                                       Fixed Income III Fund  87

FRANK RUSSELL INVESTMENT COMPANY
FIXED INCOME III FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Government National Mortgage Association (E)
   Series 1999-27 Class SE
   Interest Only Strip
   5.780% due 08/16/29                                    266              28
   Series 1999-44 Class SA
   Interest Only Strip
   6.070% due 12/16/29                                    266              29
   Series 2000-29 Class S
   Interest Only Strip
   6.000% due 09/20/30                                     87               5
   Series 2002-27 Class SA
   Interest Only Strip
   5.520% due 05/16/32                                    128               8
Government National Mortgage Association I
   30 Year TBA (I)
   5.000%                                               1,250           1,247
Greenwich Capital Commercial Funding Corp.
   Series 2004-GG1 Class A7
   5.317% due 06/10/36                                    435             450
GSMPS Mortgage Loan Trust (p)
   Series 1998-3 Class A
   7.750% due 09/19/27                                     80              86
   Series 1999-3 Class A
   8.000% due 08/19/29                                    141             152
   Series 2005-RP1 Class 1A3
   8.000% due 01/25/35                                    236             255
   Series 2005-RP1 Class 1A4
   8.500% due 01/25/35                                    134             148
GSR Mortgage Loan Trust
   Series 2004-7 Class 1A1
   3.454% due 06/25/34                                    780             770
JP Morgan Chase Commercial Mortgage Securities
   Corp.
   Series 2002-C1 Class A3
   5.376% due 07/12/37                                    220             229
   Series 2003-C1 Class A2
   4.985% due 01/12/37                                    337             343
   Series 2004-LN2 Class A1
   4.475% due 07/15/41                                    600             597
   Series 2005-CB11 Class A3
   5.197% due 08/12/37                                    665             684
JP Morgan Chase Commercial Mortgage Securities
   Corp. (E)(p)
   Series 2004-FL1A Class A1
   2.760% due 04/16/19                                    397             397
LB-UBS Commercial Mortgage Trust
   Series 2004-C4 Class A3
   4.987% due 06/15/29                                  1,055           1,087

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
   Series 2005-C2 Class A2
   4.821% due 04/15/30                                    255             259
Mastr Alternative Loans Trust
   Series 2003-9 Class 1A1
   5.500% due 12/25/18                                    219             225
   Series 2003-6 Class 3A1
   8.000% due 09/25/33                                     71              75
   Series 2005-3 Class 7A1
   6.000% due 04/25/35                                    365             373
Mastr Reperforming Loan Trust (p)
   Series 2005-1 Class 1A5
   8.000% due 08/25/34                                    354             379
Mellon Residential Funding Corp. (E)
   Series 2000-TBC2 Class A1
   3.050% due 06/15/30                                    531             529
Merrill Lynch Mortgage Trust
   4.351% due 11/15/10                                    105             105
   4.330% due 11/25/10                                    105             105
   Series 2004-BPC1 Class A3
   4.467% due 10/12/41                                    115             114
   Series 2004-MKB1 Class A2
   4.353% due 02/12/42                                    580             577
   Series 2005-MKB2 Class A4
   5.204% due 09/12/42                                    300             307
Merrill Lynch Mortgage Trust (p)
   Series 2002-MW1 Class J
   5.695% due 07/12/34                                    185             180
Nomura Asset Acceptance Corp.
   Series 2004-AP2 Class A2
   4.099% due 07/25/34                                    195             195
Nomura Asset Securities Corp.
   Series 1998-D6 Class A1B
   6.590% due 03/15/30                                    205             218
Prime Mortgage Trust
   Series 2004-CL1 Class 1A1
   6.000% due 02/25/34                                    134             136
Prime Mortgage Trust (E)
   Series 2004-CL1 Class 1A2
   3.250% due 02/25/34                                     89              89
   Series 2004-CL1 Class 2A2
   3.250% due 02/25/19                                     45              45
Residential Asset Mortgage Products, Inc.
   Series 2004-SL1 Class A3
   7.000% due 11/25/31                                    145             148

 88  Fixed Income III Fund

FRANK RUSSELL INVESTMENT COMPANY
FIXED INCOME III FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
   Series 2004-SL4 Class A3
   6.500% due 07/25/32                                    236             244
Small Business Administration
   Series 2000-P10B Class 1
   7.449% due 08/01/10                                    201             216
Structured Adjustable Rate Mortgage Loan Trust
   Series 2004-18 Class 5A
   5.500% due 12/25/34                                    200             203
Structured Asset Securities Corp.
   Series 2002-22H Class 1A
   6.998% due 11/25/32                                     60              61
   Series 2004-12H Class 1A
   6.000% due 05/25/34                                    236             240
   Series 2004-21XS Class 1A3
   4.440% due 12/25/34                                  1,105           1,094
Thornburg Mortgage Securities Trust (E)
   Series 2004-2 Class A2
   2.800% due 06/25/44                                    127             127
Vendee Mortgage Trust
   Series 2000-1 Class 2G
   7.250% due 06/15/09                                    178             178
Wachovia Bank Commercial Mortgage Trust
   Series 2005-C16 Class A2
   4.380% due 10/15/41                                  1,095           1,090
Washington Mutual
   Series 2004-CB3 Class 1A
   6.000% due 10/25/34                                    120             123
   Series 2004-CB3 Class 4A
   6.000% due 10/25/19                                    311             322
Washington Mutual (E)
   Series 2003-AR4 Class A7
   3.950% due 05/25/33                                     60              59
   Series 2003-AR9 Class 1A7
   4.058% due 09/25/33                                    236             234
   Series 2004-AR10 Class A2C
   2.948% due 07/25/44                                    137             137
   Series 2004-AR12 Class A3
   2.948% due 10/25/44                                    330             333
Washington Mutual, Inc.
   Series 2005-AR3 Class A1
   4.661% due 03/25/35                                    311             311
Washington Mutual, Inc. (E)
   Series 2005-AR6 Class B3
   3.690% due 04/25/45                                    425             425
Wells Fargo Mortgage Backed Securities Trust
   Series 2004-I Class 1A1
   3.391% due 07/25/34                                    442             442

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Wells Fargo Mortgage Backed Securities Trust (E)
   Series 2003-K Class 2A5
   4.522% due 11/25/33                                    160             154
   Series 2004-DD Class 2A3
   4.545% due 01/25/35                                    280             279
   Series 2004-DD Class 2A6
   4.545% due 01/25/35                                    445             451
   Series 2004-T Class A1
   3.455% due 09/25/34                                    295             294
                                                                 ------------
                                                                      165,855
                                                                 ------------

Municipal Bonds - 1.2%
Badger TOB Asset Securitization Corp. Revenue
   Bonds, weekly demand
   6.375% due 06/01/32                                    800             817
California State University Revenue Bonds,
   weekly demand (u)
   5.000% due 11/01/30                                    140             148
City of Colorado Springs Colorado Revenue Bonds,
   weekly demand
   5.000% due 11/15/33                                    200             209
City of Forsyth Montana Revenue Bonds, annual
   demand (E)
   5.200% due 05/01/33                                     70              74
City of New York New York General Obligation
   Unlimited, weekly demand
   5.000% due 03/01/30                                    100             104
Colorado Department of Transportation Revenue
   Bonds (u)
   5.000% due 12/15/13                                    480             534
Golden State Tobacco Securitization Corp.
   Revenue Bonds, weekly demand
   6.250% due 06/01/33                                    435             449
   5.625% due 06/01/38                                    140             152
New Jersey Economic Development Authority
   Revenue Bonds, weekly demand
   5.750% due 06/15/34                                    235             247

                                                       Fixed Income III Fund  89

FRANK RUSSELL INVESTMENT COMPANY
FIXED INCOME III FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
New York State Urban Development Corp. Revenue
   Bonds, weekly demand (u)
   5.250% due 03/15/34                                    180             192
Puerto Rico Public Buildings Authority Revenue
   Bonds, weekly demand
   5.250% due 07/01/33                                    325             346
Sales Tax Asset Receivables Corp. Revenue Bonds,
   weekly demand (u)
   5.250% due 10/15/27                                    215             234
State of California General Obligation Unlimited
   5.250% due 07/01/13                                    190             212
State of California General Obligation
   Unlimited, weekly demand
   5.000% due 02/01/33                                    100             103
State of Illinois General Obligation Unlimited
   5.100% due 06/01/33                                    150             148
State of Oregon General Obligation Unlimited
   5.892% due 06/01/27                                    175             191
University of Illinois Revenue Bonds, weekly
   demand (u)
   5.000% due 04/01/29                                  1,500           1,570
West Virginia Economic Development Authority
   Revenue Bonds
   6.070% due 07/01/26                                    200             216
West Virginia Economic Development Authority
   Revenue Bonds (u)
   5.370% due 07/01/20                                     65              67
                                                                 ------------
                                                                        6,013
                                                                 ------------

Non-US Bonds - 2.1%
Canada Housing Trust No. 1
   3.750% due 03/15/10                           CAD      499             396
Canadian Government Bond
   5.750% due 06/01/33                           CAD      100              94
   3.000% due 12/01/36                           CAD      100              99
Deutsche Bundesrepublik
   5.000% due 07/04/11                           EUR      362             518
   5.625% due 01/04/28                           EUR      100             162
   5.500% due 01/04/31                           EUR      200             321
   4.750% due 07/04/34                           EUR      200             292
France Government Bond OAT
   5.750% due 10/25/32                           EUR      400             668
   4.750% due 04/25/35                           EUR      400             583
   4.000% due 04/25/55                           EUR      100             129
Inter-American Development Bank
   1.900% due 07/08/09                           JAP   73,000             744

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Italy Buoni Poliennali Del Tesoro
   4.250% due 02/01/15                           EUR      660             899
KBC Bank Funding Trust I (f)
   6.875% due 06/09/49                           EUR      600             879
Norway Government Bond
   5.000% due 05/15/15                           NOK    5,565             970
Poland Government Bond
   6.000% due 05/24/09                           PLN      435             132
Russia Paris Club Participant (p)
   2.025% due 08/20/20                           JPY   30,207             263
Spain Government Bond
   5.750% due 07/30/32                           EUR      200             333
   4.200% due 01/31/37                           EUR      100             133
Sweden Government Bond
   5.000% due 12/01/20                           SEK    3,055             506
United Kingdom Gilt
   5.750% due 12/07/09                           GBP      900           1,805
   8.000% due 09/27/13                           GBP      234             554
   8.000% due 06/07/21                           GBP      193             513
                                                                 ------------
                                                                       10,993
                                                                 ------------

Registered Investment Company Funds - 0.0%
Pacific Investment Management Co.
   Series High Yield Portfolio Institutional            6,289              51
                                                                 ------------

United States Government Agencies - 1.1%
Fannie Mae
   5.250% due 08/01/12                                    505             523
   Zero coupon due 10/09/19                               455             213
Fannie Mae (N)
   3.875% due 02/15/10                                  1,075           1,060
   4.375% due 03/15/13                                    435             433
   5.000% due 04/15/15                                    200             207
Fannie Mae (E)
   2.925% due 09/22/06                                    600             599
Financing Corp.
   Principal Only Strip
   Zero Coupon due 08/03/18                               535             284
   Zero Coupon due 04/05/19                               475             242
   Zero Coupon due 09/26/19                               535             266
Freddie Mac
   5.125% due 11/07/13                                    530             532

 90  Fixed Income III Fund

FRANK RUSSELL INVESTMENT COMPANY
FIXED INCOME III FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Freddie Mac (N)
   2.750% due 03/15/08                                    280             271
   4.000% due 12/15/09                                  1,080           1,073
                                                                 ------------
                                                                        5,703
                                                                 ------------
United States Government Treasuries - 21.7%
United States Treasury Inflation Indexed Bonds
   (N)
   3.375% due 01/15/07 (sec.)                           1,204           1,264
   3.875% due 01/15/09                                    702             775
   4.250% due 01/15/10                                  2,394           2,738
   0.875% due 04/15/10                                    481             474
   3.375% due 01/15/12                                  1,620           1,833
   3.000% due 07/15/12                                  3,514           3,909
   2.000% due 07/15/14                                  2,828           2,935
   1.625% due 01/15/15                                  1,763           1,767
   2.375% due 01/15/25                                  1,857           2,028
   3.625% due 04/15/28                                    593             792
United States Treasury Notes (N)
   4.625% due 05/15/06                                  1,820           1,842
   7.000% due 07/15/06                                    170             177
   3.500% due 11/15/06                                  7,850           7,846
   3.000% due 12/31/06                                  2,555           2,530
   3.375% due 02/28/07                                    385             383
   3.125% due 05/15/07                                  6,150           6,088
   4.375% due 05/15/07                                  3,710           3,762
   3.500% due 12/15/09                                 11,380          11,199
   6.500% due 02/15/10                                  3,050           3,395
   4.000% due 03/15/10                                     55              55
   4.000% due 04/15/10                                  1,035           1,040
   5.000% due 08/15/11                                    350             370
   3.875% due 02/15/13                                  4,375           4,317
   4.250% due 08/15/13                                 11,175          11,266
   4.750% due 05/15/14                                  8,094           8,438
   4.000% due 02/15/15                                  2,320           2,282
   8.750% due 05/15/17                                    775           1,091
   8.125% due 08/15/19                                  4,950           6,838
   7.625% due 02/15/25                                  1,450           2,015
   6.000% due 02/15/26                                  4,860           5,751
   6.375% due 08/15/27                                    745             926
   5.250% due 11/15/28                                  4,100           4,472
   6.125% due 08/15/29                                  3,185           3,887
   5.375% due 02/15/31 (sec.)                           2,700           3,050

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
United States Treasury
   Principal Only Strip (N)
   Zero Coupon due 02/15/25                             2,450             964
   Zero Coupon due 02/15/27                             2,450             881
                                                                 ------------
                                                                      113,380
                                                                 ------------

TOTAL LONG-TERM INVESTMENTS
(cost $436,981)                                                       443,265
                                                                 ------------

PREFERRED STOCKS - 0.1%
Financial Services - 0.1%
DG Funding Trust (p)                                       59             638
                                                                 ------------

Producer Durables - 0.0%
Nexen, Inc.
   7.350% due 11/01/43                                  4,055             107
                                                                 ------------

TOTAL PREFERRED STOCKS
(cost $723)                                                               745
                                                                 ------------

WARRANTS & RIGHTS - 0.0%
Consumer Discretionary - 0.0%
Travelcenters of America, Inc.
   2009 Warrants (AE)                                      20              --
                                                                 ------------

Materials and Processing - 0.0%
Solutia, Inc.
   2009 Warrants (AE)(p)                                  450              --
                                                                 ------------

Miscellaneous - 0.0%
Mexico Government International Bond Value
   Recovery Rights (AE)
   Series C                                         2,000,000              12
   Series D                                         1,996,000              29
   Series E                                         1,300,000              50
                                                                 ------------
                                                                           91
                                                                 ------------

Utilities - 0.0%
GT Group Telecom, Inc.
   2010 Warrants (AE)(p)                                  450              --
                                                                 ------------

TOTAL WARRANTS & RIGHTS
(cost $93)                                                                 91
                                                                 ------------

SHORT-TERM INVESTMENTS - 32.3%
ANZ Delaware, Inc. (c)(z)
   2.840% due 06/03/05                                  3,100           3,092

                                                       Fixed Income III Fund  91

FRANK RUSSELL INVESTMENT COMPANY
FIXED INCOME III FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Ares Leveraged Investment Fund, LP (E)(p)
   6.800% due 10/31/05                                    280             280
Barclays US Funding, LLC
   2.665% due 05/02/05 (c)(z)                             100             100
   2.770% due 05/09/05 (c)(z)                             600             600
   2.925% due 05/19/05 (c)(z)                           2,700           2,696
   3.085% due 08/18/05 (c)                              1,000             989
Bombardier Capital, Inc. (E)(p)
   5.100% due 05/30/05                                    395             395
Brazilian Government International Bond (E)
   3.063% due 04/15/06                                    152             152
Comcast Corp. (c)(z)
   3.109% due 05/18/05                                    300             300
CSX Corp.
   2.750% due 02/15/06                                     55              54
Danske Corp. Discount Notes (c)
   2.980% due 06/30/05                                    500             496
   3.010% due 07/07/05                                  4,100           4,069
Dexia Delaware
   2.710% due 05/16/05 (c)(z)                             700             699
   2.995% due 06/01/05 (c)(z)                           3,500           3,491
   3.000% due 07/05/05 (c)                                400             397
DNB Nor Bank ASA (c)
   2.700% due 05/31/05                                  3,900           3,891
   2.775% due 06/14/05                                    600             598
Fannie Mae Discount Notes
   2.490% due 05/04/05 (c)(z)                           1,000           1,000
   2.627% due 06/01/05 (c)(z)                           2,800           2,793
   2.645% due 06/01/05 (c)(z)                             100             100
   2.710% due 06/01/05 (c)                                400             397
   2.604% due 06/08/05 (c)                              2,400           2,383
   2.675% due 06/13/05 (c)(z)                             400             399
   2.875% due 06/27/05 (c)                              2,500           2,478
   2.955% due 07/06/05 (c)                                700             695
   2.866% due 07/13/05 (c)                              2,000           1,986
   3.010% due 07/27/05 (c)                              1,200           1,191
Federal Home Loan Bank Discount Note (c)
   2.838% due 06/10/05                                 10,000           9,930
   3.030% due 08/08/05                                    900             892
Ford Motor Credit Co.
   7.600% due 08/01/05                                    200             201
   6.875% due 02/01/06                                    300             303
France Telecom SA
   7.450% due 03/01/06                                    750             772
Frank Russell Investment Company Money Market
   Fund                                            67,971,000          67,971

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Freddie Mac Discount Notes
   2.720% due 05/05/05 (c)(z)                           1,100           1,100
   2.655% due 05/17/05 (c)(z)                           3,200           3,196
   2.790% due 05/31/05 (c)(z)                           1,500           1,497
   2.680% due 06/15/05 (c)(z)                           3,300           3,289
   2.710% due 06/17/05 (c)                                100             100
   2.690% due 06/20/05 (c)(z)                           2,200           2,192
   3.000% due 07/26/05 (c)                              1,500           1,489
   3.000% due 08/08/05 (c)                              2,700           2,666
General Electric Capital Corp. Discount Note (z)
   2.840% due 06/01/05 (c)(z)                           1,900           1,896
   2.970% due 06/20/05 (c)(z)                             200             199
   3.040% due 07/11/05 (c)                              2,200           2,183
General Motors Acceptance Corp.
   7.500% due 07/15/05                                    300             301
   3.580% due 04/13/06                                  1,100           1,081
GTE Hawaiian Telephone Co.
   Series A
   7.000% due 02/01/06                                    195             196
HBOS Treasury Services, PLC
   2.705% due 05/11/05 (c)(z)                           1,500           1,499
   2.870% due 05/17/05 (c)(z)                           3,100           3,096
ING US Funding, LLC
   2.960% due 06/21/05 (c)(z)                           2,800           2,788
   3.090 due 07/26/05 (c)                               1,600           1,588
Lone Star Industries (p)
   8.850% due 06/15/05                                    195             196
Niagara Mohawk Power Corp.
   Series F
   7.625% due 10/01/05                                    435             442
Nisource Finance Corp.
   7.625% due 11/15/05                                     95              97
Power Contract Financing LLC (p)
   5.200% due 02/01/06                                    154             156
Rabobank USA Financial Corp. (c)(z)
   2.640% due 05/20/05                                  3,900           3,895
Smurfit Capital Funding PLC
   6.750% due 11/20/05                                  1,320           1,320
Svenska Handlesbanken, Inc. (c)
   3.050% due 07/20/05                                  4,100           4,068
Swedbank Forenings
   2.710% due 05/31/05 (c)(z)                           1,000             998
   2.980% due 07/01/05 (c)                              3,400           3,374
UBS Financial Del, LLC
   2.565% due 05/06/05 (c)(z)                             400             400
   2.800% due 05/06/05 (c)(z)                             200             200
   2.670% due 05/25/05 (c)(z)                             100             100

 92  Fixed Income III Fund

FRANK RUSSELL INVESTMENT COMPANY
FIXED INCOME III FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
   2.950% due 05/25/05 (c)(z)                           1,400           1,397
   3.020% due 07/22/05 (c)                              2,500           2,474
United States Treasury Bills (c)(z)(sec.)
   2.680% due 06/02/05                                     25              25
   2.740% due 06/16/05                                    300             299
   2.883% due 07/14/05                                    200             198
United States Treasury Notes (N)
   2.000% due 08/31/05                                    610             608
   1.875% due 01/31/06                                  1,500           1,485
                                                                 ------------

TOTAL SHORT-TERM INVESTMENTS
(cost $167,963)                                                       167,878
                                                                 ------------

OTHER SECURITIES - 23.0%
Frank Russell Investment Company Money Market
   Fund (X)                                        28,903,445          28,903
State Street Securities Lending Quality Trust
   (X)                                             91,065,467          91,066
                                                                 ------------

TOTAL OTHER SECURITIES
(cost $119,968)                                                       119,969
                                                                 ------------

TOTAL INVESTMENTS - 140.4%
(identified cost $725,728)                                            731,948

OTHER ASSETS AND LIABILITIES,
NET - (40.4%)                                                        (210,671)
                                                                 ------------

NET ASSETS - 100.0%                                                   521,277
                                                                 ============

               A portion of the portfolio has been fair valued as of period end.

  See accompanying notes which are an integral part of the financial statements.

                                                       Fixed Income III Fund  93

FRANK RUSSELL INVESTMENT COMPANY
FIXED INCOME III FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2005 (UNAUDITED)

Amounts in thousands

                                                                       UNREALIZED
                                                     NOTIONAL         APPRECIATION
FUTURES CONTRACTS                                     AMOUNT         (DEPRECIATION)
(NUMBER OF CONTRACTS)                                    $                  $
------------------------------------------------------------------------------------
Long Positions
10 Year Japan Government Bond Futures
   expiration date 06/05 (1)                                1,340                 31

Eurodollar Futures
   expiration date 06/05 (1)                                  241                 --
   expiration date 09/05 (66)                              15,882                (44)
   expiration date 12/05 (39)                               9,366                (13)
   expiration date 03/06 (30)                               7,196                 10
   expiration date 09/06 (2)                                  479                 --

United States Treasury Bonds
   expiration date 06/05 (41)                               4,709                 40

United States Treasury 2 Year Notes
   expiration date 06/05 (109)                             22,640                 (3)

United States Treasury 5 Year Notes
   expiration date 06/05 (13)                               1,410                 10

United States Treasury 10 Year Notes
   expiration date 06/05 (347)                             38,663                497

Short Positions
United States Treasury Bonds
   expiration date 06/05 (11)                               1,263                (19)

United States Treasury 2 Year Notes
   expiration date 06/05 (113)                             23,470                 31

United States Treasury 5 Year Notes
   expiration date 06/05 (197)                             21,365                (94)

United States Treasury 10 Year Notes
   expiration date 06/05 (21)                               2,340                (20)
                                                                     ---------------

Total Unrealized Appreciation (Depreciation) on
   Open Futures Contracts                                                        426
                                                                     ===============
                                                     NOTIONAL            MARKET
OPTIONS WRITTEN                                       AMOUNT              VALUE
(NUMBER OF CONTRACTS)                                    $                  $
------------------------------------------------------------------------------------
Euribor Futures
   Jun 2005 94.25 (GBP) Put (7)                             1,573                 --
   Jun 2005 97.00 (EUR) Put (18)                            5,661                 --

United States Treasury Bonds
   May 2005 116.00 Call (3)                                   348                 (1)
   May 2005 108 Put (42)                                    4,536                 (1)

United States Treasury Notes
   10 Year Futures
   May 2005 112.00 Call (10)                                1,120                 (3)
   May 2005 113.00 Call (36)                                4,068                 (5)
   May 2005 114.00 Call (7)                                   798                 --
   May 2005 108 Put (51)                                    5,508                 (2)
   May 2005 111 Put (9)                                       999                 (1)
                                                                     ---------------

Total Liability for Options Written
   (premiums received $72)                                                       (13)
                                                                     ===============

See accompanying notes which are an integral part of the financial statements.

 94  Fixed Income III Fund

FRANK RUSSELL INVESTMENT COMPANY
FIXED INCOME III FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2005 (UNAUDITED)

Amounts in thousands

FOREIGN CURRENCY EXCHANGE CONTRACTS
                                                             UNREALIZED
                                                            APPRECIATION
      AMOUNT                 AMOUNT          SETTLEMENT    (DEPRECIATION)
       SOLD                  BOUGHT             DATE             $
-------------------   --------------------   -----------   --------------
USD             891      AUD         1,131    05/27/05                (10)
USD             106      BRL           300    09/08/05                  7
USD             100      BRL           285    09/09/05                  7
USD              85      EUR            66    05/18/05                 --
USD             134      EUR           103    05/20/05                 (2)
USD              40      EUR            31    05/27/05                 (1)
USD             123      EUR            92    05/27/05                 (5)
USD              58      JPY         6,047    05/10/05                 --
USD              77      JPY         8,062    05/10/05                 --
USD              86      JPY         9,069    05/10/05                 --
USD              86      JPY         9,071    05/10/05                 --
USD             100      JPY        10,563    05/17/05                  1
USD             747      JPY        78,427    05/20/05                  2
USD             310      JPY        32,691    06/13/05                  3
USD           1,620      JPY       174,586    06/13/05                 51
USD             937      JPY       100,000    06/30/05                 22
USD              65      PLN           215    05/20/05                 --
USD             136      PLN           400    05/27/05                (16)
AUD           1,131      USD           884    05/27/05                  3
BRL              83      USD            31    09/08/05                 --
BRL              84      USD            32    09/08/05                 --
CAD             238      USD           192    06/09/05                  3
EUR              91      USD           118    05/18/05                  1
EUR           1,979      USD         2,559    05/18/05                 11
EUR              50      USD            65    05/20/05                 --
EUR             197      USD           257    05/20/05                  3
EUR             869      USD         1,138    05/25/05                 19
EUR             122      USD           160    05/27/05                  2
EUR             691      USD           929    05/27/05                 39
EUR             709      USD           918    06/30/05                  4
GBP              13      USD            25    05/27/05                 --
GBP              22      USD            42    05/27/05                 --
GBP             247      USD           464    05/27/05                 (7)
GBP             271      USD           509    05/27/05                 (7)
JPY          32,250      USD           307    05/10/05                 (1)
JPY          78,427      USD           731    05/20/05                (19)
JPY           1,099      USD            10    05/27/05                 --
NOK           6,232      USD         1,024    05/27/05                 36
PLN             431      USD           134    05/20/05                  4
PLN             400      USD           130    05/27/05                 10
                                                           --------------

Total Unrealized Appreciation (Depreciation) on Open
   Foreign Currency Related Transactions                              160
                                                           ==============

  See accompanying notes which are an integral part of the financial statements.

                                                       Fixed Income III Fund  95

FRANK RUSSELL INVESTMENT COMPANY
FIXED INCOME III FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2005 (UNAUDITED)

Amounts in thousands

INDEX SWAPS
---------------------------------------------------------------------------------------------------------------------------
                                                                                                              UNREALIZED
                                                    NOTIONAL                                                 APPRECIATION
        FUND RECEIVES                COUNTER         AMOUNT            FUND PAYS           TERMINATION      (DEPRECIATION)
     UNDERLYING SECURITY              PARTY             $            FLOATING RATE             DATE               $
------------------------------   ----------------   ---------   -----------------------   --------------   ----------------
Lehman Brothers CMBS Index -                                    1 Month USD LIBOR-
   AAA                           Goldman Sachs          1,510      BBA minus 0.10%           07/01/05                    19
                                                                                                           ----------------

Total Unrealized Appreciation (Depreciation) on Open Index Swaps                                                         19
                                                                                                           ================

INTEREST RATE SWAPS
------------------------------------------------------------------------------------------------------------------------------
                             NOTIONAL                                                                              MARKET
        COUNTER               AMOUNT                                                         TERMINATION           VALUE
         PARTY                  $              FUND RECEIVES             FUND PAYS               DATE                $
-----------------------   --------------   ----------------------   --------------------   ----------------   ----------------
Bank of America              CAD     100   6.000%                   Six Month LIBOR            12/16/19                      1
Barclay's                   GBP      100   5.000%                   Six Month LIBOR            03/15/32                     (6)
Barclay's                    EUR     100   6.000%                   Six Month LIBOR            03/15/32                     12
JP Morgan                    EUR     500   6.000%                   Three Month LIBOR          06/18/34                     84
Merrill                      EUR     200   6.000%                   Six Month LIBOR            06/18/15                     34
UBS                         JPY  125,000   2.000%                   Six Month LIBOR            06/15/12                    (90)
                                                                                                              ----------------

Total Market Value of Interest Rate Swaps Premiums Paid (Received) - $24                                                    35
                                                                                                              ================

See accompanying notes which are an integral part of the financial statements.

 96  Fixed Income III Fund

FRANK RUSSELL INVESTMENT COMPANY
FIXED INCOME III FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2005 (UNAUDITED)

                                                         % OF
                                                          NET
PORTFOLIO SUMMARY                                       ASSETS
-------------------------------------------------------------------
Asset-Backed Securities                                         8.1
Corporate Bonds and Notes                                      13.4
International Debt                                              5.6
Mortgage-Backed Securities                                     31.8
Municipal Bonds                                                 1.2
Non-US Bonds                                                    2.1
Registered Investment Company Funds                              --*
United States Government Agencies                               1.1
United States Government Treasuries                            21.7
Preferred Stocks                                                0.1
Warrants & Rights                                                --*
Short Term Investments                                         32.3
Other Securities                                               23.0
                                                    ---------------
Total Investments                                             140.4
Other Assets and Liabilities, Net                             (40.4)
                                                    ---------------

Net Assets                                                    100.0
                                                    ===============
Futures Contracts                                               0.1
Options Written                                                  --*
Foreign Currency Contracts                                       --*
Index Swap Contracts                                             --*
Interest Rate Swap Contracts                                     --*

*  Less than .05%

  See accompanying notes which are an integral part of the financial statements.

                                                       Fixed Income III Fund  97

FRANK RUSSELL INVESTMENT COMPANY
EMERGING MARKETS FUND

SHAREHOLDER EXPENSE EXAMPLE -- APRIL 30, 2005 (UNAUDITED)

--------------------------------------------------------------------------------

FUND EXPENSES

THE FOLLOWING DISCLOSURE PROVIDES IMPORTANT INFORMATION REGARDING EACH FUND'S EXPENSE EXAMPLE, WHICH APPEARS ON EACH FUND'S INDIVIDUAL PAGE IN THIS SEMIANNUAL REPORT. PLEASE REFER TO THIS INFORMATION WHEN REVIEWING THE EXPENSE EXAMPLE FOR A FUND.

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including advisory and administrative fees; distribution and/or service (12b-1) fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from November 1, 2004 to April 30, 2005.

ACTUAL EXPENSES

The information in the table under the heading "Actual Performance" provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table under the heading "Hypothetical Performance (5% return before expenses)" provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading "Hypothetical Performance (5% return before expenses)" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                  HYPOTHETICAL
                                                  PERFORMANCE
                                  ACTUAL           (5% RETURN
CLASS C                        PERFORMANCE      BEFORE EXPENSES)
-------                       --------------    ----------------
Beginning Account Value
November 1, 2004              $     1,000.00      $     1,000.00
Ending Account Value April
30, 2005                      $     1,140.10      $     1,011.41
Expenses Paid During
Period*                       $        14.54      $        13.66

* Expenses are equal to the Fund's annualized expense ratio of 2.74%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

                                                  HYPOTHETICAL
                                                  PERFORMANCE
                                  ACTUAL           (5% RETURN
CLASS E                        PERFORMANCE      BEFORE EXPENSES)
-------                       --------------    ----------------
Beginning Account Value
November 1, 2004              $     1,000.00      $     1,000.00
Ending Account Value April
30, 2005                      $     1,144.30      $     1,015.23
Expenses Paid During
Period*                       $        10.47      $         9.84

* Expenses are equal to the Fund's annualized expense ratio of 1.97%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

                                                  HYPOTHETICAL
                                                  PERFORMANCE
                                  ACTUAL           (5% RETURN
CLASS S                        PERFORMANCE      BEFORE EXPENSES)
-------                       --------------    ----------------
Beginning Account Value
November 1, 2004              $     1,000.00      $     1,000.00
Ending Account Value April
30, 2005                      $     1,145.70      $     1,016.52
Expenses Paid During
Period*                       $         9.10      $         8.55

* Expenses are equal to the Fund's annualized expense ratio of 1.71%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

 98  Emerging Markets Fund

FRANK RUSSELL INVESTMENT COMPANY
EMERGING MARKETS FUND

SCHEDULE OF INVESTMENTS -- APRIL 30, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
COMMON STOCKS - 86.8%
Argentina - 0.1%
Acindar Industria Argentina de
   Aceros SA                                          155,000             314
Central Costanera SA Class T (AE)                     233,100             280
IRSA Inversiones y Representaciones SA (AE)                 6              --
IRSA Inversiones y Representaciones SA GDR
   (AE)(N)                                             15,500             175
                                                                 ------------
                                                                          769
                                                                 ------------

Austria - 0.1%
Raiffeisen International Bank Holding AG (AE)           9,500             489
                                                                 ------------

Brazil - 7.5%
Banco do Brasil SA                                     67,500             781
Brasil Telecom Participacoes SA ADR (N)                42,400           1,386
Braskem SA ADR                                         78,500           3,078
Centrais Eletricas Brasileiras SA                      28,300              --
Cia Brasileira de Distribuicao Grupo Pao de
   Acucar ADR                                         100,800           2,026
Cia de Bebidas das Americas ADR                        46,600           1,263
Cia de Concessoes Rodoviarias                          38,200             801
Cia de Saneamento Basico do Estado de Sao Paulo    27,260,000           1,418
Cia Energetica de Minas Gerais ADR                    106,000           2,934
Cia Siderurgica Nacional SA                            80,406           1,754
Cia Vale do Rio Doce                                   61,300           1,661
Cia Vale do Rio Doce - SP ADR (N)                     168,600           3,912
Cia Vale do Rio Doce ADR                               54,500           1,469
Gerdau SA ADR (N)                                     175,800           1,714
Gol Linhas Aereas Inteligentes SA - ADR ADR (N)        14,600             414
Natura Cosmeticos SA                                  165,763           4,982
Petroleo Brasileiro SA                                 70,039           2,978
Petroleo Brasileiro SA ADR (N)                        153,700           6,445
Petroleo Brasileiro SA ADR (N)                         98,944           3,636
Souza Cruz SA                                          13,200             153
Tele Centro Oeste Celular Participacoes SA ADR
   (N)                                                 20,100             211
Tele Norte Leste Participacoes SA                      49,692             990
Tele Norte Leste Participacoes SA ADR (N)             163,200           2,415
Telesp Celular Participacoes SA ADR (N)                83,099             439

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Uniao de Bancos Brasileiros SA                        390,708           2,593
Unibanco - Uniao de Bancos Brasileiros SA GDR          73,500           2,439
                                                                 ------------
                                                                       51,892
                                                                 ------------

Canada - 0.1%
PetroKazakhstan, Inc. Class A                          24,265             704
                                                                 ------------

Chile - 0.2%
Coca-Cola Embonor SA ADR (AE)                         107,000             679
Embotelladora Andina SA ADR Class B (N)                54,400             730
                                                                 ------------
                                                                        1,409
                                                                 ------------

China - 2.2%
China Petroleum & Chemical Corp. Class A            7,919,254           3,128
China Telecom Corp., Ltd.                           1,492,000             508
Datang International Power Generation Co., Ltd.
   Class H                                            114,000              88
Huadian Power International Co. Class H             2,886,000             894
Jiangsu Express Class H                             1,579,400             728
Jiangxi Copper Co., Ltd.                              280,000             136
PetroChina Co., Ltd.                                6,266,176           3,721
Ping An Insurance Group Co. of China, Ltd. (AE)     1,044,500           1,600
Semiconductor Manufacturing International Corp.
   (AE)                                             4,468,400             863
Shanghai Forte Land Co. Class H                     1,282,000             338
Sinopec Shanghai Petrochemical Co., Ltd. Class H    2,689,000             994
Sinopec Yizheng Chemical Fibre Co., Ltd. Class H      628,000             110
Sinotrans, Ltd. Class H                               805,000             238
Travelsky Technology, Ltd. Class H                    200,000             165
Yanzhou Coal Mining Co., Ltd. Class H                 615,000             846
Zijin Mining Group Co., Ltd.                          680,000             145
ZTE Corp. Class H                                     260,800             750
                                                                 ------------
                                                                       15,252
                                                                 ------------

Colombia - 0.1%
BanColombia SA ADR                                     30,400             449
Cementos Argos SA                                      26,400             242
Inversiones Nacionales de Chocolates SA                54,121             207
                                                                 ------------
                                                                          898
                                                                 ------------

                                                       Emerging Markets Fund  99

FRANK RUSSELL INVESTMENT COMPANY
EMERGING MARKETS FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Croatia - 0.2%
Pliva DD GDR                                          100,700           1,098
                                                                 ------------
Czech Republic - 0.1%
Komercni Banka AS                                       5,053             639
                                                                 ------------

Ecuador - 0.4%
Holcim Ecuador SA GDR                                  72,000           2,196
Holcim Ecuador SA GDR (p)                              10,500             320
                                                                 ------------
                                                                        2,516
                                                                 ------------

Egypt - 2.3%
Commercial International Bank                         184,393           1,486
Commercial International Bank GDR                      15,600             122
Egyptian Co. for Mobile Services Class V              134,602           4,409
Orascom Construction Industries (AE)                  251,028           5,713
Orascom Telecom Holding SAE (AE)                       19,170           1,569
Orascom Telecom Holding SAE GDR (AE)                   28,410           1,166
Vodafone Egypt Telecommunications SAE                 107,395           1,434
                                                                 ------------
                                                                       15,899
                                                                 ------------

Hong Kong - 1.5%
China Insurance International Holdings Co., Ltd.    1,274,000             480
China Netcom Group Corp. Hong Kong, Ltd. (AE)         917,500           1,239
China Overseas Land & Investment, Ltd.              9,470,000           1,955
China Resources Enterprise                            206,000             292
China Resources Power Holdings Co.                  2,444,000           1,353
China Unicom, Ltd. (AE)                               650,000             526
Citic Pacific, Ltd.                                   280,000             846
CNOOC, Ltd.                                         3,897,000           2,099
Kingboard Chemical Holdings, Ltd. (AE)                126,000             375
Luen Thai Holdings, Ltd. (AE)                         924,000             348
Panva Gas Holdings, Ltd. (AE)                         470,000             193
Shanghai Industrial Holdings, Ltd.                     59,000             121
Silver Grant International (AE)                       842,000             412
Tom Group, Ltd. (AE)                                2,150,000             401
                                                                 ------------
                                                                       10,640
                                                                 ------------

Hungary - 2.2%
Matav Rt                                              538,562           2,369
Matav Rt. ADR (N)                                       1,800              40
Mol Magyar Olaj- es Gazipari Rt.                       43,871           3,604

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Mol Magyar Olaj- es Gazipari Rt. GDR                   44,900           3,686
OTP Bank Rt.                                          180,831           5,561
                                                                 ------------
                                                                       15,260
                                                                 ------------

India - 5.1%
Andhra Bank (AE)                                      429,000             919
Arvind Mills, Ltd. (AE)                               374,200           1,008
Ballarpur Industries, Ltd.                            115,100             275
Bank of Baroda                                        220,000             868
Bank of India (AE)                                    444,000             837
Bharti Televentures (AE)                              193,000             918
Chennai Petroleum Corp., Ltd. (AE)                     75,530             381
GAIL India, Ltd. GDR                                   54,700           1,552
Genesis Indian Investment Co. (AE)                    665,719          14,698
HDFC Bank, Ltd. ADR (N)                                23,200           1,007
I-Flex Solutions, Ltd.                                 48,600             674
ITC, Ltd.                                              25,350             836
Kotak Mahindra Bank, Ltd.                             121,000             842
Larsen & Toubro, Ltd.                                  25,397             562
LIC Housing Finance (AE)                              107,498             616
National Thermal Power Corp., Ltd.                    543,300           1,027
Oriental Bank of Commerce (AE)                         23,000             145
Petronet LNG, Ltd. (AE)                               804,000             725
Power Trading Corp. of India, Ltd.                    276,519             268
State Bank of India, Ltd. GDR                          72,210           2,623
Tata TEA, Ltd.                                         56,600             667
Union Bank Of India (AE)                              118,000             263
UTI Bank, Ltd. (AE)                                   182,800             968
UTI Bank, Ltd. GDR (AE)                                65,600             328
Videsh Sanchar Nigam, Ltd. ADR (AE)(N)                110,100           1,029
ZEE Telefilms, Ltd.                                   380,800           1,148
                                                                 ------------
                                                                       35,184
                                                                 ------------

Indonesia - 4.1%
Aneka Tambang Tbk PT (AE)                           3,549,646             790
Astra Agro Lestari Tbk PT                             244,789              92
Astra International Tbk PT                          3,553,777           3,932
Bank Central Asia Tbk PT                            5,909,181           1,901
Bank Danamon Indonesia Tbk PT                       1,754,700             854
Bank Mandiri Persero Tbk PT                        34,314,003           5,752
Bank Rakyat Indonesia                              17,299,472           4,861
Bumi Resources Tbk PT                              11,399,809             908
Gudang Garam Tbk PT                                    91,000             144
HM Sampoerna Tbk PT                                    23,310              25
Indofood Sukses Makmur Tbk PT                       7,540,300             806
Indonesian Satellite Corp. Tbk PT                   2,414,500           1,091
Indosat Tbk PT ADR (N)                                  1,562              35

 100  Emerging Markets Fund

FRANK RUSSELL INVESTMENT COMPANY
EMERGING MARKETS FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Industriesocement Tunggal Prakarsa Tbk PT (AE)        350,000              97
Ramayana Lestari Sentosa Tbk PT                     6,547,500             528
Telekomunikasi Indonesia Tbk PT                    15,253,490           6,826
Telekomunikasi Indonesia Tbk PT ADR                     1,079              19
                                                                 ------------
                                                                       28,661
                                                                 ------------

Israel - 2.2%
Bank Hapoalim, Ltd.                                 1,345,500           4,626
Bank Leumi Le-Israel BM                             1,702,502           4,814
Check Point Software Technologies (AE)                 80,800           1,693
Israel Chemicals, Ltd.                                 98,129             289
Makhteshim-Agan Industries, Ltd.                      193,200           1,205
Teva Pharmaceutical Industries, Ltd. ADR               83,000           2,593
                                                                 ------------
                                                                       15,220
                                                                 ------------

Luxembourg - 0.3%
Quilmes Industrial SA                                 392,600             416
Quilmes Industrial SA ADR (N)                           8,627             206
Tenaris SA ADR                                         31,413           1,795
                                                                 ------------
                                                                        2,417
                                                                 ------------
Malaysia - 1.7%
Astro All Asia Networks PLC (AE)                      890,700           1,221
British American Tobacco Malaysia BHD                  66,000             748
CIMB BHD                                              599,100             783
Hong Leong Bank BHD                                   371,800             500
IJM Corp. BHD                                         357,200             449
IOI Corp. BHD                                         423,900           1,022
Magnum Corp. BHD                                    2,164,800           1,181
Malakoff BHD                                        1,118,000           2,165
Malayan Banking BHD                                   381,600           1,169
Malaysian Industrial Development Finance              902,500             297
MK Land Holdings BHD                                1,015,200             361
OYL Industries BHD                                    122,200           1,142
Symphony House BHD                                    163,400              23
TAN Chong Motor Holdings BHD                          908,000             407
Tenaga Nasional BHD                                   195,000             544
                                                                 ------------
                                                                       12,012
                                                                 ------------

Mexico - 6.4%
Alfa SA de CV Class A (AE)                            427,900           2,165
America Movil SA de CV ADR                            127,300           6,320
Cemex SA de CV                                      1,335,104           9,637
Cemex SA de CV ADR                                     29,749           1,071
Corp GEO SA de CV (AE)                                 37,200              78

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Fomento Economico Mexicano SA de CV ADR                74,400           3,798
Grupo Aeroportuario del Sureste SA de CV ADR           16,600             491
Grupo Financiero Banorte SA de CV                     809,581           5,228
Grupo Mexico SA de CV (AE)                            527,562           2,473
Grupo Modelo SA                                       475,900           1,356
Grupo Televisa SA ADR                                  22,173           1,246
Organizacion Soriana SA de CV Class B (AE)            191,900             708
Telefonos de Mexico SA de CV ADR                      114,200           3,871
Urbi Desarrollos Urbanos SA de CV (AE)                165,000             806
Wal-Mart de Mexico SA de CV                         1,353,828           5,019
                                                                 ------------
                                                                       44,267
                                                                 ------------

Pakistan - 1.3%
Engro Chemical Pakistan, Ltd.                       1,071,300           2,143
Fauji Fertilizer Co., Ltd.                            949,617           2,314
HUB Power Co.                                       1,220,092             584
ICI Pakistan, Ltd.                                    752,200           1,134
Pakistan Telecommunication Co., Ltd.                3,025,923           3,147
SUI Northern Gas Pipeline                              73,274              68
                                                                 ------------
                                                                        9,390
                                                                 ------------

Philippines - 0.4%
Ayala Land, Inc.                                    2,732,300             395
Globe Telecom, Inc.                                    18,000             269
Philippine Long Distance Telephone                     86,000           2,205
                                                                 ------------
                                                                        2,869
                                                                 ------------

Russia - 2.3%
LUKOIL ADR                                             79,340          10,751
MMC Norilsk Nickel ADR (N)                                891              49
Mobile Telesystems ADR (N)                             64,400           2,164
OAO Gazprom ADR (N)                                    13,600             459
Rostelecom ADR (N)                                      8,200             106
Sberbank RF (AE)                                          990             648
Tatneft ADR (N)                                         4,300             143
Vimpel-Communications ADR (AE)(N)                      43,500           1,423
                                                                 ------------
                                                                       15,743
                                                                 ------------

South Africa - 11.5%
ABSA Group, Ltd.                                      324,852           4,150
Aeci, Ltd.                                            236,900           1,611
African Bank Investments, Ltd.                        343,200             917

                                                      Emerging Markets Fund  101

FRANK RUSSELL INVESTMENT COMPANY
EMERGING MARKETS FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Alexander Forbes, Ltd.                                300,000             548
AngloGold Ashanti, Ltd.                                15,500             495
AngloGold Ashanti, Ltd. ADR (N)                        38,334           1,218
Aveng, Ltd.                                           192,823             340
AVI, Ltd.                                             263,900             563
Barloworld, Ltd.                                      236,505           3,576
Bidvest Group, Ltd.                                    62,437             702
Consol, Ltd. (AE)                                     285,700             483
Edgars Consolidated Stores, Ltd.                       92,585           3,826
FirstRand, Ltd.                                     1,611,184           3,423
Foschini, Ltd.                                        119,945             704
Imperial Holdings, Ltd.                               198,680           3,050
Investec, Ltd.                                         28,900             833
JD Group, Ltd.                                        211,641           2,173
Liberty Group, Ltd.                                    22,671             231
Massmart Holdings, Ltd.                                87,200             630
Mittal Steel South Africa, Ltd.                       131,448           1,096
MTN Group, Ltd.                                     1,230,500           8,724
Murray & Roberts Holdings, Ltd.                       455,000           1,033
Nampak, Ltd.                                          142,996             365
Naspers, Ltd.                                         361,608           4,371
Network Healthcare Holdings, Ltd.                   1,165,000           1,062
Pick'n Pay Stores, Ltd.                               148,900             553
Reunert, Ltd.                                          35,300             206
Sanlam, Ltd.                                        2,759,937           5,217
Sappi, Ltd.                                           284,571           2,827
Sasol, Ltd.                                           258,600           6,054
Standard Bank Group, Ltd.                           1,269,461          12,724
Sun International, Ltd.                                75,200             721
Telkom SA, Ltd.                                       125,179           2,178
Truworths International, Ltd.                         689,100           1,819
VenFin, Ltd.                                          291,200           1,230
                                                                 ------------
                                                                       79,653
                                                                 ------------

South Korea - 17.4%
Amorepacific Corp. (N)                                  6,670           1,653
Cheil Communications, Inc.                              3,320             547
CJ Internet Corp.                                      17,330             157
Daelim Industrial Co.                                  45,020           2,236
Daewoo Engineering & Construction Co., Ltd.            30,620             227
Daewoo Shipbuilding & Marine Engineering Co.,
   Ltd.                                                30,190             549
GS Engineering & Construction Corp.                     6,690             201
Hanaro Telecom, Inc. (AE)                             149,374             380
Hanjin Shipping Co., Ltd.                              64,500           1,780
Hankook Tire Co., Ltd.                                190,597           1,940
Hanwha Chem Corp.                                     153,190           1,823
Hite Brewery Co., Ltd.                                 15,710           1,451
Honam Petrochemical Corp.                               6,000             269
Hyundai Department Store Co., Ltd.                      9,470             418

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Hyundai Development Co.                                40,000             796
Hyundai Heavy Industries                                8,920             457
Hyundai Mipo Dockyard                                  31,050           2,003
Hyundai Mobis                                          73,300           4,801
Hyundai Motor Co.                                      69,660           3,800
Hyundai Motor Co. GDR (p)                              13,900             369
Industrial Bank of Korea                              248,000           2,164
Industrial Bank of Korea GDR                           21,540             187
INI Steel Co.                                         120,920           1,917
KCC Corp.                                               7,310           1,231
Kookmin Bank                                          287,736          12,205
Kookmin Bank ADR (N)                                    4,200             180
Korea Electric Power Corp.                            216,330           6,284
Korea Electric Power Corp. ADR (N)                     83,180           1,231
KT Corp.                                               54,000           2,061
KT Corp. ADR                                           13,400             271
KT Freetel Co., Ltd.                                   46,700           1,074
KT&G Corp.                                             81,100           2,926
KT&G Corp. GDR (p)                                     53,100             945
LG Chem, Ltd.                                          20,020             763
LG Electronics, Inc.                                   20,020           1,345
LG Petrochemical Co., Ltd.                              7,520             183
Lotte Chilsung Beverage Co., Ltd.                         950             936
NCSoft Corp. (AE)                                       8,974             695
Nong Shim Co., Ltd.                                     4,943           1,517
Poongsan Corp.                                         51,080             631
POSCO                                                  73,439          13,307
POSCO ADR                                              14,200             647
S1 Corp.                                               45,781           1,778
Samsung Electronics Co., Ltd.                          34,931          16,025
Samsung Electronics Co., Ltd. GDR                       2,300             522
Samsung Electronics Co., Ltd. GDR (p)                  10,059           1,481
Samsung Fire & Marine Insurance Co., Ltd.              29,150           1,994
Samsung Securities Co., Ltd. (AE)(N)                   55,580           1,334
Shinhan Financial Group Co., Ltd.                     270,960           7,029
Shinsegae Co., Ltd.                                     4,040           1,294
SK Corp.                                               33,710           1,888
SK Telecom Co., Ltd.                                   11,720           1,926
SK Telecom Co., Ltd. ADR                               14,700             286
S-Oil Corp. Class N                                    76,260           5,307
Tae Young Corp.                                        11,339             429
Woori Finance Holdings Co., Ltd.                      130,740           1,200
                                                                 ------------
                                                                      121,050
                                                                 ------------

 102  Emerging Markets Fund

FRANK RUSSELL INVESTMENT COMPANY
EMERGING MARKETS FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Taiwan - 8.0%
Acer, Inc.                                            255,000             419
Advantech Co., Ltd.                                   605,126           1,415
Asustek Computer, Inc.                                761,000           2,049
AU Optronics Corp. ADR (N)                              7,500             122
Basso Industry Corp.                                  250,800             622
Cathay Financial Holding Co., Ltd.                  2,339,000           4,253
China Steel Corp.                                   1,629,150           1,684
China Steel Corp. GDR                                  59,610           1,222
Chinatrust Financial Holding Co.                    1,296,455           1,490
Chunghwa Telecom Co., Ltd.                            904,000           1,783
Chunghwa Telecom Co., Ltd. ADR                         68,600           1,391
CMC Magnetics Corp.                                 5,893,000           2,368
Compal Electronics, Inc.                            4,112,453           3,839
Compal Electronics, Inc. GDR (N)                       31,219             146
E.Sun Financial Holding Co., Ltd. (AE)              1,433,000           1,173
Far Eastern Department Stores Co., Ltd.               655,000             313
Far Eastern Textile Co., Ltd.                       1,052,442             719
Far EasTone Telecommunications Co., Ltd.              935,000           1,147
Far EasTone Telecommunications Co., Ltd. GDR (p)       11,000             202
Faraday Technology Corp.                              272,647             479
Formosa Petrochemical Corp. (AE)                      271,000             566
Foxconn Technology Co., Ltd. (AE)                     229,000             656
Gigabyte Technology Co., Ltd.                       1,036,875           1,032
HON HAI Precision Industry                          1,800,963           8,615
MediaTek, Inc.                                         76,000             581
Phoenixtec Power Co., Ltd.                            565,629             623
Polaris Securities Co., Ltd.                          637,000             282
Quanta Computer, Inc.                               1,411,801           2,369
Ritek Corp.                                         2,653,161             792
Taishin Financial Holdings Co., Ltd.                1,316,921           1,186
Taiwan Cellular Corp.                               2,123,520           2,129
Taiwan Semiconductor Manufacturing Co., Ltd.        4,811,969           8,042
Taiwan Semiconductor Manufacturing Co., Ltd. ADR        6,776              58
United Microelectronics Corp. ADR (AE)(N)              64,700             210
Vanguard International Semiconductor Corp. (AE)     1,105,000             854
Via Technologies, Inc. (AE)                           570,693             294
Yuanta Core Pacific Securities Co.                    459,622             329
Zyxel Communications Corp.                            180,000             418
                                                                 ------------
                                                                       55,872
                                                                 ------------

Thailand - 2.6%
Advanced Info Service PCL                             363,500             871
Airports of Thailand PCL                            1,072,600           1,149

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Bangkok Bank PCL                                      341,900             858
Bank of Ayudhya PCL (AE)                            6,588,900           1,994
Banpu PCL                                             382,900           1,563
CP Seven Eleven PCL                                   410,400             310
Glow Energy PCL                                       642,500             370
Kasikornbank PCL                                      634,600             861
Kiatnakin Finance PCL                                 681,400             479
Land and Houses PCL                                 2,842,700             508
National Petrochemical PCL                            517,000           1,573
PTT Exploration & Production PCL                      320,800           2,830
PTT PCL                                               424,000           2,150
Ratchaburi Electricity Generating Holding PCL         522,100             513
Shin Corp. PCL                                        435,500             414
Siam City Bank PCL                                  1,492,600             938
Siam City Cement PCL                                   17,500             123
Siam Commercial Bank PCL                              235,000             280
True Corp. PCL (AE)                                 3,553,500             631
                                                                 ------------
                                                                       18,415
                                                                 ------------

Turkey - 3.8%
Akbank TAS                                            618,823           2,976
Akcansa Cimento AS                                     65,996             189
Anadolu Efes Biracilik Ve Malt Sanayii AS             125,130           2,431
Arcelik                                                87,000             395
Cimsa Cimento Sanayi VE Tica                          105,260             328
Denizbank AS                                          328,906             918
Dogan Yayin Holding (AE)                              294,307             707
Dogus Otomotiv Servis ve Ticaret AS (AE)               20,000              48
Eregli Demir ve Celik Fabrikalari TAS (AE)            476,060           2,022
Finansbank (AE)                                       454,500           1,235
Ford Otomotiv Sanayi AS                               267,000           1,785
Hurriyet Gazetecilik AS (AE)                          504,000             900
Is Gayrimenkul Yatirim Ortakligi AS (AE)            1,921,600           2,266
Migros Turk TAS (AE)                                  219,555           1,508
Trakya Cam Sanayi AS (AE)                             241,747             702
Tupras Turkiye Petrol Rafine (AE)                     251,573           3,164
Turkcell Iletisim Hizmet AS (AE)                       82,600             507
Turkcell Iletisim Hizmet AS ADR (N)                     7,077             110

                                                      Emerging Markets Fund  103

FRANK RUSSELL INVESTMENT COMPANY
EMERGING MARKETS FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Turkiye Garanti Bankasi AS (AE)                       239,500             853
Turkiye Is Bankasi                                    631,900           3,209
                                                                 ------------
                                                                       26,253
                                                                 ------------

United Kingdom - 2.5%
Anglo American PLC                                    182,345           4,015
Antofagasta PLC                                        35,936             768
Genesis Smaller Companies                             236,384           8,803
Old Mutual PLC                                      1,097,246           2,658
Old Mutual PLC                                          2,300               6
SABMiller PLC                                          54,300             803
                                                                 ------------
                                                                       17,053
                                                                 ------------

Venezuela - 0.0%
Siderurgica Venezolana Sivensa SACA (AE)            1,306,495              30
                                                                 ------------

Zimbabwe - 0.2%
Delta Corp., Ltd. (B)                               1,113,646           1,038
OK Zimbabwe (B)                                     6,402,949             146
                                                                 ------------
                                                                        1,184
                                                                 ------------
TOTAL COMMON STOCKS
(cost $469,056)                                                       602,738
                                                                 ------------
PREFERRED STOCKS - 6.3%
Brazil - 5.7%
All America Latina Logistica SA                       339,945           1,983
Aracruz Celulose SA                                    96,908             299
Banco Bradesco SA                                     119,183           3,666
Banco Itau Holding Financeira SA                       24,421           4,269
Braskem SA                                         50,450,000           1,991
Caemi Mineracao e Metalurgica SA                    1,614,600           1,232
Cia de Tecidos do Norte de Minas - Coteminas        5,276,440             447
Cia Energetica de Minas Gerais                     24,039,000             674
Cia Siderurgica de Tubarao                         44,300,000           2,199
Cia Vale do Rio Doce                                  195,500           4,531
Empresa Brasileira de Aeronautica SA                   39,168             279
Gerdau SA                                             154,550           1,519
Klabin SA                                             389,000             589
Petroleo Brasileiro SA                                238,943           8,779
Suzano Bahia Sul Papel e Celulose SA                  230,000             973
Tele Centro Oeste Celular Participacoes SA        132,396,304             465
Usinas Siderurgicas de Minas Gerais SA                213,100           4,214
Votorantim Celulose e Papel SA                        153,327           1,683
                                                                 ------------
                                                                       39,792
                                                                 ------------

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------

Colombia - 0.0%
BanColombia SA                                          7,200              27
                                                                 ------------

South Korea - 0.6%
Hyundai Motor Co.                                      41,560           1,448
Samsung Electronics Co., Ltd.                           8,050           2,431
                                                                 ------------
                                                                        3,879
                                                                 ------------

TOTAL PREFERRED STOCKS
(cost $30,861)                                                         43,698
                                                                 ------------

                                                   NOTIONAL
                                                    AMOUNT
                                                      $
                                                 ------------
OPTIONS PURCHASED - 0.4%
Brazil - 0.0%
Bovespa Index Futures Jun 2005 26,380.00 (BRL)
   Call (200)                                           6,260              71

South Korea - 0.4%
Kospi 200 Index Jun 2005 110.54 (KRW) Call (181)       10,033           2,678
                                                                 ------------

TOTAL OPTIONS PURCHASED
(cost $2,730)                                                           2,749
                                                                 ------------


 104  Emerging Markets Fund

FRANK RUSSELL INVESTMENT COMPANY
EMERGING MARKETS FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
WARRANTS & RIGHTS - 0.0%
Brazil - 0.0%
Tele Norte Leste Participacoes SA Rights (AE)             514               1
                                                                 ------------

Malaysia - 0.0%
Symphony House BHD
   2009 Warrants (AE)                                 137,280               5
                                                                 ------------

Pakistan - 0.0%
Muslim Community Bank Rights (AE)                      53,076              44
                                                                 ------------
TOTAL WARRANTS & RIGHTS
(cost $421)                                                                50
                                                                 ------------

SHORT-TERM INVESTMENTS - 6.1%
United States - 6.1%
Frank Russell Investment Company
   Money Market Fund                               37,780,000          37,780
United States Treasury Bills (c)(z)(sec.)
   2.781% due 06/09/05                                  3,300           3,290
   2.673% due 06/09/05                                    500             499
   2.640% due 06/09/05                                  1,000             997
                                                                 ------------

TOTAL SHORT-TERM INVESTMENTS
(cost $42,566)                                                         42,566
                                                                 ------------

OTHER SECURITIES - 1.8%
Frank Russell Investment Company
   Money Market Fund (X)                            3,055,877           3,056
State Street Securities Lending Quality Trust
   (X)                                              9,628,088           9,628
                                                                 ------------

TOTAL OTHER SECURITIES
(cost $12,684)                                                         12,684
                                                                 ------------

TOTAL INVESTMENTS - 101.4%
(identified cost $558,318)                                            704,485

OTHER ASSETS AND LIABILITIES,
NET - (1.4%)                                                           (9,728)
                                                                 ------------

NET ASSETS - 100.0%                                                   694,757
                                                                 ============

                                                                       UNREALIZED
                                                     NOTIONAL         APPRECIATION
FUTURES CONTRACTS                                     AMOUNT         (DEPRECIATION)
(NUMBER OF CONTRACTS)                                    $                  $
------------------------------------------------------------------------------------
Long Positions
Hang Seng Index (Hong Kong)
   expiration date 05/05 (64)                               5,636                (19)

JSE-40 Index (South Africa)
   expiration date 06/05 (380)                              7,098               (647)

MSCI Taiwan Index
   expiration date 05/05 (446)                             10,726                 25
                                                                     ---------------

Total Unrealized Appreciation
   (Depreciation) on Open Futures
   Contracts                                                                    (641)
                                                                     ===============

OPTIONS WRITTEN
                                                     NOTIONAL            MARKET
                                                      AMOUNT              VALUE
(NUMBER OF CONTRACTS)                                    $                  $
------------------------------------------------------------------------------------
Brazil - 0.1%
Bovespa Index Futures
   Jun 2005 26,380.00 (BRL) Put (200)                       6,260               (421)
                                                                     ---------------

South Korea - 0.3%
Kospi 200 Index Futures
   Jun 2005 110.54 (KRW) Put (181)                         10,033             (2,020)
                                                                     ---------------

Total Liability for Options Written (premiums
   received $971)                                                             (2,441)
                                                                     ===============

               A portion of the portfolio has been fair valued as of period end. See accompanying notes which are an integral part of the financial statements.

                                                      Emerging Markets Fund  105

FRANK RUSSELL INVESTMENT COMPANY
EMERGING MARKETS FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2005 (UNAUDITED)

Amounts in thousands

FOREIGN CURRENCY EXCHANGE CONTRACTS
                                                              UNREALIZED
                                                             APPRECIATION
       AMOUNT                 AMOUNT          SETTLEMENT    (DEPRECIATION)
        SOLD                  BOUGHT             DATE             $
--------------------   --------------------   -----------   --------------
USD              358      BRL         1,000    06/15/05                 30
USD              557      BRL         1,500    06/15/05                 25
USD              707      BRL         2,000    06/15/05                 69
USD              855      BRL         2,400    06/15/05                 76
USD            1,950      BRL         5,500    06/15/05                183
USD            1,989      BRL         5,600    06/15/05                183
USD            1,020      HKD         7,951    05/05/05                 --
USD            1,682      HKD        13,114    05/05/05                 --
USD               34      IDR       320,539    05/02/05                 --
USD               19      IDR       184,781    05/03/05                 --
USD            3,798      KRW     3,800,000    06/15/05                 12
USD            8,391      KRW     8,400,000    06/15/05                 31
USD               23      PHP         1,223    05/03/05                 --
USD              169      ZAR         1,000    06/15/05                 (6)
USD            2,199      ZAR        13,000    06/15/05                (76)
USD            5,443      ZAR        32,000    06/15/05               (215)
BRL            1,262      USD           498    05/02/05                 (1)
BRL            2,000      USD           753    06/15/05                (23)
HKD              181      USD            23    05/03/05                 --
ILS              197      USD            45    05/02/05                 --
KRW        2,400,000      USD         2,395    06/15/05                (11)
MXN              315      USD            28    05/02/05                 (1)
MYR               65      USD            17    05/03/05                 --
MYR              215      USD            56    05/04/05                 --
PKR            3,900      USD            65    04/29/05                 --
PHP            1,873      USD            35    05/02/05                 --
ZAR            2,283      USD           373    05/05/05                 (2)
                                                            --------------

Total Unrealized Appreciation (Depreciation) on Open
  Foreign Currency Related Transactions                                274
                                                            ==============

                                                       % OF              MARKET
                                                        NET               VALUE
INDUSTRY DIVERSIFICATION                              ASSETS                $
------------------------------------------------------------------------------------
Auto and Transportation                                       3.4             23,615
Consumer Discretionary                                        5.4             37,488
Consumer Staples                                              4.9             33,972
Financial Services                                           24.4            169,288
Health Care                                                   0.7              4,752
Integrated Oils                                               7.9             55,073
Materials and Processing                                     17.8            123,863
Miscellaneous                                                 2.0             13,583
Other Energy                                                  3.0             20,715
Producer Durables                                             3.7             25,983
Technology                                                    5.7             39,591
Utilities                                                    14.2             98,513
Options                                                       0.4              2,749
Warrants and Rights                                           0.0                 50
Short-Term Investments                                        6.1             42,566
Other Securities                                              1.8             12,684
                                                  ---------------    ---------------

Total Investments                                           101.4            704,485
Other Assets and Liabilities, Net                            (1.4)            (9,728)
                                                  ---------------    ---------------

Net Assets                                                  100.0            694,757
                                                  ===============    ===============

                                                       % OF              MARKET
                                                        NET               VALUE
GEOGRAPHIC DIVERSIFICATION                            ASSETS                $
------------------------------------------------------------------------------------
Africa                                                       11.7             80,837
Asia                                                         45.0            313,273
Europe                                                        8.9             61,901
Latin America                                                20.4            141,600
Middle East                                                   4.5             31,118
Other                                                         0.1                704
United Kingdom                                                2.5             17,053
Options                                                       0.4              2,749
Short-Term Investments                                        6.1             42,566
Other Securities                                              1.8             12,684
                                                  ---------------    ---------------

Total Investments                                           101.4            704,485
Other Assets and Liabilities, Net                            (1.4)            (9,728)
                                                  ---------------    ---------------

Net Assets                                                  100.0            694,757
                                                  ===============    ===============

See accompanying notes which are an integral part of the financial statements.

 106  Emerging Markets Fund

FRANK RUSSELL INVESTMENT COMPANY
EMERGING MARKETS FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2005 (UNAUDITED)

                                                         % OF
                                                          NET
               PORTFOLIO SUMMARY                        ASSETS
-------------------------------------------------------------------
Argentina                                                       0.1
Austria                                                         0.1
Brazil                                                          7.5
Canada                                                          0.1
Chile                                                           0.2
China                                                           2.2
Colombia                                                        0.1
Croatia                                                         0.2
Czech Republic                                                  0.1
Ecuador                                                         0.4
Egypt                                                           2.3
Hong Kong                                                       1.5
Hungary                                                         2.2
India                                                           5.1
Indonesia                                                       4.1
Israel                                                          2.2
Luxembourg                                                      0.3
Malaysia                                                        1.7
Mexico                                                          6.4
Pakistan                                                        1.3
Philippines                                                     0.4
Russia                                                          2.3
South Africa                                                   11.5
South Korea                                                    17.4
Taiwan                                                          8.0
Thailand                                                        2.6
Turkey                                                          3.8
United Kingdom                                                  2.5
Venezuela                                                        --*
Zimbabwe                                                        0.2
Preferred Stock                                                 6.3
Options Purchased                                               0.4
Warrants & Rights                                                --*
Short-Term Investments                                          6.1
Other Securities                                                1.8
                                                    ---------------
Total Investments                                             101.4
Other Assets and Liabilities Net                               (1.4)
                                                    ---------------

Net Assets                                                    100.0
                                                    ===============
Futures Contracts                                               0.1
Foreign Currency Exchange Contracts                              --*
Options Written                                                 0.4

*  Less than .05%

  See accompanying notes which are an integral part of the financial statements.

                                                      Emerging Markets Fund  107

FRANK RUSSELL INVESTMENT COMPANY
REAL ESTATE SECURITIES FUND

SHAREHOLDER EXPENSE EXAMPLE -- APRIL 30, 2005 (UNAUDITED)

--------------------------------------------------------------------------------

FUND EXPENSES

THE FOLLOWING DISCLOSURE PROVIDES IMPORTANT INFORMATION REGARDING EACH FUND'S EXPENSE EXAMPLE, WHICH APPEARS ON EACH FUND'S INDIVIDUAL PAGE IN THIS SEMIANNUAL REPORT. PLEASE REFER TO THIS INFORMATION WHEN REVIEWING THE EXPENSE EXAMPLE FOR A FUND.

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including advisory and administrative fees; distribution and/or service (12b-1) fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from November 1, 2004 to April 30, 2005.

ACTUAL EXPENSES

The information in the table under the heading "Actual Performance" provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table under the heading "Hypothetical Performance (5% return before expenses)" provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading "Hypothetical Performance (5% return before expenses)" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                  HYPOTHETICAL
                                                  PERFORMANCE
                                  ACTUAL           (5% RETURN
CLASS C                        PERFORMANCE      BEFORE EXPENSES)
-------                       --------------    ----------------
Beginning Account Value
November 1, 2004              $     1,000.00      $     1,000.00
Ending Account Value April
30, 2005                      $     1,074.30      $     1,014.64
Expenses Paid During
Period*                       $        10.75      $        10.44

* Expenses are equal to the Fund's annualized expense ratio of 2.09%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

                                                  HYPOTHETICAL
                                                  PERFORMANCE
                                  ACTUAL           (5% RETURN
CLASS E                        PERFORMANCE      BEFORE EXPENSES)
-------                       --------------    ----------------
Beginning Account Value
November 1, 2004              $     1,000.00      $     1,000.00
Ending Account Value April
30, 2005                      $     1,078.30      $     1,018.36
Expenses Paid During
Period*                       $         6.91      $         6.71

* Expenses are equal to the Fund's annualized expense ratio of 1.34%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

                                                  HYPOTHETICAL
                                                  PERFORMANCE
                                  ACTUAL           (5% RETURN
CLASS S                        PERFORMANCE      BEFORE EXPENSES)
-------                       --------------    ----------------
Beginning Account Value
November 1, 2004              $     1,000.00      $     1,000.00
Ending Account Value April
30, 2005                      $     1,079.30      $     1,019.59
Expenses Paid During
Period*                       $         5.62      $         5.46

* Expenses are equal to the Fund's annualized expense ratio of 1.09%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

 108  Real Estate Securities Fund

FRANK RUSSELL INVESTMENT COMPANY
REAL ESTATE SECURITIES FUND

SCHEDULE OF INVESTMENTS -- APRIL 30, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
COMMON STOCKS - 96.5%
Apartments - 16.5%
Apartment Investment & Management Co. Class A
   (o)                                                547,075          20,854
Archstone-Smith Trust (o)                             790,605          28,438
AvalonBay Communities, Inc. (o)(N)                    760,500          54,756
BRE Properties Class A (o)(N)                         288,100          10,723
Camden Property Trust (o)(N)                          383,499          19,558
Equity Residential (o)(N)                           2,038,800          70,033
Essex Property Trust, Inc. (o)(N)                     134,400          10,208
Home Properties, Inc. (o)                             206,800           8,655
United Dominion Realty Trust, Inc. (o)                504,200          11,168
                                                                 ------------
                                                                      234,393
                                                                 ------------

Diversified - 5.6%
iStar Financial, Inc. (o)(N)                          101,900           4,060
Sizeler Property Investors (o)                        154,900           1,784
Spirit Finance Corp. (o)(N)                           118,000           1,221
Vornado Realty Trust (o)                              942,575          72,060
                                                                 ------------
                                                                       79,125
                                                                 ------------

Free Standing Retail - 0.1%
Realty Income Corp. (o)(N)                             80,400           1,938
                                                                 ------------

Health Care - 2.6%
Health Care REIT, Inc. (o)(N)                          57,700           1,933
Healthcare Realty Trust, Inc. (o)(N)                  178,000           6,873
LTC Properties, Inc. (o)                              210,000           3,856
National Health Investors, Inc. (o)                   153,150           4,013
Omega Healthcare Investors, Inc. (o)(N)               243,300           2,730
Ventas, Inc. (o)(N)                                   621,250          16,761
                                                                 ------------
                                                                       36,166
                                                                 ------------

Industrial - 8.4%
AMB Property Corp. (o)                                302,100          11,779
Catellus Development Corp. (o)(N)                     997,471          27,630
Centerpoint Properties Trust (o)(N)                   270,300          11,139
EastGroup Properties (o)                              107,700           4,039
First Potomac Realty Trust (o)(N)                     191,900           4,300
ProLogis (o)(N)                                     1,526,300          60,426
                                                                 ------------
                                                                      119,313
                                                                 ------------

Lodging/Resorts - 10.9%
Fairmont Hotels & Resorts, Inc. (N)                    56,260           1,764
Hilton Hotels Corp.                                 1,775,500          38,759
Hospitality Properties Trust (o)(N)                    67,000           2,799
Host Marriott Corp. (o)(N)                          3,144,100          52,884
La Quinta Corp. (AE)(o)                               755,500           6,573
LaSalle Hotel Properties (o)(N)                       233,520           7,094

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Starwood Hotels & Resorts Worldwide, Inc. (o)         799,983          43,471
Strategic Hotel Capital, Inc. (o)(N)                  106,200           1,498
                                                                 ------------
                                                                      154,842
                                                                 ------------

Manufactured Homes - 0.9%
Sun Communities, Inc. (o)                              67,900           2,366
Equity Lifestyle Properties, Inc. (o)                 262,000           9,589
                                                                 ------------
                                                                       11,955
                                                                 ------------

Mixed Industrial/Office - 2.3%
Bedford Property Investors (o)                        135,355           2,882
Duke Realty Corp. (o)                                 147,000           4,498
Liberty Property Trust (o)                            541,100          21,552
PS Business Parks, Inc. (o)                            90,000           3,632
                                                                 ------------
                                                                       32,564
                                                                 ------------

Office - 18.4%
Alexandria Real Estate Equities, Inc. (o)             166,200          11,438
American Financial Realty Trust (o)(N)              1,132,300          17,358
Arden Realty, Inc. (o)(N)                             440,300          15,714
BioMed Realty Trust, Inc. (o)                         285,950           5,776
Boston Properties, Inc. (o)                           971,800          64,596
Brandywine Realty Trust (o)(N)                        284,400           8,049
Brookfield Properties Co.                             941,450          23,903
CarrAmerica Realty Corp. (o)                          219,000           7,236
Corporate Office Properties Trust (o)                  83,000           2,183
CRT Properties, Inc. (o)                              211,400           4,881
Equity Office Properties Trust (o)                    265,000           8,340
Glenborough Realty Trust, Inc. (o)(N)                 183,925           3,778
Highwoods Properties, Inc. (o)                        574,400          16,158
Kilroy Realty Corp. (o)(N)                            286,300          12,491
Mack-Cali Realty Corp. (o)(N)                         363,781          16,003
Prentiss Properties Trust (o)(N)                      178,500           5,930
Reckson Associates Realty Corp. (o)(N)                127,800           4,122
SL Green Realty Corp. (o)                             265,400          16,189
Trizec Properties, Inc. (o)(N)                        822,900          16,450
                                                                 ------------
                                                                      260,595
                                                                 ------------

Regional Malls - 16.5%
General Growth Properties, Inc. (o)(N)              1,364,500          53,366
Macerich Co. (The) (o)                                398,300          24,017
Mills Corp. (The) (o)(N)                              398,375          22,763
Pennsylvania Real Estate Investment Trust (o)(N)      279,971          11,801

                                                Real Estate Securities Fund  109

FRANK RUSSELL INVESTMENT COMPANY
REAL ESTATE SECURITIES FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Simon Property Group, Inc. (o)                      1,715,800         113,362
Taubman Centers, Inc. (o)                             281,000           8,318
                                                                 ------------
                                                                      233,627
                                                                 ------------

Self Storage - 2.4%
Extra Space Storage, Inc. (o)(N)                       80,700           1,049
Public Storage, Inc. (o)                              473,000          27,765
Shurgard Storage Centers, Inc. Class A (o)(N)         130,000           5,438
Sovran Self Storage, Inc. (o)                           2,400             103
                                                                 ------------
                                                                       34,355
                                                                 ------------

Shopping Center - 10.4%
Developers Diversified Realty Corp. (o)               842,700          35,764
Federal Realty Investors Trust (o)(N)                 480,900          25,728
Inland Real Estate Corp. (o)                          407,500           6,255
Kimco Realty Corp. (o)                                151,000           8,364
Kite Realty Group Trust (o)(N)                        206,300           2,888
Pan Pacific Retail Properties, Inc. (o)               460,213          27,806
Regency Centers Corp. (o)                             780,600          41,099
                                                                 ------------
                                                                      147,904
                                                                 ------------

Specialty - 1.5%
Capital Automotive REIT (o)(N)                        391,700          13,310
Plum Creek Timber Co., Inc. (o)(N)                    240,700           8,314
                                                                 ------------
                                                                       21,624
                                                                 ------------

TOTAL COMMON STOCKS
(cost $961,332)                                                     1,368,401
                                                                 ------------

SHORT-TERM INVESTMENTS - 3.4%
Frank Russell Investment Company
   Money Market Fund                               48,840,000          48,840
                                                                 ------------

TOTAL SHORT-TERM INVESTMENTS
(cost $48,840)                                                         48,840
                                                                 ------------

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------

OTHER SECURITIES - 6.9%
Frank Russell Investment Company
   Money Market Fund (X)                           23,536,350          23,536
State Street Securities Lending Quality Trust
   (X)                                             74,155,474          74,156
                                                                 ------------

TOTAL OTHER SECURITIES
(cost $97,692)                                                         97,692
                                                                 ------------

TOTAL INVESTMENTS - 106.8%
(identified cost $1,107,864)                                        1,514,933

OTHER ASSETS AND LIABILITIES,
NET - (6.8%)                                                          (96,313)
                                                                 ------------

NET ASSETS - 100.0%                                                 1,418,620
                                                                 ============

See accompanying notes which are an integral part of the financial statements.

 110  Real Estate Securities Fund

FRANK RUSSELL INVESTMENT COMPANY
REAL ESTATE SECURITIES FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2005 (UNAUDITED)

                                                   % OF
                                                    NET
PORTFOLIO SUMMARY                                 ASSETS
-------------------------------------------------------------
Apartments                                               16.5
Diversified                                               5.6
Free Standing Retail                                      0.1
Health Care                                               2.6
Industrial                                                8.4
Lodging/Resorts                                          10.9
Manufactured Homes                                        0.9
Mixed Industrial/Office                                   2.3
Office                                                   18.4
Regional Malls                                           16.5
Self Storage                                              2.4
Shopping Center                                          10.4
Specialty                                                 1.5
Short-Term Investments                                    3.4
Other Securities                                          6.9
                                              ---------------
Total Investments                                       106.8
Other Assets and Liabilities, Net                        (6.8)
                                              ---------------

Net Assets                                              100.0
                                              ===============


  See accompanying notes which are an integral part of the financial statements.

                                                Real Estate Securities Fund  111

FRANK RUSSELL INVESTMENT COMPANY
SHORT DURATION BOND FUND

SHAREHOLDER EXPENSE EXAMPLE -- APRIL 30, 2005 (UNAUDITED)

--------------------------------------------------------------------------------

FUND EXPENSES

THE FOLLOWING DISCLOSURE PROVIDES IMPORTANT INFORMATION REGARDING EACH FUND'S EXPENSE EXAMPLE, WHICH APPEARS ON EACH FUND'S INDIVIDUAL PAGE IN THIS SEMIANNUAL REPORT. PLEASE REFER TO THIS INFORMATION WHEN REVIEWING THE EXPENSE EXAMPLE FOR A FUND.

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including advisory and administrative fees; distribution and/or service (12b-1) fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from November 1, 2004 to April 30, 2005.

ACTUAL EXPENSES

The information in the table under the heading "Actual Performance" provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table under the heading "Hypothetical Performance (5% return before expenses)" provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading "Hypothetical Performance (5% return before expenses)" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                  HYPOTHETICAL
                                                  PERFORMANCE
                                  ACTUAL           (5% RETURN
CLASS C                        PERFORMANCE      BEFORE EXPENSES)
-------                       --------------    ----------------
Beginning Account Value
November 1, 2004              $     1,000.00      $     1,000.00
Ending Account Value April
30, 2005                      $       994.90      $     1,016.82
Expenses Paid During
Period*                       $         8.16      $         8.25

* Expenses are equal to the Fund's annualized expense ratio of 1.65%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

                                                  HYPOTHETICAL
                                                  PERFORMANCE
                                  ACTUAL           (5% RETURN
CLASS E                        PERFORMANCE      BEFORE EXPENSES)
-------                       --------------    ----------------
Beginning Account Value
November 1, 2004              $     1,000.00      $     1,000.00
Ending Account Value April
30, 2005                      $       998.60      $     1,020.54
Expenses Paid During
Period*                       $         4.46      $         4.51

* Expenses are equal to the Fund's annualized expense ratio of 0.90%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

                                                  HYPOTHETICAL
                                                  PERFORMANCE
                                  ACTUAL           (5% RETURN
CLASS S                        PERFORMANCE      BEFORE EXPENSES)
-------                       --------------    ----------------
Beginning Account Value
November 1, 2004              $     1,000.00      $     1,000.00
Ending Account Value April
30, 2005                      $       999.90      $     1,021.78
Expenses Paid During
Period*                       $         3.22      $         3.26

* Expenses are equal to the Fund's annualized expense ratio of 0.65%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

 112  Short Duration Bond Fund

FRANK RUSSELL INVESTMENT COMPANY
SHORT DURATION BOND FUND

SCHEDULE OF INVESTMENTS -- APRIL 30, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
LONG-TERM INVESTMENTS - 72.1%
Asset-Backed Securities - 24.8%
ACE Securities Corp. (E)
   Series 2004-OP1 Class A2A
   2.528% due 04/25/34                                    322             322
Aegis Asset Backed Securities Trust (E)
   Series 2005-1 Class 1A1
   2.770% due 03/25/35                                    474             474
Alter Moneta Receivables LLC (p)
   Series 2003-1 Class NOTE
   2.563% due 03/15/11                                  1,214           1,206
AmeriCredit Automobile Receivables Trust
   Series 2005-AX Class A3
   3.630% due 01/06/10                                  2,000           1,985
Amortizing Residential Collateral Trust (E)
   Series 2002-BC5 Class A
   3.170% due 07/25/32                                     36              36
Argent Securities, Inc. (E)
   Series 2004-W11 Class A2
   3.030% due 11/25/34                                    708             708
Asset Backed Securities Corp. Home Equity (E)
   Series 2002-HE1 Class M1
   3.580% due 03/15/32                                  1,400           1,440
Bank One Issuance Trust
   Series 2002-A2 Class A2
   4.160% due 01/15/08                                  6,000           6,003
Bay View Auto Trust
   Series 2003-LJ1 Class A3
   2.430% due 07/25/08                                    640             637
BMW Vehicle Owner Trust
   Series 2004-A Class A4
   3.320% due 02/25/09                                  4,200           4,144
California Infrastructure PG&E-1
   Series 1997-1 Class A7
   6.420% due 09/25/08                                  1,451           1,480
   Series 1997-1 Class A8
   6.480% due 12/26/09                                  3,000           3,147
California Infrastructure SCE-1
   Series 1997-1 Class A7
   6.420% due 12/26/09                                  7,450           7,805
California Infrastructure SDG&E-1
   Series 1997-1 Class A6
   6.310% due 09/25/08                                    402             410
Capital Auto Receivables Asset Trust
   Series 2002-3 Class A3
   3.580% due 10/16/06                                  5,525           5,529
   Series 2002-4 Class A4
   2.640% due 03/17/08                                  1,874           1,860

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
   Series 2004-2 Class A2
   3.350% due 02/15/08                                  3,000           2,969
Capital One Auto Finance Trust
   Series 2001-B Class A4
   4.880% due 09/15/08                                  1,100           1,107
Capital One Master Trust
   Series 2002-4A Class A
   4.900% due 03/15/10                                  1,000           1,018
Capital One Multi-Asset Execution Trust
   Series 2003-A6 Class A6
   2.950% due 08/17/09                                  1,000             987
Capital One Prime Auto Receivables Trust
   Series 2004-3 Class A4
   3.690% due 06/15/10                                  1,000             986
   Series 2004-3 Class B
   3.860% due 08/15/11                                  1,500           1,484
Carmax Auto Owner Trust
   Series 2004-2 Class A4
   3.460% due 09/15/11                                  2,500           2,449
Caterpillar Financial Asset Trust
   Series 2002-A Class A3
   3.150% due 02/25/08                                    370             370
Centex Home Equity
   Series 2003-C Class AF4
   4.960% due 04/25/32                                  1,750           1,771
Centex Home Equity (E)
   Series 2004-B Class AV2
   2.950% due 03/25/34                                    310             310
Chase Credit Card Master Trust (E)
   Series 2004-2 Class A
   2.850% due 09/15/09                                  2,500           2,501
Chase Issuance Trust
   Series 2004-A9 Class A9
   3.220% due 06/15/10                                  3,000           2,943
Chase Manhattan Auto Owner Trust
   Series 2002-B Class A4
   4.210% due 01/15/09                                  6,799           6,826
   Series 2004-A Class A4
   2.830% due 09/15/10                                  1,800           1,752
Chemical Master Credit Card Trust 1
   Series 1996-2 Class A
   5.980% due 09/15/08                                  4,000           4,063
CIT Equipment Collateral
   Series 2003-VT1 Class A3B
   1.630% due 04/20/07                                    291             288

                                                   Short Duration Bond Fund  113

FRANK RUSSELL INVESTMENT COMPANY
SHORT DURATION BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
   Series 2004-VT1 Class A3
   2.200% due 03/20/08                                  1,500           1,479
CIT Marine Trust
   Series 1999-A Class A4
   6.250% due 11/15/19                                  1,000           1,018
CIT RV Trust
   Series 1998-A Class A5
   6.120% due 11/15/13                                    979             999
Citibank Credit Card Issuance Trust
   Series 2003-A3 Class A3
   3.100% due 03/10/10                                  1,000             972
   Series 2003-A5 Class A5
   2.500% due 04/07/08                                  1,700           1,681
   Series 2004-A1 Class A1
   2.550% due 01/20/09                                  6,975           6,816
   Series 2004-A4 Class A4
   3.200% due 08/24/09                                  4,960           4,868
CNH Equipment Trust
   Series 2003-A Class A3B
   1.890% due 07/16/07                                    653             649
CNH Wholesale Master Note Trust (E)
   Series 2003-1 Class A
   3.010% due 08/15/08                                  2,000           2,000
Community Program Loan Trust
   Series 1987-A Class A4
   4.500% due 10/01/18                                  2,601           2,605
Connecticut RRB Special Purpose Trust CL&P
   Series 2001-1 Class A5
   6.210% due 12/30/11                                  1,000           1,081
Countrywide Asset-Backed Certificates
   Series 2004-7 Class AF2
   3.324% due 12/25/23                                  1,000             989
Countrywide Asset-Backed Certificates (E)
   Series 2001-BC3 Class A
   3.090% due 12/25/31                                    358             358
   Series 2004-5 Class 4A1
   2.530% due 08/25/23                                    138             138
   Series 2004-6 Class 2A1
   3.040% due 10/25/21                                  1,143           1,143
   Series 2004-7 Class 2AV1
   3.000% due 12/25/22                                  1,398           1,398
   Series 2004-BC4 Class 2A1
   3.030% due 07/25/21                                  1,291           1,291
Credit-Based Asset Servicing and Securitization
   (E)
   Series 2004-CB5 Class AV1
   2.980% due 09/25/21                                    777             777
Daimler Chrysler Auto Trust
   Series 2005-A Class A3
   3.490% due 12/08/08                                  2,200           2,184

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
   Series 2005-A Class A4
   3.740% due 02/08/10                                  8,100           8,019
Dillard Credit Card Master Trust
   Series 2002-2 Class A
   3.800% due 09/15/10                                  3,300           3,298
Discover Card Master Trust I
   Series 1996-3 Class A
   6.050% due 08/18/08                                  2,225           2,266
Distribution Financial Services Floorplan Master
   Trust (E)
   Series 2003-1 Class A
   2.550% due 04/15/07                                  3,000           3,000
Equity One ABS, Inc.
   Series 2004-3 Class AF2
   3.799% due 07/25/34                                  2,000           1,984
Equity One ABS, Inc. (E)
   Series 2004-2 Class AF1
   2.960% due 07/25/34                                  1,006           1,006
E-Trade RV and Marine Trust
   Series 2004-1 Class A3
   3.620% due 10/08/18                                  1,300           1,281
Federal Farm Credit Bank
   12.250% due 02/01/07                                 3,169           3,363
Fifth Third Auto Trust
   Series 2004-A Class A3
   3.190% due 02/20/08                                  2,000           1,982
First Franklin Mortgage Loan Asset Backed
   Certificates (E)
   Series 2003-FF3 Class 2A1
   2.650% due 07/25/33                                    274             274
First National Master Note Trust (E)
   Series 2003-1 Class A
   2.910% due 08/15/08                                  1,000           1,001
Fleet Credit Card Master Trust II
   Series 2000-C Class A
   7.020% due 02/15/08                                  1,211           1,224
   Series 2001-B Class A
   5.600% due 12/15/08                                  3,000           3,058
Ford Credit Auto Owner Trust
   Series 2002-A Class A4A
   4.360% due 09/15/06                                    434             435
   Series 2005-A Class A3
   3.480% due 11/15/08                                  7,725           7,672
   Series 2005-B Class B
   4.640% due 04/15/10                                  1,250           1,257

 114  Short Duration Bond Fund

FRANK RUSSELL INVESTMENT COMPANY
SHORT DURATION BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Franklin Auto Trust
   Series 2003-1 Class A4
   2.270% due 05/20/11                                  1,170           1,146
Fremont Home Loan Trust (E)
   Series 2004-4 Class 2A1
   2.690% due 03/25/35                                  3,022           3,022
GE Commercial Equipment Financing LLC (E)
   Series 2004-1 Class B
   2.700% due 12/20/15                                    745             745
GE Corporate Aircraft Financing LLC (E)(p)
   Series 2004-1A Class B
   3.380% due 01/25/18                                    828             828
GE Dealer Floorplan Master Note Trust (E)
   Series 2004-2 Class B
   3.140% due 07/20/09                                  1,000           1,003
GMAC Mortgage Corp. Loan Trust
   Series 2004-GH1 Class A2
   4.390% due 12/25/25                                  1,500           1,501
GMAC Mortgage Corp. Loan Trust (E)
   Series 2004-HE2 Class A1C
   2.630% due 10/25/33                                    840             840
GS Auto Loan Trust
   Series 2004-1 Class A3
   2.130% due 11/15/07                                  2,000           1,976
GSAMP Trust (E)
   Series 2003-HE1 Class A2A
   2.670% due 06/20/33                                     65              65
   Series 2004-AR2 Class A3A
   2.680% due 08/25/34                                    188             188
   Series 2004-NC2 Class A2A
   2.710% due 10/01/34                                  1,673           1,674
   Series 2004-SEA2 Class A2A
   3.140% due 03/25/34                                  1,225           1,225
Home Equity Mortgage Trust (E)
   Series 2004-4 Class A2
   3.000% due 12/25/34                                    890             890
Honda Auto Receivables Owner Trust
   Series 2003-2 Class A4
   2.160% due 10/21/08                                  7,000           6,832
   Series 2003-3 Class A4
   2.770% due 11/21/08                                  2,000           1,959
   Series 2003-4 Class A4
   2.790% due 03/16/09                                  1,000             980
   Series 2003-5 Class A3
   2.300% due 10/18/07                                  1,000             989
   Series 2003-5 Class A4
   2.960% due 04/20/09                                  2,135           2,091
   Series 2004-3 Class A4
   3.280% due 02/18/10                                  2,000           1,947

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Household Automotive Trust
   Series 2002-2 Class A3
   2.850% due 03/19/07                                    235             234
Household Mortgage Loan Trust (E)
   Series 2003-HC1 Class A
   3.200% due 02/20/33                                    808             811
Household Private Label Credit Card Master Note
   Trust I (E)
   Series 2002-2 Class A
   2.980% due 01/18/11                                  1,000           1,001
Hyundai Auto Receivables Trust
   Series 2003-A Class A3
   2.330% due 11/15/07                                  1,500           1,487
   Series 2004-A Class A3
   2.970% due 05/15/09                                  1,000             986
Hyundai Auto Receivables Trust (p)
   Series 2002-A Class A3
   2.800% due 02/15/07                                    336             335
Illinois Power Special Purpose Trust
   Series 1998-1 Class A5
   5.380% due 06/25/07                                    114             115
   Series 1998-1 Class A6
   5.540% due 06/25/09                                  4,725           4,819
Irwin Home Equity (E)
   Series 2002-1 Class 2A1
   2.820% due 06/25/29                                      8               8
IXIS Real Estate Capital Trust (E)
   Series 2005-HE2 Class A1
   3.144% due 09/25/35                                  1,200           1,200
MBNA Credit Card Master Note Trust
   Series 2001-A1 Class A1
   5.750% due 10/15/08                                  1,000           1,020
   Series 2004-A4 Class A4
   2.700% due 09/15/09                                 11,005          10,747
MBNA Master Credit Card Trust USA
   Series 1995-C Class A
   6.450% due 02/15/08                                  1,430           1,436
Merrill Lynch Mortgage Investors, Inc. (E)
   Series 2004-WMC3 Class A2A
   2.970% due 01/25/35                                     48              48
Morgan Stanley Dean Witter Capital I (E)
   Series 2002-HE1 Class A2
   2.860% due 07/25/32                                     20              20
National City Auto Receivables Trust
   Series 2002-A Class A4
   4.830% due 08/15/09                                  1,408           1,419

                                                   Short Duration Bond Fund  115

FRANK RUSSELL INVESTMENT COMPANY
SHORT DURATION BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
   Series 2004-A Class A3
   2.110% due 07/15/08                                  1,500           1,478
National City Bank
   2.700% due 08/24/09                                  2,045           1,974
Navistar Financial Corp. Owner Trust
   Series 2001-B Class A4
   4.370% due 11/17/08                                  1,477           1,478
   Series 2002-A Class A4
   4.760% due 04/15/09                                    786             790
Nelnet Education Loan Funding, Inc.
   Series 2001-A Class A1
   5.760% due 07/01/12                                    785             802
Nelnet Student Loan Trust (E)
   Series 2002-2 Class A3
   2.649% due 09/25/13                                  1,047           1,050
   Series 2004-4 Class A1
   2.690% due 04/25/11                                    294             294
Nissan Auto Receivables Owner Trust
   Series 2005-A Class A3
   3.540% due 10/15/08                                  1,650           1,638
Nordstrom Private Label Credit Card Master Note
   Trust (p)
   Series 2001-1A Class A
   4.820% due 04/15/10                                  3,500           3,544
Onyx Acceptance Grantor Trust
   Series 2005-A Class A4
   3.910% due 09/15/11                                  2,000           1,981
Option One Mortgage Loan Trust (E)
   Series 2005-1 Class A2
   2.573% due 02/25/35                                  3,268           3,268
PBG Equipment Trust (p)
   Series 1998-1A Class A
   6.270% due 01/20/12                                    973             979
Peco Energy Transition Trust
   Series 1999-A Class A6
   6.050% due 03/01/09                                  2,500           2,564
PG&E Energy Recovery Funding LLC
   Series 2005-1 Class A2
   3.870% due 06/25/11                                  2,905           2,895
PNC Student Loan Trust I
   Series 1997-2 Class A7
   6.728% due 01/25/07                                  1,245           1,269
Popular ABS Mortgage Pass-Through Trust
   Series 2004-5 Class AF2
   3.735% due 12/25/34                                    965             956
Provident Auto Lease ABS Trust (p)
   Series 1999-1 Class A2
   7.025% due 01/14/12                                    187             190
Providian Gateway Master Trust (p)
   Series 2004-FA Class A
   3.650% due 11/15/11                                  1,200           1,184

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
PSE&G Transition Funding LLC
   Series 2001-1 Class A3
   5.980% due 06/15/08                                  3,000           3,044
Public Service New Hampshire Funding LLC
   Series 2001-1 Class A2
   5.730% due 11/01/10                                  1,436           1,473
Railcar Leasing LLC (p)
   Series 1997-1 Class A2
   7.125% due 01/15/13                                  1,000           1,088
Regions Auto Receivables Trust
   Series 2003-2 Class A3
   2.310% due 01/15/08                                  1,500           1,488
Renaissance Home Equity Loan Trust (E)
   Series 2004-2 Class AF1
   3.050% due 07/25/34                                  2,098           2,099
Residential Asset Mortgage Products, Inc.
   Series 2003-RZ5 Class A2
   3.180% due 03/25/27                                  1,758           1,753
Residential Asset Mortgage Products, Inc. (E)
   Series 2004-RS2 Class AIIB
   2.780% due 02/25/34                                  2,075           2,078
   Series 2004-RS8 Class AII1
   2.990% due 05/25/26                                  2,424           2,425
Sears Credit Account Master Trust
   Series 1999-3 Class A
   6.450% due 11/17/09                                    846             852
   Series 2000-2 Class A
   6.750% due 09/16/09                                  2,000           2,023
Sears Credit Account Master Trust (E)
   Series 2002-4 Class A
   2.940% due 08/18/09                                  3,700           3,701
   Series 2002-5 Class A
   3.190% due 11/17/09                                  3,500           3,507
SLM Student Loan Trust (E)
   Series 2003-8 Class A2
   2.530% due 06/15/11                                    558             558
   Series 2004-10 Class A1
   2.063% due 07/27/09                                  1,494           1,494
SLM Student Loan Trust (p)
   Series 2003-4 Class A5B
   3.390% due 03/15/33                                  3,000           2,902

 116  Short Duration Bond Fund

FRANK RUSSELL INVESTMENT COMPANY
SHORT DURATION BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Susquehanna Auto Lease Trust (p)
   Series 2003-1 Class A3
   2.460% due 01/14/07                                    869             864
   Series 2005-1 Class A3
   4.430% due 06/16/08                                  2,000           2,011
Toyota Auto Receivables Owner Trust
   Series 2003-B Class A4
   2.790% due 01/15/10                                  4,670           4,593
Triad Auto Receivables Owner Trust
   Series 2002-A Class A4
   3.240% due 08/12/09                                  2,000           1,992
   Series 2003-B Class A3
   2.480% due 03/12/08                                  1,000             994
   Series 2004-A Class A3
   1.900% due 07/14/08                                  1,000             985
USAA Auto Owner Trust
   Series 2004-2 Class A4
   3.580% due 02/15/11                                  1,700           1,682
Volkswagen Auto Loan Enhanced Trust
   Series 2003-2 Class A3
   2.270% due 10/22/07                                  3,000           2,974
Wachovia Auto Owner Trust
   Series 2004-A Class A3
   3.190% due 06/20/08                                  2,000           1,986
   Series 2004-A Class A4
   3.660% due 07/20/10                                 10,500          10,392
   Series 2004-B Class A3
   2.910% due 04/20/09                                  5,000           4,931
Wells Fargo Financial Auto Owner Trust
   Series 2004-A Class A4
   2.670% due 08/16/10                                  2,000           1,954
Wells Fargo Home Equity Trust (E)
   Series 2004-2 Class A31
   3.010% due 06/25/19                                    225             225
West Penn Funding LLC Transition Bonds
   Series 1999-A Class A3
   6.810% due 09/25/08                                  1,232           1,257
WFS Financial Owner Trust
   Series 2002-3 Class A4
   3.500% due 02/20/10                                  2,000           1,997
   Series 2004-1 Class A3
   2.190% due 06/20/08                                  1,500           1,481
Whole Auto Loan Trust
   Series 2002-1 Class A3
   2.600% due 08/15/06                                    270             270
   Series 2003-1 Class A3B
   1.990% due 05/15/07                                  1,900           1,885

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
   Series 2003-1 Class B
   2.240% due 03/15/10                                    615             607
                                                                 ------------
                                                                      300,062
                                                                 ------------
Corporate Bonds and Notes - 14.0%
Abbott Laboratories
   5.625% due 07/01/06                                  1,500           1,528
ABN Amro Bank NV
   7.125% due 06/18/07                                  1,500           1,589
Allstate Financial Global Funding (p)
   2.500% due 06/20/08                                  4,080           3,858
Allstate Life Global Funding Trusts
   3.850% due 01/25/08                                  4,050           4,006
Altria Group, Inc.
   7.650% due 07/01/08                                  1,500           1,640
American Express Centurion Bank
   Series BKNT
   4.375% due 07/30/09                                  3,440           3,442
American General Finance Corp. (E)(N)
   Series MTNG
   3.093% due 03/23/07                                    200             200
Amsouth Bank NA
   Series BKNT
   2.820% due 11/03/06                                  2,000           1,967
Associates Corp. of North America
   6.250% due 11/01/08                                  1,000           1,065
   8.550% due 07/15/09                                    750             867
   Series MTNH
   7.250% due 05/08/06                                  2,000           2,066
   7.240% due 05/17/06                                  1,000           1,034
Bank of America Corp.
   6.375% due 02/15/08                                  3,000           3,161
Bank of Montreal
   7.800% due 04/01/07                                  1,000           1,066
BankAmerica Corp.
   7.125% due 03/01/09                                  1,500           1,640
BB&T Corp. (E)
   Series BKNT
   3.000% due 06/04/07                                  3,500           3,505
CIT Group, Inc.
   7.375% due 04/02/07                                  6,800           7,190
Citigroup Global Markets Holdings, Inc. (E)
   Series MTNM
   2.999% due 03/07/08                                  1,600           1,599
Citigroup, Inc.
   5.750% due 05/10/06                                  1,370           1,397
Citigroup, Inc. (E)
   2.498% due 06/04/07                                  1,000           1,000

                                                   Short Duration Bond Fund  117

FRANK RUSSELL INVESTMENT COMPANY
SHORT DURATION BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
ConocoPhillips
   8.750% due 05/25/10                                  1,000           1,196
DaimlerChrysler NA Holding Corp.
   6.400% due 05/15/06                                  1,200           1,220
   4.125% due 03/07/07                                  2,830           2,785
   4.750% due 01/15/08                                  1,548           1,527
Deutsche Bank Financial, Inc.
   7.500% due 04/25/09                                  2,000           2,219
Entergy Mississippi, Inc.
   4.350% due 04/01/08                                    500             498
Fifth Third Bancorp
   Series BKNT
   3.375% due 08/15/08                                  2,000           1,947
Ford Motor Credit Co.
   6.500% due 01/25/07                                  1,500           1,500
Ford Motor Credit Co. (E)
   4.000% due 03/21/07                                  2,400           2,336
General Electric Capital Corp.
   4.125% due 03/04/08                                  5,800           5,787
   8.500% due 07/24/08                                  1,000           1,121
   8.300% due 09/20/09                                  1,000           1,150
   Series MTNA
   3.450% due 07/16/07                                    700             689
   8.125% due 04/01/08                                  1,000           1,104
General Motors Acceptance Corp.
   6.125% due 09/15/06                                    300             298
General Motors Acceptance Corp. (E)
   3.695% due 05/18/06                                    400             392
   4.050% due 01/16/07                                    200             191
Goldman Sachs Group, Inc. (E)
   2.750% due 01/09/07                                  3,000           3,004
   Series MTNB
   3.023% due 07/23/09                                  2,000           2,008
Harrah's Operating Co., Inc.
   7.500% due 01/15/09                                  1,500           1,640
Household Finance Corp.
   4.625% due 01/15/08                                  8,800           8,870
Household Finance Corp. (E)
   3.130% due 02/28/07                                  3,200           3,199
John Hancock Global Funding II
   6.000% due 12/28/06                                  2,450           2,524
KFW International Finance
   Series DTC
   5.250% due 06/28/06                                  2,000           2,033
Lehman Brothers Holdings, Inc.
   8.250% due 06/15/07                                  3,500           3,793
   7.875% due 08/15/10                                  1,000           1,153
Lehman Brothers, Inc.
   6.625% due 02/15/08                                  1,500           1,591
Medco Health Solutions, Inc.
   7.250% due 08/15/13                                  1,750           1,945
Metropolitan Life Global Funding I (p)
   4.250% due 07/30/09                                  1,500           1,494

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
MGM Mirage
   9.750% due 06/01/07                                  1,200           1,293
Morgan Stanley
   3.875% due 01/15/09                                  2,000           1,961
Morgan Stanley (E)
   2.825% due 07/27/07                                  3,000           3,003
National City Bank
   Series BKNT
   4.250% due 01/29/10                                  1,375           1,363
National Rural Utilities Cooperative Finance
   Corp.
   Series MTNC
   6.500% due 03/01/07                                  2,200           2,288
New York Life Global Funding (E)(p)
   2.441% due 02/26/07                                  2,500           2,501
Principal Life Global Funding I (p)
   5.125% due 06/28/07                                  2,000           2,034
Prudential Financial, Inc. (N)
   4.104% due 11/15/06                                    500             503
SBC Communications Capital Corp.
   Series MTND
   6.680% due 11/28/07                                  1,075           1,133
SLM Corp.
   3.625% due 03/17/08                                  7,200           7,073
Swiss Bank Corp. New York
   7.250% due 09/01/06                                  1,500           1,563
TIAA Global Markets (p)
   5.000% due 03/01/07                                  3,625           3,684
Tosco Corp.
   7.250% due 01/01/07                                  1,500           1,571
Toyota Motor Credit Corp.
   2.750% due 08/06/09                                  3,273           3,115
Unilever Capital Corp.
   7.125% due 11/01/10                                  1,000           1,130
Union Bank Switzerland
   7.250% due 07/15/06                                  1,000           1,034
US Bancorp
   Series MTNN
   5.100% due 07/15/07                                  3,000           3,061
US Central Credit Union
   2.750% due 05/30/08                                  1,880           1,818
USAA Capital Corp. (p)
   Series MTNB
   4.640% due 12/15/09                                    595             598
Verizon Global Funding Corp.
   4.000% due 01/15/08                                  2,500           2,483

 118  Short Duration Bond Fund

FRANK RUSSELL INVESTMENT COMPANY
SHORT DURATION BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Wachovia Corp. (E)
   Series *
   2.940% due 07/20/07                                  3,500           3,500
Washington Mutual Financial Corp.
   6.250% due 05/15/06                                  1,745           1,787
   7.250% due 06/15/06                                  3,005           3,112
Wells Fargo (N)
   4.125% due 03/10/08                                    820             818
Wells Fargo & Co.
   6.250% due 04/15/08                                  8,337           8,801
   Series MTNH
   6.750% due 10/01/06                                  1,930           2,010
Wells Fargo & Co. (E)
   3.100% due 09/15/06                                  3,000           3,003
                                                                 ------------
                                                                      169,274
                                                                 ------------

International Debt - 2.4%
Brazilian Government International Bond
   10.000% due 01/16/07                                 1,800           1,933
   8.000% due 04/15/14                                    106             105
Brazilian Government International Bond (E)
   8.840% due 06/29/09                                  1,150           1,314
   3.125% due 04/15/12                                    165             154
HBOS Treasury Services PLC (E)(p)
   2.700% due 01/12/07                                    900             901
HBOS Treasury Services PLC (p)
   3.500% due 11/30/07                                  2,000           1,969
   3.750% due 09/30/08                                  1,000             986
HSBC Bank PLC
   7.625% due 06/15/06                                  4,500           4,681
   6.950% due 03/15/11                                  1,000           1,139
Inter-American Development Bank
   12.250% due 12/15/08                                 1,250           1,589
Interstar Millennium Trust (E)
   Series 2004-2G Class A
   3.210% due 03/14/36                                  2,180           2,181
Mexico Government International Bond
   4.625% due 10/08/08                                  3,250           3,227
National Westminster Bank PLC
   7.375% due 10/01/09                                  1,000           1,119
Panama Government International Bond
   8.250% due 04/22/08                                  1,300           1,407
Peru Government International Bond (N)
   9.125% due 01/15/08                                  1,000           1,100
Province of British Columbia
   4.625% due 10/03/06                                  2,000           2,027
Province of Manitoba Canada
   4.250% due 11/20/06                                  1,000           1,007

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Province of Ontario
   5.500% due 10/01/08                                  1,500           1,569
                                                                 ------------
                                                                       28,408
                                                                 ------------

Mortgage-Backed Securities - 15.5%
Banc of America Commercial Mortgage, Inc.
   Series 2004-2 Class A1
   2.764% due 11/10/38                                  2,573           2,494
Bank of America Mortgage Securities
   Series 2004-2 Class 5A1
   6.500% due 10/25/31                                    494             510
Bank of America Mortgage Securities (E)
   Series 2002-K Class 2A1
   5.591% due 10/20/32                                     78              79
Bear Stearns Adjustable Rate Mortgage Trust
   Series 2002-9 Class 2A
   5.271% due 10/25/32                                     27              27
   Series 2003-1 Class 5A1
   5.437% due 04/25/33                                    628             622
Bear Stearns Adjustable Rate Mortgage Trust (E)
   Series 2003-8 Class 2A1
   4.881% due 01/25/34                                    780             771
Bear Stearns Alt-A Trust
   Series 2005-4 Class 23A1
   5.446% due 05/25/35                                  1,900           1,920
Bear Stearns Asset Backed Securities, Inc.
   Series 2003-AC3 Class A1
   4.000% due 07/25/33                                    771             767
Bear Stearns Commercial Mortgage Securities
   Series 1998-C1 Class A1
   6.340% due 06/16/30                                    557             572
   Series 1999-C1 Class A2
   6.020% due 02/14/31                                  2,000           2,105
   Series 2001-TOP4 Class A1
   5.060% due 11/15/16                                    869             884
   Series 2003-PWR2 Class A1
   3.432% due 05/11/39                                    818             801
   Series 2003-T10 Class A1
   4.000% due 03/13/40                                  1,541           1,513
   Series 2003-T12 Class A1
   2.960% due 08/13/39                                  1,564           1,517

                                                   Short Duration Bond Fund  119

FRANK RUSSELL INVESTMENT COMPANY
SHORT DURATION BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Carrington Mortgage Loan Trust
   Series 2005-OTP2 Class A1A
   3.180% due 05/01/35                                    900             900
Commercial Mortgage Pass Through Certificates
   Series 2004-LB2A Class A2
   3.600% due 03/10/39                                  1,000             974
Countrywide Alternative Loan Trust
   Series 2003-6T2 Class A1
   6.500% due 06/25/33                                    517             523
   Series 2003-J2 Class A1
   6.000% due 10/25/33                                    942             951
Credit Suisse First Boston Mortgage (p)
   1.691% due 08/25/33                                    495             497
Credit Suisse First Boston Mortgage Securities
   Corp.
   Series 2002-AR27 Class 2A2
   5.673% due 10/25/32                                     62              62
   Series 2003-C4 Class A2
   3.908% due 08/15/36                                  1,000             987
   Series 2003-CK2 Class A1
   3.006% due 03/15/36                                    981             959
   Series 2004-C1 Class A1
   2.254% due 01/15/37                                  2,286           2,226
Fannie Mae
   15 Year TBA (I)                                      1,000           1,007
   5.000%
   30 Year TBA (I)
   5.500%                                              38,000          38,357
   6.000% due 2008                                        133             138
   5.500% due 2009                                      3,041           3,111
   6.000% due 2010                                        277             287
   6.500% due 2010                                        208             217
   6.000% due 2011                                        271             282
   6.500% due 2011                                        189             197
   4.500% due 2013                                      3,419           3,425
   5.000% due 2013                                      3,484           3,542
   5.500% due 2013                                        465             479
   6.000% due 2013                                        554             575
   6.000% due 2014                                      2,794           2,900
   5.500% due 2016                                      1,631           1,671
   5.000% due 2017                                        116             117
   5.500% due 2017                                      2,272           2,329
   6.000% due 2017                                        249             258
   4.500% due 2018                                        147             146
   5.000% due 2018                                      5,020           5,063
   4.500% due 2019                                        834             826
   5.500% due 2019                                        497             509
   5.500% due 2020                                        498             510
   5.500% due 2022                                      1,581           1,602
   6.000% due 2033                                         43              45
   5.500% due 2034                                        160             162

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
   Series 1994-1 Class K
   6.500% due 06/25/13                                    213             215
   Series 2003-129 Class PQ
   4.500% due 07/25/33                                    721             723
   Series 2003-24 Class PU
   3.500% due 11/25/15                                    407             399
   Series 2003-27 Class TJ
   4.000% due 10/25/16                                  1,089           1,087
   Series 2003-46 Class PQ
   3.000% due 06/25/19                                  3,500           3,431
   Series 2003-62 Class OD
   3.500% due 04/25/26                                  1,250           1,204
   Series 2003-63 Class GU
   4.000% due 07/25/33                                  3,189           3,155
   Series 2003-75 Class NB
   3.250% due 08/25/18                                    814             791
   Series 2003-92 Class BR
   5.000% due 04/25/14                                  1,479           1,484
   Series 2004-17 Class HA
   3.000% due 01/25/19                                  2,525           2,372
   Series 2004-21 Class QA
   4.000% due 11/25/17                                  3,500           3,491
Fannie Mae (E)
   3.272% due 2041                                      2,969           3,010
   3.222% due 2042                                      3,077           3,103
Fannie Mae-Aces
   Series 1998-M1 Class A2
   6.250% due 01/25/08                                  1,701           1,767
Federal Home Loan Bank System
   Series 2004-9009 Class 1
   3.920% due 09/25/09                                  1,987           1,960
Federal Home Loan Mortgage Corp.
   Structured Pass Through
   Securities
   Series 2003-H009 Class A2
   1.876% due 03/15/08                                    638             628
Freddie Mac
   4.000% due 2007                                      1,235           1,233
   4.000% due 2008                                      1,107           1,104
   4.500% due 2008                                      1,224           1,232
   5.500% due 2008                                        169             173
   6.500% due 2008                                        152             157
   5.500% due 2009                                        369             379
   6.000% due 2009                                        244             252
   6.500% due 2009                                        542             563
   6.000% due 2010                                        218             226
   8.000% due 2010                                         76              78
   6.000% due 2011                                        700             726

 120  Short Duration Bond Fund

FRANK RUSSELL INVESTMENT COMPANY
SHORT DURATION BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
   6.000% due 2013                                        176             183
   5.500% due 2014                                        766             786
   6.000% due 2014                                        185             192
   6.000% due 2016                                        810             840
   5.500% due 2017                                      1,192           1,222
   5.000% due 2018                                        730             736
   6.000% due 2028                                        155             160
   5.500% due 2029                                      1,098           1,118
   6.000% due 2029                                        336             346
   6.000% due 2031                                        464             477
   6.000% due 2032                                        625             642
   6.000% due 2033                                      1,032           1,062
   Series 1993-1645 Class PD
   4.500% due 09/15/08                                    206             207
   Series 2003-2557 Class MA
   4.500% due 07/15/16                                    297             297
   Series 2003-2559 Class PB
   5.500% due 08/15/30                                    213             211
   Series 2003-2580 Class QK
   4.000% due 04/15/22                                  1,500           1,499
   Series 2003-2586 Class NS
   3.250% due 09/15/15                                  1,846           1,802
   Series 2003-2614 Class JA
   3.760% due 03/15/29                                  1,571           1,531
   Series 2003-2632 Class YH
   3.500% due 08/15/22                                  1,250           1,235
   Series 2003-2638 Class NK
   4.000% due 02/15/15                                  1,445           1,445
   Series 2003-2685 Class MX
   4.000% due 07/15/16                                  2,797           2,763
   Series 2003-2715 Class OJ
   3.500% due 03/15/11                                  2,564           2,561
   Series 2004-2760 Class EA
   4.500% due 04/15/13                                  1,920           1,929
   Series 2004-2851 Class BA
   4.500% due 02/15/20                                  1,834           1,825
GE Capital Commercial Mortgage Corp.
   Series 2001-3 Class A1
   5.560% due 06/10/38                                  1,647           1,699
   Series 2004-C3 Class A1
   3.752% due 07/10/39                                  3,171           3,133
   Series 2005-C1 Class A1
   4.012% due 06/10/48                                  1,943           1,936
Ginnie Mae I
   7.000% due 2007                                          6               6
   6.000% due 2008                                        128             132
   9.500% due 2017                                          1               1
Ginnie Mae II (E)
   3.750% due 2027                                        181             183
   3.000% due 2032                                        403             408

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Government National Mortgage Association
   Series 2004-78 Class A
   3.590% due 11/16/17                                  2,910           2,860
GSR Mortgage Loan Trust
   Series 2004-7 Class 1A1
   3.454% due 06/25/34                                  2,574           2,540
Impac CMB Trust (E)
   Series 2004-2 Class A2
   2.780% due 04/25/34                                    783             782
JP Morgan Chase Commercial Mortgage Securities
   Corp.
   Series 2002-C2 Class A1
   4.326% due 12/12/34                                    845             841
LB-UBS Commercial Mortgage Trust
   Series 2003-C1 Class A1
   2.720% due 03/15/27                                  1,522           1,483
   Series 2003-C3 Class A1
   2.599% due 05/15/27                                  2,035           1,971
Lehman Large Loan
   Series 1997-LLI Class A2
   6.840% due 10/12/34                                    109             111
Mellon Residential Funding Corp. (E)
   Series 2000-TBC2 Class A1
   3.050% due 06/15/30                                  1,736           1,733
Morgan Stanley Capital I
   Series 1998-WF2 Class A1
   6.340% due 07/15/30                                     44              44
   Series 2003-T11 Class A1
   3.260% due 06/13/41                                  1,639           1,605
   Series 2004-T13 Class A1
   2.850% due 09/13/45                                    845             821
Morgan Stanley Dean Witter Capital I
   Series 2001-TOP5 Class A1
   5.020% due 10/15/35                                    337             341
   Series 2002-HQ Class A2
   6.090% due 04/15/34                                    500             521
Prime Mortgage Trust (E)
   Series 2004-CL1 Class 1A2
   3.250% due 02/25/34                                    357             357
   Series 2004-CL1 Class 2A2
   3.250% due 02/25/19                                     90              90
SACO I, Inc. (E)(p)
   Series 2004-2 Class A2
   3.040% due 07/25/19                                  1,735           1,735
Salomon Brothers Mortgage Securities VII
   Series 2003-UP2 Class A1
   4.000% due 12/25/18                                  1,505           1,471

                                                   Short Duration Bond Fund  121

FRANK RUSSELL INVESTMENT COMPANY
SHORT DURATION BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Structured Asset Mortgage Investments, Inc. (E)
   Series 2002-AR3 Class A1
   2.830% due 09/19/32                                    182             182
Structured Asset Securities Corp. (E)
   Series 2001-21A Class 1A1
   6.250% due 01/25/32                                    170             174
Vendee Mortgage Trust
   Series 2001-3 Class J
   6.500% due 05/15/08                                    528             545
Wachovia Bank Commercial Mortgage Trust
   Series 2002-C2 Class A2
   4.043% due 11/15/34                                  2,080           2,051
   Series 2003-C4 Class A1
   3.003% due 04/15/35                                  1,869           1,825
Washington Mutual
   Series 2002-AR10 Class A6
   4.816% due 10/25/32                                  1,074           1,067
Washington Mutual (E)
   Series 2002-AR9 Class 1A
   3.286% due 08/25/42                                  2,033           2,045
Washington Mutual MSC Mortgage Pass-Through CTFS
   (E)
   Series 2002-AR2 Class 2A1
   6.110% due 07/25/32                                     25              25
Washington Mutual, Inc. (E)
   Series 2002-AR6 Class A
   3.571% due 06/25/42                                  1,821           1,840
                                                                 ------------
                                                                      186,986
                                                                 ------------

Non-US Bonds - 0.1%
Deutsche Bundesrepublik
   5.500% due 01/04/31                           EUR      400             642
France Government Bond OAT
   5.750% due 10/25/32                           EUR      200             334
Landwirtschaftliche Rentenbank
   0.650% due 09/30/08                           JPY   60,000             580
                                                                 ------------
                                                                        1,556
                                                                 ------------

United States Government Agencies - 0.5%
Fannie Mae (E)
   2.925% due 09/22/06                                  1,600           1,599
Federal Home Loan Bank System
   5.925% due 04/09/08                                  1,600           1,686
   Zero coupon due 04/27/10                             1,097           1,017
Freddie Mac
   5.810% due 04/04/08                                  1,000           1,048
                                                                 ------------
                                                                        5,350
                                                                 ------------

United States Government Treasuries - 14.8%

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
United States Treasury Inflation Indexed Bonds
   3.625% due 01/15/08                                  5,460           5,873
   2.000% due 01/15/14                                    311             323
   3.625% due 04/15/28                                    119             158
United States Treasury Notes
   2.375% due 08/15/06                                 84,250          83,063
   4.375% due 05/15/07                                 47,000          47,664
   2.750% due 08/15/07                                 12,900          12,641
   3.000% due 11/15/07                                 29,730          29,235
                                                                 ------------
                                                                      178,957
                                                                 ------------

TOTAL LONG-TERM INVESTMENTS
(cost $878,131)                                                       870,593
                                                                 ------------
PREFERRED STOCKS - 0.2%
Financial Services - 0.2%
DG Funding Trust (p)                                      219           2,368
                                                                 ------------

TOTAL PREFERRED STOCKS
(cost $2,308)                                                           2,368
                                                                 ------------


                                                   NOTIONAL
                                                    AMOUNT
                                                      $
                                                 ------------
-----------------------------------------------------------------------------
OPTIONS PURCHASED - 0.0%
Eurodollar Futures
   Sep 2005 93.75 Put (159)                               398               1
   Sep 2005 95.50 Put (25)                                 63              --
                                                                 ------------

TOTAL OPTIONS PURCHASED
(cost $2)                                                                   1
                                                                 ------------


                                                  PRINCIPAL
                                                  AMOUNT ($)
                                                  OR SHARES
                                                 ------------
-----------------------------------------------------------------------------
SHORT-TERM INVESTMENTS - 31.1%
Abbey National PLC
   6.690% due 10/17/05                                  2,000           2,029
ABN Amro Bank NV
   7.250% due 05/31/05                                  1,000           1,003
Bank of America Corp. (z)
   3.010% due 07/06/05                                  1,100           1,092

 122  Short Duration Bond Fund

FRANK RUSSELL INVESTMENT COMPANY
SHORT DURATION BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Bank of America Corp. (E)
   3.140% due 08/26/05                                  1,000           1,001
Bank of Montreal
   6.100% due 09/15/05                                  2,000           2,019
BankAmerica Corp.
   6.200% due 02/15/06                                    750             764
Barclays US Funding, LLC (c)(z)
   2.770% due 05/09/05                                 10,500          10,494
   2.935% due 05/20/05                                  1,200           1,198
Brazilian Government International Bond (E)
   3.063% due 04/15/06                                    416             417
Capital Auto Receivables Asset Trust (E)
   Series 2003-3 Class A1B
   2.860% due 01/16/06                                    247             247
Citibank New York Commercial Paper (z)
   3.130% due 07/29/05                                 11,000          11,000
Citigroup, Inc.
   6.750% due 12/01/05                                  6,500           6,617
DaimlerChrysler NA Holding Corp.
   7.750% due 06/15/05                                  2,700           2,711
Danske Corp. Discount Note (z)
   3.020% due 07/15/05                                  5,700           5,653
Deutsche Telekom International Finance BV
   8.250% due 06/15/05                                  1,050           1,056
European Investment Bank
   Series DTC
   5.625% due 01/24/06                                    575             584
Fannie Mae Discount Notes (c)(z)
   2.485% due 05/25/05                                  2,800           2,795
   2.674% due 06/13/05                                    100             100
Fannie Mae Discount Notes (z)
   2.985% due 07/20/05                                 10,700          10,621
   2.990% due 07/20/05                                 10,700          10,619
   3.010% due 07/27/05                                 10,700          10,619
Federal Home Loan Bank Discount Notes (c)(z)
   2.691% due 05/02/05                                  4,800           4,799
   2.860% due 06/10/05                                 10,232          10,199
Ford Motor Credit Co.
   7.600% due 08/01/05                                  1,900           1,913
   6.125% due 01/09/06                                  1,675           1,683
Ford Motor Credit Co. (E)
   3.540% due 06/30/05                                    200             200
   3.573% due 07/07/05                                  1,900           1,888
France Telecom SA
   7.450% due 03/01/06                                  1,200           1,235
Frank Russell Investment Company Money Market
   Fund                                            64,145,553          64,145
Freddie Mac
   9.000% due 09/01/05                                      1               1

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Freddie Mac Discount Notes (c)(z)
   2.720% due 05/04/05                                    100             100
   2.670% due 05/27/05                                 10,600          10,580
   2.810% due 06/07/05                                  6,800           6,780
   2.815% due 06/07/05                                    100             100
   2.669% due 06/15/05                                  3,400           3,388
   2.683% due 06/15/05                                 10,600          10,563
   2.687% due 06/15/05                                  2,500           2,492
   2.690% due 06/20/05                                  2,000           1,993
Freddie Mac Discount Notes (z)
   2.930% due 06/30/05                                    100              99
   2.890% due 07/12/05                                  1,600           1,583
   3.000% due 07/26/05                                    200             198
   3.020% due 08/01/05                                  1,000             988
   2.995% due 08/09/05                                    300             297
General Electric Capital Corp. (E)
   Series MTNA
   2.950% due 02/03/06                                  2,000           2,004
General Electric Capital Corp. Discount Note
   (c)(z)
   2.970% due 06/20/05                                 10,600          10,556
General Electric Capital Corp. Discount Note (z)
   3.090% due 07/25/05                                  1,100           1,092
General Motors Acceptance Corp.
   7.500% due 07/15/05                                    200             201
   6.750% due 01/15/06                                  2,000           2,015
General Motors Acceptance Corp. (E)
   4.750% due 05/19/05                                    300             300
   4.395% due 10/20/05                                    200             200
   4.070% due 04/13/06                                  2,300           2,261
Government Trust Certificate
   8.500% due 04/01/06                                    448             468
GTE Corp.
   6.360% due 04/15/06                                  2,000           2,044
HBOS Treasury Services, PLC (c)(z)
   2.870% due 06/07/05                                  1,100           1,097
HBOS Treasury Services, PLC (z)
   3.080% due 07/27/05                                  8,000           7,937
Heller Financial, Inc.
   6.375% due 03/15/06                                  1,000           1,022
Hydro Quebec
   Series MTNB
   6.520% due 02/23/06                                  1,000           1,022
Nordea Bank Finland PLC
   6.500% due 01/15/06                                  3,000           3,062

                                                   Short Duration Bond Fund  123

FRANK RUSSELL INVESTMENT COMPANY
SHORT DURATION BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Province of Ontario
   7.000% due 08/04/05                                  1,500           1,515
Province of Quebec
   6.500% due 01/17/06                                  1,560           1,594
Rabobank USA Financial Corp. (c)(z)
   2.890% due 05/02/05                                  1,000           1,000
   2.780% due 05/03/05                                 10,700          10,698
Royal Bank of Scotland (c)(z)
   2.960% due 05/25/05                                 10,700          10,679
Russia Government International Bond
   8.750% due 07/24/05                                  3,500           3,538
SouthTrust Bank (E)
   Series BKNT
   2.950% due 12/14/05                                  3,000           3,001
Spintab Swedish Mortgage (z)
   3.080% due 08/11/05                                  7,800           7,723
   3.180% due 09/01/05                                  3,900           3,849
Sprint Capital Corp.
   7.125% due 01/30/06                                  1,000           1,022
SunTrust Bank (E)
   Series BKNT
   3.120% due 10/03/05                                  2,000           2,000
Telefonica Europe BV
   7.350% due 09/15/05                                  6,700           6,792
UBS Financial Del, LLC (c)(z)
   2.830% due 05/02/05                                  1,800           1,800
   2.795% due 05/04/05                                    100             100
   2.870% due 05/16/05                                  9,700           9,688
   2.670% due 05/25/05                                    100             100
United States Treasury Bills (c)(z)(sec.)
   2.680% due 06/02/05                                     20              20
   2.690% due 06/02/05                                     20              20
   2.710% due 06/02/05                                     75              75
   2.740% due 06/16/05                                  1,350           1,345
United States Treasury Bills (z)
   2.781% due 06/09/05 (sec.)                             150             150
   2.805% due 07/21/05 (sec.)                           1,000             989
   2.882% due 08/04/05 (sec.)                           3,400           3,361
   2.835% due 08/18/05 (sec.)                          54,800          54,256
   2.976% due 09/08/05                                    400             395
US Bancorp
   7.625% due 05/01/05                                  1,000           1,000
US Bank NA (E)
   Series BKNT
   2.950% due 12/05/05                                  1,500           1,500
Verizon Wireless Capital LLC (E)(p)
   2.930% due 05/23/05                                  1,400           1,400
Wachovia Corp.
   6.800% due 06/01/05                                  1,500           1,504

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Westpac Capital Corp. (c)(z)
   2.940% due 06/10/05                                    700             698
                                                                 ------------

TOTAL SHORT-TERM INVESTMENTS
(cost $376,539)                                                       374,956
                                                                 ------------

OTHER SECURITIES - 0.1%
Frank Russell Investment Company Money Market
   Fund (X)                                           385,601             386
State Street Securities Lending Quality Trust
   (X)                                              1,214,904           1,215
                                                                 ------------

TOTAL OTHER SECURITIES
(cost $1,601)                                                           1,601
                                                                 ------------

TOTAL INVESTMENTS - 103.5%
(identified cost $1,258,581)                                        1,249,519

OTHER ASSETS AND LIABILITIES,
NET - (3.5%)                                                          (41,816)
                                                                 ------------

NET ASSETS - 100.0%                                                 1,207,703
                                                                 ------------
                                                                 ------------

See accompanying notes which are an integral part of the financial statements.

 124  Short Duration Bond Fund

FRANK RUSSELL INVESTMENT COMPANY
SHORT DURATION BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2005 (UNAUDITED)

Amounts in thousands

                                                                       UNREALIZED
                                                     NOTIONAL         APPRECIATION
FUTURES CONTRACTS                                     AMOUNT         (DEPRECIATION)
(NUMBER OF CONTRACTS)                                    $                  $
------------------------------------------------------------------------------------
Long Positions
Eurodollar Futures
   expiration date 06/05 (25)                               6,036                (41)
   expiration date 09/05 (897)                            215,852             (1,209)
   expiration date 12/05 (388)                             93,183               (249)
   expiration date 03/06 (190)                             45,572                 60
   expiration date 09/06 (14)                               3,351                 (2)
United States Treasury 2 Year Notes
   expiration date 06/05 (131)                             27,209                 38
United States Treasury 10 Year Notes
   expiration date 06/05 (10)                               1,114                 13
                                                                     ---------------

Total Unrealized Appreciation (Depreciation) on
   Open Futures Contracts                                                     (1,390)
                                                                     ===============


OPTIONS WRITTEN                                      NOTIONAL            MARKET
(NUMBER OF CONTRACTS)                                    $                  $
------------------------------------------------------------------------------------
United States Treasury Notes
10 Year Futures
   May 2005 111.00 Call (5)                                   555                 (4)
   May 2005 108.00 Put (5)                                    540                 --
                                                                     ---------------

Total Liability for Options Written (premiums
   received $3)                                                                   (4)
                                                                     ===============


FOREIGN CURRENCY EXCHANGE CONTRACTS
                                                             UNREALIZED
                                                            APPRECIATION
      AMOUNT                 AMOUNT          SETTLEMENT    (DEPRECIATION)
       SOLD                  BOUGHT             DATE             $
-------------------   --------------------   -----------   --------------
EUR              85      USD           110    05/18/05                  1
EUR             376      USD           486    05/18/05                  2
EUR             378      USD           495    05/25/05                  8
JPY          61,632      USD           572    06/13/05                (18)
                                                           --------------

Total Unrealized Appreciation (Depreciation) on Open
  Foreign Currency Related Transactions                                (7)
                                                           ==============



INTEREST RATE SWAPS
------------------------------------------------------------------------------------------------------------------------------
                             NOTIONAL                                                                              MARKET
        COUNTER               AMOUNT                                                         TERMINATION           VALUE
         PARTY                  $              FUND RECEIVES             FUND PAYS               DATE                $
-----------------------   --------------   ----------------------   --------------------   ----------------   ----------------
UBS                         USD   34,800   4.000%                   Three Month LIBOR          06/15/07                    (17)
                                                                                                              ----------------

Total Market Value of Interest Rate Swaps Premiums Paid (Received) - ($208)                                                (17)
                                                                                                              ================

  See accompanying notes which are an integral part of the financial statements.

                                                   Short Duration Bond Fund  125

FRANK RUSSELL INVESTMENT COMPANY
SHORT DURATION BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2005 (UNAUDITED)

                                                         % OF
                                                          NET
               PORTFOLIO SUMMARY                        ASSETS
-------------------------------------------------------------------
Asset-Backed Securities                                        24.8
Corporate Bonds and Notes                                      14.0
International Debt                                              2.4
Mortgage-Backed Securities                                     15.5
Non-US Bonds                                                    0.1
United States Government Agencies                               0.5
United States Government Treasuries                            14.8
Preferred Stock                                                 0.2
Options Purchased                                                --*
Short-Term Investments                                         31.1
Other Securities                                                0.1
                                                    ---------------
Total Investments                                             103.5
Other Assets and Liabilities, Net                              (3.5)
                                                    ---------------

Net Assets                                                    100.0
                                                    ===============
Futures Contracts                                               0.1
Options Written                                                  --*
Interest Rate Swaps                                              --*
Foreign Currency Exchange Contracts                              --*

*  Less than .05%

See accompanying notes which are an integral part of the financial statements.

 126  Short Duration Bond Fund

FRANK RUSSELL INVESTMENT COMPANY
SELECT GROWTH FUND

SHAREHOLDER EXPENSE EXAMPLE -- APRIL 30, 2005 (UNAUDITED)

--------------------------------------------------------------------------------

FUND EXPENSES

THE FOLLOWING DISCLOSURE PROVIDES IMPORTANT INFORMATION REGARDING EACH FUND'S EXPENSE EXAMPLE, WHICH APPEARS ON EACH FUND'S INDIVIDUAL PAGE IN THIS SEMIANNUAL REPORT. PLEASE REFER TO THIS INFORMATION WHEN REVIEWING THE EXPENSE EXAMPLE FOR A FUND.

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including advisory and administrative fees; distribution and/or service (12b-1) fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from November 1, 2004 to April 30, 2005.

ACTUAL EXPENSES

The information in the table under the heading "Actual Performance" provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table under the heading "Hypothetical Performance (5% return before expenses)" provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading "Hypothetical Performance (5% return before expenses)" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                  HYPOTHETICAL
                                                  PERFORMANCE
                                  ACTUAL           (5% RETURN
CLASS C                        PERFORMANCE      BEFORE EXPENSES)
-------                       --------------    ----------------
Beginning Account Value
November 1, 2004              $     1,000.00      $     1,000.00
Ending Account Value April
30, 2005                      $       995.60      $     1,014.19
Expenses Paid During
Period*                       $        10.79      $        10.89

* Expenses are equal to the Fund's annualized expense ratio of 2.18%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Includes amounts waived and/or reimbursed by the investment adviser. Without the waiver and/or reimbursement, expenses would have been higher.

                                                  HYPOTHETICAL
                                                  PERFORMANCE
                                  ACTUAL           (5% RETURN
CLASS E                        PERFORMANCE      BEFORE EXPENSES)
-------                       --------------    ----------------
Beginning Account Value
November 1, 2004              $     1,000.00      $     1,000.00
Ending Account Value April
30, 2005                      $     1,000.00      $     1,018.90
Expenses Paid During
Period*                       $         6.10      $         6.16

* Expenses are equal to the Fund's annualized expense ratio of 1.23%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Includes amounts waived and/or reimbursed by the investment adviser. Without the waiver and/or reimbursement, expenses would have been higher.

                                                  HYPOTHETICAL
                                                  PERFORMANCE
                                  ACTUAL           (5% RETURN
CLASS I                        PERFORMANCE      BEFORE EXPENSES)
-------                       --------------    ----------------
Beginning Account Value
November 1, 2004              $     1,000.00      $     1,000.00
Ending Account Value April
30, 2005                      $     1,002.80      $     1,020.59
Expenses Paid During
Period*                       $         4.42      $         4.46

* Expenses are equal to the Fund's annualized expense ratio of 0.89%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Includes amounts waived and/or reimbursed by the investment adviser. Without the waiver and/or reimbursement, expenses would have been higher.

                                                  HYPOTHETICAL
                                                  PERFORMANCE
                                  ACTUAL           (5% RETURN
CLASS S                        PERFORMANCE      BEFORE EXPENSES)
-------                       --------------    ----------------
Beginning Account Value
November 1, 2004              $     1,000.00      $     1,000.00
Ending Account Value April
30, 2005                      $     1,001.40      $     1,020.09
Expenses Paid During
Period*                       $         4.91      $         4.96

* Expenses are equal to the Fund's annualized expense ratio of 0.99%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Includes amounts waived and/or reimbursed by the investment adviser. Without the waiver and/or reimbursement, expenses would have been higher.

                                                         Select Growth Fund  127

FRANK RUSSELL INVESTMENT COMPANY
SELECT GROWTH FUND

SCHEDULE OF INVESTMENTS -- APRIL 30, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
COMMON STOCKS - 91.8%
Auto and Transportation - 2.0%
Autoliv, Inc.                                           2,600             115
Burlington Northern Santa Fe Corp.                      9,610             464
Expeditors International Washington, Inc.              15,000             737
FedEx Corp.                                             5,650             480
Oshkosh Truck Corp.                                     5,000             376
Pacer International, Inc. (AE)                          9,100             189
United Parcel Service, Inc. Class B                    14,000             998
                                                                 ------------
                                                                        3,359
                                                                 ------------

Consumer Discretionary - 19.1%
Abercrombie & Fitch Co. Class A                         2,100             113
AC Moore Arts & Crafts, Inc. (AE)                       5,300             138
Action Performance Cos., Inc. (N)                       6,800              72
Advance Auto Parts, Inc. (AE)                           5,600             299
Advo, Inc.                                              7,200             207
AMN Healthcare Services, Inc. (AE)(N)                  11,300             167
Buca, Inc. (AE)(N)                                     20,800              92
Buffalo Wild Wings, Inc. (AE)(N)                        3,600             110
Casual Male Retail Group, Inc. (AE)(N)                 20,200             134
Charlotte Russe Holding, Inc. (AE)(N)                  10,300             110
Chemed Corp.                                            2,400             170
Circuit City Stores, Inc.                              33,000             521
Coach, Inc. (AE)                                       29,140             781
Cross Country Healthcare, Inc. (AE)                     4,700              76
Crown Media Holdings, Inc. Class A (AE)(N)             12,800             112
DeVry, Inc. (AE)                                        4,300              98
DiamondCluster International, Inc. (AE)                10,800             134
Dolby Laboratories, Inc. Class A (AE)                   5,500             112
DreamWorks Animation SKG, Inc. Class A (AE)            13,600             510
eBay, Inc. (AE)                                        16,000             508
eCost.com, Inc. (AE)(N)                                12,877              54
Electronic Arts, Inc. (AE)                              8,800             470
Emerson Radio (AE)                                     23,200              68
Gander Mountain Co. (AE)(N)                             4,800              50
Gillette Co. (The)                                     16,000             826
Google, Inc. Class A (AE)                               9,832           2,163
Hilton Hotels Corp.                                    21,300             465
Home Depot, Inc.                                       53,900           1,906
Hot Topic, Inc. (AE)                                   11,200             224
Image Entertainment, Inc. (AE)(N)                      11,600              44
International Game Technology                          44,587           1,199
JC Penney Co., Inc. Holding Co.                        15,900             754
Jos A Bank Clothiers, Inc. (AE)(N)                      3,800             125
Kimberly-Clark Corp.                                    7,500             468
Kohl's Corp. (AE)                                      12,700             605

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Liberty Media International, Inc. Class A (AE)         20,000             829
Linens 'N Things, Inc. (AE)                            13,200             308
Marriott International, Inc. Class A                   38,074           2,389
MGM Mirage (AE)                                        18,460           1,289
Multimedia Games, Inc. (AE)                             3,100              25
Nautilus Group, Inc. (N)                                8,000             199
Navigant Consulting, Inc. (AE)                          8,000             188
New Frontier Media, Inc. (AE)                          11,400              69
News Corp. Class A                                     18,100             277
PC Mall, Inc. (AE)(N)                                   5,200              28
PeopleSupport, Inc. (AE)                                3,600              33
Petsmart, Inc.                                         11,400             304
Priceline.com, Inc. (AE)(N)                            15,000             380
Ross Stores, Inc.                                      11,600             310
Sports Authority, Inc. (The) (AE)(N)                    7,300             194
Staples, Inc.                                          45,000             858
Starbucks Corp. (AE)                                   12,808             634
Tempur-Pedic International, Inc. (AE)                   1,400              27
Time Warner, Inc. (AE)                                 89,290           1,501
Tweeter Home Entertainment Group, Inc. (AE)(N)         13,300              49
Ventiv Health, Inc. (AE)(N)                             8,700             181
VeriSign, Inc. (AE)                                    31,400             831
Wal-Mart Stores, Inc.                                  16,000             754
Walt Disney Co.                                        25,000             660
Waste Management, Inc.                                 10,700             305
Weight Watchers International, Inc. (AE)(N)            17,000             710
XM Satellite Radio Holdings, Inc. Class A
   (AE)(N)                                             41,200           1,143
Yahoo!, Inc. (AE)                                      76,759           2,649
Yum! Brands, Inc.                                      15,928             748
                                                                 ------------
                                                                       31,757
                                                                 ------------

Consumer Staples - 7.1%
Coca-Cola Co. (The)                                    16,300             708
Colgate-Palmolive Co.                                  25,020           1,246
Hansen Natural Corp. (AE)(N)                            3,700             210
PepsiCo, Inc.                                          65,400           3,638
Procter & Gamble Co.                                   71,242           3,857
Sysco Corp.                                            36,900           1,277
Walgreen Co.                                           20,000             861
                                                                 ------------
                                                                       11,797
                                                                 ------------

 128  Select Growth Fund

FRANK RUSSELL INVESTMENT COMPANY
SELECT GROWTH FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Financial Services - 9.6%
Advent Software, Inc. (AE)                              8,900             159
American Express Co.                                   49,344           2,600
American International Group, Inc.                     14,800             753
American Land Lease, Inc. (o)                           3,600              78
Automatic Data Processing, Inc.                        38,420           1,669
Capital One Financial Corp.                            24,100           1,708
Checkfree Corp. (AE)                                   11,500             422
Chicago Mercantile Exchange                             3,400             665
Citigroup, Inc.                                        16,730             786
Commerce Bancorp, Inc. (N)                             11,200             313
Cybersource Corp. (AE)                                 15,296              93
First Data Corp.                                       27,000           1,027
Goldman Sachs Group, Inc.                              12,041           1,286
Great American Financial Resources, Inc.                4,300              68
La Quinta Corp. (AE)(o)                                13,900             121
Lakeland Bancorp, Inc. (N)                              5,100              76
MCF Corp. (AE)(N)                                      19,600              26
McGrath Rentcorp                                        6,200             138
Mercer Insurance Group, Inc. (AE)                       9,200             120
Moody's Corp.                                          10,000             821
Paychex, Inc.                                          52,776           1,615
Pico Holdings, Inc. (AE)(N)                             3,800              92
Santander BanCorp (N)                                   4,390              97
Starwood Hotels & Resorts Worldwide, Inc. (o)          23,400           1,272
                                                                 ------------
                                                                       16,005
                                                                 ------------

Health Care - 22.3%
Abaxis, Inc. (AE)                                       8,000              76
Able Laboratories, Inc. (AE)(N)                        11,000             262
Aetna, Inc.                                            12,540             920
Albany Molecular Research, Inc. (AE)                    7,900              75
Allergan, Inc.                                         12,000             845
Amgen, Inc. (AE)                                       42,290           2,462
Amylin Pharmaceuticals, Inc. (AE)(N)                   14,400             245
Arthrocare Corp. (AE)(N)                                8,700             256
Barr Pharmaceuticals, Inc. (AE)                         4,100             213
Bruker BioSciences Corp. (AE)                          20,400              67
Caremark Rx, Inc. (AE)                                 54,045           2,165
Cellegy Pharmaceuticals, Inc. (AE)                     14,300              29
Charles River Laboratories International, Inc.
   (AE)                                                 6,100             289
Community Health Systems, Inc. (AE)                    10,900             397
Cutera, Inc. (AE)                                       6,300             108
DaVita, Inc. (AE)                                       7,500             302
Dendreon Corp. (AE)(N)                                 11,900              55
Express Scripts, Inc. (AE)                              3,700             332
Eyetech Pharmaceuticals, Inc. (AE)(N)                  12,500             287
Genentech, Inc. (AE)                                   26,030           1,847

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Gentiva Health Services, Inc. (AE)                      4,500              88
Gilead Sciences, Inc. (AE)                             28,565           1,060
GTx, Inc. (AE)(N)                                       9,100              81
Guilford Pharmaceuticals, Inc. (AE)(N)                 14,900              35
HCA Inc.                                                9,300             519
Hologic, Inc. (AE)                                      3,300             117
Idenix Pharmaceuticals, Inc. (AE)(N)                    4,700              89
IRIS International, Inc. (AE)                           3,400              49
Johnson & Johnson                                      88,520           6,074
Kinetic Concepts, Inc. (AE)                             9,900             608
LCA-Vision, Inc.                                        6,401             251
Lifecore Biomedical, Inc. (AE)                          6,700              82
Lifeline Systems, Inc. (AE)                             3,400             116
Medco Health Solutions, Inc. (AE)                       7,500             382
Medtronic, Inc.                                         9,000             474
Nabi Biopharmaceuticals (AE)                           11,442             125
Natus Medical, Inc. (AE)(N)                            10,800              92
Neose Technologies, Inc. (AE)                          16,300              43
Novartis AG ADR                                         6,700             326
Novavax, Inc. (AE)(N)                                  18,400              29
Omnicell, Inc. (AE)                                    14,800              91
Palomar Medical Technologies, Inc. (AE)(N)              4,500             101
Pfizer, Inc.                                          207,570           5,639
Pharmaceutical Product Development, Inc. (AE)           1,700              77
Schering-Plough Corp.                                  37,100             774
St. Jude Medical, Inc. (AE)                            10,000             390
Stryker Corp.                                           9,600             466
Sybron Dental Specialties, Inc. (AE)                    5,500             205
UnitedHealth Group, Inc.                                6,300             595
Valeant Pharmaceuticals International (N)              22,600             469
VistaCare, Inc. Class A (AE)                            6,300             113
WellPoint, Inc. (AE)                                   22,850           2,919
Wright Medical Group, Inc. (AE)                         4,600             114
Wyeth                                                  14,200             638
Zimmer Holdings, Inc. (AE)                             33,417           2,721
                                                                 ------------
                                                                       37,184
                                                                 ------------

Materials and Processing - 2.5%
Chicago Bridge & Iron Co. NV                            8,500             190
DHB Industries, Inc. (AE)(N)                            9,300              62
Dow Chemical Co. (The)                                 17,600             808
EI Du Pont de Nemours & Co.                            16,300             768

                                                         Select Growth Fund  129

FRANK RUSSELL INVESTMENT COMPANY
SELECT GROWTH FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Harsco Corp.                                            4,600             247
Housevalues, Inc. (AE)                                  5,000              65
Insituform Technologies, Inc. Class A (AE)             10,200             152
Layne Christensen Co. (AE)                              4,600              71
Lifecell Corp. (AE)                                     8,800             106
Monsanto Co.                                            6,900             404
Praxair, Inc.                                          19,000             890
Quanta Services, Inc. (AE)(N)                          20,000             160
Symyx Technologies, Inc. (AE)                           4,900             119
Unifi, Inc. (AE)                                       21,400              66
                                                                 ------------
                                                                        4,108
                                                                 ------------

Miscellaneous - 3.5%
Fortune Brands, Inc.                                    5,630             476
General Electric Co.                                  102,278           3,701
Honeywell International, Inc.                          19,000             679
Tyco International, Ltd.                               28,590             895
                                                                 ------------
                                                                        5,751
                                                                 ------------

Other Energy - 1.3%
ENSCO International, Inc.                               7,100             231
EOG Resources, Inc.                                    12,800             609
Grant Prideco, Inc. (AE)                                7,400             164
National-Oilwell Varco, Inc. (AE)                       2,300              91
Newfield Exploration Co. (AE)                           5,200             369
Superior Energy Services, Inc. (AE)                    10,600             158
Todco Class A (AE)                                      5,600             125
Valero Energy Corp.                                     4,930             338
Westmoreland Coal Co. (AE)(N)                           4,200              74
                                                                 ------------
                                                                        2,159
                                                                 ------------

Producer Durables - 3.0%
ADE Corp. (AE)(N)                                       4,900             105
Applied Materials, Inc.                                46,587             693
Boeing Co.                                             14,200             845
Caterpillar, Inc.                                       6,800             599
Danaher Corp.                                          12,300             623
Faro Technologies, Inc. (AE)(N)                         3,000              81
General Cable Corp. (AE)(N)                             8,000              97
Herman Miller, Inc.                                    10,600             303
Kla-Tencor Corp.                                       10,900             425
Lexmark International, Inc. Class A (AE)                8,000             556
Measurement Specialties, Inc. (AE)(N)                   2,800              62
Photon Dynamics, Inc. (AE)(N)                           5,700             110
Radyne Comstream Corp. (AE)(N)                         11,300              86
Southern Energy Homes, Inc. (AE)                       23,700             134

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Stamps.com, Inc. (AE)                                   2,100              41
Varian Semiconductor Equipment Associates, Inc.
   (AE)                                                 4,200             157
                                                                 ------------
                                                                        4,917
                                                                 ------------

Technology - 20.9%
@Road, Inc. (AE)(N)                                    15,400              52
ACT Teleconferencing, Inc. (AE)(N)                     32,900              12
Actuate Corp. (AE)                                     16,200              31
ADC Telecommunications, Inc. (AE)                      74,100             168
Aeroflex, Inc. (AE)                                    12,700             101
Agile Software Corp. (AE)                              36,500             240
Altera Corp. (AE)                                      32,300             670
Apple Computer, Inc. (AE)                              15,754             568
Arrow Electronics, Inc. (AE)                           11,900             290
ATI Technologies, Inc. (AE)                             6,300              93
Avaya, Inc. (AE)                                        6,600              57
Blue Coat Systems, Inc. (AE)(N)                         5,000              72
Broadcom Corp. Class A (AE)                            31,640             946
Captaris, Inc. (AE)                                    15,100              55
Centillium Communications, Inc. (AE)                   26,526              53
Cisco Systems, Inc. (AE)                               55,100             952
Cognos, Inc. (AE)                                       4,100             155
Comverse Technology, Inc. (AE)                         10,200             232
Corning, Inc. (AE)                                     21,800             300
Dell, Inc. (AE)                                        42,241           1,471
Diodes, Inc. (AE)                                       4,600             135
DRS Technologies, Inc. (AE)                             4,400             195
EDO Corp.                                               6,000             179
EMC Corp. (AE)                                         66,477             872
Equinix, Inc. (AE)(N)                                   5,600             196
Formfactor, Inc. (AE)                                   5,200             119
Freescale Semiconductor, Inc. Class B (AE)             12,400             234
Ibasis, Inc. (AE)(N)                                   19,800              46
Integrated Device Technology, Inc. (AE)                11,300             121
Intel Corp.                                            88,630           2,085
Intersil Corp. Class A                                 17,000             297
Intuit, Inc. (AE)                                      18,000             725
Juniper Networks, Inc. (AE)(N)                         55,580           1,256
Macrovision Corp. (AE)                                 12,300             252
Manugistics Group, Inc. (AE)                            1,900               3
Marvell Technology Group, Ltd. (AE)                    17,410             583
Matrixone, Inc. (AE)                                   57,100             244
Maxim Integrated Products, Inc.                        15,300             572
Mercury Computer Systems, Inc. (AE)                     6,100             161
Microsoft Corp.                                       278,610           7,048
MIPS Technologies, Inc. (AE)                           12,300              86

 130  Select Growth Fund

FRANK RUSSELL INVESTMENT COMPANY
SELECT GROWTH FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Motorola, Inc.                                         84,400           1,295
Nam Tai Electronics, Inc.                               6,500             150
National Semiconductor Corp.                           50,300             960
Nvidia Corp. (AE)                                      34,100             748
Parametric Technology Corp. (AE)                       21,000             112
Phoenix Technologies, Ltd. (AE)                        11,100              90
PMC - Sierra, Inc. (AE)                                50,600             408
Qualcomm, Inc. (AE)                                    92,550           3,229
Quest Software, Inc. (AE)                               7,800              93
Redback Networks, Inc. (AE)                            24,045             129
Rockwell Automation, Inc.                              10,040             464
Saba Software, Inc. (AE)(N)                            18,325              77
SanDisk Corp. (AE)                                     47,500           1,126
Selectica, Inc. (AE)                                   13,800              45
Silicon Image, Inc. (AE)                               31,500             317
Texas Instruments, Inc.                                96,781           2,416
Three-Five Systems, Inc. (AE)                          11,400               9
Transwitch Corp. (AE)(N)                               49,800              62
WatchGuard Technologies (AE)                           15,500              50
Witness Systems, Inc. (AE)                              9,500             167
WJ Communications (AE)                                 13,300              26
Xilinx, Inc.                                           34,384             926
                                                                 ------------
                                                                       34,826
                                                                 ------------

Utilities - 0.5%
Alamosa Holdings, Inc. (AE)                             8,700             113
America Movil SA de CV ADR Class L                      9,938             493
MDU Communications International, Inc. (AE)(N)         29,200              72
Primus Telecommunications GP (AE)(N)                   18,300              28
Talk America Holdings, Inc. (AE)                       11,400              98
Ubiquitel, Inc. (AE)                                   16,400             119
                                                                 ------------
                                                                          923
                                                                 ------------

TOTAL COMMON STOCKS
(cost $147,623)                                                       152,786
                                                                 ------------

SHORT-TERM INVESTMENTS - 7.9%
Frank Russell Investment Company Money Market
   Fund                                            11,854,000          11,854
United States Treasury Bill (c)(z)(sec.)
   2.734% due 06/09/05                                  1,200           1,195
                                                                 ------------

TOTAL SHORT-TERM INVESTMENTS
(cost $13,049)                                                         13,049
                                                                 ------------

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------

OTHER SECURITIES - 4.8%
Frank Russell Investment Company Money Market
   Fund (X)                                         1,928,636           1,929
State Street Securities Lending Quality Trust
   (X)                                              6,076,513           6,077
                                                                 ------------
TOTAL OTHER SECURITIES
(cost $8,006)                                                           8,006
                                                                 ------------

TOTAL INVESTMENTS - 104.5%
(identified cost $168,678)                                            173,841

OTHER ASSETS AND LIABILITIES,
NET - (4.5%)                                                           (7,416)
                                                                 ------------

NET ASSETS - 100.0%                                                   166,425
                                                                 ============

  See accompanying notes which are an integral part of the financial statements.

                                                         Select Growth Fund  131

FRANK RUSSELL INVESTMENT COMPANY
SELECT GROWTH FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2005 (UNAUDITED)

Amounts in thousands

                                                                   UNREALIZED
                                                   NOTIONAL       APPRECIATION
FUTURES CONTRACTS                                   AMOUNT       (DEPRECIATION)
(NUMBER OF CONTRACTS)                                 $                $
-------------------------------------------------------------------------------
Long Positions
Nasdaq 100 Index
   expiration date 06/05 (35)                           4,989             (268)

Russell 1000 Growth Index
   expiration date 06/05 (6)                            1,392              (67)

S&P 500 E-Mini Index
   expiration date 06/05 (30)                           1,738              (58)

S&P 500 Index
   expiration date 06/05 (18)                           5,213              (99)
                                                                  ------------

Total Unrealized Appreciation (Depreciation) on
   Open Futures Contracts                                                 (492)
                                                                  ============

                                                     % OF
                                                     NET
PORTFOLIO SUMMARY                                   ASSETS
-------------------------------------------------------------
Auto and Transportation                                   2.0
Consumer Discretionary                                   19.1
Consumer Staples                                          7.1
Financial Services                                        9.6
Health Care                                              22.3
Materials and Processing                                  2.5
Miscellaneous                                             3.5
Other Energy                                              1.3
Producer Durables                                         3.0
Technology                                               20.9
Utilities                                                 0.5
Short-Term Investments                                    7.9
Other Securities                                          4.8
                                                 ------------
Total Investments                                       104.5
Other Assets and Liabilities, Net                        (4.5)
                                                 ------------

Net Assets                                              100.0
                                                 ============
Futures Contracts                                         0.3

See accompanying notes which are an integral part of the financial statements.

 132  Select Growth Fund

FRANK RUSSELL INVESTMENT COMPANY
SELECT VALUE FUND

SHAREHOLDER EXPENSE EXAMPLE -- APRIL 30, 2005 (UNAUDITED)

--------------------------------------------------------------------------------

FUND EXPENSES

THE FOLLOWING DISCLOSURE PROVIDES IMPORTANT INFORMATION REGARDING EACH FUND'S EXPENSE EXAMPLE, WHICH APPEARS ON EACH FUND'S INDIVIDUAL PAGE IN THIS SEMIANNUAL REPORT. PLEASE REFER TO THIS INFORMATION WHEN REVIEWING THE EXPENSE EXAMPLE FOR A FUND.

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including advisory and administrative fees; distribution and/or service (12b-1) fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from November 1, 2004 to April 30, 2005.

ACTUAL EXPENSES

The information in the table under the heading "Actual Performance" provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table under the heading "Hypothetical Performance (5% return before expenses)" provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading "Hypothetical Performance (5% return before expenses)" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                  HYPOTHETICAL
                                                  PERFORMANCE
                                  ACTUAL           (5% RETURN
CLASS C                        PERFORMANCE      BEFORE EXPENSES)
-------                       --------------    ----------------
Beginning Account Value
November 1, 2004              $     1,000.00      $     1,000.00
Ending Account Value April
30, 2005                      $     1,054.10      $     1,014.19
Expenses Paid During
Period*                       $        11.10      $        10.89

* Expenses are equal to the Fund's annualized expense ratio of 2.18%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Includes amounts waived and/or reimbursed by the investment adviser. Without the waiver and/or reimbursement, expenses would have been higher.

                                                  HYPOTHETICAL
                                                  PERFORMANCE
                                  ACTUAL           (5% RETURN
CLASS E                        PERFORMANCE      BEFORE EXPENSES)
-------                       --------------    ----------------
Beginning Account Value
November 1, 2004              $     1,000.00      $     1,000.00
Ending Account Value April
30, 2005                      $     1,058.80      $     1,019.00
Expenses Paid During
Period*                       $         6.18      $         6.06

* Expenses are equal to the Fund's annualized expense ratio of 1.21%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Includes amounts waived and/or reimbursed by the investment adviser. Without the waiver and/or reimbursement, expenses would have been higher.

                                                  HYPOTHETICAL
                                                  PERFORMANCE
                                  ACTUAL           (5% RETURN
CLASS I                        PERFORMANCE      BEFORE EXPENSES)
-------                       --------------    ----------------
Beginning Account Value
November 1, 2004              $     1,000.00      $     1,000.00
Ending Account Value April
30, 2005                      $     1,061.40      $     1,021.08
Expenses Paid During
Period*                       $         4.04      $         3.96

* Expenses are equal to the Fund's annualized expense ratio of 0.79%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Includes amounts waived and/or reimbursed by the investment adviser. Without the waiver and/or reimbursement, expenses would have been higher.

                                                  HYPOTHETICAL
                                                  PERFORMANCE
                                  ACTUAL           (5% RETURN
CLASS S                        PERFORMANCE      BEFORE EXPENSES)
-------                       --------------    ----------------
Beginning Account Value
November 1, 2004              $     1,000.00      $     1,000.00
Ending Account Value April
30, 2005                      $     1,059.60      $     1,019.89
Expenses Paid During
Period*                       $         5.26      $         5.16

* Expenses are equal to the Fund's annualized expense ratio of 1.03%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Includes amounts waived and/or reimbursed by the investment adviser. Without the waiver and/or reimbursement, expenses would have been higher.

                                                          Select Value Fund  133

FRANK RUSSELL INVESTMENT COMPANY
SELECT VALUE FUND

SCHEDULE OF INVESTMENTS -- APRIL 30, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
COMMON STOCKS - 94.0%
Auto and Transportation - 1.6%
Autoliv, Inc.                                          20,500             907
Aviall, Inc. (AE)                                      18,676             546
Burlington Northern Santa Fe Corp.                     18,370             886
CNF, Inc.                                               3,950             169
Fleetwood Enterprises, Inc. (AE)(N)                    37,535             287
Keystone Automotive Industries, Inc. (AE)              13,918             279
Union Pacific Corp.                                    10,000             639
United Parcel Service, Inc. Class B                    12,900             920
Wabash National Corp.                                  11,646             297
Westinghouse Air Brake Technologies Corp.              28,058             561
                                                                 ------------
                                                                        5,491
                                                                 ------------

Consumer Discretionary - 12.9%
Accenture, Ltd. Class A (AE)                           54,360           1,180
Administaff, Inc. (N)                                  29,913             409
Advance Auto Parts, Inc. (AE)                          20,900           1,115
California Pizza Kitchen, Inc. (AE)                    17,157             391
CBRL Group, Inc.                                        5,978             230
Clear Channel Communications, Inc.                     34,900           1,115
Copart, Inc. (AE)                                      17,818             386
Corinthian Colleges, Inc. (AE)                         28,250             401
Darden Restaurants, Inc.                               45,200           1,356
DeVry, Inc. (AE)                                       19,354             441
DreamWorks Animation SKG, Inc. Class A (AE)            10,900             409
Gap, Inc. (The)                                        49,990           1,067
Gillette Co. (The)                                     15,700             811
Hancock Fabrics, Inc. (N)                              18,014             107
Harrah's Entertainment, Inc.                           45,900           3,012
Hasbro, Inc.                                           49,510             937
Home Depot, Inc.                                       33,700           1,192
Jarden Corp. (AE)(N)                                    3,783             169
JC Penney Co., Inc. Holding Co.                        48,800           2,314
Kimberly-Clark Corp.                                   34,610           2,161
Knight-Ridder, Inc. (N)                                14,900             964
La-Z-Boy, Inc. (N)                                     15,572             184
Liberty Media Corp. Class A (AE)                      265,800           2,669
Lowe's Cos., Inc.                                       9,800             511
May Department Stores Co. (The)                        27,600             968
McDonald's Corp.                                      117,660           3,449
Newell Rubbermaid, Inc.                                42,800             930
Nike, Inc. Class B                                      9,600             737
PEP Boys-Manny Moe & Jack (N)                          19,027             270
Playboy Enterprises, Inc. Class B (AE)                 25,108             303
Reader's Digest Association, Inc. (The)                20,451             348
Reed Elsevier PLC ADR (N)                              17,210             679
RR Donnelley & Sons Co.                                13,878             457

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Sabre Holdings Corp. Class A                           26,100             511
Service Corp. International                            36,888             260
Source Interlink Cos., Inc. (AE)                       23,004             241
Sports Authority, Inc. (The) (AE)(N)                   14,552             387
Thomson ADR (N)                                        80,400           1,987
Time Warner, Inc. (AE)                                 53,560             900
TJX Cos., Inc.                                         30,410             689
Tribune Co. (N)                                        15,120             584
VeriSign, Inc. (AE)                                    23,900             632
Viacom, Inc. Class B                                   35,554           1,231
Walt Disney Co.                                        64,750           1,709
Waste Management, Inc.                                 36,800           1,048
Westwood One, Inc. (AE)                                16,400             300
Yum! Brands, Inc.                                      49,900           2,343
                                                                 ------------
                                                                       44,494
                                                                 ------------

Consumer Staples - 5.5%
Altria Group, Inc.                                     60,760           3,949
American Italian Pasta Co. Class A (N)                 16,992             402
Campbell Soup Co.                                      12,700             378
Coca-Cola Co. (The)                                     9,900             430
Coca-Cola Enterprises, Inc.                            43,700             887
Colgate-Palmolive Co.                                  42,500           2,116
ConAgra Foods, Inc.                                    38,500           1,030
Dean Foods Co. (AE)                                    18,500             636
Del Monte Foods Co. (AE)                               27,100             283
Diageo PLC ADR                                          6,730             402
DIMON, Inc. (N)                                        39,501             235
General Mills, Inc.                                    11,000             543
HJ Heinz Co.                                           51,150           1,885
JM Smucker Co. (The) (N)                               10,200             506
Kellogg Co.                                            30,530           1,372
Lance, Inc.                                            10,374             171
Molson Coors Brewing Co. Class B (N)                    8,800             543
Nestle SA ADR (N)                                       3,490             229
PepsiCo, Inc.                                          10,020             558
Performance Food Group Co. (AE)                        14,372             386
Procter & Gamble Co.                                    7,500             406
Sara Lee Corp.                                         53,230           1,139
Sensient Technologies Corp.                             9,854             197
Unilever NV                                             6,200             399
                                                                 ------------
                                                                       19,082
                                                                 ------------

 134  Select Value Fund

FRANK RUSSELL INVESTMENT COMPANY
SELECT VALUE FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Financial Services - 24.0%
Aflac, Inc.                                            12,780             520
AG Edwards, Inc.                                       12,100             480
Allmerica Financial Corp. (AE)                          7,735             260
Allstate Corp. (The)                                   72,770           4,087
American Express Co.                                   18,210             960
American International Group, Inc.                     21,800           1,109
AmSouth Bancorp                                        19,500             513
Bank of America Corp.                                 197,846           8,912
Bank of New York Co., Inc. (The)                       39,100           1,092
Bear Stearns Cos., Inc. (The)                           8,700             824
BISYS Group, Inc. (The) (AE)                           26,909             380
CB Richard Ellis Group, Inc. (AE)                      36,200           1,258
Chubb Corp.                                             5,620             460
Cigna Corp.                                            10,700             984
Citigroup, Inc.                                       182,250           8,559
Comerica, Inc.                                         18,500           1,059
Commerce Bancshares, Inc. (N)                          20,327             980
Dow Jones & Co., Inc. (N)                              29,700             993
E*Trade Financial Corp. (AE)                           83,400             927
Fannie Mae                                             27,100           1,462
Federated Investors, Inc. Class B                      20,000             569
First Data Corp.                                       88,013           3,347
First Industrial Realty Trust, Inc. (o)                 9,951             380
Fiserv, Inc. (AE)                                      11,530             488
Franklin Resources, Inc.                               29,730           2,042
Freddie Mac                                            50,200           3,088
GATX Corp.                                             13,869             454
Genworth Financial, Inc. Class A (N)                   54,100           1,512
Goldman Sachs Group, Inc.                              39,000           4,165
Hartford Financial Services Group, Inc.                26,520           1,919
Hilb Rogal & Hobbs Co.                                  7,597             266
Huntington Bancshares, Inc.                            42,000             987
Jefferson-Pilot Corp.                                  20,200           1,014
JPMorgan Chase & Co.                                   89,266           3,168
Kronos, Inc. (AE)                                       4,881             191
Lehman Brothers Holdings, Inc.                          5,220             479
Loews Corp.                                            12,000             851
MBNA Corp.                                             18,060             357
Mellon Financial Corp.                                 28,530             790
Merrill Lynch & Co., Inc.                              55,330           2,984
Metlife, Inc.                                          51,570           2,006
Montpelier Re Holdings, Ltd.                           10,025             333
Morgan Stanley                                         23,600           1,242
Nationwide Financial Services, Inc.                    27,800             985
Northern Trust Corp.                                   19,800             892
PNC Financial Services Group, Inc.                     38,370           2,042
Providian Financial Corp. (AE)                         75,300           1,255
Prudential Financial, Inc.                             17,900           1,023
Regions Financial Corp.                                15,500             519

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Starwood Hotels & Resorts Worldwide, Inc. (o)           9,400             511
SunTrust Banks, Inc.                                   40,240           2,931
US Bancorp                                             77,700           2,168
W Holding Co., Inc. (N)                                31,799             257
Wachovia Corp.                                         16,600             850
Wells Fargo & Co.                                      12,930             775
Zions BanCorp.                                          4,600             322
                                                                 ------------
                                                                       82,981
                                                                 ------------

Health Care - 10.4%
Abbott Laboratories                                    22,230           1,093
Amgen, Inc. (AE)                                       35,400           2,061
Baxter International, Inc.                             59,550           2,209
Biogen Idec, Inc. (AE)                                 90,215           3,269
Boston Scientific Corp. (AE)                          100,200           2,964
Caremark Rx, Inc. (AE)                                 39,200           1,570
Eli Lilly & Co.                                        18,580           1,086
Gentiva Health Services, Inc. (AE)                     29,522             578
Genzyme Corp. (AE)                                     33,900           1,987
HCA Inc.                                               15,500             866
Invitrogen Corp. (AE)                                  11,600             850
IVAX Corp. (AE)                                        23,900             452
Johnson & Johnson                                      35,010           2,403
KV Pharmaceutical Co. Class A (AE)(N)                  16,239             380
LifePoint Hospitals, Inc. (AE)                         13,238             588
McKesson Corp.                                         16,000             592
Merck & Co., Inc.                                      55,200           1,871
Novartis AG ADR                                         7,560             368
Par Pharmaceutical Cos., Inc. (AE)                      8,302             249
Pfizer, Inc.                                           47,750           1,297
PolyMedica Corp. (N)                                   11,712             363
PSS World Medical, Inc. (AE)                           45,276             505
Roche Holding AG ADR                                   10,490             633
Rotech Healthcare, Inc. (AE)(N)                        14,235             353
Sunrise Senior Living, Inc. (AE)(N)                     9,232             473
UnitedHealth Group, Inc.                               20,000           1,890
US Physical Therapy, Inc. (AE)(N)                      13,889             200
WellPoint, Inc. (AE)                                   23,700           3,028
Wyeth                                                  39,350           1,768
                                                                 ------------
                                                                       35,946
                                                                 ------------

Integrated Oils - 5.3%
ChevronTexaco Corp.                                    71,042           3,694
ConocoPhillips                                         42,550           4,461
Exxon Mobil Corp.                                     113,150           6,454
Marathon Oil Corp.                                     21,900           1,020

                                                          Select Value Fund  135

FRANK RUSSELL INVESTMENT COMPANY
SELECT VALUE FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Total SA ADR (N)                                        8,260             916
Unocal Corp.                                           35,530           1,938
                                                                 ------------
                                                                       18,483
                                                                 ------------

Materials and Processing - 8.3%
Air Products & Chemicals, Inc.                         18,040           1,059
Airgas, Inc.                                           15,838             347
Alcoa, Inc.                                            37,200           1,080
American Standard Cos., Inc.                           45,700           2,043
Archer-Daniels-Midland Co.                             46,140             830
Avery Dennison Corp.                                   16,900             885
Bemis Co.                                              31,900             879
Bowater, Inc. (N)                                      36,480           1,185
Cabot Corp.                                            14,200             434
Cabot Microelectronics Corp. (AE)(N)                    4,388             126
Crompton Corp.                                         38,200             537
Dow Chemical Co. (The)                                110,580           5,079
EI Du Pont de Nemours & Co.                            45,080           2,124
Engelhard Corp.                                         2,600              80
International Paper Co.                                62,660           2,149
Masco Corp.                                            27,180             856
MeadWestvaco Corp.                                     20,600             607
Monsanto Co.                                           33,190           1,946
Nalco Holding Co. (AE)                                  8,380             151
PPG Industries, Inc.                                   22,160           1,497
Praxair, Inc.                                          38,690           1,812
Rohm & Haas Co.                                        14,500             633
Smurfit-Stone Container Corp. (AE)                     19,460             255
Syngenta AG ADR                                        34,190             709
United States Steel Corp.                              22,100             945
Valspar Corp. (N)                                      15,000             620
                                                                 ------------
                                                                       28,868
                                                                 ------------
Miscellaneous - 3.6%
General Electric Co.                                   91,400           3,309
Hillenbrand Industries, Inc.                           10,700             591
Honeywell International, Inc.                          32,000           1,144
Teleflex, Inc. (N)                                      5,000             267
Textron, Inc.                                          17,100           1,288
Tyco International, Ltd.                              119,600           3,745
Vivendi Universal SA ADR (N)                           69,500           2,061
                                                                 ------------
                                                                       12,405
                                                                 ------------

Other Energy - 3.4%
Burlington Resources, Inc.                             30,800           1,497
Cal Dive International, Inc. (AE)                       8,366             372
Chesapeake Energy Corp.                                83,800           1,612
Devon Energy Corp.                                     56,580           2,556
Encore Acquisition Co. (AE)                            10,211             375
EOG Resources, Inc.                                    12,620             600
Forest Oil Corp. (AE)                                  10,150             391

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Global Industries, Ltd. (AE)                           27,658             267
GlobalSantaFe Corp.                                     7,260             244
Hanover Compressor Co. (AE)(N)                         33,395             346
Noble Corp.                                            16,190             824
NRG Energy, Inc. (AE)                                  14,300             445
Remington Oil & Gas Corp. (AE)                         16,095             469
Sunoco, Inc.                                           16,400           1,628
                                                                 ------------
                                                                       11,626
                                                                 ------------

Producer Durables - 5.8%
Ametek, Inc.                                            7,750             293
Applied Signal Technology, Inc.                         9,579             187
BE Aerospace, Inc. (AE)                                52,936             643
Champion Enterprises, Inc. (AE)                        45,587             430
Cooper Industries, Ltd. Class A                         8,500             541
Crane Co.                                              11,816             302
Deere & Co.                                            20,790           1,300
Duratek, Inc. (AE)                                     11,245             261
Emerson Electric Co.                                   28,160           1,765
Engineered Support Systems, Inc.                       13,995             494
Esterline Technologies Corp. (AE)                      14,092             455
IDEX Corp.                                             11,169             416
Illinois Tool Works, Inc.                               9,620             806
Ingersoll-Rand Co. Class A                             21,000           1,614
Lennar Corp. Class A                                   48,000           2,471
Lockheed Martin Corp.                                  25,910           1,579
Northrop Grumman Corp.                                 23,530           1,290
Park-Ohio Holdings Corp. (AE)                          12,397             175
Pulte Homes, Inc.                                      14,200           1,015
Sandvik AB ADR (N)                                      6,520             254
United Technologies Corp.                              33,710           3,429
Varian Semiconductor Equipment Associates, Inc.
   (AE)                                                 4,725             176
                                                                 ------------
                                                                       19,896
                                                                 ------------

Technology - 5.0%
Analog Devices, Inc.                                   10,110             345
BEI Technologies, Inc.                                  9,340             215
Citrix Systems, Inc. (AE)                              34,700             781
Filenet Corp. (AE)                                     10,860             288
General Dynamics Corp.                                 20,000           2,101
Hewlett-Packard Co.                                    86,900           1,779
Intel Corp.                                            92,700           2,180
International Business Machines Corp.                  26,420           2,018
Internet Security Systems, Inc. (AE)                   14,192             276

 136  Select Value Fund

FRANK RUSSELL INVESTMENT COMPANY
SELECT VALUE FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
InterVoice, Inc. (AE)                                  24,024             258
IXYS Corp. (AE)                                        28,430             289
JDA Software Group, Inc. (AE)                          20,271             208
Mantech International Corp. Class A (AE)(N)            18,702             450
Mentor Graphics Corp. (AE)                             19,039             170
Motorola, Inc.                                         25,400             390
National Semiconductor Corp.                           25,200             481
QLogic Corp. (AE)                                      18,100             602
Seagate Technology                                     97,800           1,719
Sybase, Inc. (AE)                                      12,245             232
Symantec Corp. (AE)                                    44,600             838
Tellabs, Inc. (AE)                                    106,700             828
Texas Instruments, Inc.                                21,600             539
Titan Corp. (AE)                                       24,875             447
                                                                 ------------
                                                                       17,434
                                                                 ------------
Utilities - 8.2%
Alltel Corp.                                           18,300           1,042
America Movil SA de CV ADR Class L                     27,800           1,380
BellSouth Corp.                                        33,900             898
Cinergy Corp.                                           6,720             266
Citizens Communications Co.                            62,300             794
Comcast Corp. Special Class A (AE)                      2,310              73
Constellation Energy Group, Inc.                       12,200             641
Dominion Resources, Inc.                               23,590           1,779
Duke Energy Corp.                                      51,700           1,509
Edison International                                   11,600             421
Energy East Corp.                                      10,000             260
Entergy Corp.                                           5,120             375
Exelon Corp.                                           27,800           1,376
FPL Group, Inc.                                         4,000             163
Northeast Utilities                                    13,600             249
Oneok, Inc.                                            34,935           1,008
PPL Corp.                                              21,010           1,140
Progress Energy, Inc.                                   1,300              --
Public Service Enterprise Group, Inc. (N)               6,460             375
SBC Communications, Inc.                               73,500           1,749
Sierra Pacific Resources (AE)(N)                       43,694             473
Sprint Corp.                                          281,950           6,276
TXU Corp.                                               8,840             758
Verizon Communications, Inc.                          122,380           4,381
Vodafone Group PLC ADR (N)                             41,393           1,082
                                                                 ------------
                                                                       28,468
                                                                 ------------

TOTAL COMMON STOCKS
(cost $292,505)                                                       325,174
                                                                 ------------

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------

SHORT-TERM INVESTMENTS - 5.7%
Frank Russell Investment Company Money Market
   Fund                                            18,608,000          18,608
United States Treasury Bill (c)(z)(sec.)
   2.755% due 06/09/05                                  1,100           1,097
                                                                 ------------

TOTAL SHORT-TERM INVESTMENTS
(cost $19,705)                                                         19,705
                                                                 ------------

OTHER SECURITIES - 4.9%
Frank Russell Investment Company Money Market
   Fund (X)                                         4,116,596           4,117
State Street Securities Lending Quality Trust
   (X)                                             12,970,070          12,970
                                                                 ------------

TOTAL OTHER SECURITIES
(cost $17,087)                                                         17,087
                                                                 ------------

TOTAL INVESTMENTS - 104.6%
(identified cost $329,297)                                            361,966

OTHER ASSETS AND LIABILITIES,
NET - (4.6%)                                                          (15,926)
                                                                 ------------

NET ASSETS - 100.0%                                                   346,040
                                                                 ============

  See accompanying notes which are an integral part of the financial statements.

                                                          Select Value Fund  137

FRANK RUSSELL INVESTMENT COMPANY
SELECT VALUE FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2005 (UNAUDITED)

Amounts in thousands

FUTURES CONTRACTS
                                                                   UNREALIZED
                                                   NOTIONAL       APPRECIATION
                                                    AMOUNT       (DEPRECIATION)
(NUMBER OF CONTRACTS)                                 $                $
-------------------------------------------------------------------------------
Long Positions
Russell 1000 Value Index
   expiration date 06/05 (27)                           8,657             (345)

S&P 500 E-Mini Index
   expiration date 06/05 (100)                          5,793             (271)

S&P 500 Index
   expiration date 06/05 (21)                           6,082             (111)
                                                                  ------------

Total Unrealized Appreciation (Depreciation) on
   Open Futures Contracts                                                 (727)
                                                                  ============

                                                     % OF
                                                     NET
PORTFOLIO SUMMARY                                   ASSETS
-------------------------------------------------------------
Auto and Transportation                                   1.6
Consumer Discretionary                                   12.9
Consumer Staples                                          5.5
Financial Services                                       24.0
Health Care                                              10.4
Integrated Oils                                           5.3
Materials and Processing                                  8.3
Miscellaneous                                             3.6
Other Energy                                              3.4
Producer Durables                                         5.8
Technology                                                5.0
Utilities                                                 8.2
Short-Term Investments                                    5.7
Other Securities                                          4.9
                                                 ------------
Total Investments                                       104.6
Other Assets and Liabilities, Net                        (4.6)
                                                 ------------

Net Assets                                              100.0
                                                 ============
Futures Contracts                                         0.2

See accompanying notes which are an integral part of the financial statements.

 138  Select Value Fund

FRANK RUSSELL INVESTMENT COMPANY
INSTITUTIONAL FUNDS

NOTES TO SCHEDULES OF INVESTMENTS -- APRIL 30, 2005 (UNAUDITED)

--------------------------------------------------------------------------------
FOOTNOTES:

(AE)  Nonincome-producing security.
(I)   Forward commitment.
(E) Adjustable or floating rate security. Rate shown reflects rate in effect at period end. Variable Rate.
(f) Perpetual floating rate security. Rate shown reflects rate in effect at period end.
(o)   Real Estate Investment Trust (REIT).
(u)   Bond is insured by a guarantor.
(B)   Illiquid security.
(O)   In default.
(c)   At amortized cost, which approximates market.
(z)   Rate noted is yield-to-maturity from date of acquisition.
(ae) Pre-refunded: These bonds are collateralized by US Treasury securities, which are held in escrow by a trustee and used to pay principal and interest in the tax-exempt issue and to retire the bonds in full at the earliest refunding date. The rate noted is for descriptive purposes; effective yield may vary.
(sec.)All or a portion of the shares of this security are held as collateral in connection with futures contracts purchased (sold), options written, or swaps entered into by the Fund.
(X) The security is purchased with the cash collateral from the securities loaned.
(N)   All or a portion of the shares of this security are on loan.
(p) Restricted security. Security may have contractual restrictions on resale, may have been offered in a private placement transaction, and may not be registered under the Securities Act of 1933.

ABBREVIATIONS:

ADR - American Depositary Receipt
GDR - Global Depositary Receipt
ADS - American Depositary Share
CMO - Collateralized Mortgage Obligation
CVO - Contingent Value Obligation
GDS - Global Depositary Share
LIBOR - London Interbank Offered Rate
PIK - Payment in Kind
FDIC - Federal Deposit Insurance Company
REMIC - Real Estate Mortgage Investment Conduit
STRIP - Separate Trading of Registered Interest and Principal of Securities TBA - To Be Announced Security

FOREIGN CURRENCY ABBREVIATIONS:

   ARS - Argentine peso                    HKD - Hong Kong dollar                  PHP - Philippine peso
   AUD - Australian dollar                 HUF - Hungarian forint                  PKR - Pakistani rupee
   BRL - Brazilian real                    IDR - Indonesian rupiah                 PLN - Polish zloty
   CAD - Canadian dollar                   ILS - Israeli shekel                    RUB - Russian ruble
   CHF - Swiss franc                       INR - Indian rupee                      SEK - Swedish krona
   CLP - Chilean peso                      ITL - Italian lira                      SGD - Singapore dollar
   CNY - Chinese renminbi yuan             JPY - Japanese yen                      SKK - Slovakian koruna
   COP - Colombian peso                    KES - Kenyan schilling                  THB - Thai baht
   CRC - Costa Rica colon                  KRW - South Korean won                  TRY - Turkish lira
   CZK - Czech koruna                      MXN - Mexican peso                      TWD - Taiwanese dollar
   DKK - Danish krone                      MYR - Malaysian ringgit                 USD - United States dollar
   EGP - Egyptian pound                    NOK - Norwegian Krone                   VEB - Venezuelan bolivar
   EUR - Euro                              NZD - New Zealand dollar                VND - Vietnam dong
   GBP - British pound sterling            PEN - Peruvian nouveau sol              ZAR - South African rand

                                          Notes to Schedules of Investments  139

FRANK RUSSELL INVESTMENT COMPANY
INSTITUTIONAL FUNDS

STATEMENT OF ASSETS AND LIABILITIES -- APRIL 30, 2005 (UNAUDITED)

                                             EQUITY I               EQUITY II              EQUITY Q             INTERNATIONAL
AMOUNTS IN THOUSANDS                           FUND                   FUND                   FUND                    FUND
---------------------------------------------------------------------------------------------------------------------------------
ASSETS
Investments, at identified cost         $           890,755    $           918,070    $         1,271,376    $          1,763,725
---------------------------------------------------------------------------------------------------------------------------------
Investments, at market***                           986,201              1,010,296              1,404,720               1,981,098
Cash                                                     --                     --                     --                      --
Foreign currency holdings*                               --                     --                     --                   8,104
Unrealized appreciation on foreign
   currency exchange contracts                           --                     --                     --                   2,636
Receivables:
      Dividends and interest                          1,097                    410                  1,537                   6,149
      Dividends from affiliated
         money market funds                             129                     71                    104                     239
      Investments sold                               11,361                  9,377                 25,017                  22,449
      Fund shares sold                                1,832                  2,290                  2,120                   2,517
      Foreign taxes recoverable                          --                     --                     --                     279
      From advisor                                       --                     --                     --                      --
      Daily variation margin on
         futures contracts                              673                    425                    676                     176
Prepaid expenses                                         34                     17                     16                       5
Unrealized appreciation on index
   swap contracts                                        --                     --                     --                      --
Interest rate swap contracts, at
   market value****                                      --                     --                     --                      --
                                        -------------------    -------------------    -------------------    --------------------
Total assets                                      1,001,327              1,022,886              1,434,190               2,023,652
                                        -------------------    -------------------    -------------------    --------------------

LIABILITIES
Payables:
      Due to custodian                                   --                     --                     --                      11
      Investments purchased                           8,685                  9,817                 26,161                  15,621
      Fund shares redeemed                              408                    920                  3,296                     351
      Accrued fees to affiliates                        592                    773                    829                   1,111
      Other accrued expenses                             73                     72                     78                     188
      Daily variation margin on
         futures contracts                               --                     --                     --                      --
      Deferred tax liability                             --                     --                     --                      --
Unrealized depreciation on foreign
   currency exchange contracts                           --                     --                     --                   5,231
Options written, at market value**                       --                     --                     --                   2,103
Payable upon return of securities
   loaned                                            33,567                152,986                 30,607                 425,058
Unrealized depreciation on index
   swap contracts                                        --                     --                     --                      89
Interest rate swap contracts, at
   market value****                                      --                     --                     --                      --
Unrealized depreciation on credit
   default swap contracts                                --                     --                     --                      --
                                        -------------------    -------------------    -------------------    --------------------
Total liabilities                                    43,325                164,568                 60,971                 449,763
                                        -------------------    -------------------    -------------------    --------------------

NET ASSETS                              $           958,002    $           858,318    $         1,373,219    $          1,573,889
                                        ===================    ===================    ===================    ====================
Net Assets Consist of:
Undistributed (overdistributed) net
   investment income                    $               786    $               392    $               840    $             (3,252)
Accumulated net realized gain (loss)                 (2,405)                75,096                 (7,881)                (49,792)
Unrealized appreciation
   (depreciation) on:
      Investments (International
         Fund and Emerging Markets
         Fund - net of foreign
         capital gains taxes)                        95,446                 92,226                133,344                 217,373
      Futures contracts                              (2,086)                (2,562)                (1,389)                 (5,840)
      Options written                                    --                     --                     --                    (281)
      Credit default swap contracts                      --                     --                     --                      --
      Index swap contracts                               --                     --                     --                     (89)
      Interest rate swap contracts                       --                     --                     --                      --
      Foreign currency-related
         transactions                                    --                     --                     --                  (2,612)
Shares of beneficial interest                           334                    246                    414                     424
Additional paid-in capital                          865,927                692,920              1,247,891               1,417,958
                                        -------------------    -------------------    -------------------    --------------------
NET ASSETS                              $           958,002    $           858,318    $         1,373,219    $          1,573,889
                                        ===================    ===================    ===================    ====================

See accompanying notes which are an integral part of the financial statements.

 140  Statement of Assets and Liabilities

    FIXED INCOME I   FIXED INCOME III   EMERGING MARKETS     REAL ESTATE     SHORT DURATION   SELECT GROWTH     SELECT VALUE
         FUND              FUND               FUND         SECURITIES FUND     BOND FUND           FUND             FUND
-----------------------------------------------------------------------------------------------------------------------------
    $    1,449,422    $      725,728     $      558,318    $    1,107,864    $    1,258,581   $      168,678   $      329,297
-----------------------------------------------------------------------------------------------------------------------------
         1,452,923           731,948            704,485         1,514,933         1,249,519          173,841          361,966
                13                53                 --                --                --               --               11
               257                84              8,188                --                93               --               --
               670               228                609                --                11               --               --
             8,999             4,132              1,929               748             6,608               70              432
               343               148                 81                93               144               25               40
            78,178            48,371              2,408             3,844                --            2,038            4,567
             3,052             1,197              1,703             2,484             3,006              378              655
                --                --                  4                --                --               --               --
                --                --                  1                 2                 4               48               --
                13                62                 --                --                --              149              273
                21                29                  8                51                19                9                4
                --                19                 --                --                --               --               --
                25               131                 --                --                --               --               --
    --------------    --------------     --------------    --------------    --------------   --------------   --------------
         1,544,494           786,402            719,416         1,522,155         1,259,404          176,558          367,948
    --------------    --------------     --------------    --------------    --------------   --------------   --------------

                --                --                 --                --               479                7               --
           307,332           144,488              6,697             3,046            48,038            1,898            4,290
               462                42                236             1,227               484               24              106
               349               296                947             1,482               710              147              382
               100                27                182                88               100               51               43
               315               126                 61                --               250               --               --
                --                --              1,076                --                --               --               --
               121                68                335                --                18               --               --
                53                13              2,441                --                 4               --               --
            62,131           119,969             12,684            97,692             1,601            8,006           17,087
                --                --                 --                --                --               --               --
                11                96                 --                --                17               --               --
                 8                --                 --                --                --               --               --
    --------------    --------------     --------------    --------------    --------------   --------------   --------------
           370,882           265,125             24,659           103,535            51,701           10,133           21,908
    --------------    --------------     --------------    --------------    --------------   --------------   --------------

    $    1,173,612    $      521,277     $      694,757    $    1,418,620    $    1,207,703   $      166,425   $      346,040
    ==============    ==============     ==============    ==============    ==============   ==============   ==============
    $        2,753    $        1,597     $       (4,395)   $       (1,568)   $        2,559   $          167   $          309
             1,201               539            (20,572)           80,695            (3,211)         (20,603)          (4,510)
             3,501             6,220            145,090           407,069            (9,062)           5,163           32,669
              (214)              426               (641)               --            (1,390)            (492)            (727)
                68                59             (1,470)               --                (1)              --               --
                (8)               --                 --                --                --               --               --
                --                19                 --                --                --               --               --
                (1)               11                 --                --               191               --               --
               556               132                333                --                (8)              --               --
               555               493                474               329               641              232              319
         1,165,201           511,781            575,938           932,095         1,217,984          181,958          317,980
    --------------    --------------     --------------    --------------    --------------   --------------   --------------
    $    1,173,612    $      521,277     $      694,757    $    1,418,620    $    1,207,703   $      166,425   $      346,040
    ==============    ==============     ==============    ==============    ==============   ==============   ==============

  See accompanying notes which are an integral part of the financial statements.
                                        Statement of Assets and Liabilities  141

FRANK RUSSELL INVESTMENT COMPANY
INSTITUTIONAL FUNDS

STATEMENT OF ASSETS AND LIABILITIES, CONTINUED -- APRIL 30, 2005 (UNAUDITED)

                                          EQUITY I FUND         EQUITY II FUND          EQUITY Q FUND        INTERNATIONAL FUND
--------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, offering and
   redemption price per share:
   Net asset value per share: Class
      C*****                           $                --    $                --    $                --    $                 --
      Class C -- Net assets            $                --    $                --    $                --    $                 --
      Class C -- Shares outstanding
         ($.01 par value)                               --                     --                     --                      --
   Net asset value per share: Class
      E*****                           $             28.75    $             34.80    $             33.15    $              37.02
      Class E -- Net assets            $        34,441,684    $        80,870,286    $        49,456,277    $         38,178,925
      Class E -- Shares outstanding
         ($.01 par value)                        1,198,118              2,324,009              1,492,026               1,031,202
   Net asset value per share: Class
      I*****                           $             28.73    $             34.88    $             33.15    $              37.00
      Class I -- Net assets            $       751,324,329    $       620,545,866    $     1,013,874,741    $      1,027,458,613
      Class I -- Shares outstanding
         ($.01 par value)                       26,154,089             17,790,374             30,583,282              27,771,377
   Net asset value per share: Class
      S*****                           $                --    $                --    $                --    $                 --
      Class S -- Net assets            $                --    $                --    $                --    $                 --
      Class S -- Shares outstanding
         ($.01 par value)                               --                     --                     --                      --
   Net asset value per share: Class
      Y*****                           $             28.71    $             34.88    $             33.15    $              36.99
      Class Y -- Net assets            $       172,235,733    $       156,902,127    $       309,887,975    $        508,251,260
      Class Y -- Shares outstanding
         ($.01 par value)                        5,998,802              4,497,946              9,347,527              13,740,804
--------------------------------------------------------------------------------------------------------------------------------
Amounts in thousands
*     Foreign currency holdings -
      cost                             $                --    $                --    $                --    $              8,044
**    Premiums received on options
      written                          $                --    $                --    $                --    $              1,822
***   Securities on loan included
      in investments                   $            32,922    $           149,565    $            29,967    $            403,787
****  Interest rate swap contracts
      - premiums paid (received)       $                --    $                --    $                --    $                 --
***** Net asset value per share
      equals class level net assets
      divided by class level shares
      of beneficial interest
      outstanding.

See accompanying notes which are an integral part of the financial statements.

 142  Statement of Assets and Liabilities

                                                 REAL ESTATE
    FIXED INCOME   FIXED INCOME     EMERGING     SECURITIES      SHORT DURATION       SELECT         SELECT
       I FUND        III FUND     MARKETS FUND      FUND           BOND FUND        GROWTH FUND    VALUE FUND
--------------------------------------------------------------------------------------------------------------
   $         --    $         --   $      14.23   $        42.36  $        18.80   $        6.82   $      10.68
   $         --    $         --   $ 26,390,545   $   72,146,383  $   33,083,980   $   7,639,936   $ 20,119,259
             --              --      1,854,794        1,703,254       1,759,909       1,120,531      1,883,892
   $      21.16    $      10.59   $      14.67   $        42.85  $        18.87   $        7.08   $      10.83
   $ 29,411,821    $  7,878,429   $ 15,496,920   $   34,604,739  $   23,959,819   $   5,987,861   $ 10,079,910
      1,389,970         743,891      1,056,644          807,629       1,269,999         846,299        930,663
   $      21.15    $      10.57   $         --   $           --  $           --   $        7.20   $      10.86
   $807,788,119    $513,398,324   $         --   $           --  $           --   $  91,719,735   $121,079,757
     38,184,446      48,555,291             --               --              --      12,746,214     11,151,085
   $         --    $         --   $      14.67   $        43.22  $        18.84   $        7.16   $      10.84
   $         --    $         --   $652,869,070   $1,311,868,725  $1,150,659,181   $  61,077,027   $194,760,930
             --              --     44,509,395       30,350,884      61,076,326       8,527,888     17,971,997
   $      21.16    $         --   $         --   $           --  $           --   $         --    $         --
   $336,411,950    $         --   $         --   $           --  $           --   $         --    $         --
     15,896,069              --             --               --              --             --              --
--------------------------------------------------------------------------------------------------------------

   $        259    $         85   $      8,143   $           --  $           95   $         --    $         --
   $        121    $         72   $        971   $           --  $            3   $         --    $         --
   $     60,695    $    117,330   $     12,475   $       96,851  $        1,561   $      7,731    $     16,798
   $         15    $         24   $         --   $           --  $          208   $         --    $         --

  See accompanying notes which are an integral part of the financial statements.
                                        Statement of Assets and Liabilities  143

FRANK RUSSELL INVESTMENT COMPANY
INSTITUTIONAL FUNDS

STATEMENT OF OPERATIONS -- FOR THE PERIOD ENDED APRIL 30, 2005 (UNAUDITED)

                                               EQUITY I         EQUITY II          EQUITY Q         INTERNATIONAL
AMOUNTS IN THOUSANDS                             FUND              FUND              FUND               FUND
-------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
      Dividends                             $        7,914    $        4,257    $       14,760    $          19,795
      Dividends from affiliated money
         market funds                                  636               456               385                1,000
      Interest                                          86               245                54                   --
      Securities Lending Income                         20               200                25                  554
      Less foreign taxes withheld                       --                --                --               (2,195)
                                            --------------    --------------    --------------    -----------------
Total investment income                              8,656             5,158            15,224               19,154
                                            --------------    --------------    --------------    -----------------

EXPENSES
      Advisory fees                                  2,487             3,236             3,958                5,443
      Administrative fees                              226               231               360                  389
      Custodian fees                                   190               233               214                  878
      Distribution fees - Class C                       --                --                --                   --
      Transfer agent fees                               --                --                --                   --
      Transfer agent fees - Class C                     --                --                --                   --
      Transfer agent fees - Class E                      5                 8                 6                    5
      Transfer agent fees - Class I                    138               245               166                  167
      Transfer agent fees - Class S                     --                --                --                   --
      Transfer agent fees - Class Y                     --                --                 1                   --
      Professional fees                                 43                32                47                   62
      Registration fees                                 41                35                47                   96
      Shareholder servicing fees - Class
         C                                              --                --                --                   --
      Shareholder servicing fees - Class
         E                                              43               105                62                   47
      Trustees' fees                                    11                12                18                   19
      Printing fees                                     12                13                16                   17
      LifePoints funds fees                             --                --                --                   --
      Miscellaneous                                      9                10                15                   14
                                            --------------    --------------    --------------    -----------------
      Expenses before reductions                     3,205             4,160             4,910                7,137
      Expense reductions                              (240)             (219)             (208)                (428)
                                            --------------    --------------    --------------    -----------------
Net expenses                                         2,965             3,941             4,702                6,709
                                            --------------    --------------    --------------    -----------------
Net investment income (loss)                         5,691             1,217            10,522               12,445
                                            --------------    --------------    --------------    -----------------

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
      Investments (International Fund
         and Emerging Markets Fund - net
         of foreign capital gains taxes)            30,290            78,221            84,521               86,818
      Futures contracts                              5,049             3,165             5,853                9,403
      Options written                                   --                --                --                1,062
      Index swap contracts                              --                --                --                 (247)
      Interest rate swap contracts                      --                --                --                   --
      Foreign currency-related
         transactions                                   --                --                --                9,066
                                            --------------    --------------    --------------    -----------------
Net realized gain (loss)                            35,339            81,386            90,374              106,102
                                            --------------    --------------    --------------    -----------------
Net change in unrealized appreciation
   (depreciation) on:
      Investments (International Fund
         and Emerging Markets Fund - net
         of deferred tax liability for
         foreign capital gains taxes)                1,105           (64,986)          (49,595)                (596)
      Futures contracts                             (2,866)           (3,388)           (2,109)              (5,196)
      Options written                                   --                --                --                 (185)
      Credit default swap contracts                     --                --                --                   --
      Index swap contracts                              --                --                --                  (89)
      Interest rate swap contracts                      --                --                --                   --
      Foreign currency-related
         transactions                                   --                --                --               (6,869)
                                            --------------    --------------    --------------    -----------------
Net change in unrealized appreciation
   (depreciation)                                   (1,761)          (68,374)          (51,704)             (12,935)
                                            --------------    --------------    --------------    -----------------
Net realized and unrealized gain (loss)             33,578            13,012            38,670               93,167
                                            --------------    --------------    --------------    -----------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                          $       39,269    $       14,229    $       49,192    $         105,612
                                            ==============    ==============    ==============    =================

See accompanying notes which are an integral part of the financial statements.

 144  Statement of Operations

    FIXED INCOME I   FIXED INCOME III   EMERGING MARKETS     REAL ESTATE      SHORT DURATION    SELECT GROWTH   SELECT VALUE
         FUND              FUND               FUND         SECURITIES FUND       BOND FUND          FUND            FUND
----------------------------------------------------------------------------------------------------------------------------
    $       1,378     $           45    $          9,576   $         20,775   $            48    $      788     $      3,308
              344                855                 397                432               950           104              189
           20,382              9,075                   7                 --            17,315            10               16
               45                 44                  14                 33                 3            10               13
               --                 --                (953)                --                --            --               --
    -------------     --------------    ----------------   ----------------   ---------------    ----------     ------------
           22,149             10,019               9,041             21,240            18,316           912            3,526
    -------------     --------------    ----------------   ----------------   ---------------    ----------     ------------

            1,387              1,226               3,871              5,316             2,697           596            1,163
              277                123                 168                332               300            37               83
              254                167                 768                148               160            75               93
               --                 --                  95                248               129            26               72
               --                 --                 821              1,080               235            --               --
               --                 --                  --                 --                --             9               34
                4                  1                  --                 --                --             4               10
               78                 84                  --                 --                --            25               29
               --                 --                  --                 --                --            40              231
                1                 --                  --                 --                --            --               --
               50                 24                  44                 36                37            18               30
               57                 38                  84                 39                49            28               32
               --                 --                  32                 83                43             9               24
               36                 10                  20                 41                29             7               13
               14                  6                   8                 16                15             2                4
               14                  4                  15                 17                13             1                6
               --                 --                 144                247               382            --               --
               13                  4                   8                 33                12            --                3
    -------------     --------------    ----------------   ----------------   ---------------    ----------     ------------
            2,185              1,687               6,078              7,636             4,101           877            1,827
             (121)               (58)               (160)               (47)              (21)         (132)            (133)
    -------------     --------------    ----------------   ----------------   ---------------    ----------     ------------
            2,064              1,629               5,918              7,589             4,080           745            1,694
    -------------     --------------    ----------------   ----------------   ---------------    ----------     ------------
           20,085              8,390               3,123             13,651            14,236           167            1,832
    -------------     --------------    ----------------   ----------------   ---------------    ----------     ------------

            2,317              1,240              50,827             58,712            (1,500)        5,039           12,225
              392                (93)              1,272                 --              (985)          552            1,689
              215                144               1,433                 --                --            --               --
               --                 37                  --                 --                --            --               --
               72                159                  --                 --              (387)           --               --
             (482)              (468)              2,748                 --                (6)           --               --
    -------------     --------------    ----------------   ----------------   ---------------    ----------     ------------
            2,514              1,019              56,280             58,712            (2,878)        5,591           13,914
    -------------     --------------    ----------------   ----------------   ---------------    ----------     ------------
          (12,042)            (3,398)             28,061             31,385            (9,862)       (6,809)           2,452
           (1,137)                18                (910)                --            (1,721)         (713)            (898)
                6                 13              (1,269)                --               (12)           --               --
               (8)                --                  --                 --                --            --               --
               --                (34)                 --                 --                --            --               --
              134                 35                  --                 --              (302)           --               --
              780                350                (477)                --                 6            --               --
    -------------     --------------    ----------------   ----------------   ---------------    ----------     ------------
          (12,267)            (3,016)             25,405             31,385           (11,891)       (7,522)           1,554
    -------------     --------------    ----------------   ----------------   ---------------    ----------     ------------
           (9,753)            (1,997)             81,685             90,097           (14,769)       (1,931)          15,468
    -------------     --------------    ----------------   ----------------   ---------------    ----------     ------------

           10,332
    $                 $        6,393    $         84,808   $        103,748   $          (533)   $   (1,764)    $     17,300
    =============     ==============    ================   ================   ===============    ==========     ============

  See accompanying notes which are an integral part of the financial statements.

                                                    Statement of Operations  145

FRANK RUSSELL INVESTMENT COMPANY
INSTITUTIONAL FUNDS

STATEMENT OF CHANGES IN NET ASSETS

                                                         EQUITY I                              EQUITY II
                                                           FUND                                  FUND
                                            ----------------------------------    -----------------------------------
                                              SIX MONTHS                            SIX MONTHS
                                                ENDED           FISCAL YEAR           ENDED            FISCAL YEAR
                                            APRIL 30, 2005         ENDED          APRIL 30, 2005          ENDED
AMOUNTS IN THOUSANDS                         (UNAUDITED)      OCTOBER 31, 2004     (UNAUDITED)      OCTOBER 31, 2004
---------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
      Net investment income (loss)          $        5,691     $        6,409     $        1,217    $           2,482
      Net realized gain (loss)                      35,339             69,170             81,386              101,303
      Net change in unrealized
         appreciation (depreciation)                (1,761)           (19,382)           (68,374)             (29,283)
                                            --------------     --------------     --------------    -----------------
Net increase (decrease) in net assets
   from operations                                  39,269             56,197             14,229               74,502
                                            --------------     --------------     --------------    -----------------

DISTRIBUTIONS
      From net investment income
         Class C                                        --                 --                 --                   --
         Class E                                      (166)              (202)              (114)                  --
         Class I                                    (4,471)            (5,442)            (2,033)                (774)
         Class S                                        --                 --                 --                   --
         Class Y                                      (804)              (820)              (635)                (478)
      From net realized gain
         Class C                                        --                 --                 --                   --
         Class E                                        --                 --            (10,499)                  --
         Class I                                        --                 --            (87,641)                  --
         Class S                                        --                 --                 --                   --
         Class Y                                        --                 --            (20,999)                  --
                                            --------------     --------------     --------------    -----------------
Net decrease in net assets from
   distributions                                    (5,441)            (6,464)          (121,921)              (1,252)
                                            --------------     --------------     --------------    -----------------

SHARE TRANSACTIONS
      Net increase (decrease) in net
         assets from share transactions             89,054             83,154             51,368               (1,908)
                                            --------------     --------------     --------------    -----------------

TOTAL NET INCREASE (DECREASE) IN NET
   ASSETS                                          122,882            132,887            (56,324)              71,342

NET ASSETS
      Beginning of period                          835,120            702,233            914,642              843,300
                                            --------------     --------------     --------------    -----------------
      End of period                         $      958,002     $      835,120     $      858,318    $         914,642
                                            ==============     ==============     ==============    =================
      Undistributed (overdistributed)
         net investment income included
         in net assets                      $          786     $          536     $          392    $           1,957

See accompanying notes which are an integral part of the financial statements.

 146  Statement of Changes in Net Assets

               EQUITY Q                      INTERNATIONAL                    FIXED INCOME I
                 FUND                             FUND                             FUND
    ------------------------------   ------------------------------   ------------------------------
      SIX MONTHS      FISCAL YEAR      SIX MONTHS      FISCAL YEAR      SIX MONTHS      FISCAL YEAR
        ENDED            ENDED           ENDED            ENDED           ENDED            ENDED
    APRIL 30, 2005    OCTOBER 31,    APRIL 30, 2005    OCTOBER 31,    APRIL 30, 2005    OCTOBER 31,
     (UNAUDITED)         2004         (UNAUDITED)         2004         (UNAUDITED)         2004
----------------------------------------------------------------------------------------------------

    $      10,522    $      12,632   $      12,445    $      17,751   $      20,085    $      34,754
           90,374          147,227         106,102          115,380           2,514           19,100
          (51,704)         (61,134)        (12,935)          56,347         (12,267)           4,457
    -------------    -------------   -------------    -------------   -------------    -------------
           49,192           98,725         105,612          189,478          10,332           58,311
    -------------    -------------   -------------    -------------   -------------    -------------

               --               --              --               --              --               --
             (302)            (366)           (681)            (655)           (459)            (859)
           (7,765)          (9,334)        (20,055)         (15,369)        (13,308)         (23,390)
               --               --              --               --              --               --
           (2,505)          (3,409)        (10,709)         (14,740)         (5,379)         (13,121)
               --               --              --               --              --               --
               --               --              --               --            (690)            (809)
               --               --              --               --         (18,576)         (18,686)
               --               --              --               --              --               --
               --               --              --               --          (7,263)         (12,596)
    -------------    -------------   -------------    -------------   -------------    -------------
          (10,572)         (13,109)        (31,445)         (30,764)        (45,675)         (69,461)
    -------------    -------------   -------------    -------------   -------------    -------------

          (68,613)        (220,202)         56,956           94,361         143,983            9,666
    -------------    -------------   -------------    -------------   -------------    -------------

          (29,993)        (134,586)        131,123          253,075         108,640           (1,484)

        1,403,212        1,537,798       1,442,766        1,189,691       1,064,972        1,066,456
    -------------    -------------   -------------    -------------   -------------    -------------
    $   1,373,219    $   1,403,212   $   1,573,889    $   1,442,766   $   1,173,612    $   1,064,972
    =============    =============   =============    =============   =============    =============
    $         840    $         890   $      (3,252)   $      15,748   $       2,753    $       1,814

            FIXED INCOME III
                  FUND
     ------------------------------
       SIX MONTHS      FISCAL YEAR
         ENDED            ENDED
     APRIL 30, 2005    OCTOBER 31,
      (UNAUDITED)         2004
-----------------------------------
     $       8,390    $      10,361
             1,019            7,193
            (3,016)           3,476
     -------------    -------------
             6,393           21,030
     -------------    -------------
                --               --
              (105)            (241)
            (7,422)         (12,760)
                --               --
                --               --
                --               --
               (62)            (109)
            (3,882)          (4,989)
                --               --
                --               --
     -------------    -------------
           (11,471)         (18,099)
     -------------    -------------
            56,900          162,317
     -------------    -------------
            51,822          165,248
           469,455          304,207
     -------------    -------------
     $     521,277    $     469,455
     =============    =============
     $       1,597    $         734

  See accompanying notes which are an integral part of the financial statements.

                                         Statement of Changes in Net Assets  147

FRANK RUSSELL INVESTMENT COMPANY
INSTITUTIONAL FUNDS

STATEMENT OF CHANGES IN NET ASSETS, CONTINUED

                                                     EMERGING MARKETS                         REAL ESTATE
                                                           FUND                             SECURITIES FUND
                                            ----------------------------------    -----------------------------------
                                              SIX MONTHS                            SIX MONTHS
                                                ENDED           FISCAL YEAR           ENDED            FISCAL YEAR
                                            APRIL 30, 2005         ENDED          APRIL 30, 2005          ENDED
AMOUNTS IN THOUSANDS                         (UNAUDITED)      OCTOBER 31, 2004     (UNAUDITED)      OCTOBER 31, 2004
---------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
      Net investment income (loss)          $        3,123     $        4,745     $       13,651    $          23,181
      Net realized gain (loss)                      56,280             69,315             58,712              108,208
      Net change in unrealized
         appreciation (depreciation)                25,405             19,464             31,385              170,285
                                            --------------     --------------     --------------    -----------------
Net increase (decrease) in net assets
   from operations                                  84,808             93,524            103,748              301,674
                                            --------------     --------------     --------------    -----------------

DISTRIBUTIONS
      From net investment income
         Class C                                       (73)              (309)              (447)              (1,500)
         Class E                                      (134)              (262)              (332)                (831)
         Class I                                        --                 --                 --                   --
         Class S                                    (6,429)           (11,244)           (14,055)             (39,826)
         Class Y                                        --                 --                 --                   --
      From net realized gain
         Class C                                        --                 --             (5,310)                  (7)
         Class E                                        --                 --             (2,607)                  (4)
         Class I                                        --                 --                 --                   --
         Class S                                        --                 --            (98,198)                (175)
         Class Y                                        --                 --                 --                   --
                                            --------------     --------------     --------------    -----------------
Net decrease in net assets from
  distributions                                     (6,636)           (11,815)          (120,949)             (42,343)
                                            --------------     --------------     --------------    -----------------

SHARE TRANSACTIONS
      Net increase (decrease) in net
         assets from share transactions             32,323             94,089            173,783              122,824
                                            --------------     --------------     --------------    -----------------

TOTAL NET INCREASE (DECREASE) IN NET
ASSETS                                             110,495            175,798            156,582              382,155

NET ASSETS
      Beginning of period                          584,262            408,464          1,262,038              879,883
                                            --------------     --------------     --------------    -----------------
      End of period                         $      694,757     $      584,262     $    1,418,620    $       1,262,038
                                            ==============     ==============     ==============    =================
      Undistributed (overdistributed)
         net investment income included
         in net assets                      $       (4,395)    $         (882)    $       (1,568)   $            (385)

See accompanying notes which are an integral part of the financial statements.

 148  Statement of Changes in Net Assets

             SHORT DURATION                       SELECT GROWTH                       SELECT VALUE
                BOND FUND                             FUND                                FUND
    ---------------------------------   ---------------------------------   ---------------------------------
      SIX MONTHS                          SIX MONTHS                          SIX MONTHS
        ENDED          FISCAL YEAR          ENDED          FISCAL YEAR          ENDED          FISCAL YEAR
    APRIL 30, 2005        ENDED         APRIL 30, 2005        ENDED         APRIL 30, 2005        ENDED
     (UNAUDITED)     OCTOBER 31, 2004    (UNAUDITED)     OCTOBER 31, 2004    (UNAUDITED)     OCTOBER 31, 2004
-------------------------------------------------------------------------------------------------------------

    $      14,236     $      21,573     $         167     $        (400)    $       1,832     $       2,091
           (2,878)            1,882             5,591             1,953            13,914            21,405
          (11,891)           (1,952)           (7,522)             (947)            1,554            10,251
    -------------     -------------     -------------     -------------     -------------     -------------
             (533)           21,503            (1,764)              606            17,300            33,747
    -------------     -------------     -------------     -------------     -------------     -------------

             (233)             (323)               --                --               (18)               (8)
             (239)             (359)               --                --               (42)              (45)
               --                --                --                --              (656)             (832)
          (13,096)          (19,418)               --                --              (962)           (1,175)
               --                --                --                --                --                --
              (24)               --                --                --               (14)               --
              (16)               --                --                --                (8)               --
               --                --                --                --               (83)               --
             (767)               --                --                --              (145)               --
               --                --                --                --                --                --
    -------------     -------------     -------------     -------------     -------------     -------------
          (14,375)          (20,100)               --                --            (1,928)           (2,060)
    -------------     -------------     -------------     -------------     -------------     -------------

           25,671           175,555            44,923            40,106            28,636            49,612
    -------------     -------------     -------------     -------------     -------------     -------------

           10,763           176,958            43,159            40,712            44,008            81,299

        1,196,940         1,019,982           123,266            82,554           302,032           220,733
    -------------     -------------     -------------     -------------     -------------     -------------
    $   1,207,703     $   1,196,940     $     166,425     $     123,266     $     346,040     $     302,032
    =============     =============     =============     =============     =============     =============
    $       2,559     $       1,891     $         167     $          --     $         309     $         155

  See accompanying notes which are an integral part of the financial statements.

                                         Statement of Changes in Net Assets  149

FRANK RUSSELL INVESTMENT COMPANY
INSTITUTIONAL FUNDS

FINANCIAL HIGHLIGHTS -- FOR THE PERIODS ENDED

For a Share Outstanding Throughout Each Period.

                                                  $                  $                 $               $
                                           NET ASSET VALUE,         NET           NET REALIZED     TOTAL FROM
                                             BEGINNING OF        INVESTMENT      AND UNREALIZED    INVESTMENT
                                                PERIOD        INCOME (LOSS)(A)    GAIN (LOSS)      OPERATIONS
--------------------------------------------------------------------------------------------------------------
EQUITY I FUND
Class E
April 30, 2005 *                                 27.56               .15               1.18           1.33
October 31, 2004                                 25.75               .16               1.82           1.98
October 31, 2003                                 21.46               .15               4.28           4.43
October 31, 2002                                 25.25               .12              (3.69)         (3.57)
October 31, 2001                                 35.21               .15              (9.62)         (9.47)
October 31, 2000 (1)                             37.51               .11              (1.64)         (1.53)
December 31, 1999 (5)                            38.01               .13               3.11           3.24
--------------------------------------------------------------------------------------------------------------
Class I
April 30, 2005 *                                 27.54               .19               1.17           1.36
October 31, 2004                                 25.72               .23               1.82           2.05
October 31, 2003                                 21.44               .21               4.26           4.47
October 31, 2002                                 25.23               .19              (3.70)         (3.51)
October 31, 2001                                 35.21               .22              (9.63)         (9.41)
October 31, 2000 (1)                             37.46               .19              (1.63)         (1.44)
December 31, 1999                                35.17               .27               6.18           6.45
--------------------------------------------------------------------------------------------------------------
Class Y
April 30, 2005 *                                 27.53               .18               1.18           1.36
October 31, 2004                                 25.72               .25               1.81           2.06
October 31, 2003                                 21.43               .23               4.27           4.50
October 31, 2002                                 25.24               .20              (3.71)         (3.51)
October 31, 2001                                 35.21               .23              (9.61)         (9.38)
October 31, 2000 (6)                             36.90               .14              (1.64)         (1.50)
--------------------------------------------------------------------------------------------------------------
EQUITY II FUND
Class E
April 30, 2005 *                                 39.28               .01                .76            .77
October 31, 2004                                 36.12               .04               3.12           3.16
October 31, 2003                                 25.54               .01              10.65          10.66
October 31, 2002                                 28.24               .02              (2.65)         (2.63)
October 31, 2001                                 38.33               .12              (5.36)         (5.24)
October 31, 2000 (1)                             35.71               .03               3.32           3.35
December 31, 1999 (5)                            31.37               .02               5.99           6.01
--------------------------------------------------------------------------------------------------------------
Class I
April 30, 2005 *                                 39.39               .05                .75            .80
October 31, 2004                                 36.19               .10               3.15           3.25
October 31, 2003                                 25.59               .06              10.66          10.72
October 31, 2002                                 28.29               .08              (2.65)         (2.57)
October 31, 2001                                 38.35               .18              (5.37)         (5.19)
October 31, 2000 (1)                             35.71               .11               3.33           3.44
December 31, 1999                                30.94               .10               6.68           6.78
--------------------------------------------------------------------------------------------------------------
Class Y
April 30, 2005 *                                 39.41               .06                .76            .82
October 31, 2004                                 36.22               .14               3.14           3.28
October 31, 2003                                 25.61               .10              10.67          10.77
October 31, 2002                                 28.32               .12              (2.65)         (2.53)
October 31, 2001                                 38.35               .20              (5.35)         (5.15)
October 31, 2000 (6)                             38.89               .11               (.55)          (.44)
--------------------------------------------------------------------------------------------------------------

                                                  $                 $
                                            DISTRIBUTIONS     DISTRIBUTIONS        $
                                              FROM NET          FROM NET       RETURN OF
                                          INVESTMENT INCOME   REALIZED GAIN     CAPITAL
----------------------------------------------------------------------------------------
EQUITY I FUND
Class E
April 30, 2005 *                                (.14)                --             --
October 31, 2004                                (.17)                --             --
October 31, 2003                                (.14)                --             --
October 31, 2002                                (.16)                --           (.06)
October 31, 2001                                (.13)              (.36)            --
October 31, 2000 (1)                            (.14)              (.63)            --
December 31, 1999 (5)                           (.12)             (3.62)            --
----------------------------------------------------------------------------------------
Class I
April 30, 2005 *                                (.17)                --             --
October 31, 2004                                (.23)                --             --
October 31, 2003                                (.19)                --             --
October 31, 2002                                (.20)                --           (.08)
October 31, 2001                                (.21)              (.36)            --
October 31, 2000 (1)                            (.18)              (.63)            --
December 31, 1999                               (.28)             (3.88)            --
----------------------------------------------------------------------------------------
Class Y
April 30, 2005 *                                (.18)                --             --
October 31, 2004                                (.25)                --             --
October 31, 2003                                (.21)                --             --
October 31, 2002                                (.22)                --           (.08)
October 31, 2001                                (.23)              (.36)            --
October 31, 2000 (6)                            (.19)                --             --
----------------------------------------------------------------------------------------
EQUITY II FUND
Class E
April 30, 2005 *                                (.06)             (5.19)            --
October 31, 2004                                  --                 --             --
October 31, 2003                                (.08)                --             --
October 31, 2002                                (.07)                --             --
October 31, 2001                                (.07)             (4.78)            --
October 31, 2000 (1)                            (.02)              (.71)            --
December 31, 1999 (5)                           (.01)             (1.66)            --
----------------------------------------------------------------------------------------
Class I
April 30, 2005 *                                (.12)             (5.19)            --
October 31, 2004                                (.05)                --             --
October 31, 2003                                (.12)                --             --
October 31, 2002                                (.13)                --             --
October 31, 2001                                (.09)             (4.78)            --
October 31, 2000 (1)                            (.09)              (.71)            --
December 31, 1999                               (.10)             (1.91)            --
----------------------------------------------------------------------------------------
Class Y
April 30, 2005 *                                (.16)             (5.19)            --
October 31, 2004                                (.09)                --             --
October 31, 2003                                (.16)                --             --
October 31, 2002                                (.18)                --             --
October 31, 2001                                (.10)             (4.78)            --
October 31, 2000 (6)                            (.10)                --             --
----------------------------------------------------------------------------------------

See accompanying notes which are an integral part of the financial statements.

 150  Financial Highlights

                              $                                     $
           $           NET ASSET VALUE,          %             NET ASSETS,
         TOTAL              END OF             TOTAL          END OF PERIOD
     DISTRIBUTIONS          PERIOD           RETURN(B)            (000)
-----------------------------------------------------------------------------
          (.14)             28.75                4.81              34,442
          (.17)             27.56                7.69              33,143
          (.14)             25.75               20.79              32,632
          (.22)             21.46              (14.26)             19,476
          (.49)             25.25              (27.13)             30,646
          (.77)             35.21               (4.02)             43,171
         (3.74)             37.51                8.97              49,284
-----------------------------------------------------------------------------
          (.17)             28.73                4.94             751,324
          (.23)             27.54                7.99             697,537
          (.19)             25.72               21.02             580,055
          (.28)             21.44              (14.04)            588,901
          (.57)             25.23              (26.98)            813,827
          (.81)             35.21               (3.80)          1,456,456
         (4.16)             37.46               18.98           1,632,783
-----------------------------------------------------------------------------
          (.18)             28.71                4.93             172,236
          (.25)             27.53                8.07             104,440
          (.21)             25.72               21.09              89,546
          (.30)             21.43              (13.96)             57,147
          (.59)             25.24              (26.93)            146,156
          (.19)             35.21               (4.03)             37,101
-----------------------------------------------------------------------------
         (5.25)             34.80                1.00              80,870
            --              39.28                8.72              80,542
          (.08)             36.12               41.88              46,901
          (.07)             25.54               (9.37)             25,874
         (4.85)             28.24              (14.86)             29,647
          (.73)             38.33                9.49              35,498
         (1.67)             35.71               19.55              33,525
-----------------------------------------------------------------------------
         (5.31)             34.88                1.08             620,546
          (.05)             39.39                8.98             674,280
          (.12)             36.19               42.08             606,333
          (.13)             25.59               (9.17)            464,113
         (4.87)             28.29              (14.69)            584,718
          (.80)             38.35                9.73             769,096
         (2.01)             35.71               22.60             752,530
-----------------------------------------------------------------------------
         (5.35)             34.88                1.12             156,902
          (.09)             39.41                9.05             159,820
          (.16)             36.22               42.34             190,066
          (.18)             25.61               (9.07)            147,610
         (4.88)             28.32              (14.59)            126,876
          (.10)             38.35               (1.15)             50,112
-----------------------------------------------------------------------------

             %                   %                   %
     RATIO OF EXPENSES   RATIO OF EXPENSES     RATIO OF NET
        TO AVERAGE          TO AVERAGE       INVESTMENT INCOME          %
        NET ASSETS,         NET ASSETS,         TO AVERAGE          PORTFOLIO
         NET(C)(E)           GROSS(C)        NET ASSETS(C)(E)    TURNOVER RATE(B)
---------------------------------------------------------------------------------
            .90                 .94                1.02                54.75
            .94                 .96                 .61               129.94
            .99                 .99                 .68               115.73
            .98                 .98                 .49               130.46
            .92                 .92                 .51               144.94
            .96                 .96                 .38               144.37
            .95                 .95                 .57               111.56
---------------------------------------------------------------------------------
            .65                 .70                1.27                54.75
            .71                 .72                 .84               129.94
            .75                 .75                 .92               115.73
            .74                 .74                 .74               130.46
            .71                 .71                 .72               144.94
            .69                 .69                 .64               144.37
            .69                 .69                 .72               111.56
---------------------------------------------------------------------------------
            .64                 .67                1.24                54.75
            .63                 .65                 .92               129.94
            .66                 .66                1.00               115.73
            .64                 .64                 .85               130.46
            .62                 .62                 .81               144.94
            .62                 .67                 .65               144.37
---------------------------------------------------------------------------------
           1.06                1.09                 .06                86.28
           1.09                1.09                 .09               125.94
           1.12                1.12                 .04               132.27
           1.12                1.12                 .07               126.57
           1.08                1.09                 .37               134.79
           1.13                1.13                 .10               137.51
           1.17                1.17                 .09               111.89
---------------------------------------------------------------------------------
            .84                 .90                 .27                86.28
            .90                 .90                 .27               125.94
            .94                 .94                 .22               132.27
            .92                 .92                 .27               126.57
            .90                 .90                 .55               134.79
            .88                 .88                 .35               137.51
            .92                 .92                 .31               111.89
---------------------------------------------------------------------------------
            .79                 .82                 .33                86.28
            .79                 .79                 .37               125.94
            .81                 .81                 .36               132.27
            .79                 .79                 .41               126.57
            .78                 .79                 .65               134.79
            .78                 .83                 .51               137.51
---------------------------------------------------------------------------------

  See accompanying notes which are an integral part of the financial statements.

                                                       Financial Highlights  151

FRANK RUSSELL INVESTMENT COMPANY
INSTITUTIONAL FUNDS

FINANCIAL HIGHLIGHTS -- FOR THE PERIODS ENDED

For a Share Outstanding Throughout Each Period.

                                                  $                  $                 $               $
                                           NET ASSET VALUE,         NET           NET REALIZED     TOTAL FROM
                                             BEGINNING OF        INVESTMENT      AND UNREALIZED    INVESTMENT
                                                PERIOD        INCOME (LOSS)(A)    GAIN (LOSS)      OPERATIONS
--------------------------------------------------------------------------------------------------------------
EQUITY Q FUND
Class E
April 30, 2005*                                  32.32               .20                .84           1.04
October 31, 2004                                 30.10               .23               2.24           2.47
October 31, 2003                                 24.90               .22               5.18           5.40
October 31, 2002                                 29.75               .17              (4.81)         (4.64)
October 31, 2001                                 40.70               .20              (9.75)         (9.55)
October 31, 2000 (1)                             41.58               .13               (.12)           .01
December 31, 1999 (5)                            42.99               .14               4.35           4.49
--------------------------------------------------------------------------------------------------------------
Class I
April 30, 2005 *                                 32.32               .25                .83           1.08
October 31, 2004                                 30.10               .30               2.24           2.54
October 31, 2003                                 24.89               .27               5.19           5.46
October 31, 2002                                 29.75               .24              (4.82)         (4.58)
October 31, 2001                                 40.69               .26              (9.72)         (9.46)
October 31, 2000 (1)                             41.55               .22               (.11)           .11
December 31, 1999                                40.22               .34               8.03           8.37
--------------------------------------------------------------------------------------------------------------
Class Y
April 30, 2005 *                                 32.32               .26                .82           1.08
October 31, 2004                                 30.09               .32               2.25           2.57
October 31, 2003                                 24.89               .30               5.17           5.47
October 31, 2002                                 29.75               .27              (4.82)         (4.55)
October 31, 2001                                 40.69               .28              (9.71)         (9.43)
October 31, 2000 (7)                             42.29               .16              (1.54)         (1.38)
--------------------------------------------------------------------------------------------------------------
INTERNATIONAL FUND
Class E
April 30, 2005 *                                 35.15               .25               2.30           2.55
October 31, 2004                                 31.22               .38               4.29           4.67
October 31, 2003                                 24.71               .30               6.59           6.89
October 31, 2002                                 28.34               .16              (3.75)         (3.59)
October 31, 2001                                 39.51               .28              (9.53)         (9.25)
October 31, 2000 (1)                             46.68               .53              (6.26)         (5.73)
December 31, 1999 (5)                            39.07               .24               9.73           9.97
--------------------------------------------------------------------------------------------------------------
Class I
April 30, 2005 *                                 35.16               .30               2.30           2.60
October 31, 2004                                 31.20               .46               4.29           4.75
October 31, 2003                                 24.74               .36               6.53           6.89
October 31, 2002                                 28.38               .26              (3.78)         (3.52)
October 31, 2001                                 39.60               .34              (9.52)         (9.18)
October 31, 2000 (1)                             46.67               .64              (6.27)         (5.63)
December 31, 1999                                38.03               .43              10.93          11.36
--------------------------------------------------------------------------------------------------------------
Class Y
April 30, 2005 *                                 35.17               .30               2.30           2.60
October 31, 2004                                 31.21               .45               4.33           4.78
October 31, 2003                                 24.75               .38               6.54           6.92
October 31, 2002                                 28.42               .32              (3.83)         (3.51)
October 31, 2001                                 39.62               .46              (9.60)         (9.14)
October 31, 2000 (6)                             46.09               .46              (6.93)         (6.47)
--------------------------------------------------------------------------------------------------------------

                                                  $                 $
                                            DISTRIBUTIONS     DISTRIBUTIONS        $
                                              FROM NET          FROM NET       RETURN OF
                                          INVESTMENT INCOME   REALIZED GAIN     CAPITAL
----------------------------------------------------------------------------------------
EQUITY Q FUND
Class E
April 30, 2005*                                 (.21)                --             --
October 31, 2004                                (.25)                --             --
October 31, 2003                                (.20)                --             --
October 31, 2002                                (.21)                --             --
October 31, 2001                                (.17)             (1.23)            --
October 31, 2000 (1)                            (.13)              (.76)            --
December 31, 1999 (5)                           (.24)             (5.66)            --
----------------------------------------------------------------------------------------
Class I
April 30, 2005 *                                (.25)                --             --
October 31, 2004                                (.32)                --             --
October 31, 2003                                (.25)                --             --
October 31, 2002                                (.28)                --             --
October 31, 2001                                (.25)             (1.23)            --
October 31, 2000 (1)                            (.21)              (.76)            --
December 31, 1999                               (.38)             (6.66)            --
----------------------------------------------------------------------------------------
Class Y
April 30, 2005 *                                (.25)                --             --
October 31, 2004                                (.34)                --             --
October 31, 2003                                (.27)                --             --
October 31, 2002                                (.31)                --             --
October 31, 2001                                (.28)             (1.23)            --
October 31, 2000 (7)                            (.22)                --             --
----------------------------------------------------------------------------------------
INTERNATIONAL FUND
Class E
April 30, 2005 *                                (.68)                --             --
October 31, 2004                                (.74)                --             --
October 31, 2003                                (.38)                --             --
October 31, 2002                                (.04)                --             --
October 31, 2001                                  --              (1.92)            --
October 31, 2000 (1)                              --              (1.44)            --
December 31, 1999 (5)                           (.38)             (1.98)            --
----------------------------------------------------------------------------------------
Class I
April 30, 2005 *                                (.76)                --             --
October 31, 2004                                (.79)                --             --
October 31, 2003                                (.43)                --             --
October 31, 2002                                (.12)                --             --
October 31, 2001                                (.12)             (1.92)            --
October 31, 2000 (1)                              --              (1.44)            --
December 31, 1999                               (.48)             (2.24)            --
----------------------------------------------------------------------------------------
Class Y
April 30, 2005 *                                (.78)                --             --
October 31, 2004                                (.82)                --             --
October 31, 2003                                (.46)                --             --
October 31, 2002                                (.16)                --             --
October 31, 2001                                (.14)             (1.92)            --
October 31, 2000 (6)                              --                 --             --
----------------------------------------------------------------------------------------

See accompanying notes which are an integral part of the financial statements.

 152  Financial Highlights

                              $                                     $
           $           NET ASSET VALUE,          %              NET ASSETS
         TOTAL              END OF             TOTAL          END OF PERIOD
     DISTRIBUTIONS          PERIOD           RETURN(B)            (000)
-----------------------------------------------------------------------------
          (.21)             33.15                3.20              49,456
          (.25)             32.32                8.22              47,570
          (.20)             30.10               21.76              40,924
          (.21)             24.90              (15.70)             17,503
         (1.40)             29.75              (23.98)             21,979
          (.89)             40.70                 .17              25,205
         (5.90)             41.58               11.01              30,746
-----------------------------------------------------------------------------
          (.25)             33.15                3.32           1,013,875
          (.32)             32.32                8.46           1,018,806
          (.25)             30.10               22.04             822,548
          (.28)             24.89              (15.50)            854,495
         (1.48)             29.75              (23.82)            983,176
          (.97)             40.69                 .40           1,355,536
         (7.04)             41.55               21.96           1,363,336
-----------------------------------------------------------------------------
          (.25)             33.15                3.34             309,888
          (.34)             32.32                8.58             336,836
          (.27)             30.09               22.13             674,326
          (.31)             24.89              (15.41)            514,589
         (1.51)             29.75              (23.74)            456,512
          (.22)             40.69               (3.21)             38,812
-----------------------------------------------------------------------------
          (.68)             37.02                7.25              38,179
          (.74)             35.15               15.20              35,442
          (.38)             31.22               28.33              24,163
          (.04)             24.71              (12.68)             11,965
         (1.92)             28.34              (24.54)             19,449
         (1.44)             39.51              (12.59)             25,984
         (2.36)             46.68               25.87              30,541
-----------------------------------------------------------------------------
          (.76)             37.00                7.40           1,027,459
          (.79)             35.16               15.47             915,469
          (.43)             31.20               28.37             597,650
          (.12)             24.74              (12.46)            527,791
         (2.04)             28.38              (24.37)            658,920
         (1.44)             39.60              (12.38)          1,104,284
         (2.72)             46.67               30.46           1,263,676
-----------------------------------------------------------------------------
          (.78)             36.99                7.43             508,251
          (.82)             35.17               15.54             491,855
          (.46)             31.21               28.51             567,878
          (.16)             24.75              (12.42)            395,955
         (2.06)             28.42              (24.26)            386,538
            --              39.62              (14.04)             78,103
-----------------------------------------------------------------------------

             %                   %                   %
     RATIO OF EXPENSES   RATIO OF EXPENSES     RATIO OF NET
        TO AVERAGE          TO AVERAGE       INVESTMENT INCOME          %
        NET ASSETS          NET ASSETS          TO AVERAGE          PORTFOLIO
         NET(C)(E)           GROSS(C)        NET ASSETS(C)(E)    TURNOVER RATE(B)
---------------------------------------------------------------------------------
            .90                 .92                 1.21               72.04
            .92                 .93                  .71              102.51
            .94                 .94                  .80              114.72
            .94                 .94                  .58               71.16
            .89                 .89                  .58               79.24
            .95                 .96                  .39               59.91
            .94                 .94                  .55               90.16
---------------------------------------------------------------------------------
            .65                 .68                 1.46               72.04
            .69                 .69                  .94              102.51
            .72                 .72                 1.02              114.72
            .70                 .70                  .82               71.16
            .70                 .70                  .77               79.24
            .68                 .68                  .66               59.91
            .69                 .69                  .80               90.16
---------------------------------------------------------------------------------
            .62                 .65                 1.50               72.04
            .61                 .61                 1.05              102.51
            .63                 .63                 1.10              114.72
            .60                 .60                  .93               71.16
            .61                 .61                  .86               79.24
            .61                 .66                  .68               59.91
---------------------------------------------------------------------------------
           1.12                1.17                 1.32               53.89
           1.19                1.20                 1.13               81.19
           1.26                1.26                 1.14               79.40
           1.31                1.32                  .57               87.84
           1.26                1.26                  .82              111.84
           1.28                1.28                 1.50              105.17
           1.27                1.27                  .92              118.99
---------------------------------------------------------------------------------
            .86                 .92                 1.61               53.89
            .95                 .96                 1.36               81.19
           1.06                1.06                 1.38               79.40
           1.07                1.07                  .92               87.84
           1.06                1.06                 1.00              111.84
           1.00                1.00                 1.76              105.17
           1.00                1.00                 1.07              118.99
---------------------------------------------------------------------------------
            .84                 .89                 1.61               53.89
            .87                 .88                 1.35               81.19
            .96                 .96                 1.45               79.40
            .97                 .97                 1.12               87.84
            .96                 .96                 1.40              111.84
            .91                 .94                 1.85              105.17
---------------------------------------------------------------------------------

  See accompanying notes which are an integral part of the financial statements.

                                                       Financial Highlights  153

FRANK RUSSELL INVESTMENT COMPANY
INSTITUTIONAL FUNDS

FINANCIAL HIGHLIGHTS -- FOR THE PERIODS ENDED

For a Share Outstanding Throughout Each Period.

                                                  $                  $                 $               $
                                           NET ASSET VALUE,         NET           NET REALIZED     TOTAL FROM
                                             BEGINNING OF        INVESTMENT      AND UNREALIZED    INVESTMENT
                                                PERIOD        INCOME (LOSS)(A)    GAIN (LOSS)      OPERATIONS
--------------------------------------------------------------------------------------------------------------
FIXED INCOME I FUND
Class E
April 30, 2005 *                                 21.88               .36               (.20)           .16
October 31, 2004                                 22.12               .63                .48           1.11
October 31, 2003                                 22.15               .72                .36           1.08
October 31, 2002                                 22.32               .90                .17           1.07
October 31, 2001                                 20.79              1.19               1.58           2.77
October 31, 2000 (1)                             20.30              1.07                .40           1.47
December 31, 1999 (5)                            21.25               .74               (.81)          (.07)
--------------------------------------------------------------------------------------------------------------
Class I
April 30, 2005 *                                 21.87               .38               (.20)           .18
October 31, 2004                                 22.11               .68                .49           1.17
October 31, 2003                                 22.15               .78                .35           1.13
October 31, 2002                                 22.32               .96                .17           1.13
October 31, 2001                                 20.79              1.24               1.58           2.82
October 31, 2000 (1)                             20.27              1.13                .39           1.52
December 31, 1999                                21.76              1.28              (1.50)          (.22)
--------------------------------------------------------------------------------------------------------------
Class Y
April 30, 2005 *                                 21.88               .38               (.20)           .18
October 31, 2004                                 22.12               .70                .48           1.18
October 31, 2003                                 22.16               .79                .36           1.15
October 31, 2002                                 22.32               .98                .18           1.16
October 31, 2001                                 20.79              1.23               1.61           2.84
October 31, 2000 (6)                             20.61               .81                .37           1.18
--------------------------------------------------------------------------------------------------------------
FIXED INCOME III FUND
Class E
April 30, 2005 *                                 10.70               .17               (.05)           .12
October 31, 2004                                 10.67               .28                .31            .59
October 31, 2003                                 10.11               .38                .52            .90
October 31, 2002                                 10.37               .40               (.05)           .35
October 31, 2001                                  9.77               .57                .61           1.18
October 31, 2000 (1)                              9.61               .51                .11            .62
December 31, 1999 (5)                            10.12               .35               (.43)          (.08)
--------------------------------------------------------------------------------------------------------------
Class I
April 30, 2005 *                                 10.69               .18               (.05)           .13
October 31, 2004                                 10.65               .30                .32            .62
October 31, 2003                                 10.09               .40                .52            .92
October 31, 2002                                 10.36               .42               (.06)           .36
October 31, 2001                                  9.76               .59                .63           1.22
October 31, 2000 (1)                              9.59               .53                .11            .64
December 31, 1999                                10.22               .59               (.62)          (.03)
--------------------------------------------------------------------------------------------------------------

                                                  $                 $
                                            DISTRIBUTIONS     DISTRIBUTIONS        $
                                              FROM NET          FROM NET       RETURN OF
                                          INVESTMENT INCOME   REALIZED GAIN     CAPITAL
----------------------------------------------------------------------------------------
FIXED INCOME I FUND
Class E
April 30, 2005 *                                 (.35)            (.53)             --
October 31, 2004                                 (.69)            (.66)             --
October 31, 2003                                 (.67)            (.44)             --
October 31, 2002                                 (.97)            (.27)             --
October 31, 2001                                (1.24)              --              --
October 31, 2000 (1)                             (.98)              --              --
December 31, 1999 (5)                            (.88)              --              --
----------------------------------------------------------------------------------------
Class I
April 30, 2005 *                                 (.37)            (.53)             --
October 31, 2004                                 (.75)            (.66)             --
October 31, 2003                                 (.73)            (.44)             --
October 31, 2002                                (1.03)            (.27)             --
October 31, 2001                                (1.29)              --              --
October 31, 2000 (1)                            (1.00)              --              --
December 31, 1999                               (1.25)            (.02)             --
----------------------------------------------------------------------------------------
Class Y
April 30, 2005 *                                 (.37)            (.53)             --
October 31, 2004                                 (.76)            (.66)             --
October 31, 2003                                 (.75)            (.44)             --
October 31, 2002                                (1.05)            (.27)             --
October 31, 2001                                (1.31)              --              --
October 31, 2000 (6)                            (1.00)              --              --
----------------------------------------------------------------------------------------
FIXED INCOME III FUND
Class E
April 30, 2005 *                                 (.14)            (.09)             --
October 31, 2004                                 (.38)            (.18)             --
October 31, 2003                                 (.34)              --              --
October 31, 2002                                 (.61)              --              --
October 31, 2001                                 (.58)              --              --
October 31, 2000 (1)                             (.46)              --              --
December 31, 1999 (5)                            (.43)              --              --
----------------------------------------------------------------------------------------
Class I
April 30, 2005 *                                 (.16)            (.09)             --
October 31, 2004                                 (.40)            (.18)             --
October 31, 2003                                 (.36)              --              --
October 31, 2002                                 (.63)              --              --
October 31, 2001                                 (.62)              --              --
October 31, 2000 (1)                             (.47)              --              --
December 31, 1999                                (.60)              --              --
----------------------------------------------------------------------------------------

See accompanying notes which are an integral part of the financial statements.

 154  Financial Highlights

                              $                                     $
           $           NET ASSET VALUE,          %              NET ASSETS
         TOTAL              END OF             TOTAL          END OF PERIOD
     DISTRIBUTIONS          PERIOD           RETURN(B)            (000)
-----------------------------------------------------------------------------
          (.88)             21.16                .74               29,412
         (1.35)             21.88               5.22               27,515
         (1.11)             22.12               5.01               27,009
         (1.24)             22.15               5.10               27,576
         (1.24)             22.32              13.72               35,123
          (.98)             20.79               7.36               33,322
          (.88)             20.30               (.32)              35,950
-----------------------------------------------------------------------------
          (.90)             21.15                .84              807,788
         (1.41)             21.87               5.52              752,229
         (1.17)             22.11               5.26              639,846
         (1.30)             22.15               5.38              713,210
         (1.29)             22.32              13.98              827,324
         (1.00)             20.79               7.63              902,895
         (1.27)             20.27              (1.04)           1,051,362
-----------------------------------------------------------------------------
          (.90)             21.16                .86              336,412
         (1.42)             21.88               5.58              285,228
         (1.19)             22.12               5.33              399,601
         (1.32)             22.16               5.50              506,495
         (1.31)             22.32              14.07              520,186
         (1.00)             20.79               5.89              144,049
-----------------------------------------------------------------------------
          (.23)             10.59               1.16                7,879
          (.56)             10.70               5.65                7,489
          (.34)             10.67               9.05                6,481
          (.61)             10.11               3.61                5,912
          (.58)             10.37              12.47                6,037
          (.46)              9.77               6.55                5,362
          (.43)              9.61               (.83)               2,367
-----------------------------------------------------------------------------
          (.25)             10.57               1.22              513,398
          (.58)             10.69               5.99              461,966
          (.36)             10.65               9.27              297,726
          (.63)             10.09               3.84              306,550
          (.62)             10.36              12.76              408,341
          (.47)              9.76               6.75              456,160
          (.60)              9.59               (.29)             467,268
-----------------------------------------------------------------------------

             %                   %                   %
     RATIO OF EXPENSES   RATIO OF EXPENSES     RATIO OF NET
        TO AVERAGE          TO AVERAGE       INVESTMENT INCOME          %
        NET ASSETS          NET ASSETS          TO AVERAGE          PORTFOLIO
         NET(C)(E)           GROSS(C)        NET ASSETS(C)(E)    TURNOVER RATE(B)
---------------------------------------------------------------------------------
            .63                 .65                 3.36               43.62
            .65                 .66                 2.88              153.79
            .67                 .67                 3.25              184.29
            .64                 .66                 4.17              165.28
            .61                 .61                 5.51              188.97
            .67                 .68                 6.31              117.94
            .66                 .66                 5.79              138.69
---------------------------------------------------------------------------------
            .37                 .39                 3.62               43.62
            .39                 .40                 3.15              153.79
            .41                 .41                 3.50              184.29
            .38                 .38                 4.42              165.28
            .39                 .39                 5.75              188.97
            .40                 .40                 6.59              117.94
            .39                 .39                 6.05              138.69
---------------------------------------------------------------------------------
            .35                 .37                 3.65               43.62
            .33                 .34                 3.18              153.79
            .35                 .35                 3.53              184.29
            .31                 .31                 4.45              165.28
            .32                 .32                 5.62              188.97
            .32                 .34                 6.63              117.94
---------------------------------------------------------------------------------
            .91                 .93                 3.17               59.17
            .96                 .96                 2.64              195.68
           1.00                1.00                 3.61              266.11
            .97                 .98                 4.00              231.09
            .93                 .94                 5.66              165.41
            .99                1.15                 6.37              108.08
            .94                 .94                 5.63              131.38
---------------------------------------------------------------------------------
            .66                 .68                 3.43               59.17
            .72                 .72                 2.85              195.68
            .78                 .78                 3.83              266.11
            .76                 .76                 4.22              231.09
            .72                 .72                 5.87              165.41
            .73                 .74                 6.58              108.08
            .69                 .69                 5.91              131.38
---------------------------------------------------------------------------------

  See accompanying notes which are an integral part of the financial statements.

                                                       Financial Highlights  155

FRANK RUSSELL INVESTMENT COMPANY
INSTITUTIONAL FUNDS

FINANCIAL HIGHLIGHTS -- FOR THE PERIODS ENDED

For a Share Outstanding Throughout Each Period.

                                                  $                  $                 $               $
                                           NET ASSET VALUE,         NET           NET REALIZED     TOTAL FROM
                                             BEGINNING OF        INVESTMENT      AND UNREALIZED    INVESTMENT
                                                PERIOD        INCOME (LOSS)(A)    GAIN (LOSS)      OPERATIONS
--------------------------------------------------------------------------------------------------------------
EMERGING MARKETS FUND
Class C
April 30, 2005 *                                 12.52                --(d)            1.75           1.75
October 31, 2004                                 10.68                --(d)            2.08           2.08
October 31, 2003                                  7.22               .02               3.44           3.46
October 31, 2002                                  6.89              (.09)               .42            .33
October 31, 2001                                  9.15              (.04)             (2.22)         (2.26)
October 31, 2000 (1)                             12.47              (.10)             (3.20)         (3.30)
December 31, 1999 (2)                             8.07              (.12)              4.57           4.45
--------------------------------------------------------------------------------------------------------------
Class E
April 30, 2005 *                                 12.93               .05               1.81           1.86
October 31, 2004                                 10.98               .09               2.15           2.24
October 31, 2003                                  7.41               .09               3.49           3.58
October 31, 2002                                  7.01              (.02)               .42            .40
October 31, 2001                                  9.24               .02              (2.25)         (2.23)
October 31, 2000 (1)                             12.51              (.03)             (3.20)         (3.23)
December 31, 1999                                 8.48              (.04)              4.14           4.10
--------------------------------------------------------------------------------------------------------------
Class S
April 30, 2005 *                                 12.94               .07               1.81           1.88
October 31, 2004                                 10.98               .12               2.15           2.27
October 31, 2003                                  7.43               .11               3.48           3.59
October 31, 2002                                  7.05                --(d)             .40            .40
October 31, 2001                                  9.25               .04              (2.24)         (2.20)
October 31, 2000 (1)                             12.52                --(d)           (3.21)         (3.21)
December 31, 1999                                 8.48               .03               4.10           4.13
--------------------------------------------------------------------------------------------------------------
REAL ESTATE SECURITIES FUND
Class C
April 30, 2005 *                                 43.10               .23               2.99           3.22
October 31, 2004                                 33.94               .46               9.92          10.38
October 31, 2003                                 26.52              1.11               7.53           8.64
October 31, 2002                                 26.97              1.07               (.01)          1.06
October 31, 2001                                 25.93              1.16               1.02           2.18
October 31, 2000 (1)                             22.69               .84               3.11           3.95
December 31, 1999 (2)                            24.13              1.08              (1.06)           .02
--------------------------------------------------------------------------------------------------------------
Class E
April 30, 2005 *                                 43.55               .40               3.02           3.42
October 31, 2004                                 34.24               .75              10.04          10.79
October 31, 2003                                 26.72              1.34               7.60           8.94
October 31, 2002                                 27.14              1.32               (.06)          1.26
October 31, 2001                                 26.07              1.38               1.03           2.41
October 31, 2000 (1)                             22.76               .98               3.14           4.12
December 31, 1999                                24.27              1.28              (1.24)           .04
--------------------------------------------------------------------------------------------------------------
Class S
April 30, 2005 *                                 43.90               .45               3.04           3.49
October 31, 2004                                 34.51               .87              10.09          10.96
October 31, 2003                                 26.89              1.42               7.67           9.09
October 31, 2002                                 27.31              1.41               (.06)          1.35
October 31, 2001                                 26.22              1.46               1.03           2.49
October 31, 2000 (1)                             22.86              1.04               3.15           4.19
December 31, 1999                                24.44              1.30              (1.20)           .10
--------------------------------------------------------------------------------------------------------------

                                                  $                 $
                                            DISTRIBUTIONS     DISTRIBUTIONS        $
                                              FROM NET          FROM NET       RETURN OF
                                          INVESTMENT INCOME   REALIZED GAIN     CAPITAL
----------------------------------------------------------------------------------------
EMERGING MARKETS FUND
Class C
April 30, 2005 *                                 (.04)               --             --
October 31, 2004                                 (.24)               --             --
October 31, 2003                                   --                --             --
October 31, 2002                                   --                --             --
October 31, 2001                                   --                --             --
October 31, 2000 (1)                             (.02)               --             --
December 31, 1999 (2)                            (.05)               --             --
----------------------------------------------------------------------------------------
Class E
April 30, 2005 *                                 (.12)               --             --
October 31, 2004                                 (.29)               --             --
October 31, 2003                                 (.01)               --             --
October 31, 2002                                   --                --             --
October 31, 2001                                   --                --             --
October 31, 2000 (1)                             (.04)               --             --
December 31, 1999                                (.07)               --             --
----------------------------------------------------------------------------------------
Class S
April 30, 2005 *                                 (.15)               --             --
October 31, 2004                                 (.31)               --             --
October 31, 2003                                 (.04)               --             --
October 31, 2002                                 (.02)               --             --
October 31, 2001                                   --                --             --
October 31, 2000 (1)                             (.06)               --             --
December 31, 1999                                (.09)               --             --
----------------------------------------------------------------------------------------
REAL ESTATE SECURITIES FUND
Class C
April 30, 2005 *                                 (.29)            (3.67)            --
October 31, 2004                                (1.21)             (.01)            --
October 31, 2003                                (1.11)             (.11)            --
October 31, 2002                                (1.51)               --             --
October 31, 2001                                (1.14)               --             --
October 31, 2000 (1)                             (.71)               --             --
December 31, 1999 (2)                           (1.46)               --             --
----------------------------------------------------------------------------------------
Class E
April 30, 2005 *                                 (.45)            (3.67)            --
October 31, 2004                                (1.47)             (.01)            --
October 31, 2003                                (1.31)             (.11)            --
October 31, 2002                                (1.68)               --             --
October 31, 2001                                (1.34)               --             --
October 31, 2000 (1)                             (.81)               --             --
December 31, 1999                               (1.55)               --             --
----------------------------------------------------------------------------------------
Class S
April 30, 2005 *                                 (.50)            (3.67)            --
October 31, 2004                                (1.56)             (.01)            --
October 31, 2003                                (1.36)             (.11)            --
October 31, 2002                                (1.77)               --             --
October 31, 2001                                (1.40)               --             --
October 31, 2000 (1)                             (.83)               --             --
December 31, 1999                               (1.68)               --             --
----------------------------------------------------------------------------------------

See accompanying notes which are an integral part of the financial statements.

 156  Financial Highlights

                              $                                     $
           $           NET ASSET VALUE,          %              NET ASSETS
         TOTAL              END OF             TOTAL          END OF PERIOD
     DISTRIBUTIONS          PERIOD           RETURN(B)            (000)
-----------------------------------------------------------------------------
          (.04)             14.23               14.01              26,391
          (.24)             12.52               20.04              20,467
            --              10.68               47.58              12,306
            --               7.22                4.94               5,194
            --               6.89              (24.70)              2,377
          (.02)              9.15              (26.51)              2,228
          (.05)             12.47               55.43               1,631
-----------------------------------------------------------------------------
          (.12)             14.67               14.43              15,497
          (.29)             12.93               20.88              14,169
          (.01)             10.98               48.39               9,598
            --               7.41                5.71               6,478
            --               7.01              (24.13)              6,959
          (.04)              9.24              (25.90)              6,388
          (.07)             12.51               48.71               6,314
-----------------------------------------------------------------------------
          (.15)             14.67               14.57             652,869
          (.31)             12.94               21.22             549,626
          (.04)             10.98               48.27             386,560
          (.02)              7.43                5.91             263,563
            --               7.05              (23.89)            273,486
          (.06)              9.25              (25.79)            359,201
          (.09)             12.52               49.03             430,794
-----------------------------------------------------------------------------
         (3.96)             42.36                7.43              72,146
         (1.22)             43.10               30.97              61,089
         (1.22)             33.94               33.23              32,784
         (1.51)             26.52                3.56              15,712
         (1.14)             26.97                8.41               5,718
          (.71)             25.93               17.54               3,393
         (1.46)             22.69                 .19               1,771
-----------------------------------------------------------------------------
         (4.12)             42.85                7.83              34,605
         (1.48)             43.55               32.00              29,436
         (1.42)             34.24               34.21              16,651
         (1.68)             26.72                4.27              10,661
         (1.34)             27.14                9.23              11,415
          (.81)             26.07               18.24               9,094
         (1.55)             22.76                 .30               7,134
-----------------------------------------------------------------------------
         (4.17)             43.22                7.93           1,311,869
         (1.57)             43.90               32.30           1,171,513
         (1.47)             34.51               34.58             830,448
         (1.77)             26.89                4.55             598,133
         (1.40)             27.31                9.48             607,280
          (.83)             26.22               18.53             669,529
         (1.68)             22.86                 .55             589,300
-----------------------------------------------------------------------------

             %                   %                   %
     RATIO OF EXPENSES   RATIO OF EXPENSES     RATIO OF NET
        TO AVERAGE          TO AVERAGE       INVESTMENT INCOME          %
        NET ASSETS          NET ASSETS          TO AVERAGE          PORTFOLIO
         NET(C)(E)           GROSS(C)        NET ASSETS(C)(E)    TURNOVER RATE(B)
---------------------------------------------------------------------------------
           2.74                2.76                 (.02)             45.03
           2.83                2.87                  .02              82.02
           3.09                3.09                  .19              95.13
           3.12                3.12                (1.08)             90.21
           3.08                3.09                 (.55)             83.74
           2.91                2.92                (1.02)             73.11
           2.91                2.91                (1.23)             94.85
---------------------------------------------------------------------------------
           1.97                2.01                  .69              45.03
           2.07                2.12                  .75              82.02
           2.36                2.37                 1.02              95.13
           2.38                2.38                 (.29)             90.21
           2.33                2.33                  .21              83.74
           2.16                2.17                 (.30)             73.11
           2.17                2.17                 (.40)             94.85
---------------------------------------------------------------------------------
           1.71                1.76                  .97              45.03
           1.83                1.87                 1.00              82.02
           2.11                2.11                 1.30              95.13
           2.14                2.14                 (.02)             90.21
           2.09                2.09                  .44              83.74
           1.91                1.92                 (.02)             73.11
           1.91                1.91                  .26              94.85
---------------------------------------------------------------------------------
           2.09                2.09                 1.12              32.44
           2.12                2.12                 1.20              38.04
           2.20                2.30                 3.67              46.09
           2.19                2.59                 3.74              67.70
           2.17                2.17                 4.20              44.50
           2.16                2.16                 4.06              53.30
           2.14                2.14                 5.12              42.69
---------------------------------------------------------------------------------
           1.34                1.34                 1.87              32.44
           1.37                1.37                 1.95              38.04
           1.43                1.62                 4.46              46.09
           1.46                1.82                 4.54              67.70
           1.42                1.42                 4.96              44.50
           1.41                1.41                 4.78              53.30
           1.39                1.39                 5.42              42.69
---------------------------------------------------------------------------------
           1.09                1.09                 2.11              32.44
           1.11                1.11                 2.23              38.04
           1.18                1.18                 4.66              46.09
           1.19                1.19                 4.82              67.70
           1.17                1.18                 5.19              44.50
           1.16                1.16                 5.00              53.30
           1.14                1.14                 5.41              42.69
---------------------------------------------------------------------------------

  See accompanying notes which are an integral part of the financial statements.

                                                       Financial Highlights  157

FRANK RUSSELL INVESTMENT COMPANY
INSTITUTIONAL FUNDS

FINANCIAL HIGHLIGHTS -- FOR THE PERIODS ENDED

For a Share Outstanding Throughout Each Period.

                                                  $                  $                 $               $
                                           NET ASSET VALUE,         NET           NET REALIZED     TOTAL FROM
                                             BEGINNING OF        INVESTMENT      AND UNREALIZED    INVESTMENT
                                                PERIOD        INCOME (LOSS)(A)    GAIN (LOSS)      OPERATIONS
--------------------------------------------------------------------------------------------------------------
SHORT DURATION BOND FUND
Class C
April 30, 2005 *                                 19.04               .13               (.23)          (.10)
October 31, 2004                                 19.01               .19               (.01)           .18
October 31, 2003                                 18.98               .31                .06            .37
October 31, 2002                                 19.01               .56                .13            .69
October 31, 2001                                 18.23               .85                .89           1.74
October 31, 2000 (1)                             18.13               .79                .04            .83
December 31, 1999 (4)                            18.36               .68               (.31)           .37
--------------------------------------------------------------------------------------------------------------
Class E
April 30, 2005 *                                 19.10               .20               (.23)          (.03)
October 31, 2004                                 19.08               .34               (.01)           .33
October 31, 2003                                 19.04               .48                .03            .51
October 31, 2002                                 19.02               .77                .06            .83
October 31, 2001                                 18.24              1.02                .85           1.87
October 31, 2000 (1)                             18.08               .88                .07            .95
December 31, 1999 (3)                            18.51               .80               (.34)           .46
--------------------------------------------------------------------------------------------------------------
Class S
April 30, 2005 *                                 19.07               .23               (.23)            --
October 31, 2004                                 19.05               .38               (.01)           .37
October 31, 2003                                 19.01               .52                .03            .55
October 31, 2002                                 18.99               .80                .08            .88
October 31, 2001                                 18.22              1.07                .83           1.90
October 31, 2000 (1)                             18.03               .91                .09           1.00
December 31, 1999                                18.46               .90               (.36)           .54
--------------------------------------------------------------------------------------------------------------
SELECT GROWTH FUND
Class C
April 30, 2005 *                                  6.85              (.03)                --           (.03)
October 31, 2004                                  6.85              (.11)               .11             --
October 31, 2003                                  5.23              (.09)              1.71           1.62
October 31, 2002                                  6.65              (.10)             (1.32)         (1.42)
October 31, 2001 (8)                             10.00              (.08)             (3.27)         (3.35)
--------------------------------------------------------------------------------------------------------------
Class E
April 30, 2005 *                                  7.08                --(d)              --(d)          --
October 31, 2004                                  7.03              (.05)               .10            .05
October 31, 2003                                  5.31              (.04)              1.76           1.72
October 31, 2002                                  6.68              (.04)             (1.33)         (1.37)
October 31, 2001 (8)                             10.00              (.02)             (3.30)         (3.32)
--------------------------------------------------------------------------------------------------------------
Class I
April 30, 2005 *                                  7.19               .01                 --(d)         .01
October 31, 2004                                  7.10              (.02)               .11            .09
October 31, 2003                                  5.35              (.02)              1.77           1.75
October 31, 2002                                  6.71              (.02)             (1.34)         (1.36)
October 31, 2001 (8)                             10.00              --(d)             (3.29)         (3.29)
--------------------------------------------------------------------------------------------------------------
Class S
April 30, 2005 *                                  7.15               .01               --(d)           .01
October 31, 2004                                  7.08              (.03)               .10            .07
October 31, 2003                                  5.34              (.02)              1.76           1.74
October 31, 2002                                  6.71              (.02)             (1.35)         (1.37)
October 31, 2001 (8)                             10.00              --(d)             (3.29)         (3.29)
--------------------------------------------------------------------------------------------------------------

                                                  $                 $
                                            DISTRIBUTIONS     DISTRIBUTIONS        $
                                              FROM NET          FROM NET       RETURN OF
                                          INVESTMENT INCOME   REALIZED GAIN     CAPITAL
----------------------------------------------------------------------------------------
SHORT DURATION BOND FUND
Class C
April 30, 2005 *                                 (.13)            (.01)             --
October 31, 2004                                 (.15)              --              --
October 31, 2003                                 (.34)              --              --
October 31, 2002                                 (.72)              --              --
October 31, 2001                                 (.96)              --              --
October 31, 2000 (1)                             (.73)              --              --
December 31, 1999 (4)                            (.60)              --              --
----------------------------------------------------------------------------------------
Class E
April 30, 2005 *                                 (.19)            (.01)             --
October 31, 2004                                 (.31)              --              --
October 31, 2003                                 (.47)              --              --
October 31, 2002                                 (.81)              --              --
October 31, 2001                                (1.09)              --              --
October 31, 2000 (1)                             (.79)              --              --
December 31, 1999 (3)                            (.89)              --              --
----------------------------------------------------------------------------------------
Class S
April 30, 2005 *                                 (.22)            (.01)             --
October 31, 2004                                 (.35)              --              --
October 31, 2003                                 (.51)              --              --
October 31, 2002                                 (.86)              --              --
October 31, 2001                                (1.13)              --              --
October 31, 2000 (1)                             (.81)              --              --
December 31, 1999                                (.97)              --              --
----------------------------------------------------------------------------------------
SELECT GROWTH FUND
Class C
April 30, 2005 *                                   --               --              --
October 31, 2004                                   --               --              --
October 31, 2003                                   --               --              --
October 31, 2002                                   --               --              --
October 31, 2001 (8)                               --               --              --
----------------------------------------------------------------------------------------
Class E
April 30, 2005 *                                   --               --              --
October 31, 2004                                   --               --              --
October 31, 2003                                   --               --              --
October 31, 2002                                   --               --              --
October 31, 2001 (8)                               --               --              --
----------------------------------------------------------------------------------------
Class I
April 30, 2005 *                                   --               --              --
October 31, 2004                                   --               --              --
October 31, 2003                                   --               --              --
October 31, 2002                                   --               --              --
October 31, 2001 (8)                               --               --              --
----------------------------------------------------------------------------------------
Class S
April 30, 2005 *                                   --               --              --
October 31, 2004                                   --               --              --
October 31, 2003                                   --               --              --
October 31, 2002                                   --               --              --
October 31, 2001 (8)                               --               --              --
----------------------------------------------------------------------------------------

See accompanying notes which are an integral part of the financial statements.

 158  Financial Highlights

                              $                                     $
           $           NET ASSET VALUE,          %              NET ASSETS
         TOTAL              END OF             TOTAL          END OF PERIOD
     DISTRIBUTIONS          PERIOD           RETURN(B)            (000)
-----------------------------------------------------------------------------
          (.14)              18.80               (.51)             33,084
          (.15)              19.04                .97              38,427
          (.34)              19.01               1.97              41,644
          (.72)              18.98               3.73              16,294
          (.96)              19.01               9.77               1,709
          (.73)              18.23               4.67                 672
          (.60)              18.13               2.02                 801
-----------------------------------------------------------------------------
          (.20)              18.87               (.14)             23,960
          (.31)              19.10               1.74              23,181
          (.47)              19.08               2.70              20,274
          (.81)              19.04               4.53              17,516
         (1.09)              19.02              10.54              17,685
          (.79)              18.24               5.36               9,898
          (.89)              18.08               2.53               8,693
-----------------------------------------------------------------------------
          (.23)              18.84               (.01)          1,150,659
          (.35)              19.07               1.98           1,135,332
          (.51)              19.05               2.95             958,064
          (.86)              19.01               4.81             599,795
         (1.13)              18.99              10.76             401,137
          (.81)              18.22               5.64             422,884
          (.97)              18.03               3.03             447,590
-----------------------------------------------------------------------------
            --                6.82               (.44)              7,640
            --                6.85               (.15)              5,942
            --                6.85              31.17               3,265
            --                5.23             (21.35)              1,341
            --                6.65             (33.50)              1,017
-----------------------------------------------------------------------------
            --                7.08                 --               5,988
            --                7.08                .71               5,749
            --                7.03              32.39               4,865
            --                5.31             (20.51)              2,814
            --                6.68             (33.20)              2,714
-----------------------------------------------------------------------------
            --                7.20                .28              91,720
            --                7.19               1.13              60,006
            --                7.10              32.71              32,003
            --                5.35             (20.27)             18,150
            --                6.71             (32.90)             21,044
-----------------------------------------------------------------------------
            --                7.16                .14              61,077
            --                7.15                .99              51,569
            --                7.08              32.58              42,421
            --                5.34             (20.42)             24,389
            --                6.71             (32.90)             24,072
-----------------------------------------------------------------------------

             %                   %                   %
     RATIO OF EXPENSES   RATIO OF EXPENSES     RATIO OF NET
        TO AVERAGE          TO AVERAGE       INVESTMENT INCOME          %
        NET ASSETS          NET ASSETS          TO AVERAGE          PORTFOLIO
         NET(C)(E)           GROSS(C)        NET ASSETS(C)(E)    TURNOVER RATE(B)
---------------------------------------------------------------------------------
           1.65                1.65                 1.39              140.53
           1.63                1.66                 1.00              131.57
           1.56                1.72                 1.63              187.92
           1.52                1.70                 3.08              163.86
           1.52                1.66                 4.72              260.94
           1.64                1.66                 5.01               92.31
           1.72                1.72                 4.41              177.08
---------------------------------------------------------------------------------
            .90                 .90                 2.16              140.53
            .88                 .91                 1.76              131.57
            .80                 .97                 2.52              187.92
            .77                 .96                 4.04              163.86
            .77                 .91                 5.48              260.94
            .89                 .91                 5.77               92.31
            .97                 .97                 5.05              177.08
---------------------------------------------------------------------------------
            .65                 .65                 2.41              140.53
            .63                 .66                 2.01              131.57
            .56                 .72                 2.70              187.92
            .52                 .71                 4.26              163.86
            .52                 .67                 5.76              260.94
            .64                 .66                 6.00               92.31
            .74                 .74                 5.22              177.08
---------------------------------------------------------------------------------
           2.18                2.29                 (.95)              64.77
           2.25                2.50                (1.53)             134.00
           2.20                2.74                (1.57)             149.76
           2.11                2.82                (1.53)             212.37
           2.17                2.97                (1.32)             169.36
---------------------------------------------------------------------------------
           1.23                1.40                  .05               64.77
           1.36                1.54                 (.65)             134.00
           1.26                1.79                 (.62)             149.76
           1.16                1.87                 (.58)             212.37
           1.29                2.05                 (.45)             169.36
---------------------------------------------------------------------------------
            .89                1.08                  .30               64.77
            .95                1.20                 (.23)             134.00
            .93                1.58                 (.31)             149.76
            .89                1.65                 (.31)             212.37
            .89                1.75                 (.03)             169.36
---------------------------------------------------------------------------------
            .99                1.16                  .27               64.77
           1.09                1.27                 (.38)             134.00
           1.03                1.56                 (.40)             149.76
            .97                1.68                 (.39)             212.37
            .94                1.74                 (.09)             169.36
---------------------------------------------------------------------------------

  See accompanying notes which are an integral part of the financial statements.

                                                       Financial Highlights  159

FRANK RUSSELL INVESTMENT COMPANY
INSTITUTIONAL FUNDS

FINANCIAL HIGHLIGHTS -- FOR THE PERIODS ENDED

For a Share Outstanding Throughout Each Period.

                                                  $                  $                 $               $
                                           NET ASSET VALUE,         NET           NET REALIZED     TOTAL FROM
                                             BEGINNING OF        INVESTMENT      AND UNREALIZED    INVESTMENT
                                                PERIOD        INCOME (LOSS)(A)    GAIN (LOSS)      OPERATIONS
--------------------------------------------------------------------------------------------------------------
SELECT VALUE FUND
Class C
April 30, 2005 *                                 10.15                --(d)             .55            .55
October 31, 2004                                  8.97              (.03)              1.22           1.19
October 31, 2003                                  7.41              (.01)              1.58           1.57
October 31, 2002                                  8.51              (.02)             (1.07)         (1.09)
October 31, 2001 (8)                             10.00                --(d)           (1.48)         (1.48)
--------------------------------------------------------------------------------------------------------------
Class E
April 30, 2005*                                  10.28               .05                .55            .60
October 31, 2004                                  9.05               .05               1.23           1.28
October 31, 2003                                  7.46               .06               1.58           1.64
October 31, 2002                                  8.53               .06              (1.07)         (1.01)
October 31, 2001 (8)                             10.00               .05              (1.48)         (1.43)
--------------------------------------------------------------------------------------------------------------
Class I
April 30, 2005 *                                 10.30               .07                .56            .63
October 31, 2004                                  9.07               .10               1.22           1.32
October 31, 2003                                  7.46               .08               1.61           1.69
October 31, 2002                                  8.54               .08              (1.07)          (.99)
October 31, 2001 (8)                             10.00               .09              (1.48)         (1.39)
--------------------------------------------------------------------------------------------------------------
Class S
April 30, 2005 *                                 10.29               .06                .55            .61
October 31, 2004                                  9.05               .08               1.24           1.32
October 31, 2003                                  7.45               .07               1.60           1.67
October 31, 2002                                  8.53               .07              (1.07)         (1.00)
October 31, 2001 (8)                             10.00               .08              (1.48)         (1.40)
--------------------------------------------------------------------------------------------------------------

                                                  $                 $
                                            DISTRIBUTIONS     DISTRIBUTIONS        $
                                              FROM NET          FROM NET       RETURN OF
                                          INVESTMENT INCOME   REALIZED GAIN     CAPITAL
----------------------------------------------------------------------------------------
SELECT VALUE FUND
Class C
April 30, 2005 *                                (.01)             (.01)             --
October 31, 2004                                (.01)               --              --
October 31, 2003                                (.01)               --              --
October 31, 2002                                (.01)               --              --
October 31, 2001 (8)                            (.01)               --              --
----------------------------------------------------------------------------------------
Class E
April 30, 2005*                                 (.04)             (.01)             --
October 31, 2004                                (.05)               --              --
October 31, 2003                                (.05)               --              --
October 31, 2002                                (.06)               --              --
October 31, 2001 (8)                            (.04)               --              --
----------------------------------------------------------------------------------------
Class I
April 30, 2005 *                                (.06)             (.01)             --
October 31, 2004                                (.09)               --              --
October 31, 2003                                (.08)               --              --
October 31, 2002                                (.09)               --              --
October 31, 2001 (8)                            (.07)               --              --
----------------------------------------------------------------------------------------
Class S
April 30, 2005 *                                (.05)             (.01)             --
October 31, 2004                                (.08)               --              --
October 31, 2003                                (.07)               --              --
October 31, 2002                                (.08)               --              --
October 31, 2001 (8)                            (.07)               --              --
----------------------------------------------------------------------------------------

See accompanying notes which are an integral part of the financial statements.

 160  Financial Highlights

                              $                                     $
           $           NET ASSET VALUE,          %              NET ASSETS
         TOTAL              END OF             TOTAL          END OF PERIOD
     DISTRIBUTIONS          PERIOD           RETURN(B)            (000)
-----------------------------------------------------------------------------
          (.02)             10.68                5.41             20,119
          (.01)             10.15               13.24             16,834
          (.01)              8.97               21.19              9,972
          (.01)              7.41              (12.82)             2,061
          (.01)              8.51              (14.76)             1,844
-----------------------------------------------------------------------------
          (.05)             10.83                5.88             10,080
          (.05)             10.28               14.31              9,167
          (.05)              9.05               22.01              7,778
          (.06)              7.46              (11.86)             3,314
          (.04)              8.53              (14.33)             3,155
-----------------------------------------------------------------------------
          (.07)             10.86                6.14            121,080
          (.09)             10.30               14.77            102,396
          (.08)              9.07               22.60             74,600
          (.09)              7.46              (11.72)            35,169
          (.07)              8.54              (13.92)            28,983
-----------------------------------------------------------------------------
          (.06)             10.84                5.96            194,761
          (.08)             10.29               14.61            173,635
          (.07)              9.05               22.53            128,383
          (.08)              7.45              (11.78)            31,806
          (.07)              8.53              (14.04)            31,288
-----------------------------------------------------------------------------

             %                   %                   %
     RATIO OF EXPENSES   RATIO OF EXPENSES     RATIO OF NET
        TO AVERAGE          TO AVERAGE       INVESTMENT INCOME          %
        NET ASSETS          NET ASSETS          TO AVERAGE          PORTFOLIO
         NET(C)(E)           GROSS(C)        NET ASSETS(C)(E)    TURNOVER RATE(B)
---------------------------------------------------------------------------------
           2.18                2.21                (.07)               42.78
           2.25                2.32                (.31)               96.07
           2.15                2.42                (.12)              105.71
           2.00                2.40                (.27)               92.95
           2.00                2.64                  --                71.75
---------------------------------------------------------------------------------
           1.21                1.31                 .91                42.78
           1.39                1.39                 .55                96.07
           1.21                1.48                 .77               105.71
           1.04                1.43                 .70                92.95
           1.25                1.85                 .76                71.75
---------------------------------------------------------------------------------
            .79                 .90                1.33                42.78
            .95                 .95                1.00                96.07
            .90                1.23                1.12               105.71
            .79                1.22                 .95                92.95
            .79                1.48                1.25                71.75
---------------------------------------------------------------------------------
           1.03                1.10                1.09                42.78
           1.10                1.10                 .84                96.07
           1.01                1.28                1.03               105.71
            .87                1.27                 .86                92.95
            .86                1.50                1.18                71.75
---------------------------------------------------------------------------------

  See accompanying notes which are an integral part of the financial statements.

                                                       Financial Highlights  161

FRANK RUSSELL INVESTMENT COMPANY
INSTITUTIONAL FUNDS

NOTES TO FINANCIAL HIGHLIGHTS -- APRIL 30, 2005 (UNAUDITED)

--------------------------------------------------------------------------------
*     For the six months ended April 30, 2005 (Unaudited).
(1)   For the ten months ended October 31, 2000.
(2)   For the period January 27, 1999 (commencement of sale) to December 31,
      1999.
(3)   For the period February 18, 1999 (commencement of sale) to December 31,
      1999.
(4)   For the period March 3, 1999 (commencement of sale) to December 31, 1999.
(5)   For the period May 14, 1999 (commencement of sale) to December 31, 1999.
(6)   For the period March 29, 2000 (commencement of sale) to October 31, 2000.
(7)   For the period March 30, 2000 (commencement of sale) to October 31, 2000.
(8) For the period January 31, 2001 (commencement of operations) to October 31, 2001.
(a)   Average month-end shares outstanding were used for this calculation.
(b)   Periods less than one year are not annualized.
(c)   The ratios for periods less than one year are annualized.
(d)   Less than $.01 per share.
(e) May reflect amounts waived and/or reimbursed by the investment advisor and for certain funds, custody credit arrangements. The custody credit arrangements had an impact of less than .005%.

See accompanying notes which are an integral part of the financial statements.

 162  Notes to Financial Highlights

FRANK RUSSELL INVESTMENT COMPANY
INSTITUTIONAL FUNDS

NOTES TO FINANCIAL STATEMENTS -- APRIL 30, 2005 (UNAUDITED)

--------------------------------------------------------------------------------
1. ORGANIZATION

   Frank Russell Investment Company (the "Investment Company") is a series investment company with 34 different investment portfolios referred to as Funds. These financial statements report on eleven of these Funds. The Investment Company is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. It is organized and operates as a Massachusetts business trust under an amended and restated master trust agreement dated August 19, 2002. The Investment Company's master trust agreement permits the Board of Trustees to issue an unlimited number of shares of beneficial interest at a $.01 par value per share.

2. SIGNIFICANT ACCOUNTING POLICIES

   The Funds' financial statements are prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP") which require the use of management estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following is a summary of the significant accounting policies consistently followed by each Fund in the preparation of its financial statements.

   Security valuation

   The Funds value portfolio securities according to Board-approved Securities Valuation Procedures, including Market Value Procedures, Fair Value Procedures and Pricing Services. Money market fund securities are priced using the amortized cost method of valuation, as are debt obligation securities maturing within 60 days of the date of purchase, unless the Board determines that amortized cost does not represent market value of short-term debt obligations. The Board has delegated the responsibility for administration of the Securities Valuation Procedures to FRIMCo.

   Ordinarily, the Funds value each portfolio security based on market quotations provided by Pricing Services or alternative pricing services or dealers (when permitted by the Market Value Procedures). Generally, Fund securities are valued at the close of the market on which they are traded as follows:

   - US listed equities; equity and fixed income options: Last sale price; last bid price if no sales;

   - US over-the-counter equities: Official closing price; last bid price if no closing price;

   - Foreign equities: Official closing price, where available, or last sale price; last bid price if no closing price;

   - Listed ADRs/GDRs: Last sale price; last bid price if no sales;

   - Municipal bonds, US bonds, Eurobonds/foreign bonds: Evaluated bid price; broker quote if no evaluated bid price;

   - Futures: Settlement price.

   - Investments in other mutual funds are valued at their net asset value per share, calculated at 4 p.m. Eastern time or as of the close of the NYSE, whichever is earlier.

   - The value of swap agreements are equal to the Funds' obligation (or rights) under swap contracts which will generally be equal to the net amounts to be paid or received under the contracts based upon the relative values of the positions held by each party to the contracts.

   - International equity securities traded on a national securities foreign exchange or an over-the-counter market (foreign or domestic) are valued on the basis of the official closing price, or lacking the official closing price, at the last sale price on the primary exchange on which the security is traded.

   If market quotations are not readily available for a security or if subsequent events suggest that a market quotation is not reliable, the Funds will use the security's fair value, as determined in accordance with the Fair Value Procedures. This generally means that equity securities and fixed income securities listed and traded principally on any national securities exchange are valued on the basis of the last sale price or, lacking any sales, at the closing bid price, on the primary exchange on which the security is traded. The Fair Value Procedures may involve subjective judgments as to the fair value of securities. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Funds' Board of Trustees believes reflects fair value. The use of fair value pricing by a Fund may cause the net asset value of its shares to differ significantly from the net asset value that would

                                              Notes to Financial Statements  163

FRANK RUSSELL INVESTMENT COMPANY
INSTITUTIONAL FUNDS

NOTES TO FINANCIAL STATEMENTS, CONTINUED -- APRIL 30, 2005 (UNAUDITED)

--------------------------------------------------------------------------------

   be calculated using current market values. Fair value pricing could also cause discrepancies between the daily movement of the value of Fund shares and the daily movement of the benchmark index if the index is valued using another pricing method.

   This policy is intended to assure that the Funds' net asset values fairly reflect security values as of the time of pricing. Events or circumstances affecting the values of Fund securities that occur between the closing of the principal markets on which they trade and the time the net asset value of Fund Shares is determined may be reflected in the calculation of net asset values for each applicable Fund when the Funds deem that the particular event or circumstance would materially affect such Fund's net asset value. FRIC Funds that invest primarily in frequently traded exchange listed securities will use fair value pricing in limited circumstances since reliable market quotations will often be readily available. FRIC Funds that invest in foreign securities are likely to use fair value pricing more often since significant events may occur between the close of foreign markets and the time of pricing which would trigger fair value pricing of the foreign securities. FRIC Funds that invest in low rated debt securities are also likely to use fair value pricing more often since the markets in which such securities are traded are generally thinner, more limited and less active than those for higher rated securities. Examples of events that could trigger fair value pricing of one or more securities are: a material market movement (defined in the Fair Value Procedures as the movement by any two of four major US Indexes greater than a certain percentage); a company event such as a material business development, dividend declaration, stock split or rights offering; a material disaster; or an armed conflict.

   Because foreign securities can trade on non-business days, the net asset value of a Fund's portfolio that includes foreign securities may change on days when shareholders will not be able to purchase or redeem fund shares.

   Investment transactions

   Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the basis of specific identified cost incurred by each money manager within a particular Fund.

   Investment income

   Dividend income is recorded net of applicable withholding taxes on the ex-dividend date, except that certain dividends from foreign securities are recorded as soon thereafter as the Funds are informed of the ex-dividend date. Interest income is recorded daily on the accrual basis. All premiums and discounts, including original issue discounts, are amortized/accreted using the interest method.

   Federal income taxes

   Since the Investment Company is a Massachusetts business trust, each Fund is a separate corporate taxpayer and determines its net investment income and capital gains (or losses) and the amounts to be distributed to each Fund's shareholders without regard to the income and capital gains (or losses) of the other Funds.

   It is each Fund's intention to qualify as a regulated investment company and distribute all of its taxable income and capital gains. Therefore, no federal income or excise tax provision was required for the Funds.

   Dividends and distributions to shareholders

   For all Funds, income, dividends and capital gain distributions, if any, are recorded on the ex-dividend date. Dividends are generally declared and paid quarterly for the domestic equity Funds, annually for the international Funds, and monthly for the fixed income Funds. Capital gain distributions are generally declared and paid annually. An additional distribution may be paid by the Funds to avoid imposition of federal income and excise tax on any remaining undistributed capital gains and net investment income.

   The timing and characterization of certain income and capital gain distributions are determined in accordance with federal tax regulations which may differ from GAAP. As a result, net investment income and net realized gain (or loss) on investment and foreign currency-related transactions for a reporting period may differ significantly from distributions during such period. The differences between tax regulations and GAAP primarily relate to investments in options, futures, forward contracts, swap contracts, passive foreign investment companies, foreign-denominated investments, mortgage-backed securities, certain securities sold at a loss and capital loss carryforwards.

 164  Notes to Financial Statements

FRANK RUSSELL INVESTMENT COMPANY
INSTITUTIONAL FUNDS

NOTES TO FINANCIAL STATEMENTS, CONTINUED -- APRIL 30, 2005 (UNAUDITED)

--------------------------------------------------------------------------------

   Expenses

   The Funds will pay their own expenses other than those expressly assumed by Frank Russell Investment Management Company ("FRIMCo" or "Advisor"). Most expenses can be directly attributed to the individual Funds. Expenses which cannot be directly attributed to a specific Fund are allocated among all Funds principally based on their relative net assets.

   Class Allocation

   The Funds presented herein offer the following classes of shares: Class C, Class E, Class I, Class S and Class Y. All share classes have identical voting, dividend, liquidation and other rights and the same terms and conditions. The separate classes of shares differ principally in the applicable distribution fees and shareholder servicing fees. Shareholders of each class bear certain expenses that pertain to that particular class. Realized and unrealized gains (losses), net investment income, and expenses with the exception of class level expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class.

   Foreign currency translations

   The books and records of the Funds are maintained in US dollars. Foreign currency amounts and transactions of the Funds are translated into US dollars on the following basis:

   (a) Market value of investment securities, other assets and liabilities at the closing rate of exchange on the valuation date.

   (b) Purchases and sales of investment securities and income at the closing rate of exchange prevailing on the respective trade dates of such transactions.

   Reported net realized gains or losses from foreign currency-related transactions arise from: sales and maturities of short-term securities; sales of foreign currencies; currency gains or losses realized between the trade and settlement dates on securities transactions; the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds' books and the US dollar equivalent of the amounts actually received or paid. Net unrealized gains or losses from foreign currency-related transactions arise from changes in the value of assets and liabilities, other than investments in securities, at year-end, as a result of changes in the exchange rates.

   The Funds do not isolate that portion of the results of operations of the Funds that arises as a result of changes in exchange rates from that portion that arises from changes in market prices of investments during the year. Such fluctuations are included with the net realized and unrealized gain or loss from investments. However, for federal income tax purposes the Funds do isolate the effects of changes in foreign exchange rates from the fluctuations arising from changes in market prices for realized gain (or loss) on debt obligations.

   Capital Gains Taxes

   The Emerging Markets Fund may be subject to capital gains taxes and repatriation taxes imposed by certain countries in which they invest. The Funds have recorded a deferred tax liability in respect of unrealized appreciation on foreign securities for potential capital gains and repatriation taxes at April 30, 2005. The accrual for capital gains and repatriation taxes is included in net unrealized appreciation (depreciation) on investments in the Statement of Asset and Liabilities for the Funds. The amounts related to capital gains taxes are included in net realized gain
   (loss) on investments in the Statements of Operations for the Funds.

                   FUNDS                  DEFERRED TAX LIABILITY   CAPITAL GAINS TAXES
   -----------------------------------------------------------------------------------
   International Fund                      $                --     $            99,094
   Emerging Markets Fund                             1,076,405                 260,330

   Derivatives

   To the extent permitted by the investment objectives, restrictions and policies set forth in the Funds' Prospectus and Statement of Additional Information, the Funds may participate in various derivative-based transactions. Derivative securities are instruments or agreements whose value is derived from an underlying security or index. They include options, futures, swaps, swaptions, forwards, structured notes and stripped securities. These instruments offer unique characteristics that assist the Funds in meeting their investment strategies.

                                              Notes to Financial Statements  165

FRANK RUSSELL INVESTMENT COMPANY
INSTITUTIONAL FUNDS

NOTES TO FINANCIAL STATEMENTS, CONTINUED -- APRIL 30, 2005 (UNAUDITED)

--------------------------------------------------------------------------------

   The Funds typically use derivatives in two ways: hedging and return enhancement. The Funds may use a hedging strategy for their cash reserves to achieve a strategy of being fully invested by exposing those reserves to the performance of appropriate markets by purchasing equity or fixed income securities, as appropriate, and/or derivatives. Hedging is also used by some Funds to limit or control risks, such as adverse movements in exchange rates and interest rates. Return enhancement can be accomplished through the use of derivatives in a Fund. By purchasing certain instruments, Funds may more effectively achieve the desired portfolio characteristics that assist them in meeting their investment objectives. Depending on how the derivatives are structured and utilized, the risks associated with them may vary widely. These risks are generally categorized as market risk, liquidity risk and counterparty or credit risk.

   Foreign currency exchange contracts

   In connection with portfolio purchases and sales of securities denominated in a foreign currency, certain Funds may enter into foreign currency exchange spot contracts and forward foreign currency exchange contracts ("contracts"). The International Fund may enter into foreign currency forward overlays on liquidity reserve balances. Additionally, from time to time the International, Emerging Markets, Short Duration Bond, Fixed Income I and Fixed Income III Funds may enter into contracts to hedge certain foreign currency-denominated assets. Contracts are recorded at market value. Certain risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and are generally limited to the amount of unrealized gain on the contracts, if any, that are recognized in the Statement of Assets and Liabilities. Realized gains or losses arising from such transactions are included in net realized gain (or loss) from foreign currency-related transactions. Open contracts at April 30, 2005, are presented on the Schedule of Investments for the applicable Funds.

   Forward commitments

   The Funds may contract to purchase securities for a fixed price at a future date beyond customary settlement time (not to exceed 120 days) consistent with a Fund's ability to manage its investment portfolio and meet redemption requests. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The Funds may dispose of a forward commitment transaction prior to settlement if it is appropriate to do so and realize short-term gains (or losses) upon such sale. When effecting such transactions, cash or liquid high-grade debt obligations of the Fund in a dollar amount sufficient to make payment for the portfolio securities to be purchased will be segregated on the Fund's records at the trade date and maintained until the transaction is settled. A forward commitment transaction involves a risk of loss if the value of the security to be purchased declines prior to the settlement date or the other party to the transaction fails to complete the transaction.

   Options

   The Funds may purchase and sell (write) call and put options on securities and securities indices, provided such options are traded on a national securities exchange or in an over-the-counter market. The Funds may also purchase and sell call and put options on foreign currencies. The domestic equity Funds may utilize options to equitize liquidity reserve balances.

   When a Fund writes a covered call or a put option, an amount equal to the premium received by the Fund is included in the Fund's Statement of Assets and Liabilities as an asset and as an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. The Fund receives a premium on the sale of a call option but gives up the opportunity to profit from any increase in stock value above the exercise price of the option, and when the Fund writes a put option it is exposed to a decline in the price of the underlying security.

   Whether an option which the Fund has written expires on its stipulated expiration date or the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss, if the cost of a closing purchase transaction exceeds the premium received when the option was sold) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a call option which the Fund has written is exercised, the Fund realizes a capital gain or loss from the sale of the underlying security, and the proceeds from such sale are increased by the premium originally received. When a put option which a Fund has written is exercised, the amount of the premium originally received will reduce the cost of the security which a Fund purchases upon exercise of the option. Realized gains (losses) on purchased options are included in net realized gain (loss) from investments.

   The Funds' use of written options involves, to varying degrees, elements of market risk in excess of the amount recognized in the Statement of Assets and Liabilities. The face or contract amounts of these instruments reflect the extent of the Funds' exposure

 166  Notes to Financial Statements

FRANK RUSSELL INVESTMENT COMPANY
INSTITUTIONAL FUNDS

NOTES TO FINANCIAL STATEMENTS, CONTINUED -- APRIL 30, 2005 (UNAUDITED)

--------------------------------------------------------------------------------

   to market risk. The risks may be caused by an imperfect correlation between movements in the price of the instrument and the price of the underlying securities and interest rates.

   Futures Contracts

   The Funds presented herein may invest in futures contracts (i.e., interest rate, foreign currency and index futures contracts) to a limited extent. The face or contract amounts of these instruments reflect the extent of the Funds' exposure to off balance sheet risk. The primary risks associated with the use of futures contracts are an imperfect correlation between the change in market value of the securities held by the Fund and the prices of futures contracts and the possibility of an illiquid market. Upon entering into a futures contract, the Funds are required to deposit with a broker an amount, termed the initial margin, which typically represents 5% of the purchase price indicated in the futures contract. Payments to and from the broker, known as variation margin, are required to be made on a daily basis as the price of the futures contract fluctuates. Changes in initial settlement value are accounted for as unrealized appreciation (depreciation) until the contracts are terminated, at which time realized gains and losses are recognized.

   Index Swap Agreements

   The Funds may enter into swap agreements as an additional hedging strategy for cash reserves held by those Funds or to effect investment transactions consistent with these Funds' investment objectives and strategies. Swap agreements are two party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard swap transaction, the two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular investments or instruments. The returns to be exchanged between the parties are calculated with respect to a "notional amount" (i.e. a specified dollar amount that is hypothetically invested in a "basket" of securities representing a particular index). Amounts paid to and received from the swap counterparties representing capital appreciation and depreciation on the underlying securities and accrued interest expense and interest income are recorded as net realized gain (loss). The Fund is exposed to credit risk in the event of non-performance by the swap counterparties; however, the Fund does not anticipate non-performance by the counterparties.

   Swap Agreements

   The Short Duration Bond, Fixed Income I and Fixed Income III Funds may enter into swap agreements, on either an asset-based or liability-based basis, depending on whether they are hedging their assets or their liabilities, and will usually enter into swaps on a net basis, i.e., the two payment streams are netted out, with the Funds receiving or paying, as the case may be, only the net amount of the two payments. When a Fund engages in a swap, it exchanges its obligations to pay or rights to receive payments for the obligations or rights to receive payments of another party (i.e., an exchange of floating rate payments for fixed rate payments).

   The Fund may enter into several different types of agreements including interest rate, credit default and currency swaps. Interest rate swaps are a counterparty agreement and can be customized to meet each parties needs and involves the exchange of a fixed payment per period for a payment that is not fixed. Currency swaps are an agreement where two parties exchange specified amounts of different currencies which are followed by a series of interest payments that are exchanged based on the principal cash flow. At maturity the principal amounts are exchanged back. Credit default swaps are a counterparty agreement which allows the transfer of third party credit risk (the possibility that a issuer will default on their obligation by failing to pay principal or interest in a timely manner ) from one party to another. The lender faces the credit risk from a third party and the counterparty in the swap agrees to insure this risk in exchange for regular periodic payments.

   The Fund expects to enter into these transactions primarily to preserve a return or spread on a particular investment or portion of their portfolios or to protect against any increase in the price of securities they anticipate purchasing at a later date. The net amount of the excess, if any, of the Funds' obligations over their entitlements with respect to each swap will be accrued on a daily basis and an amount of cash or liquid high-grade debt securities having an aggregate net asset value at least equal to the accrued excess will be maintained in a segregated account by the Funds' custodian. To the extent that the Funds enter into swaps on other than a net basis, the amount maintained in a segregated account will be the full amount of the Funds' obligations, if any, with respect to such interest rate swaps, accrued on a daily basis. If there is a default by the other party to such a transaction, the Funds will have contractual remedies pursuant to the agreement related to the transaction. The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid.

                                              Notes to Financial Statements  167

FRANK RUSSELL INVESTMENT COMPANY
INSTITUTIONAL FUNDS

NOTES TO FINANCIAL STATEMENTS, CONTINUED -- APRIL 30, 2005 (UNAUDITED)

--------------------------------------------------------------------------------

   Investments in emerging markets

   Investing in emerging markets may involve special risks and considerations for the Emerging Markets Fund not typically associated with investing in the United States markets. These risks include revaluation of currencies, high rates of inflation, repatriation, restrictions on income and capital, and future adverse political and economic developments. Moreover, securities issued in these markets may be less liquid, subject to government ownership controls, delayed settlements, and their prices may be more volatile than those of comparable securities in the United States.

   Guarantees

   In the normal course of business the Funds enter into contracts that contain a variety of representations which provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds expect the risk of loss to be remote.

3. INVESTMENT TRANSACTIONS

   Securities

   During the period ended April 30, 2005, purchases and sales of investment securities (excluding US Government and Agency obligations, short-term investments, options, futures and repurchase agreements) were as follows:

        FUNDS               PURCHASES               SALES
----------------------------------------------------------------
Equity I               $       576,250,396   $       460,566,951
Equity II                      758,494,714           815,481,935
Equity Q                       999,579,345         1,037,941,605
International                  769,287,496           707,484,863
Fixed Income I                 634,270,345           688,661,895
Fixed Income III               218,084,058           186,300,045

----------------------------------------------------------------
        FUNDS               PURCHASES               SALES
Emerging Markets       $       310,186,957   $       277,335,501
Real Estate
  Securities                   484,499,646           419,846,878
Short Duration Bond            994,798,055           995,428,992
Select Growth                  130,784,827            90,774,972
Select Value                   161,776,019           134,730,829

   Purchases and sales of US Government and Agency obligations (excluding short-term investments, options, futures and repurchase agreements) were as follows:

            FUNDS                PURCHASES               SALES
   ------------------------------------------------------------------
   Fixed Income I           $       726,231,200   $       754,645,393
   Fixed Income III                 310,229,323           238,403,499
   Short Duration Bond              266,800,748           255,861,555

   Written Options Contracts

   Fund transactions in written options contracts for the period ended April 30, 2005 were as follows:

                                                       INTERNATIONAL                                 FIXED INCOME I
                                              NUMBER OF              PREMIUMS               NUMBER OF              PREMIUMS
                                              CONTRACTS              RECEIVED               CONTRACTS              RECEIVED
   ------------------------------------------------------------------------------------------------------------------------------
   Outstanding October 31, 2004                          342    $         2,970,126                    206    $           130,230
   Opened                                              1,970             15,514,384                    560                219,676
   Closed                                             (1,979)           (16,662,558)                   (38)               (19,654)
   Expired                                                --                     --                   (459)              (209,398)
                                         -------------------    -------------------    -------------------    -------------------
   Outstanding April 30, 2005                            333    $         1,821,952                    269    $           120,854
                                         ===================    ===================    ===================    ===================

 168  Notes to Financial Statements

FRANK RUSSELL INVESTMENT COMPANY
INSTITUTIONAL FUNDS

NOTES TO FINANCIAL STATEMENTS, CONTINUED -- APRIL 30, 2005 (UNAUDITED)

--------------------------------------------------------------------------------

                                                      FIXED INCOME III                              EMERGING MARKETS
                                              NUMBER OF              PREMIUMS               NUMBER OF              PREMIUMS
                                              CONTRACTS              RECEIVED               CONTRACTS              RECEIVED
   ------------------------------------------------------------------------------------------------------------------------------
   Outstanding October 31, 2004                          156    $            94,089                    461    $         1,319,478
   Opened                                                372                131,880                  1,087              2,425,523
   Closed                                                 --                     --                 (1,167)            (2,773,980)
   Expired                                              (345)              (154,146)                    --                     --
                                         -------------------    -------------------    -------------------    -------------------
   Outstanding April 30, 2005                            183    $            71,823                    381    $           971,021
                                         ===================    ===================    ===================    ===================

                                                         SHORT DURATION BOND
                                                   NUMBER OF              PREMIUMS
                                                   CONTRACTS              RECEIVED
   -------------------------------------------------------------------------------------
   Outstanding October 31, 2004                                12    $            13,167
   Opened                                                      10                  3,009
   Closed                                                     (12)               (13,167)
   Expired                                                     --                     --
                                              -------------------    -------------------
   Outstanding April 30, 2005                                  10    $             3,009
                                              ===================    ===================

   Securities Lending

   The Investment Company has a securities lending program whereby each Fund can loan securities with a value up to 33 1/3% of its total assets to certain brokers. The Fund receives cash (US currency), US Government or US Government agency obligations as collateral against the loaned securities. To the extent that a loan is collateralized by cash, such collateral shall be invested by the securities lending agent, State Street Bank and Trust Company ("State Street") in short-term instruments, money market mutual funds, and such other short-term investments, provided the investments meet certain quality and diversification requirements. Cash collateral invested in money market funds is included in the Schedules of Investments. The collateral received is recorded on the Fund's statement of assets and liabilities along with the related obligation to return the collateral.

   Income generated from the investment of cash collateral, less negotiated rebate fees paid to participating brokers and transaction costs, is divided between the Fund and State Street and is recorded as income for the Fund. To the extent that a loan is secured by non-cash collateral, brokers pay the Fund negotiated lenders' fees, which are divided between the Fund and State Street and are recorded as securities lending income for the Fund. All collateral received will be in an amount at least equal to 102% (for loans of US securities) or 105% (for non-US securities) of the market value of the loaned securities at the inception of each loan. The market value of the loaned securities is determined at the close of business of the Funds and any additional required collateral is delivered to the Fund the next day. Should the borrower of the securities fail financially, there is a risk of delay in recovery of the securities or loss of rights in the collateral. Consequently, loans are made only to borrowers which are deemed to be of good financial standing. As of April 30, 2005, the value of outstanding securities on loan and the value of collateral amounted to as follows:

                            VALUE OF              VALUE OF
        FUNDS          SECURITIES ON LOAN      CASH COLLATERAL
----------------------------------------------------------------
Equity I               $        32,921,527   $        33,566,888
Equity II                      149,565,218           152,986,589
Equity Q                        29,966,747            30,607,255
International                  403,787,479           425,058,417
Fixed Income I                  60,695,136            62,130,591
Fixed Income III               117,330,157           119,968,912

----------------------------------------------------------------
                            VALUE OF              VALUE OF
        FUNDS          SECURITIES ON LOAN      CASH COLLATERAL
Emerging Markets       $        12,474,787   $        12,683,965
Real Estate
   Securities                   96,850,817            97,691,823
Short Duration Bond              1,560,708             1,600,505
Select Growth                    7,730,686             8,005,150
Select Value                    16,798,378            17,086,666

                                              Notes to Financial Statements  169

FRANK RUSSELL INVESTMENT COMPANY
INSTITUTIONAL FUNDS

NOTES TO FINANCIAL STATEMENTS, CONTINUED -- APRIL 30, 2005 (UNAUDITED)

--------------------------------------------------------------------------------

   As of April 30, 2005, the cash collateral received for the securities on loan are invested as follows:

                                                STATE STREET
                                             SECURITIES LENDING
        FUNDS           FRIC MONEY MARKET       QUALITY TRUST
----------------------------------------------------------------
Equity I               $         8,087,084   $        25,479,804
Equity II                       36,858,211           116,128,378
Equity Q                         7,374,036            23,233,218
International                  102,406,969           322,651,448
Fixed Income I                  14,968,779            47,161,812
Fixed Income III                28,903,445            91,065,467

----------------------------------------------------------------
                                                STATE STREET
                                             SECURITIES LENDING
        FUNDS           FRIC MONEY MARKET       QUALITY TRUST
Emerging Markets       $         3,055,877   $         9,628,088
Real Estate
   Securities                   23,536,350            74,155,474
Short Duration Bond                385,601             1,214,904
Select Growth                    1,928,636             6,076,513
Select Value                     4,116,596            12,970,070

   As of April 30, 2005, the non-cash collateral received for the securities on loan in the following funds was:

                                          NON-CASH COLLATERAL          NON-CASH COLLATERAL
                   FUNDS                         VALUE                       HOLDING
   ----------------------------------------------------------------------------------------------
   Equity II                              $            18,752    Pool of US Government securities
   International                          $           564,128    Pool of US Government securities

4. RELATED PARTIES

   Advisor and Administrator

   FRIMCo advises and administers all of the Funds which comprise the Investment Company. FRIMCo is a wholly-owned subsidiary of Frank Russell Company (a subsidiary of The Northwestern Mutual Life Insurance Company). Frank Russell Company provides consulting and money manager evaluation services to FRIMCo.

   The Funds are permitted to invest their cash reserves (i.e., cash awaiting investment or cash held to meet redemption requests or to pay expenses), and a portion of the collateral received from the Investment Company's securities lending program in the Frank Russell Investment Company Money Market Fund (a series of the Investment Company not presented herein). As of April 30, 2005, $637,981,708 of the Money Market Fund's net assets represents investments by the Funds presented herein, and $1,020,352,391 represents the investments of other FRIC Funds not presented herein.

   The advisory and administrative fees are based upon the average daily net assets of each Fund and the rates specified in the table below. The advisory and administrative fees are payable monthly and total $31,380,395 and $2,526,380 respectively, for the period ended April 30, 2005.

                                       ANNUAL RATE
           FUNDS                ADVISOR       ADMINISTRATOR
------------------------------------------------------------
Equity I                           .55%             .05%
Equity II                          .70              .05
Equity Q                           .55              .05
International                      .70              .05
Fixed Income I                     .25              .05
Fixed Income III                   .50              .05

------------------------------------------------------------
                                       ANNUAL RATE
           FUNDS                ADVISOR       ADMINISTRATOR
Emerging Markets                  1.15%             .05%
Real Estate Securities             .80              .05
Short Duration Bond                .45              .05
Select Growth                      .80              .05
Select Value                       .70              .05

   For the Equity I, Equity II, Equity Q, International, Fixed Income I and Fixed Income III Funds, FRIMCo has contractually agreed to waive 0.02% of its administrative fees. The total amount of the waiver for the period ended April 30, 2005 was $642,321.

   For the Select Growth Fund, FRIMCo has contractually agreed to waive, at least until February 28, 2006, up to the full amount of its transfer agency fees, administrative fees, and advisory fees to the extent that expenses for Class C, Class E, Class I and Class S exceed 2.25%, 1.40%, 0.95% and 1.15%, respectively, of the average daily net assets of each such class on an annual basis. If a waiver of advisory or administrative fees is required for any class of shares of the Fund, advisory or administrative fees will be waived equally across all classes of the Fund. This may result in a waiver amount that is greater than what is required to reduce total net operating expense for Class C, Class E, Class I and Class S to 2.25%, 1.40%, 0.95% and 1.15%, respectively. The total amount of the waiver for the period ended April 30, 2005 was $71,269. There were no reimbursements

 170  Notes to Financial Statements

FRANK RUSSELL INVESTMENT COMPANY
INSTITUTIONAL FUNDS

NOTES TO FINANCIAL STATEMENTS, CONTINUED -- APRIL 30, 2005 (UNAUDITED)

--------------------------------------------------------------------------------

   for the period ended April 30, 2005. The expense ratio for the Select Growth Fund was less than its expense cap for the period ended April 30, 2005 due to a one-time expense reimbursement from the Advisor during the period.

   For the Select Value Fund, FRIMCo has contractually agreed to waive, at least until February 28, 2006, up to the full amount of its transfer agency fees, administrative fees, and advisory fees to the extent that expenses for Class C, Class E, Class I and Class S exceed 2.25%, 1.40%, 0.95% and 1.15%, respectively, of the average daily net assets of each such class on an annual basis. If a waiver of advisory or administrative fees is required for any class of shares of the Fund, advisory or administrative fees will be waived equally across all classes of the Fund. This may result in a waiver amount that is greater than what is required to reduce total net operating expense for Class C, Class E, Class I and Class S to 2.25%, 1.40%, 0.95% and 1.15%, respectively. There were no waivers or reimbursements for the period ended April 30, 2005.

   The Advisor does not have the ability to recover amounts waived or reimbursed from previous periods.

   The Advisor reimbursed certain Funds for amounts previously paid by those Funds to Russell/Mellon Analytical Services for analytical services received. The amounts of the reimbursement for the period ended April 30, 2005 were:

                                           REIMBURSEMENT
                 FUNDS                         AMOUNT
----------------------------------------------------------
Equity I                                  $        138,930
Equity II                                          100,543
Equity Q                                            51,392
International                                      259,457

                                           REIMBURSEMENT
                 FUNDS                         AMOUNT
----------------------------------------------------------
Emerging Markets                          $        132,307
Real Estate Securities                               9,951
Select Growth                                       56,745
Select Value                                       124,522

   Special Service Charge

   A special servicing agreement was entered into in February 1999 by the Advisor and has been approved annually by the Funds' Board of Trustees. The special servicing agreement is between the Fund of Funds (a group of nine LifePoints Funds and the Tax-Managed Global Equity Fund which invest in a combination of Class S shares of the Investment Company's portfolios) and the Funds listed below, the "Underlying Funds," in which the Fund of Funds invest. In accordance with the special services agreement, expenses from the operation of the Fund of Funds are borne by the Underlying Funds based on each Underlying Fund's proportionate share of assets owned by the Fund of Funds. No Underlying Funds will be charged expenses that exceed the estimated savings to each respective Underlying Fund. These estimated savings appear in the form of reduced transfer agent costs resulting from the elimination of separate shareholder accounts which either currently are or have potential to be invested in the Underlying Funds. Rather than having each investor open a shareholder account to invest individually in the Underlying Funds, the Fund of Funds act as omnibus accounts combining thousands of individual shareholder accounts into a single account. This benefits the Underlying Funds, by reducing the number of shareholder accounts that need to be maintained, and by the omnibus accounts' netting out the trades of individual shareholders to a point where the Fund of Funds only execute one trade each day with each Underlying Fund. In the event that the financial benefits to the Underlying Funds do not exceed aggregate expenses of any Fund of Fund, the Advisor will reimburse the respective Underlying Funds. The Advisor does not have the ability to recover amounts reimbursed from previous periods. These arrangements will be discontinued on July 1, 2005. However, the Advisor will enter into a new arrangement to waive or reimburse certain direct expenses of the Fund of Funds and it is not expected that the expense ratios of the Fund of Funds will increase as a result of the discontinuation of the current arrangement.

   For the period ended April 30, 2005, the special servicing expense charged to the Underlying Funds amounted to:

                                               AMOUNT
             UNDERLYING FUNDS                   PAID
   -------------------------------------------------------
   Emerging Markets                       $        144,029
   Real Estate Securities                          247,370
   Short Duration Bond                             382,093

                                              Notes to Financial Statements  171

FRANK RUSSELL INVESTMENT COMPANY
INSTITUTIONAL FUNDS

NOTES TO FINANCIAL STATEMENTS, CONTINUED -- APRIL 30, 2005 (UNAUDITED)

--------------------------------------------------------------------------------

   For the period ended April 30, 2005, the Advisor reimbursement to the Underlying Funds amounted to:

                                               AMOUNT
             UNDERLYING FUNDS                   PAID
   -------------------------------------------------------
   Emerging Markets                       $          1,068
   Real Estate Securities                            2,158
   Short Duration Bond                               3,593

   Custodian

   The Funds have entered into arrangements with their Custodian whereby custody credits realized as a result of uninvested cash balances were used to reduce a portion of the Fund's expenses. During the period ended April 30, 2005, the Fund's custodian fees were reduced by the following amounts under these arrangements:

                                           CUSTODY CREDIT
                  FUNDS                        AMOUNT
---------------------------------------------------------
Equity I                                   $          336
Equity II                                             777
Equity Q                                              719
International                                         649
Fixed Income I                                      5,797
Fixed Income III                                    3,056

                                           CUSTODY CREDIT
                  FUNDS                        AMOUNT
---------------------------------------------------------
Emerging Markets                           $          685
Real Estate Securities                                244
Short Duration Bond                                 3,987
Select Growth                                         262
Select Value                                          274

   Transfer agent
   The Investment Company has a contract with FRIMCo to provide transfer agent services to the Funds. Total fees for the Funds reported herein for the period ended April 30, 2005 were $3,426,558.

   In addition, FRIMCo has contractually agreed to waive, at least until February 28, 2006, a portion of its transfer agency fees for certain Funds. The total transfer agent fee waivers for the period ended April 30, 2005 were as follows:

                                                    TA FEE
                     FUNDS                      WAIVER AMOUNT
   ------------------------------------------------------------
   Select Growth                               $         24,608

   The Advisor paid the following amounts to certain Funds with respect to referral fees received:

                                               AMOUNT
                  FUNDS                         PAID
---------------------------------------------------------
Equity I                                   $       10,307
Equity II                                          25,073
Equity Q                                           12,438
International                                      12,262
Fixed Income I                                      4,268
Fixed Income III                                    5,583

                                               AMOUNT
                  FUNDS                         PAID
---------------------------------------------------------
Emerging Markets                           $       26,082
Real Estate Securities                             34,883
Short Duration Bond                                13,305
Select Growth                                       3,524
Select Value                                        8,513

   Distributor and Shareholder Servicing

   The Investment Company has a Distribution Plan pursuant to Rule 12b-1 (the "Plan") under the 1940 Act. Under this Plan, the Investment Company is authorized to make payments to Russell Fund Distributors, Inc. (the "Distributor"), a wholly-owned subsidiary of FRIMCo, or any Selling Agents, as defined in the Plan, for sales support services provided and related expenses incurred which were primarily intended to result in the sale of the Class C shares subject to the Distribution Plan. The 12b-1 distribution payments shall not exceed 0.75% of the average daily net assets of a Fund's Class C shares on an annual basis.

   In addition, the Investment Company has adopted a Shareholder Services Plan (the "Services Plan") under which the Funds may make payments to the Distributor or any Servicing Agent for any activities or expenses primarily intended to assist, support or service the Servicing Agents' clients who beneficially own Class C or Class E shares of the Funds. The shareholder servicing payments shall not exceed 0.25% of the average daily net assets of a Fund's Class C and Class E shares on an annual basis.

 172  Notes to Financial Statements

FRANK RUSSELL INVESTMENT COMPANY
INSTITUTIONAL FUNDS

NOTES TO FINANCIAL STATEMENTS, CONTINUED -- APRIL 30, 2005 (UNAUDITED)

--------------------------------------------------------------------------------

   Pursuant to the rules of the National Association of Securities Dealers, Inc. ("NASD"), the asset-based sales charges on Shares of the Funds may not exceed 6.25% of total gross sales, subject to certain exclusions. This 6.25% limitation is imposed at the class level of each Fund rather than on a per shareholder basis. Therefore, long-term shareholders may pay more than the economic equivalent of the maximum sales charges permitted by the NASD.

   Brokerage commissions

   The Funds will effect transactions through Frank Russell Securities, Inc. ("FRS") and its global network of correspondent brokers. FRS is an affiliate of FRIMCo. Trades placed through FRS and its correspondents are used to obtain either research services for FRIMCo, to assist it in its capacity as a manager of managers, to generate commission rebates to the Funds on whose behalf the trades were made or to manage trading associated with changes in managers, rebalancing across existing managers, cash flows and other portfolio transitions. For purposes of trading to obtain research services for FRIMCo or to generate commission rebates to the Funds, the Funds' money managers are requested to and FRIMCo may, with respect to transactions it places, effect transactions with or through FRS or other brokers and its correspondents or other brokers only to the extent that the Funds will receive competitive execution, price and commissions. Research services provided to FRIMCo by FRS or other brokers include performance measurement statistics, fund analytics systems and market monitoring systems. Research services will be obtained from unaffiliated third parties at market rates. Research provided to FRIMCo will benefit the particular Funds generating the trading activity and may also benefit other Funds within FRIC and other funds and clients managed or advised by FRIMCo or its affiliates. Similarly, the Funds will benefit from research provided with respect to trading by those other funds and clients. In some cases, research may also be provided by non-affiliated brokers.

   FRS or other brokers may also rebate to the Funds a portion of commissions earned on certain trading by the Funds through FRS and its correspondents in the form of commission recapture. Commission recapture is paid solely to those Funds generating the applicable trades. Commission recapture is generated on the instructions of the Soft Dollar Committee once FRIMCo's research budget has been met. For the period ended April 30, 2005, there was no commission recapture for the Funds.

   FRS retains a portion of all commissions generated, regardless of whether the trades were used to provide research services to FRIMCo or commission recapture to the Funds. Trades through FRS for transition services and manager funding (i.e. brokerage arrangements designed to reduce costs and optimize performance during the transition of Fund assets upon the hiring, termination or additional funding of a money manager) and are at ordinary and customary commission rates and do not result in commission rebates or accrued credits for the procurement of research related services.

   Amounts retained by Frank Russell Securities, Inc. for the period ended April 30, 2005 were as follows:

                  FUNDS                         AMOUNT
----------------------------------------------------------
Equity I                                    $       56,685
Equity II                                           23,365
Equity Q                                             2,561
International                                       88,430

                  FUNDS                         AMOUNT
----------------------------------------------------------
Emerging Markets                            $       23,635
Real Estate Securities                              15,415
Select Growth                                       14,525
Select Value                                        18,801

   Additionally, the Funds paid brokerage commissions to non-affiliated brokers who provided brokerage and research services to the Advisor.

   Accrued fees payable to affiliates as of April 30, 2005 were as follows:

                                                                                                FIXED           FIXED
                              EQUITY I       EQUITY II        EQUITY Q      INTERNATIONAL      INCOME I       INCOME III
   ----------------------------------------------------------------------------------------------------------------------
   Advisory fees            $    435,899    $    510,389    $    631,616    $    922,120     $    240,102    $    212,903
   Administration fees            23,753          21,871          34,439          39,497           28,780          12,774
   Analytic services                 107              --              15              90               --              --
   Distribution fees                  --              --              --              --               --              --
   Shareholder servicing
      fees                         7,102          16,966          10,223           9,044            5,933           1,615
   Transfer agent fees           123,065         220,438         148,355         137,317           70,842          67,592
   Trustee fees                    2,223           3,048           3,989           3,312            3,526             668
                            ------------    ------------    ------------    ------------     ------------    ------------
                            $    592,149    $    772,712    $    828,637    $  1,111,380     $    349,183    $    295,552
                            ============    ============    ============    ============     ============    ============

                            EMERGING
                            MARKETS
   -----------------------------------
   Advisory fees          $    662,282
   Administration fees          29,135
   Analytic services                48
   Distribution fees            16,440
   Shareholder servicing
      fees                       8,700
   Transfer agent fees         229,649
   Trustee fees                    473
                          ------------
                          $    946,727
                          ============

                                              Notes to Financial Statements  173

FRANK RUSSELL INVESTMENT COMPANY
INSTITUTIONAL FUNDS

NOTES TO FINANCIAL STATEMENTS, CONTINUED -- APRIL 30, 2005 (UNAUDITED)

--------------------------------------------------------------------------------

                                                                       SHORT
                                             REAL ESTATE             DURATION                SELECT                 SELECT
                                             SECURITIES                BOND                  GROWTH                  VALUE
   ------------------------------------------------------------------------------------------------------------------------------
   Advisory fees                         $           896,839    $           446,457    $           107,235    $           194,760
   Administration fees                                56,297                 50,624                  6,675                 13,901
   Analytic services                                      52                     --                    327                     --
   Distribution fees                                  42,346                 20,041                  4,516                 12,105
   Shareholder servicing fees                         20,883                 11,592                  2,729                  6,106
   Transfer agent fees                               463,323                173,533                 25,585                154,814
   Trustee fees                                        2,608                  7,798                     99                    448
                                         -------------------    -------------------    -------------------    -------------------
                                         $         1,482,348    $           710,045    $           147,166    $           382,134
                                         ===================    ===================    ===================    ===================

   Board of Trustees

   The Russell Fund Complex consists of Frank Russell Investment Company ("FRIC"), which has 34 Funds, and Russell Investment Funds ("RIF"), which has five Funds. Each of the Trustees is a Trustee for both FRIC and RIF. During the period the Russell Fund Complex paid each of its Trustees not affiliated with FRIMCo a retainer of $52,000 per year, $5,000 for each regular quarterly meeting attended in person, $2,000 for each special meeting attended in person, and $2,000 for each Audit Committee meeting or Nominating and Governance Committee meeting or any other committee meeting established and approved by the Board that is attended in person. Each Trustee receives a $500 fee for attending the meetings (quarterly, special, committee) by phone instead of receiving the full fee had the member attended in person. Trustees' out of pocket expenses are also paid by the Russell Fund Complex. During the period, the Lead Trustee was paid a fee of $10,000 per year. The Audit Committee Chair was paid a fee of $12,000 per year and the Nominating and Governance Committee Chair was paid a fee of $6,000 per year.

5. FEDERAL INCOME TAXES

   At October 31, 2004, the following Funds had net tax basis capital loss carryforwards which may be applied against any net realized taxable gains in each succeeding year or until their respective expiration dates, whichever occurs first. Available capital loss carryforwards and expiration dates are as follows:

                   FUNDS                      10/31/07           10/31/08           10/31/09           10/31/10
   ----------------------------------------------------------------------------------------------------------------
   Equity I                               $             --   $             --   $             --   $     29,820,988
   Equity II                                            --                 --                 --                 --
   Equity Q                                             --                 --                 --         37,252,062
   International                                        --                 --                 --        133,121,394
   Emerging Markets                                                                   55,313,580         24,430,000
   Real Estate Securities                               --                 --                 --                 --
   Short Duration Bond                                  --                 --                 --                 --
   Select Growth                                        --                 --         10,693,422         14,206,106
   Select Value                                 13,798,385            451,724          2,362,680            362,611

                   FUNDS                      10/31/11           10/31/12            TOTALS
   ---------------------------------------------------------------------------------------------
   Equity I                               $             --   $             --   $     29,820,988
   Equity II                                            --                 --                 --
   Equity Q                                     50,946,922                 --         88,198,984
   International                                26,482,168                 --        159,603,562
   Emerging Markets                                     --                 --         79,743,580
   Real Estate Securities                               --                 --                 --
   Short Duration Bond                                  --                 --                 --
   Select Growth                                   263,497                 --         25,163,025
   Select Value                                         --                 --         16,975,400

 174  Notes to Financial Statements

FRANK RUSSELL INVESTMENT COMPANY
INSTITUTIONAL FUNDS

NOTES TO FINANCIAL STATEMENTS, CONTINUED -- APRIL 30, 2005 (UNAUDITED)

--------------------------------------------------------------------------------

   Select Value Fund had a capital loss carryforward of $16,975,400 that it acquired from the Equity Income Fund and Equity III Fund of which $13,798,385, $451,724, $2,362,680, and $362,611 will expire on October 31 of the years 2007, 2008, 2009 and 2010, respectively. This capital loss carryforward can be utilized at a pace of up to $5,101,116 each year with any unused capital loss annual limitation carried over to each succeeding year or until its respective expiration dates, whichever occurs first.

   At April 30, 2005, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

                                                      EQUITY I            EQUITY II           EQUITY Q
   --------------------------------------------------------------------------------------------------------
   Cost of Investments                            $     899,652,318   $     924,098,087   $   1,281,487,174
                                                  =================   =================   =================
   Unrealized Appreciation                        $     110,936,854   $     127,315,700   $     164,272,656
   Unrealized Depreciation                              (24,387,901)        (41,118,208)        (41,039,402)
                                                  -----------------   -----------------   -----------------
   Net Unrealized Appreciation (Depreciation)     $      86,548,953   $      86,197,492   $     123,233,254
                                                  =================   =================   =================

                                                    INTERNATIONAL      FIXED INCOME I     FIXED INCOME III    EMERGING MARKETS
   ----------------------------------------------------------------------------------------------------------------------------
   Cost of Investments                            $   1,768,332,726   $   1,450,259,127   $     726,273,675   $     565,636,693
                                                  =================   =================   =================   =================
   Unrealized Appreciation                        $     236,595,240   $       9,926,222   $       7,860,716   $     155,696,511
   Unrealized Depreciation                              (23,830,144)         (7,262,533)         (2,186,583)        (16,848,518)
                                                  -----------------   -----------------   -----------------   -----------------
   Net Unrealized Appreciation (Depreciation)     $     212,765,096   $       2,663,689   $       5,674,133   $     138,847,993
                                                  =================   =================   =================   =================

                                             REAL ESTATE SECURITIES   SHORT DURATION BOND     SELECT GROWTH       SELECT VALUE
   ------------------------------------------------------------------------------------------------------------------------------
   Cost of Investments                         $   1,086,197,203       $   1,258,703,938    $     169,735,586   $     330,714,147
                                               =================       =================    =================   =================
   Unrealized Appreciation                     $     429,731,911       $       1,837,884    $       9,383,223   $      39,785,856
   Unrealized Depreciation                              (995,909)            (11,022,881)          (5,277,520)         (8,534,267)
                                               -----------------       -----------------    -----------------   -----------------
   Net Unrealized Appreciation
     (Depreciation)                            $     428,736,002       $      (9,184,997)   $       4,105,703   $      31,251,589
                                               =================       =================    =================   =================

                                              Notes to Financial Statements  175

FRANK RUSSELL INVESTMENT COMPANY
INSTITUTIONAL FUNDS

NOTES TO FINANCIAL STATEMENTS, CONTINUED -- APRIL 30, 2005 (UNAUDITED)

--------------------------------------------------------------------------------

6. FUND SHARE TRANSACTIONS (amounts in thousands)

   Share transactions for the periods ended April 30, 2005 and October 31, 2004 were as follows:

                                                                 SHARES                                  DOLLARS
                                                  -------------------------------------   -------------------------------------
                                                        2005                2004                2005                2004
   EQUITY I                                       -----------------   -----------------   -----------------   -----------------
      Class E
      Proceeds from shares sold                                 104                 275   $           3,018   $           7,453
      Proceeds from reinvestment of
         distributions                                            5                   7                 155                 191
      Payments for shares redeemed                             (113)               (346)             (3,303)             (9,361)
                                                  -----------------   -----------------   -----------------   -----------------
      Net increase (decrease)                                    (4)                (64)               (130)             (1,717)
                                                  -----------------   -----------------   -----------------   -----------------
      Class I
      Proceeds from shares sold                               3,899              10,260             114,170             279,847
      Proceeds from reinvestment of
         distributions                                          140                 183               4,088               4,986
      Payments for shares redeemed                           (3,214)             (7,663)            (94,547)           (208,381)
                                                  -----------------   -----------------   -----------------   -----------------
      Net increase (decrease)                                   825               2,780              23,711              76,452
                                                  -----------------   -----------------   -----------------   -----------------
      Class Y
      Proceeds from shares sold                               2,355               1,402              69,889              38,069
      Proceeds from reinvestment of
         distributions                                           28                  30                 804                 820
      Payments for shares redeemed                             (178)             (1,120)             (5,220)            (30,470)
                                                  -----------------   -----------------   -----------------   -----------------
      Net increase (decrease)                                 2,205                 312              65,473               8,419
                                                  -----------------   -----------------   -----------------   -----------------
      Total increase (decrease)                               3,026               3,028   $          89,054   $          83,154
                                                  =================   =================   =================   =================

                                                                 SHARES                                  DOLLARS
                                                  -------------------------------------   -------------------------------------
                                                        2005                2004                2005                2004
   EQUITY II                                      -----------------   -----------------   -----------------   -----------------
      Class E
      Proceeds from shares sold                                 244               1,196   $           9,099   $          46,867
      Proceeds from reinvestment of
         distributions                                          280                  --              10,503                  --
      Payments for shares redeemed                             (250)               (444)             (9,467)            (17,044)
                                                  -----------------   -----------------   -----------------   -----------------
      Net increase (decrease)                                   274                 752              10,135              29,823
                                                  -----------------   -----------------   -----------------   -----------------
      Class I
      Proceeds from shares sold                               1,636               4,405              61,953             170,296
      Proceeds from reinvestment of
         distributions                                        2,231                  19              83,814                 720
      Payments for shares redeemed                           (3,196)             (4,058)           (121,194)           (155,941)
                                                  -----------------   -----------------   -----------------   -----------------
      Net increase (decrease)                                   671                 366              24,573              15,075
                                                  -----------------   -----------------   -----------------   -----------------
      Class Y
      Proceeds from shares sold                                  17                 145                 634               5,562
      Proceeds from reinvestment of
         distributions                                          576                  13              21,634                 477
      Payments for shares redeemed                             (150)             (1,350)             (5,608)            (52,845)
                                                  -----------------   -----------------   -----------------   -----------------
      Net increase (decrease)                                   443              (1,192)             16,660             (46,806)
                                                  -----------------   -----------------   -----------------   -----------------
      Total increase (decrease)                               1,388                 (74)  $          51,368   $          (1,908)
                                                  =================   =================   =================   =================

 176  Notes to Financial Statements

FRANK RUSSELL INVESTMENT COMPANY
INSTITUTIONAL FUNDS

NOTES TO FINANCIAL STATEMENTS, CONTINUED -- APRIL 30, 2005 (UNAUDITED)

--------------------------------------------------------------------------------

6. FUND SHARE TRANSACTIONS (amounts in thousands) (continued)


                                                                 SHARES                                  DOLLARS
                                                  -------------------------------------   -------------------------------------
                                                        2005                2004                2005                2004
   EQUITY Q                                       -----------------   -----------------   -----------------   -----------------
      Class E
      Proceeds from shares sold                                 135                 468   $           4,593   $          14,766
      Proceeds from reinvestment of
         distributions                                            8                  11                 287                 351
      Payments for shares redeemed                             (123)               (367)             (4,178)            (11,696)
                                                  -----------------   -----------------   -----------------   -----------------
      Net increase (decrease)                                    20                 112                 702               3,421
                                                  -----------------   -----------------   -----------------   -----------------
      Class I
      Proceeds from shares sold                               3,891              11,458             132,483             366,031
      Proceeds from reinvestment of
         distributions                                          206                 267               7,004               8,488
      Payments for shares redeemed                           (5,032)             (7,537)           (172,056)           (239,252)
                                                  -----------------   -----------------   -----------------   -----------------
      Net increase (decrease)                                  (935)              4,188             (32,569)            135,267
                                                  -----------------   -----------------   -----------------   -----------------
      Class Y
      Proceeds from shares sold                                 957               2,564              33,025              79,672
      Proceeds from reinvestment of
         distributions                                           72                 106               2,436               3,374
      Payments for shares redeemed                           (2,103)            (14,659)            (72,207)           (441,936)
                                                  -----------------   -----------------   -----------------   -----------------
      Net increase (decrease)                                (1,074)            (11,989)            (36,746)           (358,890)
                                                  -----------------   -----------------   -----------------   -----------------
      Total increase (decrease)                              (1,989)             (7,689)  $         (68,613)  $        (220,202)
                                                  =================   =================   =================   =================

                                                                 SHARES                                  DOLLARS
                                                  -------------------------------------   -------------------------------------
                                                        2005                2004                2005                2004
   INTERNATIONAL                                  -----------------   -----------------   -----------------   -----------------
      Class E
      Proceeds from shares sold                                 110                 447   $           4,126   $          14,934
      Proceeds from reinvestment of
         distributions                                           18                  20                 661                 638
      Payments for shares redeemed                             (105)               (233)             (3,949)             (7,850)
                                                  -----------------   -----------------   -----------------   -----------------
      Net increase (decrease)                                    23                 234                 838               7,722
                                                  -----------------   -----------------   -----------------   -----------------
      Class I
      Proceeds from shares sold                               3,929              10,893             147,936             366,536
      Proceeds from reinvestment of
         distributions                                          492                 439              18,117              14,030
      Payments for shares redeemed                           (2,686)             (4,448)           (101,297)           (148,078)
                                                  -----------------   -----------------   -----------------   -----------------
      Net increase (decrease)                                 1,735               6,884              64,756             232,488
                                                  -----------------   -----------------   -----------------   -----------------
      Class Y
      Proceeds from shares sold                                 521                 721              20,027              23,702
      Proceeds from reinvestment of
         distributions                                          232                 399               8,518              12,741
      Payments for shares redeemed                             (999)             (5,329)            (37,183)           (182,292)
                                                  -----------------   -----------------   -----------------   -----------------
      Net increase (decrease)                                  (246)             (4,209)             (8,638)           (145,849)
                                                  -----------------   -----------------   -----------------   -----------------
      Total increase (decrease)                               1,512               2,909   $          56,956   $          94,361
                                                  =================   =================   =================   =================

                                              Notes to Financial Statements  177

FRANK RUSSELL INVESTMENT COMPANY
INSTITUTIONAL FUNDS

NOTES TO FINANCIAL STATEMENTS, CONTINUED -- APRIL 30, 2005 (UNAUDITED)

--------------------------------------------------------------------------------

6. FUND SHARE TRANSACTIONS (amounts in thousands) (continued)


                                                                 SHARES                                  DOLLARS
                                                  -------------------------------------   -------------------------------------
                                                        2005                2004                2005                2004
   FIXED INCOME I                                 -----------------   -----------------   -----------------   -----------------
      Class E
      Proceeds from shares sold                                 220                 300   $           4,716   $           6,491
      Proceeds from reinvestment of
         distributions                                           51                  73               1,068               1,559
      Payments for shares redeemed                             (139)               (336)             (2,955)             (7,278)
                                                  -----------------   -----------------   -----------------   -----------------
      Net increase (decrease)                                   132                  37               2,829                 772
                                                  -----------------   -----------------   -----------------   -----------------
      Class I
      Proceeds from shares sold                               5,580              14,236             118,570             308,094
      Proceeds from reinvestment of
         distributions                                        1,313               1,773              27,670              38,028
      Payments for shares redeemed                           (3,111)            (10,546)            (65,948)           (228,621)
                                                  -----------------   -----------------   -----------------   -----------------
      Net increase (decrease)                                 3,782               5,463              80,292             117,501
                                                  -----------------   -----------------   -----------------   -----------------
      Class Y
      Proceeds from shares sold                               2,682               5,959              57,247             130,103
      Proceeds from reinvestment of
         distributions                                          574               1,189              12,106              25,486
      Payments for shares redeemed                             (399)            (12,178)             (8,491)           (264,196)
                                                  -----------------   -----------------   -----------------   -----------------
      Net increase (decrease)                                 2,857              (5,030)             60,862            (108,607)
                                                  -----------------   -----------------   -----------------   -----------------
      Total increase (decrease)                               6,771                 470   $         143,983   $           9,666
                                                  =================   =================   =================   =================

                                                                 SHARES                                  DOLLARS
                                                  -------------------------------------   -------------------------------------
                                                        2005                2004                2005                2004
   FIXED INCOME III                               -----------------   -----------------   -----------------   -----------------
      Class E
      Proceeds from shares sold                                  99                 236   $           1,043   $           2,466
      Proceeds from reinvestment of
         distributions                                           12                  27                 130                 287
      Payments for shares redeemed                              (67)               (170)               (707)             (1,785)
                                                  -----------------   -----------------   -----------------   -----------------
      Net increase (decrease)                                    44                  93                 466                 968
                                                  -----------------   -----------------   -----------------   -----------------
      Class I
      Proceeds from shares sold                               9,524              21,610             100,880             227,893
      Proceeds from reinvestment of
         distributions                                        1,020               1,646              10,684              17,162
      Payments for shares redeemed                           (5,215)             (7,977)            (55,130)            (83,706)
                                                  -----------------   -----------------   -----------------   -----------------
      Net increase (decrease)                                 5,329              15,279              56,434             161,349
                                                  -----------------   -----------------   -----------------   -----------------
      Total increase (decrease)                               5,373              15,372   $          56,900   $         162,317
                                                  =================   =================   =================   =================

 178  Notes to Financial Statements

FRANK RUSSELL INVESTMENT COMPANY
INSTITUTIONAL FUNDS

NOTES TO FINANCIAL STATEMENTS, CONTINUED -- APRIL 30, 2005 (UNAUDITED)

--------------------------------------------------------------------------------

6. FUND SHARE TRANSACTIONS (amounts in thousands) (continued)


                                                                 SHARES                                  DOLLARS
                                                  -------------------------------------   -------------------------------------
                                                        2005                2004                2005                2004
   EMERGING MARKETS                               -----------------   -----------------   -----------------   -----------------
      Class C
      Proceeds from shares sold                                 416                 743   $           5,958   $           8,601
      Proceeds from reinvestment of
         distributions                                            5                  27                  70                 295
      Payments for shares redeemed                             (201)               (289)             (2,928)             (3,350)
                                                  -----------------   -----------------   -----------------   -----------------
      Net increase (decrease)                                   220                 481               3,100               5,546
                                                  -----------------   -----------------   -----------------   -----------------
      Class E
      Proceeds from shares sold                                 175                 444               2,601               5,367
      Proceeds from reinvestment of
         distributions                                            9                  22                 132                 254
      Payments for shares redeemed                             (223)               (244)             (3,373)             (2,940)
                                                  -----------------   -----------------   -----------------   -----------------
      Net increase (decrease)                                   (39)                222                (640)              2,681
                                                  -----------------   -----------------   -----------------   -----------------
      Class S
      Proceeds from shares sold                               5,313              15,089              78,565             180,417
      Proceeds from reinvestment of
         distributions                                          424                 638               6,032               7,205
      Payments for shares redeemed                           (3,700)             (8,459)            (54,734)           (101,760)
                                                  -----------------   -----------------   -----------------   -----------------
      Net increase (decrease)                                 2,037               7,268              29,863              85,862
                                                  -----------------   -----------------   -----------------   -----------------
      Total increase (decrease)                               2,218               7,971   $          32,323   $          94,089
                                                  =================   =================   =================   =================

                                                                 SHARES                                  DOLLARS
                                                  -------------------------------------   -------------------------------------
                                                        2005                2004                2005                2004
   REAL ESTATE SECURITIES                         -----------------   -----------------   -----------------   -----------------
      Class C
      Proceeds from shares sold                                 315                 648   $          13,233   $          24,331
      Proceeds from reinvestment of
         distributions                                          130                  36               5,570               1,425
      Payments for shares redeemed                             (159)               (233)             (6,696)             (8,932)
                                                  -----------------   -----------------   -----------------   -----------------
      Net increase (decrease)                                   286                 451              12,107              16,824
                                                  -----------------   -----------------   -----------------   -----------------
      Class E
      Proceeds from shares sold                                 187                 314               7,941              12,184
      Proceeds from reinvestment of
         distributions                                           68                  21               2,936                 829
      Payments for shares redeemed                             (123)               (145)             (5,177)             (5,628)
                                                  -----------------   -----------------   -----------------   -----------------
      Net increase (decrease)                                   132                 190               5,700               7,385
                                                  -----------------   -----------------   -----------------   -----------------
      Class S
      Proceeds from shares sold                               4,880               7,890             207,728             300,908
      Proceeds from reinvestment of
         distributions                                        1,746                 631              75,833              25,106
      Payments for shares redeemed                           (2,963)             (5,898)           (127,585)           (227,399)
                                                  -----------------   -----------------   -----------------   -----------------
      Net increase (decrease)                                 3,663               2,623             155,976              98,615
                                                  -----------------   -----------------   -----------------   -----------------
      Total increase (decrease)                               4,081               3,264   $         173,783   $         122,824
                                                  =================   =================   =================   =================

                                              Notes to Financial Statements  179

FRANK RUSSELL INVESTMENT COMPANY
INSTITUTIONAL FUNDS

NOTES TO FINANCIAL STATEMENTS, CONTINUED -- APRIL 30, 2005 (UNAUDITED)

--------------------------------------------------------------------------------

6. FUND SHARE TRANSACTIONS (amounts in thousands) (continued)


                                                                 SHARES                                  DOLLARS
                                                  -------------------------------------   -------------------------------------
                                                        2005                2004                2005                2004
   SHORT DURATION BOND                            -----------------   -----------------   -----------------   -----------------
      Class C
      Proceeds from shares sold                                 333                 939   $           6,288   $          17,894
      Proceeds from reinvestment of
         distributions                                           13                  15                 236                 293
      Payments for shares redeemed                             (604)             (1,127)            (11,406)            (21,451)
                                                  -----------------   -----------------   -----------------   -----------------
      Net increase (decrease)                                  (258)               (173)             (4,882)             (3,264)
                                                  -----------------   -----------------   -----------------   -----------------
      Class E
      Proceeds from shares sold                                 181                 411               3,436               7,864
      Proceeds from reinvestment of
         distributions                                           12                  17                 230                 319
      Payments for shares redeemed                             (137)               (277)             (2,599)             (5,285)
                                                  -----------------   -----------------   -----------------   -----------------
      Net increase (decrease)                                    56                 151               1,067               2,898
                                                  -----------------   -----------------   -----------------   -----------------
      Class S
      Proceeds from shares sold                               8,980              22,446             169,885             428,176
      Proceeds from reinvestment of
         distributions                                          684                 508              12,878               9,675
      Payments for shares redeemed                           (8,111)            (13,721)           (153,277)           (261,930)
                                                  -----------------   -----------------   -----------------   -----------------
      Net increase (decrease)                                 1,553               9,233              29,486             175,921
                                                  -----------------   -----------------   -----------------   -----------------
      Total increase (decrease)                               1,351               9,211   $          25,671   $         175,555
                                                  =================   =================   =================   =================

                                                                 SHARES                                  DOLLARS
                                                  -------------------------------------   -------------------------------------
                                                        2005                2004                2005                2004
   SELECT GROWTH                                  -----------------   -----------------   -----------------   -----------------
      Class C
      Proceeds from shares sold                                 352                 552   $           2,513   $           3,849
      Proceeds from reinvestment of
         distributions                                           --                  --                  --                  --
      Payments for shares redeemed                              (99)               (161)               (699)             (1,128)
                                                  -----------------   -----------------   -----------------   -----------------
      Net increase (decrease)                                   253                 391               1,814               2,721
                                                  -----------------   -----------------   -----------------   -----------------
      Class E
      Proceeds from shares sold                                  89                 213                 648               1,533
      Proceeds from reinvestment of
         distributions                                           --                  --                  --                  --
      Payments for shares redeemed                              (55)                (92)               (407)               (658)
                                                  -----------------   -----------------   -----------------   -----------------
      Net increase (decrease)                                    34                 121                 241                 875
                                                  -----------------   -----------------   -----------------   -----------------
      Class I
      Proceeds from shares sold                               5,134               4,627              38,560              33,510
      Proceeds from reinvestment of
         distributions                                           --                  --                  --                  --
      Payments for shares redeemed                             (739)               (784)             (5,490)             (5,601)
                                                  -----------------   -----------------   -----------------   -----------------
      Net increase (decrease)                                 4,395               3,843              33,070              27,909
                                                  -----------------   -----------------   -----------------   -----------------
      Class S
      Proceeds from shares sold                               2,066               3,538              15,387              25,490
      Proceeds from reinvestment of
         distributions                                           --                  --                  --                  --
      Payments for shares redeemed                             (748)             (2,318)             (5,589)            (16,889)
                                                  -----------------   -----------------   -----------------   -----------------
      Net increase (decrease)                                 1,318               1,220               9,798               8,601
                                                  -----------------   -----------------   -----------------   -----------------
      Total increase (decrease)                               6,000               5,575   $          44,923   $          40,106
                                                  =================   =================   =================   =================

 180  Notes to Financial Statements

FRANK RUSSELL INVESTMENT COMPANY
INSTITUTIONAL FUNDS

NOTES TO FINANCIAL STATEMENTS, CONTINUED -- APRIL 30, 2005 (UNAUDITED)

--------------------------------------------------------------------------------

6. FUND SHARE TRANSACTIONS (amounts in thousands) (continued)


                                                                 SHARES                                  DOLLARS
                                                  -------------------------------------   -------------------------------------
                                                        2005                2004                2005                2004
   SELECT VALUE                                   -----------------   -----------------   -----------------   -----------------
      Class C
      Proceeds from shares sold                                 366                 836   $           3,991   $           8,118
      Shares issued in connection with
         acquisition of Equity Income Fund
      Proceeds from reinvestment of
         distributions                                            3                   1                  31                   8
      Payments for shares redeemed                             (143)               (290)             (1,558)             (2,835)
                                                  -----------------   -----------------   -----------------   -----------------
      Net increase (decrease)                                   226                 547               2,464               5,291
                                                  -----------------   -----------------   -----------------   -----------------
      Class E
      Proceeds from shares sold                                  91                 164               1,008               1,610
      Shares issued in connection with
         acquisition of Equity Income Fund
      Proceeds from reinvestment of
         distributions                                            4                   5                  49                  45
      Payments for shares redeemed                              (56)               (136)               (616)             (1,345)
                                                  -----------------   -----------------   -----------------   -----------------
      Net increase (decrease)                                    39                  33                 441                 310
                                                  -----------------   -----------------   -----------------   -----------------
      Class I
      Proceeds from shares sold                               2,614               4,468              29,152              44,188
      Shares issued in connection with
         acquisition of Equity Income Fund
      Proceeds from reinvestment of
         distributions                                           62                  75                 683                 740
      Payments for shares redeemed                           (1,462)             (2,833)            (16,168)            (27,980)
                                                  -----------------   -----------------   -----------------   -----------------
      Net increase (decrease)                                 1,214               1,710              13,667              16,948
                                                  -----------------   -----------------   -----------------   -----------------
      Class S
      Proceeds from shares sold                               2,506               6,828              27,611              67,750
      Shares issued in connection with
         acquisition of Equity Income Fund
      Proceeds from reinvestment of
         distributions                                           95                 110               1,036               1,084
      Payments for shares redeemed                           (1,505)             (4,241)            (16,583)            (41,771)
                                                  -----------------   -----------------   -----------------   -----------------
      Net increase (decrease)                                 1,096               2,697              12,064              27,063
                                                  -----------------   -----------------   -----------------   -----------------
      Total increase (decrease)                               2,575               4,987   $          28,636   $          49,612
                                                  =================   =================   =================   =================

7. LINE OF CREDIT

   The Investment Company has a $75 million revolving credit facility for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Funds are charged an annual commitment fee of .125% on the average daily unused amount of the aggregate commitment, which is allocated among each of the Funds. Interest is calculated at the Federal Fund Rate plus .50% annually. The Funds may borrow up to a maximum of 33.33% of the value of their net assets under the agreement. The agreement will expire December 21, 2005 and will be reviewed at such time for possible renewal. The Funds did not have any drawdowns for the period ended April 30, 2005.

                                              Notes to Financial Statements  181

FRANK RUSSELL INVESTMENT COMPANY
INSTITUTIONAL FUNDS

NOTES TO FINANCIAL STATEMENTS, CONTINUED -- APRIL 30, 2005 (UNAUDITED)

--------------------------------------------------------------------------------

8. BENEFICIAL INTEREST

   As of April 30, 2005, the following table includes shareholders with shares of beneficial interest of greater than 10% of the total outstanding shares of each respective Fund:

                   FUNDS                   # OF SHAREHOLDERS             %
   --------------------------------------------------------------------------------
   Equity I                                         1                  37.8
   Equity II                                        1                  42.4
   Equity Q                                         1                  34.8
   International                                    2                  44.3
   Fixed Income I                                   1                  18.3
   Fixed Income III                                 1                  43.4
   Emerging Markets                                 3                  47.3
   Real Estate Securities                           2                  30.8
   Short Duration Bond                              3                  65.1
   Select Growth                                    2                  48.9
   Select Value                                     2                  42.5

9. ILLIQUID OR RESTRICTED SECURITIES

   A Fund may invest a portion of its net assets not to exceed 15% in securities that are illiquid. Illiquid securities are securities that may not be readily marketable, and that cannot be sold within seven days in the ordinary course of business at the approximate amount at which the Fund has valued the securities. Illiquid and restricted securities may be priced by the Funds using fair value procedures approved by the Board of Trustees. Restricted securities are subject to contractual limitations on resale, are often issued in private placement transactions, and are not registered under the Securities Act of 1933 (the "Act"). The most common types of restricted securities are those sold under Rule 144A of the Act and commercial paper sold under Section 4(2) of the Act. Certain illiquid securities are not subject to the 15% limitation if the Adviser or a money manager determines that such security is liquid pursuant to procedures approved by the Board of Trustees. As of April 30, 2005, illiquid securities held by the funds were as follows:

   Illiquid Securities

                                                                     PRINCIPAL                           COST        MARKET VALUE
   FUND -- % OF NET ASSETS                          ACQUISITION      AMOUNT ($)     COST PER UNIT       (000)           (000)
   SECURITIES                                           DATE         OR SHARES            $               $               $
   ------------------------------------------------------------------------------------------------------------------------------
   Emerging Markets Fund - 0.0%
   Delta Corp. Inc.                                     08/07/97       1,113,646            0.39              435           1,038
   OK Zimbabwe                                          12/03/01       6,402,949            0.02              149             146
                                                                                                                     ------------
                                                                                                                            1,184
                                                                                                                     ============
   International Fund - 0.0%
   Sons of Gwalia, Ltd                                  02/28/03          22,400            2.24               50              --
                                                                                                                     ============

   Pursuant to procedures adopted by the Board of Trustees, the Adviser or a money manager has determined that a liquid trading market exists for the following restricted securities held as of April 30, 2005:

   Restricted Securities

                                                                     PRINCIPAL                           COST        MARKET VALUE
   FUND -- % OF NET ASSETS                          ACQUISITION      AMOUNT ($)     COST PER UNIT       (000)           (000)
   SECURITIES                                           DATE         OR SHARES            $               $               $
   ------------------------------------------------------------------------------------------------------------------------------
   Fixed Income I Fund - 3.4%
   ABSC NIMs Trust                                      07/30/04         144,745           99.61              144             144
   Arcap Reit, Inc.                                     09/21/04         420,000          100.98              424             413
   Argent NIMs Trust                                    03/04/04          85,951           99.99               86              86
   Argent NIMs Trust                                    03/11/04          73,519          100.00               74              73

 182  Notes to Financial Statements

FRANK RUSSELL INVESTMENT COMPANY
INSTITUTIONAL FUNDS

NOTES TO FINANCIAL STATEMENTS, CONTINUED -- APRIL 30, 2005 (UNAUDITED)

--------------------------------------------------------------------------------

                                                                     PRINCIPAL                           COST        MARKET VALUE
   FUND -- % OF NET ASSETS                          ACQUISITION      AMOUNT ($)     COST PER UNIT       (000)           (000)
   SECURITIES                                           DATE         OR SHARES            $               $               $
   ------------------------------------------------------------------------------------------------------------------------------
   Asset Backed Funding Corp. NIMs Trust                08/22/03          38,632          100.00               39              39
   BAE Systems Holdings, Inc.                           12/28/01         775,000          104.87              813             845
   Berkshire Hathaway Finance Corp.                     01/04/05       1,260,000           99.88            1,259           1,242
   Chalet Finance PLC                                   10/08/03       1,190,000          100.00            1,190           1,191
   Clorox Co.                                           11/30/04         125,000           99.70              125             127
   Clorox Co.                                           11/30/04         165,000           99.92              165             164
   Countrywide Asset-Backed Certificates                11/20/03          41,370           99.89               41              42
   Countrywide Asset-Backed Certificates                12/21/04         240,879          100.04              241             242
   COX Communications, Inc.                             12/10/04       3,810,000           99.86            3,805           3,754
   Credit-Based Asset Servicing and
      Securitization CBO, Ltd.                          03/04/04       2,239,307          100.00            2,239           2,239
   Crest, Ltd.                                          11/25/03       1,710,000          100.00            1,710           1,754
   DG Funding Trust                                     11/04/03              94       10,537.12              990           1,016
   Dresdner Funding Trust I                             04/09/03         335,000           99.88              335             416
   Equifirst Mortgage Loan Trust NIMs Notes             02/02/05         702,944          100.06              703             703
   Export Import Bank of Korea                          02/03/04         255,000           99.61              254             251
   First Franklin NIMs Trust                            05/20/04         178,479          100.00              178             178
   First Franklin NIMs Trust                            05/20/04         285,000          100.00              285             285
   First Franklin NIMs Trust                            06/03/04         141,175          100.00              141             141
   First Franklin NIMs Trust                            09/01/04         495,663          100.00              496             496
   First Franklin NIMs Trust                            11/18/04         417,496          100.06              418             417
   First Franklin NIMs Trust                            04/01/05       1,068,547           99.73            1,066           1,066
   Fremont NIMs Trust                                   05/20/04         169,472          100.00              169             169
   G-Force CDO, Ltd.                                    12/08/03         765,000           99.98              765             773
   GSAMP Trust                                          02/27/04         152,703           99.87              153             152
   HVB Funding Trust I                                  05/01/03         315,000           96.76              305             400
   IndyMac Loan Trust                                   10/17/03         480,482          100.00              480             481
   IndyMac Loan Trust                                   06/10/04         901,450          100.00              901             901
   Korea Electric Power Corp.                           04/20/04         125,000           98.46              123             125
   Long Beach Asset Holdings Corp.                      01/19/05         707,543          100.00              708             708
   Mach One Trust Commercial Mortgage-Backed            07/12/04       1,350,000          100.97            1,363           1,370
   Mastr Reperforming Loan Trust                        03/09/05         969,174          102.41              992             994
   Merrill Lynch Mortgage Investors, Inc.               01/12/04          92,224           99.75               92              92
   Merrill Lynch Mortgage Investors, Inc.               02/19/04         148,231           99.56              148             147
   Miller Brewing Co.                                   08/06/03         250,000           99.33              248             257
   Mizuho Financial Group Cayman, Ltd.                  02/27/04         280,000           99.96              280             290
   Monumental Global Funding, Ltd.                      03/09/05         200,000          100.00              200             202
   Morgan Stanley Capital I                             06/17/04       1,370,000          101.06            1,384           1,408
   Mound Financing PLC                                  07/24/04       1,935,000          100.09            1,937           1,935
   Natexis Ambs Co. LLC                                 06/24/98         300,000          108.75              326             335
   Newcastle CDO I, Ltd.                                03/11/04         845,000           99.94              845             825
   Novastar NIMs Trust                                  01/30/04         211,703          100.00              212             212
   Novastar NIMs Trust                                  07/20/04         383,838          100.10              384             382
   NPF XII, Inc.                                        05/29/02       3,235,000           88.65            2,868             226
   Option One Mortgage Securities Corp. NIMs
      Trust                                             12/08/03         169,199          100.00              169             169
   Renaissance NIMs Trust                               12/09/03          89,594          100.00               90              90
   Renaissance NIMs Trust                               06/25/04         251,011          100.00              251             251
   Renaissance NIMs Trust                               12/16/04         440,519          100.00              441             441
   Russia Government International Bond                 02/01/05         575,000          104.13              599             611
   Russia Government International Bond                 01/10/05       1,150,000          101.86            1,171           1,223

                                              Notes to Financial Statements  183

FRANK RUSSELL INVESTMENT COMPANY
INSTITUTIONAL FUNDS

NOTES TO FINANCIAL STATEMENTS, CONTINUED -- APRIL 30, 2005 (UNAUDITED)

--------------------------------------------------------------------------------

                                                                     PRINCIPAL                           COST        MARKET VALUE
   FUND -- % OF NET ASSETS                          ACQUISITION      AMOUNT ($)     COST PER UNIT       (000)           (000)
   SECURITIES                                           DATE         OR SHARES            $               $               $
   ------------------------------------------------------------------------------------------------------------------------------
   Saxon Net Interest Margin Trust                      09/23/03          42,734          100.00               43              43
   Sharps SP I LLC Net Interest Margin Trust            02/13/04          80,888           99.99               81              81
   Sharps SP I LLC Net Interest Margin Trust            03/10/04         246,717           99.99              247             247
   Systems 2001 AT LLC                                  03/08/02         343,427          101.89              350             370
   Telecom Italia Capital SA                            01/26/05       1,340,000           96.28            1,290           1,294
   Telecom Italia Capital SA                            09/28/04         175,000           99.09              173             173
   Telecom Italia Capital SA                            10/19/04         590,000           99.18              585             575
   Telecom Italia Capital SA                            10/08/04         820,000           97.05              796             812
   Tenaska Alabama II Partners, LP                      10/09/03         233,112          100.03              233             242
   Tengizchevroil Finance Co.                           11/23/04         245,000          100.30              246             246
   TXU Corp.                                            03/31/05         475,000           95.39              453             468
   Verizon Wireless Capital LLC                         02/02/04         700,000           99.99              700             700
   Wells Fargo Home Equity Trust                        10/01/04         203,333           99.99              203             203
   Zurich Capital Trust I                               01/10/03         530,000           93.91              498             574
   Zurich Capital Trust I                               07/11/00         835,000          105.93              885             905
                                                                                                                     ------------
                                                                                                                           39,426
                                                                                                                     ============
   Fixed Income III Fund -- 4.9%
   AIG SunAmerica Global Financing VI                   05/02/01         300,000          107.47              322             325
   Alliance Capital Funding LLC                         03/03/04          24,359          101.79               25              24
   Ares Leveraged Investment Fund, LP                   12/19/03         280,000           99.48              279             280
   Arlington Street CDO, Ltd.                           06/04/03         897,906          102.46              920             925
   BAE Systems Holdings, Inc.                           12/28/01         775,000          102.87              797             845
   Banco Santander Chile                                01/11/05         195,000           99.81              195             195
   Bear Stearns Commercial Mortgage Securities          04/19/05         265,000          101.75              270             269
   Bombardier Capital, Inc.                             05/27/04         395,000           99.98              395             395
   Canadian Oil Sands, Ltd.                             08/03/04         140,000           99.92              140             140
   Chancellor/Triton CBO, Ltd.                          11/12/03         112,840           96.58              109             115
   Chase Funding Net Interest Margin                    12/10/03             176          100.00               --              --
   Citigroup Commercial Mortgage Trust                  12/07/04         363,616          100.02              364             364
   Clorox Co.                                           11/30/04         115,000           99.69              115             117
   Clorox Co.                                           11/30/04         155,000           99.92              155             154
   Clorox Co.                                           11/30/04         165,000          100.07              165             165
   Countrywide Asset-Backed Certificates                02/25/04          43,577           99.68               43              44
   COX Communications, Inc.                             12/10/04         165,000           99.90              165             163
   COX Communications, Inc.                             12/10/04         115,000           99.90              115             113
   Detroit Edison Co.                                   02/02/05         130,000           99.81              130             128
   DG Funding Trust                                     11/04/03              59       10,537.12              622             638
   Dresdner Funding Trust I                             04/09/03         310,000          106.72              331             385
   Erac USA Finance Co.                                 07/01/02         215,000          107.42              231             233
   Export Import Bank of Korea                          02/03/04         160,000           99.61              159             157
   Farmers Exchange Capital                             12/15/04         300,000          105.19              316             317
   Farmers Exchange Capital                             01/28/02         250,000           82.17              205             264
   Farmers Insurance Exchange                           11/27/02         310,000           74.10              230             382
   Farmers Insurance Exchange                           08/04/04         225,000          100.05              225             231
   Fisher Scientific International, Inc.                07/22/04          80,000          100.11               80              81
   Glencore Funding LLC                                 05/12/04          95,000           91.55               87              90
   Global Signal Trust                                  01/18/04         225,000          100.00              225             222
   GSAA Trust                                           09/16/04          87,365           99.88               87              87
   GSMPS Mortgage Loan Trust                            05/27/04          80,082          107.45               86              86

 184  Notes to Financial Statements

FRANK RUSSELL INVESTMENT COMPANY
INSTITUTIONAL FUNDS

NOTES TO FINANCIAL STATEMENTS, CONTINUED -- APRIL 30, 2005 (UNAUDITED)

--------------------------------------------------------------------------------

                                                                     PRINCIPAL                           COST        MARKET VALUE
   FUND -- % OF NET ASSETS                          ACQUISITION      AMOUNT ($)     COST PER UNIT       (000)           (000)
   SECURITIES                                           DATE         OR SHARES            $               $               $
   ------------------------------------------------------------------------------------------------------------------------------
   GSMPS Mortgage Loan Trust                            08/30/04         141,341          109.22              154             152
   GSMPS Mortgage Loan Trust                            03/17/05         236,159          107.37              254             255
   GSMPS Mortgage Loan Trust                            02/16/05         134,436          108.78              146             148
   GT Group Telecom, Inc. 2010 Warrants                 01/27/00             450           49.90               22              --
   Hanarotelecom, Inc.                                  01/25/05         300,000          100.28              301             288
   Home Equity Asset Trust                              10/08/03              18          100.00               --              --
   Hutchison Whampoa International 03/13, Ltd.          06/17/03         165,000          105.46              174             177
   HVB Funding Trust I                                  05/01/03         185,000           96.88              179             235
   HVB Funding Trust III                                06/02/03          40,000          102.24               41              52
   Hyatt Equities LLC                                   06/12/02         110,000          101.30              111             114
   Intelsat Bermuda, Ltd.                               01/24/05         145,000          100.00              145             145
   Intelsat Bermuda, Ltd.                               01/24/05          90,000          100.00               90              91
   John Hancock Global Funding II                       07/29/03         200,000          115.07              230             231
   Jones Apparel Group, Inc.                            01/17/04         155,000           99.92              155             149
   JP Morgan Chase Commercial Mortgage
      Securities Corp.                                  08/04/04         396,589          100.00              397             397
   Juniper CBO, Ltd.                                    01/15/04         175,975          102.94              181             179
   Korea Electric Power Corp.                           04/20/04          85,000           98.46               84              85
   Liberty Mutual Group                                 03/16/04         255,000          108.83              278             263
   Lone Star Industries                                 02/21/03         195,000           99.76              195             196
   Mantis Reef, Ltd.                                    10/28/03         200,000          100.00              200             200
   Mastr Reperforming Loan Trust                        03/09/05         353,817          107.37              380             379
   Merrill Lynch Mortgage Trust                         06/26/02         185,000           79.13              146             180
   Miller Brewing Co.                                   08/06/03         230,000          100.68              232             237
   Miller Brewing Co.                                   08/06/03         145,000          100.24              145             144
   Mizuho Financial Group Cayman, Ltd.                  02/27/04         230,000          100.81              232             238
   Mizuho Financial Group Cayman, Ltd.                  02/27/04         150,000           99.96              150             155
   Monumental Global Funding, Ltd.                      03/09/05         135,000          100.00              135             136
   Morgan Stanley Bank AG for OAO Gazprom               02/21/03         110,000          109.70              121             129
   Natexis Ambs Co. LLC                                 06/24/98         185,000          108.76              201             206
   Nationwide Building Society                          02/16/05         115,000           98.73              114             114
   Nationwide Mutual Insurance Co.                      03/20/03         235,000          104.01              244             290
   North Front Pass-Through Trust                       12/08/04         500,000          100.69              503             512
   Oil Insurance, Ltd.                                  08/19/03         520,000          101.11              526             525
   Pinnacle West Energy Corp.                           04/06/05         245,000          100.00              245             245
   Power Contract Financing LLC                         06/11/03         165,000          101.37              167             171
   Power Contract Financing LLC                         06/11/03         154,213          100.84              156             156
   Qwest Corp.                                          08/12/04         470,000          104.24              490             477
   Qwest Services Corp.                                 03/25/04          55,000          114.93               63              62
   Qwest Services Corp.                                 03/01/05          90,000          112.20              101              98
   Qwest Services Corp.                                 04/27/05          80,000          113.25               91              90
   Rabobank Capital Funding II                          11/14/03         205,000          101.47              208             207
   Ras Laffan Liquefied Natural Gas Co., Ltd.           03/07/01          85,000          111.88               95              99
   Russia Government International Bond                 12/09/04       1,100,000          102.60            1,129           1,170
   Russia Government International Bond                 06/17/02         940,000           89.86              845             998
   Russia Government International Bond                 11/23/04         230,000          101.86              234             244
   Russia Paris Club Participant                        04/06/04      30,206,900            0.81              245             263
   Salomon Brothers AG for Tyumen Oil Co.               04/10/03         290,000          112.56              326             321
   Sappi Papier Holding AG                              07/11/02          65,000          104.70               68              71
   Sealed Air Corp.                                     07/01/03         135,000           99.83              135             137

                                              Notes to Financial Statements  185

FRANK RUSSELL INVESTMENT COMPANY
INSTITUTIONAL FUNDS

NOTES TO FINANCIAL STATEMENTS, CONTINUED -- APRIL 30, 2005 (UNAUDITED)

--------------------------------------------------------------------------------

                                                                     PRINCIPAL                           COST        MARKET VALUE
   FUND -- % OF NET ASSETS                          ACQUISITION      AMOUNT ($)     COST PER UNIT       (000)           (000)
   SECURITIES                                           DATE         OR SHARES            $               $               $
   ------------------------------------------------------------------------------------------------------------------------------
   Sharps SP I LLC Net Interest Margin Trust            12/09/04          20,901          100.00               21              21
   Solutia, Inc. 2009 Warrants                          07/02/02             450           85.33               38              --
   Systems 2001 AT LLC                                  03/08/02         176,116          101.89              179             190
   Systems 2001 AT LLC                                  06/04/01         133,334          102.41              137             146
   Telecom Italia Capital SA                            12/20/04       1,270,000           96.42            1,225           1,227
   Telecom Italia Capital SA                            09/28/04         135,000           99.09              134             134
   Telecom Italia Capital SA                            09/28/04         165,000           99.57              164             159
   Telecom Italia Capital SA                            11/24/04         210,000           97.25              204             203
   Tenaska Alabama II Partners, LP                      10/09/03         156,984          100.12              157             163
   Tengizchevroil Finance Co.                           11/23/04         250,000          100.24              251             251
   Texas Genco LLC                                      12/08/04         380,000          100.26              381             372
   TuranAlem Finance BV                                 11/18/04         240,000          103.75              249             241
   Twin Reefs Pass-Through Trust                        12/07/04         300,000          100.18              301             301
   TXU Corp.                                            11/22/04         250,000           99.94              250             245
   TXU Corp.                                            11/22/04         570,000           96.67              551             549
   TXU Corp.                                            11/22/04         375,000           99.75              374             368
   TXU Corp.                                            11/22/04         240,000           99.88              240             231
   WellPoint, Inc.                                      12/06/04         150,000           99.93              150             148
   WellPoint, Inc.                                      12/06/04         120,000           99.81              120             118
   WellPoint, Inc.                                      12/06/04          55,000           99.93               55              54
   WellPoint, Inc.                                      12/06/04          50,000           99.81               50              49
   Williams Gas Pipelines                               01/30/04         200,000          105.04              210             209
   World Financial Properties                           04/27/05         173,680          108.23              188             187
   World Financial Properties                           11/08/02         208,426          106.25              221             225
   Zurich Capital Trust I                               01/10/03         370,000           94.40              349             401
                                                                                                                     ------------
                                                                                                                           25,537
                                                                                                                     ============
   Emerging Markets -- 0.5%
   Far EasTone Telecommunications Co., Ltd. GDR         01/12/05          11,000           17.74              195             202
   Holcim Ecuador SA GDR                                07/24/96          10,500           12.67              133             320
   Hyundai Motor Co. GDR                                09/16/99          13,900           19.92              277             369
   KT&G Corp. GDR                                       01/29/02          53,100            9.28              493             945
   Samsung Electronics Co., Ltd. GDR                    05/21/96          10,059            9.43               95           1,481
                                                                                                                     ------------
                                                                                                                            3,317
                                                                                                                     ============
   Short Duration Bond Fund -- 3.2%
   Allstate Financial Global Funding                    01/31/05       4,080,000           95.82            3,909           3,858
   Alter Moneta Receivables LLC                         09/17/03       1,213,798          100.38            1,218           1,206
   DG Funding Trust                                     11/04/03             219       10,537.12            2,308           2,368
   GE Corporate Aircraft Financing LLC                  10/05/04         827,616          100.00              828             828
   HBOS Treasury Services PLC                           09/11/03       1,000,000           99.87              999             986
   HBOS Treasury Services PLC                           01/06/04         900,000          100.00              900             901
   HBOS Treasury Services PLC                           11/05/04       2,000,000           99.93            1,999           1,969
   Hyundai Auto Receivables Trust                       09/18/02         335,806          100.00              336             335
   Metropolitan Life Global Funding I                   07/19/04       1,500,000           99.96            1,499           1,494
   New York Life Global Funding                         02/23/04       2,500,000          100.00            2,500           2,501
   Nordstrom Private Label Credit Card Master
      Note Trust                                        05/01/02       3,500,000          103.51            3,623           3,544
   PBG Equipment Trust                                  06/13/01         972,760          103.63            1,008             979
   Principal Life Global Funding I                      06/03/04       2,000,000          102.84            2,057           2,034
   Provident Auto Lease ABS Trust                       08/20/03         187,414          103.48              194             190

 186  Notes to Financial Statements

FRANK RUSSELL INVESTMENT COMPANY
INSTITUTIONAL FUNDS

NOTES TO FINANCIAL STATEMENTS, CONTINUED -- APRIL 30, 2005 (UNAUDITED)

--------------------------------------------------------------------------------

                                                                     PRINCIPAL                           COST        MARKET VALUE
   FUND -- % OF NET ASSETS                          ACQUISITION      AMOUNT ($)     COST PER UNIT       (000)           (000)
   SECURITIES                                           DATE         OR SHARES            $               $               $
   ------------------------------------------------------------------------------------------------------------------------------
   Providian Gateway Master Trust                       11/16/04       1,200,000           99.94            1,199           1,184
   Railcar Leasing LLC                                  06/11/03       1,000,000          116.75            1,167           1,088
   SACO I, Inc.                                         09/30/04       1,735,057          100.00            1,735           1,735
   SLM Student Loan Trust                               03/05/04       3,000,000          101.87            3,056           2,902
   Susquehanna Auto Lease Trust                         11/19/03         869,347           99.72              867             864
   Susquehanna Auto Lease Trust                         03/24/05       2,000,000          100.00            2,000           2,011
   TIAA Global Markets                                  10/26/04       3,625,000          103.44            3,750           3,684
   USAA Capital Corp.                                   09/29/04         595,000          103.15              614             598
   Verizon Wireless Capital LLC                         02/02/04       1,400,000           99.99            1,400           1,400
                                                                                                                     ------------
                                                                                                                           38,659
                                                                                                                     ============

                                              Notes to Financial Statements  187

FRANK RUSSELL INVESTMENT COMPANY
INSTITUTIONAL FUNDS

SHAREHOLDER REQUESTS FOR OTHER INFORMATION -- APRIL 30, 2005 (UNAUDITED)

--------------------------------------------------------------------------------

A description of the policies and procedures that the Fund has adopted to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling the Fund at (800) 787-7354, and (ii) on the Securities and Exchange Commission's website at www.sec.gov. Information on how the Funds voted proxies relating to portfolio securities during the 12 month period ended June 30, 2004 is available at www.russell.com and on the Securities and Exchange Commission's website at www.sec.gov.

The Funds will file their complete schedule of investments with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Funds' Form N-Q is available (i) without charge, upon request, by calling the Fund at (800) 787-7354, (ii) at www.russell.com, (iii) on the Securities and Exchange Commission's website at www.sec.gov, and (iv) the Securities and Exchange Commission's public reference room.

 188  Shareholder Requests for Other Information

FRANK RUSSELL INVESTMENT COMPANY
INSTITUTIONAL FUNDS

BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACTS (UNAUDITED)

--------------------------------------------------------------------------------
APPROVAL OF INVESTMENT ADVISORY AGREEMENT

The Board of Trustees, including all of the Independent Trustees, last considered and approved the continuation of the advisory agreement with FRIMCo and the portfolio management contract (together, the "investment advisory agreements") with each Money Manager of the Funds at a meeting held on February 23, 2005. During the course of a year, the Trustees received a wide variety of materials regarding the investment performance of the Funds, sales and redemptions of the Funds' shares, and the management of the Funds by FRIMCo. In preparation for the annual review, the Board, with the advice and assistance of independent counsel, also received and considered (1) information and reports prepared by FRIMCo relating to the services provided by FRIMCo (and its affiliates) to the Funds, including information requested by the Trustees, and
(2) information received from an independent, nationally recognized provider of investment company information comparing the performance of each of the Funds and its operating expenses over various periods of time with other peer funds ("Comparable Funds") not managed by FRIMCo believed by the provider to be generally comparable in investment objectives and size to the Funds (collectively, the "Agreement Renewal Information").

Prior to voting, the Independent Trustees reviewed the proposed continuance of the investment advisory agreements with management and independent counsel and received a memorandum from independent counsel discussing the legal standards for their consideration of the proposed continuances. The Independent Trustees also reviewed the proposed continuance in a private session with independent counsel at which no representatives of FRIMCo or management were present. The discussion below reflects both of these reviews.

In evaluating the advisory agreement with FRIMCo and the portfolio management contracts with the Money Managers of the Funds, the Board considered that the Funds, in employing a manager-of-managers method of investment, operate in a manner that is distinctly different from most other investment companies. In the case of most other investment companies, an advisory fee is paid by the investment company to its adviser which in turn employs and compensates individual portfolio managers to make specific securities selections consistent with the adviser's style and investment philosophy. All Funds have multiple Money Managers.

The Board considered that FRIMCo (rather than any Money Manager) is responsible under the investment advisory agreement for determining, implementing and maintaining the investment program for each Fund. Assets of each Fund have been allocated among multiple Money Managers.

FRIMCo is responsible for selecting Money Managers for each Fund and for determining allocations and reallocations of assets among the Money Managers. Each Money Manager for a Fund in effect performs the function of an individual portfolio manager who is responsible for selecting portfolio securities for the portion of the Fund assigned to it by FRIMCo in accordance with the Fund's applicable investment objective, policies and restrictions (each, a "segment"). FRIMCo is responsible for communicating performance expectations and evaluations to each Money Manager; supervising compliance by each Money Manager with each Fund's investment objectives and policies; authorizing Money Managers to engage in certain investment strategies for a Fund; and recommending annually to the Board whether portfolio management contracts should be renewed, modified or terminated. In addition to its annual recommendation as to the renewal, modification or termination of portfolio management contracts, FRIMCo is responsible for recommending to the Board the restructuring of Fund segments and additions of new Money Managers or replacements of existing Money Managers at any time when, based on FRIMCo's research and analysis, such actions are appropriate. FRIMCo may develop specific constraints from time to time for each Money Manager intended to capitalize on the strengths of that Money Manager or to coordinate the investment activities of Money Managers for a Fund in a complementary manner. Therefore, FRIMCo's selection of Money Managers is made not only on the basis of performance considerations but anticipated compatibility with other Money Managers in the same Fund. The performance of individual Money Managers for a Fund may reflect the roles assigned to them by FRIMCo in the Fund's investment activities and any constraints placed by FRIMCo upon their selection of portfolio securities. In light of the foregoing, the overall performance of each Fund over appropriate periods reflects in great part the performance of FRIMCo in designing the Fund's investment program, structuring Fund segments, selecting an effective Money Manager for each segment with a style that is complementary to the styles of the Money Managers of other Fund segments, and allocating assets among the Money Managers in a manner designed to achieve the objectives of the Fund.

The Board also considered that the prospectuses for the Funds emphasize to investors FRIMCo's role as the principal investment manager for each Fund, rather than the investment selection role of the Funds' Money Managers, and describe the manner in which the Funds operate so that investors may take the information into account when deciding to purchase shares of any such Fund.

                        Basis for Approval of Investment Advisory Contracts  189

FRANK RUSSELL INVESTMENT COMPANY
INSTITUTIONAL FUNDS

BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACTS, CONTINUED (UNAUDITED)

--------------------------------------------------------------------------------

In addition to these general factors relating to the manager of managers structure of the Funds, the Trustees considered, with respect to each Fund, various specific factors on the basis of the Agreement Renewal Information in evaluating renewal of the advisory agreement with FRIMCo, including the following:

1. The nature, scope and quality of the services provided to the Fund by FRIMCo;

2. The advisory fee paid by the Fund to FRIMCo and the fact that it encompasses all investment advisory fees paid by the Fund, including the fees for any Money Managers of such Fund;

3. Information provided by FRIMCo as to other fees and benefits received by FRIMCo or its affiliates from the Fund, including any administrative, transfer agent, cash management and securities lending fees, soft dollar arrangements and commissions in connection with portfolio securities transactions;

4. Information provided by FRIMCo as to investment advisory fees paid by Comparable Funds;

5. Information provided by FRIMCo as to expenses incurred by the Fund;

6. Information provided by FRIMCo as to the profits that FRIMCo derives from its mutual fund operations generally and from each Fund; and

7. The importance of supporting quality, long-term service by FRIMCo to help achieve the Fund's investment performance, including the continuing need of FRIMCo to retain and attract qualified investment and service professionals to serve the Funds.

On the basis of the information received, the Board, in respect of each Fund, found the advisory fees charged and costs and expenses incurred by FRIMCo to be fair and reasonable; after giving effect to waivers and/or reimbursements; and considering the composition of the Comparable Funds, the relative performance and expense ratio of the Fund were comparable to those of peer funds; FRIMCo's methodology of allocating expenses of operating funds in the complex was reasonable; and FRIMCo's profitability with respect to the Fund was reasonable in light of the nature, scope and quality of the services provided by FRIMCo.

The Board considered for each Fund whether economies of scale have been realized and whether the fees for such Fund appropriately reflect or should be revised to reflect any such economies. In its deliberations, the Board noted its findings reached at a meeting held on December 6, 2004 that the investment advisory fees for each Fund appropriately reflect any economies of scale realized by that Fund. Its findings at the earlier meeting were based upon information and analyses prepared by FRIMCo, including information as to variability of Money Manager investment advisory fees and other factors associated with the manager of managers structure employed by most Funds relevant to the Board's deliberations, and took into consideration the Funds' rising costs of compliance with applicable laws, rules and regulations.

The Trustees considered that fees payable to FRIMCo by institutional clients with investment objectives similar to those of the Funds are lower, and may, in some cases, be substantially lower, than the rates paid by the Funds. FRIMCo reviewed with the Trustees the differences in the scope of services it provides to institutional clients and the Funds. For example, institutional clients have fewer administrative needs than the Funds. It was further noted that since the Funds must constantly issue and redeem their shares, they are more difficult to manage than institutional accounts, where assets are relatively stable. Accordingly, the Trustees did not regard these fee differences as relevant to their deliberations.

The Board also considered the special expertise of FRIMCo with respect to the manager of managers structure of the Funds and the likelihood that, at the current expense ratio of each such Fund, there would be no acceptable alternative investment managers to replace FRIMCo on comparable terms given the need to conduct the manager of managers, multi-style strategy of such Fund selected by its shareholders in purchasing their shares.

With respect to the evaluation of the terms of portfolio management contracts with Money Managers, the Board received and considered information from FRIMCo reporting for each Money Manager, among other things, the Money Manager's performance over various periods; FRIMCo's assessment of the performance of each Money Manager; any significant business relationships between the Money Manager and Funds, FRIMCo or FRIMCo's affiliates; and FRIMCo's recommendation to retain the Money Manager at the current fee rate, to retain the Money Manager at a reduced fee rate or to terminate the Money Manager. FRIMCo recommended that each Money Manager be retained at its current fee rate. FRIMCo advised the Board that it does not regard Money Manager profitability as relevant to its evaluation of the investment advisory agreements with Money Managers because the willingness of Money Managers to serve in such capacity depends upon arm's-length negotiations with FRIMCo; FRIMCo is aware of the fees charged by Money Managers to other clients; and FRIMCo believes that the fees agreed upon with Money Managers are

 190  Basis for Approval of Investment Advisory Contracts

FRANK RUSSELL INVESTMENT COMPANY
INSTITUTIONAL FUNDS

BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACTS, CONTINUED (UNAUDITED)

--------------------------------------------------------------------------------

fair and reasonable in light of the anticipated quality of investment advisory services to be rendered. The Board accepted FRIMCo's explanation in light of the Board's findings as to the fairness and reasonableness of the aggregate investment advisory fees paid by each Fund and the fact that each Money Manager's fee is paid by FRIMCo.

Based substantially upon FRIMCo's recommendations together with the information received from FRIMCo in support of its recommendations, the Board concluded that the fees paid to the Money Managers of each Fund were fair and reasonable in light of the quality of the investment advisory services provided and that continuation of the portfolio management agreement with each Money Manager of each Fund was in the interests of shareholders.

In their deliberations, the Trustees did not identify any particular information as to the investment advisory agreement with FRIMCo or, other than FRIMCo's recommendation, the portfolio management agreement with any Money Manager that was all-important or controlling and each Trustee attributed different weights to the various factors considered. The Trustees evaluated all information available to them on a Fund-by-Fund basis and their determinations were made in respect of each Fund.

At a meeting held on March 24, 2005, the Trustees received proposals from FRIMCo to effect certain Money Manager changes for the International Fund; and at a meeting held on May 17, 2005 received proposals from FRIMCo to effect certain Money Manager changes for the Equity II and Select Growth Funds. In the case of each such Fund, the Trustees approved the terms of the proposed portfolio management agreements with the successor Money Manager(s) based substantially upon FRIMCo's recommendation; its explanation as to the lack of relevance of profitability to the evaluation of portfolio management agreements with Money Managers; and its belief that the proposed investment advisory fees for the successor Money Manager(s) would be fair and reasonable in light of the anticipated quality of investment advisory services to be rendered. The Trustees also considered their findings at the February 23, 2005 meeting as to the fairness and reasonableness of the aggregate investment advisory fees paid by each affected Fund, and the fact that the aggregate investment advisory fees paid by such Fund would not increase as a result of the implementation of any proposed Money Manager change because each Money Manager's investment advisory fee is paid by FRIMCo.

At the meeting held on May 17, 2005, the Trustees also received a proposal from FRIMCo to manage directly approximately 5% of the assets of the Equity I Fund (a "Participating Fund") utilizing a "select holdings strategy" pursuant to the terms of the Advisory Agreement between the Fund and FRIMCo. Under this strategy, FRIMCo analyzes the stocks purchased for a Participating Fund by each of the Fund's Money Managers to identify particular stocks that are concurrently overweighted by two or more of the Money Managers. FRIMCo uses a proprietary model to rank these stocks. Based on this ranking, FRIMCo will purchase additional shares of certain stocks for the Participating Fund. The strategy is designed to increase the Participating Fund's exposure to stocks that are collectively viewed as attractive by multiple Money Managers to the Participating Fund. Implementation of this strategy includes periodic rebalancing of the Participating Fund's holdings. The Trustees received and considered information from FRIMCo regarding the potential enhancements to the Participating Fund's performance based upon FRIMCo's limited experience in employing the same strategy for other types of investment accounts under its management. The Trustees also considered that FRIMCo would not be required to pay investment advisory fees to a Money Manager with respect to assets for which the select holdings strategy is utilized and that the profits derived by FRIMCo generally and from the Participating Fund consequently may increase incrementally. The Board, however, considered FRIMCo's advice that it will pay certain Money Managers additional fees for providing information and other services in connection with the select holdings strategy and expects to incur additional costs in implementing and carrying out the select holdings strategy; the limited amount of assets that would be managed directly by FRIMCo pursuant to the select holdings strategy; the fact that the aggregate investment advisory fees paid by the Participating Fund would not increase as a result of the implementation of the select holdings strategy; and its findings at the meeting held on February 23, 2005 that the aggregate fees payable by the Participating Fund are fair and reasonable. Based upon the Agreement Renewal Information received from FRIMCo at the meeting held on February 23, 2005 and information concerning implementation of the select holdings strategy received from FRIMCo at the meetings held on February 23, 2005 and May 17, 2005, the Board in the case of the Participating Fund accepted FRIMCo's select holdings strategy proposal, concluding in doing so that the investment advisory fees paid to FRIMCo by such Fund under its advisory agreement with FRIMCo continue to be fair and reasonable in light of the nature and anticipated quality of the investment advisory services to be rendered by FRIMCo.

                        Basis for Approval of Investment Advisory Contracts  191

FRANK RUSSELL INVESTMENT COMPANY
INSTITUTIONAL FUNDS

DISCLOSURE OF INFORMATION ABOUT FUND DIRECTORS -- APRIL 30, 2005 (UNAUDITED)

--------------------------------------------------------------------------------

The following tables provide information for each officer and trustee of the Russell Fund Complex. The Russell Fund Complex consists of Frank Russell Investment Company ("FRIC"), which has 34 funds, and Russell Investment Funds ("RIF"), which has five funds. Each of the trustees is a trustee of both FRIC and RIF. The first table provides information for trustees who are interested trustees. The second table provides information for the independent trustees. The third table provides information for the trustees emeritus. The fourth table provides information for the officers.

----------------------------------------------------------------------------------------------------------------------------
                                                                                             No. of
                                                                                           Portfolios
                                                                                           in Russell
                      Position(s) Held                                                        Fund
       Name,           with Fund and         Term           Principal Occupation(s)          Complex            Other
        Age,             Length of            of                   During the               Overseen      Directorships Held
      Address           Time Served         Office                Past 5 Years             by Trustee         by Trustee
----------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEES
----------------------------------------------------------------------------------------------------------------------------
 *Lynn L. Anderson,   Trustee since     Appointed until  - Vice Chairman, FRC                  39         - Trustee, The
  Born April 22,      1987              successor is     - Chairman of the Board, FRIC and RIF              SSgA Funds
  1939                                  duly elected     - CEO, Russell Fund                                (investment
                                        and qualified      Distributors, Inc.                               company)
  909 A Street                                             (broker-dealer "RFD"))
  Tacoma, Washington                                     - President and Chairman of the Board,
  98402-1616                                               SSgA Funds (investment
                                                           company)
                                                         - Chairman of the Board, FRTC
                                                         - Until July 2004, Director,
                                                           Frank Russell Investments
                                                           (Ireland) Limited (Irish
                                                           limited company) and Frank
                                                           Russell Investments (Cayman)
                                                           Ltd. (manager of variable
                                                           capital investment
                                                           companies)
                                                         - Until October 2002,
                                                           President and CEO, FRIC and
                                                           RIF
                                                         - Until January 2005, Chairman
                                                           of the Board, RFD and FRIMCo
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
 *Michael J.A.        Trustee Since     Appointed until  - Chairman of the Board, FRC          39         None
  Phillips,           2002              successor is     - 1990-2003, President, FRC
  Born January 20,                      duly elected     - 1993-2003, CEO, FRC
  1948                                  and qualified.   - Trustee, FRIC and RIF
                                                         - Director, FRTC; Frank
  909 A Street                                             Russell Investments (Suisse)
  Tacoma, Washington                                       S.A. (global investment
  98402-1616                                               services); Frank Russell
                                                           Company Limited (consultant
                                                           to institutional investors
                                                           in Europe and the UK)
                                                         - Chairman of the Board and President,
                                                           Russell 20-20 Association;
                                                           and Frank Russell
                                                           Investments (Delaware), Inc.
                                                           (general partner in various
                                                           limited partnerships
                                                           ("FRIDI"))
                                                         - Until 2004, Director,
                                                           Russell Investment Group
                                                           Pty. Limited (consultant to
                                                           superannuation funds in
                                                           Australia); and Frank
                                                           Russell Japan Co., Ltd.
                                                           (consultant to institutional
                                                           investors in Japan)
                                                         - Director, Harold LeMay
                                                           Museum (classic car museum)
                                                         - Advisory board member,
                                                           University of Washington,
                                                           Tacoma (educational
                                                           institution)
----------------------------------------------------------------------------------------------------------------------------



* Each of Messrs. Anderson and Phillips is also an officer and/or director of one or more an affiliates of FRIC and RIF and is therefore an interested trustee.

 192  Disclosure of Information about Fund Directors

FRANK RUSSELL INVESTMENT COMPANY
INSTITUTIONAL FUNDS

DISCLOSURE OF INFORMATION ABOUT FUND DIRECTORS, CONTINUED -- APRIL 30, 2005 (UNAUDITED)

--------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
                                                                                             No. of
                                                                                           Portfolios
                                                                                           in Russell
                      Position(s) Held                                                        Fund
       Name,           with Fund and         Term           Principal Occupation(s)          Complex            Other
        Age,             Length of            of                   During the               Overseen      Directorships Held
      Address           Time Served         Office                Past 5 Years             by Trustee         by Trustee
----------------------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES
----------------------------------------------------------------------------------------------------------------------------
 Paul E. Anderson,    Trustee since     Appointed until  - 1996 to present, President,         39         None
 Born October 15,     1984              successor is       Anderson Management Group
 1931                                   duly elected       LLC (private investments
                                        and qualified      consulting)
 909 A Street
 Tacoma, Washington
 98402-1616
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
 Kristianne Blake,    Trustee since     Appointed until  - President, Kristianne Gates         39         - Trustee WM Group
 Born January 22,     2000              successor is       Blake, P.S. (accounting                          of Funds
 1954                                   duly elected       services)                                        (investment
                                        and qualified                                                       company);
 909 A Street                                                                                             - Director, Avista
 Tacoma, Washington                                                                                         Corp
 98402-1616
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
 Daniel P. Connealy,  Trustee since     Appointed until  - June 2004 to present, Senior        39         - Director, Gold
 Born June 6, 1946    2003              successor is       Vice President and Chief                         Banc
                                        duly elected       Financial Officer, Waddell &                     Corporation,
 909 A Street                           and qualified      Reed Financial, Inc.                             Inc.
 Tacoma, Washington                                      - 2003, Retired
 98402-1616                                              - 2001-2003, Vice President
                                                           and Chief Financial Officer,
                                                           Janus Capital Group Inc.
                                                         - 1979-2001, Audit and
                                                           Accounting Partner,
                                                           PricewaterhouseCoopers LLP
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
 Jonathan Fine,       Trustee since     Appointed until  - President and Chief                 39         None
 Born July 8, 1954    2004              successor is       Executive Officer, United
                                        duly elected       Way of King County, WA
 909 A Street                           and qualified    - 1996-2000, Chief Executive
 Tacoma, Washington                                        Officer, Seattle/King County
 98402-1616                                                Chapter of the American Red
                                                           Cross
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
 Lee C. Gingrich,     Trustee since     Appointed until  - Retired since 1995                  39         None
 Born October 6,      1984              successor is
 1930                                   duly elected
                                        and qualified
 909 A Street
 Tacoma, Washington
 98402-1616
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
 Raymond P.           Trustee since     Appointed until  - Currently, President,               39         None
 Tennison, Jr.,       2000              successor is       Simpson Investment Company
 Born December 21,                      duly elected       and several additional
 1955                                   and qualified      subsidiary companies,
                                                           including Simpson Timber
 909 A Street                                              Company, Simpson Paper
 Tacoma, Washington                                        Company and Simpson Tacoma
 98402-1616                                                Kraft Company
----------------------------------------------------------------------------------------------------------------------------

                             Disclosure of Information about Fund Directors  193

FRANK RUSSELL INVESTMENT COMPANY
INSTITUTIONAL FUNDS

DISCLOSURE OF INFORMATION ABOUT FUND DIRECTORS, CONTINUED -- APRIL 30, 2005 (UNAUDITED)

--------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
                                                                                             No. of
                                                                                           Portfolios
                                                                                           in Russell
                      Position(s) Held                                                        Fund
       Name,           with Fund and         Term           Principal Occupation(s)          Complex            Other
        Age,             Length of            of                   During the               Overseen      Directorships Held
      Address           Time Served         Office                Past 5 Years             by Trustee         by Trustee
----------------------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES (CONTINUED)
----------------------------------------------------------------------------------------------------------------------------
 Julie W. Weston,     Trustee since     Appointed until  - Retired since 2000                  39         None
 Born October 2,      2002              successor is     - 1987 to 2000, Arbitrator,
 1943                                   duly elected       The American Arbitration
                                        and qualified      Association Commercial Panel
 909 A Street                                            - 1995 to 1999, Hearing
 Tacoma, Washington                                        Officer, University of
 98402-1616                                                Washington
                                                         - 1987 to 2002, Director,
                                                           Smith Barney Fundamental
                                                           Value Fund
----------------------------------------------------------------------------------------------------------------------------
 TRUSTEES EMERITUS
----------------------------------------------------------------------------------------------------------------------------
 *George F. Russell,  Trustee Emeritus  Until            - Director Emeritus, Frank            39         None
  Jr.,                and Chairman      resignation or     Russell Company (investment
  Born July 3, 1932   Emeritus since    removal            consultant to institutional
                      1999                                 investors ("FRC")); and
  909 A Street                                             FRIMCo
  Tacoma, Washington                                     - Chairman Emeritus, FRIC and
  98402-1616                                               RIF; Frank Russell
                                                           Securities, Inc.
                                                           (broker-dealer and
                                                           investment advisor ("FRS"));
                                                           Russell 20-20 Association
                                                           (non-profit corporation);
                                                           and Frank Russell Trust
                                                           Company (non-depository
                                                           trust company ("FRTC"))
                                                         - Chairman, Sunshine
                                                           Management Services, LLC
                                                           (investment advisor)
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
 Paul Anton, Ph.D.,   Trustee Emeritus  Five year term   - Retired since 1997                  39         None
 Born December 1,     since 2003                         - Trustee of FRIC and RIF
 1919                                                      Until 2002
 909 A Street
 Tacoma, Washington
 98402-1616
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
 William E. Baxter,   Trustee Emeritus  Five year term   - Retired since 1986                  39         None
 Born June 8, 1925    since 2004                         - Trustee of FRIC and RIF
                                                           Until 2004
 909 A Street
 Tacoma, Washington
 98402-1616
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
 Eleanor W. Palmer,   Trustee Emeritus  Five year term   - Retired since 1981                  39         None
 Born May 5, 1926     since 2004                         - Trustee of FRIC and RIF
                                                           Until 2004
 909 A Street
 Tacoma, Washington
 98402-1616
----------------------------------------------------------------------------------------------------------------------------



* Mr. Russell is also a director emeritus of one or more affiliates of FRIC and RIF.

 194  Disclosure of Information about Fund Directors

FRANK RUSSELL INVESTMENT COMPANY
INSTITUTIONAL FUNDS

DISCLOSURE OF INFORMATION ABOUT FUND DIRECTORS, CONTINUED -- APRIL 30, 2005 (UNAUDITED)

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
                                Position(s) Held
                                 with Fund and         Term                        Principal Occupation(s)
          Name, Age,               Length of            of                               During the
           Address                Time Served         Office                            Past 5 Years
--------------------------------------------------------------------------------------------------------------------------
OFFICERS
--------------------------------------------------------------------------------------------------------------------------
 Cheryl Wichers,                Chief Compliance  Until removed    - Chief Compliance Officer, FRIC
 Born December 16, 1966         Officer since     by Trustees      - Chief Compliance Officer, RIF
                                2005                               - Chief Compliance Officer, FRIMCo
 909 A Street                                                      - April 2002-May 2005, Manager, Global Regulatory
 Tacoma, Washington                                                  Policy
 98402-1616                                                        - 1998-2003, Compliance Supervisor, Russell Investment
                                                                     Group
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
 Greg J. Stark,                 President and     Annual and       - President and CEO, FRIC and RIF
 Born May 3, 1968               Chief Executive   until successor  - Chairman of the Board, President and CEO, FRIMCo
                                Officer since     is chosen and    - Chairman of the Board and President, RFD and Russell
 909 A Street                   2004              qualified by       Insurance Agency, Inc. (insurance agency ("RIA"))
 Tacoma, Washington                               Trustees         - Until 2004, Managing Director of Individual Investor
 98402-1616                                                          Services, FRC
                                                                   - 2000 to 2004, Managing Director, Sales and Client
                                                                     Service, FRIMCo
                                                                   - 1998 to 2000, Representative Director, Frank Russell
                                                                     Company, Ltd. (asset manager in Japan)
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
 Mark E. Swanson,               Treasurer and     Annual and       - Treasurer and Chief Accounting Officer, FRIC and RIF
 Born November 26, 1963         Chief Accounting  until successor  - Director, Funds Administration, FRIMCo, FRTC and RFD
                                Officer since     is chosen and    - Treasurer and Principal Accounting Officer, SSgA
 909 A Street                   1998              qualified by       Funds
 Tacoma, Washington                               Trustees
 98402-1616
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
 Thomas F. Hanly,               Chief Investment  Until removed    - Chief Investment Officer, FRIC, RIF, FRC, FRTC
 Born November 17, 1964         Officer since     by Trustees      - Director and Chief Investment Officer, FRIMCo and RFD
                                2004                               - Director, Frank Russell International Services Co.,
 909 A Street                                                        Inc. (provide services to U.S. personnel secunded to
 Tacoma, Washington                                                  overseas enterprises ("FRISCo"))
 98402-1616                                                        - 1999 to 2003, Chief Financial Officer, FRC, FRIC and
                                                                     RIF
--------------------------------------------------------------------------------------------------------------------------

                             Disclosure of Information about Fund Directors  195

FRANK RUSSELL INVESTMENT COMPANY
INSTITUTIONAL FUNDS

DISCLOSURE OF INFORMATION ABOUT FUND DIRECTORS, CONTINUED -- APRIL 30, 2005 (UNAUDITED)

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
                                Position(s) Held
                                 with Fund and         Term                        Principal Occupation(s)
          Name, Age,               Length of            of                               During the
           Address                Time Served         Office                            Past 5 Years
--------------------------------------------------------------------------------------------------------------------------
OFFICERS (CONTINUED)
--------------------------------------------------------------------------------------------------------------------------
 Karl J. Ege,                   Secretary and     Annual and       - Secretary and General Counsel, FRIC, RIF, FRIMCo,
 Born October 8, 1941           General Counsel   until successor    FRTC, and RFD
                                since 1994        is chosen and    - Secretary, General Counsel and Managing Director of
 909 A Street                                     qualified.         Law and Government Affairs, FRC
 Tacoma, Washington                                                - Director, Secretary and General Counsel, Frank
 98402-1616                                                          Russell Capital Inc. (investment advisor); Russell
                                                                     Real Estate Advisors, Inc. (real estate investment
                                                                     advisor)
                                                                   - Director and Secretary, Russell 20-20 Association;
                                                                     RIA; A Street Investment Associates, Inc. (real
                                                                     estate leasing); FRIDI; and FRISCo
                                                                   - Director and Assistant Secretary, Frank Russell
                                                                     Company Limited and Russell Systems Limited (limited
                                                                     company)
                                                                   - Director, FRS, Russell Investment Group Pty. Ltd.;
                                                                     Frank Russell Japan Co., Ltd. (holding company);
                                                                     Frank Russell Investment Company Plc Frank Russell
                                                                     Institutional Funds Plc, Frank Russell Multi-Manager
                                                                     Funds plc; Frank Russell Investment Company II plc,
                                                                     Frank Russell Investment Company III plc, Russell
                                                                     Alternative Investment Fund plc, and Russell
                                                                     Diversified Alternatives Fund (each, an investment
                                                                     company); Frank Russell Asset Management (Cayman) LLC
                                                                     (general partner of limited partnerships); Russell
                                                                     Investment Group Limited (institutional consultant);
                                                                     Russell Investment Management Ltd. (institutional
                                                                     investment management); Russell Investment Group
                                                                     Private Limited (investment and fund management
                                                                     advisory services); and Frank Russell Investments
                                                                     (Ireland) Ltd.
                                                                   - Statutory Auditor, Frank Russell Company, Ltd. (asset
                                                                     management and consulting)
--------------------------------------------------------------------------------------------------------------------------

 196  Disclosure of Information about Fund Directors

INSTITUTIONAL FUNDS

FRANK RUSSELL INVESTMENT COMPANY
909 A Street, Tacoma, Washington 98402
(800) 787-7354

--------------------------------------------------------------------------------

TRUSTEES
 Lynn L. Anderson
 Paul E. Anderson
 Kristianne Blake
 Daniel P. Connealy
 Jonathan Fine
 Lee C. Gingrich
 Michael J.A. Phillips
 Raymond P. Tennison, Jr.
 Julie W. Weston

TRUSTEES EMERITUS
 George F. Russell, Jr.
 Paul Anton, PhD
 William E. Baxter
 Eleanor W. Palmer

OFFICERS
 Gregory J. Stark, President and Chief Executive Officer
 Cheryl Wichers, Chief Compliance Officer (effective May 17, 2005) Thomas F. Hanly, Chief Investment Officer
 Mark E. Swanson, Treasurer and Chief Accounting Officer
 Karl J. Ege, Secretary

ADVISOR, ADMINISTRATOR, TRANSFER AND DIVIDEND DISBURSING AGENT
 Frank Russell Investment Management Company
 909 A Street
 Tacoma, WA 98402

CUSTODIAN
 State Street Bank and Trust Company
 Allan Forbes Building
 150 Newport Avenue AFB35
 North Quincy, MA 02171

OFFICE OF SHAREHOLDER INQUIRIES
 909 A Street
 Tacoma, WA 98402
 (800) 787-7354

LEGAL COUNSEL
 Stradley, Ronon, Stevens & Young, LLP
 2600 One Commerce Square
 Philadelphia, PA 19103-7098

DISTRIBUTOR
 Russell Fund Distributors, Inc.
 909 A Street
 Tacoma, WA 98402

MONEY MANAGERS AS OF APRIL 30, 2005

Equity I Fund
 Alliance Capital Management L.P., which acts as money manager to the Fund through its Bernstein Investment Research and Management Unit, New York, NY Ark Asset Management Co., Inc., New, York, NY
 Institutional Capital Corporation, Chicago, IL
 Jacobs Levy Equity Management, Inc., Florham Park, NJ
 Marsico Capital Management, LLC, Denver, CO
 MFS Institutional Advisors, Inc., Boston, MA
 Montag & Caldwell, Inc., Atlanta, GA
 Schneider Capital Management Corporation, Wayne, PA
 Suffolk Capital Management, LLC, New York, NY
 Turner Investment Partners, Inc., Berwyn, PA

Equity II Fund
 CapitalWorks Investment Partners, LLC, San Diego, CA
 David J. Greene and Company, LLC, New York, NY
 Delphi Management, Inc., Boston, MA
 Goldman Sachs Asset Management, L.P., New York, NY
 Gould Investment Partners LLC, Berwyn, PA
 Jacobs Levy Equity Management, Inc., Florham Park, NJ
 Nicholas-Applegate Capital Management LLC, San Diego, CA
 Roxbury Capital Management, LLC, Santa Monica, CA
 TimesSquare Capital Management, LLC, New York, NY

Equity Q Fund
 Aronson + Johnson + Ortiz, LP, Philadelphia, PA
 Franklin Portfolio Associates, LLC, Boston, MA
 Goldman Sachs Asset Management, L.P., New York, NY
 Jacobs Levy Equity Management, Inc., Florham Park, NJ

International Fund
 Alliance Capital Management L.P., which acts as money manager to the Fund through its Bernstein Investment Research and Management Unit, New York, NY AQR Capital Management, LLC, New York, NY
 Axiom International Investors LLC, Greenwich, CT
 Fidelity Management & Research Company, Boston, MA
 Marvin & Palmer Associates, Inc., Wilmington, DE
 MFS Institutional Advisors, Inc., Boston, MA
 Mondrian Investment Partners Limited, London, England
 The Boston Company Asset Management, LLC, Boston, MA
 Wellington Management Company, LLP, Boston, MA

Emerging Markets Fund
 Alliance Capital Management L.P., which acts as money manager to the Fund through its Bernstein Investment Research and Management Unit, New York, NY Arrowstreet Capital, Limited Partnership, Cambridge, MA
 Genesis Asset Managers, LLP, Guernsey, Channel Islands
 T. Rowe Price International, Inc., Baltimore, MD
 Wells Capital Management Inc., San Francisco, CA

                              Manager, Money Managers and Service Providers  197

INSTITUTIONAL FUNDS

FRANK RUSSELL INVESTMENT COMPANY
909 A Street, Tacoma, Washington 98402
(800) 787-7354

--------------------------------------------------------------------------------

Real Estate Securities Fund
 AEW Management and Advisors, L.P., Boston, MA
 Heitman Real Estate Securities LLC, Chicago, IL
 INVESCO Institutional (N.A.), Inc., which acts as a money manager to the Fund through its INVESCO Real Estate division, Dallas, TX
 RREEF America L.L.C., Chicago, IL

Short Duration Bond Fund
 Merganser Capital Management L.P., Boston, MA
 Pacific Investment Management Company LLC, Newport Beach, CA
 STW Fixed Income Management, Carpinteria, CA

Fixed Income I Fund
 Bear Stearns Asset Management Inc., New York, NY
 Lehman Brothers Asset Management LLC, Chicago, IL
 Pacific Investment Management Company LLC, Newport Beach, CA
 Western Asset Management Company, Pasadena, CA

Fixed Income III Fund
 Bear Stearns Asset Management Inc., New York, NY
 Delaware Management Company, a series of Delaware Management Business Trust,
   Philadelphia, PA
 Morgan Stanley Investment Management Inc., West Conshohocken, PA
 Pacific Investment Management Company LLC, Newport Beach, CA

Select Growth Fund
 Ark Asset Management Co., Inc., New York, NY
 CapitalWorks Investment Partners, LLC, San Diego, CA
 Fuller & Thaler Asset Management, Inc., San Mateo, CA
 Transamerica Investment Management, LLC, Denver, CO
 Turner Investment Partners, Inc., Berwyn, PA

Select Value Fund
 DePrince, Race & Zollo, Inc., Orlando, FL
 Iridian Asset Management LLC, Westport, CT
 MFS Institutional Advisors, Inc., Boston, MA
 Netols Asset Management, Inc., Mequon, WI
 Systematic Financial Management, L.P., Teaneck, NJ

This report is prepared from the books and records of the Funds and is submitted for the general information of shareholders and is not authorized for distribution to prospective investors unless accompanied or preceded by an effective Prospectus. Nothing herein contained is to be considered an offer of sale or a solicitation of an offer to buy shares of Frank Russell Investment Company. Such offering is made only by Prospectus, which includes details as to offering price and other material information.

 198  Manager, Money Managers and Service Providers

(FRANK RUSSELL LOGO)

FRANK RUSSELL INVESTMENT COMPANY
909 A Street
Tacoma, Washington 98402
800-787-7354
Fax: 253-591-3495
                                                             36-08-068 (1 04/05)
www.russell.com

ITEM 2. CODE OF ETHICS [ANNUAL REPORT ONLY]

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT. [ANNUAL REPORT ONLY]

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES. [ANNUAL REPORT ONLY]

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS. [ANNUAL REPORT ONLY]

ITEM 6. [INCLUDED IN ITEM 1]

ITEMS 7-9. [NOT APPLICABLE]

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

        There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees that would require disclosure herein.

ITEM 11. CONTROLS AND PROCEDURES

        (a) Registrant's principal executive officer and principal financial officer have concluded that Registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940 (the "Act")) are effective, based on their evaluation of these controls and procedures as of a date within 90 days of the date this report is filed with the Securities and Exchange Commission.

        (b) There were no significant changes in Registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation.

ITEM 12. EXHIBIT LIST

        (a) certification for principal executive officer of Registrant as required by Rule 30a-2 under the Act and certification for principal financial officer of Registrant as required by Rule 30a-2 under the Act.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANK RUSSELL INVESTMENT COMPANY


By:  /s/ Greg J. Stark
   -----------------------------------------------------------------------------
        Greg J. Stark
        Principal Executive Officer and Chief Executive Officer


Date: June 17, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By:  /s/ Greg J. Stark
   -----------------------------------------------------------------------------
        Greg J. Stark
        Principal Executive Officer and Chief Executive Officer


Date: June 17, 2005


By:  /s/ Mark E. Swanson
   -----------------------------------------------------------------------------
        Mark E. Swanson
        Principal Financial Officer, Principal Accounting Officer and Treasurer


Date: June 17, 2005